As filed with the Securities and Exchange Commission on April 22, 2021
File Nos. 333-200247
811-05200
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 7	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 304	☒
(Check Appropriate Box or Boxes)
Brighthouse Variable Annuity Account C
(Exact Name of Registrant)
Brighthouse Life Insurance Company
(Name of Depositor)
11225 North Community House Road
Charlotte, NC 28277
(Address of Depositor's Principal Executive Offices) (Zip Code)
Depositor's Telephone Number, including Area Code
(980) 365-7100
(Name and Address of Agent for Service)
Brighthouse Life Insurance Company
c/o The Corporation Trust Company
1209 Orange Street
Corporation Trust Center
New Castle County
Wilmington, DE 19801
(302) 658-7581
Copies to:
W. Thomas Conner
Vedder Price
1401 I Street NW, Suite 1100
Washington, DC 2005
Approximate Date of Proposed Public Offering: On April 30, 2021 or as soon thereafter as practicable.
It is proposed that this filing will become effective (check appropriate box):
□	immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	on April 30, 2021 pursuant to paragraph (b) of Rule 485.
□	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
□	on (date) pursuant to paragraph (a)(1) of Rule 485.
If appropriate, check the following box:
□	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Interest in a separate account under individual flexible premium deferred variable annuity contracts.

The Variable Annuity Contract
issued by
Brighthouse Life Insurance Company
and
Brighthouse Variable Annuity Account C
Class VA
April 30, 2021
This prospectus describes the flexible premium deferred variable annuity contract offered by Brighthouse Life Insurance Company (BLIC, the Company, or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans. Currently the contract is not available for new sales.
The annuity contract has 65 investment choices — a Fixed Account that offers an interest rate guaranteed by us, and 64 Investment Portfolios listed below.

BlackRock Variable Series Funds, Inc. (Class III)
BlackRock Global Allocation V.I. Fund
Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio (Class B)
AB International Bond Portfolio (Class B)
American Funds® Balanced Allocation Portfolio (Class C)
American Funds® Growth Allocation Portfolio (Class C)
American Funds® Growth Portfolio (Class C)
American Funds® Moderate Allocation Portfolio (Class C)
AQR Global Risk Balanced Portfolio (Class B)
BlackRock Global Tactical Strategies Portfolio (Class B)
BlackRock High Yield Portfolio (Class B)
Brighthouse Asset Allocation 100 Portfolio (Class B)
Brighthouse Balanced Plus Portfolio (Class B)
Brighthouse Small Cap Value Portfolio (Class B)
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B)
Brighthouse/Eaton Vance Floating Rate Portfolio (Class B)
Brighthouse/Franklin Low Duration Total Return Portfolio (Class B)
Brighthouse/Templeton International Bond Portfolio (Class B)#
Clarion Global Real Estate Portfolio (Class B)
Harris Oakmark International Portfolio (Class B)
Invesco Balanced-Risk Allocation Portfolio (Class B)
Invesco Comstock Portfolio (Class B)
Invesco Small Cap Growth Portfolio (Class B)
JPMorgan Core Bond Portfolio (Class B)
JPMorgan Global Active Allocation Portfolio (Class B)
Loomis Sayles Global Allocation Portfolio (Class B)
Loomis Sayles Growth Portfolio (Class B)
MetLife Multi-Index Targeted Risk Portfolio (Class B)
MFS® Research International Portfolio (Class B)
PanAgora Global Diversified Risk Portfolio (Class B)
PIMCO Inflation Protected Bond Portfolio (Class B)
PIMCO Total Return Portfolio (Class B)
Schroders Global Multi-Asset Portfolio (Class B)
SSGA Emerging Markets Enhanced Index Portfolio (Class B)
SSGA Growth and Income ETF Portfolio (Class B)
SSGA Growth ETF Portfolio (Class B)
T. Rowe Price Large Cap Value Portfolio (Class B)
T. Rowe Price Mid Cap Growth Portfolio (Class B)
Victory Sycamore Mid Cap Value Portfolio (Class B)
Wells Capital Management Mid Cap Value Portfolio (Class B)
Western Asset Management Government Income Portfolio (Class B)
Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio (Class B)
BlackRock Bond Income Portfolio (Class B)
BlackRock Capital Appreciation Portfolio (Class B)
BlackRock Ultra-Short Term Bond Portfolio (Class B)
Brighthouse Asset Allocation 20 Portfolio (Class B)
Brighthouse Asset Allocation 40 Portfolio (Class B)
Brighthouse Asset Allocation 60 Portfolio (Class B)
Brighthouse Asset Allocation 80 Portfolio (Class B)
Brighthouse/Artisan Mid Cap Value Portfolio (Class B)
Brighthouse/Dimensional International Small Company Portfolio (Class B)
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)
Frontier Mid Cap Growth Portfolio (Class B)
Jennison Growth Portfolio (Class B)
1

MetLife Aggregate Bond Index Portfolio (Class G)
MetLife Mid Cap Stock Index Portfolio (Class G)
MetLife MSCI EAFE® Index Portfolio (Class G)
MetLife Russell 2000® Index Portfolio (Class G)
MetLife Stock Index Portfolio (Class B)
MFS® Value Portfolio (Class B)
Neuberger Berman Genesis Portfolio (Class B)
T. Rowe Price Large Cap Growth Portfolio (Class B)
VanEck Global Natural Resources Portfolio (Class B)#
Western Asset Management Strategic Bond Opportunities Portfolio (Class B)
Western Asset Management U.S. Government Portfolio (Class B)
# This portfolio is only available for investment if certain optional riders are elected. (See “Purchase — Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.”)
Please read this prospectus before investing and keep it on file for future reference. It contains important information about the BLIC Variable Annuity Contract.
To learn more about the BLIC Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated April 30, 2021. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 99 of this prospectus. For a free copy of the SAI, call us at (888) 243-1932, visit our website at www.brighthousefinancial.com, or write to us at: P.O. Box 305075, Nashville, TN 37230-5075.
The contracts:
•	are not bank deposits
•	are not FDIC insured
•	are not insured by any federal government agency
•	are not guaranteed by any bank or credit union
•	may be subject to loss of principal
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
April 30, 2021
2

TABLE OF CONTENTS	Page	Page

3

4

INDEX OF SPECIAL TERMS
Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.
Page
Account Value.................................................................24
Accumulation Phase........................................................17
Accumulation Unit..........................................................24
Annual Benefit Payment......................................60 and 67
Annuitant........................................................................98
Annuity Date..................................................................41
Annuity Options.............................................................42
Annuity Payments...........................................................41
Annuity Service Center......................................................8
Annuity Units..................................................................41
Beneficiary......................................................................98
Benefit Base.....................................................................67
Business Day...................................................................19
Contract Year.................................................................18
Death Benefit Base..........................................................76
Fixed Account.................................................................17
Free Look........................................................................23
Good Order....................................................................96
Guaranteed Accumulation Amount.................................72
Guaranteed Withdrawal Amount....................................68
GWB Withdrawal Rate...................................................67
Income Base....................................................................48
Income Phase..................................................................17
Investment Portfolios......................................................25
Joint Owners...................................................................98
Owner.............................................................................98
Purchase Payment...........................................................18
Remaining Guaranteed Withdrawal Amount..................59
Separate Account............................................................93
Total Guaranteed Withdrawal Amount...........................59
5

This page intentionally left blank.

HIGHLIGHTS
The variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company, where you agree to make at least one Purchase Payment to us and we agree to make a series of Annuity Payments at a later date. The contract has a maximum issue age and you should consult with your financial representative. The contract provides a means for investing on a tax-deferred basis in our Fixed Account and the Investment Portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select a guaranteed minimum income benefit (GMIB), a guaranteed withdrawal benefit (GWB), or a guaranteed minimum accumulation benefit (GMAB). We are obligated to pay all money we owe under the contracts, including death benefits, income payments, and any guaranteed amounts due under a GMIB, GWB, or GMAB. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See “Other Information — The Separate Account.”)
The contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the Accumulation Phase, we may assess a withdrawal charge of up to 7%. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.
The Income Phase occurs when you or a designated payee begin receiving regular Annuity Payments from your contract. You and the Annuitant (the person on whose life we base Annuity Payments) do not have to be the same, unless you purchase a tax qualified contract or elect a GMIB (see “Living Benefits — Guaranteed Income Benefits”).
You can have Annuity Payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. If you choose fixed Annuity Payments, the amount of each payment will not change during the Income Phase. There is no death benefit during the Income Phase, however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (or Beneficiaries) (see “Annuity Payments (The Income Phase)” for more information).
Tax Deferral and Qualified Plans. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See “Federal Income Tax Status.”)
State Variations. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, Free Look rights, age issuance limitations, transfer rights and limitations, the right to reject Purchase Payments, the right to assess transfer fees, requirements for unisex annuity rates, the general availability of certain riders, and the availability of certain features of riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.
Free Look. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. Unless otherwise required by state law, you will receive whatever your contract is worth on the day that we receive your cancellation request and we will not deduct a withdrawal charge. The amount you receive may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account,
7

if applicable). You bear the risk of any decline in Account Value. We do not refund any charges or deductions assessed during the Free Look period. We will return your Purchase Payment if required by law.
Tax Penalty. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a Non-Qualified Contract during the Accumulation Phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1⁄2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the Income Phase are considered partly a return of your original investment until your investment is returned.
Non-Natural Persons as Owners. If the Owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The Owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The Owner of this contract can also be a Beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two Owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the Owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.
Non-Natural Persons as Beneficiaries. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the contract will generally eliminate the Beneficiary's ability to stretch the contract or a spousal Beneficiary's ability to continue the contract and the living and/or death benefits.
Inquiries. If you need more information, please contact our Annuity Service Center at:
Brighthouse Life Insurance Company
Annuity Service Center
P.O. Box 305075
Nashville, TN 37230-5075
(888) 243-1932
Electronic Delivery. As an Owner you may elect to receive electronic delivery of current prospectuses related to this contract, as well as other contract related documents.
Contact us at www.brighthousefinancial.com for more information and to enroll.
8

FEE TABLES AND EXAMPLES
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer Account Value between investment options. State premium taxes of 0% to 3.5% may also be deducted.

Owner Transaction Expenses Table
Withdrawal Charge (Note 1) (as a percentage of Purchase Payments)	7%

Transfer Fee (Note 2)	$25 $0 (First 12 per year)

Note 1. If an amount withdrawn is determined to include the withdrawal of prior Purchase Payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See “Expenses — Withdrawal Charge.”)
Number of Complete Years from Receipt of Purchase Payment	Withdrawal Charge (% of Purchase Payment)
0	7
1	6
2	6
3	5
4	4
5	3
6	2
7 and thereafter	0

Note 2. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. We currently are waiving the transfer fee, but reserve the right to charge the fee in the future.
9

The next tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including Investment Portfolio fees and expenses.

Account Fee (Note 1)	$30
Separate Account Annual Expenses (Note 2)
(referred to as Separate Account Product Charges)
(as a percentage of average Account Value in the Separate Account)
Mortality and Expense Charge	1.05%
Administration Charge	0.25%
Total Separate Account Annual Expenses	1.30%

Death Benefit Rider Charges (Optional) (Note 3) (as a percentage of average Account Value in the Separate Account)
Optional Death Benefit — Annual Step-Up	0.20%
Optional Death Benefit — Compounded-Plus	0.35%
Additional Death Benefit — Earnings Preservation Benefit	0.25%

Total Separate Account Annual Expenses Including Highest Charges for Optional Death Benefits (Note 4)	1.90%

Note 1. An account fee of $30 is charged every Contract Year on the contract anniversary if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. (See “Expenses.”)
Note 2. Certain charges and expenses for contracts issued before May 1, 2003, are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See “Expenses.”)
Note 3. See below for an additional optional death benefit rider (the Enhanced Death Benefit I), for which the charge is assessed on the Death Benefit Base and deducted annually from the Account Value.
Note 4. This charge is determined by adding the Mortality and Expense Charge, the Administration Charge, the Optional Death Benefit — Compounded-Plus Charge, and the Additional Death Benefit — Earnings Preservation Benefit Charge.
10

Additional Optional Rider Charges (Note 1)
Guaranteed Minimum Income Benefit (GMIB) Rider Charges
(as a percentage of the Income Base (Note 2))

GMIB Plus II — maximum charge	1.50%
GMIB Plus II — current charge	1.00%

GMIB Plus I — maximum charge	1.50%
GMIB Plus I — current charge	0.80%

GMIB II and GMIB I	0.50%

Lifetime Withdrawal Guarantee Rider Charges
(as a percentage of the Total Guaranteed Withdrawal Amount (Note 3))

Lifetime Withdrawal Guarantee II
Single Life version — maximum charge	1.60%
Single Life version — current charge	1.25%
Joint Life version — maximum charge	1.80%
Joint Life version — current charge	1.50%

Lifetime Withdrawal Guarantee I
Single Life version — maximum charge	0.95%
Single Life version — current charge	0.50%
Joint Life version — maximum charge	1.40%
Joint Life version — current charge	0.70%

Note 1. You may only elect one living benefit rider at a time. The GMIB Plus II rider is the only living benefit rider that the Enhanced Death Benefit I rider may be elected with. Certain rider charges for contracts issued before May 4, 2009 are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See “Expenses.”)
Note 2. On the issue date, the Income Base is equal to your initial Purchase Payment. The Income Base is adjusted for subsequent Purchase Payments and withdrawals. See “Living Benefits — Guaranteed Income Benefits” for a definition of the term Income Base. The GMIB Plus II and GMIB Plus I rider charges may increase upon an Optional Step-Up or Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up or Optional Reset. (See “Expenses.”)
Note 3. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See “Living Benefits — Guaranteed Withdrawal Benefits” for a definition of the term Total Guaranteed Withdrawal Amount. The Lifetime Withdrawal Guarantee rider charges may increase upon an Automatic Annual Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Automatic Annual Step-Up. (See “Expenses.”)
11

Guaranteed Withdrawal Benefit Rider Charges
(as a percentage of the Guaranteed Withdrawal Amount (Note 4))

Enhanced Guaranteed Withdrawal Benefit — maximum charge	1.00%
Enhanced Guaranteed Withdrawal Benefit — current charge	0.55%

Guaranteed Withdrawal Benefit I — maximum charge	0.95%
Guaranteed Withdrawal Benefit I — current charge	0.50%

Guaranteed Minimum Accumulation Benefit Rider Charge
(as a percentage of the Guaranteed Accumulation Amount (Note 5))	0.75%

Enhanced Death Benefit Rider Charges
(as a percentage of the Death Benefit Base (Note 6))

Enhanced Death Benefit I — maximum charge	1.50%
Enhanced Death Benefit I (issue age 69 or younger) — current charge	0.75%
Enhanced Death Benefit I (issue age 70-75) — current charge	0.95%

Note 4. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See “Living Benefits — Guaranteed Withdrawal Benefits” for definitions of the terms Guaranteed Withdrawal Amount and GWB Bonus Amount. The Enhanced Guaranteed Withdrawal Benefit and Guaranteed Withdrawal Benefit I rider charges may increase upon an Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Reset. (See “Expenses.”)
Note 5. The Guaranteed Accumulation Amount is initially set at an amount equal to a percentage of your initial Purchase Payment. The Guaranteed Accumulation Amount is adjusted for additional Purchase Payments made during the first 120 days of the contract and for withdrawals. See “Living Benefits — Guaranteed Minimum Accumulation Benefit” for a definition of the term Guaranteed Accumulation Amount.
Note 6. The Death Benefit Base is initially set at an amount equal to your initial Purchase Payment. The Death Benefit Base is adjusted for subsequent Purchase Payments and withdrawals. For a definition of the term Death Benefit Base, see “Death Benefit — Optional Death Benefit — Enhanced Death Benefit I.” The Enhanced Death Benefit I rider charge may increase upon an Optional Step-Up, but it will not exceed the maximum charge listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up. (See “Expenses.”)
12

The next table shows the minimum and maximum total operating expenses charged by the Investment Portfolios that you may pay periodically during the time that you own the contract. Certain Investment Portfolios may impose a redemption fee in the future. More detail concerning each Investment Portfolio's fees and expenses is contained in the prospectuses for the Investment Portfolios and in the following tables. For information concerning compensation paid for the sale of the contracts, see “Other Information — Distributor.”
Minimum and Maximum Total Annual Investment Portfolio Operating Expenses
	Minimum	Maximum
Total Annual Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.53%	1.29%
Investment Portfolio Fees and Expenses as of December 31, 2020
(as a percentage of average daily net assets)
The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.
Investment Portfolio	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund	0.64%	0.25%	0.22%	0.02%	1.13%	0.12%	1.01%
Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio	0.61%	0.25%	0.04%	0.01%	0.91%	0.02%	0.89%
AB International Bond Portfolio	0.51%	0.25%	0.06%	—	0.82%	—	0.82%
American Funds® Balanced Allocation Portfolio	0.06%	0.55%	0.01%	0.40%	1.02%	—	1.02%
American Funds® Growth Allocation Portfolio	0.06%	0.55%	0.01%	0.42%	1.04%	—	1.04%
American Funds® Growth Portfolio	0.32%	0.55%	0.05%	—	0.92%	—	0.92%
American Funds® Moderate Allocation Portfolio	0.06%	0.55%	0.02%	0.38%	1.01%	—	1.01%
AQR Global Risk Balanced Portfolio	0.62%	0.25%	0.03%	0.05%	0.95%	0.01%	0.94%
BlackRock Global Tactical Strategies Portfolio	0.66%	0.25%	0.02%	0.08%	1.01%	0.06%	0.95%
BlackRock High Yield Portfolio	0.60%	0.25%	0.08%	—	0.93%	0.02%	0.91%
Brighthouse Asset Allocation 100 Portfolio	0.07%	0.25%	0.02%	0.65%	0.99%	—	0.99%
Brighthouse Balanced Plus Portfolio	0.24%	0.25%	0.01%	0.42%	0.92%	0.01%	0.91%
Brighthouse Small Cap Value Portfolio	0.75%	0.25%	0.04%	0.08%	1.12%	0.01%	1.11%
Brighthouse/Aberdeen Emerging Markets Equity Portfolio	0.95%	0.25%	0.09%	—	1.29%	0.10%	1.19%
Brighthouse/Eaton Vance Floating Rate Portfolio	0.60%	0.25%	0.09%	—	0.94%	0.01%	0.93%
Brighthouse/Franklin Low Duration Total Return Portfolio	0.50%	0.25%	0.06%	0.01%	0.82%	0.09%	0.73%
Brighthouse/Templeton International Bond Portfolio	0.60%	0.25%	0.08%	—	0.93%	—	0.93%
Clarion Global Real Estate Portfolio	0.63%	0.25%	0.05%	—	0.93%	0.04%	0.89%
13

Investment Portfolio	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
Harris Oakmark International Portfolio	0.77%	0.25%	0.04%	—	1.06%	0.05%	1.01%
Invesco Balanced-Risk Allocation Portfolio	0.64%	0.25%	0.04%	0.02%	0.95%	0.02%	0.93%
Invesco Comstock Portfolio	0.57%	0.25%	0.03%	—	0.85%	0.01%	0.84%
Invesco Small Cap Growth Portfolio	0.85%	0.25%	0.04%	—	1.14%	0.08%	1.06%
JPMorgan Core Bond Portfolio	0.55%	0.25%	0.03%	—	0.83%	0.14%	0.69%
JPMorgan Global Active Allocation Portfolio	0.72%	0.25%	0.06%	—	1.03%	0.06%	0.97%
Loomis Sayles Global Allocation Portfolio	0.70%	0.25%	0.09%	—	1.04%	0.01%	1.03%
Loomis Sayles Growth Portfolio	0.57%	0.25%	0.02%	—	0.84%	0.02%	0.82%
MetLife Multi-Index Targeted Risk Portfolio	0.17%	0.25%	0.01%	0.22%	0.65%	—	0.65%
MFS ® Research International Portfolio	0.70%	0.25%	0.05%	—	1.00%	0.11%	0.89%
PanAgora Global Diversified Risk Portfolio	0.65%	0.25%	0.20%	0.03%	1.13%	—	1.13%
PIMCO Inflation Protected Bond Portfolio	0.48%	0.25%	0.30%	—	1.03%	—	1.03%
PIMCO Total Return Portfolio	0.48%	0.25%	0.11%	—	0.84%	0.03%	0.81%
Schroders Global Multi-Asset Portfolio	0.63%	0.25%	0.06%	—	0.94%	0.01%	0.93%
SSGA Emerging Markets Enhanced Index Portfolio	0.54%	0.25%	0.14%	0.05%	0.98%	—	0.98%
SSGA Growth and Income ETF Portfolio	0.31%	0.25%	0.01%	0.19%	0.76%	—	0.76%
SSGA Growth ETF Portfolio	0.32%	0.25%	0.03%	0.20%	0.80%	—	0.80%
T. Rowe Price Large Cap Value Portfolio	0.57%	0.25%	0.02%	—	0.84%	0.06%	0.78%
T. Rowe Price Mid Cap Growth Portfolio	0.75%	0.25%	0.03%	—	1.03%	—	1.03%
Victory Sycamore Mid Cap Value Portfolio	0.65%	0.25%	0.05%	—	0.95%	0.10%	0.85%
Wells Capital Management Mid Cap Value Portfolio	0.72%	0.25%	0.06%	—	1.03%	0.06%	0.97%
Western Asset Management Government Income Portfolio	0.43%	0.25%	0.04%	—	0.72%	0.03%	0.69%
Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio	0.79%	0.25%	0.05%	—	1.09%	0.12%	0.97%
BlackRock Bond Income Portfolio	0.34%	0.25%	0.05%	—	0.64%	—	0.64%
BlackRock Capital Appreciation Portfolio	0.69%	0.25%	0.03%	—	0.97%	0.09%	0.88%
BlackRock Ultra-Short Term Bond Portfolio	0.35%	0.25%	0.04%	—	0.64%	0.03%	0.61%
Brighthouse Asset Allocation 20 Portfolio	0.10%	0.25%	0.03%	0.54%	0.92%	0.03%	0.89%
Brighthouse Asset Allocation 40 Portfolio	0.06%	0.25%	—	0.57%	0.88%	—	0.88%
Brighthouse Asset Allocation 60 Portfolio	0.05%	0.25%	—	0.60%	0.90%	—	0.90%
Brighthouse Asset Allocation 80 Portfolio	0.05%	0.25%	0.01%	0.63%	0.94%	—	0.94%
Brighthouse/Artisan Mid Cap Value Portfolio	0.82%	0.25%	0.04%	—	1.11%	0.08%	1.03%
Brighthouse/Dimensional International Small Company Portfolio	0.81%	0.25%	0.13%	—	1.19%	0.11%	1.08%
Brighthouse/Wellington Core Equity Opportunities Portfolio	0.71%	0.25%	0.02%	—	0.98%	0.12%	0.86%
Frontier Mid Cap Growth Portfolio	0.71%	0.25%	0.04%	—	1.00%	0.02%	0.98%
Jennison Growth Portfolio	0.60%	0.25%	0.02%	—	0.87%	0.08%	0.79%
MetLife Aggregate Bond Index Portfolio	0.25%	0.30%	0.03%	—	0.58%	0.01%	0.57%
14

Investment Portfolio	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
MetLife Mid Cap Stock Index Portfolio	0.25%	0.30%	0.06%	0.01%	0.62%	—	0.62%
MetLife MSCI EAFE® Index Portfolio	0.30%	0.30%	0.08%	0.01%	0.69%	—	0.69%
MetLife Russell 2000® Index Portfolio	0.25%	0.30%	0.07%	0.01%	0.63%	—	0.63%
MetLife Stock Index Portfolio	0.25%	0.25%	0.03%	—	0.53%	0.01%	0.52%
MFS ® Value Portfolio	0.62%	0.25%	0.02%	—	0.89%	0.06%	0.83%
Neuberger Berman Genesis Portfolio	0.82%	0.25%	0.04%	—	1.11%	0.01%	1.10%
T. Rowe Price Large Cap Growth Portfolio	0.60%	0.25%	0.03%	—	0.88%	0.05%	0.83%
VanEck Global Natural Resources Portfolio	0.78%	0.25%	0.03%	0.01%	1.07%	0.06%	1.01%
Western Asset Management Strategic Bond Opportunities Portfolio	0.57%	0.25%	0.03%	—	0.85%	0.05%	0.80%
Western Asset Management U.S. Government Portfolio	0.48%	0.25%	0.03%	—	0.76%	0.03%	0.73%
The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2022. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios’ prospectuses for additional information regarding these arrangements.
Certain Investment Portfolios that have “Acquired Fund Fees and Expenses” are “funds of funds.” A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.
15

Examples
These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Owner Transaction Expenses, the Account Fee, Separate Account Annual Expenses, and Investment Portfolio Fees and Expenses.
The Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume: (a) maximum and (b) minimum fees and expenses of any of the Investment Portfolios (before any waiver and/or reimbursement). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Chart 1. Chart 1 assumes you select the Enhanced Death Benefit I (assuming the maximum 1.50% charge applies in all Contract Years), the Additional Death Benefit - Earnings Preservation Benefit, and the Guaranteed Minimum Income Benefit Plus II rider (assuming the maximum 1.50% charge applies in all Contract Years), which is the most expensive way to purchase the contract.
(1) If you surrender your contract at the end of the applicable time period:
Time Periods
	1 year	3 years	5 years	10 years
maximum	$1,314	$2,358	$3,436	$6,464
minimum	$1,238	$2,138	$3,080	$5,826

(2) If you do not surrender your contract or if you annuitize at the end of the applicable time period:
Time Periods
	1 year	3 years	5 years	10 years
maximum	$614	$1,818	$3,076	$6,464
minimum	$538	$1,598	$2,720	$5,826

Chart 2. Chart 2 assumes you do not select optional death benefit riders, a Guaranteed Minimum Income Benefit rider, a Guaranteed Withdrawal Benefit rider, or the Guaranteed Minimum Accumulation Benefit rider, which is the least expensive way to purchase the contract.
(1) If you surrender your contract at the end of the applicable time period:
Time Periods
	1 year	3 years	5 years	10 years
maximum	$989	$1,364	$1,746	$2,912
minimum	$913	$1,136	$1,363	$2,139

(2) If you do not surrender your contract or if you annuitize at the end of the applicable time period:
Time Periods
	1 year	3 years	5 years	10 years
maximum	$289	$824	$1,386	$2,912
minimum	$213	$596	$1,003	$2,139
The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the Accumulation Unit value history appears in Appendix A of this prospectus as well as in the SAI.
16

THE ANNUITY CONTRACT
This prospectus describes the variable annuity contract offered by us.
The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on a designated date that you select. Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Phase. If you die during the Accumulation Phase, your Beneficiary (or Beneficiaries) will receive the death benefit under your contract (see “Death Benefit” for more information). Once you begin receiving Annuity Payments, your contract switches to the Income Phase. There is no death benefit during the Income Phase; however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary(ies) (see “Annuity Payments (The Income Phase)” for more information).
The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See “Federal Income Tax Status.”)
The contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Income Phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see “Living Benefits”).
In most states, the contract also contains a Fixed Account option (contact your financial representative regarding your state). The Fixed Account is part of our general account and offers an interest rate that is guaranteed by us. The minimum interest rate depends on the date your contract is issued but will not be less than 1%. Your financial representative can tell you the current and minimum interest rates that apply. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940. If you select the Fixed Account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the total interest credited to your contract. The Fixed Account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed Annuity Payment option during the Income Phase, payments are made from our general account assets. All guarantees as to Purchase Payments or Account Value allocated to the Fixed Account, interest credited to the Fixed Account, and fixed Annuity Payments are subject to our financial strength and claims-paying ability.
The amount of the Annuity Payments you receive during the Income Phase from a fixed Annuity Payment option of the contract will remain level for the entire Income Phase. (Please see “Annuity Payments (The Income Phase)” for more information.)
As Owner of the contract, you exercise all interests and rights under the contract. You can change the Owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by Joint Owners (limited to two natural persons). We provide more information on this under “Other Information — Ownership.”
All contract provisions will be interpreted and administered in accordance with the requirements of the Internal Revenue Code (the “Code”). Any Code references to “spouses” include those persons who enter into lawful marriages under state law, regardless of sex.
PURCHASE
The maximum issue age for the contract and certain of its riders may be reduced in connection with the offer of the contract through certain broker dealers (“selling firms”). In
17

addition, certain riders may not be available through certain selling firms. You should discuss this with your financial representative.
We reserve the right to reject any application.
Purchase Payments
A Purchase Payment is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. You may also be permitted to make subsequent Purchase Payments. Initial and subsequent Purchase Payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent Purchase Payments. The manner in which subsequent Purchase Payments may be restricted is discussed below.
General Requirements for Purchase Payments. The following requirements apply to initial and subsequent Purchase Payments:
•	The minimum initial Purchase Payment we will accept is $5,000 when the contract is purchased as a Non-Qualified Contract.
•	If you are purchasing the contract as part of an IRA (Individual Retirement Annuity) or other qualified plan, the minimum initial Purchase Payment we will accept is $2,000.
•	The maximum total Purchase Payments for the contract is $1,000,000, without prior approval from us.
•	The minimum subsequent Purchase Payment is $500 unless you have elected an electronic funds transfer program approved by us, in which case the minimum subsequent Purchase Payment is $100 per month.
•	We will accept a different amount if required by federal tax law.
•	We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See “Access to Your Money.”)
•	We will not accept Purchase Payments made with cash, money orders, or travelers checks.
Restrictions on Subsequent Purchase Payments. We may restrict your ability to make subsequent Purchase Payments. We will notify you in advance if we impose restrictions on subsequent Purchase Payments. You and your financial representative should carefully consider whether our ability to restrict subsequent Purchase Payments is consistent with your investment objectives.
•	We reserve the right to reject any Purchase Payment and to limit future Purchase Payments. This means that we may restrict your ability to make subsequent Purchase Payments for any reason, subject to applicable requirements in your state. We may make certain exceptions to restrictions on subsequent Purchase Payments in accordance with our established administrative procedures.
•	Certain riders have current restrictions on subsequent Purchase Payments that are described in more detail below. For more information, see these subsections below: “Restrictions on Subsequent Purchase Payments — GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I,” and “Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB.”
Termination for Low Account Value
We may terminate your contract by paying you the Account Value in one sum if, prior to the Annuity Date, you do not make Purchase Payments for two consecutive Contract Years, the total amount of Purchase Payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the Account Value on or after the end of such two year period is less than $2,000. (A Contract Year is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.) Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract. We will not terminate the contract if it includes a Lifetime Withdrawal Guarantee rider or Guaranteed Minimum Accumulation Benefit rider. In addition, we will not terminate any contract that includes a Guaranteed Withdrawal Benefit or Guaranteed Minimum Income Benefit rider or any guaranteed death benefit if at the time the termination would otherwise occur the Benefit Base/Income Base of the living benefit rider, or the
18

guaranteed amount under any death benefit, is greater than the Account Value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.
Allocation of Purchase Payments
When you purchase a contract, we will allocate your Purchase Payment to the Fixed Account and/or any of the Investment Portfolios you have selected. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time your initial Purchase Payment is allocated. Each allocation must be at least $500 and must be in whole numbers. In addition, see Appendix A and B to this prospectus for more information about available Investment Portfolios.
We have reserved the right to restrict payments to the Fixed Account if any of the following conditions exist:
•	the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or
•	your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or
•	a transfer was made out of the Fixed Account within the previous 180 days.
Once we receive your Purchase Payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee’s administrative procedures), we will issue your contract and allocate your first Purchase Payment within 2 Business Days. A Business Day is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See “Other Information — Requests and Elections.”) However, if you allocate Purchase Payments to a discontinued Investment Portfolio (see Appendix A), we will request reallocation instructions, or if we are unable to obtain such instructions, we will return your Purchase Payment to you.
We may restrict the investment options available to you if you select certain optional riders. These restrictions are intended to reduce the risk of investment losses that could require us to use our own assets to pay amounts due under the selected optional rider.
If you choose the Guaranteed Minimum Income Benefit Plus II rider, Lifetime Withdrawal Guarantee II rider, or Enhanced Death Benefit I rider, we require you to allocate your Purchase Payments and Account Value as described below under “Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I” until the rider terminates.
If you choose the GMIB Plus I rider or the Lifetime Withdrawal Guarantee I rider, until the rider terminates, we require you to allocate your Purchase Payments and Account Value as described in “Living Benefits — Guaranteed Income Benefits — Description of GMIB Plus I” and “Living Benefits — Guaranteed Withdrawal Benefits — Description of Lifetime Withdrawal Guarantee I.”
If you choose the Guaranteed Minimum Accumulation Benefit rider, until the rider terminates, we require you to allocate your Purchase Payments and Account Value solely to one Investment Portfolio (see “Living Benefits — Guaranteed Minimum Accumulation Benefit”) (you may participate in the EDCA program, subject to restrictions).
If you make additional Purchase Payments, we will allocate them in the same way as your first Purchase Payment unless you tell us otherwise. However, if you make an additional Purchase Payment while an EDCA or Dollar Cost Averaging (DCA) program is in effect, we will not allocate the additional Purchase Payment to the EDCA or DCA program, unless you tell us to do so. Instead, unless you give us other instructions, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the EDCA or DCA program. (See “Investment Options — Dollar Cost Averaging Programs.”) You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time you submit a subsequent Purchase Payment. If you wish to allocate the payment to more than 18 Investment Portfolios (including the Fixed Account), we must have your request to allocate future Purchase Payments to more than 18 Investment Portfolios on record before we can apply your subsequent Purchase
19

Payment to your chosen allocation. If there are Joint Owners, unless we are instructed to the contrary, we will accept allocation instructions from either Joint Owner.
We reserve the right to make certain changes to the Investment Portfolios. (See “Investment Options — Substitution of Investment Options.”)
Investment Allocation Restrictions for Certain Riders
Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I
Allocation. If you elect the GMIB Plus II, the Lifetime Withdrawal Guarantee II, or the Enhanced Death Benefit I, you must comply with certain investment allocation restrictions. Specifically, you must allocate according to either (A) or (B) below:
(A) You must allocate:
•	100% of your Purchase Payments or Account Value among the AB Global Dynamic Allocation Portfolio, American Funds® Balanced Allocation Portfolio, American Funds® Moderate Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Allocation V.I. Fund, BlackRock Global Tactical Strategies Portfolio, Brighthouse Asset Allocation 20 Portfolio, Brighthouse Asset Allocation 40 Portfolio, Brighthouse Asset Allocation 60 Portfolio, Brighthouse Balanced Plus Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Schroders Global Multi-Asset Portfolio, SSGA Growth and Income ETF Portfolio, BlackRock Ultra-Short Term Bond Portfolio, and/or the Fixed Account (you may also allocate Purchase Payments to the EDCA program, provided that your destination portfolios are one or more of the above listed Investment Portfolios; you may not allocate Purchase Payments to the Dollar Cost Averaging program).
For contracts issued based on applications and necessary information received at our Annuity Service Center in Good Order before the close of the New York Stock Exchange on May 1, 2009, the following Investment Portfolios are also available under option (A): the Brighthouse Asset Allocation 80 Portfolio, American Funds® Growth Allocation Portfolio, and SSGA Growth ETF Portfolio.
OR
(B) You must allocate:
•	at least 30% of Purchase Payments or Account Value to Platform 1 portfolios and/or to the Fixed Account;
•	up to 70% of Purchase Payments or Account Value to Platform 2 portfolios;
•	up to 15% of Purchase Payments or Account Value to Platform 3 portfolios; and
•	up to 15% of Purchase Payments or Account Value to Platform 4 portfolios.
For contracts issued based on applications and necessary information received at our Annuity Service Center in Good Order before the close of the New York Stock Exchange on May 1, 2009, the following invesment allocation restrictions apply under option (B): you must allocate at least 15% of Purchase Payments or Account Value to Platform 1 portfolios and/or to the Fixed Account and you may allocate up to 85% of Purchase Payments or Account Value to Platform 2 portfolios (the percentages for Platforms 3 and 4 are the same as those listed above).
(See the “EDCA” section below for information on allocating Purchase Payments to the EDCA account under option (B). You may not allocate Purchase Payments to the Dollar Cost Averaging program under option (B).)
The investment options in each Platform are:
Platform 1
Fixed Account
BlackRock Bond Income Portfolio
BlackRock Ultra-Short Term Bond Portfolio
Brighthouse/Franklin Low Duration Total Return Portfolio
JPMorgan Core Bond Portfolio
MetLife Aggregate Bond Index Portfolio
PIMCO Inflation Protected Bond Portfolio
PIMCO Total Return Portfolio
Western Asset Management Government Income Portfolio
Western Asset Management U.S. Government Portfolio
20

Platform 2
AB Global Dynamic Allocation Portfolio
AB International Bond Portfolio
American Funds® Balanced Allocation Portfolio
American Funds® Growth Allocation Portfolio
American Funds® Growth Portfolio
American Funds® Moderate Allocation Portfolio
AQR Global Risk Balanced Portfolio
Baillie Gifford International Stock Portfolio
BlackRock Capital Appreciation Portfolio
BlackRock Global Allocation V.I. Fund
BlackRock Global Tactical Strategies Portfolio
BlackRock High Yield Portfolio
Brighthouse Asset Allocation 20 Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Asset Allocation 80 Portfolio
Brighthouse Asset Allocation 100 Portfolio
Brighthouse Balanced Plus Portfolio
Brighthouse/Wellington Core Equity Opportunities Portfolio
Harris Oakmark International Portfolio
Invesco Balanced-Risk Allocation Portfolio
Invesco Comstock Portfolio
Jennison Growth Portfolio
JPMorgan Global Active Allocation Portfolio
Loomis Sayles Global Allocation Portfolio
Loomis Sayles Growth Portfolio
MetLife MSCI EAFE® Index Portfolio
MetLife Multi-Index Targeted Risk Portfolio
MetLife Stock Index Portfolio
MFS® Research International Portfolio
MFS® Value Portfolio
PanAgora Global Diversified Risk Portfolio
Schroders Global Multi-Asset Portfolio
SSGA Growth and Income ETF Portfolio
SSGA Growth ETF Portfolio
T. Rowe Price Large Cap Growth Portfolio
T. Rowe Price Large Cap Value Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
Platform 3
Brighthouse/Artisan Mid Cap Value Portfolio
Frontier Mid Cap Growth Portfolio
MetLife Mid Cap Stock Index Portfolio
T. Rowe Price Mid Cap Growth Portfolio
Victory Sycamore Mid Cap Value Portfolio
Wells Capital Management Mid Cap Value Portfolio
Platform 4
Brighthouse/Aberdeen Emerging Markets Equity Portfolio
Brighthouse/Dimensional International Small Company Portfolio
Brighthouse/Eaton Vance Floating Rate Portfolio
Brighthouse/Templeton International Bond Portfolio
Brighthouse Small Cap Value Portfolio
Clarion Global Real Estate Portfolio
Invesco Small Cap Growth Portfolio
MetLife Russell 2000® Index Portfolio
Neuberger Berman Genesis Portfolio
SSGA Emerging Markets Enhanced Index Portfolio
VanEck Global Natural Resources Portfolio
Your Purchase Payments and transfer requests must be allocated in accordance with the above limitations. We will reject any Purchase Payments or transfer requests that do not comply with the above limitations.
Certain selling firms do not offer option (B) at the time your initial Purchase Payment is allocated. Please contact our Annuity Service Center if you wish to change your allocation selection to option (B).
We determine whether an investment option is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of an investment option in the event that an investment option is added, deleted, substituted, merged or otherwise reorganized. You will not be required to reallocate Purchase Payments or Account Value that you allocated to an investment option before we changed its classification, unless you make a new Purchase Payment or request a transfer among investment options (other than pursuant to rebalancing and Enhanced Dollar Cost Averaging programs in existence at the time the classification of the investment option changed). If you make a new Purchase Payment or request a transfer among investment options, you will be required to take the new classification into account in the allocation of your entire Account Value. We will provide you with prior written notice of any changes in classification of investment options. See “Investment Options” below for information about Investment Portfolios that employ a managed volatility strategy.
Rebalancing. If you choose to allocate according to (B) above, we will rebalance your Account Value on a quarterly basis based on your most recent allocation of Purchase Payments that complies with the allocation
21

limitations described above. We will also rebalance your Account Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a Business Day, the reallocation will occur on the next Business Day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.
The rebalancing requirement described above does not apply if you choose to allocate according to (A) above.
Subsequent Purchase Payments. Subsequent Purchase Payments must be allocated in accordance with the above limitations. When allocating according to (B) above, it is important to remember that the entire Account Value will be immediately reallocated according to any new allocation instructions that accompany a subsequent Purchase Payment, if the new allocation instructions differ from those previously received for the contract. Allocating according to (B) does not permit you to specify different allocations for individual Purchase Payments. Due to the rebalancing and reallocation requirements of (B), the entire account will be immediately reallocated according to the most recently provided allocation instructions.
Example:
Your Account Value is $100,000 and allocated 70% to the Invesco Comstock Index Portfolio and 30% to the PIMCO Total Return Portfolio using Option B of the Portfolio Flexibility Program. You make a subsequent Purchase Payment of $5,000 and provide instructions to allocate 100% of that payment to the BlackRock Ultra-Short Term Bond Portfolio. As a result of the new allocation instructions, your entire Account Value of $105,000 will then be reallocated to the BlackRock Ultra-Short Term Bond Portfolio.
EDCA. If you choose to allocate according to (B) above and you choose to allocate a Purchase Payment to the EDCA account, that entire Purchase Payment must be allocated only to the EDCA account. Any transfer from an EDCA account must be allocated in accordance with the limitations described under (B) above. In addition, if you made previous Purchase Payments before allocating a
Purchase Payment to the EDCA account, all transfers from an EDCA account must be allocated to the same investment options as your most recent allocations for Purchase Payments.
Changing Purchase Payment Allocation Instructions. You may change your Purchase Payment allocation instructions under (B) above at any time by providing notice to us, at our Annuity Service Center, or by any other method acceptable to us, provided that such instructions comply with the allocation limits described above. If you provide new allocation instructions for Purchase Payments and if these instructions conform to the allocation limits described under (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future Purchase Payment, EDCA account transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.
Transfers. Please note that any transfer request must result in an Account Value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.
Restrictions on Subsequent Purchase Payments — GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I
Current Restrictions on Subsequent Purchase Payments. If applicable in your state and except as noted below, until further notice we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 17, 2012 if your contract was issued with one or more of the following riders: GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I. You still will be permitted to transfer Account Value among the Investment Portfolios available with your contract and rider. If subsequent Purchase Payments will be permitted in the future, we will notify you in writing, in advance of the date the restriction will end.
We will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the “Purchase — Termination for Low Account Value” section; or (b) the rider charge is greater than your Account Value.
In addition, for IRAs (including annuity contracts held under Custodial IRAs), we will permit subsequent Purchase Payments up to your applicable annual IRS limits, provided the subsequent Purchase Payment is not in the form of a
22

transfer or rollover from another tax-qualified plan or tax-qualified investment. We will permit subsequent Purchase Payments for Qualified Contracts (other than IRAs and annuity contracts held under Custodial IRAs), provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan.
Restrictions on Subsequent Purchase Payments for GMIB Plus II after Rider Terminates. The restrictions on subsequent Purchase Payments described above will no longer apply, if:
1)	you elected only the GMIB Plus II rider, and it terminates (see “Living Benefits – Guaranteed Income Benefits – Description of GMIB Plus II”); or
2)	you elected both the GMIB Plus II and the EDB I, and both riders terminate (see “Living Benefits – Guaranteed Income Benefits – Description of GMIB Plus II” and “Death Benefit — Optional Death Benefit — Enhanced Death Benefit I”).
However, if you elected both the GMIB Plus II and the EDB I riders, and only the GMIB Plus II rider has terminated, the restrictions on subsequent Purchase Payments described above will continue to apply.
If your contract was issued in one of the following states, this restriction on subsequent Purchase Payments does not apply and you may continue to make subsequent Purchase Payments at this time: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, Oregon, Pennsylvania, Texas, Utah, or Washington.
Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB
Current Restrictions on Subsequent Purchase Payments. If applicable in your state and except as noted below, until further notice we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 17, 2012 if your contract was issued with one of the following optional riders: GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB. You still will be permitted to transfer Account Value among the Investment Portfolios available with your contract and rider. If subsequent Purchase Payments will be permitted in the future, we will notify you in writing, in advance of the date the restriction will end.
We will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the “Purchase – Termination for Low Account Value” section; or (b) the rider charge is greater than your Account Value.
In addition, for IRAs (including annuity contracts held under Custodial IRAs), we will permit subsequent Purchase Payments up to your applicable annual IRS limits, provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan or tax-qualified investment. We will permit subsequent Purchase Payments for Qualified Contracts (other than IRAs and annuity contracts held under Custodial IRAs), provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan.
Restrictions on Subsequent Purchase Payments for GMIB Plus I after Rider Terminates. If you elected the GMIB Plus I rider and it terminates (see “Living Benefits – Guaranteed Income Benefits – Description of GMIB Plus I”), the restrictions on subsequent Purchase Payments described above will no longer apply.
If your contract was issued in one of the following states, this restriction on subsequent Purchase Payments does not apply and you may continue to make subsequent Purchase Payments at this time: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, Oregon, Pennsylvania, Texas, Utah, or Washington.
Free Look
If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this Free Look period, we will not assess a withdrawal charge. Unless otherwise required by state law, you will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account, if applicable) according to your Purchase Payment allocation during the Free Look period. This means that you bear the risk of any decline in the value of your contract due to Investment Portfolio performance during the Free Look period. We do not refund any charges or deductions assessed during the Free Look period. In certain states, we are required to give you back your
23

Purchase Payment if you decide to cancel your contract during the Free Look period.
Accumulation Units
The portion of your Account Value allocated to the Separate Account will go up or down depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of this portion of your Account Value, we use a unit of measure we call an Accumulation Unit. (An Accumulation Unit works like a share of a mutual fund.) In addition to the investment performance of the Investment Portfolio, the deduction of Separate Account charges also affects an Investment Portfolio’s Accumulation Unit value, as explained below.
Every Business Day as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:
1)    dividing the net asset value per share of the Investment Portfolio at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Portfolio as of that day, by the net asset value per share of the Investment Portfolio for the previous Business Day, and
2)    multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit, the Compounded-Plus Death Benefit, and/or the Additional Death Benefit — Earnings Preservation Benefit) for each day since the last Business Day and any charges for taxes.
The value of an Accumulation Unit may go up or down from day to day.
When you make a Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio.
Purchase Payments and transfer requests are credited to a contract on the basis of the Accumulation Unit value next determined after receipt of a Purchase Payment or transfer request. Purchase Payments or transfer requests received before the close of the New York Stock Exchange will be credited to your contract that day, after the New York
Stock Exchange closes. Purchase Payments or transfer requests received after the close of the New York Stock Exchange, or on a day when the New York Stock Exchange is not open, will be treated as received on the next day the New York Stock Exchange is open (the next Business Day).
Example:
On Monday we receive an additional Purchase Payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Victory Sycamore Mid Cap Value Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an Accumulation Unit for the Victory Sycamore Mid Cap Value Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 Accumulation Units for the Victory Sycamore Mid Cap Value Portfolio.
Account Value
Account Value is equal to the sum of your interests in the Investment Portfolios, the Fixed Account, and the EDCA account. Your interest in each Investment Portfolio is determined by multiplying the number of Accumulation Units for that portfolio by the value of the Accumulation Unit.
Replacement of Contracts
Exchange Programs. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The Account Value of this contract attributable to the exchanged assets will not be subject to any withdrawal charge or be eligible for the Enhanced Dollar Cost Averaging program or the Three Month Market Entry Program (see “Investment Options — Dollar Cost Averaging Programs”). Any additional Purchase Payments contributed to the new contract will be subject to all fees and charges, including the withdrawal charge described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new contract offered by this prospectus. Then, you should compare the fees and charges (for example, the death benefit charges,
24

the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.
Other Exchanges. Generally, you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a withdrawal charge on your old annuity, and there will be a new withdrawal charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your financial representative whether the exchange would be advantageous, given the contract features, benefits and charges.
INVESTMENT OPTIONS
The contract offers 64 Investment Portfolios, which are listed below. Additional Investment Portfolios may be available in the future.
You should read the prospectuses for these funds carefully before investing. You can obtain copies of the fund prospectuses by calling or writing to us at: Brighthouse Life Insurance Company, Annuity Service Center, P.O. Box 305075, Nashville, TN 37230-5075, (888) 243-1932. You can also obtain information about the funds (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission’s website at http://www.sec.gov. Appendix B contains a summary of advisers, subadvisers, and investment objectives for each Investment Portfolio.
The investment objectives and policies of certain of the Investment Portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the Investment Portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers. Also, in selecting your Investment Portfolios, you should be aware that certain Investment Portfolios may have similar investment objectives but differ with respect to fees and charges.
Shares of the Investment Portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various Owners participating in, and the interests of qualified plans investing in the Investment Portfolios may conflict. The Investment Portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.
The Investment Portfolios listed below are managed in a way that is intended to minimize volatility of returns (referred to as a “managed volatility strategy”):
(a)	AB Global Dynamic Allocation Portfolio
(b)	AQR Global Risk Balanced Portfolio
(c)	BlackRock Global Tactical Strategies Portfolio
(d)	Brighthouse Balanced Plus Portfolio
(e)	Invesco Balanced-Risk Allocation Portfolio
(f)	JPMorgan Global Active Allocation Portfolio
(g)	MetLife Multi-Index Targeted Risk Portfolio
(h)	PanAgora Global Diversified Risk Portfolio
(i)	Schroders Global Multi-Asset Portfolio
Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors or general market conditions. Bond prices may fluctuate because they move in the opposite direction of interest rates. Foreign investing carries additional risks such as currency and market volatility. A managed volatility strategy is designed to reduce volatility
25

of returns to the above Investment Portfolios from investing in stocks and bonds. This strategy seeks to reduce such volatility by “smoothing” returns, which may result in an Investment Portfolio outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. This means that in periods of high market volatility, this managed volatility strategy could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Account Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Other Investment Portfolios may offer the potential for higher returns.
If you elect certain optional riders, you will be subject to investment allocation restrictions that include these Investment Portfolios. This is intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under those riders. You pay an additional fee for a guaranteed benefit which, in part, pays for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, a managed volatility strategy might not provide meaningful additional benefit to you. Please see the Investment Portfolio prospectuses for more information in general, as well as more information about the managed volatility strategy.
Certain Payments We Receive with Regard to the Investment Portfolios. An investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the Investment Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Investment Portfolio assets. Contract Owners, through their indirect investment in the Investment Portfolios, bear the costs of these advisory fees (see the prospectuses for the Investment Portfolios for more information). The amount of the payments we receive is based on a percentage of assets of the Investment Portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.
Additionally, an investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.
We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, Brighthouse Investment Advisers, LLC, which is formed as a “limited liability company.” Our ownership interests in Brighthouse Investment Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser. (See “Fee Tables and Examples — Investment Portfolio Fees and Expenses” for information on the management fees paid by the Investment Portfolios and the Statements of Additional Information for the Investment Portfolios for information on the management fees paid by the adviser to the subadvisers.)
Certain Investment Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. (See “Fee Tables and Examples — Investment Portfolio Fees and Expenses” for the amounts of the 12b-1 fees.) An Investment Portfolio's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. (See “Other Information — Distributor” for more information.) Payments under an Investment Portfolio's 12b-1 Plan decrease the Investment Portfolio's investment return.
We select the Investment Portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or subadviser is one of our affiliates or whether the
26

Investment Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment adviser are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Investment Portfolios periodically and may remove an Investment Portfolio or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the Investment Portfolio has not attracted significant allocations from contract Owners. In some cases, we have included Investment Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Investment Portfolios they recommend and may benefit accordingly from the allocation of Account Value to such Investment Portfolios.
We do not provide any investment advice and do not recommend or endorse any particular Investment Portfolio. You bear the risk of any decline in the Account Value of your contract resulting from the performance of the Investment Portfolios you have chosen.
BlackRock Variable Series Funds, Inc. (Class III)
BlackRock Variable Series Funds, Inc. is a mutual fund with multiple portfolios. BlackRock Advisors, LLC. is the manager of the portfolios. The following portfolio is available under the contract:
BlackRock Global Allocation V.I. Fund
Brighthouse Funds Trust I
Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:
AB Global Dynamic Allocation Portfolio (Class B)
AB International Bond Portfolio (Class B)
American Funds® Balanced Allocation Portfolio (Class C)
American Funds® Growth Allocation Portfolio (Class C)
American Funds® Growth Portfolio (Class C)
American Funds® Moderate Allocation Portfolio (Class C)
AQR Global Risk Balanced Portfolio (Class B)
BlackRock Global Tactical Strategies Portfolio (Class B)
BlackRock High Yield Portfolio (Class B)
Brighthouse Asset Allocation 100 Portfolio (Class B)
Brighthouse Balanced Plus Portfolio (Class B)
Brighthouse Small Cap Value Portfolio (Class B)
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B)
Brighthouse/Eaton Vance Floating Rate Portfolio (Class B)
Brighthouse/Franklin Low Duration Total Return Portfolio (Class B)
Brighthouse/Templeton International Bond Portfolio (Class B)#
Clarion Global Real Estate Portfolio (Class B)
Harris Oakmark International Portfolio (Class B)
Invesco Balanced-Risk Allocation Portfolio (Class B)
Invesco Comstock Portfolio (Class B)
Invesco Small Cap Growth Portfolio (Class B)
JPMorgan Core Bond Portfolio (Class B)
JPMorgan Global Active Allocation Portfolio (Class B)
Loomis Sayles Global Allocation Portfolio (Class B)
Loomis Sayles Growth Portfolio (Class B)
MetLife Multi-Index Targeted Risk Portfolio (Class B)
MFS® Research International Portfolio (Class B)
PanAgora Global Diversified Risk Portfolio (Class B)
PIMCO Inflation Protected Bond Portfolio (Class B)
PIMCO Total Return Portfolio (Class B)
Schroders Global Multi-Asset Portfolio (Class B)
SSGA Emerging Markets Enhanced Index Portfolio (Class B)
SSGA Growth and Income ETF Portfolio (Class B)
SSGA Growth ETF Portfolio (Class B)
T. Rowe Price Large Cap Value Portfolio (Class B)
T. Rowe Price Mid Cap Growth Portfolio (Class B)
Victory Sycamore Mid Cap Value Portfolio (Class B)
Wells Capital Management Mid Cap Value Portfolio (Class B)
Western Asset Management Government Income Portfolio (Class B)
Brighthouse Funds Trust II
Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the
27

investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:
Baillie Gifford International Stock Portfolio (Class B)
BlackRock Bond Income Portfolio (Class B)
BlackRock Capital Appreciation Portfolio (Class B)
BlackRock Ultra-Short Term Bond Portfolio (Class B)
Brighthouse Asset Allocation 20 Portfolio (Class B)
Brighthouse Asset Allocation 40 Portfolio (Class B)
Brighthouse Asset Allocation 60 Portfolio (Class B)
Brighthouse Asset Allocation 80 Portfolio (Class B)
Brighthouse/Artisan Mid Cap Value Portfolio (Class B)
Brighthouse/Dimensional International Small Company Portfolio (Class B)
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)
Frontier Mid Cap Growth Portfolio (Class B)
Jennison Growth Portfolio (Class B)
MetLife Aggregate Bond Index Portfolio (Class G)
MetLife Mid Cap Stock Index Portfolio (Class G)
MetLife MSCI EAFE® Index Portfolio (Class G)
MetLife Russell 2000® Index Portfolio (Class G)
MetLife Stock Index Portfolio (Class B)
MFS® Value Portfolio (Class B)
Neuberger Berman Genesis Portfolio (Class B)
T. Rowe Price Large Cap Growth Portfolio (Class B)
VanEck Global Natural Resources Portfolio (Class B)#
Western Asset Management Strategic Bond Opportunities Portfolio (Class B)
Western Asset Management U.S. Government Portfolio (Class B)
# This portfolio is only available for investment if certain optional riders are elected. (See “Purchase — Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.”)
Investment Portfolios That Are Funds-of-Funds
The following Investment Portfolios available within Brighthouse Funds Trust I and Brighthouse Funds Trust II are “funds of funds”:
American Funds® Balanced Allocation Portfolio
American Funds® Growth Allocation Portfolio
American Funds® Moderate Allocation Portfolio
BlackRock Global Tactical Strategies Portfolio
Brighthouse Asset Allocation 20 Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Asset Allocation 80 Portfolio
Brighthouse Asset Allocation 100 Portfolio
Brighthouse Balanced Plus Portfolio
MetLife Multi-Index Targeted Risk Portfolio
SSGA Growth and Income ETF Portfolio
SSGA Growth ETF Portfolio
“Fund of funds” Investment Portfolios invest substantially all of their assets in other portfolios and/or exchange-traded funds (“Underlying ETFs”). Therefore, each of these Investment Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Investment Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Investment Portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Investment Portfolios, if such underlying portfolios or Underlying ETFs are available under the contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the contract.
Transfers
General. You can transfer a portion of your Account Value among the Fixed Account and the Investment Portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of frequent or large transfers, or other transfers we determine are or would be to the disadvantage of other contract Owners. (See “Restrictions on Frequent Transfers” and “Restrictions on Large Transfers” below.) We also may be required to suspend the right to transfers in certain circumstances (see “Access to Your Money – Suspension of Payments or Transfers”). We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.
You can make a transfer to or from any Investment Portfolio or the Fixed Account, subject to the limitations
28

below. All transfers made on the same Business Day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the Business Day. The following apply to any transfer:
•	Your request for transfer must clearly state which Investment Portfolio(s) or the Fixed Account are involved in the transfer.
•	Your request for transfer must clearly state how much the transfer is for.
•	The minimum amount you can transfer is $500 from an Investment Portfolio, or your entire interest in the Investment Portfolio, if less (this does not apply to pre-scheduled transfer programs).
•	The minimum amount that may be transferred from the Fixed Account is $500, or your entire interest in the Fixed Account. Transfers out of the Fixed Account during the Accumulation Phase are limited to the greater of: (a) 25% of the Fixed Account value at the beginning of the Contract Year, or (b) the amount transferred out of the Fixed Account in the prior Contract Year. Currently we are not imposing these restrictions on transfers out of the Fixed Account, but we have the right to reimpose them at any time. You should be aware that, if transfer restrictions are imposed, it may take a while (even if you make no additional Purchase Payments or transfers into the Fixed Account) to make a complete transfer of your Account Value from the Fixed Account. When deciding whether to invest in the Fixed Account it is important to consider whether the transfer restrictions fit your risk tolerance and time horizon.
•	You may not make a transfer to more than 18 Investment Portfolios (including the Fixed Account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 Investment Portfolios (including the Fixed Account) may be made by calling or writing our Annuity Service Center.
•	If you have elected to add the GMIB Plus I, GMIB Plus II, Lifetime Withdrawal Guarantee I, Lifetime Withdrawal Guarantee II, or Enhanced Death Benefit I rider to your contract, you may only make transfers between certain Investment Portfolios. Please refer to the sections “Purchase — Allocation of Purchase Payments” and “Purchase — Investment Allocation Restrictions for Certain Riders.”
•	If you have elected to add the Guaranteed Minimum Accumulation Benefit rider to your contract, you may not transfer out of the Investment Portfolio you chose at issue until the rider terminates. Please refer to the section “Living Benefits — Guaranteed Minimum Accumulation Benefit.”
During the Accumulation Phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another Investment Portfolio). In such a case, the redemption order would be processed at the source Investment Portfolio's next determined Accumulation Unit value. However, the purchase of the new Investment Portfolio would be effective at the next determined Accumulation Unit value for the new Investment Portfolio only after we receive the proceeds from the source Investment Portfolio, or we otherwise receive cash on behalf of the source Investment Portfolio.
For transfers during the Accumulation Phase, we have reserved the right to restrict transfers to the Fixed Account if any one of the following conditions exist:
•	the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or
•	your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or
•	a transfer was made out of the Fixed Account within the previous 180 days.
During the Income Phase, you cannot make transfers from a fixed Annuity Payment option to the Investment Portfolios. You can, however, make transfers during the Income Phase from the Investment Portfolios to a fixed Annuity Payment option and among the Investment Portfolios.
Transfers by Telephone or Other Means. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in Good Order. If you own the contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from
29

either you or the other Owner. (See “Other Information — Requests and Elections.”)
All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the Business Day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), or on a day when the New York Stock Exchange is not open, to be received on the next day the New York Stock Exchange is open (the next Business Day).
Pre-Scheduled Transfer Program. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging Programs, Three Month Market Entry and Automatic Rebalancing Programs.
Restrictions on Frequent Transfers. Frequent requests from contract Owners to transfer Account Value may dilute the value of an Investment Portfolio’s shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price (“arbitrage trading”). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect contract Owners and other persons who may have an interest in the contracts (e.g., Annuitants and Beneficiaries).
We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Portfolios. In addition, as described below, we monitor transfer activity in all American Funds Insurance Series® portfolios. We monitor transfer activity in the following portfolios (the “Monitored Portfolios”):
AB International Bond Portfolio
Baillie Gifford International Stock Portfolio
BlackRock Global Allocation V.I. Fund
BlackRock High Yield Portfolio
Brighthouse Small Cap Value Portfolio
Brighthouse/Aberdeen Emerging Markets Equity Portfolio
Brighthouse/Dimensional International Small Company Portfolio
Brighthouse/Eaton Vance Floating Rate Portfolio
Brighthouse/Templeton International Bond Portfolio
Clarion Global Real Estate Portfolio
Harris Oakmark International Portfolio
Invesco Small Cap Growth Portfolio
Loomis Sayles Global Allocation Portfolio
MetLife MSCI EAFE® Index Portfolio
MetLife Russell 2000® Index Portfolio
MFS® Research International Portfolio
Neuberger Berman Genesis Portfolio
SSGA Emerging Markets Enhanced Index Portfolio
VanEck Global Natural Resources Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Account Value; and (3) two or more “round-trips” involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. We do not believe that other Investment Portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion.
Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will impose transfer restrictions on the entire contract and will require future transfer requests to or from any Investment Portfolio under that contract to be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second
30

occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.
The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the contracts. We do not accommodate frequent transfers in any Investment Portfolio and there are no arrangements in place to permit any contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.
The Investment Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Investment Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide to the Investment Portfolio promptly upon request certain information about the trading activity of individual contract Owners, and to execute instructions from the Investment Portfolio to restrict or prohibit further purchases or transfers by specific contract Owners who violate the frequent transfer policies established by the Investment Portfolio.
In addition, contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Investment Portfolios generally are “omnibus” orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes that an omnibus order reflects one or more transfer requests from contract Owners engaged in frequent trading, the Investment Portfolio may reject the entire omnibus order.
In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single contract Owner). You should read the Investment Portfolio prospectuses for more details.
Restrictions on Large Transfers. Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy, requiring an Investment Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Investment Portfolios except where the portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for “block transfers” where transfer requests have been submitted on behalf of multiple contract Owners
31

by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.
Dollar Cost Averaging Programs
We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the Accumulation Phase.
If you make an additional Purchase Payment while a Dollar Cost Averaging (DCA) or Enhanced Dollar Cost Averaging (EDCA) program is in effect, we will not allocate the additional payment to the DCA or EDCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA or EDCA program. Any Purchase Payments received after the DCA or EDCA program has ended will be allocated as described in “Purchase —  Allocation of Purchase Payments.”
We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death.
The two dollar cost averaging programs are:
1.	Standard Dollar Cost Averaging (DCA)
This program allows you to systematically transfer a set amount each month from the Fixed Account or from the BlackRock Ultra-Short Term Bond Portfolio to any of the
other available Investment Portfolio(s) you select. We provide certain exceptions from our normal Fixed Account restrictions to accommodate the dollar cost averaging program. These transfers are made on a date you select or, if you do not select a date, on the date that a Purchase Payment or Account Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for Purchase Payments or Account Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.
If you allocate an additional Purchase Payment to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the GMIB Plus I rider, the GMIB Plus II rider, the Lifetime Withdrawal Guarantee II rider, the GMAB rider, or the Enhanced Death Benefit I rider.
2.	Enhanced Dollar Cost Averaging (EDCA) Program
The Enhanced Dollar Cost Averaging (EDCA) program allows you to systematically transfer amounts from a guaranteed account option, the EDCA account in the general account, to any available Investment Portfolio(s) you select. Except as discussed below, only new Purchase Payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.
When a subsequent Purchase Payment is allocated by you to your existing EDCA account, we create “buckets” within your EDCA account.
•	The EDCA transfer amount will be increased by the subsequent Purchase Payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.
•	Each allocation (bucket) resulting from a subsequent Purchase Payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.
32

•	Allocations (buckets) resulting from each Purchase Payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.
(See Appendix C for further examples of EDCA with multiple Purchase Payments.)
The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The minimum interest rate depends on the date your contract is issued, but will not be less than 1%. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any Investment Portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.
The first transfer we make under the EDCA program is the date your Purchase Payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for Purchase Payments allocated on the 29th, 30th, or 31st day of a month. If the selected day is not a Business Day, the transfer will be deducted from the EDCA account on the selected day but will be applied to the Investment Portfolios on the next Business Day. EDCA interest will not be credited on the transfer amount between the selected day and the next Business Day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.
If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, and your contract was issued prior to May 1, 2005, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the BlackRock Ultra-Short Term Bond Portfolio, unless you specify otherwise. If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, and your contract was issued on or after May 1, 2005, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the Investment Portfolio(s) in accordance with the percentages you have chosen for the EDCA program, unless you specify otherwise.
The EDCA program is not available in Oregon.
Three Month Market Entry Program
Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the EDCA Program, except it is of three (3) months duration.
Automatic Rebalancing Program
Once your money has been allocated to the Investment Portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.
An automatic rebalancing program is intended to transfer Account Value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you “buy low and sell high,” although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.
We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current DCA or EDCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current Purchase Payment allocations, unless you tell us otherwise.
The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death. If you have selected the GMIB Plus II rider, the Lifetime Withdrawal Guarantee II rider, or the Enhanced Death Benefit I rider, the Fixed Account is available for automatic
33

rebalancing. The Automatic Rebalancing Program is not available if you have selected the GMAB rider.
Example:
Assume that you want your initial Purchase Payment split between two Investment Portfolios. You want 40% to be in the MetLife Aggregate Bond Index Portfolio and 60% to be in the Loomis Sayles Growth Portfolio. Over the next 2 1⁄2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the MetLife Aggregate Bond Index Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the MetLife Aggregate Bond Index Portfolio to bring its value back to 40% and use the money to buy more units in the Loomis Sayles Growth Portfolio to increase those holdings to 60%.
Voting Rights
We are the legal owner of the Investment Portfolio shares. However, we believe that when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.
Substitution of Investment Options
If investment in the Investment Portfolios or a particular Investment Portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Portfolio or Investment Portfolios without your consent. The substituted Investment Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion.
EXPENSES
There are charges and other expenses associated with the contract that reduce the return on your investment in the contract.These charges and expenses are:
Product Charges
Separate Account Product Charges. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to certain death benefit riders). We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units (i.e., during the Accumulation Phase and the Income Phase — although death benefit charges no longer continue in the Income Phase).
Mortality and Expense Charge. We assess a daily mortality and expense charge that is equal, on an annual basis, to 1.05% of the average daily net asset value of each Investment Portfolio. For contracts issued prior to May 1, 2003, the mortality and expense charge on an annual basis is 1.15% of the average daily net asset value of each Investment Portfolio.
This charge compensates us generally for mortality risks we assume, including making Annuity Payments that will not change based on our actual mortality experience and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.
Administration Charge. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each Investment Portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses
34

are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.
Death Benefit — Rider Charge
If you select one of the following death benefit riders, we will deduct a charge that compensates us generally for the costs and risks we assume in providing the benefit. This charge (assessed during the Accumulation Phase) is equal, on an annual basis, to the percentages below of the average daily net asset value of each Investment Portfolio:
Annual Step-Up Death Benefit	0.20%
Compounded-Plus Death Benefit	0.35%*
Additional Death Benefit — Earnings Preservation Benefit	0.25%
*For contracts issued prior to May 1, 2003, the percentage charge for the Compounded-Plus Death Benefit is 0.15% of the average daily net asset value of each Investment Portfolio.
Please check with your financial representative regarding which death benefits are available in your state.
If you select the Enhanced Death Benefit I, and you are age 69 or younger at issue, we will assess a charge during the Accumulation Phase equal to 0.75% of the Death Benefit Base. If you are age 70-75 at issue, we will assess a charge during the Accumulation Phase equal to 0.95% of the Death Benefit Base (see “Death Benefit — Optional Death Benefit — Enhanced Death Benefit I” for a discussion of how the Death Benefit Base is determined).
If your Death Benefit Base is increased due to an Optional Step-Up, we may reset the Enhanced Death Benefit I charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up. Starting with the first contract anniversary, the charge is assessed for the prior Contract Year at each contract anniversary before any Optional Step-Up.
If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the Enhanced Death Benefit I charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment. If the Enhanced Death Benefit I rider is terminated because the contract is terminated; because the death benefit amount is determined; or because there are insufficient funds to deduct the rider charge from the Account Value, no Enhanced Death Benefit I charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect.
The Enhanced Death Benefit I charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.
For contracts issued from February 24, 2009 through May 1, 2009, the percentage charge for the Enhanced Death Benefit I is 0.65% of the Death Benefit Base if you were age 69 or younger at issue and 0.90% of the Death Benefit Base if you were age 70-75 at issue.
For contracts issued on or before February 23, 2009, the percentage charge for the Enhanced Death Benefit I is 0.65% of the Death Benefit Base if you were age 69 or younger at issue and 0.85% of the Death Benefit Base if you were age 70-75 at issue.
For contracts issued on or before May 1, 2009, if you elected both the Enhanced Death Benefit I rider and the GMIB Plus II rider (described below), the percentage charge for the Enhanced Death Benefit I is reduced by 0.05%. If you elected both the Enhanced Death Benefit I rider and the GMIB Plus II rider, and only the GMIB Plus II rider has terminated, the 0.05% reduction will continue to apply.
Account Fee
During the Accumulation Phase, every Contract Year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior Contract Year if your Account Value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the Account Value regardless of the amount of your Account Value. During the Accumulation Phase, the account fee is deducted pro rata from the Investment Portfolios. This charge is generally for the administration charge (see above). This charge cannot be increased.
35

A pro rata portion of the charge will be deducted from the Account Value on the Annuity Date or upon a full withdrawal, if this date is other than a contract anniversary. If your Account Value on the Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract.
Guaranteed Minimum Income Benefit — Rider Charge
We offer a Guaranteed Minimum Income Benefit (GMIB) that you can select when you purchase the contract. There are four different versions of the GMIB under this contract: GMIB Plus II, GMIB Plus I, GMIB II, and GMIB I.
If you select a GMIB rider, we assess a charge during the Accumulation Phase equal to a percentage of the Income Base at the time the rider charge is assessed. (See “Living Benefits — Guaranteed Income Benefits” for a description of how the Income Base is determined.) This charge compensates us generally for the costs and risks we assume in providing the benefit. The percentage charges for each version of the GMIB rider are listed below.
The GMIB rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately preceding the date the rider is exercised.
If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment.
If a GMIB rider is terminated for the following reasons, no GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect:
•	the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract);
•	because it is the 30th day following the contract anniversary prior to the Owner’s 86th birthday (for GMIB I, GMIB II, or GMIB Plus I) or 91st birthday (for GMIB Plus II); or
•	the Guaranteed Principal Option is exercised (only applicable to GMIB Plus I and GMIB Plus II).
The GMIB rider charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.
For versions of the GMIB rider with an Optional Step-Up feature (GMIB Plus II) or Optional Reset feature (GMIB Plus I), the rider charge is assessed on the Income Base prior to any Optional Step-Up or Optional Reset. (See “Living Benefits — Guaranteed Income Benefits” for information on Optional Step-Ups.)
We reserve the right to increase the rider charge upon an Optional Step-Up or Optional Reset, up to a rate that does not exceed the lower of: (a) 1.50% of the Income Base (the Maximum Optional Step-Up or Optional Reset Charge), or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up or Optional Reset. The increased rider charge will apply after the contract anniversary on which the Optional Step-Up or Optional Reset occurs. (See below for certain versions of the GMIB Plus II and GMIB Plus I riders for which we are currently increasing the rider charge upon an Optional Step-Up or Optional Reset on a contract anniversary occurring on July 1, 2012 or later.)
If you selected the GMIB Plus II rider with a contract issued on or before February 23, 2009, the rider charge is 0.80% of the Income Base. If you selected the GMIB Plus II rider with a contract issued on or after February 24, 2009, the rider charge is 1.00% of the Income Base. For contracts issued with the version of the GMIB Plus II rider with an annual increase rate of 6%, if your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.
If you selected the GMIB Plus I with a contract issued on or before February 23, 2007, the rider charge is 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.
36

If you selected the GMIB Plus I with a contract issued on and after February 26, 2007, the rider charge is 0.80% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.
If you selected the GMIB II rider or the GMIB I rider, the rider charge is 0.50% of the Income Base. For contracts issued from May 1, 2003 and on or before April 29, 2005 for which the GMIB II or GMIB I was elected, the rider charge is reduced to 0.45% of the Income Base if you elected either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. (See “Death Benefit.”) For contracts issued on and after May 2, 2005, the rider charge is not reduced if you elected either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. For contracts issued prior to February 15, 2003, the GMIB I rider charge equals 0.35% of the Income Base.
Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit — Rider Charge
There are two versions of the optional Lifetime Withdrawal Guarantee (LWG) rider: the Lifetime Withdrawal Guarantee II rider and the Lifetime Withdrawal Guarantee I rider (collectively referred to as the Lifetime Withdrawal Guarantee riders). There are also two versions of the optional Guaranteed Withdrawal Benefit (GWB) rider, the Enhanced GWB rider and the GWB I rider (collectively referred to as the Guaranteed Withdrawal Benefit riders).
If you elect one of the Lifetime Withdrawal Guarantee riders or one of the Guaranteed Withdrawal Benefit riders, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The charge for the LWG riders and GWB riders compensate us generally for the costs and risks we assume in providing the benefit. The percentage charges for each version of the LWG and GWB riders are listed below.
For the Lifetime Withdrawal Guarantee riders, the charge is a percentage of the Total Guaranteed Withdrawal Amount (see “Living Benefits — Guaranteed Withdrawal Benefits — Description of the Lifetime Withdrawal Guarantee II” and “Description of the Lifetime Withdrawal Guarantee I”) on the contract anniversary, after applying the Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary.
For the Guaranteed Withdrawal Benefit riders, the charge is a percentage of the Guaranteed Withdrawal Amount (see “Living Benefits — Guaranteed Withdrawal Benefits — Description of the Enhanced Guaranteed Withdrawal Benefit”) on the contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary. (See “Living Benefits — Guaranteed Withdrawal Benefits — Description of the Enhanced Guaranteed Withdrawal Benefit” and “Description of the Guaranteed Withdrawal Benefit I” for information on Optional Resets.)
If you make a full withdrawal (surrender) of your Account Value, you apply all of your Account Value to an Annuity Option, there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person), the contract terminates (except for a termination due to death), or (under the Lifetime Withdrawal Guarantee II rider) you assign your contract, a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change.
If a Lifetime Withdrawal Guarantee rider or Guaranteed Withdrawal Benefit rider is terminated because of the death of the Owner, Joint Owner or Annuitants (if the Owner is a non-natural person), or if a Lifetime Withdrawal Guarantee rider or Enhanced GWB rider is cancelled pursuant to the cancellation provisions of each rider, no rider charge will be assessed based on the period from the most recent contract anniversary to the date the termination takes effect.
The Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit rider charges are deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.
Lifetime Withdrawal Guarantee Riders — Automatic Annual Step-Up. We reserve the right to increase the Lifetime Withdrawal Guarantee rider charge upon an Automatic Annual Step-Up. The increased rider charge will apply after the contract anniversary on which the Automatic Annual Step-Up occurs.
If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee II or Lifetime Withdrawal Guarantee I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the
37

Automatic Annual Step-Up occurs to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.
•	For contracts issued with the Lifetime Withdrawal Guarantee II rider on or after February 24, 2009, the Maximum Automatic Annual Step-Up Charge is 1.60% for the Single Life version and 1.80% for the Joint Life version.
•	For contracts issued with the Lifetime Withdrawal Guarantee II rider on or before February 23, 2009, the Maximum Automatic Annual Step-Up Charge is 1.25% for the Single Life version and 1.50% for the Joint Life version.
•	For contracts issued with the Lifetime Withdrawal Guarantee I rider, the Maximum Automatic Annual Step-Up Charge is 0.95% for the Single Life version and 1.40% for the Joint Life version.
(See below for certain versions of the Lifetime Withdrawal Guarantee riders for which we are currently increasing the rider charge upon an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later.)
Lifetime Withdrawal Guarantee Riders — Rider Charges. For contracts issued with the Lifetime Withdrawal Guarantee II on or after February 24, 2009, the rider charge is 1.25% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount.
For contracts issued with the Lifetime Withdrawal Guarantee II on or before February 23, 2009, the rider charge is 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.
The rider charge for the Lifetime Withdrawal Guarantee I is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.
Guaranteed Withdrawal Benefit Riders — Optional Reset. We reserve the right to increase the Guaranteed Withdrawal Benefit rider charge upon an Optional Reset. The increased rider charge will apply after the contract anniversary on which the Optional Reset occurs.
•	If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or after July 16, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 1.00% of the Guaranteed Withdrawal Amount.
•	If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or before July 13, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.
•	If an Optional Reset occurs under a contract with the GWB I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.
Guaranteed Withdrawal Benefit Riders — Rider Charges. For contracts issued with the Enhanced GWB rider on or after July 16, 2007, the rider charge is 0.55% of the Guaranteed Withdrawal Amount.
For contracts issued with the Enhanced GWB rider on or before July 13, 2007, the rider charge is 0.50% of the Guaranteed Withdrawal Amount.
38

The rider charge for the GWB I is 0.50% of the Guaranteed Withdrawal Amount.
Guaranteed Minimum Accumulation Benefit — Rider Charge
If you elected the GMAB rider, we will deduct a charge that compensates us generally for the costs and risks we assume in providing the benefit. This charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The charge is equal to 0.75% of the GMAB Guaranteed Accumulation Amount (see “Living Benefits — Guaranteed Minimum Accumulation Benefit”) at the end of the prior Contract Year. The GMAB rider charge is deducted from your Account Value pro rata from the Investment Portfolio and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by cancelling Accumulation Units from the Separate Account. If you make a full withdrawal (surrender) of your Account Value or you apply your Account Value to an Annuity Option, we will assess a pro rata portion of the GMAB rider charge based on the number of whole months since the last contract anniversary.
Withdrawal Charge
We impose a withdrawal charge to reimburse us generally for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. During the Accumulation Phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior Purchase Payments, a withdrawal charge is assessed against each Purchase Payment withdrawn. To determine what portion (if any) of a withdrawal is subject to a withdrawal charge, amounts are withdrawn from your contract in the following order:
1.    Earnings in your contract (earnings are equal to your Account Value, less Purchase Payments not previously withdrawn); then
2.    The free withdrawal amount described below (deducted from Purchase Payments not previously withdrawn, in the order such Purchase Payments were made, with the oldest Purchase Payment first, as described below); then
3.    Purchase Payments not previously withdrawn, in the order such Purchase Payments were made: the oldest
Purchase Payment first, the next Purchase Payment second, etc. until all Purchase Payments have been withdrawn.
The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:
Number of Complete Years from Receipt of Purchase Payment	Withdrawal Charge (% of Purchase Payment)
0	7
1	6
2	6
3	5
4	4
5	3
6	2
7 and thereafter	0
For a partial withdrawal, the withdrawal charge is deducted from the remaining Account Value, if sufficient. If the remaining Account Value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.
If the Account Value is smaller than the total of all Purchase Payments, the withdrawal charge only applies up to the Account Value.
We do not assess the withdrawal charge on any payments paid out as Annuity Payments or as death benefits, although we do assess the withdrawal charge in calculating GMIB payments, if applicable. In addition, we will not assess the withdrawal charge on required minimum distributions from Qualified Contracts in order to satisfy federal income tax rules or to avoid required federal income tax penalties. This exception only applies to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.
NOTE: For tax purposes, earnings from Non-Qualified Contracts are considered to come out first.
Free Withdrawal Amount. The free withdrawal amount for each Contract Year after the first (there is no free withdrawal amount in the first Contract Year) is equal to 10% of your total Purchase Payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Also, we currently will not assess a withdrawal charge on amounts withdrawn during the first Contract Year under the Systematic Withdrawal Program if monthly or quarterly payments are chosen. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.
39

Reduction or Elimination of the Withdrawal Charge
General. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the contract, or if a prospective purchaser already had a relationship with us. We may not deduct a withdrawal charge under a contract issued to an officer, director, employee, or a family member of an officer, director, or employee of ours or any of our affiliates, and we may not deduct a withdrawal charge under a contract issued to an officer, director or employee or family member of an officer, director or employee of a broker-dealer that is participating in the offering of the contract. In lieu of a withdrawal charge waiver, we may provide an Account Value credit.
Nursing Home or Hospital Confinement Rider. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your Joint Owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6-month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. You must exercise this right no later than 90 days after you or your Joint Owner exits the nursing home or hospital. This waiver terminates on the Annuity Date. There is no charge for this rider. This rider is not available in Massachusetts.
Terminal Illness Rider. After the first contract anniversary, we will waive the withdrawal charge if you or your Joint Owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). This waiver terminates on the Annuity Date. There is no charge for this rider. This rider is not available in Massachusetts.
For contracts issued on and after May 1, 2005, the Nursing Home or Hospital Confinement rider and the Terminal
Illness rider are not available for Owners who are age 81 or older (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.
Premium and Other Taxes
We reserve the right to deduct from Purchase Payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.
Transfer Fee
We currently allow unlimited transfers without charge during the Accumulation Phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee compensates us generally for the costs of processing transfers. The transfer fee is deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.
If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.
Income Taxes
We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change,
40

it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.
Investment Portfolio Expenses
There are deductions from and expenses paid out of the assets of each Investment Portfolio, which are described in the fee table in this prospectus and the Investment Portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Portfolio.
ANNUITY PAYMENTS
(THE INCOME PHASE)
Annuity Date
Under the contract you can receive regular income payments (referred to as Annuity Payments). You can choose the month and year in which those payments begin. We call that date the Annuity Date. Your Annuity Date must be at least 30 days after we issue the contract and will be the first day of the calendar month unless, subject to our current established administrative procedures, we allow you to select another day of the month as your Annuity Date.
When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant’s 90th birthday or 10 years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures).
Please be aware that once your contract is annuitized, your Beneficiary (or Beneficiaries) is ineligible to receive the death benefit you have selected. Additionally, if you have selected a living benefit rider such as a Guaranteed Minimum Income Benefit, a Guaranteed Withdrawal Benefit, or the Guaranteed Minimum Accumulation Benefit, annuitizing your contract terminates the rider, including any death benefit provided by the rider and any Guaranteed Principal Adjustment (for the Guaranteed Minimum Income Benefit Plus or Lifetime Withdrawal Guarantee riders) or Guaranteed Accumulation Payment (for the Guaranteed
Minimum Accumulation Benefit rider) that may also be provided by the rider.
Annuity Payments
You (unless another payee is named) will receive the Annuity Payments during the Income Phase. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments.
During the Income Phase, you have the same investment choices you had just before the start of the Income Phase. At the Annuity Date, you can choose whether payments will be:
•	fixed Annuity Payments, or
•	variable Annuity Payments, or
•	a combination of both.
If you don’t tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place just before the start of the Income Phase.
If you choose to have any portion of your Annuity Payments based on the Investment Portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:
1)    the value of your contract in the Investment Portfolio(s) just before the start of the Income Phase,
2)    the assumed investment return (AIR) (you select) used in the annuity table for the contract, and
3)    the Annuity Option elected.
Subsequent variable Annuity Payments will vary with the performance of the Investment Portfolios you selected. (For more information, see “Variable Annuity Payments” below.)
At the time you choose an Annuity Option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days’ notice to us prior to the Annuity Date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable Annuity Payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable Annuity Payments will decrease.
Your variable Annuity Payment is based on Annuity Units. An Annuity Unit is an accounting device used to calculate the dollar amount of Annuity Payments. (For more information, see “Variable Annuity Payments” below.)
41

When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable Annuity Payment, but subsequent variable Annuity Payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Investment Portfolios. On the other hand, a higher AIR will result in a higher initial variable Annuity Payment than a lower AIR, but later variable Annuity Payments will rise more slowly or fall more rapidly.
A transfer during the Income Phase from a variable Annuity Payment option to a fixed Annuity Payment option may result in a reduction in the amount of Annuity Payments.
If you choose to have any portion of your Annuity Payments be a fixed Annuity Payment, the dollar amount of each fixed Annuity Payment will not change, unless you make a transfer from a variable Annuity Payment option to the fixed Annuity Payment that causes the fixed Annuity Payment to increase. Please refer to the “Annuity Provisions” section of the Statement of Additional Information for more information.
Annuity Payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an Annuity Option. In that case, we may provide your Annuity Payment in a single lump sum instead of Annuity Payments. Likewise, if your Annuity Payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $100.
Annuity Options
You can choose among income plans. We call those Annuity Options. You can change your Annuity Option at any time before the Annuity Date with 30 days’ notice to us.
If you do not choose an Annuity Option, Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will automatically be applied.
You can choose one of the following Annuity Options or any other Annuity Option acceptable to us, subject to the requirements of the Internal Revenue Code. After Annuity Payments begin, you cannot change the Annuity Option.
If more than one frequency is permitted under your contract, choosing less frequent payments will result in each Annuity Payment being larger. Annuity Options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint
Annuitant are alive (such as Options 2 and 4 below) result in Annuity Payments that are smaller than Annuity Options without such a guarantee (such as Options 1 and 3 below). For Annuity Options with a designated period, choosing a shorter designated period will result in each Annuity Payment being larger.
Option 1. Life Annuity. Under this option, we will make Annuity Payments so long as the Annuitant is alive. We stop making Annuity Payments after the Annuitant’s death. It is possible under this option to receive only one Annuity Payment if the Annuitant dies before the due date of the second payment or to receive only two Annuity Payments if the Annuitant dies before the due date of the third payment, and so on.
Option 2. Life Annuity With 10 Years of Annuity Payments Guaranteed. Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.
Option 3. Joint and Last Survivor Annuity. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. We will stop making Annuity Payments after the last survivor’s death.
Option 4. Joint and Last Survivor Annuity with 10 Years of Annuity Payments Guaranteed. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the joint Annuitant, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.
Option 5. Payments for a Designated Period. We currently offer an Annuity Option under which fixed or variable monthly Annuity Payments are made for a selected number of years as approved by us, currently not less than 10 years. This Annuity Option may be limited or withdrawn by us in our discretion or due to the requirements of the Code.
We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are
42

measured by the Annuitant's life. If the age or sex of the Annuitant has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age or sex. Once Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.
A commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) is available under the variable Payments for a Designated Period Annuity Option (Option 5). You may not commute the fixed Payments for a Designated Period Annuity Option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving Annuitant. Upon the death of the last surviving Annuitant, the Beneficiary may choose to continue receiving income payments (if permitted by the Code) or to receive the commuted value of the remaining guaranteed payments. For variable Annuity Options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See “Annuity Payments” above.) For fixed Annuity Options, the calculation of the commuted value will be done using the then current Annuity Option rates.
There may be tax consequences resulting from the election of an Annuity Payment option containing a commutation feature (i.e., an Annuity Payment option that permits the withdrawal of a commuted value). (See “Federal Income Tax Status.”)
Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.
Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor Annuity Options (or income types) and may also prohibit payments for as long as the Owner's life in certain circumstances.
In addition to the Annuity Options described above, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Account Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See “Federal Income Tax Status.”) We generally intend to make this payment option available to both Qualified Contracts and Non-Qualified Contracts, to the extent allowed under the
Code; however, such payment option may be limited to certain categories of beneficiaries.
In the event that you purchased the contract as a Qualified Contract, you must take distribution of the Account Value in accordance with the minimum required distribution rules set forth in applicable tax law. (See “Federal Income Tax Status.”) Under certain circumstances, you may satisfy those requirements by electing an Annuity Option. You may choose any death benefit available under a Qualified Contract, but the death benefit must be paid within the timeframe required by applicable tax law and certain other contract provisions and programs will not be available. Upon your death, if Annuity Payments have already begun under a Qualified Contract, applicable tax law may require that any remaining payments be made over a shorter period than originally elected or otherwise adjusted to comply with the tax law. If you purchased the contract as a Non-Qualified Contract, the tax rules that apply upon your death are similar to the tax rules for Qualified Contracts, but differ in some material respects. For example, if you die after Annuity Payments have already begun under a Non-Qualified Contract, any remaining Annuity Payments can continue to be paid, provided that they are paid at least as rapidly as under the method of distribution in effect at the time of your death.
Variable Annuity Payments
The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The first variable Annuity Payment will be based upon the Adjusted Contract Value, the Annuity Option elected, the Annuitant’s age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.
43

The dollar amount of variable Annuity Payments after the first payment is determined as follows:
•	The dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit foreach applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, provided that transfers among the Investment Portfolios will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the Investment Portfolio to which the transfer is made, and the number of Annuity Units will be adjusted for transfers to a fixed Annuity Option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.
•	The fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.
•	The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.
Annuity Unit. The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us. The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor (see the Statement of Additional Information for a definition) for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.
Fixed Annuity Payments
The Adjusted Contract Value (defined above under “Variable Annuity Payments”) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option.
ACCESS TO YOUR MONEY
You (or in the case of a death benefit, or certain Annuity Options upon the death of the last surviving Annuitant, your Beneficiary) can have access to the money in your contract:
(1)    by making a withdrawal (either a partial or a complete withdrawal);
(2)    by electing to receive Annuity Payments;
(3)    when a death benefit is paid to your Beneficiary; or
(4)    under certain Annuity Options described under “Annuity Payments (The Income Phase) — Annuity Options” that provide for continuing Annuity Payments or a cash refund to your Beneficiary upon the death of the last surviving Annuitant.
Under most circumstances, withdrawals can only be made during the Accumulation Phase.
You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See “Federal Income Tax Status.”) If you own an annuity contract with a Guaranteed Minimum Income Benefit (GMIB) rider and elect to receive distributions in accordance with substantially equal periodic payments exception, the commencement of income payments under the GMIB rider if your contract lapses and there remains any Income Base may be considered an impermissible modification of the payment stream under certain circumstances.
When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal:
44

•	less any applicable withdrawal charge;
•	less any premium or other tax;
•	less any account fee; and
•	less any applicable pro rata GMIB, GWB, GMAB or Enhanced Death Benefit rider charge.
Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the Fixed Account, the EDCA account and the Investment Portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the Investment Portfolio, Fixed Account or EDCA account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the Account Value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal. (See “Purchase — Termination for Low Account Value” for more information.)
We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in Good Order unless the suspension of payments or transfers provision is in effect.
We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner's check that has not yet cleared (i.e., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.
How to withdraw all or part of your Account Value:
•	You must submit a request to our Annuity Service Center. (See “Other Information — Requests and Elections.”)
•	If you would like to have the withdrawal charge waived under the Nursing Home or Hospital Confinement Rider or the Terminal Illness Rider, you must provide satisfactory evidence of confinement to a nursing home or hospital or terminal illness. (See “Expenses — Reduction or Elimination of the Withdrawal Charge.”)
•	You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).
•	We have to receive your withdrawal request in our Annuity Service Center prior to the Annuity Date or Owner's death; provided, however, that you may submit a written withdrawal request any time prior to the Annuity Date that indicates that the withdrawal should be processed as of the Annuity Date. Solely for the purpose of calculating and processing such a withdrawal request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the Accumulation Unit value calculated as of, the Annuity Date. Your request must be received at our Annuity Service Center on or before the Annuity Date.
There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See “Federal Income Tax Status.”)
Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.
Divorce. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in “Expenses — Withdrawal Charge,” if permissible under tax law. In addition, the withdrawal will reduce the Account Value, the death benefit, and the amount of any optional living or death benefit (including the benefit base we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional rider, as described in the “Living Benefits” and “Death Benefit” sections. The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.
Systematic Withdrawal Program
You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total Purchase Payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). After the first Contract Year, you can receive payments annually or semi-annually. We reserve the right
45

to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see “Expenses” above.)
We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death.
Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.
Suspension of Payments or Transfers
We may be required to suspend or postpone payments for withdrawals or transfers for any period when:
•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);
•	trading on the New York Stock Exchange is restricted;
•	an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios; or
•	during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.
We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law, but not for more than six months.
Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.
LIVING BENEFITS
Overview of Living Benefit Riders
We offer a suite of optional living benefit riders that, for certain additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these riders may be elected, and the rider must be elected at contract issue. These optional riders are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions and availability of each optional rider.We have offered three types of living benefit riders — guaranteed income benefits, guaranteed withdrawal benefits, and a guaranteed asset accumulation benefit:
Guaranteed Income Benefits
•	Guaranteed Minimum Income Benefit Plus (GMIB Plus I and GMIB Plus II)
•	Guaranteed Minimum Income Benefit (GMIB I and GMIB II)
Our guaranteed income benefit riders are designed to allow you to invest your Account Value in the market while at the same time assuring a specified guaranteed level of minimum fixed Annuity Payments if you elect the Income Phase. The fixed Annuity Payment amount is guaranteed regardless of investment performance or the actual Account Value at the time you annuitize. Prior to exercising the rider and annuitizing your contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount.
Guaranteed Withdrawal Benefits
•	Lifetime Withdrawal Guarantee (LWG I and LWG II)
•	Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB)
•	Guaranteed Withdrawal Benefit I (GWB I)
The GWB riders are designed to guarantee that at least the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals without annuitizing, regardless of investment performance, as long as withdrawals in any Contract Year do not exceed the maximum amount allowed under the rider.
With the LWG riders, you get the same benefits, but in addition, if you make your first withdrawal on or after the date you reach age 59 1⁄2, you are guaranteed income for your life (and the life of your spouse, if the Joint Life
46

version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1⁄2 at continuation), even after the entire amount of Purchase Payments has been returned.
Guaranteed Asset Accumulation Benefit
On and before May 1, 2009, we offered the Guaranteed Minimum Accumulation Benefit (GMAB). The GMAB is designed to guarantee that your Account Value will not be less than a minimum amount at the end of the 10-year waiting period. The amount of the guarantee depends on which of three permitted Investment Portfolios you selected at contract issue.
Guaranteed Income Benefits
At the time you buy the contract, you may elect a guaranteed income benefit rider, called a Guaranteed Minimum Income Benefit (GMIB), for an additional charge. Each version of these riders is designed to guarantee a predictable, minimum level of fixed Annuity Payments, regardless of the investment performance of your Account Value during the Accumulation Phase. However, if applying your actual Account Value at the time you annuitize the contract to then current annuity purchase rates (outside of the rider) produces higher income payments, you will receive the higher payments, and thus you will have paid for the rider even though it was not used. Also, prior to exercising the rider, you may make specified withdrawals that reduce your Income Base (as explained below) during the Accumulation Phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your financial representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.
There are four different versions of the GMIB under this contract: GMIB Plus II, GMIB Plus I, GMIB II, and GMIB I.
There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your financial representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.
You may not have this benefit and a GWB or GMAB rider in effect at the same time. Once elected, the rider cannot be terminated except as discussed below.
Facts About Guaranteed Income Benefit Riders
Income Base and GMIB Annuity Payments. Under the GMIB, we calculate an “Income Base” (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the GMIB rider and annuitizing the contract.It is important to recognize that this Income Base is not available for cash withdrawals and does not establish or guarantee your Account Value or a minimum return for any Investment Portfolio. After a minimum 10-year waiting period, and then only within 30 days following a contract anniversary, you may exercise the rider. We then will apply the Income Base calculated at the time of exercise to the conservative GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly Annuity Payments (your actual payment may be higher than this minimum if, as discussed above, the base contract under its terms would provide a higher payment).
The GMIB Annuity Table. The GMIB Annuity Table is specified in the rider. For GMIB Plus II in contracts issued on and after May 4, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum. For GMIB Plus II in contracts issued from February 24, 2009 through May 1, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum. For GMIB Plus II in contracts issued on or before February 23, 2009, and for GMIB Plus I, GMIB II and GMIB I, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. As with other pay-out types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. The annuity rates in the GMIB Annuity Table are conservative and a withdrawal charge may be applicable, so the amount of guaranteed minimum lifetime income that the GMIB produces may be less than the amount of annuity income that would be provided by applying your Account Value on your Annuity Date to then-current annuity purchase rates.
47

If you exercise the GMIB rider, your Annuity Payments will be the greater of:
•	the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or
•	the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See “Annuity Payments (The Income Phase).”)
If you choose not to receive Annuity Payments as guaranteed under the GMIB, you may elect any of the Annuity Options available under the contract.
Ownership. If you, the Owner, are a natural person, you must also be the Annuitant. If a non-natural person owns the contract, then the Annuitant will be considered the Owner in determining the Income Base and GMIB Annuity Payments. If Joint Owners are named, the age of the older Joint Owner will be used to determine the Income Base and GMIB Annuity Payments. For the purposes of the Guaranteed Income Benefits section of the prospectus, “you” always means the Owner, older Joint Owner or the Annuitant, if the Owner is a non-natural person.
Taxes. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1⁄2, a 10% federal tax penalty may apply.
GMIB and Decedent Contracts. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are “stretching” the distributions under the IRS required distribution rules, you may not purchase a GMIB rider. Upon your death, however, any remaining benefits may need to be accelerated to comply with IRS rules.
GMIB Plus I, GMIB Plus II, GMIB I, GMIB II and Qualified Contracts. The GMIB Plus I, GMIB Plus II, GMIB I, and GMIB II riders may have limited usefulness in connection with a Qualified Contract, such as an IRA, in circumstances where, due to the ten-year waiting period after purchase (and for GMIB Plus I and GMIB Plus II, after an Optional Step-Up or Reset) the Owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract during the 10-year waiting period will have the effect of reducing the Income Base either on a proportionate or dollar-for-dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of Annuity Payments under the rider. You should consult your tax adviser prior to electing one of these riders.
(See Appendix D for examples of the GMIB.)
Description of GMIB Plus II
In states where approved, the GMIB Plus II rider is available only for Owners up through age 78, and you can only elect the GMIB Plus II at the time you purchase the contract. The GMIB Plus II may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary prior to the Owner’s 91st birthday.
Income Base. The Income Base is the greater of (a) or (b) below.
(a)    Highest Anniversary Value: On the issue date, the “Highest Anniversary Value” is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.
The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge).
(b)    Annual Increase Amount: On the issue date, the “Annual Increase Amount” is equal to your initial Purchase Payment. (For these purposes, all Purchase Payments credited within 120 days of the date we issued the contract will be treated as if they were received on the date we issue the contract.) Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:
(i)    is Purchase Payments accumulated at the annual increase rate from the date the Purchase Payment
48

is made. The annual increase rate is 5% per year through the contract anniversary prior to the Owner's 91st birthday and 0% thereafter; and
(ii)    is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a Contract Year are determined according to (1) or (2) as defined below:
(1)	The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal (including any applicable withdrawal charge); or
(2)	If total withdrawals in a Contract Year are 5% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year, and if these withdrawals are paid to you (or the Annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.
(See section (1) of Appendix D for examples of the calculation of the withdrawal adjustment.)
In determining the GMIB Plus II annuity income, an amount equal to the withdrawal charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the Income Base.
Optional Step-Up. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the 5% accumulation rate on the Annual Increase Amount. As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. However, if you elect to reset the Annual Increase Amount, we will restart the 10-year waiting period. In addition, we may reset the GMIB Plus II rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.
An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your contract has both the GMIB Plus II rider and the Enhanced Death Benefit I rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described above, on one or both riders.
You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the GMIB Plus II rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)
49

We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.
The Optional Step-Up:
(1)    resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;
(2)    resets the GMIB Plus II waiting period to the tenth contract anniversary following the date the Optional Step-Up took effect; and
(3)    may reset the GMIB Plus II rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.
In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.
On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.
Investment Allocation Restrictions. If you elect the GMIB Plus II, there are certain investment allocation restrictions. (See “Purchase — Investment Allocation and
Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.”) If you elect the GMIB Plus II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.
Current Restrictions on Subsequent Purchase Payments. Subsequent Purchase Payments under the GMIB Plus II rider are restricted as described in “Purchase — Restrictions on Subsequent Purchase Payments — GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.”
Guaranteed Principal Option. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the older Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.
By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments.The additional amount is called the Guaranteed Principal Adjustment and is equal to (a) minus (b) where:
(a)    is Purchase Payments credited within 120 days of the date we issued the contract(reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including applicable withdrawal charges) prior to the exercise of the Guaranteed Principal Option) and
(b)    the Account Value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.
The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value
50

in all Investment Portfolios. It is important to note that only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. If you anticipate making Purchase Payments after 120 days, you should understand that such payments will not increase the Guaranteed Principal Adjustment. However, because Purchase Payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, GMIB Plus II may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the GMIB Plus II for this feature.
The Guaranteed Principal Adjustment will never be less than zero. If the Guaranteed Principal Option is exercised, the GMIB Plus II rider will terminate as of the date the option takes effect and no additional GMIB charges will apply thereafter. The variable annuity contract, however, will continue. If you only elected the GMIB Plus II, the investment allocation restrictions and any subsequent Purchase Payment restrictions described above will no longer apply. If you elected both the GMIB Plus II and the Enhanced Death Benefit I, the Enhanced Death Benefit I investment allocation restrictions and any subsequent Purchase Payment restrictions described in “Purchase — Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I” will continue to apply.
The Guaranteed Principal Option is not available in the state of Washington.
Exercising the GMIB Plus II Rider. If you exercise the GMIB Plus II, you must elect to receive Annuity Payments under one of the following fixed Annuity Options:
(1)    Life annuity with 5 years of Annuity Payments guaranteed.
(2)    Joint and last survivor annuity with 5 years of Annuity Payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants, who are not spouses, is greater than 10 years. (See “Annuity Payments (The Income Phase).”)
These options are described in the contract and the GMIB Plus II rider.
The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum for GMIB Plus II. As with other payout types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by law) your sex. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. The annuity rates in the GMIB Annuity Table are conservative and a withdrawal charge may be applicable, so the amount of guaranteed minimum lifetime income that the GMIB produces may be less than the amount of annuity income that would be provided by applying your Account Value on your Annuity Date to then-current annuity purchase rates.
If you exercise the GMIB Plus II, your Annuity Payments will be the greater of:
•	the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or
•	the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See “Annuity Payments (The Income Phase).”)
If the amount of the guaranteed minimum lifetime income that the GMIB Plus II produces is less than the amount of annuity income that would be provided by applying your Account Value on the Annuity Date to the then-current annuity purchase rates, then you would have paid for a benefit that you did not use.
If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see “Purchase — Termination for Low Account Value”), or your contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.
51

Enhanced Payout Rates. The GMIB payout rates are enhanced under the following circumstances. If:
•	you take no withdrawals prior to age 62;
•	your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and
•	the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;
then the annual Annuity Payments under the GMIB Plus II rider will equal or exceed 5.5% of the Income Base (calculated on the date the payments are determined).
Alternatively, if:
•	you take no withdrawals prior to age 60;
•	your Account Value is fully withdrawn or decreases to zero at or after your 60th birthday and there is an Income Base remaining; and
•	the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;
then the annual Annuity Payments under the GMIB Plus II rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).
If an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the contract, the spouse may elect to continue the contract and the GMIB Plus II rider. If the spouse elects to continue the contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the enhanced payout rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 60 and subsequently died, if that Owner's spouse continued the contract and the GMIB Plus II rider, the spouse would be eligible for the 5% enhanced payout rate described above, even if the spouse were younger than age 60 at the time the contract was continued. If the spouse elects to continue the contract and the Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the enhanced payout rates described above is based on the spouse's age when the spouse begins to take withdrawals.
If you choose not to receive Annuity Payments as guaranteed under the GMIB Plus II, you may elect any of the Annuity Options available under the contract.
Terminating the GMIB Plus II Rider. Except as otherwise provided in the GMIB Plus II rider, the GMIB Plus II will terminate upon the earliest of:
a)    The 30th day following the contract anniversary prior to your 91st birthday;
b)    The date you make a complete withdrawal of your Account Value (if there is an Income Base remaining you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);
c)    The date you elect to receive Annuity Payments under the contract and you do not elect to receive payments under the GMIB (a pro rata portion of the rider charge will be assessed);
d)    Death of the Owner or Joint Owner (unless the spouse (age 89 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract;
e)    A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);
f)    The effective date of the Guaranteed Principal Option; or
g)    The date you assign your contract (a pro rata portion of the rider charge will be assessed).
If an Owner or Joint Owner dies and:
•	the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and
•	before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary prior to the spouse’s 91st birthday);
we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary prior to his or her 91st birthday, even though the 10-year waiting period has not elapsed.
Under our current administrative procedures, we will waive the termination of the GMIB Plus II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit
52

on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.
When the GMIB Plus II rider terminates, the corresponding GMIB Plus II rider charge terminates and the GMIB Plus II investment allocation restrictions and any subsequent Purchase Payment restrictions no longer apply. If you elected both the GMIB Plus II and EDB I riders, the EDB I investment allocation restrictions and any subsequent Purchase Payment restrictions described in “Purchase — Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I” will continue to apply.
For contracts issued with the GMIB Plus II rider from February 24, 2009 through May 1, 2009, the following differences apply:
(1)	The annual increase rate is 6% through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter.
(2)	If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year, and if these withdrawals are paid to you (or the Annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year.
(3)	The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 through 90) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).
(4)	Different investment allocation restrictions apply. (See “Purchase — Investment Allocation Restrictions for Certain Riders.”)
(5)	If your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.
(6)	The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum.
(7)	The GMIB payout rates are enhanced to be at least (a) 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 62; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed, or (b) 5% of the Income Base (calculated on the date the payments are determined) if: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.
For contracts issued with the GMIB Plus II rider on or before February 23, 2009, differences (1) through (5) above apply, and the following replaces differences (6) and (7):
(6)	The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.
(7)	The GMIB payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.
53

(See Appendix D for examples illustrating the operation of the GMIB Plus II.)
Description of GMIB Plus I
In states where approved, the GMIB Plus I is available only for Owners up through age 75, and you can only elect GMIB Plus I at the time you purchase the contract. GMIB Plus I may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the Owner’s 85th birthday.
GMIB Plus I is otherwise identical to GMIB Plus II, with the following exceptions:
(1)    The GMIB Plus I Income Base is calculated as described above, except that the annual increase rate is 6% per year through the contract anniversary on or following the Owner’s 85th birthday and 0% thereafter.
(2)    An “Optional Step-Up” under the GMIB Plus II rider is referred to as an “Optional Reset” under the GMIB Plus I rider. An Optional Reset is permitted only if: (a) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (b) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 75 on the date of the Optional Reset.
(3)    If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.
(4)    The Guaranteed Principal Option may be exercised on each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 86th birthday.
(5)    We reserve the right to prohibit an Optional Reset if we no longer offer this benefit for this class of contract. We are waiving this right with respect to purchasers of the contract offered by this prospectus who elect or have elected the GMIB Plus I rider and will allow Optional Resets by those purchasers even if this benefit is no longer offered for this class of contract.
(6)    The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).
(7)    Termination provision g) above does not apply, and the following replaces termination provision a), above:
The 30th day following the contract anniversary on or following your 85th birthday.
and the following replaces termination provision d), above:
Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.
If an Owner or Joint Owner dies and:
•	the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and
•	before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary on or following the spouse’s 85th birthday);
we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.
(8)    The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.
(9)    If approved in your state, the GMIB payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and
54

there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.
(10)  If you elect the GMIB Plus I, you are limited to allocating your Purchase Payments and Account Value among the Fixed Account and the following Investment Portfolios:
(a)	the AB Global Dynamic Allocation Portfolio
(b)	the American Funds® Balanced Allocation Portfolio
(c)	the American Funds® Growth Allocation Portfolio
(d)	the American Funds® Moderate Allocation Portfolio
(e)	the AQR Global Risk Balanced Portfolio
(f)	the BlackRock Global Tactical Strategies Portfolio
(g)	the BlackRock Ultra-Short Term Bond Portfolio
(h)	the Brighthouse Asset Allocation 20 Portfolio
(i)	the Brighthouse Asset Allocation 40 Portfolio
(j)	the Brighthouse Asset Allocation 60 Portfolio
(k)	the Brighthouse Asset Allocation 80 Portfolio
(l)	the Brighthouse Balanced Plus Portfolio
(m)	the Invesco Balanced-Risk Allocation Portfolio
(n)	the JPMorgan Global Active Allocation Portfolio
(o)	the MetLife Aggregate Bond Index Portfolio
(p)	the MetLife Multi-Index Targeted Risk Portfolio
(q)	the PanAgora Global Diversified Risk Portfolio
(r)	the Schroders Global Multi-Asset Portfolio
(s)	the SSGA Growth and Income ETF Portfolio
(t)	the SSGA Growth ETF Portfolio
(u)	the Western Asset Management Government Income Portfolio
If you elect the GMIB Plus I, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are one or more of the above-listed Investment Portfolios.
Current Restrictions on Subsequent Purchase Payments. Subsequent Purchase Payments under the GMIB Plus I rider are restricted as described in “Purchase — Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB.”
For contracts issued before July 16, 2007, the enhanced GMIB payout rates described in item (9) above will not be applied.
For contracts issued before February 26, 2007, we offered a version of the GMIB Plus I that is no longer available. Under this prior version, when we calculate the Annual Increase Amount: (1) the annual increase rate is 5% per year through the contract anniversary on or following the Owner's 85th birthday; and (2) the amount of total withdrawal adjustments for a Contract Year will be set equal to the dollar amount of total withdrawals in such Contract Year, provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year. The rider charge for this prior version of the GMIB Plus I is 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.
For contracts issued before February 27, 2006, you may elect an Optional Reset under the GMIB Plus I as described above, except that: 1) you may elect an Optional Reset on any contract anniversary only on or after the third contract anniversary, and you may then elect an Optional Reset at any subsequent contract anniversary only if it has been at least three years since the last Optional Reset; and 2) you are required to affirmatively elect an Optional Reset in accordance with the procedures described above; the Automatic Annual Step-Up feature is not available. By endorsement, we have enhanced your contract to change the frequency of the Optional Resets from every third contract anniversary to every contract anniversary. You will also be able to elect Automatic Annual Step-Ups, as described above. The rider charge for this prior version of the GMIB Plus I is 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.
55

Description of GMIB II
In states where approved, GMIB II was available only for Owners up through age 75, and you could only elect GMIB II at the time you purchased the contract. GMIB II may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the Owner’s 85th birthday.
GMIB II is otherwise identical to the GMIB Plus II, with the following exceptions:
(1)    The rider charge for GMIB II is lower (see “Expenses — Guaranteed Minimum Income Benefit — Rider Charge”).
(2)    The GMIB II Income Base is calculated as described above, except that, for purposes of calculating the Annual Increase Amount:
a.    the annual increase rate is 5% per year through the contract anniversary on or following the Owner’s 85th birthday and 0% thereafter, and
b.    the amount of total withdrawal adjustments for a Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in such Contract Year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year.
(3)    There is no Guaranteed Principal Option.
(4)    There is no Optional Step-Up feature.
(5)    The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).
(6)    The GMIB Annuity Table is the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum and GMIB payout rates are not enhanced.
(7)    The following replaces termination provision a), above:
The 30th day following the contract anniversary on or following your 85th birthday.
(8)    The following replaces termination provision d), above:
Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.
(9)    If an Owner or Joint Owner dies and:
•	the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and
•	before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary on or following the spouse’s 85th birthday);
we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.
(10)  The following replaces termination provision e), above:
A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract. Currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract.
(11)  Termination provisions f) and g), above, do not apply.
(12)  There are no limitations to how you may allocate your Purchase Payments and Account Value among the Investment Portfolios, and you may participate in the Dollar Cost Averaging (DCA) program.
(13)    Subsequent Purchase Payments are not currently restricted under the GMIB II rider.
(See Appendix D for examples illustrating the operation of GMIB II.)
56

Description of GMIB I
In states where approved, you could only elect the GMIB I rider at the time you purchased the contract and if you were age 75 or less. Once elected, the rider cannot be terminated except as described below. GMIB I may be exercised after a 10-year waiting period, up through age 85, within 30 days following a contract anniversary.
GMIB I is identical to GMIB II, with the following exceptions:
(1)    The GMIB I Income Base is calculated as described above for GMIB Plus II, except that:
a) Withdrawals may be payable as you direct without affecting the withdrawal adjustments;
b) The annual increase rate is 6% per year through the contract anniversary immediately prior to the Owner’s 81st birthday and 0% thereafter; and
c) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year.
(2)    The following replaces termination provision d), above:
Death of the Owner or death of the Annuitant if a non-natural person owns the contract.
(3)    If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see “Purchase — Termination for Low Account Value”), or your contract lapses, the GMIB I rider terminates (even if there remains any Income Base) and no payments will be made under the rider.
Current Restrictions on Subsequent Purchase Payments. Subsequent Purchase Payments under the GMIB I rider are restricted as described in “Purchase — Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB.”
We currently waive the contractual requirement that terminates the GMIB I rider in the event of the death of the Owner in circumstances where the spouse of the Owner elects to continue the contract. (See “Death Benefit — General Death Benefit Provisions.”) In such event, the GMIB I rider will automatically continue unless the spouse elects to terminate the rider. We are permanently waiving this requirement with respect to purchasers of the contract offered by this prospectus who have elected GMIB I.
Guaranteed Withdrawal Benefits
We offer optional guaranteed withdrawal benefit riders for an additional charge. There are four different versions of the GWB under this contract: Lifetime Withdrawal Guarantee II (LWG II), Lifetime Withdrawal Guarantee I (LWG I), Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB), and Guaranteed Withdrawal Benefit I (GWB I).
There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your financial representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.
Each of the guaranteed withdrawal benefit riders guarantees that the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any Contract Year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the Purchase Payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1⁄2, the Lifetime Withdrawal Guarantee riders guarantee income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1⁄2 at continuation), even after the entire amount of Purchase Payments has been returned. (See “Description of the Lifetime Withdrawal Guarantee II” below.)
If you purchase a guaranteed withdrawal benefit rider, you must elect one version at the time you purchase the contract, prior to age 86. You may not have this benefit and another living benefit (GMIB or GMAB) or the Enhanced Death Benefit I rider in effect at the same time. Once elected, these riders may not be terminated except as stated below.
57

Facts About Guaranteed Withdrawal Benefit Riders
Managing Withdrawals. The rider guarantees may be reduced if your annual withdrawals are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Benefit Base (as described below) under the Enhanced GWB and GWB I, and the Remaining Guaranteed Withdrawal Amount (as described below) under the Lifetime Withdrawal Guarantee, cannot be taken as a lump sum. (However, if you cancel the Lifetime Withdrawal Guarantee riders after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your Account Value to the Purchase Payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See “Description of the Lifetime Withdrawal Guarantee II — Cancellation and Guaranteed Principal Adjustment” below.) Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first Contract Year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of Purchase Payments that exceed the free withdrawal amount. (See “Expenses — Withdrawal Charge.”)
If in any Contract Year you take cumulative withdrawals that exceed the Annual Benefit Payment, the total payments that the guaranteed withdrawal benefit riders guarantee that you or your Beneficiary will receive from the contract over time may be less than the initial Guaranteed Withdrawal Amount for the Enhanced GWB and GWB I or the initial Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee riders. This reduction may be significant and means that return of your Purchase Payments may be lost. The rider charge will continue to be deducted and calculated based on the Guaranteed Withdrawal Amount for the Enhanced GWB and GWB I or the Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee riders until termination of the rider.
Rider Charges. If a Lifetime Withdrawal Guarantee rider is in effect, we will continue to assess the Lifetime Withdrawal Guarantee rider charge even in the case where your Remaining Guaranteed Withdrawal Amount, as described below, equals zero. However, if the Enhanced GWB or GWB I rider is in effect, we will not continue to assess the GWB rider charge if your Benefit Base, as described below, equals zero.
Withdrawal Charge. We will apply a withdrawal charge to withdrawals from Purchase Payments of up to 7% of Purchase Payments taken in the first seven years following receipt of the applicable Purchase Payment. (See “Expenses — Withdrawal Charge — Free Withdrawal Amount” and “Access to Your Money — Systematic Withdrawal Program.”)
Taxes. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1⁄2, a 10% federal tax penalty may apply.
Tax Treatment. The tax treatment of withdrawals under the GWB riders is uncertain. It is conceivable that the amount of potential gain could be determined based on the Benefit Base for the Enhanced GWB and GWB I or the Remaining Guaranteed Withdrawal Amount under the Lifetime Withdrawal Guarantee riders at the time of the withdrawal, if the Benefit Base or Remaining Guaranteed Withdrawal Amount is greater than the Account Value (prior to withdrawal charges, if applicable). This could result in a greater amount of taxable income reported under a withdrawal and conceivably a limited ability to recover any remaining basis if there is a loss on surrender of the contract. Consult your tax adviser prior to purchase.
Lifetime Withdrawal Guarantee, GWB, and Decedent Contracts. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are “stretching” the distributions under the IRS required distribution rules, you may not purchase the Lifetime Withdrawal Guarantee rider. Upon your death, however, any remaining benefits may need to be accelerated to comply with IRS rules.
If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any Non-Qualified annuity contract of which you were the Beneficiary and
58

you are “stretching” the distributions under the IRS required distribution rules, you may not purchase the Enhanced GWB or GWB I rider.
(See Appendix E for examples of the GWB riders.)
Description of the Lifetime Withdrawal Guarantee II
Total Guaranteed Withdrawal Amount. While the Lifetime Withdrawal Guarantee II rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the Total Guaranteed Withdrawal Amount. The initial Total Guaranteed Withdrawal Amount is equal to your initial Purchase Payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by each additional Purchase Payment. If you take a withdrawal that does not exceed the Annual Benefit Payment (see “Annual Benefit Payment” below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, you take a withdrawal that results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment, then we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the entire withdrawal (including any applicable withdrawal charges) reduced the Account Value. We refer to this type of withdrawal as an Excess Withdrawal. This reduction may be significant, particularly when the Account Value is lower than the Total Guaranteed Withdrawal Amount (see “Managing Your Withdrawals” below). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals.
Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount is the remaining amount you are guaranteed to receive over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial Total Guaranteed Withdrawal Amount. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional Purchase Payments, and we decrease the Remaining Guaranteed Withdrawal Amount by withdrawals. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount, dollar-for-dollar, by the amount of the Non-Excess Withdrawal (including any applicable withdrawal charges). If, however, you take an Excess Withdrawal, then we will reduce the
Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal (including any applicable withdrawal charges) reduces the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Remaining Guaranteed Withdrawal Amount (see “Managing Your Withdrawals” below). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals. As described below under “Annual Benefit Payment,” the Remaining Guaranteed Withdrawal Amount is the total amount you are guaranteed to receive over time if you take your first withdrawal before the Owner or older Joint Owner (or the Annuitant if the Owner is a non-natural person) is age 59 1⁄2. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the Lifetime Withdrawal Guarantee (see “Additional Information” below).
7.25% Compounding Income Amount. On each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-Up if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.
Automatic Annual Step-Up. On each contract anniversary prior to the Owner's 91st birthday, an Automatic Annual Step-Up will occur, provided that the Account Value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).
The Automatic Annual Step-Up:
•	resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Value on the date of the step-up, up to a
59

maximum of $10,000,000, regardless of whether or not you have taken any withdrawals;
•	resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older); and
•	may reset the LWG II rider charge to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge (1.60% for the Single Life version or 1.80% for the Joint Life version) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.
For contracts issued on or before February 23, 2009, the maximum charge upon an Automatic Annual Step-Up is 1.25% (Single Life version) or 1.50% (Joint Life version).
In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current LWG II rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make Purchase Payments that would cause your Account Value to approach $10,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.
For contracts issued on or before February 23, 2009, if your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and
we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.
Annual Benefit Payment. The initial Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional Purchase Payments, the 7.25% Compounding Income Amount, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older).
It is important to note:
•	If you take your first withdrawal before the date you reach age 59 1⁄2, we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Value declines to zero. This means if your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your Purchase Payments even if your Account Value declines to zero due to market performance, so long as you do not take Excess Withdrawals; however, you will not be guaranteed income for the rest of your life.
•	If you take your first withdrawal on or after the date you reach age 59 1⁄2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue
60

the contract and is at least age 59 1⁄2 at continuation), even if your Remaining Guaranteed Withdrawal Amount and/or Account Value declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, we will pay to you the remaining Annual Benefit Payment, if any, not yet withdrawn during that Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year for the rest of your life (and your spouse’s life, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1⁄2 at continuation). Therefore, you will be guaranteed income for life.
•	If you take your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older, your Annual Benefit payment will be set equal to a 6% Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount.
•	If you have elected the LWG II, you should carefully consider when to begin taking withdrawals. If you begin taking withdrawals too soon, you may limit the value of the LWG II. For example, we no longer increase your Total Guaranteed Withdrawal Amount by the 7.25% Compounding Income Amount once you make your second withdrawal. However, if you delay taking withdrawals for too long, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.
•	You have the option of receiving withdrawals under the LWG II rider or receiving payments under an annuity income option. You should consult with your financial representative when deciding how to receive income under this contract. In making this decision, you should consider many factors, including the relative amount of current income provided by the two options, the potential ability to receive higher future payments through potential increases to the value of the LWG II (as described below), your potential need to make additional withdrawals in the future, and the relative values to you of the death benefits available prior to and after annuitization. (See “Lifetime Withdrawal Guarantee and Annuitization” below.)
Managing Your Withdrawals. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. If you do take an Excess Withdrawal, we will recalculate the Total Guaranteed Withdrawal Amount and reduce the Annual Benefit Payment to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older).
In addition, as noted above, if you take an Excess Withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value. These reductions in the Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount may be significant. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Account Value to decline to zero. An Excess Withdrawal that reduces the Account Value to zero will terminate the contract.
If you take an Excess Withdrawal in a Contract Year, you may be able to reduce the impact of the Excess Withdrawal on your Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount by making two separate withdrawals (on different days) instead of a single withdrawal. The first withdrawal should be equal to your Annual Benefit Payment (or remaining Annual Benefit Payment if withdrawals have already occurred in the Contract Year); this withdrawal will not reduce your Total Guaranteed Withdrawal Amount (and Annual Benefit Payment) and it
61

will reduce your Remaining Guaranteed Withdrawal Amount dollar-for-dollar by the amount of the withdrawal. The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or remaining Annual Benefit Payment); this withdrawal will reduce your Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value. For an example of taking multiple withdrawals in this situation, see Appendix E, “A. Lifetime Withdrawal Guarantee – 2. When Withdrawals Do Exceed the Annual Benefit Payment – a. Lifetime Withdrawal Guarantee II – Proportionate Reduction.”
You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older), you cannot withdraw 3% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 7% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.
Required Minimum Distributions. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 72 (age 70 1⁄2, if you were born on or before June 30, 1949). These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, after the first Contract Year, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. You must be enrolled only in the Automated Required Minimum Distribution Program to qualify for this increase in the Annual Benefit Payment. You may not be enrolled in any other systematic withdrawal program. The frequency of your withdrawals must be annual. The Automated Required Minimum Distribution Program is based on information relating to this contract only. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.
Investment Allocation Restrictions. If you elect the LWG II rider, there are certain investment allocation restrictions. Please see “Purchase — Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I” above. If you elect the LWG II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.
Current Restrictions on Subsequent Purchase Payments. Subsequent Purchase Payments under the LWG II rider are restricted as described in “Purchase — Restrictions on Subsequent Purchase Payments — GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.”
Joint Life Version. A Joint Life version of the LWG II rider is available for a charge of 1.50% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.80%). (See “Automatic Annual Step-Up” above.) Like the Single Life version of the LWG II rider, the Joint Life version must be elected at the time you purchase the contract, and the Owner (or older Joint Owner) must be age 85 or younger. Under the Joint Life version, when the Owner of the contract dies (or when the first Joint Owner dies), the LWG II rider will automatically remain in effect only if the spouse is the primary Beneficiary and elects to continue the contract under the spousal continuation provisions. (See “Death Benefit — Spousal Continuation.”) This means that if you purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary Beneficiary at the time of your death, he or she will not be eligible to receive payments under the LWG II rider. If the spouse is younger than age 59 1⁄2 when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1⁄2 or older when he or she elects to continue the contract, the spouse will receive the
62

Annual Benefit Payment each year for the remainder of his or her life. If the first withdrawal was taken before the contract Owner died (or before the first Joint Owner died), the Withdrawal Rate upon continuation of the contract and LWG II rider by the spouse will be based on the age of the contract Owner, or older Joint Owner, at the time the first withdrawal was taken (see “Annual Benefit Payment” above).
In situations in which a trust is both the Owner and Beneficiary of the contract, the Joint Life version of the LWG II would not apply.
For contracts issued on or before February 23, 2009, the current charge for the Joint Life version is 0.85% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.50%). (See “Automatic Annual Step-Up” above.)
Cancellation and Guaranteed Principal Adjustment. You may elect to cancel the LWG II rider on the contract anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the LWG II rider will terminate, we will no longer deduct the LWG II rider charge, and the investment allocation restrictions described in “Purchase — Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I” will no longer apply. The variable annuity contract, however, will continue.
If you cancel the LWG II rider on the fifteenth contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:
(a)    is Purchase Payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in Account Value attributable to any partial withdrawals taken (including any applicable withdrawal charges) and
(b)    is the Account Value on the date of cancellation.
The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. The Guaranteed Principal Adjustment will never be less than zero.
Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making Purchase Payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due. Therefore, the LWG II may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the LWG II for its Guaranteed Principal Adjustment feature.
Termination of the Lifetime Withdrawal Guarantee II Rider. The Lifetime Withdrawal Guarantee II rider will terminate upon the earliest of:
(1)    the date of a full withdrawal of the Account Value (you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met) (a pro rata portion of the rider charge will be assessed);
(2)    the date all of the Account Value is applied to an Annuity Option (a pro rata portion of the rider charge will be assessed);
(3)    the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the Account Value and your contract is thereby terminated (whatever Account Value is available will be applied to pay the rider charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);
(4)    death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary Beneficiary is the spouse, and the spouse elects to
63

continue the contract under the spousal continuation provisions of the contract;
(5)    change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);
(6)    the effective date of the cancellation of the rider;
(7)    termination of the contract to which the rider is attached, other than due to death (a pro rata portion of the rider charge will be assessed); or
(8)    the date you assign your contract (a pro rata portion of the rider charge will be assessed).
Under our current administrative procedures, we will waive the termination of the LWG II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.
Once the rider is terminated, the LWG II rider charge will no longer be deducted and the LWG II investment allocation restrictions will no longer apply.
Additional Information. The LWG II rider may affect the death benefit available under your contract. If the Owner or Joint Owner should die while the LWG II rider is in effect, an alternate death benefit amount will be calculated under the LWG II rider that can be taken in a lump sum. The LWG II death benefit amount that may be taken as a lump sum will be equal to total Purchase Payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your contract, and if you made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract’s death benefit will apply.
Alternatively, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The Beneficiary's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 or if required by applicable tax law (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the LWG II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary’s estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) of a Non-Qualified Contract dies prior to the “annuity starting date” (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.
If the Contract is a Qualified Contract, the tax rules that apply upon your death are similar, but differ in some material respects, from the tax rules for Non-Qualified Contracts. (See “Federal Income Tax Status.”)
We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other Qualified Contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the LWG II rider because (1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the LWG II rider charge; or (3) the contract Owner dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract, you may not make additional Purchase Payments under the contract.
Lifetime Withdrawal Guarantee and Annuitization. Since the Annuity Date at the time you
64

purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see “Annuity Payments (The Income Phase)”), or you must make a complete withdrawal of your Account Value. Annuitization may provide higher income amounts than the payments under the LWG II rider, depending on the applicable annuity option rates and your Account Value on the Annuity Date.
If you annuitize at the latest date permitted, you must elect one of the following options:
(1)    Annuitize the Account Value under the contract’s annuity provisions.
(2)    If you took withdrawals before age 59 1⁄2, and therefore you are not eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.
(3)    If you are eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until your death (or the later of you and your spousal Beneficiary’s death for the Joint Life version). If you (or you and your spousal Beneficiary for the Joint Life version) die before the Remaining Guaranteed Withdrawal Amount is depleted, your Beneficiaries will continue to receive payments equal to the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.
If you do not select an Annuity Option or elect to receive payments under the LWG II rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the LWG II rider.
Description of the Lifetime Withdrawal Guarantee I
The Lifetime Withdrawal Guarantee I rider is identical to the Lifetime Withdrawal Guarantee II, with the exceptions described below.
Total Guaranteed Withdrawal Amount. The maximum Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.
Remaining Guaranteed Withdrawal Amount. The maximum Remaining Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal regardless of whether it is an Excess or Non-Excess withdrawal. However, if the withdrawal is an Excess Withdrawal, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal for withdrawals that are Non-Excess Withdrawals and for Excess Withdrawals, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.
Compounding Income Amount. If you elect the Lifetime Withdrawal Guarantee I rider, on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 5% multiplied by the Total
65

Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase. We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. On the other hand, if you elect the LWG II rider, on each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase.
Annual Benefit Payment. Under the Lifetime Withdrawal Guarantee I, the Annual Benefit Payment is set equal to the Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (there is no 6% Withdrawal Rate for taking later withdrawals).
Automatic Annual Step-Up. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs. Automatic Annual Step-Ups may occur on each contract anniversary prior to the Owner's 86th birthday.
Termination. Termination provision (8) under “Termination of the Lifetime Withdrawal Guarantee II Rider” does not apply to the Lifetime Withdrawal Guarantee I rider.
Rider Charge. The charge for the Lifetime Withdrawal Guarantee I rider is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see “Expenses — Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit — Rider Charge”).
Investment Allocation Restrictions. If you elect the Lifetime Withdrawal Guarantee I rider, you are limited to allocating your Purchase Payments and Account Value among the following Investment Portfolios:
(a)	the AB Global Dynamic Allocation Portfolio
(b)	the American Funds® Balanced Allocation Portfolio
(c)	the American Funds® Growth Allocation Portfolio
(d)	the American Funds® Moderate Allocation Portfolio
(e)	the AQR Global Risk Balanced Portfolio
(f)	the BlackRock Global Tactical Strategies Portfolio
(g)	the BlackRock Ultra-Short Term Bond Portfolio
(h)	the Brighthouse Asset Allocation 20 Portfolio
(i)	the Brighthouse Asset Allocation 40 Portfolio
(j)	the Brighthouse Asset Allocation 60 Portfolio
(k)	the Brighthouse Asset Allocation 80 Portfolio
(l)	the Brighthouse Balanced Plus Portfolio
(m)	the Invesco Balanced-Risk Allocation Portfolio
(n)	the JPMorgan Global Active Allocation Portfolio
(o)	the MetLife Aggregate Bond Index Portfolio
(p)	the MetLife Multi-Index Targeted Risk Portfolio
(q)	the PanAgora Global Diversified Risk Portfolio
(r)	the Schroders Global Multi-Asset Portfolio
(s)	the SSGA Growth and Income ETF Portfolio
(t)	the SSGA Growth ETF Portfolio
(u)	the Western Asset Management Government Income Portfolio
You may also elect to participate in the DCA or EDCA programs, provided that your destination Investment Portfolios are one or more of the above listed Investment Portfolios.
Description of the Enhanced Guaranteed Withdrawal Benefit
Benefit Base. The Guaranteed Withdrawal Amount is the maximum total amount of money that you are guaranteed to receive over time under the Enhanced GWB rider. At
66

issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial Purchase Payment plus the GWB Bonus Amount. At any subsequent point in time, the Benefit Base is the remaining amount of money that you are guaranteed to receive through withdrawals under the Enhanced GWB rider. Your Benefit Base will change with each Purchase Payment, or as the result of an Optional Reset. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your Account Value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.
The Benefit Base is equal to:
•	Your initial Purchase Payment, increased by the 5% GWB Bonus Amount;
•	Increased by each subsequent Purchase Payment, and by the 5% GWB Bonus Amount;
•	Reduced dollar for dollar by Benefits Paid, which are withdrawals and amounts applied to an Annuity Option (currently, you may not apply amounts less than your entire Account Value to an Annuity Option); and
•	If a Benefit Paid from your contract is not payable to the contract Owner or the contract Owner’s bank account (or to the Annuitant or the Annuitant’s bank account, if the Owner is a non-natural person), or results in cumulative Benefits Paid for the current Contract Year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the Account Value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base and your Account Value after the decrease for the Benefits Paid. The Benefit Base will also be reset as a result of an Optional Reset as described below.
(See section D of Appendix E for examples of how withdrawals affect the Benefit Base.)
Annual Benefit Payment. The Annual Benefit Payment is the maximum amount of your Benefit Base you may withdraw each Contract Year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB Withdrawal Rate (7%). The Annual Benefit Payment is reset after each subsequent Purchase Payment to the greater of: (1) the Annual Benefit Payment before the subsequent
Purchase Payment, and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent Purchase Payment. The Annual Benefit Payment will also be reset as a result of an Optional Reset as described below. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.
Managing Your Withdrawals. It is important that you carefully manage your annual withdrawals. To retain the guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. We refer to withdrawals during a Contract Year that exceed the Annual Benefit Payment as Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. You should not take Excess Withdrawals. If you do take an Excess Withdrawal, or if a withdrawal is not payable to the contract Owner or the contract Owner's bank account (or to the Annuitant or the Annuitant's bank account, if the Owner is a non-natural person), the Annual Benefit Payment will be recalculated and may be reduced. This reduction may be significant. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) your Account Value after the decrease for the withdrawal (including any applicable withdrawal charge) multiplied by the GWB Withdrawal Rate. Because the GWB rider charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused by an Excess Withdrawal results in an increase in the cost of the rider relative to the benefits you will receive.
(See sections E and F of Appendix E for examples of how withdrawals and subsequent Purchase Payments affect the Annual Benefit Payment.)
You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 7% of your Benefit Base and you withdraw only 4% one year, you cannot then withdraw 10% the next year without exceeding your Annual Benefit Payment.
67

Required Minimum Distributions. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 72 (age 70 1⁄2, if you were born or or before June 30, 1949). These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, after the first Contract Year, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. You must be enrolled only in the Automated Required Minimum Distribution Program to qualify for this increase in the Annual Benefit Payment. You may not be enrolled in any other systematic withdrawal program. The frequency of your withdrawals must be annual. The Automated Required Minimum Distribution Program is based on information relating to this contract only. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.
Guaranteed Withdrawal Amount. We assess the GWB rider charge as a percentage of the Guaranteed Withdrawal Amount, which is initially set at an amount equal to your initial Purchase Payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with subsequent Purchase Payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the Purchase Payment and (2) the Benefit Base after the Purchase Payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will also be reset as a result of an Optional Reset as described below. If your Guaranteed Withdrawal Amount increases, the amount of the Enhanced GWB rider charge we deduct will increase because the rider charge is a percentage of your Guaranteed Withdrawal Amount.
Optional Reset. At any contract anniversary prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person), you may elect an Optional Reset. The purpose of an Optional Reset is to “lock-in” a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. We reserve the right to prohibit an Optional Reset election if we no longer offer this benefit.
An Optional Reset will:
•	Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the Account Value on the date of the reset;
•	Reset your Annual Benefit Payment equal to the Account Value on the date of the reset multiplied by the GWB Withdrawal Rate (7%); and
•	Reset the Enhanced GWB rider charge equal to the then current level we charge for the same rider at the time of the reset, up to the maximum charge of 1.00%.
You may elect either a one-time Optional Reset or Automatic Annual Resets. A one-time Optional Reset is permitted only if: (1) your Account Value is larger than the Benefit Base immediately before the reset, and (2) the reset occurs prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person).
We must receive your request for a one-time Optional Reset in accordance with our administrative procedures (currently we require you to submit your request in writing to our Annuity Service Center) before the applicable contract anniversary. The Optional Reset will take effect on the next contract anniversary following our receipt of your written request.
If you elect Automatic Annual Resets, a reset will occur automatically on any contract anniversary if: (1) your Account Value is larger than the Guaranteed Withdrawal Amount immediately before the reset, and (2) the contract anniversary is prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person). The same conditions will apply to each Automatic Annual Reset.
In the event that the charge applicable to contract purchases at the time of the Automatic Annual Reset is higher than your current Enhanced GWB rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Reset. You may discontinue Automatic Annual Resets by notifying us in writing, at our Annuity Service Center (or
68

by any other method acceptable to us), prior to the contract anniversary on which a reset may otherwise occur. If you discontinue the Automatic Annual Resets, no reset will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Resets, the Enhanced GWB rider (and the rider charge) will continue, and you may choose to elect a one-time Optional Reset or reinstate Automatic Annual Resets.)
It is possible to elect a one-time Optional Reset when the Account Value is larger than the Benefit Base but smaller than the Guaranteed Withdrawal Amount. (By contrast, an Automatic Annual Reset will never occur if the the Account Value is smaller than the Guaranteed Withdrawal Amount.) If you elect a one-time Optional Reset when the Account Value before the reset was less than the Guaranteed Withdrawal Amount, you would lock in a higher Benefit Base, which would increase the total amount you are guaranteed to receive through withdrawals under the Enhanced GWB rider, and extend the period of time over which you could make those withdrawals. However, you would also decrease the Annual Benefit Payment and the Guaranteed Withdrawal Amount. You should consider electing a one-time Optional Reset when your Account Value is smaller than the Guaranteed Withdrawal Amount only if you are willing to accept the decrease in the Annual Benefit Payment and Guaranteed Withdrawal Amount in return for locking in the higher Benefit Base. Otherwise, you should only elect a one-time Optional Reset when your Account Value is larger than the Guaranteed Withdrawal Amount.
Any benefit of a one-time Optional Reset or Automatic Annual Reset also depends on the current Enhanced GWB rider charge. If the current charge in effect at the time of the reset is higher than the charge you are paying, it may not be beneficial to elect a reset because we will begin applying the higher current charge at the time of the reset (even if a one-time Optional Reset results in a decrease of your Annual Benefit Payment and/or your Guaranteed Withdrawal Amount).
For contracts issued prior to July 16, 2007, you may elect an Optional Reset beginning with the third contract anniversary (as long as it is prior to the Owner's 86th birthday) and at any subsequent contract anniversary prior to the Owner's 86th birthday as long as it has been at least three years since the last Optional Reset. Automatic Annual Resets are not available.
Cancellation of the Enhanced GWB Rider. You may elect to cancel the Enhanced GWB rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. If cancelled, the Enhanced GWB rider will terminate and we will no longer deduct the Enhanced GWB rider charge. The variable annuity contract, however, will continue. If you cancel the Enhanced GWB rider, you may not re-elect it.
Termination of the Enhanced GWB Rider. The Enhanced GWB rider will terminate upon the earliest of:
(1)    the date you make a full withdrawal of your Account Value;
(2)    the date you apply all of your Account Value to an Annuity Option;
(3)    the date there are insufficient funds to deduct the Enhanced GWB rider charge from your Account Value (whatever Account Value is available will be applied to pay the annual Enhanced GWB rider charge);
(4)    the date we receive due proof of the Owner's death and a Beneficiary claim form, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the Annuitant dies if the Owner is a non-natural person; note: (a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the Enhanced GWB rider is in effect at the time of continuation), all terms and conditions of the Enhanced GWB rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the Owner's death and a Beneficiary claim form (from certain Beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the Enhanced GWB rider charge until we receive this information;
(5)    a change of the Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) for any reason (currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract);
(6)    the effective date of cancellation of the rider; or
(7)    the termination of your contract.
69

Additional Information. If you take a full withdrawal of your Account Value and the withdrawal does not exceed the Annual Benefit Payment, or your Account Value is reduced to zero because you do not have a sufficient Account Value to pay the Enhanced GWB rider charge and your Benefit Base after the withdrawal is greater than zero, we will commence making payments to the Owner or Joint Owner (or to the Annuitant if the Owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 or if required by applicable tax law (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while these payments are being made, your Beneficiary will receive these payments. No other death benefit will be paid.
If the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while the Enhanced GWB rider is in effect, your Beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefits. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the Enhanced GWB rider.
If the Beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) of a Non-Qualified Contract dies prior to the “annuity starting date” (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables.
For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.
If the Contract is a Qualified Contract, the tax rules that apply upon your death are similar, but differ in some material respects, from the tax rules for Non-Qualified Contracts. (See “Federal Income Tax Status.”)
We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other Qualified Contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the Enhanced GWB rider because (1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the Enhanced GWB rider charge; or (3) the contract Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional Purchase Payments under the contract.
Current Restrictions on Subsequent Purchase Payments. Subsequent Purchase Payments under the Enhanced GWB rider are restricted as described in “Purchase — Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB.”
Enhanced GWB and Annuitization. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions imposed by your selling firm, our current established administrative procedures, and applicable state law). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see “Annuity Payments (The Income Phase)”), or you must make a complete withdrawal of your Account Value.
If you annuitize at the latest date permitted, you must elect one of the following options:
(1)    Annuitize the Account Value under the contract’s annuity provisions.
70

(2)    Elect to receive the Annual Benefit Payment under the Enhanced GWB rider paid each year until the Benefit Base is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Benefit Base to zero.
If you do not select an Annuity Option or elect to receive payments under the Enhanced GWB rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the Enhanced GWB rider.
Description of the Guaranteed Withdrawal Benefit I
The GWB I rider is the same as the Enhanced GWB rider described above with the following differences: (1) there is no favorable treatment of required minimum distributions; (2) the GWB I rider charge continues even if your Benefit Base equals zero; (3) you may only elect the Optional Reset once every five Contract Years instead of every Contract Year; (4) the GWB I rider charge is 0.50% and the maximum GWB I rider charge upon an Optional Reset is 0.95%; (5) you do not have the ability to cancel the rider following your fifth contract anniversary; and (6) we include withdrawal charges for purposes of determining whether your withdrawals have exceeded your Annual Benefit Payment.
By endorsement, the GWB I rider has been enhanced so that items (1) and (2) above no longer apply and the interval between Optional Resets in item (3) has been decreased to every three Contract Years. You may now elect an Optional Reset under the GWB I starting with the third contract anniversary (as long as it is prior to the Owner's 86th birthday), and you may elect an Optional Reset at any subsequent contract anniversary prior to the Owner's 86th birthday, as long as it has been at least three years since the last Optional Reset.
Current Restrictions on Subsequent Purchase Payments. Subsequent Purchase Payments under the GWB I rider are restricted as described in “Purchase — Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB.”
Guaranteed Minimum Accumulation Benefit
The GMAB guarantees that your Account Value will not be less than a minimum amount at the end of a specified number of years (the “Rider Maturity Date”). If your Account Value is less than the minimum guaranteed amount at the Rider Maturity Date, we will apply an additional amount to increase your Account Value so that it is equal to the guaranteed amount.
If you elected the GMAB rider, we required you to allocate your Purchase Payments and all of your Account Value to one of three Investment Portfolios (see the “Original Investment Portfolios” in the table below). You were also permitted to allocate Purchase Payments to the EDCA program, provided that your destination Investment Portfolio was the Investment Portfolio that you chose when you elected the rider. No transfers are permitted while this rider is in effect. The Investment Portfolio that you chose at the time you elected the GMAB determines the percentage of Purchase Payments that equals the guaranteed amount. The original Investment Portfolios available at the time you chose the GMAB rider, the percentage of Purchase Payments that determined the guaranteed amount, and the number of years to the Rider Maturity Date for each, are:
Original Investment Portfolio	Guaranteed Amount (% of Purchase Payments)	Years to Rider Maturity Date
MetLife Defensive Strategy Portfolio(1)	130%	10 years
MetLife Moderate Strategy Portfolio(2)	120%	10 years
MetLife Balanced Strategy Portfolio(3)	110%	10 years

(1)    Effective as of April 28, 2014, the MetLife Defensive Strategy Portfolio of Brighthouse Funds Trust I merged into the Brighthouse Asset Allocation 40 Portfolio of Brighthouse Funds Trust II.
(2)    Effective as of April 28, 2014, the MetLife Moderate Strategy Portfolio of Brighthouse Funds Trust I merged into the Brighthouse Asset Allocation 40 Portfolio of Brighthouse Funds Trust II.
(3)    Effective as of April 28, 2014, the MetLife Balanced Strategy Portfolio of Brighthouse Funds Trust I merged into the Brighthouse Asset
71

Allocation 60 Portfolio of Brighthouse Funds Trust II.
The Investment Portfolio mergers that occurred on April 28, 2014 did not affect the Guaranteed Amount under the GMAB.
Within a 90 day period after April 28, 2014, contract owners who originally elected the MetLife Moderate Strategy Portfolio of Brighthouse Funds Trust I were permitted to make a one-time transfer of their entire Account Value from the Brighthouse Asset Allocation 40 Portfolio of Brighthouse Funds Trust II to the American Funds® Moderate Allocation Portfolio of Brighthouse Funds Trust I.
For more information about the Investment Portfolios, please see the prospectuses for the Investment Portfolios and the “Investment Portfolio Fees and Expenses” section and Appendix B of this prospectus.
This benefit is intended to protect you against poor investment performance during the Accumulation Phase of your contract. You may not have this benefit and a GMIB or GWB rider or the Enhanced Death Benefit rider in effect at the same time.
Benefit Description. The GMAB rider guarantees that at the Rider Maturity Date, your Account Value will at least be equal to a percentage of the Purchase Payments you made during the first 120 days that you held the contract (the “GMAB Eligibility Period”), less reductions for any withdrawals (and related withdrawal charges) that you made at any time before the Rider Maturity Date. The percentage of Purchase Payments made that determines the guaranteed amount range from 110% to 130%, depending on the Investment Portfolio you selected. This guaranteed amount is the “Guaranteed Accumulation Amount.” The Guaranteed Accumulation Amount is used only to determine the amount of any benefit payable under the GMAB feature and the amount of the annual charge for the GMAB. There is a maximum Guaranteed Accumulation Amount for your contract that is shown on your contract schedule page (currently $5 million). Purchase Payments made after this maximum Guaranteed Accumulation Amount is reached will not increase the Guaranteed Accumulation Amount above the maximum. However, if you make a withdrawal of Account Value during the GMAB Eligibility Period that reduces the Guaranteed Accumulation Amount below the maximum, then Purchase Payments you make after the withdrawal, and during the GMAB Eligibility Period, will increase the Guaranteed
Accumulation Amount until it reaches the maximum. Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Accumulation Amount. If you anticipate making Purchase Payments after 120 days, you should understand that such payments will not increase the Guaranteed Accumulation Amount. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due under the GMAB feature at the Rider Maturity Date.
On your contract's issue date, the Guaranteed Accumulation Amount is equal to a percentage of your initial Purchase Payment. Subsequent Purchase Payments made during the GMAB Eligibility Period increase the Guaranteed Accumulation Amount by the percentage amount of the Purchase Payment (subject to the limit described above) depending on which Investment Portfolio you selected at the time you elected the GMAB. When you make a withdrawal from the contract, the Guaranteed Accumulation Amount is reduced in the same proportion that the amount of the withdrawal (including any related withdrawal charge) bears to the total Account Value.
Example:
Assume your Account Value is $100,000 and your Guaranteed Accumulation Amount is $120,000, prior to making a $10,000 withdrawal from the contract. The withdrawal amount is 10% of the Account Value. Therefore, after the withdrawal, your Account Value would be $90,000 and your Guaranteed Accumulation Amount would be $108,000 (90% of $120,000).
The Guaranteed Accumulation Amount does not represent an amount of money available for withdrawal and is not used to calculate any benefits under the contract prior to the Rider Maturity Date.
At the Rider Maturity Date, after deduction of the annual charge for the GMAB rider, we will compare your contract's Account Value to its Guaranteed Accumulation Amount. If the Account Value is less than the Guaranteed Accumulation Amount, we will contribute to your Account Value the amount needed to make it equal the Guaranteed Accumulation Amount. (This added amount is the “Guaranteed Accumulation Payment.”) The Guaranteed Accumulation Payment is allocated entirely to the Investment Portfolio you have selected (no portion of the Guaranteed Accumulation Payment is allocated to the EDCA account).
72

If your Account Value is greater than or equal to the Guaranteed Accumulation Amount at the Rider Maturity Date, then no Guaranteed Accumulation Payment will be paid into your Account Value. The GMAB rider terminates at the Rider Maturity Date. We will not deduct the GMAB rider charge after that date, and the related investment requirements and restrictions will no longer apply.
If your Account Value is reduced to zero for any reason other than a full withdrawal of the Account Value or application of the entire Account Value to an Annuity Option, but your contract has a positive Guaranteed Accumulation Amount remaining, the contract and the GMAB rider will remain in force. No charge for the GMAB rider will be deducted or accrue while there is insufficient Account Value to cover the deductions for the charge. At the Rider Maturity Date, the Guaranteed Accumulation Payment will be paid into the Account Value.
Purchase Payments made after the 120 day GMAB Eligibility Period may have a significant impact on whether or not a Guaranteed Accumulation Payment is due at the Rider Maturity Date. Even if Purchase Payments made during the 120 day GMAB Eligibility Period lose significant value, if the Account Value, which includes all Purchase Payments, is equal to or greater than the Guaranteed Accumulation Amount, which is a percentage of your Purchase Payments made during the 120 day period, then no Guaranteed Accumulation Payment is made. Therefore, the GMAB rider may not be appropriate for you if you intend to make additional Purchase Payments after the GMAB Eligibility Period.
Example:
Assume that you made one $10,000 Purchase Payment during the 120 day GMAB Eligibility Period and you selected the MetLife Balanced Strategy Portfolio (now merged into the Brighthouse Asset Allocation 60 Portfolio). Therefore, the Guaranteed Accumulation Amount is $11,000 (110% of your $10,000 Purchase Payment). Assume that at the Rider Maturity Date, your Account Value is $0. The Guaranteed Accumulation Payment is $11,000 ($11,000 - $0 = $11,000).
In contrast, assume that you made one $10,000 Purchase Payment during the 120 day GMAB Eligibility Period and you selected the MetLife Balanced Strategy Portfolio. Therefore, the Guaranteed Accumulation Amount is $11,000. Also assume that on the day before the Rider Maturity Date your Account Value is $0. Assume that you decide to make one Purchase Payment on the day before the Rider Maturity Date of $11,000. At the Rider Maturity Date, assume there has not been any positive or negative investment experience for the one day between your Purchase Payment and the Rider Maturity Date. Consequently, your Account Value is $11,000. We would not pay a Guaranteed Accumulation Payment because the Account Value of $11,000 is equal to the Guaranteed Accumulation Amount of $11,000 ($11,000 - $11,000 = $0).
Current Restrictions on Subsequent Purchase Payments. Subsequent Purchase Payments under the GMAB rider are restricted as described in “Purchase — Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB.”
Rider Termination. The GMAB rider will terminate at the earliest of: (1) the Rider Maturity Date; (2) the date you surrender the contract; (3) the date you cancel the GMAB rider, as described below; (4) the date you apply all of your Account Value to an Annuity Option; and (5) the date of death of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), unless the Beneficiary is the spouse of the Owner and elects to continue the contract under the spousal continuation provisions of the contract.
Once the rider is terminated, the GMAB rider charge will no longer be deducted and the related investment requirements and limitations will no longer apply. If the rider is terminated before the Rider Maturity Date, the Guaranteed Accumulation Payment will not be paid.
Cancellation. You have a one-time right to cancel this optional benefit to take effect on your fifth contract anniversary. We must receive your request in writing within the 90-day period after your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. Once you have cancelled the GMAB rider, you will no longer be eligible to receive the Guaranteed Accumulation Payment or be bound by the investment requirements and restrictions, and we will no longer deduct the charge for this rider.
GMAB and Decedent Contracts. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are “stretching” the distributions under the IRS required distribution rules, you may not purchase the
73

GMAB rider. Upon your death, however, any remaining benefits may need to be accelerated to comply with IRS rules.
PERFORMANCE
We periodically advertise subaccount performance relating to the Investment Portfolios. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the Investment Portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge, or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, withdrawal charges, applicable optional rider charges, and the Investment Portfolio expenses.
For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding Investment Portfolios for the periods commencing from the date on which the particular Investment Portfolio was made available through the Separate Account.
In addition, the performance for the Investment Portfolios may be shown for the period commencing from the inception date of the Investment Portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.
We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the Investment Portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.
We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific Investment Portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying Investment Portfolios.
You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.
DEATH BENEFIT
Upon Your Death
If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary (or Beneficiaries). If you die during the Income Phase (after you begin receiving Annuity Payments), there is no death benefit; however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (or Beneficiaries) (see “Annuity Payments (The Income Phase)” for more information).
The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, you can select the optional Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider, or the Enhanced Death Benefit I rider. You can also select the Additional Death Benefit — Earnings Preservation Benefit. If you are 80 years old or older at the effective date of your contract, you are not eligible to select the Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider or the Earnings Preservation Benefit. If you are 76 years old or older at the effective date of your contract, you are not eligible to select the Enhanced Death Benefit I rider. For contracts issued prior to May 1, 2003, the Annual Step-Up is the standard death benefit for your contract.
The death benefits are described below. There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your financial representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.
The death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until the
74

Beneficiary (or the first Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk.
Where there are multiple Beneficiaries, any guaranteed death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the guaranteed death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the contract's Account Value an amount equal to the difference between the death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. The remaining death benefit amounts are held in the Investment Portfolios until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit and are subject to investment risk until we receive his/her necessary documentation.
If you have a Joint Owner, the death benefit will be paid when the first Owner dies. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.
If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit. If there are Joint Owners, the age of the older Owner will be used to determine the death benefit amount.
If we are presented with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.
Standard Death Benefit — Principal Protection
The death benefit will be the greater of:
(1)    the Account Value; or
(2)    total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge).
If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: “the Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date.”
In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount under the Principal Protection death benefit will be determined in accordance with (1) or (2) above.
(See Appendix F for examples of the Principal Protection death benefit rider.)
Optional Death Benefit — Annual Step-Up
You may select the Annual Step-Up death benefit rider if you are age 79 or younger at the effective date of your contract.
If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:
(1)    the Account Value; or
(2)    total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge); or
(3)    the highest anniversary value, as defined below.
On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.
If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal
75

to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:
•	Subsection (2) is changed to provide: “The Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of change of Owner, and reduced proportionately by the percentage reduction in Account Value (including any applicable withdrawal charge) attributable to each partial withdrawal made after such date.”
•	For subsection (3), the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the change of Owner. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.
In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount under the Annual Step-Up death benefit is equal to the greatest of (1), (2) or (3).
(See Appendix F for examples of the Annual Step-Up death benefit rider.)
Optional Death Benefit — Enhanced Death
Benefit I
In states where approved, you may select the Enhanced Death Benefit I rider (subject to investment allocation restrictions) if you are age 75 or younger at the effective date of your contract and you either (a) have not elected any living benefit rider or (b) have elected the GMIB Plus II rider. The Enhanced Death Benefit I (EDB I) rider is referred to in your contract and rider as the “Guaranteed Minimum Death Benefit” or GMDB.
If you select the Enhanced Death Benefit I rider, the amount of the death benefit will be the greater of:
(1)    the Account Value; or
(2)    the Death Benefit Base.
The Death Benefit Base provides protection against adverse investment experience. It guarantees that the death benefit will not be less than the greater of: (1) the highest Account Value on any anniversary (adjusted for withdrawals), or (2) the amount of your initial investment (adjusted for withdrawals), accumulated at 5% per year.
The Death Benefit Base is the greater of (a) or (b) below:
(a)    Highest Anniversary Value: On the date we issue your contract, the Highest Anniversary Value is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal. The percentage reduction in Account Value is the dollar amount of the withdrawal (including any applicable withdrawal charge) divided by the Account Value immediately preceding such withdrawal. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated to equal the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.
(b)    Annual Increase Amount: On the date we issue your contract, the Annual Increase Amount is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose.Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:
(i)	is Purchase Payments accumulated at the annual increase rate from the date the Purchase Payment is made. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter; and
(ii)	is withdrawal adjustments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter. The withdrawal adjustment for any partial withdrawal in a Contract Year is equal to the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value
76

attributable to that partial withdrawal (including any applicable withdrawal charge). However, (1) if the partial withdrawal occurs before the contract anniversary immediately prior to your 91st birthday; (2) if all partial withdrawals in a Contract Year are payable to the Owner (or the Annuitant if the Owner is a non-natural person) or other payees that we agree to; and (3) if total partial withdrawals in a Contract Year are not greater than 5% of the Annual Increase Amount on the previous contract anniversary, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total partial withdrawals in that Contract Year and will be treated as a single withdrawal at the end of that Contract Year.
The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner’s 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). The Annual Increase Amount does not change after the contract anniversary immediately preceding the Owner’s 91st birthday, except that it is increased for each subsequent Purchase Payment and reduced by the withdrawal adjustments described in (b)(ii) above.
For contracts issued based on applications and necessary information received in Good Order at our Annuity Service Center on or before May 1, 2009, we offered an earlier version of the Enhanced Death Benefit I rider. The earlier version is the same as the Enhanced Death Benefit I rider described above except that: (a) the annual increase rate for the Annual Increase Amount and for withdrawal adjustments is 6%; (b) different investment allocation restrictions apply (see “Purchase — Investment Allocation Restrictions for Certain Riders”); and (c) different rider charges apply (see “Expenses — Death Benefit Rider Charges”).
Taxes. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1⁄2, a 10% federal tax penalty may apply.
Optional Step-Up. On each contract anniversary on or after the first anniversary following the effective date of the rider, you may elect an Optional Step-Up provided that:
(1) the Account Value exceeds the Annual Increase Amount immediately before the Optional Step-Up; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your contract has both the GMIB Plus II rider and the Enhanced Death Benefit I rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described below, on one or both riders.
We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.
The Optional Step-Up:
(a)    Resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election; and
(b)    May reset the Enhanced Death Benefit I rider charge to a rate we shall determine that does not exceed the maximum Optional Step-Up charge (1.50%), provided that this rate will not exceed the rate that would be applicable to the same rider available for new contract purchases at the time of the step-up.
On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the Optional Step-Up.
When you elect the Optional Step-Up, provided the above requirements are met, you may elect either:
1)    a one time Optional Step-Up at any contract anniversary; or
2)    Optional Step-Ups to occur under the Automatic Annual Step-Up (on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically).
77

In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current Enhanced Death Benefit I rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.
If you have also elected the GMIB Plus II rider and you elect Optional Step-Ups to occur under the Automatic Annual Step-up, it will remain in effect through the seventh contract anniversary following the date you make the election. You may make a new election if you want Automatic Annual Step-Ups to continue after the seventh contract anniversary.
You may discontinue Automatic Annual Step-Ups at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary following the date you make this election. If you discontinue Automatic Annual Step-Ups, the Enhanced Death Benefit I rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.
Investment Allocation Restrictions. If you select the Enhanced Death Benefit I rider, there are certain investment allocation restrictions. (See “Purchase — Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.”) If you elect the Enhanced Death Benefit I, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.
Current Restrictions on Subsequent Purchase Payments. Subsequent Purchase Payments under the
Enhanced Death Benefit I rider are restricted as described in “Purchase — Restrictions on Subsequent Purchase Payments — GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.”
Termination of the Enhanced Death Benefit I. The Enhanced Death Benefit I will terminate upon the earliest of:
a)    The date you make a total withdrawal of your Account Value (a pro rata portion of the rider charge will be assessed);
b)    The date there are insufficient funds to deduct the Enhanced Death Benefit I rider charge from your Account Value;
c)    The date you elect to receive Annuity Payments under the contract (a pro rata portion of the rider charge will be assessed);
d)    A change of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);
e)    The date you assign your contract (a pro rata portion of the rider charge will be assessed);
f)    The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or
g)    Termination of the contract to which this rider is attached.
Under our current administrative procedures, we will waive the termination of the Enhanced Death Benefit I if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code of 1986, as amended (“Code”) to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.
The EDB I Rider and Annuitization. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions
78

imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see “Annuity Payments (The Income Phase)”), or you must make a complete withdrawal of your Account Value. Generally, once your contract is annuitized, you are ineligible to receive the death benefit selected. However, for contracts purchased with an EDB I rider, if you annuitize at the latest date permitted, you must elect one of the following options:
(1)    Annuitize the Account Value under the contract’s annuity provisions; or
(2)    Elect to receive annuity payments determined by applying the Death Benefit Base to the greater of the guaranteed Annuity Option rates for this contract at the time of purchase or the current Annuity Option rates applicable to this class of contract. If you die before the complete return of the Death Benefit Base, your Beneficiary will receive a lump sum equal to the death benefit determined at annuitization less Annuity Payments already paid to the Owner.
If you fail to select one of the above options, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option, unless the payment under option (2) above is greater, in which case we will apply option (2) to your contract.
(See Appendix F for examples of the Enhanced Death Benefit I.)
Optional Death Benefit — Compounded-Plus
In states where the Compounded-Plus death benefit rider has been approved and the Enhanced Death Benefit I has not been approved, you may select the Compounded-Plus death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Compounded-Plus death benefit rider, the death benefit will be the greater of:
(1)    the Account Value; or
(2)    the greater of (a) or (b) below:
(a)    Highest Anniversary Value: On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.
(b)    Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial Purchase Payment.Thereafter, the annual increase amount is equal to (i) less (ii), where:
(i)	is Purchase Payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and
(ii)	is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal (including any applicable withdrawal charge).
If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2) above:
(a)    for the highest anniversary value, the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the Owner change; and
(b)    for the annual increase amount, the current annual increase amount will be reset to equal your Account Value as of the effective date of the Owner change. For purposes of the calculation of the annual increase amount thereafter, the Account Value on the effective date of the Owner change will be treated as the initial Purchase Payment and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.
79

In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount is equal to the greater of (1) or (2).
(See Appendix F for examples of the Compounded-Plus death benefit rider.)
Additional Death Benefit — Earnings Preservation Benefit
You may select the Additional Death Benefit — Earnings Preservation Benefit if you are age 79 or younger at the effective date of your contract. The Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the Owner or Joint Owner. In certain situations, this benefit may not be available for qualified plans (check with your financial representative for details). The Earnings Preservation Benefit is not available in Washington.
Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the “benefit percentage”(determined in accordance with the table below) times the result of (a) - (b), where:
(a)	is the death benefit under your contract; and
(b)	is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.
On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the “benefit percentage”(determined in accordance with the table below) times the result of (a) - (b), where:
(a)	is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge); and
(b)	is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract,and then against Purchase Payments not withdrawn.

Issue Age	Benefit Percentage
Ages 69 or younger	40%
Ages 70-79	25%
If the Owner is a natural person and the Owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above “total Purchase Payments not withdrawn” will be reset to equal the Account Value as of the effective date of the Owner change, and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.
In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal Beneficiary. Alternatively, the spousal Beneficiary may elect to have the additional death benefit determined and added to the Account Value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).
(See Appendix F for examples of the Earnings Preservation Benefit rider.)
General Death Benefit Provisions
As described above, the death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until a Beneficiary submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk. This risk is borne by the Beneficiary.
Please check with your financial representative regarding the availability of the following in your state.
A Beneficiary must elect the death benefit to be paid under one of the payment options (unless the Owner has previously made the election). All options must comply with applicable federal income tax rules. The tax rules are complex and differ for Non-Qualified Contracts and Qualified Contracts. As a general matter, the entire death benefit must be paid within five years (or in some cases 10 years for Qualified Contracts) of the date of death unless the Beneficiary elects to have the death benefit
80

payable under an Annuity Option. Generally, the payments under such an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. For Non-Qualified Contracts, payment must begin within one year of the date of death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death. However, if the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the later of the year following the Annuitant’s death or the year in which the Annuitant would have reached age 72 (age 70 1⁄2, if the Annuitant was born on or before June 30, 1949).
We may also offer a payment option, subject to the requirements of tax law, for both Non-Qualified Contracts and certain Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions that are taken as withdrawals from Individual Retirement Accounts. Such payment option may be limited to certain categories of beneficiaries. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Your Beneficiary may choose any optional death benefit available under the new contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed in accordance with applicable tax law requirements. In some cases, this will require that the proceeds be distributed more rapidly than the method of distribution in effect at the time of your Beneficiary's death. (See “Federal Income Tax Status.”) To the extent permitted under the tax law, and in accordance with our procedures, your designated Beneficiary is permitted under our procedures to make additional Purchase Payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified Contracts or Non-Qualified Contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional Purchase Payments would be subject to applicable withdrawal charges. Your Beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.
If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the Beneficiary under an Annuity
Option may only be elected during the 60 day period beginning with the date we receive due proof of death.
If the Owner or a Joint Owner, who is not the Annuitant, dies during the Income Phase, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's death. Upon the death of the Owner or a Joint Owner during the Income Phase, the Beneficiary becomes the Owner.
Spousal Continuation
If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the contract in his or her own name to the extent permitted by tax law. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the death benefit amount over the Account Value will be allocated to each applicable Investment Portfolio and/or the Fixed Account in the ratio that the Account Value in the Investment Portfolio and/or the Fixed Account bears to the total Account Value. The terms and conditions of the contract that applied prior to the Owner’s death will continue to apply, with certain exceptions described in the contract.
For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value and/or an annual increase amount (depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract. If the contract includes both the GMIB Plus II and Enhanced Death Benefit I riders, the Annual Increase Amount for the GMIB Plus II rider is also reset on the date the spouse continues the contract.
Spousal continuation will not be allowed to the extent it would fail to satisfy minimum required distribution rules for Qualified Contracts (see “Federal Income Tax Status”).
Death of the Annuitant
If the Annuitant, not an Owner or Joint Owner, dies during the Accumulation Phase, you automatically become the Annuitant. You can select a new Annuitant if you do not want to be the Annuitant (subject to our then current underwriting standards). However, if the Owner is a non-natural person (for example, a trust), then the death of the
81

primary Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.
Upon the death of the Annuitant after Annuity Payments begin, the death benefit, if any, will be as provided for in the Annuity Option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death, but in all events in accordance with applicable tax law requirements.
Controlled Payout
You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Payments for life or over a period of time that does not exceed your Beneficiary's life expectancy. This election must be in writing in Good Order. You may revoke the election only in writing in Good Order. Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts.
FEDERAL INCOME TAX STATUS
Introduction
The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Code and the provisions of the Code that govern the contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the contract. As a result, you should always consult a tax adviser for complete information and advice applicable to your individual situation.
We are not responsible for determining if your employer’s plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).
We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.
To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Investment Portfolios to foreign jurisdictions.
For federal tax purposes, the term “spouse” refers to the person to whom you are lawfully married, regardless of sex. The term “spouse” generally will not include individuals who are in a registered domestic partnership or civil union not denominated as marriage under state or other applicable law.
Non-Qualified Contracts
This discussion assumes the contract is a “non-qualified” annuity contract for federal income tax purposes, that is, a Contract not held in a tax qualified plan. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or “IRAs” (including SEP and SIMPLE IRAs), 408A or “Roth IRAs” and 457(b) plans. Contracts owned through such plans are referred to below as “Qualified Contracts.”
Accumulation
Generally, an Owner of a Non-Qualified Contract is not taxed on increases in the value of the contract until there is a distribution from the contract, i.e. surrender, partial withdrawal, income payment, or commutation. This deferral of taxation on accumulated value in the contract is limited to contracts owned by or held for the benefit of “natural persons.” A contract will be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the contract as an agent for the exclusive benefit of a natural person.
In contrast, a contract owned by other than a “natural person,” such as a corporation, partnership, trust, or other entity (other than a trust holding the Contract as an agent for a natural person), will be taxed currently on the increase in accumulated value in the contract in the year earned. Note that in this regard, an employer which is the Owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees, or others, is considered a non-natural Owner and any annual increase in the Account Value will be subject to current income taxation.
Surrenders or Withdrawals – Early Distribution
If you take a withdrawal from your contract, or surrender your contract prior to the date you commence taking annuity or “income” payments (the “Annuity Starting Date”), the amount you receive will generally be treated
82

first as coming from earnings, if any, (and thus subject to income tax) and then from your Purchase Payments (which are not subject to income tax). If the accumulated value is less than your Purchase Payments upon surrender of your contract, your ability to claim any unrecovered Purchase Payments on your federal income tax return as a miscellaneous itemized deduction is suspended under the 2017 Tax Cuts and Jobs Act effective for tax years beginning after December 31, 2017 and before January 1, 2026.
The portion of any withdrawal from an annuity contract that is subject to income tax will also be subject to a 10% federal income tax penalty for “early” distribution if such withdrawal is taken prior to you reaching age 59 1⁄2, unless an exception applies. Exceptions include distributions made:
(a)    on account of your death or disability,
(b)    as part of a series of substantially equal periodic payments made at least annually payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated Beneficiary, or
(c)    under certain immediate income annuities.
If you receive systematic payments that you intend to qualify for the “substantially equal periodic payments” exception noted above, any modifications (except due to death or disability) to your payment before age 59 1⁄2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.
Amounts received as a partial withdrawal may be fully includible in taxable income to the extent of gain in the contract.
If your contract has been purchased with an Optional Two Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax Purchase Payment.
Treatment of Separate Account Charges
It is possible that at some future date the Internal Revenue Service (IRS) may consider that contract charges attributable to certain guaranteed death benefits and certain living benefits are to be treated as distributions from the contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% federal income tax penalty as an early distribution, as described above.
Guaranteed Withdrawal Benefits
If you have purchased the GWB I, Enhanced GWB or Lifetime Withdrawal Guarantee, where otherwise made available, note the following:
The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GWB exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.
In the event that the Account Value goes to zero, and either the Benefit Base (for GWB I and Enhanced GWB) or the Remaining Guaranteed Withdrawal Amount (for Lifetime Withdrawal Guarantee) is paid out in fixed installments, or the Annual Benefit Payment (for Lifetime Withdrawal Guarantee) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.
We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).
83

Aggregation
If you purchase two or more deferred annuity contracts after October 21, 1988, from us (or our predecessors or affiliates) during the same calendar year, the law requires that all such contracts must be treated as a single contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, you should consult a tax adviser if you are purchasing more than one annuity contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (see “Taxation of Payments in Annuity Form” below).
Exchanges/Transfers
The annuity contract may be exchanged in whole or in part for another annuity contract or a long-term care insurance policy. An exchange in whole of an annuity contract for another annuity contract or for a qualified long-term care insurance policy will generally be a tax-free transaction under Section 1035 of the Code. The partial exchange of an annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange – other than Annuity Payments made for life, joint lives, or for a term of 10 years or more. If a distribution is made from either contract within the 180-day period after the exchange or the exchange otherwise fails to satisfy other IRS prescriptions, the IRS reserves the right to characterize the exchange in a manner consistent with its substance, based on general tax principles and all the facts and circumstances. For instance, such distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. Some of the ramifications of a partial exchange remain unclear. You should consult your tax adviser concerning potential tax consequences prior to any partial exchange or split of annuity contracts.
A transfer of ownership of the contract, or the designation of an Annuitant or other Beneficiary who is not also the contract Owner, may result in income or gift tax consequences to the contract Owner. You should consult your tax adviser if you are considering such a transfer or assignment.
Death Benefits
For Non-Qualified Contracts, the death benefit is taxable to the recipient in the same manner as if paid to the contract Owner (under the rules for withdrawals or income payments, whichever is applicable).
After your death, any death benefit determined under the contract must be distributed according to certain rules. The method of distribution that is required depends on whether you die before or after the Annuity Starting Date.
If you die on or after the Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.
If you die before the Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death) and the Beneficiary must be a natural person.
Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner.
For contracts owned by a non-natural person, the required distribution rules apply upon the death of the Annuitant. If there is more than one Annuitant of a contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.
Investor Control
In certain circumstances, Owners of Non-Qualified variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of Investment Portfolios available and the flexibility of the contract Owner to allocate Purchase Payments and transfer amounts among the Investment Portfolios have not been addressed in public rulings. While we believe that the contract does not give the contract Owner investment control over Separate Account
84

assets, we reserve the right to modify the contract as necessary to prevent a contract Owner from being treated as the owner of the Separate Account assets supporting the contract.
Taxation of Payments in Annuity Form
Payments received from the contract in the form of an annuity are taxable as ordinary income to the extent they exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio is determined at the time the contract is annuitized (i.e., the accumulated value is converted to an annuity form of distribution). Generally, the applicable exclusion ratio is your investment in the contract divided by the total payments expected to be received based on IRS factors, such as the form of annuity and mortality. The excludable portion of each Annuity Payment is the return of investment in the contract and it is excludable from your taxable income until your investment in the contract is fully recovered. We will make this calculation for you. However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Contract is an amount greater – or less — than the taxable amount determined by us and reported by us to you and the IRS.
Once you have recovered the investment in the contract, further Annuity Payments are fully taxable.
If you die before your investment in the contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if Annuity Payments continue after your death, the balance may be recovered by your Beneficiary.
The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date.
Once Annuity Payments have commenced, you may not be able to transfer to another Non-Qualified Contract or a long-term care contract as part of a tax-free exchange.
If the contract allows, you may elect to convert less than the full value of your contract to an annuity form of pay-out (i.e., “partial annuitization”). In this case, your investment in the contract will be pro-rated between the annuitized portion of the contract and the deferred portion. An exclusion ratio will apply to the Annuity Payments as described above, provided the annuity form you elect is payable for at least 10 years or for the life of one or more individuals.
3.8% Tax on Net Investment Income
Federal tax law imposes a 3.8% Net Investment Income tax on the lesser of:
(1)    the taxpayer’s “net investment income,” (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or
(2)    the taxpayer’s modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers).
“Net investment income” in Item 1 above does not include distributions from tax qualified plans (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A, or 457(b)), but such income will increase modified adjusted gross income in Item 2 above.
You should consult your tax adviser regarding the applicability of this tax to income under your annuity contract.
Puerto Rico Tax Considerations
The Puerto Rico Internal Revenue Code of 2011 (the “2011 PR Code”) taxes distributions from Non-Qualified Contracts differently than in the U.S.
Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.
The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes
85

paid, an individual may not get full credit because of the timing differences.
You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.
Qualified Contracts
Introduction
The contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code (“tax qualified plans” or “qualified plans”). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or “IRAs” (including SEP and SIMPLE IRAs), 408A or “Roth IRAs” and 457(b) plans. Extensive special tax rules apply to qualified plans and to the annuity contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the contract with the various types of qualified plans. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.
The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the contract.
We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.
All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.
A contract may also be available in connection with an employer’s non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex. Please consult your tax adviser about your particular situation.
Accumulation
The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations, which are subject to change from year-to-year.
Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a “before tax” basis entitle you to a tax deduction or are not subject to current income tax. Purchase payments made on an “after tax” basis do not reduce your taxable income or give you a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.
An IRA Contract will accept as a single Purchase Payment a transfer or rollover from another IRA (including a SEP or SIMPLE IRA) or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b), or governmental 457(b) plan). A rollover or transfer from a SIMPLE IRA is allowed provided that the taxpayer has participated in such arrangement for at least two years. As part of the single Purchase Payment, the IRA contract will also accept an IRA contribution subject to the Code limits for the year of purchase.
For income annuities established as “pay-outs” of SIMPLE IRAs, the contract will only accept a single Purchase Payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b), or 457(b) plan), the contract will only accept as its single Purchase Payment a transfer from such employer retirement plan.
Taxation of Annuity Distributions
If contributions are made on a “before tax” basis, you generally pay income taxes on the full amount of money you receive under the contract. Withdrawals attributable to any after-tax contributions are basis in the contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).
86

Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.
If you meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of federal income taxes.
With respect to IRA contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we will withhold is determined by the Code.
Guaranteed Withdrawal Benefits
If you have purchased the Lifetime Withdrawal Guarantee benefit (LWG), where otherwise made available, note the following:
In the event that the Account Value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.
In determining your required minimum distribution each year, the actuarial value of this benefit as of the prior December 31 must be taken into account in addition to the Account Value of the contract.
If you have purchased the GWB I, Enhanced GWB or LWG, where otherwise made available, note the following:
The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.
In the event that the Account Value goes to zero, and either the Benefit Base (for the GWB I or Enhanced GWB) or the Remaining Guaranteed Withdrawal Amount (for the LWG) is paid out in fixed installments or the Annual Benefit Payment (for the LWG) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.
We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).
Withdrawals Prior to Age 59 1⁄2
A taxable withdrawal from a Qualified Contract which is subject to income tax may also be subject to a 10% federal income tax penalty for “early” distribution if taken prior to age 59 1⁄2, unless an exception described below applies. The penalty rate is 25% for SIMPLE IRA plan contracts if the withdrawal occurs within the first 2 years of your participation in the plan.
Exceptions to the early distribution penalty for qualified plans include withdrawals or distributions made:
(a)    on account of your death or disability,
(b)    as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated Beneficiary and you are separated from employment,
(c)    on separation from service after age 55. This rule does not apply to IRAs (including SEPs and SIMPLE IRAs).
(d)    pursuant to a qualified domestic relations order (“QDRO”). This rule does not apply to IRAs (including SEPs and SIMPLE IRAs).
(e)    to pay IRS levies (and made after December 31, 1999),
(f)    to pay deductible medical expenses, or
(g)    in the case of IRAs only, to pay for medical insurance (if you are unemployed), qualified higher education expenses, or for a qualified first-time home purchase up to $10,000.
87

Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.
If you receive systematic payments that you intend to qualify for the “substantially equal periodic payments” exception noted above, any modifications (except due to death or disability) to your payment before age 59 1⁄2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.
The 10% federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.
Commutation Features Under Income Payment Types
Please be advised that the tax consequences resulting from the election of income payment types containing a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) are uncertain and the IRS may determine that the taxable amount of income payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:
•	The imposition of a 10% federal income tax penalty on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1⁄2 at the time the withdrawal is made. This 10% federal income tax penalty is in addition to the ordinary income tax on the taxable amount of the commuted value.
•	The retroactive imposition of the 10% federal income tax penalty on income payments received prior to the taxpayer attaining age 59 1⁄2.
•	The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any income payments made after such commutation.
A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an income payment type.
Rollovers and Transfers
Your contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., you may not transfer it to someone else).
Nevertheless, contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.
Under certain circumstances, you may be able to transfer amounts distributed from your contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.
You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. Rollovers from another qualified plan can generally be made to your SIMPLE IRA after you have participated in the SIMPLE IRA for at least two years.
Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that you participate in the SIMPLE IRA plan. After this two-year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.
Federal income tax law allows you to make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs you own. Generally, this limit does not apply to trustee-to-trustee transfers between IRAs. Because the rollover rules are complex, please consult with your tax advisor before making an IRA rollover.
Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:
(a)    minimum distribution requirements,
(b)    financial hardship; or
(c)    for a period of ten or more years or for life.
88

20% Withholding on Eligible Rollover Distributions
For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an “eligible rollover distribution” for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if you directly transfer a withdrawal from this contract to another IRA or other qualified plan. Similarly, you may be able to avoid withholding on a transfer into this contract from an existing qualified plan you may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not “eligible rollover distributions,” the Code imposes different withholding rules to determine the withholding percentage.
Death Benefits
The death benefit in a Qualified Contract is taxable to the recipient in the same manner as if paid to the contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).
Required Minimum Distribution (RMD) amounts are required to be distributed from a Qualified annuity Contract (including a contract issued as a Roth IRA) following your death. Congress recently changed the RMD rules for individuals who die after 2019. The after-death RMD rules are complex, and you should consult your tax adviser about how they may apply to your situation.
Effective January 1, 2020, when an IRA owner or participant in a defined contribution plan dies, any remaining interest generally must be distributed within 10 years (or in some cases five years) after his or her death, unless an exception applies. An exception permits an “eligible designated beneficiary” to take distributions over life or a period not exceeding life expectancy, subject to special rules and limitations. An “eligible designated beneficiary” includes: the IRA owner/participant’s spouse or minor child (until the child reaches age of majority), certain disabled or chronically ill individuals, and an individual who is not more than 10 years younger than the IRA owner/participant. We may limit any payment option over life, or a period not exceeding life expectancy, to certain categories of eligible designed beneficiary.
Generally, distributions under this exception must start by the end of the year following your death. However, if your surviving spouse is the sole designated beneficiary, distributions may generally be delayed until December 31 of the year you would have attained age 72 (age 70 1⁄2, if you were born on or before June 30, 1949), if your contract permits.
If you die after Annuity Payments have already begun under a Qualified Contract, any remaining payments under the contract also must be made in accordance with the RMD rules. In some cases, those rules may require that the remaining payments be made over a shorter period than originally elected or otherwise adjusted to comply with the tax law.
Regardless of whether you die before or after your Required Beginning Date, the following will be applicable:
If your surviving spouse is the sole designated beneficiary of your Traditional or Roth IRA, then your surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.
Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death. The Beneficiary generally must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. Different tax rules may apply if your Beneficiary is not a natural person, such as your estate.
Your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, or he or she may elect to rollover the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.
If your Beneficiary is not your spouse and your plan and contract permit, your Beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.
Additionally, for contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the participant may have rights in the contract. In such a case, the participant may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.
89

Required Minimum Distributions
Generally, you must begin receiving RMD amounts from your Qualified Contract by the Required Beginning Date. Generally, for retirement plans, the “Required Minimum Date” is April 1 following the later of:
(a)    the calendar year in which you reach age 72 (age 70 1⁄2, if you were born on or before June 30, 1949), or
(b)    the calendar year you retire, provided you do not own more than 5% of the outstanding stock, capital, or profits of your employer.
For IRAs (including SEPs and SIMPLEs), the Required Beginning Date by which you must begin receiving withdrawals is the year in which you attain age 72 (age 70 1⁄2, if you were born on or before June 30, 1949), even if you have not retired, taking your first distribution no later than April 1 of the year after you reach age 72 (age 70 1⁄2, if you were born on or before June 30, 1949).
For all subsequent years, including the first year in which you took your RMD by April 1, you must take the required minimum distribution for the year by December 31st. This will require you to take two distributions in the same calendar year if you wait to take your first distribution until April 1 of the year after attaining age 72 (age 70 1⁄2, if you were born on or before June 30, 1949).
A tax penalty of 50% applies to the shortfall of any required minimum distribution you fail to receive.
You may not satisfy minimum distributions for one employer’s qualified plan (e.g., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEP and SIMPLE IRAs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.
The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.
If you intend to receive your minimum distributions in the form of Annuity Payments that are payable over the joint lives of you and a Beneficiary or over a guaranteed duration of more than 10 years, be advised that federal tax law may require that, after your death, any remaining payments be made over a shorter period or be reduced after your death to satisfy the RMD rules and avoid the 50% excise tax. Other complex rules also apply to RMDs taken in the form of Annuity Payments. You should consult your own tax adviser as to how these rules affect your own contract.
Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions apply to beneficiaries of Roth IRAs.
Additional Information Regarding TSA (ERISA and Non-ERISA) 403(b)
Special Rules Regarding Exchanges. In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements: (1) the plan must allow the exchange; (2) the exchange must not result in a reduction in a participant’s or a Beneficiary’s accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to contract exchanges or any other matter relating to these regulations.
Withdrawals. If you are under age 59 1⁄2, you generally cannot withdraw money from your TSA contract unless the withdrawal:
(a)	related to Purchase Payments made prior to 1989 and pre-1989 earnings on those Purchase Payments;
90

(b)	is exchanged to another permissible investment under your 403(b) plan;
(c)	relates to contributions to an annuity contract that are not salary reduction elective deferrals, if your plan allows it;
(d)	occurs after you die, leave your job or become disabled (as defined by the Code);
(e)	is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;
(f)	relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;
(g)	relates to rollover or after-tax contributions; or
(h)	is for the purchase of permissive service credit under a governmental defined benefit plan.
In addition, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant’s severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.
Additional Information Regarding IRAs
Purchase Payments. Traditional IRA Purchase Payments (except for permissible rollovers and direct transfers) are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code.A Purchase Payment up to the deductible amount can also be made for a non-working spouse provided the couple’s compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional “catch-up” contributions if they have sufficient compensation. If you or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If you exceed Purchase Payment limits you may be subject to a tax penalty.
Roth IRA Purchase Payments for individuals are non-deductible (made on an “after tax” basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional “catch-up” Purchase Payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual Purchase Payment limit if your modified adjusted gross income does not exceed certain limits. If you exceed Purchase Payment limits, you may be subject to a tax penalty.
Withdrawals. If and to the extent that Traditional IRA Purchase Payments are made on an “after tax” basis, withdrawals would be included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based upon the ratio of all non-deductible Purchase Payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.
Generally, withdrawal of earnings from Roth IRAs are free from federal income tax if: (1) they are made at least five taxable years after the tax year for which you made your first Purchase Payment to a Roth IRA; and (2) they are made on or after the date you reach age 59 1⁄2 or upon your death, disability or for a qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from Purchase Payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.
Conversion. Traditional IRAs may be converted to Roth IRAs. Except to the extent you have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your contract may include such benefits and applicable charges. Accordingly, if you are considering such conversion of your annuity contract, please consult your tax adviser. The taxable amount may exceed the Account Value at the date of conversion.
Prior to 2018, contributions made to a Traditional IRA that were converted to a Roth IRA could be recharacterized as made back to the Traditional IRA, if certain conditions were met. Under a provision of the Tax Cuts and Jobs Act, recharacterization cannot be used to unwind a conversion from a Traditional IRA to a Roth IRA for taxable years
91

beginning after December 31, 2017. For conversions made to a Roth IRA in 2017, the IRS has issued guidance allowing recharacterizations to be made in 2018.
Distinction for Puerto Rico Code
An annuity contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a “cash or deferred” arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.
Contributions. The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.
Distributions. Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the contract for purposes of determining the amount of Annuity Payments required to be included in the employee’s gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee’s gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant’s tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation of employment or termination of a retirement plan will generally be treated as ordinary income but will be subject to a withholding tax rate of 20%.A special withholding tax rate of 10% may apply instead, if the plan satisfies the following requirements:
(1)    the plan’s trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and
(2)    10% of all plan’s trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in “property located in Puerto Rico” for a three-year period.
If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico, and bank deposits. The 2011 PR Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.
In the case of distributions from a qualified plan in the form of annuity or installments as a result of termination of employment, amounts received are taxable in an amount equal to 3% of the after-tax contributions not previously distributed, which would be considered the tax cost. The remaining portion is not taxable until you have recovered the total after-tax contributions made to the qualified plan. You may be able to exclude from gross income up to $11,000, if you are less than 60 years of age, or up to $15,000, if you are at least 60 years of age, of the taxable portion of the installment payments received every year. The above-described distributions that exceed the amount of $35,000 during a taxable year (amount which includes the annual exclusion of $15,000) for retirees that are 60 years old or older, and $31,000 (amount which includes the annual exclusion of $11,000) for other retirees plus the recovery of the consideration paid for the annuity following the 3% recognition of income rule described above, will generally constitute ordinary income subject to a 10% withholding tax.
92

Upon the occurrence of a “Declared Disaster”, like a hurricane, Retirement Plans are allowed to make Eligible Distributions to a participant resident of Puerto Rico who requests the same. The Eligible Distribution may not exceed $100,000, be made during a period of time to be identified by the Puerto Rico Treasury through administrative guidance and be used to cover damages or losses suffered, and extraordinary expenses incurred by the individual as a result of the Declared Disaster. The first $10,000 will be exempted from income taxation, including the alternate basic tax, and amounts exceeding $10,000 will be subject to a 10% income tax to be withheld at the source, in lieu of any other income tax, including the alternate basic tax.
You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution if you are a resident of Puerto Rico.
In contrast, in the case of a distribution to a Non-Puerto Rico resident of retirement income, as such term is defined in 4 U.S.C. Section 114(a) made by a dual qualified plan, i.e., a plan qualified under Code Section 401 and under Section 1081.01 of the 2011 PR Code, and funded through a U.S. Trust, said distribution is not subject to Puerto Rico income tax. The individual must not be a Puerto Rico resident at the time of distribution.
Rollover. Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee’s benefit no later than sixty (60) days after the distribution.
ERISA Considerations. In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code
Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has held that a Puerto Rico retirement plan described in ERISA Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.
Pursuant to guidance promulgated by the DOL, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term “spouse,” spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.
OTHER INFORMATION
BLIC
Brighthouse Life Insurance Company is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. BLIC is an indirect, wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. (BHF), a publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the U.S. BLIC’s executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.
The Separate Account
We have established a Separate Account, Brighthouse Variable Annuity Account C (Separate Account), to hold the assets that underlie the contracts. The Board of Directors of MetLife Investors Insurance Company
93

(MetLife Investors) adopted a resolution to establish the Separate Account under Missouri insurance law on February 24, 1987. On November 14, 2014, following the close of business MetLife Investors merged into BLIC (formerly known as MetLife Insurance Company USA) and the Separate Account became a separate account of BLIC. We have registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.
The Separate Account’s assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.
We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we will notify you of any such changes and we guarantee that the modification will not affect your Account Value.
We are obligated to pay all money we owe under the contracts — such as death benefits and income payments — even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Minimum Income Benefit, optional Guaranteed Withdrawal Benefit, or optional Guaranteed Minimum Accumulation Benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. BLIC is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.
The investment advisers to certain of the Investment Portfolios offered with the contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, BLIC has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodities Exchange Act (CEA), and is not subject to registration or regulation as a pool operator under the CEA.
Distributor
We have entered into a distribution agreement with our affiliate, Brighthouse Securities, LLC (Distributor), 11225 North Community House Road, Charlotte, NC 28277, for the distribution of the contracts. Both the Company and Distributor are indirect, wholly owned subsidiaries of BHF. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.
Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts. No selling firms are affiliated with us or Distributor. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for Distributor’s management team and other expenses of distributing the contracts. Distributor’s management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.
All of the Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See the Investment Portfolio prospectuses for more information.) These payments range up to 0.55% of Separate Account assets invested in the particular Investment Portfolio.
Selling Firms
As noted above, Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling
94

firms for the sale of the contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under “Additional Compensation for Selected Selling Firms”). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Financial representatives of the selling firms may also receive non-cash compensation, pursuant to their firm’s guidelines, directly from us or Distributor.
Compensation Paid to Selling Firms. Distributor pays compensation to all selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional Purchase Payments by selling firms is 8% of Purchase Payments, along with annual trail commissions up to 1.20% of Account Value (less Purchase Payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. Distributor also pays commissions when a contract Owner elects to begin receiving regular income payments (referred to as “Annuity Payments”). (See “Annuity Payments (The Income Phase).”) Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items may include expenses for conference or seminar trips, certain gifts, prizes, and awards.
Ask your financial representative for further information about what payments your financial representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.
Additional Compensation for Selected Selling Firms. Distributor has entered into distribution arrangements with certain selected unaffiliated selling firms. Under these arrangements, Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms, the amount of which may be an annual flat fee or, in many cases, depends on cumulative periodic (usually quarterly) sales of our insurance contracts (including the contracts offered by this prospectus) and may also depend on meeting thresholds in the sale of certain of our insurance contracts (other than the contracts offered by this prospectus). They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm’s line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on Account Values of our variable insurance contracts (including Account Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment in selling firms’ marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms’ financial representatives. Distributor has entered into such distribution agreements with the selling firms identified in the Statement of Additional Information.
The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your financial representative. (See the Statement of Additional Information — “Distribution” for a list of selling firms that received compensation during 2020, as well as the range of additional compensation paid.)
95

Requests and Elections
We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 305075, Nashville, TN 37230-5075. If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.
Requests for service may be made:
•	Through your financial representative
•	By telephone at (888) 243-1932, between the hours of 7:30AM and 5:30PM Central Time Monday through Friday
•	In writing to our Annuity Service Center
•	By fax at Brighthouse Policy Holder Services, (877) 246-8424 or
•	By Internet at www.brighthousefinancial.com
Some of the requests for service that may be made by telephone or Internet include transfers of Account Value (see “Investment Options – Transfers – Transfers By Telephone or Other Means”) and changes to the allocation of future Purchase Payments (see “Purchase – Allocation of Purchase Payments”). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in Good Order. Contact us for further information. Some selling firms may restrict the ability of their financial representatives to convey transaction requests by telephone or Internet on your behalf.
We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.
We are not a fiduciary and do not give advice or make recommendations regarding insurance or investment products. Ask your financial representative for guidance regarding any requests or elections and for information about your particular investment needs. Please bear in mind that your financial representative, or any financial firm or financial professional you consult to provide advice, is not acting on our behalf. We do not recommend and are not responsible for any securities transactions or investment strategies involving securities (including account recommendations).
Good Order. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the
96

requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner’s consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your financial representative before submitting the form or request.
Telephone and Computer Systems. Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.
Cybersecurity and Certain Business Continuity Risks. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners’ requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.
We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on BLIC and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.
Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Other disruptive events, including (but not limited to) natural disasters and public health crises, may adversely affect our ability to conduct business, in particular if our employees or the employees of our service providers are unable or unwilling to perform their responsibilities as a result of any such event. Cybersecurity breaches and other disruptions to our business operations can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.
Cybersecurity breaches may also impact the issuers of securities in which the Investment Portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Investment Portfolios will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.
Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Investment Portfolios invest.
COVID-19. The outbreak of the novel coronavirus known as COVID-19 was declared a pandemic by the World Health Organization in March 2020. The pandemic has resulted in significant financial market volatility, a deterioration in general economic conditions, record-low interest rates, global business disruptions affecting companies across various industries, and wide-ranging changes in consumer behavior. The duration and impact of the COVID-19 public health crisis on the financial markets and overall economy are uncertain, as is the efficacy of government and central bank interventions. Although the Company has implemented risk management and contingency plans and taken preventative measures and other precautions so it can continue to provide products and services to its customers, it is not currently possible to accurately estimate the full impact that the COVID-19
97

pandemic will have on the Company. The Company continues to closely monitor this evolving situation, including the impact on services provided by third-party vendors. However, there can be no assurance that any future impact from the COVID-19 pandemic will not be significant to the Company and/or with respect to the services the Company or its customers receive from third-party vendors.
Significant market volatility and negative investment returns in the financial markets resulting from the COVID-19 pandemic could have a negative impact on returns of the Investment Portfolios in which the Separate Account invests. Declines in or sustained low interest rates can cause a reduction in investment income for the Investment Portfolios. If these market conditions continue, and depending on your individual circumstances (e.g., your selected investment options and the timing of any transfers or withdrawals), you may experience (perhaps significant) negative returns under the contract. You should consult with your financial representative about how the COVID-19 pandemic and the recent market conditions may impact your future investment decisions related to the contract, such as making subsequent Purchase Payments, transfers, or withdrawals, based on your individual circumstances.
Confirming Transactions. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.
Ownership
Owner. You, as the Owner of the contract, have all the interest and rights under the contract.
These rights include the right to:
•	change the Beneficiary.
•	change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules).
•	assign the contract (subject to limitation).
•	change the payment option.
•	exercise all other rights, benefits, options and privileges allowed by the contract or us.
The Owner is as designated at the time the contract is issued, unless changed. Any change of Owner is subject to our underwriting rules in effect at the time of the request.
Joint Owner. The contract can be owned by Joint Owners, limited to two natural persons. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.
Beneficiary. The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. If Joint Owners are named, unless you tell us otherwise, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).
Abandoned Property Requirements. Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract’s maturity date (the latest day on which annuity payments may begin under the contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call (888) 243-1932 to make such changes.
Annuitant. The Annuitant is the natural person(s) on whose life we base Annuity Payments. You can change the Annuitant at any time prior to the Annuity Date, unless an Owner is not a natural person. Any reference to Annuitant includes any joint Annuitant under an Annuity Option. The Owner and the Annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under a GMIB rider (see “Living Benefits — Guaranteed Income Benefits”).
98

Assignment. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. An assignment may be a taxable event.
If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.
Legal Proceedings
In the ordinary course of business, BLIC, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.
It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, BLIC does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of Brighthouse Securities, LLC to perform its contract with the Separate Account or of BLIC to meet its obligations under the contracts.
Financial Statements
Our financial statements and the financial statements of the Separate Account have been included in the SAI.
Table of Contents of the Statement of Additional Information
The Company
The Separate Account
Services
Independent Registered Public Accounting Firm
Custodian
Distribution
     Reduction or Elimination of the Withdrawal Charge
Calculation of Performance Information
     Total Return
Historical Unit Values
Reporting Agencies
Annuity Provisions
     Variable Annuity
Fixed Annuity
Mortality and Expense Guarantee
Legal or Regulatory Restrictions on Transactions
Additional Federal Tax Considerations
Condensed Financial Information
Financial Statements
99

This page intentionally left blank.

APPENDIX A
Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for the Accumulation Units outstanding) for contracts issued as of December 31, 2020. See “Purchase — Accumulation Units” in the prospectus for information on how Accumulation Unit values are calculated. The first table presents Accumulation Unit values for the highest possible combination of Separate Account product charges and death benefit rider charges, and the second table presents Accumulation Unit values for the lowest possible combination of such charges. Charges for the optional Enhanced Death Benefit, Guaranteed Minimum Income Benefits, Lifetime Withdrawal Guarantees, Guaranteed
Withdrawal Benefits, and Guaranteed Minimum Accumulation Benefit are assessed by canceling Accumulation Units and, therefore, these charges are not reflected in the Accumulation Unit value. However, purchasing an optional Enhanced Death Benefit, Guaranteed Minimum Income Benefit, Lifetime Withdrawal Guarantee, Guaranteed Withdrawal Benefit, or Guaranteed Minimum Accumulation Benefit will result in a higher overall charge. The Statement of Additional Information (SAI) contains the Accumulation Unit values for all other possible combinations of Separate Account product charges and death benefit rider charges. (See Page 2 for how to obtain a copy of the SAI.)

1.90% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Funds Trust I
AB Global Dynamic Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.167893	10.479837	0.0000
01/01/2013 to 12/31/2013	10.479837	11.428729	11,269.9055
01/01/2014 to 12/31/2014	11.428729	12.037639	19,128.3277
01/01/2015 to 12/31/2015	12.037639	11.879490	9,149.1239
01/01/2016 to 12/31/2016	11.879490	12.075067	9,086.9185
01/01/2017 to 12/31/2017	12.075067	13.462005	6,972.7138
01/01/2018 to 12/31/2018	13.462005	12.286696	6,427.0142
01/01/2019 to 12/31/2019	12.286696	14.234450	5,919.7605
01/01/2020 to 12/31/2020	14.234450	14.815822	2,262.1105
AB International Bond Sub-Account (Class B)
04/29/2019 to 12/31/2019	9.993755	10.350071	0.0000
01/01/2020 to 12/31/2020	10.350071	10.600181	0.0000
American Funds® Balanced Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.757837	9.370880	93,798.8099
01/01/2012 to 12/31/2012	9.370880	10.437432	109,050.8353
01/01/2013 to 12/31/2013	10.437432	12.138922	158,408.2820
01/01/2014 to 12/31/2014	12.138922	12.630942	175,256.6539
01/01/2015 to 12/31/2015	12.630942	12.305766	163,031.9906
01/01/2016 to 12/31/2016	12.305766	13.017151	136,391.0041
01/01/2017 to 12/31/2017	13.017151	14.925952	105,251.4233
01/01/2018 to 12/31/2018	14.925952	14.012095	93,515.1721
01/01/2019 to 12/31/2019	14.012095	16.432966	92,909.8854
01/01/2020 to 12/31/2020	16.432966	18.633209	94,542.8823

APPENDIX A
Condensed Financial Information (continued)
1.90% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds® Growth Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.281394	8.676032	135,724.4776
01/01/2012 to 12/31/2012	8.676032	9.887340	128,799.0664
01/01/2013 to 12/31/2013	9.887340	12.137129	159,715.4004
01/01/2014 to 12/31/2014	12.137129	12.669395	149,650.7084
01/01/2015 to 12/31/2015	12.669395	12.336982	91,554.6804
01/01/2016 to 12/31/2016	12.336982	13.189241	62,281.9104
01/01/2017 to 12/31/2017	13.189241	15.704314	75,361.3676
01/01/2018 to 12/31/2018	15.704314	14.518220	78,873.6022
01/01/2019 to 12/31/2019	14.518220	17.611987	70,454.0388
01/01/2020 to 12/31/2020	17.611987	20.204379	67,800.6963
American Funds® Growth Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.081346	8.500740	20,877.2229
01/01/2012 to 12/31/2012	8.500740	9.792130	19,469.7895
01/01/2013 to 12/31/2013	9.792130	12.469647	24,317.4359
01/01/2014 to 12/31/2014	12.469647	13.236223	19,726.8374
01/01/2015 to 12/31/2015	13.236223	13.830151	20,085.7965
01/01/2016 to 12/31/2016	13.830151	14.804645	8,479.4213
01/01/2017 to 12/31/2017	14.804645	18.580067	16,589.3311
01/01/2018 to 12/31/2018	18.580067	18.137456	15,171.8440
01/01/2019 to 12/31/2019	18.137456	23.195099	13,006.2657
01/01/2020 to 12/31/2020	23.195099	34.508392	12,803.5051
American Funds® Moderate Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.999953	9.830917	109,800.4259
01/01/2012 to 12/31/2012	9.830917	10.690383	68,612.4242
01/01/2013 to 12/31/2013	10.690383	11.907408	53,012.5348
01/01/2014 to 12/31/2014	11.907408	12.395351	49,548.8284
01/01/2015 to 12/31/2015	12.395351	12.073754	54,912.7731
01/01/2016 to 12/31/2016	12.073754	12.677341	54,566.7612
01/01/2017 to 12/31/2017	12.677341	14.052162	49,306.6753
01/01/2018 to 12/31/2018	14.052162	13.315416	52,325.6416
01/01/2019 to 12/31/2019	13.315416	15.175660	51,828.0682
01/01/2020 to 12/31/2020	15.175660	16.823607	61,303.7984
AQR Global Risk Balanced Sub-Account (Class B)
04/30/2012 to 12/31/2012	11.095853	11.462767	14,504.6584
01/01/2013 to 12/31/2013	11.462767	10.865597	13,010.2993
01/01/2014 to 12/31/2014	10.865597	11.087286	15,468.0980
01/01/2015 to 12/31/2015	11.087286	9.837128	9,533.5864
01/01/2016 to 12/31/2016	9.837128	10.516928	8,046.8313
01/01/2017 to 12/31/2017	10.516928	11.331100	3,307.4003
01/01/2018 to 12/31/2018	11.331100	10.410896	3,030.4756
01/01/2019 to 12/31/2019	10.410896	12.249546	2,356.5945
01/01/2020 to 12/31/2020	12.249546	12.381883	2,170.1682
BlackRock Global Tactical Strategies Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.924071	10.211120	41,222.3487
01/01/2013 to 12/31/2013	10.211120	11.051764	61,196.1518
01/01/2014 to 12/31/2014	11.051764	11.485267	57,939.1844
01/01/2015 to 12/31/2015	11.485267	11.256840	85,755.4433
01/01/2016 to 12/31/2016	11.256840	11.534440	79,976.0196
01/01/2017 to 12/31/2017	11.534440	12.824200	74,812.4263
01/01/2018 to 12/31/2018	12.824200	11.677626	73,410.0577
01/01/2019 to 12/31/2019	11.677626	13.821115	73,025.1750
01/01/2020 to 12/31/2020	13.821115	14.144855	73,485.4343

APPENDIX A
Condensed Financial Information (continued)
1.90% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
BlackRock High Yield Sub-Account (Class B)
01/01/2011 to 12/31/2011	19.327799	19.409454	11,984.7256
01/01/2012 to 12/31/2012	19.409454	22.192562	11,951.6746
01/01/2013 to 12/31/2013	22.192562	23.807246	13,067.1305
01/01/2014 to 12/31/2014	23.807246	24.128934	11,085.6221
01/01/2015 to 12/31/2015	24.128934	22.716618	8,955.9662
01/01/2016 to 12/31/2016	22.716618	25.404742	8,770.9724
01/01/2017 to 12/31/2017	25.404742	26.862224	8,075.2624
01/01/2018 to 12/31/2018	26.862224	25.596638	6,561.1144
01/01/2019 to 12/31/2019	25.596638	28.845286	7,694.4803
01/01/2020 to 12/31/2020	28.845286	30.425343	7,429.6646
Brighthouse Asset Allocation 100 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.251762	10.402724	574,376.1933
01/01/2012 to 12/31/2012	10.402724	11.914653	574,542.6876
01/01/2013 to 12/31/2013	11.914653	15.140008	545,171.9191
01/01/2014 to 12/31/2014	15.140008	15.610967	421,891.0537
01/01/2015 to 12/31/2015	15.610967	15.009529	384,897.1844
01/01/2016 to 12/31/2016	15.009529	16.049290	361,470.4170
01/01/2017 to 12/31/2017	16.049290	19.359870	327,768.8687
01/01/2018 to 12/31/2018	19.359870	17.081701	255,659.7437
01/01/2019 to 12/31/2019	17.081701	21.366221	236,619.4230
01/01/2020 to 12/31/2020	21.366221	24.927741	221,024.3276
Brighthouse Balanced Plus Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.950891	10.377682	2,885.8704
01/01/2013 to 12/31/2013	10.377682	11.644752	12,076.5729
01/01/2014 to 12/31/2014	11.644752	12.527974	20,239.7333
01/01/2015 to 12/31/2015	12.527974	11.789721	23,844.7134
01/01/2016 to 12/31/2016	11.789721	12.535500	27,544.5698
01/01/2017 to 12/31/2017	12.535500	14.555224	29,192.9035
01/01/2018 to 12/31/2018	14.555224	13.228420	26,745.4535
01/01/2019 to 12/31/2019	13.228420	16.038173	16,762.4713
01/01/2020 to 12/31/2020	16.038173	17.705878	16,188.4717
Brighthouse Small Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.995902	15.178255	176,077.4655
01/01/2012 to 12/31/2012	15.178255	17.569665	157,018.8103
01/01/2013 to 12/31/2013	17.569665	22.832759	130,244.8333
01/01/2014 to 12/31/2014	22.832759	22.787306	111,889.2520
01/01/2015 to 12/31/2015	22.787306	21.149125	105,141.0828
01/01/2016 to 12/31/2016	21.149125	27.237071	92,355.3092
01/01/2017 to 12/31/2017	27.237071	29.852630	84,282.5474
01/01/2018 to 12/31/2018	29.852630	24.825945	78,932.0320
01/01/2019 to 12/31/2019	24.825945	31.368421	69,725.8986
01/01/2020 to 12/31/2020	31.368421	30.600252	69,460.3143

APPENDIX A
Condensed Financial Information (continued)
1.90% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.282999	9.797930	74,870.5751
01/01/2012 to 12/31/2012	9.797930	11.429024	59,347.9265
01/01/2013 to 12/31/2013	11.429024	10.655323	43,697.9889
01/01/2014 to 12/31/2014	10.655323	9.772978	36,284.2014
01/01/2015 to 12/31/2015	9.772978	8.264436	37,046.4549
01/01/2016 to 12/31/2016	8.264436	9.041601	34,730.3885
01/01/2017 to 12/31/2017	9.041601	11.385214	36,347.8854
01/01/2018 to 12/31/2018	11.385214	9.585648	36,670.8819
01/01/2019 to 12/31/2019	9.585648	11.356778	27,353.1478
01/01/2020 to 12/31/2020	11.356778	14.184237	23,476.0370
Brighthouse/Eaton Vance Floating Rate Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.188191	10.197595	1,663.6303
01/01/2012 to 12/31/2012	10.197595	10.738104	10,276.4121
01/01/2013 to 12/31/2013	10.738104	10.940191	28,505.5372
01/01/2014 to 12/31/2014	10.940191	10.813302	16,952.0528
01/01/2015 to 12/31/2015	10.813302	10.521188	19,077.3968
01/01/2016 to 12/31/2016	10.521188	11.280024	15,418.7420
01/01/2017 to 12/31/2017	11.280024	11.475322	12,358.3593
01/01/2018 to 12/31/2018	11.475322	11.293135	9,926.4817
01/01/2019 to 12/31/2019	11.293135	11.859344	5,751.4624
01/01/2020 to 12/31/2020	11.859344	11.875482	5,301.7247
Brighthouse/Franklin Low Duration Total Return Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.987399	9.734008	10,384.0622
01/01/2012 to 12/31/2012	9.734008	9.969859	11,760.1386
01/01/2013 to 12/31/2013	9.969859	9.895765	10,843.9853
01/01/2014 to 12/31/2014	9.895765	9.812226	5,435.3203
01/01/2015 to 12/31/2015	9.812226	9.567621	4,708.1856
01/01/2016 to 12/31/2016	9.567621	9.681708	4,254.9544
01/01/2017 to 12/31/2017	9.681708	9.626491	4,045.1000
01/01/2018 to 12/31/2018	9.626491	9.485560	7,632.4805
01/01/2019 to 12/31/2019	9.485560	9.738511	4,266.2317
01/01/2020 to 12/31/2020	9.738511	9.757613	4,014.0473
Brighthouse/Templeton International Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.099496	11.832988	0.0000
01/01/2012 to 12/31/2012	11.832988	13.267839	0.0000
01/01/2013 to 12/31/2013	13.267839	13.153181	0.0000
01/01/2014 to 12/31/2014	13.153181	13.052813	0.0000
01/01/2015 to 12/31/2015	13.052813	12.274357	0.0000
01/01/2016 to 12/31/2016	12.274357	12.148681	0.0000
01/01/2017 to 12/31/2017	12.148681	11.937324	0.0000
01/01/2018 to 12/31/2018	11.937324	11.828927	0.0000
01/01/2019 to 12/31/2019	11.828927	11.741815	0.0000
01/01/2020 to 12/31/2020	11.741815	10.839694	0.0000

APPENDIX A
Condensed Financial Information (continued)
1.90% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Clarion Global Real Estate Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.793766	12.778545	68,899.2780
01/01/2012 to 12/31/2012	12.778545	15.795183	56,467.9727
01/01/2013 to 12/31/2013	15.795183	16.047387	54,014.0516
01/01/2014 to 12/31/2014	16.047387	17.834403	52,529.1192
01/01/2015 to 12/31/2015	17.834403	17.253471	47,725.0885
01/01/2016 to 12/31/2016	17.253471	17.076757	42,077.7712
01/01/2017 to 12/31/2017	17.076757	18.556771	38,753.8313
01/01/2018 to 12/31/2018	18.556771	16.631520	34,246.2192
01/01/2019 to 12/31/2019	16.631520	20.367245	32,319.8055
01/01/2020 to 12/31/2020	20.367245	18.980213	28,924.2234
Harris Oakmark International Sub-Account (Class B)
01/01/2011 to 12/31/2011	19.050574	16.027821	198,615.0165
01/01/2012 to 12/31/2012	16.027821	20.324615	181,760.0371
01/01/2013 to 12/31/2013	20.324615	26.022566	162,772.0042
01/01/2014 to 12/31/2014	26.022566	24.054404	150,119.9214
01/01/2015 to 12/31/2015	24.054404	22.534340	137,445.9960
01/01/2016 to 12/31/2016	22.534340	23.918345	132,127.0159
01/01/2017 to 12/31/2017	23.918345	30.610928	114,445.9294
01/01/2018 to 12/31/2018	30.610928	22.832001	111,567.8911
01/01/2019 to 12/31/2019	22.832001	27.895085	101,252.1588
01/01/2020 to 12/31/2020	27.895085	28.769480	101,071.3542
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010630	1.044394	75,401.1603
01/01/2013 to 12/31/2013	1.044394	1.043809	37,937.2778
01/01/2014 to 12/31/2014	1.043809	1.081320	48,071.2149
01/01/2015 to 12/31/2015	1.081320	1.016353	61,693.1642
01/01/2016 to 12/31/2016	1.016353	1.114068	49,751.7812
01/01/2017 to 12/31/2017	1.114068	1.202479	39,870.6408
01/01/2018 to 12/31/2018	1.202479	1.103806	34,089.4852
01/01/2019 to 12/31/2019	1.103806	1.248519	33,892.6146
01/01/2020 to 12/31/2020	1.248519	1.349129	31,748.8813
Invesco Comstock Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.012092	9.680265	122,356.7310
01/01/2012 to 12/31/2012	9.680265	11.256169	95,769.4571
01/01/2013 to 12/31/2013	11.256169	14.953317	98,008.6052
01/01/2014 to 12/31/2014	14.953317	16.038166	95,257.3999
01/01/2015 to 12/31/2015	16.038166	14.796666	85,272.9314
01/01/2016 to 12/31/2016	14.796666	17.029548	80,511.7373
01/01/2017 to 12/31/2017	17.029548	19.721220	60,750.8610
01/01/2018 to 12/31/2018	19.721220	16.996180	59,630.7270
01/01/2019 to 12/31/2019	16.996180	20.838028	57,870.6039
01/01/2020 to 12/31/2020	20.838028	20.341285	50,798.1402

APPENDIX A
Condensed Financial Information (continued)
1.90% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Invesco Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.186300	14.739946	134,849.2268
01/01/2012 to 12/31/2012	14.739946	17.097538	109,243.3275
01/01/2013 to 12/31/2013	17.097538	23.515801	95,319.1091
01/01/2014 to 12/31/2014	23.515801	24.898496	82,824.5008
01/01/2015 to 12/31/2015	24.898496	24.012162	78,532.7893
01/01/2016 to 12/31/2016	24.012162	26.254298	67,220.9380
01/01/2017 to 12/31/2017	26.254298	32.287625	61,041.9472
01/01/2018 to 12/31/2018	32.287625	28.810437	55,677.2560
01/01/2019 to 12/31/2019	28.810437	35.168218	53,433.7360
01/01/2020 to 12/31/2020	35.168218	54.091408	47,725.1684
JPMorgan Core Bond Sub-Account (Class B)
04/29/2013 to 12/31/2013	10.954907	10.385718	3,810.2171
01/01/2014 to 12/31/2014	10.385718	10.709149	3,720.9315
01/01/2015 to 12/31/2015	10.709149	10.558342	4,079.0409
01/01/2016 to 12/31/2016	10.558342	10.590644	11,466.3345
01/01/2017 to 12/31/2017	10.590644	10.736004	12,741.9190
01/01/2018 to 12/31/2018	10.736004	10.535118	12,394.4701
01/01/2019 to 12/31/2019	10.535118	11.185995	23,415.8569
01/01/2020 to 12/31/2020	11.185995	11.841114	30,601.2225
JPMorgan Core Bond Sub-Account (Class B) (formerly JPMorgan Core Bond Sub-Account (Class C) and before that American Funds® Bond Sub-Account (Class C))
01/01/2011 to 12/31/2011	10.217690	10.606284	17,154.9442
01/01/2012 to 12/31/2012	10.606284	10.917179	12,146.2983
01/01/2013 to 04/26/2013	10.917179	10.888496	0.0000
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012684	1.046433	0.0000
01/01/2013 to 12/31/2013	1.046433	1.139546	121,309.5136
01/01/2014 to 12/31/2014	1.139546	1.196095	59,649.8557
01/01/2015 to 12/31/2015	1.196095	1.184079	339,252.5788
01/01/2016 to 12/31/2016	1.184079	1.195521	310,816.3201
01/01/2017 to 12/31/2017	1.195521	1.368488	300,562.8972
01/01/2018 to 12/31/2018	1.368488	1.246086	299,105.1546
01/01/2019 to 12/31/2019	1.246086	1.429418	297,593.0500
01/01/2020 to 12/31/2020	1.429418	1.573913	295,953.4549
JPMorgan Global Active Allocation Sub-Account (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996782	1.036824	0.0000
01/01/2015 to 12/31/2015	1.036824	1.007302	0.0000
01/01/2016 to 12/31/2016	1.007302	1.008061	0.0000
01/01/2017 to 12/31/2017	1.008061	1.142343	0.0000
01/01/2018 to 04/30/2018	1.142343	1.112203	0.0000
Loomis Sayles Global Allocation Sub-Account (Class B) (formerly Loomis Sayles Global Markets Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.741635	12.316924	27,814.9538
01/01/2012 to 12/31/2012	12.316924	14.129974	19,546.0092
01/01/2013 to 12/31/2013	14.129974	16.238754	19,136.8103
01/01/2014 to 12/31/2014	16.238754	16.485555	14,642.7406
01/01/2015 to 12/31/2015	16.485555	16.373858	12,332.6153
01/01/2016 to 12/31/2016	16.373858	16.833187	11,920.2218
01/01/2017 to 12/31/2017	16.833187	20.311192	10,775.5767
01/01/2018 to 12/31/2018	20.311192	18.853154	10,527.3442
01/01/2019 to 12/31/2019	18.853154	23.590074	11,642.4686
01/01/2020 to 12/31/2020	23.590074	26.567701	10,797.6632

APPENDIX A
Condensed Financial Information (continued)
1.90% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Loomis Sayles Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	7.194651	7.288773	251,969.4597
01/01/2012 to 12/31/2012	7.288773	8.474367	233,304.9387
01/01/2013 to 12/31/2013	8.474367	12.106716	237,682.1634
01/01/2014 to 12/31/2014	12.106716	14.123147	212,617.1717
01/01/2015 to 12/31/2015	14.123147	13.297951	200,356.1379
01/01/2016 to 12/31/2016	13.297951	13.397415	184,412.1117
01/01/2017 to 12/31/2017	13.397415	15.565953	175,807.4087
01/01/2018 to 12/31/2018	15.565953	14.193434	153,947.2199
01/01/2019 to 12/31/2019	14.193434	17.208626	127,671.7925
01/01/2020 to 12/31/2020	17.208626	22.325644	116,637.2461
Loomis Sayles Growth Sub-Account (Class B) (formerly ClearBridge Aggressive Growth Sub-Account II (Class B))
01/01/2011 to 12/31/2011	134.638716	122.141806	0.0000
01/01/2012 to 12/31/2012	122.141806	146.812700	0.0000
01/01/2013 to 12/31/2013	146.812700	185.516242	83.5134
01/01/2014 to 04/25/2014	185.516242	192.875375	0.0000
Loomis Sayles Growth Sub-Account (Class B) (formerly Legg Mason Value Equity Sub-Account (Class B))
01/01/2011 to 04/29/2011	6.506516	6.907176	0.0000
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	1.077106	1.122470	0.0000
01/01/2014 to 12/31/2014	1.122470	1.203340	0.0000
01/01/2015 to 12/31/2015	1.203340	1.166383	0.0000
01/01/2016 to 12/31/2016	1.166383	1.194346	0.0000
01/01/2017 to 12/31/2017	1.194346	1.354090	5,269.3592
01/01/2018 to 12/31/2018	1.354090	1.233010	5,231.1932
01/01/2019 to 12/31/2019	1.233010	1.472467	5,194.0562
01/01/2020 to 12/31/2020	1.472467	1.539424	5,157.1302
MFS ® Research International Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.814584	12.102702	186,638.6378
01/01/2012 to 12/31/2012	12.102702	13.857650	172,469.4998
01/01/2013 to 12/31/2013	13.857650	16.215302	166,321.0639
01/01/2014 to 12/31/2014	16.215302	14.804391	145,789.2762
01/01/2015 to 12/31/2015	14.804391	14.268067	130,354.0593
01/01/2016 to 12/31/2016	14.268067	13.876982	123,229.9699
01/01/2017 to 12/31/2017	13.876982	17.450326	105,995.7844
01/01/2018 to 12/31/2018	17.450326	14.723856	97,677.1888
01/01/2019 to 12/31/2019	14.723856	18.537290	92,273.9449
01/01/2020 to 12/31/2020	18.537290	20.554915	80,584.2719
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999740	1.032019	0.0000
01/01/2015 to 12/31/2015	1.032019	0.957133	0.0000
01/01/2016 to 12/31/2016	0.957133	1.043583	4,834.9634
01/01/2017 to 12/31/2017	1.043583	1.152998	12,065.6316
01/01/2018 to 12/31/2018	1.152998	1.045299	7,178.3030
01/01/2019 to 12/31/2019	1.045299	1.251206	7,127.3569
01/01/2020 to 12/31/2020	1.251206	1.373045	7,076.6815

APPENDIX A
Condensed Financial Information (continued)
1.90% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO Inflation Protected Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.257567	14.458039	263,365.7084
01/01/2012 to 12/31/2012	14.458039	15.479838	227,580.5466
01/01/2013 to 12/31/2013	15.479838	13.779703	190,105.3094
01/01/2014 to 12/31/2014	13.779703	13.911521	170,277.9624
01/01/2015 to 12/31/2015	13.911521	13.225162	153,669.9741
01/01/2016 to 12/31/2016	13.225162	13.622990	139,254.1093
01/01/2017 to 12/31/2017	13.622990	13.830835	135,248.9075
01/01/2018 to 12/31/2018	13.830835	13.242214	123,186.1023
01/01/2019 to 12/31/2019	13.242214	14.067579	113,252.3889
01/01/2020 to 12/31/2020	14.067579	15.395230	99,360.5419
PIMCO Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.598687	15.791031	412,049.5206
01/01/2012 to 12/31/2012	15.791031	16.928614	430,198.5872
01/01/2013 to 12/31/2013	16.928614	16.291852	333,921.5475
01/01/2014 to 12/31/2014	16.291852	16.655315	274,386.8789
01/01/2015 to 12/31/2015	16.655315	16.342669	248,069.8132
01/01/2016 to 12/31/2016	16.342669	16.453573	227,489.0041
01/01/2017 to 12/31/2017	16.453573	16.871369	216,962.6761
01/01/2018 to 12/31/2018	16.871369	16.514071	214,358.0724
01/01/2019 to 12/31/2019	16.514071	17.574373	202,670.9826
01/01/2020 to 12/31/2020	17.574373	18.710716	204,579.3721
Schroders Global Multi-Asset Sub-Account (Class B) (formerly Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.214701	10.715574	3,255.7806
01/01/2014 to 12/31/2014	10.715574	11.422414	3,894.2181
01/01/2015 to 12/31/2015	11.422414	11.067180	3,358.9071
01/01/2016 to 12/31/2016	11.067180	11.354701	2,808.8604
01/01/2017 to 12/31/2017	11.354701	12.976812	0.0000
01/01/2018 to 04/30/2018	12.976812	12.391018	0.0000
Schroders Global Multi-Asset Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010663	1.064484	18,092.0092
01/01/2013 to 12/31/2013	1.064484	1.150055	20,553.5808
01/01/2014 to 12/31/2014	1.150055	1.215740	20,364.9215
01/01/2015 to 12/31/2015	1.215740	1.182372	36,234.5026
01/01/2016 to 12/31/2016	1.182372	1.225704	35,693.8632
01/01/2017 to 12/31/2017	1.225704	1.374637	33,552.5337
01/01/2018 to 12/31/2018	1.374637	1.221529	17,425.3528
01/01/2019 to 12/31/2019	1.221529	1.456136	17,256.5575
01/01/2020 to 12/31/2020	1.456136	1.458767	17,090.3903
SSGA Emerging Markets Enhanced Index Sub-Account (Class B)
04/29/2019 to 12/31/2019	9.993755	10.350071	0.0000
01/01/2020 to 12/31/2020	10.350071	10.600181	0.0000

APPENDIX A
Condensed Financial Information (continued)
1.90% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
SSGA Growth and Income ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.379773	11.284525	98,475.4672
01/01/2012 to 12/31/2012	11.284525	12.493205	88,682.6905
01/01/2013 to 12/31/2013	12.493205	13.843251	90,157.5915
01/01/2014 to 12/31/2014	13.843251	14.372122	79,588.7895
01/01/2015 to 12/31/2015	14.372122	13.824769	80,085.5119
01/01/2016 to 12/31/2016	13.824769	14.349185	78,545.0567
01/01/2017 to 12/31/2017	14.349185	16.312928	70,355.5923
01/01/2018 to 12/31/2018	16.312928	14.960753	62,095.2912
01/01/2019 to 12/31/2019	14.960753	17.557688	60,376.0503
01/01/2020 to 12/31/2020	17.557688	18.919286	55,559.0131
SSGA Growth ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.968839	10.533663	47,673.6248
01/01/2012 to 12/31/2012	10.533663	11.887943	36,787.4043
01/01/2013 to 12/31/2013	11.887943	13.772250	39,500.3192
01/01/2014 to 12/31/2014	13.772250	14.239908	23,672.8048
01/01/2015 to 12/31/2015	14.239908	13.648985	26,396.8743
01/01/2016 to 12/31/2016	13.648985	14.313436	22,395.0810
01/01/2017 to 12/31/2017	14.313436	16.802722	22,178.5960
01/01/2018 to 12/31/2018	16.802722	15.042773	21,839.4541
01/01/2019 to 12/31/2019	15.042773	18.072258	21,623.0993
01/01/2020 to 12/31/2020	18.072258	19.637179	21,329.2228
T. Rowe Price Large Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	46.682743	43.968910	153,239.0111
01/01/2012 to 12/31/2012	43.968910	50.892657	131,865.3781
01/01/2013 to 12/31/2013	50.892657	66.801079	116,213.9961
01/01/2014 to 12/31/2014	66.801079	74.248482	99,937.6450
01/01/2015 to 12/31/2015	74.248482	70.238585	90,804.5410
01/01/2016 to 12/31/2016	70.238585	79.904749	82,270.9009
01/01/2017 to 12/31/2017	79.904749	91.693704	71,732.7248
01/01/2018 to 12/31/2018	91.693704	81.719258	64,665.3276
01/01/2019 to 12/31/2019	81.719258	101.442742	59,897.5615
01/01/2020 to 12/31/2020	101.442742	102.384249	58,319.2401
T. Rowe Price Mid Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	9.979980	9.631171	228,074.6144
01/01/2012 to 12/31/2012	9.631171	10.741882	198,851.3519
01/01/2013 to 12/31/2013	10.741882	14.395139	192,862.2872
01/01/2014 to 12/31/2014	14.395139	15.928538	161,033.2550
01/01/2015 to 12/31/2015	15.928538	16.671745	145,507.1440
01/01/2016 to 12/31/2016	16.671745	17.374744	128,928.8420
01/01/2017 to 12/31/2017	17.374744	21.267146	118,083.2364
01/01/2018 to 12/31/2018	21.267146	20.407413	100,268.9906
01/01/2019 to 12/31/2019	20.407413	26.244252	84,345.9763
01/01/2020 to 12/31/2020	26.244252	31.907455	75,897.8734

APPENDIX A
Condensed Financial Information (continued)
1.90% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Victory Sycamore Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	23.971440	22.651298	26,960.7934
01/01/2012 to 12/31/2012	22.651298	25.488990	24,377.7430
01/01/2013 to 12/31/2013	25.488990	32.588570	22,696.8097
01/01/2014 to 12/31/2014	32.588570	35.058692	20,921.4926
01/01/2015 to 12/31/2015	35.058692	31.309279	16,736.8367
01/01/2016 to 12/31/2016	31.309279	35.482916	16,923.4665
01/01/2017 to 12/31/2017	35.482916	38.115892	15,912.5882
01/01/2018 to 12/31/2018	38.115892	33.599988	14,545.9819
01/01/2019 to 12/31/2019	33.599988	42.523381	14,662.5461
01/01/2020 to 12/31/2020	42.523381	44.908044	12,184.2995
Wells Capital Management Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.013427	13.804291	69,739.6280
01/01/2012 to 12/31/2012	13.804291	15.996935	60,671.7385
01/01/2013 to 12/31/2013	15.996935	20.820775	53,351.8411
01/01/2014 to 12/31/2014	20.820775	23.131451	48,744.6331
01/01/2015 to 12/31/2015	23.131451	20.626426	45,605.5686
01/01/2016 to 12/31/2016	20.626426	22.906318	44,153.7298
01/01/2017 to 12/31/2017	22.906318	24.901643	40,253.1200
01/01/2018 to 12/31/2018	24.901643	21.183242	36,963.4036
01/01/2019 to 12/31/2019	21.183242	28.169821	32,819.1628
01/01/2020 to 12/31/2020	28.169821	28.388512	30,697.2358
Western Asset Management Government Income Sub-Account (Class B) (formerly Fidelity Institutional Asset Management® Government Income Sub-Account (Class B))
04/30/2012 to 12/31/2012	10.718421	10.847689	8,886.5983
01/01/2013 to 12/31/2013	10.847689	10.162484	0.0000
01/01/2014 to 12/31/2014	10.162484	10.724718	0.0000
01/01/2015 to 12/31/2015	10.724718	10.568127	0.0000
01/01/2016 to 12/31/2016	10.568127	10.505826	0.0000
01/01/2017 to 12/31/2017	10.505826	10.576649	0.0000
01/01/2018 to 12/31/2018	10.576649	10.369771	2,671.1999
01/01/2019 to 12/31/2019	10.369771	10.937058	2,452.5764
01/01/2020 to 12/31/2020	10.937058	11.554480	2,242.0356
Brighthouse Funds Trust II
Baillie Gifford International Stock Sub-Account (Class B)
04/29/2013 to 12/31/2013	11.651265	12.743081	12,598.7833
01/01/2014 to 12/31/2014	12.743081	12.085198	8,576.2854
01/01/2015 to 12/31/2015	12.085198	11.600395	9,450.7547
01/01/2016 to 12/31/2016	11.600395	11.956962	7,948.7139
01/01/2017 to 12/31/2017	11.956962	15.826108	7,918.3188
01/01/2018 to 12/31/2018	15.826108	12.857237	6,737.6183
01/01/2019 to 12/31/2019	12.857237	16.703457	7,895.3429
01/01/2020 to 12/31/2020	16.703457	20.691894	6,499.0252
Baillie Gifford International Stock Sub-Account (Class B) (formerly American Funds® International Sub-Account (Class C))
01/01/2011 to 12/31/2011	8.852245	7.445105	11,765.7652
01/01/2012 to 12/31/2012	7.445105	8.578318	16,573.6937
01/01/2013 to 04/26/2013	8.578318	8.882788	0.0000

APPENDIX A
Condensed Financial Information (continued)
1.90% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.074225	9.885130	594,688.6211
01/01/2012 to 12/31/2012	9.885130	9.698069	282,712.8314
01/01/2013 to 12/31/2013	9.698069	9.515538	270,137.9449
01/01/2014 to 12/31/2014	9.515538	9.336444	263,140.3050
01/01/2015 to 12/31/2015	9.336444	9.160719	259,873.2766
01/01/2016 to 12/31/2016	9.160719	8.998383	232,601.7490
01/01/2017 to 12/31/2017	8.998383	8.885518	135,581.1886
01/01/2018 to 12/31/2018	8.885518	8.852403	111,104.8830
01/01/2019 to 12/31/2019	8.852403	8.848925	99,579.3212
01/01/2020 to 12/31/2020	8.848925	8.698610	88,103.1908
Brighthouse Asset Allocation 20 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.332149	13.550342	63,288.0195
01/01/2015 to 12/31/2015	13.550342	13.217456	80,429.9890
01/01/2016 to 12/31/2016	13.217456	13.556197	31,253.8601
01/01/2017 to 12/31/2017	13.556197	14.223889	31,035.4367
01/01/2018 to 12/31/2018	14.223889	13.590351	48,758.4056
01/01/2019 to 12/31/2019	13.590351	14.899579	48,438.8803
01/01/2020 to 12/31/2020	14.899579	16.009662	91,647.7327
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Defensive Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.720442	11.704503	1,530,248.3631
01/01/2012 to 12/31/2012	11.704503	12.736086	1,481,663.6677
01/01/2013 to 12/31/2013	12.736086	13.631012	1,349,392.9540
01/01/2014 to 04/25/2014	13.631012	13.721523	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Moderate Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.783178	11.548371	1,917,844.5505
01/01/2012 to 12/31/2012	11.548371	12.734194	1,815,270.2350
01/01/2013 to 12/31/2013	12.734194	14.271995	1,677,188.0374
01/01/2014 to 04/25/2014	14.271995	14.312622	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.910122	14.251064	2,624,007.5164
01/01/2015 to 12/31/2015	14.251064	13.832750	2,280,822.3528
01/01/2016 to 12/31/2016	13.832750	14.398682	1,967,311.3866
01/01/2017 to 12/31/2017	14.398682	15.632039	1,802,292.9301
01/01/2018 to 12/31/2018	15.632039	14.661257	1,684,325.9056
01/01/2019 to 12/31/2019	14.661257	16.628872	1,539,246.5845
01/01/2020 to 12/31/2020	16.628872	18.115964	1,381,694.3971
Brighthouse Asset Allocation 60 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Balanced Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.568201	11.157644	3,585,466.7004
01/01/2012 to 12/31/2012	11.157644	12.471587	3,320,296.3740
01/01/2013 to 12/31/2013	12.471587	14.613171	2,939,172.6375
01/01/2014 to 04/25/2014	14.613171	14.610666	0.0000

APPENDIX A
Condensed Financial Information (continued)
1.90% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 60 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.304806	14.766474	2,630,275.7924
01/01/2015 to 12/31/2015	14.766474	14.304850	2,450,996.1349
01/01/2016 to 12/31/2016	14.304850	15.032907	2,140,354.0096
01/01/2017 to 12/31/2017	15.032907	16.923784	1,726,253.3660
01/01/2018 to 12/31/2018	16.923784	15.586576	1,575,417.9843
01/01/2019 to 12/31/2019	15.586576	18.263727	1,483,531.5593
01/01/2020 to 12/31/2020	18.263727	20.400968	1,378,628.9556
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Growth Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.456775	10.806138	4,042,008.5957
01/01/2012 to 12/31/2012	10.806138	12.268357	3,690,752.7639
01/01/2013 to 12/31/2013	12.268357	15.156984	3,382,356.8704
01/01/2014 to 04/25/2014	15.156984	15.071967	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly MetLife Growth Strategy Sub-Account (Class B) and before that Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.546299	9.202085	33,200.1687
01/01/2012 to 12/31/2012	9.202085	10.483706	34,333.8457
01/01/2013 to 04/26/2013	10.483706	11.268352	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.278990	14.824869	3,326,979.4763
01/01/2015 to 12/31/2015	14.824869	14.299108	2,972,267.7700
01/01/2016 to 12/31/2016	14.299108	15.172150	2,705,269.8204
01/01/2017 to 12/31/2017	15.172150	17.740091	2,353,093.7542
01/01/2018 to 12/31/2018	17.740091	15.992451	2,195,882.6680
01/01/2019 to 12/31/2019	15.992451	19.414764	1,975,992.7368
01/01/2020 to 12/31/2020	19.414764	22.209529	1,765,255.1876
Brighthouse/Artisan Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.209181	13.802315	185,367.2192
01/01/2012 to 12/31/2012	13.802315	15.109494	174,944.4178
01/01/2013 to 12/31/2013	15.109494	20.237803	154,816.1857
01/01/2014 to 12/31/2014	20.237803	20.189271	133,025.5893
01/01/2015 to 12/31/2015	20.189271	17.894681	121,536.7854
01/01/2016 to 12/31/2016	17.894681	21.535162	108,740.5612
01/01/2017 to 12/31/2017	21.535162	23.780718	100,908.8112
01/01/2018 to 12/31/2018	23.780718	20.200169	87,854.0342
01/01/2019 to 12/31/2019	20.200169	24.465609	79,912.4053
01/01/2020 to 12/31/2020	24.465609	25.439482	78,840.8813
Brighthouse/Dimensional International Small Company Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.057883	14.017102	1,015.6189
01/01/2012 to 12/31/2012	14.017102	16.214180	920.8997
01/01/2013 to 12/31/2013	16.214180	20.300375	4,893.3457
01/01/2014 to 12/31/2014	20.300375	18.584810	5,746.8529
01/01/2015 to 12/31/2015	18.584810	19.284466	5,059.7708
01/01/2016 to 12/31/2016	19.284466	20.023987	4,200.5262
01/01/2017 to 12/31/2017	20.023987	25.630572	3,927.3094
01/01/2018 to 12/31/2018	25.630572	19.974821	3,725.3944
01/01/2019 to 12/31/2019	19.974821	24.113459	3,064.3523
01/01/2020 to 12/31/2020	24.113459	25.738213	3,490.0051

APPENDIX A
Condensed Financial Information (continued)
1.90% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Wellington Core Equity Opportunities (Class B)
05/02/2016 to 12/31/2016	21.455469	21.766073	1,354.3454
01/01/2017 to 12/31/2017	21.766073	25.374851	900.5837
01/01/2018 to 12/31/2018	25.374851	24.806735	850.4799
01/01/2019 to 12/31/2019	24.806735	31.798707	770.5604
01/01/2020 to 12/31/2020	31.798707	34.621665	1,165.3773
Brighthouse/Wellington Core Equity Opportunities (Class B) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class B))
01/01/2011 to 12/31/2011	17.254736	16.105760	2,767.7242
01/01/2012 to 12/31/2012	16.105760	17.440825	1,213.7024
01/01/2013 to 12/31/2013	17.440825	22.710843	2,530.0192
01/01/2014 to 12/31/2014	22.710843	24.719350	1,352.3661
01/01/2015 to 12/31/2015	24.719350	24.193312	1,266.8528
01/01/2016 to 04/29/2016	24.193312	24.304401	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class E)
01/01/2011 to 12/31/2011	12.249141	11.516763	559,819.5251
01/01/2012 to 12/31/2012	11.516763	12.734053	474,301.8288
01/01/2013 to 12/31/2013	12.734053	16.683680	419,921.7343
01/01/2014 to 12/31/2014	16.683680	18.079754	349,598.9289
01/01/2015 to 12/31/2015	18.079754	18.141560	305,546.1637
01/01/2016 to 12/31/2016	18.141560	19.073254	278,918.5407
01/01/2017 to 12/31/2017	19.073254	22.256243	243,299.4640
01/01/2018 to 12/31/2018	22.256243	21.780606	217,358.9127
01/01/2019 to 12/31/2019	21.780606	27.946800	189,894.9797
01/01/2020 to 12/31/2020	27.946800	30.457518	168,761.4211
Frontier Mid Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	14.360064	17.061098	36,097.7915
01/01/2014 to 12/31/2014	17.061098	18.560625	30,463.4475
01/01/2015 to 12/31/2015	18.560625	18.685549	29,445.8970
01/01/2016 to 12/31/2016	18.685549	19.279483	22,309.9908
01/01/2017 to 12/31/2017	19.279483	23.634896	20,757.5894
01/01/2018 to 12/31/2018	23.634896	21.819199	18,708.6928
01/01/2019 to 12/31/2019	21.819199	28.438833	18,080.2668
01/01/2020 to 12/31/2020	28.438833	36.659480	15,981.6921
Frontier Mid Cap Growth Sub-Account (Class B) (formerly Turner Mid Cap Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	14.023333	12.732671	43,057.8686
01/01/2012 to 12/31/2012	12.732671	13.243738	40,613.6624
01/01/2013 to 04/26/2013	13.243738	14.267902	0.0000
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.791672	11.595850	237,971.4584
01/01/2012 to 12/31/2012	11.595850	13.146384	454,811.1645
01/01/2013 to 12/31/2013	13.146384	17.637135	408,433.1136
01/01/2014 to 12/31/2014	17.637135	18.818245	348,080.5210
01/01/2015 to 12/31/2015	18.818245	20.410115	310,030.4815
01/01/2016 to 12/31/2016	20.410115	19.999994	284,190.8493
01/01/2017 to 12/31/2017	19.999994	26.883713	253,261.6202
01/01/2018 to 12/31/2018	26.883713	26.404917	229,069.7326
01/01/2019 to 12/31/2019	26.404917	34.326851	205,749.0338
01/01/2020 to 12/31/2020	34.326851	52.667003	166,007.9979

APPENDIX A
Condensed Financial Information (continued)
1.90% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Jennison Growth Sub-Account (Class B) (formerly Jennison Large Cap Equity Sub-Account (Class B) and before that Rainier Large Cap Equity Sub-Account (Class B))
01/01/2011 to 12/31/2011	7.797745	7.357485	26,249.1303
01/01/2012 to 12/31/2012	7.357485	8.133087	2,913.4671
01/01/2013 to 04/26/2013	8.133087	8.726468	0.0000
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.007296	7.748428	447,345.5818
01/01/2012 to 04/27/2012	7.748428	8.702779	0.0000
MetLife Aggregate Bond Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	14.630748	15.382633	1,565.6345
01/01/2012 to 12/31/2012	15.382633	15.632356	10,565.6356
01/01/2013 to 12/31/2013	15.632356	14.943885	9,375.5481
01/01/2014 to 12/31/2014	14.943885	15.463191	4,052.1742
01/01/2015 to 12/31/2015	15.463191	15.163609	3,143.8678
01/01/2016 to 12/31/2016	15.163609	15.188656	2,907.5056
01/01/2017 to 12/31/2017	15.188656	15.341376	2,877.9617
01/01/2018 to 12/31/2018	15.341376	14.977154	4,694.0283
01/01/2019 to 12/31/2019	14.977154	15.921306	7,280.7330
01/01/2020 to 12/31/2020	15.921306	16.696985	7,081.9698
MetLife Mid Cap Stock Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	16.273172	15.609908	4,710.4570
01/01/2012 to 12/31/2012	15.609908	17.958955	4,003.0287
01/01/2013 to 12/31/2013	17.958955	23.392505	10,979.5904
01/01/2014 to 12/31/2014	23.392505	25.066670	9,483.3721
01/01/2015 to 12/31/2015	25.066670	23.936353	7,319.2457
01/01/2016 to 12/31/2016	23.936353	28.202533	5,609.1348
01/01/2017 to 12/31/2017	28.202533	31.991131	7,065.9732
01/01/2018 to 12/31/2018	31.991131	27.755937	6,884.4661
01/01/2019 to 12/31/2019	27.755937	34.188920	3,973.9636
01/01/2020 to 12/31/2020	34.188920	37.927284	3,954.0034
MetLife MSCI EAFE® Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	11.892205	10.192314	4,058.1496
01/01/2012 to 12/31/2012	10.192314	11.793437	4,150.7701
01/01/2013 to 12/31/2013	11.793437	14.052125	3,730.7399
01/01/2014 to 12/31/2014	14.052125	12.914782	6,558.5101
01/01/2015 to 12/31/2015	12.914782	12.505582	3,239.2592
01/01/2016 to 12/31/2016	12.505582	12.389076	0.0000
01/01/2017 to 12/31/2017	12.389076	15.140340	0.0000
01/01/2018 to 12/31/2018	15.140340	12.755898	0.0000
01/01/2019 to 12/31/2019	12.755898	15.216443	0.0000
01/01/2020 to 12/31/2020	15.216443	16.051554	0.0000
MetLife Russell 2000® Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	16.534381	15.521640	3,270.0609
01/01/2012 to 12/31/2012	15.521640	17.656228	4,840.5580
01/01/2013 to 12/31/2013	17.656228	23.928209	5,497.2712
01/01/2014 to 12/31/2014	23.928209	24.588359	6,709.3926
01/01/2015 to 12/31/2015	24.588359	23.031100	5,135.2911
01/01/2016 to 12/31/2016	23.031100	27.326380	5,516.2166
01/01/2017 to 12/31/2017	27.326380	30.647564	5,311.1562
01/01/2018 to 12/31/2018	30.647564	26.698014	4,240.3113
01/01/2019 to 12/31/2019	26.698014	32.797509	4,098.8654
01/01/2020 to 12/31/2020	32.797509	38.375912	3,898.4147

APPENDIX A
Condensed Financial Information (continued)
1.90% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MetLife Stock Index Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.391722	11.360548	128,740.9148
01/01/2012 to 12/31/2012	11.360548	12.865299	120,633.2465
01/01/2013 to 12/31/2013	12.865299	16.624657	115,171.0980
01/01/2014 to 12/31/2014	16.624657	18.448430	106,645.8631
01/01/2015 to 12/31/2015	18.448430	18.266536	66,316.2271
01/01/2016 to 12/31/2016	18.266536	19.962856	69,331.5750
01/01/2017 to 12/31/2017	19.962856	23.747236	73,904.2009
01/01/2018 to 12/31/2018	23.747236	22.172234	80,764.1232
01/01/2019 to 12/31/2019	22.172234	28.455690	75,853.1745
01/01/2020 to 12/31/2020	28.455690	32.895558	72,392.1310
MFS ® Value Sub-Account (Class B)
04/29/2013 to 12/31/2013	17.550580	20.437846	52,014.1326
01/01/2014 to 12/31/2014	20.437846	22.171216	48,760.9423
01/01/2015 to 12/31/2015	22.171216	21.674637	46,956.7584
01/01/2016 to 12/31/2016	21.674637	24.264399	45,621.2088
01/01/2017 to 12/31/2017	24.264399	27.995223	39,805.0396
01/01/2018 to 12/31/2018	27.995223	24.652486	39,365.9550
01/01/2019 to 12/31/2019	24.652486	31.407779	40,480.1808
01/01/2020 to 12/31/2020	31.407779	31.941943	40,451.1100
MFS ® Value Sub-Account (Class B) (formerly Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.779668	8.567648	64,238.6160
01/01/2012 to 12/31/2012	8.567648	9.575332	63,956.2691
01/01/2013 to 04/26/2013	9.575332	10.472267	0.0000
Neuberger Berman Genesis Sub-Account (Class B)
04/29/2013 to 12/31/2013	18.825288	23.429557	66,920.2564
01/01/2014 to 12/31/2014	23.429557	22.919485	56,917.5191
01/01/2015 to 12/31/2015	22.919485	22.573569	50,811.1716
01/01/2016 to 12/31/2016	22.573569	26.222880	47,365.9723
01/01/2017 to 12/31/2017	26.222880	29.715969	38,787.8085
01/01/2018 to 12/31/2018	29.715969	27.116928	35,218.3211
01/01/2019 to 12/31/2019	27.116928	34.430668	29,941.8802
01/01/2020 to 12/31/2020	34.430668	42.145101	27,297.5306
Neuberger Berman Genesis Sub-Account (Class B) (formerly MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	14.886019	13.835741	107,341.0730
01/01/2012 to 12/31/2012	13.835741	14.291465	92,763.4835
01/01/2013 to 04/26/2013	14.291465	15.471275	0.0000
T. Rowe Price Large Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	16.207873	20.396540	54,211.1534
01/01/2014 to 12/31/2014	20.396540	21.778971	49,593.5620
01/01/2015 to 12/31/2015	21.778971	23.615539	42,395.0009
01/01/2016 to 12/31/2016	23.615539	23.526017	41,574.4862
01/01/2017 to 12/31/2017	23.526017	30.812532	39,385.9272
01/01/2018 to 12/31/2018	30.812532	29.880464	36,795.3284
01/01/2019 to 12/31/2019	29.880464	38.286563	36,163.9028
01/01/2020 to 12/31/2020	38.286563	51.328561	30,235.2744
T. Rowe Price Large Cap Growth Sub-Account (Class B) (formerly RCM Technology Sub-Account (Class B))
01/01/2011 to 12/31/2011	6.590395	5.826713	73,445.8336
01/01/2012 to 12/31/2012	5.826713	6.409230	69,501.5124
01/01/2013 to 04/26/2013	6.409230	6.691623	0.0000

APPENDIX A
Condensed Financial Information (continued)
1.90% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
VanEck Global Natural Resources Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.610935	15.216237	0.0000
01/01/2012 to 12/31/2012	15.216237	15.313235	0.0000
01/01/2013 to 12/31/2013	15.313235	16.640946	0.0000
01/01/2014 to 12/31/2014	16.640946	13.254085	0.0000
01/01/2015 to 12/31/2015	13.254085	8.744354	0.0000
01/01/2016 to 12/31/2016	8.744354	12.332648	0.0000
01/01/2017 to 12/31/2017	12.332648	12.011526	0.0000
01/01/2018 to 12/31/2018	12.011526	8.384021	0.0000
01/01/2019 to 12/31/2019	8.384021	9.242181	0.0000
01/01/2020 to 12/31/2020	9.242181	10.988190	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
05/02/2016 to 12/31/2016	26.932958	27.842935	116,210.3299
01/01/2017 to 12/31/2017	27.842935	29.487562	107,528.2294
01/01/2018 to 12/31/2018	29.487562	27.765383	98,862.9325
01/01/2019 to 12/31/2019	27.765383	31.120703	98,918.8915
01/01/2020 to 12/31/2020	31.120703	32.552673	90,686.1109
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (formerly Met Investors Series Trust - Lord Abbett Bond Debenture Sub-Account (Class B))
01/01/2011 to 12/31/2011	22.322745	22.880277	212,340.3144
01/01/2012 to 12/31/2012	22.880277	25.353812	194,343.8395
01/01/2013 to 12/31/2013	25.353812	26.861582	165,445.7651
01/01/2014 to 12/31/2014	26.861582	27.628783	143,889.4231
01/01/2015 to 12/31/2015	27.628783	26.519298	126,741.3093
01/01/2016 to 04/29/2016	26.519298	27.280436	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
05/02/2016 to 12/31/2016	27.482890	28.436333	8,716.8416
01/01/2017 to 12/31/2017	28.436333	30.130747	5,688.2568
01/01/2018 to 12/31/2018	30.130747	28.403061	3,738.9043
01/01/2019 to 12/31/2019	28.403061	31.852995	3,533.7151
01/01/2020 to 12/31/2020	31.852995	33.368717	3,123.5430
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class E))
01/01/2011 to 12/31/2011	12.262151	12.447946	14,113.8088
01/01/2012 to 12/31/2012	12.447946	13.611429	16,083.0364
01/01/2013 to 12/31/2013	13.611429	13.543678	10,216.2365
01/01/2014 to 12/31/2014	13.543678	13.879160	20,585.5130
01/01/2015 to 12/31/2015	13.879160	13.419475	26,729.6707
01/01/2016 to 04/29/2016	13.419475	13.729658	0.0000
Western Asset Management U.S. Government Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.027078	16.554340	10,285.6934
01/01/2012 to 12/31/2012	16.554340	16.736131	12,679.0815
01/01/2013 to 12/31/2013	16.736131	16.272485	6,099.1187
01/01/2014 to 12/31/2014	16.272485	16.373384	3,044.1442
01/01/2015 to 12/31/2015	16.373384	16.114547	2,260.0040
01/01/2016 to 12/31/2016	16.114547	15.972741	2,183.9369
01/01/2017 to 12/31/2017	15.972741	15.935612	2,408.4444
01/01/2018 to 12/31/2018	15.935612	15.743126	2,576.1923
01/01/2019 to 12/31/2019	15.743126	16.339673	2,460.9570
01/01/2020 to 12/31/2020	16.339673	16.818769	2,271.3918

APPENDIX A
Condensed Financial Information (continued)
1.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Funds Trust I
AB Global Dynamic Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.229595	10.585963	38,442.7246
01/01/2013 to 12/31/2013	10.585963	11.613923	79,612.9892
01/01/2014 to 12/31/2014	11.613923	12.306308	60,114.7498
01/01/2015 to 12/31/2015	12.306308	12.217725	56,268.3939
01/01/2016 to 12/31/2016	12.217725	12.493591	79,106.2590
01/01/2017 to 12/31/2017	12.493591	14.012153	74,509.3739
01/01/2018 to 12/31/2018	14.012153	12.866244	49,151.5400
01/01/2019 to 12/31/2019	12.866244	14.995554	41,849.2007
01/01/2020 to 12/31/2020	14.995554	15.702195	26,750.6467
AB International Bond Sub-Account (Class B)
04/29/2019 to 12/31/2019	9.995727	10.394057	0.0000
01/01/2020 to 12/31/2020	10.394057	10.709471	0.0000
American Funds® Balanced Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.916506	9.580447	3,742,922.6309
01/01/2012 to 12/31/2012	9.580447	10.735389	3,618,987.5090
01/01/2013 to 12/31/2013	10.735389	12.560555	3,403,675.0098
01/01/2014 to 12/31/2014	12.560555	13.148320	3,291,790.8307
01/01/2015 to 12/31/2015	13.148320	12.886937	2,801,438.8561
01/01/2016 to 12/31/2016	12.886937	13.713937	2,577,726.1497
01/01/2017 to 12/31/2017	13.713937	15.819230	2,481,025.3594
01/01/2018 to 12/31/2018	15.819230	14.940588	2,416,173.9650
01/01/2019 to 12/31/2019	14.940588	17.627298	1,995,667.7336
01/01/2020 to 12/31/2020	17.627298	20.108032	1,699,409.1936
American Funds® Growth Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.432345	8.870103	4,408,752.1101
01/01/2012 to 12/31/2012	8.870103	10.169637	4,164,806.2926
01/01/2013 to 12/31/2013	10.169637	12.558744	3,548,921.6002
01/01/2014 to 12/31/2014	12.558744	13.188399	3,559,805.1009
01/01/2015 to 12/31/2015	13.188399	12.919678	3,362,225.9133
01/01/2016 to 12/31/2016	12.919678	13.895293	2,989,346.8331
01/01/2017 to 12/31/2017	13.895293	16.644222	2,819,522.9473
01/01/2018 to 12/31/2018	16.644222	15.480304	2,595,259.3589
01/01/2019 to 12/31/2019	15.480304	18.892073	2,443,878.1423
01/01/2020 to 12/31/2020	18.892073	21.803659	2,244,099.4896
American Funds® Growth Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.229087	8.690929	642,255.2879
01/01/2012 to 12/31/2012	8.690929	10.071748	557,309.6489
01/01/2013 to 12/31/2013	10.071748	12.902859	511,625.3205
01/01/2014 to 12/31/2014	12.902859	13.778493	466,317.7026
01/01/2015 to 12/31/2015	13.778493	14.483400	539,399.6499
01/01/2016 to 12/31/2016	14.483400	15.597199	471,219.0659
01/01/2017 to 12/31/2017	15.597199	19.692102	389,801.2975
01/01/2018 to 12/31/2018	19.692102	19.339374	294,538.8508
01/01/2019 to 12/31/2019	19.339374	24.880969	293,720.7428
01/01/2020 to 12/31/2020	24.880969	37.239601	252,057.5163

APPENDIX A
Condensed Financial Information (continued)
1.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds® Moderate Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	10.162530	10.050728	1,908,835.0320
01/01/2012 to 12/31/2012	10.050728	10.995520	1,807,420.5064
01/01/2013 to 12/31/2013	10.995520	12.320964	1,656,785.9672
01/01/2014 to 12/31/2014	12.320964	12.903037	1,533,301.0448
01/01/2015 to 12/31/2015	12.903037	12.643921	1,454,377.7664
01/01/2016 to 12/31/2016	12.643921	13.355892	1,402,176.8919
01/01/2017 to 12/31/2017	13.355892	14.893104	1,282,985.6560
01/01/2018 to 12/31/2018	14.893104	14.197692	1,115,419.2272
01/01/2019 to 12/31/2019	14.197692	16.278551	1,041,014.9302
01/01/2020 to 12/31/2020	16.278551	18.155135	969,421.6887
AQR Global Risk Balanced Sub-Account (Class B)
04/30/2012 to 12/31/2012	11.164971	11.580699	179,700.9755
01/01/2013 to 12/31/2013	11.580699	11.043464	85,875.1020
01/01/2014 to 12/31/2014	11.043464	11.336607	72,005.6317
01/01/2015 to 12/31/2015	11.336607	10.118925	61,054.2632
01/01/2016 to 12/31/2016	10.118925	10.883282	58,060.9567
01/01/2017 to 12/31/2017	10.883282	11.796165	47,960.6372
01/01/2018 to 12/31/2018	11.796165	10.903814	46,063.9182
01/01/2019 to 12/31/2019	10.903814	12.906700	39,758.6150
01/01/2020 to 12/31/2020	12.906700	13.124864	27,861.4203
BlackRock Global Tactical Strategies Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.984300	10.314536	210,684.7251
01/01/2013 to 12/31/2013	10.314536	11.230860	455,726.0765
01/01/2014 to 12/31/2014	11.230860	11.741626	455,353.3757
01/01/2015 to 12/31/2015	11.741626	11.577379	296,209.5784
01/01/2016 to 12/31/2016	11.577379	11.934264	253,829.7234
01/01/2017 to 12/31/2017	11.934264	13.348327	204,419.0186
01/01/2018 to 12/31/2018	13.348327	12.228479	171,879.7787
01/01/2019 to 12/31/2019	12.228479	14.560158	125,059.7817
01/01/2020 to 12/31/2020	14.560158	14.991127	105,496.2650
BlackRock High Yield Sub-Account (Class B)
01/01/2011 to 12/31/2011	21.064711	21.280670	75,345.9362
01/01/2012 to 12/31/2012	21.280670	24.479242	93,020.2725
01/01/2013 to 12/31/2013	24.479242	26.418292	97,736.2083
01/01/2014 to 12/31/2014	26.418292	26.936384	67,198.1051
01/01/2015 to 12/31/2015	26.936384	25.512415	64,266.9069
01/01/2016 to 12/31/2016	25.512415	28.703002	48,289.6788
01/01/2017 to 12/31/2017	28.703002	30.531797	43,812.7428
01/01/2018 to 12/31/2018	30.531797	29.269391	40,129.9369
01/01/2019 to 12/31/2019	29.269391	33.182586	36,141.4917
01/01/2020 to 12/31/2020	33.182586	35.211430	34,838.4002
Brighthouse Asset Allocation 100 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.675624	10.859463	2,094,628.1203
01/01/2012 to 12/31/2012	10.859463	12.512996	1,818,351.7610
01/01/2013 to 12/31/2013	12.512996	15.995949	1,604,023.7150
01/01/2014 to 12/31/2014	15.995949	16.592811	1,370,070.8118
01/01/2015 to 12/31/2015	16.592811	16.049593	1,105,825.6700
01/01/2016 to 12/31/2016	16.049593	17.264665	1,027,918.3742
01/01/2017 to 12/31/2017	17.264665	20.950832	889,688.7472
01/01/2018 to 12/31/2018	20.950832	18.597407	755,433.1411
01/01/2019 to 12/31/2019	18.597407	23.402057	649,775.6121
01/01/2020 to 12/31/2020	23.402057	27.467651	573,700.1629

APPENDIX A
Condensed Financial Information (continued)
1.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Balanced Plus Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.011276	10.482770	137,857.5184
01/01/2013 to 12/31/2013	10.482770	11.833440	298,480.6318
01/01/2014 to 12/31/2014	11.833440	12.807579	322,286.2246
01/01/2015 to 12/31/2015	12.807579	12.125407	242,268.4859
01/01/2016 to 12/31/2016	12.125407	12.969983	252,164.5068
01/01/2017 to 12/31/2017	12.969983	15.150026	258,852.6710
01/01/2018 to 12/31/2018	15.150026	13.852371	222,075.6577
01/01/2019 to 12/31/2019	13.852371	16.895690	195,003.1098
01/01/2020 to 12/31/2020	16.895690	18.765067	152,102.8267
Brighthouse Small Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.885935	16.069084	207,475.3833
01/01/2012 to 12/31/2012	16.069084	18.713333	206,209.7128
01/01/2013 to 12/31/2013	18.713333	24.465258	234,320.1558
01/01/2014 to 12/31/2014	24.465258	24.563534	216,688.3523
01/01/2015 to 12/31/2015	24.563534	22.934927	147,244.3853
01/01/2016 to 12/31/2016	22.934927	29.714575	120,232.3424
01/01/2017 to 12/31/2017	29.714575	32.763437	101,943.0105
01/01/2018 to 12/31/2018	32.763437	27.411663	85,054.6112
01/01/2019 to 12/31/2019	27.411663	34.843897	78,574.0228
01/01/2020 to 12/31/2020	34.843897	34.195778	79,264.1164
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.632893	10.137634	357,684.4013
01/01/2012 to 12/31/2012	10.137634	11.896795	365,129.7129
01/01/2013 to 12/31/2013	11.896795	11.158201	446,124.9504
01/01/2014 to 12/31/2014	11.158201	10.295853	394,237.9879
01/01/2015 to 12/31/2015	10.295853	8.759074	309,394.3573
01/01/2016 to 12/31/2016	8.759074	9.640401	267,049.3096
01/01/2017 to 12/31/2017	9.640401	12.211988	240,503.5151
01/01/2018 to 12/31/2018	12.211988	10.344039	237,903.1819
01/01/2019 to 12/31/2019	10.344039	12.329048	204,311.9723
01/01/2020 to 12/31/2020	12.329048	15.491521	186,509.2827
Brighthouse/Eaton Vance Floating Rate Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.229633	10.300527	68,414.7160
01/01/2012 to 12/31/2012	10.300527	10.912106	75,868.0673
01/01/2013 to 12/31/2013	10.912106	11.184364	72,186.9647
01/01/2014 to 12/31/2014	11.184364	11.121170	68,297.4508
01/01/2015 to 12/31/2015	11.121170	10.885868	62,182.4244
01/01/2016 to 12/31/2016	10.885868	11.741222	20,689.4001
01/01/2017 to 12/31/2017	11.741222	12.016182	20,183.5962
01/01/2018 to 12/31/2018	12.016182	11.896966	21,916.3262
01/01/2019 to 12/31/2019	11.896966	12.568614	16,930.1749
01/01/2020 to 12/31/2020	12.568614	12.661679	13,407.8756

APPENDIX A
Condensed Financial Information (continued)
1.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Franklin Low Duration Total Return Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.988220	9.773621	34,235.0737
01/01/2012 to 12/31/2012	9.773621	10.070996	130,255.8768
01/01/2013 to 12/31/2013	10.070996	10.056309	183,163.3666
01/01/2014 to 12/31/2014	10.056309	10.031423	194,507.7146
01/01/2015 to 12/31/2015	10.031423	9.840222	155,351.4775
01/01/2016 to 12/31/2016	9.840222	10.017480	135,121.9575
01/01/2017 to 12/31/2017	10.017480	10.020125	119,530.9712
01/01/2018 to 12/31/2018	10.020125	9.933177	113,626.2912
01/01/2019 to 12/31/2019	9.933177	10.259428	111,147.1271
01/01/2020 to 12/31/2020	10.259428	10.341585	112,457.8765
Brighthouse/Templeton International Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.221348	12.023913	30,025.0902
01/01/2012 to 12/31/2012	12.023913	13.563466	29,838.4637
01/01/2013 to 12/31/2013	13.563466	13.527178	28,861.1622
01/01/2014 to 12/31/2014	13.527178	13.504760	25,716.0181
01/01/2015 to 12/31/2015	13.504760	12.775823	24,058.4117
01/01/2016 to 12/31/2016	12.775823	12.721108	24,648.1579
01/01/2017 to 12/31/2017	12.721108	12.574818	23,242.1657
01/01/2018 to 12/31/2018	12.574818	12.536067	21,437.0169
01/01/2019 to 12/31/2019	12.536067	12.518639	21,125.6361
01/01/2020 to 12/31/2020	12.518639	11.626610	16,991.3426
Clarion Global Real Estate Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.357371	13.380587	164,363.9824
01/01/2012 to 12/31/2012	13.380587	16.639355	142,299.4059
01/01/2013 to 12/31/2013	16.639355	17.006799	140,017.1389
01/01/2014 to 12/31/2014	17.006799	19.014356	113,404.8164
01/01/2015 to 12/31/2015	19.014356	18.505723	97,285.4612
01/01/2016 to 12/31/2016	18.505723	18.426333	91,693.9287
01/01/2017 to 12/31/2017	18.426333	20.143435	80,097.7387
01/01/2018 to 12/31/2018	20.143435	18.162893	73,867.2233
01/01/2019 to 12/31/2019	18.162893	22.376400	59,398.7051
01/01/2020 to 12/31/2020	22.376400	20.978494	60,849.0811
Harris Oakmark International Sub-Account (Class B)
01/01/2011 to 12/31/2011	20.104387	17.016156	189,393.9760
01/01/2012 to 12/31/2012	17.016156	21.708384	194,027.8649
01/01/2013 to 12/31/2013	21.708384	27.961401	246,260.0657
01/01/2014 to 12/31/2014	27.961401	26.002213	250,565.4949
01/01/2015 to 12/31/2015	26.002213	24.505751	241,990.2919
01/01/2016 to 12/31/2016	24.505751	26.167359	158,958.2012
01/01/2017 to 12/31/2017	26.167359	33.690032	129,782.6178
01/01/2018 to 12/31/2018	33.690032	25.280908	124,227.3058
01/01/2019 to 12/31/2019	25.280908	31.072892	111,017.6538
01/01/2020 to 12/31/2020	31.072892	32.240381	95,684.7044

APPENDIX A
Condensed Financial Information (continued)
1.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010730	1.048710	1,970,136.2397
01/01/2013 to 12/31/2013	1.048710	1.054430	1,436,191.3463
01/01/2014 to 12/31/2014	1.054430	1.098896	1,225,097.6187
01/01/2015 to 12/31/2015	1.098896	1.039093	1,127,791.8654
01/01/2016 to 12/31/2016	1.039093	1.145846	1,203,846.7354
01/01/2017 to 12/31/2017	1.145846	1.244199	1,236,859.0446
01/01/2018 to 12/31/2018	1.244199	1.149017	992,666.8560
01/01/2019 to 12/31/2019	1.149017	1.307477	892,689.5437
01/01/2020 to 12/31/2020	1.307477	1.421359	820,285.5990
Invesco Comstock Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.355646	10.070573	660,317.2294
01/01/2012 to 12/31/2012	10.070573	11.772115	591,194.3865
01/01/2013 to 12/31/2013	11.772115	15.732268	551,040.8352
01/01/2014 to 12/31/2014	15.732268	16.975188	501,354.4094
01/01/2015 to 12/31/2015	16.975188	15.755453	481,921.6437
01/01/2016 to 12/31/2016	15.755453	18.242135	417,508.0391
01/01/2017 to 12/31/2017	18.242135	21.252165	351,043.2583
01/01/2018 to 12/31/2018	21.252165	18.426503	297,862.4479
01/01/2019 to 12/31/2019	18.426503	22.727551	260,681.4022
01/01/2020 to 12/31/2020	22.727551	22.319725	235,387.7484
Invesco Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.026464	15.648867	116,546.6526
01/01/2012 to 12/31/2012	15.648867	18.261621	113,404.8567
01/01/2013 to 12/31/2013	18.261621	25.267876	109,595.7357
01/01/2014 to 12/31/2014	25.267876	26.914621	96,627.0131
01/01/2015 to 12/31/2015	26.914621	26.112778	114,620.0803
01/01/2016 to 12/31/2016	26.112778	28.722848	86,721.4286
01/01/2017 to 12/31/2017	28.722848	35.535284	74,371.7477
01/01/2018 to 12/31/2018	35.535284	31.900425	72,598.4932
01/01/2019 to 12/31/2019	31.900425	39.174457	66,753.2211
01/01/2020 to 12/31/2020	39.174457	60.616522	52,111.2835
JPMorgan Core Bond Sub-Account (Class B)
04/29/2013 to 12/31/2013	11.289575	10.746382	217,743.2733
01/01/2014 to 12/31/2014	10.746382	11.147721	278,294.9602
01/01/2015 to 12/31/2015	11.147721	11.056883	310,133.7782
01/01/2016 to 12/31/2016	11.056883	11.157448	254,230.0614
01/01/2017 to 12/31/2017	11.157448	11.378459	269,414.5921
01/01/2018 to 12/31/2018	11.378459	11.233116	203,123.8193
01/01/2019 to 12/31/2019	11.233116	11.998878	195,897.9752
01/01/2020 to 12/31/2020	11.998878	12.778230	200,401.0490
JPMorgan Core Bond Sub-Account (Class B) (formerly JPMorgan Core Bond Sub-Account (Class C) and before that American Funds® Bond Sub-Account (Class C))
01/01/2011 to 12/31/2011	10.383763	10.843343	232,725.6033
01/01/2012 to 12/31/2012	10.843343	11.228709	214,600.0134
01/01/2013 to 04/26/2013	11.228709	11.199946	0.0000

APPENDIX A
Condensed Financial Information (continued)
1.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012784	1.050758	190,883.9505
01/01/2013 to 12/31/2013	1.050758	1.151141	376,549.3488
01/01/2014 to 12/31/2014	1.151141	1.215536	223,821.0550
01/01/2015 to 12/31/2015	1.215536	1.210567	300,123.7078
01/01/2016 to 12/31/2016	1.210567	1.229620	343,666.9811
01/01/2017 to 12/31/2017	1.229620	1.415962	348,167.0842
01/01/2018 to 12/31/2018	1.415962	1.297120	323,920.3433
01/01/2019 to 12/31/2019	1.297120	1.496913	308,200.0752
01/01/2020 to 12/31/2020	1.496913	1.658174	271,125.8151
JPMorgan Global Active Allocation Sub-Account (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996864	1.041127	0.0000
01/01/2015 to 12/31/2015	1.041127	1.017571	0.0000
01/01/2016 to 12/31/2016	1.017571	1.024465	0.0000
01/01/2017 to 12/31/2017	1.024465	1.167895	0.0000
01/01/2018 to 04/30/2018	1.167895	1.139309	0.0000
Loomis Sayles Global Allocation Sub-Account (Class B) (formerly Loomis Sayles Global Markets Sub-Account (Class B))
01/01/2011 to 12/31/2011	13.104428	12.743706	65,011.6613
01/01/2012 to 12/31/2012	12.743706	14.707991	110,428.5838
01/01/2013 to 12/31/2013	14.707991	17.004709	83,145.8011
01/01/2014 to 12/31/2014	17.004709	17.367049	104,415.2403
01/01/2015 to 12/31/2015	17.367049	17.353207	66,458.0212
01/01/2016 to 12/31/2016	17.353207	17.947357	53,598.2326
01/01/2017 to 12/31/2017	17.947357	21.785425	45,270.4700
01/01/2018 to 12/31/2018	21.785425	20.343991	41,985.6348
01/01/2019 to 12/31/2019	20.343991	25.608629	33,938.4402
01/01/2020 to 12/31/2020	25.608629	29.015073	30,931.3934
Loomis Sayles Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	7.613826	7.759761	182,272.4032
01/01/2012 to 12/31/2012	7.759761	9.076542	185,207.8357
01/01/2013 to 12/31/2013	9.076542	13.044951	289,589.7952
01/01/2014 to 12/31/2014	13.044951	15.309203	388,852.6625
01/01/2015 to 12/31/2015	15.309203	14.501511	301,690.7758
01/01/2016 to 12/31/2016	14.501511	14.697911	198,976.6837
01/01/2017 to 12/31/2017	14.697911	17.179365	167,572.9739
01/01/2018 to 12/31/2018	17.179365	15.759447	151,787.5288
01/01/2019 to 12/31/2019	15.759447	19.222295	127,434.8885
01/01/2020 to 12/31/2020	19.222295	25.088438	106,091.6131
Loomis Sayles Growth Sub-Account (Class B) (formerly ClearBridge Aggressive Growth Sub-Account II (Class B))
01/01/2011 to 12/31/2011	160.035224	146.053290	309.5836
01/01/2012 to 12/31/2012	146.053290	176.615267	3,628.7479
01/01/2013 to 12/31/2013	176.615267	224.517975	8,314.4105
01/01/2014 to 04/25/2014	224.517975	233.865730	0.0000
Loomis Sayles Growth Sub-Account (Class B) (formerly Legg Mason Value Equity Sub-Account (Class B))
01/01/2011 to 04/29/2011	6.711722	7.138968	0.0000

APPENDIX A
Condensed Financial Information (continued)
1.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	1.080260	1.130318	42,964.4413
01/01/2014 to 12/31/2014	1.130318	1.219045	6,220.2549
01/01/2015 to 12/31/2015	1.219045	1.188718	788,379.9949
01/01/2016 to 12/31/2016	1.188718	1.224540	806,166.6565
01/01/2017 to 12/31/2017	1.224540	1.396650	749,787.1297
01/01/2018 to 12/31/2018	1.396650	1.279464	442,685.0392
01/01/2019 to 12/31/2019	1.279464	1.537134	316,772.9888
01/01/2020 to 12/31/2020	1.537134	1.616728	329,043.2859
MFS ® Research International Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.619173	12.884600	418,305.5153
01/01/2012 to 12/31/2012	12.884600	14.842148	381,277.3753
01/01/2013 to 12/31/2013	14.842148	17.471762	331,160.6856
01/01/2014 to 12/31/2014	17.471762	16.047577	307,264.6719
01/01/2015 to 12/31/2015	16.047577	15.559333	291,609.7256
01/01/2016 to 12/31/2016	15.559333	15.223933	279,164.9027
01/01/2017 to 12/31/2017	15.223933	19.258908	241,998.5436
01/01/2018 to 12/31/2018	19.258908	16.348294	217,528.5161
01/01/2019 to 12/31/2019	16.348294	20.706275	192,768.9412
01/01/2020 to 12/31/2020	20.706275	23.098536	177,732.8331
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999822	1.036303	0.0000
01/01/2015 to 12/31/2015	1.036303	0.966894	0.0000
01/01/2016 to 12/31/2016	0.966894	1.060567	66,313.7846
01/01/2017 to 12/31/2017	1.060567	1.178791	95,527.9818
01/01/2018 to 12/31/2018	1.178791	1.075154	14,193.5829
01/01/2019 to 12/31/2019	1.075154	1.294685	14,112.3463
01/01/2020 to 12/31/2020	1.294685	1.429326	14,028.5642
PIMCO Inflation Protected Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.882186	15.230028	498,093.5271
01/01/2012 to 12/31/2012	15.230028	16.405011	502,546.6561
01/01/2013 to 12/31/2013	16.405011	14.691194	463,377.5753
01/01/2014 to 12/31/2014	14.691194	14.920994	422,716.8845
01/01/2015 to 12/31/2015	14.920994	14.270235	394,345.3752
01/01/2016 to 12/31/2016	14.270235	14.787955	369,036.6178
01/01/2017 to 12/31/2017	14.787955	15.103670	366,133.7098
01/01/2018 to 12/31/2018	15.103670	14.548395	330,256.9726
01/01/2019 to 12/31/2019	14.548395	15.548169	313,266.4214
01/01/2020 to 12/31/2020	15.548169	17.118183	291,549.0360
PIMCO Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.506947	16.810768	4,369,826.5175
01/01/2012 to 12/31/2012	16.810768	18.130822	3,621,705.7134
01/01/2013 to 12/31/2013	18.130822	17.553861	2,480,474.9718
01/01/2014 to 12/31/2014	17.553861	18.053464	1,701,994.2008
01/01/2015 to 12/31/2015	18.053464	17.821192	1,554,839.3493
01/01/2016 to 12/31/2016	17.821192	18.050091	1,388,473.9686
01/01/2017 to 12/31/2017	18.050091	18.619489	1,288,915.5935
01/01/2018 to 12/31/2018	18.619489	18.335457	1,134,263.2107
01/01/2019 to 12/31/2019	18.335457	19.630105	971,827.8405
01/01/2020 to 12/31/2020	19.630105	21.025449	909,072.8168

APPENDIX A
Condensed Financial Information (continued)
1.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Schroders Global Multi-Asset Sub-Account (Class B) (formerly Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.216374	10.760741	6,487.8784
01/01/2014 to 12/31/2014	10.760741	11.539586	21,354.3745
01/01/2015 to 12/31/2015	11.539586	11.248011	26,801.5892
01/01/2016 to 12/31/2016	11.248011	11.609667	23,755.7713
01/01/2017 to 12/31/2017	11.609667	13.347780	21,580.6887
01/01/2018 to 04/30/2018	13.347780	12.770216	0.0000
Schroders Global Multi-Asset Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010762	1.068883	864,213.2742
01/01/2013 to 12/31/2013	1.068883	1.161756	2,515,162.8295
01/01/2014 to 12/31/2014	1.161756	1.235499	2,187,907.0806
01/01/2015 to 12/31/2015	1.235499	1.208822	1,153,134.0044
01/01/2016 to 12/31/2016	1.208822	1.260662	946,990.8419
01/01/2017 to 12/31/2017	1.260662	1.422324	586,328.0542
01/01/2018 to 12/31/2018	1.422324	1.271556	698,553.9862
01/01/2019 to 12/31/2019	1.271556	1.524890	620,767.6760
01/01/2020 to 12/31/2020	1.524890	1.536865	514,752.0007
SSGA Emerging Markets Enhanced Index Sub-Account (Class B)
04/29/2019 to 12/31/2019	9.995727	10.394057	0.0000
01/01/2020 to 12/31/2020	10.394057	10.709471	0.0000
SSGA Growth and Income ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.744313	11.715944	3,262,408.5909
01/01/2012 to 12/31/2012	11.715944	13.049283	3,064,343.5324
01/01/2013 to 12/31/2013	13.049283	14.546415	2,761,173.7369
01/01/2014 to 12/31/2014	14.546415	15.193036	2,463,195.1784
01/01/2015 to 12/31/2015	15.193036	14.702394	2,241,202.4231
01/01/2016 to 12/31/2016	14.702394	15.351912	2,106,057.3879
01/01/2017 to 12/31/2017	15.351912	17.557565	1,923,454.4613
01/01/2018 to 12/31/2018	17.557565	16.199718	1,657,890.6322
01/01/2019 to 12/31/2019	16.199718	19.126097	1,451,313.9156
01/01/2020 to 12/31/2020	19.126097	20.733683	1,283,515.7563
SSGA Growth ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.320254	10.936433	1,205,631.5408
01/01/2012 to 12/31/2012	10.936433	12.417139	1,201,084.7539
01/01/2013 to 12/31/2013	12.417139	14.471865	1,265,991.1343
01/01/2014 to 12/31/2014	14.471865	15.053334	1,179,114.4909
01/01/2015 to 12/31/2015	15.053334	14.515517	998,031.9703
01/01/2016 to 12/31/2016	14.515517	15.313728	889,648.7046
01/01/2017 to 12/31/2017	15.313728	18.084793	687,043.5293
01/01/2018 to 12/31/2018	18.084793	16.288604	582,571.5071
01/01/2019 to 12/31/2019	16.288604	19.686723	551,390.9531
01/01/2020 to 12/31/2020	19.686723	21.520529	514,335.7758

APPENDIX A
Condensed Financial Information (continued)
1.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
T. Rowe Price Large Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	49.402240	46.809866	360,610.0337
01/01/2012 to 12/31/2012	46.809866	54.508674	317,553.3809
01/01/2013 to 12/31/2013	54.508674	71.977697	268,672.1838
01/01/2014 to 12/31/2014	71.977697	80.483634	228,419.9962
01/01/2015 to 12/31/2015	80.483634	76.595331	208,388.7533
01/01/2016 to 12/31/2016	76.595331	87.660534	179,820.2522
01/01/2017 to 12/31/2017	87.660534	101.197115	151,112.9155
01/01/2018 to 12/31/2018	101.197115	90.735027	128,482.4279
01/01/2019 to 12/31/2019	90.735027	113.312169	115,794.6020
01/01/2020 to 12/31/2020	113.312169	115.054198	110,458.8755
T. Rowe Price Mid Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.561395	10.253499	556,215.8988
01/01/2012 to 12/31/2012	10.253499	11.505166	495,214.1034
01/01/2013 to 12/31/2013	11.505166	15.510711	496,759.3974
01/01/2014 to 12/31/2014	15.510711	17.266223	413,393.0104
01/01/2015 to 12/31/2015	17.266223	18.180606	339,700.6982
01/01/2016 to 12/31/2016	18.180606	19.061252	313,855.5663
01/01/2017 to 12/31/2017	19.061252	23.471390	264,684.2471
01/01/2018 to 12/31/2018	23.471390	22.658908	229,006.2274
01/01/2019 to 12/31/2019	22.658908	29.315026	183,703.3870
01/01/2020 to 12/31/2020	29.315026	35.855867	161,948.7011
Victory Sycamore Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	25.973885	24.690934	413,436.2833
01/01/2012 to 12/31/2012	24.690934	27.952215	338,253.9549
01/01/2013 to 12/31/2013	27.952215	35.952829	277,223.5128
01/01/2014 to 12/31/2014	35.952829	38.910717	231,599.9686
01/01/2015 to 12/31/2015	38.910717	34.958606	211,564.5559
01/01/2016 to 12/31/2016	34.958606	39.857152	190,927.3756
01/01/2017 to 12/31/2017	39.857152	43.071564	170,731.2790
01/01/2018 to 12/31/2018	43.071564	38.198462	146,614.0266
01/01/2019 to 12/31/2019	38.198462	48.633939	130,102.8756
01/01/2020 to 12/31/2020	48.633939	51.671243	118,563.7014
Wells Capital Management Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.626784	14.454596	68,293.2644
01/01/2012 to 12/31/2012	14.454596	16.851844	61,174.8283
01/01/2013 to 12/31/2013	16.851844	22.065390	69,612.1547
01/01/2014 to 12/31/2014	22.065390	24.661707	60,140.5669
01/01/2015 to 12/31/2015	24.661707	22.123409	46,963.5373
01/01/2016 to 12/31/2016	22.123409	24.716601	42,420.0101
01/01/2017 to 12/31/2017	24.716601	27.030786	40,124.7571
01/01/2018 to 12/31/2018	27.030786	23.133732	34,246.3087
01/01/2019 to 12/31/2019	23.133732	30.948654	32,907.9769
01/01/2020 to 12/31/2020	30.948654	31.377170	32,030.6075

APPENDIX A
Condensed Financial Information (continued)
1.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management Government Income Sub-Account (Class B) (formerly Fidelity Institutional Asset Management® Government Income Sub-Account (Class B))
04/30/2012 to 12/31/2012	10.783430	10.957512	14,714.9789
01/01/2013 to 12/31/2013	10.957512	10.327163	23,172.5086
01/01/2014 to 12/31/2014	10.327163	10.964080	31,791.3097
01/01/2015 to 12/31/2015	10.964080	10.869017	30,196.5387
01/01/2016 to 12/31/2016	10.869017	10.869961	31,656.7943
01/01/2017 to 12/31/2017	10.869961	11.008908	25,308.0791
01/01/2018 to 12/31/2018	11.008908	10.858890	33,241.4752
01/01/2019 to 12/31/2019	10.858890	11.521848	27,847.0949
01/01/2020 to 12/31/2020	11.521848	12.245716	20,628.5848
Brighthouse Funds Trust II
Baillie Gifford International Stock Sub-Account (Class B)
04/29/2013 to 12/31/2013	13.296585	14.601457	201,491.0416
01/01/2014 to 12/31/2014	14.601457	13.931004	240,721.1247
01/01/2015 to 12/31/2015	13.931004	13.452671	154,633.7100
01/01/2016 to 12/31/2016	13.452671	13.949597	126,195.3264
01/01/2017 to 12/31/2017	13.949597	18.574226	100,123.6819
01/01/2018 to 12/31/2018	18.574226	15.181257	88,768.2682
01/01/2019 to 12/31/2019	15.181257	19.841342	76,618.7531
01/01/2020 to 12/31/2020	19.841342	24.727348	68,430.4099
Baillie Gifford International Stock Sub-Account (Class B) (formerly American Funds® International Sub-Account (Class C))
01/01/2011 to 12/31/2011	8.996195	7.611678	319,026.9482
01/01/2012 to 12/31/2012	7.611678	8.823283	325,271.3533
01/01/2013 to 04/26/2013	8.823283	9.153894	0.0000
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.660952	10.523629	722,672.9733
01/01/2012 to 12/31/2012	10.523629	10.386964	703,985.3055
01/01/2013 to 12/31/2013	10.386964	10.252804	810,018.4087
01/01/2014 to 12/31/2014	10.252804	10.120377	460,779.3826
01/01/2015 to 12/31/2015	10.120377	9.989661	360,977.5767
01/01/2016 to 12/31/2016	9.989661	9.871691	326,747.5581
01/01/2017 to 12/31/2017	9.871691	9.806376	297,502.2467
01/01/2018 to 12/31/2018	9.806376	9.828947	321,298.5418
01/01/2019 to 12/31/2019	9.828947	9.884211	318,624.4217
01/01/2020 to 12/31/2020	9.884211	9.774946	327,243.2989
Brighthouse Asset Allocation 20 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.138773	14.428629	93,763.6618
01/01/2015 to 12/31/2015	14.428629	14.158877	90,078.0584
01/01/2016 to 12/31/2016	14.158877	14.609129	108,604.5096
01/01/2017 to 12/31/2017	14.609129	15.420652	155,632.1869
01/01/2018 to 12/31/2018	15.420652	14.822983	184,798.5065
01/01/2019 to 12/31/2019	14.822983	16.348736	185,279.5973
01/01/2020 to 12/31/2020	16.348736	17.672766	135,746.7477
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Defensive Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.161825	12.218191	2,925,213.1822
01/01/2012 to 12/31/2012	12.218191	13.375464	2,824,903.5159
01/01/2013 to 12/31/2013	13.375464	14.401451	2,245,304.8176
01/01/2014 to 04/25/2014	14.401451	14.524510	0.0000

APPENDIX A
Condensed Financial Information (continued)
1.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Moderate Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.226944	12.055244	4,757,301.0599
01/01/2012 to 12/31/2012	12.055244	13.373515	4,563,756.9413
01/01/2013 to 12/31/2013	13.373515	15.078692	4,404,433.0490
01/01/2014 to 04/25/2014	15.078692	15.150236	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.522958	14.939452	6,100,832.4826
01/01/2015 to 12/31/2015	14.939452	14.588222	5,229,165.7499
01/01/2016 to 12/31/2016	14.588222	15.276432	4,724,666.4652
01/01/2017 to 12/31/2017	15.276432	16.684472	4,104,182.1178
01/01/2018 to 12/31/2018	16.684472	15.743057	3,589,364.7237
01/01/2019 to 12/31/2019	15.743057	17.963287	3,244,482.7672
01/01/2020 to 12/31/2020	17.963287	19.687774	2,949,939.7721
Brighthouse Asset Allocation 60 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Balanced Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.003908	11.647420	16,989,816.7331
01/01/2012 to 12/31/2012	11.647420	13.097782	16,300,284.3794
01/01/2013 to 12/31/2013	13.097782	15.439211	15,113,912.2201
01/01/2014 to 04/25/2014	15.439211	15.465784	0.0000
Brighthouse Asset Allocation 60 Sub-Account (Class B)
04/28/2014 to 12/31/2014	15.464132	16.028157	13,854,808.1444
01/01/2015 to 12/31/2015	16.028157	15.620560	12,690,271.6064
01/01/2016 to 12/31/2016	15.620560	16.514354	11,529,251.7063
01/01/2017 to 12/31/2017	16.514354	18.703090	10,390,193.5834
01/01/2018 to 12/31/2018	18.703090	17.329580	9,215,491.9540
01/01/2019 to 12/31/2019	17.329580	20.428279	8,228,668.6221
01/01/2020 to 12/31/2020	20.428279	22.956479	7,464,987.6162
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Growth Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.888337	11.280553	13,717,285.7434
01/01/2012 to 12/31/2012	11.280553	12.884423	12,456,807.1299
01/01/2013 to 12/31/2013	12.884423	16.013844	12,676,191.6422
01/01/2014 to 04/25/2014	16.013844	15.954170	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly MetLife Growth Strategy Sub-Account (Class B) and before that Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.701527	9.407894	1,357,682.8017
01/01/2012 to 12/31/2012	9.407894	10.783002	1,296,829.1911
01/01/2013 to 04/26/2013	10.783002	11.612168	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B)
04/28/2014 to 12/31/2014	15.941182	16.617936	11,420,575.8948
01/01/2015 to 12/31/2015	16.617936	16.125078	10,315,298.3003
01/01/2016 to 12/31/2016	16.125078	17.212553	9,252,573.0605
01/01/2017 to 12/31/2017	17.212553	20.246539	8,011,970.8808
01/01/2018 to 12/31/2018	20.246539	18.362506	7,145,665.0841
01/01/2019 to 12/31/2019	18.362506	22.426119	6,382,718.1317
01/01/2020 to 12/31/2020	22.426119	25.809139	5,779,648.2616

APPENDIX A
Condensed Financial Information (continued)
1.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Artisan Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.978623	14.694020	112,827.1680
01/01/2012 to 12/31/2012	14.694020	16.182973	106,739.8611
01/01/2013 to 12/31/2013	16.182973	21.805972	107,910.9396
01/01/2014 to 12/31/2014	21.805972	21.884643	101,816.5371
01/01/2015 to 12/31/2015	21.884643	19.514168	98,387.6355
01/01/2016 to 12/31/2016	19.514168	23.625404	87,056.3766
01/01/2017 to 12/31/2017	23.625404	26.245405	79,501.8766
01/01/2018 to 12/31/2018	26.245405	22.428769	70,592.4156
01/01/2019 to 12/31/2019	22.428769	27.328242	69,423.7994
01/01/2020 to 12/31/2020	27.328242	28.587567	66,155.8129
Brighthouse/Dimensional International Small Company Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.281226	14.286034	33,564.7410
01/01/2012 to 12/31/2012	14.286034	16.625196	22,684.1041
01/01/2013 to 12/31/2013	16.625196	20.940119	21,070.1712
01/01/2014 to 12/31/2014	20.940119	19.285912	24,338.1487
01/01/2015 to 12/31/2015	19.285912	20.132407	24,304.3065
01/01/2016 to 12/31/2016	20.132407	21.030225	17,871.7156
01/01/2017 to 12/31/2017	21.030225	27.079955	19,491.4592
01/01/2018 to 12/31/2018	27.079955	21.232252	20,332.5012
01/01/2019 to 12/31/2019	21.232252	25.785606	20,027.7136
01/01/2020 to 12/31/2020	25.785606	27.689107	16,668.3187
Brighthouse/Wellington Core Equity Opportunities (Class B)
05/02/2016 to 12/31/2016	52.831122	53.809528	22,573.5623
01/01/2017 to 12/31/2017	53.809528	63.107265	23,726.5059
01/01/2018 to 12/31/2018	63.107265	62.067858	22,226.0077
01/01/2019 to 12/31/2019	62.067858	80.040838	24,340.1490
01/01/2020 to 12/31/2020	80.040838	87.672552	21,570.9829
Brighthouse/Wellington Core Equity Opportunities (Class B) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class B))
01/01/2011 to 12/31/2011	19.097595	17.932990	55,534.2858
01/01/2012 to 12/31/2012	17.932990	19.536993	52,280.1676
01/01/2013 to 12/31/2013	19.536993	25.593388	39,506.1882
01/01/2014 to 12/31/2014	25.593388	28.024451	37,288.6357
01/01/2015 to 12/31/2015	28.024451	27.593167	28,999.6357
01/01/2016 to 04/29/2016	27.593167	27.774621	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class E)
01/01/2011 to 12/31/2011	12.962618	12.260793	1,170,765.0988
01/01/2012 to 12/31/2012	12.260793	13.638720	1,063,171.7343
01/01/2013 to 12/31/2013	13.638720	17.976382	1,008,459.8663
01/01/2014 to 12/31/2014	17.976382	19.597857	869,054.2894
01/01/2015 to 12/31/2015	19.597857	19.783193	673,372.0791
01/01/2016 to 12/31/2016	19.783193	20.924343	591,154.4588
01/01/2017 to 12/31/2017	20.924343	24.562676	517,513.4426
01/01/2018 to 12/31/2018	24.562676	24.183272	414,252.7870
01/01/2019 to 12/31/2019	24.183272	31.216354	350,974.5758
01/01/2020 to 12/31/2020	31.216354	34.226155	325,596.7959

APPENDIX A
Condensed Financial Information (continued)
1.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Frontier Mid Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	15.157349	18.081245	31,794.4233
01/01/2014 to 12/31/2014	18.081245	19.788822	20,929.1218
01/01/2015 to 12/31/2015	19.788822	20.041923	20,734.0029
01/01/2016 to 12/31/2016	20.041923	20.803413	17,842.1338
01/01/2017 to 12/31/2017	20.803413	25.656031	15,905.2433
01/01/2018 to 12/31/2018	25.656031	23.828515	13,967.7188
01/01/2019 to 12/31/2019	23.828515	31.244629	12,944.3678
01/01/2020 to 12/31/2020	31.244629	40.519306	10,909.7195
Frontier Mid Cap Growth Sub-Account (Class B) (formerly Turner Mid Cap Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	14.596416	13.332640	33,122.7674
01/01/2012 to 12/31/2012	13.332640	13.951718	31,367.3501
01/01/2013 to 04/26/2013	13.951718	15.059331	0.0000
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.409247	12.276458	355,159.3390
01/01/2012 to 12/31/2012	12.276458	14.002167	545,620.2428
01/01/2013 to 12/31/2013	14.002167	18.898229	497,005.9457
01/01/2014 to 12/31/2014	18.898229	20.285133	400,668.1043
01/01/2015 to 12/31/2015	20.285133	22.133484	346,682.2868
01/01/2016 to 12/31/2016	22.133484	21.819252	323,687.6804
01/01/2017 to 12/31/2017	21.819252	29.504939	254,699.3009
01/01/2018 to 12/31/2018	29.504939	29.154924	222,627.6336
01/01/2019 to 12/31/2019	29.154924	38.129955	203,897.4381
01/01/2020 to 12/31/2020	38.129955	58.854513	163,997.0738
Jennison Growth Sub-Account (Class B) (formerly Jennison Large Cap Equity Sub-Account (Class B) and before that Rainier Large Cap Equity Sub-Account (Class B))
01/01/2011 to 12/31/2011	7.947595	7.543923	31,483.4344
01/01/2012 to 12/31/2012	7.543923	8.389614	49,478.4035
01/01/2013 to 04/26/2013	8.389614	9.018898	0.0000
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.473780	8.249075	394,919.7415
01/01/2012 to 04/27/2012	8.249075	9.283200	0.0000
MetLife Aggregate Bond Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	15.737050	16.645052	10,146.9500
01/01/2012 to 12/31/2012	16.645052	17.017605	35,296.3914
01/01/2013 to 12/31/2013	17.017605	16.366043	24,707.0658
01/01/2014 to 12/31/2014	16.366043	17.036667	34,996.6086
01/01/2015 to 12/31/2015	17.036667	16.807150	27,630.7225
01/01/2016 to 12/31/2016	16.807150	16.936216	25,228.5556
01/01/2017 to 12/31/2017	16.936216	17.209161	25,507.1139
01/01/2018 to 12/31/2018	17.209161	16.902260	23,629.3067
01/01/2019 to 12/31/2019	16.902260	18.075875	20,168.9909
01/01/2020 to 12/31/2020	18.075875	19.070881	19,307.3645

APPENDIX A
Condensed Financial Information (continued)
1.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MetLife Mid Cap Stock Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	17.331163	16.724655	2,487.2729
01/01/2012 to 12/31/2012	16.724655	19.357826	9,961.4034
01/01/2013 to 12/31/2013	19.357826	25.366238	7,377.3226
01/01/2014 to 12/31/2014	25.366238	27.345252	8,723.9168
01/01/2015 to 12/31/2015	27.345252	26.269357	30,286.6637
01/01/2016 to 12/31/2016	26.269357	31.137512	12,937.4775
01/01/2017 to 12/31/2017	31.137512	35.532236	12,279.9226
01/01/2018 to 12/31/2018	35.532236	31.014968	12,268.1623
01/01/2019 to 12/31/2019	31.014968	38.433166	14,974.0376
01/01/2020 to 12/31/2020	38.433166	42.892879	10,412.8434
MetLife MSCI EAFE® Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	12.791765	11.029218	6,562.3348
01/01/2012 to 12/31/2012	11.029218	12.838985	35,061.5837
01/01/2013 to 12/31/2013	12.838985	15.389934	36,601.2929
01/01/2014 to 12/31/2014	15.389934	14.229479	58,020.2836
01/01/2015 to 12/31/2015	14.229479	13.861585	33,006.8546
01/01/2016 to 12/31/2016	13.861585	13.815092	23,705.0297
01/01/2017 to 12/31/2017	13.815092	16.984266	27,404.8517
01/01/2018 to 12/31/2018	16.984266	14.396100	30,473.0214
01/01/2019 to 12/31/2019	14.396100	17.276350	44,294.5404
01/01/2020 to 12/31/2020	17.276350	18.334488	26,940.0281
MetLife Russell 2000® Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	17.785176	16.796145	15,085.3390
01/01/2012 to 12/31/2012	16.796145	19.221546	24,561.1856
01/01/2013 to 12/31/2013	19.221546	26.206184	25,114.9406
01/01/2014 to 12/31/2014	26.206184	27.091268	21,507.8456
01/01/2015 to 12/31/2015	27.091268	25.528264	20,800.7517
01/01/2016 to 12/31/2016	25.528264	30.471454	19,985.7183
01/01/2017 to 12/31/2017	30.471454	34.379898	18,537.1039
01/01/2018 to 12/31/2018	34.379898	30.130783	15,874.8354
01/01/2019 to 12/31/2019	30.130783	37.237239	18,251.0778
01/01/2020 to 12/31/2020	37.237239	43.833555	11,583.3081
MetLife Stock Index Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.021908	12.061008	150,814.0012
01/01/2012 to 12/31/2012	12.061008	13.741140	152,235.9223
01/01/2013 to 12/31/2013	13.741140	17.863205	140,673.4160
01/01/2014 to 12/31/2014	17.863205	19.942122	114,690.6091
01/01/2015 to 12/31/2015	19.942122	19.864338	114,655.3561
01/01/2016 to 12/31/2016	19.864338	21.839640	105,779.0164
01/01/2017 to 12/31/2017	21.839640	26.135595	87,901.3932
01/01/2018 to 12/31/2018	26.135595	24.549939	75,806.7506
01/01/2019 to 12/31/2019	24.549939	31.696765	65,892.4622
01/01/2020 to 12/31/2020	31.696765	36.863396	41,167.7940
MFS ® Value Sub-Account (Class B)
04/29/2013 to 12/31/2013	19.178853	22.424400	488,142.6052
01/01/2014 to 12/31/2014	22.424400	24.472630	449,829.2883
01/01/2015 to 12/31/2015	24.472630	24.068496	412,863.3288
01/01/2016 to 12/31/2016	24.068496	27.106389	374,556.9102
01/01/2017 to 12/31/2017	27.106389	31.461750	318,708.1374
01/01/2018 to 12/31/2018	31.461750	27.872891	276,980.4707
01/01/2019 to 12/31/2019	27.872891	35.724288	237,044.5339
01/01/2020 to 12/31/2020	35.724288	36.551238	235,425.7453

APPENDIX A
Condensed Financial Information (continued)
1.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MFS ® Value Sub-Account (Class B) (formerly Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.922471	8.759302	764,814.1768
01/01/2012 to 12/31/2012	8.759302	9.848736	698,590.2703
01/01/2013 to 04/26/2013	9.848736	10.791833	0.0000
Neuberger Berman Genesis Sub-Account (Class B)
04/29/2013 to 12/31/2013	20.331335	25.406323	93,561.1088
01/01/2014 to 12/31/2014	25.406323	25.002832	81,110.6111
01/01/2015 to 12/31/2015	25.002832	24.773678	70,172.8203
01/01/2016 to 12/31/2016	24.773678	28.951791	63,752.2491
01/01/2017 to 12/31/2017	28.951791	33.005218	55,445.5675
01/01/2018 to 12/31/2018	33.005218	30.300893	46,453.5667
01/01/2019 to 12/31/2019	30.300893	38.704864	41,461.2317
01/01/2020 to 12/31/2020	38.704864	47.662736	38,003.1114
Neuberger Berman Genesis Sub-Account (Class B) (formerly MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	15.709433	14.688795	126,179.1685
01/01/2012 to 12/31/2012	14.688795	15.264435	122,573.7035
01/01/2013 to 04/26/2013	15.264435	16.556111	0.0000
T. Rowe Price Large Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	17.679193	22.338144	291,878.5297
01/01/2014 to 12/31/2014	22.338144	23.995717	240,922.1525
01/01/2015 to 12/31/2015	23.995717	26.175789	223,401.6961
01/01/2016 to 12/31/2016	26.175789	26.233477	224,158.2918
01/01/2017 to 12/31/2017	26.233477	34.564517	184,758.8906
01/01/2018 to 12/31/2018	34.564517	33.721892	154,495.0687
01/01/2019 to 12/31/2019	33.721892	43.468653	129,978.7270
01/01/2020 to 12/31/2020	43.468653	58.627265	109,783.3172
T. Rowe Price Large Cap Growth Sub-Account (Class B) (formerly RCM Technology Sub-Account (Class B))
01/01/2011 to 12/31/2011	6.974360	6.203232	77,236.9680
01/01/2012 to 12/31/2012	6.203232	6.864666	76,825.1047
01/01/2013 to 04/26/2013	6.864666	7.180810	0.0000
VanEck Global Natural Resources Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.854763	15.508279	35,580.0950
01/01/2012 to 12/31/2012	15.508279	15.701587	38,479.6942
01/01/2013 to 12/31/2013	15.701587	17.165667	20,598.5399
01/01/2014 to 12/31/2014	17.165667	13.754473	24,458.8435
01/01/2015 to 12/31/2015	13.754473	9.129253	21,169.1613
01/01/2016 to 12/31/2016	9.129253	12.952943	18,765.9939
01/01/2017 to 12/31/2017	12.952943	12.691359	21,708.5681
01/01/2018 to 12/31/2018	12.691359	8.912242	22,354.1504
01/01/2019 to 12/31/2019	8.912242	9.883579	25,429.9418
01/01/2020 to 12/31/2020	9.883579	11.821658	24,435.2732
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
05/02/2016 to 12/31/2016	30.643757	31.805345	217,544.3923
01/01/2017 to 12/31/2017	31.805345	33.886110	201,168.8080
01/01/2018 to 12/31/2018	33.886110	32.100147	175,672.9237
01/01/2019 to 12/31/2019	32.100147	36.195749	151,600.9966
01/01/2020 to 12/31/2020	36.195749	38.089689	139,249.9804

APPENDIX A
Condensed Financial Information (continued)
1.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (formerly Met Investors Series Trust - Lord Abbett Bond Debenture Sub-Account (Class B))
01/01/2011 to 12/31/2011	23.622434	24.357741	519,164.0967
01/01/2012 to 12/31/2012	24.357741	27.154250	463,516.9708
01/01/2013 to 12/31/2013	27.154250	28.942193	334,692.1121
01/01/2014 to 12/31/2014	28.942193	29.947945	285,075.5190
01/01/2015 to 12/31/2015	29.947945	28.918367	250,711.1221
01/01/2016 to 04/29/2016	28.918367	29.807092	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
05/02/2016 to 12/31/2016	31.269438	32.483167	26,599.0333
01/01/2017 to 12/31/2017	32.483167	34.625211	24,826.2575
01/01/2018 to 12/31/2018	34.625211	32.837356	25,272.9574
01/01/2019 to 12/31/2019	32.837356	37.047429	23,943.4858
01/01/2020 to 12/31/2020	37.047429	39.044508	20,057.7792
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class E))
01/01/2011 to 12/31/2011	25.405794	25.945508	10,849.3749
01/01/2012 to 12/31/2012	25.945508	28.542174	23,191.3929
01/01/2013 to 12/31/2013	28.542174	28.571028	38,499.4028
01/01/2014 to 12/31/2014	28.571028	29.454919	44,832.6731
01/01/2015 to 12/31/2015	29.454919	28.650770	38,999.7344
01/01/2016 to 04/29/2016	28.650770	29.370884	0.0000
Western Asset Management U.S. Government Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.660648	18.351099	63,876.4293
01/01/2012 to 12/31/2012	18.351099	18.664872	61,639.3762
01/01/2013 to 12/31/2013	18.664872	18.257014	62,065.6587
01/01/2014 to 12/31/2014	18.257014	18.480764	61,122.8734
01/01/2015 to 12/31/2015	18.480764	18.298079	53,958.1827
01/01/2016 to 12/31/2016	18.298079	18.246206	22,882.5215
01/01/2017 to 12/31/2017	18.246206	18.313039	20,809.0384
01/01/2018 to 12/31/2018	18.313039	18.201314	19,696.9972
01/01/2019 to 12/31/2019	18.201314	19.004680	19,159.1839
01/01/2020 to 12/31/2020	19.004680	19.679948	15,941.2079

APPENDIX A
Condensed Financial Information (continued)
Discontinued Investment Portfolios
The following Investment Portfolios are no longer available for allocations of new Purchase Payments or transfers of Account Value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): Brighthouse Funds Trust II (formerly Metropolitan Series Fund): Brighthouse/Wellington Core Equity Opportunities Portfolio (formerly Met/Wellington Core Equity Opportunities Portfolio) (Class E) (closed effective May 1, 2016); and Brighthouse Funds Trust II: Western Asset Management Strategic Bond Opportunities Portfolio (Class E) (closed effective May 1, 2016).
You should read the prospectuses for these discontinued Investment Portfolios for more information on fees, charges, investment objectives and risks. A copy of the fund prospectuses has previously been provided to you.
Effective as of May 1, 2011, Brighthouse Funds Trust I: Legg Mason Value Equity Portfolio (Class B) merged into Brighthouse Funds Trust I: ClearBridge Aggressive Growth Portfolio (Class B) (formerly Legg Mason ClearBridge Aggressive Growth Portfolio).
Effective as of April 30, 2012, Brighthouse Funds Trust I: Oppenheimer Capital Appreciation Portfolio (Class B) merged into Brighthouse Funds Trust II: Jennison Growth Portfolio (Class B).
Effective as of April 29, 2013:
•	Brighthouse Funds Trust I: American Funds® International Portfolio (Class C) merged into Brighthouse Funds Trust II: Baillie Gifford International Stock Portfolio (Class B);
•	Brighthouse Funds Trust I: Jennison Large Cap Equity Portfolio (formerly Rainier Large Cap Equity Portfolio) (Class B) merged into Brighthouse Funds Trust II: Jennison Growth Portfolio (Class B);
•	Brighthouse Funds Trust I: Met/Franklin Mutual Shares Portfolio (Class B) merged into Brighthouse Funds Trust II: MFS® Value Portfolio (Class B);
•	Brighthouse Funds Trust I: Met/Franklin Templeton Founding Strategy Portfolio (Class B) merged into Brighthouse Funds Trust I: MetLife Growth Strategy Portfolio (Class B);
•	Brighthouse Funds Trust I: MLA Mid Cap Portfolio (formerly Lazard Mid Cap Portfolio) (Class B) merged into Brighthouse Funds Trust II: Neuberger Berman Genesis Portfolio (Class B);
•	Brighthouse Funds Trust I: RCM Technology Portfolio (Class B) merged into Brighthouse Funds Trust II: T. Rowe Price Large Cap Growth Portfolio (Class B); and
•	Brighthouse Funds Trust I: Turner Mid Cap Growth Portfolio (Class B) merged into Brighthouse Funds Trust II: Frontier Mid Cap Growth Portfolio (Class B).
Effective as of April 28, 2014:
•	Brighthouse Funds Trust I: ClearBridge Aggressive Growth Portfolio II (Class B) (formerly Janus Forty Portfolio) merged into Brighthouse Funds Trust I: ClearBridge Aggressive Growth Portfolio (Class B);
•	Brighthouse Funds Trust I: MetLife Defensive Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 40 Portfolio (Class B);
•	Brighthouse Funds Trust I: MetLife Moderate Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 40 Portfolio (Class B);

APPENDIX A
Condensed Financial Information (continued)
•	Brighthouse Funds Trust I: MetLife Balanced Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 60 Portfolio (Class B); and
•	Brighthouse Funds Trust I: MetLife Growth Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 80 Portfolio (Class B).
Effective as of May 1, 2016:
•	Brighthouse Funds Trust I: Lord Abbett Bond Debenture Portfolio (Class B) merged into Brighthouse Funds Trust II: Western Asset Management Strategic Bond Opportunities Portfolio (Class B);
•	Brighthouse Funds Trust I: Pioneer Fund Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B); and
•	Brighthouse Funds Trust I: Pioneer Strategic Income Portfolio (Class E) merged into Brighthouse Funds Trust II: Western Asset Management Strategic Bond Opportunities Portfolio (Class E).
Effective as of April 30, 2018:
•	Brighthouse Funds Trust I: Allianz Global Investors Dynamic Multi-Asset Plus Portfolio merged into Brighthouse Funds Trust I: JPMorgan Global Active Allocation Portfolio; and
•	Brighthouse Funds Trust I: Schroders Global Multi-Asset Portfolio II (formerly Pyramis® Managed Risk Portfolio) merged into Brighthouse Funds Trust I: Schroders Global Multi-Asset Portfolio.

APPENDIX B
Participating Investment Portfolios
Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.
Investment Portfolio	Investment Objective	Investment Adviser/Subadviser
BlackRock Variable Series Funds, Inc. (Class III)
BlackRock Global Allocation V.I. Fund	Seeks high total investment return.	BlackRock Advisors, LLC
Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio (Class B)	Seeks capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: AllianceBernstein L.P.
AB International Bond Portfolio (Class B)	Seeks to maximize total return.	Brighthouse Investment Advisers, LLC Subadviser: AllianceBernstein L.P.
American Funds® Balanced Allocation Portfolio (Class C)	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC
American Funds® Growth Allocation Portfolio (Class C)	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
American Funds® Growth Portfolio (Class C)	Seeks to achieve growth of capital.	Brighthouse Investment Advisers, LLC; Capital Research and Management CompanySM
American Funds® Moderate Allocation Portfolio (Class C)	Seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Investment Advisers, LLC
AQR Global Risk Balanced Portfolio (Class B)	Seeks total return.	Brighthouse Investment Advisers, LLC Subadviser: AQR Capital Management, LLC
BlackRock Global Tactical Strategies Portfolio (Class B)	Seeks capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.
BlackRock High Yield Portfolio (Class B)	Seeks to maximize total return, consistent with income generation and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.
Brighthouse Asset Allocation 100 Portfolio (Class B)	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse Balanced Plus Portfolio (Class B)	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Overlay Portion: Pacific Investment Management Company LLC
Brighthouse Small Cap Value Portfolio (Class B)	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadvisers: Delaware Investments Fund Advisers; Wells Capital Management Incorporated
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B)	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Aberdeen Asset Managers Limited
Brighthouse/Eaton Vance Floating Rate Portfolio (Class B)	Seeks a high level of current income.	Brighthouse Investment Advisers, LLC Subadviser: Eaton Vance Management
Brighthouse/Franklin Low Duration Total Return Portfolio (Class B)	Seeks a high level of current income, while seeking preservation of shareholders’ capital.	Brighthouse Investment Advisers, LLC Subadviser: Franklin Advisers, Inc.
Brighthouse/Templeton International Bond Portfolio (Class B)#	Seeks current income with capital appreciation and growth of income.	Brighthouse Investment Advisers, LLC Subadviser: Franklin Advisers, Inc.
Clarion Global Real Estate Portfolio (Class B)	Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: CBRE Clarion Securities LLC
Harris Oakmark International Portfolio (Class B)	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.
Invesco Balanced-Risk Allocation Portfolio (Class B)	Seeks total return.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
B-1

Investment Portfolio	Investment Objective	Investment Adviser/Subadviser
Invesco Comstock Portfolio (Class B)	Seeks capital growth and income.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Small Cap Growth Portfolio (Class B)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
JPMorgan Core Bond Portfolio (Class B)	Seeks to maximize total return.	Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.
JPMorgan Global Active Allocation Portfolio (Class B)	Seeks capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.
Loomis Sayles Global Allocation Portfolio (Class B)	Seeks high total investment return through a combination of capital appreciation and income.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
Loomis Sayles Growth Portfolio (Class B)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
MetLife Multi-Index Targeted Risk Portfolio (Class B)	Seeks a balance between growth of capital and current income, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Overlay Portion: MetLife Investment Advisors, LLC
MFS ® Research International Portfolio (Class B)	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
PanAgora Global Diversified Risk Portfolio (Class B)	Seeks total return.	Brighthouse Investment Advisers, LLC Subadviser: PanAgora Asset Management, Inc.
PIMCO Inflation Protected Bond Portfolio (Class B)	Seeks maximum real return, consistent with preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
PIMCO Total Return Portfolio (Class B)	Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
Schroders Global Multi-Asset Portfolio (Class B)	Seeks capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadvisers: Schroder Investment Management North America Inc.; Schroder Investment Management North America Limited
SSGA Emerging Markets Enhanced Index Portfolio (Class B)	Seeks to provide total return, primarily through capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc
SSGA Growth and Income ETF Portfolio (Class B)	Seeks growth of capital and income.	Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.
SSGA Growth ETF Portfolio (Class B)	Seeks growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.
T. Rowe Price Large Cap Value Portfolio (Class B)	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
T. Rowe Price Mid Cap Growth Portfolio (Class B)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Victory Sycamore Mid Cap Value Portfolio (Class B)	Seeks high total return by investing in equity securities of mid-sized companies.	Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.
Wells Capital Management Mid Cap Value Portfolio (Class B)	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Wells Capital Management
Western Asset Management Government Income Portfolio (Class B)	Seeks a high level of current income, consistent with preservation of principal.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio (Class B)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Baillie Gifford Overseas Limited
BlackRock Bond Income Portfolio (Class B)	Seeks a competitive total return primarily from investing in fixed-income securities.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Capital Appreciation Portfolio (Class B)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
B-2

Investment Portfolio	Investment Objective	Investment Adviser/Subadviser
BlackRock Ultra-Short Term Bond Portfolio (Class B)	Seeks a high level of current income consistent with prudent investment risk and preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
Brighthouse Asset Allocation 20 Portfolio (Class B)	Seeks a high level of current income, with growth of capital as a secondary objective.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 40 Portfolio (Class B)	Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 60 Portfolio (Class B)	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 80 Portfolio (Class B)	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse/Artisan Mid Cap Value Portfolio (Class B)	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: Artisan Partners Limited Partnership
Brighthouse/Dimensional International Small Company Portfolio (Class B)	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Dimensional Fund Advisors LP
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)	Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Frontier Mid Cap Growth Portfolio (Class B)	Seeks maximum capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC
Jennison Growth Portfolio (Class B)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC
MetLife Aggregate Bond Index Portfolio (Class G)	Seeks to track the performance of the Bloomberg Barclays U.S. Aggregate Bond Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife Mid Cap Stock Index Portfolio (Class G)	Seeks to track the performance of the Standard & Poor’s MidCap 400® Composite Stock Price Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife MSCI EAFE® Index Portfolio (Class G)	Seeks to track the performance of the MSCI EAFE® Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife Russell 2000® Index Portfolio (Class G)	Seeks to track the performance of the Russell 2000® Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife Stock Index Portfolio (Class B)	Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MFS ® Value Portfolio (Class B)	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Neuberger Berman Genesis Portfolio (Class B)	Seeks high total return, consisting principally of capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC
T. Rowe Price Large Cap Growth Portfolio (Class B)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
VanEck Global Natural Resources Portfolio (Class B)#	Seeks long-term capital appreciation with income as a secondary consideration.	Brighthouse Investment Advisers, LLC Subadviser: Van Eck Associates Corporation
Western Asset Management Strategic Bond Opportunities Portfolio (Class B)	Seeks to maximize total return consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
Western Asset Management U.S. Government Portfolio (Class B)	Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
# This portfolio is only available for investment if certain optional riders are elected. (See “Purchase — Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.”)
B-3

This page intentionally left blank.

APPENDIX C
Three Month Market Entry Program and EDCA Examples
In order to show how the Three Month Market Entry Program and the EDCA programs work, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only and do not reflect charges under the contract.
Three Month Market Entry Program
The following example demonstrates how the Three Month Market Entry Program operates. This program operates in the same manner as the EDCA Program, except the duration is (3) months. The example assumes that a $12,000 Purchase Payment is allocated to the Three Month Market Entry Program at the beginning of the first month and the first transfer of $4,000 also occurs on that date. The $8,000 remaining after the Three Month Market Entry Program is credited with a 1% effective annual interest rate. The Three Month Market Entry Program transfer amount of $4,000 is determined by dividing the $12,000 allocation amount by 3 (the number of months in the Three Month Market Entry Program). Thereafter, a $4,000 transfer is made from the Three Month Market Entry Program at the beginning of each month. Once three transfers have occurred, a final transfer of interest will be made to the allocation selected.
EDCA Examples with Multiple Purchase Payments
For illustrative purposes in the following examples, the interest rate earned in an EDCA account will be the guaranteed minimum interest rate, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent Purchase Payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term. These examples do not reflect charges that may be deducted from the EDCA account.
6-Month EDCA
The following example demonstrates how the 6-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $12,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:
Account Value 1st Payment Bucket (month 2) =
Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount
At the beginning of the 4th month, a second Purchase Payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is also credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.

				Account Values
Beg of Month	Amount Allocated to EDCA	Actual EDCA Transfer	EDCA Account Value	1st Payment Bucket	2nd Payment Bucket
1	$12,000	$2,000	$10,000	$10,000
2		$2,000	$ 8,025	$ 8,025
3		$2,000	$ 6,044	$ 6,044
C-1

				Account Values
Beg of Month	Amount Allocated to EDCA	Actual EDCA Transfer	EDCA Account Value	1st Payment Bucket	2nd Payment Bucket
4*	$6,000	$3,000	$9,059	$3,059	$6,000
5		$3,000	$6,082	$ 67	$6,015
6		$3,000	$3,097	0	$3,097
7		$3,000	$ 104	0	$ 104
8		$ 105	0	0	0
* At the beginning of the 4th month, a $6,000 Purchase Payment is added to the EDCA account. This amount ($6,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $3,059 in the 1st Payment Bucket ($6,044 (1st Payment Bucket Account Value from the 3rd month) + $15 (3rd month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $3,059). The total EDCA Account Value at the beginning of the 4th month is $9,059 ($3,059 in the 1st Payment Bucket + $6,000 in the 2nd Payment Bucket = $9,059).
C-2

12-Month EDCA
The following example demonstrates how the 12-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $24,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:
Account Value 1st Payment Bucket (month 2) =
Account Value 1st Payment Bucket (month 1) x
(1+EDCA Rate)(1/12) - EDCA Transfer Amount
At the beginning of the 6th month, a second Purchase Payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is also credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.
				Account Values
Beg of Month	Amount Allocated to EDCA	Actual EDCA Transfer	EDCA Account Value	1st Payment Bucket	2nd Payment Bucket
1	$24,000	$2,000	$22,000	$22,000
2		$2,000	$20,054	$20,054
3		$2,000	$18,104	$18,104
4		$2,000	$16,148	$16,148
5		$2,000	$14,188	$14,188
6*	$12,000	$3,000	$23,223	$11,223	$12,000
7		$3,000	$20,280	$ 8,251	$12,030
8		$3,000	$17,330	$ 5,271	$12,059
9		$3,000	$14,373	$ 2,284	$12,089
10		$3,000	$11,409	0	$11,409
11		$3,000	$ 8,437	0	$ 8,437
12		$3,000	$ 5,458	0	$ 5,458
13		$3,000	$ 2,471	0	$ 2,471
14		$2,477	0	0	0
* At the beginning of the 6th month, a $12,000 Purchase Payment is added to the EDCA account. This amount ($12,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $11,223 in the 1st Payment Bucket ($14,188 (1st Payment Bucket Account Value from the 5th month) + $35 (5th month’s EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $11,223). The total EDCA Account Value at the beginning of the 6th month is $23,223 ($11,223 in the 1st Payment Bucket + $12,000 in the 2nd Payment Bucket = $23,223).
C-3

This page intentionally left blank.

APPENDIX D
Guaranteed Minimum Income Benefit Examples
The purpose of these examples is to illustrate the operation of the Guaranteed Minimum Income Benefit. (These examples are for the GMIB Plus II rider and use an annual increase rate of 5%. Depending on the date a contract was issued with the GMIB Plus II rider or the GMIB Plus I rider, the annual increase rate may be higher than 5%. See “Living Benefits — Guaranteed Income Benefits.”) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. The examples do not reflect the deduction of fees and expenses, withdrawal charges or income taxes and tax penalties.
(1) Withdrawal Adjustments to Annual Increase Amount
         Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary
         Assume the initial Purchase Payment is $100,000 and the GMIB Plus II is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).
         Proportionate adjustment when withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary
         Assume the initial Purchase Payment is $100,000 and the GMIB Plus II is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 Account Value by 10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). (If multiple withdrawals are made during a Contract Year — for example, two $5,000 withdrawals instead of one $10,000 withdrawal — and those withdrawals total more than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that Contract Year and there will be no dollar-for-dollar withdrawal adjustment for the Contract Year.) Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).
(2) The Annual Increase Amount
        Example
         Assume the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary prior to the Owner’s 91st birthday). At the tenth contract anniversary, when the Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.
         Graphic Example: Determining a value upon which future income payments can be based
         Assume that you make an initial Purchase Payment of $100,000.Prior to annuitization, your Account Value fluctuates above and below your initial Purchase
D-1

Payment depending on the investment performance of the investment options you selected. Your Purchase Payments accumulate at the annual increase rate of 5%, until the contract anniversary prior to the contract Owner's 91st birthday. Your Purchase Payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your Purchase Payments accumulated at 5% a year adjusted for withdrawals and charges “the Annual Increase Amount”) is the value upon which future income payments can be based.
         Graphic Example: Determining your guaranteed lifetime income stream
         Assume that you decide to annuitize your contract and begin taking Annuity Payments after 20 years. In this example, your Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the Annual Increase Amount will be applied to the annuity pay-out rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime Annuity Payments. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.
(In contrast to the GMIB Plus II rider, for the GMIB II rider, Purchase Payments accumulate at the annual increase rate of 5% until the contract anniversary on or immediately after the contract Owner's 85th birthday.)
(3) The Highest Anniversary Value (HAV)
        Example
         Assume, as in the example in section (2) above, the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.
         Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000). See section (4) below for an example of the exercise of the GMIB Plus II rider.
         Graphic Example: Determining a value upon which future income payments can be based
         Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional
D-2

payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.
Graphic Example: Determining your guaranteed lifetime income stream
         Assume that you decide to annuitize your contract and begin taking Annuity Payments after 20 years. In this example, the Highest Anniversary Value is higher than the Account Value. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime Annuity Payments. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.
(4) Putting It All Together
        Example
         Continuing the examples in sections (2) and (3) above, assume the Owner chooses to exercise the GMIB Plus
II rider at the tenth contract anniversary and elects a life annuity with 5 years of Annuity Payments guaranteed. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($162,889) is used as the Income Base. The Income Base of $162,889 is applied to the GMIB Annuity Table. This yields Annuity Payments of $591 per month for life, with a minimum of 5 years guaranteed. (If the same Owner were instead age 70, the Income Base of $162,889 would yield monthly payments of $673; if the Owner were age 75, the Income Base of $162,889 would yield monthly payments of $785.)
         The above example does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on the income type you select, your age, and (where permitted by state law) your sex. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.
Graphic Example
         Prior to annuitization, the two calculations (the Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the Income Bases and the Account Value will cease to exist. Also, the GMIB Plus II may only be exercised no later than the contract anniversary prior to the contract Owner's 91st birthday, after a 10 year waiting period, and then only within a 30 day period following the contract
D-3

anniversary.(The GMIB II may only be exercised no later than the contract anniversary on or following the contract Owner's 85th birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.)
         With the Guaranteed Minimum Income Benefit, the Income Base is applied to special, conservative Guaranteed Minimum Income Benefit annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the Account Value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your Account Value would provide greater income than would the amount provided under the Guaranteed Minimum Income Benefit, you will have paid for the Guaranteed Minimum Income Benefit although it was never used.
(5)	The Guaranteed Principal Option — GMIB Plus II
         Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. Assume that the Account Value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.
         The effects of exercising the Guaranteed Principal Option are:
1)    A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the Account Value 30 days after the 10th contract anniversary bringing the Account Value back up to $100,000.
2)    The GMIB Plus II rider and rider fee terminates as of the date that the adjustment is made to the Account Value; the variable annuity contract continues.
3)    The GMIB Plus II allocation and transfer restrictions terminate as of the date that the adjustment is made to the Account Value.
         *Withdrawals reduce the original Purchase Payment (i.e. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.
(6) The Optional Step-Up: Automatic Annual Step-Up — GMIB Plus II
Assume your initial investment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than
D-4

your Annual Increase Amount, an Optional Step-Up will automatically occur.
The effect of the Optional Step-Up is:
(1)  The Annual Increase Amount automatically resets from $105,000 to $110,000;
(2)  The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the first contract anniversary;
(3)  The GMIB Plus II rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus II rider at that time; and
(4)  The Guaranteed Principal Option can still be elected on the 10th contract anniversary.
The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.
The effect of the Optional Step-Up is:
(1)  The Annual Increase Amount automatically resets from $115,500 to $120,000;
(2)  The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the second contract anniversary;
(3)  The GMIB Plus II rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus II rider at that time; and
(4)  The Guaranteed Principal Option can still be elected on the 10th contract anniversary.
Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).
The effect of each Optional Step-Up is:
(1)  The Annual Increase Amount automatically resets to the higher Account Value;
(2)  The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the date of the Optional Step-Up;
(3)  The GMIB Plus II rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus II rider at that time; and
(4)  The Guaranteed Principal Option can still be elected on the 10th contract anniversary.
After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.
The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals)through the contract anniversary prior to your 91st birthday. Also, please note:
(1)  The 10-year waiting period to annuitize the contract under the GMIB Plus II remains at the 17th contract anniversary (10 years from the date of the last Optional Step-Up);
(2)  The GMIB Plus II rider charge remains at its current level; and
(3)  The Guaranteed Principal Option can still be elected on the 10th contract anniversary.
D-5

This page intentionally left blank.

APPENDIX E
Guaranteed Withdrawal Benefit Examples
The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. (Examples A, B and C are for the Lifetime Withdrawal Guarantee I and Lifetime Withdrawal Guarantee II riders. Examples D through K are for Enhanced GWB and GWB I.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. The examples do not reflect the deduction of fees and expenses, withdrawal charges or income taxes and tax penalties. The Guaranteed Withdrawal Benefit does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee) and the Guaranteed Withdrawal Amount and the Benefit Base (under the Enhanced GWB and GWB I) cannot be taken as a lump sum.
A.    Lifetime Withdrawal Guarantee
1.    When Withdrawals Do Not Exceed the Annual Benefit Payment
Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).
Assume that $5,000 is withdrawn each year, beginning before the contract Owner attains age 59 1⁄2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the Account Value is reduced to zero.
If the first withdrawal is taken after age 59 1⁄2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the Owner’s lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Account Value are reduced to zero. (Under the Lifetime Withdrawal Guarantee II rider, if the contract Owner makes the first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)

2.    When Withdrawals Do Exceed the Annual Benefit Payment
a.     Lifetime Withdrawal Guarantee II — Proportionate Reduction
Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 × 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or
E-1

will attain age 76, the Withdrawal Rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)
Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $80,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $80,000 – $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the withdrawal ($10,000) divided by the Account Value before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% × $87,500 = $4,375.
(Assume instead that you withdrew $10,000 during year two in two separate withdrawals of $5,000 on different days. Since the first withdrawal of $5,000 did not exceed the Annual Benefit Payment of $5,000, there would be no proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount at the time of that withdrawal. The second withdrawal of $5,000, however, results in cumulative withdrawals of $10,000 during year two and causes a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction would be equal to the entire amount of the second withdrawal ($5,000) divided by the Account Value before that withdrawal.)
b.     Lifetime Withdrawal Guarantee I — Reduction to Account Value
Assume that a contract with the Lifetime Withdrawal Guarantee I rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 × 5%).
Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $75,000 – $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 – $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting Account Value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the Account Value after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% × $65,000 = $3,250.
B.    Lifetime Withdrawal Guarantee — Compounding Income Amount
Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 × 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)
E-2

The Total Guaranteed Withdrawal Amount will increase by 7.25% of the Total Guaranteed Withdrawal Amount on each contract anniversary until the earlier of the second withdrawal or the 10th contract anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.
If the second withdrawal is taken in the first Contract Year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 × 5%).
If the second withdrawal is taken in the second Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $107,250 ($100,000 × 107.25%), and the Annual Benefit Payment would increase to $5,362 ($107,250 × 5%).
If the second withdrawal is taken in the third Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $115,025 ($107,250 × 107.25%), and the Annual Benefit Payment would increase to $5,751 ($115,025 × 5%).
If the second withdrawal is taken after the 10th Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $201,360 (the initial $100,000, increased by 7.25% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $10,068 ($201,360 × 5%).
(In contrast to the Lifetime Withdrawal Guarantee II rider, the Lifetime Withdrawal Guarantee I rider has a 5% Compounding Income Amount and the Total Guaranteed Withdrawal Amount is increased by 5% on each contract anniversary until the earlier of the date of the first withdrawal or the tenth contract anniversary.)

C.     Lifetime Withdrawal Guarantee — Automatic Annual Step-Ups and 7.25% Compounding Income Amount (No Withdrawals)
Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000 and the contract Owner was age 60 at the time the contract was issued. Assume that no withdrawals are taken.
At the first contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $107,250 ($100,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $107,250 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 × 5%).
E-3

At the second contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $117,975 ($110,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to $120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $117,975 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 × 5%).
Assuming that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 7.25%, compounded annually, from the second contract anniversary through the ninth contract anniversary, and at that point would be equal to $195,867. Assume that during these Contract Years the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Value at the ninth contract anniversary has increased to $200,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $195,867 to $200,000 and reset the Annual Benefit Payment to $10,000 ($200,000 × 5%).
At the 10th contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $214,500 ($200,000 increased by 7.25%, compounded annually). Assume the Account Value is less than $214,500. There is no Automatic Annual Step-Up since the Account Value is below the Total Guaranteed Withdrawal Amount; however, due to the 7.25% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $10,725 ($214,500 × 5%).
D.    Enhanced Guaranteed Withdrawal Benefit and GWB I — How Withdrawals Affect the Benefit Base
1.    An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 ($100,000 + 5% GWB Bonus Amount). Assume that the Account Value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 - $10,000 = $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $100,000 exceeds the Benefit Base of $95,000, no further reduction to the Benefit Base is made.
2.    An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000. Assume that the Account Value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the Account Value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, bringing the Benefit Base to $80,000.
E-4

E.    Enhanced Guaranteed Withdrawal Benefit and GWB I — How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment
An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%). If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent Purchase Payment of $10,000 were made the next day, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Annual Benefit Payment would be reset to the greater of a) $7,350 (the Annual Benefit Payment before the second Purchase Payment) and b) $5,635 (7% multiplied by the Benefit Base after the second Purchase Payment). In this case, the Annual Benefit Payment would remain at $7,350.
F.    Enhanced Guaranteed Withdrawal Benefit and GWB I — How Withdrawals Affect the Annual Benefit Payment
1.    An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the Account Value by an additional $1,000, the Account Value would be reduced to $100,000 - $9,000 - $1,000 = $90,000. Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.
2.    An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the Account Value had increased to $150,000, the Account Value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.
G.    Enhanced Guaranteed Withdrawal Benefit and GWB I — How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount
An initial Purchase Payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a subsequent Purchase Payment of $10,000 was made, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Guaranteed Withdrawal Amount would be reset to the greater of a) $105,000 (the Guaranteed Withdrawal Amount before the second Purchase Payment) and b) $80,500 (the Benefit Base after the second Purchase Payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000.
E-5

H.    Enhanced Guaranteed Withdrawal Benefit and GWB I — Putting It All Together
1.    When Withdrawals Do Not Exceed the Annual Benefit Payment
An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year and assume that the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $7,350 at this time, your Account Value would be reduced to $50,000 - $7,350 = $42,650. Your Benefit Base would be reduced to $82,950 - $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $105,000 and the Annual Benefit Payment would remain at $7,350.

E-6

2.    When Withdrawals Do Exceed the Annual Benefit Payment
An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year. Assume the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 - $10,000 = $72,950. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350 and the resulting Benefit Base would be greater than the resulting Account Value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the Account Value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% x $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.

I.    Enhanced GWB — How the Optional Reset Works (may be elected prior to age 86)
Assume that a contract had an initial Purchase Payment of $100,000 and the fee is 0.55%. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350 (assuming you began withdrawing in your first year).
The Account Value on the third contract anniversary grew due to market performance to $148,350. Assume the fee remains at 0.55%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.55%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $148,350, and the Annual Benefit Payment would become 7% x $148,350 = $10,385.
The Account Value on the sixth contract anniversary grew due to market performance to $179,859. Assume the fee has been increased to 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would increase to 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 7% x $179,859 = $12,590.
E-7

The Account Value on the ninth contract anniversary grew due to market performance to $282,582. Assume the fee is still 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 7% x $282,582 = $19,781.
The period of time over which the Annual Benefit Payment may be taken would be lengthened.

J.    Enhanced GWB — How a one-time Optional Reset May Increase the Benefit Base While Decreasing the Guaranteed Withdrawal Amount and Annual Benefit Payment
Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.
Assume that the Benefit Base is reduced to $70,000 due to 5 years of withdrawing $7,000 each year, but also assume that, due to positive market performance, the Account Value at the end of 5 years is $80,000. If a one-time Optional Reset is elected, the Benefit Base would be reset from $70,000 to $80,000, the Guaranteed Withdrawal Amount would be reduced from $105,000 to $80,000, and the Annual Benefit Payment would be reduced from $7,350 to $5,600 ($80,000 x 7%). (If you elect Automatic Annual Resets, a reset will not occur if the Account Value is lower than the Guaranteed Withdrawal Amount.)
Under these circumstances, the one-time Optional Reset increases the Benefit Base (the remaining amount of money you are guaranteed to receive) by $10,000, but also reduces the Annual Benefit Payment, thereby lengthening the period of time over which you will receive the money. This Optional Reset also reduces the Guaranteed Withdrawal Amount, against which the GWB rider charge is calculated. If the GWB rider charge fee rate does not increase in connection with the Optional Reset, the reduced Guaranteed Withdrawal Amount will result in a reduction in the amount of the annual GWB rider charge.
E-8

K.    Enhanced GWB and GWB I — Annual Benefit Payment Continuing When Account Value Reaches Zero
Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%).
Assume that the Benefit Base was reduced to $31,500 due to 10 years of withdrawing $7,350 each year and assume that the Account Value was further reduced to $0 at year 11 due to poor market performance. We would commence making payments to you (equal, on an annual basis, to the Annual Benefit Payment) until the Benefit Base is exhausted.
In this situation (assuming monthly payments), there would be 51 payments of $612.50 and a final payment of $262.50, which, in sum, would deplete the $31,500 Benefit Base. The total amount withdrawn over the life of the contract would then be $105,000.

E-9

This page intentionally left blank.

APPENDIX F
Death Benefit Examples
The purpose of these examples is to illustrate the operation of the Principal Protection death benefit, the Annual Step-Up death benefit, the Compounded-Plus death benefit, and the Enhanced Death Benefit I. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Portfolios chosen. The examples do not reflect the deduction of fees and expenses, withdrawal charges or income taxes and tax penalties.
Principal Protection Death Benefit
The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.
		Date	Amount
A	Initial Purchase Payment	9/1/2021	$100,000
B	Account Value	9/1/2022 (First Contract Anniversary)	$104,000
C	Death Benefit	As of 9/1/2022	$104,000 (= greater of A and B)
D	Account Value	9/1/2023 (Second Contract Anniversary)	$90,000
E	Death Benefit	9/1/2023	$100,000 (= greater of A and D)
F	Withdrawal	9/2/2023	$9,000
G	Percentage Reduction in Account Value	9/2/2023	10% (= F/D)
H	Account Value after Withdrawal	9/2/2023	$81,000 (= D-F)
I	Purchase Payments Reduced for Withdrawal	As of 9/2/2023	$90,000 (= A-(A × G))
J	Death Benefit	9/2/2023	$90,000 (= greater of H and I)
Notes to Example
Purchaser is age 60 at issue.
The Account Values on 9/1/2023 and 9/2/2023 are assumed to be equal prior to the withdrawal.
F-1

Annual Step-Up Death Benefit
The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.
		Date	Amount
A	Initial Purchase Payment	9/1/2021	$100,000
B	Account Value	9/1/2022 (First Contract Anniversary)	$104,000
C	Death Benefit (Highest Anniversary Value)	As of 9/1/2022	$104,000 (= greater of A and B)
D	Account Value	9/1/2023 (Second Contract Anniversary)	$90,000
E	Death Benefit (Highest Contract Year Anniversary)	9/1/2023	$104,000 (= greater of B and D)
F	Withdrawal	9/2/2023	$9,000
G	Percentage Reduction in Account Value	9/2/2023	10% (= F/D)
H	Account Value after Withdrawal	9/2/2023	$81,000 (= D-F)
I	Highest Anniversary Value Reduced for Withdrawal	As of 9/2/2023	$93,600 (= E-(E × G))
J	Death Benefit	9/2/2023	$93,600 (= greater of H and I)
Notes to Example
Purchaser is age 60 at issue.
The Account Values on 9/1/2023 and 9/2/2023 are assumed to be equal prior to the withdrawal.
F-2

Compounded-Plus Death Benefit
The purpose of this example is to show how partial withdrawals reduce the Compounded-Plus death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.
		Date	Amount
A	Initial Purchase Payment	9/1/2021	$100,000
B	Account Value	9/1/2021 (First Contract Anniversary)	$104,000
C1	Account Value (Highest Anniversary Value)	9/1/2022	$104,000 (= greater of A and B)
C2	5% Annual Increase Amount	9/1/2022	$105,000 (= A × 1.05)
C3	Death Benefit	As of 9/1/2022	$105,000 (= greater of C1 and C2)
D	Account Value	9/1/2023 (Second Contract Anniversary)	$90,000
E1	Highest Anniversary Value	9/1/2023	$104,000 (= greater of C1 and D)
E2	5% Annual Increase Amount	As of 9/1/2023	$110,250 (= A × 1.05 × 1.05)
E3	Death Benefit	9/1/2023	$110,250 (= greater of E1 and E2)
F	Withdrawal	9/2/2023	$9,000
G	Percentage Reduction in Account Value	9/2/2023	10% (= F/D)
H	Account Value after Withdrawal	9/2/2023	$81,000 (= D-F)
I1	Highest Anniversary Value Reduced for Withdrawal	As of 9/2/2023	$93,600 (= E1-(E1 × G))
I2	5% Annual Increase Amount Reduced for Withdrawal	As of 9/2/2023	$99,238 (= E2-(E2 × G). Note: E2 includes additional day of interest at 5%)
I3	Death Benefit	9/2/2023	$99,238 (= greatest of H, I1 and I2)
Notes to Example
Purchaser is age 60 at issue.
The Account Values on 9/1/2023 and 9/2/2023 are assumed to be equal prior to the withdrawal.
F-3

Enhanced Death Benefit I
The purpose of these examples is to illustrate the operation of the Death Benefit Base under the Enhanced Death Benefit I rider.
(1) Withdrawal Adjustments to Annual Increase Amount
         Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary
         Assume the initial Purchase Payment is $100,000 and the Enhanced Death Benefit I is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).
         Proportionate adjustment when withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary
         Assume the initial Purchase Payment is $100,000 and the Enhanced Death Benefit I is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that withdrawal (10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).
         (For contracts issued with the Enhanced Death Benefit I rider based on applications and necessary information received in good order at our Annuity Service Center on or before May 1, 2009, the annual increase rate is 6% per year.)
(2) The Annual Increase Amount
        Example
         Assume the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit I rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary on or following the contract Owner's 90th birthday). At the tenth contract anniversary, when the contract Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.
        Determining a death benefit based on the Annual Increase Amount
         Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the subaccounts you selected. The Annual Increase Amount, however, accumulates an amount equal to your Purchase Payments at the Annual Increase Rate of 5% per year, until the contract anniversary on or following the contract Owner's 90th birthday. The Annual Increase Amount is also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The Annual Increase Amount is the value upon which a future death benefit amount can be based (if it is greater than the Highest Anniversary Value and Account Value on the date the death benefit amount is determined).
F-4

(3) The Highest Anniversary Value (HAV)
        Example
          Assume, as in the example in section (2) above, the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit I rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.
         Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000).
        Determining a death benefit based on the Highest Anniversary Value
         Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value is the value upon which a future death benefit amount can be based (if it is greater than the Annual Increase Amount and Account Value on the date the death benefit amount is determined).
(4) Putting It All Together
        Example
         Continuing the examples in sections (2) and (3) above, assume the contract Owner dies after the tenth contract anniversary but prior to the eleventh contract anniversary, and on the date the death benefit amount is determined, the Account Value is $150,000 due to poor market performance. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($162,889) is used as the Death Benefit Base. Because the Death Benefit Base ($162,889) is greater than the Account Value ($150,000), the Death Benefit Base will be the death benefit amount.
         The above example does not take into account the impact of premium and other taxes. The Death Benefit Base is not available for cash withdrawals and is only used for purposes of calculating the death benefit amount and the charge for the benefit.
(5) The Optional Step-Up
Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elect an Optional Step-Up.
The effect of the Optional Step-Up election is:
(1)  The Annual Increase Amount resets from $105,000 to $110,000; and
(2)  The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.
The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $112,000 due to poor market performance. You may NOT elect an Optional Step-Up at this time, because the Account Value is less than the Annual Increase Amount
F-5

(6) The Optional Step-Up: Automatic Annual Step-Up
Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.
The effect of the Optional Step-Up is:
(1)  The Annual Increase Amount automatically resets from $105,000 to $110,000; and
(2)  The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.
The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.
The effect of the Optional Step-Up is:
(1)  The Annual Increase Amount automatically resets from $115,500 to $120,000; and
(2)  The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.
Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).
The effect of the Optional Step-Up is:
(1)  The Annual Increase Amount automatically resets to the higher Account Value; and
(2)  The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.
After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up. The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary on or after your 90th birthday. Also, note the Enhanced Death Benefit I rider charge remains at its current level.
F-6

The Variable Annuity Contract
issued by
Brighthouse Life Insurance Company
and
Brighthouse Variable Annuity Account C
Class AA
April 30, 2021
This prospectus describes the flexible premium deferred variable annuity contract offered by Brighthouse Life Insurance Company (BLIC, the Company, or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans. Currently the contract is not available for new sales.
The annuity contract has 52 investment choices — a Fixed Account that offers an interest rate guaranteed by us, and 51 Investment Portfolios listed below.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
Invesco V.I. International Growth Fund
Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio (Class B)
American Funds® Balanced Allocation Portfolio (Class C)
American Funds® Growth Allocation Portfolio (Class C)
American Funds® Moderate Allocation Portfolio (Class C)
AQR Global Risk Balanced Portfolio (Class B)
BlackRock Global Tactical Strategies Portfolio (Class B)
Brighthouse Asset Allocation 100 Portfolio (Class B)
Brighthouse Balanced Plus Portfolio (Class B)
Brighthouse Small Cap Value Portfolio (Class B)
Brighthouse/Aberdeen Emerging Markets Equity
Portfolio (Class B)
Brighthouse/Franklin Low Duration Total Return Portfolio (Class B)
Clarion Global Real Estate Portfolio (Class B)
Invesco Balanced-Risk Allocation Portfolio (Class B)
Invesco Comstock Portfolio (Class B)
Invesco Small Cap Growth Portfolio (Class B)
JPMorgan Global Active Allocation Portfolio (Class B)
Loomis Sayles Growth Portfolio (Class B)
MetLife Multi-Index Targeted Risk Portfolio (Class B)
MFS® Research International Portfolio (Class B)
Morgan Stanley Discovery Portfolio (Class B)
PanAgora Global Diversified Risk Portfolio (Class B)
PIMCO Total Return Portfolio (Class B)
Schroders Global Multi-Asset Portfolio (Class B)
SSGA Growth and Income ETF Portfolio (Class B)
SSGA Growth ETF Portfolio (Class B)
T. Rowe Price Large Cap Value Portfolio (Class B)
T. Rowe Price Mid Cap Growth Portfolio (Class B)
Victory Sycamore Mid Cap Value Portfolio (Class B)
Western Asset Management Government Income Portfolio (Class B)
Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio (Class B)
BlackRock Bond Income Portfolio (Class B)
BlackRock Capital Appreciation Portfolio (Class A)
BlackRock Ultra-Short Term Bond Portfolio (Class B)
Brighthouse Asset Allocation 20 Portfolio (Class B)
Brighthouse Asset Allocation 40 Portfolio (Class B)
Brighthouse Asset Allocation 60 Portfolio (Class B)
Brighthouse Asset Allocation 80 Portfolio (Class B)
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)
Jennison Growth Portfolio (Class B)
Loomis Sayles Small Cap Growth Portfolio (Class B)
MetLife Stock Index Portfolio (Class B)
Neuberger Berman Genesis Portfolio (Class B)
T. Rowe Price Large Cap Growth Portfolio (Class B)
T. Rowe Price Small Cap Growth Portfolio (Class B)
Western Asset Management Strategic Bond Opportunities Portfolio (Class B)
Fidelity® Variable Insurance Products (Service Class 2)
Equity-Income Portfolio
Franklin Templeton Variable Insurance Products Trust (Class 2)
Templeton Foreign VIP Fund
1

PIMCO Variable Insurance Trust (Administrative Class)
PIMCO High Yield Portfolio
PIMCO Low Duration Portfolio
Putnam Variable Trust (Class IB)
Putnam VT Sustainable Leaders Fund
Please read this prospectus before investing and keep it on file for future reference. It contains important information about the BLIC Variable Annuity Contract.
To learn more about the BLIC Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated April 30, 2021. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 97 of this prospectus. For a free copy of the SAI, call us at (888) 243-1932, visit our website at www.brighthousefinancial.com, or write to us at: P.O. Box 305075, Nashville, TN 37230-5075.
The contracts:
•	are not bank deposits
•	are not FDIC insured
•	are not insured by any federal government agency
•	are not guaranteed by any bank or credit union
•	may be subject to loss of principal
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
April 30, 2021
2

TABLE OF CONTENTS	Page	Page

3

4

INDEX OF SPECIAL TERMS
Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.
Page
Account Value.................................................................24
Accumulation Phase........................................................17
Accumulation Unit..........................................................23
Annual Benefit Payment......................................58 and 65
Annuitant........................................................................96
Annuity Date..................................................................40
Annuity Options.............................................................41
Annuity Payments...........................................................40
Annuity Service Center......................................................8
Annuity Units..................................................................41
Beneficiary......................................................................95
Benefit Base.....................................................................65
Business Day...................................................................19
Contract Year.................................................................18
Death Benefit Base..........................................................74
Fixed Account.................................................................17
Free Look........................................................................23
Good Order....................................................................94
Guaranteed Accumulation Amount.................................70
Guaranteed Withdrawal Amount....................................66
GWB Withdrawal Rate...................................................65
Income Base....................................................................47
Income Phase..................................................................17
Investment Portfolios......................................................24
Joint Owners...................................................................95
Owner.............................................................................95
Purchase Payment...........................................................18
Remaining Guaranteed Withdrawal Amount..................57
Separate Account............................................................91
Total Guaranteed Withdrawal Amount...........................57
5

This page intentionally left blank.

HIGHLIGHTS
The variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company, where you agree to make at least one Purchase Payment to us and we agree to make a series of Annuity Payments at a later date. The contract has a maximum issue age and you should consult with your financial representative. The contract provides a means for investing on a tax-deferred basis in our Fixed Account and the Investment Portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select a guaranteed minimum income benefit (GMIB), a guaranteed withdrawal benefit (GWB), or a guaranteed minimum accumulation benefit (GMAB). We are obligated to pay all money we owe under the contracts, including death benefits, income payments, and any guaranteed amounts due under a GMIB, GWB, or GMAB. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See “Other Information — The Separate Account.”)
The contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the Accumulation Phase, we may assess a withdrawal charge of up to 7%. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.
The Income Phase occurs when you or a designated payee begin receiving regular Annuity Payments from your contract. You and the Annuitant (the person on whose life we base Annuity Payments) do not have to be the same, unless you purchase a tax qualified contract or elect a GMIB (see “Living Benefits — Guaranteed Income Benefits”).
You can have Annuity Payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. If you choose fixed Annuity Payments, the amount of each payment will not change during the Income Phase. There is no death benefit during the Income Phase, however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (or Beneficiaries) (see “Annuity Payments (The Income Phase)” for more information).
Tax Deferral and Qualified Plans. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See “Federal Income Tax Status.”)
State Variations. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, Free Look rights, age issuance limitations, transfer rights and limitations, the right to reject Purchase Payments, the right to assess transfer fees, requirements for unisex annuity rates, the general availability of certain riders, and the availability of certain features of riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.
Free Look. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. Unless otherwise required by state law, you will receive whatever your contract is worth on the day that we receive your cancellation request and we will not deduct a withdrawal charge. The amount you receive may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account,
7

if applicable). You bear the risk of any decline in Account Value. We do not refund any charges or deductions assessed during the Free Look period. We will return your Purchase Payment if required by law.
Tax Penalty. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a Non-Qualified Contract during the Accumulation Phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1⁄2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the Income Phase are considered partly a return of your original investment until your investment is returned.
Non-Natural Persons as Owners. If the Owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The Owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The Owner of this contract can also be a Beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two Owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the Owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.
Non-Natural Persons as Beneficiaries. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the contract will generally eliminate the Beneficiary's ability to stretch the contract or a spousal Beneficiary's ability to continue the contract and the living and/or death benefits.
Inquiries. If you need more information, please contact our Annuity Service Center at:
Brighthouse Life Insurance Company
Annuity Service Center
P.O. Box 305075
Nashville, TN 37230-5075
(888) 243-1932
Electronic Delivery. As an Owner you may elect to receive electronic delivery of current prospectuses related to this contract, as well as other contract related documents.
Contact us at www.brighthousefinancial.com for more information and to enroll.
8

FEE TABLES AND EXAMPLES
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer Account Value between investment options. State premium taxes of 0% to 3.5% may also be deducted.

Owner Transaction Expenses Table
Withdrawal Charge (Note 1) (as a percentage of Purchase Payments)	7%

Transfer Fee (Note 2)	$25 $0 (First 12 per year)

Note 1. If an amount withdrawn is determined to include the withdrawal of prior Purchase Payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See “Expenses — Withdrawal Charge.”)
Number of Complete Years from Receipt of Purchase Payment	Withdrawal Charge (% of Purchase Payment)
0	7
1	6
2	6
3	5
4	4
5	3
6	2
7 and thereafter	0

Note 2. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. We currently are waiving the transfer fee, but reserve the right to charge the fee in the future.
9

The next tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including Investment Portfolio fees and expenses.

Account Fee (Note 1)	$30
Separate Account Annual Expenses (Note 2)
(referred to as Separate Account Product Charges)
(as a percentage of average Account Value in the Separate Account)
Mortality and Expense Charge (Note 3)	1.05%
Administration Charge	0.25%
Total Separate Account Annual Expenses	1.30%

Death Benefit Rider Charges (Optional) (Note 4) (as a percentage of average Account Value in the Separate Account)
Optional Death Benefit — Annual Step-Up	0.20%
Optional Death Benefit — Compounded-Plus	0.35%
Additional Death Benefit — Earnings Preservation Benefit	0.25%

Total Separate Account Annual Expenses Including Highest Charges for Optional Death Benefits (Note 5)	1.90%

Note 1. An account fee of $30 is charged every Contract Year on the contract anniversary if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. (See “Expenses.”)
Note 2. Certain charges and expenses for contracts issued before May 1, 2004 are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See “Expenses.”)
Note 3. We are waiving the following amounts of the Mortality and Expense Charge: the amount, if any, equal to the underlying fund expenses that are in excess of 0.91% for the subaccount investing in the BlackRock Capital Appreciation Portfolio (Class A); the amount, if any, equal to the underlying fund expenses that are in excess of 0.83% for the subaccount investing in the T. Rowe Price Large Cap Value Portfolio (Class B); the amount, if any, equal to the underlying fund expenses that are in excess of 0.83% for the subaccount investing in the PIMCO Total Return Portfolio (Class B); and the amount, if any, equal to the underlying fund expenses that are in excess of 0.92% for the subaccount investing in the T. Rowe Price Large Cap Growth Portfolio (Class B).
Note 4. See below for an additional optional death benefit rider, the Enhanced Death Benefit I, for which the charge is assessed on the Death Benefit Base and deducted annually from the Account Value.
Note 5. This charge is determined by adding the Mortality and Expense Charge, the Administration Charge, the Optional Death Benefit — Compounded-Plus Charge, and the Additional Death Benefit — Earnings Preservation Benefit Charge.
10

Additional Optional Rider Charges (Note 1)
Guaranteed Minimum Income Benefit (GMIB) Rider Charges
(as a percentage of the Income Base (Note 2))

GMIB Plus II — maximum charge	1.50%
GMIB Plus II — current charge	1.00%

GMIB Plus I — maximum charge	1.50%
GMIB Plus I — current charge	0.80%

GMIB II and GMIB I	0.50%

Lifetime Withdrawal Guarantee Rider Charges
(as a percentage of the Total Guaranteed Withdrawal Amount (Note 3))

Lifetime Withdrawal Guarantee II
Single Life version — maximum charge	1.60%
Single Life version — current charge	1.25%

Joint Life version — maximum charge	1.80%
Joint Life version — current charge	1.50%

Lifetime Withdrawal Guarantee I
Single Life version — maximum charge	0.95%
Single Life version — current charge	0.50%

Joint Life version — maximum charge	1.40%
Joint Life version — current charge	0.70%

Note 1. You may only elect one living benefit rider at a time. The GMIB Plus II rider is the only living benefit rider that the Enhanced Death Benefit I rider may be elected with. Certain rider charges for contracts issued before February 24, 2008 are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See “Expenses.”)
Note 2. On the issue date, the Income Base is equal to your initial Purchase Payment. The Income Base is adjusted for subsequent Purchase Payments and withdrawals. See “Living Benefits — Guaranteed Income Benefits” for a definition of the term Income Base. The GMIB Plus II and GMIB Plus I rider charges may increase upon an Optional Step-Up or Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up or Optional Reset. (See “Expenses.”)
Note 3. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See “Living Benefits — Guaranteed Withdrawal Benefits” for a definition of the term Total Guaranteed Withdrawal Amount. The Lifetime Withdrawal Guarantee rider charges may increase upon an Automatic Annual Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Automatic Annual Step-Up. (See “Expenses.”)
11

Guaranteed Withdrawal Benefit Rider Charges
(as a percentage of the Guaranteed Withdrawal Amount (Note 4))

Enhanced Guaranteed Withdrawal Benefit — maximum charge	1.00%
Enhanced Guaranteed Withdrawal Benefit — current charge	0.55%

Guaranteed Withdrawal Benefit I — maximum charge	0.95%
Guaranteed Withdrawal Benefit I — current charge	0.50%

Guaranteed Minimum Accumulation Benefit Rider Charge
(as a percentage of the Guaranteed Accumulation Amount (Note 5))	0.75%

Enhanced Death Benefit Rider Charges
(as a percentage of the Death Benefit Base (Note 6))

Enhanced Death Benefit I — maximum charge	1.50%
Enhanced Death Benefit I (issue age 69 or younger) — current charge	0.65%
Enhanced Death Benefit I (issue age 70-75) — current charge	0.90%

Note 4. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See “Living Benefits — Guaranteed Withdrawal Benefits” for definitions of the terms Guaranteed Withdrawal Amount and GWB Bonus Amount. The Enhanced Guaranteed Withdrawal Benefit and Guaranteed Withdrawal Benefit I rider charges may increase upon an Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Reset. (See “Expenses.”)
Note 5. The Guaranteed Accumulation Amount is initially set at an amount equal to a percentage of your initial Purchase Payment. The Guaranteed Accumulation Amount is adjusted for additional Purchase Payments made during the first 120 days of the contract and for withdrawals. See “Living Benefits — Guaranteed Minimum Accumulation Benefit” for a definition of the term Guaranteed Accumulation Amount.
Note 6. The Death Benefit Base is initially set at an amount equal to your initial Purchase Payment. The Death Benefit Base is adjusted for subsequent Purchase Payments and withdrawals. For a definition of the term Death Benefit Base, see “Death Benefit — Optional Death Benefit — Enhanced Death Benefit I.” The Enhanced Death Benefit I rider charge may increase upon an Optional Step-Up, but it will not exceed the maximum charge listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up. (See “Expenses.”)
12

The next table shows the minimum and maximum total operating expenses charged by the Investment Portfolios that you may pay periodically during the time that you own the contract. Certain Investment Portfolios may impose a redemption fee in the future. More detail concerning each Investment Portfolio's fees and expenses is contained in the prospectuses for the Investment Portfolios and in the following tables. For information concerning compensation paid for the sale of the contracts, see “Other Information — Distributor.”
Minimum and Maximum Total Annual Investment Portfolio Operating Expenses
	Minimum	Maximum
Total Annual Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.53%	1.29%
Investment Portfolio Fees and Expenses as of December 31, 2020
(as a percentage of average daily net assets)
The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.
Investment Portfolio	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. International Growth Fund	0.71%	0.25%	0.20%	0.01%	1.17%	—	1.17%
Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio	0.61%	0.25%	0.04%	0.01%	0.91%	0.02%	0.89%
American Funds® Balanced Allocation Portfolio	0.06%	0.55%	0.01%	0.40%	1.02%	—	1.02%
American Funds® Growth Allocation Portfolio	0.06%	0.55%	0.01%	0.42%	1.04%	—	1.04%
American Funds® Moderate Allocation Portfolio	0.06%	0.55%	0.02%	0.38%	1.01%	—	1.01%
AQR Global Risk Balanced Portfolio	0.62%	0.25%	0.03%	0.05%	0.95%	0.01%	0.94%
BlackRock Global Tactical Strategies Portfolio	0.66%	0.25%	0.02%	0.08%	1.01%	0.06%	0.95%
Brighthouse Asset Allocation 100 Portfolio	0.07%	0.25%	0.02%	0.65%	0.99%	—	0.99%
Brighthouse Balanced Plus Portfolio	0.24%	0.25%	0.01%	0.42%	0.92%	0.01%	0.91%
Brighthouse Small Cap Value Portfolio	0.75%	0.25%	0.04%	0.08%	1.12%	0.01%	1.11%
Brighthouse/Aberdeen Emerging Markets Equity Portfolio	0.95%	0.25%	0.09%	—	1.29%	0.10%	1.19%
Brighthouse/Franklin Low Duration Total Return Portfolio	0.50%	0.25%	0.06%	0.01%	0.82%	0.09%	0.73%
Clarion Global Real Estate Portfolio	0.63%	0.25%	0.05%	—	0.93%	0.04%	0.89%
Invesco Balanced-Risk Allocation Portfolio	0.64%	0.25%	0.04%	0.02%	0.95%	0.02%	0.93%
Invesco Comstock Portfolio	0.57%	0.25%	0.03%	—	0.85%	0.01%	0.84%
Invesco Small Cap Growth Portfolio	0.85%	0.25%	0.04%	—	1.14%	0.08%	1.06%
JPMorgan Global Active Allocation Portfolio	0.72%	0.25%	0.06%	—	1.03%	0.06%	0.97%
Loomis Sayles Growth Portfolio	0.57%	0.25%	0.02%	—	0.84%	0.02%	0.82%
13

Investment Portfolio	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
MetLife Multi-Index Targeted Risk Portfolio	0.17%	0.25%	0.01%	0.22%	0.65%	—	0.65%
MFS ® Research International Portfolio	0.70%	0.25%	0.05%	—	1.00%	0.11%	0.89%
Morgan Stanley Discovery Portfolio	0.64%	0.25%	0.02%	—	0.91%	0.03%	0.88%
PanAgora Global Diversified Risk Portfolio	0.65%	0.25%	0.20%	0.03%	1.13%	—	1.13%
PIMCO Total Return Portfolio	0.48%	0.25%	0.11%	—	0.84%	0.03%	0.81%
Schroders Global Multi-Asset Portfolio	0.63%	0.25%	0.06%	—	0.94%	0.01%	0.93%
SSGA Growth and Income ETF Portfolio	0.31%	0.25%	0.01%	0.19%	0.76%	—	0.76%
SSGA Growth ETF Portfolio	0.32%	0.25%	0.03%	0.20%	0.80%	—	0.80%
T. Rowe Price Large Cap Value Portfolio	0.57%	0.25%	0.02%	—	0.84%	0.06%	0.78%
T. Rowe Price Mid Cap Growth Portfolio	0.75%	0.25%	0.03%	—	1.03%	—	1.03%
Victory Sycamore Mid Cap Value Portfolio	0.65%	0.25%	0.05%	—	0.95%	0.10%	0.85%
Western Asset Management Government Income Portfolio	0.43%	0.25%	0.04%	—	0.72%	0.03%	0.69%
Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio	0.79%	0.25%	0.05%	—	1.09%	0.12%	0.97%
BlackRock Bond Income Portfolio	0.34%	0.25%	0.05%	—	0.64%	—	0.64%
BlackRock Capital Appreciation Portfolio	0.69%	—	0.03%	—	0.72%	0.09%	0.63%
BlackRock Ultra-Short Term Bond Portfolio	0.35%	0.25%	0.04%	—	0.64%	0.03%	0.61%
Brighthouse Asset Allocation 20 Portfolio	0.10%	0.25%	0.03%	0.54%	0.92%	0.03%	0.89%
Brighthouse Asset Allocation 40 Portfolio	0.06%	0.25%	—	0.57%	0.88%	—	0.88%
Brighthouse Asset Allocation 60 Portfolio	0.05%	0.25%	—	0.60%	0.90%	—	0.90%
Brighthouse Asset Allocation 80 Portfolio	0.05%	0.25%	0.01%	0.63%	0.94%	—	0.94%
Brighthouse/Wellington Core Equity Opportunities Portfolio	0.71%	0.25%	0.02%	—	0.98%	0.12%	0.86%
Jennison Growth Portfolio	0.60%	0.25%	0.02%	—	0.87%	0.08%	0.79%
Loomis Sayles Small Cap Growth Portfolio	0.90%	0.25%	0.07%	—	1.22%	0.09%	1.13%
MetLife Stock Index Portfolio	0.25%	0.25%	0.03%	—	0.53%	0.01%	0.52%
Neuberger Berman Genesis Portfolio	0.82%	0.25%	0.04%	—	1.11%	0.01%	1.10%
T. Rowe Price Large Cap Growth Portfolio	0.60%	0.25%	0.03%	—	0.88%	0.05%	0.83%
T. Rowe Price Small Cap Growth Portfolio	0.47%	0.25%	0.03%	—	0.75%	—	0.75%
Western Asset Management Strategic Bond Opportunities Portfolio	0.57%	0.25%	0.03%	—	0.85%	0.05%	0.80%
Fidelity ® Variable Insurance Products
Equity-Income Portfolio	0.43%	0.25%	0.10%	—	0.78%	—	0.78%
Franklin Templeton Variable Insurance Products Trust
Templeton Foreign VIP Fund	0.81%	0.25%	0.05%	0.02%	1.13%	0.02%	1.11%
PIMCO Variable Insurance Trust
PIMCO High Yield Portfolio	0.60%	0.15%	0.04%	—	0.79%	—	0.79%
PIMCO Low Duration Portfolio	0.50%	0.15%	0.04%	—	0.69%	—	0.69%
Putnam Variable Trust
Putnam VT Sustainable Leaders Fund	0.55%	0.25%	0.11%	—	0.91%	—	0.91%
14

The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2022. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios’ prospectuses for additional information regarding these arrangements.
Certain Investment Portfolios that have “Acquired Fund Fees and Expenses” are “funds of funds.” A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.
15

Examples
These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Owner Transaction Expenses, the Account Fee, Separate Account Annual Expenses, and Investment Portfolio Fees and Expenses.
The Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume: (a) maximum and (b) minimum fees and expenses of any of the Investment Portfolios (before any waiver and/or reimbursement). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Chart 1. Chart 1 assumes you select the Enhanced Death Benefit I rider (assuming the maximum 1.50% charge applies in all Contract Years), the Additional Death Benefit — Earnings Preservation Benefit, and the GMIB Plus II rider (assuming the maximum 1.50% charge applies in all Contract Years), which is the most expensive way to purchase the contract.
(1) If you surrender your contract at the end of the applicable time period:
Time Periods
	1 year	3 years	5 years	10 years
maximum	$1,314	$2,358	$3,436	$6,464
minimum	$1,224	$2,097	$3,014	$5,703

(2) If you do not surrender your contract or if you annuitize at the end of the applicable time period:
Time Periods
	1 year	3 years	5 years	10 years
maximum	$614	$1,818	$3,076	$6,464
minimum	$524	$1,557	$2,654	$5,703

Chart 2. Chart 2 assumes you do not select any optional death benefit riders or living benefit riders, which is the least expensive way to purchase the contract.
(1) If you surrender your contract at the end of the applicable time period:
Time Periods
	1 year	3 years	5 years	10 years
maximum	$989	$1,364	$1,746	$2,912
minimum	$899	$1,093	$1,291	$1,990

(2) If you do not surrender your contract or if you annuitize at the end of the applicable time period:
Time Periods
	1 year	3 years	5 years	10 years
maximum	$289	$824	$1,386	$2,912
minimum	$199	$553	$ 931	$1,990
The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the Accumulation Unit value history appears in Appendix A of this prospectus as well as in the SAI.
16

THE ANNUITY CONTRACT
This prospectus describes the variable annuity contract offered by us.
The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on a designated date that you select. Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Phase. If you die during the Accumulation Phase, your Beneficiary (or Beneficiaries) will receive the death benefit under your contract (see “Death Benefit” for more information). Once you begin receiving Annuity Payments, your contract switches to the Income Phase. There is no death benefit during the Income Phase; however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary(ies) (see “Annuity Payments (The Income Phase)” for more information).
The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See “Federal Income Tax Status.”)
The contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Income Phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see “Living Benefits”).
In most states, the contract also contains a Fixed Account option (contact your financial representative regarding your state). The Fixed Account is part of our general account and offers an interest rate that is guaranteed by us. The minimum interest rate depends on the date your contract is issued but will not be less than 1%. Your financial representative can tell you the current and minimum interest rates that apply. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940. If you select the Fixed Account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the total interest credited to your contract. The Fixed Account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed Annuity Payment option during the Income Phase, payments are made from our general account assets. All guarantees as to Purchase Payments or Account Value allocated to the Fixed Account, interest credited to the Fixed Account, and fixed Annuity Payments are subject to our financial strength and claims-paying ability.
The amount of the Annuity Payments you receive during the Income Phase from a fixed Annuity Payment option of the contract will remain level for the entire Income Phase. (Please see “Annuity Payments (The Income Phase)” for more information.)
As Owner of the contract, you exercise all interests and rights under the contract. You can change the Owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by Joint Owners (limited to two natural persons). We provide more information on this under “Other Information — Ownership.”
All contract provisions will be interpreted and administered in accordance with the requirements of the Internal Revenue Code (the “Code”). Any Code references to “spouses” include those persons who enter into lawful marriages under state law, regardless of sex.
PURCHASE
We reserve the right to reject any application.
17

Purchase Payments
A Purchase Payment is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. You may also be permitted to make subsequent Purchase Payments. Initial and subsequent Purchase Payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent Purchase Payments. The manner in which subsequent Purchase Payments may be restricted is discussed below.
General Requirements for Purchase Payments. The following requirements apply to initial and subsequent Purchase Payments:
•	The minimum initial Purchase Payment we will accept is $5,000 when the contract is purchased as a Non-Qualified Contract.
•	If you are purchasing the contract as part of an IRA (Individual Retirement Annuity) or other qualified plan, the minimum initial Purchase Payment we will accept is $2,000.
•	The maximum total Purchase Payments for the contract is $1,000,000, without prior approval from us.
•	The minimum subsequent Purchase Payment is $500 unless you have elected an electronic funds transfer program approved by us, in which case the minimum subsequent Purchase Payment is $100 per month.
•	We will accept a different amount if required by federal tax law.
•	We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See “Access to Your Money.”)
•	We will not accept Purchase Payments made with cash, money orders, or travelers checks.
Restrictions on Subsequent Purchase Payments. We may restrict your ability to make subsequent Purchase Payments. We will notify you in advance if we impose restrictions on subsequent Purchase Payments. You and your financial representative should carefully consider whether our ability to restrict subsequent Purchase Payments is consistent with your investment objectives.
•	We reserve the right to reject any Purchase Payment and to limit future Purchase Payments. This means that we may restrict your ability to make subsequent Purchase Payments for any reason, subject to applicable requirements in your state. We may make certain exceptions to restrictions on subsequent Purchase Payments in accordance with our established administrative procedures.
•	Certain riders have current restrictions on subsequent Purchase Payments that are described in more detail below. For more information, see these subsections below: “Restrictions on Subsequent Purchase Payments — GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I,” and “Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB.”
Termination for Low Account Value
We may terminate your contract by paying you the Account Value in one sum if, prior to the Annuity Date, you do not make Purchase Payments for two consecutive Contract Years, the total amount of Purchase Payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the Account Value on or after the end of such two year period is less than $2,000. (A Contract Year is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.) Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract. We will not terminate the contract if it includes a Lifetime Withdrawal Guarantee rider or Guaranteed Minimum Accumulation Benefit rider. In addition, we will not terminate any contract that includes a Guaranteed Withdrawal Benefit or Guaranteed Minimum Income Benefit rider or a guaranteed death benefit if at the time the termination would otherwise occur the Benefit Base/Income Base of the living benefit rider, or the guaranteed amount under any death benefit, is greater than the Account Value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.
18

Allocation of Purchase Payments
When you purchase a contract, we will allocate your Purchase Payment to the Fixed Account and/or any of the Investment Portfolios you have selected. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time your initial Purchase Payment is allocated. Each allocation must be at least $500 and must be in whole numbers. In addition, see Appendix A and B to this prospectus for more information about available Investment Portfolios.
We have reserved the right to restrict payments to the Fixed Account if any of the following conditions exist:
•	the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or
•	your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or
•	a transfer was made out of the Fixed Account within the previous 180 days.
Once we receive your Purchase Payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee’s administrative procedures), we will issue your contract and allocate your first Purchase Payment within 2 Business Days. A Business Day is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See “Other Information — Requests and Elections.”) However, if you allocate Purchase Payments to a discontinued Investment Portfolio (see Appendix A), we will request reallocation instructions, or if we are unable to obtain such instructions, we will return your Purchase Payment to you.
We may restrict the investment options available to you if you select certain optional riders. These restrictions are intended to reduce the risk of investment losses that could require us to use our own assets to pay amounts due under the selected optional rider.
If you choose the Guaranteed Minimum Income Benefit Plus II rider, Lifetime Withdrawal Guarantee II rider, or Enhanced Death Benefit I rider, we require you to allocate your Purchase Payments and Account Value as described below under “Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I” until the rider terminates.
If you choose the GMIB Plus I rider or the Lifetime Withdrawal Guarantee I rider, until the rider terminates, we require you to allocate your Purchase Payments and Account Value as described in “Living Benefits — Guaranteed Income Benefits — Description of GMIB Plus I” and “Living Benefits — Guaranteed Withdrawal Benefits — Description of the Lifetime Withdrawal Guarantee I.”
If you choose the Guaranteed Minimum Accumulation Benefit rider, until the rider terminates, we require you to allocate your Purchase Payments and Account Value solely to one Investment Portfolio (see “Living Benefits — Guaranteed Minimum Accumulation Benefit”) (you may participate in the EDCA program, subject to restrictions).
If you make additional Purchase Payments, we will allocate them in the same way as your first Purchase Payment unless you tell us otherwise. However, if you make an additional Purchase Payment while an EDCA or Dollar Cost Averaging (DCA) program is in effect, we will not allocate the additional Purchase Payment to the EDCA or DCA program, unless you tell us to do so. Instead, unless you give us other instructions, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the EDCA or DCA program. (See “Investment Options — Dollar Cost Averaging Programs.”) You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time you submit a subsequent Purchase Payment. If you wish to allocate the payment to more than 18 Investment Portfolios (including the Fixed Account), we must have your request to allocate future Purchase Payments to more than 18 Investment Portfolios on record before we can apply your subsequent Purchase Payment to your chosen allocation. If there are Joint Owners, unless we are instructed to the contrary, we will accept allocation instructions from either Joint Owner.
19

We reserve the right to make certain changes to the Investment Portfolios. (See “Investment Options — Substitution of Investment Options.”)
Investment Allocation Restrictions for Certain Riders
Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I
Allocation. If you elect the GMIB Plus II, the Lifetime Withdrawal Guarantee II, or the Enhanced Death Benefit I, you must comply with certain investment allocation restrictions. Specifically, you must allocate according to either (A) or (B) below:
(A) You must allocate:
•	100% of your Purchase Payments or Account Value among the AB Global Dynamic Allocation Portfolio, American Funds® Balanced Allocation Portfolio, American Funds® Growth Allocation Portfolio, American Funds® Moderate Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Brighthouse Asset Allocation 20 Portfolio, Brighthouse Asset Allocation 40 Portfolio, Brighthouse Asset Allocation 60 Portfolio, Brighthouse Asset Allocation 80 Portfolio, Brighthouse Balanced Plus Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Schroders Global Multi-Asset Portfolio, SSGA Growth and Income ETF Portfolio, SSGA Growth ETF Portfolio, BlackRock Ultra-Short Term Bond Portfolio, and/or the Fixed Account
OR
(B) You must allocate:
•	at least 15% of Purchase Payments or Account Value to Platform 1 portfolios and/or to the Fixed Account;
•	up to 85% of Purchase Payments or Account Value to Platform 2 portfolios;
•	up to 15% of Purchase Payments or Account Value to Platform 3 portfolios; and
•	up to 15% of Purchase Payments or Account Value to Platform 4 portfolios.
(See the “EDCA” section below for information on allocating Purchase Payments to the EDCA account under option (B). You may not allocate Purchase Payments to the Dollar Cost Averaging program under option (B).)
The investment options in each Platform are:
Platform 1
Fixed Account
BlackRock Bond Income Portfolio
BlackRock Ultra-Short Term Bond Portfolio
Brighthouse/Franklin Low Duration Total Return Portfolio
PIMCO Total Return Portfolio
Western Asset Management Government Income Portfolio
Platform 2
AB Global Dynamic Allocation Portfolio
American Funds® Balanced Allocation Portfolio
American Funds® Growth Allocation Portfolio
American Funds® Moderate Allocation Portfolio
AQR Global Risk Balanced Portfolio
Baillie Gifford International Stock Portfolio
BlackRock Capital Appreciation Portfolio
BlackRock Global Tactical Strategies Portfolio
Brighthouse Asset Allocation 20 Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Asset Allocation 80 Portfolio
Brighthouse Asset Allocation 100 Portfolio
Brighthouse Balanced Plus Portfolio
Brighthouse/Wellington Core Equity Opportunities Portfolio
Fidelity VIP Equity-Income Portfolio
Invesco Balanced-Risk Allocation Portfolio
Invesco Comstock Portfolio
Invesco V.I. International Growth Fund
Jennison Growth Portfolio
JPMorgan Global Active Allocation Portfolio
Loomis Sayles Growth Portfolio
MetLife Multi-Index Targeted Risk Portfolio
MetLife Stock Index Portfolio
MFS® Research International Portfolio
PanAgora Global Diversified Risk Portfolio
PIMCO High Yield Portfolio
Schroders Global Multi-Asset Portfolio
SSGA Growth and Income ETF Portfolio
SSGA Growth ETF Portfolio
T. Rowe Price Large Cap Growth Portfolio
T. Rowe Price Large Cap Value Portfolio
20

Templeton Foreign VIP Fund
Western Asset Management Strategic Bond Opportunities Portfolio
Platform 3
Morgan Stanley Discovery Portfolio
Putnam VT Sustainable Leaders Fund
T. Rowe Price Mid Cap Growth Portfolio
Victory Sycamore Mid Cap Value Portfolio
Platform 4
Brighthouse/Aberdeen Emerging Markets Equity Portfolio
Brighthouse Small Cap Value Portfolio
Clarion Global Real Estate Portfolio
Invesco Small Cap Growth Portfolio
Loomis Sayles Small Cap Growth Portfolio
Neuberger Berman Genesis Portfolio
T. Rowe Price Small Cap Growth Portfolio
Your Purchase Payments and transfer requests must be allocated in accordance with the above limitations. We will reject any Purchase Payments or transfer requests that do not comply with the above limitations.
We determine whether an investment option is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of an investment option in the event that an investment option is added, deleted, substituted, merged or otherwise reorganized. You will not be required to reallocate Purchase Payments or Account Value that you allocated to an investment option before we changed its classification, unless you make a new Purchase Payment or request a transfer among investment options (other than pursuant to rebalancing and Enhanced Dollar Cost Averaging programs in existence at the time the classification of the investment option changed). If you make a new Purchase Payment or request a transfer among investment options, you will be required to take the new classification into account in the allocation of your entire Account Value. We will provide you with prior written notice of any changes in classification of investment options. See “Investment Options” below for information about Investment Portfolios that employ a managed volatility strategy.
Rebalancing. If you choose to allocate according to (B) above, we will rebalance your Account Value on a quarterly basis based on your most recent allocation of Purchase Payments that complies with the allocation limitations described above. We will also rebalance your Account Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a Business Day, the reallocation will occur on the next Business Day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.
The rebalancing requirement described above does not apply if you choose to allocate according to (A) above.
Subsequent Purchase Payments. Subsequent Purchase Payments must be allocated in accordance with the above limitations. When allocating according to (B) above, it is important to remember that the entire Account Value will be immediately reallocated according to any new allocation instructions that accompany a subsequent Purchase Payment, if the new allocation instructions differ from those previously received for the contract. Allocating according to (B) does not permit you to specify different allocations for individual Purchase Payments. Due to the rebalancing and reallocation requirements of (B), the entire account will be immediately reallocated according to the most recently provided allocation instructions.
Example:
Your Account Value is $100,000 and allocated 70% to the Invesco Comstock Index Portfolio and 30% to the PIMCO Total Return Portfolio using Option B of the Portfolio Flexibility Program. You make a subsequent Purchase Payment of $5,000 and provide instructions to allocate 100% of that payment to the BlackRock Ultra-Short Term Bond Portfolio. As a result of the new allocation instructions, your entire Account Value of $105,000 will then be reallocated to the BlackRock Ultra-Short Term Bond Portfolio.
EDCA. If you choose to allocate according to (B) above and you choose to allocate a Purchase Payment to the EDCA account, that entire Purchase Payment must be allocated only to the EDCA account. Any transfer from an EDCA account must be allocated in accordance with the limitations described under (B) above. In addition, if you made previous Purchase Payments before allocating a
21

Purchase Payment to the EDCA account, all transfers from an EDCA account must be allocated to the same investment options as your most recent allocations for Purchase Payments.
Changing Purchase Payment Allocation Instructions. You may change your Purchase Payment allocation instructions under (B) above at any time by providing notice to us, at our Annuity Service Center, or by any other method acceptable to us, provided that such instructions comply with the allocation limits described above. If you provide new allocation instructions for Purchase Payments and if these instructions conform to the allocation limits described under (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future Purchase Payment, EDCA account transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.
Transfers. Please note that any transfer request must result in an Account Value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.
Restrictions on Subsequent Purchase Payments — GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I
Current Restrictions on Subsequent Purchase Payments. If applicable in your state and except as noted below, until further notice we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 17, 2012 if your contract was issued with one or more of the following riders: GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I. You still will be permitted to transfer Account Value among the Investment Portfolios available with your contract and rider. If subsequent Purchase Payments will be permitted in the future, we will notify you in writing, in advance of the date the restriction will end.
We will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the “Purchase — Termination for Low Account Value” section; or (b) the rider charge is greater than your Account Value.
In addition, for IRAs (including annuity contracts held under Custodial IRAs), we will permit subsequent Purchase Payments up to your applicable annual IRS limits, provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan or tax-qualified investment. We will permit subsequent Purchase Payments for Qualified Contracts (other than IRAs and annuity contracts held under Custodial IRAs), provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan.
Restrictions on Subsequent Purchase Payments for GMIB Plus II after Rider Terminates. The restrictions on subsequent Purchase Payments described above will no longer apply, if:
1)	you elected only the GMIB Plus II rider, and it terminates (see “Living Benefits – Guaranteed Income Benefits – Description of GMIB Plus II”); or
2)	you elected both the GMIB Plus II and the EDB I, and both riders terminate (see “Living Benefits – Guaranteed Income Benefits – Description of GMIB Plus II” and “Death Benefit — Optional Death Benefit — Enhanced Death Benefit I”).
However, if you elected both the GMIB Plus II and the EDB I riders, and only the GMIB Plus II rider has terminated, the restrictions on subsequent Purchase Payments described above will continue to apply.
If your contract was issued in one of the following states, this restriction on subsequent Purchase Payments does not apply and you may continue to make subsequent Purchase Payments at this time: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, Oregon, Pennsylvania, Texas, Utah, or Washington.
Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB
Current Restrictions on Subsequent Purchase Payments. If applicable in your state and except as noted below, until further notice we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 17, 2012 if your contract was issued with one of the following optional riders: GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB. You still will be permitted to transfer Account Value among the Investment Portfolios available with your contract and rider. If subsequent Purchase Payments will be permitted in the future, we will notify you in writing, in advance of the date the restriction will end.
22

We will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the “Purchase – Termination for Low Account Value” section; or (b) the rider charge is greater than your Account Value.
In addition, for IRAs (including annuity contracts held under Custodial IRAs), we will permit subsequent Purchase Payments up to your applicable annual IRS limits, provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan or tax-qualified investment. We will permit subsequent Purchase Payments for Qualified Contracts (other than IRAs and annuity contracts held under Custodial IRAs), provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan.
Restrictions on Subsequent Purchase Payments for GMIB Plus I after Rider Terminates. If you elected the GMIB Plus I rider and it terminates (see “Living Benefits – Guaranteed Income Benefits – Description of GMIB Plus I”), the restrictions on subsequent Purchase Payments described above will no longer apply.
If your contract was issued in one of the following states, this restriction on subsequent Purchase Payments does not apply and you may continue to make subsequent Purchase Payments at this time: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, Oregon, Pennsylvania, Texas, Utah, or Washington.
Free Look
If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this Free Look period, we will not assess a withdrawal charge. Unless otherwise required by state law, you will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account, if applicable) according to your Purchase Payment allocation during the Free Look period. This means that you bear the risk of any decline in the value of your contract due to Investment Portfolio performance during the Free Look period. We do not refund any charges or deductions assessed during the Free Look period. In certain states, we are required to give you back your
Purchase Payment if you decide to cancel your contract during the Free Look period.
Accumulation Units
The portion of your Account Value allocated to the Separate Account will go up or down depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of this portion of your Account Value, we use a unit of measure we call an Accumulation Unit. (An Accumulation Unit works like a share of a mutual fund.) In addition to the investment performance of the Investment Portfolio, the deduction of Separate Account charges also affects an Investment Portfolio’s Accumulation Unit value, as explained below.
Every Business Day as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:
1)    dividing the net asset value per share of the Investment Portfolio at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Portfolio as of that day, by the net asset value per share of the Investment Portfolio for the previous Business Day, and
2)    multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit, the Compounded-Plus Death Benefit, and/or the Additional Death Benefit — Earnings Preservation Benefit) for each day since the last Business Day and any charges for taxes.
The value of an Accumulation Unit may go up or down from day to day.
When you make a Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio.
Purchase Payments and transfer requests are credited to a contract on the basis of the Accumulation Unit value next determined after receipt of a Purchase Payment or transfer request. Purchase Payments or transfer requests received before the close of the New York Stock Exchange will be credited to your contract that day, after the New York
23

Stock Exchange closes. Purchase Payments or transfer requests received after the close of the New York Stock Exchange, or on a day when the New York Stock Exchange is not open, will be treated as received on the next day the New York Stock Exchange is open (the next Business Day).
Example:
On Monday we receive an additional Purchase Payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Victory Sycamore Mid Cap Value Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an Accumulation Unit for the Victory Sycamore Mid Cap Value Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 Accumulation Units for the Victory Sycamore Mid Cap Value Portfolio.
Account Value
Account Value is equal to the sum of your interests in the Investment Portfolios, the Fixed Account, and the EDCA account. Your interest in each Investment Portfolio is determined by multiplying the number of Accumulation Units for that portfolio by the value of the Accumulation Unit.
Replacement of Contracts
Exchange Programs. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The Account Value of this contract attributable to the exchanged assets will not be subject to any withdrawal charge or be eligible for the Enhanced Dollar Cost Averaging program or the Three Month Market Entry Program (see “Investment Options — Dollar Cost Averaging Programs”). Any additional Purchase Payments contributed to the new contract will be subject to all fees and charges, including the withdrawal charge described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new contract offered by this prospectus. Then, you should compare the fees and charges (for example, the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.
Other Exchanges. Generally, you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a withdrawal charge on your old annuity, and there will be a new withdrawal charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your financial representative whether the exchange would be advantageous, given the contract features, benefits and charges.
INVESTMENT OPTIONS
The contract offers 51 Investment Portfolios, which are listed below. Additional Investment Portfolios may be available in the future.
You should read the prospectuses for these funds carefully before investing. You can obtain copies of the fund prospectuses by calling or writing to us at: Brighthouse Life Insurance Company, Annuity Service Center, P.O. Box 305075, Nashville, TN 37230-5075, (888) 243-1932. You can also obtain information about the funds (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission’s website at http://www.sec.gov. Appendix B contains a summary of advisers, subadvisers, and investment objectives for each Investment Portfolio.
24

The investment objectives and policies of certain of the Investment Portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the Investment Portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers. Also, in selecting your Investment Portfolios, you should be aware that certain Investment Portfolios may have similar investment objectives but differ with respect to fees and charges.
Shares of the Investment Portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various Owners participating in, and the interests of qualified plans investing in the Investment Portfolios may conflict. The Investment Portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.
The Investment Portfolios listed below are managed in a way that is intended to minimize volatility of returns (referred to as a “managed volatility strategy”).
(a) AB Global Dynamic Allocation Portfolio
(b) AQR Global Risk Balanced Portfolio
(c) BlackRock Global Tactical Strategies Portfolio
(d) Brighthouse Balanced Plus Portfolio
(e) Invesco Balanced-Risk Allocation Portfolio
(f) JPMorgan Global Active Allocation Portfolio
(g) MetLife Multi-Index Targeted Risk Portfolio
(h) PanAgora Global Diversified Risk Portfolio
(i) Schroders Global Multi-Asset Portfolio
Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors or general market conditions. Bond prices may fluctuate because they move in the opposite direction of interest rates. Foreign investing carries additional risks such as currency and market volatility. A managed volatility strategy is designed to reduce volatility of returns to the above Investment Portfolios from investing in stocks and bonds. This strategy seeks to reduce such volatility by “smoothing” returns, which may result in an Investment Portfolio outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. This means that in periods of high market volatility, this managed volatility strategy could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Account Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Other Investment Portfolios may offer the potential for higher returns.
If you elect certain optional riders, you will be subject to investment allocation restrictions that include these Investment Portfolios. This is intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under those riders. You pay an additional fee for a guaranteed benefit which, in part, pays for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, a managed volatility strategy might not provide meaningful additional benefit to you. Please see the Investment Portfolio prospectuses for more information in general, as well as more information about the managed volatility strategy.
Certain Payments We Receive with Regard to the Investment Portfolios. An investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the Investment Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Investment Portfolio assets. Contract Owners, through their indirect investment in the Investment Portfolios, bear the costs of these advisory fees (see the prospectuses for the Investment Portfolios for more information). The amount of the payments we receive is based on a percentage of assets of the Investment Portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers
25

or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.
Additionally, an investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.
We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, Brighthouse Investment Advisers, LLC, which is formed as a “limited liability company.” Our ownership interests in Brighthouse Investment Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser. (See “Fee Tables and Examples — Investment Portfolio Fees and Expenses” for information on the management fees paid by the Investment Portfolios and the Statements of Additional Information for the Investment Portfolios for information on the management fees paid by the adviser to the subadvisers.)
Certain Investment Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. (See “Fee Tables and Examples — Investment Portfolio Fees and Expenses” for the amounts of the 12b-1 fees.) An Investment Portfolio's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. (See “Other Information — Distributor” for more information.) Payments under an Investment Portfolio's 12b-1 Plan decrease the Investment Portfolio's investment return.
We select the Investment Portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or subadviser is one of our affiliates or whether the Investment Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment adviser are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Investment Portfolios periodically and may remove an Investment Portfolio or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the Investment Portfolio has not attracted significant allocations from contract Owners. In some cases, we have included Investment Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Investment Portfolios they recommend and may benefit accordingly from the allocation of Account Value to such Investment Portfolios.
We do not provide any investment advice and do not recommend or endorse any particular Investment Portfolio. You bear the risk of any decline in the Account Value of your contract resulting from the performance of the Investment Portfolios you have chosen.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is a mutual fund with multiple portfolios. Invesco Advisers, Inc. is the investment adviser to each portfolio. The following portfolio is available under the contract:
Invesco V.I. International Growth Fund
Brighthouse Funds Trust I
Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:
AB Global Dynamic Allocation Portfolio (Class B)
American Funds® Balanced Allocation Portfolio (Class C)
26

American Funds® Growth Allocation Portfolio (Class C)
American Funds® Moderate Allocation Portfolio (Class C)
AQR Global Risk Balanced Portfolio (Class B)
BlackRock Global Tactical Strategies Portfolio (Class B)
Brighthouse Asset Allocation 100 Portfolio (Class B)
Brighthouse Balanced Plus Portfolio (Class B)
Brighthouse Small Cap Value Portfolio (Class B)
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B)
Brighthouse/Franklin Low Duration Total Return Portfolio (Class B)
Clarion Global Real Estate Portfolio (Class B)
Invesco Balanced-Risk Allocation Portfolio (Class B)
Invesco Comstock Portfolio (Class B)
Invesco Small Cap Growth Portfolio (Class B)
JPMorgan Global Active Allocation Portfolio (Class B)
Loomis Sayles Growth Portfolio (Class B)
MetLife Multi-Index Targeted Risk Portfolio (Class B)
MFS® Research International Portfolio (Class B)
Morgan Stanley Discovery Portfolio (Class B)
PanAgora Global Diversified Risk Portfolio (Class B)
PIMCO Total Return Portfolio (Class B)
Schroders Global Multi-Asset Portfolio (Class B)
SSGA Growth and Income ETF Portfolio (Class B)
SSGA Growth ETF Portfolio (Class B)
T. Rowe Price Large Cap Value Portfolio (Class B)
T. Rowe Price Mid Cap Growth Portfolio (Class B)
Victory Sycamore Mid Cap Value Portfolio (Class B)
Western Asset Management Government Income Portfolio (Class B)
Brighthouse Funds Trust II
Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:
Baillie Gifford International Stock Portfolio (Class B)
BlackRock Bond Income Portfolio (Class B)
BlackRock Capital Appreciation Portfolio (Class A)
BlackRock Ultra-Short Term Bond Portfolio (Class B)
Brighthouse Asset Allocation 20 Portfolio (Class B)
Brighthouse Asset Allocation 40 Portfolio (Class B)
Brighthouse Asset Allocation 60 Portfolio (Class B)
Brighthouse Asset Allocation 80 Portfolio (Class B)
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)
Jennison Growth Portfolio (Class B)
Loomis Sayles Small Cap Growth Portfolio (Class B)
MetLife Stock Index Portfolio (Class B)
Neuberger Berman Genesis Portfolio (Class B)
T. Rowe Price Large Cap Growth Portfolio (Class B)
T. Rowe Price Small Cap Growth Portfolio (Class B)
Western Asset Management Strategic Bond Opportunities Portfolio (Class B)
Fidelity® Variable Insurance Products (Service Class 2)
Fidelity® Variable Insurance Products is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. (See Appendix B for the name of the subadviser.) The following portfolio is available under the contract:
Equity-Income Portfolio
Franklin Templeton Variable Insurance Products Trust (Class 2)
Franklin Templeton Variable Insurance Products Trust is a mutual fund with multiple portfolios. Templeton Investment Counsel, LLC is the investment adviser to each portfolio. The following portfolio is available under the contract:
Templeton Foreign VIP Fund
PIMCO Variable Insurance Trust (Administrative Class)
PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company LLC is the investment adviser to each portfolio. The following portfolios are available under the contract:
PIMCO High Yield Portfolio
PIMCO Low Duration Portfolio
Putnam Variable Trust (Class IB)
Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following portfolio is available under the contract:
Putnam VT Sustainable Leaders Fund
Investment Portfolios That Are Funds-of-Funds
The following Investment Portfolios available within Brighthouse Funds Trust I and Brighthouse Funds Trust II are “funds of funds”:
American Funds® Balanced Allocation Portfolio
American Funds® Growth Allocation Portfolio
American Funds® Moderate Allocation Portfolio
BlackRock Global Tactical Strategies Portfolio
27

Brighthouse Asset Allocation 20 Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Asset Allocation 80 Portfolio
Brighthouse Asset Allocation 100 Portfolio
Brighthouse Balanced Plus Portfolio
MetLife Multi-Index Targeted Risk Portfolio
SSGA Growth and Income ETF Portfolio
SSGA Growth ETF Portfolio
“Fund of funds” Investment Portfolios invest substantially all of their assets in other portfolios and/or other exchange-traded funds (“Underlying ETFs”). Therefore, each of these Investment Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Investment Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Investment Portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Investment Portfolios, if such underlying portfolios or Underlying ETFs are available under the contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the contract.
Transfers
General. You can transfer a portion of your Account Value among the Fixed Account and the Investment Portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of frequent or large transfers, or other transfers we determine are or would be to the disadvantage of other contract Owners. (See “Restrictions on Frequent Transfers” and “Restrictions on Large Transfers” below.) We also may be required to suspend the right to transfers in certain circumstances (see “Access to Your Money – Suspension of Payments or Transfers”). We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.
You can make a transfer to or from any Investment Portfolio or the Fixed Account, subject to the limitations below. All transfers made on the same Business Day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the Business Day. The following apply to any transfer:
•	Your request for transfer must clearly state which Investment Portfolio(s) or the Fixed Account are involved in the transfer.
•	Your request for transfer must clearly state how much the transfer is for.
•	The minimum amount you can transfer is $500 from an Investment Portfolio, or your entire interest in the Investment Portfolio, if less (this does not apply to pre-scheduled transfer programs).
•	The minimum amount that may be transferred from the Fixed Account is $500, or your entire interest in the Fixed Account. Transfers out of the Fixed Account during the Accumulation Phase are limited to the greater of: (a) 25% of the Fixed Account value at the beginning of the Contract Year, or (b) the amount transferred out of the Fixed Account in the prior Contract Year. Currently we are not imposing these restrictions on transfers out of the Fixed Account, but we have the right to reimpose them at any time. You should be aware that, if transfer restrictions are imposed, it may take a while (even if you make no additional Purchase Payments or transfers into the Fixed Account) to make a complete transfer of your Account Value from the Fixed Account. When deciding whether to invest in the Fixed Account it is important to consider whether the transfer restrictions fit your risk tolerance and time horizon.
•	You may not make a transfer to more than 18 Investment Portfolios (including the Fixed Account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 Investment Portfolios (including the Fixed Account) may be made by calling or writing our Annuity Service Center.
•	If you have elected to add the Enhanced Death Benefit I, GMIB Plus I, GMIB Plus II, Lifetime Withdrawal Guarantee I, or Lifetime Withdrawal Guarantee II rider
28

to your contract, you may only make transfers between certain Investment Portfolios. Please refer to the sections “Purchase — Allocation of Purchase Payments” and “Purchase — Investment Allocation Restrictions for Certain Riders.”
•	If you have elected to add the Guaranteed Minimum Accumulation Benefit rider to your contract, you may not transfer out of the Investment Portfolio you chose at issue until the rider terminates. Please refer to the section “Living Benefits — Guaranteed Minimum Accumulation Benefit.”
During the Accumulation Phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another Investment Portfolio). In such a case, the redemption order would be processed at the source Investment Portfolio's next determined Accumulation Unit value. However, the purchase of the new Investment Portfolio would be effective at the next determined Accumulation Unit value for the new Investment Portfolio only after we receive the proceeds from the source Investment Portfolio, or we otherwise receive cash on behalf of the source Investment Portfolio.
For transfers during the Accumulation Phase, we have reserved the right to restrict transfers to the Fixed Account if any one of the following conditions exist:
•	the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or
•	your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or
•	a transfer was made out of the Fixed Account within the previous 180 days.
During the Income Phase, you cannot make transfers from a fixed Annuity Payment option to the Investment Portfolios. You can, however, make transfers during the Income Phase from the Investment Portfolios to a fixed Annuity Payment option and among the Investment Portfolios.
Transfers by Telephone or Other Means. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in Good Order. If you own the contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from either you or the other Owner. (See “Other Information — Requests and Elections.”)
All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the Business Day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), or on a day when the New York Stock Exchange is not open, to be received on the next day the New York Stock Exchange is open (the next Business Day).
Pre-Scheduled Transfer Program. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging Programs, Three Month Market Entry and Automatic Rebalancing Programs.
Restrictions on Frequent Transfers. Frequent requests from contract Owners to transfer Account Value may dilute the value of an Investment Portfolio’s shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price (“arbitrage trading”). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect contract Owners and other persons who may have an interest in the contracts (e.g., Annuitants and Beneficiaries).
We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Portfolios. In addition, as described below, we monitor transfer activity in all American Funds Insurance Series® portfolios. We monitor transfer activity in the following portfolios (the “Monitored Portfolios”):
Baillie Gifford International Stock Portfolio
29

Brighthouse Small Cap Value Portfolio
Brighthouse/Aberdeen Emerging Markets Equity Portfolio
Clarion Global Real Estate Portfolio
Invesco Small Cap Growth Portfolio
Invesco V.I. International Growth Fund
Loomis Sayles Small Cap Growth Portfolio
MFS® Research International Portfolio
Neuberger Berman Genesis Portfolio
PIMCO High Yield Portfolio
T. Rowe Price Small Cap Growth Portfolio
Templeton Foreign VIP Fund
Western Asset Management Strategic Bond Opportunities Portfolio
We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Account Value; and (3) two or more “round-trips” involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. We do not believe that other Investment Portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion.
Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will impose transfer restrictions on the entire contract and will require future transfer requests to or from any Investment Portfolio under that contract to be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.
The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the contracts. We do not accommodate frequent transfers in any Investment Portfolio and there are no arrangements in place to permit any contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.
The Investment Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Investment Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide to the Investment Portfolio promptly upon request certain information about the trading activity of individual contract Owners, and to execute instructions from the Investment Portfolio to restrict or prohibit further purchases or transfers by specific contract Owners who violate the frequent transfer policies established by the Investment Portfolio.
In addition, contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Investment Portfolios generally are “omnibus” orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan
30

participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes that an omnibus order reflects one or more transfer requests from contract Owners engaged in frequent trading, the Investment Portfolio may reject the entire omnibus order.
In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single contract Owner). You should read the Investment Portfolio prospectuses for more details.
Restrictions on Large Transfers. Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy, requiring an Investment Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Investment Portfolios except where the portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for “block transfers” where transfer requests have been submitted on behalf of multiple contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.
Dollar Cost Averaging Programs
We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the Accumulation Phase.
If you make an additional Purchase Payment while a Dollar Cost Averaging (DCA) or Enhanced Dollar Cost Averaging (EDCA) program is in effect, we will not allocate the additional payment to the DCA or EDCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA or EDCA program. Any Purchase Payments received after the DCA or EDCA program has ended will be allocated as described in “Purchase —  Allocation of Purchase Payments.”
We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death.
The two dollar cost averaging programs are:
1.	Standard Dollar Cost Averaging (DCA)
This program allows you to systematically transfer a set amount each month from the Fixed Account or from the BlackRock Ultra-Short Term Bond Portfolio to any of the other available Investment Portfolio(s) you select. We provide certain exceptions from our normal Fixed Account restrictions to accommodate the dollar cost averaging program. These transfers are made on a date you select or, if you do not select a date, on the date that a Purchase Payment or Account Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for Purchase Payments or Account Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.
31

If you allocate an additional Purchase Payment to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the GMIB Plus I rider, the GMIB Plus II rider, the Lifetime Withdrawal Guarantee II rider, the GMAB rider, or the Enhanced Death Benefit I rider.
2.	Enhanced Dollar Cost Averaging (EDCA) Program
The Enhanced Dollar Cost Averaging (EDCA) program allows you to systematically transfer amounts from a guaranteed account option, the EDCA account in the general account, to any available Investment Portfolio(s) you select. Except as discussed below, only new Purchase Payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.
When a subsequent Purchase Payment is allocated by you to your existing EDCA account, we create “buckets” within your EDCA account.
•	The EDCA transfer amount will be increased by the subsequent Purchase Payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.
•	Each allocation (bucket) resulting from a subsequent Purchase Payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.
•	Allocations (buckets) resulting from each Purchase Payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.
(See Appendix C for further examples of EDCA with multiple Purchase Payments.)
The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The minimum interest rate depends on the date your contract is issued, but will not be less than 1%. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any Investment Portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.
The first transfer we make under the EDCA program is the date your Purchase Payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for Purchase Payments allocated on the 29th, 30th, or 31st day of a month. If the selected day is not a Business Day, the transfer will be deducted from the EDCA account on the selected day but will be applied to the Investment Portfolios on the next Business Day. EDCA interest will not be credited on the transfer amount between the selected day and the next Business Day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.
If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, and your contract was issued prior to May 1, 2005, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the BlackRock Ultra-Short Term Bond Portfolio, unless you specify otherwise. If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, and your contract was issued on or after May 1, 2005, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the Investment Portfolio(s) in accordance with the percentages you have chosen for the EDCA program, unless you specify otherwise.
The EDCA program is not available in Oregon.
Three Month Market Entry Program
Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the EDCA Program, except it is of three (3) months duration.
32

Automatic Rebalancing Program
Once your money has been allocated to the Investment Portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.
An automatic rebalancing program is intended to transfer Account Value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you “buy low and sell high,” although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.
We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current DCA or EDCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current Purchase Payment allocations, unless you tell us otherwise.
The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death. If you have selected the GMIB Plus II rider, the Lifetime Withdrawal Guarantee II rider, or the Enhanced Death Benefit I rider, the Fixed Account is available for automatic rebalancing. The Automatic Rebalancing Program is not available if you have selected the GMAB rider.
Example:
Assume that you want your initial Purchase Payment split between two Investment Portfolios. You want 40% to be in the BlackRock Bond Income Portfolio and 60% to be in the T. Rowe Price Mid Cap Growth Portfolio. Over the next 2 1⁄2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the BlackRock Bond Income Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the BlackRock Bond Income Portfolio to bring its value back to 40% and use the money to buy more units in the T. Rowe Price Mid Cap Growth Portfolio to increase those holdings to 60%.
Voting Rights
We are the legal owner of the Investment Portfolio shares. However, we believe that when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.
Substitution of Investment Options
If investment in the Investment Portfolios or a particular Investment Portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Portfolio or Investment Portfolios without your consent. The substituted Investment Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion.
EXPENSES
There are charges and other expenses associated with the contract that reduce the return on your investment in the contract.These charges and expenses are:
Product Charges
Separate Account Product Charges. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to certain death benefit riders). We do this as part of our calculation
33

of the value of the Accumulation Units and the Annuity Units (i.e., during the Accumulation Phase and the Income Phase — although death benefit charges no longer continue in the Income Phase).
Mortality and Expense Charge. We assess a daily mortality and expense charge that is equal, on an annual basis, to 1.05% of the average daily net asset value of each Investment Portfolio. For contracts issued prior to May 1, 2004, the mortality and expense charge on an annual basis is 1.15% of the average daily net asset value of each Investment Portfolio.
This charge compensates us generally for mortality risks we assume, including making Annuity Payments that will not change based on our actual mortality experience and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.
Administration Charge. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each Investment Portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.
Death Benefit Rider Charges. If you select one of the following death benefit riders, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the Accumulation Phase) is equal, on an annual basis, to the percentages below of the average daily net asset value of each Investment Portfolio:
Annual Step-Up Death Benefit	0.20%
Compounded-Plus Death Benefit	0.35%*
Additional Death Benefit — Earnings Preservation Benefit	0.25%
* For contracts issued prior to May 1, 2004, the percentage charge for the Compounded-Plus Death Benefit rider is 0.15% of the average daily net asset value of each Investment Portfolio.
Please check with your financial representative regarding which death benefits are available in your state.
If you select the Enhanced Death Benefit I, and you are age 69 or younger at issue, we will assess a charge during the Accumulation Phase equal to 0.65% of the Death Benefit Base. If you are age 70-75 at issue, we will assess a charge during the Accumulation Phase equal to 0.90% of the Death Benefit Base (see “Death Benefit — Optional Death Benefit — Enhanced Death Benefit I” for a discussion of how the Death Benefit Base is determined).
If your Death Benefit Base is increased due to an Optional Step-Up, we may reset the Enhanced Death Benefit I rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up. Starting with the first contract anniversary, the charge is assessed for the prior Contract Year at each contract anniversary before any Optional Step-Up.
If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the Enhanced Death Benefit I charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment. If the Enhanced Death Benefit I rider is terminated because the contract is terminated; because the death benefit amount is determined; or because there are insufficient funds to deduct the rider charge from the Account Value, no Enhanced Death Benefit I charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect.
The Enhanced Death Benefit I charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the
34

ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.
For contracts issued on or before February 23, 2009, the percentage charge for the Enhanced Death Benefit I is 0.65% of the Death Benefit Base if you were age 69 or younger at issue and 0.85% of the Death Benefit Base if you were age 70-75 at issue.
If you elected both the Enhanced Death Benefit I rider and the GMIB Plus II rider (described below), the percentage charge for the Enhanced Death Benefit I is reduced by 0.05%. If you elected both the Enhanced Death Benefit I rider and the GMIB Plus II rider, and only the GMIB Plus II rider has terminated, the 0.05% reduction will continue to apply.
Account Fee
During the Accumulation Phase, every Contract Year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior Contract Year if your Account Value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the Account Value regardless of the amount of your Account Value. During the Accumulation Phase, the account fee is deducted pro rata from the Investment Portfolios. This charge is generally for the administration charge (see above). This charge cannot be increased.
A pro rata portion of the charge will be deducted from the Account Value on the Annuity Date or upon a full withdrawal, if this date is other than a contract anniversary. If your Account Value on the Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract.
Guaranteed Minimum Income
Benefit — Rider Charge
We offer a Guaranteed Minimum Income Benefit (GMIB) that you can select when you purchase the contract. There are four different versions of the GMIB under this contract: GMIB Plus II, GMIB Plus I, GMIB II, and GMIB I.
If you select a GMIB rider, we assess a charge during the Accumulation Phase equal to a percentage of the Income Base at the time the rider charge is assessed. (See “Living
Benefits — Guaranteed Income Benefits” for a description of how the Income Base is determined.) The percentage charges for each version of the GMIB rider are listed below.
The GMIB rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately preceding the date the rider is exercised.
If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment.
If a GMIB rider is terminated for the following reasons, no GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect:
•	the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract);
•	because it is the 30th day following the contract anniversary prior to the Owner’s 86th birthday (for GMIB I, GMIB II, or GMIB Plus I) or 91st birthday (for GMIB Plus II); or
•	the Guaranteed Principal Option is exercised (only applicable to GMIB Plus I and GMIB Plus II).
The GMIB rider charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.
For versions of the GMIB rider with an Optional Step-Up feature (GMIB Plus II) or Optional Reset feature (GMIB Plus I), the rider charge is assessed on the Income Base prior to any Optional Step-Up or Optional Reset. (See “Living Benefits — Guaranteed Income Benefits” for information on Optional Step-Ups.)
We reserve the right to increase the rider charge upon an Optional Step-Up or Optional Reset, up to a rate that does not exceed the lower of: (a) 1.50% of the Income Base (the Maximum Optional Step-Up or Optional Reset Charge), or (b) the current rate that we would charge for the same rider
35

available for new contract purchases at the time of the Optional Step-Up or Optional Reset. The increased rider charge will apply after the contract anniversary on which the Optional Step-Up or Optional Reset occurs. (See below for certain versions of the GMIB Plus II and GMIB Plus I riders for which we are currently increasing the rider charge upon an Optional Step-Up or Optional Reset on a contract anniversary occurring on July 1, 2012 or later.)
If you selected the GMIB Plus II rider with a contract issued on or before February 23, 2009, the rider charge is 0.80% of the Income Base. If you selected the GMIB Plus II rider with a contract issued on or after February 24, 2009, the rider charge is 1.00% of the Income Base. For contracts issued with the version of the GMIB Plus II rider with an annual increase rate of 6%, if your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.
If you selected the GMIB Plus I rider, the rider charge is 0.80% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.
If you selected the GMIB II rider or the GMIB I rider, the rider charge is 0.50% of the Income Base. For contracts issued from May 1, 2004 and on or before April 29, 2005 for which the GMIB II or GMIB I was elected, the rider charge is reduced to 0.45% of the Income Base if you elected either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. (See “Death Benefit.”) For contracts issued on and after May 2, 2005, the rider charge is not reduced if you elected either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. For contracts issued prior to February 15, 2003, the GMIB I rider charge equals 0.35% of the Income Base.
Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit — Rider Charge
There are two versions of the optional Lifetime Withdrawal Guarantee rider: the Lifetime Withdrawal Guarantee II rider and the Lifetime Withdrawal Guarantee I rider (collectively referred to as the Lifetime Withdrawal Guarantee riders). There are also two versions of the optional Guaranteed Withdrawal Benefit (GWB) rider: the
Enhanced GWB rider and the GWB I rider (collectively referred to as the Guaranteed Withdrawal Benefit riders).
If you elect one of the Lifetime Withdrawal Guarantee riders or one of the Guaranteed Withdrawal Benefit riders, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The percentage charges for each version of the LWG and GWB riders are listed below.
For the Lifetime Withdrawal Guarantee riders, the charge is a percentage of the Total Guaranteed Withdrawal Amount (see “Living Benefits — Guaranteed Withdrawal Benefits — Description of the Lifetime Withdrawal Guarantee II” and “Description of the Lifetime Withdrawal Guarantee I”) on the contract anniversary, after applying the Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary.
For the Guaranteed Withdrawal Benefit riders, the charge is a percentage of the Guaranteed Withdrawal Amount (see “Living Benefits — Guaranteed Withdrawal Benefits — Description of the Enhanced Guaranteed Withdrawal Benefit”) on the contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary. (See “Living Benefits — Guaranteed Withdrawal Benefits — Description of the Enhanced Guaranteed Withdrawal Benefit” and “Description of the Guaranteed Withdrawal Benefit I” for information on Optional Resets.)
If you: make a full withdrawal (surrender) of your Account Value; you apply all of your Account Value to an Annuity Option: there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person): the contract terminates (except for a termination due to death); or (under the Lifetime Withdrawal Guarantee II rider) you assign your contract, a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change.
If a Lifetime Withdrawal Guarantee rider or Guaranteed Withdrawal Benefit rider is terminated because of the death of the Owner, Joint Owner or Annuitants (if the Owner is a non-natural person), or if a Lifetime Withdrawal Guarantee rider or Enhanced GWB rider is cancelled pursuant to the cancellation provisions of each rider, no rider charge will be assessed based on the period from the most recent contract anniversary to the date the termination takes effect.
36

The Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit rider charges are deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.
Lifetime Withdrawal Guarantee Riders — Automatic Annual Step-Up. We reserve the right to increase the Lifetime Withdrawal Guarantee rider charge upon an Automatic Annual Step-Up. The increased rider charge will apply after the contract anniversary on which the Automatic Annual Step-Up occurs.
If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee II or Lifetime Withdrawal Guarantee I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.
•	For contracts issued with the Lifetime Withdrawal Guarantee II rider on or after February 24, 2009, the Maximum Automatic Annual Step-Up Charge is 1.60% for the Single Life version and 1.80% for the Joint Life version.
•	For contracts issued with the Lifetime Withdrawal Guarantee II rider on or before February 23, 2009, the Maximum Automatic Annual Step-Up Charge is 1.25% for the Single Life version and 1.50% for the Joint Life version.
•	For contracts issued with the Lifetime Withdrawal Guarantee I rider, the Maximum Automatic Annual Step-Up Charge is 0.95% for the Single Life version and 1.40% for the Joint Life version.
(See below for certain versions of the Lifetime Withdrawal Guarantee riders for which we are currently increasing the rider charge upon an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later.)
Lifetime Withdrawal Guarantee Riders — Rider Charges. For contracts issued with the Lifetime Withdrawal Guarantee II on or after February 24, 2009, the rider charge is 1.25% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount.
For contracts issued with the Lifetime Withdrawal Guarantee II on or before February 23, 2009, the rider charge is 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.
The rider charge for the Lifetime Withdrawal Guarantee I is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.
Guaranteed Withdrawal Benefit Riders — Optional Reset. We reserve the right to increase the Guaranteed Withdrawal Benefit rider charge upon an Optional Reset. The increased rider charge will apply after the contract anniversary on which the Optional Reset occurs.
•	If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or after July 16, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 1.00% of the Guaranteed Withdrawal Amount.
•	If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or before July 13, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.
37

•	If an Optional Reset occurs under a contract with the GWB I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.
Guaranteed Withdrawal Benefit Riders — Rider Charges. For contracts issued with the Enhanced GWB rider on or after July 16, 2007, the rider charge is 0.55% of the Guaranteed Withdrawal Amount.
For contracts issued with the Enhanced GWB rider on or before July 13, 2007, the rider charge is 0.50% of the Guaranteed Withdrawal Amount.
The rider charge for the GWB I is 0.50% of the Guaranteed Withdrawal Amount.
Guaranteed Minimum Accumulation Benefit — Rider Charge
If you elected the GMAB rider, we will deduct a charge that compensates us generally for the costs and risks we assume in providing the benefit. This charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The charge is equal to 0.75% of the GMAB Guaranteed Accumulation Amount (see “Living Benefits — Guaranteed Minimum Accumulation Benefit”) at the end of the prior Contract Year. The GMAB rider charge is deducted from your Account Value pro rata from the Investment Portfolio and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by cancelling Accumulation Units from the Separate Account. If you make a full withdrawal (surrender) of your Account Value or you apply your Account Value to an Annuity Option, we will assess a pro rata portion of the GMAB rider charge based on the number of whole months since the last contract anniversary.
Withdrawal Charge
We impose a withdrawal charge to reimburse us generally for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. During the Accumulation Phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior Purchase Payments, a withdrawal charge is assessed against each Purchase Payment withdrawn. To determine what portion (if any) of a withdrawal is subject to a withdrawal charge, amounts are withdrawn from your contract in the following order:
1.    Earnings in your contract (earnings are equal to your Account Value, less Purchase Payments not previously withdrawn); then
2.    The free withdrawal amount described below (deducted from Purchase Payments not previously withdrawn, in the order such Purchase Payments were made, with the oldest Purchase Payment first, as described below); then
3.    Purchase Payments not previously withdrawn, in the order such Purchase Payments were made: the oldest Purchase Payment first, the next Purchase Payment second, etc. until all Purchase Payments have been withdrawn.
The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:
Number of Complete Years from Receipt of Purchase Payment	Withdrawal Charge (% of Purchase Payment)
0	7
1	6
2	6
3	5
4	4
5	3
6	2
7 and thereafter	0
For a partial withdrawal, the withdrawal charge is deducted from the remaining Account Value, if sufficient. If the remaining Account Value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.
If the Account Value is smaller than the total of all Purchase Payments, the withdrawal charge only applies up to the Account Value.
We do not assess the withdrawal charge on any payments paid out as Annuity Payments or as death benefits, although we do assess the withdrawal charge in calculating GMIB payments, if applicable. In addition, we will not assess the withdrawal charge on required minimum distributions from Qualified Contracts in order to satisfy federal income tax rules or to avoid required federal income tax penalties. This exception only applies to
38

amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.
NOTE: For tax purposes, earnings from Non-Qualified Contracts are considered to come out first.
Free Withdrawal Amount. The free withdrawal amount for each Contract Year after the first (there is no free withdrawal amount in the first Contract Year) is equal to 10% of your total Purchase Payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Also, we currently will not assess a withdrawal charge on amounts withdrawn during the first Contract Year under the Systematic Withdrawal Program if monthly or quarterly payments are chosen. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.
Reduction or Elimination of the Withdrawal Charge
General. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the contract, or if a prospective purchaser already had a relationship with us. We may not deduct a withdrawal charge under a contract issued to an officer, director, employee, or a family member of an officer, director, or employee of ours or any of our affiliates, and we may not deduct a withdrawal charge under a contract issued to an officer, director or employee or family member of an officer, director or employee of a broker-dealer that is participating in the offering of the contract. In lieu of a withdrawal charge waiver, we may provide an Account Value credit.
Nursing Home or Hospital Confinement Rider. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your Joint Owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6-month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. You must exercise this right no later than 90 days after you or your Joint Owner exits the nursing home or hospital. This waiver terminates on the Annuity Date. There is no charge for this rider. This rider is not available in Massachusetts.
Terminal Illness Rider. After the first contract anniversary, we will waive the withdrawal charge if you or your Joint Owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). This waiver terminates on the Annuity Date. There is no charge for this rider. This rider is not available in Massachusetts.
For contracts issued on and after May 1, 2005, the Nursing Home or Hospital Confinement rider and the Terminal Illness rider are not available for Owners who are age 81 or older (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.
Premium and Other Taxes
We reserve the right to deduct from Purchase Payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.
Transfer Fee
We currently allow unlimited transfers without charge during the Accumulation Phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee compensates us
39

generally for the costs of processing transfers. The transfer fee is deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.
If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.
Income Taxes
We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.
Investment Portfolio Expenses
There are deductions from and expenses paid out of the assets of each Investment Portfolio, which are described in the fee table in this prospectus and the Investment Portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Portfolio.
ANNUITY PAYMENTS
(THE INCOME PHASE)
Annuity Date
Under the contract you can receive regular income payments (referred to as Annuity Payments). You can choose the month and year in which those payments begin. We call that date the Annuity Date. Your Annuity Date must be at least 30 days after we issue the contract and will be the first day of the calendar month unless, subject to our current established administrative procedures, we allow you to select another day of the month as your Annuity Date.
When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant’s 90th birthday or 10 years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us (subject to restrictions imposed by your selling firm and our current established administrative procedures).
Please be aware that once your contract is annuitized, your Beneficiary (or Beneficiaries) is ineligible to receive the death benefit you have selected. Additionally, if you have selected a living benefit rider such as a Guaranteed Minimum Income Benefit, a Guaranteed Withdrawal Benefit, or the Guaranteed Minimum Accumulation Benefit, annuitizing your contract terminates the rider, including any death benefit provided by the rider and any Guaranteed Principal Adjustment (for the Guaranteed Minimum Income Benefit Plus or Lifetime Withdrawal Guarantee riders) or Guaranteed Accumulation Payment (for the Guaranteed Minimum Accumulation Benefit rider) that may also be provided by the rider.
Annuity Payments
You (unless another payee is named) will receive the Annuity Payments during the Income Phase. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments.
During the Income Phase, you have the same investment choices you had just before the start of the Income Phase. At the Annuity Date, you can choose whether payments will be:
•	fixed Annuity Payments, or
•	variable Annuity Payments, or
•	a combination of both.
If you don’t tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place just before the start of the Income Phase.
If you choose to have any portion of your Annuity Payments based on the Investment Portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:
1)    the value of your contract in the Investment Portfolio(s) just before the start of the Income Phase,
2)    the assumed investment return (AIR) (you select) used in the annuity table for the contract, and
3)    the Annuity Option elected.
40

Subsequent variable Annuity Payments will vary with the performance of the Investment Portfolios you selected. (For more information, see “Variable Annuity Payments” below.)
At the time you choose an Annuity Option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days’ notice to us prior to the Annuity Date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable Annuity Payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable Annuity Payments will decrease.
Your variable Annuity Payment is based on Annuity Units. An Annuity Unit is an accounting device used to calculate the dollar amount of Annuity Payments. (For more information, see “Variable Annuity Payments” below.)
When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable Annuity Payment, but subsequent variable Annuity Payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Investment Portfolios. On the other hand, a higher AIR will result in a higher initial variable Annuity Payment than a lower AIR, but later variable Annuity Payments will rise more slowly or fall more rapidly.
A transfer during the Income Phase from a variable Annuity Payment option to a fixed Annuity Payment option may result in a reduction in the amount of Annuity Payments.
If you choose to have any portion of your Annuity Payments be a fixed Annuity Payment, the dollar amount of each fixed Annuity Payment will not change, unless you make a transfer from a variable Annuity Payment option to the fixed Annuity Payment that causes the fixed Annuity Payment to increase. Please refer to the “Annuity Provisions” section of the Statement of Additional Information for more information.
Annuity Payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an Annuity Option. In that case, we may provide your Annuity Payment in a single lump sum instead of Annuity Payments. Likewise, if your Annuity Payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $100.
Annuity Options
You can choose among income plans. We call those Annuity Options. You can change your Annuity Option at any time before the Annuity Date with 30 days’ notice to us.
If you do not choose an Annuity Option, Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will automatically be applied.
You can choose one of the following Annuity Options or any other Annuity Option acceptable to us, subject to the requirements of the Internal Revenue Code. After Annuity Payments begin, you cannot change the Annuity Option.
If more than one frequency is permitted under your contract, choosing less frequent payments will result in each Annuity Payment being larger. Annuity Options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant are alive (such as Options 2 and 4 below) result in Annuity Payments that are smaller than Annuity Options without such a guarantee (such as Options 1 and 3 below). For Annuity Options with a designated period, choosing a shorter designated period will result in each Annuity Payment being larger.
Option 1. Life Annuity. Under this option, we will make Annuity Payments so long as the Annuitant is alive. We stop making Annuity Payments after the Annuitant’s death. It is possible under this option to receive only one Annuity Payment if the Annuitant dies before the due date of the second payment or to receive only two Annuity Payments if the Annuitant dies before the due date of the third payment, and so on.
Option 2. Life Annuity With 10 Years of Annuity Payments Guaranteed. Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.
Option 3. Joint and Last Survivor Annuity. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. We will stop making Annuity Payments after the last survivor’s death.
41

Option 4. Joint and Last Survivor Annuity with 10 Years of Annuity Payments Guaranteed. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the joint Annuitant, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.
Option 5. Payments for a Designated Period. We currently offer an Annuity Option under which fixed or variable monthly Annuity Payments are made for a selected number of years as approved by us, currently not less than 10 years. This Annuity Option may be limited or withdrawn by us in our discretion or due to the requirements of the Code.
We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant's life. If the age or sex of the Annuitant has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age or sex. Once Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.
A commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) is available under the variable Payments for a Designated Period Annuity Option (Option 5). You may not commute the fixed Payments for a Designated Period Annuity Option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving Annuitant. Upon the death of the last surviving Annuitant, the Beneficiary may choose to continue receiving income payments (if permitted by the Code) or to receive the commuted value of the remaining guaranteed payments. For variable Annuity Options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See “Annuity Payments” above.) For fixed Annuity Options, the calculation of the commuted value will be done using the then current Annuity Option rates.
There may be tax consequences resulting from the election of an Annuity Payment option containing a commutation feature (i.e., an Annuity Payment option that permits the withdrawal of a commuted value). (See “Federal Income Tax Status.”)
Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.
Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor Annuity Options (or income types) and may also prohibit payments for as long as the Owner's life in certain circumstances.
In addition to the Annuity Options described above, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Account Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See “Federal Income Tax Status.”) We generally intend to make this payment option available to both Qualified Contracts and Non-Qualified Contracts, to the extent allowed under the Code; however, such payment option may be limited to certain categories of beneficiaries.
In the event that you purchased the contract as a Qualified Contract, you must take distribution of the Account Value in accordance with the minimum required distribution rules set forth in applicable tax law. (See “Federal Income Tax Status.”) Under certain circumstances, you may satisfy those requirements by electing an Annuity Option. You may choose any death benefit available under a Qualified Contract, but the death benefit must be paid within the timeframe required by applicable tax law and certain other contract provisions and programs will not be available. Upon your death, if Annuity Payments have already begun under a Qualified Contract, applicable tax law may require that any remaining payments be made over a shorter period than originally elected or otherwise adjusted to comply with the tax law. If you purchased the contract as a Non-Qualified Contract, the tax rules that apply upon your death are similar to the tax rules for Qualified Contracts, but differ in some material respects. For example, if you die after Annuity Payments have already begun under a Non-Qualified Contract, any remaining Annuity Payments can continue to be paid, provided that they are paid at least as rapidly as under the method of distribution in effect at the time of your death.
Variable Annuity Payments
The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date,
42

which is a Business Day no more than five (5) Business Days before the Annuity Date. The first variable Annuity Payment will be based upon the Adjusted Contract Value, the Annuity Option elected, the Annuitant’s age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.
The dollar amount of variable Annuity Payments after the first payment is determined as follows:
•	The dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, provided that transfers among the Investment Portfolios will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the Investment Portfolio to which the transfer is made, and the number of Annuity Units will be adjusted for transfers to a fixed Annuity Option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.
•	The fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.
•	The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.
Annuity Unit. The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us. The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor (see the Statement of Additional
Information for a definition) for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.
Fixed Annuity Payments
The Adjusted Contract Value (defined above under “Variable Annuity Payments”) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option.
ACCESS TO YOUR MONEY
You (or in the case of a death benefit, or certain Annuity Options upon the death of the last surviving Annuitant, your Beneficiary) can have access to the money in your contract:
(1)    by making a withdrawal (either a partial or a complete withdrawal);
(2)    by electing to receive Annuity Payments;
(3)    when a death benefit is paid to your Beneficiary; or
(4)    under certain Annuity Options described under “Annuity Payments (The Income Phase) — Annuity Options” that provide for continuing Annuity Payments or a cash refund to your Beneficiary upon the death of the last surviving Annuitant.
Under most circumstances, withdrawals can only be made during the Accumulation Phase.
You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See “Federal Income Tax Status.”) If you own an annuity contract with a Guaranteed Minimum Income Benefit
43

(GMIB) rider and elect to receive distributions in accordance with substantially equal periodic payments exception, the commencement of income payments under the GMIB rider if your contract lapses and there remains any Income Base may be considered an impermissible modification of the payment stream under certain circumstances.
When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal:
•	less any applicable withdrawal charge;
•	less any premium or other tax;
•	less any account fee; and
•	less any applicable pro rata GMIB, GWB, GMAB or Enhanced Death Benefit rider charge.
Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the Fixed Account, the EDCA account and the Investment Portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the Investment Portfolio, Fixed Account or EDCA account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the Account Value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal. (See “Purchase — Termination for Low Account Value” for more information.)
We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in Good Order unless the suspension of payments or transfers provision is in effect.
We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner's check that has not yet cleared (i.e., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.
How to withdraw all or part of your Account Value:
•	You must submit a request to our Annuity Service Center. (See “Other Information — Requests and Elections.”)
•	If you would like to have the withdrawal charge waived under the Nursing Home or Hospital Confinement Rider or the Terminal Illness Rider, you must provide satisfactory evidence of confinement to a nursing home or hospital or terminal illness. (See “Expenses — Reduction or Elimination of the Withdrawal Charge.”)
•	You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).
•	We have to receive your withdrawal request in our Annuity Service Center prior to the Annuity Date or Owner's death; provided, however, that you may submit a written withdrawal request any time prior to the Annuity Date that indicates that the withdrawal should be processed as of the Annuity Date. Solely for purpose of calculating and processing such a withdrawal request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the Accumulation Unit value calculated as of, the Annuity Date. Your request must be received at our Annuity Service Center on or before the Annuity Date.
There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See “Federal Income Tax Status.”)
Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.
Divorce. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in “Expenses — Withdrawal Charge,” if permissible under tax law. In addition, the withdrawal will reduce the Account Value, the death benefit, and the amount of any optional living or death benefit (including the benefit base we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional rider, as described in the “Living Benefits” and “Death Benefit” sections. The withdrawal could have a
44

significant negative impact on the death benefit and on any optional rider benefit.
Systematic Withdrawal Program
You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total Purchase Payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). After the first Contract Year, you can receive payments annually or semi-annually. We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see “Expenses” above.)
We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death.
Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.
Suspension of Payments or Transfers
We may be required to suspend or postpone payments for withdrawals or transfers for any period when:
•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);
•	trading on the New York Stock Exchange is restricted;
•	an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios; or
•	during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.
We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law, but not for more than six months.
Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.
LIVING BENEFITS
Overview of Living Benefit Riders
We offer a suite of optional living benefit riders that, for certain additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these riders may be elected, and the rider must be elected at contract issue. These optional riders are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions and availability of each optional rider.We have offered three types of living benefit riders — guaranteed income benefits, guaranteed withdrawal benefits, and a guaranteed asset accumulation benefit:
Guaranteed Income Benefits
•	Guaranteed Minimum Income Benefit Plus (GMIB Plus I and GMIB Plus II)
•	Guaranteed Minimum Income Benefit (GMIB I and GMIB II)
Our guaranteed income benefit riders are designed to allow you to invest your Account Value in the market while at the same time assuring a specified guaranteed level of minimum fixed Annuity Payments if you elect the Income Phase. The fixed Annuity Payment amount is guaranteed regardless of investment performance or the actual Account Value at the time you annuitize. Prior to exercising the rider and annuitizing your contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount.
Guaranteed Withdrawal Benefits
•	Lifetime Withdrawal Guarantee (LWG I and LWG II)
•	Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB)
•	Guaranteed Withdrawal Benefit I (GWB I)
The GWB riders are designed to guarantee that at least the entire amount of Purchase Payments you make will be
45

returned to you through a series of withdrawals without annuitizing, regardless of investment performance, as long as withdrawals in any Contract Year do not exceed the maximum amount allowed under the rider.
With the LWG riders, you get the same benefits, but in addition, if you make your first withdrawal on or after the date you reach age 59 1⁄2, you are guaranteed income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1⁄2 at continuation), even after the entire amount of Purchase Payments has been returned.
Guaranteed Asset Accumulation Benefit
On and before May 1, 2009, we offered the Guaranteed Minimum Accumulation Benefit (GMAB). The GMAB is designed to guarantee that your Account Value will not be less than a minimum amount at the end of the 10-year waiting period. The amount of the guarantee depends on which of three permitted Investment Portfolios you selected at contract issue.
Guaranteed Income Benefits
At the time you buy the contract, you may elect a guaranteed income benefit rider, called a Guaranteed Minimum Income Benefit (GMIB), for an additional charge. Each version of these riders is designed to guarantee a predictable, minimum level of fixed Annuity Payments, regardless of the investment performance of your Account Value during the Accumulation Phase. However, if applying your actual Account Value at the time you annuitize the contract to then current annuity purchase rates (outside of the rider) produces higher income payments, you will receive the higher payments, and thus you will have paid for the rider even though it was not used. Also, prior to exercising the rider, you may make specified withdrawals that reduce your Income Base (as explained below) during the Accumulation Phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your financial representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.
There are four different versions of the GMIB under this contract:
•	GMIB Plus II,
•	GMIB Plus I,
•	GMIB II,
•	and GMIB I.
There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your financial representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.
You may not have this benefit and a GWB or GMAB rider in effect at the same time. Once elected, the rider cannot be terminated except as discussed below.
Facts About Guaranteed Income Benefit Riders
Income Base and GMIB Annuity Payments. Under the GMIB, we calculate an “Income Base” (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the GMIB rider and annuitizing the contract.It is important to recognize that this Income Base is not available for cash withdrawals and does not establish or guarantee your Account Value or a minimum return for any Investment Portfolio. After a minimum 10-year waiting period, and then only within 30 days following a contract anniversary, you may exercise the rider. We then will apply the Income Base calculated at the time of exercise to the conservative GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly Annuity Payments (your actual payment may be higher than this minimum if, as discussed above, the base contract under its terms would provide a higher payment).
The GMIB Annuity Table. The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum for GMIB Plus II in contracts issued on or after February 24, 2009, and 2.5% per annum for GMIB Plus I, GMIB II and GMIB I, and for GMIB Plus II in contracts issued on and before February 23, 2009. As with other pay-out types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. The annuity rates in the GMIB Annuity Table are conservative and a withdrawal charge may be applicable, so the
46

amount of guaranteed minimum lifetime income that the GMIB produces may be less than the amount of annuity income that would be provided by applying your Account Value on your Annuity Date to then-current annuity purchase rates.
If you exercise the GMIB rider, your Annuity Payments will be the greater of:
•	the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or
•	the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See “Annuity Payments (The Income Phase).”)
If you choose not to receive Annuity Payments as guaranteed under the GMIB, you may elect any of the Annuity Options available under the contract.
Ownership. If you, the Owner, are a natural person, you must also be the Annuitant. If a non-natural person owns the contract, then the Annuitant will be considered the Owner in determining the Income Base and GMIB Annuity Payments. If Joint Owners are named, the age of the older Joint Owner will be used to determine the Income Base and GMIB Annuity Payments. For the purposes of the Guaranteed Income Benefits section of the prospectus, “you” always means the Owner, older Joint Owner or the Annuitant, if the Owner is a non-natural person.
Taxes. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1⁄2, a 10% federal tax penalty may apply.
GMIB and Decedent Contracts. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are “stretching” the distributions under the IRS required distribution rules, you may not purchase a GMIB rider. Upon your death, however, any remaining benefits may need to be accelerated to comply with IRS rules.
GMIB Plus I, GMIB Plus II, GMIB I, GMIB II and Qualified Contracts. The GMIB Plus I, GMIB Plus II, GMIB I, and GMIB II riders may have limited usefulness in connection with a Qualified Contract, such as an IRA, in circumstances where, due to the ten-year waiting period after purchase (and for GMIB Plus I and GMIB Plus II, after an Optional Step-Up or Reset) the Owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract during the 10-year waiting period will have the effect of reducing the Income Base either on a proportionate or dollar-for-dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of Annuity Payments under the rider. You should consult your tax adviser prior to electing one of these riders.
(See Appendix D for examples of the GMIB.)
Description of GMIB Plus II
In states where approved, the GMIB Plus II rider is available only for Owners up through age 78, and you can only elect the GMIB Plus II at the time you purchase the contract. The GMIB Plus II may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary prior to the Owner’s 91st birthday.
Income Base. The Income Base is the greater of (a) or (b) below.
(a)    Highest Anniversary Value: On the issue date, the “Highest Anniversary Value” is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.
The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge).
(b)    Annual Increase Amount: On the issue date, the “Annual Increase Amount” is equal to your initial Purchase Payment. (For these purposes, all Purchase Payments credited within 120 days of the date we issued the contract will be treated as if they were
47

received on the date we issue the contract.) Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:
(i)    is Purchase Payments accumulated at the annual increase rate from the date the Purchase Payment is made. The annual increase rate is 6% per year through the contract anniversary prior to the Owner's 91st birthday and 0% thereafter; and
(ii)    is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a Contract Year are determined according to (1) or (2) as defined below:
(1)	The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal (including any applicable withdrawal charge); or
(2)	If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year, and if these withdrawals are paid to you (or the Annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.
(See section (1) of Appendix D for examples of the calculation of the withdrawal adjustment.)
In determining the GMIB Plus II annuity income, an amount equal to the withdrawal charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the Income Base.
Optional Step-Up. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the 6% accumulation rate on the Annual Increase Amount. As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. However, if you elect to reset the Annual Increase Amount, we will restart the 10-year waiting period. In addition, we may reset the GMIB Plus II rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.
An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your contract has both the GMIB Plus II rider and the Enhanced Death Benefit I rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described above, on one or both riders.
You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you
48

discontinue Automatic Annual Step-Ups, the GMIB Plus II rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)
We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.
The Optional Step-Up:
(1)    resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;
(2)    resets the GMIB Plus II waiting period to the tenth contract anniversary following the date the Optional Step-Up took effect; and
(3)    may reset the GMIB Plus II rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.
In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.
On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.
If your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.
Investment Allocation Restrictions. If you elect the GMIB Plus II, there are certain investment allocation restrictions. (See “Purchase — Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.”) If you elect the GMIB Plus II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.
Current Restrictions on Subsequent Purchase Payments. Subsequent Purchase Payments under the GMIB Plus II rider are restricted as described in “Purchase — Restrictions on Subsequent Purchase Payments — GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.”
Guaranteed Principal Option. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the older Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.
By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to (a) minus (b) where:
(a)    is Purchase Payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including applicable withdrawal charges) prior to the exercise of the Guaranteed Principal Option) and
49

(b)    the Account Value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.
The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. It is important to note that only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. If you anticipate making Purchase Payments after 120 days, you should understand that such payments will not increase the Guaranteed Principal Adjustment. However, because Purchase Payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, GMIB Plus II may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the GMIB Plus II for this feature.
The Guaranteed Principal Adjustment will never be less than zero. If the Guaranteed Principal Option is exercised, the GMIB Plus II rider will terminate as of the date the option takes effect and no additional GMIB charges will apply thereafter. The variable annuity contract, however, will continue. If you only elected the GMIB Plus II, the investment allocation restrictions and any subsequent Purchase Payment restrictions described above will no longer apply. If you elected both the GMIB Plus II and the Enhanced Death Benefit I, the Enhanced Death Benefit I investment allocation restrictions and any subsequent Purchase Payment restrictions described in “Purchase — Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I” will continue to apply.
The Guaranteed Principal Option is not available in the state of Washington.
Exercising the GMIB Plus II Rider. If you exercise the GMIB Plus II, you must elect to receive Annuity Payments under one of the following fixed Annuity Options:
(1)    Life annuity with 10 years of Annuity Payments guaranteed.
(2)    Joint and last survivor annuity with 10 years of Annuity Payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants, who are not spouses, is greater than 10 years. (See “Annuity Payments (The Income Phase).”)
These options are described in the contract and the GMIB Plus II rider.
The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum for GMIB Plus II. As with other payout types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by law) your sex. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. The annuity rates in the GMIB Annuity Table are conservative and a withdrawal charge may be applicable, so the amount of guaranteed minimum lifetime income that the GMIB produces may be less than the amount of annuity income that would be provided by applying your Account Value on your Annuity Date to then-current annuity purchase rates.
If you exercise the GMIB Plus II, your Annuity Payments will be the greater of:
•	the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or
•	the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See “Annuity Payments (The Income Phase).”)
If the amount of the guaranteed minimum lifetime income that the GMIB Plus II produces is less than the amount of annuity income that would be provided by applying your Account Value on the Annuity Date to the then-current annuity purchase rates, then you would have paid for a benefit that you did not use.
If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see “Purchase — Termination for Low Account Value”), or your contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the
50

Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.
Enhanced Payout Rates. The GMIB payout rates are enhanced under the following circumstances. If:
•	you take no withdrawals prior to age 62;
•	your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and
•	the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed;
then the annual Annuity Payments under the GMIB Plus II rider will equal or exceed 6% of the Income Base (calculated on the date the payments are determined).
Alternatively, if:
•	you take no withdrawals prior to age 60;
•	your Account Value is fully withdrawn or decreases to zero at or after your 60th birthday and there is an Income Base remaining; and
•	the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed;
then the annual Annuity Payments under the GMIB Plus II rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).
If an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the contract, the spouse may elect to continue the contract and the GMIB Plus II rider. If the spouse elects to continue the contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the enhanced payout rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 60 and subsequently died, if that Owner's spouse continued the contract and the GMIB Plus II rider, the spouse would be eligible for the 5% enhanced payout rate described above, even if the spouse were younger than age 60 at the time the contract was continued. If the spouse elects to continue the contract and the Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the enhanced payout rates described above is based on the spouse's age when the spouse begins to take withdrawals.
If you choose not to receive Annuity Payments as guaranteed under the GMIB Plus II, you may elect any of the Annuity Options available under the contract.
Terminating the GMIB Plus II Rider. Except as otherwise provided in the GMIB Plus II rider, the GMIB Plus II will terminate upon the earliest of:
a)    The 30th day following the contract anniversary prior to your 91st birthday;
b)    The date you make a complete withdrawal of your Account Value (if there is an Income Base remaining you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);
c)    The date you elect to receive Annuity Payments under the contract and you do not elect to receive payments under the GMIB (a pro rata portion of the rider charge will be assessed);
d)    Death of the Owner or Joint Owner (unless the spouse (age 89 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract;
e)    A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);
f)    The effective date of the Guaranteed Principal Option; or
g)    The date you assign your contract (a pro rata portion of the rider charge will be assessed).
If an Owner or Joint Owner dies and:
•	the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and
•	before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary prior to the spouse’s 91st birthday);
we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary prior to his or her 91st birthday, even though the 10-year waiting period has not elapsed.
51

Under our current administrative procedures, we will waive the termination of the GMIB Plus II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.
When the GMIB Plus II rider terminates, the corresponding GMIB Plus II rider charge terminates and the GMIB Plus II investment allocation restrictions and any subsequent Purchase Payment restrictions no longer apply. If you elected both the GMIB Plus II and EDB I riders, the EDB I investment allocation restrictions and any subsequent Purchase Payment restrictions described in “Purchase — Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I” will continue to apply.
For contracts issued on and before February 23, 2009, the following differences apply:
(1) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.
(2) The GMIB payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.
(See Appendix D for examples illustrating the operation of the GMIB Plus II.)
Description of GMIB Plus I
In states where approved, the GMIB Plus I is available only for Owners up through age 75, and you can only elect GMIB Plus I at the time you purchase the contract. GMIB Plus I may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the Owner’s 85th birthday.
GMIB Plus I is otherwise identical to GMIB Plus II, with the following exceptions:
(1)    The GMIB Plus I Income Base is calculated as described above, except that the annual increase rate is 6% per year through the contract anniversary on or following the Owner’s 85th birthday and 0% thereafter.
(2)    Certain versions of GMIB Plus II have a higher rider charge than GMIB Plus I (see “Expenses — Guaranteed Minimum Income Benefit — Rider Charge”).
(3)    An “Optional Step-Up” under the GMIB Plus II rider is referred to as an “Optional Reset” under the GMIB Plus I rider. An Optional Reset is permitted only if: (a) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (b) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 75 on the date of the Optional Reset.
(4)    If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.
(5)    The Guaranteed Principal Option may be exercised on each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 86th birthday.
(6)    We reserve the right to prohibit an Optional Reset if we no longer offer this benefit for this class of contract. We are waiving this right with respect to purchasers of the contract offered by this prospectus who elect or have elected the GMIB Plus I rider and will allow Optional Resets by those purchasers even if this benefit is no longer offered for this class of contract.
(7)    The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is
52

greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).
(8)    Termination provision g) above does not apply, and the following replaces termination provision a), above:
The 30th day following the contract anniversary on or following your 85th birthday.
and the following replaces termination provision d), above:
Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.
If an Owner or Joint Owner dies and:
•	the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and
•	before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary on or following the spouse’s 85th birthday);
we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.
(9)    The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.
(10)  If approved in your state, the GMIB payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.
(11)  If you elect the GMIB Plus I, you are limited to allocating your Purchase Payments and Account Value among the Fixed Account and the following Investment Portfolios:
(a)	the AB Global Dynamic Allocation Portfolio
(b)	the American Funds® Balanced Allocation
Portfolio
(c)	the American Funds® Growth Allocation Portfolio
(d)	the American Funds® Moderate Allocation Portfolio
(e)	the AQR Global Risk Balanced Portfolio
(f)	the BlackRock Global Tactical Strategies Portfolio
(g)	the BlackRock Ultra-Short Term Bond Portfolio
(h)	the Brighthouse Asset Allocation 20 Portfolio
(i)	the Brighthouse Asset Allocation 40 Portfolio
(j)	the Brighthouse Asset Allocation 60 Portfolio
(k)	the Brighthouse Asset Allocation 80 Portfolio
(l)	the Brighthouse Balanced Plus Portfolio
(m)	the Invesco Balanced-Risk Allocation Portfolio
(n)	the JPMorgan Global Active Allocation Portfolio
(o)	the MetLife Multi-Index Targeted Risk Portfolio
(p)	the PanAgora Global Diversified Risk Portfolio
(q)	the Schroders Global Multi-Asset Portfolio
(r)	the SSGA Growth and Income ETF Portfolio
(s)	the SSGA Growth ETF Portfolio
(t)	the Western Asset Management Government Income Portfolio
If you elect the GMIB Plus I, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are one or more of the above-listed Investment Portfolios.
Current Restrictions on Subsequent Purchase Payments. Subsequent Purchase Payments under the GMIB Plus I rider are restricted as described in “Purchase — Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB.”
For contracts issued before July 16, 2007, the enhanced GMIB payout rates described under “Exercising the GMIB Plus II Rider” will not be applied.
53

Description of GMIB II
In states where approved, GMIB II was available only for Owners up through age 75, and you could only elect GMIB II at the time you purchased the contract. GMIB II may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the Owner’s 85th birthday.
GMIB II is otherwise identical to the GMIB Plus II, with the following exceptions:
(1)    The rider charge for GMIB II is lower (see “Expenses — Guaranteed Minimum Income Benefit — Rider Charge”).
(2)    The GMIB II Income Base is calculated as described above, except that, for purposes of calculating the Annual Increase Amount:
a.    the annual increase rate is 5% per year through the contract anniversary on or following the Owner’s 85th birthday and 0% thereafter, and
b.    the amount of total withdrawal adjustments for a Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in such Contract Year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year.
(3)    There is no Guaranteed Principal Option.
(4)    There is no Optional Step-Up feature.
(5)    The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).
(6)    The GMIB Annuity Table is the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum and GMIB payout rates are not enhanced.
(7)    The following replaces termination provision a), above:
The 30th day following the contract anniversary on or following your 85th birthday.
(8)    The following replaces termination provision d), above:
Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.
(9)    If an Owner or Joint Owner dies and:
•	the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and
•	before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary on or following the spouse’s 85th birthday);
we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.
(10)  The following replaces termination provision e), above:
A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract. Currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract.
(11)  Termination provisions f) and g), above, do not apply.
(12)  There are no limitations to how you may allocate your Purchase Payments and Account Value among the Investment Portfolios, and you may participate in the Dollar Cost Averaging (DCA) program.
(13)    Subsequent Purchase Payments are not currently restricted under the GMIB II rider.
(See Appendix D for examples illustrating the operation of GMIB II.)
54

Description of GMIB I
In states where approved, you could only elect the GMIB I rider at the time you purchased the contract and if you were age 75 or less. Once elected, the rider cannot be terminated except as described below. GMIB I may be exercised after a 10-year waiting period, up through age 85, within 30 days following a contract anniversary.
GMIB I is identical to GMIB II, with the following exceptions:
(1) The GMIB I Income Base is calculated as described above for GMIB Plus II, except that:
a) Withdrawals may be payable as you direct without affecting the withdrawal adjustments;
b) The annual increase rate is 6% per year through the contract anniversary immediately prior to the Owner’s 81st birthday and 0% thereafter; and
c) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year.
(2) The following replaces termination provision d), above:
Death of the Owner or death of the Annuitant if a non-natural person owns the contract.
(3) If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see “Purchase — Termination for Low Account Value”), or your contract lapses, the GMIB I rider terminates (even if there remains any Income Base) and no payments will be made under the rider.
Current Restrictions on Subsequent Purchase Payments. Subsequent Purchase Payments under the GMIB I rider are restricted as described in “Purchase — Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB.”
We currently waive the contractual requirement that terminates the GMIB I rider in the event of the death of the Owner in circumstances where the spouse of the Owner elects to continue the contract. (See “Death Benefit — General Death Benefit Provisions.”) In such event, the GMIB I rider will automatically continue unless the spouse elects to terminate the rider. We are permanently waiving this requirement with respect to purchasers of the contract offered by this prospectus who have elected GMIB I.
If an Owner or Joint Owner dies and:
•	the spouse elects to continue the contract and the GMIB I rider continues as described above; and
•	before the 10-year waiting period to exercise the GMIB I rider has elapsed, the GMIB I rider will terminate because it is the 30th day following the contract anniversary immediately after the spouse’s 85th birthday;
we will permit the spouse to exercise the GMIB I rider within the 30 days following the contract anniversary immediately after his or her 85th birthday, even though the 10-year waiting period has not elapsed.
Guaranteed Withdrawal Benefits
We offer optional guaranteed withdrawal benefit riders for an additional charge. There are four different versions of the GWB under this contract: Lifetime Withdrawal Guarantee II (LWG II), Lifetime Withdrawal Guarantee I (LWG I), Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB), and Guaranteed Withdrawal Benefit I (GWB I).
There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your financial representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.
Each of the guaranteed withdrawal benefit riders guarantees that the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any Contract Year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the Purchase Payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1⁄2, the Lifetime Withdrawal Guarantee riders guarantee income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and
55

is at least age 59 1⁄2 at continuation), even after the entire amount of Purchase Payments has been returned. (See “Description of the Lifetime Withdrawal Guarantee II” below.)
If you purchase a guaranteed withdrawal benefit rider, you must elect one version at the time you purchase the contract, prior to age 86. You may not have this benefit and another living benefit (GMIB or GMAB) or the Enhanced Death Benefit I rider in effect at the same time. Once elected, these riders may not be terminated except as stated below.
Facts About Guaranteed Withdrawal Benefit Riders
Managing Withdrawals. The rider guarantees may be reduced if your annual withdrawals are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Benefit Base (as described below) under the Enhanced GWB and GWB I, and the Remaining Guaranteed Withdrawal Amount (as described below) under the Lifetime Withdrawal Guarantee, cannot be taken as a lump sum. (However, if you cancel the Lifetime Withdrawal Guarantee riders after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your Account Value to the Purchase Payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See “Description of the Lifetime Withdrawal Guarantee II — Cancellation and Guaranteed Principal Adjustment” below.) Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first Contract Year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of Purchase Payments that exceed the free withdrawal amount. (See “Expenses — Withdrawal Charge.”)
If in any Contract Year you take cumulative withdrawals that exceed the Annual Benefit Payment, the total payments that the guaranteed withdrawal benefit riders guarantee that you or your Beneficiary will receive from the contract over time may be less than the initial Guaranteed Withdrawal Amount for the Enhanced GWB and GWB I or the initial Total
Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee riders. This reduction may be significant and means that return of your Purchase Payments may be lost. The rider charge will continue to be deducted and calculated based on the Guaranteed Withdrawal Amount for the Enhanced GWB and GWB I or the Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee riders until termination of the rider.
Rider Charges. If a Lifetime Withdrawal Guarantee rider is in effect, we will continue to assess the Lifetime Withdrawal Guarantee rider charge even in the case where your Remaining Guaranteed Withdrawal Amount, as described below, equals zero. However, if the Enhanced GWB or GWB I rider is in effect, we will not continue to assess the GWB rider charge if your Benefit Base, as described below, equals zero.
Withdrawal Charge. We will apply a withdrawal charge to withdrawals from Purchase Payments of up to 7% of Purchase Payments taken in the first seven years following receipt of the applicable Purchase Payment. (See “Expenses — Withdrawal Charge — Free Withdrawal Amount” and “Access to Your Money — Systematic Withdrawal Program.”)
Taxes. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1⁄2, a 10% federal tax penalty may apply.
Tax Treatment. The tax treatment of withdrawals under the GWB riders is uncertain. It is conceivable that the amount of potential gain could be determined based on the Benefit Base for the Enhanced GWB and GWB I or the Remaining Guaranteed Withdrawal Amount under the Lifetime Withdrawal Guarantee riders at the time of the withdrawal, if the Benefit Base or Remaining Guaranteed Withdrawal Amount is greater than the Account Value (prior to withdrawal charges, if applicable). This could result in a greater amount of taxable income reported under a withdrawal and conceivably a limited ability to recover any remaining basis if there is a loss on surrender of the contract. Consult your tax adviser prior to purchase.
Lifetime Withdrawal Guarantee, GWB, and Decedent Contracts. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified
56

arrangement) of which you were the Beneficiary and you are “stretching” the distributions under the IRS required distribution rules, you may not purchase the Lifetime Withdrawal Guarantee rider. Upon your death, however, any remaining benefits may need to be accelerated to comply with IRS rules.
If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any Non-Qualified annuity contract of which you were the Beneficiary and you are “stretching” the distributions under the IRS required distribution rules, you may not purchase the Enhanced GWB or GWB I rider.
(See Appendix E for examples of the GWB.)
Description of the Lifetime Withdrawal Guarantee II
Total Guaranteed Withdrawal Amount. While the Lifetime Withdrawal Guarantee II rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the Total Guaranteed Withdrawal Amount. The initial Total Guaranteed Withdrawal Amount is equal to your initial Purchase Payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by each additional Purchase Payment. If you take a withdrawal that does not exceed the Annual Benefit Payment (see “Annual Benefit Payment” below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, you take a withdrawal that results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment, then we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the entire withdrawal (including any applicable withdrawal charges) reduced the Account Value. We refer to this type of withdrawal as an Excess Withdrawal. This reduction may be significant, particularly when the Account Value is lower than the Total Guaranteed Withdrawal Amount (see “Managing Your Withdrawals” below). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals.
Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount is the remaining amount you are guaranteed to receive over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial Total Guaranteed Withdrawal Amount. We increase the Remaining Guaranteed Withdrawal
Amount (up to a maximum of $10,000,000) by additional Purchase Payments, and we decrease the Remaining Guaranteed Withdrawal Amount by withdrawals. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount, dollar-for-dollar, by the amount of the Non-Excess Withdrawal (including any applicable withdrawal charges). If, however, you take an Excess Withdrawal, then we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal (including any applicable withdrawal charges) reduces the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Remaining Guaranteed Withdrawal Amount (see “Managing Your Withdrawals” below). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals. As described below under “Annual Benefit Payment,” the Remaining Guaranteed Withdrawal Amount is the total amount you are guaranteed to receive over time if you take your first withdrawal before the Owner or older Joint Owner (or the Annuitant if the Owner is a non-natural person) is age 59 1⁄2. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the Lifetime Withdrawal Guarantee (see “Additional Information” below).
7.25% Compounding Income Amount. On each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-Up if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.
Automatic Annual Step-Up. On each contract anniversary prior to the Owner's 91st birthday, an Automatic Annual Step-Up will occur, provided that the Account Value exceeds the Total Guaranteed Withdrawal
57

Amount (after compounding) immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).
The Automatic Annual Step-Up:
•	resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Value on the date of the step-up, up to a maximum of $10,000,000, regardless of whether or not you have taken any withdrawals;
•	resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older); and
•	may reset the LWG II rider charge to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge (1.60% for the Single Life version or 1.80% for the Joint Life version) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.
For contracts issued on or before February 23, 2009, the maximum charge upon an Automatic Annual Step-Up is 1.25% (Single Life version) or 1.50% (Joint Life version).
In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current LWG II rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make Purchase Payments that would cause your Account Value to approach $10,000,000, because the Total Guaranteed Withdrawal
Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.
For contracts issued on or before February 23, 2009, if your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.
Annual Benefit Payment. The initial Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional Purchase Payments, the 7.25% Compounding Income Amount, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older).
It is important to note:
•	If you take your first withdrawal before the date you reach age 59 1⁄2, we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Value declines to zero. This means if your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your Purchase Payments even if your Account Value declines to zero due to market performance, so long as you do not take Excess
58

Withdrawals; however, you will not be guaranteed income for the rest of your life.
•	If you take your first withdrawal on or after the date you reach age 59 1⁄2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1⁄2 at continuation), even if your Remaining Guaranteed Withdrawal Amount and/or Account Value declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, we will pay to you the remaining Annual Benefit Payment, if any, not yet withdrawn during that Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year for the rest of your life (and your spouse’s life, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1⁄2 at continuation). Therefore, you will be guaranteed income for life.
•	If you take your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older, your Annual Benefit payment will be set equal to a 6% Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount.
•	If you have elected the LWG II, you should carefully consider when to begin taking withdrawals. If you begin taking withdrawals too soon, you may limit the value of the LWG II. For example, we no longer increase your Total Guaranteed Withdrawal Amount by the 7.25% Compounding Income Amount once you make your second withdrawal. However, if you delay taking withdrawals for too long, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.
•	You have the option of receiving withdrawals under the LWG II rider or receiving payments under an annuity income option. You should consult with your financial representative when deciding how to receive income under this contract. In making this decision, you should consider many factors, including the relative amount of current income provided by the two options, the potential ability to receive higher future payments through potential increases to the value of the LWG II (as described below), your potential need to make additional withdrawals in the future, and the relative values to you of the death benefits available prior to and after annuitization. (See “Lifetime Withdrawal Guarantee and Annuitization” below.)
Managing Your Withdrawals. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. If you do take an Excess Withdrawal, we will recalculate the Total Guaranteed Withdrawal Amount and reduce the Annual Benefit Payment to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older).
In addition, as noted above, if you take an Excess Withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value. These reductions in the Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount may be significant. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Account Value to decline to zero. An Excess Withdrawal that reduces the Account Value to zero will terminate the contract.
If you take an Excess Withdrawal in a Contract Year, you may be able to reduce the impact of the Excess Withdrawal on your Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount by making two separate withdrawals (on
59

different days) instead of a single withdrawal. The first withdrawal should be equal to your Annual Benefit Payment (or remaining Annual Benefit Payment if withdrawals have already occurred in the Contract Year); this withdrawal will not reduce your Total Guaranteed Withdrawal Amount (and Annual Benefit Payment) and it will reduce your Remaining Guaranteed Withdrawal Amount dollar-for-dollar by the amount of the withdrawal. The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or remaining Annual Benefit Payment); this withdrawal will reduce your Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value. For an example of taking multiple withdrawals in this situation, see Appendix E, “A. Lifetime Withdrawal Guarantee – 2. When Withdrawals Do Exceed the Annual Benefit Payment – a. Lifetime Withdrawal Guarantee II – Proportionate Reduction.”
You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older), you cannot withdraw 3% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 7% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.
Required Minimum Distributions. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 72 (age 70 1⁄2, if you were born on or before June 30, 1949). These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, after the first Contract Year, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. You must be enrolled only in the Automated Required Minimum Distribution Program to qualify for this increase in the Annual Benefit Payment. You may not be enrolled in any other systematic withdrawal program. The frequency of your withdrawals must be annual. The Automated Required Minimum Distribution Program is based on information relating to this contract only. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.
Investment Allocation Restrictions. If you elect the LWG II rider, there are certain investment allocation restrictions. Please see “Purchase — Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I” above. If you elect the LWG II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.
Current Restrictions on Subsequent Purchase Payments. Subsequent Purchase Payments under the LWG II rider are restricted as described in “Purchase — Restrictions on Subsequent Purchase Payments — GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.”
Joint Life Version. A Joint Life version of the LWG II rider was available for a charge of 1.50% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.80%). (See “Automatic Annual Step-Up” above.) Like the Single Life version of the LWG II rider, the Joint Life version must be elected at the time you purchase the contract, and the Owner (or older Joint Owner) must be age 85 or younger. Under the Joint Life version, when the Owner of the contract dies (or when the first Joint Owner dies), the LWG II rider will automatically remain in effect only if the spouse is the primary Beneficiary and elects to continue the contract under the spousal continuation provisions. (See “Death Benefit — Spousal Continuation.”) This means that if you purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary Beneficiary at the time of your death, he or she will not be eligible to receive payments under the LWG II rider. If the spouse is younger than age 59 1⁄2 when he or she elects to continue the contract, the
60

spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1⁄2 or older when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. If the first withdrawal was taken before the contract Owner died (or before the first Joint Owner died), the Withdrawal Rate upon continuation of the contract and LWG II rider by the spouse will be based on the age of the contract Owner, or older Joint Owner, at the time the first withdrawal was taken (see “Annual Benefit Payment” above).
In situations in which a trust is both the Owner and Beneficiary of the contract, the Joint Life version of the LWG II would not apply.
For contracts issued on or before February 23, 2009, the current charge for the Joint Life version is 0.85% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.50%). (See “Automatic Annual Step-Up” above.)
Cancellation and Guaranteed Principal Adjustment. You may elect to cancel the LWG II rider on the contract anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the LWG II rider will terminate, we will no longer deduct the LWG II rider charge, and the investment allocation restrictions described in “Purchase — Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I” will no longer apply. The variable annuity contract, however, will continue.
If you cancel the LWG II rider on the fifteenth contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:
(a)    is Purchase Payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in
Account Value attributable to any partial withdrawals taken (including any applicable withdrawal charges) and
(b)    is the Account Value on the date of cancellation.
The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. The Guaranteed Principal Adjustment will never be less than zero.
Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making Purchase Payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due. Therefore, the LWG II may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the LWG II for its Guaranteed Principal Adjustment feature.
Termination of the Lifetime Withdrawal Guarantee II Rider. The Lifetime Withdrawal Guarantee II rider will terminate upon the earliest of:
(1)    the date of a full withdrawal of the Account Value (you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met) (a pro rata portion of the rider charge will be assessed);
(2)    the date all of the Account Value is applied to an Annuity Option (a pro rata portion of the rider charge will be assessed);
(3)    the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the Account Value and your contract is thereby terminated (whatever Account Value is available will be applied to pay the rider charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);
61

(4)    death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary Beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;
(5)    change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);
(6)    the effective date of the cancellation of the rider;
(7)    termination of the contract to which the rider is attached, other than due to death (a pro rata portion of the rider charge will be assessed); or
(8)    the date you assign your contract (a pro rata portion of the rider charge will be assessed).
Under our current administrative procedures, we will waive the termination of the LWG II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.
Once the rider is terminated, the LWG II rider charge will no longer be deducted and the LWG II investment allocation restrictions will no longer apply.
Additional Information. The LWG II rider may affect the death benefit available under your contract. If the Owner or Joint Owner should die while the LWG II rider is in effect, an alternate death benefit amount will be calculated under the LWG II rider that can be taken in a lump sum. The LWG II death benefit amount that may be taken as a lump sum will be equal to total Purchase Payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your contract, and if you made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract’s death benefit will apply.
Alternatively, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The Beneficiary's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 or if required by applicable tax law (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the LWG II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary’s estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) of a Non-Qualified Contract dies prior to the “annuity starting date” (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.
If the Contract is a Qualified Contract, the tax rules that apply upon your death are similar, but differ in some material respects, from the tax rules for Non-Qualified Contracts. (See “Federal Income Tax Status.”)
We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other Qualified Contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the LWG II rider because (1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the LWG II rider charge; or (3) the contract Owner dies, except where the Beneficiary or Joint Owner is the spouse of the Owner
62

and the spouse elects to continue the contract, you may not make additional Purchase Payments under the contract.
Lifetime Withdrawal Guarantee and Annuitization. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see “Annuity Payments (The Income Phase)”), or you must make a complete withdrawal of your Account Value. Annuitization may provide higher income amounts than the payments under the LWG II rider, depending on the applicable annuity option rates and your Account Value on the Annuity Date.
If you annuitize at the latest date permitted, you must elect one of the following options:
(1)    Annuitize the Account Value under the contract’s annuity provisions.
(2)    If you took withdrawals before age 59 1⁄2, and therefore you are not eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.
(3)    If you are eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until your death (or the later of you and your spousal Beneficiary’s death for the Joint Life version). If you (or you and your spousal Beneficiary for the Joint Life version) die before the Remaining Guaranteed Withdrawal Amount is depleted, your Beneficiaries will continue to receive payments equal to the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.
If you do not select an Annuity Option or elect to receive payments under the LWG II rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the LWG II rider.
Description of the Lifetime Withdrawal Guarantee I
The Lifetime Withdrawal Guarantee I rider is identical to the Lifetime Withdrawal Guarantee II, with the exceptions described below.
Total Guaranteed Withdrawal Amount. The maximum Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.
Remaining Guaranteed Withdrawal Amount. The maximum Remaining Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal regardless of whether it is an Excess or Non-Excess withdrawal. However, if the withdrawal is an Excess Withdrawal, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal for withdrawals that are Non-Excess Withdrawals and for Excess Withdrawals, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.
Compounding Income Amount. If you elect the Lifetime Withdrawal Guarantee I rider, on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) the tenth contract
63

anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 5% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase. We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. On the other hand, if you elect the LWG II rider, on each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase.
Annual Benefit Payment. Under the Lifetime Withdrawal Guarantee I, the Annual Benefit Payment is set equal to the Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (there is no 6% Withdrawal Rate for taking later withdrawals).
Automatic Annual Step-Up. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs. Automatic Annual Step-Ups may occur on each contract anniversary prior to the Owner's 86th birthday.
Termination. Termination provision (8) under “Termination of the Lifetime Withdrawal Guarantee II Rider” does not apply to the Lifetime Withdrawal Guarantee I rider.
Rider Charge. The charge for the Lifetime Withdrawal Guarantee I rider is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal
Amount (see “Expenses — Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit — Rider Charge”).
Investment Allocation Restrictions. If you elect the Lifetime Withdrawal Guarantee I rider, you are limited to allocating your Purchase Payments and Account Value among the Fixed Account and the following Investment Portfolios:
(a)	the AB Global Dynamic Allocation Portfolio
(b)	the American Funds® Balanced Allocation Portfolio
(c)	the American Funds® Growth Allocation Portfolio
(d)	the American Funds® Moderate Allocation Portfolio
(e)	the AQR Global Risk Balanced Portfolio
(f)	the BlackRock Global Tactical Strategies Portfolio
(g)	the BlackRock Ultra-Short Term Bond Portfolio
(h)	the Brighthouse Asset Allocation 20 Portfolio
(i)	the Brighthouse Asset Allocation 40 Portfolio
(j)	the Brighthouse Asset Allocation 60 Portfolio
(k)	the Brighthouse Asset Allocation 80 Portfolio
(l)	the Brighthouse Balanced Plus Portfolio
(m)	the Invesco Balanced-Risk Allocation Portfolio
(n)	the JPMorgan Global Active Allocation Portfolio
(o)	the MetLife Multi-Index Targeted Risk Portfolio
(p)	the PanAgora Global Diversified Risk Portfolio
(q)	the Schroders Global Multi-Asset Portfolio
(r)	the SSGA Growth and Income ETF Portfolio
(s)	the SSGA Growth ETF Portfolio
(t)	the Western Asset Management Government Income Portfolio
You may also elect to participate in the DCA or EDCA programs, provided that your destination Investment Portfolios are one or more of the above listed Investment Portfolios.
Current Restrictions on Subsequent Purchase Payments. Subsequent Purchase Payments under the Lifetime Withdrawal Guarantee I rider are restricted as described in “Purchase — Restrictions on Subsequent
64

Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB.”
Description of the Enhanced Guaranteed Withdrawal Benefit
Benefit Base. The Guaranteed Withdrawal Amount is the maximum total amount of money that you are guaranteed to receive over time under the Enhanced GWB rider. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial Purchase Payment plus the GWB Bonus Amount. At any subsequent point in time, the Benefit Base is the remaining amount of money that you are guaranteed to receive through withdrawals under the Enhanced GWB rider. Your Benefit Base will change with each Purchase Payment, or as the result of an Optional Reset. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your Account Value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.
The Benefit Base is equal to:
•	Your initial Purchase Payment, increased by the 5% GWB Bonus Amount;
•	Increased by each subsequent Purchase Payment, and by the 5% GWB Bonus Amount;
•	Reduced dollar for dollar by Benefits Paid, which are withdrawals and amounts applied to an Annuity Option (currently, you may not apply amounts less than your entire Account Value to an Annuity Option); and
•	If a Benefit Paid from your contract is not payable to the contract Owner or the contract Owner’s bank account (or to the Annuitant or the Annuitant’s bank account, if the Owner is a non-natural person), or results in cumulative Benefits Paid for the current Contract Year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the Account Value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base and your Account Value after the decrease for the Benefits Paid. The Benefit Base will also be reset as a result of an Optional Reset as described below.
(See section D of Appendix E for examples of how withdrawals affect the Benefit Base.)
Annual Benefit Payment. The Annual Benefit Payment is the maximum amount of your Benefit Base you may withdraw each Contract Year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB Withdrawal Rate (7%). The Annual Benefit Payment is reset after each subsequent Purchase Payment to the greater of: (1) the Annual Benefit Payment before the subsequent Purchase Payment, and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent Purchase Payment. The Annual Benefit Payment will also be reset as a result of an Optional Reset as described below. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.
Managing Your Withdrawals. It is important that you carefully manage your annual withdrawals. To retain the guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. We refer to withdrawals during a Contract Year that exceed the Annual Benefit Payment as Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. You should not take Excess Withdrawals. If you do take an Excess Withdrawal, or if a withdrawal is not payable to the contract Owner or the contract Owner's bank account (or to the Annuitant or the Annuitant's bank account, if the Owner is a non-natural person), the Annual Benefit Payment will be recalculated and may be reduced. This reduction may be significant. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) your Account Value after the decrease for the withdrawal (including any applicable withdrawal charge) multiplied by the GWB Withdrawal Rate. Because the GWB rider charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused by an Excess Withdrawal results in an increase in the cost of the rider relative to the benefits you will receive.
(See sections E and F of Appendix E for examples of how withdrawals and subsequent Purchase Payments affect the Annual Benefit Payment.)
You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is
65

not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 7% of your Benefit Base and you withdraw only 4% one year, you cannot then withdraw 10% the next year without exceeding your Annual Benefit Payment.
Required Minimum Distributions. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 72 (age 70 1⁄2, if you were born or or before June 30, 1949). These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, after the first Contract Year, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. You must be enrolled only in the Automated Required Minimum Distribution Program to qualify for this increase in the Annual Benefit Payment. You may not be enrolled in any other systematic withdrawal program. The frequency of your withdrawals must be annual. The Automated Required Minimum Distribution Program is based on information relating to this contract only. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.
Guaranteed Withdrawal Amount. We assess the GWB rider charge as a percentage of the Guaranteed Withdrawal Amount, which is initially set at an amount equal to your initial Purchase Payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with subsequent Purchase Payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the Purchase Payment and (2) the Benefit Base after the Purchase Payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will also be reset as a result of an Optional Reset as described below. If your Guaranteed Withdrawal Amount increases, the amount of the Enhanced GWB rider charge we deduct will increase because the rider charge is a percentage of your Guaranteed Withdrawal Amount.
Optional Reset. At any contract anniversary prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person), you may elect an Optional Reset. The purpose of an Optional Reset is to “lock-in” a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. We reserve the right to prohibit an Optional Reset election if we no longer offer this benefit.
An Optional Reset will:
•	Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the Account Value on the date of the reset;
•	Reset your Annual Benefit Payment equal to the Account Value on the date of the reset multiplied by the GWB Withdrawal Rate (7%); and
•	Reset the Enhanced GWB rider charge equal to the then current level we charge for the same rider at the time of the reset, up to the maximum charge of 1.00%.
You may elect either a one-time Optional Reset or Automatic Annual Resets. A one-time Optional Reset is permitted only if: (1) your Account Value is larger than the Benefit Base immediately before the reset, and (2) the reset occurs prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person).
We must receive your request for a one-time Optional Reset in accordance with our administrative procedures (currently we require you to submit your request in writing to our Annuity Service Center) before the applicable contract anniversary. The Optional Reset will take effect on the next contract anniversary following our receipt of your written request.
If you elect Automatic Annual Resets, a reset will occur automatically on any contract anniversary if: (1) your Account Value is larger than the Guaranteed Withdrawal Amount immediately before the reset, and (2) the contract anniversary is prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person). The same conditions will apply to each Automatic Annual Reset.
In the event that the charge applicable to contract purchases at the time of the Automatic Annual Reset is
66

higher than your current Enhanced GWB rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Reset. You may discontinue Automatic Annual Resets by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), prior to the contract anniversary on which a reset may otherwise occur. If you discontinue the Automatic Annual Resets, no reset will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Resets, the Enhanced GWB rider (and the rider charge) will continue, and you may choose to elect a one-time Optional Reset or reinstate Automatic Annual Resets.)
It is possible to elect a one-time Optional Reset when the Account Value is larger than the Benefit Base but smaller than the Guaranteed Withdrawal Amount. (By contrast, an Automatic Annual Reset will never occur if the the Account Value is smaller than the Guaranteed Withdrawal Amount.) If you elect a one-time Optional Reset when the Account Value before the reset was less than the Guaranteed Withdrawal Amount, you would lock in a higher Benefit Base, which would increase the total amount you are guaranteed to receive through withdrawals under the Enhanced GWB rider, and extend the period of time over which you could make those withdrawals. However, you would also decrease the Annual Benefit Payment and the Guaranteed Withdrawal Amount. You should consider electing a one-time Optional Reset when your Account Value is smaller than the Guaranteed Withdrawal Amount only if you are willing to accept the decrease in the Annual Benefit Payment and Guaranteed Withdrawal Amount in return for locking in the higher Benefit Base. Otherwise, you should only elect a one-time Optional Reset when your Account Value is larger than the Guaranteed Withdrawal Amount.
Any benefit of a one-time Optional Reset or Automatic Annual Reset also depends on the current Enhanced GWB rider charge. If the current charge in effect at the time of the reset is higher than the charge you are paying, it may not be beneficial to elect a reset because we will begin applying the higher current charge at the time of the reset (even if a one-time Optional Reset results in a decrease of your Annual Benefit Payment and/or your Guaranteed Withdrawal Amount).
For contracts issued prior to July 16, 2007, you may elect an Optional Reset beginning with the third contract anniversary (as long as it is prior to the Owner's
86th birthday) and at any subsequent contract anniversary prior to the Owner's 86th birthday as long as it has been at least three years since the last Optional Reset. Automatic Annual Resets are not available.
Cancellation of the Enhanced GWB Rider. You may elect to cancel the Enhanced GWB rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. If cancelled, the Enhanced GWB rider will terminate and we will no longer deduct the Enhanced GWB rider charge. The variable annuity contract, however, will continue. If you cancel the Enhanced GWB rider, you may not re-elect it.
Termination of the Enhanced GWB Rider. The Enhanced GWB rider will terminate upon the earliest of:
(1)    the date you make a full withdrawal of your Account Value;
(2)    the date you apply all of your Account Value to an Annuity Option;
(3)    the date there are insufficient funds to deduct the Enhanced GWB rider charge from your Account Value (whatever Account Value is available will be applied to pay the annual Enhanced GWB rider charge);
(4)    the date we receive due proof of the Owner's death and a Beneficiary claim form, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the Annuitant dies if the Owner is a non-natural person; note: (a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the Enhanced GWB rider is in effect at the time of continuation), all terms and conditions of the Enhanced GWB rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the Owner's death and a Beneficiary claim form (from certain Beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the Enhanced GWB rider charge until we receive this information;
(5)    a change of the Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) for any reason (currently we follow our administrative procedures regarding termination for a change of
67

Owner or Joint Owner or Annuitant, if a non-natural person owns the contract);
(6)    the effective date of cancellation of the rider; or
(7)    the termination of your contract.
Additional Information. If you take a full withdrawal of your Account Value and the withdrawal does not exceed the Annual Benefit Payment, or your Account Value is reduced to zero because you do not have a sufficient Account Value to pay the Enhanced GWB rider charge and your Benefit Base after the withdrawal is greater than zero, we will commence making payments to the Owner or Joint Owner (or to the Annuitant if the Owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 or if required by applicable tax law (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while these payments are being made, your Beneficiary will receive these payments. No other death benefit will be paid.
If the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while the Enhanced GWB rider is in effect, your Beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefits. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the Enhanced GWB rider.
If the Beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) of a Non-Qualified Contract dies prior to the “annuity starting date” (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.
If the Contract is a Qualified Contract, the tax rules that apply upon your death are similar, but differ in some material respects, from the tax rules for Non-Qualified Contracts. (See “Federal Income Tax Status.”)
We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other Qualified Contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the Enhanced GWB rider because (1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the Enhanced GWB rider charge; or (3) the contract Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional Purchase Payments under the contract.
Current Restrictions on Subsequent Purchase Payments. Subsequent Purchase Payments under the Enhanced GWB rider are restricted as described in “Purchase — Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB.”
Enhanced GWB and Annuitization. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions imposed by your selling firm, our current established administrative procedures, and applicable state law). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see “Annuity Payments (The Income Phase)”), or you must make a complete withdrawal of your Account Value.
68

If you annuitize at the latest date permitted, you must elect one of the following options:
(1)    Annuitize the Account Value under the contract’s annuity provisions.
(2)    Elect to receive the Annual Benefit Payment under the Enhanced GWB rider paid each year until the Benefit Base is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Benefit Base to zero.
If you do not select an Annuity Option or elect to receive payments under the Enhanced GWB rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the Enhanced GWB rider.
Description of the Guaranteed Withdrawal Benefit I
The GWB I rider is the same as the Enhanced GWB rider described above with the following differences: (1) there is no favorable treatment of required minimum distributions; (2) the GWB I rider charge continues even if your Benefit Base equals zero; (3) you may only elect the Optional Reset once every five Contract Years instead of every Contract Year; (4) the GWB I rider charge is 0.50% and the maximum GWB I rider charge upon an Optional Reset is 0.95%; (5) you do not have the ability to cancel the rider following your fifth contract anniversary; and (6) we include withdrawal charges for purposes of determining whether your withdrawals have exceeded your Annual Benefit Payment.
By endorsement, the GWB I rider has been enhanced so that items (1) and (2) above no longer apply and the interval between Optional Resets in item (3) has been decreased to every three Contract Years. You may now elect an Optional Reset under the GWB I starting with the third contract anniversary (as long as it is prior to the Owner's 86th birthday), and you may elect an Optional Reset at any subsequent contract anniversary prior to the Owner's 86th birthday, as long as it has been at least three years since the last Optional Reset.
Current Restrictions on Subsequent Purchase Payments. Subsequent Purchase Payments under the GWB I rider are restricted as described in “Purchase — Restrictions on Subsequent Purchase
Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB.”
Guaranteed Minimum Accumulation Benefit
The GMAB guarantees that your Account Value will not be less than a minimum amount at the end of a specified number of years (the “Rider Maturity Date”). If your Account Value is less than the minimum guaranteed amount at the Rider Maturity Date, we will apply an additional amount to increase your Account Value so that it is equal to the guaranteed amount.
If you elected the GMAB rider, we required you to allocate your Purchase Payments and all of your Account Value to one of three Investment Portfolios (see the “Original Investment Portfolios” in the table below). You were also permitted to allocate Purchase Payments to the EDCA program, provided that your destination Investment Portfolio was the Investment Portfolio that you chose when you elected the rider. No transfers are permitted while this rider is in effect. The Investment Portfolio that you chose at the time you elected the GMAB determines the percentage of Purchase Payments that equals the guaranteed amount. The original Investment Portfolios available at the time you chose the GMAB rider, the percentage of Purchase Payments that determined the guaranteed amount, and the number of years to the Rider Maturity Date for each, are:
Original Investment Portfolio	Guaranteed Amount (% of Purchase Payments)	Years to Rider Maturity Date
MetLife Defensive Strategy Portfolio(1)	130%	10 years
MetLife Moderate Strategy Portfolio(2)	120%	10 years
MetLife Balanced Strategy Portfolio(3)	110%	10 years

(1)    Effective as of April 28, 2014, the MetLife Defensive Strategy Portfolio of Brighthouse Funds Trust I merged into the Brighthouse Asset Allocation 40 Portfolio of Brighthouse Funds Trust II.
(2)    Effective as of April 28, 2014, the MetLife Moderate Strategy Portfolio of Brighthouse Funds Trust I merged into the Brighthouse Asset Allocation 40 Portfolio of Brighthouse Funds Trust II.
69

(3)    Effective as of April 28, 2014, the MetLife Balanced Strategy Portfolio of Brighthouse Funds Trust I merged into the Brighthouse Asset Allocation 60 Portfolio of Brighthouse Funds Trust II.
The Investment Portfolio mergers that occurred on April 28, 2014 did not affect the Guaranteed Amount under the GMAB.
Within a 90 day period after April 28, 2014, contract owners who originally elected the MetLife Moderate Strategy Portfolio of Brighthouse Funds Trust I were permitted to make a one-time transfer of their entire Account Value from the Brighthouse Asset Allocation 40 Portfolio of Brighthouse Funds Trust II to the American Funds® Moderate Allocation Portfolio of Brighthouse Funds Trust I.
For more information about the Investment Portfolios, please see the prospectuses for the Investment Portfolios and the “Investment Portfolio Fees and Expenses” section and Appendix B of this prospectus.
This benefit is intended to protect you against poor investment performance during the Accumulation Phase of your contract. You may not have this benefit and a GMIB or GWB rider or the Enhanced Death Benefit rider in effect at the same time.
Benefit Description. The GMAB rider guarantees that at the Rider Maturity Date, your Account Value will at least be equal to a percentage of the Purchase Payments you made during the first 120 days that you held the contract (the “GMAB Eligibility Period”), less reductions for any withdrawals (and related withdrawal charges) that you made at any time before the Rider Maturity Date. The percentage of Purchase Payments made that determines the guaranteed amount range from 110% to 130%, depending on the Investment Portfolio you selected. This guaranteed amount is the “Guaranteed Accumulation Amount.” The Guaranteed Accumulation Amount is used only to determine the amount of any benefit payable under the GMAB feature and the amount of the annual charge for the GMAB. There is a maximum Guaranteed Accumulation Amount for your contract that is shown on your contract schedule page (currently $5 million). Purchase Payments made after this maximum Guaranteed Accumulation Amount is reached will not increase the Guaranteed Accumulation Amount above the maximum. However, if you make a withdrawal of Account Value during the GMAB Eligibility Period that reduces the Guaranteed Accumulation Amount below the maximum, then Purchase
Payments you make after the withdrawal, and during the GMAB Eligibility Period, will increase the Guaranteed Accumulation Amount until it reaches the maximum. Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Accumulation Amount. If you anticipate making Purchase Payments after 120 days, you should understand that such payments will not increase the Guaranteed Accumulation Amount. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due under the GMAB feature at the Rider Maturity Date.
On your contract's issue date, the Guaranteed Accumulation Amount is equal to a percentage of your initial Purchase Payment. Subsequent Purchase Payments made during the GMAB Eligibility Period increase the Guaranteed Accumulation Amount by the percentage amount of the Purchase Payment (subject to the limit described above) depending on which Investment Portfolio you selected at the time you elected the GMAB. When you make a withdrawal from the contract, the Guaranteed Accumulation Amount is reduced in the same proportion that the amount of the withdrawal (including any related withdrawal charge) bears to the total Account Value.
Example:
Assume your Account Value is $100,000 and your Guaranteed Accumulation Amount is $120,000, prior to making a $10,000 withdrawal from the contract. The withdrawal amount is 10% of the Account Value. Therefore, after the withdrawal, your Account Value would be $90,000 and your Guaranteed Accumulation Amount would be $108,000 (90% of $120,000).
The Guaranteed Accumulation Amount does not represent an amount of money available for withdrawal and is not used to calculate any benefits under the contract prior to the Rider Maturity Date.
At the Rider Maturity Date, after deduction of the annual charge for the GMAB rider, we will compare your contract's Account Value to its Guaranteed Accumulation Amount. If the Account Value is less than the Guaranteed Accumulation Amount, we will contribute to your Account Value the amount needed to make it equal the Guaranteed Accumulation Amount. (This added amount is the “Guaranteed Accumulation Payment.”) The Guaranteed Accumulation Payment is allocated entirely to the Investment Portfolio you have selected (no portion of the Guaranteed Accumulation Payment is allocated to the EDCA account).
70

If your Account Value is greater than or equal to the Guaranteed Accumulation Amount at the Rider Maturity Date, then no Guaranteed Accumulation Payment will be paid into your Account Value. The GMAB rider terminates at the Rider Maturity Date. We will not deduct the GMAB rider charge after that date, and the related investment requirements and restrictions will no longer apply.
If your Account Value is reduced to zero for any reason other than a full withdrawal of the Account Value or application of the entire Account Value to an Annuity Option, but your contract has a positive Guaranteed Accumulation Amount remaining, the contract and the GMAB rider will remain in force. No charge for the GMAB rider will be deducted or accrue while there is insufficient Account Value to cover the deductions for the charge. At the Rider Maturity Date, the Guaranteed Accumulation Payment will be paid into the Account Value.
Purchase Payments made after the 120 day GMAB Eligibility Period may have a significant impact on whether or not a Guaranteed Accumulation Payment is due at the Rider Maturity Date. Even if Purchase Payments made during the 120 day GMAB Eligibility Period lose significant value, if the Account Value, which includes all Purchase Payments, is equal to or greater than the Guaranteed Accumulation Amount, which is a percentage of your Purchase Payments made during the 120 day period, then no Guaranteed Accumulation Payment is made. Therefore, the GMAB rider may not be appropriate for you if you intend to make additional Purchase Payments after the GMAB Eligibility Period.
Example:
Assume that you made one $10,000 Purchase Payment during the 120 day GMAB Eligibility Period and you selected the MetLife Balanced Strategy Portfolio (now merged into the Brighthouse Asset Allocation 60 Portfolio). Therefore, the Guaranteed Accumulation Amount is $11,000 (110% of your $10,000 Purchase Payment). Assume that at the Rider Maturity Date, your Account Value is $0. The Guaranteed Accumulation Payment is $11,000 ($11,000 - $0 = $11,000).
In contrast, assume that you made one $10,000 Purchase Payment during the 120 day GMAB Eligibility Period and you selected the MetLife Balanced Strategy Portfolio. Therefore, the Guaranteed Accumulation Amount is $11,000. Also assume that on the day before the Rider Maturity Date your Account Value is $0. Assume that you decide to make one Purchase Payment on the day before the Rider Maturity Date of $11,000. At the Rider Maturity Date, assume there has not been any positive or negative investment experience for the one day between your Purchase Payment and the Rider Maturity Date. Consequently, your Account Value is $11,000. We would not pay a Guaranteed Accumulation Payment because the Account Value of $11,000 is equal to the Guaranteed Accumulation Amount of $11,000 ($11,000 - $11,000 = $0).
Current Restrictions on Subsequent Purchase Payments. Subsequent Purchase Payments under the GMAB rider are restricted as described in “Purchase — Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB.”
Rider Termination. The GMAB rider will terminate at the earliest of: (1) the Rider Maturity Date; (2) the date you surrender the contract; (3) the date you cancel the GMAB rider, as described below; (4) the date you apply all of your Account Value to an Annuity Option; and (5) the date of death of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), unless the Beneficiary is the spouse of the Owner and elects to continue the contract under the spousal continuation provisions of the contract.
Once the rider is terminated, the GMAB rider charge will no longer be deducted and the related investment requirements and limitations will no longer apply. If the rider is terminated before the Rider Maturity Date, the Guaranteed Accumulation Payment will not be paid.
Cancellation. You have a one-time right to cancel this optional benefit to take effect on your fifth contract anniversary. We must receive your request in writing within the 90-day period after your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. Once you have cancelled the GMAB rider, you will no longer be eligible to receive the Guaranteed Accumulation Payment or be bound by the investment requirements and restrictions, and we will no longer deduct the charge for this rider.
GMAB and Decedent Contracts. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are “stretching” the distributions under the IRS required distribution rules, you may not purchase the GMAB rider. Upon your death, however, any remaining benefits may need to be accelerated to comply with IRS rules.
71

PERFORMANCE
We periodically advertise subaccount performance relating to the Investment Portfolios. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the Investment Portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge, or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, withdrawal charges, applicable optional rider charges, and the Investment Portfolio expenses.
For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding Investment Portfolios for the periods commencing from the date on which the particular Investment Portfolio was made available through the Separate Account.
In addition, the performance for the Investment Portfolios may be shown for the period commencing from the inception date of the Investment Portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.
We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the Investment Portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.
We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific Investment Portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying Investment Portfolios.
You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.
DEATH BENEFIT
Upon Your Death
If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary (or Beneficiaries). If you die during the Income Phase (after you begin receiving Annuity Payments), there is no death benefit; however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (or Beneficiaries) (see “Annuity Payments (The Income Phase)” for more information).
The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, depending on availability in your state, you can select the optional Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider, or the Enhanced Death Benefit I rider. You can also select the Additional Death Benefit — Earnings Preservation Benefit. If you are 80 years old or older at the effective date of your contract, you are not eligible to select the Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider or the Earnings Preservation Benefit. If you are 76 years old or older at the effective date of your contract, you are not eligible to select the Enhanced Death Benefit I rider. For contracts issued prior to May 1, 2004, the Annual Step-Up is the standard death benefit for your contract.
The death benefits are described below. There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your financial representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.
The death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until the Beneficiary (or the first Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her
72

portion of the death benefit remains in the Investment Portfolios and is subject to investment risk.
Where there are multiple Beneficiaries, any guaranteed death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the guaranteed death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the contract's Account Value an amount equal to the difference between the death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. The remaining death benefit amounts are held in the Investment Portfolios until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit and are subject to investment risk until we receive his/her necessary documentation.
If you have a Joint Owner, the death benefit will be paid when the first Owner dies. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.
If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit. If there are Joint Owners, the age of the oldest Owner will be used to determine the death benefit amount.
If we are presented with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.
Standard Death Benefit — Principal Protection
The death benefit will be the greater of:
(1)    the Account Value; or
(2)    total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge).
If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: “the Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date.”
In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount under the Principal Protection death benefit will be determined in accordance with (1) or (2) above.
(See Appendix F for examples of the Principal Protection death benefit rider.)
Optional Death Benefit — Annual Step-Up
You may select the Annual Step-Up death benefit rider if you are age 79 or younger at the effective date of your contract.
If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:
(1)    the Account Value; or
(2)    total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge); or
(3)    the highest anniversary value, as defined below.
On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.
If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:
•	Subsection (2) is changed to provide: “The Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of change of Owner, and reduced proportionately by the percentage reduction in Account Value (including
73

any applicable withdrawal charge) attributable to each partial withdrawal made after such date.”
•	For subsection (3), the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the change of Owner. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.
In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount under the Annual Step-Up death benefit is equal to the greatest of (1), (2) or (3).
(See Appendix F for examples of the Annual Step-Up death benefit rider.)
Optional Death Benefit — Enhanced Death
Benefit I
In states where approved, you may select the Enhanced Death Benefit I rider (subject to investment allocation restrictions) if you are age 75 or younger at the effective date of your contract and you either (a) have not elected any living benefit rider or (b) have elected the GMIB Plus II rider. The Enhanced Death Benefit I (EDB I) rider is referred to in your contract and rider as the “Guaranteed Minimum Death Benefit” or GMDB.
If you select the Enhanced Death Benefit I rider, the amount of the death benefit will be the greater of:
(1)    the Account Value; or
(2)    the Death Benefit Base.
The Death Benefit Base provides protection against adverse investment experience. It guarantees that the death benefit will not be less than the greater of: (1) the highest Account Value on any anniversary (adjusted for withdrawals), or (2) the amount of your initial investment (adjusted for withdrawals), accumulated at 6% per year.
The Death Benefit Base is the greater of (a) or (b) below:
(a)    Highest Anniversary Value: On the date we issue your contract, the Highest Anniversary Value is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal. The percentage reduction in Account Value is the dollar amount of the withdrawal (including any applicable withdrawal charge) divided by the Account Value immediately preceding such withdrawal. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated to equal the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.
(b)    Annual Increase Amount: On the date we issue your contract, the Annual Increase Amount is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:
(i)	is Purchase Payments accumulated at the annual increase rate from the date the Purchase Payment is made. The annual increase rate is 6% per year through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter; and
(ii)	is withdrawal adjustments accumulated at the annual increase rate. The annual increase rate is 6% per year through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter. The withdrawal adjustment for any partial withdrawal in a Contract Year is equal to the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal (including any applicable withdrawal charge). However, (1) if the partial withdrawal occurs before the contract anniversary immediately prior to your 91st birthday; (2) if all partial withdrawals in a Contract Year are payable to the Owner (or the Annuitant if the Owner is a non-natural person) or other payees that
74

we agree to; and (3) if total partial withdrawals in a Contract Year are not greater than 6% of the Annual Increase Amount on the previous contract anniversary, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total partial withdrawals in that Contract Year and will be treated as a single withdrawal at the end of that Contract Year.
The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner’s 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). The Annual Increase Amount does not change after the contract anniversary immediately preceding the Owner’s 91st birthday, except that it is increased for each subsequent Purchase Payment and reduced by the withdrawal adjustments described in (b)(ii) above.
Taxes. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1⁄2, a 10% federal tax penalty may apply.
Optional Step-Up. On each contract anniversary on or after the first anniversary following the effective date of the rider, you may elect an Optional Step-Up provided that: (1) the Account Value exceeds the Annual Increase Amount immediately before the Optional Step-Up; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your contract has both the GMIB Plus II rider and the Enhanced Death Benefit I rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described below, on one or both riders.
We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.
The Optional Step-Up:
(a)    Resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election; and
(b)    May reset the Enhanced Death Benefit I rider charge to a rate we shall determine that does not exceed the maximum Optional Step-Up charge (1.50%), provided that this rate will not exceed the rate that would be applicable to the same rider available for new contract purchases at the time of the step-up.
On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the Optional Step-Up.
When you elect the Optional Step-Up, provided the above requirements are met, you may elect either:
1)    a one time Optional Step-Up at any contract anniversary; or
2)    Optional Step-Ups to occur under the Automatic Annual Step-Up (on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically).
In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current Enhanced Death Benefit I rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.
75

If you have also elected the GMIB Plus II rider and you elect Optional Step-Ups to occur under the Automatic Annual Step-up, it will remain in effect through the seventh contract anniversary following the date you make the election. You may make a new election if you want Automatic Annual Step-Ups to continue after the seventh contract anniversary.
You may discontinue Automatic Annual Step-Ups at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary following the date you make this election. If you discontinue Automatic Annual Step-Ups, the Enhanced Death Benefit I rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.
Investment Allocation Restrictions. If you select the Enhanced Death Benefit I rider, there are certain investment allocation restrictions. (See “Purchase — Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.”) If you elect the Enhanced Death Benefit I, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.
Current Restrictions on Subsequent Purchase Payments. Subsequent Purchase Payments under the Enhanced Death Benefit I rider are restricted as described in “Purchase — Restrictions on Subsequent Purchase Payments — GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.”
Termination of the Enhanced Death Benefit I. The Enhanced Death Benefit I will terminate upon the earliest of:
a)    The date you make a total withdrawal of your Account Value (a pro rata portion of the rider charge will be assessed);
b)    The date there are insufficient funds to deduct the Enhanced Death Benefit I rider charge from your Account Value;
c)    The date you elect to receive Annuity Payments under the contract (a pro rata portion of the rider charge will be assessed);
d)    A change of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);
e)    The date you assign your contract (a pro rata portion of the rider charge will be assessed);
f)    The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or
g)    Termination of the contract to which this rider is attached.
Under our current administrative procedures, we will waive the termination of the Enhanced Death Benefit I if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.
The EDB I Rider and Annuitization. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see “Annuity Payments (The Income Phase)”), or you must make a complete withdrawal of your Account Value. Generally, once your contract is annuitized, you are ineligible to receive the death benefit selected. However, for contracts purchased with an EDB I rider, if you annuitize at the latest date permitted, you must elect one of the following options:
(1)    Annuitize the Account Value under the contract’s annuity provisions; or
(2)    Elect to receive annuity payments determined by applying the Death Benefit Base to the greater of the guaranteed Annuity Option rates for this contract at the time of purchase or the current Annuity Option rates applicable to this class of contract. If you die before the complete return of the Death Benefit Base,
76

your Beneficiary will receive a lump sum equal to the death benefit determined at annuitization less Annuity Payments already paid to the Owner.
If you fail to select one of the above options, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option, unless the payment under option (2) above is greater, in which case we will apply option (2) to your contract.
(See Appendix F for examples of the Enhanced Death Benefit I.)
Optional Death Benefit — Compounded-Plus
In states where the Compounded-Plus death benefit rider has been approved and the Enhanced Death Benefit I has not been approved, you may select the Compounded-Plus death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Compounded-Plus death benefit rider, the death benefit will be the greater of:
(1)    the Account Value; or
(2)    the greater of (a) or (b) below:
(a)    Highest Anniversary Value: On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.
(b)    Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial Purchase Payment. Thereafter, the annual increase amount is equal to (i) less (ii), where:
(i)	is Purchase Payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and
(ii)	is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal (including any applicable withdrawal charge).
If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2) above:
(a)    for the highest anniversary value, the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the Owner change; and
(b)    for the annual increase amount, the current annual increase amount will be reset to equal your Account Value as of the effective date of the Owner change. For purposes of the calculation of the annual increase amount thereafter, the Account Value on the effective date of the Owner change will be treated as the initial Purchase Payment and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.
In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount is equal to the greater of (1) or (2).
(See Appendix F for examples of the Compounded-Plus death benefit rider.)
Additional Death Benefit — Earnings Preservation Benefit
You may select the Additional Death Benefit — Earnings Preservation Benefit if you are age 79 or younger at the effective date of your contract. The Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the Owner or Joint Owner. In certain situations, this benefit may not be available for qualified plans (check with your financial representative for details).
Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the “benefit percentage” (determined in accordance with the table below) times the result of (a) - (b), where:
77

(a)	is the death benefit under your contract; and
(b)	is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.
On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the “benefit percentage” (determined in accordance with the table below) times the result of (a) - (b), where:
(a)	is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge); and
(b)	is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.

Issue Age	Benefit Percentage
Ages 69 or younger	40%
Ages 70-79	25%
Ages 80 and above	0%
If the Owner is a natural person and the Owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above “total Purchase Payments not withdrawn” will be reset to equal the Account Value as of the effective date of the Owner change, and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.
In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal Beneficiary. Alternatively, the spousal Beneficiary may elect to have the additional death benefit determined and added to the Account Value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).
General Death Benefit Provisions
As described above, the death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until a Beneficiary submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk. This risk is borne by the Beneficiary.
Please check with your financial representative regarding the availability of the following in your state.
A Beneficiary must elect the death benefit to be paid under one of the payment options (unless the Owner has previously made the election). All options must comply with applicable federal income tax rules. The tax rules are complex and differ for Non-Qualified Contracts and Qualified Contracts. As a general matter, the entire death benefit must be paid within five years (or in some cases 10 years for Qualified Contracts) of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. Generally, the payments under such an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. For Non-Qualified Contracts, payment must begin within one year of the date of death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death. However, if the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the later of the year following the Annuitant’s death or the year in which the Annuitant would have reached age 72 (age 70 1⁄2, if the Annuitant was born on or before June 30, 1949).
We may also offer a payment option, for both Non-Qualified Contracts and certain Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions that are taken as withdrawals from Individual Retirement Accounts. Such payment option may be limited to certain categories of beneficiaries. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Your Beneficiary may choose any optional death benefit available under the new contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed in accordance with
78

applicable tax law requirements. In some cases, this will require that the proceeds be distributed more rapidly than the method of distribution in effect at the time of your Beneficiary's death. (See “Federal Income Tax Status.”) To the extent permitted under the tax law, and in accordance with our procedures, your designated Beneficiary is permitted under our procedures to make additional Purchase Payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified Contracts or Non-Qualified Contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional Purchase Payments would be subject to applicable withdrawal charges. Your Beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.
If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the Beneficiary under an Annuity Option may only be elected during the 60 day period beginning with the date we receive due proof of death.
If the Owner or a Joint Owner, who is not the Annuitant, dies during the Income Phase, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's death. Upon the death of the Owner or a Joint Owner during the Income Phase, the Beneficiary becomes the Owner.
Spousal Continuation
If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the contract in his or her own name. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the death benefit amount over the Account Value will be allocated to each applicable Investment Portfolio and/or the Fixed Account in the ratio that the Account Value in the Investment Portfolio and/or the Fixed Account bears to the total Account Value. The terms and conditions of the contract that applied prior to the Owner’s death will continue to apply, with certain exceptions described in the contract.
For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value and/or an annual increase amount (depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract. If the contract includes both the GMIB Plus II and Enhanced Death Benefit I riders, the Annual Increase Amount for the GMIB Plus II rider is also reset on the date the spouse continues the contract.
Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs (see “Federal Income Tax Status”).
Any Internal Revenue Code reference to “spouse” includes those persons who enter into lawful marriages under state law, regardless of sex.
Death of the Annuitant
If the Annuitant, not an Owner or Joint Owner, dies during the Accumulation Phase, you automatically become the Annuitant. You can select a new Annuitant if you do not want to be the Annuitant (subject to our then current underwriting standards). However, if the Owner is a non- natural person (for example, a trust), then the death of the primary Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.
Upon the death of the Annuitant after Annuity Payments begin, the death benefit, if any, will be as provided for in the Annuity Option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death, but in all events in accordance with applicable tax law requirements.
Controlled Payout
You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Payments for life or over a period of time that does not exceed your Beneficiary's life expectancy. This election must be in writing in Good Order. You may revoke the election only in writing in Good Order. Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts.
FEDERAL INCOME TAX STATUS
Introduction
The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Code and the provisions of the Code that govern the contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the
79

federal income tax rules that may affect you and your contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the contract. As a result, you should always consult a tax adviser for complete information and advice applicable to your individual situation.
We are not responsible for determining if your employer’s plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).
We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.
To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Investment Portfolios to foreign jurisdictions.
For federal tax purposes, the term “spouse” refers to the person to whom you are lawfully married, regardless of sex. The term “spouse” generally will not include individuals who are in a registered domestic partnership or civil union not denominated as marriage under state or other applicable law.
Non-Qualified Contracts
This discussion assumes the contract is a “non-qualified” annuity contract for federal income tax purposes, that is, a Contract not held in a tax qualified plan. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or “IRAs” (including SEP and SIMPLE IRAs), 408A or “Roth IRAs” and 457(b) plans. Contracts owned through such plans are referred to below as “Qualified Contracts.”
Accumulation
Generally, an Owner of a Non-Qualified Contract is not taxed on increases in the value of the contract until there is a distribution from the contract, i.e. surrender, partial withdrawal, income payment, or commutation. This deferral of taxation on accumulated value in the contract is limited to contracts owned by or held for the benefit of “natural persons.” A contract will be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the contract as an agent for the exclusive benefit of a natural person.
In contrast, a contract owned by other than a “natural person,” such as a corporation, partnership, trust, or other entity (other than a trust holding the Contract as an agent for a natural person), will be taxed currently on the increase in accumulated value in the contract in the year earned. Note that in this regard, an employer which is the Owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees, or others, is considered a non-natural Owner and any annual increase in the Account Value will be subject to current income taxation.
Surrenders or Withdrawals – Early Distribution
If you take a withdrawal from your contract, or surrender your contract prior to the date you commence taking annuity or “income” payments (the “Annuity Starting Date”), the amount you receive will generally be treated first as coming from earnings, if any, (and thus subject to income tax) and then from your Purchase Payments (which are not subject to income tax). If the accumulated value is less than your Purchase Payments upon surrender of your contract, your ability to claim any unrecovered Purchase Payments on your federal income tax return as a miscellaneous itemized deduction is suspended under the 2017 Tax Cuts and Jobs Act effective for tax years beginning after December 31, 2017 and before January 1, 2026.
The portion of any withdrawal from an annuity contract that is subject to income tax will also be subject to a 10% federal income tax penalty for “early” distribution if such withdrawal is taken prior to you reaching age 59 1⁄2, unless an exception applies. Exceptions include distributions made:
(a)    on account of your death or disability,
(b)    as part of a series of substantially equal periodic payments made at least annually payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated Beneficiary, or
(c)    under certain immediate income annuities.
If you receive systematic payments that you intend to qualify for the “substantially equal periodic payments” exception noted above, any modifications (except due to death or disability) to your payment before age 59 1⁄2 or
80

within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.
Amounts received as a partial withdrawal may be fully includible in taxable income to the extent of gain in the contract.
If your contract has been purchased with an Optional Two Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax Purchase Payment.
Treatment of Separate Account Charges
It is possible that at some future date the Internal Revenue Service (IRS) may consider that contract charges attributable to certain guaranteed death benefits and certain living benefits are to be treated as distributions from the contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% federal income tax penalty as an early distribution, as described above.
Guaranteed Withdrawal Benefits
If you have purchased the GWB I, Enhanced GWB or Lifetime Withdrawal Guarantee, where otherwise made available, note the following:
The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.
In the event that the Account Value goes to zero, and either the Benefit Base (for the GWB I or Enhanced GWB) or the Remaining Guaranteed Withdrawal Amount (for the Lifetime Withdrawal Guarantee) is paid out in fixed installments or the Annual Benefit Payment (for the Lifetime Withdrawal Guarantee) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments. (See “Taxation of Payments in Annuity Form” below.)
We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).
Aggregation
If you purchase two or more deferred annuity contracts after October 21, 1988, from us (or our predecessors or affiliates) during the same calendar year, the law requires that all such contracts must be treated as a single contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, you should consult a tax adviser if you are purchasing more than one annuity contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (see “Taxation of Payments in Annuity Form” below).
Exchanges/Transfers
The annuity contract may be exchanged in whole or in part for another annuity contract or a long-term care insurance policy. An exchange in whole of an annuity contract for another annuity contract or for a qualified long-term care insurance policy will generally be a tax-free transaction under Section 1035 of the Code. The partial exchange of an annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange – other than Annuity Payments made for life, joint lives, or for a term of 10 years or more. If a distribution is made from either contract within the 180-day period after the exchange or the exchange otherwise fails to satisfy other IRS prescriptions, the IRS reserves the
81

right to characterize the exchange in a manner consistent with its substance, based on general tax principles and all the facts and circumstances. For instance, such distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. Some of the ramifications of a partial exchange remain unclear. You should consult your tax adviser concerning potential tax consequences prior to any partial exchange or split of annuity contracts.
A transfer of ownership of the contract, or the designation of an Annuitant or other Beneficiary who is not also the contract Owner, may result in income or gift tax consequences to the contract Owner. You should consult your tax adviser if you are considering such a transfer or assignment.
Death Benefits
For Non-Qualified Contracts, the death benefit is taxable to the recipient in the same manner as if paid to the contract Owner (under the rules for withdrawals or income payments, whichever is applicable).
After your death, any death benefit determined under the contract must be distributed according to certain rules. The method of distribution that is required depends on whether you die before or after the Annuity Starting Date.
If you die on or after the Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.
If you die before the Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death) and the Beneficiary must be a natural person.
Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner.
For contracts owned by a non-natural person, the required distribution rules apply upon the death of the Annuitant. If there is more than one Annuitant of a contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.
Investor Control
In certain circumstances, Owners of Non-Qualified variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of Investment Portfolios available and the flexibility of the contract Owner to allocate Purchase Payments and transfer amounts among the Investment Portfolios have not been addressed in public rulings. While we believe that the contract does not give the contract Owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract Owner from being treated as the owner of the Separate Account assets supporting the contract.
Taxation of Payments in Annuity Form
Payments received from the contract in the form of an annuity are taxable as ordinary income to the extent they exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio is determined at the time the contract is annuitized (i.e., the accumulated value is converted to an annuity form of distribution). Generally, the applicable exclusion ratio is your investment in the contract divided by the total payments expected to be received based on IRS factors, such as the form of annuity and mortality. The excludable portion of each Annuity Payment is the return of investment in the contract and it is excludable from your taxable income until your investment in the contract is fully recovered. We will make this calculation for you. However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Contract is an amount greater – or less — than the taxable amount determined by us and reported by us to you and the IRS.
Once you have recovered the investment in the contract, further Annuity Payments are fully taxable.
If you die before your investment in the contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if Annuity Payments continue after your death, the balance may be recovered by your Beneficiary.
82

The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date.
Once Annuity Payments have commenced, you may not be able to transfer to another Non-Qualified Contract or a long-term care contract as part of a tax-free exchange.
If the contract allows, you may elect to convert less than the full value of your contract to an annuity form of pay-out (i.e., “partial annuitization”). In this case, your investment in the contract will be pro-rated between the annuitized portion of the contract and the deferred portion. An exclusion ratio will apply to the Annuity Payments as described above, provided the annuity form you elect is payable for at least 10 years or for the life of one or more individuals.
3.8% Tax on Net Investment Income
Federal tax law imposes a 3.8% Net Investment Income tax on the lesser of:
(1)    the taxpayer’s “net investment income,” (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or
(2)    the taxpayer’s modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers).
“Net investment income” in Item 1 above does not include distributions from tax qualified plans (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A, or 457(b)), but such income will increase modified adjusted gross income in Item 2 above.
You should consult your tax adviser regarding the applicability of this tax to income under your annuity contract.
Puerto Rico Tax Considerations
The Puerto Rico Internal Revenue Code of 2011 (the “2011 PR Code”) taxes distributions from Non-Qualified Contracts differently than in the U.S.
Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.
The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences.
You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.
Qualified Contracts
Introduction
The contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code (“tax qualified plans” or “qualified plans”). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or “IRAs” (including SEP and SIMPLE IRAs), 408A or “Roth IRAs” and 457(b) plans. Extensive special tax rules apply to qualified plans and to the annuity contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the contract with the various types of qualified plans. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.
The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the contract.
We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.
83

All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.
A contract may also be available in connection with an employer’s non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex. Please consult your tax adviser about your particular situation.
Accumulation
The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations, which are subject to change from year-to-year.
Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a “before tax” basis entitle you to a tax deduction or are not subject to current income tax. Purchase payments made on an “after tax” basis do not reduce your taxable income or give you a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.
An IRA Contract will accept as a single Purchase Payment a transfer or rollover from another IRA (including a SEP or SIMPLE IRA) or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b), or governmental 457(b) plan). A rollover or transfer from a SIMPLE IRA is allowed provided that the taxpayer has participated in such arrangement for at least two years. As part of the single Purchase Payment, the IRA contract will also accept an IRA contribution subject to the Code limits for the year of purchase.
For income annuities established as “pay-outs” of SIMPLE IRAs, the contract will only accept a single Purchase Payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b), or 457(b) plan), the contract will only accept as its single Purchase Payment a transfer from such employer retirement plan.
Taxation of Annuity Distributions
If contributions are made on a “before tax” basis, you generally pay income taxes on the full amount of money you receive under the contract. Withdrawals attributable to any after-tax contributions are basis in the contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).
Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.
If you meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of federal income taxes.
With respect to IRA contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we will withhold is determined by the Code.
Guaranteed Withdrawal Benefits
If you have purchased the Lifetime Withdrawal Guarantee benefit (LWG), where otherwise made available, note the following:
In the event that the Account Value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.
In determining your required minimum distribution each year, the actuarial value of this benefit as of the prior December 31 must be taken into account in addition to the Account Value of the contract.
If you have purchased the GWB I, Enhanced GWB or LWG, where otherwise made available, note the following:
The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to
84

withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.
In the event that the Account Value goes to zero, and either the Benefit Base (for the GWB I or Enhanced GWB) or the Remaining Guaranteed Withdrawal Amount (for the LWG) is paid out in fixed installments or the Annual Benefit Payment (for the LWG) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.
We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).
Withdrawals Prior to Age 59 1⁄2
A taxable withdrawal from a Qualified Contract which is subject to income tax may also be subject to a 10% federal income tax penalty for “early” distribution if taken prior to age 59 1⁄2, unless an exception described below applies. The penalty rate is 25% for SIMPLE IRA plan contracts if the withdrawal occurs within the first 2 years of your participation in the plan.
Exceptions to the early distribution penalty for qualified plans include withdrawals or distributions made:
(a)    on account of your death or disability,
(b)    as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated Beneficiary and you are separated from employment,
(c)    on separation from service after age 55. This rule does not apply to IRAs (including SEPs and SIMPLE IRAs).
(d)    pursuant to a qualified domestic relations order (“QDRO”). This rule does not apply to IRAs (including SEPs and SIMPLE IRAs).
(e)    to pay IRS levies (and made after December 31, 1999),
(f)    to pay deductible medical expenses, or
(g)    in the case of IRAs only, to pay for medical insurance (if you are unemployed), qualified higher education expenses, or for a qualified first-time home purchase up to $10,000.
Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.
If you receive systematic payments that you intend to qualify for the “substantially equal periodic payments” exception noted above, any modifications (except due to death or disability) to your payment before age 59 1⁄2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.
The 10% federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.
Commutation Features Under Income Payment Types
Please be advised that the tax consequences resulting from the election of income payment types containing a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) are uncertain and the IRS may determine that the taxable amount of income payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:
•	The imposition of a 10% federal income tax penalty on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1⁄2 at the time the withdrawal is made. This 10% federal income tax penalty is in addition to the ordinary income tax on the taxable amount of the commuted value.
85

•	The retroactive imposition of the 10% federal income tax penalty on income payments received prior to the taxpayer attaining age 59 1⁄2.
•	The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any income payments made after such commutation.
A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an income payment type.
Rollovers and Transfers
Your contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., you may not transfer it to someone else).
Nevertheless, contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.
Under certain circumstances, you may be able to transfer amounts distributed from your contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.
You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. Rollovers from another qualified plan can generally be made to your SIMPLE IRA after you have participated in the SIMPLE IRA for at least two years.
Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that you participate in the SIMPLE IRA plan. After this two-year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.
Federal income tax law allows you to make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs you own. Generally, this limit does not apply to trustee-to-trustee transfers between IRAs. Because the rollover rules are complex, please consult with your tax advisor before making an IRA rollover.
Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:
(a)    minimum distribution requirements,
(b)    financial hardship; or
(c)    for a period of ten or more years or for life.
20% Withholding on Eligible Rollover Distributions
For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an “eligible rollover distribution” for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if you directly transfer a withdrawal from this contract to another IRA or other qualified plan. Similarly, you may be able to avoid withholding on a transfer into this contract from an existing qualified plan you may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not “eligible rollover distributions,” the Code imposes different withholding rules to determine the withholding percentage.
Death Benefits
The death benefit in a Qualified Contract is taxable to the recipient in the same manner as if paid to the contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).
Required Minimum Distribution (RMD) amounts are required to be distributed from a Qualified annuity Contract (including a contract issued as a Roth IRA) following your death. Congress recently changed the RMD rules for individuals who die after 2019. The after-death RMD rules are complex, and you should consult your tax adviser about how they may apply to your situation.
Effective January 1, 2020, when an IRA owner or participant in a defined contribution plan dies, any remaining interest generally must be distributed within 10 years (or in some cases five years) after his or her death, unless an exception applies. An exception permits an “eligible designated beneficiary” to take distributions over life or a period not exceeding life expectancy, subject to special rules and limitations. An “eligible designated beneficiary” includes: the IRA owner/participant’s spouse or minor child (until the child reaches age of majority), certain disabled or chronically ill individuals, and an individual who is not more than 10 years younger than the IRA owner/participant. We may limit any payment option
86

over life, or a period not exceeding life expectancy, to certain categories of eligible designed beneficiary.
Generally, distributions under this exception must start by the end of the year following your death. However, if your surviving spouse is the sole designated beneficiary, distributions may generally be delayed until December 31 of the year you would have attained age 72 (age 70 1⁄2, if you were born on or before June 30, 1949), if your contract permits.
If you die after Annuity Payments have already begun under a Qualified Contract, any remaining payments under the contract also must be made in accordance with the RMD rules. In some cases, those rules may require that the remaining payments be made over a shorter period than originally elected or otherwise adjusted to comply with the tax law.
Regardless of whether you die before or after your Required Beginning Date, the following will be applicable:
If your surviving spouse is the sole designated beneficiary of your Traditional or Roth IRA, then your surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.
Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death. The Beneficiary generally must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. Different tax rules may apply if your Beneficiary is not a natural person, such as your estate.
Your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, or he or she may elect to rollover the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.
If your Beneficiary is not your spouse and your plan and contract permit, your Beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.
Additionally, for contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the participant may have rights in the contract. In such a case, the participant may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.
Required Minimum Distributions
Generally, you must begin receiving RMD amounts from your Qualified Contract by the Required Beginning Date. Generally, for retirement plans, the “Required Minimum Date” is April 1 following the later of:
(a)    the calendar year in which you reach age 72 (age 70 1⁄2, if you were born on or before June 30, 1949), or
(b)    the calendar year you retire, provided you do not own more than 5% of the outstanding stock, capital, or profits of your employer.
For IRAs (including SEPs and SIMPLEs), the Required Beginning Date by which you must begin receiving withdrawals is the year in which you attain age 72 (age 70 1⁄2, if you were born on or before June 30, 1949), even if you have not retired, taking your first distribution no later than April 1 of the year after you reach age 72 (age 70 1⁄2, if you were born on or before June 30, 1949).
For all subsequent years, including the first year in which you took your RMD by April 1, you must take the required minimum distribution for the year by December 31st. This will require you to take two distributions in the same calendar year if you wait to take your first distribution until April 1 of the year after attaining age 72 (age 70 1⁄2, if you were born on or before June 30, 1949).
A tax penalty of 50% applies to the shortfall of any required minimum distribution you fail to receive.
You may not satisfy minimum distributions for one employer’s qualified plan (e.g., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEP and SIMPLE IRAs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.
The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of contract value must be added to the amount credited to your account in computing the amount required to be
87

distributed over the applicable period. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.
If you intend to receive your minimum distributions in the form of Annuity Payments that are payable over the joint lives of you and a Beneficiary or over a guaranteed duration of more than 10 years, be advised that federal tax law may require that, after your death, any remaining payments be made over a shorter period or be reduced after your death to satisfy the RMD rules and avoid the 50% excise tax. Other complex rules also apply to RMDs taken in the form of Annuity Payments. You should consult your own tax adviser as to how these rules affect your own contract.
Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions apply to beneficiaries of Roth IRAs.
Additional Information Regarding TSA (ERISA and Non-ERISA) 403(b)
Special Rules Regarding Exchanges. In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements: (1) the plan must allow the exchange; (2) the exchange must not result in a reduction in a participant’s or a Beneficiary’s accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to contract exchanges or any other matter relating to these regulations.
Withdrawals. If you are under age 59 1⁄2, you generally cannot withdraw money from your TSA contract unless the withdrawal:
(a)	related to Purchase Payments made prior to 1989 and pre-1989 earnings on those Purchase Payments;
(b)	is exchanged to another permissible investment under your 403(b) plan;
(c)	relates to contributions to an annuity contract that are not salary reduction elective deferrals, if your plan allows it;
(d)	occurs after you die, leave your job or become disabled (as defined by the Code);
(e)	is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;
(f)	relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;
(g)	relates to rollover or after-tax contributions; or
(h)	is for the purchase of permissive service credit under a governmental defined benefit plan.
In addition, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant’s severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.
Additional Information Regarding IRAs
Purchase Payments. Traditional IRA Purchase Payments (except for permissible rollovers and direct transfers) are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code.A Purchase Payment up to the deductible amount can also be made for a non-working spouse provided the couple’s compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional “catch-up” contributions if they have sufficient compensation. If you or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If you exceed Purchase Payment limits you may be subject to a tax penalty.
Roth IRA Purchase Payments for individuals are non-deductible (made on an “after tax” basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional “catch-up” Purchase Payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual Purchase Payment limit if your modified adjusted gross income does not
88

exceed certain limits. If you exceed Purchase Payment limits, you may be subject to a tax penalty.
Withdrawals. If and to the extent that Traditional IRA Purchase Payments are made on an “after tax” basis, withdrawals would be included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based upon the ratio of all non-deductible Purchase Payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.
Generally, withdrawal of earnings from Roth IRAs are free from federal income tax if: (1) they are made at least five taxable years after the tax year for which you made your first Purchase Payment to a Roth IRA; and (2) they are made on or after the date you reach age 59 1⁄2 or upon your death, disability or for a qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from Purchase Payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.
Conversion. Traditional IRAs may be converted to Roth IRAs. Except to the extent you have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your contract may include such benefits and applicable charges. Accordingly, if you are considering such conversion of your annuity contract, please consult your tax adviser. The taxable amount may exceed the Account Value at the date of conversion.
Prior to 2018, contributions made to a Traditional IRA that were converted to a Roth IRA could be recharacterized as made back to the Traditional IRA, if certain conditions were met. Under a provision of the Tax Cuts and Jobs Act, recharacterization cannot be used to unwind a conversion from a Traditional IRA to a Roth IRA for taxable years beginning after December 31, 2017. For conversions made to a Roth IRA in 2017, the IRS has issued guidance allowing recharacterizations to be made in 2018.
Distinction for Puerto Rico Code
An annuity contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a “cash or deferred” arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.
Contributions. The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.
Distributions. Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the contract for purposes of determining the amount of Annuity Payments required to be included in the employee’s gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee’s gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant’s tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation of employment or termination of a retirement plan will generally be treated as ordinary income but will be subject to a withholding tax
89

rate of 20%.A special withholding tax rate of 10% may apply instead, if the plan satisfies the following requirements:
(1)    the plan’s trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and
(2)    10% of all plan’s trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in “property located in Puerto Rico” for a three-year period.
If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico, and bank deposits. The 2011 PR Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.
In the case of distributions from a qualified plan in the form of annuity or installments as a result of termination of employment, amounts received are taxable in an amount equal to 3% of the after-tax contributions not previously distributed, which would be considered the tax cost. The remaining portion is not taxable until you have recovered the total after-tax contributions made to the qualified plan. You may be able to exclude from gross income up to $11,000, if you are less than 60 years of age, or up to $15,000, if you are at least 60 years of age, of the taxable portion of the installment payments received every year. The above-described distributions that exceed the amount of $35,000 during a taxable year (amount which includes the annual exclusion of $15,000) for retirees that are 60 years old or older, and $31,000 (amount which includes the annual exclusion of $11,000) for other retirees plus the recovery of the consideration paid for the annuity following the 3% recognition of income rule described above, will generally constitute ordinary income subject to a 10% withholding tax.
Upon the occurrence of a “Declared Disaster”, like a hurricane, Retirement Plans are allowed to make Eligible Distributions to a participant resident of Puerto Rico who requests the same. The Eligible Distribution may not exceed $100,000, be made during a period of time to be identified by the Puerto Rico Treasury through administrative guidance and be used to cover damages or losses suffered, and extraordinary expenses incurred by the individual as a result of the Declared Disaster. The first $10,000 will be exempted from income taxation, including the alternate basic tax, and amounts exceeding $10,000 will be subject to a 10% income tax to be withheld at the source, in lieu of any other income tax, including the alternate basic tax.
You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution if you are a resident of Puerto Rico.
In contrast, in the case of a distribution to a Non-Puerto Rico resident of retirement income, as such term is defined in 4 U.S.C. Section 114(a) made by a dual qualified plan, i.e., a plan qualified under Code Section 401 and under Section 1081.01 of the 2011 PR Code, and funded through a U.S. Trust, said distribution is not subject to Puerto Rico income tax. The individual must not be a Puerto Rico resident at the time of distribution.
Rollover. Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee’s benefit no later than sixty (60) days after the distribution.
ERISA Considerations. In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above
90

described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has held that a Puerto Rico retirement plan described in ERISA Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.
Pursuant to guidance promulgated by the DOL, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term “spouse,” spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.
OTHER INFORMATION
BLIC
Brighthouse Life Insurance Company is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. BLIC is an indirect, wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. (BHF), a publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the U.S. BLIC’s executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.
The Separate Account
We have established a Separate Account, Brighthouse Variable Annuity Account C (Separate Account), to hold the assets that underlie the contracts. The Board of Directors of MetLife Investors Insurance Company (MetLife Investors) adopted a resolution to establish the Separate Account under Missouri insurance law on
February 24, 1987. On November 14, 2014, following the close of business MetLife Investors merged into BLIC (formerly known as MetLife Insurance Company USA) and the Separate Account became a separate account of BLIC. We have registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.
The Separate Account’s assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.
We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we will notify you of any such changes and we guarantee that the modification will not affect your Account Value.
We are obligated to pay all money we owe under the contracts — such as death benefits and income payments — even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Minimum Income Benefit, optional Guaranteed Withdrawal Benefit, or optional Guaranteed Minimum Accumulation Benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. BLIC is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.
The investment advisers to certain of the Investment Portfolios offered with the contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, BLIC has claimed an exclusion from the definition of
91

the term “commodity pool operator” under the Commodities Exchange Act (CEA), and is not subject to registration or regulation as a pool operator under the CEA.
Distributor
We have entered into a distribution agreement with our affiliate, Brighthouse Securities, LLC (Distributor), 11225 North Community House Road, Charlotte, NC 28277, for the distribution of the contracts. Both the Company and Distributor are indirect, wholly owned subsidiaries of BHF. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.
Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts. No selling firms are affiliated with us or Distributor. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for Distributor’s management team and other expenses of distributing the contracts. Distributor’s management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.
Certain Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See the Investment Portfolio prospectuses for more information.) These payments range up to 0.55% of Separate Account assets invested in the particular Investment Portfolio.
Selling Firms
As noted above, Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under “Additional Compensation for Selected Selling Firms”). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Financial representatives of the selling firms may also receive non-cash compensation, pursuant to their firm’s guidelines, directly from us or Distributor.
Compensation Paid to Selling Firms. Distributor pays compensation to all selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional Purchase Payments by selling firms is 8% of Purchase Payments, along with annual trail commissions up to 1.20% of Account Value (less Purchase Payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. Distributor also pays commissions when a contract Owner elects to begin receiving regular income payments (referred to as “Annuity Payments”). (See “Annuity Payments (The Income Phase).”) Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items may include expenses for conference or seminar trips, certain gifts, prizes, and awards.
Ask your financial representative for further information about what payments your financial representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.
Additional Compensation for Selected Selling Firms. Distributor has entered into distribution arrangements with certain selected unaffiliated selling firms. Under these arrangements, Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms, the amount of which may be an annual flat fee or, in many cases, depends on cumulative periodic (usually quarterly) sales of our insurance contracts (including the contracts offered by this prospectus) and may also depend on meeting thresholds in the sale of certain of our insurance contracts (other than the contracts
92

offered by this prospectus). They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm’s line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on Account Values of our variable insurance contracts (including Account Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment in selling firms’ marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms’ financial representatives. Distributor has entered into such distribution agreements with the selling firms identified in the Statement of Additional Information.
The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your financial representative. (See the Statement of Additional Information — “Distribution” for a list of selling firms that received compensation during 2020, as well as the range of additional compensation paid.)
Requests and Elections
We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a
Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 305075, Nashville, TN 37230-5075. If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.
Requests for service may be made:
•	Through your financial representative
•	By telephone at (888) 243-1932, between the hours of 7:30AM and 5:30PM Central Time Monday through Friday
•	In writing to our Annuity Service Center
•	By fax at Brighthouse Policy Holder Services, (877) 246-8424 or
•	By Internet at www.brighthousefinancial.com
Some of the requests for service that may be made by telephone or Internet include transfers of Account Value (see “Investment Options – Transfers – Transfers By Telephone or Other Means”) and changes to the allocation of future Purchase Payments (see “Purchase – Allocation of Purchase Payments”). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in Good Order. Contact us for further information. Some selling firms may restrict the ability of their financial representatives to convey transaction requests by telephone or Internet on your behalf.
We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your
93

responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.
We are not a fiduciary and do not give advice or make recommendations regarding insurance or investment products. Ask your financial representative for guidance regarding any requests or elections and for information about your particular investment needs. Please bear in mind that your financial representative, or any financial firm or financial professional you consult to provide advice, is not acting on our behalf. We do not recommend and are not responsible for any securities transactions or investment strategies involving securities (including account recommendations).
Good Order. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner’s consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your financial representative before submitting the form or request.
Telephone and Computer Systems. Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.
Cybersecurity and Certain Business Continuity Risks. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners’ requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.
We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on BLIC and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.
Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Other disruptive events, including (but not limited to) natural disasters and public health crises, may adversely affect our ability to conduct business, in particular if our employees or the employees of our service providers are unable or unwilling to perform their
94

responsibilities as a result of any such event. Cybersecurity breaches and other disruptions to our business operations can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.
Cybersecurity breaches may also impact the issuers of securities in which the Investment Portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Investment Portfolios will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.
Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Investment Portfolios invest.
COVID-19. The outbreak of the novel coronavirus known as COVID-19 was declared a pandemic by the World Health Organization in March 2020. The pandemic has resulted in significant financial market volatility, a deterioration in general economic conditions, record-low interest rates, global business disruptions affecting companies across various industries, and wide-ranging changes in consumer behavior. The duration and impact of the COVID-19 public health crisis on the financial markets and overall economy are uncertain, as is the efficacy of government and central bank interventions. Although the Company has implemented risk management and contingency plans and taken preventative measures and other precautions so it can continue to provide products and services to its customers, it is not currently possible to accurately estimate the full impact that the COVID-19 pandemic will have on the Company. The Company continues to closely monitor this evolving situation, including the impact on services provided by third-party vendors. However, there can be no assurance that any future impact from the COVID-19 pandemic will not be significant to the Company and/or with respect to the services the Company or its customers receive from third-party vendors.
Significant market volatility and negative investment returns in the financial markets resulting from the COVID-19 pandemic could have a negative impact on returns of the Investment Portfolios in which the Separate Account invests. Declines in or sustained low interest rates can cause a reduction in investment income for the Investment Portfolios. If these market conditions continue, and depending on your individual circumstances (e.g., your selected investment options and the timing of any transfers or withdrawals), you may experience (perhaps significant) negative returns under the contract. You should consult with your financial representative about how the COVID-19 pandemic and the recent market conditions may impact your future investment decisions related to the contract, such as making subsequent Purchase Payments, transfers, or withdrawals, based on your individual circumstances.
Confirming Transactions. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.
Ownership
Owner. You, as the Owner of the contract, have all the interest and rights under the contract.
These rights include the right to:
•	change the Beneficiary.
•	change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules).
•	assign the contract (subject to limitation).
•	change the payment option.
•	exercise all other rights, benefits, options and privileges allowed by the contract or us.
The Owner is as designated at the time the contract is issued, unless changed. Any change of Owner is subject to our underwriting rules in effect at the time of the request.
Joint Owner. The contract can be owned by Joint Owners, limited to two natural persons. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.
Beneficiary. The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been
95

named, you can change the Beneficiary at any time before you die. If Joint Owners are named, unless you tell us otherwise, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).
Abandoned Property Requirements. Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract’s maturity date (the latest day on which annuity payments may begin under the contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call (888) 243-1932 to make such changes.
Annuitant. The Annuitant is the natural person(s) on whose life we base Annuity Payments. You can change the Annuitant at any time prior to the Annuity Date, unless an Owner is not a natural person. Any reference to Annuitant includes any joint Annuitant under an Annuity Option. The Owner and the Annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under a GMIB rider (see “Living Benefits — Guaranteed Income Benefits”).
Assignment. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. An assignment may be a taxable event.
If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.
Legal Proceedings
In the ordinary course of business, BLIC, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.
It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, BLIC does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of Brighthouse Securities, LLC to perform its contract with the Separate Account or of BLIC to meet its obligations under the contracts.
Financial Statements
Our financial statements and the financial statements of the Separate Account have been included in the SAI.
96

Table of Contents of the Statement of Additional Information
The Company
The Separate Account
Services
Independent Registered Public Accounting Firm
Custodian
Distribution
     Reduction or Elimination of the Withdrawal Charge
Calculation of Performance Information
     Total Return
Historical Unit Values
Reporting Agencies
Annuity Provisions
     Variable Annuity
Fixed Annuity
Mortality and Expense Guarantee
Legal or Regulatory Restrictions on Transactions
Additional Federal Tax Considerations
Condensed Financial Information
Financial Statements
97

This page intentionally left blank.

APPENDIX A
Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for the Accumulation Units outstanding) for contracts issued as of December 31, 2020. See “Purchase — Accumulation Units” in the prospectus for information on how Accumulation Unit values are calculated. The first table presents Accumulation Unit values for the highest possible combination of Separate Account product charges and death benefit rider charges, and the second table presents Accumulation Unit values for the lowest possible combination of such charges. Certain subaccounts are subject to a reduced Mortality and Expense Charge. Please see “FEE TABLES AND EXAMPLES — Separate Account Annual Expenses” for more information. Charges for the optional Enhanced Death Benefit, Guaranteed Minimum
Income Benefits, Lifetime Withdrawal Guarantees, Guaranteed Withdrawal Benefits, and Guaranteed Minimum Accumulation Benefit are assessed by canceling Accumulation Units and, therefore, these charges are not reflected in the Accumulation Unit value. However, purchasing an optional Enhanced Death Benefit, Guaranteed Minimum Income Benefit, Lifetime Withdrawal Guarantee, Guaranteed Withdrawal Benefit, or Guaranteed Minimum Accumulation Benefit will result in a higher overall charge. The Statement of Additional Information (SAI) contains the Accumulation Unit values for all other possible combinations of Separate Account product charges and death benefit rider charges. (See Page 2 for how to obtain a copy of the SAI.)

1.90% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. International Growth Sub-Account (Series II)
01/01/2011 to 12/31/2011	23.566313	21.506687	2,417.5956
01/01/2012 to 12/31/2012	21.506687	24.318664	2,275.2728
01/01/2013 to 12/31/2013	24.318664	28.327325	2,451.4953
01/01/2014 to 12/31/2014	28.327325	27.819095	2,409.6688
01/01/2015 to 12/31/2015	27.819095	26.581399	2,368.1069
01/01/2016 to 12/31/2016	26.581399	25.899406	2,318.5427
01/01/2017 to 12/31/2017	25.899406	31.189005	2,284.9309
01/01/2018 to 12/31/2018	31.189005	25.945923	2,250.8754
01/01/2019 to 12/31/2019	25.945923	32.646579	1,671.7706
01/01/2020 to 12/31/2020	32.646579	36.431387	1,631.5276
Brighthouse Funds Trust I
AB Global Dynamic Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.167893	10.479837	0.0000
01/01/2013 to 12/31/2013	10.479837	11.428729	11,269.9055
01/01/2014 to 12/31/2014	11.428729	12.037639	19,128.3277
01/01/2015 to 12/31/2015	12.037639	11.879490	9,149.1239
01/01/2016 to 12/31/2016	11.879490	12.075067	9,086.9185
01/01/2017 to 12/31/2017	12.075067	13.462005	6,972.7138
01/01/2018 to 12/31/2018	13.462005	12.286696	6,427.0142
01/01/2019 to 12/31/2019	12.286696	14.234450	5,919.7605
01/01/2020 to 12/31/2020	14.234450	14.815822	2,262.1105
A-1

APPENDIX A
Condensed Financial Information (continued)
1.90% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds® Balanced Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.757837	9.370880	93,798.8099
01/01/2012 to 12/31/2012	9.370880	10.437432	109,050.8353
01/01/2013 to 12/31/2013	10.437432	12.138922	158,408.2820
01/01/2014 to 12/31/2014	12.138922	12.630942	175,256.6539
01/01/2015 to 12/31/2015	12.630942	12.305766	163,031.9906
01/01/2016 to 12/31/2016	12.305766	13.017151	136,391.0041
01/01/2017 to 12/31/2017	13.017151	14.925952	105,251.4233
01/01/2018 to 12/31/2018	14.925952	14.012095	93,515.1721
01/01/2019 to 12/31/2019	14.012095	16.432966	92,909.8854
01/01/2020 to 12/31/2020	16.432966	18.633209	94,542.8823
American Funds® Growth Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.281394	8.676032	135,724.4776
01/01/2012 to 12/31/2012	8.676032	9.887340	128,799.0664
01/01/2013 to 12/31/2013	9.887340	12.137129	159,715.4004
01/01/2014 to 12/31/2014	12.137129	12.669395	149,650.7084
01/01/2015 to 12/31/2015	12.669395	12.336982	91,554.6804
01/01/2016 to 12/31/2016	12.336982	13.189241	62,281.9104
01/01/2017 to 12/31/2017	13.189241	15.704314	75,361.3676
01/01/2018 to 12/31/2018	15.704314	14.518220	78,873.6022
01/01/2019 to 12/31/2019	14.518220	17.611987	70,454.0388
01/01/2020 to 12/31/2020	17.611987	20.204379	67,800.6963
American Funds® Moderate Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.999953	9.830917	109,800.4259
01/01/2012 to 12/31/2012	9.830917	10.690383	68,612.4242
01/01/2013 to 12/31/2013	10.690383	11.907408	53,012.5348
01/01/2014 to 12/31/2014	11.907408	12.395351	49,548.8284
01/01/2015 to 12/31/2015	12.395351	12.073754	54,912.7731
01/01/2016 to 12/31/2016	12.073754	12.677341	54,566.7612
01/01/2017 to 12/31/2017	12.677341	14.052162	49,306.6753
01/01/2018 to 12/31/2018	14.052162	13.315416	52,325.6416
01/01/2019 to 12/31/2019	13.315416	15.175660	51,828.0682
01/01/2020 to 12/31/2020	15.175660	16.823607	61,303.7984
AQR Global Risk Balanced Sub-Account (Class B)
04/30/2012 to 12/31/2012	11.095853	11.462767	14,504.6584
01/01/2013 to 12/31/2013	11.462767	10.865597	13,010.2993
01/01/2014 to 12/31/2014	10.865597	11.087286	15,468.0980
01/01/2015 to 12/31/2015	11.087286	9.837128	9,533.5864
01/01/2016 to 12/31/2016	9.837128	10.516928	8,046.8313
01/01/2017 to 12/31/2017	10.516928	11.331100	3,307.4003
01/01/2018 to 12/31/2018	11.331100	10.410896	3,030.4756
01/01/2019 to 12/31/2019	10.410896	12.249546	2,356.5945
01/01/2020 to 12/31/2020	12.249546	12.381883	2,170.1682
BlackRock Global Tactical Strategies Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.924071	10.211120	41,222.3487
01/01/2013 to 12/31/2013	10.211120	11.051764	61,196.1518
01/01/2014 to 12/31/2014	11.051764	11.485267	57,939.1844
01/01/2015 to 12/31/2015	11.485267	11.256840	85,755.4433
01/01/2016 to 12/31/2016	11.256840	11.534440	79,976.0196
01/01/2017 to 12/31/2017	11.534440	12.824200	74,812.4263
01/01/2018 to 12/31/2018	12.824200	11.677626	73,410.0577
01/01/2019 to 12/31/2019	11.677626	13.821115	73,025.1750
01/01/2020 to 12/31/2020	13.821115	14.144855	73,485.4343
A-2

APPENDIX A
Condensed Financial Information (continued)
1.90% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Franklin Low Duration Total Return Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.987399	9.734008	10,384.0622
01/01/2012 to 12/31/2012	9.734008	9.969859	11,760.1386
01/01/2013 to 12/31/2013	9.969859	9.895765	10,843.9853
01/01/2014 to 12/31/2014	9.895765	9.812226	5,435.3203
01/01/2015 to 12/31/2015	9.812226	9.567621	4,708.1856
01/01/2016 to 12/31/2016	9.567621	9.681708	4,254.9544
01/01/2017 to 12/31/2017	9.681708	9.626491	4,045.1000
01/01/2018 to 12/31/2018	9.626491	9.485560	7,632.4805
01/01/2019 to 12/31/2019	9.485560	9.738511	4,266.2317
01/01/2020 to 12/31/2020	9.738511	9.757613	4,014.0473
Brighthouse Asset Allocation 100 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.251762	10.402724	574,376.1933
01/01/2012 to 12/31/2012	10.402724	11.914653	574,542.6876
01/01/2013 to 12/31/2013	11.914653	15.140008	545,171.9191
01/01/2014 to 12/31/2014	15.140008	15.610967	421,891.0537
01/01/2015 to 12/31/2015	15.610967	15.009529	384,897.1844
01/01/2016 to 12/31/2016	15.009529	16.049290	361,470.4170
01/01/2017 to 12/31/2017	16.049290	19.359870	327,768.8687
01/01/2018 to 12/31/2018	19.359870	17.081701	255,659.7437
01/01/2019 to 12/31/2019	17.081701	21.366221	236,619.4230
01/01/2020 to 12/31/2020	21.366221	24.927741	221,024.3276
Brighthouse Balanced Plus Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.950891	10.377682	2,885.8704
01/01/2013 to 12/31/2013	10.377682	11.644752	12,076.5729
01/01/2014 to 12/31/2014	11.644752	12.527974	20,239.7333
01/01/2015 to 12/31/2015	12.527974	11.789721	23,844.7134
01/01/2016 to 12/31/2016	11.789721	12.535500	27,544.5698
01/01/2017 to 12/31/2017	12.535500	14.555224	29,192.9035
01/01/2018 to 12/31/2018	14.555224	13.228420	26,745.4535
01/01/2019 to 12/31/2019	13.228420	16.038173	16,762.4713
01/01/2020 to 12/31/2020	16.038173	17.705878	16,188.4717
Brighthouse Small Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.995902	15.178255	176,077.4655
01/01/2012 to 12/31/2012	15.178255	17.569665	157,018.8103
01/01/2013 to 12/31/2013	17.569665	22.832759	130,244.8333
01/01/2014 to 12/31/2014	22.832759	22.787306	111,889.2520
01/01/2015 to 12/31/2015	22.787306	21.149125	105,141.0828
01/01/2016 to 12/31/2016	21.149125	27.237071	92,355.3092
01/01/2017 to 12/31/2017	27.237071	29.852630	84,282.5474
01/01/2018 to 12/31/2018	29.852630	24.825945	78,932.0320
01/01/2019 to 12/31/2019	24.825945	31.368421	69,725.8986
01/01/2020 to 12/31/2020	31.368421	30.600252	69,460.3143
A-3

APPENDIX A
Condensed Financial Information (continued)
1.90% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.282999	9.797930	74,870.5751
01/01/2012 to 12/31/2012	9.797930	11.429024	59,347.9265
01/01/2013 to 12/31/2013	11.429024	10.655323	43,697.9889
01/01/2014 to 12/31/2014	10.655323	9.772978	36,284.2014
01/01/2015 to 12/31/2015	9.772978	8.264436	37,046.4549
01/01/2016 to 12/31/2016	8.264436	9.041601	34,730.3885
01/01/2017 to 12/31/2017	9.041601	11.385214	36,347.8854
01/01/2018 to 12/31/2018	11.385214	9.585648	36,670.8819
01/01/2019 to 12/31/2019	9.585648	11.356778	27,353.1478
01/01/2020 to 12/31/2020	11.356778	14.184237	23,476.0370
Clarion Global Real Estate Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.793766	12.778545	68,899.2780
01/01/2012 to 12/31/2012	12.778545	15.795183	56,467.9727
01/01/2013 to 12/31/2013	15.795183	16.047387	54,014.0516
01/01/2014 to 12/31/2014	16.047387	17.834403	52,529.1192
01/01/2015 to 12/31/2015	17.834403	17.253471	47,725.0885
01/01/2016 to 12/31/2016	17.253471	17.076757	42,077.7712
01/01/2017 to 12/31/2017	17.076757	18.556771	38,753.8313
01/01/2018 to 12/31/2018	18.556771	16.631520	34,246.2192
01/01/2019 to 12/31/2019	16.631520	20.367245	32,319.8055
01/01/2020 to 12/31/2020	20.367245	18.980213	28,924.2234
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010630	1.044394	75,401.1603
01/01/2013 to 12/31/2013	1.044394	1.043809	37,937.2778
01/01/2014 to 12/31/2014	1.043809	1.081320	48,071.2149
01/01/2015 to 12/31/2015	1.081320	1.016353	61,693.1642
01/01/2016 to 12/31/2016	1.016353	1.114068	49,751.7812
01/01/2017 to 12/31/2017	1.114068	1.202479	39,870.6408
01/01/2018 to 12/31/2018	1.202479	1.103806	34,089.4852
01/01/2019 to 12/31/2019	1.103806	1.248519	33,892.6146
01/01/2020 to 12/31/2020	1.248519	1.349129	31,748.8813
Invesco Comstock Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.012092	9.680265	122,356.7310
01/01/2012 to 12/31/2012	9.680265	11.256169	95,769.4571
01/01/2013 to 12/31/2013	11.256169	14.953317	98,008.6052
01/01/2014 to 12/31/2014	14.953317	16.038166	95,257.3999
01/01/2015 to 12/31/2015	16.038166	14.796666	85,272.9314
01/01/2016 to 12/31/2016	14.796666	17.029548	80,511.7373
01/01/2017 to 12/31/2017	17.029548	19.721220	60,750.8610
01/01/2018 to 12/31/2018	19.721220	16.996180	59,630.7270
01/01/2019 to 12/31/2019	16.996180	20.838028	57,870.6039
01/01/2020 to 12/31/2020	20.838028	20.341285	50,798.1402
A-4

APPENDIX A
Condensed Financial Information (continued)
1.90% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Invesco Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.186300	14.739946	134,849.2268
01/01/2012 to 12/31/2012	14.739946	17.097538	109,243.3275
01/01/2013 to 12/31/2013	17.097538	23.515801	95,319.1091
01/01/2014 to 12/31/2014	23.515801	24.898496	82,824.5008
01/01/2015 to 12/31/2015	24.898496	24.012162	78,532.7893
01/01/2016 to 12/31/2016	24.012162	26.254298	67,220.9380
01/01/2017 to 12/31/2017	26.254298	32.287625	61,041.9472
01/01/2018 to 12/31/2018	32.287625	28.810437	55,677.2560
01/01/2019 to 12/31/2019	28.810437	35.168218	53,433.7360
01/01/2020 to 12/31/2020	35.168218	54.091408	47,725.1684
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012684	1.046433	0.0000
01/01/2013 to 12/31/2013	1.046433	1.139546	121,309.5136
01/01/2014 to 12/31/2014	1.139546	1.196095	59,649.8557
01/01/2015 to 12/31/2015	1.196095	1.184079	339,252.5788
01/01/2016 to 12/31/2016	1.184079	1.195521	310,816.3201
01/01/2017 to 12/31/2017	1.195521	1.368488	300,562.8972
01/01/2018 to 12/31/2018	1.368488	1.246086	299,105.1546
01/01/2019 to 12/31/2019	1.246086	1.429418	297,593.0500
01/01/2020 to 12/31/2020	1.429418	1.573913	295,953.4549
JPMorgan Global Active Allocation Sub-Account (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996782	1.036824	0.0000
01/01/2015 to 12/31/2015	1.036824	1.007302	0.0000
01/01/2016 to 12/31/2016	1.007302	1.008061	0.0000
01/01/2017 to 12/31/2017	1.008061	1.142343	0.0000
01/01/2018 to 04/30/2018	1.142343	1.112203	0.0000
Loomis Sayles Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	7.194651	7.288773	251,969.4597
01/01/2012 to 12/31/2012	7.288773	8.474367	233,304.9387
01/01/2013 to 12/31/2013	8.474367	12.106716	237,682.1634
01/01/2014 to 12/31/2014	12.106716	14.123147	212,617.1717
01/01/2015 to 12/31/2015	14.123147	13.297951	200,356.1379
01/01/2016 to 12/31/2016	13.297951	13.397415	184,412.1117
01/01/2017 to 12/31/2017	13.397415	15.565953	175,807.4087
01/01/2018 to 12/31/2018	15.565953	14.193434	153,947.2199
01/01/2019 to 12/31/2019	14.193434	17.208626	127,671.7925
01/01/2020 to 12/31/2020	17.208626	22.325644	116,637.2461
Loomis Sayles Growth Sub-Account (Class B) (formerly Legg Mason Value Equity Sub-Account (Class B)
01/01/2011 to 04/29/2011	6.506516	6.907176	0.0000
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	1.077106	1.122470	0.0000
01/01/2014 to 12/31/2014	1.122470	1.203340	0.0000
01/01/2015 to 12/31/2015	1.203340	1.166383	0.0000
01/01/2016 to 12/31/2016	1.166383	1.194346	0.0000
01/01/2017 to 12/31/2017	1.194346	1.354090	5,269.3592
01/01/2018 to 12/31/2018	1.354090	1.233010	5,231.1932
01/01/2019 to 12/31/2019	1.233010	1.472467	5,194.0562
01/01/2020 to 12/31/2020	1.472467	1.539424	5,157.1302
A-5

APPENDIX A
Condensed Financial Information (continued)
1.90% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MFS ® Research International Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.814584	12.102702	186,638.6378
01/01/2012 to 12/31/2012	12.102702	13.857650	172,469.4998
01/01/2013 to 12/31/2013	13.857650	16.215302	166,321.0639
01/01/2014 to 12/31/2014	16.215302	14.804391	145,789.2762
01/01/2015 to 12/31/2015	14.804391	14.268067	130,354.0593
01/01/2016 to 12/31/2016	14.268067	13.876982	123,229.9699
01/01/2017 to 12/31/2017	13.876982	17.450326	105,995.7844
01/01/2018 to 12/31/2018	17.450326	14.723856	97,677.1888
01/01/2019 to 12/31/2019	14.723856	18.537290	92,273.9449
01/01/2020 to 12/31/2020	18.537290	20.554915	80,584.2719
Morgan Stanley Discovery Sub-Account (Class B) (formerly Morgan Stanley Mid Cap Growth Sub-Account (Class B) and before that Van Kampen Mid Cap Growth Sub-Account (Class B) and before that Lord Abbett Growth Opportunities Sub-Account (Class B))

01/01/2011 to 12/31/2011	13.213470	12.067801	25,491.8937
01/01/2012 to 12/31/2012	12.067801	12.938431	14,338.8129
01/01/2013 to 12/31/2013	12.938431	17.649116	14,138.2531
01/01/2014 to 12/31/2014	17.649116	17.492538	12,847.4437
01/01/2015 to 12/31/2015	17.492538	16.301191	12,459.8608
01/01/2016 to 12/31/2016	16.301191	14.641197	12,235.1002
01/01/2017 to 12/31/2017	14.641197	20.100524	11,036.1716
01/01/2018 to 12/31/2018	20.100524	21.721876	10,139.0587
01/01/2019 to 12/31/2019	21.721876	29.865908	9,837.3742
01/01/2020 to 12/31/2020	29.865908	74.171910	8,700.7149
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999740	1.032019	0.0000
01/01/2015 to 12/31/2015	1.032019	0.957133	0.0000
01/01/2016 to 12/31/2016	0.957133	1.043583	4,834.9634
01/01/2017 to 12/31/2017	1.043583	1.152998	12,065.6316
01/01/2018 to 12/31/2018	1.152998	1.045299	7,178.3030
01/01/2019 to 12/31/2019	1.045299	1.251206	7,127.3569
01/01/2020 to 12/31/2020	1.251206	1.373045	7,076.6815
PIMCO Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.598687	15.791031	412,049.5206
01/01/2012 to 12/31/2012	15.791031	16.928614	430,198.5872
01/01/2013 to 12/31/2013	16.928614	16.291852	333,921.5475
01/01/2014 to 12/31/2014	16.291852	16.655315	274,386.8789
01/01/2015 to 12/31/2015	16.655315	16.342669	248,069.8132
01/01/2016 to 12/31/2016	16.342669	16.453573	227,489.0041
01/01/2017 to 12/31/2017	16.453573	16.871369	216,962.6761
01/01/2018 to 12/31/2018	16.871369	16.514071	214,358.0724
01/01/2019 to 12/31/2019	16.514071	17.574373	202,670.9826
01/01/2020 to 12/31/2020	17.574373	18.710716	204,579.3721
Schroders Global Multi-Asset Sub-Account (Class B) (formerly Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.214701	10.715574	3,255.7806
01/01/2014 to 12/31/2014	10.715574	11.422414	3,894.2181
01/01/2015 to 12/31/2015	11.422414	11.067180	3,358.9071
01/01/2016 to 12/31/2016	11.067180	11.354701	2,808.8604
01/01/2017 to 12/31/2017	11.354701	12.976812	0.0000
01/01/2018 to 04/30/2018	12.976812	12.391018	0.0000
A-6

APPENDIX A
Condensed Financial Information (continued)
1.90% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Schroders Global Multi-Asset Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010663	1.064484	18,092.0092
01/01/2013 to 12/31/2013	1.064484	1.150055	20,553.5808
01/01/2014 to 12/31/2014	1.150055	1.215740	20,364.9215
01/01/2015 to 12/31/2015	1.215740	1.182372	36,234.5026
01/01/2016 to 12/31/2016	1.182372	1.225704	35,693.8632
01/01/2017 to 12/31/2017	1.225704	1.374637	33,552.5337
01/01/2018 to 12/31/2018	1.374637	1.221529	17,425.3528
01/01/2019 to 12/31/2019	1.221529	1.456136	17,256.5575
01/01/2020 to 12/31/2020	1.456136	1.458767	17,090.3903
SSGA Growth and Income ETF Sub-Account (Class B) (formerly Cyclical Growth and Income ETF Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.379773	11.284525	98,475.4672
01/01/2012 to 12/31/2012	11.284525	12.493205	88,682.6905
01/01/2013 to 12/31/2013	12.493205	13.843251	90,157.5915
01/01/2014 to 12/31/2014	13.843251	14.372122	79,588.7895
01/01/2015 to 12/31/2015	14.372122	13.824769	80,085.5119
01/01/2016 to 12/31/2016	13.824769	14.349185	78,545.0567
01/01/2017 to 12/31/2017	14.349185	16.312928	70,355.5923
01/01/2018 to 12/31/2018	16.312928	14.960753	62,095.2912
01/01/2019 to 12/31/2019	14.960753	17.557688	60,376.0503
01/01/2020 to 12/31/2020	17.557688	18.919286	55,559.0131
SSGA Growth ETF Sub-Account (Class B) (formerly Cyclical Growth ETF Sub-Account (Class B))
01/01/2011 to 12/31/2011	10.968839	10.533663	47,673.6248
01/01/2012 to 12/31/2012	10.533663	11.887943	36,787.4043
01/01/2013 to 12/31/2013	11.887943	13.772250	39,500.3192
01/01/2014 to 12/31/2014	13.772250	14.239908	23,672.8048
01/01/2015 to 12/31/2015	14.239908	13.648985	26,396.8743
01/01/2016 to 12/31/2016	13.648985	14.313436	22,395.0810
01/01/2017 to 12/31/2017	14.313436	16.802722	22,178.5960
01/01/2018 to 12/31/2018	16.802722	15.042773	21,839.4541
01/01/2019 to 12/31/2019	15.042773	18.072258	21,623.0993
01/01/2020 to 12/31/2020	18.072258	19.637179	21,329.2228
T. Rowe Price Large Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	46.682743	43.968910	153,239.0111
01/01/2012 to 12/31/2012	43.968910	50.892657	131,865.3781
01/01/2013 to 12/31/2013	50.892657	66.801079	116,213.9961
01/01/2014 to 12/31/2014	66.801079	74.248482	99,937.6450
01/01/2015 to 12/31/2015	74.248482	70.238585	90,804.5410
01/01/2016 to 12/31/2016	70.238585	79.904749	82,270.9009
01/01/2017 to 12/31/2017	79.904749	91.693704	71,732.7248
01/01/2018 to 12/31/2018	91.693704	81.719258	64,665.3276
01/01/2019 to 12/31/2019	81.719258	101.442742	59,897.5615
01/01/2020 to 12/31/2020	101.442742	102.384249	58,319.2401
A-7

APPENDIX A
Condensed Financial Information (continued)
1.90% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
T. Rowe Price Mid Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	9.979980	9.631171	228,074.6144
01/01/2012 to 12/31/2012	9.631171	10.741882	198,851.3519
01/01/2013 to 12/31/2013	10.741882	14.395139	192,862.2872
01/01/2014 to 12/31/2014	14.395139	15.928538	161,033.2550
01/01/2015 to 12/31/2015	15.928538	16.671745	145,507.1440
01/01/2016 to 12/31/2016	16.671745	17.374744	128,928.8420
01/01/2017 to 12/31/2017	17.374744	21.267146	118,083.2364
01/01/2018 to 12/31/2018	21.267146	20.407413	100,268.9906
01/01/2019 to 12/31/2019	20.407413	26.244252	84,345.9763
01/01/2020 to 12/31/2020	26.244252	31.907455	75,897.8734
Victory Sycamore Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	23.971440	22.651298	26,960.7934
01/01/2012 to 12/31/2012	22.651298	25.488990	24,377.7430
01/01/2013 to 12/31/2013	25.488990	32.588570	22,696.8097
01/01/2014 to 12/31/2014	32.588570	35.058692	20,921.4926
01/01/2015 to 12/31/2015	35.058692	31.309279	16,736.8367
01/01/2016 to 12/31/2016	31.309279	35.482916	16,923.4665
01/01/2017 to 12/31/2017	35.482916	38.115892	15,912.5882
01/01/2018 to 12/31/2018	38.115892	33.599988	14,545.9819
01/01/2019 to 12/31/2019	33.599988	42.523381	14,662.5461
01/01/2020 to 12/31/2020	42.523381	44.908044	12,184.2995
Western Asset Management Government Income Sub-Account (Class B) (formerly Fidelity Institutional Asset Management® Government Income Sub-Account (Class B))
04/30/2012 to 12/31/2012	10.718421	10.847689	8,886.5983
01/01/2013 to 12/31/2013	10.847689	10.162484	0.0000
01/01/2014 to 12/31/2014	10.162484	10.724718	0.0000
01/01/2015 to 12/31/2015	10.724718	10.568127	0.0000
01/01/2016 to 12/31/2016	10.568127	10.505826	0.0000
01/01/2017 to 12/31/2017	10.505826	10.576649	0.0000
01/01/2018 to 12/31/2018	10.576649	10.369771	2,671.1999
01/01/2019 to 12/31/2019	10.369771	10.937058	2,452.5764
01/01/2020 to 12/31/2020	10.937058	11.554480	2,242.0356
Brighthouse Funds Trust II
Baillie Gifford International Stock Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.290858	9.631917	625.1110
01/01/2012 to 12/31/2012	9.631917	11.279936	625.1110
01/01/2013 to 12/31/2013	11.279936	12.743081	12,598.7833
01/01/2014 to 12/31/2014	12.743081	12.085198	8,576.2854
01/01/2015 to 12/31/2015	12.085198	11.600395	9,450.7547
01/01/2016 to 12/31/2016	11.600395	11.956962	7,948.7139
01/01/2017 to 12/31/2017	11.956962	15.826108	7,918.3188
01/01/2018 to 12/31/2018	15.826108	12.857237	6,737.6183
01/01/2019 to 12/31/2019	12.857237	16.703457	7,895.3429
01/01/2020 to 12/31/2020	16.703457	20.691894	6,499.0252
A-8

APPENDIX A
Condensed Financial Information (continued)
1.90% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
BlackRock Bond Income Sub-Account (Class B)
01/01/2011 to 12/31/2011	46.112048	48.098979	5,563.1659
01/01/2012 to 12/31/2012	48.098979	50.625234	5,044.0828
01/01/2013 to 12/31/2013	50.625234	49.171861	5,036.7412
01/01/2014 to 12/31/2014	49.171861	51.531980	5,031.3963
01/01/2015 to 12/31/2015	51.531980	50.734391	4,658.2802
01/01/2016 to 12/31/2016	50.734391	51.205977	4,184.9503
01/01/2017 to 12/31/2017	51.205977	52.178611	3,698.9858
01/01/2018 to 12/31/2018	52.178611	50.876249	3,699.8591
01/01/2019 to 12/31/2019	50.876249	54.687613	4,522.5181
01/01/2020 to 12/31/2020	54.687613	58.128230	4,459.8339
BlackRock Capital Appreciation Sub-Account (Class A)
01/01/2011 to 12/31/2011	12.434974	11.109835	0.0000
01/01/2012 to 12/31/2012	11.109835	12.466267	894.9420
01/01/2013 to 12/31/2013	12.466267	16.417327	894.9420
01/01/2014 to 12/31/2014	16.417327	17.541626	894.9420
01/01/2015 to 12/31/2015	17.541626	18.292183	894.9420
01/01/2016 to 12/31/2016	18.292183	17.963221	894.9420
01/01/2017 to 12/31/2017	17.963221	23.606779	894.9420
01/01/2018 to 12/31/2018	23.606779	23.721504	894.9420
01/01/2019 to 12/31/2019	23.721504	30.921445	1,725.8681
01/01/2020 to 12/31/2020	30.921445	42.675281	1,725.8681
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.074225	9.885130	594,688.6211
01/01/2012 to 12/31/2012	9.885130	9.698069	282,712.8314
01/01/2013 to 12/31/2013	9.698069	9.515538	270,137.9449
01/01/2014 to 12/31/2014	9.515538	9.336444	263,140.3050
01/01/2015 to 12/31/2015	9.336444	9.160719	259,873.2766
01/01/2016 to 12/31/2016	9.160719	8.998383	232,601.7490
01/01/2017 to 12/31/2017	8.998383	8.885518	135,581.1886
01/01/2018 to 12/31/2018	8.885518	8.852403	111,104.8830
01/01/2019 to 12/31/2019	8.852403	8.848925	99,579.3212
01/01/2020 to 12/31/2020	8.848925	8.698610	88,103.1908
Brighthouse/Wellington Core Equity Opportunities (Class B)
05/02/2016 to 12/31/2016	21.455469	21.766073	1,354.3454
01/01/2017 to 12/31/2017	21.766073	25.374851	900.5837
01/01/2018 to 12/31/2018	25.374851	24.806735	850.4799
01/01/2019 to 12/31/2019	24.806735	31.798707	770.5604
01/01/2020 to 12/31/2020	31.798707	34.621665	1,165.3773
Brighthouse/Wellington Core Equity Opportunities (Class B) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class B))
01/01/2011 to 12/31/2011	17.254736	16.105760	2,767.7242
01/01/2012 to 12/31/2012	16.105760	17.440825	1,213.7024
01/01/2013 to 12/31/2013	17.440825	22.710843	2,530.0192
01/01/2014 to 12/31/2014	22.710843	24.719350	1,352.3661
01/01/2015 to 12/31/2015	24.719350	24.193312	1,266.8528
01/01/2016 to 04/29/2016	24.193312	24.304401	0.0000
A-9

APPENDIX A
Condensed Financial Information (continued)
1.90% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Wellington Core Equity Opportunities (Class E)
01/01/2011 to 12/31/2011	12.249141	11.516763	559,819.5251
01/01/2012 to 12/31/2012	11.516763	12.734053	474,301.8288
01/01/2013 to 12/31/2013	12.734053	16.683680	419,921.7343
01/01/2014 to 12/31/2014	16.683680	18.079754	349,598.9289
01/01/2015 to 12/31/2015	18.079754	18.141560	305,546.1637
01/01/2016 to 12/31/2016	18.141560	19.073254	278,918.5407
01/01/2017 to 12/31/2017	19.073254	22.256243	243,299.4640
01/01/2018 to 12/31/2018	22.256243	21.780606	217,358.9127
01/01/2019 to 12/31/2019	21.780606	27.946800	189,894.9797
01/01/2020 to 12/31/2020	27.946800	30.457518	168,761.4211
Brighthouse Asset Allocation 20 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.332149	13.550342	63,288.0195
01/01/2015 to 12/31/2015	13.550342	13.217456	80,429.9890
01/01/2016 to 12/31/2016	13.217456	13.556197	31,253.8601
01/01/2017 to 12/31/2017	13.556197	14.223889	31,035.4367
01/01/2018 to 12/31/2018	14.223889	13.590351	48,758.4056
01/01/2019 to 12/31/2019	13.590351	14.899579	48,438.8803
01/01/2020 to 12/31/2020	14.899579	16.009662	91,647.7327
Brighthouse Asset Allocation 40 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.910122	14.251064	2,624,007.5164
01/01/2015 to 12/31/2015	14.251064	13.832750	2,280,822.3528
01/01/2016 to 12/31/2016	13.832750	14.398682	1,967,311.3866
01/01/2017 to 12/31/2017	14.398682	15.632039	1,802,292.9301
01/01/2018 to 12/31/2018	15.632039	14.661257	1,684,325.9056
01/01/2019 to 12/31/2019	14.661257	16.628872	1,539,246.5845
01/01/2020 to 12/31/2020	16.628872	18.115964	1,381,694.3971
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Defensive Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.720442	11.704503	1,530,248.3631
01/01/2012 to 12/31/2012	11.704503	12.736086	1,481,663.6677
01/01/2013 to 12/31/2013	12.736086	13.631012	1,349,392.9540
01/01/2014 to 04/25/2014	13.631012	13.721523	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Moderate Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.783178	11.548371	1,917,844.5505
01/01/2012 to 12/31/2012	11.548371	12.734194	1,815,270.2350
01/01/2013 to 12/31/2013	12.734194	14.271995	1,677,188.0374
01/01/2014 to 04/25/2014	14.271995	14.312622	0.0000
Brighthouse Asset Allocation 60 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.304806	14.766474	2,630,275.7924
01/01/2015 to 12/31/2015	14.766474	14.304850	2,450,996.1349
01/01/2016 to 12/31/2016	14.304850	15.032907	2,140,354.0096
01/01/2017 to 12/31/2017	15.032907	16.923784	1,726,253.3660
01/01/2018 to 12/31/2018	16.923784	15.586576	1,575,417.9843
01/01/2019 to 12/31/2019	15.586576	18.263727	1,483,531.5593
01/01/2020 to 12/31/2020	18.263727	20.400968	1,378,628.9556
A-10

APPENDIX A
Condensed Financial Information (continued)
1.90% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 60 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Balanced Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.568201	11.157644	3,585,466.7004
01/01/2012 to 12/31/2012	11.157644	12.471587	3,320,296.3740
01/01/2013 to 12/31/2013	12.471587	14.613171	2,939,172.6375
01/01/2014 to 04/25/2014	14.613171	14.610666	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.278990	14.824869	3,326,979.4763
01/01/2015 to 12/31/2015	14.824869	14.299108	2,972,267.7700
01/01/2016 to 12/31/2016	14.299108	15.172150	2,705,269.8204
01/01/2017 to 12/31/2017	15.172150	17.740091	2,353,093.7542
01/01/2018 to 12/31/2018	17.740091	15.992451	2,195,882.6680
01/01/2019 to 12/31/2019	15.992451	19.414764	1,975,992.7368
01/01/2020 to 12/31/2020	19.414764	22.209529	1,765,255.1876
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Growth Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.456775	10.806138	4,042,008.5957
01/01/2012 to 12/31/2012	10.806138	12.268357	3,690,752.7639
01/01/2013 to 12/31/2013	12.268357	15.156984	3,382,356.8704
01/01/2014 to 04/25/2014	15.156984	15.071967	0.0000
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.791672	11.595850	237,971.4584
01/01/2012 to 12/31/2012	11.595850	13.146384	454,811.1645
01/01/2013 to 12/31/2013	13.146384	17.637135	408,433.1136
01/01/2014 to 12/31/2014	17.637135	18.818245	348,080.5210
01/01/2015 to 12/31/2015	18.818245	20.410115	310,030.4815
01/01/2016 to 12/31/2016	20.410115	19.999994	284,190.8493
01/01/2017 to 12/31/2017	19.999994	26.883713	253,261.6202
01/01/2018 to 12/31/2018	26.883713	26.404917	229,069.7326
01/01/2019 to 12/31/2019	26.404917	34.326851	205,749.0338
01/01/2020 to 12/31/2020	34.326851	52.667003	166,007.9979
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.007296	7.748428	447,345.5818
01/01/2012 to 04/27/2012	7.748428	8.702779	0.0000
Loomis Sayles Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.206380	10.289595	16,060.0629
01/01/2012 to 12/31/2012	10.289595	11.194703	14,874.6328
01/01/2013 to 12/31/2013	11.194703	16.298229	14,615.1791
01/01/2014 to 12/31/2014	16.298229	16.140912	14,767.2767
01/01/2015 to 12/31/2015	16.140912	16.063140	10,796.7178
01/01/2016 to 12/31/2016	16.063140	16.713910	11,650.4614
01/01/2017 to 12/31/2017	16.713910	20.776305	10,642.0577
01/01/2018 to 12/31/2018	20.776305	20.439971	9,825.5556
01/01/2019 to 12/31/2019	20.439971	25.371904	9,998.6290
01/01/2020 to 12/31/2020	25.371904	33.368181	7,137.0917
A-11

APPENDIX A
Condensed Financial Information (continued)
1.90% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MetLife Stock Index Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.391722	11.360548	128,740.9148
01/01/2012 to 12/31/2012	11.360548	12.865299	120,633.2465
01/01/2013 to 12/31/2013	12.865299	16.624657	115,171.0980
01/01/2014 to 12/31/2014	16.624657	18.448430	106,645.8631
01/01/2015 to 12/31/2015	18.448430	18.266536	66,316.2271
01/01/2016 to 12/31/2016	18.266536	19.962856	69,331.5750
01/01/2017 to 12/31/2017	19.962856	23.747236	73,904.2009
01/01/2018 to 12/31/2018	23.747236	22.172234	80,764.1232
01/01/2019 to 12/31/2019	22.172234	28.455690	75,853.1745
01/01/2020 to 12/31/2020	28.455690	32.895558	72,392.1310
Neuberger Berman Genesis Sub-Account (Class B) (formerly BlackRock Strategic Value Sub-Account (Class B))
01/01/2011 to 12/31/2011	15.501370	16.047806	1,645.8059
01/01/2012 to 12/31/2012	16.047806	17.279813	2,195.1777
01/01/2013 to 12/31/2013	17.279813	23.429557	66,920.2564
01/01/2014 to 12/31/2014	23.429557	22.919485	56,917.5191
01/01/2015 to 12/31/2015	22.919485	22.573569	50,811.1716
01/01/2016 to 12/31/2016	22.573569	26.222880	47,365.9723
01/01/2017 to 12/31/2017	26.222880	29.715969	38,787.8085
01/01/2018 to 12/31/2018	29.715969	27.116928	35,218.3211
01/01/2019 to 12/31/2019	27.116928	34.430668	29,941.8802
01/01/2020 to 12/31/2020	34.430668	42.145101	27,297.5306
Neuberger Berman Genesis Sub-Account (Class B) (formerly MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	14.886019	13.835741	107,341.0730
01/01/2012 to 12/31/2012	13.835741	14.291465	92,763.4835
01/01/2013 to 04/26/2013	14.291465	15.471275	0.0000
T. Rowe Price Large Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.289891	12.866159	30,641.1739
01/01/2012 to 12/31/2012	12.866159	14.980079	23,165.4704
01/01/2013 to 12/31/2013	14.980079	20.396540	54,211.1534
01/01/2014 to 12/31/2014	20.396540	21.778971	49,593.5620
01/01/2015 to 12/31/2015	21.778971	23.615539	42,395.0009
01/01/2016 to 12/31/2016	23.615539	23.526017	41,574.4862
01/01/2017 to 12/31/2017	23.526017	30.812532	39,385.9272
01/01/2018 to 12/31/2018	30.812532	29.880464	36,795.3284
01/01/2019 to 12/31/2019	29.880464	38.286563	36,163.9028
01/01/2020 to 12/31/2020	38.286563	51.328561	30,235.2744
T. Rowe Price Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.919654	16.842100	3.5673
01/01/2012 to 12/31/2012	16.842100	19.152244	3.5491
01/01/2013 to 12/31/2013	19.152244	27.092679	1,101.3541
01/01/2014 to 12/31/2014	27.092679	28.349576	1,101.3401
01/01/2015 to 12/31/2015	28.349576	28.501320	1,047.8976
01/01/2016 to 12/31/2016	28.501320	31.176041	1,047.8815
01/01/2017 to 12/31/2017	31.176041	37.484573	1,323.6758
01/01/2018 to 12/31/2018	37.484573	34.281173	1,306.4682
01/01/2019 to 12/31/2019	34.281173	44.681129	1,285.5350
01/01/2020 to 12/31/2020	44.681129	54.378749	1,044.3933
A-12

APPENDIX A
Condensed Financial Information (continued)
1.90% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
01/01/2011 to 12/31/2011	23.513917	24.418844	2,220.4119
01/01/2012 to 12/31/2012	24.418844	26.662506	4,151.0734
01/01/2013 to 12/31/2013	26.662506	26.377014	3,277.1888
01/01/2014 to 12/31/2014	26.377014	27.249449	660.0013
01/01/2015 to 12/31/2015	27.249449	26.201665	0.0000
01/01/2016 to 12/31/2016	26.201665	27.842935	116,210.3299
01/01/2017 to 12/31/2017	27.842935	29.487562	107,528.2294
01/01/2018 to 12/31/2018	29.487562	27.765383	98,862.9325
01/01/2019 to 12/31/2019	27.765383	31.120703	98,918.8915
01/01/2020 to 12/31/2020	31.120703	32.552673	90,686.1109
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (formerly Met Investors Series Trust - Lord Abbett Bond Debenture Sub-Account (Class B))
01/01/2011 to 12/31/2011	22.322745	22.880277	212,340.3144
01/01/2012 to 12/31/2012	22.880277	25.353812	194,343.8395
01/01/2013 to 12/31/2013	25.353812	26.861582	165,445.7651
01/01/2014 to 12/31/2014	26.861582	27.628783	143,889.4231
01/01/2015 to 12/31/2015	27.628783	26.519298	126,741.3093
01/01/2016 to 04/29/2016	26.519298	27.280436	0.0000
Franklin Templeton Variable Insurance Products Trust
Templeton Foreign VIP Sub-Account (Class 2)
01/01/2011 to 12/31/2011	29.815533	26.143959	5,904.6083
01/01/2012 to 12/31/2012	26.143959	30.326134	5,757.1169
01/01/2013 to 12/31/2013	30.326134	36.590706	5,079.3524
01/01/2014 to 12/31/2014	36.590706	31.905259	4,447.6153
01/01/2015 to 12/31/2015	31.905259	29.272048	4,628.8077
01/01/2016 to 12/31/2016	29.272048	30.781925	4,775.7861
01/01/2017 to 12/31/2017	30.781925	35.246339	4,322.6718
01/01/2018 to 12/31/2018	35.246339	29.239319	4,480.4951
01/01/2019 to 12/31/2019	29.239319	32.283481	4,615.4427
01/01/2020 to 12/31/2020	32.283481	31.307366	3,222.9863
PIMCO Variable Insurance Trust
PIMCO Low Duration Sub-Account (Administrative Class)
01/01/2011 to 12/31/2011	14.127371	14.015805	6,137.3308
01/01/2012 to 12/31/2012	14.015805	14.555342	6,802.0292
01/01/2013 to 12/31/2013	14.555342	14.262078	3,397.7522
01/01/2014 to 12/31/2014	14.262078	14.112788	2,520.6788
01/01/2015 to 12/31/2015	14.112788	13.890623	3,406.7343
01/01/2016 to 12/31/2016	13.890623	13.820698	3,406.7343
01/01/2017 to 12/31/2017	13.820698	13.744026	3,406.7343
01/01/2018 to 12/31/2018	13.744026	13.530221	3,406.7343
01/01/2019 to 12/31/2019	13.530221	13.810020	1,826.5259
01/01/2020 to 12/31/2020	13.810020	13.954641	1,826.5259
A-13

APPENDIX A
Condensed Financial Information (continued)
1.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. International Growth Sub-Account (Series II)
01/01/2011 to 12/31/2011	26.201652	24.055428	21,663.0020
01/01/2012 to 12/31/2012	24.055428	27.365133	19,179.9004
01/01/2013 to 12/31/2013	27.365133	32.067703	18,337.6232
01/01/2014 to 12/31/2014	32.067703	31.681946	15,030.5953
01/01/2015 to 12/31/2015	31.681946	30.454682	14,184.1989
01/01/2016 to 12/31/2016	30.454682	29.851906	12,537.1339
01/01/2017 to 12/31/2017	29.851906	36.164337	11,515.8869
01/01/2018 to 12/31/2018	36.164337	30.267120	10,159.0513
01/01/2019 to 12/31/2019	30.267120	38.312856	9,626.8388
01/01/2020 to 12/31/2020	38.312856	43.012583	8,783.5028
Brighthouse Funds Trust I
AB Global Dynamic Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.229595	10.585963	38,442.7246
01/01/2013 to 12/31/2013	10.585963	11.613923	79,612.9892
01/01/2014 to 12/31/2014	11.613923	12.306308	60,114.7498
01/01/2015 to 12/31/2015	12.306308	12.217725	56,268.3939
01/01/2016 to 12/31/2016	12.217725	12.493591	79,106.2590
01/01/2017 to 12/31/2017	12.493591	14.012153	74,509.3739
01/01/2018 to 12/31/2018	14.012153	12.866244	49,151.5400
01/01/2019 to 12/31/2019	12.866244	14.995554	41,849.2007
01/01/2020 to 12/31/2020	14.995554	15.702195	26,750.6467
American Funds® Balanced Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.916506	9.580447	3,742,922.6309
01/01/2012 to 12/31/2012	9.580447	10.735389	3,618,987.5090
01/01/2013 to 12/31/2013	10.735389	12.560555	3,403,675.0098
01/01/2014 to 12/31/2014	12.560555	13.148320	3,291,790.8307
01/01/2015 to 12/31/2015	13.148320	12.886937	2,801,438.8561
01/01/2016 to 12/31/2016	12.886937	13.713937	2,577,726.1497
01/01/2017 to 12/31/2017	13.713937	15.819230	2,481,025.3594
01/01/2018 to 12/31/2018	15.819230	14.940588	2,416,173.9650
01/01/2019 to 12/31/2019	14.940588	17.627298	1,995,667.7336
01/01/2020 to 12/31/2020	17.627298	20.108032	1,699,409.1936
American Funds® Growth Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.432345	8.870103	4,408,752.1101
01/01/2012 to 12/31/2012	8.870103	10.169637	4,164,806.2926
01/01/2013 to 12/31/2013	10.169637	12.558744	3,548,921.6002
01/01/2014 to 12/31/2014	12.558744	13.188399	3,559,805.1009
01/01/2015 to 12/31/2015	13.188399	12.919678	3,362,225.9133
01/01/2016 to 12/31/2016	12.919678	13.895293	2,989,346.8331
01/01/2017 to 12/31/2017	13.895293	16.644222	2,819,522.9473
01/01/2018 to 12/31/2018	16.644222	15.480304	2,595,259.3589
01/01/2019 to 12/31/2019	15.480304	18.892073	2,443,878.1423
01/01/2020 to 12/31/2020	18.892073	21.803659	2,244,099.4896
A-14

APPENDIX A
Condensed Financial Information (continued)
1.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds® Moderate Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	10.162530	10.050728	1,908,835.0320
01/01/2012 to 12/31/2012	10.050728	10.995520	1,807,420.5064
01/01/2013 to 12/31/2013	10.995520	12.320964	1,656,785.9672
01/01/2014 to 12/31/2014	12.320964	12.903037	1,533,301.0448
01/01/2015 to 12/31/2015	12.903037	12.643921	1,454,377.7664
01/01/2016 to 12/31/2016	12.643921	13.355892	1,402,176.8919
01/01/2017 to 12/31/2017	13.355892	14.893104	1,282,985.6560
01/01/2018 to 12/31/2018	14.893104	14.197692	1,115,419.2272
01/01/2019 to 12/31/2019	14.197692	16.278551	1,041,014.9302
01/01/2020 to 12/31/2020	16.278551	18.155135	969,421.6887
AQR Global Risk Balanced Sub-Account (Class B)
04/30/2012 to 12/31/2012	11.164971	11.580699	179,700.9755
01/01/2013 to 12/31/2013	11.580699	11.043464	85,875.1020
01/01/2014 to 12/31/2014	11.043464	11.336607	72,005.6317
01/01/2015 to 12/31/2015	11.336607	10.118925	61,054.2632
01/01/2016 to 12/31/2016	10.118925	10.883282	58,060.9567
01/01/2017 to 12/31/2017	10.883282	11.796165	47,960.6372
01/01/2018 to 12/31/2018	11.796165	10.903814	46,063.9182
01/01/2019 to 12/31/2019	10.903814	12.906700	39,758.6150
01/01/2020 to 12/31/2020	12.906700	13.124864	27,861.4203
BlackRock Global Tactical Strategies Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.984300	10.314536	210,684.7251
01/01/2013 to 12/31/2013	10.314536	11.230860	455,726.0765
01/01/2014 to 12/31/2014	11.230860	11.741626	455,353.3757
01/01/2015 to 12/31/2015	11.741626	11.577379	296,209.5784
01/01/2016 to 12/31/2016	11.577379	11.934264	253,829.7234
01/01/2017 to 12/31/2017	11.934264	13.348327	204,419.0186
01/01/2018 to 12/31/2018	13.348327	12.228479	171,879.7787
01/01/2019 to 12/31/2019	12.228479	14.560158	125,059.7817
01/01/2020 to 12/31/2020	14.560158	14.991127	105,496.2650
Brighthouse/Franklin Low Duration Total Return Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.988220	9.773621	34,235.0737
01/01/2012 to 12/31/2012	9.773621	10.070996	130,255.8768
01/01/2013 to 12/31/2013	10.070996	10.056309	183,163.3666
01/01/2014 to 12/31/2014	10.056309	10.031423	194,507.7146
01/01/2015 to 12/31/2015	10.031423	9.840222	155,351.4775
01/01/2016 to 12/31/2016	9.840222	10.017480	135,121.9575
01/01/2017 to 12/31/2017	10.017480	10.020125	119,530.9712
01/01/2018 to 12/31/2018	10.020125	9.933177	113,626.2912
01/01/2019 to 12/31/2019	9.933177	10.259428	111,147.1271
01/01/2020 to 12/31/2020	10.259428	10.341585	112,457.8765
Brighthouse Asset Allocation 100 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.675624	10.859463	2,094,628.1203
01/01/2012 to 12/31/2012	10.859463	12.512996	1,818,351.7610
01/01/2013 to 12/31/2013	12.512996	15.995949	1,604,023.7150
01/01/2014 to 12/31/2014	15.995949	16.592811	1,370,070.8118
01/01/2015 to 12/31/2015	16.592811	16.049593	1,105,825.6700
01/01/2016 to 12/31/2016	16.049593	17.264665	1,027,918.3742
01/01/2017 to 12/31/2017	17.264665	20.950832	889,688.7472
01/01/2018 to 12/31/2018	20.950832	18.597407	755,433.1411
01/01/2019 to 12/31/2019	18.597407	23.402057	649,775.6121
01/01/2020 to 12/31/2020	23.402057	27.467651	573,700.1629
A-15

APPENDIX A
Condensed Financial Information (continued)
1.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Balanced Plus Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.011276	10.482770	137,857.5184
01/01/2013 to 12/31/2013	10.482770	11.833440	298,480.6318
01/01/2014 to 12/31/2014	11.833440	12.807579	322,286.2246
01/01/2015 to 12/31/2015	12.807579	12.125407	242,268.4859
01/01/2016 to 12/31/2016	12.125407	12.969983	252,164.5068
01/01/2017 to 12/31/2017	12.969983	15.150026	258,852.6710
01/01/2018 to 12/31/2018	15.150026	13.852371	222,075.6577
01/01/2019 to 12/31/2019	13.852371	16.895690	195,003.1098
01/01/2020 to 12/31/2020	16.895690	18.765067	152,102.8267
Brighthouse Small Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.885935	16.069084	207,475.3833
01/01/2012 to 12/31/2012	16.069084	18.713333	206,209.7128
01/01/2013 to 12/31/2013	18.713333	24.465258	234,320.1558
01/01/2014 to 12/31/2014	24.465258	24.563534	216,688.3523
01/01/2015 to 12/31/2015	24.563534	22.934927	147,244.3853
01/01/2016 to 12/31/2016	22.934927	29.714575	120,232.3424
01/01/2017 to 12/31/2017	29.714575	32.763437	101,943.0105
01/01/2018 to 12/31/2018	32.763437	27.411663	85,054.6112
01/01/2019 to 12/31/2019	27.411663	34.843897	78,574.0228
01/01/2020 to 12/31/2020	34.843897	34.195778	79,264.1164
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.632893	10.137634	357,684.4013
01/01/2012 to 12/31/2012	10.137634	11.896795	365,129.7129
01/01/2013 to 12/31/2013	11.896795	11.158201	446,124.9504
01/01/2014 to 12/31/2014	11.158201	10.295853	394,237.9879
01/01/2015 to 12/31/2015	10.295853	8.759074	309,394.3573
01/01/2016 to 12/31/2016	8.759074	9.640401	267,049.3096
01/01/2017 to 12/31/2017	9.640401	12.211988	240,503.5151
01/01/2018 to 12/31/2018	12.211988	10.344039	237,903.1819
01/01/2019 to 12/31/2019	10.344039	12.329048	204,311.9723
01/01/2020 to 12/31/2020	12.329048	15.491521	186,509.2827
Clarion Global Real Estate Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.357371	13.380587	164,363.9824
01/01/2012 to 12/31/2012	13.380587	16.639355	142,299.4059
01/01/2013 to 12/31/2013	16.639355	17.006799	140,017.1389
01/01/2014 to 12/31/2014	17.006799	19.014356	113,404.8164
01/01/2015 to 12/31/2015	19.014356	18.505723	97,285.4612
01/01/2016 to 12/31/2016	18.505723	18.426333	91,693.9287
01/01/2017 to 12/31/2017	18.426333	20.143435	80,097.7387
01/01/2018 to 12/31/2018	20.143435	18.162893	73,867.2233
01/01/2019 to 12/31/2019	18.162893	22.376400	59,398.7051
01/01/2020 to 12/31/2020	22.376400	20.978494	60,849.0811
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010730	1.048710	1,970,136.2397
01/01/2013 to 12/31/2013	1.048710	1.054430	1,436,191.3463
01/01/2014 to 12/31/2014	1.054430	1.098896	1,225,097.6187
01/01/2015 to 12/31/2015	1.098896	1.039093	1,127,791.8654
01/01/2016 to 12/31/2016	1.039093	1.145846	1,203,846.7354
01/01/2017 to 12/31/2017	1.145846	1.244199	1,236,859.0446
01/01/2018 to 12/31/2018	1.244199	1.149017	992,666.8560
01/01/2019 to 12/31/2019	1.149017	1.307477	892,689.5437
01/01/2020 to 12/31/2020	1.307477	1.421359	820,285.5990
A-16

APPENDIX A
Condensed Financial Information (continued)
1.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Invesco Comstock Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.355646	10.070573	660,317.2294
01/01/2012 to 12/31/2012	10.070573	11.772115	591,194.3865
01/01/2013 to 12/31/2013	11.772115	15.732268	551,040.8352
01/01/2014 to 12/31/2014	15.732268	16.975188	501,354.4094
01/01/2015 to 12/31/2015	16.975188	15.755453	481,921.6437
01/01/2016 to 12/31/2016	15.755453	18.242135	417,508.0391
01/01/2017 to 12/31/2017	18.242135	21.252165	351,043.2583
01/01/2018 to 12/31/2018	21.252165	18.426503	297,862.4479
01/01/2019 to 12/31/2019	18.426503	22.727551	260,681.4022
01/01/2020 to 12/31/2020	22.727551	22.319725	235,387.7484
Invesco Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.026464	15.648867	116,546.6526
01/01/2012 to 12/31/2012	15.648867	18.261621	113,404.8567
01/01/2013 to 12/31/2013	18.261621	25.267876	109,595.7357
01/01/2014 to 12/31/2014	25.267876	26.914621	96,627.0131
01/01/2015 to 12/31/2015	26.914621	26.112778	114,620.0803
01/01/2016 to 12/31/2016	26.112778	28.722848	86,721.4286
01/01/2017 to 12/31/2017	28.722848	35.535284	74,371.7477
01/01/2018 to 12/31/2018	35.535284	31.900425	72,598.4932
01/01/2019 to 12/31/2019	31.900425	39.174457	66,753.2211
01/01/2020 to 12/31/2020	39.174457	60.616522	52,111.2835
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012784	1.050758	190,883.9505
01/01/2013 to 12/31/2013	1.050758	1.151141	376,549.3488
01/01/2014 to 12/31/2014	1.151141	1.215536	223,821.0550
01/01/2015 to 12/31/2015	1.215536	1.210567	300,123.7078
01/01/2016 to 12/31/2016	1.210567	1.229620	343,666.9811
01/01/2017 to 12/31/2017	1.229620	1.415962	348,167.0842
01/01/2018 to 12/31/2018	1.415962	1.297120	323,920.3433
01/01/2019 to 12/31/2019	1.297120	1.496913	308,200.0752
01/01/2020 to 12/31/2020	1.496913	1.658174	271,125.8151
JPMorgan Global Active Allocation Sub-Account (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996864	1.041127	0.0000
01/01/2015 to 12/31/2015	1.041127	1.017571	0.0000
01/01/2016 to 12/31/2016	1.017571	1.024465	0.0000
01/01/2017 to 12/31/2017	1.024465	1.167895	0.0000
01/01/2018 to 04/30/2018	1.167895	1.139309	0.0000
Loomis Sayles Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	7.613826	7.759761	182,272.4032
01/01/2012 to 12/31/2012	7.759761	9.076542	185,207.8357
01/01/2013 to 12/31/2013	9.076542	13.044951	289,589.7952
01/01/2014 to 12/31/2014	13.044951	15.309203	388,852.6625
01/01/2015 to 12/31/2015	15.309203	14.501511	301,690.7758
01/01/2016 to 12/31/2016	14.501511	14.697911	198,976.6837
01/01/2017 to 12/31/2017	14.697911	17.179365	167,572.9739
01/01/2018 to 12/31/2018	17.179365	15.759447	151,787.5288
01/01/2019 to 12/31/2019	15.759447	19.222295	127,434.8885
01/01/2020 to 12/31/2020	19.222295	25.088438	106,091.6131
Loomis Sayles Growth Sub-Account (Class B) (formerly Legg Mason Value Equity Sub-Account (Class B)
01/01/2011 to 04/29/2011	6.711722	7.138968	0.0000
A-17

APPENDIX A
Condensed Financial Information (continued)
1.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	1.080260	1.130318	42,964.4413
01/01/2014 to 12/31/2014	1.130318	1.219045	6,220.2549
01/01/2015 to 12/31/2015	1.219045	1.188718	788,379.9949
01/01/2016 to 12/31/2016	1.188718	1.224540	806,166.6565
01/01/2017 to 12/31/2017	1.224540	1.396650	749,787.1297
01/01/2018 to 12/31/2018	1.396650	1.279464	442,685.0392
01/01/2019 to 12/31/2019	1.279464	1.537134	316,772.9888
01/01/2020 to 12/31/2020	1.537134	1.616728	329,043.2859
MFS ® Research International Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.619173	12.884600	418,305.5153
01/01/2012 to 12/31/2012	12.884600	14.842148	381,277.3753
01/01/2013 to 12/31/2013	14.842148	17.471762	331,160.6856
01/01/2014 to 12/31/2014	17.471762	16.047577	307,264.6719
01/01/2015 to 12/31/2015	16.047577	15.559333	291,609.7256
01/01/2016 to 12/31/2016	15.559333	15.223933	279,164.9027
01/01/2017 to 12/31/2017	15.223933	19.258908	241,998.5436
01/01/2018 to 12/31/2018	19.258908	16.348294	217,528.5161
01/01/2019 to 12/31/2019	16.348294	20.706275	192,768.9412
01/01/2020 to 12/31/2020	20.706275	23.098536	177,732.8331
Morgan Stanley Discovery Sub-Account (Class B) (formerly Morgan Stanley Mid Cap Growth Sub-Account (Class B) and before that Van Kampen Mid Cap Growth Sub-Account (Class B) and before that Lord Abbett Growth Opportunities Sub-Account (Class B))

01/01/2011 to 12/31/2011	14.021283	12.882517	190,889.7965
01/01/2012 to 12/31/2012	12.882517	13.895500	181,234.8733
01/01/2013 to 12/31/2013	13.895500	19.068593	149,233.2577
01/01/2014 to 12/31/2014	19.068593	19.013199	130,959.5758
01/01/2015 to 12/31/2015	19.013199	17.824984	127,201.6282
01/01/2016 to 12/31/2016	17.824984	16.106192	115,351.8288
01/01/2017 to 12/31/2017	16.106192	22.244317	92,386.4215
01/01/2018 to 12/31/2018	22.244317	24.184173	73,080.7929
01/01/2019 to 12/31/2019	24.184173	33.451422	58,226.0820
01/01/2020 to 12/31/2020	33.451422	83.576497	39,960.3609
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999822	1.036303	0.0000
01/01/2015 to 12/31/2015	1.036303	0.966894	0.0000
01/01/2016 to 12/31/2016	0.966894	1.060567	66,313.7846
01/01/2017 to 12/31/2017	1.060567	1.178791	95,527.9818
01/01/2018 to 12/31/2018	1.178791	1.075154	14,193.5829
01/01/2019 to 12/31/2019	1.075154	1.294685	14,112.3463
01/01/2020 to 12/31/2020	1.294685	1.429326	14,028.5642
PIMCO Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.506947	16.810768	4,369,826.5175
01/01/2012 to 12/31/2012	16.810768	18.130822	3,621,705.7134
01/01/2013 to 12/31/2013	18.130822	17.553861	2,480,474.9718
01/01/2014 to 12/31/2014	17.553861	18.053464	1,701,994.2008
01/01/2015 to 12/31/2015	18.053464	17.821192	1,554,839.3493
01/01/2016 to 12/31/2016	17.821192	18.050091	1,388,473.9686
01/01/2017 to 12/31/2017	18.050091	18.619489	1,288,915.5935
01/01/2018 to 12/31/2018	18.619489	18.335457	1,134,263.2107
01/01/2019 to 12/31/2019	18.335457	19.630105	971,827.8405
01/01/2020 to 12/31/2020	19.630105	21.025449	909,072.8168
A-18

APPENDIX A
Condensed Financial Information (continued)
1.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Schroders Global Multi-Asset Sub-Account (Class B) (formerly Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.216374	10.760741	6,487.8784
01/01/2014 to 12/31/2014	10.760741	11.539586	21,354.3745
01/01/2015 to 12/31/2015	11.539586	11.248011	26,801.5892
01/01/2016 to 12/31/2016	11.248011	11.609667	23,755.7713
01/01/2017 to 12/31/2017	11.609667	13.347780	21,580.6887
01/01/2018 to 04/30/2018	13.347780	12.770216	0.0000
Schroders Global Multi-Asset Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010762	1.068883	864,213.2742
01/01/2013 to 12/31/2013	1.068883	1.161756	2,515,162.8295
01/01/2014 to 12/31/2014	1.161756	1.235499	2,187,907.0806
01/01/2015 to 12/31/2015	1.235499	1.208822	1,153,134.0044
01/01/2016 to 12/31/2016	1.208822	1.260662	946,990.8419
01/01/2017 to 12/31/2017	1.260662	1.422324	586,328.0542
01/01/2018 to 12/31/2018	1.422324	1.271556	698,553.9862
01/01/2019 to 12/31/2019	1.271556	1.524890	620,767.6760
01/01/2020 to 12/31/2020	1.524890	1.536865	514,752.0007
SSGA Growth and Income ETF Sub-Account (Class B) (formerly Cyclical Growth and Income ETF Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.744313	11.715944	3,262,408.5909
01/01/2012 to 12/31/2012	11.715944	13.049283	3,064,343.5324
01/01/2013 to 12/31/2013	13.049283	14.546415	2,761,173.7369
01/01/2014 to 12/31/2014	14.546415	15.193036	2,463,195.1784
01/01/2015 to 12/31/2015	15.193036	14.702394	2,241,202.4231
01/01/2016 to 12/31/2016	14.702394	15.351912	2,106,057.3879
01/01/2017 to 12/31/2017	15.351912	17.557565	1,923,454.4613
01/01/2018 to 12/31/2018	17.557565	16.199718	1,657,890.6322
01/01/2019 to 12/31/2019	16.199718	19.126097	1,451,313.9156
01/01/2020 to 12/31/2020	19.126097	20.733683	1,283,515.7563
SSGA Growth ETF Sub-Account (Class B) (formerly Cyclical Growth ETF Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.320254	10.936433	1,205,631.5408
01/01/2012 to 12/31/2012	10.936433	12.417139	1,201,084.7539
01/01/2013 to 12/31/2013	12.417139	14.471865	1,265,991.1343
01/01/2014 to 12/31/2014	14.471865	15.053334	1,179,114.4909
01/01/2015 to 12/31/2015	15.053334	14.515517	998,031.9703
01/01/2016 to 12/31/2016	14.515517	15.313728	889,648.7046
01/01/2017 to 12/31/2017	15.313728	18.084793	687,043.5293
01/01/2018 to 12/31/2018	18.084793	16.288604	582,571.5071
01/01/2019 to 12/31/2019	16.288604	19.686723	551,390.9531
01/01/2020 to 12/31/2020	19.686723	21.520529	514,335.7758
T. Rowe Price Large Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	49.402240	46.809866	360,610.0337
01/01/2012 to 12/31/2012	46.809866	54.508674	317,553.3809
01/01/2013 to 12/31/2013	54.508674	71.977697	268,672.1838
01/01/2014 to 12/31/2014	71.977697	80.483634	228,419.9962
01/01/2015 to 12/31/2015	80.483634	76.595331	208,388.7533
01/01/2016 to 12/31/2016	76.595331	87.660534	179,820.2522
01/01/2017 to 12/31/2017	87.660534	101.197115	151,112.9155
01/01/2018 to 12/31/2018	101.197115	90.735027	128,482.4279
01/01/2019 to 12/31/2019	90.735027	113.312169	115,794.6020
01/01/2020 to 12/31/2020	113.312169	115.054198	110,458.8755
A-19

APPENDIX A
Condensed Financial Information (continued)
1.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
T. Rowe Price Mid Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.561395	10.253499	556,215.8988
01/01/2012 to 12/31/2012	10.253499	11.505166	495,214.1034
01/01/2013 to 12/31/2013	11.505166	15.510711	496,759.3974
01/01/2014 to 12/31/2014	15.510711	17.266223	413,393.0104
01/01/2015 to 12/31/2015	17.266223	18.180606	339,700.6982
01/01/2016 to 12/31/2016	18.180606	19.061252	313,855.5663
01/01/2017 to 12/31/2017	19.061252	23.471390	264,684.2471
01/01/2018 to 12/31/2018	23.471390	22.658908	229,006.2274
01/01/2019 to 12/31/2019	22.658908	29.315026	183,703.3870
01/01/2020 to 12/31/2020	29.315026	35.855867	161,948.7011
Victory Sycamore Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	25.973885	24.690934	413,436.2833
01/01/2012 to 12/31/2012	24.690934	27.952215	338,253.9549
01/01/2013 to 12/31/2013	27.952215	35.952829	277,223.5128
01/01/2014 to 12/31/2014	35.952829	38.910717	231,599.9686
01/01/2015 to 12/31/2015	38.910717	34.958606	211,564.5559
01/01/2016 to 12/31/2016	34.958606	39.857152	190,927.3756
01/01/2017 to 12/31/2017	39.857152	43.071564	170,731.2790
01/01/2018 to 12/31/2018	43.071564	38.198462	146,614.0266
01/01/2019 to 12/31/2019	38.198462	48.633939	130,102.8756
01/01/2020 to 12/31/2020	48.633939	51.671243	118,563.7014
Western Asset Management Government Income Sub-Account (Class B) (formerly Fidelity Institutional Asset Management® Government Income Sub-Account (Class B))
04/30/2012 to 12/31/2012	10.783430	10.957512	14,714.9789
01/01/2013 to 12/31/2013	10.957512	10.327163	23,172.5086
01/01/2014 to 12/31/2014	10.327163	10.964080	31,791.3097
01/01/2015 to 12/31/2015	10.964080	10.869017	30,196.5387
01/01/2016 to 12/31/2016	10.869017	10.869961	31,656.7943
01/01/2017 to 12/31/2017	10.869961	11.008908	25,308.0791
01/01/2018 to 12/31/2018	11.008908	10.858890	33,241.4752
01/01/2019 to 12/31/2019	10.858890	11.521848	27,847.0949
01/01/2020 to 12/31/2020	11.521848	12.245716	20,628.5848
Brighthouse Funds Trust II
Baillie Gifford International Stock Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.831744	10.904646	22,923.7016
01/01/2012 to 12/31/2012	10.904646	12.847646	14,354.6929
01/01/2013 to 12/31/2013	12.847646	14.601457	201,491.0416
01/01/2014 to 12/31/2014	14.601457	13.931004	240,721.1247
01/01/2015 to 12/31/2015	13.931004	13.452671	154,633.7100
01/01/2016 to 12/31/2016	13.452671	13.949597	126,195.3264
01/01/2017 to 12/31/2017	13.949597	18.574226	100,123.6819
01/01/2018 to 12/31/2018	18.574226	15.181257	88,768.2682
01/01/2019 to 12/31/2019	15.181257	19.841342	76,618.7531
01/01/2020 to 12/31/2020	19.841342	24.727348	68,430.4099
A-20

APPENDIX A
Condensed Financial Information (continued)
1.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
BlackRock Bond Income Sub-Account (Class B)
01/01/2011 to 12/31/2011	54.339551	57.021060	130,872.4351
01/01/2012 to 12/31/2012	57.021060	60.378957	123,226.8025
01/01/2013 to 12/31/2013	60.378957	58.998545	126,054.4856
01/01/2014 to 12/31/2014	58.998545	62.202337	118,651.5617
01/01/2015 to 12/31/2015	62.202337	61.608162	111,848.1872
01/01/2016 to 12/31/2016	61.608162	62.554986	102,498.3911
01/01/2017 to 12/31/2017	62.554986	64.125691	98,398.8799
01/01/2018 to 12/31/2018	64.125691	62.903498	88,966.0695
01/01/2019 to 12/31/2019	62.903498	68.022685	80,785.2453
01/01/2020 to 12/31/2020	68.022685	72.738442	76,118.5936
BlackRock Capital Appreciation Sub-Account (Class A)
01/01/2011 to 12/31/2011	13.625764	12.246868	10,303.1263
01/01/2012 to 12/31/2012	12.246868	13.825231	9,848.3503
01/01/2013 to 12/31/2013	13.825231	18.316513	17,696.2375
01/01/2014 to 12/31/2014	18.316513	19.688662	17,634.2638
01/01/2015 to 12/31/2015	19.688662	20.654655	15,582.5290
01/01/2016 to 12/31/2016	20.654655	20.405264	15,505.2098
01/01/2017 to 12/31/2017	20.405264	26.976804	10,922.5930
01/01/2018 to 12/31/2018	26.976804	27.272022	11,374.0701
01/01/2019 to 12/31/2019	27.272022	35.763520	11,969.7199
01/01/2020 to 12/31/2020	35.763520	49.655513	5,811.4093
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.660952	10.523629	722,672.9733
01/01/2012 to 12/31/2012	10.523629	10.386964	703,985.3055
01/01/2013 to 12/31/2013	10.386964	10.252804	810,018.4087
01/01/2014 to 12/31/2014	10.252804	10.120377	460,779.3826
01/01/2015 to 12/31/2015	10.120377	9.989661	360,977.5767
01/01/2016 to 12/31/2016	9.989661	9.871691	326,747.5581
01/01/2017 to 12/31/2017	9.871691	9.806376	297,502.2467
01/01/2018 to 12/31/2018	9.806376	9.828947	321,298.5418
01/01/2019 to 12/31/2019	9.828947	9.884211	318,624.4217
01/01/2020 to 12/31/2020	9.884211	9.774946	327,243.2989
Brighthouse/Wellington Core Equity Opportunities (Class B)
05/02/2016 to 12/31/2016	52.831122	53.809528	22,573.5623
01/01/2017 to 12/31/2017	53.809528	63.107265	23,726.5059
01/01/2018 to 12/31/2018	63.107265	62.067858	22,226.0077
01/01/2019 to 12/31/2019	62.067858	80.040838	24,340.1490
01/01/2020 to 12/31/2020	80.040838	87.672552	21,570.9829
Brighthouse/Wellington Core Equity Opportunities (Class B) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class B))
01/01/2011 to 12/31/2011	19.097595	17.932990	55,534.2858
01/01/2012 to 12/31/2012	17.932990	19.536993	52,280.1676
01/01/2013 to 12/31/2013	19.536993	25.593388	39,506.1882
01/01/2014 to 12/31/2014	25.593388	28.024451	37,288.6357
01/01/2015 to 12/31/2015	28.024451	27.593167	28,999.6357
01/01/2016 to 04/29/2016	27.593167	27.774621	0.0000
A-21

APPENDIX A
Condensed Financial Information (continued)
1.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Wellington Core Equity Opportunities (Class E)
01/01/2011 to 12/31/2011	12.962618	12.260793	1,170,765.0988
01/01/2012 to 12/31/2012	12.260793	13.638720	1,063,171.7343
01/01/2013 to 12/31/2013	13.638720	17.976382	1,008,459.8663
01/01/2014 to 12/31/2014	17.976382	19.597857	869,054.2894
01/01/2015 to 12/31/2015	19.597857	19.783193	673,372.0791
01/01/2016 to 12/31/2016	19.783193	20.924343	591,154.4588
01/01/2017 to 12/31/2017	20.924343	24.562676	517,513.4426
01/01/2018 to 12/31/2018	24.562676	24.183272	414,252.7870
01/01/2019 to 12/31/2019	24.183272	31.216354	350,974.5758
01/01/2020 to 12/31/2020	31.216354	34.226155	325,596.7959
Brighthouse Asset Allocation 20 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.138773	14.428629	93,763.6618
01/01/2015 to 12/31/2015	14.428629	14.158877	90,078.0584
01/01/2016 to 12/31/2016	14.158877	14.609129	108,604.5096
01/01/2017 to 12/31/2017	14.609129	15.420652	155,632.1869
01/01/2018 to 12/31/2018	15.420652	14.822983	184,798.5065
01/01/2019 to 12/31/2019	14.822983	16.348736	185,279.5973
01/01/2020 to 12/31/2020	16.348736	17.672766	135,746.7477
Brighthouse Asset Allocation 40 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.522958	14.939452	6,100,832.4826
01/01/2015 to 12/31/2015	14.939452	14.588222	5,229,165.7499
01/01/2016 to 12/31/2016	14.588222	15.276432	4,724,666.4652
01/01/2017 to 12/31/2017	15.276432	16.684472	4,104,182.1178
01/01/2018 to 12/31/2018	16.684472	15.743057	3,589,364.7237
01/01/2019 to 12/31/2019	15.743057	17.963287	3,244,482.7672
01/01/2020 to 12/31/2020	17.963287	19.687774	2,949,939.7721
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Defensive Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.161825	12.218191	2,925,213.1822
01/01/2012 to 12/31/2012	12.218191	13.375464	2,824,903.5159
01/01/2013 to 12/31/2013	13.375464	14.401451	2,245,304.8176
01/01/2014 to 04/25/2014	14.401451	14.524510	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Moderate Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.226944	12.055244	4,757,301.0599
01/01/2012 to 12/31/2012	12.055244	13.373515	4,563,756.9413
01/01/2013 to 12/31/2013	13.373515	15.078692	4,404,433.0490
01/01/2014 to 04/25/2014	15.078692	15.150236	0.0000
Brighthouse Asset Allocation 60 Sub-Account (Class B)
04/28/2014 to 12/31/2014	15.464132	16.028157	13,854,808.1444
01/01/2015 to 12/31/2015	16.028157	15.620560	12,690,271.6064
01/01/2016 to 12/31/2016	15.620560	16.514354	11,529,251.7063
01/01/2017 to 12/31/2017	16.514354	18.703090	10,390,193.5834
01/01/2018 to 12/31/2018	18.703090	17.329580	9,215,491.9540
01/01/2019 to 12/31/2019	17.329580	20.428279	8,228,668.6221
01/01/2020 to 12/31/2020	20.428279	22.956479	7,464,987.6162
A-22

APPENDIX A
Condensed Financial Information (continued)
1.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 60 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Balanced Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.003908	11.647420	16,989,816.7331
01/01/2012 to 12/31/2012	11.647420	13.097782	16,300,284.3794
01/01/2013 to 12/31/2013	13.097782	15.439211	15,113,912.2201
01/01/2014 to 04/25/2014	15.439211	15.465784	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B)
04/28/2014 to 12/31/2014	15.941182	16.617936	11,420,575.8948
01/01/2015 to 12/31/2015	16.617936	16.125078	10,315,298.3003
01/01/2016 to 12/31/2016	16.125078	17.212553	9,252,573.0605
01/01/2017 to 12/31/2017	17.212553	20.246539	8,011,970.8808
01/01/2018 to 12/31/2018	20.246539	18.362506	7,145,665.0841
01/01/2019 to 12/31/2019	18.362506	22.426119	6,382,718.1317
01/01/2020 to 12/31/2020	22.426119	25.809139	5,779,648.2616
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Growth Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.888337	11.280553	13,717,285.7434
01/01/2012 to 12/31/2012	11.280553	12.884423	12,456,807.1299
01/01/2013 to 12/31/2013	12.884423	16.013844	12,676,191.6422
01/01/2014 to 04/25/2014	16.013844	15.954170	0.0000
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.409247	12.276458	355,159.3390
01/01/2012 to 12/31/2012	12.276458	14.002167	545,620.2428
01/01/2013 to 12/31/2013	14.002167	18.898229	497,005.9457
01/01/2014 to 12/31/2014	18.898229	20.285133	400,668.1043
01/01/2015 to 12/31/2015	20.285133	22.133484	346,682.2868
01/01/2016 to 12/31/2016	22.133484	21.819252	323,687.6804
01/01/2017 to 12/31/2017	21.819252	29.504939	254,699.3009
01/01/2018 to 12/31/2018	29.504939	29.154924	222,627.6336
01/01/2019 to 12/31/2019	29.154924	38.129955	203,897.4381
01/01/2020 to 12/31/2020	38.129955	58.854513	163,997.0738
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.473780	8.249075	394,919.7415
01/01/2012 to 04/27/2012	8.249075	9.283200	0.0000
Loomis Sayles Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.816575	10.970270	185,371.8803
01/01/2012 to 12/31/2012	10.970270	12.007454	152,177.7396
01/01/2013 to 12/31/2013	12.007454	17.586589	115,891.9172
01/01/2014 to 12/31/2014	17.586589	17.521696	102,585.8969
01/01/2015 to 12/31/2015	17.521696	17.542225	90,100.2922
01/01/2016 to 12/31/2016	17.542225	18.362770	80,374.9168
01/01/2017 to 12/31/2017	18.362770	22.962820	63,719.7608
01/01/2018 to 12/31/2018	22.962820	22.727912	50,164.4681
01/01/2019 to 12/31/2019	22.727912	28.381693	44,706.9017
01/01/2020 to 12/31/2020	28.381693	37.551600	37,941.0539
A-23

APPENDIX A
Condensed Financial Information (continued)
1.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MetLife Stock Index Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.021908	12.061008	150,814.0012
01/01/2012 to 12/31/2012	12.061008	13.741140	152,235.9223
01/01/2013 to 12/31/2013	13.741140	17.863205	140,673.4160
01/01/2014 to 12/31/2014	17.863205	19.942122	114,690.6091
01/01/2015 to 12/31/2015	19.942122	19.864338	114,655.3561
01/01/2016 to 12/31/2016	19.864338	21.839640	105,779.0164
01/01/2017 to 12/31/2017	21.839640	26.135595	87,901.3932
01/01/2018 to 12/31/2018	26.135595	24.549939	75,806.7506
01/01/2019 to 12/31/2019	24.549939	31.696765	65,892.4622
01/01/2020 to 12/31/2020	31.696765	36.863396	41,167.7940
Neuberger Berman Genesis Sub-Account (Class B) (formerly BlackRock Strategic Value Sub-Account (Class B))
01/01/2011 to 12/31/2011	16.509191	17.193780	11,411.7809
01/01/2012 to 12/31/2012	17.193780	18.625752	8,852.9344
01/01/2013 to 12/31/2013	18.625752	25.406323	93,561.1088
01/01/2014 to 12/31/2014	25.406323	25.002832	81,110.6111
01/01/2015 to 12/31/2015	25.002832	24.773678	70,172.8203
01/01/2016 to 12/31/2016	24.773678	28.951791	63,752.2491
01/01/2017 to 12/31/2017	28.951791	33.005218	55,445.5675
01/01/2018 to 12/31/2018	33.005218	30.300893	46,453.5667
01/01/2019 to 12/31/2019	30.300893	38.704864	41,461.2317
01/01/2020 to 12/31/2020	38.704864	47.662736	38,003.1114
Neuberger Berman Genesis Sub-Account (Class B) (formerly MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	15.709433	14.688795	126,179.1685
01/01/2012 to 12/31/2012	14.688795	15.264435	122,573.7035
01/01/2013 to 04/26/2013	15.264435	16.556111	0.0000
T. Rowe Price Large Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.295180	13.922517	392,870.6992
01/01/2012 to 12/31/2012	13.922517	16.308007	308,902.9425
01/01/2013 to 12/31/2013	16.308007	22.338144	291,878.5297
01/01/2014 to 12/31/2014	22.338144	23.995717	240,922.1525
01/01/2015 to 12/31/2015	23.995717	26.175789	223,401.6961
01/01/2016 to 12/31/2016	26.175789	26.233477	224,158.2918
01/01/2017 to 12/31/2017	26.233477	34.564517	184,758.8906
01/01/2018 to 12/31/2018	34.564517	33.721892	154,495.0687
01/01/2019 to 12/31/2019	33.721892	43.468653	129,978.7270
01/01/2020 to 12/31/2020	43.468653	58.627265	109,783.3172
T. Rowe Price Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.384998	18.410661	25,567.5466
01/01/2012 to 12/31/2012	18.410661	21.062581	20,746.5194
01/01/2013 to 12/31/2013	21.062581	29.974123	13,326.9562
01/01/2014 to 12/31/2014	29.974123	31.553465	9,662.0259
01/01/2015 to 12/31/2015	31.553465	31.913298	10,183.6837
01/01/2016 to 12/31/2016	31.913298	35.118268	9,410.8624
01/01/2017 to 12/31/2017	35.118268	42.477772	7,926.5532
01/01/2018 to 12/31/2018	42.477772	39.082946	6,079.2076
01/01/2019 to 12/31/2019	39.082946	51.246080	5,816.2334
01/01/2020 to 12/31/2020	51.246080	62.744761	4,547.3789
A-24

APPENDIX A
Condensed Financial Information (continued)
1.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
01/01/2011 to 12/31/2011	25.910181	27.068778	6,926.2992
01/01/2012 to 12/31/2012	27.068778	29.734685	5,803.0285
01/01/2013 to 12/31/2013	29.734685	29.593335	5,553.5625
01/01/2014 to 12/31/2014	29.593335	30.756116	5,026.3775
01/01/2015 to 12/31/2015	30.756116	29.751510	5,321.0510
01/01/2016 to 12/31/2016	29.751510	31.805345	217,544.3923
01/01/2017 to 12/31/2017	31.805345	33.886110	201,168.8080
01/01/2018 to 12/31/2018	33.886110	32.100147	175,672.9237
01/01/2019 to 12/31/2019	32.100147	36.195749	151,600.9966
01/01/2020 to 12/31/2020	36.195749	38.089689	139,249.9804
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (formerly Met Investors Series Trust - Lord Abbett Bond Debenture Sub-Account (Class B))
01/01/2011 to 12/31/2011	23.622434	24.357741	519,164.0967
01/01/2012 to 12/31/2012	24.357741	27.154250	463,516.9708
01/01/2013 to 12/31/2013	27.154250	28.942193	334,692.1121
01/01/2014 to 12/31/2014	28.942193	29.947945	285,075.5190
01/01/2015 to 12/31/2015	29.947945	28.918367	250,711.1221
01/01/2016 to 04/29/2016	28.918367	29.807092	0.0000
Franklin Templeton Variable Insurance Products Trust
Templeton Foreign VIP Sub-Account (Class 2)
01/01/2011 to 12/31/2011	33.350983	29.419890	85,513.4915
01/01/2012 to 12/31/2012	29.419890	34.332500	71,712.8870
01/01/2013 to 12/31/2013	34.332500	41.673780	60,696.8048
01/01/2014 to 12/31/2014	41.673780	36.556339	51,766.8471
01/01/2015 to 12/31/2015	36.556339	33.741295	47,844.1311
01/01/2016 to 12/31/2016	33.741295	35.695233	44,849.4004
01/01/2017 to 12/31/2017	35.695233	41.117390	37,328.9049
01/01/2018 to 12/31/2018	41.117390	34.316381	34,520.9906
01/01/2019 to 12/31/2019	34.316381	38.117110	31,560.7421
01/01/2020 to 12/31/2020	38.117110	37.187762	33,728.3327
PIMCO Variable Insurance Trust
PIMCO Low Duration Sub-Account (Administrative Class)
01/01/2011 to 12/31/2011	15.170956	15.141485	65,396.4272
01/01/2012 to 12/31/2012	15.141485	15.819489	57,343.1195
01/01/2013 to 12/31/2013	15.819489	15.594047	46,711.8465
01/01/2014 to 12/31/2014	15.594047	15.523680	44,927.7106
01/01/2015 to 12/31/2015	15.523680	15.371264	38,059.5977
01/01/2016 to 12/31/2016	15.371264	15.385927	28,467.6382
01/01/2017 to 12/31/2017	15.385927	15.392397	23,375.7353
01/01/2018 to 12/31/2018	15.392397	15.244643	9,039.5541
01/01/2019 to 12/31/2019	15.244643	15.653532	7,861.8400
01/01/2020 to 12/31/2020	15.653532	15.912907	6,887.9888
A-25

APPENDIX A
Condensed Financial Information (continued)
Discontinued Investment Portfolios. The following investment options are no longer available for allocations of new Purchase Payments or transfers of Account Value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) Brighthouse Funds Trust I (formerly Met Investors Series Trust): T. Rowe Price Large Cap Value Portfolio (Class A) (closed effective May 1, 2004), Invesco Mid Cap Value Portfolio (Class A) (formerly Lord Abbett Mid Cap Value Portfolio) (closed effective May 1, 2004), MFS® Research International Portfolio (Class A) (closed effective May 1, 2004), T. Rowe Price Mid Cap Growth Portfolio (Class A) (closed effective May 1, 2004), and Brighthouse Small Cap Value Portfolio (Class A) (formerly MetLife Small Cap Value Portfolio and before that Third Avenue Small Cap Value Portfolio) (closed effective May 1, 2005); and (b) Brighthouse Funds Trust II (formerly Metropolitan Series Fund): Western Asset Management Strategic Bond Portfolio (Class A) (closed effective May 1, 2004) (formerly Lord Abbett Bond Debenture Portfolio), T. Rowe Price Small Cap Growth Portfolio (Class A) (closed effective April 30, 2007), Brighthouse/Wellington Core Equity Opportunities Portfolio (Class E) (formerly Met/Wellington Core Equity Opportunities Portfolio and before that WMC Core Equity Opportunities Portfolio) (closed effective May 1, 2016), and BlackRock Ultra-Short Term Bond Portfolio (Class A) (added and closed effective February 27, 2020) .
The following investment option is only available to contracts issued before May 1, 2002 for allocations of new Purchase Payments or transfers of Account Value: AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V.I. International Growth Fund (Series I) (formerly AIM Variable Insurance Funds: AIM V.I. International Growth Fund).
You should read the prospectuses for these discontinued Investment Portfolios for more information on fees, charges, investment objectives and risks. A copy of the fund prospectuses has previously been provided to you.
Effective as of April 28, 2003, the following Investment Portfolios of Brighthouse Funds Trust I were merged: J.P. Morgan Enhanced Index Portfolio merged into Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into MFS® Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into Lord Abbett Growth Opportunities Portfolio.
Effective as of May 1, 2004, Brighthouse Funds Trust II: MFS® Research Managers Portfolio merged into Brighthouse Funds Trust II: MFS® Investors Trust Portfolio.
Effective as of May 1, 2004, the following Investment Portfolios were replaced: (a) AIM Variable Insurance Funds: for contracts issued on or after May 1, 2002, the AIM V.I. Premier Equity Fund (Series II) was replaced with the Lord Abbett Growth and Income Fund (Class B); (b) AllianceBernstein Variable Products Series Fund, Inc. (Class B): the AllianceBernstein Premier Growth Portfolio was replaced with the Janus Aggressive Growth Portfolio (Class B) of the Brighthouse Funds Trust I; the AllianceBernstein Value Portfolio (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class B) of the Brighthouse Funds Trust I; and the AllianceBernstein Small Cap Value Portfolio (closed effective May 1, 2003) was replaced with the Third Avenue Small Cap Value Portfolio (Class B) of the Brighthouse Funds Trust I; (c) American Century Variable Portfolios, Inc.: the American Century VP Income & Growth Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of the Brighthouse Funds Trust I; the American Century VP Value Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Mid-Cap Value Portfolio (Class A) of the Brighthouse Funds Trust I; and the American Century VP International Fund (closed effective May 1, 2003) was replaced with the MFS® Research International Portfolio (Class A) of the Brighthouse Funds Trust I; (d) Dreyfus Variable Investment Fund (Service Shares): the Dreyfus VIF — Disciplined Stock Portfolio (closed effective May 1, 2003) and the Dreyfus VIF — Appreciation Portfolio (closed effective May 1, 2003) were replaced with the Oppenheimer Capital Appreciation Portfolio (Class B) of the Brighthouse Funds Trust I; (e) Franklin Templeton Variable Insurance Products Trust (Class 2): the Franklin Small Cap Fund (closed effective May 1, 2004) was replaced with the T. Rowe Price Small Cap Growth Fund (Class B) of the Brighthouse Funds Trust II; and the Mutual Shares Securities Fund (closed effective May 1, 2004) was replaced with the Lord Abbett Growth and Income Portfolio (Class B) of the Brighthouse
A-26

APPENDIX A
Condensed Financial Information (continued)
Funds Trust I; (f) Goldman Sachs Variable Insurance Trust (“GSVIT”): the GSVIT Growth and Income Fund (closed effective May 1, 2002) was replaced with the Lord Abbett Growth and Income Fund (Class A) of the Brighthouse Funds Trust I; and the GSVIT International Equity Fund (closed effective May 1, 2002) was replaced with the MFS® Research International Portfolio (Class A) of the Brighthouse Funds Trust I; (g) INVESCO Variable Investment Funds, Inc.: the INVESCO VIF-Dynamics Fund (closed effective May 1, 2003) was replaced with the T. Rowe Price Mid-Cap Growth Portfolio (Class A) of the Brighthouse Funds Trust I; and the INVESCO VIF-High Yield Fund (closed effective May 1, 2002) was replaced with the Lord Abbett Bond Debenture Portfolio (Class A) of Brighthouse Funds Trust I; (h) Liberty Variable Investments: the Newport Tiger Fund, Variable Series (Class A) (closed effective May 1, 2002) was replaced with the MFS® Research International Portfolio (Class A) of the Brighthouse Funds Trust I; (i) MFS® Variable Insurance Trust (Service Class): MFS® Research Series (closed effective May 1, 2003) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class B) of the Brighthouse Funds Trust I; MFS® Emerging Growth Series (closed effective May 1, 2004) was replaced with the T. Rowe Price Large Cap Growth Portfolio (Class B) of the Brighthouse Funds Trust II; and the MFS® Strategic Income Series (closed effective May 1, 2004) was replaced with the Salomon Brothers Strategic Bond Opportunities Portfolio (Class B) of the Brighthouse Funds Trust II; (j) Putnam Variable Trust (Class B): Putnam VT New Value Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Fund (Class B) of the Brighthouse Funds Trust I; and the Putnam VT International New Opportunities Fund (closed effective May 1, 2003) was replaced with the MFS® Research International Portfolio of the Brighthouse Funds Trust I; (k) Scudder Variable Series I, (Class B): the Scudder International Portfolio (closed effective May 1, 2003) was replaced with the MFS® Research International Portfolio (Class B) of the Brighthouse Funds Trust I.
Effective as of November 22, 2004, the following Investment Portfolios of the Brighthouse Funds Trust I were merged: J.P. Morgan Select Equity Portfolio merged into Brighthouse Funds Trust II: Capital Guardian U.S. Equity Portfolio; and J.P. Morgan Quality Bond Portfolio merged into Brighthouse Funds Trust I: PIMCO Total Return Portfolio.
Effective as of May 1, 2005, Brighthouse Funds Trust I: Money Market Portfolio merged into Brighthouse Funds Trust II: BlackRock Money Market Portfolio.
Effective as of May 1, 2005, the following Investment Portfolios were replaced: (a) AIM Variable Insurance Funds: the AIM V.I. Premier Equity Fund (Series I) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of the Brighthouse Funds Trust I; (b) AllianceBernstein Variable Products Series Fund, Inc.: the AllianceBernstein Real Estate Investment Portfolio (Class B) was replaced with the Neuberger Berman Real Estate Portfolio (Class B) of the Brighthouse Funds Trust I; (c) the Dreyfus Stock Index Fund (Service Class) was replaced with the MetLife Stock Index Portfolio (Class B) of the Brighthouse Funds Trust II; (d) MFS® Variable Insurance Trust: the MFS® High Income Series (Service Class) was replaced with the Lord Abbett Bond Debenture Portfolio (Class B) of the Brighthouse Funds Trust I; and the MFS® New Discovery Series (Service Class) was replaced with the Met/AIM Small Cap Growth Portfolio (Class B) of the Brighthouse Funds Trust I; (e) Putnam Variable Trust: the Putnam VT International Equity Fund (Class IB) was replaced with the MFS® Research International Portfolio (Class B) of the Brighthouse Funds Trust I; (f) Scudder Variable Series II: the SVS Dreman Small Cap Value Portfolio (Class A) was replaced with the Third Avenue Small Cap Value Portfolio (Class A) of the Brighthouse Funds Trust I; and (g) Fidelity Variable Insurance Products: the VIP High Income Portfolio (Service Class 2) was replaced with the Lord Abbett Bond Debenture Portfolio (Class B) of the Brighthouse Funds Trust I.
Effective as of May 1, 2006, Brighthouse Funds Trust II: MFS® Investors Trust Portfolio (Class B) merged into Brighthouse Funds Trust I: Legg Mason Value Equity Portfolio (Class B).
Effective as of May 1, 2006, Fidelity Variable Insurance Products: VIP Growth Portfolio (Service Class 2) was replaced with Brighthouse Funds Trust II: T. Rowe Price Large Cap Growth Portfolio (Class B).
Effective as of April 30, 2007, Brighthouse Funds Trust I: Met/Putnam Capital Opportunities Portfolio (Class B) merged into Brighthouse Funds Trust I: Lazard Mid-Cap Portfolio (Class B).
A-27

APPENDIX A
Condensed Financial Information (continued)
Effective as of April 30, 2007, (a) AIM Variable Insurance Funds: AIM V.I. Capital Appreciation Fund (Series I Shares) (closed effective November 13, 2006) was replaced with Brighthouse Funds Trust I: Met/AIM Capital Appreciation Portfolio (Class A); (b) AIM Variable Insurance Funds: AIM V.I. Capital Appreciation Fund (Series II Shares) (closed effective May 1, 2006) was replaced with Brighthouse Funds Trust I: Met/AIM Capital Appreciation Portfolio (Class E); (c) DWS Variable Series II: DWS Small Cap Growth Portfolio (Class A) (closed effective May 1, 2002) was replaced with Brighthouse Funds Trust II: T. Rowe Price Small Cap Growth Portfolio (Class A); and (d) MFS® Variable Insurance Trust: MFS® Investors Trust Series (Service Class) was replaced with Brighthouse Funds Trust II: Capital Guardian U.S. Equity Portfolio (Class B).
Effective as of April 28, 2008, Franklin Templeton Variable Insurance Products Trust: Templeton Developing Markets Securities Fund (Class 2) was replaced with Brighthouse Funds Trust I: MFS® Emerging Markets Equity Portfolio (Class B).
Effective as of November 10, 2008, the following portfolios of Brighthouse Funds Trust I merged: (a) Strategic Growth and Income Portfolio (Class B) merged into MetLife Balanced Strategy Portfolio (Class B); (b) Strategic Conservative Growth Portfolio (Class B) merged into MetLife Growth Strategy Portfolio (Class B); and (c) Strategic Growth Portfolio (Class B) merged into MetLife Aggressive Strategy Portfolio (Class B).
Effective as of May 4, 2009, Brighthouse Funds Trust II: Capital Guardian U.S. Equity Portfolio (Class B) merged into Brighthouse Funds Trust I: Pioneer Fund Portfolio (Class B).
Effective as of May 4, 2009, Brighthouse Funds Trust I: Met/AIM Capital Appreciation Portfolio (Class A) merged into Brighthouse Funds Trust II: BlackRock Legacy Large Cap Growth Portfolio (Class A).
Effective as of May 4, 2009, Brighthouse Funds Trust I: Met/AIM Capital Appreciation Portfolio (Class E) (closed effective April 30, 2007) merged into Brighthouse Funds Trust II: BlackRock Legacy Large Cap Growth Portfolio (Class E) and the Class E shares of BlackRock Legacy Large Cap Growth Portfolio were then exchanged for Class A shares of BlackRock Legacy Large Cap Growth Portfolio.
Effective as of May 4, 2009, PIMCO Variable Insurance Trust: PIMCO Total Return Portfolio (Administrative Class) (closed effective November 22, 2004) was replaced with Brighthouse Funds Trust I: PIMCO Total Return Portfolio (Class B).
Effective as of July 17, 2009, PIMCO Variable Insurance Trust: PIMCO StocksPLUS® Growth and Income Portfolio (Administrative Class) was liquidated.
Effective as of May 3, 2010, Putnam Variable Trust: Putnam VT Growth and Income Fund (Class IB) was replaced with Brighthouse Funds Trust I: Lord Abbett Growth and Income Portfolio (Class B).
Effective as of September 27, 2010, Putnam Variable Trust: Putnam VT Vista Fund (Class IB) merged into Putnam Variable Trust: Putnam VT Multi-Cap Growth Fund (Class IB).
Effective as of May 1, 2011, Brighthouse Funds Trust I: Legg Mason Value Equity Portfolio (Class B) merged into Brighthouse Funds Trust I: Legg Mason ClearBridge Aggressive Growth Portfolio (Class B).
Effective as of April 30, 2012, Brighthouse Funds Trust I: Oppenheimer Capital Appreciation Portfolio (Class B) merged into Brighthouse Funds Trust II: Jennison Growth Portfolio (Class B).
Effective as of April 29, 2013, Brighthouse Funds Trust I: MLA Mid Cap Portfolio (formerly Lazard Mid Cap Portfolio) (Class B) merged into Brighthouse Funds Trust II: Neuberger Berman Genesis Portfolio (Class B).
Effective as of April 28, 2014:
•	Brighthouse Funds Trust I: MetLife Defensive Strategy Portfolio merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 40 Portfolio
A-28

APPENDIX A
Condensed Financial Information (continued)
•	Brighthouse Funds Trust I: MetLife Balanced Strategy Portfolio merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 60 Portfolio
•	Brighthouse Funds Trust I: MetLife Moderate Strategy Portfolio merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 40 Portfolio
•	Brighthouse Funds Trust I: MetLife Growth Strategy Portfolio merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 80 Portfolio
Effective as of May 1, 2016:
•	Brighthouse Funds Trust I: Lord Abbett Bond Debenture Portfolio (Class B) merged into Brighthouse Funds Trust II: Western Asset Management Strategic Bond Opportunities Portfolio (Class B)
•	Brighthouse Funds Trust I: Pioneer Fund Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)
Effective as of April 30, 2018:
•	Brighthouse Funds Trust I: Allianz Global Investors Dynamic Multi-Asset Plus Portfolio merged into Brighthouse Funds Trust I: JPMorgan Global Active Allocation Portfolio
•	Brighthouse Funds Trust I: Schroders Global Multi-Asset Portfolio II (formerly Pyramis® Managed Risk Portfolio) merged into Brighthouse Funds Trust I: Schroders Global Multi-Asset Portfolio.
Effective as of February 27, 2020, Deutsche DWS Variable Series II: DWS Government & Agency Securities VIP was liquidated.
A-29

This page intentionally left blank.

APPENDIX B
Participating Investment Portfolios
Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.
Investment Portfolio	Investment Objective	Investment Adviser/Subadviser
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
Invesco V.I. International Growth Fund	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio (Class B)	Seeks capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: AllianceBernstein L.P.
American Funds® Balanced Allocation Portfolio (Class C)	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC
American Funds® Growth Allocation Portfolio (Class C)	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
American Funds® Moderate Allocation Portfolio (Class C)	Seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Investment Advisers, LLC
AQR Global Risk Balanced Portfolio (Class B)	Seeks total return.	Brighthouse Investment Advisers, LLC Subadviser: AQR Capital Management, LLC
BlackRock Global Tactical Strategies Portfolio (Class B)	Seeks capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.
Brighthouse Asset Allocation 100 Portfolio (Class B)	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse Balanced Plus Portfolio (Class B)	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Overlay Portion: Pacific Investment Management Company LLC
Brighthouse Small Cap Value Portfolio (Class B)	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadvisers: Delaware Investments Fund Advisers; Wells Capital Management Incorporated
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B)	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Aberdeen Asset Managers Limited
Brighthouse/Franklin Low Duration Total Return Portfolio (Class B)	Seeks a high level of current income, while seeking preservation of shareholders’ capital.	Brighthouse Investment Advisers, LLC Subadviser: Franklin Advisers, Inc.
Clarion Global Real Estate Portfolio (Class B)	Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: CBRE Clarion Securities LLC
Invesco Balanced-Risk Allocation Portfolio (Class B)	Seeks total return.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Comstock Portfolio (Class B)	Seeks capital growth and income.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Small Cap Growth Portfolio (Class B)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
JPMorgan Global Active Allocation Portfolio (Class B)	Seeks capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.
Loomis Sayles Growth Portfolio (Class B)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
MetLife Multi-Index Targeted Risk Portfolio (Class B)	Seeks a balance between growth of capital and current income, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Overlay Portion: MetLife Investment Advisors, LLC
B-1

Investment Portfolio	Investment Objective	Investment Adviser/Subadviser
MFS ® Research International Portfolio (Class B)	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Morgan Stanley Discovery Portfolio (Class B)	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.
PanAgora Global Diversified Risk Portfolio (Class B)	Seeks total return.	Brighthouse Investment Advisers, LLC Subadviser: PanAgora Asset Management, Inc.
PIMCO Total Return Portfolio (Class B)	Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
Schroders Global Multi-Asset Portfolio (Class B)	Seeks capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadvisers: Schroder Investment Management North America Inc.; Schroder Investment Management North America Limited
SSGA Growth and Income ETF Portfolio (Class B)	Seeks growth of capital and income.	Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.
SSGA Growth ETF Portfolio (Class B)	Seeks growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.
T. Rowe Price Large Cap Value Portfolio (Class B)	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
T. Rowe Price Mid Cap Growth Portfolio (Class B)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Victory Sycamore Mid Cap Value Portfolio (Class B)	Seeks high total return by investing in equity securities of mid-sized companies.	Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.
Western Asset Management Government Income Portfolio (Class B)	Seeks a high level of current income, consistent with preservation of principal.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio (Class B)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Baillie Gifford Overseas Limited
BlackRock Bond Income Portfolio (Class B)	Seeks a competitive total return primarily from investing in fixed-income securities.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Capital Appreciation Portfolio (Class A)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond Portfolio (Class B)	Seeks a high level of current income consistent with prudent investment risk and preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
Brighthouse Asset Allocation 20 Portfolio (Class B)	Seeks a high level of current income, with growth of capital as a secondary objective.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 40 Portfolio (Class B)	Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 60 Portfolio (Class B)	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 80 Portfolio (Class B)	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)	Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Jennison Growth Portfolio (Class B)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC
Loomis Sayles Small Cap Growth Portfolio (Class B)	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
MetLife Stock Index Portfolio (Class B)	Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
B-2

Investment Portfolio	Investment Objective	Investment Adviser/Subadviser
Neuberger Berman Genesis Portfolio (Class B)	Seeks high total return, consisting principally of capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC
T. Rowe Price Large Cap Growth Portfolio (Class B)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
T. Rowe Price Small Cap Growth Portfolio (Class B)	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Western Asset Management Strategic Bond Opportunities Portfolio (Class B)	Seeks to maximize total return consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
Fidelity ® Variable Insurance Products (Service Class 2)
Equity-Income Portfolio	Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan
Franklin Templeton Variable Insurance Products Trust (Class 2)
Templeton Foreign VIP Fund	Seeks long-term capital growth.	Templeton Investment Counsel, LLC
PIMCO Variable Insurance Trust (Administrative Class)
PIMCO High Yield Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO
PIMCO Low Duration Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO
Putnam Variable Trust (Class IB)
Putnam VT Sustainable Leaders Fund	Seeks long-term capital appreciation.	Putnam Investment Management, LLC
B-3

This page intentionally left blank.

APPENDIX C
Three Month Market Entry Program and EDCA Examples
In order to show how the Three Month Market Entry Program and the EDCA programs work, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only and do not reflect charges under the contract.
Three Month Market Entry Program
The following example demonstrates how the Three Month Market Entry Program operates. This program operates in the same manner as the EDCA Program, except the duration is (3) months. The example assumes that a $12,000 Purchase Payment is allocated to the Three Month Market Entry Program at the beginning of the first month and the first transfer of $4,000 also occurs on that date. The $8,000 remaining after the Three Month Market Entry Program is credited with a 1% effective annual interest rate. The Three Month Market Entry Program transfer amount of $4,000 is determined by dividing the $12,000 allocation amount by 3 (the number of months in the Three Month Market Entry Program). Thereafter, a $4,000 transfer is made from the Three Month Market Entry Program at the beginning of each month. Once three transfers have occurred, a final transfer of interest will be made to the allocation selected.
EDCA Examples with Multiple Purchase Payments
For illustrative purposes in the following examples, the interest rate earned in an EDCA account will be the guaranteed minimum interest rate, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent Purchase Payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term. These examples do not reflect charges that may be deducted from the EDCA account.
6-Month EDCA
The following example demonstrates how the 6-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $12,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:
Account Value 1st Payment Bucket (month 2) =
Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount
At the beginning of the 4th month, a second Purchase Payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is also credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.

				Account Values
Beg of Month	Amount Allocated to EDCA	Actual EDCA Transfer	EDCA Account Value	1st Payment Bucket	2nd Payment Bucket
1	$12,000	$2,000	$10,000	$10,000
2		$2,000	$ 8,025	$ 8,025
3		$2,000	$ 6,044	$ 6,044
C-1

				Account Values
Beg of Month	Amount Allocated to EDCA	Actual EDCA Transfer	EDCA Account Value	1st Payment Bucket	2nd Payment Bucket
4*	$6,000	$3,000	$9,059	$3,059	$6,000
5		$3,000	$6,082	$ 67	$6,015
6		$3,000	$3,097	0	$3,097
7		$3,000	$ 104	0	$ 104
8		$ 105	0	0	0
* At the beginning of the 4th month, a $6,000 Purchase Payment is added to the EDCA account. This amount ($6,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $3,059 in the 1st Payment Bucket ($6,044 (1st Payment Bucket Account Value from the 3rd month) + $15 (3rd month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $3,059). The total EDCA Account Value at the beginning of the 4th month is $9,059 ($3,059 in the 1st Payment Bucket + $6,000 in the 2nd Payment Bucket = $9,059).
12-Month EDCA
The following example demonstrates how the 12-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $24,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:
Account Value 1st Payment Bucket (month 2) =
Account Value 1st Payment Bucket (month 1) x
(1+EDCA Rate)(1/12) - EDCA Transfer Amount
At the beginning of the 6th month, a second Purchase Payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is also credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.

				Account Values
Beg of Month	Amount Allocated to EDCA	Actual EDCA Transfer	EDCA Account Value	1st Payment Bucket	2nd Payment Bucket
1	$24,000	$2,000	$22,000	$22,000
2		$2,000	$20,054	$20,054
3		$2,000	$18,104	$18,104
4		$2,000	$16,148	$16,148
5		$2,000	$14,188	$14,188
6*	$12,000	$3,000	$23,223	$11,223	$12,000
7		$3,000	$20,280	$ 8,251	$12,030
8		$3,000	$17,330	$ 5,271	$12,059
9		$3,000	$14,373	$ 2,284	$12,089
C-2

				Account Values
Beg of Month	Amount Allocated to EDCA	Actual EDCA Transfer	EDCA Account Value	1st Payment Bucket	2nd Payment Bucket
10		$3,000	$11,409	0	$11,409
11		$3,000	$ 8,437	0	$ 8,437
12		$3,000	$ 5,458	0	$ 5,458
13		$3,000	$ 2,471	0	$ 2,471
14		$2,477	0	0	0
* At the beginning of the 6th month, a $12,000 Purchase Payment is added to the EDCA account. This amount ($12,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $11,223 in the 1st Payment Bucket ($14,188 (1st Payment Bucket Account Value from the 5th month) + $35 (5th month’s EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $11,223). The total EDCA Account Value at the beginning of the 6th month is $23,223 ($11,223 in the 1st Payment Bucket + $12,000 in the 2nd Payment Bucket = $23,223).
C-3

This page intentionally left blank.

APPENDIX D
Guaranteed Minimum Income Benefit Examples
The purpose of these examples is to illustrate the operation of the Guaranteed Minimum Income Benefit. (These examples are for the GMIB Plus II rider and use an annual increase rate of 6%.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. The examples do not reflect the deduction of fees and expenses, withdrawal charges or income taxes and tax penalities.
(1) Withdrawal Adjustments to Annual Increase Amount
         Dollar-for-dollar adjustment when withdrawal is less than or equal to 6% of the Annual Increase Amount from the prior contract anniversary
         Assume the initial Purchase Payment is $100,000 and the GMIB Plus II is selected. Assume that during the first Contract Year, $6,000 is withdrawn. Because the withdrawal is less than or equal to 6% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 6% per year, compounded annually, less $6,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $106,000 ($100,000 increased by 6% per year, compounded annually).
         Proportionate adjustment when withdrawal is greater than 6% of the Annual Increase Amount from the prior contract anniversary
         Assume the initial Purchase Payment is $100,000 and the GMIB Plus II is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $106,000 ($100,000 increased by 6% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 6% of the Annual Increase Amount from the prior contract anniversary, the
Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($106,000) multiplied by the percentage reduction in the Account Value attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 Account Value by 10%). Therefore, the new Annual Increase Amount is $95,400 ($106,000 x 10% = $10,600; $106,000 - $10,600 = $95,400). (If multiple withdrawals are made during a Contract Year — for example, two $5,000 withdrawals instead of one $10,000 withdrawal — and those withdrawals total more than 6% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that Contract Year and there will be no dollar-for-dollar withdrawal adjustment for the Contract Year.) Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $101,124 ($95,400 increased by 6% per year, compounded annually).
(2) The Annual Increase Amount
        Example
         Assume the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary prior to the Owner’s 91st birthday). At the tenth contract anniversary, when the Owner is age 65, the Annual Increase Amount is $179,085 ($100,000 increased by 6% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.
         Graphic Example: Determining a value upon which future income payments can be based
         Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the investment options you selected. Your Purchase Payments accumulate at the annual increase rate of 6%, until the contract anniversary prior to the contract Owner's 91st birthday. Your Purchase Payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your Purchase Payments accumulated at 6% a year adjusted for withdrawals and charges “the Annual Increase Amount”) is the value upon which future income payments can be based.

         Graphic Example: Determining your guaranteed lifetime income stream
         Assume that you decide to annuitize your contract and begin taking Annuity Payments after 20 years. In this example, your Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the Annual Increase Amount will be applied to the annuity pay-out rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime Annuity Payments. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.

         (In contrast to the GMIB Plus II rider, for the GMIB II rider, Purchase Payments accumulate at the annual increase rate of 5% until the contract anniversary on or immediately after the contract Owner's 85th birthday.)
(3) The Highest Anniversary Value (HAV)
        Example
          Assume, as in the example in section (2) above, the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.
         Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000). See section (4) below for an example of the exercise of the GMIB Plus II rider.
         Graphic Example: Determining a value upon which future income payments can be based
         Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.

Graphic Example: Determining your guaranteed lifetime income stream
         Assume that you decide to annuitize your contract and begin taking Annuity Payments after 20 years. In this example, the Highest Anniversary Value is higher than the Account Value. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime Annuity Payments. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.

(4) Putting It All Together
        Example
         Continuing the examples in sections (2) and (3) above, assume the Owner chooses to exercise the GMIB Plus II rider at the tenth contract anniversary and elects a life annuity with 10 years of Annuity Payments guaranteed. Because the Annual Increase Amount
($179,085) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($179,085) is used as the Income Base. The Income Base of $179,085 is applied to the GMIB Annuity Table. This yields Annuity Payments of $693 per month for life, with a minimum of 10 years guaranteed. (If the same Owner were instead age 70, the Income Base of $179,085 would yield monthly payments of $793; if the Owner were age 75, the Income Base of $179,085 would yield monthly payments of $919.)
         The above example does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on the income type you select, your age, and (where permitted by state law) your sex. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.
        Graphic Example
         Prior to annuitization, the two calculations (the Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the Income Bases and the Account Value will cease to exist. Also, the GMIB Plus II may only be exercised no later than the contract anniversary prior to the contract Owner's 91st birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary. (The GMIB II may only be exercised no later than the contract anniversary on or following the contract Owner's 85th birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.)

         With the Guaranteed Minimum Income Benefit, the Income Base is applied to special, conservative Guaranteed Minimum Income Benefit annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the Account Value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your Account Value would provide greater income than would the amount provided under the Guaranteed Minimum Income Benefit, you will have paid for the Guaranteed Minimum Income Benefit although it was never used.

(5)	The Guaranteed Principal Option — GMIB Plus II
         Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. Assume that the Account Value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.
         The effects of exercising the Guaranteed Principal Option are:
1)    A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the Account Value
30 days after the 10th contract anniversary bringing the Account Value back up to $100,000.
2)    The GMIB Plus II rider and rider fee terminates as of the date that the adjustment is made to the Account Value; the variable annuity contract continues.
3)    The GMIB Plus II allocation and transfer restrictions terminate as of the date that the adjustment is made to the Account Value.

         *Withdrawals reduce the original Purchase Payment (i.e. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.
(6) The Optional Step-Up: Automatic Annual Step-Up — GMIB Plus II
Assume your initial investment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $106,000 on the first anniversary ($100,000 increased by 6% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.
The effect of the Optional Step-Up is:
(1)  The Annual Increase Amount automatically resets from $106,000 to $110,000;
(2)  The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the first contract anniversary;
(3)  The GMIB Plus II rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus II rider at that time; and
(4)  The Guaranteed Principal Option can still be elected on the 10th contract anniversary.

The Annual Increase Amount increases to $116,600 on the second anniversary ($110,000 increased by 6% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.
The effect of the Optional Step-Up is:
(1)  The Annual Increase Amount automatically resets from $116,600 to $120,000;
(2)  The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the second contract anniversary;
(3)  The GMIB Plus II rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus II rider at that time; and
(4)  The Guaranteed Principal Option can still be elected on the 10th contract anniversary.
Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).
The effect of each Optional Step-Up is:
(1)  The Annual Increase Amount automatically resets to the higher Account Value;
(2)  The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the date of the Optional Step-Up;
(3)  The GMIB Plus II rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus II rider at that time; and
(4)  The Guaranteed Principal Option can still be elected on the 10th contract anniversary.
After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.
The Annual Increase Amount increases to $180,200 on the eighth anniversary ($170,000 increased by 6% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $180,200 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 6% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary prior to your 91st birthday. Also, please note:
(1)  The 10-year waiting period to annuitize the contract under the GMIB Plus II remains at the 17th contract anniversary (10 years from the date of the last Optional Step-Up);
(2)  The GMIB Plus II rider charge remains at its current level; and
(3)  The Guaranteed Principal Option can still be elected on the 10th contract anniversary.

This page intentionally left blank.

APPENDIX E
Guaranteed Withdrawal Benefit Examples
The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. (Examples A, B and C are for the Lifetime Withdrawal Guarantee I and Lifetime Withdrawal Guarantee II riders. Examples D through K are for Enhanced GWB and GWB I.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. The examples do not reflect the deduction of fees and expenses, withdrawal charges or income taxes and tax penalties. The Guaranteed Withdrawal Benefit does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee) and the Guaranteed Withdrawal Amount and the Benefit Base (under the Enhanced GWB and GWB I) cannot be taken as a lump sum.
A.    Lifetime Withdrawal Guarantee
1.    When Withdrawals Do Not Exceed the Annual Benefit Payment
Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).
Assume that $5,000 is withdrawn each year, beginning before the contract Owner attains age 59 1⁄2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the Account Value is reduced to zero.
If the first withdrawal is taken after age 59 1⁄2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the Owner’s lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Account Value are reduced to zero. (Under the Lifetime Withdrawal Guarantee II rider, if the contract Owner makes the first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)

2.    When Withdrawals Do Exceed the Annual Benefit Payment
a.     Lifetime Withdrawal Guarantee II — Proportionate Reduction
Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 × 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)
Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $80,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $80,000 – $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the withdrawal ($10,000) divided by the Account Value before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% × $87,500 = $4,375.
(Assume instead that you withdrew $10,000 during year two in two separate withdrawals of $5,000 on different days. Since the first withdrawal of $5,000 did not exceed the Annual Benefit Payment of $5,000, there would be no proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount at the time of that withdrawal. The second withdrawal of $5,000, however, results in cumulative withdrawals of $10,000 during year two and causes a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction would be equal to the entire amount of the second withdrawal ($5,000) divided by the Account Value before that withdrawal.)
b.     Lifetime Withdrawal Guarantee I — Reduction to Account Value
Assume that a contract with the Lifetime Withdrawal Guarantee I rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 × 5%).
Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $75,000 – $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 – $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting Account Value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the Account Value after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% × $65,000 = $3,250.
B.    Lifetime Withdrawal Guarantee — Compounding Income Amount
Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 × 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)

The Total Guaranteed Withdrawal Amount will increase by 7.25% of the Total Guaranteed Withdrawal Amount on each contract anniversary until the earlier of the second withdrawal or the 10th contract anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.
If the second withdrawal is taken in the first Contract Year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 × 5%).
If the second withdrawal is taken in the second Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $107,250 ($100,000 × 107.25%), and the Annual Benefit Payment would increase to $5,362 ($107,250 × 5%).
If the second withdrawal is taken in the third Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $115,025 ($107,250 × 107.25%), and the Annual Benefit Payment would increase to $5,751 ($115,025 × 5%).
If the second withdrawal is taken after the 10th Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $201,360 (the initial $100,000, increased by 7.25% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $10,068 ($201,360 × 5%).
(In contrast to the Lifetime Withdrawal Guarantee II rider, the Lifetime Withdrawal Guarantee I rider has a 5% Compounding Income Amount and the Total Guaranteed Withdrawal Amount is increased by 5% on each contract anniversary until the earlier of the date of the first withdrawal or the tenth contract anniversary.)

C.     Lifetime Withdrawal Guarantee — Automatic Annual Step-Ups and 7.25% Compounding Income Amount (No Withdrawals)
Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000 and the contract Owner was age 60 at the time the contract was issued. Assume that no withdrawals are taken.
At the first contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $107,250 ($100,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $107,250 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 × 5%).

At the second contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $117,975 ($110,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to $120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $117,975 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 × 5%).
Assuming that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 7.25%, compounded annually, from the second contract anniversary through the ninth contract anniversary, and at that point would be equal to $195,867. Assume that during these Contract Years the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Value at the ninth contract anniversary has increased to $200,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $195,867 to $200,000 and reset the Annual Benefit Payment to $10,000 ($200,000 × 5%).
At the 10th contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $214,500 ($200,000 increased by 7.25%, compounded annually). Assume the Account Value is less than $214,500. There is no Automatic Annual Step-Up since the Account Value is below the Total Guaranteed Withdrawal Amount; however, due to the 7.25% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $10,725 ($214,500 × 5%).
D.    Enhanced Guaranteed Withdrawal Benefit and GWB I — How Withdrawals Affect the Benefit Base
1.    An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 ($100,000 + 5% GWB Bonus Amount). Assume that the Account Value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 - $10,000 = $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $100,000 exceeds the Benefit Base of $95,000, no further reduction to the Benefit Base is made.
2.    An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000. Assume that the Account Value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the Account Value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, bringing the Benefit Base to $80,000.

E.    Enhanced Guaranteed Withdrawal Benefit and GWB I — How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment
An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%). If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent Purchase Payment of $10,000 were made the next day, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Annual Benefit Payment would be reset to the greater of a) $7,350 (the Annual Benefit Payment before the second Purchase Payment) and b) $5,635 (7% multiplied by the Benefit Base after the second Purchase Payment). In this case, the Annual Benefit Payment would remain at $7,350.
F.    Enhanced Guaranteed Withdrawal Benefit and GWB I — How Withdrawals Affect the Annual Benefit Payment
1.    An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the Account Value by an additional $1,000, the Account Value would be reduced to $100,000 - $9,000 - $1,000 = $90,000. Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.
2.    An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the Account Value had increased to $150,000, the Account Value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.
G.    Enhanced Guaranteed Withdrawal Benefit and GWB I — How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount
An initial Purchase Payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a subsequent Purchase Payment of $10,000 was made, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Guaranteed Withdrawal Amount would be reset to the greater of a) $105,000 (the Guaranteed Withdrawal Amount before the second Purchase Payment) and b) $80,500 (the Benefit Base after the second Purchase Payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000.

H.    Enhanced Guaranteed Withdrawal Benefit and GWB I — Putting It All Together
1.    When Withdrawals Do Not Exceed the Annual Benefit Payment
An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year and assume that the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $7,350 at this time, your Account Value would be reduced to $50,000 - $7,350 = $42,650. Your Benefit Base would be reduced to $82,950 - $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $105,000 and the Annual Benefit Payment would remain at $7,350.

2.    When Withdrawals Do Exceed the Annual Benefit Payment
An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year. Assume the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 - $10,000 = $72,950. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350 and the resulting Benefit Base would be greater than the resulting Account Value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the Account Value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% x $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.

I.    Enhanced GWB — How the Optional Reset Works (may be elected prior to age 86)
Assume that a contract had an initial Purchase Payment of $100,000 and the fee is 0.55%. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350 (assuming you began withdrawing in your first year).
The Account Value on the third contract anniversary grew due to market performance to $148,350. Assume the fee remains at 0.55%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.55%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $148,350, and the Annual Benefit Payment would become 7% x $148,350 = $10,385.
The Account Value on the sixth contract anniversary grew due to market performance to $179,859. Assume the fee has been increased to 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would increase to 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 7% x $179,859 = $12,590.

The Account Value on the ninth contract anniversary grew due to market performance to $282,582. Assume the fee is still 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 7% x $282,582 = $19,781.
The period of time over which the Annual Benefit Payment may be taken would be lengthened.

J.    Enhanced GWB — How a one-time Optional Reset May Increase the Benefit Base While Decreasing the Guaranteed Withdrawal Amount and Annual Benefit Payment
Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.
Assume that the Benefit Base is reduced to $70,000 due to 5 years of withdrawing $7,000 each year, but also assume that, due to positive market performance, the Account Value at the end of 5 years is $80,000. If a one-time Optional Reset is elected, the Benefit Base would be reset from $70,000 to $80,000, the Guaranteed Withdrawal Amount would be reduced from $105,000 to $80,000, and the Annual Benefit Payment would be reduced from $7,350 to $5,600 ($80,000 x 7%). (If you elect Automatic Annual Resets, a reset will not occur if the Account Value is lower than the Guaranteed Withdrawal Amount.)
Under these circumstances, the one-time Optional Reset increases the Benefit Base (the remaining amount of money you are guaranteed to receive) by $10,000, but also reduces the Annual Benefit Payment, thereby lengthening the period of time over which you will receive the money. This Optional Reset also reduces the Guaranteed Withdrawal Amount, against which the GWB rider charge is calculated. If the GWB rider charge fee rate does not increase in connection with the Optional Reset, the reduced Guaranteed Withdrawal Amount will result in a reduction in the amount of the annual GWB rider charge.

K.    Enhanced GWB and GWB I — Annual Benefit Payment Continuing When Account Value Reaches Zero
Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%).
Assume that the Benefit Base was reduced to $31,500 due to 10 years of withdrawing $7,350 each year and assume that the Account Value was further reduced to $0 at year 11 due to poor market performance. We would commence making payments to you (equal, on an annual basis, to the Annual Benefit Payment) until the Benefit Base is exhausted.
In this situation (assuming monthly payments), there would be 51 payments of $612.50 and a final payment of $262.50, which, in sum, would deplete the $31,500 Benefit Base. The total amount withdrawn over the life of the contract would then be $105,000.

This page intentionally left blank.

APPENDIX F
Death Benefit Examples
The purpose of these examples is to illustrate the operation of the Principal Protection death benefit, the Annual Step-Up death benefit, the Compounded-Plus death benefit, and the Enhanced Death Benefit I. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Portfolios chosen. The examples do not reflect the deduction of fees and expenses, withdrawal charges or income taxes and tax penalties.
Principal Protection Death Benefit
The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.
		Date	Amount
A	Initial Purchase Payment	9/1/2021	$100,000
B	Account Value	9/1/2022 (First Contract Anniversary)	$104,000
C	Death Benefit	As of 9/1/2022	$104,000 (= greater of A and B)
D	Account Value	9/1/2023 (Second Contract Anniversary)	$90,000
E	Death Benefit	9/1/2023	$100,000 (= greater of A and D)
F	Withdrawal	9/2/2023	$9,000
G	Percentage Reduction in Account Value	9/2/2023	10% (= F/D)
H	Account Value after Withdrawal	9/2/2023	$81,000 (= D-F)
I	Purchase Payments Reduced for Withdrawal	As of 9/2/2023	$90,000 (= A-(A × G))
J	Death Benefit	9/2/2023	$90,000 (= greater of H and I)
Notes to Example
Purchaser is age 60 at issue.
The Account Values on 9/1/2023 and 9/2/2023 are assumed to be equal prior to the withdrawal.
F-1

Annual Step-Up Death Benefit
The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.
		Date	Amount
A	Initial Purchase Payment	9/1/2021	$100,000
B	Account Value	9/1/2022 (First Contract Anniversary)	$104,000
C	Death Benefit (Highest Anniversary Value)	As of 9/1/2022	$104,000 (= greater of A and B)
D	Account Value	9/1/2023 (Second Contract Anniversary)	$90,000
E	Death Benefit (Highest Contract Year Anniversary)	9/1/2023	$104,000 (= greater of B and D)
F	Withdrawal	9/2/2023	$9,000
G	Percentage Reduction in Account Value	9/2/2023	10% (= F/D)
H	Account Value after Withdrawal	9/2/2023	$81,000 (= D-F)
I	Highest Anniversary Value Reduced for Withdrawal	As of 9/2/2023	$93,600 (= E-(E × G))
J	Death Benefit	9/2/2023	$93,600 (= greater of H and I)
Notes to Example
Purchaser is age 60 at issue.
The Account Values on 9/1/2023 and 9/2/2023 are assumed to be equal prior to the withdrawal.
F-2

Compounded-Plus Death Benefit
The purpose of this example is to show how partial withdrawals reduce the Compounded-Plus death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.
		Date	Amount
A	Initial Purchase Payment	9/1/2021	$100,000
B	Account Value	9/1/2021 (First Contract Anniversary)	$104,000
C1	Account Value (Highest Anniversary Value)	9/1/2022	$104,000 (= greater of A and B)
C2	5% Annual Increase Amount	9/1/2022	$105,000 (= A × 1.05)
C3	Death Benefit	As of 9/1/2022	$105,000 (= greater of C1 and C2)
D	Account Value	9/1/2023 (Second Contract Anniversary)	$90,000
E1	Highest Anniversary Value	9/1/2023	$104,000 (= greater of C1 and D)
E2	5% Annual Increase Amount	As of 9/1/2023	$110,250 (= A × 1.05 × 1.05)
E3	Death Benefit	9/1/2023	$110,250 (= greater of E1 and E2)
F	Withdrawal	9/2/2023	$9,000
G	Percentage Reduction in Account Value	9/2/2023	10% (= F/D)
H	Account Value after Withdrawal	9/2/2023	$81,000 (= D-F)
I1	Highest Anniversary Value Reduced for Withdrawal	As of 9/2/2023	$93,600 (= E1-(E1 × G))
I2	5% Annual Increase Amount Reduced for Withdrawal	As of 9/2/2023	$99,238 (= E2-(E2 × G). Note: E2 includes additional day of interest at 5%)
I3	Death Benefit	9/2/2023	$99,238 (= greatest of H, I1 and I2)
Notes to Example
Purchaser is age 60 at issue.
The Account Values on 9/1/2023 and 9/2/2023 are assumed to be equal prior to the withdrawal.
F-3

Enhanced Death Benefit I
The purpose of these examples is to illustrate the operation of the Death Benefit Base under the Enhanced Death Benefit I rider.
(1) Withdrawal Adjustments to Annual Increase Amount
         Dollar-for-dollar adjustment when withdrawal is less than or equal to 6% of the Annual Increase Amount from the prior contract anniversary
         Assume the initial Purchase Payment is $100,000 and the Enhanced Death Benefit I is selected. Assume that during the first Contract Year, $6,000 is withdrawn. Because the withdrawal is less than or equal to 6% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 6% per year, compounded annually, less $6,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $106,000 ($100,000 increased by 6% per year, compounded annually).
         Proportionate adjustment when withdrawal is greater than 6% of the Annual Increase Amount from the prior contract anniversary
         Assume the initial Purchase Payment is $100,000 and the Enhanced Death Benefit I is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $106,000 ($100,000 increased by 6% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 6% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($106,000) multiplied by the percentage reduction in the Account Value attributed to that withdrawal (10%). Therefore, the new Annual Increase Amount is $95,400 ($106,000 x 10% = $10,600; $106,000 - $10,600 = $95,400). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $101,124 ($95,400 increased by 6% per year, compounded annually).
(2) The Annual Increase Amount
        Example
         Assume the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit I rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary on or following the contract Owner's 90th birthday). At the tenth contract anniversary, when the contract Owner is age 65, the Annual Increase Amount is $179,085 ($100,000 increased by 6% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.
        Determining a death benefit based on the Annual Increase Amount
         Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the subaccounts you selected. The Annual Increase Amount, however, accumulates an amount equal to your Purchase Payments at the Annual Increase Rate of 6% per year, until the contract anniversary on or following the contract Owner's 90th birthday. The Annual Increase Amount is also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The Annual Increase Amount is the value upon which a future death benefit amount can be based (if it is greater than the Highest Anniversary Value and Account Value on the date the death benefit amount is determined).
F-4

(3) The Highest Anniversary Value (HAV)
        Example
          Assume, as in the example in section (2) above, the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit I rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.
         Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000).
        Determining a death benefit based on the Highest Anniversary Value
         Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value is the value upon which a future death benefit amount can be based (if it is greater than the Annual Increase Amount and Account Value on the date the death benefit amount is determined).
(4) Putting It All Together
        Example
         Continuing the examples in sections (2) and (3) above, assume the contract Owner dies after the tenth contract anniversary but prior to the eleventh contract anniversary, and on the date the death benefit amount is determined, the Account Value is $150,000 due to poor market performance. Because the Annual Increase Amount ($179,085) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($179,085) is used as the Death Benefit Base. Because the Death Benefit Base ($179,085) is greater than the Account Value ($150,000), the Death Benefit Base will be the death benefit amount.
         The above example does not take into account the impact of premium and other taxes. The Death Benefit Base is not available for cash withdrawals and is only used for purposes of calculating the death benefit amount and the charge for the benefit.
(5) The Optional Step-Up
Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $106,000 on the first anniversary ($100,000 increased by 6% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elect an Optional Step-Up.
The effect of the Optional Step-Up election is:
(1)  The Annual Increase Amount resets from $106,000 to $110,000; and
(2)  The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.
The Annual Increase Amount increases to $116,600 on the second anniversary ($110,000 increased by 6% per year, compounded annually). Assume your Account Value at the second contract anniversary is $112,000 due to poor market performance. You may NOT elect an Optional Step-Up at this time, because the Account Value is less than the Annual Increase Amount
F-5

(6) The Optional Step-Up: Automatic Annual Step-Up
Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $106,000 on the first anniversary ($100,000 increased by 6% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.
The effect of the Optional Step-Up is:
(1)  The Annual Increase Amount automatically resets from $106,000 to $110,000; and
(2)  The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.
The Annual Increase Amount increases to $116,600 on the second anniversary ($110,000 increased by 6% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.
The effect of the Optional Step-Up is:
(1)  The Annual Increase Amount automatically resets from $116,600 to $120,000; and
(2)  The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.
Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).
The effect of the Optional Step-Up is:
(1)  The Annual Increase Amount automatically resets to the higher Account Value; and
(2)  The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.
After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up. The Annual Increase Amount increases to $180,200 on the eighth anniversary ($170,000 increased by 6% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $180,200 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 6% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary on or after your 90th birthday. Also, please note the Enhanced Death Benefit I rider charge remains at its current level.
F-6

The Variable Annuity Contract
issued by
Brighthouse Life Insurance Company
and
Brighthouse Variable Annuity Account C
Class B
April 30, 2021
This prospectus describes the flexible premium deferred variable annuity contract offered by Brighthouse Life Insurance Company (BLIC, the Company, or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans. Currently the contract is not available for new sales.
The annuity contract has 50 investment choices — a Fixed Account that offers an interest rate guaranteed by us, and 49 Investment Portfolios listed below.

American Funds Insurance Series® (Class 2)
American Funds Global Growth Fund
American Funds Global Small Capitalization Fund
American Funds Growth Fund
Brighthouse Funds Trust I (Class B)
AB Global Dynamic Allocation Portfolio
AQR Global Risk Balanced Portfolio
BlackRock Global Tactical Strategies Portfolio
BlackRock High Yield Portfolio
Brighthouse Asset Allocation 100 Portfolio
Brighthouse Balanced Plus Portfolio
Brighthouse/Aberdeen Emerging Markets Equity Portfolio
Brighthouse/Franklin Low Duration Total Return Portfolio
Brighthouse/Templeton International Bond Portfolio#
Brighthouse/Wellington Large Cap Research Portfolio
Clarion Global Real Estate Portfolio
Invesco Balanced-Risk Allocation Portfolio
Invesco Comstock Portfolio
Invesco Global Equity Portfolio
JPMorgan Global Active Allocation Portfolio
JPMorgan Small Cap Value Portfolio
Loomis Sayles Growth Portfolio
MetLife Multi-Index Targeted Risk Portfolio
MFS® Research International Portfolio
Morgan Stanley Discovery Portfolio
PanAgora Global Diversified Risk Portfolio
PIMCO Inflation Protected Bond Portfolio
PIMCO Total Return Portfolio
Schroders Global Multi-Asset Portfolio
SSGA Growth and Income ETF Portfolio
SSGA Growth ETF Portfolio
T. Rowe Price Large Cap Value Portfolio
Victory Sycamore Mid Cap Value Portfolio
Western Asset Management Government Income Portfolio
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio (Class B)
BlackRock Capital Appreciation Portfolio (Class A)
BlackRock Ultra-Short Term Bond Portfolio (Class B)
Brighthouse Asset Allocation 20 Portfolio (Class B)
Brighthouse Asset Allocation 40 Portfolio (Class B)
Brighthouse Asset Allocation 60 Portfolio (Class B)
Brighthouse Asset Allocation 80 Portfolio (Class B)
Brighthouse/Dimensional International Small Company Portfolio (Class B)
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class E)
Jennison Growth Portfolio (Class B)
Loomis Sayles Small Cap Growth Portfolio (Class B)
MetLife Aggregate Bond Index Portfolio (Class G)
MFS® Total Return Portfolio (Class B)
MFS® Value Portfolio (Class B)
Neuberger Berman Genesis Portfolio (Class B)
VanEck Global Natural Resources Portfolio (Class B)#
Western Asset Management Strategic Bond Opportunities Portfolio (Class B)
# This portfolio is only available for investment if certain optional riders are elected. (See “Purchase — Investment Allocation and Other Purchase Payment Restrictions for LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, and EDB II.”)
Please read this prospectus before investing and keep it on file for future reference. It contains important information about the BLIC Variable Annuity Contract.
To learn more about the BLIC Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated April 30, 2021. The SAI has been filed with the Securities and Exchange Commission (SEC)
1

and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 93 of this prospectus. For a free copy of the SAI, call us at (888) 243-1932, visit our website at www.brighthousefinancial.com, or write to us at: P.O. Box 305075, Nashville, TN 37230-5075.
The contracts:
•	are not bank deposits
•	are not FDIC insured
•	are not insured by any federal government agency
•	are not guaranteed by any bank or credit union
•	may be subject to loss of principal
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
April 30, 2021
2

TABLE OF CONTENTS	Page	Page

3

4

INDEX OF SPECIAL TERMS
Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.
Page
Account Value.................................................................23
Accumulation Phase........................................................16
Accumulation Unit..........................................................22
Annual Benefit Payment......................................57 and 63
Annuitant........................................................................92
Annuity Date..................................................................38
Annuity Options.............................................................39
Annuity Payments...........................................................38
Annuity Service Center......................................................8
Annuity Units..................................................................39
Beneficiary......................................................................91
Benefit Base.....................................................................63
Business Day...................................................................18
Contract Year.................................................................17
Death Benefit Base..........................................................68
Fixed Account.................................................................16
Free Look........................................................................22
Good Order....................................................................90
Guaranteed Withdrawal Amount....................................64
GWB Withdrawal Rate...................................................63
Income Base......................................45 and Appendix D-1
Income Phase..................................................................16
Investment Portfolios......................................................24
Joint Owners...................................................................91
Owner.............................................................................91
Purchase Payment...........................................................17
Remaining Guaranteed Withdrawal Amount..................55
Separate Account............................................................87
Total Guaranteed Withdrawal Amount...........................55
5

This page intentionally left blank.

HIGHLIGHTS
The variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company, where you agree to make at least one Purchase Payment to us and we agree to make a series of Annuity Payments at a later date. The contract has a maximum issue age and you should consult with your financial representative. The contract provides a means for investing on a tax-deferred basis in our Fixed Account and the Investment Portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose optional death benefits and fixed and variable income options. You can also select a guaranteed minimum income benefit (GMIB) or guaranteed withdrawal benefit (GWB) rider. We are obligated to pay all money we owe under the contracts, including death benefits, income payments, and any guaranteed amounts due under a GMIB or GWB. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See “Other Information — The Separate Account.”)
The contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the Accumulation Phase, we may assess a withdrawal charge of up to 7%. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.
The Income Phase occurs when you or a designated payee begin receiving regular Annuity Payments from your contract. You and the Annuitant (the person on whose life we base Annuity Payments) do not have to be the same, unless you purchase a tax qualified contract or you previously elected an LIS rider or the Guaranteed Minimum Income Benefit (GMIB) rider (see “Living Benefits — Guaranteed Income Benefits”).
You can have Annuity Payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. If you choose fixed Annuity Payments, the amount of each payment will not change during the Income Phase. There is no death benefit during the Income Phase, however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (or Beneficiaries) (see “Annuity Payments (The Income Phase)” for more information).
Tax Deferral and Qualified Plans. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See “Federal Income Tax Status.”)
State Variations. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, Free Look rights, age issuance limitations, transfer rights and limitations, the right to reject Purchase Payments, the right to assess transfer fees, requirements for unisex annuity rates, the general availability of certain riders, and the availability of certain features of riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.
Free Look. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. Unless otherwise required by state law, you will receive whatever your contract is worth on the day that we receive your cancellation request and we will not deduct a withdrawal charge. The amount you receive may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account, if applicable). You bear the risk of any decline in Account Value. We do not refund any charges or deductions
7

assessed during the Free Look period. We will return your Purchase Payment if required by law.
Tax Penalty. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a Non-Qualified Contract during the Accumulation Phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1⁄2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the Income Phase are considered partly a return of your original investment until your investment is returned.
Non-Natural Persons as Owners. If the Owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The Owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The Owner of this contract can also be a Beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two Owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the Owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.
Non-Natural Persons as Beneficiaries. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the contract will generally eliminate the Beneficiary's ability to stretch the contract or a spousal Beneficiary's ability to continue the contract and the living and/or death benefits.
Inquiries. If you need more information, please contact our Annuity Service Center at:
Brighthouse Life Insurance Company
Annuity Service Center
P.O. Box 305075
Nashville, TN 37230-5075
(888) 243-1932
Electronic Delivery. As an Owner you may elect to receive electronic delivery of current prospectuses related to this contract, as well as other contract related documents.
Contact us at www.brighthousefinancial.com for more information and to enroll.
8

FEE TABLES AND EXAMPLES
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer Account Value between investment options. State premium taxes of 0% to 3.5% may also be deducted.

Owner Transaction Expenses Table
Withdrawal Charge (Note 1) (as a percentage of Purchase Payments)	7%

Transfer Fee (Note 2)	$25 $0 (First 12 per year)

Note 1. If an amount withdrawn is determined to include the withdrawal of prior Purchase Payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See “Expenses — Withdrawal Charge.”)
Number of Complete Years from Receipt of Purchase Payment	Withdrawal Charge (% of Purchase Payment)
0	7
1	6
2	6
3	5
4	4
5	3
6	2
7 and thereafter	0

Note 2. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. We currently are waiving the transfer fee, but reserve the right to charge the fee in the future.
9

The next tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including Investment Portfolio fees and expenses.

Account Fee (Note 1)	$30
Separate Account Annual Expenses (Note 2)
(referred to as Separate Account Product Charges)
(as a percentage of average Account Value in the Separate Account)
Mortality and Expense Charge (Note 3)	1.05%
Administration Charge	0.25%
Total Separate Account Annual Expenses	1.30%

Death Benefit Rider Charges (Optional) (Note 4) (as a percentage of average Account Value in the Separate Account)
Optional Death Benefit — Annual Step-Up	0.20%
Optional Death Benefit — Compounded-Plus	0.35%
Additional Death Benefit — Earnings Preservation Benefit	0.25%

Total Separate Account Annual Expenses Including Highest Charges for Optional Death Benefits (Note 5)	1.90%

Note 1. An account fee of $30 is charged every Contract Year on the contract anniversary if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. (See “Expenses.”)
Note 2. Certain charges and expenses for contracts issued before May 1, 2004, are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See “Expenses.”)
Note 3. We are waiving the following amounts of the Mortality and Expense Charge: the amount, if any, equal to the underlying fund expenses that are in excess of 0.91% for the subaccount investing in the BlackRock Capital Appreciation Portfolio (Class A); the amount, if any, equal to the underlying fund expenses that are in excess of 0.87% for the subaccount investing in the Invesco Global Equity Portfolio (Class B); and the amount, if any, equal to the underlying fund expenses that are in excess of 0.83% for the subaccount investing in the T. Rowe Price Large Cap Value Portfolio (Class B).
Note 4. See below for an additional optional death benefit rider (Enhanced Death Benefit II), for which the charge is assessed on the Death Benefit Base and deducted annually from the Account Value.
Note 5. This charge is determined by adding the Mortality and Expense Charge, the Administration Charge, the Optional Death Benefit — Compounded-Plus Charge, and the Additional Death Benefit — Earnings Preservation Benefit Charge.
10

Additional Optional Rider Charges (Note 1)
Lifetime Income Solution (LIS) Rider Charges
(as a percentage of the Income Base (Note 2))

LIS Plus II and LIS Plus I — maximum charge	1.50%
LIS Plus II and LIS Plus I — current charge	1.00%

LIS	0.50%

Lifetime Withdrawal Guarantee Rider Charges
(as a percentage of the Total Guaranteed Withdrawal Amount (Note 3))

Lifetime Withdrawal Guarantee II
Single Life version — maximum charge	1.25%
Single Life version — current charge	0.65%
Joint Life version — maximum charge	1.50%
Joint Life version — current charge	0.85%

Lifetime Withdrawal Guarantee I
Single Life version — maximum charge	0.95%
Single Life version — current charge	0.50%
Joint Life version — maximum charge	1.40%
Joint Life version — current charge	0.70%

Guaranteed Withdrawal Benefit I Rider Charge
(as a percentage of the Guaranteed Withdrawal Amount (Note 4))	0.25%

Note 1. You may only elect one living benefit rider at a time. Certain rider charges for contracts issued before February 24, 2009 are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See “Expenses.”)
Note 2. On the issue date, the Income Base is equal to your initial Purchase Payment. The Income Base is adjusted for subsequent Purchase Payments and withdrawals. See “Living Benefits — Guaranteed Income Benefits” for a definition of the term Income Base. The LIS Plus II and LIS Plus I rider charges may increase upon an Optional Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up. (See “Expenses.”)
Note 3. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See “Living Benefits — Guaranteed Withdrawal Benefits” for a definition of the term Total Guaranteed Withdrawal Amount. The Lifetime Withdrawal Guarantee rider charges may increase upon an Automatic Annual Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Automatic Annual Step-Up. (See “Expenses.”)
Note 4. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See “Living Benefits — Guaranteed Withdrawal Benefits” for a definition of the term Guaranteed Withdrawal Amount.
11

Enhanced Death Benefit II Rider Charges
(as a percentage of the Death Benefit Base (Note 5))

Enhanced Death Benefit II — maximum charge	1.50%
Enhanced Death Benefit II (issue age 69 or younger) — current charge	0.60%
Enhanced Death Benefit II (issue age 70-75) — current charge	1.15%

Note 5. The Death Benefit Base is initially set at an amount equal to your initial Purchase Payment. The Death Benefit Base is adjusted for subsequent Purchase Payments and withdrawals. For a definition of the term Death Benefit Base, see “Death Benefit — Optional Death Benefit — Enhanced Death Benefit II.” The Enhanced Death Benefit II rider charge may increase upon an Optional Step-Up, but it will not exceed the maximum charge listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up. (See “Expenses.”)
12

The next table shows the minimum and maximum total operating expenses charged by the Investment Portfolios that you may pay periodically during the time that you own the contract. Certain Investment Portfolios may impose a redemption fee in the future. More detail concerning each Investment Portfolio's fees and expenses is contained in the prospectuses for the Investment Portfolios and in the following tables. For information concerning compensation paid for the sale of the contracts, see “Other Information — Distributor.”
Minimum and Maximum Total Annual Investment Portfolio Operating Expenses
	Minimum	Maximum
Total Annual Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.58%	1.29%
Investment Portfolio Fees and Expenses as of December 31, 2020
(as a percentage of average daily net assets)
The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.
Investment Portfolio	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
American Funds Insurance Series®
American Funds Global Growth Fund	0.51%	0.25%	0.05%	—	0.81%	—	0.81%
American Funds Global Small Capitalization Fund	0.69%	0.25%	0.05%	—	0.99%	—	0.99%
American Funds Growth Fund	0.32%	0.25%	0.04%	—	0.61%	—	0.61%
Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio	0.61%	0.25%	0.04%	0.01%	0.91%	0.02%	0.89%
AQR Global Risk Balanced Portfolio	0.62%	0.25%	0.03%	0.05%	0.95%	0.01%	0.94%
BlackRock Global Tactical Strategies Portfolio	0.66%	0.25%	0.02%	0.08%	1.01%	0.06%	0.95%
BlackRock High Yield Portfolio	0.60%	0.25%	0.08%	—	0.93%	0.02%	0.91%
Brighthouse Asset Allocation 100 Portfolio	0.07%	0.25%	0.02%	0.65%	0.99%	—	0.99%
Brighthouse Balanced Plus Portfolio	0.24%	0.25%	0.01%	0.42%	0.92%	0.01%	0.91%
Brighthouse/Aberdeen Emerging Markets Equity Portfolio	0.95%	0.25%	0.09%	—	1.29%	0.10%	1.19%
Brighthouse/Franklin Low Duration Total Return Portfolio	0.50%	0.25%	0.06%	0.01%	0.82%	0.09%	0.73%
Brighthouse/Templeton International Bond Portfolio	0.60%	0.25%	0.08%	—	0.93%	—	0.93%
Brighthouse/Wellington Large Cap Research Portfolio	0.56%	0.25%	0.03%	—	0.84%	0.04%	0.80%
Clarion Global Real Estate Portfolio	0.63%	0.25%	0.05%	—	0.93%	0.04%	0.89%
Invesco Balanced-Risk Allocation Portfolio	0.64%	0.25%	0.04%	0.02%	0.95%	0.02%	0.93%
Invesco Comstock Portfolio	0.57%	0.25%	0.03%	—	0.85%	0.01%	0.84%
Invesco Global Equity Portfolio	0.66%	0.25%	0.04%	—	0.95%	0.13%	0.82%
JPMorgan Global Active Allocation Portfolio	0.72%	0.25%	0.06%	—	1.03%	0.06%	0.97%
JPMorgan Small Cap Value Portfolio	0.78%	0.25%	0.07%	—	1.10%	0.10%	1.00%
13

Investment Portfolio	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
Loomis Sayles Growth Portfolio	0.57%	0.25%	0.02%	—	0.84%	0.02%	0.82%
MetLife Multi-Index Targeted Risk Portfolio	0.17%	0.25%	0.01%	0.22%	0.65%	—	0.65%
MFS ® Research International Portfolio	0.70%	0.25%	0.05%	—	1.00%	0.11%	0.89%
Morgan Stanley Discovery Portfolio	0.64%	0.25%	0.02%	—	0.91%	0.03%	0.88%
PanAgora Global Diversified Risk Portfolio	0.65%	0.25%	0.20%	0.03%	1.13%	—	1.13%
PIMCO Inflation Protected Bond Portfolio	0.48%	0.25%	0.30%	—	1.03%	—	1.03%
PIMCO Total Return Portfolio	0.48%	0.25%	0.11%	—	0.84%	0.03%	0.81%
Schroders Global Multi-Asset Portfolio	0.63%	0.25%	0.06%	—	0.94%	0.01%	0.93%
SSGA Growth and Income ETF Portfolio	0.31%	0.25%	0.01%	0.19%	0.76%	—	0.76%
SSGA Growth ETF Portfolio	0.32%	0.25%	0.03%	0.20%	0.80%	—	0.80%
T. Rowe Price Large Cap Value Portfolio	0.57%	0.25%	0.02%	—	0.84%	0.06%	0.78%
Victory Sycamore Mid Cap Value Portfolio	0.65%	0.25%	0.05%	—	0.95%	0.10%	0.85%
Western Asset Management Government Income Portfolio	0.43%	0.25%	0.04%	—	0.72%	0.03%	0.69%
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio	0.34%	0.25%	0.05%	—	0.64%	—	0.64%
BlackRock Capital Appreciation Portfolio	0.69%	—	0.03%	—	0.72%	0.09%	0.63%
BlackRock Ultra-Short Term Bond Portfolio	0.35%	0.25%	0.04%	—	0.64%	0.03%	0.61%
Brighthouse Asset Allocation 20 Portfolio	0.10%	0.25%	0.03%	0.54%	0.92%	0.03%	0.89%
Brighthouse Asset Allocation 40 Portfolio	0.06%	0.25%	—	0.57%	0.88%	—	0.88%
Brighthouse Asset Allocation 60 Portfolio	0.05%	0.25%	—	0.60%	0.90%	—	0.90%
Brighthouse Asset Allocation 80 Portfolio	0.05%	0.25%	0.01%	0.63%	0.94%	—	0.94%
Brighthouse/Dimensional International Small Company Portfolio	0.81%	0.25%	0.13%	—	1.19%	0.11%	1.08%
Brighthouse/Wellington Core Equity Opportunities Portfolio	0.71%	0.15%	0.02%	—	0.88%	0.12%	0.76%
Jennison Growth Portfolio	0.60%	0.25%	0.02%	—	0.87%	0.08%	0.79%
Loomis Sayles Small Cap Growth Portfolio	0.90%	0.25%	0.07%	—	1.22%	0.09%	1.13%
MetLife Aggregate Bond Index Portfolio	0.25%	0.30%	0.03%	—	0.58%	0.01%	0.57%
MFS ® Total Return Portfolio	0.57%	0.25%	0.07%	—	0.89%	0.03%	0.86%
MFS ® Value Portfolio	0.62%	0.25%	0.02%	—	0.89%	0.06%	0.83%
Neuberger Berman Genesis Portfolio	0.82%	0.25%	0.04%	—	1.11%	0.01%	1.10%
VanEck Global Natural Resources Portfolio	0.78%	0.25%	0.03%	0.01%	1.07%	0.06%	1.01%
Western Asset Management Strategic Bond Opportunities Portfolio	0.57%	0.25%	0.03%	—	0.85%	0.05%	0.80%
The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2022. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios’ prospectuses for additional information regarding these arrangements.
Certain Investment Portfolios that have “Acquired Fund Fees and Expenses” are “funds of funds.” A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.
14

Examples
These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Owner Transaction Expenses, the Account Fee, Separate Account Annual Expenses, and Investment Portfolio Fees and Expenses.
The Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume: (a) maximum and (b) minimum fees and expenses of any of the Investment Portfolios (before any waiver and/or reimbursement). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Chart 1. Chart 1 assumes you select the Compounded-Plus Death Benefit rider, the Additional Death Benefit — Earnings Preservation Benefit, and the Lifetime Income Solution Plus II rider (assuming the maximum 1.50% charge applies in all Contract Years), which is the most expensive way to purchase the contract.
(1) If you surrender your contract at the end of the applicable time period:
Time Periods
	1 year	3 years	5 years	10 years
maximum	$1,199	$2,001	$2,818	$5,112
minimum	$1,128	$1,793	$2,480	$4,486
(2) If you do not surrender your contract or if you annuitize at the end of the applicable time period:
Time Periods
	1 year	3 years	5 years	10 years
maximum	$499	$1,461	$2,458	$5,112
minimum	$428	$1,253	$2,120	$4,486
Chart 2. Chart 2 assumes that you do not select the optional death benefit riders, a Lifetime Income Solution rider, or a Guaranteed Withdrawal Benefit rider, which is the least expensive way to purchase the contract.
(1) If you surrender your contract at the end of the applicable time period:
Time Periods
	1 year	3 years	5 years	10 years
maximum	$989	$1,364	$1,746	$2,912
minimum	$918	$1,151	$1,388	$2,192
(2) If you do not surrender your contract or if you annuitize at the end of the applicable time period:
Time Periods
	1 year	3 years	5 years	10 years
maximum	$289	$824	$1,386	$2,912
minimum	$218	$611	$1,028	$2,192
The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the Accumulation Unit value history appears in Appendix A of this prospectus as well as in the SAI.
15

THE ANNUITY CONTRACT
This prospectus describes the variable annuity contract offered by us.
The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on a designated date that you select. Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Phase. If you die during the Accumulation Phase, your Beneficiary (or Beneficiaries) will receive the death benefit under your contract (see “Death Benefit” for more information). Once you begin receiving Annuity Payments, your contract switches to the Income Phase. There is no death benefit during the Income Phase; however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary(ies) (see “Annuity Payments (The Income Phase)” for more information).
The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See “Federal Income Tax Status.”)
The contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Income Phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see “Living Benefits”).
In most states, the contract also contains a Fixed Account option (contact your financial representative regarding your state). The Fixed Account is part of our general account and offers an interest rate that is guaranteed by us. The minimum interest rate depends on the date your contract is issued but will not be less than 1%. Your financial representative can tell you the current and minimum interest rates that apply. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940. If you select the Fixed Account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the total interest credited to your contract. The Fixed Account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed Annuity Payment option during the Income Phase, payments are made from our general account assets. All guarantees as to Purchase Payments or Account Value allocated to the Fixed Account, interest credited to the Fixed Account, and fixed Annuity Payments are subject to our financial strength and claims-paying ability.
The amount of the Annuity Payments you receive during the Income Phase from a fixed Annuity Payment option of the contract will remain level for the entire Income Phase. (Please see “Annuity Payments (The Income Phase)” for more information.)
As Owner of the contract, you exercise all interests and rights under the contract. You can change the Owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by Joint Owners (limited to two natural persons). We provide more information on this under “Other Information — Ownership.”
All contract provisions will be interpreted and administered in accordance with the requirements of the Internal Revenue Code (the “Code”). Any Code references to “spouses” include those persons who enter into lawful marriages under state law, regardless of sex.
PURCHASE
We reserve the right to reject any application.
16

Purchase Payments
A Purchase Payment is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. You may also be permitted to make subsequent Purchase Payments. Initial and subsequent Purchase Payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent Purchase Payments. The manner in which subsequent Purchase Payments may be restricted is discussed below.
General Requirements for Purchase Payments. The following requirements apply to initial and subsequent Purchase Payments:
•	The minimum initial Purchase Payment we will accept is $5,000 when the contract is purchased as a Non-Qualified Contract.
•	If you are purchasing the contract as part of an IRA (Individual Retirement Annuity) or other qualified plan, the minimum initial Purchase Payment we will accept is $2,000.
•	The maximum total Purchase Payments for the contract is $1,000,000, without prior approval from us.
•	The minimum subsequent Purchase Payment is $500 unless you have elected an electronic funds transfer program approved by us, in which case the minimum subsequent Purchase Payment is $100 per month.
•	We will accept a different amount if required by federal tax law.
•	We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See “Access to Your Money.”)
•	We will not accept Purchase Payments made with cash, money orders, or travelers checks.
Restrictions on Subsequent Purchase Payments. We may restrict your ability to make subsequent Purchase Payments. We will notify you in advance if we impose restrictions on subsequent Purchase Payments. You and your financial representative should carefully consider whether our ability to restrict subsequent Purchase Payments is consistent with your investment objectives.
•	We reserve the right to reject any Purchase Payment and to limit future Purchase Payments. This means that we may restrict your ability to make subsequent Purchase Payments for any reason, subject to applicable requirements in your state. We may make certain exceptions to restrictions on subsequent Purchase Payments in accordance with our established administrative procedures.
•	Certain riders have current restrictions on subsequent Purchase Payments that are described in more detail below. For more information, see these subsections below: “Restrictions on Subsequent Purchase Payments — LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, and EDB II,” and “Restrictions on Subsequent Purchase Payments for GMIB, GWB I, and Lifetime Withdrawal Guarantee I.”
Termination for Low Account Value
We may terminate your contract by paying you the Account Value in one sum if, prior to the Annuity Date, you do not make Purchase Payments for two consecutive Contract Years, the total amount of Purchase Payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the Account Value on or after the end of such two year period is less than $2,000. (A Contract Year is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.) Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract. We will not terminate the contract if it includes a Lifetime Withdrawal Guarantee rider. In addition, we will not terminate any contract that includes a Guaranteed Withdrawal Benefit or Guaranteed Minimum Income Benefit rider or a guaranteed death benefit if at the time the termination would otherwise occur the Benefit Base/Income Base of the living benefit rider, or the guaranteed amount under any death benefit, is greater than the Account Value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.
Allocation of Purchase Payments
When you purchase a contract, we will allocate your Purchase Payment to the Fixed Account and/or any of the
17

Investment Portfolios you have selected. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time your initial Purchase Payment is allocated. Each allocation must be at least $500 and must be in whole numbers. In addition, see Appendix A and B to this prospectus for more information about available Investment Portfolios.
We have reserved the right to restrict payments to the Fixed Account if any of the following conditions exist:
•	the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or
•	your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or
•	a transfer was made out of the Fixed Account within the previous 180 days.
Once we receive your Purchase Payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee’s administrative procedures), we will issue your contract and allocate your first Purchase Payment within 2 Business Days. A Business Day is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See “Other Information — Requests and Elections.”) However, if you allocate Purchase Payments to a discontinued Investment Portfolio (see Appendix A), we will request reallocation instructions, or if we are unable to obtain such instructions, we will return your Purchase Payment to you.
We may restrict the investment options available to you if you select certain optional riders. These restrictions are intended to reduce the risk of investment losses that could require us to use our own assets to pay amounts due under the selected optional rider.
If you choose the LIS Plus II rider, the LIS Plus I rider, the Lifetime Withdrawal Guarantee II rider, or the Enhanced Death Benefit II rider, we will require you to allocate your Purchase Payments and Account Value as described below under “Investment Allocation and Other Purchase Payment Restrictions for LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, and EDB II” until the rider terminates.
If you choose the the Lifetime Withdrawal Guarantee I rider, until the rider terminates, we require you to allocate your Purchase Payments and Account Value as described in “Living Benefits — Guaranteed Withdrawal Benefits — Description of the Lifetime Withdrawal Guarantee I.”
If you make additional Purchase Payments, we will allocate them in the same way as your first Purchase Payment unless you tell us otherwise. However, if you make an additional Purchase Payment while an EDCA or Dollar Cost Averaging (DCA) program is in effect, we will not allocate the additional Purchase Payment to the EDCA or DCA program, unless you tell us to do so. Instead, unless you give us other instructions, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the EDCA or DCA program. (See “Investment Options — Dollar Cost Averaging Programs.”) You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time you submit a subsequent Purchase Payment. If you wish to allocate the payment to more than 18 Investment Portfolios (including the Fixed Account), we must have your request to allocate future Purchase Payments to more than 18 Investment Portfolios on record before we can apply your subsequent Purchase Payment to your chosen allocation. If there are Joint Owners, unless we are instructed to the contrary, we will accept allocation instructions from either Joint Owner.
We reserve the right to make certain changes to the Investment Portfolios. (See “Investment Options — Substitution of Investment Options.”)
Investment Allocation Restrictions for Certain Riders
Investment Allocation and Other Purchase Payment Restrictions for LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, and EDB II
Allocation. If you elected the LIS Plus II, the LIS Plus I, the Lifetime Withdrawal Guarantee II, or the Enhanced Death Benefit II, you must comply with certain investment
18

allocation restrictions. Specifically, you must allocate according to either (A) or (B) below:
(A) You must allocate:
•	100% of your Purchase Payments or Account Value among the AB Global Dynamic Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Brighthouse Asset Allocation 20 Portfolio, Brighthouse Asset Allocation 40 Portfolio, Brighthouse Asset Allocation 60 Portfolio, Brighthouse Balanced Plus Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Schroders Global Multi-Asset Portfolio, SSGA Growth and Income ETF Portfolio, BlackRock Ultra-Short Term Bond Portfolio and/or the Fixed Account. (You may also allocate Purchase Payments to the EDCA program, provided that your destination portfolios are one or more of the above listed Investment Portfolios; you may not allocate Purchase Payments to the Dollar Cost Averaging program.)
For contracts issued based on applications and necessary information received at our Annuity Service Center before the close of the New York Stock Exchange on May 1, 2009, the Brighthouse Asset Allocation 80 Portfolio is also available under option (A).
OR
(B) You must allocate:
•	at least 30% of Purchase Payments or Account Value to Platform 1 portfolios and/or to the Fixed Account;
•	up to 70% of Purchase Payments or Account Value to Platform 2 portfolios;
•	up to 15% of Purchase Payments or Account Value to Platform 3 portfolios; and
•	up to 15% of Purchase Payments or Account Value to Platform 4 portfolios.
For contracts issued based on applications and necessary information received at our Annuity Service Center in Good Order before the close of the New York Stock Exchange on May 1, 2009, the following invesment allocation restrictions apply under option (B): you must allocate at least 15% of Purchase Payments or Account Value to Platform 1 portfolios and/or to the Fixed Account and you may allocate up to 85% of Purchase Payments or
Account Value to Platform 2 portfolios (the percentages for Platforms 3 and 4 are the same as those listed above).
(See the “EDCA” section below for information on allocating Purchase Payments to the EDCA account under option (B). You may not allocate Purchase Payments to the Dollar Cost Averaging program under option (B).)
The investment options in each Platform are:
Platform 1
Fixed Account
BlackRock Bond Income Portfolio
BlackRock Ultra-Short Term Bond Portfolio
Brighthouse/Franklin Low Duration Total Return Portfolio
MetLife Aggregate Bond Index Portfolio
PIMCO Inflation Protected Bond Portfolio
PIMCO Total Return Portfolio
Western Asset Management Government Income Portfolio
19

Platform 2
AB Global Dynamic Allocation Portfolio
American Funds Global Growth Fund
American Funds Growth Fund
AQR Global Risk Balanced Portfolio
BlackRock Capital Appreciation Portfolio
BlackRock Global Tactical Strategies Portfolio
BlackRock High Yield Portfolio
Brighthouse/Wellington Core Equity Opportunities Portfolio
Brighthouse/Wellington Large Cap Research Portfolio
Brighthouse Asset Allocation 20 Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Asset Allocation 80 Portfolio
Brighthouse Asset Allocation 100 Portfolio
Brighthouse Balanced Plus Portfolio
Invesco Balanced-Risk Allocation Portfolio
Invesco Comstock Portfolio
Invesco Global Equity Portfolio
Jennison Growth Portfolio
JPMorgan Global Active Allocation Portfolio
Loomis Sayles Growth Portfolio
MetLife Multi-Index Targeted Risk Portfolio
MFS® Research International Portfolio
MFS® Total Return Portfolio
MFS® Value Portfolio
PanAgora Global Diversified Risk Portfolio
Schroders Global Multi-Asset Portfolio
SSGA Growth and Income ETF Portfolio
SSGA Growth ETF Portfolio
T. Rowe Price Large Cap Value Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
Platform 3
Morgan Stanley Discovery Portfolio
Victory Sycamore Mid Cap Value Portfolio
Platform 4
American Funds Global Small Capitalization Fund
Brighthouse/Aberdeen Emerging Markets Equity Portfolio
Brighthouse/Dimensional International Small Company Portfolio
Brighthouse/Templeton International Bond Portfolio
Clarion Global Real Estate Portfolio
JPMorgan Small Cap Value Portfolio
Loomis Sayles Small Cap Growth Portfolio
Neuberger Berman Genesis Portfolio
VanEck Global Natural Resources Portfolio
Your Purchase Payments and transfer requests must be allocated in accordance with the above limitations. We will reject any Purchase Payments or transfer requests that do not comply with the above limitations.
We determine whether an investment option is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of an investment option in the event that an investment option is added, deleted, substituted, merged or otherwise reorganized. You will not be required to reallocate Purchase Payments or Account Value that you allocated to an investment option before we changed its classification, unless you make a new Purchase Payment or request a transfer among investment options (other than pursuant to rebalancing and Enhanced Dollar Cost Averaging programs in existence at the time the classification of the investment option changed). If you make a new Purchase Payment or request a transfer among investment options, you will be required to take the new classification into account in the allocation of your entire Account Value. We will provide you with prior written notice of any changes in classification of investment options. See “Investment Options” below for information about Investment Portfolios that employ a managed volatility strategy.
Rebalancing. If you choose to allocate according to (B) above, we will rebalance your Account Value on a quarterly basis based on your most recent allocation of Purchase Payments that complies with the allocation limitations described above. We will also rebalance your Account Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a Business Day, the reallocation will occur on the next Business Day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.
20

The rebalancing requirement described above does not apply if you choose to allocate according to (A) above.
Subsequent Purchase Payments. Subsequent Purchase Payments must be allocated in accordance with the above limitations. When allocating according to (B) above, it is important to remember that the entire Account Value will be immediately reallocated according to any new allocation instructions that accompany a subsequent Purchase Payment, if the new allocation instructions differ from those previously received for the contract. Allocating according to (B) does not permit you to specify different allocations for individual Purchase Payments. Due to the rebalancing and reallocation requirements of (B), the entire account will be immediately reallocated according to the most recently provided allocation instructions.
Example:
Your Account Value is $100,000 and allocated 70% to the Jennison Growth Portfolio and 30% to the PIMCO Total Return Portfolio using Option B of the Portfolio Flexibility Program. You make a subsequent Purchase Payment of $5,000 and provide instructions to allocate 100% of that payment to the BlackRock Ultra-Short Term Bond Portfolio. As a result of the new allocation instructions, your entire Account Value of $105,000 will then be reallocated to the BlackRock Ultra-Short Term Bond Portfolio.
EDCA. If you choose to allocate according to (B) above and you choose to allocate a Purchase Payment to the EDCA account, that entire Purchase Payment must be allocated only to the EDCA account. Any transfer from an EDCA account must be allocated in accordance with the limitations described under (B) above. In addition, if you made previous Purchase Payments before allocating a Purchase Payment to the EDCA account, all transfers from an EDCA account must be allocated to the same investment options as your most recent allocations for Purchase Payments.
Changing Purchase Payment Allocation Instructions. You may change your Purchase Payment allocation instructions under (B) above at any time by providing notice to us, at our Annuity Service Center, or by any other method acceptable to us, provided that such instructions comply with the allocation limits described above. If you provide new allocation instructions for Purchase Payments and if these instructions conform to the allocation limits described under (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future Purchase
Payment, EDCA account transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.
Transfers. Please note that any transfer request must result in an Account Value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.
Restrictions on Subsequent Purchase Payments — LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, and EDB II
Current Restrictions on Subsequent Purchase Payments. If applicable in your state and except as noted below, until further notice we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 17, 2012 if your contract was issued with one or more of the following riders: LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, and EDB II. You still will be permitted to transfer Account Value among the Investment Portfolios available with your contract and rider. If subsequent Purchase Payments will be permitted in the future, we will notify you in writing, in advance of the date the restriction will end.
We will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the “Purchase — Termination for Low Account Value” section; or (b) the rider charge is greater than your Account Value.
In addition, for IRAs (including annuity contracts held under Custodial IRAs), we will permit subsequent Purchase Payments up to your applicable annual IRS limits, provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan or tax-qualified investment. We will permit subsequent Purchase Payments for Qualified Contracts (other than IRAs and annuity contracts held under Custodial IRAs), provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan.
Restrictions on Subsequent Purchase Payments for LIS Plus II and LIS Plus I after Rider Terminates. The restrictions on subsequent Purchase Payments described above will no longer apply, if:
1)	you elected the LIS Plus II rider, and it terminates (see “Living Benefits – Guaranteed Income Benefits – Description of LIS Plus II –
21

Terminating the LIS Plus II Rider”); or
2)	you elected the LIS Plus I rider, and it terminates (see “Living Benefits – Guaranteed Income Benefits – Description of LIS Plus I”).
If your contract was issued in one of the following states, this restriction on subsequent Purchase Payments does not apply and you may continue to make subsequent Purchase Payments at this time: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, Oregon, Pennsylvania, Texas, Utah, or Washington.
Restrictions on Subsequent Purchase Payments for GMIB, GWB I, and Lifetime Withdrawal Guarantee I
Current Restrictions on Subsequent Purchase Payments. If applicable in your state and except as noted below, until further notice we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 17, 2012 if your contract was issued with one of the following optional riders: GMIB, GWB I, and Lifetime Withdrawal Guarantee I. You still will be permitted to transfer Account Value among the Investment Portfolios available with your contract and rider. If subsequent Purchase Payments will be permitted in the future, we will notify you in writing, in advance of the date the restriction will end.
We will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the “Purchase – Termination for Low Account Value” section; or (b) the rider charge is greater than your Account Value.
In addition, for IRAs (including annuity contracts held under Custodial IRAs), we will permit subsequent Purchase Payments up to your applicable annual IRS limits, provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan or tax-qualified investment. We will permit subsequent Purchase Payments for Qualified Contracts (other than IRAs and annuity contracts held under Custodial IRAs), provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan.
If your contract was issued in one of the following states, this restriction on subsequent Purchase Payments does not apply and you may continue to make subsequent Purchase Payments at this time: Connecticut, Florida, Massachusetts,
Maryland, Minnesota, New Jersey, Oregon, Pennsylvania, Texas, Utah, or Washington.
Free Look
If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this Free Look period, we will not assess a withdrawal charge. Unless otherwise required by state law, you will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account, if applicable) according to your Purchase Payment allocation during the Free Look period. This means that you bear the risk of any decline in the value of your contract due to Investment Portfolio performance during the Free Look period. We do not refund any charges or deductions assessed during the Free Look period. In certain states, we are required to give you back your Purchase Payment if you decide to cancel your contract during the Free Look period.
Accumulation Units
The portion of your Account Value allocated to the Separate Account will go up or down depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of this portion of your Account Value, we use a unit of measure we call an Accumulation Unit. (An Accumulation Unit works like a share of a mutual fund.) In addition to the investment performance of the Investment Portfolio, the deduction of Separate Account charges also affects an Investment Portfolio’s Accumulation Unit value, as explained below.
Every Business Day as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:
1)    dividing the net asset value per share of the Investment Portfolio at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Portfolio as of that day, by the net asset value per share of the Investment Portfolio for the previous Business Day, and
22

2)    multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit, the Compounded-Plus Death Benefit, and/or the Additional Death Benefit — Earnings Preservation Benefit) for each day since the last Business Day and any charges for taxes.
The value of an Accumulation Unit may go up or down from day to day.
When you make a Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio.
Purchase Payments and transfer requests are credited to a contract on the basis of the Accumulation Unit value next determined after receipt of a Purchase Payment or transfer request. Purchase Payments or transfer requests received before the close of the New York Stock Exchange will be credited to your contract that day, after the New York Stock Exchange closes. Purchase Payments or transfer requests received after the close of the New York Stock Exchange, or on a day when the New York Stock Exchange is not open, will be treated as received on the next day the New York Stock Exchange is open (the next Business Day).
Example:
On Monday we receive an additional Purchase Payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Victory Sycamore Mid Cap Value Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an Accumulation Unit for the Victory Sycamore Mid Cap Value Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 Accumulation Units for the Victory Sycamore Mid Cap Value Portfolio.
Account Value
Account Value is equal to the sum of your interests in the Investment Portfolios, the Fixed Account, and the EDCA account. Your interest in each Investment Portfolio is determined by multiplying the number of Accumulation Units for that portfolio by the value of the Accumulation Unit.
Replacement of Contracts
Exchange Programs. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The Account Value of this contract attributable to the exchanged assets will not be subject to any withdrawal charge or be eligible for the Enhanced Dollar Cost Averaging program or the Three Month Market Entry Program (see “Investment Options — Dollar Cost Averaging Programs”). Any additional Purchase Payments contributed to the new contract will be subject to all fees and charges, including the withdrawal charge described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new contract offered by this prospectus. Then, you should compare the fees and charges (for example, the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.
Other Exchanges. Generally, you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a withdrawal charge on your old annuity, and there will be a new withdrawal charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an
23

existing variable annuity contract. Before you exchange another annuity for our contract, ask your financial representative whether the exchange would be advantageous, given the contract features, benefits and charges.
INVESTMENT OPTIONS
The contract offers 49 Investment Portfolios, which are listed below. Additional Investment Portfolios may be available in the future.
You should read the prospectuses for these funds carefully before investing. You can obtain copies of the fund prospectuses by calling or writing to us at: Brighthouse Life Insurance Company, Annuity Service Center, P.O. Box 305075, Nashville, TN 37230-5075, (888) 243-1932. You can also obtain information about the funds (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission’s website at http://www.sec.gov. Appendix B contains a summary of advisers, subadvisers, and investment objectives for each Investment Portfolio.
The investment objectives and policies of certain of the Investment Portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the Investment Portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers. Also, in selecting your Investment Portfolios, you should be aware that certain Investment Portfolios may have similar investment objectives but differ with respect to fees and charges.
Shares of the Investment Portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various Owners participating in, and the interests of qualified plans investing in the Investment Portfolios may conflict. The Investment Portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.
The Investment Portfolios listed below are managed in a way that is intended to minimize volatility of returns (referred to as a “managed volatility strategy”).
(a) AB Global Dynamic Allocation Portfolio
(b) AQR Global Risk Balanced Portfolio
(c) BlackRock Global Tactical Strategies Portfolio
(d) Brighthouse Balanced Plus Portfolio
(e) Invesco Balanced-Risk Allocation Portfolio
(f) JPMorgan Global Active Allocation Portfolio
(g) MetLife Multi-Index Targeted Risk Portfolio
(h) PanAgora Global Diversified Risk Portfolio
(i) Schroders Global Multi-Asset Portfolio
Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors or general market conditions. Bond prices may fluctuate because they move in the opposite direction of interest rates. Foreign investing carries additional risks such as currency and market volatility. A managed volatility strategy is designed to reduce volatility of returns to the above Investment Portfolios from investing in stocks and bonds. This strategy seeks to reduce such volatility by “smoothing” returns, which may result in an Investment Portfolio outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. This means that in periods of high market volatility, this managed volatility strategy could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Account Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Other Investment Portfolios may offer the potential for higher returns.
If you elect certain optional riders, you will be subject to investment allocation restrictions that include these Investment Portfolios. This is intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under those riders. You pay an additional fee for a guaranteed benefit which, in part, pays for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, a managed volatility strategy might not
24

provide meaningful additional benefit to you. Please see the Investment Portfolio prospectuses for more information in general, as well as more information about the managed volatility strategy.
Certain Payments We Receive with Regard to the Investment Portfolios. An investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the Investment Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Investment Portfolio assets. Contract Owners, through their indirect investment in the Investment Portfolios, bear the costs of these advisory fees (see the prospectuses for the Investment Portfolios for more information). The amount of the payments we receive is based on a percentage of assets of the Investment Portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.
Additionally, an investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.
We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, Brighthouse Investment Advisers, LLC, which is formed as a “limited liability company.” Our ownership interests in Brighthouse Investment Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser. (See “Fee Tables and Examples — Investment Portfolio Fees and Expenses” for information on the management fees paid by the Investment Portfolios and the Statements of Additional
Information for the Investment Portfolios for information on the management fees paid by the adviser to the subadvisers.)
Certain Investment Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. (See “Fee Tables and Examples — Investment Portfolio Fees and Expenses” for the amounts of the 12b-1 fees.) An Investment Portfolio's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. (See “Other Information — Distributor” for more information.) Payments under an Investment Portfolio's 12b-1 Plan decrease the Investment Portfolio's investment return.
We select the Investment Portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or subadviser is one of our affiliates or whether the Investment Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment adviser are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Investment Portfolios periodically and may remove an Investment Portfolio or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the Investment Portfolio has not attracted significant allocations from contract Owners. In some cases, we have included Investment Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Investment Portfolios they recommend (including through inclusion of Investment Portfolios in any asset allocation models they develop) and may benefit accordingly from the allocation of Account Value to such Investment Portfolios.
25

We do not provide any investment advice and do not recommend or endorse any particular Investment Portfolio. You bear the risk of any decline in the Account Value of your contract resulting from the performance of the Investment Portfolios you have chosen.
American Funds Insurance Series® (Class 2)
American Funds Insurance Series® is a mutual fund with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following portfolios are available under the contract:
American Funds Global Growth Fund
American Funds Global Small Capitalization Fund
American Funds Growth Fund
Brighthouse Funds Trust I (Class B)
Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:
AB Global Dynamic Allocation Portfolio
AQR Global Risk Balanced Portfolio
BlackRock Global Tactical Strategies Portfolio
BlackRock High Yield Portfolio
Brighthouse Asset Allocation 100 Portfolio
Brighthouse Balanced Plus Portfolio
Brighthouse/Aberdeen Emerging Markets Equity Portfolio
Brighthouse/Franklin Low Duration Total Return Portfolio
Brighthouse/Templeton International Bond Portfolio#
Brighthouse/Wellington Large Cap Research Portfolio
Clarion Global Real Estate Portfolio
Invesco Balanced-Risk Allocation Portfolio
Invesco Comstock Portfolio
Invesco Global Equity Portfolio
JPMorgan Global Active Allocation Portfolio
JPMorgan Small Cap Value Portfolio
Loomis Sayles Growth Portfolio
MetLife Multi-Index Targeted Risk Portfolio
MFS® Research International Portfolio
Morgan Stanley Discovery Portfolio
PanAgora Global Diversified Risk Portfolio
PIMCO Inflation Protected Bond Portfolio
PIMCO Total Return Portfolio
Schroders Global Multi-Asset Portfolio
SSGA Growth and Income ETF Portfolio
SSGA Growth ETF Portfolio
T. Rowe Price Large Cap Value Portfolio
Victory Sycamore Mid Cap Value Portfolio
Western Asset Management Government Income Portfolio
Brighthouse Funds Trust II
Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:
BlackRock Bond Income Portfolio (Class B)
BlackRock Capital Appreciation Portfolio (Class A)
BlackRock Ultra-Short Term Bond Portfolio (Class B)
Brighthouse Asset Allocation 20 Portfolio (Class B)
Brighthouse Asset Allocation 40 Portfolio (Class B)
Brighthouse Asset Allocation 60 Portfolio (Class B)
Brighthouse Asset Allocation 80 Portfolio (Class B)
Brighthouse/Dimensional International Small Company Portfolio (Class B)
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class E)
Jennison Growth Portfolio (Class B)
Loomis Sayles Small Cap Growth Portfolio (Class B)
MetLife Aggregate Bond Index Portfolio (Class G)
MFS® Total Return Portfolio (Class B)
MFS® Value Portfolio (Class B)
Neuberger Berman Genesis Portfolio (Class B)
VanEck Global Natural Resources Portfolio (Class B)#
Western Asset Management Strategic Bond Opportunities Portfolio (Class B)
# This portfolio is only available for investment if certain optional riders are elected. (See “Purchase — Investment Allocation and Other Purchase Payment Restrictions for LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, and EDB II.”)
Investment Portfolios That Are Funds-of-Funds
The following Investment Portfolios available within Brighthouse Funds Trust I and Brighthouse Funds Trust II are “funds of funds”:
BlackRock Global Tactical Strategies Portfolio
Brighthouse Asset Allocation 20 Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Asset Allocation 80 Portfolio
Brighthouse Asset Allocation 100 Portfolio
Brighthouse Balanced Plus Portfolio
MetLife Multi-Index Targeted Risk Portfolio
26

SSGA Growth and Income ETF Portfolio
SSGA Growth ETF Portfolio
“Fund of funds” Investment Portfolios invest substantially all of their assets in other portfolios and/or exchange-traded funds (“Underlying ETFs”). Therefore, each of these Investment Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Investment Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Investment Portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Investment Portfolios, if such underlying portfolios or Underlying ETFs are available under the contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the contract.
Transfers
General. You can transfer a portion of your Account Value among the Fixed Account and the Investment Portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of frequent or large transfers, or other transfers we determine are or would be to the disadvantage of other contract Owners. (See “Restrictions on Frequent Transfers” and “Restrictions on Large Transfers” below.) We also may be required to suspend the right to transfers in certain circumstances (see “Access to Your Money – Suspension of Payments or Transfers”). We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.
You can make a transfer to or from any Investment Portfolio or the Fixed Account, subject to the limitations below. All transfers made on the same Business Day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the Business Day. The following apply to any transfer:
•	Your request for transfer must clearly state which Investment Portfolio(s) or the Fixed Account are involved in the transfer.
•	Your request for transfer must clearly state how much the transfer is for.
•	The minimum amount you can transfer is $500 from an Investment Portfolio, or your entire interest in the Investment Portfolio, if less (this does not apply to pre-scheduled transfer programs).
•	The minimum amount that may be transferred from the Fixed Account is $500, or your entire interest in the Fixed Account. Transfers out of the Fixed Account during the Accumulation Phase are limited to the greater of: (a) 25% of the Fixed Account value at the beginning of the Contract Year, or (b) the amount transferred out of the Fixed Account in the prior Contract Year. Currently we are not imposing these restrictions on transfers out of the Fixed Account, but we have the right to reimpose them at any time. You should be aware that, if transfer restrictions are imposed, it may take a while (even if you make no additional Purchase Payments or transfers into the Fixed Account) to make a complete transfer of your Account Value from the Fixed Account. When deciding whether to invest in the Fixed Account it is important to consider whether the transfer restrictions fit your risk tolerance and time horizon.
•	You may not make a transfer to more than 18 Investment Portfolios (including the Fixed Account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 Investment Portfolios (including the Fixed Account) may be made by calling or writing our Annuity Service Center.
•	If you have elected to add the LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, Lifetime Withdrawal Guarantee I, or Enhanced Death Benefit II rider to your contract, you may only make transfers between certain Investment Portfolios. Please refer to the sections “Purchase — Allocation of Purchase Payments” and “Purchase — Investment Allocation Restrictions for Certain Riders” for more information.
27

During the Accumulation Phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another Investment Portfolio). In such a case, the redemption order would be processed at the source Investment Portfolio's next determined Accumulation Unit value. However, the purchase of the new Investment Portfolio would be effective at the next determined Accumulation Unit value for the new Investment Portfolio only after we receive the proceeds from the source Investment Portfolio, or we otherwise receive cash on behalf of the source Investment Portfolio.
For transfers during the Accumulation Phase, we have reserved the right to restrict transfers to the Fixed Account if any one of the following conditions exist:
•	the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or
•	your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or
•	a transfer was made out of the Fixed Account within the previous 180 days.
During the Income Phase, you cannot make transfers from a fixed Annuity Payment option to the Investment Portfolios. You can, however, make transfers during the Income Phase from the Investment Portfolios to a fixed Annuity Payment option and among the Investment Portfolios.
Transfers by Telephone or Other Means. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in Good Order. If you own the contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from either you or the other Owner. (See “Other Information — Requests and Elections.”)
All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the Business Day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after the close of the New York Stock Exchange (generally
4:00 p.m. Eastern Time), or on a day when the New York Stock Exchange is not open, to be received on the next day the New York Stock Exchange is open (the next Business Day).
Pre-Scheduled Transfer Program. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging Programs, Three Month Market Entry and Automatic Rebalancing Programs.
Restrictions on Frequent Transfers. Frequent requests from contract Owners to transfer Account Value may dilute the value of an Investment Portfolio’s shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price (“arbitrage trading”). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect contract Owners and other persons who may have an interest in the contracts (e.g., Annuitants and Beneficiaries).
We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Portfolios. In addition, as described below, we monitor transfer activity in all American Funds Insurance Series® portfolios. We monitor transfer activity in the following portfolios (the “Monitored Portfolios”):
American Funds Global Growth Fund
American Funds Global Small Capitalization Fund
BlackRock High Yield Portfolio
Brighthouse/Aberdeen Emerging Markets Equity Portfolio
Brighthouse/Dimensional International Small Company Portfolio
Brighthouse/Templeton International Bond Portfolio
Clarion Global Real Estate Portfolio
Invesco Global Equity Portfolio
JPMorgan Small Cap Value Portfolio
Loomis Sayles Small Cap Growth Portfolio
MFS® Research International Portfolio
Neuberger Berman Genesis Portfolio
VanEck Global Natural Resources Portfolio
28

Western Asset Management Strategic Bond Opportunities Portfolio
We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Account Value; and (3) two or more “round-trips” involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. We do not believe that other Investment Portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion.
As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.
Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will impose transfer restrictions on the entire contract and will require future transfer requests to or from any Investment Portfolio under that contract to be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.
The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the contracts. We do not accommodate frequent transfers in any Investment Portfolio and there are no arrangements in place to permit any contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.
The Investment Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Investment Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide to the Investment Portfolio promptly upon request certain information about the trading activity of individual contract Owners, and to execute instructions from the Investment Portfolio to restrict or prohibit further purchases or transfers by specific contract Owners who violate the frequent transfer policies established by the Investment Portfolio.
29

In addition, contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Investment Portfolios generally are “omnibus” orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes that an omnibus order reflects one or more transfer requests from contract Owners engaged in frequent trading, the Investment Portfolio may reject the entire omnibus order.
In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single contract Owner). You should read the Investment Portfolio prospectuses for more details.
Restrictions on Large Transfers. Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy, requiring an Investment Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Investment Portfolios except where the portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for “block transfers” where transfer requests have been submitted on behalf of multiple contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.
Dollar Cost Averaging Programs
We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the Accumulation Phase.
If you make an additional Purchase Payment while a Dollar Cost Averaging (DCA) or Enhanced Dollar Cost Averaging (EDCA) program is in effect, we will not allocate the additional payment to the DCA or EDCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA or EDCA program. Any Purchase Payments received after the DCA or EDCA program has ended will be allocated as described in “Purchase —  Allocation of Purchase Payments.”
We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death.
The two dollar cost averaging programs are:
1.	Standard Dollar Cost Averaging (DCA)
This program allows you to systematically transfer a set amount each month from the Fixed Account or from the BlackRock Ultra-Short Term Bond Portfolio to any of the other available Investment Portfolio(s) you select. We provide certain exceptions from our normal Fixed Account
30

restrictions to accommodate the dollar cost averaging program. These transfers are made on a date you select or, if you do not select a date, on the date that a Purchase Payment or Account Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for Purchase Payments or Account Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.
If you allocate an additional Purchase Payment to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the LIS Plus I, LIS Plus II, Lifetime Withdrawal Guarantee II, or Enhanced Death Benefit II rider.
2.	Enhanced Dollar Cost Averaging (EDCA) Program
The Enhanced Dollar Cost Averaging (EDCA) program allows you to systematically transfer amounts from a guaranteed account option, the EDCA account in the general account, to any available Investment Portfolio(s) you select. Except as discussed below, only new Purchase Payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.
When a subsequent Purchase Payment is allocated by you to your existing EDCA account, we create “buckets” within your EDCA account.
•	The EDCA transfer amount will be increased by the subsequent Purchase Payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.
•	Each allocation (bucket) resulting from a subsequent Purchase Payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.
•	Allocations (buckets) resulting from each Purchase Payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a
6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.
(See Appendix C for further examples of EDCA with multiple Purchase Payments.)
The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The minimum interest rate depends on the date your contract is issued, but will not be less than 1%. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any Investment Portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.
The first transfer we make under the EDCA program is the date your Purchase Payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for Purchase Payments allocated on the 29th, 30th, or 31st day of a month. If the selected day is not a Business Day, the transfer will be deducted from the EDCA account on the selected day but will be applied to the Investment Portfolios on the next Business Day. EDCA interest will not be credited on the transfer amount between the selected day and the next Business Day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.
If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, and your contract was issued prior to May 1, 2005, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the BlackRock Ultra-Short Term Bond Portfolio, unless you specify otherwise. If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, and your contract was issued on or after May 1, 2005, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the Investment Portfolio(s) in accordance with the percentages you have chosen for the EDCA program, unless you specify otherwise.
The EDCA program is not available in Oregon.
31

Three Month Market Entry Program
Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the EDCA Program, except it is of three (3) months duration.
Automatic Rebalancing Program
Once your money has been allocated to the Investment Portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.
An automatic rebalancing program is intended to transfer Account Value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you “buy low and sell high,” although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.
We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current DCA or EDCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current Purchase Payment allocations, unless you tell us otherwise.
The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death. If you have selected the LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, or Enhanced Death Benefit II rider, the Fixed Account is available for automatic rebalancing.
Example:
Assume that you want your initial Purchase Payment split between two Investment Portfolios. You want 40% to be in the MetLife Aggregate Bond Index Portfolio and 60% to be in the Morgan Stanley Discovery Portfolio.
Over the next 2 1⁄2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the MetLife Aggregate Bond Index Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the MetLife Aggregate Bond Index Portfolio to bring its value back to 40% and use the money to buy more units in the Morgan Stanley Discovery Portfolio to increase those holdings to 60%.
Voting Rights
We are the legal owner of the Investment Portfolio shares. However, we believe that when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.
Substitution of Investment Options
If investment in the Investment Portfolios or a particular Investment Portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Portfolio or Investment Portfolios without your consent. The substituted Investment Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion.
32

EXPENSES
There are charges and other expenses associated with the contract that reduce the return on your investment in the contract.These charges and expenses are:
Product Charges
Separate Account Product Charges. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to any death benefit riders). We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units (i.e., during the Accumulation Phase and the Income Phase — although death benefit charges no longer continue in the Income Phase).
Mortality and Expense Charge. We assess a daily mortality and expense charge that is equal, on an annual basis, to 1.05% of the average daily net asset value of each Investment Portfolio. For contracts issued prior to May 1, 2004, the mortality and expense charge on an annual basis is 1.15% of the average daily net asset value of each Investment Portfolio.
This charge compensates us generally for mortality risks we assume, including making Annuity Payments that will not change based on our actual mortality experience and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.
Administration Charge. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each Investment Portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.
Death Benefit Rider Charges. If you select one of the following death benefit riders, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the Accumulation Phase) is equal, on an annual basis, to the percentages below of the average daily net asset value of each Investment Portfolio:
Annual Step-Up Death Benefit	0.20%
Compounded-Plus Death Benefit	0.35%*
Additional Death Benefit — Earnings Preservation Benefit	0.25%
* For contracts issued prior to May 1, 2004, the percentage charge for the Compounded-Plus Death Benefit rider is 0.15% of the average daily net asset value of each Investment Portfolio.
Please check with your financial representative regarding which death benefits are available in your state.
If you select the Enhanced Death Benefit II, and you are age 69 or younger at issue, we will assess a charge during the Accumulation Phase equal to 0.60% of the Death Benefit Base. If you are age 70-75 at issue, we will assess a charge during the Accumulation Phase equal to 1.15% of the Death Benefit Base (see “Death Benefit — Optional Death Benefit — Enhanced Death Benefit II” for a discussion of how the Death Benefit Base is determined).
If your Death Benefit Base is increased due to an Optional Step-Up, we may reset the Enhanced Death Benefit charge applicable beginning after the contract anniversary on which the Optional Step-Up occurs to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up. Starting with the first contract anniversary, the charge is assessed for the prior Contract Year at each contract anniversary before any Optional Step-Up.
If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the Enhanced Death Benefit charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment. If an Enhanced Death Benefit
33

rider is terminated because the contract is terminated; because the death benefit amount is determined; or because there are insufficient funds to deduct the rider charge from the Account Value, no Enhanced Death Benefit charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect.
The Enhanced Death Benefit charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.
Account Fee
During the Accumulation Phase, every Contract Year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior Contract Year if your Account Value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the Account Value regardless of the amount of your Account Value. During the Accumulation Phase, the account fee is deducted pro rata from the Investment Portfolios. This charge is generally for the administration charge (see above). This charge cannot be increased.
A pro rata portion of the charge will be deducted from the Account Value on the Annuity Date or upon a full withdrawal, if this date is other than a contract anniversary. If your Account Value on the Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract.
Lifetime Income Solution and Guaranteed Minimum Income Benefit — Rider Charge
We offer a Lifetime Income Solution (LIS) rider that provides a guaranteed minimum income benefit. There are three different versions of the Lifetime Income Solution under this contract: the LIS Plus II, the LIS Plus I, and the LIS.
If you select an LIS rider, we assess a charge during the Accumulation Phase equal to a percentage of the Income Base at the time the rider charge is assessed. (See “Living Benefits — Guaranteed Income Benefits” for a description of how the Income Base is determined.) The percentage charges for each version of the LIS rider are listed below.
The LIS rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately preceding the date the rider is exercised.
If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the LIS rider charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment.
If an LIS rider is terminated for the following reasons, no LIS rider charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect:
•	the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract);
•	because it is the 30th day following the contract anniversary prior to the Owner’s 86th birthday (for LIS) or 91st birthday (for LIS Plus I or LIS Plus II); or
•	the Guaranteed Principal Option is exercised (only applicable to LIS Plus I and LIS Plus II).
The LIS rider charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.
For versions of the LIS rider with an Optional Step-Up feature (LIS Plus I and LIS Plus II), the rider charge is assessed on the Income Base prior to any Optional Step-Up. (See “Living Benefits — Guaranteed Income Benefits” for information on Optional Step-Ups.)
We reserve the right to increase the rider charge upon an Optional Step-Up, up to a rate that does not exceed the lower of: (a) 1.50% of the Income Base (the Maximum Optional Step-Up Charge), or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up. The increased rider charge will apply after the contract anniversary on which the Optional Step-Up occurs. (See
34

below for certain versions of the LIS Plus I rider for which we are currently increasing the rider charge upon an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later.)
If you selected the LIS Plus II rider, the rider charge is 1.00% of the Income Base.
If you selected the LIS Plus I rider with a contract issued on or before February 23, 2009, the rider charge is 0.80% of the Income Base. If you selected the LIS Plus I rider with a contract issued on or after February 24, 2009, the rider charge is 1.00% of the Income Base. For contracts issued with the version of the LIS Plus I rider with an annual increase rate of 6%, if your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.
If you selected the LIS rider, the rider charge is 0.50% of the Income Base.
For contracts purchased prior to July 1, 2002, we offered a different guaranteed minimum income benefit (GMIB). If you selected the GMIB rider, we assess a charge during the accumulation period equal to 0.35% of the income base. (See Appendix D for a discussion of how the income base for the GMIB rider is calculated at the time the rider charge is assessed.)
Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit — Rider Charge
There are two versions of the optional Lifetime Withdrawal Guarantee rider: the Lifetime Withdrawal Guarantee II (LWG II) and the Lifetime Withdrawal Guarantee I (LWG I). We also offered an optional Guaranteed Withdrawal Benefit: the Guaranteed Withdrawal Benefit I (GWB I).
If you elected the GWB I rider or one of the Lifetime Withdrawal Guarantee riders, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The GWB I and Lifetime Withdrawal Guarantee rider charges are deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account. The percentage charges for the GWB I rider and each version of the LWG riders are listed below.
For the Lifetime Withdrawal Guarantee riders, the charge is a percentage of the Total Guaranteed Withdrawal Amount (see “Living Benefits — Guaranteed Withdrawal Benefits — Description of the Lifetime Withdrawal Guarantee II” and “Description of the Lifetime Withdrawal Guarantee I”) on the contract anniversary, after applying the Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary. (See “Living Benefits — Guaranteed Withdrawal Benefits — Description of the Lifetime Withdrawal Guarantee II” and “Description of the Lifetime Withdrawal Guarantee I” for information on Compounding Income Amounts and Automatic Annual Step-Ups.)
For the Guaranteed Withdrawal Benefit I rider, the charge is a percentage of the Guaranteed Withdrawal Amount (see “Living Benefits — Guaranteed Withdrawal Benefits — Description of the Guaranteed Withdrawal Benefit I”) on the contract anniversary.
If you: make a full withdrawal (surrender) of your Account Value; you apply all of your Account Value to an Annuity Option: there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person): the contract terminates (except for a termination due to death); or (under the Lifetime Withdrawal Guarantee II rider) you assign your contract, a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change.
If a Lifetime Withdrawal Guarantee rider is terminated because of the death of the Owner, Joint Owner, or Annuitant (if the Owner is a non-natural person), or if a Lifetime Withdrawal Guarantee rider is cancelled pursuant to the cancellation provisions of the rider, no rider charge will be assessed based on the period from the most recent contract anniversary to the date the termination takes effect.
Lifetime Withdrawal Guarantee Riders — Automatic Annual Step-Up. We reserve the right to increase the Lifetime Withdrawal Guarantee rider charge upon an Automatic Annual Step-Up. The increased rider charge will apply after the contract anniversary on which the Automatic Annual Step-Up occurs.
If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee II or Lifetime Withdrawal Guarantee I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual
35

Step-Up Charge or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.
•	For contracts issued with the Lifetime Withdrawal Guarantee II rider, the Maximum Automatic Annual Step-Up Charge is 1.25% for the Single Life version and 1.50% for the Joint Life version.
•	For contracts issued with the Lifetime Withdrawal Guarantee I rider, the Maximum Automatic Annual Step-Up Charge is 0.95% for the Single Life version and 1.40% for the Joint Life version.
(See below for the Lifetime Withdrawal Guarantee riders for which we are currently increasing the rider charge upon an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later.)
Lifetime Withdrawal Guarantee Riders — Rider Charges. For contracts issued with the Lifetime Withdrawal Guarantee II, the rider charge is 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.
The rider charge for the Lifetime Withdrawal Guarantee I is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.
Guaranteed Withdrawal Benefit I Rider — Rider Charge. The charge for the GWB I rider is equal to 0.25% of the Guaranteed Withdrawal Amount (see “Living Benefits — Guaranteed Withdrawal Benefits — Description of the Guaranteed Withdrawal Benefit I”).
Withdrawal Charge
We impose a withdrawal charge to reimburse us generally for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. During the Accumulation Phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior Purchase Payments, a withdrawal charge is assessed against each Purchase Payment withdrawn. To determine what portion (if any) of a withdrawal is subject to a withdrawal charge, amounts are withdrawn from your contract in the following order:
1.    Earnings in your contract (earnings are equal to your Account Value, less Purchase Payments not previously withdrawn); then
2.    The free withdrawal amount described below (deducted from Purchase Payments not previously withdrawn, in the order such Purchase Payments were made, with the oldest Purchase Payment first, as described below); then
3.    Purchase Payments not previously withdrawn, in the order such Purchase Payments were made: the oldest Purchase Payment first, the next Purchase Payment second, etc. until all Purchase Payments have been withdrawn.
The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:
Number of Complete Years from Receipt of Purchase Payment	Withdrawal Charge (% of Purchase Payment)
0	7
1	6
2	6
3	5
4	4
5	3
6	2
7 and thereafter	0
For a partial withdrawal, the withdrawal charge is deducted from the remaining Account Value, if sufficient. If the remaining Account Value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.
If the Account Value is smaller than the total of all Purchase Payments, the withdrawal charge only applies up to the Account Value.
36

We do not assess the withdrawal charge on any payments paid out as Annuity Payments or as death benefits, although we do assess the withdrawal charge in calculating LIS or GMIB payments, if applicable. In addition, we will not assess the withdrawal charge on required minimum distributions from Qualified Contracts in order to satisfy federal income tax rules or to avoid required federal income tax penalties. This exception only applies to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.
NOTE: For tax purposes, earnings from Non-Qualified Contracts are considered to come out first.
Free Withdrawal Amount. The free withdrawal amount for each Contract Year after the first (there is no free withdrawal amount in the first Contract Year) is equal to 10% of your total Purchase Payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Also, we currently will not assess a withdrawal charge on amounts withdrawn during the first Contract Year under the Systematic Withdrawal Program if monthly or quarterly payments are chosen. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.
Reduction or Elimination of the Withdrawal Charge
General. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the contract, or if a prospective purchaser already had a relationship with us. We may not deduct a withdrawal charge under a contract issued to an officer, director, employee, or a family member of an officer, director, or employee of ours or any of our affiliates, and we may not deduct a withdrawal charge under a contract issued to an officer, director or employee or family member of an officer, director or employee of a broker-dealer that is participating in the offering of the contract. In lieu of a withdrawal charge waiver, we may provide an Account Value credit.
Nursing Home or Hospital Confinement Rider. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your Joint Owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6-month break in confinement and the confinements are for related causes.
The confinement must begin after the first contract anniversary and you must have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. You must exercise this right no later than 90 days after you or your Joint Owner exits the nursing home or hospital. This waiver terminates on the Annuity Date. There is no charge for this rider. This rider is not available in Massachusetts.
Terminal Illness Rider. After the first contract anniversary, we will waive the withdrawal charge if you or your Joint Owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). This waiver terminates on the Annuity Date. There is no charge for this rider. This rider is not available in Massachusetts.
For contracts issued on and after May 1, 2005, the Nursing Home or Hospital Confinement rider and the Terminal Illness rider are not available for Owners who are age 81 or older (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.
Premium and Other Taxes
We reserve the right to deduct from Purchase Payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.
37

Transfer Fee
We currently allow unlimited transfers without charge during the Accumulation Phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee compensates us generally for the costs of processing transfers. The transfer fee is deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.
If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.
Income Taxes
We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.
Investment Portfolio Expenses
There are deductions from and expenses paid out of the assets of each Investment Portfolio, which are described in the fee table in this prospectus and the Investment Portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Portfolio.
ANNUITY PAYMENTS
(THE INCOME PHASE)
Annuity Date
Under the contract you can receive regular income payments (referred to as Annuity Payments). You can choose the month and year in which those payments begin. We call that date the Annuity Date. Your Annuity Date must be at least 30 days after we issue the contract and will be the first day of the calendar month unless, subject to our current established administrative procedures, we allow you to select another day of the month as your Annuity Date.
When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant’s 90th birthday or 10 years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us (subject to restrictions imposed by your selling firm and our current established administrative procedures).
Please be aware that once your contract is annuitized, your Beneficiary (or Beneficiaries) is ineligible to receive the death benefit you have selected. Additionally, if you have selected a living benefit rider such as the Lifetime Income Solution, the Guaranteed Minimum Income Benefit, or a Guaranteed Withdrawal Benefit, annuitizing your contract terminates the rider, including any death benefit provided by the rider, and any Guaranteed Principal Adjustment (for the LIS Plus II, LIS Plus I, or Lifetime Withdrawal Guarantee riders) that may also be provided by the rider.
Annuity Payments
You (unless another payee is named) will receive the Annuity Payments during the Income Phase. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments.
During the Income Phase, you have the same investment choices you had just before the start of the Income Phase. At the Annuity Date, you can choose whether payments will be:
•	fixed Annuity Payments, or
•	variable Annuity Payments, or
•	a combination of both.
If you don’t tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place just before the start of the Income Phase.
If you choose to have any portion of your Annuity Payments based on the Investment Portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:
1)    the value of your contract in the Investment Portfolio(s) just before the start of the Income Phase,
38

2)    the assumed investment return (AIR) (you select) used in the annuity table for the contract, and
3)    the Annuity Option elected.
Subsequent variable Annuity Payments will vary with the performance of the Investment Portfolios you selected. (For more information, see “Variable Annuity Payments” below.)
At the time you choose an Annuity Option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days’ notice to us prior to the Annuity Date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable Annuity Payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable Annuity Payments will decrease.
Your variable Annuity Payment is based on Annuity Units. An Annuity Unit is an accounting device used to calculate the dollar amount of Annuity Payments. (For more information, see “Variable Annuity Payments” below.)
When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable Annuity Payment, but subsequent variable Annuity Payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Investment Portfolios. On the other hand, a higher AIR will result in a higher initial variable Annuity Payment than a lower AIR, but later variable Annuity Payments will rise more slowly or fall more rapidly.
A transfer during the Income Phase from a variable Annuity Payment option to a fixed Annuity Payment option may result in a reduction in the amount of Annuity Payments.
If you choose to have any portion of your Annuity Payments be a fixed Annuity Payment, the dollar amount of each fixed Annuity Payment will not change, unless you make a transfer from a variable Annuity Payment option to the fixed Annuity Payment that causes the fixed Annuity Payment to increase. Please refer to the “Annuity Provisions” section of the Statement of Additional Information for more information.
Annuity Payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an Annuity Option. In that case, we may provide your Annuity Payment in a single lump sum instead of Annuity Payments. Likewise, if your
Annuity Payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $100.
Annuity Options
You can choose among income plans. We call those Annuity Options. You can change your Annuity Option at any time before the Annuity Date with 30 days’ notice to us.
If you do not choose an Annuity Option, Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will automatically be applied.
You can choose one of the following Annuity Options or any other Annuity Option acceptable to us, subject to the requirements of the Internal Revenue Code. After Annuity Payments begin, you cannot change the Annuity Option.
If more than one frequency is permitted under your contract, choosing less frequent payments will result in each Annuity Payment being larger. Annuity Options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant are alive (such as Options 2 and 4 below) result in Annuity Payments that are smaller than Annuity Options without such a guarantee (such as Options 1 and 3 below). For Annuity Options with a designated period, choosing a shorter designated period will result in each Annuity Payment being larger.
Option 1. Life Annuity. Under this option, we will make Annuity Payments so long as the Annuitant is alive. We stop making Annuity Payments after the Annuitant’s death. It is possible under this option to receive only one Annuity Payment if the Annuitant dies before the due date of the second payment or to receive only two Annuity Payments if the Annuitant dies before the due date of the third payment, and so on.
Option 2. Life Annuity With 10 Years of Annuity Payments Guaranteed. Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.
Option 3. Joint and Last Survivor Annuity. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues
39

to live. We will stop making Annuity Payments after the last survivor’s death.
Option 4. Joint and Last Survivor Annuity with 10 Years of Annuity Payments Guaranteed. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the joint Annuitant, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.
Option 5. Payments for a Designated Period. We currently offer an Annuity Option under which fixed or variable monthly Annuity Payments are made for a selected number of years as approved by us, currently not less than 10 years. This Annuity Option may be limited or withdrawn by us in our discretion or due to the requirements of the Code.
We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant's life. If the age or sex of the Annuitant has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age or sex. Once Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.
A commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) is available under the variable Payments for a Designated Period Annuity Option (Option 5). You may not commute the fixed Payments for a Designated Period Annuity Option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving Annuitant. Upon the death of the last surviving Annuitant, the Beneficiary may choose to continue receiving income payments (if permitted by the Code) or to receive the commuted value of the remaining guaranteed payments. For variable Annuity Options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See “Annuity Payments” above.) For fixed Annuity Options, the calculation of the commuted value will be done using the then current Annuity Option rates.
There may be tax consequences resulting from the election of an Annuity Payment option containing a commutation feature (i.e., an Annuity Payment option that permits the withdrawal of a commuted value). (See “Federal Income Tax Status.”)
Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.
Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor Annuity Options (or income types) and may also prohibit payments for as long as the Owner's life in certain circumstances.
In addition to the Annuity Options described above, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Account Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See “Federal Income Tax Status.”) We generally intend to make this payment option available to both Qualified Contracts and Non-Qualified Contracts, to the extent allowed under the Code; however, such payment option may be limited to certain categories of beneficiaries.
In the event that you purchased the contract as a Qualified Contract, you must take distribution of the Account Value in accordance with the minimum required distribution rules set forth in applicable tax law. (See “Federal Income Tax Status.”) Under certain circumstances, you may satisfy those requirements by electing an Annuity Option. You may choose any death benefit available under a Qualified Contract, but the death benefit must be paid within the timeframe required by applicable tax law and certain other contract provisions and programs will not be available. Upon your death, if Annuity Payments have already begun under a Qualified Contract, applicable tax law may require that any remaining payments be made over a shorter period than originally elected or otherwise adjusted to comply with the tax law. If you purchased the contract as a Non-Qualified Contract, the tax rules that apply upon your death are similar to the tax rules for Qualified Contracts, but differ in some material respects. For example, if you die after Annuity Payments have already begun under a Non-Qualified Contract, any remaining Annuity Payments can continue to be paid, provided that they are paid at least as rapidly as under the method of distribution in effect at the time of your death.
40

Variable Annuity Payments
The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The first variable Annuity Payment will be based upon the Adjusted Contract Value, the Annuity Option elected, the Annuitant’s age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.
The dollar amount of variable Annuity Payments after the first payment is determined as follows:
•	The dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, provided that transfers among the Investment Portfolios will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the Investment Portfolio to which the transfer is made, and the number of Annuity Units will be adjusted for transfers to a fixed Annuity Option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.
•	The fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.
•	The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.
Annuity Unit. The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us. The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor (see the Statement of Additional Information for a definition) for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.
Fixed Annuity Payments
The Adjusted Contract Value (defined above under “Variable Annuity Payments”) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option.
ACCESS TO YOUR MONEY
You (or in the case of a death benefit, or certain Annuity Options upon the death of the last surviving Annuitant, your Beneficiary) can have access to the money in your contract:
(1)    by making a withdrawal (either a partial or a complete withdrawal);
(2)    by electing to receive Annuity Payments;
(3)    when a death benefit is paid to your Beneficiary; or
(4)    under certain Annuity Options described under “Annuity Payments (The Income Phase) — Annuity Options” that provide for continuing Annuity Payments or a cash refund to your Beneficiary upon the death of the last surviving Annuitant.
Under most circumstances, withdrawals can only be made during the Accumulation Phase.
41

You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See “Federal Income Tax Status.”) If you own an annuity contract with a Guaranteed Minimum Income Benefit (GMIB) or Lifetime Income Solution (LIS) rider and elect to receive distributions in accordance with substantially equal periodic payments exception, the commencement of income payments under the GMIB rider or LIS rider if your contract lapses and there remains any Income Base may be considered an impermissible modification of the payment stream under certain circumstances.
When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal:
•	less any applicable withdrawal charge;
•	less any premium or other tax;
•	less any account fee; and
•	less any applicable pro rata LIS, GMIB or GWB rider charge.
Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the Fixed Account, the EDCA account and the Investment Portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the Investment Portfolio, Fixed Account or EDCA account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the Account Value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal. (See “Purchase — Termination for Low Account Value” for more information.)
We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in Good Order unless the suspension of payments or transfers provision is in effect.
We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner's check that has not yet cleared (i.e., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.
How to withdraw all or part of your Account Value:
•	You must submit a request to our Annuity Service Center. (See “Other Information — Requests and Elections.”)
•	If you would like to have the withdrawal charge waived under the Nursing Home or Hospital Confinement Rider or the Terminal Illness Rider, you must provide satisfactory evidence of confinement to a nursing home or hospital or terminal illness. (See “Expenses — Reduction or Elimination of the Withdrawal Charge.”)
•	You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).
•	We have to receive your withdrawal request in our Annuity Service Center prior to the Annuity Date or Owner's death; provided, however, that you may submit a written withdrawal request any time prior to the Annuity Date that indicates that the withdrawal should be processed as of the Annuity Date. Solely for purpose of calculating and processing such a withdrawal request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the Accumulation Unit value calculated as of, the Annuity Date. Your request must be received at our Annuity Service Center on or before the Annuity Date.
There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See “Federal Income Tax Status.”)
Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.
Divorce. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in “Expenses — Withdrawal Charge,” if permissible under tax law. In addition, the withdrawal will reduce the Account Value, the death
42

benefit, and the amount of any optional living or death benefit (including the benefit base we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional rider, as described in the “Living Benefits” and “Death Benefit” sections. The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.
Systematic Withdrawal Program
You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total Purchase Payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). If you purchased the optional GWB rider, you may also elect to receive payments under the Systematic Withdrawal Program on an annual basis. We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see “Expenses” above.)
We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death.
Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.
Suspension of Payments or Transfers
We may be required to suspend or postpone payments for withdrawals or transfers for any period when:
•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);
•	trading on the New York Stock Exchange is restricted;
•	an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios; or
•	during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.
We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law, but not for more than six months.
Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.
LIVING BENEFITS
Overview of Living Benefit Riders
We offer a suite of optional living benefit riders that, for certain additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these riders may be elected, and the rider must be elected at contract issue. These optional riders are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions and availability of each optional rider. We offer two types of living benefit riders — guaranteed income benefits and guaranteed withdrawal benefits:
Guaranteed Income Benefits
•	Lifetime Income Solution Plus (LIS Plus I and LIS Plus II)
•	Lifetime Income Solution (LIS)
Our guaranteed income benefit riders are designed to allow you to invest your Account Value in the market while at the same time assuring a specified guaranteed level of minimum fixed Annuity Payments if you elect the Income Phase. The fixed Annuity Payment amount is guaranteed regardless of investment performance or the actual Account Value at the time you annuitize. Prior to exercising the rider and annuitizing your contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount.
43

Guaranteed Withdrawal Benefits
•	Guaranteed Withdrawal Benefit I (GWB I)
•	Lifetime Withdrawal Guarantee I (LWG I)
•	Lifetime Withdrawal Guarantee II (LWG II)
The GWB I rider is designed to guarantee that at least the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals without annuitizing, regardless of investment performance, as long as withdrawals in any Contract Year do not exceed the maximum amount allowed under the rider.
With the LWG riders, you get the same benefits, but in addition, if you make your first withdrawal on or after the date you reach age 59 1⁄2, you are guaranteed income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1⁄2 at continuation), even after the entire amount of Purchase Payments has been returned.
Guaranteed Income Benefits
At the time you buy the contract, you may elect a guaranteed income benefit rider, called a Guaranteed Minimum Income Benefit (GMIB), for an additional charge. Each version of these riders is designed to guarantee a predictable, minimum level of fixed Annuity Payments, regardless of the investment performance of your Account Value during the Accumulation Phase. However, if applying your actual Account Value at the time you annuitize the contract to then current annuity purchase rates (outside of the rider) produces higher income payments, you will receive the higher payments, and thus you will have paid for the rider even though it was not used. Also, prior to exercising the rider, you may make specified withdrawals that reduce your Income Base (as explained below) during the Accumulation Phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your financial representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.
There are three different versions of the Lifetime Income Solution under this contract: LIS Plus II, LIS Plus I, and LIS.
(For contracts purchased prior to July 1, 2002, we offered a different guaranteed minimum income benefit (GMIB), which is described in Appendix D to this prospectus.)
There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your financial representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.
You may not have this benefit and a GWB rider or the Enhanced Death Benefit II rider in effect at the same time. Once elected, the rider cannot be terminated except as discussed below.
Facts About the Lifetime Income Solution Riders
Income Base and LIS Annuity Payments. Under all versions of the LIS, we calculate an “Income Base” (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the LIS rider and annuitizing the contract. It is important to recognize that this Income Base is not available for cash withdrawals and does not establish or guarantee your Account Value or a minimum return for any investment portfolio. After a minimum 10-year waiting period, and then only within 30 days following a contract anniversary, you may exercise the rider. We then will apply the Income Base calculated at the time of exercise to the conservative GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly Annuity Payments (your actual payment may be higher than this minimum if, as discussed above, the base contract under its terms would provide a higher payment).
The GMIB Annuity Table. The GMIB Annuity Table is specified in the rider. For LIS Plus II in contracts issued after February 25, 2011, this table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. For LIS Plus II and LIS Plus I in contracts issued from May 4, 2009 through February 25, 2011, this table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum. For LIS Plus I in contracts issued from February 24, 2009 through May 1, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum. For LIS Plus I in contracts issued on and before February 23, 2009, and for LIS, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per
44

annum. As with other pay-out types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. For LIS Plus II and LIS Plus I, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. The annuity rates in the GMIB Annuity Table are conservative and a withdrawal charge may be applicable, so the amount of guaranteed minimum lifetime income that the LIS produces may be less than the amount of annuity income that would be provided by applying your Account Value on your Annuity Date to then-current annuity purchase rates.
If you exercise an LIS rider, your Annuity Payments will be the greater of:
•	the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or
•	the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See “Annuity Payments (The Income Phase).”)
If you choose not to receive Annuity Payments as guaranteed under an LIS rider, you may elect any of the Annuity Options available under the contract.
Ownership. If you, the Owner, are a natural person, you must also be the Annuitant. If a non-natural person owns the contract, then the Annuitant will be considered the Owner in determining the Income Base and LIS Annuity Payments. If Joint Owners are named, the age of the older Joint Owner will be used to determine the Income Base and LIS Annuity Payments. For the purposes of the Guaranteed Income Benefits section of the prospectus, “you” always means the Owner, older Joint Owner, or the Annuitant, if the Owner is a non-natural person.
Taxes. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1⁄2, a 10% federal tax penalty may apply.
LIS and Decedent Contracts. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are “stretching” the distributions under the IRS required distribution rules, you may not purchase a LIS rider. Upon your death, however, any remaining benefits may need to be accelerated to comply with IRS rules.
LIS, LIS Plus I, and Qualified Contracts. The LIS and LIS Plus I riders may have limited usefulness in connection with a Qualified Contract, such as an IRA, in circumstances where, due to the ten-year waiting period after purchase (and for the LIS Plus I, after an Optional Step-Up) the Owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract during the 10-year waiting period will have the effect of reducing the Income Base either on a proportionate or dollar for dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of Annuity Payments under the rider. You should consult your tax adviser regarding these riders in connection with a Qualified Contract.
(See Appendix E for examples of the LIS Plus rider.)
Description of LIS Plus II
The LIS Plus II rider is no longer available for purchase. The LIS Plus II rider is available only for Owners up through age 78, and you can only elect the LIS Plus II at the time you purchase the contract. The LIS Plus II rider may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary prior to the Owner’s 91st birthday.
Income Base. The Income Base is the greater of (a) or (b) below.
(a)    Highest Anniversary Value: On the issue date, the “Highest Anniversary Value” is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge).On each contract anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.
The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally
45

by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge).
(b)    Annual Increase Amount: On the date we issue your contract, the “Annual Increase Amount” is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:
(i)    is Purchase Payments accumulated at the annual increase rate (as defined below) from the date the Purchase Payment is made; and
(ii)    is withdrawal adjustments (as defined below) accumulated at the annual increase rate.
The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See “Optional Step-Up” below for a feature that can be used to reset the Annual Increase Amount to the Account Value.
Annual Increase Rate. As noted above, we calculate an Income Base under the LIS Plus II rider that helps determine the minimum amount you can receive as an income payment upon exercising the rider. One of the factors used in calculating the Income Base is called the “annual increase rate.”
Through the contract anniversary immediately prior to the Owner’s 91st birthday, the annual increase rate is the greater of:
(a)    5% or
(b)    the required minimum distribution rate (as defined below).
Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.
The required minimum distribution rate equals the greater of:
(1)    the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year;
(2a)    if you enroll only in the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or
(2b)    if you enroll in both the Systematic Withdrawal Program and the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5% (item (a) above) of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.
On the first contract anniversary, “at the beginning of the Contract Year” means on the issue date; on a later contract anniversary, “at the beginning of the Contract Year” means on the prior contract anniversary. All Purchase Payments received within 120 days of the issue date are treated as part of the initial Purchase Payment for this purpose, and therefore are included in the Annual Increase Amount on the issue date, instead of being treated as subsequent Purchase Payments (see “Income Base – Annual Increase Amount”).
See “Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With LIS Plus II” below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.
If item (b) above (the required minimum distribution rate) is greater than item (a) above, and your total withdrawals during a Contract Year, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year, exceed the required minimum distribution rate, the
46

required minimum distribution rate is not used to calculate the annual increase rate, and the annual increase rate will be reduced to 5% (item (a) above). Therefore, the annual increase rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of Annuity Payments under the LIS Plus II rider.
During the 30 day period following the contract anniversary immediately prior to the Owner’s 91st birthday, the annual increase rate is 0%.
Withdrawal Adjustments. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):
(a)    The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal (including any applicable withdrawal charge); or
(b)    If total withdrawals in a Contract Year are not greater than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, and if these withdrawals are paid to you (or to the Annuitant, if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (a) immediately above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.
As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal (including any applicable withdrawal charge) reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of Annuity Payments under the LIS Plus II rider. Limiting your cumulative withdrawals during a Contract Year to not more than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year will result in dollar-for-dollar treatment of the withdrawals, as described in (b) immediately above.
(See Appendix E for examples of the calculation of the Income Base, including the Highest Anniversary Value, the Annual Increase Amount, the annual increase rate, and the withdrawal adjustments.)
In determining the LIS annuity income, an amount equal to an amount equal to the withdrawal charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the Income Base.
Optional Step-Up. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the accumulation rate on the Annual Increase Amount (5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. However, if you elect to reset the Annual Increase Amount, we will also restart the 10-year waiting period. In addition, we may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.
An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.
You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur.
47

Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)
We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.
The Optional Step-Up:
(1)    resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;
(2)    resets the waiting period to exercise the rider to the tenth contract anniversary following the date the Optional Step-Up took effect; and
(3)    may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.
In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.
On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.
Investment Allocation Restrictions. For a detailed description of the LIS Plus II investment allocation restrictions, see “Purchase — Investment Allocation and Other Purchase Payment Restrictions for LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, and EDB II.”
If you elect the LIS Plus II rider, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.
Current Restrictions on Subsequent Purchase Payments. Subsequent Purchase Payments under the LIS Plus II rider are restricted as described in “Purchase — Restrictions on Subsequent Purchase Payments — LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, and EDB II.”
Guaranteed Principal Option. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the older Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.
By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the contract, in lieu of receiving LIS payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to (a) minus (b) where:
(a)    is Purchase Payments credited within 120 days of the date we issued the contract (reduced proportionately
48

by the percentage reduction in Account Value attributable to each partial withdrawal (including applicable withdrawal charges) prior to the exercise of the Guaranteed Principal Option) and
(b)    the Account Value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.
The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. It is important to note that only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. If you anticipate making Purchase Payments after 120 days, you should understand that such payments will not increase the Guaranteed Principal Adjustment. However, because Purchase Payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, the LIS Plus II rider may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the rider for this feature.
The Guaranteed Principal Adjustment will never be less than zero. If the Guaranteed Principal Option is exercised, the LIS Plus II rider will terminate as of the date the option takes effect and no additional LIS Plus II charges will apply thereafter. The variable annuity contract, however, will continue, and the LIS Plus II investment allocation restrictions and any subsequent Purchase Payment restrictions described above will no longer apply.
The Guaranteed Principal Option is not available in the state of Washington.
Exercising the LIS Plus II Rider. If you exercise the LIS Plus II, you must elect to receive Annuity Payments under one of the following fixed Annuity Options:
(1)    Life annuity with 5 years of Annuity Payments guaranteed.
(2)    Joint and last survivor annuity with 5 years of Annuity Payments guaranteed. Based on federal tax rules, this option is not available for Qualified
Contracts where the difference in ages of the joint Annuitants, who are not spouses, is greater than 10 years. (See “Annuity Payments (The Income Phase).”)
These options are described in the contract and the LIS Plus II rider.
The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. As with other payout types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. The annuity rates for attained ages 86 to 90 are the same as those for attained age 85. The annuity rates in the GMIB Annuity Table are conservative and a withdrawal charge may be applicable, so the amount of guaranteed minimum lifetime income that the LIS Plus II produces may be less than the amount of annuity income that would be provided by applying your Account Value on your Annuity Date to then-current annuity purchase rates.
If you exercise the LIS Plus II, your Annuity Payments will be the greater of:
•	the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or
•	the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See “Annuity Payments (The Income Phase).”)
If the amount of the guaranteed minimum lifetime income that the LIS Plus II produces is less than the amount of annuity income that would be provided by applying your Account Value on the Annuity Date to the then-current annuity purchase rates, then you would have paid for a benefit that you did not use.
If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see “Purchase — Termination for Low Account Value”), or your contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the
49

Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.
Enhanced Payout Rates. As noted above, for the LIS Plus II rider, the annuity rates in the GMIB Annuity Table are calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. However, the LIS Plus II payout rates are enhanced under the following circumstances. If:
•	you take no withdrawals prior to age 62;
•	your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and
•	the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;
then the annual Annuity Payments under the LIS Plus II rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).
If an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the contract, the spouse may elect to continue the contract and the LIS Plus II rider. If the spouse elects to continue the contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the enhanced payout rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 62 and subsequently died, if that Owner's spouse continued the contract and the LIS Plus II rider, the spouse would be eligible for the 5% enhanced payout rate described above, even if the spouse were younger than age 62 at the time the contract was continued. If the spouse elects to continue the contract and the Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the enhanced payout rates described above is based on the spouse's age when the spouse begins to take withdrawals.
For contracts issued with the LIS Plus II rider from July 19, 2010 through February 25, 2011, the following enhanced payout rates apply. If:
•	you take no withdrawals prior to age 62;
•	your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and
•	the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;
then the annual Annuity Payments under the LIS Plus II rider will equal or exceed 5.5% of the Income Base (calculated on the date the payments are determined).
Alternatively, if:
•	you take no withdrawals prior to age 60;
•	your Account Value is fully withdrawn or decreases to zero at or after your 60th birthday and there is an Income Base remaining; and
•	the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;
then the annual Annuity Payments under the LIS Plus II rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).
If you choose not to receive Annuity Payments as guaranteed under the LIS Plus II, you may elect any of the Annuity Options available under the contract.
Terminating the LIS Plus II Rider. Except as otherwise provided in the LIS Plus II rider, the rider will terminate upon the earliest of:
a)    The 30th day following the contract anniversary prior to your 91st birthday;
b)    The date you make a complete withdrawal of your Account Value (if there is an Income Base remaining you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);
c)    The date you elect to receive Annuity Payments under the contract and you do not elect to receive payments under the LIS Plus II (a pro rata portion of the rider charge will be assessed);
d)    Death of the Owner or Joint Owner (unless the spouse (age 89 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract;
e)    A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);
50

f)    The effective date of the Guaranteed Principal Option; or
g)    The date you assign your contract (a pro rata portion of the rider charge will be assessed).
If an Owner or Joint Owner dies and:
•	the spouse elects to continue the contract and the LIS Plus II rider under termination provision d) above; and
•	before the 10-year waiting period to exercise the LIS Plus II rider has elapsed, the LIS Plus II rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary prior to the spouse’s 91st birthday);
we will permit the spouse to exercise the LIS Plus II rider within the 30 days following the contract anniversary prior to his or her 91st birthday, even though the 10-year waiting period has not elapsed.
Under our current administrative procedures, we will waive the termination of the LIS Plus II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.
When the LIS Plus II rider terminates, the corresponding LIS Plus II rider charge terminates and the LIS Plus II investment allocation restrictions and any subsequent Purchase Payment restrictions will no longer apply.
Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With LIS Plus II
For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 72 (age 70 1⁄2, if you were born on or before June 30, 1949).
Used with the LIS Plus II rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Income Base on a proportionate basis. (Reducing the Income Base on a proportionate basis could have the effect of reducing or eliminating the value of Annuity Payments under the LIS Plus II rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.
Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see “Access to Your Money – Systematic Withdrawal Program”). In order to avoid taking withdrawals that could reduce the Income Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 5% of the Annual Increase Amount at the beginning of the Contract Year. Any amounts above 5% of the Annual Increase Amount that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect the LIS Plus II and enroll in the Systematic Withdrawal Program and elect to receive monthly payments totaling 5% of the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.
If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Income Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of Annuity Payments under the LIS Plus II rider.
To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.
(See Appendix E for examples illustrating the operation of the LIS Plus II.)
Description of LIS Plus I
In states where approved, the LIS Plus I was available with contracts issued before July 19, 2010.
LIS Plus I is identical to LIS Plus II, with the following exceptions:
51

(1)    The LIS Plus I Income Base and withdrawal adjustments are calculated as described above for LIS Plus II, except that the annual increase rate is 5% per year through the contract anniversary prior to the Owner's 91st birthday and 0% thereafter. Items (b) and (c) under “Annual Increase Rate” above (regarding required minimum distributions, the Automated Required Minimum Distribution Program, and the Systematic Withdrawal Program) do not apply to the calculation of the Income Base or the withdrawal adjustments under the LIS Plus I rider.
(2)    The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum.
(3)    The LIS Plus I payout rates are enhanced to be at least (a) 5.5% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 62; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed, or (b) 5% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed.
Current Restrictions on Subsequent Purchase Payments. Subsequent Purchase Payments under the LIS Plus I rider are restricted as described in “Purchase — Restrictions on Subsequent Purchase Payments — LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, and EDB II.”
For contracts issued with the LIS Plus I rider from February 24, 2009 through May 1, 2009, the following additional differences apply:
(4)	The annual increase rate is 6% through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter.
(5)	If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year, and if these withdrawals are paid to you (or the Annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year.
(6)	The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 through 90) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).
(7)	Different investment allocation restrictions apply. (See “Purchase — Investment Allocation Restrictions for Certain Riders.”)
(8)	If your Annual Increase Amount is reset due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.
(9)	The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum.
(10)	The LIS Plus I payout rates are enhanced to be at least (a) 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 62; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed, or (b) 5% of the Income Base (calculated on the date the payments are determined) if: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.
52

For contracts issued with the LIS Plus I rider on or before February 23, 2009, differences (4) through (8) above apply, and the following replaces differences (9) and (10):
(9)	The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.
(10)	The LIS Plus I payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.
Description of LIS
The LIS rider is no longer available for sale, effective for contracts issued based on applications and necessary information received at our Annuity Service Center on and after May 4, 2009. In states where approved, the LIS was available only for Owners up through age 75, and you could only elect the LIS at the time you purchased the contract. The LIS may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the Owner’s 85th birthday.
The LIS is otherwise identical to the LIS Plus I, with the following exceptions:
(1)    The rider charge for the LIS is lower (see “Expenses — Guaranteed Minimum Income Benefit — Rider Charge”).
(2)    The LIS Income Base is calculated as described above, except that, for purposes of calculating the Annual Increase Amount:
a.    the annual increase rate is 5% per year through the contract anniversary on or following the Owner’s 85th birthday and 0% thereafter, and
b.    the amount of total withdrawal adjustments for a Contract Year as calculated in paragraph (b)(ii) of the “Income Base” section of “Description of LIS Plus II” above will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in such Contract Year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year.
(3)    There is no Guaranteed Principal Option.
(4)    There is no Optional Step-Up feature.
(5)    The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).
(6)    The GMIB Annuity Table is the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum and LIS payout rates are not enhanced.
(7)    The following replaces termination provision a), above:
The 30th day following the contract anniversary prior to your 86th birthday.
(8)    The following replaces termination provision d), above:
Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.
(9)    If an Owner or Joint Owner dies and:
•	the spouse elects to continue the contract and the LIS rider under termination provision d) above; and
•	before the 10-year waiting period to exercise the LIS rider has elapsed, the LIS rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary prior to the spouse’s 86th birthday);
we will permit the spouse to exercise the LIS rider within the 30 days following the contract anniversary prior to his or her 86th birthday, even though the 10-year waiting period has not elapsed.
(10)  The following replaces termination provision e), above:
53

A change for any reason of the Owner or Joint Owner, or the Annuitant if a non-natural person owns the contract. Currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract.
(11)  Termination provisions f) and g), above, do not apply.
(12)  There are no limitations to how you may allocate your Purchase Payments and Account Value among the Investment Portfolios, and you may participate in the Dollar Cost Averaging (DCA) program.
(13)    Subsequent Purchase Payments are not currently restricted under the LIS rider.
(See Appendix E for examples illustrating the operation of the LIS.)
Guaranteed Withdrawal Benefits
We offered optional guaranteed withdrawal benefit (GWB) riders for an additional charge. There are three guaranteed withdrawal benefit riders under this contract: Lifetime Withdrawal Guarantee II (LWG II), Lifetime Withdrawal Guarantee I (LWG I) and Guaranteed Withdrawal Benefit I (GWB I). The guaranteed withdrawal benefit riders are no longer available for sale.
There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may have become available (or unavailable) in different states at different times. If you have been issued a contract with a guaranteed withdrawal benefit rider, please check your contract and rider for the specific provisions applicable to you.
Each of the guaranteed withdrawal benefit riders guarantees that the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any Contract Year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the Purchase Payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1⁄2, the Lifetime Withdrawal Guarantee riders guarantee income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1⁄2 at continuation), even after the entire amount of Purchase Payments has been returned. (See “Description of the Lifetime Withdrawal Guarantee II” below.)
If you purchased a guaranteed withdrawal benefit rider, you must have elected one version at the time you purchased the contract, prior to age 81. You may not have this benefit and an LIS rider or the Enhanced Death Benefit II rider in effect at the same time. Once elected, these riders may not be terminated except as stated below.
Facts About Guaranteed Withdrawal Benefit Riders
Managing Withdrawals. The rider guarantees may be reduced if your annual withdrawals are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Benefit Base (as described below) under the GWB I rider, and the Remaining Guaranteed Withdrawal Amount (as described below) under the Lifetime Withdrawal Guarantee riders, cannot be taken as a lump sum. (However, if you cancel a Lifetime Withdrawal Guarantee rider after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your Account Value to the Purchase Payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See “Description of the Lifetime Withdrawal Guarantee II — Cancellation and Guaranteed Principal Adjustment” below.) Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first Contract Year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of Purchase Payments that exceed the free withdrawal amount. (See “Expenses — Withdrawal Charge.”) Withdrawal charges will also apply to withdrawals of purchase payments that exceed the free withdrawal amount. (See “Expenses — Withdrawal Charge.”)
If in any Contract Year you take cumulative withdrawals that exceed the Annual Benefit Payment, the total payments that the guaranteed withdrawal benefit riders guarantee that you or your Beneficiary will receive from the contract over time may be less than the initial Guaranteed Withdrawal Amount for the GWB I or the initial Total Guaranteed
54

Withdrawal Amount for the Lifetime Withdrawal Guarantee riders. This reduction may be significant and means that return of your Purchase Payments may be lost. The rider charge will continue to be deducted and calculated based on the Guaranteed Withdrawal Amount for the GWB I or the Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee riders until termination of the rider.
Rider Charges. If a Lifetime Withdrawal Guarantee rider is in effect, we will continue to assess the Lifetime Withdrawal Guarantee rider charge even in the case where your Remaining Guaranteed Withdrawal Amount, as described below, equals zero. However, if the GWB I rider is in effect, we will not continue to assess the GWB I rider charge if your Benefit Base, as described below, equals zero.
Withdrawal Charge. We will apply a withdrawal charge to withdrawals from Purchase Payments of up to 7% of Purchase Payments taken in the first seven years following receipt of the applicable Purchase Payment. (See “Expenses — Withdrawal Charge — Free Withdrawal Amount” and “Access to Your Money — Systematic Withdrawal Program.”)
Taxes. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1⁄2, a 10% federal tax penalty may apply.
Tax Treatment. The tax treatment of withdrawals under the GWB riders is uncertain. It is conceivable that the amount of potential gain could be determined based on the Benefit Base (Remaining Guaranteed Withdrawal Amount under the Lifetime Withdrawal Guarantee riders) at the time of the withdrawal, if the Benefit Base for the GWB I or the Remaining Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee riders is greater than the Account Value (prior to withdrawal charges, if applicable). This could result in a greater amount of taxable income reported under a withdrawal and conceivably a limited ability to recover any remaining basis if there is a loss on surrender of the contract. Consult your tax advisor prior to purchase.
Lifetime Withdrawal Guarantee, GWB, and Decedent Contracts. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are “stretching” the distributions under the IRS required distribution rules, you may not purchase the Lifetime Withdrawal Guarantee rider. Upon your death, however, any remaining benefits may need to be accelerated to comply with IRS rules.
Note that the GWB I rider is not available for purchase by a Beneficiary under a decedent’s Non-Qualified Contract.
(See Appendix F for examples of the GWB.)
Description of the Lifetime Withdrawal Guarantee II
The Lifetime Withdrawal Guarantee II rider is no longer available for sale.
Total Guaranteed Withdrawal Amount. While the Lifetime Withdrawal Guarantee II rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the Total Guaranteed Withdrawal Amount. The initial Total Guaranteed Withdrawal Amount is equal to your initial Purchase Payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by each additional Purchase Payment. If you take a withdrawal that does not exceed the Annual Benefit Payment (see “Annual Benefit Payment” below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, you take a withdrawal that results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment, then we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the entire withdrawal (including any applicable withdrawal charges) reduced the Account Value. We refer to this type of withdrawal as an Excess Withdrawal. This reduction may be significant, particularly when the Account Value is lower than the Total Guaranteed Withdrawal Amount (see “Managing Your Withdrawals” below). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals.
Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount is the remaining amount you are guaranteed to receive over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial Total Guaranteed Withdrawal Amount. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional Purchase Payments, and we decrease the Remaining
55

Guaranteed Withdrawal Amount by withdrawals. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount, dollar-for-dollar, by the amount of the Non-Excess Withdrawal (including any applicable withdrawal charges). If, however, you take an Excess Withdrawal, then we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal (including any applicable withdrawal charges) reduces the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Remaining Guaranteed Withdrawal Amount (see “Managing Your Withdrawals” below). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals. As described below under “Annual Benefit Payment,” the Remaining Guaranteed Withdrawal Amount is the total amount you are guaranteed to receive over time if you take your first withdrawal before the Owner or older Joint Owner (or the Annuitant if the Owner is a non-natural person) is age 59 1⁄2. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the Lifetime Withdrawal Guarantee (see “Additional Information” below).
7.25% Compounding Income Amount. On each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-Up if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.
Automatic Annual Step-Up. On each contract anniversary prior to the Owner's 91st birthday, an Automatic Annual Step-Up will occur, provided that the Account Value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).
The Automatic Annual Step-Up:
•	resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Value on the date of the step-up, up to a maximum of $10,000,000, regardless of whether or not you have taken any withdrawals;
•	resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older); and
•	may reset the LWG II rider charge to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge (1.25% for the Single Life version or 1.50% for the Joint Life version) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.
In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current LWG II rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make Purchase Payments that would cause your Account Value to approach $10,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.
If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version
56

to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.
Annual Benefit Payment. The initial Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional Purchase Payments, the 7.25% Compounding Income Amount, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older).
It is important to note:
•	If you take your first withdrawal before the date you reach age 59 1⁄2, we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Value declines to zero. This means if your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your Purchase Payments even if your Account Value declines to zero due to market performance, so long as you do not take Excess Withdrawals; however, you will not be guaranteed income for the rest of your life.
•	If you take your first withdrawal on or after the date you reach age 59 1⁄2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1⁄2 at continuation), even if your Remaining Guaranteed Withdrawal
Amount and/or Account Value declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, we will pay to you the remaining Annual Benefit Payment, if any, not yet withdrawn during that Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year for the rest of your life (and your spouse’s life, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1⁄2 at continuation). Therefore, you will be guaranteed income for life.
•	If you take your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older, your Annual Benefit payment will be set equal to a 6% Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount.
•	If you have elected the LWG II, you should carefully consider when to begin taking withdrawals. If you begin taking withdrawals too soon, you may limit the value of the LWG II. For example, we no longer increase your Total Guaranteed Withdrawal Amount by the 7.25% Compounding Income Amount once you make your second withdrawal. However, if you delay taking withdrawals for too long, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.
•	You have the option of receiving withdrawals under the LWG II rider or receiving payments under an annuity income option. You should consult with your financial representative when deciding how to receive income under this contract. In making this decision, you should consider many factors, including the relative amount of current income provided by the two options, the potential ability to receive higher future payments through potential increases to the value of the LWG II (as described below), your potential need to make additional withdrawals in the future, and the relative values to you of the death benefits available prior to and after annuitization. (See “Lifetime Withdrawal Guarantee and Annuitization” below.)
57

Managing Your Withdrawals. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. If you do take an Excess Withdrawal, we will recalculate the Total Guaranteed Withdrawal Amount and reduce the Annual Benefit Payment to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older).
In addition, as noted above, if you take an Excess Withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value. These reductions in the Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount may be significant. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Account Value to decline to zero. An Excess Withdrawal that reduces the Account Value to zero will terminate the contract.
If you take an Excess Withdrawal in a Contract Year, you may be able to reduce the impact of the Excess Withdrawal on your Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount by making two separate withdrawals (on different days) instead of a single withdrawal. The first withdrawal should be equal to your Annual Benefit Payment (or remaining Annual Benefit Payment if withdrawals have already occurred in the Contract Year); this withdrawal will not reduce your Total Guaranteed Withdrawal Amount (and Annual Benefit Payment) and it will reduce your Remaining Guaranteed Withdrawal Amount dollar-for-dollar by the amount of the withdrawal. The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or remaining Annual Benefit Payment); this withdrawal will reduce your Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value. For an example of taking multiple withdrawals in this situation, see Appendix F, “A. Lifetime Withdrawal Guarantee – 2. When Withdrawals Do Exceed the Annual Benefit Payment – a. Lifetime Withdrawal Guarantee II – Proportionate Reduction.”
You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older), you cannot withdraw 3% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 7% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.
Required Minimum Distributions. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 72 (age 70 1⁄2, if you were born on or before June 30, 1949). These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, after the first Contract Year, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. You must be enrolled only in the Automated Required Minimum Distribution Program to qualify for this increase in the Annual Benefit Payment. You may not be enrolled in any other systematic withdrawal program. The frequency of your withdrawals must be annual. The Automated Required Minimum Distribution Program is based on information relating to this contract
58

only. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.
Investment Allocation Restrictions. If you elect the LWG II rider, there are certain investment allocation restrictions. Please see “Purchase — Investment Allocation and Other Purchase Payment Restrictions for LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, and EDB II.” If you elect the LWG II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.
Current Restrictions on Subsequent Purchase Payments. Subsequent Purchase Payments under the LWG II rider are restricted as described in “Purchase — Restrictions on Subsequent Purchase Payments — LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, and EDB II.”
Joint Life Version. A Joint Life version of the LWG II rider was available for a charge of 0.85% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.50%). (See “Automatic Annual Step-Up” above.) Like the Single Life version of the LWG II rider, the Joint Life version must be elected at the time you purchase the contract, and the Owner (or older Joint Owner) must be age 80 or younger. Under the Joint Life version, when the Owner of the contract dies (or when the first Joint Owner dies), the LWG II rider will automatically remain in effect only if the spouse is the primary Beneficiary and elects to continue the contract under the spousal continuation provisions. (See “Death Benefit — Spousal Continuation.”) This means that if you purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary Beneficiary at the time of your death, he or she will not be eligible to receive payments under the LWG II rider. If the spouse is younger than age 59 1⁄2 when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1⁄2 or older when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. If the first withdrawal was taken before the contract Owner died (or before the first Joint Owner died), the Withdrawal Rate upon continuation of the contract and LWG II rider by the spouse will be based on the age of the contract Owner, or older Joint Owner, at the time the first withdrawal was taken (see “Annual Benefit Payment” above).
In situations in which a trust is both the Owner and Beneficiary of the contract, the Joint Life version of the LWG II would not apply.
Cancellation and Guaranteed Principal Adjustment. You may elect to cancel the LWG II rider on the contract anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the LWG II rider will terminate, we will no longer deduct the LWG II rider charge, and the investment allocation restrictions described in “Purchase — Investment Allocation and Other Purchase Payment Restrictions for LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, and EDB II” will no longer apply. The variable annuity contract, however, will continue.
If you cancel the LWG II rider on the fifteenth contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:
(a)    is Purchase Payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in Account Value attributable to any partial withdrawals taken (including any applicable withdrawal charges) and
(b)    is the Account Value on the date of cancellation.
The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. The Guaranteed Principal Adjustment will never be less than zero.
Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making Purchase
59

Payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due. Therefore, the LWG II may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the LWG II for its Guaranteed Principal Adjustment feature.
Termination of the Lifetime Withdrawal Guarantee II Rider. The Lifetime Withdrawal Guarantee II rider will terminate upon the earliest of:
(1)    the date of a full withdrawal of the Account Value (you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met) (a pro rata portion of the rider charge will be assessed);
(2)    the date all of the Account Value is applied to an Annuity Option (a pro rata portion of the rider charge will be assessed);
(3)    the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the Account Value and your contract is thereby terminated (whatever Account Value is available will be applied to pay the rider charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);
(4)    death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary Beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;
(5)    change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);
(6)    the effective date of the cancellation of the rider;
(7)    termination of the contract to which the rider is attached, other than due to death (a pro rata portion of the rider charge will be assessed); or
(8)    the date you assign your contract (a pro rata portion of the rider charge will be assessed).
Under our current administrative procedures, we will waive the termination of the LWG II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.
Once the rider is terminated, the LWG II rider charge will no longer be deducted and the LWG II investment allocation restrictions will no longer apply.
Additional Information. The LWG II rider may affect the death benefit available under your contract. If the Owner or Joint Owner should die while the LWG II rider is in effect, an alternate death benefit amount will be calculated under the LWG II rider that can be taken in a lump sum. The LWG II death benefit amount that may be taken as a lump sum will be equal to total Purchase Payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your contract, and if you made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract’s death benefit will apply.
Alternatively, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The Beneficiary's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 or if required by applicable tax law (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the LWG II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit
60

Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary’s estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) of a Non-Qualified Contract dies prior to the “annuity starting date” (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.
If the Contract is a Qualified Contract, the tax rules that apply upon your death are similar, but differ in some material respects, from the tax rules for Non-Qualified Contracts. (See “Federal Income Tax Status.”)
We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other Qualified Contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the LWG II rider because (1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the LWG II rider charge; or (3) the contract Owner dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract, you may not make additional Purchase Payments under the contract.
Lifetime Withdrawal Guarantee and Annuitization. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see “Annuity Payments (The Income Phase)”), or you must make a complete withdrawal of your Account Value. Annuitization may provide higher income amounts than the payments under the LWG II rider, depending on the applicable annuity option rates and your Account Value on the Annuity Date.
If you annuitize at the latest date permitted, you must elect one of the following options:
(1)    Annuitize the Account Value under the contract’s annuity provisions.
(2)    If you took withdrawals before age 59 1⁄2, and therefore you are not eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.
(3)    If you are eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until your death (or the later of you and your spousal Beneficiary’s death for the Joint Life version). If you (or you and your spousal Beneficiary for the Joint Life version) die before the Remaining Guaranteed Withdrawal Amount is depleted, your Beneficiaries will continue to receive payments equal to the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.
If you do not select an Annuity Option or elect to receive payments under the LWG II rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the LWG II rider.
Description of the Lifetime Withdrawal Guarantee I
The Lifetime Withdrawal Guarantee I rider is identical to the Lifetime Withdrawal Guarantee II, with the exceptions described below.
Total Guaranteed Withdrawal Amount. The maximum Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and
61

take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.
Remaining Guaranteed Withdrawal Amount. The maximum Remaining Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal regardless of whether it is an Excess or Non-Excess withdrawal. However, if the withdrawal is an Excess Withdrawal, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal for withdrawals that are Non-Excess Withdrawals and for Excess Withdrawals, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.
Compounding Income Amount. If you elect the Lifetime Withdrawal Guarantee I rider, on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 5% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase. We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. On the other hand, if you elect the LWG II rider, on each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal
Amount and Remaining Guaranteed Withdrawal Amount before such increase.
Annual Benefit Payment. Under the Lifetime Withdrawal Guarantee I, the Annual Benefit Payment is set equal to the Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (there is no 6% Withdrawal Rate for taking later withdrawals).
Automatic Annual Step-Up. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs. Automatic Annual Step-Ups may occur on each contract anniversary prior to the Owner's 86th birthday.
Termination. Termination provision (8) under “Termination of the Lifetime Withdrawal Guarantee II Rider” does not apply to the Lifetime Withdrawal Guarantee I rider.
Rider Charge. The charge for the Lifetime Withdrawal Guarantee I rider is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see “Expenses — Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit — Rider Charge”).
Investment Allocation Restrictions. If you elect the Lifetime Withdrawal Guarantee I rider, you are limited to allocating your Purchase Payments and Account Value among the Fixed Account and the following Investment Portfolios:
(a)	AB Global Dynamic Allocation Portfolio
(b)	AQR Global Risk Balanced Portfolio
(c)	BlackRock Global Tactical Strategies Portfolio
(d)	BlackRock Ultra-Short Term Bond Portfolio
(e)	Brighthouse Asset Allocation 20 Portfolio
(f)	Brighthouse Asset Allocation 40 Portfolio
62

(g)	Brighthouse Asset Allocation 60 Portfolio
(h)	Brighthouse Asset Allocation 80 Portfolio
(i)	Brighthouse Balanced Plus Portfolio
(j)	Invesco Balanced-Risk Allocation Portfolio
(k)	JPMorgan Global Active Allocation Portfolio
(l)	MetLife Aggregate Bond Index Portfolio
(m)	MetLife Multi-Index Targeted Risk Portfolio
(n)	PanAgora Global Diversified Risk Portfolio
(o)	Schroders Global Multi-Asset Portfolio
(p)	SSGA Growth and Income ETF Portfolio
(q)	SSGA Growth ETF Portfolio
(r)	Western Asset Management Government Income Portfolio
You may also elect to participate in the DCA or EDCA programs, provided that your destination Investment Portfolios are one or more of the above listed Investment Portfolios.
Current Restrictions on Subsequent Purchase Payments. Subsequent Purchase Payments under the Lifetime Withdrawal Guarantee I rider are restricted as described in “Purchase — Restrictions on Subsequent Purchase Payments for GMIB, GWB I, and Lifetime Withdrawal Guarantee I.”
Description of the Guaranteed Withdrawal Benefit I
The Guaranteed Withdrawal Benefit I (GWB I) rider is no longer available for sale.
Benefit Base. At issue, the Guaranteed Withdrawal Amount is the maximum total amount of money that you are guaranteed to receive over time under the GWB I rider. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial Purchase Payment. At any subsequent point in time, the Benefit Base is the remaining amount of money that you are guaranteed to receive through annual withdrawals under the GWB I rider. Your initial Benefit Base is set at an amount equal to your initial Purchase Payment. Your Benefit Base will change with each Purchase Payment made. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your Account Value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.
The Benefit Base is equal to:
•	Your initial Purchase Payment;
•	Increased by each subsequent Purchase Payment made;
•	Less the amount of any withdrawals; provided, however, that if a withdrawal from your contract is not payable to the contract Owner or contract Owner's bank account (or to the Annuitant or Annuitant's bank account, if the Owner is a non-natural person), or results in cumulative withdrawals (including any applicable withdrawal charge) for the current Contract Year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the Account Value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base after the decrease for the withdrawal and your Account Value after the decrease for the withdrawal.
Annual Benefit Payment. The Annual Benefit Payment is the maximum amount of your Benefit Base you may withdraw each Contract Year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB Withdrawal Rate (5%). The Annual Benefit Payment is reset after each subsequent Purchase Payment to the greater of: (1) the Annual Benefit Payment before the subsequent Purchase Payment and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent Purchase Payment. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.
Managing Your Withdrawals. It is important that you carefully manage your annual withdrawals. To retain the GWB I guarantees, your annual withdrawals (including any applicable withdrawal charge) cannot exceed the Annual Benefit Payment each Contract Year. We refer to withdrawals during a Contract Year that exceed the Annual Benefit Payment as Excess Withdrawals. You should not take Excess Withdrawals. If you do take an Excess Withdrawal, or if a withdrawal is not payable to the contract Owner or contract Owner's bank account (or to the Annuitant or Annuitant's bank account, if the Owner is a non-natural person), the Annual Benefit Payment will be recalculated and may be reduced. This reduction may be significant. The new Annual Benefit Payment will equal the lower of: (1) the Annual Benefit Payment before the withdrawal and (2) your
63

Account Value after the decrease for the withdrawal (including any applicable withdrawal charge) multiplied by the GWB Withdrawal Rate. Because the GWB I rider charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused as a result of an Excess Withdrawal results in an increase in the cost of the rider relative to the benefits you will receive.
You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 5% of your Benefit Base and you withdraw 3% one year, you cannot then withdraw 7% the next year without exceeding your Annual Benefit Payment.
Required Minimum Distributions. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 72 (age 70 1⁄2, if you were born on or before June 30, 1949). These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, after the first Contract Year, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. You must be enrolled in the Automated Required Minimum Distribution Program to qualify for this increase in Annual Benefit Payment. The frequency of your withdrawals must be annual. The Automated Required Minimum Distribution Program is based on information relating to this contract only. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.
Guaranteed Withdrawal Amount. We assess the GWB I rider charge as a percentage of the Guaranteed Withdrawal Amount, which is initially set at an amount equal to your initial Purchase Payment. The Guaranteed Withdrawal Amount may increase with additional Purchase Payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of:
(1) the Guaranteed Withdrawal Amount before the Purchase Payment and (2) the Benefit Base after the Purchase Payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. If your Guaranteed Withdrawal Amount increases, the amount of the GWB I rider charge we deduct will increase since the charge is a percentage of your Guaranteed Withdrawal Amount.
Cancellation. You (or your spouse, upon spousal continuation of the contract) may elect to cancel the GWB I rider in accordance with our administrative procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following the 5th contract anniversary. Such cancellation will take effect upon our receipt of the request. Otherwise, the rider may not be canceled. If canceled, the GWB I rider will terminate and we will no longer deduct the GWB I rider charge. The variable annuity contract, however, will continue. If you cancel the GWB I rider, you may not re-elect it.
Termination. The GWB I rider will terminate upon the earliest of:
(1)    the date you make a full withdrawal of your Account Value;
(2)    the date you apply all of your Account Value to an Annuity Option;
(3)    the date there are insufficient funds to deduct the GWB I rider charge from your Account Value (whatever Account Value is available will be applied to pay the annual GWB I rider charge);
(4)    the date we receive due proof of the Owner's death and a Beneficiary claim form, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the Annuitant dies if the Owner is a non-natural person; note: (a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the GWB I rider is in effect at the time of continuation), all terms and conditions of the GWB I rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the Owner's death and a Beneficiary claim form (from certain Beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the GWB I rider charge until we receive this information;
64

(5)    a change of the Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) for any reason (currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract);
(6)    the termination of your contract; or
(7)    the effective date of the cancellation of the GWB I rider.
Additional Information. If you take a full withdrawal of your Account Value and the withdrawal does not exceed the Annual Benefit Payment, or your Account Value is reduced to zero because you do not have a sufficient Account Value to pay the GWB I rider charge and your Benefit Base after the withdrawal is more than zero, we will commence making payments to the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the Joint Owner (or the Annuitant if the Owner is a non-natural person) dies while these payments are being made, your Beneficiary will receive these payments. No other death benefit will be paid.
If you cancel the rider or apply your entire Account Value to an Annuity Option, we will not deduct the GWB I rider charge from your Account Value after we deduct the charge on the effective date of the cancellation or the application of your Account Value to an Annuity Option. We will not pay any benefits as a result of the rider on or after the effective date of the cancellation or the application of your Account Value to an Annuity Option.
If the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while the GWB I rider is in effect, your Beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefit. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the GWB I rider.
If the Beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis
(or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, where the Owner is not a natural person) dies prior to the “annuity starting date” (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.
We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the GWB I rider because: (1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the GWB I rider charge; or (3) the contract Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional Purchase Payments under the contract.
Current Restrictions on Subsequent Purchase Payments. Subsequent Purchase Payments under the GWB I rider are restricted as described in “Restrictions on Subsequent Purchase Payments for GMIB, GWB I, and Lifetime Withdrawal Guarantee I.”
GWB and Annuitization. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to
65

the latest date permitted, and that date is reached, your contract must be annuitized (see “Annuity Payments (The Income Phase)”), or you must make a complete withdrawal of your Account Value.
If you annuitize at the latest date permitted, you must elect one of the following options:
(1)    Annuitize the Account Value under the contract’s annuity provisions.
(2)    Elect to receive the Annual Benefit Payment under the GWB I rider paid each year until the Benefit Base is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Benefit Base to zero.
If you do not select an Annuity Option or elect to receive payments under the GWB I rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the GWB I rider.
PERFORMANCE
We periodically advertise subaccount performance relating to the Investment Portfolios. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the Investment Portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge, or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, withdrawal charges, applicable optional rider charges, and the Investment Portfolio expenses.
For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding Investment Portfolios for the periods commencing from the date on which the particular Investment Portfolio was made available through the Separate Account.
In addition, the performance for the Investment Portfolios may be shown for the period commencing from the inception date of the Investment Portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.
We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the Investment Portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.
We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific Investment Portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying Investment Portfolios.
You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.
DEATH BENEFIT
Upon Your Death
If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary (or Beneficiaries). If you die during the Income Phase (after you begin receiving Annuity Payments), there is no death benefit, however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary(ies) (see “Annuity Payments (The Income Phase)” for more information). The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, depending on availability in your state, you can select the optional Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider, or the Enhanced Death Benefit II rider. You can also select the Additional Death Benefit — Earnings Preservation Benefit. If you are age 79 or younger at the effective date of your contract, you may select the Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider or the Earnings
66

Preservation Benefit. If you are age 75 or younger at the effective date of your contract, you may select the Enhanced Death Benefit II rider. For contracts issued prior to May 1, 2004, the Annual Step-Up is the standard death benefit for your contract.
The death benefits are described below. There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your financial representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.
The death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until the Beneficiary (or the first Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk.
Where there are multiple Beneficiaries, any guaranteed death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the guaranteed death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the contract's Account Value an amount equal to the difference between the death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. The remaining death benefit amounts are held in the Investment Portfolios until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit and are subject to investment risk until we receive his/her necessary documentation.
If you have a Joint Owner, the death benefit will be paid when the first Owner dies. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.
If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit. If there are Joint Owners, the age of the oldest Owner will be used to determine the death benefit amount.
If we are presented with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.
Standard Death Benefit — Principal Protection
The death benefit will be the greater of:
(1)    the Account Value; or
(2)    total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge).
If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: “the Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date.”
In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount under the Principal Protection death benefit will be determined in accordance with (1) or (2) above.
(See Appendix G for examples of the Principal Protection death benefit rider.)
Optional Death Benefit — Annual Step-Up
You may select the Annual Step-Up death benefit rider if you are age 79 or younger at the effective date of your contract.
If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:
(1)    the Account Value; or
(2)    total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge); or
(3)    the highest anniversary value, as defined below.
67

On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.
If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:
•	Subsection (2) is changed to provide: “The Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of change of Owner, and reduced proportionately by the percentage reduction in Account Value (including any applicable withdrawal charge) attributable to each partial withdrawal made after such date.”
•	For subsection (3), the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the change of Owner. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.
In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount under the Annual Step-Up death benefit is equal to the greatest of (1), (2) or (3).
(See Appendix G for examples of the Annual Step-Up death benefit rider.)
Optional Death Benefit — Enhanced Death Benefit II
In states where approved, you may select the Enhanced Death Benefit II (EDB II) rider (subject to investment allocation restrictions) if you are age 75 or younger at the effective date of your contract and you have not elected any other living benefit rider or death benefit rider. The EDB II rider is referred to in your contract and rider as the “Guaranteed Minimum Death Benefit” or GMDB.
Description of Enhanced Death Benefit II. If you select the EDB II, the amount of the death benefit will be the greater of:
(1)    the Account Value; or
(2)    the Death Benefit Base.
The Death Benefit Base provides protection against adverse investment experience. It guarantees that the death benefit will not be less than the greater of: (1) the highest Account Value on any anniversary (adjusted for withdrawals), or (2) the amount of your initial investment (adjusted for withdrawals), accumulated at 5% per year.
The Death Benefit Base is the greater of (a) or (b) below:
(a)    Highest Anniversary Value: On the date we issue your contract, the Highest Anniversary Value is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal. The percentage reduction in Account Value is the dollar amount of the withdrawal (including any applicable withdrawal charge) divided by the Account Value immediately preceding such withdrawal. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated to equal the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.
(b)    Annual Increase Amount: On the date we issue your contract, the Annual Increase Amount is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:
(i)    is Purchase Payments accumulated at the annual increase rate (as defined below) from the date the Purchase Payment is made; and
68

(ii)    is withdrawal adjustments (as defined below) accumulated at the annual increase rate.
The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See “Optional Step-Up” below for a feature that can be used to reset the Annual Increase Amount to the Account Value.
Annual Increase Rate. As noted above, we calculate a Death Benefit Base under the EDB II rider that helps determine the amount of the death benefit. One of the factors used in calculating the Death Benefit Base is called the “annual increase rate.”
Through the contract anniversary immediately prior to the Owner’s 91st birthday, the annual increase rate is the greater of:
(a)    5%; or
(b)    the required minimum distribution rate (as defined below).
Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.
The required minimum distribution rate equals the greater of:
(1)    the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year;
(2a)    if you enroll only in the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or
(2b)    if you enroll in both the Systematic Withdrawal Program and the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5% (item
(a) above) of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.
On the first contract anniversary, “at the beginning of the Contract Year” means on the issue date; on a later contract anniversary, “at the beginning of the Contract Year” means on the prior contract anniversary. All Purchase Payments received within 120 days of the issue date are treated as part of the initial Purchase Payment for this purpose, and therefore are included in the Annual Increase Amount on the issue date, instead of being treated as subsequent Purchase Payments (see “Description of EDB II – Death Benefit Base – Annual Increase Amount”).
See “Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With EDB II” below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.
If item (b) above (the required minimum distribution rate) is greater than item (a) above, and your total withdrawals during a Contract Year, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year, exceed the required minimum distribution rate, the required minimum distribution rate is not used to calculate the annual increase rate, and the annual increase rate will be reduced to 5% (item (a) above). Therefore, the annual increase rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of the death benefit under the Enhanced Death Benefit rider.
After the contract anniversary immediately prior to the Owner’s 91st birthday, the annual increase rate is 0%.
Withdrawal Adjustments. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):
(a)    The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase
69

Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal (including any applicable withdrawal charge); or
(b)    (1) if total withdrawals in a Contract Year are not greater than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year; (2) if the withdrawals occur before the contract anniversary immediately prior to your 91st birthday; and (3) if these withdrawals are payable to the Owner (or the Annuitant, if the Owner is a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (a) immediately above and will be treated as though the corresponding withdrawals occurred at the end of that Contract Year.
As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal (including any applicable withdrawal charge) reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of the death benefit under the Enhanced Death Benefit rider. Complying with the three conditions described in (b) immediately above (including limiting your cumulative withdrawals during a Contract Year to not more than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year) will result in dollar-for-dollar treatment of the withdrawals.
The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner’s 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). The Annual Increase Amount does not change after the contract anniversary immediately preceding the Owner’s 91st birthday, except that it is increased for each subsequent Purchase Payment and reduced by the withdrawal adjustments described above.
(See Appendix G for examples of the calculation of the Death Benefit Base, including the Highest Anniversary Value, the Annual Increase Amount, the annual increase rate, and the withdrawal adjustments.)
Taxes. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1⁄2, a 10% federal tax penalty may apply.
Optional Step-Up. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the annual increase rate on the Annual Increase Amount (5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. However, if you elect to reset the Annual Increase Amount, we may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.
An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the Optional Step-Up; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.
You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which an Optional Step-Up may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new
70

election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)
We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.
The Optional Step-Up:
(1)    resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election; and
(2)    may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.
In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.
On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the Optional Step-Up.
Investment Allocation Restrictions. For a detailed description of the EDB II investment allocation restrictions, see “Purchase — Investment Allocation and Other Purchase Payment Restrictions for LIS Plus II, LIS Plus I, LWG II and EDB II Riders.”
If you elect the EDB II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.
Current Restrictions on Subsequent Purchase Payments. Subsequent Purchase Payments under the EDB II rider are restricted as described in “Purchase — Restrictions on Subsequent Purchase Payments — LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, and EDB II.”
Terminating the EDB II Rider. The rider will terminate upon the earliest of:
a)    The date you make a total withdrawal of your Account Value (a pro rata portion of the rider charge will be assessed);
b)    The date there are insufficient funds to deduct the rider charge from your Account Value;
c)    The date you elect to receive Annuity Payments under the contract (a pro rata portion of the rider charge will be assessed);
d)    A change of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);
e)    The date you assign your contract (a pro rata portion of the rider charge will be assessed);
f)    The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or
g)    Termination of the contract to which this rider is attached.
Under our current administrative procedures, we will waive the termination of the EDB II if you assign a portion of the
71

contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.
The EDB II Rider and Annuitization. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see “Annuity Payments (The Income Phase)”), or you must make a complete withdrawal of your Account Value. Generally, once your contract is annuitized, you are ineligible to receive the death benefit selected. However, for contracts purchased with an EDB II rider, if you annuitize at the latest date permitted, you must elect one of the following options:
(1) Annuitize the Account Value under the contract’s annuity provisions; or
(2) Elect to receive annuity payments determined by applying the Death Benefit Base to the greater of the guaranteed Annuity Option rates for this contract at the time of purchase or the current Annuity Option rates applicable to this class of contract. If you die before the complete return of the Death Benefit Base, your Beneficiary will receive a lump sum equal to the death benefit determined at annuitization less Annuity Payments already paid to the Owner.
If you fail to select one of the above options, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option, unless the payment under option (2) above is greater, in which case we will apply option (2) to your contract.
(See Appendix G for examples of the Enhanced Death Benefit.)
Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With EDB II
For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1⁄2.
Used with the EDB II rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Death Benefit Base on a proportionate basis. (Reducing the Death Benefit Base on a proportionate basis could have the effect of reducing or eliminating the value of the death benefit provided by the EDB II rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.
Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see “Access to Your Money – Systematic Withdrawal Program”). In order to avoid taking withdrawals that could reduce the Death Benefit Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 5% of the Annual Increase Amount at the beginning of the Contract Year with the EDB II. Any amounts above 5% of the Annual Increase Amount that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect EDB II, enroll in the Systematic Withdrawal Program, and elect to receive monthly payments totaling 5% of the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.
If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Death Benefit Base being reduced on a proportionate basis, and have the effect of reducing or
72

eliminating the value of the death benefit provided by the EDB II rider.
To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.
Optional Death Benefit — Compounded-Plus
You may select the Compounded-Plus death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Compounded-Plus death benefit rider, the death benefit will be the greater of:
(1)    the Account Value; or
(2)    the greater of (a) or (b) below:
(a)    Highest Anniversary Value: On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.
(b)    Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial Purchase Payment. Thereafter, the annual increase amount is equal to (i) less (ii), where:
(i)	is Purchase Payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and
(ii)	is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal (including any applicable withdrawal charge).
If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2) above:
(a)    for the highest anniversary value, the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the Owner change; and
(b)    for the annual increase amount, the current annual increase amount will be reset to equal your Account Value as of the effective date of the Owner change. For purposes of the calculation of the annual increase amount thereafter, the Account Value on the effective date of the Owner change will be treated as the initial Purchase Payment and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.
In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount is equal to the greater of (1) or (2).
(See Appendix G for examples of the Compounded-Plus death benefit rider.)
Additional Death Benefit — Earnings Preservation Benefit
You may select the Additional Death Benefit — Earnings Preservation Benefit if you are age 79 or younger at the effective date of your contract.
The Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the Owner or Joint Owner. In certain situations, this benefit may not be available for qualified plans (check with your financial representative for details).
Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the “benefit percentage” (determined in accordance with the table below) times the result of (a) - (b), where:
(a)	is the death benefit under your contract; and
(b)	is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.
73

On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the “benefit percentage” (determined in accordance with the table below) times the result of (a) - (b), where:
(a)	is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge); and
(b)	is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.

Issue Age	Benefit Percentage
Ages 69 or younger	40%
Ages 70-79	25%
Ages 80 and above	0%
If the Owner is a natural person and the Owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above “total Purchase Payments not withdrawn” will be reset to equal the Account Value as of the effective date of the Owner change, and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.
In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal Beneficiary. Alternatively, the spousal Beneficiary may elect to have the additional death benefit determined and added to the Account Value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).
General Death Benefit Provisions
As described above, the death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until a Beneficiary submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment
Portfolios and is subject to investment risk. This risk is borne by the Beneficiary.
Please check with your financial representative regarding the availability of the following in your state.
A Beneficiary must elect the death benefit to be paid under one of the payment options (unless the Owner has previously made the election). All options must comply with applicable federal income tax rules. The tax rules are complex and differ for Non-Qualified Contracts and Qualified Contracts. As a general matter, the entire death benefit must be paid within five years (or in some cases 10 years for Qualified Contracts) of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. Generally, the payments under such an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. For Non-Qualified Contracts, payment must begin within one year of the date of death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death.
We may also offer a payment option, subject to the requirements of tax law, for both Non-Qualified Contracts and certain Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions that are taken as withdrawals from Individual Retirement Accounts. Such payment option may be limited to certain categories of beneficiaries. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Your Beneficiary may choose any optional death benefit available under the new contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed in accordance with applicable tax law requirements. In some cases, this will require that the proceeds be distributed more rapidly than the method of distribution in effect at the time of your Beneficiary's death. (See “Federal Income Tax Status.”) To the extent permitted under the tax law, and in accordance with our procedures, your designated Beneficiary is permitted under our procedures to make additional Purchase Payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified Contracts or Non-Qualified Contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional Purchase Payments would be subject to applicable withdrawal charges. Your Beneficiary
74

is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available. However, if the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the later of the year following the Annuitant’s death or the year in which the Annuitant would have reached age 72 (age 70 1⁄2, if the Annuitant was born on or before June 30, 1949).
If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the Beneficiary under an Annuity Option may only be elected during the 60 day period beginning with the date we receive due proof of death.
If the Owner or a Joint Owner, who is not the Annuitant, dies during the Income Phase, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's death. Upon the death of the Owner or a Joint Owner during the Income Phase, the Beneficiary becomes the Owner.
Spousal Continuation
If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the contract in his or her own name. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the death benefit amount over the Account Value will be allocated to each applicable Investment Portfolio and/or the Fixed Account in the ratio that the Account Value in the Investment Portfolio and/or the Fixed Account bears to the total Account Value. The terms and conditions of the contract that applied prior to the Owner’s death will continue to apply, with certain exceptions described in the contract.
For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value and/or an annual increase amount (depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract.
Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs (see “Federal Income Tax Status”).
Any Internal Revenue Code reference to “spouse” includes those persons who enter into lawful marriages under state law, regardless of sex.
Death of the Annuitant
If the Annuitant, not an Owner or Joint Owner, dies during the Accumulation Phase, you automatically become the Annuitant. You can select a new Annuitant if you do not want to be the Annuitant (subject to our then current underwriting standards). However, if the Owner is a non- natural person (for example, a trust), then the death of the primary Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.
Upon the death of the Annuitant after Annuity Payments begin, the death benefit, if any, will be as provided for in the Annuity Option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death, but in all events in accordance with applicable tax law requirements.
Controlled Payout
You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Payments for life or over a period of time that does not exceed your Beneficiary's life expectancy. This election must be in writing in Good Order. You may revoke the election only in writing in Good Order. Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts.
FEDERAL INCOME TAX STATUS
Introduction
The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Code and the provisions of the Code that govern the contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the contract. As a result, you should always consult a tax adviser for
75

complete information and advice applicable to your individual situation.
We are not responsible for determining if your employer’s plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).
We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.
To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Investment Portfolios to foreign jurisdictions.
For federal tax purposes, the term “spouse” refers to the person to whom you are lawfully married, regardless of sex. The term “spouse” generally will not include individuals who are in a registered domestic partnership or civil union not denominated as marriage under state or other applicable law.
Non-Qualified Contracts
This discussion assumes the contract is a “non-qualified” annuity contract for federal income tax purposes, that is, a Contract not held in a tax qualified plan. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or “IRAs” (including SEP and SIMPLE IRAs), 408A or “Roth IRAs” and 457(b) plans. Contracts owned through such plans are referred to below as “Qualified Contracts.”
Accumulation
Generally, an Owner of a Non-Qualified Contract is not taxed on increases in the value of the contract until there is a distribution from the contract, i.e. surrender, partial withdrawal, income payment, or commutation. This deferral of taxation on accumulated value in the contract is limited to contracts owned by or held for the benefit of “natural persons.” A contract will be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the contract as an agent for the exclusive benefit of a natural person.
In contrast, a contract owned by other than a “natural person,” such as a corporation, partnership, trust, or other entity (other than a trust holding the Contract as an agent for a natural person), will be taxed currently on the increase in accumulated value in the contract in the year earned. Note that in this regard, an employer which is the Owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees, or others, is considered a non-natural Owner and any annual increase in the Account Value will be subject to current income taxation.
Surrenders or Withdrawals – Early Distribution
If you take a withdrawal from your contract, or surrender your contract prior to the date you commence taking annuity or “income” payments (the “Annuity Starting Date”), the amount you receive will generally be treated first as coming from earnings, if any, (and thus subject to income tax) and then from your Purchase Payments (which are not subject to income tax). If the accumulated value is less than your Purchase Payments upon surrender of your contract, your ability to claim any unrecovered Purchase Payments on your federal income tax return as a miscellaneous itemized deduction is suspended under the 2017 Tax Cuts and Jobs Act effective for tax years beginning after December 31, 2017 and before January 1, 2026.
The portion of any withdrawal from an annuity contract that is subject to income tax will also be subject to a 10% federal income tax penalty for “early” distribution if such withdrawal is taken prior to you reaching age 59 1⁄2, unless an exception applies. Exceptions include distributions made:
(a)    on account of your death or disability,
(b)    as part of a series of substantially equal periodic payments made at least annually payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated Beneficiary, or
(c)    under certain immediate income annuities.
If you receive systematic payments that you intend to qualify for the “substantially equal periodic payments” exception noted above, any modifications (except due to death or disability) to your payment before age 59 1⁄2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.
76

Amounts received as a partial withdrawal may be fully includible in taxable income to the extent of gain in the contract.
If your contract has been purchased with an Optional Two Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax Purchase Payment.
Treatment of Separate Account Charges
It is possible that at some future date the Internal Revenue Service (IRS) may consider that contract charges attributable to certain guaranteed death benefits and certain living benefits are to be treated as distributions from the contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% federal income tax penalty as an early distribution, as described above.
Guaranteed Withdrawal Benefits
If you have purchased the GWB I or Lifetime Withdrawal Guarantee, where otherwise made available, note the following:
The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GWB exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.
In the event that the Account Value goes to zero, and either the Benefit Base (for the GWB I) or the Remaining Guaranteed Withdrawal Amount (for the Lifetime Withdrawal Guarantee) is paid out in fixed installments or the Annual Benefit Payment (for the Lifetime Withdrawal
Guarantee) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments. (See “Taxation of Payments in Annuity Form” below.)
We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).
Aggregation
If you purchase two or more deferred annuity contracts after October 21, 1988, from us (or our predecessors or affiliates) during the same calendar year, the law requires that all such contracts must be treated as a single contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, you should consult a tax adviser if you are purchasing more than one annuity contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (see “Taxation of Payments in Annuity Form” below).
Exchanges/Transfers
The annuity contract may be exchanged in whole or in part for another annuity contract or a long-term care insurance policy. An exchange in whole of an annuity contract for another annuity contract or for a qualified long-term care insurance policy will generally be a tax-free transaction under Section 1035 of the Code. The partial exchange of an annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange – other than Annuity Payments made for life, joint lives, or for a term of 10 years or more. If a distribution is made from either contract within the 180-day period after the exchange or the exchange otherwise fails to satisfy other IRS prescriptions, the IRS reserves the right to characterize the exchange in a manner consistent with its substance, based on general tax principles and all the facts and circumstances. For instance, such distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. Some of the ramifications of a partial
77

exchange remain unclear. You should consult your tax adviser concerning potential tax consequences prior to any partial exchange or split of annuity contracts.
A transfer of ownership of the contract, or the designation of an Annuitant or other Beneficiary who is not also the contract Owner, may result in income or gift tax consequences to the contract Owner. You should consult your tax adviser if you are considering such a transfer or assignment.
Death Benefits
For Non-Qualified Contracts, the death benefit is taxable to the recipient in the same manner as if paid to the contract Owner (under the rules for withdrawals or income payments, whichever is applicable).
After your death, any death benefit determined under the contract must be distributed according to certain rules. The method of distribution that is required depends on whether you die before or after the Annuity Starting Date.
If you die on or after the Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.
If you die before the Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death) and the Beneficiary must be a natural person.
Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner.
For contracts owned by a non-natural person, the required distribution rules apply upon the death of the Annuitant. If there is more than one Annuitant of a contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.
Investor Control
In certain circumstances, Owners of Non-Qualified variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of Investment Portfolios available and the flexibility of the contract Owner to allocate Purchase Payments and transfer amounts among the Investment Portfolios have not been addressed in public rulings. While we believe that the contract does not give the contract Owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract Owner from being treated as the owner of the Separate Account assets supporting the contract.
Taxation of Payments in Annuity Form
Payments received from the contract in the form of an annuity are taxable as ordinary income to the extent they exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio is determined at the time the contract is annuitized (i.e., the accumulated value is converted to an annuity form of distribution). Generally, the applicable exclusion ratio is your investment in the contract divided by the total payments expected to be received based on IRS factors, such as the form of annuity and mortality. The excludable portion of each Annuity Payment is the return of investment in the contract and it is excludable from your taxable income until your investment in the contract is fully recovered. We will make this calculation for you. However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Contract is an amount greater – or less — than the taxable amount determined by us and reported by us to you and the IRS.
Once you have recovered the investment in the contract, further Annuity Payments are fully taxable.
If you die before your investment in the contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if Annuity Payments continue after your death, the balance may be recovered by your Beneficiary.
The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date.
Once Annuity Payments have commenced, you may not be able to transfer to another Non-Qualified Contract or a long-term care contract as part of a tax-free exchange.
78

If the contract allows, you may elect to convert less than the full value of your contract to an annuity form of pay-out (i.e., “partial annuitization”). In this case, your investment in the contract will be pro-rated between the annuitized portion of the contract and the deferred portion. An exclusion ratio will apply to the Annuity Payments as described above, provided the annuity form you elect is payable for at least 10 years or for the life of one or more individuals.
3.8% Tax on Net Investment Income
Federal tax law imposes a 3.8% Net Investment Income tax on the lesser of:
(1)    the taxpayer’s “net investment income,” (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or
(2)    the taxpayer’s modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers).
“Net investment income” in Item 1 above does not include distributions from tax qualified plans (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A, or 457(b)), but such income will increase modified adjusted gross income in Item 2 above.
You should consult your tax adviser regarding the applicability of this tax to income under your annuity contract.
Puerto Rico Tax Considerations
The Puerto Rico Internal Revenue Code of 2011 (the “2011 PR Code”) taxes distributions from Non-Qualified Contracts differently than in the U.S.
Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.
The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in
2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences.
You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.
Qualified Contracts
Introduction
The contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code (“tax qualified plans” or “qualified plans”). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or “IRAs” (including SEP and SIMPLE IRAs), 408A or “Roth IRAs” and 457(b) plans. Extensive special tax rules apply to qualified plans and to the annuity contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the contract with the various types of qualified plans. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.
The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the contract.
We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.
All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.
79

A contract may also be available in connection with an employer’s non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex. Please consult your tax adviser about your particular situation.
Accumulation
The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations, which are subject to change from year-to-year.
Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a “before tax” basis entitle you to a tax deduction or are not subject to current income tax. Purchase payments made on an “after tax” basis do not reduce your taxable income or give you a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.
An IRA Contract will accept as a single Purchase Payment a transfer or rollover from another IRA (including a SEP or SIMPLE IRA) or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b), or governmental 457(b) plan). A rollover or transfer from a SIMPLE IRA is allowed provided that the taxpayer has participated in such arrangement for at least two years. As part of the single Purchase Payment, the IRA contract will also accept an IRA contribution subject to the Code limits for the year of purchase.
For income annuities established as “pay-outs” of SIMPLE IRAs, the contract will only accept a single Purchase Payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b), or 457(b) plan), the contract will only accept as its single Purchase Payment a transfer from such employer retirement plan.
Taxation of Annuity Distributions
If contributions are made on a “before tax” basis, you generally pay income taxes on the full amount of money you receive under the contract. Withdrawals attributable to any after-tax contributions are basis in the contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).
Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.
If you meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of federal income taxes.
With respect to IRA contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we will withhold is determined by the Code.
Guaranteed Withdrawal Benefits
If you have purchased the Lifetime Withdrawal Guarantee benefit (LWG), where otherwise made available, note the following:
In the event that the Account Value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.
In determining your required minimum distribution each year, the actuarial value of this benefit as of the prior December 31 must be taken into account in addition to the Account Value of the contract.
If you have purchased the GWB I or LWG, where otherwise made available, note the following:
The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to
80

determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.
In the event that the Account Value goes to zero, and either the Benefit Base (for GWB I) or the Remaining Guaranteed Withdrawal Amount (for the LWG) is paid out in fixed installments or the Annual Benefit Payment (for the LWG) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.
We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).
Withdrawals Prior to Age 59 1⁄2
A taxable withdrawal from a Qualified Contract which is subject to income tax may also be subject to a 10% federal income tax penalty for “early” distribution if taken prior to age 59 1⁄2, unless an exception described below applies. The penalty rate is 25% for SIMPLE IRA plan contracts if the withdrawal occurs within the first 2 years of your participation in the plan.
Exceptions to the early distribution penalty for qualified plans include withdrawals or distributions made:
(a)    on account of your death or disability,
(b)    as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated Beneficiary and you are separated from employment,
(c)    on separation from service after age 55. This rule does not apply to IRAs (including SEPs and SIMPLE IRAs).
(d)    pursuant to a qualified domestic relations order (“QDRO”). This rule does not apply to IRAs (including SEPs and SIMPLE IRAs).
(e)    to pay IRS levies (and made after December 31, 1999),
(f)    to pay deductible medical expenses, or
(g)    in the case of IRAs only, to pay for medical insurance (if you are unemployed), qualified higher education expenses, or for a qualified first-time home purchase up to $10,000.
Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.
If you receive systematic payments that you intend to qualify for the “substantially equal periodic payments” exception noted above, any modifications (except due to death or disability) to your payment before age 59 1⁄2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.
The 10% federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.
Commutation Features Under Income Payment Types
Please be advised that the tax consequences resulting from the election of income payment types containing a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) are uncertain and the IRS may determine that the taxable amount of income payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:
•	The imposition of a 10% federal income tax penalty on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1⁄2 at the time the withdrawal is made. This 10% federal income tax penalty is in addition to the ordinary income tax on the taxable amount of the commuted value.
•	The retroactive imposition of the 10% federal income tax penalty on income payments received prior to the taxpayer attaining age 59 1⁄2.
81

•	The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any income payments made after such commutation.
A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an income payment type.
Rollovers and Transfers
Your contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., you may not transfer it to someone else).
Nevertheless, contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.
Under certain circumstances, you may be able to transfer amounts distributed from your contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.
You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. Rollovers from another qualified plan can generally be made to your SIMPLE IRA after you have participated in the SIMPLE IRA for at least two years.
Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that you participate in the SIMPLE IRA plan. After this two-year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.
Federal income tax law allows you to make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs you own. Generally, this limit does not apply to trustee-to-trustee transfers between IRAs. Because the rollover rules are complex, please consult with your tax advisor before making an IRA rollover.
Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:
(a)    minimum distribution requirements,
(b)    financial hardship; or
(c)    for a period of ten or more years or for life.
20% Withholding on Eligible Rollover Distributions
For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an “eligible rollover distribution” for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if you directly transfer a withdrawal from this contract to another IRA or other qualified plan. Similarly, you may be able to avoid withholding on a transfer into this contract from an existing qualified plan you may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not “eligible rollover distributions,” the Code imposes different withholding rules to determine the withholding percentage.
Death Benefits
The death benefit in a Qualified Contract is taxable to the recipient in the same manner as if paid to the contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).
Required Minimum Distribution (RMD) amounts are required to be distributed from a Qualified annuity Contract (including a contract issued as a Roth IRA) following your death. Congress recently changed the RMD rules for individuals who die after 2019. The after-death RMD rules are complex, and you should consult your tax adviser about how they may apply to your situation.
Effective January 1, 2020, when an IRA owner or participant in a defined contribution plan dies, any remaining interest generally must be distributed within 10 years (or in some cases five years) after his or her death, unless an exception applies. An exception permits an “eligible designated beneficiary” to take distributions over life or a period not exceeding life expectancy, subject to special rules and limitations. An “eligible designated beneficiary” includes: the IRA owner/participant’s spouse or minor child (until the child reaches age of majority), certain disabled or chronically ill individuals, and an individual who is not more than 10 years younger than the IRA owner/participant. We may limit any payment option over life, or a period not exceeding life expectancy, to certain categories of eligible designed beneficiary.
Generally, distributions under this exception must start by the end of the year following your death. However, if your surviving spouse is the sole designated beneficiary,
82

distributions may generally be delayed until December 31 of the year you would have attained age 72 (age 70 1⁄2, if you were born on or before June 30, 1949), if your contract permits.
If you die after Annuity Payments have already begun under a Qualified Contract, any remaining payments under the contract also must be made in accordance with the RMD rules. In some cases, those rules may require that the remaining payments be made over a shorter period than originally elected or otherwise adjusted to comply with the tax law.
Regardless of whether you die before or after your Required Beginning Date, the following will be applicable:
If your surviving spouse is the sole designated beneficiary of your Traditional or Roth IRA, then your surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.
Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death. The Beneficiary generally must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. Different tax rules may apply if your Beneficiary is not a natural person, such as your estate.
Your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, or he or she may elect to rollover the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.
If your Beneficiary is not your spouse and your plan and contract permit, your Beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.
Additionally, for contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the participant may have rights in the contract. In such a case, the participant may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.
Required Minimum Distributions
Generally, you must begin receiving RMD amounts from your Qualified Contract by the Required Beginning Date. Generally, for retirement plans, the “Required Minimum Date” is April 1 following the later of:
(a)    the calendar year in which you reach age 72 (age 70 1⁄2, if you were born on or before June 30, 1949), or
(b)    the calendar year you retire, provided you do not own more than 5% of the outstanding stock, capital, or profits of your employer.
For IRAs (including SEPs and SIMPLEs), the Required Beginning Date by which you must begin receiving withdrawals is the year in which you attain age 72 (age 70 1⁄2, if you were born on or before June 30, 1949), even if you have not retired, taking your first distribution no later than April 1 of the year after you reach age 72 (age 70 1⁄2, if you were born on or before June 30, 1949).
For all subsequent years, including the first year in which you took your RMD by April 1, you must take the required minimum distribution for the year by December 31st. This will require you to take two distributions in the same calendar year if you wait to take your first distribution until April 1 of the year after attaining age 72 (age 70 1⁄2, if you were born on or before June 30, 1949).
A tax penalty of 50% applies to the shortfall of any required minimum distribution you fail to receive.
You may not satisfy minimum distributions for one employer’s qualified plan (e.g., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEP and SIMPLE IRAs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.
The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of contract value must be added to the amount credited to your account in computing the amount required to be
83

distributed over the applicable period. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.
If you intend to receive your minimum distributions in the form of Annuity Payments that are payable over the joint lives of you and a Beneficiary or over a guaranteed duration of more than 10 years, be advised that federal tax law may require that, after your death, any remaining payments be made over a shorter period or be reduced after your death to satisfy the RMD rules and avoid the 50% excise tax. Other complex rules also apply to RMDs taken in the form of Annuity Payments. You should consult your own tax adviser as to how these rules affect your own contract.
Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions apply to beneficiaries of Roth IRAs.
Additional Information Regarding TSA (ERISA and Non-ERISA) 403(b)
Special Rules Regarding Exchanges. In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements: (1) the plan must allow the exchange; (2) the exchange must not result in a reduction in a participant’s or a Beneficiary’s accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to contract exchanges or any other matter relating to these regulations.
Withdrawals. If you are under age 59 1⁄2, you generally cannot withdraw money from your TSA contract unless the withdrawal:
(a)	related to Purchase Payments made prior to 1989 and pre-1989 earnings on those Purchase Payments;
(b)	is exchanged to another permissible investment under your 403(b) plan;
(c)	relates to contributions to an annuity contract that are not salary reduction elective deferrals, if your plan allows it;
(d)	occurs after you die, leave your job or become disabled (as defined by the Code);
(e)	is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;
(f)	relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;
(g)	relates to rollover or after-tax contributions; or
(h)	is for the purchase of permissive service credit under a governmental defined benefit plan.
In addition, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant’s severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.
Additional Information Regarding IRAs
Purchase Payments. Traditional IRA Purchase Payments (except for permissible rollovers and direct transfers) are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code.A Purchase Payment up to the deductible amount can also be made for a non-working spouse provided the couple’s compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional “catch-up” contributions if they have sufficient compensation. If you or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If you exceed Purchase Payment limits you may be subject to a tax penalty.
Roth IRA Purchase Payments for individuals are non-deductible (made on an “after tax” basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional “catch-up” Purchase Payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual Purchase Payment limit if your modified adjusted gross income does not
84

exceed certain limits. If you exceed Purchase Payment limits, you may be subject to a tax penalty.
Withdrawals. If and to the extent that Traditional IRA Purchase Payments are made on an “after tax” basis, withdrawals would be included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based upon the ratio of all non-deductible Purchase Payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.
Generally, withdrawal of earnings from Roth IRAs are free from federal income tax if: (1) they are made at least five taxable years after the tax year for which you made your first Purchase Payment to a Roth IRA; and (2) they are made on or after the date you reach age 59 1⁄2 or upon your death, disability or for a qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from Purchase Payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.
Conversion. Traditional IRAs may be converted to Roth IRAs. Except to the extent you have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your contract may include such benefits and applicable charges. Accordingly, if you are considering such conversion of your annuity contract, please consult your tax adviser. The taxable amount may exceed the Account Value at the date of conversion.
Prior to 2018, contributions made to a Traditional IRA that were converted to a Roth IRA could be recharacterized as made back to the Traditional IRA, if certain conditions were met. Under a provision of the Tax Cuts and Jobs Act, recharacterization cannot be used to unwind a conversion from a Traditional IRA to a Roth IRA for taxable years beginning after December 31, 2017. For conversions made to a Roth IRA in 2017, the IRS has issued guidance allowing recharacterizations to be made in 2018.
Distinction for Puerto Rico Code
An annuity contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a “cash or deferred” arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.
Contributions. The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.
Distributions. Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the contract for purposes of determining the amount of Annuity Payments required to be included in the employee’s gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee’s gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant’s tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation of employment or termination of a retirement plan will generally be treated as ordinary income but will be subject to a withholding tax
85

rate of 20%.A special withholding tax rate of 10% may apply instead, if the plan satisfies the following requirements:
(1)    the plan’s trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and
(2)    10% of all plan’s trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in “property located in Puerto Rico” for a three-year period.
If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico, and bank deposits. The 2011 PR Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.
In the case of distributions from a qualified plan in the form of annuity or installments as a result of termination of employment, amounts received are taxable in an amount equal to 3% of the after-tax contributions not previously distributed, which would be considered the tax cost. The remaining portion is not taxable until you have recovered the total after-tax contributions made to the qualified plan. You may be able to exclude from gross income up to $11,000, if you are less than 60 years of age, or up to $15,000, if you are at least 60 years of age, of the taxable portion of the installment payments received every year. The above-described distributions that exceed the amount of $35,000 during a taxable year (amount which includes the annual exclusion of $15,000) for retirees that are 60 years old or older, and $31,000 (amount which includes the annual exclusion of $11,000) for other retirees plus the recovery of the consideration paid for the annuity following the 3% recognition of income rule described above, will generally constitute ordinary income subject to a 10% withholding tax.
Upon the occurrence of a “Declared Disaster”, like a hurricane, Retirement Plans are allowed to make Eligible Distributions to a participant resident of Puerto Rico who requests the same. The Eligible Distribution may not exceed $100,000, be made during a period of time to be identified by the Puerto Rico Treasury through administrative guidance and be used to cover damages or losses suffered, and extraordinary expenses incurred by the individual as a result of the Declared Disaster. The first $10,000 will be exempted from income taxation, including the alternate basic tax, and amounts exceeding $10,000 will be subject to a 10% income tax to be withheld at the source, in lieu of any other income tax, including the alternate basic tax.
You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution if you are a resident of Puerto Rico.
In contrast, in the case of a distribution to a Non-Puerto Rico resident of retirement income, as such term is defined in 4 U.S.C. Section 114(a) made by a dual qualified plan, i.e., a plan qualified under Code Section 401 and under Section 1081.01 of the 2011 PR Code, and funded through a U.S. Trust, said distribution is not subject to Puerto Rico income tax. The individual must not be a Puerto Rico resident at the time of distribution.
Rollover. Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee’s benefit no later than sixty (60) days after the distribution.
ERISA Considerations. In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above
86

described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has held that a Puerto Rico retirement plan described in ERISA Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.
Pursuant to guidance promulgated by the DOL, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term “spouse,” spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.
OTHER INFORMATION
BLIC
Brighthouse Life Insurance Company is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. BLIC is an indirect, wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. (BHF), a publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the U.S. BLIC’s executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.
The Separate Account
We have established a Separate Account, Brighthouse Variable Annuity Account C (Separate Account), to hold the assets that underlie the contracts. The Board of Directors of MetLife Investors Insurance Company (MetLife Investors) adopted a resolution to establish the Separate Account under Missouri insurance law on
February 24, 1987. On November 14, 2014, following the close of business MetLife Investors merged into BLIC (formerly known as MetLife Insurance Company USA) and the Separate Account became a separate account of BLIC. We have registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.
The Separate Account’s assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.
We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we will notify you of any such changes and we guarantee that the modification will not affect your Account Value.
We are obligated to pay all money we owe under the contracts — such as death benefits and income payments — even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Minimum Income Benefit, or optional Guaranteed Withdrawal Benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. BLIC is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.
The investment advisers to certain of the Investment Portfolios offered with the contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, BLIC has claimed an exclusion from the definition of the term “commodity pool operator” under the
87

Commodities Exchange Act (CEA), and is not subject to registration or regulation as a pool operator under the CEA.
Distributor
We have entered into a distribution agreement with our affiliate, Brighthouse Securities, LLC (Distributor), 11225 North Community House Road, Charlotte, NC 28277, for the distribution of the contracts. Both the Company and Distributor are indirect, wholly owned subsidiaries of BHF. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.
Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts. No selling firms are affiliated with us or Distributor. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for Distributor’s management team and other expenses of distributing the contracts. Distributor’s management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.
Certain Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See the Investment Portfolio prospectuses for more information.) These payments range up to 0.30% of Separate Account assets invested in the particular Investment Portfolio.
Selling Firms
As noted above, Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under
“Additional Compensation for Selected Selling Firms”). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Financial representatives of the selling firms may also receive non-cash compensation, pursuant to their firm’s guidelines, directly from us or Distributor.
Compensation Paid to Selling Firms. Distributor pays compensation to all selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional Purchase Payments by selling firms is 8% of Purchase Payments, along with annual trail commissions up to 1.20% of Account Value (less Purchase Payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. Distributor also pays commissions when a contract Owner elects to begin receiving regular income payments (referred to as “Annuity Payments”). (See “Annuity Payments (The Income Phase).”) Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items may include expenses for conference or seminar trips, certain gifts, prizes, and awards.
Ask your financial representative for further information about what payments your financial representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.
Additional Compensation for Selected Selling Firms. Distributor has entered into distribution arrangements with certain selected unaffiliated selling firms. Under these arrangements, Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms, the amount of which may be an annual flat fee or, in many cases, depends on cumulative periodic (usually quarterly) sales of our insurance contracts (including the contracts offered by this prospectus) and may also depend on meeting thresholds in the sale of certain of our insurance contracts (other than the contracts offered by this prospectus). They may also include
88

payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm’s line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on Account Values of our variable insurance contracts (including Account Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment in selling firms’ marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms’ financial representatives. Distributor has entered into such distribution agreements with the selling firms identified in the Statement of Additional Information.
The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your financial representative. (See the Statement of Additional Information — “Distribution” for a list of selling firms that received compensation during 2020, as well as the range of additional compensation paid.)
Requests and Elections
We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 305075, Nashville, TN 37230-5075. If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.
Requests for service may be made:
•	Through your financial representative
•	By telephone at (888) 243-1932, between the hours of 7:30AM and 5:30PM Central Time Monday through Friday
•	In writing to our Annuity Service Center
•	By fax at Brighthouse Policy Holder Services, (877) 246-8424 or
•	By Internet at www.brighthousefinancial.com
Some of the requests for service that may be made by telephone or Internet include transfers of Account Value (see “Investment Options – Transfers – Transfers By Telephone or Other Means”) and changes to the allocation of future Purchase Payments (see “Purchase – Allocation of Purchase Payments”). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in Good Order. Contact us for further information. Some selling firms may restrict the ability of their financial representatives to convey transaction requests by telephone or Internet on your behalf.
We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in
89

the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.
We are not a fiduciary and do not give advice or make recommendations regarding insurance or investment products. Ask your financial representative for guidance regarding any requests or elections and for information about your particular investment needs. Please bear in mind that your financial representative, or any financial firm or financial professional you consult to provide advice, is not acting on our behalf. We do not recommend and are not responsible for any securities transactions or investment strategies involving securities (including account recommendations).
Good Order. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner’s consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your financial representative before submitting the form or request.
Telephone and Computer Systems. Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.
Cybersecurity and Certain Business Continuity Risks. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners’ requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.
We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on BLIC and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.
Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Other disruptive events, including (but not limited to) natural disasters and public health crises, may adversely affect our ability to conduct business, in particular if our employees or the employees of our service providers are unable or unwilling to perform their responsibilities as a result of any such event. Cybersecurity
90

breaches and other disruptions to our business operations can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.
Cybersecurity breaches may also impact the issuers of securities in which the Investment Portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Investment Portfolios will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.
Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Investment Portfolios invest.
COVID-19. The outbreak of the novel coronavirus known as COVID-19 was declared a pandemic by the World Health Organization in March 2020. The pandemic has resulted in significant financial market volatility, a deterioration in general economic conditions, record-low interest rates, global business disruptions affecting companies across various industries, and wide-ranging changes in consumer behavior. The duration and impact of the COVID-19 public health crisis on the financial markets and overall economy are uncertain, as is the efficacy of government and central bank interventions. Although the Company has implemented risk management and contingency plans and taken preventative measures and other precautions so it can continue to provide products and services to its customers, it is not currently possible to accurately estimate the full impact that the COVID-19 pandemic will have on the Company. The Company continues to closely monitor this evolving situation, including the impact on services provided by third-party vendors. However, there can be no assurance that any future impact from the COVID-19 pandemic will not be significant to the Company and/or with respect to the services the Company or its customers receive from third-party vendors.
Significant market volatility and negative investment returns in the financial markets resulting from the COVID-
19 pandemic could have a negative impact on returns of the Investment Portfolios in which the Separate Account invests. Declines in or sustained low interest rates can cause a reduction in investment income for the Investment Portfolios. If these market conditions continue, and depending on your individual circumstances (e.g., your selected investment options and the timing of any transfers or withdrawals), you may experience (perhaps significant) negative returns under the contract. You should consult with your financial representative about how the COVID-19 pandemic and the recent market conditions may impact your future investment decisions related to the contract, such as making subsequent Purchase Payments, transfers, or withdrawals, based on your individual circumstances.
Confirming Transactions. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.
Ownership
Owner. You, as the Owner of the contract, have all the interest and rights under the contract.
These rights include the right to:
•	change the Beneficiary.
•	change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules).
•	assign the contract (subject to limitation).
•	change the payment option.
•	exercise all other rights, benefits, options and privileges allowed by the contract or us.
The Owner is as designated at the time the contract is issued, unless changed. Any change of Owner is subject to our underwriting rules in effect at the time of the request.
Joint Owner. The contract can be owned by Joint Owners, limited to two natural persons. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.
Beneficiary. The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. If Joint Owners are named, unless you tell us
91

otherwise, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).
Abandoned Property Requirements. Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract’s maturity date (the latest day on which annuity payments may begin under the contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call (888) 243-1932 to make such changes.
Annuitant. The Annuitant is the natural person(s) on whose life we base Annuity Payments. You can change the Annuitant at any time prior to the Annuity Date, unless an Owner is not a natural person. Any reference to Annuitant includes any joint Annuitant under an Annuity Option. The Owner and the Annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under a GMIB rider (see “Living Benefits — Guaranteed Income Benefits”).
Assignment. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. An assignment may be a taxable event.
If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.
Legal Proceedings
In the ordinary course of business, BLIC, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.
It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, BLIC does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of Brighthouse Securities, LLC to perform its contract with the Separate Account or of BLIC to meet its obligations under the contracts.
Financial Statements
Our financial statements and the financial statements of the Separate Account have been included in the SAI.
92

Table of Contents of the Statement of Additional Information
The Company
The Separate Account
Services
Independent Registered Public Accounting Firm
Custodian
Distribution
     Reduction or Elimination of the Withdrawal Charge
Calculation of Performance Information
     Total Return
Historical Unit Values
Reporting Agencies
Annuity Provisions
     Variable Annuity
Fixed Annuity
Mortality and Expense Guarantee
Legal or Regulatory Restrictions on Transactions
Additional Federal Tax Considerations
Condensed Financial Information
Financial Statements
93

This page intentionally left blank.

APPENDIX A
Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for the Accumulation Units outstanding) for contracts issued as of December 31, 2020. See “Purchase — Accumulation Units” in the prospectus for information on how Accumulation Unit values are calculated. The first table presents Accumulation Unit values for the highest possible combination of Separate Account product charges and death benefit rider charges, and the second table presents Accumulation Unit values for the lowest possible combination of such charges. Certain subaccounts are subject to a reduced Mortality and Expense Charge. Please see “FEE TABLES AND EXAMPLES — Separate Account Annual Expenses” for more information. Charges for the optional Enhanced Death Benefit, Lifetime Income Solutions, Lifetime Withdrawal Guarantees, and Guaranteed Withdrawal Benefit are assessed by canceling Accumulation Units and, therefore, these charges are not reflected in the Accumulation Unit value. However, purchasing an optional Enhanced Death Benefit, Lifetime Income Solution, Lifetime Withdrawal Guarantee, or Guaranteed Withdrawal Benefit will result in a higher overall charge. The Statement of Additional Information (SAI) contains the Accumulation Unit values for all other possible combinations of Separate Account product charges and death benefit rider charges. (See Page 2 for how to obtain a copy of the SAI.)

1.90% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds Insurance Series®
American Funds Global Growth Sub-Account (Class 2)
01/01/2011 to 12/31/2011	25.728404	23.001729	7,034.1588
01/01/2012 to 12/31/2012	23.001729	27.658377	6,681.4235
01/01/2013 to 12/31/2013	27.658377	35.056304	7,258.4782
01/01/2014 to 12/31/2014	35.056304	35.192149	7,410.3755
01/01/2015 to 12/31/2015	35.192149	36.925102	7,693.4748
01/01/2016 to 12/31/2016	36.925102	36.455193	8,470.1835
01/01/2017 to 12/31/2017	36.455193	47.028599	8,101.9467
01/01/2018 to 12/31/2018	47.028599	41.965893	8,124.0024
01/01/2019 to 12/31/2019	41.965893	55.702025	8,130.1890
01/01/2020 to 12/31/2020	55.702025	71.300965	7,963.9658
American Funds Global Small Capitalization Sub-Account (Class 2)
01/01/2011 to 12/31/2011	29.184689	23.153893	1,501.3126
01/01/2012 to 12/31/2012	23.153893	26.845287	1,537.2300
01/01/2013 to 12/31/2013	26.845287	33.789028	1,316.7910
01/01/2014 to 12/31/2014	33.789028	33.856755	1,314.5806
01/01/2015 to 12/31/2015	33.856755	33.307695	1,311.7481
01/01/2016 to 12/31/2016	33.307695	33.366588	1,337.2154
01/01/2017 to 12/31/2017	33.366588	41.218522	1,595.8798
01/01/2018 to 12/31/2018	41.218522	36.172854	1,585.9831
01/01/2019 to 12/31/2019	36.172854	46.678668	1,590.8299
01/01/2020 to 12/31/2020	46.678668	59.410437	1,587.8272
A-1

APPENDIX A
Condensed Financial Information (continued)
1.90% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds Growth Sub-Account (Class 2)
01/01/2011 to 12/31/2011	137.220465	128.884433	2,313.3440
01/01/2012 to 12/31/2012	128.884433	149.069557	2,343.3419
01/01/2013 to 12/31/2013	149.069557	190.294107	2,257.9896
01/01/2014 to 12/31/2014	190.294107	202.600069	2,240.5793
01/01/2015 to 12/31/2015	202.600069	212.419976	2,178.2516
01/01/2016 to 12/31/2016	212.419976	228.197266	2,124.2893
01/01/2017 to 12/31/2017	228.197266	287.266354	1,586.7771
01/01/2018 to 12/31/2018	287.266354	281.132404	1,592.1667
01/01/2019 to 12/31/2019	281.132404	360.729201	1,468.0419
01/01/2020 to 12/31/2020	360.729201	538.256468	1,356.3622
Brighthouse Funds Trust I
AB Global Dynamic Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.167893	10.479837	0.0000
01/01/2013 to 12/31/2013	10.479837	11.428729	11,269.9055
01/01/2014 to 12/31/2014	11.428729	12.037639	19,128.3277
01/01/2015 to 12/31/2015	12.037639	11.879490	9,149.1239
01/01/2016 to 12/31/2016	11.879490	12.075067	9,086.9185
01/01/2017 to 12/31/2017	12.075067	13.462005	6,972.7138
01/01/2018 to 12/31/2018	13.462005	12.286696	6,427.0142
01/01/2019 to 12/31/2019	12.286696	14.234450	5,919.7605
01/01/2020 to 12/31/2020	14.234450	14.815822	2,262.1105
AQR Global Risk Balanced Sub-Account (Class B)
04/30/2012 to 12/31/2012	11.095853	11.462767	14,504.6584
01/01/2013 to 12/31/2013	11.462767	10.865597	13,010.2993
01/01/2014 to 12/31/2014	10.865597	11.087286	15,468.0980
01/01/2015 to 12/31/2015	11.087286	9.837128	9,533.5864
01/01/2016 to 12/31/2016	9.837128	10.516928	8,046.8313
01/01/2017 to 12/31/2017	10.516928	11.331100	3,307.4003
01/01/2018 to 12/31/2018	11.331100	10.410896	3,030.4756
01/01/2019 to 12/31/2019	10.410896	12.249546	2,356.5945
01/01/2020 to 12/31/2020	12.249546	12.381883	2,170.1682
BlackRock Global Tactical Strategies Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.924071	10.211120	41,222.3487
01/01/2013 to 12/31/2013	10.211120	11.051764	61,196.1518
01/01/2014 to 12/31/2014	11.051764	11.485267	57,939.1844
01/01/2015 to 12/31/2015	11.485267	11.256840	85,755.4433
01/01/2016 to 12/31/2016	11.256840	11.534440	79,976.0196
01/01/2017 to 12/31/2017	11.534440	12.824200	74,812.4263
01/01/2018 to 12/31/2018	12.824200	11.677626	73,410.0577
01/01/2019 to 12/31/2019	11.677626	13.821115	73,025.1750
01/01/2020 to 12/31/2020	13.821115	14.144855	73,485.4343
BlackRock High Yield Sub-Account (Class B)
01/01/2011 to 12/31/2011	19.327799	19.409454	11,984.7256
01/01/2012 to 12/31/2012	19.409454	22.192562	11,951.6746
01/01/2013 to 12/31/2013	22.192562	23.807246	13,067.1305
01/01/2014 to 12/31/2014	23.807246	24.128934	11,085.6221
01/01/2015 to 12/31/2015	24.128934	22.716618	8,955.9662
01/01/2016 to 12/31/2016	22.716618	25.404742	8,770.9724
01/01/2017 to 12/31/2017	25.404742	26.862224	8,075.2624
01/01/2018 to 12/31/2018	26.862224	25.596638	6,561.1144
01/01/2019 to 12/31/2019	25.596638	28.845286	7,694.4803
01/01/2020 to 12/31/2020	28.845286	30.425343	7,429.6646
A-2

APPENDIX A
Condensed Financial Information (continued)
1.90% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 100 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.251762	10.402724	574,376.1933
01/01/2012 to 12/31/2012	10.402724	11.914653	574,542.6876
01/01/2013 to 12/31/2013	11.914653	15.140008	545,171.9191
01/01/2014 to 12/31/2014	15.140008	15.610967	421,891.0537
01/01/2015 to 12/31/2015	15.610967	15.009529	384,897.1844
01/01/2016 to 12/31/2016	15.009529	16.049290	361,470.4170
01/01/2017 to 12/31/2017	16.049290	19.359870	327,768.8687
01/01/2018 to 12/31/2018	19.359870	17.081701	255,659.7437
01/01/2019 to 12/31/2019	17.081701	21.366221	236,619.4230
01/01/2020 to 12/31/2020	21.366221	24.927741	221,024.3276
Brighthouse Balanced Plus Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.950891	10.377682	2,885.8704
01/01/2013 to 12/31/2013	10.377682	11.644752	12,076.5729
01/01/2014 to 12/31/2014	11.644752	12.527974	20,239.7333
01/01/2015 to 12/31/2015	12.527974	11.789721	23,844.7134
01/01/2016 to 12/31/2016	11.789721	12.535500	27,544.5698
01/01/2017 to 12/31/2017	12.535500	14.555224	29,192.9035
01/01/2018 to 12/31/2018	14.555224	13.228420	26,745.4535
01/01/2019 to 12/31/2019	13.228420	16.038173	16,762.4713
01/01/2020 to 12/31/2020	16.038173	17.705878	16,188.4717
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.282999	9.797930	74,870.5751
01/01/2012 to 12/31/2012	9.797930	11.429024	59,347.9265
01/01/2013 to 12/31/2013	11.429024	10.655323	43,697.9889
01/01/2014 to 12/31/2014	10.655323	9.772978	36,284.2014
01/01/2015 to 12/31/2015	9.772978	8.264436	37,046.4549
01/01/2016 to 12/31/2016	8.264436	9.041601	34,730.3885
01/01/2017 to 12/31/2017	9.041601	11.385214	36,347.8854
01/01/2018 to 12/31/2018	11.385214	9.585648	36,670.8819
01/01/2019 to 12/31/2019	9.585648	11.356778	27,353.1478
01/01/2020 to 12/31/2020	11.356778	14.184237	23,476.0370
Brighthouse/Franklin Low Duration Total Return Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.987399	9.734008	10,384.0622
01/01/2012 to 12/31/2012	9.734008	9.969859	11,760.1386
01/01/2013 to 12/31/2013	9.969859	9.895765	10,843.9853
01/01/2014 to 12/31/2014	9.895765	9.812226	5,435.3203
01/01/2015 to 12/31/2015	9.812226	9.567621	4,708.1856
01/01/2016 to 12/31/2016	9.567621	9.681708	4,254.9544
01/01/2017 to 12/31/2017	9.681708	9.626491	4,045.1000
01/01/2018 to 12/31/2018	9.626491	9.485560	7,632.4805
01/01/2019 to 12/31/2019	9.485560	9.738511	4,266.2317
01/01/2020 to 12/31/2020	9.738511	9.757613	4,014.0473
A-3

APPENDIX A
Condensed Financial Information (continued)
1.90% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Templeton International Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.099496	11.832988	0.0000
01/01/2012 to 12/31/2012	11.832988	13.267839	0.0000
01/01/2013 to 12/31/2013	13.267839	13.153181	0.0000
01/01/2014 to 12/31/2014	13.153181	13.052813	0.0000
01/01/2015 to 12/31/2015	13.052813	12.274357	0.0000
01/01/2016 to 12/31/2016	12.274357	12.148681	0.0000
01/01/2017 to 12/31/2017	12.148681	11.937324	0.0000
01/01/2018 to 12/31/2018	11.937324	11.828927	0.0000
01/01/2019 to 12/31/2019	11.828927	11.741815	0.0000
01/01/2020 to 12/31/2020	11.741815	10.839694	0.0000
Brighthouse/Wellington Large Cap Research Sub-Account (Class B)
01/01/2011 to 12/31/2011	8.810799	8.660451	4,766.2345
01/01/2012 to 12/31/2012	8.660451	9.628544	4,694.0143
01/01/2013 to 12/31/2013	9.628544	12.676067	4,107.2564
01/01/2014 to 12/31/2014	12.676067	14.105926	4,107.2564
01/01/2015 to 12/31/2015	14.105926	14.450870	4,107.2564
01/01/2016 to 12/31/2016	14.450870	15.340300	4,107.2564
01/01/2017 to 12/31/2017	15.340300	18.340248	4,107.2564
01/01/2018 to 12/31/2018	18.340248	16.841833	4,107.2564
01/01/2019 to 12/31/2019	16.841833	21.763408	4,107.2564
01/01/2020 to 12/31/2020	21.763408	26.057124	4,107.2564
Clarion Global Real Estate Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.793766	12.778545	68,899.2780
01/01/2012 to 12/31/2012	12.778545	15.795183	56,467.9727
01/01/2013 to 12/31/2013	15.795183	16.047387	54,014.0516
01/01/2014 to 12/31/2014	16.047387	17.834403	52,529.1192
01/01/2015 to 12/31/2015	17.834403	17.253471	47,725.0885
01/01/2016 to 12/31/2016	17.253471	17.076757	42,077.7712
01/01/2017 to 12/31/2017	17.076757	18.556771	38,753.8313
01/01/2018 to 12/31/2018	18.556771	16.631520	34,246.2192
01/01/2019 to 12/31/2019	16.631520	20.367245	32,319.8055
01/01/2020 to 12/31/2020	20.367245	18.980213	28,924.2234
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010630	1.044394	75,401.1603
01/01/2013 to 12/31/2013	1.044394	1.043809	37,937.2778
01/01/2014 to 12/31/2014	1.043809	1.081320	48,071.2149
01/01/2015 to 12/31/2015	1.081320	1.016353	61,693.1642
01/01/2016 to 12/31/2016	1.016353	1.114068	49,751.7812
01/01/2017 to 12/31/2017	1.114068	1.202479	39,870.6408
01/01/2018 to 12/31/2018	1.202479	1.103806	34,089.4852
01/01/2019 to 12/31/2019	1.103806	1.248519	33,892.6146
01/01/2020 to 12/31/2020	1.248519	1.349129	31,748.8813
A-4

APPENDIX A
Condensed Financial Information (continued)
1.90% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Invesco Comstock Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.012092	9.680265	122,356.7310
01/01/2012 to 12/31/2012	9.680265	11.256169	95,769.4571
01/01/2013 to 12/31/2013	11.256169	14.953317	98,008.6052
01/01/2014 to 12/31/2014	14.953317	16.038166	95,257.3999
01/01/2015 to 12/31/2015	16.038166	14.796666	85,272.9314
01/01/2016 to 12/31/2016	14.796666	17.029548	80,511.7373
01/01/2017 to 12/31/2017	17.029548	19.721220	60,750.8610
01/01/2018 to 12/31/2018	19.721220	16.996180	59,630.7270
01/01/2019 to 12/31/2019	16.996180	20.838028	57,870.6039
01/01/2020 to 12/31/2020	20.838028	20.341285	50,798.1402
Invesco Global Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.434330	15.668891	5,521.4738
01/01/2012 to 12/31/2012	15.668891	18.627747	5,602.1585
01/01/2013 to 12/31/2013	18.627747	23.232852	11,774.8658
01/01/2014 to 12/31/2014	23.232852	23.283923	11,209.9196
01/01/2015 to 12/31/2015	23.283923	23.744793	10,430.3584
01/01/2016 to 12/31/2016	23.744793	23.351705	9,208.4504
01/01/2017 to 12/31/2017	23.351705	31.330803	5,577.4440
01/01/2018 to 12/31/2018	31.330803	26.697342	5,519.7115
01/01/2019 to 12/31/2019	26.697342	34.463879	5,497.0002
01/01/2020 to 12/31/2020	34.463879	43.140722	4,062.2107
Invesco Global Equity Sub-Account (Class B) (formerly Met/Templeton Growth Sub-Account (Class B) and before that Franklin Templeton Variable Insurance Products Trust - Templeton Growth Securities Sub-Account (Class 2))

01/01/2011 to 04/29/2011	14.181769	15.796821	0.0000
Invesco Global Equity Sub-Account (Class B) (formerly Met/Templeton Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.998757	8.220717	13,908.4197
01/01/2012 to 12/31/2012	8.220717	9.856902	13,059.6101
01/01/2013 to 04/26/2013	9.856902	10.462272	0.0000
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012684	1.046433	0.0000
01/01/2013 to 12/31/2013	1.046433	1.139546	121,309.5136
01/01/2014 to 12/31/2014	1.139546	1.196095	59,649.8557
01/01/2015 to 12/31/2015	1.196095	1.184079	339,252.5788
01/01/2016 to 12/31/2016	1.184079	1.195521	310,816.3201
01/01/2017 to 12/31/2017	1.195521	1.368488	300,562.8972
01/01/2018 to 12/31/2018	1.368488	1.246086	299,105.1546
01/01/2019 to 12/31/2019	1.246086	1.429418	297,593.0500
01/01/2020 to 12/31/2020	1.429418	1.573913	295,953.4549
JPMorgan Global Active Allocation Sub-Account (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996782	1.036824	0.0000
01/01/2015 to 12/31/2015	1.036824	1.007302	0.0000
01/01/2016 to 12/31/2016	1.007302	1.008061	0.0000
01/01/2017 to 12/31/2017	1.008061	1.142343	0.0000
01/01/2018 to 04/30/2018	1.142343	1.112203	0.0000
A-5

APPENDIX A
Condensed Financial Information (continued)
1.90% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
JPMorgan Small Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.287731	12.566704	5,314.5673
01/01/2012 to 12/31/2012	12.566704	14.222613	5,781.2129
01/01/2013 to 12/31/2013	14.222613	18.546499	5,783.9629
01/01/2014 to 12/31/2014	18.546499	18.992898	5,951.2371
01/01/2015 to 12/31/2015	18.992898	17.250172	5,991.9085
01/01/2016 to 12/31/2016	17.250172	22.089148	5,988.7570
01/01/2017 to 12/31/2017	22.089148	22.392485	6,487.6215
01/01/2018 to 12/31/2018	22.392485	18.913174	6,369.6057
01/01/2019 to 12/31/2019	18.913174	22.110191	6,075.2862
01/01/2020 to 12/31/2020	22.110191	23.019261	6,504.0689
Loomis Sayles Growth Sub-Account (Class B)
05/02/2011 to 12/31/2011	8.068179	7.288773	251,969.4597
01/01/2012 to 12/31/2012	7.288773	8.474367	233,304.9387
01/01/2013 to 12/31/2013	8.474367	12.106716	237,682.1634
01/01/2014 to 12/31/2014	12.106716	14.123147	212,617.1717
01/01/2015 to 12/31/2015	14.123147	13.297951	200,356.1379
01/01/2016 to 12/31/2016	13.297951	13.397415	184,412.1117
01/01/2017 to 12/31/2017	13.397415	15.565953	175,807.4087
01/01/2018 to 12/31/2018	15.565953	14.193434	153,947.2199
01/01/2019 to 12/31/2019	14.193434	17.208626	127,671.7925
01/01/2020 to 12/31/2020	17.208626	22.325644	116,637.2461
Loomis Sayles Growth Sub-Account (Class B) (formerly Legg Mason Value Equity Sub-Account (Class B))
01/01/2011 to 04/29/2011	6.506516	6.907176	0.0000
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	1.077106	1.122470	0.0000
01/01/2014 to 12/31/2014	1.122470	1.203340	0.0000
01/01/2015 to 12/31/2015	1.203340	1.166383	0.0000
01/01/2016 to 12/31/2016	1.166383	1.194346	0.0000
01/01/2017 to 12/31/2017	1.194346	1.354090	5,269.3592
01/01/2018 to 12/31/2018	1.354090	1.233010	5,231.1932
01/01/2019 to 12/31/2019	1.233010	1.472467	5,194.0562
01/01/2020 to 12/31/2020	1.472467	1.539424	5,157.1302
MFS ® Research International Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.814584	12.102702	186,638.6378
01/01/2012 to 12/31/2012	12.102702	13.857650	172,469.4998
01/01/2013 to 12/31/2013	13.857650	16.215302	166,321.0639
01/01/2014 to 12/31/2014	16.215302	14.804391	145,789.2762
01/01/2015 to 12/31/2015	14.804391	14.268067	130,354.0593
01/01/2016 to 12/31/2016	14.268067	13.876982	123,229.9699
01/01/2017 to 12/31/2017	13.876982	17.450326	105,995.7844
01/01/2018 to 12/31/2018	17.450326	14.723856	97,677.1888
01/01/2019 to 12/31/2019	14.723856	18.537290	92,273.9449
01/01/2020 to 12/31/2020	18.537290	20.554915	80,584.2719
A-6

APPENDIX A
Condensed Financial Information (continued)
1.90% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Morgan Stanley Discovery Sub-Account (Class B) (formerly Morgan Stanley Mid Cap Growth Sub-Account (Class B) and before that Van Kampen Mid Cap Growth Sub-Account (Class B) and before that Lord Abbett Growth Opportunities Sub-Account (Class B))

01/01/2011 to 12/31/2011	13.213470	12.067801	25,491.8937
01/01/2012 to 12/31/2012	12.067801	12.938431	14,338.8129
01/01/2013 to 12/31/2013	12.938431	17.649116	14,138.2531
01/01/2014 to 12/31/2014	17.649116	17.492538	12,847.4437
01/01/2015 to 12/31/2015	17.492538	16.301191	12,459.8608
01/01/2016 to 12/31/2016	16.301191	14.641197	12,235.1002
01/01/2017 to 12/31/2017	14.641197	20.100524	11,036.1716
01/01/2018 to 12/31/2018	20.100524	21.721876	10,139.0587
01/01/2019 to 12/31/2019	21.721876	29.865908	9,837.3742
01/01/2020 to 12/31/2020	29.865908	74.171910	8,700.7149
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999740	1.032019	0.0000
01/01/2015 to 12/31/2015	1.032019	0.957133	0.0000
01/01/2016 to 12/31/2016	0.957133	1.043583	4,834.9634
01/01/2017 to 12/31/2017	1.043583	1.152998	12,065.6316
01/01/2018 to 12/31/2018	1.152998	1.045299	7,178.3030
01/01/2019 to 12/31/2019	1.045299	1.251206	7,127.3569
01/01/2020 to 12/31/2020	1.251206	1.373045	7,076.6815
PIMCO Inflation Protected Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.257567	14.458039	263,365.7084
01/01/2012 to 12/31/2012	14.458039	15.479838	227,580.5466
01/01/2013 to 12/31/2013	15.479838	13.779703	190,105.3094
01/01/2014 to 12/31/2014	13.779703	13.911521	170,277.9624
01/01/2015 to 12/31/2015	13.911521	13.225162	153,669.9741
01/01/2016 to 12/31/2016	13.225162	13.622990	139,254.1093
01/01/2017 to 12/31/2017	13.622990	13.830835	135,248.9075
01/01/2018 to 12/31/2018	13.830835	13.242214	123,186.1023
01/01/2019 to 12/31/2019	13.242214	14.067579	113,252.3889
01/01/2020 to 12/31/2020	14.067579	15.395230	99,360.5419
PIMCO Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.598687	15.791031	412,049.5206
01/01/2012 to 12/31/2012	15.791031	16.928614	430,198.5872
01/01/2013 to 12/31/2013	16.928614	16.291852	333,921.5475
01/01/2014 to 12/31/2014	16.291852	16.655315	274,386.8789
01/01/2015 to 12/31/2015	16.655315	16.342669	248,069.8132
01/01/2016 to 12/31/2016	16.342669	16.453573	227,489.0041
01/01/2017 to 12/31/2017	16.453573	16.871369	216,962.6761
01/01/2018 to 12/31/2018	16.871369	16.514071	214,358.0724
01/01/2019 to 12/31/2019	16.514071	17.574373	202,670.9826
01/01/2020 to 12/31/2020	17.574373	18.710716	204,579.3721
Schroders Global Multi-Asset Sub-Account (Class B) (formerly Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.214701	10.715574	3,255.7806
01/01/2014 to 12/31/2014	10.715574	11.422414	3,894.2181
01/01/2015 to 12/31/2015	11.422414	11.067180	3,358.9071
01/01/2016 to 12/31/2016	11.067180	11.354701	2,808.8604
01/01/2017 to 12/31/2017	11.354701	12.976812	0.0000
01/01/2018 to 04/30/2018	12.976812	12.391018	0.0000
A-7

APPENDIX A
Condensed Financial Information (continued)
1.90% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Schroders Global Multi-Asset Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010663	1.064484	18,092.0092
01/01/2013 to 12/31/2013	1.064484	1.150055	20,553.5808
01/01/2014 to 12/31/2014	1.150055	1.215740	20,364.9215
01/01/2015 to 12/31/2015	1.215740	1.182372	36,234.5026
01/01/2016 to 12/31/2016	1.182372	1.225704	35,693.8632
01/01/2017 to 12/31/2017	1.225704	1.374637	33,552.5337
01/01/2018 to 12/31/2018	1.374637	1.221529	17,425.3528
01/01/2019 to 12/31/2019	1.221529	1.456136	17,256.5575
01/01/2020 to 12/31/2020	1.456136	1.458767	17,090.3903
SSGA Growth and Income ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.379773	11.284525	98,475.4672
01/01/2012 to 12/31/2012	11.284525	12.493205	88,682.6905
01/01/2013 to 12/31/2013	12.493205	13.843251	90,157.5915
01/01/2014 to 12/31/2014	13.843251	14.372122	79,588.7895
01/01/2015 to 12/31/2015	14.372122	13.824769	80,085.5119
01/01/2016 to 12/31/2016	13.824769	14.349185	78,545.0567
01/01/2017 to 12/31/2017	14.349185	16.312928	70,355.5923
01/01/2018 to 12/31/2018	16.312928	14.960753	62,095.2912
01/01/2019 to 12/31/2019	14.960753	17.557688	60,376.0503
01/01/2020 to 12/31/2020	17.557688	18.919286	55,559.0131
SSGA Growth ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.968839	10.533663	47,673.6248
01/01/2012 to 12/31/2012	10.533663	11.887943	36,787.4043
01/01/2013 to 12/31/2013	11.887943	13.772250	39,500.3192
01/01/2014 to 12/31/2014	13.772250	14.239908	23,672.8048
01/01/2015 to 12/31/2015	14.239908	13.648985	26,396.8743
01/01/2016 to 12/31/2016	13.648985	14.313436	22,395.0810
01/01/2017 to 12/31/2017	14.313436	16.802722	22,178.5960
01/01/2018 to 12/31/2018	16.802722	15.042773	21,839.4541
01/01/2019 to 12/31/2019	15.042773	18.072258	21,623.0993
01/01/2020 to 12/31/2020	18.072258	19.637179	21,329.2228
T. Rowe Price Large Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	46.682743	43.968910	153,239.0111
01/01/2012 to 12/31/2012	43.968910	50.892657	131,865.3781
01/01/2013 to 12/31/2013	50.892657	66.801079	116,213.9961
01/01/2014 to 12/31/2014	66.801079	74.248482	99,937.6450
01/01/2015 to 12/31/2015	74.248482	70.238585	90,804.5410
01/01/2016 to 12/31/2016	70.238585	79.904749	82,270.9009
01/01/2017 to 12/31/2017	79.904749	91.693704	71,732.7248
01/01/2018 to 12/31/2018	91.693704	81.719258	64,665.3276
01/01/2019 to 12/31/2019	81.719258	101.442742	59,897.5615
01/01/2020 to 12/31/2020	101.442742	102.384249	58,319.2401
A-8

APPENDIX A
Condensed Financial Information (continued)
1.90% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Victory Sycamore Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	23.971440	22.651298	26,960.7934
01/01/2012 to 12/31/2012	22.651298	25.488990	24,377.7430
01/01/2013 to 12/31/2013	25.488990	32.588570	22,696.8097
01/01/2014 to 12/31/2014	32.588570	35.058692	20,921.4926
01/01/2015 to 12/31/2015	35.058692	31.309279	16,736.8367
01/01/2016 to 12/31/2016	31.309279	35.482916	16,923.4665
01/01/2017 to 12/31/2017	35.482916	38.115892	15,912.5882
01/01/2018 to 12/31/2018	38.115892	33.599988	14,545.9819
01/01/2019 to 12/31/2019	33.599988	42.523381	14,662.5461
01/01/2020 to 12/31/2020	42.523381	44.908044	12,184.2995
Western Asset Management Government Income Sub-Account (Class B) (formerly Fidelity Institutional Asset Management® Government Income Sub-Account (Class B))
04/30/2012 to 12/31/2012	10.718421	10.847689	8,886.5983
01/01/2013 to 12/31/2013	10.847689	10.162484	0.0000
01/01/2014 to 12/31/2014	10.162484	10.724718	0.0000
01/01/2015 to 12/31/2015	10.724718	10.568127	0.0000
01/01/2016 to 12/31/2016	10.568127	10.505826	0.0000
01/01/2017 to 12/31/2017	10.505826	10.576649	0.0000
01/01/2018 to 12/31/2018	10.576649	10.369771	2,671.1999
01/01/2019 to 12/31/2019	10.369771	10.937058	2,452.5764
01/01/2020 to 12/31/2020	10.937058	11.554480	2,242.0356
Brighthouse Funds Trust II
Baillie Gifford International Stock Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.290858	9.631917	625.1110
01/01/2012 to 12/31/2012	9.631917	11.279936	625.1110
01/01/2013 to 12/31/2013	11.279936	12.743081	12,598.7833
01/01/2014 to 12/31/2014	12.743081	12.085198	8,576.2854
01/01/2015 to 12/31/2015	12.085198	11.600395	9,450.7547
01/01/2016 to 12/31/2016	11.600395	11.956962	7,948.7139
01/01/2017 to 12/31/2017	11.956962	15.826108	7,918.3188
01/01/2018 to 12/31/2018	15.826108	12.857237	6,737.6183
01/01/2019 to 12/31/2019	12.857237	16.703457	7,895.3429
01/01/2020 to 12/31/2020	16.703457	20.691894	6,499.0252
BlackRock Bond Income Sub-Account (Class B)
01/01/2011 to 12/31/2011	46.112048	48.098979	5,563.1659
01/01/2012 to 12/31/2012	48.098979	50.625234	5,044.0828
01/01/2013 to 12/31/2013	50.625234	49.171861	5,036.7412
01/01/2014 to 12/31/2014	49.171861	51.531980	5,031.3963
01/01/2015 to 12/31/2015	51.531980	50.734391	4,658.2802
01/01/2016 to 12/31/2016	50.734391	51.205977	4,184.9503
01/01/2017 to 12/31/2017	51.205977	52.178611	3,698.9858
01/01/2018 to 12/31/2018	52.178611	50.876249	3,699.8591
01/01/2019 to 12/31/2019	50.876249	54.687613	4,522.5181
01/01/2020 to 12/31/2020	54.687613	58.128230	4,459.8339
A-9

APPENDIX A
Condensed Financial Information (continued)
1.90% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
BlackRock Capital Appreciation Sub-Account (Class A)
01/01/2011 to 12/31/2011	12.434974	11.109835	0.0000
01/01/2012 to 12/31/2012	11.109835	12.466267	894.9420
01/01/2013 to 12/31/2013	12.466267	16.417327	894.9420
01/01/2014 to 12/31/2014	16.417327	17.541626	894.9420
01/01/2015 to 12/31/2015	17.541626	18.292183	894.9420
01/01/2016 to 12/31/2016	18.292183	17.963221	894.9420
01/01/2017 to 12/31/2017	17.963221	23.606779	894.9420
01/01/2018 to 12/31/2018	23.606779	23.721504	894.9420
01/01/2019 to 12/31/2019	23.721504	30.921445	1,725.8681
01/01/2020 to 12/31/2020	30.921445	42.675281	1,725.8681
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.074225	9.885130	594,688.6211
01/01/2012 to 12/31/2012	9.885130	9.698069	282,712.8314
01/01/2013 to 12/31/2013	9.698069	9.515538	270,137.9449
01/01/2014 to 12/31/2014	9.515538	9.336444	263,140.3050
01/01/2015 to 12/31/2015	9.336444	9.160719	259,873.2766
01/01/2016 to 12/31/2016	9.160719	8.998383	232,601.7490
01/01/2017 to 12/31/2017	8.998383	8.885518	135,581.1886
01/01/2018 to 12/31/2018	8.885518	8.852403	111,104.8830
01/01/2019 to 12/31/2019	8.852403	8.848925	99,579.3212
01/01/2020 to 12/31/2020	8.848925	8.698610	88,103.1908
Brighthouse Asset Allocation 20 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.332149	13.550342	63,288.0195
01/01/2015 to 12/31/2015	13.550342	13.217456	80,429.9890
01/01/2016 to 12/31/2016	13.217456	13.556197	31,253.8601
01/01/2017 to 12/31/2017	13.556197	14.223889	31,035.4367
01/01/2018 to 12/31/2018	14.223889	13.590351	48,758.4056
01/01/2019 to 12/31/2019	13.590351	14.899579	48,438.8803
01/01/2020 to 12/31/2020	14.899579	16.009662	91,647.7327
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Defensive Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.720442	11.704503	1,530,248.3631
01/01/2012 to 12/31/2012	11.704503	12.736086	1,481,663.6677
01/01/2013 to 12/31/2013	12.736086	13.631012	1,349,392.9540
01/01/2014 to 04/25/2014	13.631012	13.721523	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Moderate Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.783178	11.548371	1,917,844.5505
01/01/2012 to 12/31/2012	11.548371	12.734194	1,815,270.2350
01/01/2013 to 12/31/2013	12.734194	14.271995	1,677,188.0374
01/01/2014 to 04/25/2014	14.271995	14.312622	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.910122	14.251064	2,624,007.5164
01/01/2015 to 12/31/2015	14.251064	13.832750	2,280,822.3528
01/01/2016 to 12/31/2016	13.832750	14.398682	1,967,311.3866
01/01/2017 to 12/31/2017	14.398682	15.632039	1,802,292.9301
01/01/2018 to 12/31/2018	15.632039	14.661257	1,684,325.9056
01/01/2019 to 12/31/2019	14.661257	16.628872	1,539,246.5845
01/01/2020 to 12/31/2020	16.628872	18.115964	1,381,694.3971
A-10

APPENDIX A
Condensed Financial Information (continued)
1.90% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 60 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Balanced Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.568201	11.157644	3,585,466.7004
01/01/2012 to 12/31/2012	11.157644	12.471587	3,320,296.3740
01/01/2013 to 12/31/2013	12.471587	14.613171	2,939,172.6375
01/01/2014 to 04/25/2014	14.613171	14.610666	0.0000
Brighthouse Asset Allocation 60 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.304806	14.766474	2,630,275.7924
01/01/2015 to 12/31/2015	14.766474	14.304850	2,450,996.1349
01/01/2016 to 12/31/2016	14.304850	15.032907	2,140,354.0096
01/01/2017 to 12/31/2017	15.032907	16.923784	1,726,253.3660
01/01/2018 to 12/31/2018	16.923784	15.586576	1,575,417.9843
01/01/2019 to 12/31/2019	15.586576	18.263727	1,483,531.5593
01/01/2020 to 12/31/2020	18.263727	20.400968	1,378,628.9556
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Growth Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.456775	10.806138	4,042,008.5957
01/01/2012 to 12/31/2012	10.806138	12.268357	3,690,752.7639
01/01/2013 to 12/31/2013	12.268357	15.156984	3,382,356.8704
01/01/2014 to 04/25/2014	15.156984	15.071967	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly MetLife Growth Strategy Sub-Account (Class B) and before that Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.546299	9.202085	33,200.1687
01/01/2012 to 12/31/2012	9.202085	10.483706	34,333.8457
01/01/2013 to 04/26/2013	10.483706	11.268352	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.278990	14.824869	3,326,979.4763
01/01/2015 to 12/31/2015	14.824869	14.299108	2,972,267.7700
01/01/2016 to 12/31/2016	14.299108	15.172150	2,705,269.8204
01/01/2017 to 12/31/2017	15.172150	17.740091	2,353,093.7542
01/01/2018 to 12/31/2018	17.740091	15.992451	2,195,882.6680
01/01/2019 to 12/31/2019	15.992451	19.414764	1,975,992.7368
01/01/2020 to 12/31/2020	19.414764	22.209529	1,765,255.1876
Brighthouse/Dimensional International Small Company Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.057883	14.017102	1,015.6189
01/01/2012 to 12/31/2012	14.017102	16.214180	920.8997
01/01/2013 to 12/31/2013	16.214180	20.300375	4,893.3457
01/01/2014 to 12/31/2014	20.300375	18.584810	5,746.8529
01/01/2015 to 12/31/2015	18.584810	19.284466	5,059.7708
01/01/2016 to 12/31/2016	19.284466	20.023987	4,200.5262
01/01/2017 to 12/31/2017	20.023987	25.630572	3,927.3094
01/01/2018 to 12/31/2018	25.630572	19.974821	3,725.3944
01/01/2019 to 12/31/2019	19.974821	24.113459	3,064.3523
01/01/2020 to 12/31/2020	24.113459	25.738213	3,490.0051
Brighthouse/Wellington Core Equity Opportunities (Class A)
05/02/2016 to 12/31/2016	48.934346	49.732336	3,318.2329
01/01/2017 to 12/31/2017	49.732336	58.104527	2,573.7374
01/01/2018 to 12/31/2018	58.104527	56.954859	2,218.4500
01/01/2019 to 12/31/2019	56.954859	73.171981	1,356.6185
01/01/2020 to 12/31/2020	73.171981	79.882122	1,353.3157
A-11

APPENDIX A
Condensed Financial Information (continued)
1.90% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Wellington Core Equity Opportunities (Class A) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class A))
01/01/2011 to 12/31/2011	17.372554	16.271072	13,353.0325
01/01/2012 to 12/31/2012	16.271072	17.653893	12,530.8070
01/01/2013 to 12/31/2013	17.653893	23.051166	9,850.1642
01/01/2014 to 12/31/2014	23.051166	25.140868	8,519.9135
01/01/2015 to 12/31/2015	25.140868	24.683274	7,732.1902
01/01/2016 to 04/29/2016	24.683274	24.804697	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class E)
01/01/2011 to 12/31/2011	12.249141	11.516763	559,819.5251
01/01/2012 to 12/31/2012	11.516763	12.734053	474,301.8288
01/01/2013 to 12/31/2013	12.734053	16.683680	419,921.7343
01/01/2014 to 12/31/2014	16.683680	18.079754	349,598.9289
01/01/2015 to 12/31/2015	18.079754	18.141560	305,546.1637
01/01/2016 to 12/31/2016	18.141560	19.073254	278,918.5407
01/01/2017 to 12/31/2017	19.073254	22.256243	243,299.4640
01/01/2018 to 12/31/2018	22.256243	21.780606	217,358.9127
01/01/2019 to 12/31/2019	21.780606	27.946800	189,894.9797
01/01/2020 to 12/31/2020	27.946800	30.457518	168,761.4211
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.791672	11.595850	237,971.4584
01/01/2012 to 12/31/2012	11.595850	13.146384	454,811.1645
01/01/2013 to 12/31/2013	13.146384	17.637135	408,433.1136
01/01/2014 to 12/31/2014	17.637135	18.818245	348,080.5210
01/01/2015 to 12/31/2015	18.818245	20.410115	310,030.4815
01/01/2016 to 12/31/2016	20.410115	19.999994	284,190.8493
01/01/2017 to 12/31/2017	19.999994	26.883713	253,261.6202
01/01/2018 to 12/31/2018	26.883713	26.404917	229,069.7326
01/01/2019 to 12/31/2019	26.404917	34.326851	205,749.0338
01/01/2020 to 12/31/2020	34.326851	52.667003	166,007.9979
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.007296	7.748428	447,345.5818
01/01/2012 to 04/27/2012	7.748428	8.702779	0.0000
Loomis Sayles Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.206380	10.289595	16,060.0629
01/01/2012 to 12/31/2012	10.289595	11.194703	14,874.6328
01/01/2013 to 12/31/2013	11.194703	16.298229	14,615.1791
01/01/2014 to 12/31/2014	16.298229	16.140912	14,767.2767
01/01/2015 to 12/31/2015	16.140912	16.063140	10,796.7178
01/01/2016 to 12/31/2016	16.063140	16.713910	11,650.4614
01/01/2017 to 12/31/2017	16.713910	20.776305	10,642.0577
01/01/2018 to 12/31/2018	20.776305	20.439971	9,825.5556
01/01/2019 to 12/31/2019	20.439971	25.371904	9,998.6290
01/01/2020 to 12/31/2020	25.371904	33.368181	7,137.0917
MetLife Aggregate Bond Index Sub-Account (Class G)
04/29/2013 to 12/31/2013	15.645795	14.943885	9,375.5481
01/01/2014 to 12/31/2014	14.943885	15.463191	4,052.1742
01/01/2015 to 12/31/2015	15.463191	15.163609	3,143.8678
01/01/2016 to 12/31/2016	15.163609	15.188656	2,907.5056
01/01/2017 to 12/31/2017	15.188656	15.341376	2,877.9617
01/01/2018 to 12/31/2018	15.341376	14.977154	4,694.0283
01/01/2019 to 12/31/2019	14.977154	15.921306	7,280.7330
01/01/2020 to 12/31/2020	15.921306	16.696985	7,081.9698
A-12

APPENDIX A
Condensed Financial Information (continued)
1.90% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MFS ® Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	39.474934	39.569828	8,338.9754
01/01/2012 to 12/31/2012	39.569828	43.211437	8,252.0160
01/01/2013 to 12/31/2013	43.211437	50.326589	7,683.0519
01/01/2014 to 12/31/2014	50.326589	53.509389	7,681.3478
01/01/2015 to 12/31/2015	53.509389	52.292494	7,640.3021
01/01/2016 to 12/31/2016	52.292494	55.886630	7,390.0272
01/01/2017 to 12/31/2017	55.886630	61.510483	5,499.0120
01/01/2018 to 12/31/2018	61.510483	56.840432	5,457.6389
01/01/2019 to 12/31/2019	56.840432	66.963527	5,436.8762
01/01/2020 to 12/31/2020	66.963527	71.933811	5,590.8982
MFS ® Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.652775	13.481944	18,779.1605
01/01/2012 to 12/31/2012	13.481944	15.385394	18,627.7935
01/01/2013 to 12/31/2013	15.385394	20.437846	52,014.1326
01/01/2014 to 12/31/2014	20.437846	22.171216	48,760.9423
01/01/2015 to 12/31/2015	22.171216	21.674637	46,956.7584
01/01/2016 to 12/31/2016	21.674637	24.264399	45,621.2088
01/01/2017 to 12/31/2017	24.264399	27.995223	39,805.0396
01/01/2018 to 12/31/2018	27.995223	24.652486	39,365.9550
01/01/2019 to 12/31/2019	24.652486	31.407779	40,480.1808
01/01/2020 to 12/31/2020	31.407779	31.941943	40,451.1100
MFS ® Value Sub-Account (Class B) (formerly Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.779668	8.567648	64,238.6160
01/01/2012 to 12/31/2012	8.567648	9.575332	63,956.2691
01/01/2013 to 04/26/2013	9.575332	10.472267	0.0000
Neuberger Berman Genesis Sub-Account (Class B)
04/29/2013 to 12/31/2013	18.825288	23.429557	66,920.2564
01/01/2014 to 12/31/2014	23.429557	22.919485	56,917.5191
01/01/2015 to 12/31/2015	22.919485	22.573569	50,811.1716
01/01/2016 to 12/31/2016	22.573569	26.222880	47,365.9723
01/01/2017 to 12/31/2017	26.222880	29.715969	38,787.8085
01/01/2018 to 12/31/2018	29.715969	27.116928	35,218.3211
01/01/2019 to 12/31/2019	27.116928	34.430668	29,941.8802
01/01/2020 to 12/31/2020	34.430668	42.145101	27,297.5306
Neuberger Berman Genesis Sub-Account (Class B) (formerly MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	14.886019	13.835741	107,341.0730
01/01/2012 to 12/31/2012	13.835741	14.291465	92,763.4835
01/01/2013 to 04/26/2013	14.291465	15.471275	0.0000
VanEck Global Natural Resources Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.610935	15.216237	0.0000
01/01/2012 to 12/31/2012	15.216237	15.313235	0.0000
01/01/2013 to 12/31/2013	15.313235	16.640946	0.0000
01/01/2014 to 12/31/2014	16.640946	13.254085	0.0000
01/01/2015 to 12/31/2015	13.254085	8.744354	0.0000
01/01/2016 to 12/31/2016	8.744354	12.332648	0.0000
01/01/2017 to 12/31/2017	12.332648	12.011526	0.0000
01/01/2018 to 12/31/2018	12.011526	8.384021	0.0000
01/01/2019 to 12/31/2019	8.384021	9.242181	0.0000
01/01/2020 to 12/31/2020	9.242181	10.988190	0.0000
A-13

APPENDIX A
Condensed Financial Information (continued)
1.90% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management Strategic Bond Opportunities Sub-Account (Class A)
05/02/2016 to 12/31/2016	28.351097	29.337702	642.1766
01/01/2017 to 12/31/2017	29.337702	31.155406	507.7099
01/01/2018 to 12/31/2018	31.155406	29.405110	450.5097
01/01/2019 to 12/31/2019	29.405110	33.031583	212.0539
01/01/2020 to 12/31/2020	33.031583	34.649471	212.3823
Western Asset Management Strategic Bond Opportunities Sub-Account (Class A) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class A))
01/01/2011 to 12/31/2011	23.771560	24.171770	3,564.8298
01/01/2012 to 12/31/2012	24.171770	26.471371	3,611.7388
01/01/2013 to 12/31/2013	26.471371	26.374371	2,296.8528
01/01/2014 to 12/31/2014	26.374371	27.064166	2,121.2731
01/01/2015 to 12/31/2015	27.064166	26.210724	2,103.7050
01/01/2016 to 04/29/2016	26.210724	26.840582	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
05/02/2016 to 12/31/2016	26.932958	27.842935	116,210.3299
01/01/2017 to 12/31/2017	27.842935	29.487562	107,528.2294
01/01/2018 to 12/31/2018	29.487562	27.765383	98,862.9325
01/01/2019 to 12/31/2019	27.765383	31.120703	98,918.8915
01/01/2020 to 12/31/2020	31.120703	32.552673	90,686.1109
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (formerly Met Investors Series Trust - Lord Abbett Bond Debenture Sub-Account (Class B))
01/01/2011 to 12/31/2011	22.322745	22.880277	212,340.3144
01/01/2012 to 12/31/2012	22.880277	25.353812	194,343.8395
01/01/2013 to 12/31/2013	25.353812	26.861582	165,445.7651
01/01/2014 to 12/31/2014	26.861582	27.628783	143,889.4231
01/01/2015 to 12/31/2015	27.628783	26.519298	126,741.3093
01/01/2016 to 04/29/2016	26.519298	27.280436	0.0000
Putnam Variable Trust
Putnam VT Equity Income Sub-Account (Class IB)
01/01/2011 to 12/31/2011	14.999589	15.000652	5,789.3690
01/01/2012 to 12/31/2012	15.000652	17.557982	5,033.8595
01/01/2013 to 12/31/2013	17.557982	22.812142	4,364.6098
01/01/2014 to 12/31/2014	22.812142	25.216597	4,340.6653
01/01/2015 to 12/31/2015	25.216597	23.989118	3,937.8584
01/01/2016 to 12/31/2016	23.989118	26.749133	3,914.2525
01/01/2017 to 12/31/2017	26.749133	31.174555	3,186.7693
01/01/2018 to 12/31/2018	31.174555	27.988247	2,885.5947
01/01/2019 to 12/31/2019	27.988247	35.811171	2,884.7995
01/01/2020 to 12/31/2020	35.811171	37.173964	2,884.2096
A-14

APPENDIX A
Condensed Financial Information (continued)
1.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds Insurance Series®
American Funds Global Growth Sub-Account (Class 2)
01/01/2011 to 12/31/2011	27.929048	25.119218	194,644.1105
01/01/2012 to 12/31/2012	25.119218	30.387172	179,917.6968
01/01/2013 to 12/31/2013	30.387172	38.746614	158,061.3288
01/01/2014 to 12/31/2014	38.746614	39.130871	151,971.0414
01/01/2015 to 12/31/2015	39.130871	41.304882	134,346.5530
01/01/2016 to 12/31/2016	41.304882	41.024604	125,856.4942
01/01/2017 to 12/31/2017	41.024604	53.240591	105,950.7092
01/01/2018 to 12/31/2018	53.240591	47.796885	97,206.1564
01/01/2019 to 12/31/2019	47.796885	63.823208	83,536.4401
01/01/2020 to 12/31/2020	63.823208	82.189198	71,086.4137
American Funds Global Small Capitalization Sub-Account (Class 2)
01/01/2011 to 12/31/2011	31.491718	25.134436	57,839.0416
01/01/2012 to 12/31/2012	25.134436	29.317829	55,910.4966
01/01/2013 to 12/31/2013	29.317829	37.122995	49,500.8225
01/01/2014 to 12/31/2014	37.122995	37.421343	47,690.2932
01/01/2015 to 12/31/2015	37.421343	37.036173	43,941.8343
01/01/2016 to 12/31/2016	37.036173	37.324927	41,604.2370
01/01/2017 to 12/31/2017	37.324927	46.384820	35,489.3283
01/01/2018 to 12/31/2018	46.384820	40.953322	31,802.3243
01/01/2019 to 12/31/2019	40.953322	53.165470	28,433.0782
01/01/2020 to 12/31/2020	53.165470	68.074725	24,904.9555
American Funds Growth Sub-Account (Class 2)
01/01/2011 to 12/31/2011	161.266585	152.379594	36,559.3434
01/01/2012 to 12/31/2012	152.379594	177.310130	34,557.4614
01/01/2013 to 12/31/2013	177.310130	227.705755	31,206.2381
01/01/2014 to 12/31/2014	227.705755	243.890065	28,864.9605
01/01/2015 to 12/31/2015	243.890065	257.250237	25,060.8122
01/01/2016 to 12/31/2016	257.250237	278.019828	22,927.5338
01/01/2017 to 12/31/2017	278.019828	352.084013	19,421.3219
01/01/2018 to 12/31/2018	352.084013	346.651935	15,857.0065
01/01/2019 to 12/31/2019	346.651935	447.475154	14,289.4743
01/01/2020 to 12/31/2020	447.475154	671.716502	10,579.0164
Brighthouse Funds Trust I
AB Global Dynamic Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.229595	10.585963	38,442.7246
01/01/2013 to 12/31/2013	10.585963	11.613923	79,612.9892
01/01/2014 to 12/31/2014	11.613923	12.306308	60,114.7498
01/01/2015 to 12/31/2015	12.306308	12.217725	56,268.3939
01/01/2016 to 12/31/2016	12.217725	12.493591	79,106.2590
01/01/2017 to 12/31/2017	12.493591	14.012153	74,509.3739
01/01/2018 to 12/31/2018	14.012153	12.866244	49,151.5400
01/01/2019 to 12/31/2019	12.866244	14.995554	41,849.2007
01/01/2020 to 12/31/2020	14.995554	15.702195	26,750.6467
A-15

APPENDIX A
Condensed Financial Information (continued)
1.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AQR Global Risk Balanced Sub-Account (Class B)
04/30/2012 to 12/31/2012	11.164971	11.580699	179,700.9755
01/01/2013 to 12/31/2013	11.580699	11.043464	85,875.1020
01/01/2014 to 12/31/2014	11.043464	11.336607	72,005.6317
01/01/2015 to 12/31/2015	11.336607	10.118925	61,054.2632
01/01/2016 to 12/31/2016	10.118925	10.883282	58,060.9567
01/01/2017 to 12/31/2017	10.883282	11.796165	47,960.6372
01/01/2018 to 12/31/2018	11.796165	10.903814	46,063.9182
01/01/2019 to 12/31/2019	10.903814	12.906700	39,758.6150
01/01/2020 to 12/31/2020	12.906700	13.124864	27,861.4203
BlackRock Global Tactical Strategies Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.984300	10.314536	210,684.7251
01/01/2013 to 12/31/2013	10.314536	11.230860	455,726.0765
01/01/2014 to 12/31/2014	11.230860	11.741626	455,353.3757
01/01/2015 to 12/31/2015	11.741626	11.577379	296,209.5784
01/01/2016 to 12/31/2016	11.577379	11.934264	253,829.7234
01/01/2017 to 12/31/2017	11.934264	13.348327	204,419.0186
01/01/2018 to 12/31/2018	13.348327	12.228479	171,879.7787
01/01/2019 to 12/31/2019	12.228479	14.560158	125,059.7817
01/01/2020 to 12/31/2020	14.560158	14.991127	105,496.2650
BlackRock High Yield Sub-Account (Class B)
01/01/2011 to 12/31/2011	21.064711	21.280670	75,345.9362
01/01/2012 to 12/31/2012	21.280670	24.479242	93,020.2725
01/01/2013 to 12/31/2013	24.479242	26.418292	97,736.2083
01/01/2014 to 12/31/2014	26.418292	26.936384	67,198.1051
01/01/2015 to 12/31/2015	26.936384	25.512415	64,266.9069
01/01/2016 to 12/31/2016	25.512415	28.703002	48,289.6788
01/01/2017 to 12/31/2017	28.703002	30.531797	43,812.7428
01/01/2018 to 12/31/2018	30.531797	29.269391	40,129.9369
01/01/2019 to 12/31/2019	29.269391	33.182586	36,141.4917
01/01/2020 to 12/31/2020	33.182586	35.211430	34,838.4002
Brighthouse Asset Allocation 100 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.675624	10.859463	2,094,628.1203
01/01/2012 to 12/31/2012	10.859463	12.512996	1,818,351.7610
01/01/2013 to 12/31/2013	12.512996	15.995949	1,604,023.7150
01/01/2014 to 12/31/2014	15.995949	16.592811	1,370,070.8118
01/01/2015 to 12/31/2015	16.592811	16.049593	1,105,825.6700
01/01/2016 to 12/31/2016	16.049593	17.264665	1,027,918.3742
01/01/2017 to 12/31/2017	17.264665	20.950832	889,688.7472
01/01/2018 to 12/31/2018	20.950832	18.597407	755,433.1411
01/01/2019 to 12/31/2019	18.597407	23.402057	649,775.6121
01/01/2020 to 12/31/2020	23.402057	27.467651	573,700.1629
Brighthouse Balanced Plus Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.011276	10.482770	137,857.5184
01/01/2013 to 12/31/2013	10.482770	11.833440	298,480.6318
01/01/2014 to 12/31/2014	11.833440	12.807579	322,286.2246
01/01/2015 to 12/31/2015	12.807579	12.125407	242,268.4859
01/01/2016 to 12/31/2016	12.125407	12.969983	252,164.5068
01/01/2017 to 12/31/2017	12.969983	15.150026	258,852.6710
01/01/2018 to 12/31/2018	15.150026	13.852371	222,075.6577
01/01/2019 to 12/31/2019	13.852371	16.895690	195,003.1098
01/01/2020 to 12/31/2020	16.895690	18.765067	152,102.8267
A-16

APPENDIX A
Condensed Financial Information (continued)
1.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.632893	10.137634	357,684.4013
01/01/2012 to 12/31/2012	10.137634	11.896795	365,129.7129
01/01/2013 to 12/31/2013	11.896795	11.158201	446,124.9504
01/01/2014 to 12/31/2014	11.158201	10.295853	394,237.9879
01/01/2015 to 12/31/2015	10.295853	8.759074	309,394.3573
01/01/2016 to 12/31/2016	8.759074	9.640401	267,049.3096
01/01/2017 to 12/31/2017	9.640401	12.211988	240,503.5151
01/01/2018 to 12/31/2018	12.211988	10.344039	237,903.1819
01/01/2019 to 12/31/2019	10.344039	12.329048	204,311.9723
01/01/2020 to 12/31/2020	12.329048	15.491521	186,509.2827
Brighthouse/Franklin Low Duration Total Return Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.988220	9.773621	34,235.0737
01/01/2012 to 12/31/2012	9.773621	10.070996	130,255.8768
01/01/2013 to 12/31/2013	10.070996	10.056309	183,163.3666
01/01/2014 to 12/31/2014	10.056309	10.031423	194,507.7146
01/01/2015 to 12/31/2015	10.031423	9.840222	155,351.4775
01/01/2016 to 12/31/2016	9.840222	10.017480	135,121.9575
01/01/2017 to 12/31/2017	10.017480	10.020125	119,530.9712
01/01/2018 to 12/31/2018	10.020125	9.933177	113,626.2912
01/01/2019 to 12/31/2019	9.933177	10.259428	111,147.1271
01/01/2020 to 12/31/2020	10.259428	10.341585	112,457.8765
Brighthouse/Templeton International Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.221348	12.023913	30,025.0902
01/01/2012 to 12/31/2012	12.023913	13.563466	29,838.4637
01/01/2013 to 12/31/2013	13.563466	13.527178	28,861.1622
01/01/2014 to 12/31/2014	13.527178	13.504760	25,716.0181
01/01/2015 to 12/31/2015	13.504760	12.775823	24,058.4117
01/01/2016 to 12/31/2016	12.775823	12.721108	24,648.1579
01/01/2017 to 12/31/2017	12.721108	12.574818	23,242.1657
01/01/2018 to 12/31/2018	12.574818	12.536067	21,437.0169
01/01/2019 to 12/31/2019	12.536067	12.518639	21,125.6361
01/01/2020 to 12/31/2020	12.518639	11.626610	16,991.3426
Brighthouse/Wellington Large Cap Research Sub-Account (Class B)
01/01/2011 to 12/31/2011	9.513432	9.407265	33,444.3547
01/01/2012 to 12/31/2012	9.407265	10.522094	36,763.5368
01/01/2013 to 12/31/2013	10.522094	13.935732	28,284.1617
01/01/2014 to 12/31/2014	13.935732	15.600986	25,569.1025
01/01/2015 to 12/31/2015	15.600986	16.078676	22,049.9891
01/01/2016 to 12/31/2016	16.078676	17.170996	22,222.1374
01/01/2017 to 12/31/2017	17.170996	20.652066	17,690.8843
01/01/2018 to 12/31/2018	20.652066	19.079616	15,813.4937
01/01/2019 to 12/31/2019	19.079616	24.803459	14,534.4290
01/01/2020 to 12/31/2020	24.803459	29.876099	12,536.5508
A-17

APPENDIX A
Condensed Financial Information (continued)
1.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Clarion Global Real Estate Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.357371	13.380587	164,363.9824
01/01/2012 to 12/31/2012	13.380587	16.639355	142,299.4059
01/01/2013 to 12/31/2013	16.639355	17.006799	140,017.1389
01/01/2014 to 12/31/2014	17.006799	19.014356	113,404.8164
01/01/2015 to 12/31/2015	19.014356	18.505723	97,285.4612
01/01/2016 to 12/31/2016	18.505723	18.426333	91,693.9287
01/01/2017 to 12/31/2017	18.426333	20.143435	80,097.7387
01/01/2018 to 12/31/2018	20.143435	18.162893	73,867.2233
01/01/2019 to 12/31/2019	18.162893	22.376400	59,398.7051
01/01/2020 to 12/31/2020	22.376400	20.978494	60,849.0811
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010730	1.048710	1,970,136.2397
01/01/2013 to 12/31/2013	1.048710	1.054430	1,436,191.3463
01/01/2014 to 12/31/2014	1.054430	1.098896	1,225,097.6187
01/01/2015 to 12/31/2015	1.098896	1.039093	1,127,791.8654
01/01/2016 to 12/31/2016	1.039093	1.145846	1,203,846.7354
01/01/2017 to 12/31/2017	1.145846	1.244199	1,236,859.0446
01/01/2018 to 12/31/2018	1.244199	1.149017	992,666.8560
01/01/2019 to 12/31/2019	1.149017	1.307477	892,689.5437
01/01/2020 to 12/31/2020	1.307477	1.421359	820,285.5990
Invesco Comstock Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.355646	10.070573	660,317.2294
01/01/2012 to 12/31/2012	10.070573	11.772115	591,194.3865
01/01/2013 to 12/31/2013	11.772115	15.732268	551,040.8352
01/01/2014 to 12/31/2014	15.732268	16.975188	501,354.4094
01/01/2015 to 12/31/2015	16.975188	15.755453	481,921.6437
01/01/2016 to 12/31/2016	15.755453	18.242135	417,508.0391
01/01/2017 to 12/31/2017	18.242135	21.252165	351,043.2583
01/01/2018 to 12/31/2018	21.252165	18.426503	297,862.4479
01/01/2019 to 12/31/2019	18.426503	22.727551	260,681.4022
01/01/2020 to 12/31/2020	22.727551	22.319725	235,387.7484
Invesco Global Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.943773	17.127829	68,586.4460
01/01/2012 to 12/31/2012	17.127829	20.485312	62,390.9625
01/01/2013 to 12/31/2013	20.485312	25.703294	101,004.3146
01/01/2014 to 12/31/2014	25.703294	25.914846	89,962.7334
01/01/2015 to 12/31/2015	25.914846	26.586862	78,431.6706
01/01/2016 to 12/31/2016	26.586862	26.304096	74,560.8288
01/01/2017 to 12/31/2017	26.304096	35.503577	62,167.7867
01/01/2018 to 12/31/2018	35.503577	30.436299	54,328.9156
01/01/2019 to 12/31/2019	30.436299	39.526919	48,029.8291
01/01/2020 to 12/31/2020	39.526919	49.776962	40,694.5480
Invesco Global Equity Sub-Account (Class B) (formerly Met/Templeton Growth Sub-Account (Class B) and before that Franklin Templeton Variable Insurance Products Trust - Templeton Growth Securities Sub-Account (Class 2))

01/01/2011 to 04/29/2011	14.848034	16.571327	0.0000
Invesco Global Equity Sub-Account (Class B) (formerly Met/Templeton Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.145106	8.404631	108,223.6557
01/01/2012 to 12/31/2012	8.404631	10.138359	101,147.1116
01/01/2013 to 04/26/2013	10.138359	10.781563	0.0000
A-18

APPENDIX A
Condensed Financial Information (continued)
1.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012784	1.050758	190,883.9505
01/01/2013 to 12/31/2013	1.050758	1.151141	376,549.3488
01/01/2014 to 12/31/2014	1.151141	1.215536	223,821.0550
01/01/2015 to 12/31/2015	1.215536	1.210567	300,123.7078
01/01/2016 to 12/31/2016	1.210567	1.229620	343,666.9811
01/01/2017 to 12/31/2017	1.229620	1.415962	348,167.0842
01/01/2018 to 12/31/2018	1.415962	1.297120	323,920.3433
01/01/2019 to 12/31/2019	1.297120	1.496913	308,200.0752
01/01/2020 to 12/31/2020	1.496913	1.658174	271,125.8151
JPMorgan Global Active Allocation Sub-Account (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996864	1.041127	0.0000
01/01/2015 to 12/31/2015	1.041127	1.017571	0.0000
01/01/2016 to 12/31/2016	1.017571	1.024465	0.0000
01/01/2017 to 12/31/2017	1.024465	1.167895	0.0000
01/01/2018 to 04/30/2018	1.167895	1.139309	0.0000
JPMorgan Small Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.782097	13.079663	28,260.0262
01/01/2012 to 12/31/2012	13.079663	14.892696	24,367.5762
01/01/2013 to 12/31/2013	14.892696	19.537069	19,157.5439
01/01/2014 to 12/31/2014	19.537069	20.127726	15,890.4238
01/01/2015 to 12/31/2015	20.127726	18.390935	13,587.9571
01/01/2016 to 12/31/2016	18.390935	23.691555	11,207.6972
01/01/2017 to 12/31/2017	23.691555	24.161024	10,597.3343
01/01/2018 to 12/31/2018	24.161024	20.530533	9,510.4586
01/01/2019 to 12/31/2019	20.530533	24.145364	9,646.1721
01/01/2020 to 12/31/2020	24.145364	25.289793	10,033.9003
Loomis Sayles Growth Sub-Account (Class B)
05/02/2011 to 12/31/2011	8.555374	7.759761	182,272.4032
01/01/2012 to 12/31/2012	7.759761	9.076542	185,207.8357
01/01/2013 to 12/31/2013	9.076542	13.044951	289,589.7952
01/01/2014 to 12/31/2014	13.044951	15.309203	388,852.6625
01/01/2015 to 12/31/2015	15.309203	14.501511	301,690.7758
01/01/2016 to 12/31/2016	14.501511	14.697911	198,976.6837
01/01/2017 to 12/31/2017	14.697911	17.179365	167,572.9739
01/01/2018 to 12/31/2018	17.179365	15.759447	151,787.5288
01/01/2019 to 12/31/2019	15.759447	19.222295	127,434.8885
01/01/2020 to 12/31/2020	19.222295	25.088438	106,091.6131
Loomis Sayles Growth Sub-Account (Class B) (formerly Legg Mason Value Equity Sub-Account (Class B))
01/01/2011 to 04/29/2011	6.711722	7.138968	0.0000
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	1.080260	1.130318	42,964.4413
01/01/2014 to 12/31/2014	1.130318	1.219045	6,220.2549
01/01/2015 to 12/31/2015	1.219045	1.188718	788,379.9949
01/01/2016 to 12/31/2016	1.188718	1.224540	806,166.6565
01/01/2017 to 12/31/2017	1.224540	1.396650	749,787.1297
01/01/2018 to 12/31/2018	1.396650	1.279464	442,685.0392
01/01/2019 to 12/31/2019	1.279464	1.537134	316,772.9888
01/01/2020 to 12/31/2020	1.537134	1.616728	329,043.2859
A-19

APPENDIX A
Condensed Financial Information (continued)
1.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MFS ® Research International Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.619173	12.884600	418,305.5153
01/01/2012 to 12/31/2012	12.884600	14.842148	381,277.3753
01/01/2013 to 12/31/2013	14.842148	17.471762	331,160.6856
01/01/2014 to 12/31/2014	17.471762	16.047577	307,264.6719
01/01/2015 to 12/31/2015	16.047577	15.559333	291,609.7256
01/01/2016 to 12/31/2016	15.559333	15.223933	279,164.9027
01/01/2017 to 12/31/2017	15.223933	19.258908	241,998.5436
01/01/2018 to 12/31/2018	19.258908	16.348294	217,528.5161
01/01/2019 to 12/31/2019	16.348294	20.706275	192,768.9412
01/01/2020 to 12/31/2020	20.706275	23.098536	177,732.8331
Morgan Stanley Discovery Sub-Account (Class B) (formerly Morgan Stanley Mid Cap Growth Sub-Account (Class B) and before that Van Kampen Mid Cap Growth Sub-Account (Class B) and before that Lord Abbett Growth Opportunities Sub-Account (Class B))

01/01/2011 to 12/31/2011	14.021283	12.882517	190,889.7965
01/01/2012 to 12/31/2012	12.882517	13.895500	181,234.8733
01/01/2013 to 12/31/2013	13.895500	19.068593	149,233.2577
01/01/2014 to 12/31/2014	19.068593	19.013199	130,959.5758
01/01/2015 to 12/31/2015	19.013199	17.824984	127,201.6282
01/01/2016 to 12/31/2016	17.824984	16.106192	115,351.8288
01/01/2017 to 12/31/2017	16.106192	22.244317	92,386.4215
01/01/2018 to 12/31/2018	22.244317	24.184173	73,080.7929
01/01/2019 to 12/31/2019	24.184173	33.451422	58,226.0820
01/01/2020 to 12/31/2020	33.451422	83.576497	39,960.3609
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999822	1.036303	0.0000
01/01/2015 to 12/31/2015	1.036303	0.966894	0.0000
01/01/2016 to 12/31/2016	0.966894	1.060567	66,313.7846
01/01/2017 to 12/31/2017	1.060567	1.178791	95,527.9818
01/01/2018 to 12/31/2018	1.178791	1.075154	14,193.5829
01/01/2019 to 12/31/2019	1.075154	1.294685	14,112.3463
01/01/2020 to 12/31/2020	1.294685	1.429326	14,028.5642
PIMCO Inflation Protected Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.882186	15.230028	498,093.5271
01/01/2012 to 12/31/2012	15.230028	16.405011	502,546.6561
01/01/2013 to 12/31/2013	16.405011	14.691194	463,377.5753
01/01/2014 to 12/31/2014	14.691194	14.920994	422,716.8845
01/01/2015 to 12/31/2015	14.920994	14.270235	394,345.3752
01/01/2016 to 12/31/2016	14.270235	14.787955	369,036.6178
01/01/2017 to 12/31/2017	14.787955	15.103670	366,133.7098
01/01/2018 to 12/31/2018	15.103670	14.548395	330,256.9726
01/01/2019 to 12/31/2019	14.548395	15.548169	313,266.4214
01/01/2020 to 12/31/2020	15.548169	17.118183	291,549.0360
A-20

APPENDIX A
Condensed Financial Information (continued)
1.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.506947	16.810768	4,369,826.5175
01/01/2012 to 12/31/2012	16.810768	18.130822	3,621,705.7134
01/01/2013 to 12/31/2013	18.130822	17.553861	2,480,474.9718
01/01/2014 to 12/31/2014	17.553861	18.053464	1,701,994.2008
01/01/2015 to 12/31/2015	18.053464	17.821192	1,554,839.3493
01/01/2016 to 12/31/2016	17.821192	18.050091	1,388,473.9686
01/01/2017 to 12/31/2017	18.050091	18.619489	1,288,915.5935
01/01/2018 to 12/31/2018	18.619489	18.335457	1,134,263.2107
01/01/2019 to 12/31/2019	18.335457	19.630105	971,827.8405
01/01/2020 to 12/31/2020	19.630105	21.025449	909,072.8168
Schroders Global Multi-Asset Sub-Account (Class B) (formerly Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.216374	10.760741	6,487.8784
01/01/2014 to 12/31/2014	10.760741	11.539586	21,354.3745
01/01/2015 to 12/31/2015	11.539586	11.248011	26,801.5892
01/01/2016 to 12/31/2016	11.248011	11.609667	23,755.7713
01/01/2017 to 12/31/2017	11.609667	13.347780	21,580.6887
01/01/2018 to 04/30/2018	13.347780	12.770216	0.0000
Schroders Global Multi-Asset Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010762	1.068883	864,213.2742
01/01/2013 to 12/31/2013	1.068883	1.161756	2,515,162.8295
01/01/2014 to 12/31/2014	1.161756	1.235499	2,187,907.0806
01/01/2015 to 12/31/2015	1.235499	1.208822	1,153,134.0044
01/01/2016 to 12/31/2016	1.208822	1.260662	946,990.8419
01/01/2017 to 12/31/2017	1.260662	1.422324	586,328.0542
01/01/2018 to 12/31/2018	1.422324	1.271556	698,553.9862
01/01/2019 to 12/31/2019	1.271556	1.524890	620,767.6760
01/01/2020 to 12/31/2020	1.524890	1.536865	514,752.0007
SSGA Growth and Income ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.744313	11.715944	3,262,408.5909
01/01/2012 to 12/31/2012	11.715944	13.049283	3,064,343.5324
01/01/2013 to 12/31/2013	13.049283	14.546415	2,761,173.7369
01/01/2014 to 12/31/2014	14.546415	15.193036	2,463,195.1784
01/01/2015 to 12/31/2015	15.193036	14.702394	2,241,202.4231
01/01/2016 to 12/31/2016	14.702394	15.351912	2,106,057.3879
01/01/2017 to 12/31/2017	15.351912	17.557565	1,923,454.4613
01/01/2018 to 12/31/2018	17.557565	16.199718	1,657,890.6322
01/01/2019 to 12/31/2019	16.199718	19.126097	1,451,313.9156
01/01/2020 to 12/31/2020	19.126097	20.733683	1,283,515.7563
SSGA Growth ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.320254	10.936433	1,205,631.5408
01/01/2012 to 12/31/2012	10.936433	12.417139	1,201,084.7539
01/01/2013 to 12/31/2013	12.417139	14.471865	1,265,991.1343
01/01/2014 to 12/31/2014	14.471865	15.053334	1,179,114.4909
01/01/2015 to 12/31/2015	15.053334	14.515517	998,031.9703
01/01/2016 to 12/31/2016	14.515517	15.313728	889,648.7046
01/01/2017 to 12/31/2017	15.313728	18.084793	687,043.5293
01/01/2018 to 12/31/2018	18.084793	16.288604	582,571.5071
01/01/2019 to 12/31/2019	16.288604	19.686723	551,390.9531
01/01/2020 to 12/31/2020	19.686723	21.520529	514,335.7758
A-21

APPENDIX A
Condensed Financial Information (continued)
1.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
T. Rowe Price Large Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	49.402240	46.809866	360,610.0337
01/01/2012 to 12/31/2012	46.809866	54.508674	317,553.3809
01/01/2013 to 12/31/2013	54.508674	71.977697	268,672.1838
01/01/2014 to 12/31/2014	71.977697	80.483634	228,419.9962
01/01/2015 to 12/31/2015	80.483634	76.595331	208,388.7533
01/01/2016 to 12/31/2016	76.595331	87.660534	179,820.2522
01/01/2017 to 12/31/2017	87.660534	101.197115	151,112.9155
01/01/2018 to 12/31/2018	101.197115	90.735027	128,482.4279
01/01/2019 to 12/31/2019	90.735027	113.312169	115,794.6020
01/01/2020 to 12/31/2020	113.312169	115.054198	110,458.8755
Victory Sycamore Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	25.973885	24.690934	413,436.2833
01/01/2012 to 12/31/2012	24.690934	27.952215	338,253.9549
01/01/2013 to 12/31/2013	27.952215	35.952829	277,223.5128
01/01/2014 to 12/31/2014	35.952829	38.910717	231,599.9686
01/01/2015 to 12/31/2015	38.910717	34.958606	211,564.5559
01/01/2016 to 12/31/2016	34.958606	39.857152	190,927.3756
01/01/2017 to 12/31/2017	39.857152	43.071564	170,731.2790
01/01/2018 to 12/31/2018	43.071564	38.198462	146,614.0266
01/01/2019 to 12/31/2019	38.198462	48.633939	130,102.8756
01/01/2020 to 12/31/2020	48.633939	51.671243	118,563.7014
Western Asset Management Government Income Sub-Account (Class B) (formerly Fidelity Institutional Asset Management® Government Income Sub-Account (Class B))
04/30/2012 to 12/31/2012	10.783430	10.957512	14,714.9789
01/01/2013 to 12/31/2013	10.957512	10.327163	23,172.5086
01/01/2014 to 12/31/2014	10.327163	10.964080	31,791.3097
01/01/2015 to 12/31/2015	10.964080	10.869017	30,196.5387
01/01/2016 to 12/31/2016	10.869017	10.869961	31,656.7943
01/01/2017 to 12/31/2017	10.869961	11.008908	25,308.0791
01/01/2018 to 12/31/2018	11.008908	10.858890	33,241.4752
01/01/2019 to 12/31/2019	10.858890	11.521848	27,847.0949
01/01/2020 to 12/31/2020	11.521848	12.245716	20,628.5848
Brighthouse Funds Trust II
Baillie Gifford International Stock Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.831744	10.904646	22,923.7016
01/01/2012 to 12/31/2012	10.904646	12.847646	14,354.6929
01/01/2013 to 12/31/2013	12.847646	14.601457	201,491.0416
01/01/2014 to 12/31/2014	14.601457	13.931004	240,721.1247
01/01/2015 to 12/31/2015	13.931004	13.452671	154,633.7100
01/01/2016 to 12/31/2016	13.452671	13.949597	126,195.3264
01/01/2017 to 12/31/2017	13.949597	18.574226	100,123.6819
01/01/2018 to 12/31/2018	18.574226	15.181257	88,768.2682
01/01/2019 to 12/31/2019	15.181257	19.841342	76,618.7531
01/01/2020 to 12/31/2020	19.841342	24.727348	68,430.4099
A-22

APPENDIX A
Condensed Financial Information (continued)
1.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
BlackRock Bond Income Sub-Account (Class B)
01/01/2011 to 12/31/2011	54.339551	57.021060	130,872.4351
01/01/2012 to 12/31/2012	57.021060	60.378957	123,226.8025
01/01/2013 to 12/31/2013	60.378957	58.998545	126,054.4856
01/01/2014 to 12/31/2014	58.998545	62.202337	118,651.5617
01/01/2015 to 12/31/2015	62.202337	61.608162	111,848.1872
01/01/2016 to 12/31/2016	61.608162	62.554986	102,498.3911
01/01/2017 to 12/31/2017	62.554986	64.125691	98,398.8799
01/01/2018 to 12/31/2018	64.125691	62.903498	88,966.0695
01/01/2019 to 12/31/2019	62.903498	68.022685	80,785.2453
01/01/2020 to 12/31/2020	68.022685	72.738442	76,118.5936
BlackRock Capital Appreciation Sub-Account (Class A)
01/01/2011 to 12/31/2011	13.625764	12.246868	10,303.1263
01/01/2012 to 12/31/2012	12.246868	13.825231	9,848.3503
01/01/2013 to 12/31/2013	13.825231	18.316513	17,696.2375
01/01/2014 to 12/31/2014	18.316513	19.688662	17,634.2638
01/01/2015 to 12/31/2015	19.688662	20.654655	15,582.5290
01/01/2016 to 12/31/2016	20.654655	20.405264	15,505.2098
01/01/2017 to 12/31/2017	20.405264	26.976804	10,922.5930
01/01/2018 to 12/31/2018	26.976804	27.272022	11,374.0701
01/01/2019 to 12/31/2019	27.272022	35.763520	11,969.7199
01/01/2020 to 12/31/2020	35.763520	49.655513	5,811.4093
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.660952	10.523629	722,672.9733
01/01/2012 to 12/31/2012	10.523629	10.386964	703,985.3055
01/01/2013 to 12/31/2013	10.386964	10.252804	810,018.4087
01/01/2014 to 12/31/2014	10.252804	10.120377	460,779.3826
01/01/2015 to 12/31/2015	10.120377	9.989661	360,977.5767
01/01/2016 to 12/31/2016	9.989661	9.871691	326,747.5581
01/01/2017 to 12/31/2017	9.871691	9.806376	297,502.2467
01/01/2018 to 12/31/2018	9.806376	9.828947	321,298.5418
01/01/2019 to 12/31/2019	9.828947	9.884211	318,624.4217
01/01/2020 to 12/31/2020	9.884211	9.774946	327,243.2989
Brighthouse Asset Allocation 20 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.138773	14.428629	93,763.6618
01/01/2015 to 12/31/2015	14.428629	14.158877	90,078.0584
01/01/2016 to 12/31/2016	14.158877	14.609129	108,604.5096
01/01/2017 to 12/31/2017	14.609129	15.420652	155,632.1869
01/01/2018 to 12/31/2018	15.420652	14.822983	184,798.5065
01/01/2019 to 12/31/2019	14.822983	16.348736	185,279.5973
01/01/2020 to 12/31/2020	16.348736	17.672766	135,746.7477
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Defensive Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.161825	12.218191	2,925,213.1822
01/01/2012 to 12/31/2012	12.218191	13.375464	2,824,903.5159
01/01/2013 to 12/31/2013	13.375464	14.401451	2,245,304.8176
01/01/2014 to 04/25/2014	14.401451	14.524510	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Moderate Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.226944	12.055244	4,757,301.0599
01/01/2012 to 12/31/2012	12.055244	13.373515	4,563,756.9413
01/01/2013 to 12/31/2013	13.373515	15.078692	4,404,433.0490
01/01/2014 to 04/25/2014	15.078692	15.150236	0.0000
A-23

APPENDIX A
Condensed Financial Information (continued)
1.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 40 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.522958	14.939452	6,100,832.4826
01/01/2015 to 12/31/2015	14.939452	14.588222	5,229,165.7499
01/01/2016 to 12/31/2016	14.588222	15.276432	4,724,666.4652
01/01/2017 to 12/31/2017	15.276432	16.684472	4,104,182.1178
01/01/2018 to 12/31/2018	16.684472	15.743057	3,589,364.7237
01/01/2019 to 12/31/2019	15.743057	17.963287	3,244,482.7672
01/01/2020 to 12/31/2020	17.963287	19.687774	2,949,939.7721
Brighthouse Asset Allocation 60 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Balanced Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.003908	11.647420	16,989,816.7331
01/01/2012 to 12/31/2012	11.647420	13.097782	16,300,284.3794
01/01/2013 to 12/31/2013	13.097782	15.439211	15,113,912.2201
01/01/2014 to 04/25/2014	15.439211	15.465784	0.0000
Brighthouse Asset Allocation 60 Sub-Account (Class B)
04/28/2014 to 12/31/2014	15.464132	16.028157	13,854,808.1444
01/01/2015 to 12/31/2015	16.028157	15.620560	12,690,271.6064
01/01/2016 to 12/31/2016	15.620560	16.514354	11,529,251.7063
01/01/2017 to 12/31/2017	16.514354	18.703090	10,390,193.5834
01/01/2018 to 12/31/2018	18.703090	17.329580	9,215,491.9540
01/01/2019 to 12/31/2019	17.329580	20.428279	8,228,668.6221
01/01/2020 to 12/31/2020	20.428279	22.956479	7,464,987.6162
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Growth Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.888337	11.280553	13,717,285.7434
01/01/2012 to 12/31/2012	11.280553	12.884423	12,456,807.1299
01/01/2013 to 12/31/2013	12.884423	16.013844	12,676,191.6422
01/01/2014 to 04/25/2014	16.013844	15.954170	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly MetLife Growth Strategy Sub-Account (Class B) and before that Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.701527	9.407894	1,357,682.8017
01/01/2012 to 12/31/2012	9.407894	10.783002	1,296,829.1911
01/01/2013 to 04/26/2013	10.783002	11.612168	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B)
04/28/2014 to 12/31/2014	15.941182	16.617936	11,420,575.8948
01/01/2015 to 12/31/2015	16.617936	16.125078	10,315,298.3003
01/01/2016 to 12/31/2016	16.125078	17.212553	9,252,573.0605
01/01/2017 to 12/31/2017	17.212553	20.246539	8,011,970.8808
01/01/2018 to 12/31/2018	20.246539	18.362506	7,145,665.0841
01/01/2019 to 12/31/2019	18.362506	22.426119	6,382,718.1317
01/01/2020 to 12/31/2020	22.426119	25.809139	5,779,648.2616
Brighthouse/Dimensional International Small Company Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.281226	14.286034	33,564.7410
01/01/2012 to 12/31/2012	14.286034	16.625196	22,684.1041
01/01/2013 to 12/31/2013	16.625196	20.940119	21,070.1712
01/01/2014 to 12/31/2014	20.940119	19.285912	24,338.1487
01/01/2015 to 12/31/2015	19.285912	20.132407	24,304.3065
01/01/2016 to 12/31/2016	20.132407	21.030225	17,871.7156
01/01/2017 to 12/31/2017	21.030225	27.079955	19,491.4592
01/01/2018 to 12/31/2018	27.079955	21.232252	20,332.5012
01/01/2019 to 12/31/2019	21.232252	25.785606	20,027.7136
01/01/2020 to 12/31/2020	25.785606	27.689107	16,668.3187
A-24

APPENDIX A
Condensed Financial Information (continued)
1.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Wellington Core Equity Opportunities (Class A)
05/02/2016 to 12/31/2016	55.677164	56.810608	33,214.0376
01/01/2017 to 12/31/2017	56.810608	66.772443	29,119.7578
01/01/2018 to 12/31/2018	66.772443	65.847511	25,195.0217
01/01/2019 to 12/31/2019	65.847511	85.105639	20,870.4195
01/01/2020 to 12/31/2020	85.105639	93.470938	18,095.9666
Brighthouse/Wellington Core Equity Opportunities (Class A) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class A))
01/01/2011 to 12/31/2011	19.228180	18.117226	136,373.2185
01/01/2012 to 12/31/2012	18.117226	19.775851	115,661.6843
01/01/2013 to 12/31/2013	19.775851	25.977140	98,809.4714
01/01/2014 to 12/31/2014	25.977140	28.502585	83,797.3055
01/01/2015 to 12/31/2015	28.502585	28.152235	73,241.3587
01/01/2016 to 04/29/2016	28.152235	28.346606	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class E)
01/01/2011 to 12/31/2011	12.962618	12.260793	1,170,765.0988
01/01/2012 to 12/31/2012	12.260793	13.638720	1,063,171.7343
01/01/2013 to 12/31/2013	13.638720	17.976382	1,008,459.8663
01/01/2014 to 12/31/2014	17.976382	19.597857	869,054.2894
01/01/2015 to 12/31/2015	19.597857	19.783193	673,372.0791
01/01/2016 to 12/31/2016	19.783193	20.924343	591,154.4588
01/01/2017 to 12/31/2017	20.924343	24.562676	517,513.4426
01/01/2018 to 12/31/2018	24.562676	24.183272	414,252.7870
01/01/2019 to 12/31/2019	24.183272	31.216354	350,974.5758
01/01/2020 to 12/31/2020	31.216354	34.226155	325,596.7959
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.409247	12.276458	355,159.3390
01/01/2012 to 12/31/2012	12.276458	14.002167	545,620.2428
01/01/2013 to 12/31/2013	14.002167	18.898229	497,005.9457
01/01/2014 to 12/31/2014	18.898229	20.285133	400,668.1043
01/01/2015 to 12/31/2015	20.285133	22.133484	346,682.2868
01/01/2016 to 12/31/2016	22.133484	21.819252	323,687.6804
01/01/2017 to 12/31/2017	21.819252	29.504939	254,699.3009
01/01/2018 to 12/31/2018	29.504939	29.154924	222,627.6336
01/01/2019 to 12/31/2019	29.154924	38.129955	203,897.4381
01/01/2020 to 12/31/2020	38.129955	58.854513	163,997.0738
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.473780	8.249075	394,919.7415
01/01/2012 to 04/27/2012	8.249075	9.283200	0.0000
Loomis Sayles Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.816575	10.970270	185,371.8803
01/01/2012 to 12/31/2012	10.970270	12.007454	152,177.7396
01/01/2013 to 12/31/2013	12.007454	17.586589	115,891.9172
01/01/2014 to 12/31/2014	17.586589	17.521696	102,585.8969
01/01/2015 to 12/31/2015	17.521696	17.542225	90,100.2922
01/01/2016 to 12/31/2016	17.542225	18.362770	80,374.9168
01/01/2017 to 12/31/2017	18.362770	22.962820	63,719.7608
01/01/2018 to 12/31/2018	22.962820	22.727912	50,164.4681
01/01/2019 to 12/31/2019	22.727912	28.381693	44,706.9017
01/01/2020 to 12/31/2020	28.381693	37.551600	37,941.0539
A-25

APPENDIX A
Condensed Financial Information (continued)
1.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MetLife Aggregate Bond Index Sub-Account (Class G)
04/29/2013 to 12/31/2013	17.065581	16.366043	24,707.0658
01/01/2014 to 12/31/2014	16.366043	17.036667	34,996.6086
01/01/2015 to 12/31/2015	17.036667	16.807150	27,630.7225
01/01/2016 to 12/31/2016	16.807150	16.936216	25,228.5556
01/01/2017 to 12/31/2017	16.936216	17.209161	25,507.1139
01/01/2018 to 12/31/2018	17.209161	16.902260	23,629.3067
01/01/2019 to 12/31/2019	16.902260	18.075875	20,168.9909
01/01/2020 to 12/31/2020	18.075875	19.070881	19,307.3645
MFS ® Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	45.502285	45.885492	121,812.8118
01/01/2012 to 12/31/2012	45.885492	50.411416	109,698.1156
01/01/2013 to 12/31/2013	50.411416	59.065284	96,161.8251
01/01/2014 to 12/31/2014	59.065284	63.178641	85,528.7846
01/01/2015 to 12/31/2015	63.178641	62.113449	75,666.2664
01/01/2016 to 12/31/2016	62.113449	66.781988	68,610.5821
01/01/2017 to 12/31/2017	66.781988	73.943146	59,132.5416
01/01/2018 to 12/31/2018	73.943146	68.742841	49,141.5353
01/01/2019 to 12/31/2019	68.742841	81.472964	43,061.0759
01/01/2020 to 12/31/2020	81.472964	88.048290	37,691.1539
MFS ® Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.712416	14.615581	136,323.9431
01/01/2012 to 12/31/2012	14.615581	16.779960	136,060.3641
01/01/2013 to 12/31/2013	16.779960	22.424400	488,142.6052
01/01/2014 to 12/31/2014	22.424400	24.472630	449,829.2883
01/01/2015 to 12/31/2015	24.472630	24.068496	412,863.3288
01/01/2016 to 12/31/2016	24.068496	27.106389	374,556.9102
01/01/2017 to 12/31/2017	27.106389	31.461750	318,708.1374
01/01/2018 to 12/31/2018	31.461750	27.872891	276,980.4707
01/01/2019 to 12/31/2019	27.872891	35.724288	237,044.5339
01/01/2020 to 12/31/2020	35.724288	36.551238	235,425.7453
MFS ® Value Sub-Account (Class B) (formerly Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.922471	8.759302	764,814.1768
01/01/2012 to 12/31/2012	8.759302	9.848736	698,590.2703
01/01/2013 to 04/26/2013	9.848736	10.791833	0.0000
Neuberger Berman Genesis Sub-Account (Class B)
04/29/2013 to 12/31/2013	20.331335	25.406323	93,561.1088
01/01/2014 to 12/31/2014	25.406323	25.002832	81,110.6111
01/01/2015 to 12/31/2015	25.002832	24.773678	70,172.8203
01/01/2016 to 12/31/2016	24.773678	28.951791	63,752.2491
01/01/2017 to 12/31/2017	28.951791	33.005218	55,445.5675
01/01/2018 to 12/31/2018	33.005218	30.300893	46,453.5667
01/01/2019 to 12/31/2019	30.300893	38.704864	41,461.2317
01/01/2020 to 12/31/2020	38.704864	47.662736	38,003.1114
Neuberger Berman Genesis Sub-Account (Class B) (formerly MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	15.709433	14.688795	126,179.1685
01/01/2012 to 12/31/2012	14.688795	15.264435	122,573.7035
01/01/2013 to 04/26/2013	15.264435	16.556111	0.0000
A-26

APPENDIX A
Condensed Financial Information (continued)
1.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
VanEck Global Natural Resources Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.854763	15.508279	35,580.0950
01/01/2012 to 12/31/2012	15.508279	15.701587	38,479.6942
01/01/2013 to 12/31/2013	15.701587	17.165667	20,598.5399
01/01/2014 to 12/31/2014	17.165667	13.754473	24,458.8435
01/01/2015 to 12/31/2015	13.754473	9.129253	21,169.1613
01/01/2016 to 12/31/2016	9.129253	12.952943	18,765.9939
01/01/2017 to 12/31/2017	12.952943	12.691359	21,708.5681
01/01/2018 to 12/31/2018	12.691359	8.912242	22,354.1504
01/01/2019 to 12/31/2019	8.912242	9.883579	25,429.9418
01/01/2020 to 12/31/2020	9.883579	11.821658	24,435.2732
Western Asset Management Strategic Bond Opportunities Sub-Account (Class A)
05/02/2016 to 12/31/2016	32.257231	33.512779	5,945.7737
01/01/2017 to 12/31/2017	33.512779	35.802673	5,539.7678
01/01/2018 to 12/31/2018	35.802673	33.995805	4,680.9036
01/01/2019 to 12/31/2019	33.995805	38.418168	4,402.6539
01/01/2020 to 12/31/2020	38.418168	40.543057	4,227.8562
Western Asset Management Strategic Bond Opportunities Sub-Account (Class A) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class A))
01/01/2011 to 12/31/2011	25.732673	26.322918	13,168.1152
01/01/2012 to 12/31/2012	26.322918	29.001521	11,142.3231
01/01/2013 to 12/31/2013	29.001521	29.069147	10,595.5134
01/01/2014 to 12/31/2014	29.069147	30.008916	9,892.0150
01/01/2015 to 12/31/2015	30.008916	29.237538	8,199.1994
01/01/2016 to 04/29/2016	29.237538	29.999237	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
05/02/2016 to 12/31/2016	30.643757	31.805345	217,544.3923
01/01/2017 to 12/31/2017	31.805345	33.886110	201,168.8080
01/01/2018 to 12/31/2018	33.886110	32.100147	175,672.9237
01/01/2019 to 12/31/2019	32.100147	36.195749	151,600.9966
01/01/2020 to 12/31/2020	36.195749	38.089689	139,249.9804
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (formerly Met Investors Series Trust - Lord Abbett Bond Debenture Sub-Account (Class B))
01/01/2011 to 12/31/2011	23.622434	24.357741	519,164.0967
01/01/2012 to 12/31/2012	24.357741	27.154250	463,516.9708
01/01/2013 to 12/31/2013	27.154250	28.942193	334,692.1121
01/01/2014 to 12/31/2014	28.942193	29.947945	285,075.5190
01/01/2015 to 12/31/2015	29.947945	28.918367	250,711.1221
01/01/2016 to 04/29/2016	28.918367	29.807092	0.0000
Putnam Variable Trust
Putnam VT Equity Income Sub-Account (Class IB)
01/01/2011 to 12/31/2011	15.706597	15.802055	106,421.4068
01/01/2012 to 12/31/2012	15.802055	18.607861	87,978.6670
01/01/2013 to 12/31/2013	18.607861	24.321573	72,563.4445
01/01/2014 to 12/31/2014	24.321573	27.046904	61,102.9386
01/01/2015 to 12/31/2015	27.046904	25.885223	54,461.8799
01/01/2016 to 12/31/2016	25.885223	29.037045	49,853.5334
01/01/2017 to 12/31/2017	29.037045	34.043937	41,523.0992
01/01/2018 to 12/31/2018	34.043937	30.749424	35,989.4276
01/01/2019 to 12/31/2019	30.749424	39.580774	30,609.0689
01/01/2020 to 12/31/2020	39.580774	41.335054	22,398.8807
A-27

APPENDIX A
Condensed Financial Information (continued)
Discontinued Investment Portfolios. The following Investment Portfolios are no longer available for allocations of new Purchase Payments or transfers of Account Value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V.I. International Growth Fund (Series I) (closed effective May 1, 2002) (formerly AIM Variable Insurance Funds: AIM V.I. International Growth Fund (Series I)); (b) Franklin Templeton Variable Insurance Products Trust: Templeton Foreign VIP Fund (formerly Templeton Foreign Securities Fund) (closed effective May 1, 2004); (c) Brighthouse Funds Trust I (formerly Met Investors Series Trust): T. Rowe Price Mid Cap Growth Portfolio (closed effective May 1, 2003) and, for contracts issued prior to May 1, 2002, T. Rowe Price Large Cap Value Portfolio (Class A) (closed effective May 1, 2004) (formerly Lord Abbett Growth and Income Portfolio); (d) Brighthouse Funds Trust II (formerly Metropolitan Series Fund): Baillie Gifford International Stock Portfolio (formerly Artio International Stock Portfolio and previously Julius Baer International Stock Portfolio, FI International Stock Portfolio and Putnam International Stock Portfolio) (closed effective December 19, 2003), T. Rowe Price Small Cap Growth Portfolio (closed effective May 1, 2004), T. Rowe Price Large Cap Growth Portfolio (closed effective May 1, 2004) and Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (formerly Met/Wellington Core Equity Opportunities Portfolio and before that WMC Core Equity Opportunities Portfolio) (closed effective May 1, 2016); and (e) Putnam Variable Trust (Class IB): Putnam VT Large Cap Value Fund (formerly Putnam VT Equity Income Fund) (closed effective April 28, 2008).
You should read the prospectuses for these discontinued Investment Portfolios for more information on fees, charges, investment objectives and risks. A copy of the fund prospectuses has previously been provided to you.
Effective as of April 28, 2003, the following Investment Portfolios of Brighthouse Funds Trust I were merged: J.P. Morgan Enhanced Index Portfolio merged into Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into MFS® Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into Lord Abbett Growth Opportunities Portfolio.
Effective as of May 1, 2004, the following Investment Portfolios were replaced: (a) Franklin Templeton Variable Insurance Products Trust: Franklin Small Cap Fund (closed effective May 1, 2002) was replaced with Brighthouse Funds Trust II: T. Rowe Price Small Cap Growth Portfolio (Class B); Templeton Global Income Securities Fund (closed effective May 1, 2002) was replaced with Brighthouse Funds Trust I: PIMCO Total Return Portfolio (Class B); Franklin Large Cap Growth Securities Fund (closed effective May 1, 2003) was replaced with Brighthouse Funds Trust II: T. Rowe Price Large Cap Portfolio (Class B); and Mutual Shares Securities Fund (closed effective May 1, 2003) was replaced with Brighthouse Funds Trust I: Lord Abbett Growth and Income Portfolio (Class B); and (b) for contracts issued prior to May 1, 2002, AIM Variable Insurance Funds: AIM V.I. Premier Equity Fund (Series I) (closed effective May 1, 2003) was replaced with Brighthouse Funds Trust I: Lord Abbett Growth and Income Portfolio (Class A), and for contracts issued on and after May 1, 2002, AIM Variable Insurance Funds: AIM V.I. Premier Equity Fund (Series II) (closed effective May 1, 2003) was replaced with Brighthouse Funds Trust I: Lord Abbett Growth and Income Portfolio (Class B).
Effective as of November 22, 2004, the following Investment Portfolios were merged: Brighthouse Funds Trust I: J.P. Morgan Select Equity Portfolio merged into Brighthouse Funds Trust II: Capital Guardian U.S. Equity Portfolio; and Brighthouse Funds Trust I: J.P. Morgan Quality Bond Portfolio merged into Brighthouse Funds Trust I: PIMCO Total Return Portfolio.
Effective as of May 1, 2005, the following portfolios were merged: Brighthouse Funds Trust II: Met/Putnam Voyager Portfolio merged into Brighthouse Funds Trust II: Jennison Growth Portfolio; and Brighthouse Funds Trust I: Money Market Portfolio merged into Brighthouse Funds Trust II: BlackRock Money Market Portfolio.
Effective as of May 1, 2006, Brighthouse Funds Trust II: MFS® Investors Trust Series (closed effective May 1, 2003) merged into Brighthouse Funds Trust I: Legg Mason Value Equity Portfolio (Class B).
A-28

APPENDIX A
Condensed Financial Information (continued)
Effective as of April 30, 2007, the following Investment Portfolios were merged: (a) approximately 65% of Brighthouse Funds Trust I: Lord Abbett America's Value Portfolio (Class B) of merged into Brighthouse Funds Trust I: Lord Abbett Mid-Cap Value Portfolio (Class B), and the remainder (approximately 35%) of the Lord Abbett America's Value Portfolio (Class B) merged into Brighthouse Funds Trust I: Lord Abbett Bond Debenture Portfolio (Class B); (b) Brighthouse Funds Trust I: Pioneer Mid-Cap Value Portfolio (Class A) merged into Brighthouse Funds Trust I: Lazard Mid-Cap Portfolio (Class B); and (c) Brighthouse Funds Trust I: Met/Putnam Capital Opportunities Portfolio (Class B) merged into Brighthouse Funds Trust I: Lazard Mid-Cap Portfolio (Class B).
Effective as of April 30, 2007, AIM Variable Insurance Funds: AIM V.I. Capital Appreciation Fund (Series I) (closed effective May 1, 2002) was replaced with Brighthouse Funds Trust I: Met/AIM Capital Appreciation Portfolio (Class A).
Effective as of May 4, 2009, Brighthouse Funds Trust I: Met/AIM Capital Appreciation Portfolio (Class A) (closed effective April 30, 2007) merged into Brighthouse Funds Trust II: BlackRock Legacy Large Cap Growth Portfolio (Class A).
Effective as of May 4, 2009, Brighthouse Funds Trust II: Capital Guardian U.S. Equity Portfolio (Class B) (closed effective April 28, 2008) merged into Brighthouse Funds Trust I: Pioneer Fund Portfolio (Class A).
Effective as of May 3, 2010, Putnam Variable Trust (Class IB): Putnam VT Growth and Income Fund (closed effective May 1, 2006) was replaced with Brighthouse Funds Trust I: Lord Abbett Growth and Income Portfolio (Class B).
Effective as of May 1, 2011, Franklin Templeton Variable Insurance Products Trust: Templeton Growth Securities Fund (Class 2) (closed effective April 28, 2008) was replaced with Brighthouse Funds Trust I: Met/Templeton Growth Portfolio (Class B).
Effective as of May 1, 2011, Brighthouse Funds Trust I: Legg Mason Value Equity Portfolio (Class B) (closed effective May 1, 2006) merged into Brighthouse Funds Trust I: Legg Mason ClearBridge Aggressive Growth Portfolio (Class B).
Effective as of April 30, 2012, Brighthouse Funds Trust I: Oppenheimer Capital Appreciation Portfolio (Class B) merged into Brighthouse Funds Trust II: Jennison Growth Portfolio (Class B).
Effective as of April 29, 2013:
•	Brighthouse Funds Trust I: Met/Franklin Mutual Shares Portfolio (Class B) merged into Brighthouse Funds Trust II: MFS® Value Portfolio (Class B);
•	Brighthouse Funds Trust I: Met/Franklin Templeton Founding Strategy Portfolio (Class B) merged into Brighthouse Funds Trust I: MetLife Growth Strategy Portfolio (Class B);
•	Brighthouse Funds Trust I: MLA Mid Cap Portfolio (formerly Lazard Mid Cap Portfolio) (Class B) merged into Brighthouse Funds Trust II: Neuberger Berman Genesis Portfolio (Class B); and
•	Brighthouse Funds Trust II: Oppenheimer Global Equity Portfolio (Class B) merged into Brighthouse Funds Trust I: Met/Templeton Growth Portfolio (Class B). Also effective as of April 29, 2013, Met/Templeton Growth Portfolio changed its name to Oppenheimer Global Equity Portfolio.
Effective as of April 28, 2014:
•	Brighthouse Funds Trust I: MetLife Defensive Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 40 Portfolio (Class B);
•	Brighthouse Funds Trust I: MetLife Moderate Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 40 Portfolio (Class B);
•	Brighthouse Funds Trust I: MetLife Balanced Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 60 Portfolio (Class B); and
A-29

APPENDIX A
Condensed Financial Information (continued)
•	Brighthouse Funds Trust I: MetLife Growth Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 80 Portfolio (Class B)
Effective as of May 1, 2016:
•	Brighthouse Funds Trust I: Lord Abbett Bond Debenture Portfolio (Class B) merged into Brighthouse Funds Trust II: Western Asset Management Strategic Bond Opportunities Portfolio (Class B);
•	Brighthouse Funds Trust I: Pioneer Fund Portfolio (Class A) merged into Brighthouse Funds Trust II: Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A); and
•	Brighthouse Funds Trust I: Pioneer Strategic Income Portfolio (Class A) merged into Brighthouse Funds Trust II: Western Asset Management Strategic Bond Opportunities Portfolio (Class A).
Effective as of April 30, 2018:
•	Brighthouse Funds Trust I: Allianz Global Investors Dynamic Multi-Asset Plus Portfolio merged into Brighthouse Funds Trust I: JPMorgan Global Active Allocation Portfolio; and
•	Brighthouse Funds Trust I: Schroders Global Multi-Asset Portfolio II (formerly Pyramis® Managed Risk Portfolio) merged into Brighthouse Funds Trust I: Schroders Global Multi-Asset Portfolio.
A-30

APPENDIX B
Participating Investment Portfolios
Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.
Investment Portfolio	Investment Objective	Investment Adviser/Subadviser
American Funds Insurance Series® (Class 2)
American Funds Global Growth Fund	Seeks long-term growth of capital.	Capital Research and Management CompanySM
American Funds Global Small Capitalization Fund	Seeks long-term growth of capital.	Capital Research and Management CompanySM
American Funds Growth Fund	Seeks growth of capital.	Capital Research and Management CompanySM
Brighthouse Funds Trust I (Class B)
AB Global Dynamic Allocation Portfolio	Seeks capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: AllianceBernstein L.P.
AQR Global Risk Balanced Portfolio	Seeks total return.	Brighthouse Investment Advisers, LLC Subadviser: AQR Capital Management, LLC
BlackRock Global Tactical Strategies Portfolio	Seeks capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.
BlackRock High Yield Portfolio	Seeks to maximize total return, consistent with income generation and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.
Brighthouse Asset Allocation 100 Portfolio	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse Balanced Plus Portfolio	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Overlay Portion: Pacific Investment Management Company LLC
Brighthouse/Aberdeen Emerging Markets Equity Portfolio	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Aberdeen Asset Managers Limited
Brighthouse/Franklin Low Duration Total Return Portfolio	Seeks a high level of current income, while seeking preservation of shareholders’ capital.	Brighthouse Investment Advisers, LLC Subadviser: Franklin Advisers, Inc.
Brighthouse/Templeton International Bond Portfolio#	Seeks current income with capital appreciation and growth of income.	Brighthouse Investment Advisers, LLC Subadviser: Franklin Advisers, Inc.
Brighthouse/Wellington Large Cap Research Portfolio	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Clarion Global Real Estate Portfolio	Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: CBRE Clarion Securities LLC
Invesco Balanced-Risk Allocation Portfolio	Seeks total return.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Comstock Portfolio	Seeks capital growth and income.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Global Equity Portfolio	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
JPMorgan Global Active Allocation Portfolio	Seeks capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.
JPMorgan Small Cap Value Portfolio	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.
Loomis Sayles Growth Portfolio	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.

Investment Portfolio	Investment Objective	Investment Adviser/Subadviser
MetLife Multi-Index Targeted Risk Portfolio	Seeks a balance between growth of capital and current income, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Overlay Portion: MetLife Investment Advisors, LLC
MFS ® Research International Portfolio	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Morgan Stanley Discovery Portfolio	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.
PanAgora Global Diversified Risk Portfolio	Seeks total return.	Brighthouse Investment Advisers, LLC Subadviser: PanAgora Asset Management, Inc.
PIMCO Inflation Protected Bond Portfolio	Seeks maximum real return, consistent with preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
PIMCO Total Return Portfolio	Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
Schroders Global Multi-Asset Portfolio	Seeks capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadvisers: Schroder Investment Management North America Inc.; Schroder Investment Management North America Limited
SSGA Growth and Income ETF Portfolio	Seeks growth of capital and income.	Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.
SSGA Growth ETF Portfolio	Seeks growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.
T. Rowe Price Large Cap Value Portfolio	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Victory Sycamore Mid Cap Value Portfolio	Seeks high total return by investing in equity securities of mid-sized companies.	Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.
Western Asset Management Government Income Portfolio	Seeks a high level of current income, consistent with preservation of principal.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio (Class B)	Seeks a competitive total return primarily from investing in fixed-income securities.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Capital Appreciation Portfolio (Class A)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond Portfolio (Class B)	Seeks a high level of current income consistent with prudent investment risk and preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
Brighthouse Asset Allocation 20 Portfolio (Class B)	Seeks a high level of current income, with growth of capital as a secondary objective.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 40 Portfolio (Class B)	Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 60 Portfolio (Class B)	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 80 Portfolio (Class B)	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse/Dimensional International Small Company Portfolio (Class B)	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Dimensional Fund Advisors LP
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class E)	Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Jennison Growth Portfolio (Class B)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC

Investment Portfolio	Investment Objective	Investment Adviser/Subadviser
Loomis Sayles Small Cap Growth Portfolio (Class B)	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
MetLife Aggregate Bond Index Portfolio (Class G)	Seeks to track the performance of the Bloomberg Barclays U.S. Aggregate Bond Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MFS ® Total Return Portfolio (Class B)	Seeks a favorable total return through investment in a diversified portfolio.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
MFS ® Value Portfolio (Class B)	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Neuberger Berman Genesis Portfolio (Class B)	Seeks high total return, consisting principally of capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC
VanEck Global Natural Resources Portfolio (Class B)#	Seeks long-term capital appreciation with income as a secondary consideration.	Brighthouse Investment Advisers, LLC Subadviser: Van Eck Associates Corporation
Western Asset Management Strategic Bond Opportunities Portfolio (Class B)	Seeks to maximize total return consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
# This portfolio is only available for investment if certain optional riders are elected. (See “Purchase — Investment Allocation and Other Purchase Payment Restrictions for LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, and EDB II.”)

This page intentionally left blank.

APPENDIX C
Three Month Market Entry Program and EDCA Examples
In order to show how the Three Month Market Entry Program and the EDCA programs work, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only and do not reflect charges under the contract.
Three Month Market Entry Program
The following example demonstrates how the Three Month Market Entry Program operates. This program operates in the same manner as the EDCA Program, except the duration is (3) months. The example assumes that a $12,000 Purchase Payment is allocated to the Three Month Market Entry Program at the beginning of the first month and the first transfer of $4,000 also occurs on that date. The $8,000 remaining after the Three Month Market Entry Program is credited with a 1% effective annual interest rate. The Three Month Market Entry Program transfer amount of $4,000 is determined by dividing the $12,000 allocation amount by 3 (the number of months in the Three Month Market Entry Program). Thereafter, a $4,000 transfer is made from the Three Month Market Entry Program at the beginning of each month. Once three transfers have occurred, a final transfer of interest will be made to the allocation selected.
EDCA Examples with Multiple Purchase Payments
For illustrative purposes in the following examples, the interest rate earned in an EDCA account will be the guaranteed minimum interest rate, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent Purchase Payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term. These examples do not reflect charges that may be deducted from the EDCA account.
6-Month EDCA
The following example demonstrates how the 6-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $12,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:
Account Value 1st Payment Bucket (month 2) =
Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount
At the beginning of the 4th month, a second Purchase Payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is also credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.

				Account Values
Beg of Month	Amount Allocated to EDCA	Actual EDCA Transfer	EDCA Account Value	1st Payment Bucket	2nd Payment Bucket
1	$12,000	$2,000	$10,000	$10,000
2		$2,000	$ 8,025	$ 8,025
3		$2,000	$ 6,044	$ 6,044

				Account Values
Beg of Month	Amount Allocated to EDCA	Actual EDCA Transfer	EDCA Account Value	1st Payment Bucket	2nd Payment Bucket
4*	$6,000	$3,000	$9,059	$3,059	$6,000
5		$3,000	$6,082	$ 67	$6,015
6		$3,000	$3,097	0	$3,097
7		$3,000	$ 104	0	$ 104
8		$ 105	0	0	0
* At the beginning of the 4th month, a $6,000 Purchase Payment is added to the EDCA account. This amount ($6,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $3,059 in the 1st Payment Bucket ($6,044 (1st Payment Bucket Account Value from the 3rd month) + $15 (3rd month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $3,059). The total EDCA Account Value at the beginning of the 4th month is $9,059 ($3,059 in the 1st Payment Bucket + $6,000 in the 2nd Payment Bucket = $9,059).
12-Month EDCA
The following example demonstrates how the 12-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $24,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:
Account Value 1st Payment Bucket (month 2) =
Account Value 1st Payment Bucket (month 1) x
(1+EDCA Rate)(1/12) - EDCA Transfer Amount
At the beginning of the 6th month, a second Purchase Payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is also credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.

				Account Values
Beg of Month	Amount Allocated to EDCA	Actual EDCA Transfer	EDCA Account Value	1st Payment Bucket	2nd Payment Bucket
1	$24,000	$2,000	$22,000	$22,000
2		$2,000	$20,054	$20,054
3		$2,000	$18,104	$18,104
4		$2,000	$16,148	$16,148
5		$2,000	$14,188	$14,188
6*	$12,000	$3,000	$23,223	$11,223	$12,000
7		$3,000	$20,280	$ 8,251	$12,030
8		$3,000	$17,330	$ 5,271	$12,059
9		$3,000	$14,373	$ 2,284	$12,089

				Account Values
Beg of Month	Amount Allocated to EDCA	Actual EDCA Transfer	EDCA Account Value	1st Payment Bucket	2nd Payment Bucket
10		$3,000	$11,409	0	$11,409
11		$3,000	$ 8,437	0	$ 8,437
12		$3,000	$ 5,458	0	$ 5,458
13		$3,000	$ 2,471	0	$ 2,471
14		$2,477	0	0	0
* At the beginning of the 6th month, a $12,000 Purchase Payment is added to the EDCA account. This amount ($12,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $11,223 in the 1st Payment Bucket ($14,188 (1st Payment Bucket Account Value from the 5th month) + $35 (5th month’s EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $11,223). The total EDCA Account Value at the beginning of the 6th month is $23,223 ($11,223 in the 1st Payment Bucket + $12,000 in the 2nd Payment Bucket = $23,223).

This page intentionally left blank.

APPENDIX D
Description of GMIB
The Guaranteed Minimum Income Benefit (GMIB) rider was only offered under the contracts prior to July 1, 2002. If you elected the GMIB under your contract, you may not terminate it. You may exercise the GMIB after a 10-year waiting period, but only during the 30-day period following any contract anniversary up to and including the contract anniversary on or following your 85th birthday.
Income Base. The Income Base is the greater of (a) or (b) minus (c) below:
(a)    Highest Anniversary Value: On the issue date, the “Highest Anniversary Value” is equal to your initial Purchase Payment. The “Highest Anniversary Value” is increased by additional Purchase Payments and will be reduced by the percentage reduction in Account Value caused by subsequent partial withdrawals. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be reset equal to the greater of the Highest Anniversary Value at that time or the Account Value on the date of the recalculation. After your 81st birthday, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced by the percentage reduction in Account Value caused by subsequent partial withdrawals.
(b)    Annual Increase Amount: On the issue date, the “Annual Increase Amount” is equal to your initial Purchase Payment. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:
(i)    is Purchase Payments accumulated at the annual increase rate. The annual increase rate is 6% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter;
(ii)    is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a Contract Year are determined according to (1) or (2) as defined below:
(1)    The withdrawal adjustment for each partial withdrawal in a Contract Year is the value of the annual increase amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal; or
(2)    If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and will be treated as though the corresponding withdrawals occurred at the end of that Contract Year.
(c)    An amount equal to the withdrawal charge which would be assessed upon a complete withdrawal plus premium and other taxes.
The Income Base is not available for withdrawals and is only used for purposes of calculating the GMIB payment and charges for the GMIB rider.
Ownership. While the GMIB rider is in effect, the Owner (or Joint Owners) and Annuitant (or joint Annuitants) must be the same. If a non-natural person owns the contract, then the Annuitant will be deemed to be the Owner in determining the Income Base and GMIB payments. If Joint Owners are named, the age of the older Owner will be used to determine the Income Base.
Exercising the GMIB Rider. When you elect to receive Annuity Payments under the GMIB, you have your choice of two fixed Annuity Options:
•	A life annuity with a ten year period certain (period certain shortens for ages 80 and above); or
•	A joint survivor life annuity with a 10 year period certain. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years. (See “Annuity Payments (The Income Phase).”)
Terminating the GMIB Rider. The GMIB rider will terminate upon the earliest of:
•	The date you elect to receive Annuity Payments either under the GMIB rider or the contract;
•	The 30th day following the contract anniversary immediately after your 85th birthday;
•	The date you make a complete withdrawal of your Account Value;
D-1

•	Death of the Owner or death of the Annuitant if a non-natural person owns the contract; or
•	Change of the Owner, for any reason, unless we otherwise agree.
BLIC currently waives the contractual requirement that terminates the GMIB rider in the event of the death of the Owner in circumstances where the spouse of the Owner elects to continue the contract. (See “Death Benefit — General Death Benefit Provisions.”) In such event the GMIB rider will automatically continue unless the spouse elects to terminate the rider. We are permanently waiving this requirement with respect to purchasers of the contract offered by this prospectus who have elected the GMIB rider.
If an Owner or Joint Owner dies and:
•	the spouse elects to continue the contract and the GMIB rider continues as described above; and
•	before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate because it is the 30th day following the contract anniversary immediately after the spouse’s 85th birthday;
we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary immediately after his or her 85th birthday, even though the 10-year waiting period has not elapsed.
When the GMIB rider terminates, the corresponding GMIB rider charge terminates.
Current Restrictions on Subsequent Purchase Payments. Subsequent Purchase Payments under the GMIB rider are restricted as described in “Restrictions on Subsequent Purchase Payments for GMIB, GWB I, and Lifetime Withdrawal Guarantee I.”
D-2

APPENDIX E
Lifetime Income Solution Examples
The purpose of these examples is to illustrate the operation of the Lifetime Income Solution. (These examples use the annual increase rate for the LIS Plus II rider, 5%. If a contract was issued with certain versions of the LIS Plus I rider, the annual increase rate is 6% instead of 5%. See “Living Benefits — Guaranteed Income Benefits.”) Example (7) shows how required minimum distributions affect the Income Base when the LIS Plus II is elected with an IRA contract (or another contract subject to Section 401(a)(9) of the Internal Revenue Code).
The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. The examples do not reflect the deduction of fees and expenses, withdrawal charges or income taxes and tax penalties.
(1) Withdrawal Adjustments to Annual Increase Amount
         Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary
         Assume the initial Purchase Payment is $100,000 and the LIS Plus II is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).
         Proportionate adjustment when withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary
         Assume the initial Purchase Payment is $100,000 and the LIS Plus II is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 Account Value by 10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). (If multiple withdrawals are made during a Contract Year — for example, two $5,000 withdrawals instead of one $10,000 withdrawal — and those withdrawals total more than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that Contract Year and there will be no dollar-for-dollar withdrawal adjustment for the Contract Year.) Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).
(2) The Annual Increase Amount
        Example
         Assume the Owner of the contract is a male, age 55 at issue, and he elects the LIS Plus II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary prior to the Owner’s 91st birthday). At the tenth contract anniversary, when the Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.
         Graphic Example: Determining a value upon which future income payments can be based
         Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the investment options you selected. Your Purchase Payments accumulate at the annual increase rate of 5%, until the contract anniversary prior to the
E-1

contract Owner's 91st birthday. Your Purchase Payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your Purchase Payments accumulated at 5% a year adjusted for withdrawals and charges “the Annual Increase Amount”) is the value upon which future income payments can be based.

         Graphic Example: Determining your guaranteed lifetime income stream
         Assume that you decide to annuitize your contract and begin taking Annuity Payments after 20 years. In this example, your Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the Annual Increase Amount will be applied to the annuity pay-out rates in the GMIB Annuity Table to determine your lifetime Annuity Payments. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the LIS Plus II payment and the charge for the benefit.

         (In contrast to the LIS Plus II rider, for the LIS rider, purchase payments accumulate at the annual increase rate of 5% until the contract anniversary on or immediately after the contract owner's 85th birthday.)
(3) The Highest Anniversary Value (HAV)
        Example
         Assume, as in the example in section (2) above, the Owner of the contract is a male, age 55 at issue, and he elects the LIS Plus II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.
         Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000). See section (4) below for an example of the exercise of the LIS Plus II rider.
         Graphic Example: Determining a value upon which future income payments can be based
         Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is
E-2

the value upon which future income payments can be based.

Graphic Example: Determining your guaranteed lifetime income stream
         Assume that you decide to annuitize your contract and begin taking Annuity Payments after 20 years. In this example, the Highest Anniversary Value is higher than the Account Value. Assume that the Highest Anniversary Value is also higher than the Annual Increase Amount. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the GMIB Annuity Table to determine your lifetime Annuity Payments. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the LIS Plus II payment and the charge for the benefit.

(4) Putting It All Together
        Example
         Continuing the examples in sections (2) and (3) above, assume the Owner chooses to exercise the LIS Plus II rider at the tenth contract anniversary and elects a life annuity with 5 years of Annuity Payments guaranteed. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($162,889)
is used as the Income Base. The Income Base of $162,889 is applied to the GMIB Annuity Table. This yields Annuity Payments of $533 per month for life, with a minimum of 5 years guaranteed. (If the same Owner were instead age 70, the Income Base of $162,889 would yield monthly payments of $611; if the Owner were age 75, the Income Base of $162,889 would yield monthly payments of $717.)
         The above example does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on the income type you select, your age, and (where permitted by state law) your sex. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the LIS Plus II payment and the charge for the benefit.
        Graphic Example
         Prior to annuitization, the two calculations (the Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the Income Bases and the Account Value will cease to exist. Also, the LIS Plus II may only be exercised no later than the contract anniversary prior to the contract Owner's 91st birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary. (In contrast to the LIS Plus II, the LIS may only be exercised no later than the contract anniversary on or following the contract owner's 85th birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.)

         With the LIS Plus II, the Income Base is applied to special, conservative LIS Plus II annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the Account Value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount
E-3

produces the greatest income payment. Therefore, if your Account Value would provide greater income than would the amount provided under the LIS Plus II, you will have paid for the LIS Plus II although it was never used.

(5)	The Guaranteed Principal Option — LIS Plus II
         Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. Assume that the Account Value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.
         The effects of exercising the Guaranteed Principal Option are:
1)    A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the Account Value 30 days after the 10th contract anniversary bringing the Account Value back up to $100,000.
2)    The LIS Plus II rider and rider fee terminates as of the date that the adjustment is made to the Account Value; the variable annuity contract continues.
3)    LIS Plus II allocation and transfer restrictions terminate as of the date that the adjustment is made to the Account Value.

         *Withdrawals reduce the original Purchase Payment (i.e. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.
(6) The Optional Step-Up: Automatic Annual Step-Up — LIS Plus II
Assume your initial investment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.
The effect of the Optional Step-Up is:
(1)  The Annual Increase Amount automatically resets from $105,000 to $110,000;
(2)  The 10-year waiting period to annuitize the contract under the LIS Plus II is reset to 10 years from the first contract anniversary;
(3)  The LIS Plus II rider charge may be reset to the fee we would charge new contract Owners for the same LIS Plus II rider at that time; and
(4)  The Guaranteed Principal Option can still be elected on the 10th contract anniversary.
The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.
The effect of the Optional Step-Up is:
(1)  The Annual Increase Amount automatically resets from $115,500 to $120,000;
(2)  The 10-year waiting period to annuitize the contract under the LIS Plus II is reset to 10 years from the second contract anniversary;
(3)  The LIS Plus II rider charge may be reset to the fee we would charge new contract Owners for the same LIS Plus II rider at that time; and
E-4

(4)  The Guaranteed Principal Option can still be elected on the 10th contract anniversary.
Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).
The effect of each Optional Step-Up is:
(1)  The Annual Increase Amount automatically resets to the higher Account Value;
(2)  The 10-year waiting period to annuitize the contract under the LIS Plus II is reset to 10 years from the date of the Optional Step-Up;
(3)  The LIS Plus II rider charge may reset to the fee we would charge new contract Owners for the same LIS Plus II rider at that time; and
(4)  The Guaranteed Principal Option can still be elected on the 10th contract anniversary.
After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.
The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary prior to your 91st birthday. Also, please note:
(1)  The 10-year waiting period to annuitize the contract under the LIS Plus II remains at the 17th contract anniversary (10 years from the date of the last Optional Step-Up);
(2)  The LIS Plus II rider charge remains at its current level; and
(3)  The Guaranteed Principal Option can still be elected on the 10th contract anniversary.

(7) Required Minimum Distribution Examples — LIS Plus II
The following examples only apply to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code. Assume an IRA contract is issued on September 1, 2014 and the LIS Plus II rider is selected. Assume that on the first contract anniversary (September 1, 2015), the Annual Increase Amount is $100,000. Assume the required minimum distribution amount for 2015 with respect to this contract is $6,000, and the required minimum distribution amount for 2016 with respect to this contract is $7,200. Assume that on both the first contract anniversary (September 1, 2015) and the second contract anniversary (September 1, 2016) the Account Value is $100,000. On the second contract anniversary, the annual increase rate is the greater of:
(a)  5%; or
(b)  the required minimum distribution rate (as defined below).
The required minimum distribution rate equals the greater of:
(1)  the required minimum distribution amount for 2015 ($6,000) or for 2016 ($7,200), whichever is greater, divided by the sum of: (i) the Annual Increase Amount as of September 1, 2015 ($100,000) and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year ($0);
(2a)  if the contract Owner enrolls only in the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract
E-5

Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or
(2b)  if the contract Owner enrolls in both the Systematic Withdrawal Program and the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5% of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.
Because $7,200 (the required minimum distribution amount for 2016) is greater than $6,000 (the required minimum distribution amount for 2015), (b) is equal to $7,200 divided by $100,000, or 7.2%.
         Withdrawals Through the Automated Required Minimum Distribution Program
          If the contract Owner enrolls in the Automated Required Minimum Distribution Program and elects monthly withdrawals, the Owner will receive $6,800 over the second Contract Year (from September 2015 through August 2016). Assuming the Owner makes no withdrawals outside the Automated Required Minimum Distribution Program, on September 1, 2016, the Annual Increase Amount will be increased to $100,400. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn through the Automated Required Minimum Distribution Program ($6,800): $100,000 increased by 7.2% = $107,200; $107,200 - $6,800 = $100,400.
         (Why does the contract Owner receive $6,800 under the Automated Required Minimum Distribution Program in this example? From September through December 2015, the Owner receives $500 per month ($500 equals the $6,000 required minimum distribution amount for 2015 divided by 12). From January through August 2016, the Owner receives $600 per month ($600 equals the $7,200 required minimum distribution amount for 2016 divided by 12). The Owner receives $2,000 in 2015 and $4,800 in 2016, for a total of $6,800.)
         Withdrawals Outside the Automated Required Minimum Distribution Program
          If the contract Owner withdraws the $6,000 required minimum distribution amount for 2015 in December 2015 and makes no other withdrawals from September 2015 through August 2016, the Annual Increase Amount on September 1, 2016 will be $101,200. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($6,000): $100,000 increased by 7.2% = $107,200; $107,200 - $6,000 = $101,200.
          If the contract Owner withdraws the $7,200 required minimum distribution amount for 2016 in January 2016 and makes no other withdrawals from September 2015 through August 2016, the Annual Increase Amount on September 1, 2016 will be $100,000. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($7,200): $100,000 increased by 7.2% = $107,200; $107,200 - $7,200 = $100,000.
         Withdrawals in Excess of the Required Minimum Distribution Amounts
          Assume the contract Owner withdraws $7,250 on September 1, 2015 and makes no other withdrawals before the second contract anniversary. Because the $7,250 withdrawal exceeds the required minimum distribution amounts for 2015 and 2016, the annual increase rate will be 5% and the Annual Increase Amount on the second contract anniversary (September 1, 2016) will be $97,387.50. On September 1, 2015, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($100,000) multiplied by the percentage reduction in the Account Value attributed to the withdrawal (7.25%). Therefore, the new Annual Increase Amount is $92,750 ($100,000 × 7.25% = $7,250; $100,000 - $7,250 = $92,750). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount on the second contract anniversary (September 1, 2016) will be $97,387.50 ($92,750 increased by 5% per year compounded annually).
E-6

        No Withdrawals
         If the contract Owner fulfills the minimum distribution requirements by making withdrawals from other IRA accounts and does not make any withdrawals from this contract, the Annual Increase Amount on
September 1, 2016 will be $107,200. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn from the contract ($0).
E-7

This page intentionally left blank.

APPENDIX F
Guaranteed Withdrawal Benefit Examples
The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. (Examples A, B, and C are for the Lifetime Withdrawal Guarantee I and Lifetime Withdrawal Guarantee II riders. Examples D through H are for the GWB I rider.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. The examples do not reflect the deduction of fees and expenses, withdrawal charges or income taxes and tax penalities. The Guaranteed Withdrawal Benefit does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee rider) and the Guaranteed Withdrawal Amount and the Benefit Base (under the GWB I rider) cannot be taken as a lump sum.
A.    Lifetime Withdrawal Guarantee
1.    When Withdrawals Do Not Exceed the Annual Benefit Payment
Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).
Assume that $5,000 is withdrawn each year, beginning before the contract Owner attains age 59 1⁄2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the Account Value is reduced to zero.
If the first withdrawal is taken after age 59 1⁄2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the Owner’s lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Account Value are reduced to zero. (Under the Lifetime Withdrawal Guarantee II rider, if the contract Owner makes the first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)

2.    When Withdrawals Do Exceed the Annual Benefit Payment
a.     Lifetime Withdrawal Guarantee II — Proportionate Reduction
Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000

($100,000 × 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)
Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $80,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $80,000 – $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the withdrawal ($10,000) divided by the Account Value before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% × $87,500 = $4,375.
(Assume instead that you withdrew $10,000 during year two in two separate withdrawals of $5,000 on different days. Since the first withdrawal of $5,000 did not exceed the Annual Benefit Payment of $5,000, there would be no proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount at the time of that withdrawal. The second withdrawal of $5,000, however, results in cumulative withdrawals of $10,000 during year two and causes a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction would be equal to the entire amount of the second withdrawal ($5,000) divided by the Account Value before that withdrawal.)
b.     Lifetime Withdrawal Guarantee I — Reduction to Account Value
Assume that a contract with the Lifetime Withdrawal Guarantee I rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 × 5%).
Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $75,000 – $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 – $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting Account Value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the Account Value after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% × $65,000 = $3,250.
B.    Lifetime Withdrawal Guarantee — Compounding Income Amount
Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 × 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)
The Total Guaranteed Withdrawal Amount will increase by 7.25% of the Total Guaranteed Withdrawal Amount on each contract anniversary until the earlier of the second withdrawal or the 10th contract anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.

If the second withdrawal is taken in the first Contract Year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 × 5%).
If the second withdrawal is taken in the second Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $107,250 ($100,000 × 107.25%), and the Annual Benefit Payment would increase to $5,362 ($107,250 × 5%).
If the second withdrawal is taken in the third Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $115,025 ($107,250 × 107.25%), and the Annual Benefit Payment would increase to $5,751 ($115,025 × 5%).
If the second withdrawal is taken after the 10th Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $201,360 (the initial $100,000, increased by 7.25% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $10,068 ($201,360 × 5%).
(In contrast to the Lifetime Withdrawal Guarantee II rider, the Lifetime Withdrawal Guarantee I rider has a 5% Compounding Income Amount and the Total Guaranteed Withdrawal Amount is increased by 5% on each contract anniversary until the earlier of the date of the first withdrawal or the tenth contract anniversary.)

C.     Lifetime Withdrawal Guarantee — Automatic Annual Step-Ups and 7.25% Compounding Income Amount (No Withdrawals)
Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000 and the contract Owner was age 60 at the time the contract was issued. Assume that no withdrawals are taken.
At the first contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $107,250 ($100,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $107,250 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 × 5%).
At the second contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $117,975 ($110,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to

$120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $117,975 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 × 5%).
Assuming that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 7.25%, compounded annually, from the second contract anniversary through the ninth contract anniversary, and at that point would be equal to $195,867. Assume that during these Contract Years the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Value at the ninth contract anniversary has increased to $200,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $195,867 to $200,000 and reset the Annual Benefit Payment to $10,000 ($200,000 × 5%).
At the 10th contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $214,500 ($200,000 increased by 7.25%, compounded annually). Assume the Account Value is less than $214,500. There is no Automatic Annual Step-Up since the Account Value is below the Total Guaranteed Withdrawal Amount; however, due to the 7.25% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $10,725 ($214,500 × 5%).
D.    How Withdrawals Affect the Benefit Base
1.    An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000. Assume that the Account Value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $100,000 - $10,000 = $90,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $100,000 exceeds the Benefit Base of $90,000, no further reduction to the Benefit Base is made.
2.    An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000. Assume that the Account Value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $90,000 and the Account Value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $80,000 is less than the Benefit Base of $90,000, a further reduction of the $10,000 difference is made, bringing the Benefit Base to $80,000.
E.    How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment
An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000 and the initial Annual Benefit Payment would be $5,000. If $5,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $75,000. If a subsequent Purchase Payment of $10,000 were made the next day, the Benefit Base would be increased to $75,000 + $10,000 = $85,000. The Annual Benefit Payment would be reset to the greater of a) $5,000 (the

Annual Benefit Payment before the second Purchase Payment) and b) $4,250 (5% multiplied by the Benefit Base after the second Purchase Payment). In this case, the Annual Benefit Payment would remain at $5,000.
F.    How Withdrawals Affect the Annual Benefit Payment
1.    An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000 and the initial Annual Benefit Payment would be $5,000. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the Account Value by an additional $1,000, the Account Value would be reduced to $100,000 - $9,000 - $1,000 = $90,000. Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $5,000, the Annual Benefit Payment would be reset to the lower of a) $5,000 (the Annual Benefit Payment before the withdrawal) and b) $4,500 (5% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would be reset to $4,500.
2.    An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000 and the initial Annual Benefit Payment would be $5,000. If a withdrawal of $10,000 was made two years later after the Account Value had increased to $150,000, the Account Value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, the Annual Benefit Payment would be reset to the lower of a) $5,000 (the Annual Benefit Payment before the withdrawal) and b) $7,000 (5% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would remain at $5,000.
G.    How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount
An initial Purchase Payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $100,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $75,000. If a subsequent Purchase Payment of $10,000 was made, the Benefit Base would be increased to $75,000 + $10,000 = $85,000. The Guaranteed Withdrawal Amount would be reset to the greater of a) $100,000 (the Guaranteed Withdrawal Amount before the second Purchase Payment) and b) $85,000 (the Benefit Base after the second Purchase Payment). In this case, the Guaranteed Withdrawal Amount would remain at $100,000.
H.    Putting It All Together
1.    When Withdrawals Do Not Exceed the Annual Benefit Payment
An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000, the Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000. Assume that the Benefit Base was reduced to $85,000 due to 3 years of withdrawing $5,000 each year and assume that the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $5,000 at this time, your Account Value would be reduced to $50,000 - $5,000 = $45,000. Your Benefit Base would be reduced to $85,000 - $5,000 = $80,000. Since the withdrawal of $5,000 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment would remain at $5,000.

2.    When Withdrawals Do Exceed the Annual Benefit Payment
An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000, the Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000. Assume that the Benefit Base was reduced to $85,000 due to 3 years of withdrawing $5,000 each year. Assume the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $85,000 - $10,000 = $75,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Benefit Base would be greater than the resulting Account Value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the Account Value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $5,000 and 5% x $40,000 = $2,000. The Guaranteed Withdrawal Amount would remain at $100,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.

This page intentionally left blank.

APPENDIX G
Death Benefit Examples
The purpose of these examples is to illustrate the operation of the Principal Protection death benefit, the Annual Step-Up death benefit, the Compounded-Plus death benefit, and the Enhanced Death Benefit II. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Portfolios chosen. The examples do not reflect the deduction of fees and expenses, withdrawal charges or income taxes and tax penalties.
Principal Protection Death Benefit
The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.
		Date	Amount
A	Initial Purchase Payment	9/1/2021	$100,000
B	Account Value	9/1/2022 (First Contract Anniversary)	$104,000
C	Death Benefit	As of 9/1/2022	$104,000 (= greater of A and B)
D	Account Value	9/1/2023 (Second Contract Anniversary)	$90,000
E	Death Benefit	9/1/2023	$100,000 (= greater of A and D)
F	Withdrawal	9/2/2023	$9,000
G	Percentage Reduction in Account Value	9/2/2023	10% (= F/D)
H	Account Value after Withdrawal	9/2/2023	$81,000 (= D-F)
I	Purchase Payments Reduced for Withdrawal	As of 9/2/2023	$90,000 (= A-(A × G))
J	Death Benefit	9/2/2023	$90,000 (= greater of H and I)
Notes to Example
Purchaser is age 60 at issue.
The Account Values on 9/1/2023 and 9/2/2023 are assumed to be equal prior to the withdrawal.

Annual Step-Up Death Benefit
The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.
		Date	Amount
A	Initial Purchase Payment	9/1/2021	$100,000
B	Account Value	9/1/2022 (First Contract Anniversary)	$104,000
C	Death Benefit (Highest Anniversary Value)	As of 9/1/2022	$104,000 (= greater of A and B)
D	Account Value	9/1/2023 (Second Contract Anniversary)	$90,000
E	Death Benefit (Highest Contract Year Anniversary)	9/1/2023	$104,000 (= greater of B and D)
F	Withdrawal	9/2/2023	$9,000
G	Percentage Reduction in Account Value	9/2/2023	10% (= F/D)
H	Account Value after Withdrawal	9/2/2023	$81,000 (= D-F)
I	Highest Anniversary Value Reduced for Withdrawal	As of 9/2/2023	$93,600 (= E-(E × G))
J	Death Benefit	9/2/2023	$93,600 (= greater of H and I)
Notes to Example
Purchaser is age 60 at issue.
The Account Values on 9/1/2023 and 9/2/2023 are assumed to be equal prior to the withdrawal.

Compounded-Plus Death Benefit
The purpose of this example is to show how partial withdrawals reduce the Compounded-Plus death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.
		Date	Amount
A	Initial Purchase Payment	9/1/2021	$100,000
B	Account Value	9/1/2021 (First Contract Anniversary)	$104,000
C1	Account Value (Highest Anniversary Value)	9/1/2022	$104,000 (= greater of A and B)
C2	5% Annual Increase Amount	9/1/2022	$105,000 (= A × 1.05)
C3	Death Benefit	As of 9/1/2022	$105,000 (= greater of C1 and C2)
D	Account Value	9/1/2023 (Second Contract Anniversary)	$90,000
E1	Highest Anniversary Value	9/1/2023	$104,000 (= greater of C1 and D)
E2	5% Annual Increase Amount	As of 9/1/2023	$110,250 (= A × 1.05 × 1.05)
E3	Death Benefit	9/1/2023	$110,250 (= greater of E1 and E2)
F	Withdrawal	9/2/2023	$9,000
G	Percentage Reduction in Account Value	9/2/2023	10% (= F/D)
H	Account Value after Withdrawal	9/2/2023	$81,000 (= D-F)
I1	Highest Anniversary Value Reduced for Withdrawal	As of 9/2/2023	$93,600 (= E1-(E1 × G))
I2	5% Annual Increase Amount Reduced for Withdrawal	As of 9/2/2023	$99,238 (= E2-(E2 × G). Note: E2 includes additional day of interest at 5%)
I3	Death Benefit	9/2/2023	$99,238 (= greatest of H, I1 and I2)
Notes to Example
Purchaser is age 60 at issue.
The Account Values on 9/1/2023 and 9/2/2023 are assumed to be equal prior to the withdrawal.

Enhanced Death Benefit
The purpose of these examples is to illustrate the operation of the Death Benefit Base under the Enhanced Death Benefit. Example (7) shows how required minimum distributions affect the Death Benefit Base when the Enhanced Death Benefit II rider is elected with an IRA contract (or another contract subject to Section 401(a)(9) of the Internal Revenue Code).
(1) Withdrawal Adjustments to Annual Increase Amount
         Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary
         Assume the initial Purchase Payment is $100,000 and the Enhanced Death Benefit II is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).
         Proportionate adjustment when withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary
         Assume the initial Purchase Payment is $100,000 and the Enhanced Death Benefit II is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that withdrawal (10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).
(2) The Annual Increase Amount
        Example
         Assume the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary on or following the contract Owner's 90th birthday). At the tenth contract anniversary, when the contract Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.
        Determining a death benefit based on the Annual Increase Amount
         Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the subaccounts you selected. The Annual Increase Amount, however, accumulates an amount equal to your Purchase Payments at the Annual Increase Rate of 5% per year, until the contract anniversary on or following the contract Owner's 90th birthday. The Annual Increase Amount is also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The Annual Increase Amount is the value upon which a future death benefit amount can be based (if it is greater than the Highest Anniversary Value and Account Value on the date the death benefit amount is determined).

(3) The Highest Anniversary Value (HAV)
        Example
          Assume, as in the example in section (2) above, the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.
         Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000).
        Determining a death benefit based on the Highest Anniversary Value
         Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value is the value upon which a future death benefit amount can be based (if it is greater than the Annual Increase Amount and Account Value on the date the death benefit amount is determined).
(4) Putting It All Together
        Example
         Continuing the examples in sections (2) and (3) above, assume the contract Owner dies after the tenth contract anniversary but prior to the eleventh contract anniversary, and on the date the death benefit amount is determined, the Account Value is $150,000 due to poor market performance. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($162,889) is used as the Death Benefit Base. Because the Death Benefit Base ($162,889) is greater than the Account Value ($150,000), the Death Benefit Base will be the death benefit amount.
         The above example does not take into account the impact of premium and other taxes. The Death Benefit Base is not available for cash withdrawals and is only used for purposes of calculating the death benefit amount and the charge for the benefit.
(5) The Optional Step-Up
Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elect an Optional Step-Up.
The effect of the Optional Step-Up election is:
(1)  The Annual Increase Amount resets from $105,000 to $110,000; and
(2)  The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit II at that time.
The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $112,000 due to poor market performance. You may NOT elect an Optional Step-Up at this time, because the Account Value is less than the Annual Increase Amount.

(6) The Optional Step-Up: Automatic Annual Step-Up
Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.
The effect of the Optional Step-Up is:
(1)  The Annual Increase Amount automatically resets from $105,000 to $110,000; and
(2)  The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit II at that time.
The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.
The effect of the Optional Step-Up is:
(1)  The Annual Increase Amount automatically resets from $115,500 to $120,000; and
(2)  The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit II at that time.
Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).
The effect of the Optional Step-Up is:
(1)  The Annual Increase Amount automatically resets to the higher Account Value; and
(2)  The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit II at that time.
After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up. The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary on or after your 90th birthday. Also, note the Enhanced Death Benefit II rider charge remains at its current level.
(7) Required Minimum Distribution Examples — Enhanced Death Benefit II
The following examples only apply to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code. Assume an IRA contract is issued on September 1, 2016 and the Enhanced Death Benefit II rider is selected. Assume that on the first contract anniversary (September 1, 2017), the Annual Increase Amount is $100,000. Assume the required minimum distribution amount for 2017 with respect to this contract is $6,000, and the required minimum distribution amount for 2018 with respect to this contract is $7,200. Assume that on both the first contract anniversary (September 1, 2017) and the second contract anniversary (September 1, 2018) the Account Value is $100,000. On the second contract anniversary, the annual increase rate is the greater of:

(a)  5%; or
(b)  the required minimum distribution rate (as defined below).
The required minimum distribution rate equals the greater of:
(1)  the required minimum distribution amount for 2017 ($6,000) or for 2018 ($7,200), whichever is greater, divided by the sum of: (i) the Annual Increase Amount as of September 1, 2017 ($100,000) and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year ($0);
(2a)  if the contract Owner enrolls only in the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or
(2b)  if the contract Owner enrolls in both the Systematic Withdrawal Program and the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5% of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.
Because $7,200 (the required minimum distribution amount for 2018) is greater than $6,000 (the required minimum distribution amount for 2017), (1) is equal to $7,200 divided by $100,000, or 7.2%.
(i)  Withdrawals Through the Automated Required Minimum Distribution Program
If the contract Owner enrolls in the Automated Required Minimum Distribution Program and elects monthly withdrawals, the Owner will receive $6,800 over the second Contract Year (from September 2017 through August 2018). Assuming the Owner makes no withdrawals outside the Automated Required Minimum Distribution Program, on September 1, 2018, the Annual Increase Amount will be increased to $100,400. This is calculated by increasing the Annual Increase Amount from September 1, 2017 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn through the Automated Required Minimum Distribution Program ($6,800): $100,000 increased by 7.2% = $107,200; $107,200 - $6,800 = $100,400.
(Why does the contract Owner receive $6,800 under the Automated Required Minimum Distribution Program in this example? From September through December 2017, the Owner receives $500 per month ($500 equals the $6,000 required minimum distribution amount for 2017 divided by 12). From January through August 2018, the Owner receives $600 per month ($600 equals the $7,200 required minimum distribution amount for 2018 divided by 12). The Owner receives $2,000 in 2017 and $4,800 in 2018, for a total of $6,800.)
(ii)  Withdrawals Outside the Automated Required Minimum Distribution Program
If the contract Owner withdraws the $6,000 required minimum distribution amount for 2017 in December 2017 and makes no other withdrawals from September 2017 through August 2018, the Annual Increase Amount on September 1, 2018 will be $101,200. This is calculated by increasing the Annual Increase Amount from September 1, 2017 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($6,000): $100,000 increased by 7.2% = $107,200; $107,200 - $6,000 = $101,200.
If the contract Owner withdraws the $7,200 required minimum distribution amount for 2018 in January 2018 and makes no other withdrawals from September 2017 through August 2018, the Annual Increase Amount on September 1, 2018 will be $100,000. This is calculated by increasing the Annual Increase Amount from September 1, 2017 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($7,200): $100,000 increased by 7.2% = $107,200; $107,200 - $7,200 = $100,000.

(iii)  Withdrawals in Excess of the Required Minimum Distribution Amounts
Assume the contract Owner withdraws $7,250 on September 1, 2017 and makes no other withdrawals before the second contract anniversary. Because the $7,250 withdrawal exceeds the required minimum distribution amounts for 2017 and 2018, the annual increase rate will be 5% and the Annual Increase Amount on the second contract anniversary (September 1, 2018) will be $97,387.50. On September 1, 2017, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($100,000) multiplied by the percentage reduction in the Account Value attributed to the withdrawal (7.25%). Therefore, the new Annual Increase Amount is $92,750 ($100,000 × 7.25% = $7,250; $100,000 - $7,250 = $92,750). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount on the second contract anniversary (September 1, 2018) will be $97,387.50 ($92,750 increased by 5% per year compounded annually).
(iv)  No Withdrawals
If the contract Owner fulfills the minimum distribution requirements by making withdrawals from other IRA accounts and does not make any withdrawals from this contract, the Annual Increase Amount on September 1, 2018 will be $107,200. This is calculated by increasing the Annual Increase Amount from September 1, 2017 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn from the contract ($0).

Statement of Additional Information
Individual Variable Deferred Annuity Contract
issued by
Brighthouse Variable Annuity Account C
and
Brighthouse Life Insurance Company
Class VA, Class AA and Class B
This is not a prospectus. This Statement of Additional Information should be read in conjunction with the prospectuses dated April 30, 2021, for the Individual Variable Deferred Annuity Contracts that are described herein.
The prospectuses concisely set forth information that a prospective investor ought to know before investing. For a copy of the prospectus write us at: P.O. Box 305075, Nashville, TN 37230-5075, or call (888) 243-1932.
This Statement of Additional Information is dated April 30, 2021.
SAI-0421BLICMOVAAAB
1

2

THE COMPANY
Brighthouse Life Insurance Company (“BLIC” or the “Company”) is a Delaware corporation originally incorporated in Connecticut in 1863. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all U.S. states (except New York), the District of Columbia, Puerto Rico, Guam, the U.S. Virgin Islands, the British Virgin Islands and the Bahamas. BLIC is an indirect, wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. (“BHF”), a publicly-traded company. Prior to August 4, 2017, the Company was an indirect wholly-owned subsidiary of MetLife, Inc. On that date, MetLife, Inc. distributed approximately 80.8% of BHF’s common stock to holders of MetLife Inc.’s common stock, and BHF became a separate, publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the United States. BLIC’s executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.
Brighthouse Life Insurance Company History
MetLife Insurance Company USA: From the close of business on November 14, 2014 to March 6, 2017, BLIC was called MetLife Insurance Company USA (MetLife USA). MetLife USA was established following the close of business on November 14, 2014, when MetLife Investors USA Insurance Company, a wholly-owned subsidiary of MetLife Insurance Company of Connecticut, MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd. were merged into MetLife Insurance Company of Connecticut, and MetLife Insurance Company of Connecticut was then renamed MetLife Insurance Company USA. Simultaneously, MetLife Insurance Company USA changed its domicile from Connecticut to the state of Delaware. As a result of this merger, MetLife USA assumed legal ownership of all of the assets of these predecessor companies, including assets held in the separate accounts, and became responsible for administering the contracts and paying any benefits due under all contracts issued by each of its corporate predecessors. These predecessor companies that issued contracts on and prior to November 14, 2014 were the following:
•	MetLife Insurance Company of Connecticut: MetLife Insurance Company of Connecticut (MICC), originally chartered in Connecticut in 1863, was known as
Travelers Insurance Company prior to May 1, 2006. MICC changed its name to MetLife Insurance Company USA and its state of domicile to Delaware after November 14, 2014 as described under “MetLife Insurance Company USA” above.
•	MetLife Life and Annuity Company of Connecticut: MetLife Life and Annuity Company of Connecticut (MLAC), originally chartered in Connecticut in 1973, was known as Travelers Life and Annuity Company prior to May 1, 2006. On or about December 7, 2007, MLAC merged with and into MICC.
•	MetLife Investors USA Insurance Company: MetLife Investors USA Insurance Company (MLI USA), originally chartered in Delaware in 1960, was known as Security First Life Insurance Company prior to January 8, 2001. MLI USA was merged into BLIC after the close of business on November 14, 2014, as described under “MetLife Insurance Company USA” above.
•	MetLife Investors Insurance Company: MetLife Investors Insurance Company (MLI), originally chartered in Missouri in 1981, was known as Cova Financial Services Life Insurance Company prior to February 12, 2001. MLI was merged into BLIC after the close of business on November 14, 2014, as described under “MetLife Insurance Company USA” above.
•	MetLife Investors Insurance Company of California: MetLife Investors Insurance Company of California (MLI-CA), originally chartered in California in 1972, was known as Cova Financial Life Insurance Company prior to February 12, 2001. On November 9, 2006 MLI-CA merged with and into MLI.
THE SEPARATE ACCOUNT
We have established a Separate Account, Brighthouse Variable Annuity Account C (the “Separate Account”), to hold the assets that underlie the contracts. The Board of Directors of our predecessor, MetLife Investors Insurance Company (MLI), adopted a resolution to establish the Separate Account under Delaware insurance law on February 24, 1987. We have registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.
3

SERVICES
BLIC maintains certain books and records of the Separate Account and provides certain issuance and other administrative services for the Contracts. Pursuant to a services agreement, Computer Sciences Corporation, through its affiliate Alliance-One Services, Inc. provides certain other administrative and recordkeeping services for the Contracts as well as other contracts and policies issued by BLIC. The amount paid to Computer Sciences Corporation for the period January 1, 2020 through December 31, 2020 was $18,839,325.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements comprising each of the Sub-Accounts of Brighthouse Variable Annuity Account C, incorporated by reference in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference. Such financial statements have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
The financial statements, and the related financial statement schedules, of Brighthouse Life Insurance Company, incorporated by reference in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference. Such financial statements and financial statement schedules have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
The principal business address of Deloitte & Touche LLP is 650 South Tryon Street, Suite 1800, Charlotte, North Carolina 28202-3512.
CUSTODIAN
Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.
DISTRIBUTION
Information about the distribution of the contracts is contained in the prospectus. (See “Other Information.”) Additional information is provided below.
Currently the contract is not available for new sales.
Brighthouse Securities, LLC (Distributor) serves as principal underwriter for the contracts. Distributor and the Company are affiliates because they are both under common control of Brighthouse Financial, Inc. Distributor’s home office is located at 11225 North Community House Road, Charlotte, NC 28277. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA). Distributor has entered into selling agreements with other broker-dealers (“selling firms”) and compensates them for their services.
The following table shows the amount of commissions paid to and the amount of commissions retained by the principal underwriter.
Fiscal year	Aggregate Amount of Commissions Paid to Distributor	Aggregate Amount of Commissions Retained by Distributor After Payments to Selling Firms
2020	$651,736,999	$0
2019	$649,095,230	$0
2018	$604,739,251	$0
Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.
As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission
4

amounts) paid to selected selling firms during 2020 ranged from $375 to $12,262,239.* The amount of commissions paid to selected selling firms during 2020 ranged from $0 to $70,041,584. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2020 ranged from $375 to $74,718,078.*
* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliate Brighthouse Life Insurance Company of NY.
The following list sets forth the names of selling firms that received additional compensation in 2020 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts offered by the prospectus). The selling firms are listed in alphabetical order.
Advisor Group, Inc.
Aegis Capital Corp.
American Portfolios Financial Services, Inc
Ameritas Investment Corp
Ameriprise Financial Services, Inc.
Arvest Investments Inc
Avantax Investment Services, Inc.
AXA Network LLC
Benjamin R. Edwards & Co.
Berthel Fisher Company
Cabot Lodge Securities LLC
Cadaret Grant & Co., Inc
Calton & Associates Inc.
Cambridge Investment Research, Inc.
Capital Investments Group, Inc.
Capital Investment Brokerage, Inc.
Centaurus Financial, Inc.
Cetera Advisor Networks LLC
Cetera Investment Services LLC
CFD Investment, Inc.
Citigroup Global Markets, Inc.
Commonwealth Financial Network
Community America Financial Solutions, LLC
Concord Investment Services, LLC
CUNA Brokerage Services, Inc.
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Equity Services, Inc.
First Allied Securities, Inc.
First Citizens Investor Services, Inc.
First Horizon Advisors, Inc.
Founders Financial Securities, LLC
FSC Securities Corporation
GWN Securities Corporation
H. Beck, Inc.
IFP Securities, LLC
Independent Financial Group, LLC
Infinex Investments, Inc.
Infinity Financial Services
Investacorp, Inc.
Janney Montgomery Scott, LLC
J.W. Cole Financial, Inc.
Kestra Investment Services, LLC
Key Investment Services LLC
LifeMark Securities Corp.
Lincoln Investment Planning Inc.
Lion Street Financial, LLC
LPL Financial LLC
Merrill Lynch, Inc.
Mid Atlantic Capital Corporation
MML Investors Services, LLC
Morgan Stanley Smith Barney, LLC
NEXT Financial Group, Inc.
Oppenheimer & Co. Inc.
Park Avenue Securities LLC
Parkland Securities, LLC
PFS Investments Inc.
ProEquities, Inc.
Purshe Kaplan Sterling Investments, Inc.
Raymond James & Associates, Inc.
RBC Wealth Management
Royal Alliance Associates, Inc.
SagePoint Financial, Inc.
Sigma Financial Corporation
Stifel, Nicolaus & Company, Incorporated
SunTrust Investment Services, Inc.
The Investment Center, Inc.
The Leader’s Group, Inc.
Transamerica Financial Advisors, Inc.
Triad Advisors, Inc.
UBS Financial Services, Inc.
UnionBanc Investment Services, LLC
United Planners Financial Services
U.S. Bancorp Investments, Inc.
ValMark Securities, Inc.
5

Vandervelt Securities, LLC
Voya Financial Advisors, Inc.
Waddell & Reed
Wells Fargo Advisors, LLC
Woodbury Financial Services, Inc.
There are other broker dealers who receive compensation for servicing our contracts, and the Account Value of the contracts or the amount of added Purchase Payments received may be included in determining their additional compensation, if any.
Reduction or Elimination of the Withdrawal Charge
The amount of the withdrawal charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the withdrawal charge will be determined by the Company after examination of all the relevant factors such as:
1.	The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.
2.	The total amount of Purchase Payments to be received will be considered. Per contract sales expenses are likely to be less on larger Purchase Payments than on smaller ones.
3.	Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.
4.	There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.
If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the withdrawal charge.
The withdrawal charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person. In lieu of a withdrawal charge waiver, we may provide an Account Value credit.
PERFORMANCE INFORMATION
Historical Unit Values
The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.
In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the against established market indices such as the Standard & Poor’s 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Investment Portfolio being compared. The Standard & Poor’s 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor’s 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.
Reporting Agencies
The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.
The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company’s sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales
6

literature will indicate that if the charges had been deducted, the ranking might have been lower.
The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.
Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.
ANNUITY PROVISIONS
Variable Annuity
A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.
The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) will be applied to the applicable Annuity Table to determine the first Annuity Payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The dollar amount of the first variable Annuity Payment is determined as follows: The first variable Annuity Payment will be based upon the Annuity Option elected, the Annuitant’s age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.
The dollar amount of variable Annuity Payments after the first payment is determined as follows:
1.	the dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, unless you transfer values from the Investment Portfolio to another Investment Portfolio;
2.	the fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.
The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.
Annuity Unit — The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us.
The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.
(1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.
(2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.
Net Investment Factor — The net investment factor for each Investment Portfolio is determined by dividing A by B and multiplying by (1-C) where:
7

A is (i)	the net asset value per share of the portfolio at the end of the current Business Day; plus
(ii)	any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current Business Day.
B is	the net asset value per share of the portfolio for the immediately preceding Business Day.
C is (i)	the Separate Account product charges and for each day since the last Business Day. The daily charge is equal to the annual Separate Account product charges divided by 365; plus
(ii)	a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.
Transfers During the Annuity Phase:
•	You may not make a transfer from the fixed Annuity Option to the variable Annuity Option;
•	Transfers among the subaccounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the subaccount to which the transfer is made, so that the next Annuity Payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, Annuity Payments will reflect changes in the value of the new Annuity Units; and
•	You may make a transfer from the variable Annuity Option to the fixed Annuity Option. The amount transferred from a subaccount of the Separate Account will be equal to the product of “(a)” multiplied by “(b)” multiplied by “(c)”, where (a) is the number of Annuity Units representing your interest in the subaccount per Annuity Payment; (b) is the Annuity Unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the Annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the Annuity Date for the Annuity Option elected. Amounts transferred to the fixed Annuity Option will be applied under the Annuity Option elected at the attained age of the Annuitant at the time of the transfer using the fixed Annuity Option table. If at the time of transfer, the then current fixed Annuity Option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and Annuity Unit values will be determined as of the end of the Business Day on which the Company receives a notice.
Fixed Annuity
A fixed annuity is a series of payments made during the Annuity Phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The monthly Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.
Mortality and Expense Guarantee
The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.
LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS
If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company may also be required to block a contract Owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making Annuity Payments until instructions are received from the appropriate regulator.
ADDITIONAL FEDERAL TAX CONSIDERATIONS
Non-Qualified Contracts
Diversification. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain
8

diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. Failure to meet these standards would result in immediate taxation to contract Owners of gains under their contracts. Inadvertent failure to meet these standards may be correctable.
Changes to Tax Rules and Interpretations
Changes to applicable tax rules and interpretations can adversely affect the tax treatment of your contract. These changes may take effect retroactively.
We reserve the right to amend your contract where necessary to maintain its status as a variable annuity contract under federal tax law and to protect you and other contract Owners in the Investment Portfolios from adverse tax consequences.
Tax on Net Investment Income
The 3.8% tax on net investment income described in the Prospectus when added to the top tax bracket for ordinary income of 37.0% will result in a top tax rate of 40.8% on investment income.
Qualified Contracts
Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for contract Owners and plan participants.
Types of Qualified Plans
The following list includes individual account-type plans which may hold an annuity contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.
IRA
A traditional IRA is established by an individual under Section 408(a) or 408(b) of the Code. See also Roth IRAs below.
SIMPLE IRA
Established by a for-profit employer with 100 or fewer employees that does not maintain another retirement plan. A SIMPLE IRA, established under section 408(p) of the Code, is based on IRA accounts for each participant.
SEP
Established by a for-profit employer under Section 408(k) of the Code, based on IRA accounts for each participant. Generally, only employers make contributions. If the SEP IRA permits non-SEP contributions, an employee can make regular IRA contributions (including IRA catch up contributions) to the SEP IRA, up to the maximum annual limit.
401(k), 401(a)
Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.
403(b) or Tax Sheltered Annuity (“TSA”)
Established by Section 501(c)(3) tax exempt entities, public schools (K-12), public colleges, universities, churches, synagogues and mosques.
457(b) - Governmental Sponsor
Established by state and local governments, public schools (K-12), public colleges and universities.
457(b) - Non-Governmental Sponsor
Established by a tax-exempt entity. Under a non-governmental plan, which must be a tax-exempt entity under Section 501(c) of the Code, all investments of the plan are owned by and are subject to the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.
Additional Information Regarding 457(b) Plans
A 457(b) plan may provide a one-time election to make special one-time “catch-up” contributions in one or more of the participant’s last three taxable years ending before the participant’s normal retirement age under the plan. Participants in governmental 457(b) plans may make two types of catch up contributions, the age 50 or older catch-up and the special one-time catch-up contribution. However, both catch up contribution types cannot be made in the same taxable year. In general, contribution limits with respect to elective deferral and to age 50 plus catch-up contributions are not aggregated with contributions under the other types of qualified plans for the purposes of determining the limitations applicable to participants.
403(a) Annuity Plans
Similar in structure to 401(a) plans except that, instead of trusts, annuity contracts are the funding vehicle.
9

Roth Accounts
Individual or employee plan contributions made to certain plans on an after-tax basis. An IRA may be established as a Roth IRA under Section 408A, and 401(k), 403(b) and 457(b) plans may provide for Roth accounts. Contributions to a Roth IRA are limited based on the level of your modified adjusted gross income.
Comparison of Plan Limits for Individual Contributions:
(1)	IRA: elective contribution to all traditional and Roth IRAs: $6,000; catch-up contribution: $1,000
(2)	SIMPLE: elective contribution: $13,500; catch-up contribution: $3,000
(3)	401(k): elective contribution: $19,500; catch-up contribution: $6,500
(4)	SEP/401(a): (employer contributions only)
(5)	403(b) (TSA): elective contribution: $19,500; catch-up contribution: $6,500
(6)	457(b) : elective contribution: $19,500; catch-up contribution: $6,500
Dollar limits are for 2021 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions such that total annual plan contributions do not exceed the lesser of $58,000 and 100% of an employee’s compensation for 2021.
ERISA
If your plan is subject to ERISA and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your contract may be subject to your spouse’s rights as described below.
Generally, the spouse must give qualified consent whenever you:
(a)	choose income payments other than on a qualified joint and survivor annuity basis (“QJSA”) (one under which we make payments to you during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit (“QPSA”) (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);
(b)	make certain withdrawals under plans for which a qualified consent is required;
(c)	name someone other than the spouse as your Beneficiary; or
(d)	use your accrued benefit as security for a loan, if available, exceeding $5,000.
Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledge the identity of the designated Beneficiary and the form of benefit be selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your Beneficiary unless he or she has given a qualified consent otherwise.
The qualified consent to waive the QPSA benefit and the Beneficiary designation must be made in writing that acknowledges the designated Beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of Beneficiary designations as long as a qualified consent accompanies each designation. The waiver of, and the qualified consent for, the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death.
If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.
10

Federal Estate Taxes
While no attempt is being made to discuss the federal estate tax implications of the contract, you should bear in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.
Generation-Skipping Transfer Tax
Under certain circumstances, the Code may impose a “generation-skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract Owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.
Annuity Purchase Payments By Nonresident Aliens and Foreign Entities
The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.
11

CONDENSED FINANCIAL INFORMATION
The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2020. Certain subaccounts are subject to a reduced Mortality and Expense Charge. Please see “FEE TABLES AND EXAMPLES--Separate Account Annual
Expenses” for more information. See “Purchase - Accumulation Units” in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.

Class VA
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Sub-Account (Class III)
04/30/2018 to 12/31/2018	22.778392	21.039446	0.0000
01/01/2019 to 12/31/2019	21.039446	24.430659	0.0000
01/01/2020 to 12/31/2020	24.430659	29.078898	0.0000
Brighthouse Funds Trust I
AB Global Dynamic Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.219284	10.568199	9,872.4945
01/01/2013 to 12/31/2013	10.568199	11.582847	19,659.1276
01/01/2014 to 12/31/2014	11.582847	12.261112	15,462.5411
01/01/2015 to 12/31/2015	12.261112	12.160685	14,536.0810
01/01/2016 to 12/31/2016	12.160685	12.422836	42,967.8487
01/01/2017 to 12/31/2017	12.422836	13.918914	41,055.5058
01/01/2018 to 12/31/2018	13.918914	12.767777	6,957.6181
01/01/2019 to 12/31/2019	12.767777	14.865920	6,167.0482
01/01/2020 to 12/31/2020	14.865920	15.550851	5,599.6779
AB International Bond Sub-Account (Class B)
04/29/2019 to 12/31/2019	9.995398	10.386712	0.0000
01/01/2020 to 12/31/2020	10.386712	10.691176	0.0000
American Funds® Balanced Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.889880	9.545193	570,881.0633
01/01/2012 to 12/31/2012	9.545193	10.685140	553,826.7001
01/01/2013 to 12/31/2013	10.685140	12.489271	462,215.0924
01/01/2014 to 12/31/2014	12.489271	13.060633	503,087.9344
01/01/2015 to 12/31/2015	13.060633	12.788193	488,052.8475
01/01/2016 to 12/31/2016	12.788193	13.595256	561,371.6273
01/01/2017 to 12/31/2017	13.595256	15.666705	573,335.4448
01/01/2018 to 12/31/2018	15.666705	14.781656	598,985.3218
01/01/2019 to 12/31/2019	14.781656	17.422357	565,383.0827
01/01/2020 to 12/31/2020	17.422357	19.854333	535,578.2525
American Funds® Growth Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.407014	8.837455	386,230.4869
01/01/2012 to 12/31/2012	8.837455	10.122028	417,351.8192
01/01/2013 to 12/31/2013	10.122028	12.487463	301,881.4066
01/01/2014 to 12/31/2014	12.487463	13.100436	276,165.2396
01/01/2015 to 12/31/2015	13.100436	12.820674	267,650.2691
01/01/2016 to 12/31/2016	12.820674	13.775033	297,849.9455
01/01/2017 to 12/31/2017	13.775033	16.483735	297,093.6802
01/01/2018 to 12/31/2018	16.483735	15.315622	273,065.2681
01/01/2019 to 12/31/2019	15.315622	18.672416	237,179.3757
01/01/2020 to 12/31/2020	18.672416	21.528552	212,703.0121
12

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds® Growth Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.204295	8.658934	31,246.2468
01/01/2012 to 12/31/2012	8.658934	10.024592	30,241.9107
01/01/2013 to 12/31/2013	10.024592	12.829618	30,509.1342
01/01/2014 to 12/31/2014	12.829618	13.686586	29,701.6402
01/01/2015 to 12/31/2015	13.686586	14.372409	31,539.0517
01/01/2016 to 12/31/2016	14.372409	15.462206	29,225.9238
01/01/2017 to 12/31/2017	15.462206	19.502225	26,688.3537
01/01/2018 to 12/31/2018	19.502225	19.133639	16,364.3879
01/01/2019 to 12/31/2019	19.133639	24.591681	17,404.5689
01/01/2020 to 12/31/2020	24.591681	36.769780	15,384.5611
American Funds® Moderate Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	10.135248	10.013751	172,156.6061
01/01/2012 to 12/31/2012	10.013751	10.944060	195,774.4650
01/01/2013 to 12/31/2013	10.944060	12.251046	157,082.3929
01/01/2014 to 12/31/2014	12.251046	12.816991	193,689.1529
01/01/2015 to 12/31/2015	12.816991	12.547047	259,639.3694
01/01/2016 to 12/31/2016	12.547047	13.240317	247,024.1120
01/01/2017 to 12/31/2017	13.240317	14.749515	233,071.0523
01/01/2018 to 12/31/2018	14.749515	14.046671	222,716.4423
01/01/2019 to 12/31/2019	14.046671	16.089301	189,307.8303
01/01/2020 to 12/31/2020	16.089301	17.926087	167,309.5754
AQR Global Risk Balanced Sub-Account (Class B)
04/30/2012 to 12/31/2012	11.153421	11.560958	78,687.2378
01/01/2013 to 12/31/2013	11.560958	11.013615	64,229.5813
01/01/2014 to 12/31/2014	11.013615	11.294663	54,908.8288
01/01/2015 to 12/31/2015	11.294663	10.071399	80,579.4510
01/01/2016 to 12/31/2016	10.071399	10.821342	75,737.7857
01/01/2017 to 12/31/2017	10.821342	11.717341	72,262.8204
01/01/2018 to 12/31/2018	11.717341	10.820061	56,686.3276
01/01/2019 to 12/31/2019	10.820061	12.794764	50,533.4883
01/01/2020 to 12/31/2020	12.794764	12.997994	50,517.4860
BlackRock Global Tactical Strategies Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.974236	10.297225	65,814.7992
01/01/2013 to 12/31/2013	10.297225	11.200807	84,971.8824
01/01/2014 to 12/31/2014	11.200807	11.698501	83,056.3491
01/01/2015 to 12/31/2015	11.698501	11.523323	71,338.4715
01/01/2016 to 12/31/2016	11.523323	11.866670	61,802.6802
01/01/2017 to 12/31/2017	11.866670	13.259498	54,722.5300
01/01/2018 to 12/31/2018	13.259498	12.134888	50,010.0629
01/01/2019 to 12/31/2019	12.134888	14.434282	45,716.5286
01/01/2020 to 12/31/2020	14.434282	14.846629	37,465.8668
BlackRock High Yield Sub-Account (Class B)
01/01/2011 to 12/31/2011	20.764713	20.956683	11,424.5807
01/01/2012 to 12/31/2012	20.956683	24.082343	14,688.6481
01/01/2013 to 12/31/2013	24.082343	25.963982	22,954.9073
01/01/2014 to 12/31/2014	25.963982	26.446703	21,964.1523
01/01/2015 to 12/31/2015	26.446703	25.023573	21,442.2809
01/01/2016 to 12/31/2016	25.023573	28.124895	20,586.6809
01/01/2017 to 12/31/2017	28.124895	29.887042	20,662.6156
01/01/2018 to 12/31/2018	29.887042	28.622494	20,316.3325
01/01/2019 to 12/31/2019	28.622494	32.416780	17,679.5661
01/01/2020 to 12/31/2020	32.416780	34.364323	14,732.7170
13

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 100 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.603880	10.781962	2,974,570.0289
01/01/2012 to 12/31/2012	10.781962	12.411214	2,863,186.0500
01/01/2013 to 12/31/2013	12.411214	15.849987	3,012,187.3011
01/01/2014 to 12/31/2014	15.849987	16.424966	2,359,252.8177
01/01/2015 to 12/31/2015	16.424966	15.871355	2,144,347.8966
01/01/2016 to 12/31/2016	15.871355	17.055870	1,850,596.3118
01/01/2017 to 12/31/2017	17.055870	20.676841	1,522,734.4383
01/01/2018 to 12/31/2018	20.676841	18.335729	1,317,291.8992
01/01/2019 to 12/31/2019	18.335729	23.049717	1,130,675.7953
01/01/2020 to 12/31/2020	23.049717	27.026989	1,025,811.9465
Brighthouse Balanced Plus Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.001185	10.465180	29,368.5301
01/01/2013 to 12/31/2013	10.465180	11.801777	195,730.6705
01/01/2014 to 12/31/2014	11.801777	12.760543	214,957.1040
01/01/2015 to 12/31/2015	12.760543	12.068797	190,703.8577
01/01/2016 to 12/31/2016	12.068797	12.896529	192,698.7753
01/01/2017 to 12/31/2017	12.896529	15.049220	175,704.2086
01/01/2018 to 12/31/2018	15.049220	13.746360	153,632.5457
01/01/2019 to 12/31/2019	13.746360	16.749635	148,797.8074
01/01/2020 to 12/31/2020	16.749635	18.584215	131,761.1691
Brighthouse Small Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.749214	15.930335	222,879.8891
01/01/2012 to 12/31/2012	15.930335	18.533118	190,630.6114
01/01/2013 to 12/31/2013	18.533118	24.205448	163,707.1051
01/01/2014 to 12/31/2014	24.205448	24.278381	151,636.5493
01/01/2015 to 12/31/2015	24.278381	22.646009	143,388.7357
01/01/2016 to 12/31/2016	22.646009	29.310941	126,240.9038
01/01/2017 to 12/31/2017	29.310941	32.286181	111,759.5240
01/01/2018 to 12/31/2018	32.286181	26.985188	106,595.0535
01/01/2019 to 12/31/2019	26.985188	34.267519	99,235.7400
01/01/2020 to 12/31/2020	34.267519	33.596405	100,981.5174
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.573888	10.080204	807,068.1927
01/01/2012 to 12/31/2012	10.080204	11.817517	771,317.6702
01/01/2013 to 12/31/2013	11.817517	11.072761	751,255.9339
01/01/2014 to 12/31/2014	11.072761	10.206795	746,162.6117
01/01/2015 to 12/31/2015	10.206795	8.674616	746,443.0346
01/01/2016 to 12/31/2016	8.674616	9.537906	681,273.6433
01/01/2017 to 12/31/2017	9.537906	12.070122	613,253.4515
01/01/2018 to 12/31/2018	12.070122	10.213584	585,202.2064
01/01/2019 to 12/31/2019	10.213584	12.161390	539,711.6709
01/01/2020 to 12/31/2020	12.161390	15.265537	492,320.7707
Brighthouse/Eaton Vance Floating Rate Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.222713	10.283298	3,959.9290
01/01/2012 to 12/31/2012	10.283298	10.882908	8,679.1156
01/01/2013 to 12/31/2013	10.882908	11.143289	8,877.4823
01/01/2014 to 12/31/2014	11.143289	11.069251	10,302.7295
01/01/2015 to 12/31/2015	11.069251	10.824215	10,284.4937
01/01/2016 to 12/31/2016	10.824215	11.663058	9,651.9158
01/01/2017 to 12/31/2017	11.663058	11.924290	7,297.3850
01/01/2018 to 12/31/2018	11.924290	11.794119	7,002.8642
01/01/2019 to 12/31/2019	11.794119	12.447510	6,157.8733
01/01/2020 to 12/31/2020	12.447510	12.527107	5,319.8750
14

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Franklin Low Duration Total Return Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.988083	9.767007	22,478.3298
01/01/2012 to 12/31/2012	9.767007	10.054067	37,926.1028
01/01/2013 to 12/31/2013	10.054067	10.029369	31,351.5397
01/01/2014 to 12/31/2014	10.029369	9.994549	48,996.3299
01/01/2015 to 12/31/2015	9.994549	9.794250	71,969.4221
01/01/2016 to 12/31/2016	9.794250	9.960714	67,259.4787
01/01/2017 to 12/31/2017	9.960714	9.953412	73,328.1346
01/01/2018 to 12/31/2018	9.953412	9.857125	85,431.9938
01/01/2019 to 12/31/2019	9.857125	10.170703	96,321.7291
01/01/2020 to 12/31/2020	10.170703	10.241873	82,686.9113
Brighthouse/Templeton International Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.200953	11.991877	0.0000
01/01/2012 to 12/31/2012	11.991877	13.513736	0.0000
01/01/2013 to 12/31/2013	13.513736	13.464108	0.0000
01/01/2014 to 12/31/2014	13.464108	13.428355	0.0000
01/01/2015 to 12/31/2015	13.428355	12.690835	0.0000
01/01/2016 to 12/31/2016	12.690835	12.623854	0.0000
01/01/2017 to 12/31/2017	12.623854	12.466241	0.0000
01/01/2018 to 12/31/2018	12.466241	12.415328	0.0000
01/01/2019 to 12/31/2019	12.415328	12.385674	0.0000
01/01/2020 to 12/31/2020	12.385674	11.491584	0.0000
Clarion Global Real Estate Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.261852	13.278301	627,471.1486
01/01/2012 to 12/31/2012	13.278301	16.495575	566,014.5596
01/01/2013 to 12/31/2013	16.495575	16.842986	516,133.9085
01/01/2014 to 12/31/2014	16.842986	18.812389	476,973.5960
01/01/2015 to 12/31/2015	18.812389	18.290851	430,967.1818
01/01/2016 to 12/31/2016	18.290851	18.194191	390,621.5516
01/01/2017 to 12/31/2017	18.194191	19.869840	362,262.7213
01/01/2018 to 12/31/2018	19.869840	17.898178	331,058.3768
01/01/2019 to 12/31/2019	17.898178	22.028241	287,096.7772
01/01/2020 to 12/31/2020	22.028241	20.631366	294,673.5797
Harris Oakmark International Sub-Account (Class B)
01/01/2011 to 12/31/2011	19.950688	16.869197	88,717.7682
01/01/2012 to 12/31/2012	16.869197	21.499286	78,540.5291
01/01/2013 to 12/31/2013	21.499286	27.664415	66,076.5112
01/01/2014 to 12/31/2014	27.664415	25.700308	64,152.9512
01/01/2015 to 12/31/2015	25.700308	24.196994	61,824.2250
01/01/2016 to 12/31/2016	24.196994	25.811840	60,112.6250
01/01/2017 to 12/31/2017	25.811840	33.199212	52,967.1242
01/01/2018 to 12/31/2018	33.199212	24.887523	48,039.8209
01/01/2019 to 12/31/2019	24.887523	30.558809	43,405.7598
01/01/2020 to 12/31/2020	30.558809	31.675185	43,481.1800
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010713	1.047990	861,995.8827
01/01/2013 to 12/31/2013	1.047990	1.052652	1,479,332.1236
01/01/2014 to 12/31/2014	1.052652	1.095947	1,111,795.1038
01/01/2015 to 12/31/2015	1.095947	1.035267	1,017,535.9507
01/01/2016 to 12/31/2016	1.035267	1.140487	691,093.1675
01/01/2017 to 12/31/2017	1.140487	1.237145	709,925.3745
01/01/2018 to 12/31/2018	1.237145	1.141355	424,861.1205
01/01/2019 to 12/31/2019	1.141355	1.297460	380,492.9350
01/01/2020 to 12/31/2020	1.297460	1.409056	340,039.2412
15

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Invesco Comstock Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.297003	10.003552	372,244.5892
01/01/2012 to 12/31/2012	10.003552	11.682023	331,441.2073
01/01/2013 to 12/31/2013	11.682023	15.596276	312,727.9147
01/01/2014 to 12/31/2014	15.596276	16.811629	289,063.5138
01/01/2015 to 12/31/2015	16.811629	15.588040	270,307.7552
01/01/2016 to 12/31/2016	15.588040	18.030259	253,254.6920
01/01/2017 to 12/31/2017	18.030259	20.984404	226,084.8452
01/01/2018 to 12/31/2018	20.984404	18.176042	208,913.6070
01/01/2019 to 12/31/2019	18.176042	22.396229	194,376.0644
01/01/2020 to 12/31/2020	22.396229	21.972290	181,701.8124
Invesco Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.903943	15.513737	627,042.4898
01/01/2012 to 12/31/2012	15.513737	18.085742	546,323.4669
01/01/2013 to 12/31/2013	18.085742	24.999529	462,742.8333
01/01/2014 to 12/31/2014	24.999529	26.602162	404,900.3018
01/01/2015 to 12/31/2015	26.602162	25.783820	361,360.2311
01/01/2016 to 12/31/2016	25.783820	28.332665	330,949.9033
01/01/2017 to 12/31/2017	28.332665	35.017643	279,760.9694
01/01/2018 to 12/31/2018	35.017643	31.404102	236,624.8130
01/01/2019 to 12/31/2019	31.404102	38.526407	215,876.9958
01/01/2020 to 12/31/2020	38.526407	59.554074	190,571.0923
JPMorgan Core Bond Sub-Account (Class B)
04/29/2013 to 12/31/2013	11.233089	10.685407	2,393.9808
01/01/2014 to 12/31/2014	10.685407	11.073389	4,259.6424
01/01/2015 to 12/31/2015	11.073389	10.972178	7,107.6854
01/01/2016 to 12/31/2016	10.972178	11.060906	6,409.9163
01/01/2017 to 12/31/2017	11.060906	11.268762	6,936.6053
01/01/2018 to 12/31/2018	11.268762	11.113639	7,915.8926
01/01/2019 to 12/31/2019	11.113639	11.859392	7,494.7630
01/01/2020 to 12/31/2020	11.859392	12.617028	7,303.9939
JPMorgan Core Bond Sub-Account (Class B) (formerly JPMorgan Core Bond Sub-Account (Class C) and before that American Funds® Bond Sub-Account (Class C))
01/01/2011 to 12/31/2011	10.355895	10.803464	1,445.9956
01/01/2012 to 12/31/2012	10.803464	11.176171	3,164.2089
01/01/2013 to 04/26/2013	11.176171	11.147420	0.0000
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012767	1.050036	46,916.3142
01/01/2013 to 12/31/2013	1.050036	1.149200	123,147.5952
01/01/2014 to 12/31/2014	1.149200	1.212274	147,803.8773
01/01/2015 to 12/31/2015	1.212274	1.206111	420,917.6996
01/01/2016 to 12/31/2016	1.206111	1.223869	586,679.7317
01/01/2017 to 12/31/2017	1.223869	1.407936	582,180.6374
01/01/2018 to 12/31/2018	1.407936	1.288470	345,803.8439
01/01/2019 to 12/31/2019	1.288470	1.485446	343,701.7408
01/01/2020 to 12/31/2020	1.485446	1.643822	335,883.7039
JPMorgan Global Active Allocation Sub-Account (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996850	1.040408	0.0000
01/01/2015 to 12/31/2015	1.040408	1.015852	0.0000
01/01/2016 to 12/31/2016	1.015852	1.021713	0.0000
01/01/2017 to 12/31/2017	1.021713	1.163597	0.0000
01/01/2018 to 04/30/2018	1.163597	1.134746	0.0000
16

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Loomis Sayles Global Allocation Sub-Account (Class B) (formerly Loomis Sayles Global Markets Sub-Account (Class B))
01/01/2011 to 12/31/2011	13.043247	12.671555	12,446.7488
01/01/2012 to 12/31/2012	12.671555	14.610029	11,442.3086
01/01/2013 to 12/31/2013	14.610029	16.874573	11,080.2973
01/01/2014 to 12/31/2014	16.874573	17.216912	10,917.7878
01/01/2015 to 12/31/2015	17.216912	17.185990	9,853.2897
01/01/2016 to 12/31/2016	17.185990	17.756649	10,739.9519
01/01/2017 to 12/31/2017	17.756649	21.532465	10,016.6724
01/01/2018 to 12/31/2018	21.532465	20.087547	9,369.3968
01/01/2019 to 12/31/2019	20.087547	25.260555	8,749.7353
01/01/2020 to 12/31/2020	25.260555	28.592013	8,606.7506
Loomis Sayles Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	7.555612	7.692749	3,247,343.5164
01/01/2012 to 12/31/2012	7.692749	8.989117	2,874,047.2420
01/01/2013 to 12/31/2013	8.989117	12.906402	2,340,718.2792
01/01/2014 to 12/31/2014	12.906402	15.131470	2,154,270.2554
01/01/2015 to 12/31/2015	15.131470	14.318818	1,936,931.5390
01/01/2016 to 12/31/2016	14.318818	14.498235	1,629,901.0051
01/01/2017 to 12/31/2017	14.498235	16.929097	1,378,123.0248
01/01/2018 to 12/31/2018	16.929097	15.514243	1,237,930.5230
01/01/2019 to 12/31/2019	15.514243	18.904298	1,118,185.9153
01/01/2020 to 12/31/2020	18.904298	24.648687	958,325.6677
Loomis Sayles Growth Sub-Account (Class B) (formerly ClearBridge Aggressive Growth Sub-Account II (Class B))
01/01/2011 to 12/31/2011	155.491489	141.764919	0.0000
01/01/2012 to 12/31/2012	141.764919	171.257403	28.3625
01/01/2013 to 12/31/2013	171.257403	217.489397	28.1595
01/01/2014 to 04/25/2014	217.489397	226.473177	0.0000
Loomis Sayles Growth Sub-Account (Class B) (formerly Legg Mason Value Equity Sub-Account (Class B))
01/01/2011 to 04/29/2011	6.677074	7.099800	0.0000
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	1.079734	1.129006	35,509.6706
01/01/2014 to 12/31/2014	1.129006	1.216413	76,593.6832
01/01/2015 to 12/31/2015	1.216413	1.184966	563,022.2692
01/01/2016 to 12/31/2016	1.184966	1.219455	599,886.5937
01/01/2017 to 12/31/2017	1.219455	1.389464	453,492.2798
01/01/2018 to 12/31/2018	1.389464	1.271601	179,237.8229
01/01/2019 to 12/31/2019	1.271601	1.526161	173,188.8021
01/01/2020 to 12/31/2020	1.526161	1.603578	205,517.8077
MFS ® Research International Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.548673	12.816060	1,361,315.7117
01/01/2012 to 12/31/2012	12.816060	14.755778	1,230,657.8745
01/01/2013 to 12/31/2013	14.755778	17.355494	1,085,369.2547
01/01/2014 to 12/31/2014	17.355494	15.924843	1,015,645.7276
01/01/2015 to 12/31/2015	15.924843	15.424892	981,709.0798
01/01/2016 to 12/31/2016	15.424892	15.077303	930,377.8329
01/01/2017 to 12/31/2017	15.077303	19.054417	814,690.8818
01/01/2018 to 12/31/2018	19.054417	16.158435	749,769.2770
01/01/2019 to 12/31/2019	16.158435	20.445354	681,165.2225
01/01/2020 to 12/31/2020	20.445354	22.784608	630,218.3620
17

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999808	1.035588	0.0000
01/01/2015 to 12/31/2015	1.035588	0.965260	0.0000
01/01/2016 to 12/31/2016	0.965260	1.057716	161,665.1238
01/01/2017 to 12/31/2017	1.057716	1.174452	198,064.9082
01/01/2018 to 12/31/2018	1.174452	1.070119	0.0000
01/01/2019 to 12/31/2019	1.070119	1.287334	24,350.4811
01/01/2020 to 12/31/2020	1.287334	1.419787	0.0000
PIMCO Inflation Protected Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.776063	15.098543	122,946.6354
01/01/2012 to 12/31/2012	15.098543	16.247044	120,984.2065
01/01/2013 to 12/31/2013	16.247044	14.535178	98,564.5589
01/01/2014 to 12/31/2014	14.535178	14.747780	85,945.4712
01/01/2015 to 12/31/2015	14.747780	14.090470	84,798.5512
01/01/2016 to 12/31/2016	14.090470	14.587073	78,467.6018
01/01/2017 to 12/31/2017	14.587073	14.883649	75,461.5505
01/01/2018 to 12/31/2018	14.883649	14.322051	67,595.4549
01/01/2019 to 12/31/2019	14.322051	15.290973	61,839.2327
01/01/2020 to 12/31/2020	15.290973	16.818150	50,909.3856
PIMCO Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.380770	16.665641	3,158,874.8786
01/01/2012 to 12/31/2012	16.665641	17.956240	2,879,622.0633
01/01/2013 to 12/31/2013	17.956240	17.367454	2,575,386.1671
01/01/2014 to 12/31/2014	17.367454	17.843899	2,352,106.1902
01/01/2015 to 12/31/2015	17.843899	17.596714	2,091,422.7245
01/01/2016 to 12/31/2016	17.596714	17.804916	1,863,730.3217
01/01/2017 to 12/31/2017	17.804916	18.348274	1,697,611.6436
01/01/2018 to 12/31/2018	18.348274	18.050218	1,579,651.5490
01/01/2019 to 12/31/2019	18.050218	19.305413	1,419,691.3602
01/01/2020 to 12/31/2020	19.305413	20.656957	1,335,571.1201
Schroders Global Multi-Asset Sub-Account (Class B) (formerly Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.216095	10.753200	661.2216
01/01/2014 to 12/31/2014	10.753200	11.519972	2,538.2963
01/01/2015 to 12/31/2015	11.519972	11.217665	42,426.9867
01/01/2016 to 12/31/2016	11.217665	11.566774	38,827.1125
01/01/2017 to 12/31/2017	11.566774	13.285217	37,564.0353
01/01/2018 to 04/30/2018	13.285217	12.706213	0.0000
Schroders Global Multi-Asset Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010746	1.068149	116,613.3500
01/01/2013 to 12/31/2013	1.068149	1.159797	125,181.9119
01/01/2014 to 12/31/2014	1.159797	1.232184	119,672.2938
01/01/2015 to 12/31/2015	1.232184	1.204372	69,611.7899
01/01/2016 to 12/31/2016	1.204372	1.254766	62,512.3876
01/01/2017 to 12/31/2017	1.254766	1.414262	44,052.0901
01/01/2018 to 12/31/2018	1.414262	1.263077	394,207.8475
01/01/2019 to 12/31/2019	1.263077	1.513208	378,574.3476
01/01/2020 to 12/31/2020	1.513208	1.523563	386,649.3602
SSGA Emerging Markets Enhanced Index Sub-Account (Class B)
04/29/2019 to 12/31/2019	9.995398	10.386712	0.0000
01/01/2020 to 12/31/2020	10.386712	10.691176	0.0000
18

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
SSGA Growth and Income ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.682751	11.642906	509,016.8278
01/01/2012 to 12/31/2012	11.642906	12.954905	449,789.1324
01/01/2013 to 12/31/2013	12.954905	14.426778	424,001.1963
01/01/2014 to 12/31/2014	14.426778	15.053018	397,288.0803
01/01/2015 to 12/31/2015	15.053018	14.552333	368,305.1133
01/01/2016 to 12/31/2016	14.552333	15.180036	338,056.7881
01/01/2017 to 12/31/2017	15.180036	17.343698	293,723.4984
01/01/2018 to 12/31/2018	17.343698	15.986297	248,943.9913
01/01/2019 to 12/31/2019	15.986297	18.855262	217,782.2946
01/01/2020 to 12/31/2020	18.855262	20.419598	175,625.0715
SSGA Growth ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.260907	10.868245	404,144.2941
01/01/2012 to 12/31/2012	10.868245	12.327324	375,677.3665
01/01/2013 to 12/31/2013	12.327324	14.352831	386,753.4539
01/01/2014 to 12/31/2014	14.352831	14.914593	301,255.3357
01/01/2015 to 12/31/2015	14.914593	14.367352	293,187.3427
01/01/2016 to 12/31/2016	14.367352	15.142268	254,131.3815
01/01/2017 to 12/31/2017	15.142268	17.864493	245,140.5883
01/01/2018 to 12/31/2018	17.864493	16.074000	230,034.9735
01/01/2019 to 12/31/2019	16.074000	19.407935	218,026.4471
01/01/2020 to 12/31/2020	19.407935	21.194507	202,499.6075
T. Rowe Price Large Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	49.024477	46.405570	1,307,682.1382
01/01/2012 to 12/31/2012	46.405570	53.983597	1,147,503.7026
01/01/2013 to 12/31/2013	53.983597	71.213135	975,167.2712
01/01/2014 to 12/31/2014	71.213135	79.549130	855,158.8242
01/01/2015 to 12/31/2015	79.549130	75.630276	760,709.6912
01/01/2016 to 12/31/2016	75.630276	86.469568	679,304.7708
01/01/2017 to 12/31/2017	86.469568	99.722788	606,227.1108
01/01/2018 to 12/31/2018	99.722788	89.323189	543,937.7115
01/01/2019 to 12/31/2019	89.323189	111.437556	477,667.1382
01/01/2020 to 12/31/2020	111.437556	113.037313	429,283.1898
T. Rowe Price Mid Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.480662	10.164966	936,112.4789
01/01/2012 to 12/31/2012	10.164966	11.394364	867,641.7793
01/01/2013 to 12/31/2013	11.394364	15.345991	784,285.7231
01/01/2014 to 12/31/2014	15.345991	17.065785	696,587.9359
01/01/2015 to 12/31/2015	17.065785	17.951590	615,808.6510
01/01/2016 to 12/31/2016	17.951590	18.802330	631,461.9930
01/01/2017 to 12/31/2017	18.802330	23.129500	602,428.0176
01/01/2018 to 12/31/2018	23.129500	22.306399	538,201.2658
01/01/2019 to 12/31/2019	22.306399	28.830126	482,735.1983
01/01/2020 to 12/31/2020	28.830126	35.227442	431,971.9310
Victory Sycamore Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	25.858287	24.556513	1,324,837.8687
01/01/2012 to 12/31/2012	24.556513	27.772107	1,184,827.2736
01/01/2013 to 12/31/2013	27.772107	35.685485	1,010,159.8372
01/01/2014 to 12/31/2014	35.685485	38.582772	890,433.1187
01/01/2015 to 12/31/2015	38.582772	34.629296	797,379.7505
01/01/2016 to 12/31/2016	34.629296	39.442229	735,351.4305
01/01/2017 to 12/31/2017	39.442229	42.580706	647,794.9737
01/01/2018 to 12/31/2018	42.580706	37.725153	583,040.6975
01/01/2019 to 12/31/2019	37.725153	47.983330	526,692.5037
01/01/2020 to 12/31/2020	47.983330	50.928898	469,583.3547
19

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Wells Capital Management Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.522834	14.344111	20,780.9140
01/01/2012 to 12/31/2012	14.344111	16.706235	20,509.5775
01/01/2013 to 12/31/2013	16.706235	21.852881	17,142.4750
01/01/2014 to 12/31/2014	21.852881	24.399781	14,719.6741
01/01/2015 to 12/31/2015	24.399781	21.866545	14,256.8376
01/01/2016 to 12/31/2016	21.866545	24.405211	12,910.3515
01/01/2017 to 12/31/2017	24.405211	26.663649	11,035.9346
01/01/2018 to 12/31/2018	26.663649	22.796568	8,192.9088
01/01/2019 to 12/31/2019	22.796568	30.467121	6,915.2295
01/01/2020 to 12/31/2020	30.467121	30.858002	6,886.7308
Western Asset Management Government Income Sub-Account (Class B) (formerly Fidelity Institutional Asset Management® Government Income Sub-Account (Class B))
04/30/2012 to 12/31/2012	10.772567	10.939129	8,532.0028
01/01/2013 to 12/31/2013	10.939129	10.299529	18,707.4898
01/01/2014 to 12/31/2014	10.299529	10.923814	786.2353
01/01/2015 to 12/31/2015	10.923814	10.818275	779.3887
01/01/2016 to 12/31/2016	10.818275	10.808400	5,392.3147
01/01/2017 to 12/31/2017	10.808400	10.935649	5,404.4323
01/01/2018 to 12/31/2018	10.935649	10.775788	9,136.9721
01/01/2019 to 12/31/2019	10.775788	11.422244	56,319.5805
01/01/2020 to 12/31/2020	11.422244	12.127691	79,169.6846
Brighthouse Funds Trust II
Baillie Gifford International Stock Sub-Account (Class B)
04/29/2013 to 12/31/2013	14.146260	15.524057	183,997.9197
01/01/2014 to 12/31/2014	15.524057	14.796430	173,039.0410
01/01/2015 to 12/31/2015	14.796430	14.274091	163,446.2368
01/01/2016 to 12/31/2016	14.274091	14.786568	145,984.5237
01/01/2017 to 12/31/2017	14.786568	19.669068	135,136.9667
01/01/2018 to 12/31/2018	19.669068	16.059924	125,990.4746
01/01/2019 to 12/31/2019	16.059924	20.968755	115,449.2386
01/01/2020 to 12/31/2020	20.968755	26.106200	105,903.2588
Baillie Gifford International Stock Sub-Account (Class B) (formerly American Funds® International Sub-Account (Class C))
01/01/2011 to 12/31/2011	8.972039	7.583656	9,770.7334
01/01/2012 to 12/31/2012	7.583656	8.781971	9,038.6957
01/01/2013 to 04/26/2013	8.781971	9.108137	0.0000
BlackRock Bond Income Portfolio
04/30/2018 to 12/31/2018	60.459929	60.717402	34,760.9826
01/01/2019 to 12/31/2019	60.717402	65.593066	33,522.8032
01/01/2020 to 12/31/2020	65.593066	70.070104	31,424.4254
BlackRock Capital Appreciation Portfolio
04/30/2018 to 12/31/2018	65.665419	61.688607	0.0000
01/01/2019 to 12/31/2019	61.688607	80.610640	0.0000
01/01/2020 to 12/31/2020	80.610640	111.530131	0.0000
20

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.579444	10.432759	800,182.8141
01/01/2012 to 12/31/2012	10.432759	10.286924	543,756.9543
01/01/2013 to 12/31/2013	10.286924	10.143906	454,324.8768
01/01/2014 to 12/31/2014	10.143906	10.002876	336,698.0844
01/01/2015 to 12/31/2015	10.002876	9.863807	359,405.9280
01/01/2016 to 12/31/2016	9.863807	9.737579	284,562.6929
01/01/2017 to 12/31/2017	9.737579	9.663508	193,969.8890
01/01/2018 to 12/31/2018	9.663508	9.676015	216,574.0973
01/01/2019 to 12/31/2019	9.676015	9.720694	238,347.8722
01/01/2020 to 12/31/2020	9.720694	9.603600	236,576.1506
Brighthouse Asset Allocation 20 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.947997	14.224312	32,910.0777
01/01/2015 to 12/31/2015	14.224312	13.944426	38,476.3536
01/01/2016 to 12/31/2016	13.944426	14.373477	93,675.9347
01/01/2017 to 12/31/2017	14.373477	15.156790	95,103.9349
01/01/2018 to 12/31/2018	15.156790	14.554701	111,311.6269
01/01/2019 to 12/31/2019	14.554701	16.036796	92,792.9308
01/01/2020 to 12/31/2020	16.036796	17.318191	190,870.2160
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Defensive Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.087115	12.131028	933,875.1336
01/01/2012 to 12/31/2012	12.131028	13.266703	1,165,345.8123
01/01/2013 to 12/31/2013	13.266703	14.270071	926,980.6147
01/01/2014 to 04/25/2014	14.270071	14.387473	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Moderate Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.151831	11.969236	2,310,722.6790
01/01/2012 to 12/31/2012	11.969236	13.264763	2,224,715.5658
01/01/2013 to 12/31/2013	13.264763	14.941129	1,858,370.6036
01/01/2014 to 04/25/2014	14.941129	15.007289	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.552711	14.959931	2,357,224.4496
01/01/2015 to 12/31/2015	14.959931	14.593613	2,100,975.0502
01/01/2016 to 12/31/2016	14.593613	15.266804	1,874,925.0076
01/01/2017 to 12/31/2017	15.266804	16.657341	1,684,737.5861
01/01/2018 to 12/31/2018	16.657341	15.701654	1,523,311.9827
01/01/2019 to 12/31/2019	15.701654	17.898140	1,487,196.4778
01/01/2020 to 12/31/2020	17.898140	19.596716	1,377,124.6301
Brighthouse Asset Allocation 60 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Balanced Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.930159	11.564314	7,265,321.2544
01/01/2012 to 12/31/2012	11.564314	12.991262	6,739,102.5150
01/01/2013 to 12/31/2013	12.991262	15.298349	5,819,812.9422
01/01/2014 to 04/25/2014	15.298349	15.319850	0.0000
21

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 60 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.965675	15.501026	5,420,296.8907
01/01/2015 to 12/31/2015	15.501026	15.091729	5,010,516.7370
01/01/2016 to 12/31/2016	15.091729	15.939318	4,660,815.8390
01/01/2017 to 12/31/2017	15.939318	18.033855	4,158,555.7643
01/01/2018 to 12/31/2018	18.033855	16.692689	3,802,216.2318
01/01/2019 to 12/31/2019	16.692689	19.657841	3,316,614.2025
01/01/2020 to 12/31/2020	19.657841	22.068556	2,957,461.6174
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Growth Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.815290	11.200053	6,891,088.9527
01/01/2012 to 12/31/2012	11.200053	12.779627	6,165,652.7323
01/01/2013 to 12/31/2013	12.779627	15.867726	5,522,679.8106
01/01/2014 to 04/25/2014	15.867726	15.803613	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly MetLife Growth Strategy Sub-Account (Class B) and before that Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.675478	9.373272	61,226.0577
01/01/2012 to 12/31/2012	9.373272	10.732527	64,869.3635
01/01/2013 to 04/26/2013	10.732527	11.554139	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.938744	15.562407	5,314,642.6254
01/01/2015 to 12/31/2015	15.562407	15.085754	4,938,241.9708
01/01/2016 to 12/31/2016	15.085754	16.087043	4,521,235.5140
01/01/2017 to 12/31/2017	16.087043	18.903789	4,118,176.0563
01/01/2018 to 12/31/2018	18.903789	17.127461	3,656,109.6926
01/01/2019 to 12/31/2019	17.127461	20.896856	3,319,301.5374
01/01/2020 to 12/31/2020	20.896856	24.025085	2,989,077.9676
Brighthouse/Artisan Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.871731	14.567112	92,060.5931
01/01/2012 to 12/31/2012	14.567112	16.027083	83,421.6396
01/01/2013 to 12/31/2013	16.027083	21.574346	79,867.4137
01/01/2014 to 12/31/2014	21.574346	21.630529	71,067.8596
01/01/2015 to 12/31/2015	21.630529	19.268288	63,484.5402
01/01/2016 to 12/31/2016	19.268288	23.304410	59,698.7428
01/01/2017 to 12/31/2017	23.304410	25.863020	52,187.1416
01/01/2018 to 12/31/2018	25.863020	22.079759	43,060.0300
01/01/2019 to 12/31/2019	22.079759	26.876105	39,942.4023
01/01/2020 to 12/31/2020	26.876105	28.086410	38,766.5617
Brighthouse/Dimensional International Small Company Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.243796	14.240851	5,765.4832
01/01/2012 to 12/31/2012	14.240851	16.555969	6,127.4973
01/01/2013 to 12/31/2013	16.555969	20.832100	12,843.2406
01/01/2014 to 12/31/2014	20.832100	19.167239	12,672.8324
01/01/2015 to 12/31/2015	19.167239	19.988522	12,761.5474
01/01/2016 to 12/31/2016	19.988522	20.859055	12,281.4739
01/01/2017 to 12/31/2017	20.859055	26.832794	13,080.3923
01/01/2018 to 12/31/2018	26.832794	21.017290	7,180.5450
01/01/2019 to 12/31/2019	21.017290	25.499041	6,718.6212
01/01/2020 to 12/31/2020	25.499041	27.353944	6,505.9741
22

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Wellington Core Equity Opportunities (Class B)
05/02/2016 to 12/31/2016	22.964653	23.374446	251,122.4268
01/01/2017 to 12/31/2017	23.374446	27.386004	231,432.1965
01/01/2018 to 12/31/2018	27.386004	26.907858	214,868.1507
01/01/2019 to 12/31/2019	26.907858	34.664887	195,553.2020
01/01/2020 to 12/31/2020	34.664887	37.932037	177,903.7916
Brighthouse/Wellington Core Equity Opportunities (Class B) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class B))
01/01/2011 to 12/31/2011	18.777287	17.614620	369,037.8415
01/01/2012 to 12/31/2012	17.614620	19.170865	341,233.2820
01/01/2013 to 12/31/2013	19.170865	25.088677	308,525.1183
01/01/2014 to 12/31/2014	25.088677	27.444340	282,319.9336
01/01/2015 to 12/31/2015	27.444340	26.994968	224,594.3789
01/01/2016 to 04/29/2016	26.994968	27.163552	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class E)
01/01/2011 to 12/31/2011	12.863512	12.154912	1,693,422.9569
01/01/2012 to 12/31/2012	12.154912	13.507356	1,511,819.7715
01/01/2013 to 12/31/2013	13.507356	17.785459	1,310,388.0076
01/01/2014 to 12/31/2014	17.785459	19.370331	1,131,483.5115
01/01/2015 to 12/31/2015	19.370331	19.533971	944,692.5227
01/01/2016 to 12/31/2016	19.533971	20.640095	845,180.2221
01/01/2017 to 12/31/2017	20.640095	24.204868	763,717.6878
01/01/2018 to 12/31/2018	24.204868	23.807027	671,962.5038
01/01/2019 to 12/31/2019	23.807027	30.699979	576,483.7728
01/01/2020 to 12/31/2020	30.699979	33.626245	522,508.7411
Frontier Mid Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	15.021444	17.907061	13,132.0271
01/01/2014 to 12/31/2014	17.907061	19.578596	11,302.6286
01/01/2015 to 12/31/2015	19.578596	19.809184	10,866.2562
01/01/2016 to 12/31/2016	19.809184	20.541278	9,549.9290
01/01/2017 to 12/31/2017	20.541278	25.307517	8,271.4812
01/01/2018 to 12/31/2018	25.307517	23.481180	7,529.6155
01/01/2019 to 12/31/2019	23.481180	30.758421	6,186.7105
01/01/2020 to 12/31/2020	30.758421	39.848801	5,768.3036
Frontier Mid Cap Growth Sub-Account (Class B) (formerly Turner Mid Cap Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	14.499290	13.230706	19,279.3904
01/01/2012 to 12/31/2012	13.230706	13.831133	14,701.9119
01/01/2013 to 04/26/2013	13.831133	14.924427	0.0000
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.314380	12.170454	363,797.3759
01/01/2012 to 12/31/2012	12.170454	13.867318	708,976.5909
01/01/2013 to 12/31/2013	13.867318	18.697531	637,358.0732
01/01/2014 to 12/31/2014	18.697531	20.049645	551,761.4615
01/01/2015 to 12/31/2015	20.049645	21.854672	490,183.2583
01/01/2016 to 12/31/2016	21.854672	21.522863	451,465.9437
01/01/2017 to 12/31/2017	21.522863	29.075172	400,599.7321
01/01/2018 to 12/31/2018	29.075172	28.701361	347,903.7511
01/01/2019 to 12/31/2019	28.701361	37.499254	307,764.9224
01/01/2020 to 12/31/2020	37.499254	57.823083	264,171.9853
23

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Jennison Growth Sub-Account (Class B) (formerly Jennison Large Cap Equity Sub-Account (Class B) and before that Rainier Large Cap Equity Sub-Account (Class B))
01/01/2011 to 12/31/2011	7.922419	7.512522	10,526.2778
01/01/2012 to 12/31/2012	7.512522	8.346300	10,476.3689
01/01/2013 to 04/26/2013	8.346300	8.969483	0.0000
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.408984	8.177831	702,653.3920
01/01/2012 to 04/27/2012	8.177831	9.200030	0.0000
MetLife Aggregate Bond Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	15.547001	16.427651	5,848.0505
01/01/2012 to 12/31/2012	16.427651	16.778460	5,313.5812
01/01/2013 to 12/31/2013	16.778460	16.119922	3,991.2349
01/01/2014 to 12/31/2014	16.119922	16.763690	7,155.2446
01/01/2015 to 12/31/2015	16.763690	16.521318	8,983.0589
01/01/2016 to 12/31/2016	16.521318	16.631549	11,492.8430
01/01/2017 to 12/31/2017	16.631549	16.882739	9,566.3823
01/01/2018 to 12/31/2018	16.882739	16.564993	10,893.7347
01/01/2019 to 12/31/2019	16.564993	17.697485	7,805.6236
01/01/2020 to 12/31/2020	17.697485	18.652953	7,742.9952
MetLife Mid Cap Stock Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	17.150152	16.533463	9.1062
01/01/2012 to 12/31/2012	16.533463	19.117308	2,893.6119
01/01/2013 to 12/31/2013	19.117308	25.026044	8.9691
01/01/2014 to 12/31/2014	25.026044	26.951547	8.9209
01/01/2015 to 12/31/2015	26.951547	25.865258	632.9015
01/01/2016 to 12/31/2016	25.865258	30.627897	8.8236
01/01/2017 to 12/31/2017	30.627897	34.915872	1,156.9210
01/01/2018 to 12/31/2018	34.915872	30.446303	1,923.5725
01/01/2019 to 12/31/2019	30.446303	37.690780	854.6449
01/01/2020 to 12/31/2020	37.690780	42.022188	1,001.9887
MetLife MSCI EAFE® Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	12.637230	10.885092	2,626.9832
01/01/2012 to 12/31/2012	10.885092	12.658483	6,012.3232
01/01/2013 to 12/31/2013	12.658483	15.158408	3,790.6189
01/01/2014 to 12/31/2014	15.158408	14.001393	3,775.7287
01/01/2015 to 12/31/2015	14.001393	13.625755	3,759.5529
01/01/2016 to 12/31/2016	13.625755	13.566478	3,742.9488
01/01/2017 to 12/31/2017	13.566478	16.662009	3,727.4764
01/01/2018 to 12/31/2018	16.662009	14.108741	3,710.4812
01/01/2019 to 12/31/2019	14.108741	16.914579	3,694.4728
01/01/2020 to 12/31/2020	16.914579	17.932567	2,722.2284
MetLife Russell 2000® Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	17.570302	16.576659	2,701.3235
01/01/2012 to 12/31/2012	16.576659	18.951311	4,505.6024
01/01/2013 to 12/31/2013	18.951311	25.811950	2,835.6858
01/01/2014 to 12/31/2014	25.811950	26.657041	2,807.4743
01/01/2015 to 12/31/2015	26.657041	25.093970	3,035.2154
01/01/2016 to 12/31/2016	25.093970	29.923138	2,885.6576
01/01/2017 to 12/31/2017	29.923138	33.727611	4,420.4434
01/01/2018 to 12/31/2018	33.727611	29.529373	4,119.0262
01/01/2019 to 12/31/2019	29.529373	36.457513	2,662.8032
01/01/2020 to 12/31/2020	36.457513	42.872716	2,139.0046
24

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MetLife Stock Index Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.943557	11.972839	442,641.6482
01/01/2012 to 12/31/2012	11.972839	13.629727	338,539.5081
01/01/2013 to 12/31/2013	13.629727	17.704209	302,123.2719
01/01/2014 to 12/31/2014	17.704209	19.748818	283,995.4459
01/01/2015 to 12/31/2015	19.748818	19.656055	272,094.3399
01/01/2016 to 12/31/2016	19.656055	21.593367	431,215.8775
01/01/2017 to 12/31/2017	21.593367	25.820286	394,712.2231
01/01/2018 to 12/31/2018	25.820286	24.234244	382,678.0401
01/01/2019 to 12/31/2019	24.234244	31.264152	353,207.1256
01/01/2020 to 12/31/2020	31.264152	36.331114	333,827.6722
MFS ® Value Sub-Account (Class B)
04/29/2013 to 12/31/2013	18.897313	22.080341	76,920.4237
01/01/2014 to 12/31/2014	22.080341	24.073061	70,804.3224
01/01/2015 to 12/31/2015	24.073061	23.651857	58,562.0427
01/01/2016 to 12/31/2016	23.651857	26.610544	54,352.3077
01/01/2017 to 12/31/2017	26.610544	30.855466	46,037.5759
01/01/2018 to 12/31/2018	30.855466	27.308267	39,054.6650
01/01/2019 to 12/31/2019	27.308267	34.965641	36,098.8806
01/01/2020 to 12/31/2020	34.965641	35.739149	34,621.6301
MFS ® Value Sub-Account (Class B) (formerly Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.898507	8.727061	104,082.0641
01/01/2012 to 12/31/2012	8.727061	9.802627	97,105.6402
01/01/2013 to 04/26/2013	9.802627	10.737897	0.0000
Neuberger Berman Genesis Sub-Account (Class B)
04/29/2013 to 12/31/2013	20.072182	25.065607	132,425.7038
01/01/2014 to 12/31/2014	25.065607	24.642861	124,537.8219
01/01/2015 to 12/31/2015	24.642861	24.392597	118,468.9827
01/01/2016 to 12/31/2016	24.392597	28.477956	108,323.4153
01/01/2017 to 12/31/2017	28.477956	32.432692	99,740.5013
01/01/2018 to 12/31/2018	32.432692	29.745326	90,855.4846
01/01/2019 to 12/31/2019	29.745326	37.957239	84,598.6117
01/01/2020 to 12/31/2020	37.957239	46.695249	75,183.2125
Neuberger Berman Genesis Sub-Account (Class B) (formerly MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	15.589341	14.561957	161,598.5269
01/01/2012 to 12/31/2012	14.561957	15.117416	145,340.9191
01/01/2013 to 04/26/2013	15.117416	16.391440	0.0000
T. Rowe Price Large Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	17.424984	22.002126	748,591.7357
01/01/2014 to 12/31/2014	22.002126	23.611139	650,352.6526
01/01/2015 to 12/31/2015	23.611139	25.730527	552,662.1083
01/01/2016 to 12/31/2016	25.730527	25.761459	519,281.6048
01/01/2017 to 12/31/2017	25.761459	33.908801	462,682.2892
01/01/2018 to 12/31/2018	33.908801	33.048893	400,656.1840
01/01/2019 to 12/31/2019	33.048893	42.558559	352,585.9077
01/01/2020 to 12/31/2020	42.558559	57.342311	314,480.8786
T. Rowe Price Large Cap Growth Sub-Account (Class B) (formerly RCM Technology Sub-Account (Class B))
01/01/2011 to 12/31/2011	6.921055	6.149678	56,567.4462
01/01/2012 to 12/31/2012	6.149678	6.798564	50,612.0659
01/01/2013 to 04/26/2013	6.798564	7.109403	0.0000
25

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
VanEck Global Natural Resources Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.813900	15.459213	0.0000
01/01/2012 to 12/31/2012	15.459213	15.636178	0.0000
01/01/2013 to 12/31/2013	15.636178	17.077069	0.0000
01/01/2014 to 12/31/2014	17.077069	13.669772	0.0000
01/01/2015 to 12/31/2015	13.669772	9.063939	0.0000
01/01/2016 to 12/31/2016	9.063939	12.847424	0.0000
01/01/2017 to 12/31/2017	12.847424	12.575426	0.0000
01/01/2018 to 12/31/2018	12.575426	8.821939	0.0000
01/01/2019 to 12/31/2019	8.821939	9.773657	0.0000
01/01/2020 to 12/31/2020	9.773657	11.678465	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
05/02/2016 to 12/31/2016	29.991488	31.107723	721,832.7539
01/01/2017 to 12/31/2017	31.107723	33.109820	636,624.6988
01/01/2018 to 12/31/2018	33.109820	31.333241	586,866.1004
01/01/2019 to 12/31/2019	31.333241	35.295691	512,904.1772
01/01/2020 to 12/31/2020	35.295691	37.105310	470,529.0110
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (formerly Met Investors Series Trust - Lord Abbett Bond Debenture Sub-Account (Class B))
01/01/2011 to 12/31/2011	23.441889	24.147479	1,220,739.4138
01/01/2012 to 12/31/2012	24.147479	26.892804	1,094,792.7197
01/01/2013 to 12/31/2013	26.892804	28.634885	955,330.1494
01/01/2014 to 12/31/2014	28.634885	29.600344	851,587.4555
01/01/2015 to 12/31/2015	29.600344	28.554137	764,570.0995
01/01/2016 to 04/29/2016	28.554137	29.421994	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
05/02/2016 to 12/31/2016	30.603854	31.770682	15,234.7976
01/01/2017 to 12/31/2017	31.770682	33.831993	13,965.2669
01/01/2018 to 12/31/2018	33.831993	32.052842	12,325.7035
01/01/2019 to 12/31/2019	32.052842	36.126198	9,666.5484
01/01/2020 to 12/31/2020	36.126198	38.035458	7,345.5049
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class E))
01/01/2011 to 12/31/2011	24.988740	25.494157	1,080.5694
01/01/2012 to 12/31/2012	25.494157	28.017476	1,087.3910
01/01/2013 to 12/31/2013	28.017476	28.017763	16,470.6157
01/01/2014 to 12/31/2014	28.017763	28.855668	18,538.1007
01/01/2015 to 12/31/2015	28.855668	28.039819	19,141.4366
01/01/2016 to 04/29/2016	28.039819	28.735129	0.0000
Western Asset Management U.S. Government Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.377242	18.038617	12,646.7708
01/01/2012 to 12/31/2012	18.038617	18.328610	11,780.5391
01/01/2013 to 12/31/2013	18.328610	17.910177	6,839.3035
01/01/2014 to 12/31/2014	17.910177	18.111555	6,810.4889
01/01/2015 to 12/31/2015	18.111555	17.914594	7,868.9565
01/01/2016 to 12/31/2016	17.914594	17.845951	7,298.3862
01/01/2017 to 12/31/2017	17.845951	17.893463	7,265.0488
01/01/2018 to 12/31/2018	17.893463	17.766423	7,232.8949
01/01/2019 to 12/31/2019	17.766423	18.532053	7,198.4289
01/01/2020 to 12/31/2020	18.532053	19.171295	6,623.1459
26

CONDENSED FINANCIAL INFORMATION (continued)
CLASS VA
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Funds Trust I
AB Global Dynamic Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.208984	10.550465	11,814.9398
01/01/2013 to 12/31/2013	10.550465	11.551854	21,045.4866
01/01/2014 to 12/31/2014	11.551854	12.216082	20,935.3392
01/01/2015 to 12/31/2015	12.216082	12.103911	20,177.9622
01/01/2016 to 12/31/2016	12.103911	12.352480	19,681.9649
01/01/2017 to 12/31/2017	12.352480	13.826296	17,989.9569
01/01/2018 to 12/31/2018	13.826296	12.670064	17,980.0249
01/01/2019 to 12/31/2019	12.670064	14.737407	17,177.4996
01/01/2020 to 12/31/2020	14.737407	15.400964	14,171.9963
AB International Bond Sub-Account (Class B)
04/29/2019 to 12/31/2019	9.995069	10.379373	0.0000
01/01/2020 to 12/31/2020	10.379373	10.672912	0.0000
American Funds® Balanced Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.863326	9.510068	1,469,809.8855
01/01/2012 to 12/31/2012	9.510068	10.635126	1,449,761.3798
01/01/2013 to 12/31/2013	10.635126	12.418392	1,211,493.4677
01/01/2014 to 12/31/2014	12.418392	12.973529	1,197,825.7908
01/01/2015 to 12/31/2015	12.973529	12.690204	1,115,630.5902
01/01/2016 to 12/31/2016	12.690204	13.477601	1,079,240.8939
01/01/2017 to 12/31/2017	13.477601	15.515650	986,114.1851
01/01/2018 to 12/31/2018	15.515650	14.624414	1,061,269.8682
01/01/2019 to 12/31/2019	14.624414	17.219797	943,166.6666
01/01/2020 to 12/31/2020	17.219797	19.603835	803,494.8581
American Funds® Growth Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.381751	8.804928	1,376,690.5906
01/01/2012 to 12/31/2012	8.804928	10.074643	1,388,240.1223
01/01/2013 to 12/31/2013	10.074643	12.416587	1,551,198.5155
01/01/2014 to 12/31/2014	12.416587	13.013058	1,558,557.7195
01/01/2015 to 12/31/2015	13.013058	12.722429	1,482,149.4472
01/01/2016 to 12/31/2016	12.722429	13.655813	1,439,555.0563
01/01/2017 to 12/31/2017	13.655813	16.324795	1,373,213.2719
01/01/2018 to 12/31/2018	16.324795	15.152691	1,081,195.1884
01/01/2019 to 12/31/2019	15.152691	18.455313	899,506.9622
01/01/2020 to 12/31/2020	18.455313	21.256914	795,023.3504
American Funds® Growth Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.179570	8.627058	116,434.1805
01/01/2012 to 12/31/2012	8.627058	9.977656	111,679.5271
01/01/2013 to 12/31/2013	9.977656	12.756792	70,853.6071
01/01/2014 to 12/31/2014	12.756792	13.595291	98,228.0418
01/01/2015 to 12/31/2015	13.595291	14.262268	94,217.3875
01/01/2016 to 12/31/2016	14.262268	15.328379	76,887.1029
01/01/2017 to 12/31/2017	15.328379	19.314177	87,810.8451
01/01/2018 to 12/31/2018	19.314177	18.930091	68,791.3246
01/01/2019 to 12/31/2019	18.930091	24.305756	98,369.5756
01/01/2020 to 12/31/2020	24.305756	36.305885	94,683.9685
27

CONDENSED FINANCIAL INFORMATION (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds® Moderate Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	10.108040	9.976909	958,916.8011
01/01/2012 to 12/31/2012	9.976909	10.892841	901,178.0281
01/01/2013 to 12/31/2013	10.892841	12.181525	640,424.7426
01/01/2014 to 12/31/2014	12.181525	12.731520	611,016.4394
01/01/2015 to 12/31/2015	12.731520	12.450914	586,384.5828
01/01/2016 to 12/31/2016	12.450914	13.125741	668,946.3527
01/01/2017 to 12/31/2017	13.125741	14.607311	586,668.0371
01/01/2018 to 12/31/2018	14.607311	13.897256	618,066.2962
01/01/2019 to 12/31/2019	13.897256	15.902250	563,288.6850
01/01/2020 to 12/31/2020	15.902250	17.699927	525,409.6484
AQR Global Risk Balanced Sub-Account (Class B)
04/30/2012 to 12/31/2012	11.141882	11.541250	45,180.7926
01/01/2013 to 12/31/2013	11.541250	10.983847	89,069.8353
01/01/2014 to 12/31/2014	10.983847	11.252874	75,754.9418
01/01/2015 to 12/31/2015	11.252874	10.024096	59,009.5917
01/01/2016 to 12/31/2016	10.024096	10.759754	54,378.0191
01/01/2017 to 12/31/2017	10.759754	11.639043	52,608.2231
01/01/2018 to 12/31/2018	11.639043	10.736950	50,763.9802
01/01/2019 to 12/31/2019	10.736950	12.683798	47,285.6830
01/01/2020 to 12/31/2020	12.683798	12.872350	44,313.0848
BlackRock Global Tactical Strategies Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.964181	10.279944	50,605.5430
01/01/2013 to 12/31/2013	10.279944	11.170834	63,211.6812
01/01/2014 to 12/31/2014	11.170834	11.655534	56,218.5443
01/01/2015 to 12/31/2015	11.655534	11.469519	45,595.5185
01/01/2016 to 12/31/2016	11.469519	11.799458	41,762.7647
01/01/2017 to 12/31/2017	11.799458	13.171261	34,957.7297
01/01/2018 to 12/31/2018	13.171261	12.042013	34,890.8906
01/01/2019 to 12/31/2019	12.042013	14.309493	30,674.6515
01/01/2020 to 12/31/2020	14.309493	14.703524	21,276.6495
BlackRock High Yield Sub-Account (Class B)
01/01/2011 to 12/31/2011	20.468988	20.637627	11,490.2482
01/01/2012 to 12/31/2012	20.637627	23.691878	19,598.0270
01/01/2013 to 12/31/2013	23.691878	25.517482	23,295.0321
01/01/2014 to 12/31/2014	25.517482	25.965923	26,955.7318
01/01/2015 to 12/31/2015	25.965923	24.544095	25,097.4914
01/01/2016 to 12/31/2016	24.544095	27.558429	23,661.5831
01/01/2017 to 12/31/2017	27.558429	29.255899	24,631.7230
01/01/2018 to 12/31/2018	29.255899	27.989892	22,215.9614
01/01/2019 to 12/31/2019	27.989892	31.668644	17,458.9547
01/01/2020 to 12/31/2020	31.668644	33.537592	14,823.0792
Brighthouse Asset Allocation 100 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.532589	10.705026	1,182,424.8869
01/01/2012 to 12/31/2012	10.705026	12.310273	1,093,355.7864
01/01/2013 to 12/31/2013	12.310273	15.705375	1,029,994.3424
01/01/2014 to 12/31/2014	15.705375	16.258835	883,453.2928
01/01/2015 to 12/31/2015	16.258835	15.695113	796,132.5029
01/01/2016 to 12/31/2016	15.695113	16.849617	662,612.3841
01/01/2017 to 12/31/2017	16.849617	20.406454	557,624.1266
01/01/2018 to 12/31/2018	20.406454	18.077752	499,391.6918
01/01/2019 to 12/31/2019	18.077752	22.702706	433,088.7533
01/01/2020 to 12/31/2020	22.702706	26.593424	402,106.2402
28

CONDENSED FINANCIAL INFORMATION (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Balanced Plus Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.991105	10.447619	21,031.4366
01/01/2013 to 12/31/2013	10.447619	11.770200	43,725.9168
01/01/2014 to 12/31/2014	11.770200	12.713680	59,908.1512
01/01/2015 to 12/31/2015	12.713680	12.012451	44,353.1958
01/01/2016 to 12/31/2016	12.012451	12.823491	52,193.9580
01/01/2017 to 12/31/2017	12.823491	14.949084	56,716.3019
01/01/2018 to 12/31/2018	14.949084	13.641161	54,028.4115
01/01/2019 to 12/31/2019	13.641161	16.604842	50,801.7739
01/01/2020 to 12/31/2020	16.604842	18.405105	50,934.9470
Brighthouse Small Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.613554	15.792798	146,690.5676
01/01/2012 to 12/31/2012	15.792798	18.354655	138,092.7767
01/01/2013 to 12/31/2013	18.354655	23.948419	126,059.0029
01/01/2014 to 12/31/2014	23.948419	23.996560	113,866.0382
01/01/2015 to 12/31/2015	23.996560	22.360751	103,991.0540
01/01/2016 to 12/31/2016	22.360751	28.912816	96,638.7309
01/01/2017 to 12/31/2017	28.912816	31.815907	92,506.2514
01/01/2018 to 12/31/2018	31.815907	26.565372	76,002.7233
01/01/2019 to 12/31/2019	26.565372	33.700705	70,771.8081
01/01/2020 to 12/31/2020	33.700705	33.007567	69,284.9095
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.515157	10.023099	225,310.3343
01/01/2012 to 12/31/2012	10.023099	11.738767	208,233.1479
01/01/2013 to 12/31/2013	11.738767	10.987975	210,616.6069
01/01/2014 to 12/31/2014	10.987975	10.118507	191,073.6889
01/01/2015 to 12/31/2015	10.118507	8.590973	187,193.8129
01/01/2016 to 12/31/2016	8.590973	9.436499	164,849.4760
01/01/2017 to 12/31/2017	9.436499	11.929904	150,001.6801
01/01/2018 to 12/31/2018	11.929904	10.084773	148,494.8315
01/01/2019 to 12/31/2019	10.084773	11.996011	114,691.7290
01/01/2020 to 12/31/2020	11.996011	15.042847	108,507.1217
Brighthouse/Eaton Vance Floating Rate Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.215799	10.266097	7,212.0850
01/01/2012 to 12/31/2012	10.266097	10.853788	7,582.5742
01/01/2013 to 12/31/2013	10.853788	11.102365	13,725.4048
01/01/2014 to 12/31/2014	11.102365	11.017574	7,687.7920
01/01/2015 to 12/31/2015	11.017574	10.762911	10,735.3302
01/01/2016 to 12/31/2016	10.762911	11.585414	11,370.9705
01/01/2017 to 12/31/2017	11.585414	11.833101	5,868.9518
01/01/2018 to 12/31/2018	11.833101	11.692162	5,418.1028
01/01/2019 to 12/31/2019	11.692162	12.327572	3,921.4784
01/01/2020 to 12/31/2020	12.327572	12.393965	2,403.1479
Brighthouse/Franklin Low Duration Total Return Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.987946	9.760397	2,042.1156
01/01/2012 to 12/31/2012	9.760397	10.037167	8,688.0927
01/01/2013 to 12/31/2013	10.037167	10.002501	48,788.0930
01/01/2014 to 12/31/2014	10.002501	9.957810	49,947.8144
01/01/2015 to 12/31/2015	9.957810	9.748493	49,516.3588
01/01/2016 to 12/31/2016	9.748493	9.904269	50,385.5351
01/01/2017 to 12/31/2017	9.904269	9.887143	45,413.1040
01/01/2018 to 12/31/2018	9.887143	9.781655	37,908.4236
01/01/2019 to 12/31/2019	9.781655	10.082745	42,810.7633
01/01/2020 to 12/31/2020	10.082745	10.143122	36,116.9278
29

CONDENSED FINANCIAL INFORMATION (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Templeton International Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.180591	11.959925	2,591.8252
01/01/2012 to 12/31/2012	11.959925	13.464188	2,706.9911
01/01/2013 to 12/31/2013	13.464188	13.401332	3,447.8178
01/01/2014 to 12/31/2014	13.401332	13.352382	3,477.2677
01/01/2015 to 12/31/2015	13.352382	12.606413	3,914.4980
01/01/2016 to 12/31/2016	12.606413	12.527342	3,313.0956
01/01/2017 to 12/31/2017	12.527342	12.358601	2,546.3951
01/01/2018 to 12/31/2018	12.358601	12.295751	2,390.1712
01/01/2019 to 12/31/2019	12.295751	12.254120	2,536.2623
01/01/2020 to 12/31/2020	12.254120	11.358125	2,738.1541
Clarion Global Real Estate Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.166987	13.176814	96,052.4963
01/01/2012 to 12/31/2012	13.176814	16.353057	86,701.1532
01/01/2013 to 12/31/2013	16.353057	16.680772	80,628.9746
01/01/2014 to 12/31/2014	16.680772	18.612590	67,232.9778
01/01/2015 to 12/31/2015	18.612590	18.078496	63,740.9763
01/01/2016 to 12/31/2016	18.078496	17.964995	57,873.0808
01/01/2017 to 12/31/2017	17.964995	19.599985	48,830.5676
01/01/2018 to 12/31/2018	19.599985	17.637343	41,575.3604
01/01/2019 to 12/31/2019	17.637343	21.685526	36,785.4101
01/01/2020 to 12/31/2020	21.685526	20.290007	38,628.3759
Harris Oakmark International Sub-Account (Class B)
01/01/2011 to 12/31/2011	19.798205	16.723543	158,215.2421
01/01/2012 to 12/31/2012	16.723543	21.292247	146,744.8213
01/01/2013 to 12/31/2013	21.292247	27.370640	139,441.6864
01/01/2014 to 12/31/2014	27.370640	25.401962	130,194.6128
01/01/2015 to 12/31/2015	25.401962	23.892177	123,618.3967
01/01/2016 to 12/31/2016	23.892177	25.461206	116,585.5245
01/01/2017 to 12/31/2017	25.461206	32.715610	107,904.3667
01/01/2018 to 12/31/2018	32.715610	24.500310	96,532.6810
01/01/2019 to 12/31/2019	24.500310	30.053293	87,892.6415
01/01/2020 to 12/31/2020	30.053293	31.119962	80,921.2949
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010696	1.047269	603,296.2985
01/01/2013 to 12/31/2013	1.047269	1.050877	728,093.1792
01/01/2014 to 12/31/2014	1.050877	1.093005	622,223.7717
01/01/2015 to 12/31/2015	1.093005	1.031456	571,483.8661
01/01/2016 to 12/31/2016	1.031456	1.135152	365,838.5885
01/01/2017 to 12/31/2017	1.135152	1.230132	627,664.0691
01/01/2018 to 12/31/2018	1.230132	1.133743	405,777.2753
01/01/2019 to 12/31/2019	1.133743	1.287519	367,062.9253
01/01/2020 to 12/31/2020	1.287519	1.396860	333,274.6436
Invesco Comstock Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.242106	9.942277	359,857.3498
01/01/2012 to 12/31/2012	9.942277	11.607402	323,285.6258
01/01/2013 to 12/31/2013	11.607402	15.481667	300,962.2261
01/01/2014 to 12/31/2014	15.481667	16.671405	267,627.6763
01/01/2015 to 12/31/2015	16.671405	15.442562	236,464.8870
01/01/2016 to 12/31/2016	15.442562	17.844135	221,969.5064
01/01/2017 to 12/31/2017	17.844135	20.747096	192,063.8889
01/01/2018 to 12/31/2018	20.747096	17.952416	177,483.4997
01/01/2019 to 12/31/2019	17.952416	22.098580	167,913.5623
01/01/2020 to 12/31/2020	22.098580	21.658531	173,772.4014
30

CONDENSED FINANCIAL INFORMATION (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Invesco Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.782371	15.379785	106,658.0867
01/01/2012 to 12/31/2012	15.379785	17.911571	93,262.9080
01/01/2013 to 12/31/2013	17.911571	24.734051	88,062.8827
01/01/2014 to 12/31/2014	24.734051	26.293351	80,489.8420
01/01/2015 to 12/31/2015	26.293351	25.459025	75,713.8200
01/01/2016 to 12/31/2016	25.459025	27.947803	72,480.7309
01/01/2017 to 12/31/2017	27.947803	34.507567	63,519.3247
01/01/2018 to 12/31/2018	34.507567	30.915524	51,954.1722
01/01/2019 to 12/31/2019	30.915524	37.889106	48,105.7529
01/01/2020 to 12/31/2020	37.889106	58.510291	44,166.9481
JPMorgan Core Bond Sub-Account (Class B)
04/29/2013 to 12/31/2013	11.176886	10.624777	27,352.6508
01/01/2014 to 12/31/2014	10.624777	10.999554	49,319.1923
01/01/2015 to 12/31/2015	10.999554	10.888122	49,638.8672
01/01/2016 to 12/31/2016	10.888122	10.965199	43,872.8755
01/01/2017 to 12/31/2017	10.965199	11.160121	46,362.0787
01/01/2018 to 12/31/2018	11.160121	10.995431	42,540.8564
01/01/2019 to 12/31/2019	10.995431	11.721527	41,354.1316
01/01/2020 to 12/31/2020	11.721527	12.457860	34,401.1123
JPMorgan Core Bond Sub-Account (Class B) (formerly JPMorgan Core Bond Sub-Account (Class C) and before that American Funds® Bond Sub-Account (Class C))
01/01/2011 to 12/31/2011	10.328102	10.763731	28,451.5727
01/01/2012 to 12/31/2012	10.763731	11.123879	34,167.9283
01/01/2013 to 04/26/2013	11.123879	11.095140	0.0000
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012751	1.049314	184,118.6385
01/01/2013 to 12/31/2013	1.049314	1.147262	224,972.5677
01/01/2014 to 12/31/2014	1.147262	1.209021	236,695.8497
01/01/2015 to 12/31/2015	1.209021	1.201671	243,625.8957
01/01/2016 to 12/31/2016	1.201671	1.218145	233,553.5371
01/01/2017 to 12/31/2017	1.218145	1.399956	154,676.7917
01/01/2018 to 12/31/2018	1.399956	1.279878	148,472.4051
01/01/2019 to 12/31/2019	1.279878	1.474066	141,802.5790
01/01/2020 to 12/31/2020	1.474066	1.629594	136,020.6046
JPMorgan Global Active Allocation Sub-Account (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996837	1.039690	0.0000
01/01/2015 to 12/31/2015	1.039690	1.014136	0.0000
01/01/2016 to 12/31/2016	1.014136	1.018967	0.0000
01/01/2017 to 12/31/2017	1.018967	1.159314	0.0000
01/01/2018 to 04/30/2018	1.159314	1.130200	0.0000
Loomis Sayles Global Allocation Sub-Account (Class B) (formerly Loomis Sayles Global Markets Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.982352	12.599813	10,715.2177
01/01/2012 to 12/31/2012	12.599813	14.512719	12,423.2474
01/01/2013 to 12/31/2013	14.512719	16.745433	11,093.4274
01/01/2014 to 12/31/2014	16.745433	17.068072	10,744.1535
01/01/2015 to 12/31/2015	17.068072	17.020383	10,897.6692
01/01/2016 to 12/31/2016	17.020383	17.567967	10,575.3706
01/01/2017 to 12/31/2017	17.567967	21.282442	10,530.1435
01/01/2018 to 12/31/2018	21.282442	19.834334	4,255.2572
01/01/2019 to 12/31/2019	19.834334	24.917210	8,455.6690
01/01/2020 to 12/31/2020	24.917210	28.175120	7,805.0806
31

CONDENSED FINANCIAL INFORMATION (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Loomis Sayles Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	7.497853	7.626325	173,273.1284
01/01/2012 to 12/31/2012	7.626325	8.902546	154,995.8472
01/01/2013 to 12/31/2013	8.902546	12.769341	146,270.3948
01/01/2014 to 12/31/2014	12.769341	14.955819	220,301.2145
01/01/2015 to 12/31/2015	14.955819	14.138445	192,301.1232
01/01/2016 to 12/31/2016	14.138445	14.301289	119,535.2120
01/01/2017 to 12/31/2017	14.301289	16.682495	112,049.9949
01/01/2018 to 12/31/2018	16.682495	15.272873	82,308.8572
01/01/2019 to 12/31/2019	15.272873	18.591584	78,334.9864
01/01/2020 to 12/31/2020	18.591584	24.216673	71,931.7453
Loomis Sayles Growth Sub-Account (Class B) (formerly ClearBridge Aggressive Growth Sub-Account II (Class B))
01/01/2011 to 12/31/2011	151.076737	137.602439	81.7334
01/01/2012 to 12/31/2012	137.602439	166.062051	690.1039
01/01/2013 to 12/31/2013	166.062051	210.680814	650.3201
01/01/2014 to 04/25/2014	210.680814	219.314268	0.0000
Loomis Sayles Growth Sub-Account (Class B) (formerly Legg Mason Value Equity Sub-Account (Class B))
01/01/2011 to 04/29/2011	6.642605	7.060846	0.0000
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	1.079208	1.127695	25,245.8092
01/01/2014 to 12/31/2014	1.127695	1.213787	35,437.2170
01/01/2015 to 12/31/2015	1.213787	1.181225	98,902.3006
01/01/2016 to 12/31/2016	1.181225	1.214390	48,726.1634
01/01/2017 to 12/31/2017	1.214390	1.382315	100,577.4105
01/01/2018 to 12/31/2018	1.382315	1.263787	148,009.7601
01/01/2019 to 12/31/2019	1.263787	1.515266	127,955.8051
01/01/2020 to 12/31/2020	1.515266	1.590535	141,825.8320
MFS ® Research International Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.396532	12.663042	268,894.1347
01/01/2012 to 12/31/2012	12.663042	14.557637	244,703.1141
01/01/2013 to 12/31/2013	14.557637	17.102618	217,722.1802
01/01/2014 to 12/31/2014	17.102618	15.677116	193,591.8352
01/01/2015 to 12/31/2015	15.677116	15.169757	181,386.0661
01/01/2016 to 12/31/2016	15.169757	14.813093	170,670.0970
01/01/2017 to 12/31/2017	14.813093	18.701869	150,801.4876
01/01/2018 to 12/31/2018	18.701869	15.843512	145,870.2214
01/01/2019 to 12/31/2019	15.843512	20.026848	128,505.4183
01/01/2020 to 12/31/2020	20.026848	22.295847	119,262.3906
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999795	1.034873	0.0000
01/01/2015 to 12/31/2015	1.034873	0.963629	0.0000
01/01/2016 to 12/31/2016	0.963629	1.054874	354.9812
01/01/2017 to 12/31/2017	1.054874	1.170129	1,378.2258
01/01/2018 to 12/31/2018	1.170129	1.065107	1,359.8548
01/01/2019 to 12/31/2019	1.065107	1.280025	1,341.0300
01/01/2020 to 12/31/2020	1.280025	1.410312	1,319.9076
32

CONDENSED FINANCIAL INFORMATION (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO Inflation Protected Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.670777	14.968220	191,616.4487
01/01/2012 to 12/31/2012	14.968220	16.090627	185,076.7744
01/01/2013 to 12/31/2013	16.090627	14.380845	185,475.4602
01/01/2014 to 12/31/2014	14.380845	14.576603	157,584.3506
01/01/2015 to 12/31/2015	14.576603	13.912994	146,241.1071
01/01/2016 to 12/31/2016	13.912994	14.388946	136,426.3080
01/01/2017 to 12/31/2017	14.388946	14.666859	140,040.6295
01/01/2018 to 12/31/2018	14.666859	14.099254	118,803.5181
01/01/2019 to 12/31/2019	14.099254	15.038058	111,206.5393
01/01/2020 to 12/31/2020	15.038058	16.523405	97,387.3199
PIMCO Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.255590	16.521798	1,050,837.2854
01/01/2012 to 12/31/2012	16.521798	17.783373	985,274.0488
01/01/2013 to 12/31/2013	17.783373	17.183060	922,767.7111
01/01/2014 to 12/31/2014	17.183060	17.636801	802,358.6414
01/01/2015 to 12/31/2015	17.636801	17.375096	720,478.1829
01/01/2016 to 12/31/2016	17.375096	17.563105	639,476.3888
01/01/2017 to 12/31/2017	17.563105	18.081043	595,622.1344
01/01/2018 to 12/31/2018	18.081043	17.769450	522,136.2039
01/01/2019 to 12/31/2019	17.769450	18.986127	483,732.3124
01/01/2020 to 12/31/2020	18.986127	20.294962	465,104.4189
Schroders Global Multi-Asset Sub-Account (Class B) (formerly Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.215816	10.745663	820.7364
01/01/2014 to 12/31/2014	10.745663	11.500391	815.2693
01/01/2015 to 12/31/2015	11.500391	11.187401	1,526.5079
01/01/2016 to 12/31/2016	11.187401	11.524039	1,514.9917
01/01/2017 to 12/31/2017	11.524039	13.222947	5,518.5933
01/01/2018 to 04/30/2018	13.222947	12.642531	0.0000
Schroders Global Multi-Asset Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010729	1.067415	105,220.1731
01/01/2013 to 12/31/2013	1.067415	1.157842	145,342.8286
01/01/2014 to 12/31/2014	1.157842	1.228877	102,186.4976
01/01/2015 to 12/31/2015	1.228877	1.199939	48,613.0255
01/01/2016 to 12/31/2016	1.199939	1.248899	59,418.8069
01/01/2017 to 12/31/2017	1.248899	1.406245	57,947.8184
01/01/2018 to 12/31/2018	1.406245	1.254655	72,337.1221
01/01/2019 to 12/31/2019	1.254655	1.501616	75,412.0369
01/01/2020 to 12/31/2020	1.501616	1.510376	62,269.6922
SSGA Emerging Markets Enhanced Index Sub-Account (Class B)
04/29/2019 to 12/31/2019	9.995069	10.379373	0.0000
01/01/2020 to 12/31/2020	10.379373	10.672912	0.0000
SSGA Growth and Income ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.621510	11.570323	1,033,528.6087
01/01/2012 to 12/31/2012	11.570323	12.861209	983,351.2189
01/01/2013 to 12/31/2013	12.861209	14.308123	954,998.6951
01/01/2014 to 12/31/2014	14.308123	14.914289	853,357.8596
01/01/2015 to 12/31/2015	14.914289	14.403802	755,938.6691
01/01/2016 to 12/31/2016	14.403802	15.010083	652,219.0048
01/01/2017 to 12/31/2017	15.010083	17.132435	553,777.5416
01/01/2018 to 12/31/2018	17.132435	15.775687	455,093.1309
01/01/2019 to 12/31/2019	15.775687	18.588261	417,152.1483
01/01/2020 to 12/31/2020	18.588261	20.110268	364,072.3984
33

CONDENSED FINANCIAL INFORMATION (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
SSGA Growth ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.201872	10.800482	363,056.2511
01/01/2012 to 12/31/2012	10.800482	12.238157	350,212.5478
01/01/2013 to 12/31/2013	12.238157	14.234775	388,287.4615
01/01/2014 to 12/31/2014	14.234775	14.777130	272,643.6265
01/01/2015 to 12/31/2015	14.777130	14.220698	258,385.6096
01/01/2016 to 12/31/2016	14.220698	14.972728	236,013.8915
01/01/2017 to 12/31/2017	14.972728	17.646876	236,092.7898
01/01/2018 to 12/31/2018	17.646876	15.862223	210,041.8871
01/01/2019 to 12/31/2019	15.862223	19.133093	197,895.5050
01/01/2020 to 12/31/2020	19.133093	20.873421	187,308.4896
T. Rowe Price Large Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	48.649688	46.004846	221,793.7791
01/01/2012 to 12/31/2012	46.004846	53.463670	199,990.4817
01/01/2013 to 12/31/2013	53.463670	70.456816	169,149.7215
01/01/2014 to 12/31/2014	70.456816	78.625612	145,046.0384
01/01/2015 to 12/31/2015	78.625612	74.677507	131,365.7998
01/01/2016 to 12/31/2016	74.677507	85.294928	116,586.9403
01/01/2017 to 12/31/2017	85.294928	98.270107	101,511.1349
01/01/2018 to 12/31/2018	98.270107	87.933467	87,877.3752
01/01/2019 to 12/31/2019	87.933467	109.594141	78,276.1975
01/01/2020 to 12/31/2020	109.594141	111.055970	73,487.6491
T. Rowe Price Mid Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.400548	10.077199	390,647.1803
01/01/2012 to 12/31/2012	10.077199	11.284630	348,179.1289
01/01/2013 to 12/31/2013	11.284630	15.183024	329,872.5419
01/01/2014 to 12/31/2014	15.183024	16.867677	285,643.0211
01/01/2015 to 12/31/2015	16.867677	17.725462	243,076.5228
01/01/2016 to 12/31/2016	17.725462	18.546927	223,043.1512
01/01/2017 to 12/31/2017	18.546927	22.792593	218,120.8181
01/01/2018 to 12/31/2018	22.792593	21.959376	196,032.1243
01/01/2019 to 12/31/2019	21.959376	28.353250	185,203.3250
01/01/2020 to 12/31/2020	28.353250	34.610036	173,612.8873
Victory Sycamore Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	25.288496	23.991438	359,872.7743
01/01/2012 to 12/31/2012	23.991438	27.105776	324,670.6473
01/01/2013 to 12/31/2013	27.105776	34.794495	275,870.0711
01/01/2014 to 12/31/2014	34.794495	37.581838	237,824.6052
01/01/2015 to 12/31/2015	37.581838	33.697185	210,315.8413
01/01/2016 to 12/31/2016	33.697185	38.342201	193,973.8188
01/01/2017 to 12/31/2017	38.342201	41.351899	169,189.1362
01/01/2018 to 12/31/2018	41.351899	36.599616	148,409.9023
01/01/2019 to 12/31/2019	36.599616	46.505220	123,344.6342
01/01/2020 to 12/31/2020	46.505220	49.310571	116,369.9394
Wells Capital Management Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.419594	14.234488	36,773.8485
01/01/2012 to 12/31/2012	14.234488	16.561905	32,158.0021
01/01/2013 to 12/31/2013	16.561905	21.642446	28,007.0350
01/01/2014 to 12/31/2014	21.642446	24.140666	23,483.0682
01/01/2015 to 12/31/2015	24.140666	21.612689	19,972.0090
01/01/2016 to 12/31/2016	21.612689	24.097775	18,728.9586
01/01/2017 to 12/31/2017	24.097775	26.301531	16,639.1395
01/01/2018 to 12/31/2018	26.301531	22.464345	14,657.6242
01/01/2019 to 12/31/2019	22.464345	29.993117	13,205.1445
01/01/2020 to 12/31/2020	29.993117	30.347461	13,178.2389
34

CONDENSED FINANCIAL INFORMATION (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management Government Income Sub-Account (Class B) (formerly Fidelity Institutional Asset Management® Government Income Sub-Account (Class B))
04/30/2012 to 12/31/2012	10.761714	10.920777	2,891.9758
01/01/2013 to 12/31/2013	10.920777	10.271969	456.9505
01/01/2014 to 12/31/2014	10.271969	10.883696	420.3015
01/01/2015 to 12/31/2015	10.883696	10.767769	2,407.2744
01/01/2016 to 12/31/2016	10.767769	10.747188	10,517.0839
01/01/2017 to 12/31/2017	10.747188	10.862878	1,790.6520
01/01/2018 to 12/31/2018	10.862878	10.693321	1,709.2281
01/01/2019 to 12/31/2019	10.693321	11.323502	8,921.4601
01/01/2020 to 12/31/2020	11.323502	12.010802	21,647.3344
Brighthouse Funds Trust II
Baillie Gifford International Stock Sub-Account (Class B)
04/29/2013 to 12/31/2013	12.723843	13.953700	31,508.1897
01/01/2014 to 12/31/2014	13.953700	13.286377	29,932.4997
01/01/2015 to 12/31/2015	13.286377	12.804527	23,294.7140
01/01/2016 to 12/31/2016	12.804527	13.250987	20,735.2824
01/01/2017 to 12/31/2017	13.250987	17.608888	15,302.9440
01/01/2018 to 12/31/2018	17.608888	14.363304	12,232.4533
01/01/2019 to 12/31/2019	14.363304	18.734812	10,160.8302
01/01/2020 to 12/31/2020	18.734812	23.301554	6,576.6724
Baillie Gifford International Stock Sub-Account (Class B) (formerly American Funds® International Sub-Account (Class C))
01/01/2011 to 12/31/2011	8.947948	7.555737	58,330.8930
01/01/2012 to 12/31/2012	7.555737	8.740852	57,760.0550
01/01/2013 to 04/26/2013	8.740852	9.062608	0.0000
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.498571	10.342686	764,619.1805
01/01/2012 to 12/31/2012	10.342686	10.187859	552,563.7801
01/01/2013 to 12/31/2013	10.187859	10.036175	433,344.9027
01/01/2014 to 12/31/2014	10.036175	9.886750	354,479.8730
01/01/2015 to 12/31/2015	9.886750	9.739549	308,417.7442
01/01/2016 to 12/31/2016	9.739549	9.605299	367,310.3312
01/01/2017 to 12/31/2017	9.605299	9.522732	326,309.9919
01/01/2018 to 12/31/2018	9.522732	9.525474	332,900.7191
01/01/2019 to 12/31/2019	9.525474	9.559891	318,326.0901
01/01/2020 to 12/31/2020	9.559891	9.435267	156,806.8387
Brighthouse Asset Allocation 20 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.886487	14.152003	3,375.5696
01/01/2015 to 12/31/2015	14.152003	13.859669	33,822.0390
01/01/2016 to 12/31/2016	13.859669	14.271834	39,039.3739
01/01/2017 to 12/31/2017	14.271834	15.034609	21,706.8791
01/01/2018 to 12/31/2018	15.034609	14.422860	25,960.6725
01/01/2019 to 12/31/2019	14.422860	15.875647	79,645.6064
01/01/2020 to 12/31/2020	15.875647	17.126986	95,211.9652
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Defensive Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.012878	12.044499	993,130.1217
01/01/2012 to 12/31/2012	12.044499	13.158840	1,061,836.9462
01/01/2013 to 12/31/2013	13.158840	14.139905	889,036.8909
01/01/2014 to 04/25/2014	14.139905	14.251744	0.0000
35

CONDENSED FINANCIAL INFORMATION (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Moderate Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.077193	11.883856	2,400,059.7351
01/01/2012 to 12/31/2012	11.883856	13.156910	2,404,835.6729
01/01/2013 to 12/31/2013	13.156910	14.804837	2,135,396.3557
01/01/2014 to 04/25/2014	14.804837	14.865707	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.249987	14.638826	2,597,379.5785
01/01/2015 to 12/31/2015	14.638826	14.266092	2,268,299.2275
01/01/2016 to 12/31/2016	14.266092	14.909258	2,050,369.0765
01/01/2017 to 12/31/2017	14.909258	16.251019	1,812,142.1335
01/01/2018 to 12/31/2018	16.251019	15.303241	1,557,646.8474
01/01/2019 to 12/31/2019	15.303241	17.426561	1,368,315.0246
01/01/2020 to 12/31/2020	17.426561	19.061263	1,235,944.8700
Brighthouse Asset Allocation 60 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Balanced Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.856876	11.481813	8,371,236.6921
01/01/2012 to 12/31/2012	11.481813	12.885624	7,676,522.2950
01/01/2013 to 12/31/2013	12.885624	15.158788	6,960,635.4078
01/01/2014 to 04/25/2014	15.158788	15.175309	0.0000
Brighthouse Asset Allocation 60 Sub-Account (Class B)
04/28/2014 to 12/31/2014	15.173438	15.705589	6,200,222.6909
01/01/2015 to 12/31/2015	15.705589	15.275602	5,665,877.2824
01/01/2016 to 12/31/2016	15.275602	16.117392	5,070,982.7838
01/01/2017 to 12/31/2017	16.117392	18.217161	4,615,613.1349
01/01/2018 to 12/31/2018	18.217161	16.845405	4,195,236.3318
01/01/2019 to 12/31/2019	16.845405	19.817860	3,775,159.0788
01/01/2020 to 12/31/2020	19.817860	22.225905	3,390,522.5744
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Growth Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.742704	11.120139	7,694,928.0420
01/01/2012 to 12/31/2012	11.120139	12.675696	7,109,081.3262
01/01/2013 to 12/31/2013	12.675696	15.722958	6,827,140.4029
01/01/2014 to 04/25/2014	15.722958	15.654494	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly MetLife Growth Strategy Sub-Account (Class B) and before that Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.649500	9.338777	454,750.1250
01/01/2012 to 12/31/2012	9.338777	10.682288	412,734.9681
01/01/2013 to 04/26/2013	10.682288	11.496400	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B)
04/28/2014 to 12/31/2014	15.641492	16.283470	5,805,793.4610
01/01/2015 to 12/31/2015	16.283470	15.768948	5,162,607.6262
01/01/2016 to 12/31/2016	15.768948	16.798777	4,809,877.9685
01/01/2017 to 12/31/2017	16.798777	19.720479	4,314,138.3982
01/01/2018 to 12/31/2018	19.720479	17.849438	3,785,355.2204
01/01/2019 to 12/31/2019	17.849438	21.755960	3,115,385.7254
01/01/2020 to 12/31/2020	21.755960	24.987732	2,799,754.8924
36

CONDENSED FINANCIAL INFORMATION (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Artisan Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.765675	14.441321	81,739.2408
01/01/2012 to 12/31/2012	14.441321	15.872717	75,930.7618
01/01/2013 to 12/31/2013	15.872717	21.345210	77,652.0461
01/01/2014 to 12/31/2014	21.345210	21.379396	68,790.4432
01/01/2015 to 12/31/2015	21.379396	19.025532	63,934.4231
01/01/2016 to 12/31/2016	19.025532	22.987809	59,935.6544
01/01/2017 to 12/31/2017	22.987809	25.486241	56,454.2222
01/01/2018 to 12/31/2018	25.486241	21.736209	47,896.1273
01/01/2019 to 12/31/2019	21.736209	26.431485	44,363.1808
01/01/2020 to 12/31/2020	26.431485	27.594077	44,120.2158
Brighthouse/Dimensional International Small Company Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.206447	14.195811	2,370.6587
01/01/2012 to 12/31/2012	14.195811	16.487030	1,014.9286
01/01/2013 to 12/31/2013	16.487030	20.724638	8,150.1794
01/01/2014 to 12/31/2014	20.724638	19.049295	8,913.2395
01/01/2015 to 12/31/2015	19.049295	19.845665	12,164.7965
01/01/2016 to 12/31/2016	19.845665	20.689278	11,371.8969
01/01/2017 to 12/31/2017	20.689278	26.587888	11,773.3160
01/01/2018 to 12/31/2018	26.587888	20.804504	11,702.1900
01/01/2019 to 12/31/2019	20.804504	25.215659	11,013.2848
01/01/2020 to 12/31/2020	25.215659	27.022836	7,210.8029
Brighthouse/Wellington Core Equity Opportunities (Class B)
05/02/2016 to 12/31/2016	22.654521	23.043498	45,175.9370
01/01/2017 to 12/31/2017	23.043498	26.971363	43,173.2379
01/01/2018 to 12/31/2018	26.971363	26.473809	43,882.0568
01/01/2019 to 12/31/2019	26.473809	34.071627	38,089.0251
01/01/2020 to 12/31/2020	34.071627	37.245484	34,724.6805
Brighthouse/Wellington Core Equity Opportunities (Class B) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class B))
01/01/2011 to 12/31/2011	18.462348	17.301901	62,359.9727
01/01/2012 to 12/31/2012	17.301901	18.811597	53,826.8133
01/01/2013 to 12/31/2013	18.811597	24.593916	54,797.7333
01/01/2014 to 12/31/2014	24.593916	26.876234	45,231.1975
01/01/2015 to 12/31/2015	26.876234	26.409734	41,076.4335
01/01/2016 to 04/29/2016	26.409734	26.565924	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class E)
01/01/2011 to 12/31/2011	12.765184	12.049965	894,456.8292
01/01/2012 to 12/31/2012	12.049965	13.377280	809,670.5725
01/01/2013 to 12/31/2013	13.377280	17.596592	699,262.9749
01/01/2014 to 12/31/2014	17.596592	19.145478	596,848.1110
01/01/2015 to 12/31/2015	19.145478	19.287919	517,753.4387
01/01/2016 to 12/31/2016	19.287919	20.359742	465,890.3899
01/01/2017 to 12/31/2017	20.359742	23.852310	421,258.8037
01/01/2018 to 12/31/2018	23.852310	23.436673	351,016.6943
01/01/2019 to 12/31/2019	23.436673	30.192193	299,056.0939
01/01/2020 to 12/31/2020	30.192193	33.036902	284,565.7348
37

CONDENSED FINANCIAL INFORMATION (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Frontier Mid Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	14.886776	17.734578	33,910.6835
01/01/2014 to 12/31/2014	17.734578	19.370628	31,777.2456
01/01/2015 to 12/31/2015	19.370628	19.579172	31,275.4680
01/01/2016 to 12/31/2016	19.579172	20.282471	23,912.9451
01/01/2017 to 12/31/2017	20.282471	24.963768	22,618.0963
01/01/2018 to 12/31/2018	24.963768	23.138937	16,039.1781
01/01/2019 to 12/31/2019	23.138937	30.279816	14,427.5932
01/01/2020 to 12/31/2020	30.279816	39.189440	13,058.1002
Frontier Mid Cap Growth Sub-Account (Class B) (formerly Turner Mid Cap Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	14.402830	13.129568	38,252.6482
01/01/2012 to 12/31/2012	13.129568	13.711608	39,674.5083
01/01/2013 to 04/26/2013	13.711608	14.790750	0.0000
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.220261	12.065387	247,284.9151
01/01/2012 to 12/31/2012	12.065387	13.733793	391,427.4677
01/01/2013 to 12/31/2013	13.733793	18.498998	341,449.7072
01/01/2014 to 12/31/2014	18.498998	19.816928	276,563.6259
01/01/2015 to 12/31/2015	19.816928	21.579412	244,821.0816
01/01/2016 to 12/31/2016	21.579412	21.230540	225,037.6713
01/01/2017 to 12/31/2017	21.230540	28.651717	199,092.7467
01/01/2018 to 12/31/2018	28.651717	28.254906	170,360.6248
01/01/2019 to 12/31/2019	28.254906	36.879052	152,396.3272
01/01/2020 to 12/31/2020	36.879052	56.809833	128,550.7636
Jennison Growth Sub-Account (Class B) (formerly Jennison Large Cap Equity Sub-Account (Class B) and before that Rainier Large Cap Equity Sub-Account (Class B))
01/01/2011 to 12/31/2011	7.897323	7.481251	2,441.1561
01/01/2012 to 12/31/2012	7.481251	8.303209	2,049.1484
01/01/2013 to 04/26/2013	8.303209	8.920338	0.0000
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.344698	8.107217	316,152.4774
01/01/2012 to 04/27/2012	8.107217	9.117621	0.0000
MetLife Aggregate Bond Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	15.359246	16.213088	2,268.7625
01/01/2012 to 12/31/2012	16.213088	16.542675	2,124.5269
01/01/2013 to 12/31/2013	16.542675	15.877502	2,795.5719
01/01/2014 to 12/31/2014	15.877502	16.495086	1,177.5716
01/01/2015 to 12/31/2015	16.495086	16.240346	3,965.8817
01/01/2016 to 12/31/2016	16.240346	16.332361	2,746.2478
01/01/2017 to 12/31/2017	16.332361	16.562506	3,643.5538
01/01/2018 to 12/31/2018	16.562506	16.234454	3,018.3745
01/01/2019 to 12/31/2019	16.234454	17.327015	10,380.2619
01/01/2020 to 12/31/2020	17.327015	18.244182	13,283.8366
38

CONDENSED FINANCIAL INFORMATION (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MetLife Mid Cap Stock Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	16.971030	16.344455	21,015.9214
01/01/2012 to 12/31/2012	16.344455	18.879777	22,744.6858
01/01/2013 to 12/31/2013	18.879777	24.690411	22,561.4683
01/01/2014 to 12/31/2014	24.690411	26.563509	23,350.1919
01/01/2015 to 12/31/2015	26.563509	25.467372	23,018.4328
01/01/2016 to 12/31/2016	25.467372	30.126619	22,605.5262
01/01/2017 to 12/31/2017	30.126619	34.310196	22,043.0194
01/01/2018 to 12/31/2018	34.310196	29.888061	21,654.5327
01/01/2019 to 12/31/2019	29.888061	36.962729	20,279.9721
01/01/2020 to 12/31/2020	36.962729	41.169167	18,872.0660
MetLife MSCI EAFE® Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	12.484561	10.742849	25,564.5445
01/01/2012 to 12/31/2012	10.742849	12.480517	25,409.4885
01/01/2013 to 12/31/2013	12.480517	14.930364	25,728.1702
01/01/2014 to 12/31/2014	14.930364	13.776962	25,165.2011
01/01/2015 to 12/31/2015	13.776962	13.393937	24,934.1252
01/01/2016 to 12/31/2016	13.393937	13.322337	25,264.0225
01/01/2017 to 12/31/2017	13.322337	16.345864	25,015.3509
01/01/2018 to 12/31/2018	16.345864	13.827117	23,552.7778
01/01/2019 to 12/31/2019	13.827117	16.560381	37,197.5150
01/01/2020 to 12/31/2020	16.560381	17.539455	34,853.9580
MetLife Russell 2000® Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	17.358023	16.360040	15,021.2385
01/01/2012 to 12/31/2012	16.360040	18.684873	14,934.4322
01/01/2013 to 12/31/2013	18.684873	25.423644	20,528.6387
01/01/2014 to 12/31/2014	25.423644	26.229772	15,936.0989
01/01/2015 to 12/31/2015	26.229772	24.667062	16,845.3754
01/01/2016 to 12/31/2016	24.667062	29.384687	17,486.3848
01/01/2017 to 12/31/2017	29.384687	33.087697	16,826.1513
01/01/2018 to 12/31/2018	33.087697	28.939964	16,461.3030
01/01/2019 to 12/31/2019	28.939964	35.694111	14,763.7094
01/01/2020 to 12/31/2020	35.694111	41.932933	13,130.4463
MetLife Stock Index Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.838816	11.853637	49,647.7229
01/01/2012 to 12/31/2012	11.853637	13.477764	39,936.5385
01/01/2013 to 12/31/2013	13.477764	17.485837	42,196.9201
01/01/2014 to 12/31/2014	17.485837	19.481836	37,767.8077
01/01/2015 to 12/31/2015	19.481836	19.367068	36,666.0483
01/01/2016 to 12/31/2016	19.367068	21.250388	108,482.5751
01/01/2017 to 12/31/2017	21.250388	25.379799	96,713.2355
01/01/2018 to 12/31/2018	25.379799	23.792070	105,674.2650
01/01/2019 to 12/31/2019	23.792070	30.656909	127,903.3239
01/01/2020 to 12/31/2020	30.656909	35.582619	116,755.1639
MFS ® Value Sub-Account (Class B)
04/29/2013 to 12/31/2013	18.619904	21.741561	119,065.0672
01/01/2014 to 12/31/2014	21.741561	23.680015	113,818.6660
01/01/2015 to 12/31/2015	23.680015	23.242429	113,564.8551
01/01/2016 to 12/31/2016	23.242429	26.123767	104,933.3066
01/01/2017 to 12/31/2017	26.123767	30.260863	91,540.1574
01/01/2018 to 12/31/2018	30.260863	26.755079	86,689.0865
01/01/2019 to 12/31/2019	26.755079	34.223101	79,954.3115
01/01/2020 to 12/31/2020	34.223101	34.945100	74,737.8462
39

CONDENSED FINANCIAL INFORMATION (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MFS ® Value Sub-Account (Class B) (formerly Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.874608	8.694938	192,527.6359
01/01/2012 to 12/31/2012	8.694938	9.756735	164,381.2023
01/01/2013 to 04/26/2013	9.756735	10.684230	0.0000
Neuberger Berman Genesis Sub-Account (Class B)
04/29/2013 to 12/31/2013	19.816384	24.729525	50,776.6449
01/01/2014 to 12/31/2014	24.729525	24.288137	42,539.5102
01/01/2015 to 12/31/2015	24.288137	24.017442	36,519.3783
01/01/2016 to 12/31/2016	24.017442	28.011950	31,885.2153
01/01/2017 to 12/31/2017	28.011950	31.870180	31,651.9267
01/01/2018 to 12/31/2018	31.870180	29.200022	30,119.6450
01/01/2019 to 12/31/2019	29.200022	37.224152	28,486.7111
01/01/2020 to 12/31/2020	37.224152	45.747519	20,472.0471
Neuberger Berman Genesis Sub-Account (Class B) (formerly MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	15.470184	14.436229	57,994.0082
01/01/2012 to 12/31/2012	14.436229	14.971828	55,239.1681
01/01/2013 to 04/26/2013	14.971828	16.228423	0.0000
T. Rowe Price Large Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	17.174486	21.671233	364,014.9660
01/01/2014 to 12/31/2014	21.671233	23.232801	301,779.8138
01/01/2015 to 12/31/2015	23.232801	25.292922	277,465.6867
01/01/2016 to 12/31/2016	25.292922	25.298016	247,553.8397
01/01/2017 to 12/31/2017	25.298016	33.265633	200,464.8865
01/01/2018 to 12/31/2018	33.265633	32.389430	168,108.3110
01/01/2019 to 12/31/2019	32.389430	41.667655	154,109.3911
01/01/2020 to 12/31/2020	41.667655	56.085702	132,048.5887
T. Rowe Price Large Cap Growth Sub-Account (Class B) (formerly RCM Technology Sub-Account (Class B))
01/01/2011 to 12/31/2011	6.868157	6.096585	97,685.7903
01/01/2012 to 12/31/2012	6.096585	6.733097	88,731.7846
01/01/2013 to 04/26/2013	6.733097	7.038704	0.0000
VanEck Global Natural Resources Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.773125	15.410303	1,738.1691
01/01/2012 to 12/31/2012	15.410303	15.571040	2,586.5781
01/01/2013 to 12/31/2013	15.571040	16.988928	2,677.6384
01/01/2014 to 12/31/2014	16.988928	13.585593	3,145.2744
01/01/2015 to 12/31/2015	13.585593	8.999092	4,929.9869
01/01/2016 to 12/31/2016	8.999092	12.742764	3,705.1550
01/01/2017 to 12/31/2017	12.742764	12.460552	4,498.7348
01/01/2018 to 12/31/2018	12.460552	8.732551	4,675.8959
01/01/2019 to 12/31/2019	8.732551	9.664956	5,854.5069
01/01/2020 to 12/31/2020	9.664956	11.537006	5,957.9792
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
05/02/2016 to 12/31/2016	29.353239	30.425544	145,566.0186
01/01/2017 to 12/31/2017	30.425544	32.351465	136,859.9771
01/01/2018 to 12/31/2018	32.351465	30.584800	119,434.7540
01/01/2019 to 12/31/2019	30.584800	34.418174	116,746.3255
01/01/2020 to 12/31/2020	34.418174	36.146539	106,938.0922
40

CONDENSED FINANCIAL INFORMATION (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (formerly Met Investors Series Trust - Lord Abbett Bond Debenture Sub-Account (Class B))
01/01/2011 to 12/31/2011	23.262748	23.939057	252,962.8455
01/01/2012 to 12/31/2012	23.939057	26.633903	225,915.0404
01/01/2013 to 12/31/2013	26.633903	28.330869	198,210.4588
01/01/2014 to 12/31/2014	28.330869	29.256807	173,648.5171
01/01/2015 to 12/31/2015	29.256807	28.194523	151,986.8600
01/01/2016 to 04/29/2016	28.194523	29.041900	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
05/02/2016 to 12/31/2016	29.952433	31.073820	23,524.9894
01/01/2017 to 12/31/2017	31.073820	33.056943	23,603.5965
01/01/2018 to 12/31/2018	33.056943	31.287066	22,966.7586
01/01/2019 to 12/31/2019	31.287066	35.227870	17,640.2598
01/01/2020 to 12/31/2020	35.227870	37.052480	15,447.2882
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class E))
01/01/2011 to 12/31/2011	12.384163	12.622049	10,678.0523
01/01/2012 to 12/31/2012	12.622049	13.857398	9,824.2952
01/01/2013 to 12/31/2013	13.857398	13.843687	39,725.1456
01/01/2014 to 12/31/2014	13.843687	14.243449	61,854.0269
01/01/2015 to 12/31/2015	14.243449	13.826900	57,803.0190
01/01/2016 to 04/29/2016	13.826900	14.165112	0.0000
Western Asset Management U.S. Government Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.098382	17.731455	24,197.1499
01/01/2012 to 12/31/2012	17.731455	17.998404	23,974.6070
01/01/2013 to 12/31/2013	17.998404	17.569928	23,388.1278
01/01/2014 to 12/31/2014	17.569928	17.749720	19,596.7357
01/01/2015 to 12/31/2015	17.749720	17.539143	20,334.1059
01/01/2016 to 12/31/2016	17.539143	17.454474	2,551.7587
01/01/2017 to 12/31/2017	17.454474	17.483498	2,536.8275
01/01/2018 to 12/31/2018	17.483498	17.341920	2,521.0725
01/01/2019 to 12/31/2019	17.341920	18.071177	7,145.3184
01/01/2020 to 12/31/2020	18.071177	18.675785	6,658.1621
41

CONDENSED FINANCIAL INFORMATION (continued)
CLASS VA
1.55% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Sub-Account (Class III)
04/30/2018 to 12/31/2018	22.289852	20.567472	0.0000
01/01/2019 to 12/31/2019	20.567472	23.846827	0.0000
01/01/2020 to 12/31/2020	23.846827	28.341356	0.0000
Brighthouse Funds Trust I
AB Global Dynamic Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.203841	10.541615	59,524.5328
01/01/2013 to 12/31/2013	10.541615	11.536399	36,221.8575
01/01/2014 to 12/31/2014	11.536399	12.193645	33,023.3202
01/01/2015 to 12/31/2015	12.193645	12.075643	38,758.8824
01/01/2016 to 12/31/2016	12.075643	12.317477	43,303.7354
01/01/2017 to 12/31/2017	12.317477	13.780252	43,967.8594
01/01/2018 to 12/31/2018	13.780252	12.621524	40,066.4896
01/01/2019 to 12/31/2019	12.621524	14.673613	31,497.5809
01/01/2020 to 12/31/2020	14.673613	15.326617	25,095.9115
AB International Bond Sub-Account (Class B)
04/29/2019 to 12/31/2019	9.994905	10.375707	0.0000
01/01/2020 to 12/31/2020	10.375707	10.663799	0.0000
American Funds® Balanced Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.850085	9.492567	1,976,358.8441
01/01/2012 to 12/31/2012	9.492567	10.610225	1,971,182.3490
01/01/2013 to 12/31/2013	10.610225	12.383129	1,826,285.4143
01/01/2014 to 12/31/2014	12.383129	12.930227	1,710,865.2948
01/01/2015 to 12/31/2015	12.930227	12.641528	1,620,524.8038
01/01/2016 to 12/31/2016	12.641528	13.419198	1,517,455.7686
01/01/2017 to 12/31/2017	13.419198	15.440724	1,353,948.3154
01/01/2018 to 12/31/2018	15.440724	14.546477	1,212,641.2014
01/01/2019 to 12/31/2019	14.546477	17.119475	1,197,167.9998
01/01/2020 to 12/31/2020	17.119475	19.479863	1,056,322.7508
American Funds® Growth Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.369155	8.788721	2,687,079.2258
01/01/2012 to 12/31/2012	8.788721	10.051050	2,463,887.8125
01/01/2013 to 12/31/2013	10.051050	12.381326	2,290,343.0820
01/01/2014 to 12/31/2014	12.381326	12.969620	2,373,454.5448
01/01/2015 to 12/31/2015	12.969620	12.673624	2,329,429.6381
01/01/2016 to 12/31/2016	12.673624	13.596634	2,212,877.2558
01/01/2017 to 12/31/2017	13.596634	16.245957	2,081,095.9113
01/01/2018 to 12/31/2018	16.245957	15.071935	1,986,364.1232
01/01/2019 to 12/31/2019	15.071935	18.347787	1,685,043.1538
01/01/2020 to 12/31/2020	18.347787	21.122480	1,544,929.7530
American Funds® Growth Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.167241	8.611175	311,322.9060
01/01/2012 to 12/31/2012	8.611175	9.954287	272,023.2623
01/01/2013 to 12/31/2013	9.954287	12.720561	231,132.7579
01/01/2014 to 12/31/2014	12.720561	13.549906	203,750.2118
01/01/2015 to 12/31/2015	13.549906	14.207554	217,568.4659
01/01/2016 to 12/31/2016	14.207554	15.261949	204,388.1148
01/01/2017 to 12/31/2017	15.261949	19.220902	194,153.9132
01/01/2018 to 12/31/2018	19.220902	18.829204	164,302.3899
01/01/2019 to 12/31/2019	18.829204	24.164145	149,823.1488
01/01/2020 to 12/31/2020	24.164145	36.076303	102,383.8997
42

CONDENSED FINANCIAL INFORMATION (continued)
1.55% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds® Moderate Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	10.094473	9.958552	1,676,503.4235
01/01/2012 to 12/31/2012	9.958552	10.867339	1,398,534.9254
01/01/2013 to 12/31/2013	10.867339	12.146937	1,226,806.7707
01/01/2014 to 12/31/2014	12.146937	12.689029	1,179,823.5161
01/01/2015 to 12/31/2015	12.689029	12.403158	1,070,932.1847
01/01/2016 to 12/31/2016	12.403158	13.068866	996,034.0864
01/01/2017 to 12/31/2017	13.068866	14.536774	949,737.0016
01/01/2018 to 12/31/2018	14.536774	13.823199	885,977.3277
01/01/2019 to 12/31/2019	13.823199	15.809608	822,835.6419
01/01/2020 to 12/31/2020	15.809608	17.588000	752,678.4257
AQR Global Risk Balanced Sub-Account (Class B)
04/30/2012 to 12/31/2012	11.136121	11.531416	68,110.7451
01/01/2013 to 12/31/2013	11.531416	10.969004	58,404.6156
01/01/2014 to 12/31/2014	10.969004	11.232053	55,291.4275
01/01/2015 to 12/31/2015	11.232053	10.000546	67,078.1874
01/01/2016 to 12/31/2016	10.000546	10.729114	53,338.3476
01/01/2017 to 12/31/2017	10.729114	11.600119	66,174.6959
01/01/2018 to 12/31/2018	11.600119	10.695664	51,112.5773
01/01/2019 to 12/31/2019	10.695664	12.628716	42,866.5949
01/01/2020 to 12/31/2020	12.628716	12.810029	53,268.2254
BlackRock Global Tactical Strategies Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.959161	10.271320	75,800.2199
01/01/2013 to 12/31/2013	10.271320	11.155889	159,477.3147
01/01/2014 to 12/31/2014	11.155889	11.634125	274,070.3383
01/01/2015 to 12/31/2015	11.634125	11.442731	320,626.0907
01/01/2016 to 12/31/2016	11.442731	11.766019	295,178.6529
01/01/2017 to 12/31/2017	11.766019	13.127394	285,601.9843
01/01/2018 to 12/31/2018	13.127394	11.995876	265,068.3517
01/01/2019 to 12/31/2019	11.995876	14.247549	178,940.0429
01/01/2020 to 12/31/2020	14.247549	14.632540	178,137.8808
BlackRock High Yield Sub-Account (Class B)
01/01/2011 to 12/31/2011	20.322814	20.480040	37,350.0527
01/01/2012 to 12/31/2012	20.480040	23.499166	36,230.1210
01/01/2013 to 12/31/2013	23.499166	25.297280	38,151.8512
01/01/2014 to 12/31/2014	25.297280	25.728991	38,934.9059
01/01/2015 to 12/31/2015	25.728991	24.307983	37,720.4638
01/01/2016 to 12/31/2016	24.307983	27.279691	33,782.7707
01/01/2017 to 12/31/2017	27.279691	28.945569	33,032.5561
01/01/2018 to 12/31/2018	28.945569	27.679078	31,244.3364
01/01/2019 to 12/31/2019	27.679078	31.301342	28,904.3740
01/01/2020 to 12/31/2020	31.301342	33.132008	24,770.0111
Brighthouse Asset Allocation 100 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.497114	10.666773	936,437.0345
01/01/2012 to 12/31/2012	10.666773	12.260127	839,062.7299
01/01/2013 to 12/31/2013	12.260127	15.633590	777,351.3200
01/01/2014 to 12/31/2014	15.633590	16.176434	616,866.3906
01/01/2015 to 12/31/2015	16.176434	15.607765	583,894.4452
01/01/2016 to 12/31/2016	15.607765	16.747474	441,936.2983
01/01/2017 to 12/31/2017	16.747474	20.272653	365,582.4979
01/01/2018 to 12/31/2018	20.272653	17.950190	340,343.2422
01/01/2019 to 12/31/2019	17.950190	22.531250	307,241.1469
01/01/2020 to 12/31/2020	22.531250	26.379367	278,682.5427
43

CONDENSED FINANCIAL INFORMATION (continued)
1.55% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Balanced Plus Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.986072	10.438856	23,487.6249
01/01/2013 to 12/31/2013	10.438856	11.754454	95,553.5466
01/01/2014 to 12/31/2014	11.754454	12.690330	99,759.8163
01/01/2015 to 12/31/2015	12.690330	11.984397	111,978.5674
01/01/2016 to 12/31/2016	11.984397	12.787154	120,705.2240
01/01/2017 to 12/31/2017	12.787154	14.899302	161,345.4977
01/01/2018 to 12/31/2018	14.899302	13.588901	125,122.8536
01/01/2019 to 12/31/2019	13.588901	16.532968	114,173.9971
01/01/2020 to 12/31/2020	16.532968	18.316263	138,571.5912
Brighthouse Small Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.519779	15.700881	254,413.5291
01/01/2012 to 12/31/2012	15.700881	18.238666	230,462.4788
01/01/2013 to 12/31/2013	18.238666	23.785204	174,443.6760
01/01/2014 to 12/31/2014	23.785204	23.821107	149,731.4938
01/01/2015 to 12/31/2015	23.821107	22.186163	133,505.4402
01/01/2016 to 12/31/2016	22.186163	28.672749	113,365.0930
01/01/2017 to 12/31/2017	28.672749	31.536022	99,877.5779
01/01/2018 to 12/31/2018	31.536022	26.318435	85,582.7137
01/01/2019 to 12/31/2019	26.318435	33.370771	76,516.0476
01/01/2020 to 12/31/2020	33.370771	32.668044	92,376.3033
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.485909	9.994683	382,555.7221
01/01/2012 to 12/31/2012	9.994683	11.699610	353,069.8090
01/01/2013 to 12/31/2013	11.699610	10.945850	349,212.7922
01/01/2014 to 12/31/2014	10.945850	10.074676	351,407.3540
01/01/2015 to 12/31/2015	10.074676	8.549479	329,244.9945
01/01/2016 to 12/31/2016	8.549479	9.386232	321,890.1046
01/01/2017 to 12/31/2017	9.386232	11.860450	296,884.3920
01/01/2018 to 12/31/2018	11.860450	10.021019	310,450.0435
01/01/2019 to 12/31/2019	10.021019	11.914219	276,401.7656
01/01/2020 to 12/31/2020	11.914219	14.932795	238,049.7025
Brighthouse/Eaton Vance Floating Rate Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.212345	10.257514	24,923.2211
01/01/2012 to 12/31/2012	10.257514	10.839267	27,652.8566
01/01/2013 to 12/31/2013	10.839267	11.081973	55,509.9936
01/01/2014 to 12/31/2014	11.081973	10.991845	39,286.8888
01/01/2015 to 12/31/2015	10.991845	10.732412	23,001.0540
01/01/2016 to 12/31/2016	10.732412	11.546814	28,168.9663
01/01/2017 to 12/31/2017	11.546814	11.787800	45,641.6728
01/01/2018 to 12/31/2018	11.787800	11.641551	53,291.9366
01/01/2019 to 12/31/2019	11.641551	12.268080	29,040.2965
01/01/2020 to 12/31/2020	12.268080	12.327973	15,722.6712
Brighthouse/Franklin Low Duration Total Return Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.987878	9.757096	91,632.1430
01/01/2012 to 12/31/2012	9.757096	10.028733	72,506.4837
01/01/2013 to 12/31/2013	10.028733	9.989104	87,393.6539
01/01/2014 to 12/31/2014	9.989104	9.939505	114,407.0595
01/01/2015 to 12/31/2015	9.939505	9.725711	141,187.0018
01/01/2016 to 12/31/2016	9.725711	9.876187	127,237.9959
01/01/2017 to 12/31/2017	9.876187	9.854197	103,555.3539
01/01/2018 to 12/31/2018	9.854197	9.744165	87,276.0470
01/01/2019 to 12/31/2019	9.744165	10.039083	66,700.9404
01/01/2020 to 12/31/2020	10.039083	10.094140	64,593.9267
44

CONDENSED FINANCIAL INFORMATION (continued)
1.55% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Templeton International Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.170430	11.943992	11,007.6424
01/01/2012 to 12/31/2012	11.943992	13.439500	9,315.4374
01/01/2013 to 12/31/2013	13.439500	13.370076	11,030.7084
01/01/2014 to 12/31/2014	13.370076	13.314584	9,066.3898
01/01/2015 to 12/31/2015	13.314584	12.564443	7,805.2144
01/01/2016 to 12/31/2016	12.564443	12.479398	8,287.2487
01/01/2017 to 12/31/2017	12.479398	12.305169	8,950.5226
01/01/2018 to 12/31/2018	12.305169	12.236438	8,048.2166
01/01/2019 to 12/31/2019	12.236438	12.188915	5,265.0976
01/01/2020 to 12/31/2020	12.188915	11.292025	5,883.6933
Clarion Global Real Estate Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.119798	13.126372	230,365.7004
01/01/2012 to 12/31/2012	13.126372	16.282280	207,750.3041
01/01/2013 to 12/31/2013	16.282280	16.600277	202,112.5575
01/01/2014 to 12/31/2014	16.600277	18.513524	214,136.9059
01/01/2015 to 12/31/2015	18.513524	17.973286	159,397.7474
01/01/2016 to 12/31/2016	17.973286	17.851529	152,235.4231
01/01/2017 to 12/31/2017	17.851529	19.466494	143,587.6600
01/01/2018 to 12/31/2018	19.466494	17.508413	132,459.8691
01/01/2019 to 12/31/2019	17.508413	21.516253	113,896.1007
01/01/2020 to 12/31/2020	21.516253	20.121533	115,230.3561
Harris Oakmark International Sub-Account (Class B)
01/01/2011 to 12/31/2011	19.676322	16.612290	288,623.6657
01/01/2012 to 12/31/2012	16.612290	21.139984	261,418.3372
01/01/2013 to 12/31/2013	21.139984	27.161345	221,913.1567
01/01/2014 to 12/31/2014	27.161345	25.195123	219,997.1759
01/01/2015 to 12/31/2015	25.195123	23.685785	210,970.6702
01/01/2016 to 12/31/2016	23.685785	25.228651	192,959.7392
01/01/2017 to 12/31/2017	25.228651	32.400661	164,354.3281
01/01/2018 to 12/31/2018	32.400661	24.252243	159,135.9929
01/01/2019 to 12/31/2019	24.252243	29.734143	151,799.9892
01/01/2020 to 12/31/2020	29.734143	30.774054	153,974.7890
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010688	1.046910	788,059.5045
01/01/2013 to 12/31/2013	1.046910	1.049991	1,179,380.9298
01/01/2014 to 12/31/2014	1.049991	1.091538	1,051,686.1128
01/01/2015 to 12/31/2015	1.091538	1.029557	959,575.7660
01/01/2016 to 12/31/2016	1.029557	1.132497	1,005,659.1375
01/01/2017 to 12/31/2017	1.132497	1.226643	927,315.1216
01/01/2018 to 12/31/2018	1.226643	1.129959	306,105.3889
01/01/2019 to 12/31/2019	1.129959	1.282581	278,226.0275
01/01/2020 to 12/31/2020	1.282581	1.390806	297,788.5486
Invesco Comstock Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.209672	9.903871	259,017.2604
01/01/2012 to 12/31/2012	9.903871	11.548197	212,872.4303
01/01/2013 to 12/31/2013	11.548197	15.394522	214,901.5361
01/01/2014 to 12/31/2014	15.394522	16.569280	202,506.1390
01/01/2015 to 12/31/2015	16.569280	15.340294	213,583.0685
01/01/2016 to 12/31/2016	15.340294	17.717108	140,193.5097
01/01/2017 to 12/31/2017	17.717108	20.589148	126,187.8704
01/01/2018 to 12/31/2018	20.589148	17.806787	106,212.6083
01/01/2019 to 12/31/2019	17.806787	21.908374	90,945.5815
01/01/2020 to 12/31/2020	21.908374	21.461350	91,032.0426
45

CONDENSED FINANCIAL INFORMATION (continued)
1.55% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Invesco Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.685173	15.277443	288,892.2802
01/01/2012 to 12/31/2012	15.277443	17.783449	247,602.7989
01/01/2013 to 12/31/2013	17.783449	24.544872	220,633.8197
01/01/2014 to 12/31/2014	24.544872	26.079209	191,304.8335
01/01/2015 to 12/31/2015	26.079209	25.239059	178,301.6002
01/01/2016 to 12/31/2016	25.239059	27.692495	174,581.0684
01/01/2017 to 12/31/2017	27.692495	34.175313	158,417.3426
01/01/2018 to 12/31/2018	34.175313	30.602459	140,331.2186
01/01/2019 to 12/31/2019	30.602459	37.486685	131,352.4673
01/01/2020 to 12/31/2020	37.486685	57.859885	100,598.1603
JPMorgan Core Bond Sub-Account (Class B)
04/29/2013 to 12/31/2013	11.148910	10.594613	121,503.5234
01/01/2014 to 12/31/2014	10.594613	10.962847	116,800.1888
01/01/2015 to 12/31/2015	10.962847	10.846366	208,060.2342
01/01/2016 to 12/31/2016	10.846366	10.917691	145,052.4697
01/01/2017 to 12/31/2017	10.917691	11.106234	148,028.6966
01/01/2018 to 12/31/2018	11.106234	10.936843	150,486.8318
01/01/2019 to 12/31/2019	10.936843	11.653246	136,805.1350
01/01/2020 to 12/31/2020	11.653246	12.379087	134,995.3891
JPMorgan Core Bond Sub-Account (Class B) (formerly JPMorgan Core Bond Sub-Account (Class C) and before that American Funds® Bond Sub-Account (Class C))
01/01/2011 to 12/31/2011	10.314243	10.743934	219,344.8366
01/01/2012 to 12/31/2012	10.743934	11.097843	138,170.4775
01/01/2013 to 04/26/2013	11.097843	11.069111	0.0000
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012743	1.048954	62,070.5999
01/01/2013 to 12/31/2013	1.048954	1.146295	222,261.1257
01/01/2014 to 12/31/2014	1.146295	1.207398	335,719.4931
01/01/2015 to 12/31/2015	1.207398	1.199459	839,723.9710
01/01/2016 to 12/31/2016	1.199459	1.215296	757,334.5545
01/01/2017 to 12/31/2017	1.215296	1.395985	652,750.5901
01/01/2018 to 12/31/2018	1.395985	1.275607	580,868.4367
01/01/2019 to 12/31/2019	1.275607	1.468412	495,864.8005
01/01/2020 to 12/31/2020	1.468412	1.622532	449,533.3409
JPMorgan Global Active Allocation Sub-Account (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996830	1.039332	0.0000
01/01/2015 to 12/31/2015	1.039332	1.013279	6,112.7026
01/01/2016 to 12/31/2016	1.013279	1.017598	29,346.1489
01/01/2017 to 12/31/2017	1.017598	1.157180	27,361.3510
01/01/2018 to 04/30/2018	1.157180	1.127936	0.0000
Loomis Sayles Global Allocation Sub-Account (Class B) (formerly Loomis Sayles Global Markets Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.952026	12.564113	141,859.5060
01/01/2012 to 12/31/2012	12.564113	14.464335	110,727.3157
01/01/2013 to 12/31/2013	14.464335	16.681271	87,614.5439
01/01/2014 to 12/31/2014	16.681271	16.994178	66,555.7148
01/01/2015 to 12/31/2015	16.994178	16.938228	70,571.5679
01/01/2016 to 12/31/2016	16.938228	17.474437	61,542.4059
01/01/2017 to 12/31/2017	17.474437	21.158598	56,754.8541
01/01/2018 to 12/31/2018	21.158598	19.709007	53,063.1915
01/01/2019 to 12/31/2019	19.709007	24.747400	38,038.1603
01/01/2020 to 12/31/2020	24.747400	27.969091	32,668.4414
46

CONDENSED FINANCIAL INFORMATION (continued)
1.55% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Loomis Sayles Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	7.445477	7.569276	987,716.1050
01/01/2012 to 12/31/2012	7.569276	8.831514	889,674.6582
01/01/2013 to 12/31/2013	8.831514	12.661135	775,042.2623
01/01/2014 to 12/31/2014	12.661135	14.821679	715,108.2165
01/01/2015 to 12/31/2015	14.821679	14.004631	644,470.0476
01/01/2016 to 12/31/2016	14.004631	14.158857	590,531.9826
01/01/2017 to 12/31/2017	14.158857	16.508125	545,385.2763
01/01/2018 to 12/31/2018	16.508125	15.105639	488,259.0939
01/01/2019 to 12/31/2019	15.105639	18.378826	441,697.6879
01/01/2020 to 12/31/2020	18.378826	23.927561	350,288.1837
Loomis Sayles Growth Sub-Account (Class B) (formerly ClearBridge Aggressive Growth Sub-Account II (Class B))
01/01/2011 to 12/31/2011	148.918147	135.568725	295.6237
01/01/2012 to 12/31/2012	135.568725	163.525609	1,460.4416
01/01/2013 to 12/31/2013	163.525609	207.359268	4,776.4480
01/01/2014 to 04/25/2014	207.359268	215.822643	0.0000
Loomis Sayles Growth Sub-Account (Class B) (formerly Legg Mason Value Equity Sub-Account (Class B))
01/01/2011 to 04/29/2011	6.625444	7.041458	0.0000
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	1.078945	1.127041	0.0000
01/01/2014 to 12/31/2014	1.127041	1.212477	65,724.1605
01/01/2015 to 12/31/2015	1.212477	1.179361	356,048.5468
01/01/2016 to 12/31/2016	1.179361	1.211868	289,307.3554
01/01/2017 to 12/31/2017	1.211868	1.378757	308,261.1273
01/01/2018 to 12/31/2018	1.378757	1.259900	296,921.2783
01/01/2019 to 12/31/2019	1.259900	1.509852	228,679.0471
01/01/2020 to 12/31/2020	1.509852	1.584058	202,467.1623
MFS ® Research International Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.336647	12.610368	452,308.2946
01/01/2012 to 12/31/2012	12.610368	14.497083	418,999.9565
01/01/2013 to 12/31/2013	14.497083	17.025678	363,367.1525
01/01/2014 to 12/31/2014	17.025678	15.598789	330,191.4479
01/01/2015 to 12/31/2015	15.598789	15.086420	306,172.7989
01/01/2016 to 12/31/2016	15.086420	14.724356	294,860.3479
01/01/2017 to 12/31/2017	14.724356	18.580583	256,382.9504
01/01/2018 to 12/31/2018	18.580583	15.732848	227,677.9070
01/01/2019 to 12/31/2019	15.732848	19.877033	204,752.2524
01/01/2020 to 12/31/2020	19.877033	22.117972	181,825.4142
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999788	1.034516	0.0000
01/01/2015 to 12/31/2015	1.034516	0.962815	0.0000
01/01/2016 to 12/31/2016	0.962815	1.053457	0.0000
01/01/2017 to 12/31/2017	1.053457	1.167975	0.0000
01/01/2018 to 12/31/2018	1.167975	1.062612	0.0000
01/01/2019 to 12/31/2019	1.062612	1.276389	0.0000
01/01/2020 to 12/31/2020	1.276389	1.405601	46,923.3396
47

CONDENSED FINANCIAL INFORMATION (continued)
1.55% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO Inflation Protected Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.618440	14.903492	444,779.5970
01/01/2012 to 12/31/2012	14.903492	16.013001	422,754.5344
01/01/2013 to 12/31/2013	16.013001	14.304314	328,697.5153
01/01/2014 to 12/31/2014	14.304314	14.491787	288,900.9516
01/01/2015 to 12/31/2015	14.491787	13.825127	255,596.5978
01/01/2016 to 12/31/2016	13.825127	14.290930	238,717.0241
01/01/2017 to 12/31/2017	14.290930	14.559693	234,212.3216
01/01/2018 to 12/31/2018	14.559693	13.989204	216,795.7913
01/01/2019 to 12/31/2019	13.989204	14.913228	196,627.1122
01/01/2020 to 12/31/2020	14.913228	16.378040	187,763.8328
PIMCO Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.142116	16.398294	1,192,865.4435
01/01/2012 to 12/31/2012	16.398294	17.641576	1,145,734.6700
01/01/2013 to 12/31/2013	17.641576	17.037533	1,046,588.4881
01/01/2014 to 12/31/2014	17.037533	17.478695	876,449.6340
01/01/2015 to 12/31/2015	17.478695	17.210733	741,494.2528
01/01/2016 to 12/31/2016	17.210733	17.388274	669,148.9329
01/01/2017 to 12/31/2017	17.388274	17.892139	626,467.2323
01/01/2018 to 12/31/2018	17.892139	17.574968	550,939.5680
01/01/2019 to 12/31/2019	17.574968	18.768950	509,690.2504
01/01/2020 to 12/31/2020	18.768950	20.052767	467,818.9274
Schroders Global Multi-Asset Sub-Account (Class B) (formerly Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.215677	10.741899	2,754.7806
01/01/2014 to 12/31/2014	10.741899	11.490620	7,922.8233
01/01/2015 to 12/31/2015	11.490620	11.172311	37,538.5190
01/01/2016 to 12/31/2016	11.172311	11.502747	33,805.7209
01/01/2017 to 12/31/2017	11.502747	13.191944	48,216.7330
01/01/2018 to 04/30/2018	13.191944	12.610832	0.0000
Schroders Global Multi-Asset Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010721	1.067048	102,507.6832
01/01/2013 to 12/31/2013	1.067048	1.156866	90,431.3613
01/01/2014 to 12/31/2014	1.156866	1.227228	121,820.1471
01/01/2015 to 12/31/2015	1.227228	1.197730	123,211.9457
01/01/2016 to 12/31/2016	1.197730	1.245977	67,341.1600
01/01/2017 to 12/31/2017	1.245977	1.402257	107,261.9947
01/01/2018 to 12/31/2018	1.402257	1.250468	567,515.4660
01/01/2019 to 12/31/2019	1.250468	1.495857	460,668.0080
01/01/2020 to 12/31/2020	1.495857	1.503830	354,980.5332
SSGA Emerging Markets Enhanced Index Sub-Account (Class B)
04/29/2019 to 12/31/2019	9.994905	10.375707	0.0000
01/01/2020 to 12/31/2020	10.375707	10.663799	0.0000
SSGA Growth and Income ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.591023	11.534218	240,756.1157
01/01/2012 to 12/31/2012	11.534218	12.814640	200,506.0584
01/01/2013 to 12/31/2013	12.814640	14.249194	159,708.6713
01/01/2014 to 12/31/2014	14.249194	14.845443	154,433.3538
01/01/2015 to 12/31/2015	14.845443	14.330148	146,640.4199
01/01/2016 to 12/31/2016	14.330148	14.925871	145,163.9856
01/01/2017 to 12/31/2017	14.925871	17.027833	142,874.3445
01/01/2018 to 12/31/2018	17.027833	15.671488	131,349.1164
01/01/2019 to 12/31/2019	15.671488	18.456262	125,993.5515
01/01/2020 to 12/31/2020	18.456262	19.957460	116,004.1774
48

CONDENSED FINANCIAL INFORMATION (continued)
1.55% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
SSGA Growth ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.172483	10.766774	210,262.8165
01/01/2012 to 12/31/2012	10.766774	12.193838	170,007.8619
01/01/2013 to 12/31/2013	12.193838	14.176143	116,431.9234
01/01/2014 to 12/31/2014	14.176143	14.708912	157,390.2312
01/01/2015 to 12/31/2015	14.708912	14.147975	147,543.4499
01/01/2016 to 12/31/2016	14.147975	14.888720	136,682.0295
01/01/2017 to 12/31/2017	14.888720	17.539128	129,931.3714
01/01/2018 to 12/31/2018	17.539128	15.757446	123,689.6738
01/01/2019 to 12/31/2019	15.757446	18.997218	108,282.0591
01/01/2020 to 12/31/2020	18.997218	20.714806	88,505.4309
T. Rowe Price Large Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	48.309957	45.660800	327,734.0317
01/01/2012 to 12/31/2012	45.660800	53.037202	287,622.0925
01/01/2013 to 12/31/2013	53.037202	69.859904	250,679.3885
01/01/2014 to 12/31/2014	69.859904	77.920551	217,560.0163
01/01/2015 to 12/31/2015	77.920551	73.970867	198,848.7158
01/01/2016 to 12/31/2016	73.970867	84.445625	176,562.6328
01/01/2017 to 12/31/2017	84.445625	97.243166	152,568.6868
01/01/2018 to 12/31/2018	97.243166	86.970805	137,744.3331
01/01/2019 to 12/31/2019	86.970805	108.340212	122,165.3658
01/01/2020 to 12/31/2020	108.340212	109.730302	115,530.0349
T. Rowe Price Mid Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.327880	10.001799	503,082.1328
01/01/2012 to 12/31/2012	10.001799	11.194572	449,918.8428
01/01/2013 to 12/31/2013	11.194572	15.054336	415,092.9530
01/01/2014 to 12/31/2014	15.054336	16.716356	319,662.6802
01/01/2015 to 12/31/2015	16.716356	17.557671	298,017.7516
01/01/2016 to 12/31/2016	17.557671	18.362182	262,004.1965
01/01/2017 to 12/31/2017	18.362182	22.554323	226,444.5551
01/01/2018 to 12/31/2018	22.554323	21.718896	197,130.2727
01/01/2019 to 12/31/2019	21.718896	28.028745	179,352.4659
01/01/2020 to 12/31/2020	28.028745	34.196787	144,013.6339
Victory Sycamore Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	25.482748	24.163669	228,905.9807
01/01/2012 to 12/31/2012	24.163669	27.286655	206,980.4171
01/01/2013 to 12/31/2013	27.286655	35.009194	181,363.9431
01/01/2014 to 12/31/2014	35.009194	37.794846	163,192.9543
01/01/2015 to 12/31/2015	37.794846	33.871234	148,129.3582
01/01/2016 to 12/31/2016	33.871234	38.520988	136,330.0587
01/01/2017 to 12/31/2017	38.520988	41.524031	118,601.9097
01/01/2018 to 12/31/2018	41.524031	36.733490	107,129.9402
01/01/2019 to 12/31/2019	36.733490	46.652017	97,590.8490
01/01/2020 to 12/31/2020	46.652017	49.441441	90,829.4427
Wells Capital Management Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.368239	14.180003	106,829.9427
01/01/2012 to 12/31/2012	14.180003	16.490228	101,588.8933
01/01/2013 to 12/31/2013	16.490228	21.538023	69,225.0241
01/01/2014 to 12/31/2014	21.538023	24.012189	63,894.6203
01/01/2015 to 12/31/2015	24.012189	21.486918	69,446.3544
01/01/2016 to 12/31/2016	21.486918	23.945575	60,080.9011
01/01/2017 to 12/31/2017	23.945575	26.122399	55,763.7360
01/01/2018 to 12/31/2018	26.122399	22.300129	36,026.3233
01/01/2019 to 12/31/2019	22.300129	29.758998	26,292.4248
01/01/2020 to 12/31/2020	29.758998	30.095489	25,257.8873
49

CONDENSED FINANCIAL INFORMATION (continued)
1.55% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management Government Income Sub-Account (Class B) (formerly Fidelity Institutional Asset Management® Government Income Sub-Account (Class B))
04/30/2012 to 12/31/2012	10.756296	10.911620	6,476.7238
01/01/2013 to 12/31/2013	10.911620	10.258227	0.0000
01/01/2014 to 12/31/2014	10.258227	10.863707	786.7459
01/01/2015 to 12/31/2015	10.863707	10.742623	9,706.4907
01/01/2016 to 12/31/2016	10.742623	10.716734	31,806.4985
01/01/2017 to 12/31/2017	10.716734	10.826700	25,240.6615
01/01/2018 to 12/31/2018	10.826700	10.652354	24,236.3111
01/01/2019 to 12/31/2019	10.652354	11.274486	22,740.7621
01/01/2020 to 12/31/2020	11.274486	11.952822	43,394.9697
Brighthouse Funds Trust II
Baillie Gifford International Stock Sub-Account (Class B)
04/29/2013 to 12/31/2013	13.935607	15.277449	192,488.4935
01/01/2014 to 12/31/2014	15.277449	14.539548	187,807.2959
01/01/2015 to 12/31/2015	14.539548	14.005246	184,856.7534
01/01/2016 to 12/31/2016	14.005246	14.486334	177,379.1753
01/01/2017 to 12/31/2017	14.486334	19.240928	149,799.6535
01/01/2018 to 12/31/2018	19.240928	15.686640	160,167.1311
01/01/2019 to 12/31/2019	15.686640	20.450693	144,889.5737
01/01/2020 to 12/31/2020	20.450693	25.422952	121,456.3068
Baillie Gifford International Stock Sub-Account (Class B) (formerly American Funds® International Sub-Account (Class C))
01/01/2011 to 12/31/2011	8.935936	7.541827	255,756.1243
01/01/2012 to 12/31/2012	7.541827	8.720379	229,064.7049
01/01/2013 to 04/26/2013	8.720379	9.039946	0.0000
BlackRock Bond Income Portfolio
04/30/2018 to 12/31/2018	57.394178	57.580604	11,588.1997
01/01/2019 to 12/31/2019	57.580604	62.111179	11,013.1090
01/01/2020 to 12/31/2020	62.111179	66.250882	10,159.8520
BlackRock Capital Appreciation Portfolio
04/30/2018 to 12/31/2018	63.390285	59.491277	0.0000
01/01/2019 to 12/31/2019	59.491277	77.622822	0.0000
01/01/2020 to 12/31/2020	77.622822	107.235035	1,450.1689
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.425239	10.265326	942,625.3766
01/01/2012 to 12/31/2012	10.265326	10.106578	1,086,706.2707
01/01/2013 to 12/31/2013	10.106578	9.951130	792,241.1538
01/01/2014 to 12/31/2014	9.951130	9.798073	728,579.0273
01/01/2015 to 12/31/2015	9.798073	9.647370	553,699.2579
01/01/2016 to 12/31/2016	9.647370	9.509638	430,954.4504
01/01/2017 to 12/31/2017	9.509638	9.423196	360,244.4225
01/01/2018 to 12/31/2018	9.423196	9.421174	304,406.8942
01/01/2019 to 12/31/2019	9.421174	9.450492	255,188.0225
01/01/2020 to 12/31/2020	9.450492	9.322621	483,015.4973
Brighthouse Asset Allocation 20 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.760325	14.018688	3,221.2296
01/01/2015 to 12/31/2015	14.018688	13.722248	56,458.9711
01/01/2016 to 12/31/2016	13.722248	14.123267	17,776.6578
01/01/2017 to 12/31/2017	14.123267	14.870691	14,399.9895
01/01/2018 to 12/31/2018	14.870691	14.258445	11,326.9760
01/01/2019 to 12/31/2019	14.258445	15.686832	29,397.0099
01/01/2020 to 12/31/2020	15.686832	16.914814	86,756.1907
50

CONDENSED FINANCIAL INFORMATION (continued)
1.55% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Defensive Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.975937	12.001477	2,115,155.9229
01/01/2012 to 12/31/2012	12.001477	13.105255	2,297,530.1270
01/01/2013 to 12/31/2013	13.105255	14.075290	1,879,942.8260
01/01/2014 to 04/25/2014	14.075290	14.184385	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Moderate Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.040052	11.841405	3,935,094.1230
01/01/2012 to 12/31/2012	11.841405	13.103329	3,530,442.6122
01/01/2013 to 12/31/2013	13.103329	14.737182	3,171,181.0548
01/01/2014 to 04/25/2014	14.737182	14.795444	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.356889	14.743659	4,407,926.8676
01/01/2015 to 12/31/2015	14.743659	14.361077	3,810,842.1741
01/01/2016 to 12/31/2016	14.361077	15.001028	3,360,808.9284
01/01/2017 to 12/31/2017	15.001028	16.342905	2,950,443.7891
01/01/2018 to 12/31/2018	16.342905	15.382035	2,618,545.0853
01/01/2019 to 12/31/2019	15.382035	17.507539	2,325,648.4989
01/01/2020 to 12/31/2020	17.507539	19.140248	2,092,275.8618
Brighthouse Asset Allocation 60 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Balanced Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.820410	11.440794	9,159,590.7551
01/01/2012 to 12/31/2012	11.440794	12.833143	8,345,063.0100
01/01/2013 to 12/31/2013	12.833143	15.089511	7,600,157.5873
01/01/2014 to 04/25/2014	15.089511	15.103578	0.0000
Brighthouse Asset Allocation 60 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.764283	15.276918	7,087,722.8999
01/01/2015 to 12/31/2015	15.276918	14.851241	6,334,125.1094
01/01/2016 to 12/31/2016	14.851241	15.661820	5,563,139.0912
01/01/2017 to 12/31/2017	15.661820	17.693422	4,920,385.3592
01/01/2018 to 12/31/2018	17.693422	16.352882	4,238,979.1367
01/01/2019 to 12/31/2019	16.352882	19.228820	3,705,827.5266
01/01/2020 to 12/31/2020	19.228820	21.554491	3,211,123.6252
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Growth Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.706585	11.080407	10,438,656.6604
01/01/2012 to 12/31/2012	11.080407	12.624065	9,999,961.7509
01/01/2013 to 12/31/2013	12.624065	15.651096	10,020,906.3295
01/01/2014 to 04/25/2014	15.651096	15.580490	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly MetLife Growth Strategy Sub-Account (Class B) and before that Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.636546	9.321590	950,200.6864
01/01/2012 to 12/31/2012	9.321590	10.657275	978,490.6907
01/01/2013 to 04/26/2013	10.657275	11.467659	0.0000
51

CONDENSED FINANCIAL INFORMATION (continued)
1.55% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 80 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.737691	15.337387	9,384,594.2136
01/01/2015 to 12/31/2015	15.337387	14.845337	8,521,779.2866
01/01/2016 to 12/31/2016	14.845337	15.806947	7,598,153.7707
01/01/2017 to 12/31/2017	15.806947	18.546910	6,580,122.1484
01/01/2018 to 12/31/2018	18.546910	16.778775	5,915,747.4873
01/01/2019 to 12/31/2019	16.778775	20.440759	5,200,738.4810
01/01/2020 to 12/31/2020	20.440759	23.465405	4,607,916.9205
Brighthouse/Artisan Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.669557	14.333336	234,294.1868
01/01/2012 to 12/31/2012	14.333336	15.746118	196,773.5114
01/01/2013 to 12/31/2013	15.746118	21.164392	184,312.5602
01/01/2014 to 12/31/2014	21.164392	21.187694	151,309.0082
01/01/2015 to 12/31/2015	21.187694	18.845513	135,193.3847
01/01/2016 to 12/31/2016	18.845513	22.758926	122,700.7838
01/01/2017 to 12/31/2017	22.758926	25.219918	105,549.1091
01/01/2018 to 12/31/2018	25.219918	21.498260	93,751.9097
01/01/2019 to 12/31/2019	21.498260	26.129078	85,433.6883
01/01/2020 to 12/31/2020	26.129078	27.264703	78,472.5963
Brighthouse/Dimensional International Small Company Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.187816	14.173361	5,191.3554
01/01/2012 to 12/31/2012	14.173361	16.452693	5,247.6354
01/01/2013 to 12/31/2013	16.452693	20.671154	8,103.1670
01/01/2014 to 12/31/2014	20.671154	18.990638	6,421.8870
01/01/2015 to 12/31/2015	18.990638	19.774671	6,500.9857
01/01/2016 to 12/31/2016	19.774671	20.604970	9,604.4152
01/01/2017 to 12/31/2017	20.604970	26.466362	6,915.4402
01/01/2018 to 12/31/2018	26.466362	20.698996	12,283.5003
01/01/2019 to 12/31/2019	20.698996	25.075253	10,578.8550
01/01/2020 to 12/31/2020	25.075253	26.858907	9,700.8431
Brighthouse/Wellington Core Equity Opportunities (Class B)
05/02/2016 to 12/31/2016	22.501097	22.879860	26,723.1681
01/01/2017 to 12/31/2017	22.879860	26.766501	33,446.5316
01/01/2018 to 12/31/2018	26.766501	26.259523	30,447.9329
01/01/2019 to 12/31/2019	26.259523	33.778963	38,706.4978
01/01/2020 to 12/31/2020	33.778963	36.907056	32,313.8880
Brighthouse/Wellington Core Equity Opportunities (Class B) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class B))
01/01/2011 to 12/31/2011	18.306978	17.147741	35,679.2868
01/01/2012 to 12/31/2012	17.147741	18.634623	34,442.5326
01/01/2013 to 12/31/2013	18.634623	24.350383	36,693.2866
01/01/2014 to 12/31/2014	24.350383	26.596808	25,881.8827
01/01/2015 to 12/31/2015	26.596808	26.122100	23,287.7644
01/01/2016 to 04/29/2016	26.122100	26.272271	0.0000
52

CONDENSED FINANCIAL INFORMATION (continued)
1.55% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Wellington Core Equity Opportunities (Class E)
01/01/2011 to 12/31/2011	12.676051	11.959860	1,027,299.5651
01/01/2012 to 12/31/2012	11.959860	13.270583	935,096.9332
01/01/2013 to 12/31/2013	13.270583	17.447529	772,027.7312
01/01/2014 to 12/31/2014	17.447529	18.973811	645,530.0514
01/01/2015 to 12/31/2015	18.973811	19.105426	559,895.7047
01/01/2016 to 12/31/2016	19.105426	20.157035	504,086.0079
01/01/2017 to 12/31/2017	20.157035	23.603074	436,906.2357
01/01/2018 to 12/31/2018	23.603074	23.180125	371,351.4535
01/01/2019 to 12/31/2019	23.180125	29.846783	315,897.0948
01/01/2020 to 12/31/2020	29.846783	32.642584	285,245.5095
Frontier Mid Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	14.819915	17.648988	63,399.9737
01/01/2014 to 12/31/2014	17.648988	19.267510	45,332.7249
01/01/2015 to 12/31/2015	19.267510	19.465214	43,015.5202
01/01/2016 to 12/31/2016	19.465214	20.154346	41,501.3431
01/01/2017 to 12/31/2017	20.154346	24.793722	33,903.6783
01/01/2018 to 12/31/2018	24.793722	22.969768	28,574.4521
01/01/2019 to 12/31/2019	22.969768	30.043425	26,025.3941
01/01/2020 to 12/31/2020	30.043425	38.864021	22,763.6754
Frontier Mid Cap Growth Sub-Account (Class B) (formerly Turner Mid Cap Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	14.354847	13.079300	95,516.9448
01/01/2012 to 12/31/2012	13.079300	13.652250	81,391.2387
01/01/2013 to 04/26/2013	13.652250	14.724380	0.0000
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.155181	11.995148	324,999.5625
01/01/2012 to 12/31/2012	11.995148	13.646987	544,829.0387
01/01/2013 to 12/31/2013	13.646987	18.372896	462,359.5514
01/01/2014 to 12/31/2014	18.372896	19.672009	405,129.0160
01/01/2015 to 12/31/2015	19.672009	21.410904	349,058.0769
01/01/2016 to 12/31/2016	21.410904	21.054233	307,976.1702
01/01/2017 to 12/31/2017	21.054233	28.399643	254,753.3264
01/01/2018 to 12/31/2018	28.399643	27.992247	243,147.3140
01/01/2019 to 12/31/2019	27.992247	36.517974	222,723.4888
01/01/2020 to 12/31/2020	36.517974	56.225480	180,032.9003
Jennison Growth Sub-Account (Class B) (formerly Jennison Large Cap Equity Sub-Account (Class B) and before that Rainier Large Cap Equity Sub-Account (Class B))
01/01/2011 to 12/31/2011	7.884813	7.465675	218,057.8904
01/01/2012 to 12/31/2012	7.465675	8.281762	145,710.4554
01/01/2013 to 04/26/2013	8.281762	8.895884	0.0000
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.286415	8.046579	434,488.9432
01/01/2012 to 04/27/2012	8.046579	9.047954	0.0000
53

CONDENSED FINANCIAL INFORMATION (continued)
1.55% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MetLife Aggregate Bond Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	15.266288	16.106936	12,950.0858
01/01/2012 to 12/31/2012	16.106936	16.426112	9,286.0906
01/01/2013 to 12/31/2013	16.426112	15.757749	36,995.0079
01/01/2014 to 12/31/2014	15.757749	16.362498	40,853.4368
01/01/2015 to 12/31/2015	16.362498	16.101757	39,077.4757
01/01/2016 to 12/31/2016	16.101757	16.184897	10,074.0474
01/01/2017 to 12/31/2017	16.184897	16.404789	7,563.9887
01/01/2018 to 12/31/2018	16.404789	16.071783	5,073.0736
01/01/2019 to 12/31/2019	16.071783	17.144829	3,491.4694
01/01/2020 to 12/31/2020	17.144829	18.043313	2,841.1023
MetLife Mid Cap Stock Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	16.882236	16.250831	6,628.1527
01/01/2012 to 12/31/2012	16.250831	18.762206	8,509.7577
01/01/2013 to 12/31/2013	18.762206	24.524407	8,608.0435
01/01/2014 to 12/31/2014	24.524407	26.371729	15,135.3832
01/01/2015 to 12/31/2015	26.371729	25.270873	11,757.7587
01/01/2016 to 12/31/2016	25.270873	29.879244	13,165.6258
01/01/2017 to 12/31/2017	29.879244	34.011526	12,324.0977
01/01/2018 to 12/31/2018	34.011526	29.612989	12,848.7915
01/01/2019 to 12/31/2019	29.612989	36.604254	11,743.6754
01/01/2020 to 12/31/2020	36.604254	40.749475	8,287.6475
MetLife MSCI EAFE® Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	12.408974	10.672477	1,743.8301
01/01/2012 to 12/31/2012	10.672477	12.392538	0.0000
01/01/2013 to 12/31/2013	12.392538	14.817713	0.0000
01/01/2014 to 12/31/2014	14.817713	13.666180	4,931.6370
01/01/2015 to 12/31/2015	13.666180	13.279593	5,692.6090
01/01/2016 to 12/31/2016	13.279593	13.202006	5,518.6401
01/01/2017 to 12/31/2017	13.202006	16.190161	4,169.8870
01/01/2018 to 12/31/2018	16.190161	13.688520	4,181.3217
01/01/2019 to 12/31/2019	13.688520	16.386200	3,848.5209
01/01/2020 to 12/31/2020	16.386200	17.346282	4,894.7657
MetLife Russell 2000® Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	17.252923	16.252871	1,396.6129
01/01/2012 to 12/31/2012	16.252871	18.553158	458.4027
01/01/2013 to 12/31/2013	18.553158	25.231826	5,375.8055
01/01/2014 to 12/31/2014	25.231826	26.018865	7,576.8983
01/01/2015 to 12/31/2015	26.018865	24.456492	16,079.5753
01/01/2016 to 12/31/2016	24.456492	29.119298	14,442.7159
01/01/2017 to 12/31/2017	29.119298	32.772535	19,426.3391
01/01/2018 to 12/31/2018	32.772535	28.649896	18,385.4648
01/01/2019 to 12/31/2019	28.649896	35.318696	11,356.5076
01/01/2020 to 12/31/2020	35.318696	41.471128	4,576.4392
MetLife Stock Index Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.779268	11.790488	177,264.0412
01/01/2012 to 12/31/2012	11.790488	13.401926	146,636.0088
01/01/2013 to 12/31/2013	13.401926	17.382241	96,688.3209
01/01/2014 to 12/31/2014	17.382241	19.360613	110,598.1876
01/01/2015 to 12/31/2015	19.360613	19.240792	117,904.1059
01/01/2016 to 12/31/2016	19.240792	21.105509	135,333.5059
01/01/2017 to 12/31/2017	21.105509	25.199240	116,135.9234
01/01/2018 to 12/31/2018	25.199240	23.615685	104,592.6238
01/01/2019 to 12/31/2019	23.615685	30.420517	86,545.9469
01/01/2020 to 12/31/2020	30.420517	35.297641	73,854.9431
54

CONDENSED FINANCIAL INFORMATION (continued)
1.55% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MFS ® Value Sub-Account (Class B)
04/29/2013 to 12/31/2013	18.482830	21.574246	97,607.7969
01/01/2014 to 12/31/2014	21.574246	23.486045	91,526.4498
01/01/2015 to 12/31/2015	23.486045	23.040527	79,534.8769
01/01/2016 to 12/31/2016	23.040527	25.883901	118,408.1360
01/01/2017 to 12/31/2017	25.883901	29.968084	103,876.3246
01/01/2018 to 12/31/2018	29.968084	26.482898	90,662.7328
01/01/2019 to 12/31/2019	26.482898	33.858029	76,746.3758
01/01/2020 to 12/31/2020	33.858029	34.554999	67,044.3191
MFS ® Value Sub-Account (Class B) (formerly Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.862691	8.678933	201,264.2905
01/01/2012 to 12/31/2012	8.678933	9.733885	173,253.4134
01/01/2013 to 04/26/2013	9.733885	10.657517	0.0000
Neuberger Berman Genesis Sub-Account (Class B)
04/29/2013 to 12/31/2013	19.689669	24.563132	61,532.2303
01/01/2014 to 12/31/2014	24.563132	24.112658	55,751.6903
01/01/2015 to 12/31/2015	24.112658	23.832007	42,427.8436
01/01/2016 to 12/31/2016	23.832007	27.781792	32,872.7784
01/01/2017 to 12/31/2017	27.781792	31.592581	29,964.3658
01/01/2018 to 12/31/2018	31.592581	28.931129	23,931.7502
01/01/2019 to 12/31/2019	28.931129	36.862947	25,667.0172
01/01/2020 to 12/31/2020	36.862947	45.280922	24,534.2671
Neuberger Berman Genesis Sub-Account (Class B) (formerly MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	15.374940	14.340195	101,338.5884
01/01/2012 to 12/31/2012	14.340195	14.864760	84,563.8075
01/01/2013 to 04/26/2013	14.864760	16.109809	0.0000
T. Rowe Price Large Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	17.050592	21.507664	251,683.9892
01/01/2014 to 12/31/2014	21.507664	23.045926	246,563.2527
01/01/2015 to 12/31/2015	23.045926	25.076944	196,554.6495
01/01/2016 to 12/31/2016	25.076944	25.069466	204,086.7472
01/01/2017 to 12/31/2017	25.069466	32.948697	168,420.5147
01/01/2018 to 12/31/2018	32.948697	32.064718	165,108.9409
01/01/2019 to 12/31/2019	32.064718	41.229324	156,314.9328
01/01/2020 to 12/31/2020	41.229324	55.467921	131,055.2433
T. Rowe Price Large Cap Growth Sub-Account (Class B) (formerly RCM Technology Sub-Account (Class B))
01/01/2011 to 12/31/2011	6.820134	6.050937	354,105.7174
01/01/2012 to 12/31/2012	6.050937	6.679328	280,696.4979
01/01/2013 to 04/26/2013	6.679328	6.981386	0.0000
VanEck Global Natural Resources Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.752786	15.385924	7,572.2550
01/01/2012 to 12/31/2012	15.385924	15.538597	7,769.1703
01/01/2013 to 12/31/2013	15.538597	16.945060	15,135.0075
01/01/2014 to 12/31/2014	16.945060	13.543729	19,102.5613
01/01/2015 to 12/31/2015	13.543729	8.966866	22,620.1173
01/01/2016 to 12/31/2016	8.966866	12.690791	15,938.0666
01/01/2017 to 12/31/2017	12.690791	12.403550	17,378.9585
01/01/2018 to 12/31/2018	12.403550	8.688229	17,638.1914
01/01/2019 to 12/31/2019	8.688229	9.611099	16,484.4852
01/01/2020 to 12/31/2020	9.611099	11.466972	15,387.2692
55

CONDENSED FINANCIAL INFORMATION (continued)
1.55% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
05/02/2016 to 12/31/2016	29.039245	30.090112	206,291.0521
01/01/2017 to 12/31/2017	30.090112	31.978866	182,847.5949
01/01/2018 to 12/31/2018	31.978866	30.217360	161,361.5785
01/01/2019 to 12/31/2019	30.217360	33.987699	151,664.4072
01/01/2020 to 12/31/2020	33.987699	35.676568	141,325.5586
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (formerly Met Investors Series Trust - Lord Abbett Bond Debenture Sub-Account (Class B))
01/01/2011 to 12/31/2011	23.100413	23.760160	363,408.0986
01/01/2012 to 12/31/2012	23.760160	26.421594	324,381.2024
01/01/2013 to 12/31/2013	26.421594	28.090996	292,012.0085
01/01/2014 to 12/31/2014	28.090996	28.994604	251,190.3341
01/01/2015 to 12/31/2015	28.994604	27.927877	223,421.9125
01/01/2016 to 04/29/2016	27.927877	28.762516	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
05/02/2016 to 12/31/2016	29.632173	30.731389	25,571.7670
01/01/2017 to 12/31/2017	30.731389	32.676377	25,369.2036
01/01/2018 to 12/31/2018	32.676377	30.911338	23,373.9114
01/01/2019 to 12/31/2019	30.911338	34.787436	14,737.4131
01/01/2020 to 12/31/2020	34.787436	36.570907	16,715.6104
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class E))
01/01/2011 to 12/31/2011	24.376105	24.831966	16,152.9711
01/01/2012 to 12/31/2012	24.831966	27.248639	26,183.7495
01/01/2013 to 12/31/2013	27.248639	27.208078	34,966.6484
01/01/2014 to 12/31/2014	27.208078	27.979779	51,296.6141
01/01/2015 to 12/31/2015	27.979779	27.147941	36,587.9580
01/01/2016 to 04/29/2016	27.147941	27.807423	0.0000
Western Asset Management U.S. Government Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.960653	17.579867	17,883.7229
01/01/2012 to 12/31/2012	17.579867	17.835571	14,057.1652
01/01/2013 to 12/31/2013	17.835571	17.402272	11,054.6297
01/01/2014 to 12/31/2014	17.402272	17.571568	8,437.0857
01/01/2015 to 12/31/2015	17.571568	17.354429	7,964.1831
01/01/2016 to 12/31/2016	17.354429	17.262024	8,606.0275
01/01/2017 to 12/31/2017	17.262024	17.282114	8,606.5696
01/01/2018 to 12/31/2018	17.282114	17.133556	6,522.2497
01/01/2019 to 12/31/2019	17.133556	17.845133	4,832.7435
01/01/2020 to 12/31/2020	17.845133	18.432941	8,432.1461
56

CONDENSED FINANCIAL INFORMATION (continued)
CLASS VA
1.65% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Sub-Account (Class III)
04/30/2018 to 12/31/2018	21.969915	20.258643	0.0000
01/01/2019 to 12/31/2019	20.258643	23.465283	0.0000
01/01/2020 to 12/31/2020	23.465283	27.859963	0.0000
Brighthouse Funds Trust I
AB Global Dynamic Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.193556	10.523925	23,150.1404
01/01/2013 to 12/31/2013	10.523925	11.505530	36,296.3676
01/01/2014 to 12/31/2014	11.505530	12.148862	38,075.9934
01/01/2015 to 12/31/2015	12.148862	12.019266	29,361.1518
01/01/2016 to 12/31/2016	12.019266	12.247718	16,662.3762
01/01/2017 to 12/31/2017	12.247718	13.688555	15,409.8922
01/01/2018 to 12/31/2018	13.688555	12.524929	15,726.1556
01/01/2019 to 12/31/2019	12.524929	14.546761	15,057.9836
01/01/2020 to 12/31/2020	14.546761	15.178890	15,246.4960
AB International Bond Sub-Account (Class B)
04/29/2019 to 12/31/2019	9.994577	10.368375	0.0000
01/01/2020 to 12/31/2020	10.368375	10.645582	0.0000
American Funds® Balanced Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.823637	9.457635	619,858.7223
01/01/2012 to 12/31/2012	9.457635	10.560561	527,047.5359
01/01/2013 to 12/31/2013	10.560561	12.312852	466,188.9874
01/01/2014 to 12/31/2014	12.312852	12.843992	437,931.4081
01/01/2015 to 12/31/2015	12.843992	12.544662	284,954.3788
01/01/2016 to 12/31/2016	12.544662	13.303065	273,602.2685
01/01/2017 to 12/31/2017	13.303065	15.291847	258,096.0554
01/01/2018 to 12/31/2018	15.291847	14.391735	228,146.1054
01/01/2019 to 12/31/2019	14.391735	16.920435	198,864.8017
01/01/2020 to 12/31/2020	16.920435	19.234087	188,270.4607
American Funds® Growth Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.343994	8.756372	392,835.4769
01/01/2012 to 12/31/2012	8.756372	10.003997	364,710.5667
01/01/2013 to 12/31/2013	10.003997	12.311051	282,300.6189
01/01/2014 to 12/31/2014	12.311051	12.883114	326,789.5242
01/01/2015 to 12/31/2015	12.883114	12.576505	281,746.2743
01/01/2016 to 12/31/2016	12.576505	13.478957	281,824.6894
01/01/2017 to 12/31/2017	13.478957	16.089308	271,525.8417
01/01/2018 to 12/31/2018	16.089308	14.911595	209,840.3623
01/01/2019 to 12/31/2019	14.911595	18.134456	182,401.1960
01/01/2020 to 12/31/2020	18.134456	20.855963	175,261.4569
American Funds® Growth Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.142614	8.579473	90,193.6176
01/01/2012 to 12/31/2012	8.579473	9.907680	98,695.1822
01/01/2013 to 12/31/2013	9.907680	12.648353	96,409.1616
01/01/2014 to 12/31/2014	12.648353	13.459522	97,023.6090
01/01/2015 to 12/31/2015	13.459522	14.098675	96,669.2036
01/01/2016 to 12/31/2016	14.098675	15.129855	91,521.5387
01/01/2017 to 12/31/2017	15.129855	19.035566	84,097.8843
01/01/2018 to 12/31/2018	19.035566	18.628893	74,708.5238
01/01/2019 to 12/31/2019	18.628893	23.883189	74,698.2687
01/01/2020 to 12/31/2020	23.883189	35.621153	72,669.5656
57

CONDENSED FINANCIAL INFORMATION (continued)
1.65% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds® Moderate Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	10.067374	9.921913	303,799.5328
01/01/2012 to 12/31/2012	9.921913	10.816479	310,701.3148
01/01/2013 to 12/31/2013	10.816479	12.078006	130,408.4905
01/01/2014 to 12/31/2014	12.078006	12.604410	120,193.7737
01/01/2015 to 12/31/2015	12.604410	12.308127	100,673.4690
01/01/2016 to 12/31/2016	12.308127	12.955773	99,361.9973
01/01/2017 to 12/31/2017	12.955773	14.396619	103,335.5522
01/01/2018 to 12/31/2018	14.396619	13.676160	132,955.1141
01/01/2019 to 12/31/2019	13.676160	15.625807	127,626.8971
01/01/2020 to 12/31/2020	15.625807	17.366104	139,856.6709
AQR Global Risk Balanced Sub-Account (Class B)
04/30/2012 to 12/31/2012	11.124600	11.511758	50,000.7473
01/01/2013 to 12/31/2013	11.511758	10.939356	48,950.7582
01/01/2014 to 12/31/2014	10.939356	11.190495	39,458.9681
01/01/2015 to 12/31/2015	11.190495	9.953575	30,963.8497
01/01/2016 to 12/31/2016	9.953575	10.668050	29,444.4631
01/01/2017 to 12/31/2017	10.668050	11.522604	34,378.6260
01/01/2018 to 12/31/2018	11.522604	10.613508	37,413.0795
01/01/2019 to 12/31/2019	10.613508	12.519189	35,129.2923
01/01/2020 to 12/31/2020	12.519189	12.686201	33,106.0907
BlackRock Global Tactical Strategies Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.949122	10.254082	40,627.4999
01/01/2013 to 12/31/2013	10.254082	11.126036	98,345.1228
01/01/2014 to 12/31/2014	11.126036	11.591394	97,126.7225
01/01/2015 to 12/31/2015	11.591394	11.389303	87,315.7295
01/01/2016 to 12/31/2016	11.389303	11.699377	83,224.0683
01/01/2017 to 12/31/2017	11.699377	13.040034	72,986.9899
01/01/2018 to 12/31/2018	13.040034	11.904063	65,403.0312
01/01/2019 to 12/31/2019	11.904063	14.124373	52,432.0405
01/01/2020 to 12/31/2020	14.124373	14.491497	48,945.6667
BlackRock High Yield Sub-Account (Class B)
01/01/2011 to 12/31/2011	20.033380	20.168240	30,105.1747
01/01/2012 to 12/31/2012	20.168240	23.118155	34,319.3431
01/01/2013 to 12/31/2013	23.118155	24.862243	45,700.9973
01/01/2014 to 12/31/2014	24.862243	25.261255	44,085.8275
01/01/2015 to 12/31/2015	25.261255	23.842215	43,191.3720
01/01/2016 to 12/31/2016	23.842215	26.730246	40,508.2596
01/01/2017 to 12/31/2017	26.730246	28.334305	42,676.5208
01/01/2018 to 12/31/2018	28.334305	27.067324	40,856.8289
01/01/2019 to 12/31/2019	27.067324	30.578944	39,665.9774
01/01/2020 to 12/31/2020	30.578944	32.334919	34,447.6753
Brighthouse Asset Allocation 100 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.426466	10.590647	1,475,021.8225
01/01/2012 to 12/31/2012	10.590647	12.160401	1,278,085.9257
01/01/2013 to 12/31/2013	12.160401	15.490933	1,155,739.8757
01/01/2014 to 12/31/2014	15.490933	16.012798	1,011,415.4208
01/01/2015 to 12/31/2015	16.012798	15.434431	908,458.2839
01/01/2016 to 12/31/2016	15.434431	16.544930	867,799.5647
01/01/2017 to 12/31/2017	16.544930	20.007527	795,664.1929
01/01/2018 to 12/31/2018	20.007527	17.697615	701,627.6423
01/01/2019 to 12/31/2019	17.697615	22.192017	521,631.3413
01/01/2020 to 12/31/2020	22.192017	25.956158	462,419.9392
58

CONDENSED FINANCIAL INFORMATION (continued)
1.65% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Balanced Plus Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.976006	10.421339	59,460.1030
01/01/2013 to 12/31/2013	10.421339	11.723002	112,796.5477
01/01/2014 to 12/31/2014	11.723002	12.643725	123,840.1809
01/01/2015 to 12/31/2015	12.643725	11.928444	194,041.3172
01/01/2016 to 12/31/2016	11.928444	12.714734	163,790.0448
01/01/2017 to 12/31/2017	12.714734	14.800162	154,189.5833
01/01/2018 to 12/31/2018	14.800162	13.484905	137,662.0786
01/01/2019 to 12/31/2019	13.484905	16.390046	131,432.7884
01/01/2020 to 12/31/2020	16.390046	18.139734	118,769.4759
Brighthouse Small Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.368472	15.549747	357,783.6433
01/01/2012 to 12/31/2012	15.549747	18.044960	288,839.3804
01/01/2013 to 12/31/2013	18.044960	23.509085	255,435.4932
01/01/2014 to 12/31/2014	23.509085	23.521029	222,151.9762
01/01/2015 to 12/31/2015	23.521029	21.884772	203,065.6229
01/01/2016 to 12/31/2016	21.884772	28.254984	186,380.5809
01/01/2017 to 12/31/2017	28.254984	31.045569	160,012.1975
01/01/2018 to 12/31/2018	31.045569	25.883060	147,442.2859
01/01/2019 to 12/31/2019	25.883060	32.785942	130,847.1406
01/01/2020 to 12/31/2020	32.785942	32.063352	132,422.4532
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.427597	9.938069	323,403.4527
01/01/2012 to 12/31/2012	9.938069	11.621652	288,183.6798
01/01/2013 to 12/31/2013	11.621652	10.862041	274,993.3699
01/01/2014 to 12/31/2014	10.862041	9.987536	275,583.2739
01/01/2015 to 12/31/2015	9.987536	8.467047	266,437.2249
01/01/2016 to 12/31/2016	8.467047	9.286443	242,083.8969
01/01/2017 to 12/31/2017	9.286443	11.722673	259,703.5764
01/01/2018 to 12/31/2018	11.722673	9.894641	250,763.4154
01/01/2019 to 12/31/2019	9.894641	11.752206	224,604.7639
01/01/2020 to 12/31/2020	11.752206	14.714966	213,613.6796
Brighthouse/Eaton Vance Floating Rate Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.205438	10.240357	13,455.9965
01/01/2012 to 12/31/2012	10.240357	10.810264	14,160.0906
01/01/2013 to 12/31/2013	10.810264	11.041274	27,394.7725
01/01/2014 to 12/31/2014	11.041274	10.940529	26,315.6341
01/01/2015 to 12/31/2015	10.940529	10.671627	24,091.6866
01/01/2016 to 12/31/2016	10.671627	11.469943	27,990.4681
01/01/2017 to 12/31/2017	11.469943	11.697654	26,573.6684
01/01/2018 to 12/31/2018	11.697654	11.540911	16,620.0551
01/01/2019 to 12/31/2019	11.540911	12.149870	15,740.0411
01/01/2020 to 12/31/2020	12.149870	12.196946	16,212.9744
Brighthouse/Franklin Low Duration Total Return Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.987741	9.750493	100,515.5377
01/01/2012 to 12/31/2012	9.750493	10.011875	99,181.1616
01/01/2013 to 12/31/2013	10.011875	9.962344	129,648.9158
01/01/2014 to 12/31/2014	9.962344	9.902968	132,106.8158
01/01/2015 to 12/31/2015	9.902968	9.680273	191,841.6085
01/01/2016 to 12/31/2016	9.680273	9.820221	161,330.0475
01/01/2017 to 12/31/2017	9.820221	9.788588	149,893.0892
01/01/2018 to 12/31/2018	9.788588	9.669559	131,410.7084
01/01/2019 to 12/31/2019	9.669559	9.952263	117,956.6732
01/01/2020 to 12/31/2020	9.952263	9.996813	114,942.2047
59

CONDENSED FINANCIAL INFORMATION (continued)
1.65% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Templeton International Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.150119	11.912168	0.0000
01/01/2012 to 12/31/2012	11.912168	13.390224	0.0000
01/01/2013 to 12/31/2013	13.390224	13.307738	0.0000
01/01/2014 to 12/31/2014	13.307738	13.239254	0.0000
01/01/2015 to 12/31/2015	13.239254	12.480860	0.0000
01/01/2016 to 12/31/2016	12.480860	12.383990	0.0000
01/01/2017 to 12/31/2017	12.383990	12.198918	0.0000
01/01/2018 to 12/31/2018	12.198918	12.118583	0.0000
01/01/2019 to 12/31/2019	12.118583	12.059450	0.0000
01/01/2020 to 12/31/2020	12.059450	11.160883	1,257.6597
Clarion Global Real Estate Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.025858	13.026028	215,937.4181
01/01/2012 to 12/31/2012	13.026028	16.141583	204,531.3882
01/01/2013 to 12/31/2013	16.141583	16.440377	185,105.4259
01/01/2014 to 12/31/2014	16.440377	18.316874	172,852.7576
01/01/2015 to 12/31/2015	18.316874	17.764593	156,830.1865
01/01/2016 to 12/31/2016	17.764593	17.626625	143,654.5400
01/01/2017 to 12/31/2017	17.626625	19.202089	137,708.4546
01/01/2018 to 12/31/2018	19.202089	17.253233	130,014.3775
01/01/2019 to 12/31/2019	17.253233	21.181473	111,599.7025
01/01/2020 to 12/31/2020	21.181473	19.788581	115,107.2771
Harris Oakmark International Sub-Account (Class B)
01/01/2011 to 12/31/2011	19.495409	16.443106	324,112.2935
01/01/2012 to 12/31/2012	16.443106	20.903672	283,076.1862
01/01/2013 to 12/31/2013	20.903672	26.830898	254,564.4469
01/01/2014 to 12/31/2014	26.830898	24.863707	226,173.5527
01/01/2015 to 12/31/2015	24.863707	23.350843	208,484.5355
01/01/2016 to 12/31/2016	23.350843	24.847030	197,736.8572
01/01/2017 to 12/31/2017	24.847030	31.878771	177,820.0604
01/01/2018 to 12/31/2018	31.878771	23.837586	170,190.7112
01/01/2019 to 12/31/2019	23.837586	29.196548	154,937.9558
01/01/2020 to 12/31/2020	29.196548	30.187354	147,191.3210
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010672	1.046190	669,786.3310
01/01/2013 to 12/31/2013	1.046190	1.048221	504,790.7826
01/01/2014 to 12/31/2014	1.048221	1.088609	425,075.7141
01/01/2015 to 12/31/2015	1.088609	1.025766	332,709.3010
01/01/2016 to 12/31/2016	1.025766	1.127200	433,994.3783
01/01/2017 to 12/31/2017	1.127200	1.219689	466,716.1674
01/01/2018 to 12/31/2018	1.219689	1.122424	384,784.7934
01/01/2019 to 12/31/2019	1.122424	1.272755	336,240.3993
01/01/2020 to 12/31/2020	1.272755	1.378767	326,290.7301
Invesco Comstock Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.155246	9.843209	308,485.8477
01/01/2012 to 12/31/2012	9.843209	11.474433	247,968.6637
01/01/2013 to 12/31/2013	11.474433	15.281396	261,124.0450
01/01/2014 to 12/31/2014	15.281396	16.431078	233,052.5696
01/01/2015 to 12/31/2015	16.431078	15.197128	211,879.3213
01/01/2016 to 12/31/2016	15.197128	17.534217	195,248.3299
01/01/2017 to 12/31/2017	17.534217	20.356309	174,399.9487
01/01/2018 to 12/31/2018	20.356309	17.587704	148,085.3095
01/01/2019 to 12/31/2019	17.587704	21.617208	134,894.1987
01/01/2020 to 12/31/2020	21.617208	21.154887	134,175.6070
60

CONDENSED FINANCIAL INFORMATION (continued)
1.65% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Invesco Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.540993	15.121905	381,242.4072
01/01/2012 to 12/31/2012	15.121905	17.584715	319,962.5374
01/01/2013 to 12/31/2013	17.584715	24.246340	283,830.4420
01/01/2014 to 12/31/2014	24.246340	25.736259	263,370.8828
01/01/2015 to 12/31/2015	25.736259	24.882250	235,110.7350
01/01/2016 to 12/31/2016	24.882250	27.273716	221,698.5390
01/01/2017 to 12/31/2017	27.273716	33.624971	186,196.1795
01/01/2018 to 12/31/2018	33.624971	30.079356	158,525.7005
01/01/2019 to 12/31/2019	30.079356	36.809071	149,427.0032
01/01/2020 to 12/31/2020	36.809071	56.757115	123,847.2252
JPMorgan Core Bond Sub-Account (Class B)
04/29/2013 to 12/31/2013	11.093127	10.534498	21,127.3761
01/01/2014 to 12/31/2014	10.534498	10.889748	21,064.9923
01/01/2015 to 12/31/2015	10.889748	10.763273	21,001.3593
01/01/2016 to 12/31/2016	10.763273	10.823223	23,116.9263
01/01/2017 to 12/31/2017	10.823223	10.999159	31,491.8917
01/01/2018 to 12/31/2018	10.999159	10.820515	31,030.2074
01/01/2019 to 12/31/2019	10.820515	11.517775	28,371.8538
01/01/2020 to 12/31/2020	11.517775	12.222918	22,027.4747
JPMorgan Core Bond Sub-Account (Class B) (formerly JPMorgan Core Bond Sub-Account (Class C) and before that American Funds® Bond Sub-Account (Class C))
01/01/2011 to 12/31/2011	10.286561	10.704420	41,767.8518
01/01/2012 to 12/31/2012	10.704420	11.045917	43,928.8479
01/01/2013 to 04/26/2013	11.045917	11.017198	0.0000
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012726	1.048233	253,930.9724
01/01/2013 to 12/31/2013	1.048233	1.144363	340,694.7303
01/01/2014 to 12/31/2014	1.144363	1.204158	373,318.1139
01/01/2015 to 12/31/2015	1.204158	1.195044	364,349.3775
01/01/2016 to 12/31/2016	1.195044	1.209612	270,311.4234
01/01/2017 to 12/31/2017	1.209612	1.388072	285,053.7322
01/01/2018 to 12/31/2018	1.388072	1.267101	280,198.0232
01/01/2019 to 12/31/2019	1.267101	1.457163	276,028.5045
01/01/2020 to 12/31/2020	1.457163	1.608488	276,456.5623
JPMorgan Global Active Allocation Sub-Account (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996816	1.038614	0.0000
01/01/2015 to 12/31/2015	1.038614	1.011568	0.0000
01/01/2016 to 12/31/2016	1.011568	1.014864	4,948.2984
01/01/2017 to 12/31/2017	1.014864	1.152921	5,065.5258
01/01/2018 to 04/30/2018	1.152921	1.123418	0.0000
Loomis Sayles Global Allocation Sub-Account (Class B) (formerly Loomis Sayles Global Markets Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.891564	12.492986	72,580.5568
01/01/2012 to 12/31/2012	12.492986	14.368003	44,582.6411
01/01/2013 to 12/31/2013	14.368003	16.553618	42,733.4063
01/01/2014 to 12/31/2014	16.553618	16.847273	42,020.4666
01/01/2015 to 12/31/2015	16.847273	16.775017	41,050.2815
01/01/2016 to 12/31/2016	16.775017	17.288762	43,746.3742
01/01/2017 to 12/31/2017	17.288762	20.912926	41,966.0618
01/01/2018 to 12/31/2018	20.912926	19.460575	38,921.4816
01/01/2019 to 12/31/2019	19.460575	24.411042	37,976.5186
01/01/2020 to 12/31/2020	24.411042	27.561293	36,794.7675
61

CONDENSED FINANCIAL INFORMATION (continued)
1.65% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Loomis Sayles Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	7.372926	7.488041	959,691.6583
01/01/2012 to 12/31/2012	7.488041	8.727953	829,658.2845
01/01/2013 to 12/31/2013	8.727953	12.500172	705,742.6383
01/01/2014 to 12/31/2014	12.500172	14.618625	624,157.2520
01/01/2015 to 12/31/2015	14.618625	13.798955	562,161.4499
01/01/2016 to 12/31/2016	13.798955	13.936968	522,921.7527
01/01/2017 to 12/31/2017	13.936968	16.233232	460,210.6239
01/01/2018 to 12/31/2018	16.233232	14.839159	409,448.2633
01/01/2019 to 12/31/2019	14.839159	18.036557	379,142.9532
01/01/2020 to 12/31/2020	18.036557	23.458442	315,516.4803
Loomis Sayles Growth Sub-Account (Class B) (formerly ClearBridge Aggressive Growth Sub-Account II (Class B))
01/01/2011 to 12/31/2011	144.689994	131.588146	985.7678
01/01/2012 to 12/31/2012	131.588146	158.564774	979.6271
01/01/2013 to 12/31/2013	158.564774	200.867763	747.7896
01/01/2014 to 04/25/2014	200.867763	209.000348	0.0000
Loomis Sayles Growth Sub-Account (Class B) (formerly Legg Mason Value Equity Sub-Account (Class B))
01/01/2011 to 04/29/2011	6.591246	7.002829	0.0000
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	1.078419	1.125733	129,725.2076
01/01/2014 to 12/31/2014	1.125733	1.209859	137,530.2281
01/01/2015 to 12/31/2015	1.209859	1.175638	480,043.6599
01/01/2016 to 12/31/2016	1.175638	1.206835	63,522.7118
01/01/2017 to 12/31/2017	1.206835	1.371663	15,853.6770
01/01/2018 to 12/31/2018	1.371663	1.252157	61,309.7319
01/01/2019 to 12/31/2019	1.252157	1.499074	50,252.8124
01/01/2020 to 12/31/2020	1.499074	1.571174	45,211.8067
MFS ® Research International Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.208054	12.484782	811,492.2697
01/01/2012 to 12/31/2012	12.484782	14.338294	687,157.9602
01/01/2013 to 12/31/2013	14.338294	16.822371	610,656.1413
01/01/2014 to 12/31/2014	16.822371	15.397104	578,378.3784
01/01/2015 to 12/31/2015	15.397104	14.876468	518,716.6335
01/01/2016 to 12/31/2016	14.876468	14.504927	482,548.3651
01/01/2017 to 12/31/2017	14.504927	18.285457	403,156.8109
01/01/2018 to 12/31/2018	18.285457	15.467376	374,336.4945
01/01/2019 to 12/31/2019	15.467376	19.522106	349,026.8005
01/01/2020 to 12/31/2020	19.522106	21.701255	323,542.7514
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999774	1.033802	0.0000
01/01/2015 to 12/31/2015	1.033802	0.961188	0.0000
01/01/2016 to 12/31/2016	0.961188	1.050626	51,980.2756
01/01/2017 to 12/31/2017	1.050626	1.163676	0.0000
01/01/2018 to 12/31/2018	1.163676	1.057636	0.0000
01/01/2019 to 12/31/2019	1.057636	1.269142	0.0000
01/01/2020 to 12/31/2020	1.269142	1.396221	0.0000
62

CONDENSED FINANCIAL INFORMATION (continued)
1.65% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO Inflation Protected Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.514326	14.774818	336,942.7620
01/01/2012 to 12/31/2012	14.774818	15.858800	293,165.4416
01/01/2013 to 12/31/2013	15.858800	14.152398	264,576.1643
01/01/2014 to 12/31/2014	14.152398	14.323547	247,595.1862
01/01/2015 to 12/31/2015	14.323547	13.650960	220,205.9480
01/01/2016 to 12/31/2016	13.650960	14.096791	205,754.8555
01/01/2017 to 12/31/2017	14.096791	14.347587	173,956.5926
01/01/2018 to 12/31/2018	14.347587	13.771552	160,690.4891
01/01/2019 to 12/31/2019	13.771552	14.666525	129,767.2775
01/01/2020 to 12/31/2020	14.666525	16.090969	127,148.5799
PIMCO Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.984943	16.222440	1,653,302.6824
01/01/2012 to 12/31/2012	16.222440	17.434855	1,568,092.3363
01/01/2013 to 12/31/2013	17.434855	16.821055	1,338,467.6090
01/01/2014 to 12/31/2014	16.821055	17.239364	1,249,745.7591
01/01/2015 to 12/31/2015	17.239364	16.958101	1,139,096.3594
01/01/2016 to 12/31/2016	16.958101	17.115911	1,047,793.8203
01/01/2017 to 12/31/2017	17.115911	17.594330	988,365.5054
01/01/2018 to 12/31/2018	17.594330	17.265067	928,039.9091
01/01/2019 to 12/31/2019	17.265067	18.419568	873,104.2914
01/01/2020 to 12/31/2020	18.419568	19.659767	792,899.6526
Schroders Global Multi-Asset Sub-Account (Class B) (formerly Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.215398	10.734370	21,814.0123
01/01/2014 to 12/31/2014	10.734370	11.471089	32,324.1856
01/01/2015 to 12/31/2015	11.471089	11.142169	47,549.7013
01/01/2016 to 12/31/2016	11.142169	11.460248	26,146.1179
01/01/2017 to 12/31/2017	11.460248	13.130110	8,138.4692
01/01/2018 to 04/30/2018	13.130110	12.547627	0.0000
Schroders Global Multi-Asset Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010704	1.066315	298,319.2848
01/01/2013 to 12/31/2013	1.066315	1.154916	156,767.4677
01/01/2014 to 12/31/2014	1.154916	1.223934	150,451.6988
01/01/2015 to 12/31/2015	1.223934	1.193322	136,253.4070
01/01/2016 to 12/31/2016	1.193322	1.240150	118,794.2418
01/01/2017 to 12/31/2017	1.240150	1.394309	82,628.1236
01/01/2018 to 12/31/2018	1.394309	1.242129	92,596.6300
01/01/2019 to 12/31/2019	1.242129	1.484398	75,708.8009
01/01/2020 to 12/31/2020	1.484398	1.490813	53,123.4526
SSGA Emerging Markets Enhanced Index Sub-Account (Class B)
04/29/2019 to 12/31/2019	9.994577	10.368375	0.0000
01/01/2020 to 12/31/2020	10.368375	10.645582	0.0000
SSGA Growth and Income ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.530272	11.462321	522,587.2322
01/01/2012 to 12/31/2012	11.462321	12.721967	482,602.3095
01/01/2013 to 12/31/2013	12.721967	14.132010	467,216.0600
01/01/2014 to 12/31/2014	14.132010	14.708639	406,843.8429
01/01/2015 to 12/31/2015	14.708639	14.183895	353,688.4821
01/01/2016 to 12/31/2016	14.183895	14.758774	321,305.6326
01/01/2017 to 12/31/2017	14.758774	16.820429	274,167.6764
01/01/2018 to 12/31/2018	16.820429	15.465036	250,423.6685
01/01/2019 to 12/31/2019	15.465036	18.194923	229,727.5670
01/01/2020 to 12/31/2020	18.194923	19.655144	218,534.6789
63

CONDENSED FINANCIAL INFORMATION (continued)
1.65% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
SSGA Growth ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.113919	10.699652	153,429.2823
01/01/2012 to 12/31/2012	10.699652	12.105646	145,000.0383
01/01/2013 to 12/31/2013	12.105646	14.059551	142,856.3683
01/01/2014 to 12/31/2014	14.059551	14.573355	138,199.5291
01/01/2015 to 12/31/2015	14.573355	14.003571	131,576.0840
01/01/2016 to 12/31/2016	14.003571	14.722029	118,592.7938
01/01/2017 to 12/31/2017	14.722029	17.325486	102,849.4164
01/01/2018 to 12/31/2018	17.325486	15.549850	75,163.3854
01/01/2019 to 12/31/2019	15.549850	18.728205	69,888.5662
01/01/2020 to 12/31/2020	18.728205	20.401002	67,701.5561
T. Rowe Price Large Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	47.839303	45.170832	618,072.9799
01/01/2012 to 12/31/2012	45.170832	52.415371	547,941.5018
01/01/2013 to 12/31/2013	52.415371	68.971868	468,775.4611
01/01/2014 to 12/31/2014	68.971868	76.853157	420,126.1036
01/01/2015 to 12/31/2015	76.853157	72.884627	373,849.2811
01/01/2016 to 12/31/2016	72.884627	83.122416	335,978.8179
01/01/2017 to 12/31/2017	83.122416	95.624063	293,871.1615
01/01/2018 to 12/31/2018	95.624063	85.436717	258,194.4916
01/01/2019 to 12/31/2019	85.436717	106.322828	232,031.4239
01/01/2020 to 12/31/2020	106.322828	107.579058	217,181.4480
T. Rowe Price Mid Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.227279	9.894490	733,821.4112
01/01/2012 to 12/31/2012	9.894490	11.063337	658,232.3926
01/01/2013 to 12/31/2013	11.063337	14.862995	606,844.5772
01/01/2014 to 12/31/2014	14.862995	16.487394	542,874.2550
01/01/2015 to 12/31/2015	16.487394	17.299874	505,163.8054
01/01/2016 to 12/31/2016	17.299874	18.074487	466,167.9028
01/01/2017 to 12/31/2017	18.074487	22.178832	428,093.4062
01/01/2018 to 12/31/2018	22.178832	21.335836	363,920.3686
01/01/2019 to 12/31/2019	21.335836	27.506880	314,178.2317
01/01/2020 to 12/31/2020	27.506880	33.526453	273,838.1569
Victory Sycamore Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	25.235389	23.905232	376,060.7178
01/01/2012 to 12/31/2012	23.905232	26.967694	331,954.8656
01/01/2013 to 12/31/2013	26.967694	34.565396	282,119.9241
01/01/2014 to 12/31/2014	34.565396	37.278435	247,815.7705
01/01/2015 to 12/31/2015	37.278435	33.375015	226,914.5606
01/01/2016 to 12/31/2016	33.375015	37.918704	212,644.4732
01/01/2017 to 12/31/2017	37.918704	40.834063	198,016.3419
01/01/2018 to 12/31/2018	40.834063	36.086785	179,774.6647
01/01/2019 to 12/31/2019	36.086785	45.784895	165,375.5318
01/01/2020 to 12/31/2020	45.784895	48.473831	158,257.7472
Wells Capital Management Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.266007	14.071615	110,467.2548
01/01/2012 to 12/31/2012	14.071615	16.347741	96,113.1603
01/01/2013 to 12/31/2013	16.347741	21.330590	79,129.1149
01/01/2014 to 12/31/2014	21.330590	23.757158	77,071.9942
01/01/2015 to 12/31/2015	23.757158	21.237440	76,232.0804
01/01/2016 to 12/31/2016	21.237440	23.643895	78,181.7749
01/01/2017 to 12/31/2017	23.643895	25.767596	75,567.0167
01/01/2018 to 12/31/2018	25.767596	21.975110	66,434.7952
01/01/2019 to 12/31/2019	21.975110	29.295969	58,414.2547
01/01/2020 to 12/31/2020	29.295969	29.597521	58,015.3961
64

CONDENSED FINANCIAL INFORMATION (continued)
1.65% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management Government Income Sub-Account (Class B) (formerly Fidelity Institutional Asset Management® Government Income Sub-Account (Class B))
04/30/2012 to 12/31/2012	10.745460	10.893314	4,955.6568
01/01/2013 to 12/31/2013	10.893314	10.230778	3,513.9544
01/01/2014 to 12/31/2014	10.230778	10.823809	3,495.1243
01/01/2015 to 12/31/2015	10.823809	10.692470	4,064.0709
01/01/2016 to 12/31/2016	10.692470	10.656040	3,732.9291
01/01/2017 to 12/31/2017	10.656040	10.754653	4,492.5539
01/01/2018 to 12/31/2018	10.754653	10.570832	4,442.3215
01/01/2019 to 12/31/2019	10.570832	11.177020	3,761.8091
01/01/2020 to 12/31/2020	11.177020	11.837618	3,929.8417
Brighthouse Funds Trust II
Baillie Gifford International Stock Sub-Account (Class B)
04/29/2013 to 12/31/2013	13.796888	15.115190	61,158.8364
01/01/2014 to 12/31/2014	15.115190	14.370740	56,692.1644
01/01/2015 to 12/31/2015	14.370740	13.828798	55,883.9822
01/01/2016 to 12/31/2016	13.828798	14.289529	46,355.1907
01/01/2017 to 12/31/2017	14.289529	18.960630	29,833.5030
01/01/2018 to 12/31/2018	18.960630	15.442563	22,823.7271
01/01/2019 to 12/31/2019	15.442563	20.112374	21,991.2674
01/01/2020 to 12/31/2020	20.112374	24.977317	18,178.7848
Baillie Gifford International Stock Sub-Account (Class B) (formerly American Funds® International Sub-Account (Class C))
01/01/2011 to 12/31/2011	8.911941	7.514062	53,624.4003
01/01/2012 to 12/31/2012	7.514062	8.679548	51,986.8353
01/01/2013 to 04/26/2013	8.679548	8.994758	0.0000
BlackRock Bond Income Portfolio
04/30/2018 to 12/31/2018	55.436723	55.579469	36,425.0982
01/01/2019 to 12/31/2019	55.579469	59.892676	36,916.3747
01/01/2020 to 12/31/2020	59.892676	63.820500	34,646.3966
BlackRock Capital Appreciation Portfolio
04/30/2018 to 12/31/2018	61.917128	58.069695	0.0000
01/01/2019 to 12/31/2019	58.069695	75.692248	0.0000
01/01/2020 to 12/31/2020	75.692248	104.463245	485.2519
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.323729	10.155238	1,214,459.0350
01/01/2012 to 12/31/2012	10.155238	9.988143	892,305.6608
01/01/2013 to 12/31/2013	9.988143	9.824685	577,217.0945
01/01/2014 to 12/31/2014	9.824685	9.663903	522,085.6698
01/01/2015 to 12/31/2015	9.663903	9.505751	508,022.1074
01/01/2016 to 12/31/2016	9.505751	9.360674	373,780.6395
01/01/2017 to 12/31/2017	9.360674	9.266338	300,102.0871
01/01/2018 to 12/31/2018	9.266338	9.255039	267,669.4661
01/01/2019 to 12/31/2019	9.255039	9.274559	207,926.4089
01/01/2020 to 12/31/2020	9.274559	9.139898	225,027.2112
Brighthouse Asset Allocation 20 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.636606	13.883247	14,939.6581
01/01/2015 to 12/31/2015	13.883247	13.576085	42,547.6687
01/01/2016 to 12/31/2016	13.576085	13.958866	39,243.4680
01/01/2017 to 12/31/2017	13.958866	14.682942	43,961.5865
01/01/2018 to 12/31/2018	14.682942	14.064273	43,182.5402
01/01/2019 to 12/31/2019	14.064273	15.457744	35,918.9367
01/01/2020 to 12/31/2020	15.457744	16.651090	35,542.4407
65

CONDENSED FINANCIAL INFORMATION (continued)
1.65% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Defensive Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.902368	11.915859	1,125,532.9140
01/01/2012 to 12/31/2012	11.915859	12.998689	1,102,021.9047
01/01/2013 to 12/31/2013	12.998689	13.946884	815,412.3193
01/01/2014 to 04/25/2014	13.946884	14.050555	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Moderate Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.966086	11.756922	2,225,206.7572
01/01/2012 to 12/31/2012	11.756922	12.996773	2,054,478.6658
01/01/2013 to 12/31/2013	12.996773	14.602732	1,995,052.8777
01/01/2014 to 04/25/2014	14.602732	14.655843	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.227798	14.601206	2,582,265.6023
01/01/2015 to 12/31/2015	14.601206	14.208099	2,223,065.3880
01/01/2016 to 12/31/2016	14.208099	14.826400	2,011,535.3775
01/01/2017 to 12/31/2017	14.826400	16.136560	1,756,120.1499
01/01/2018 to 12/31/2018	16.136560	15.172551	1,510,173.8363
01/01/2019 to 12/31/2019	15.172551	17.251849	1,437,185.0198
01/01/2020 to 12/31/2020	17.251849	18.841814	1,367,653.4910
Brighthouse Asset Allocation 60 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Balanced Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.747788	11.359161	5,911,435.3614
01/01/2012 to 12/31/2012	11.359161	12.728775	5,356,591.1512
01/01/2013 to 12/31/2013	12.728775	14.951838	4,685,909.5109
01/01/2014 to 04/25/2014	14.951838	14.961059	0.0000
Brighthouse Asset Allocation 60 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.631519	15.129302	4,250,427.4195
01/01/2015 to 12/31/2015	15.129302	14.693033	3,771,324.8753
01/01/2016 to 12/31/2016	14.693033	15.479490	3,390,776.3398
01/01/2017 to 12/31/2017	15.479490	17.470017	3,106,538.7294
01/01/2018 to 12/31/2018	17.470017	16.130165	2,733,374.1166
01/01/2019 to 12/31/2019	16.130165	18.947981	2,579,359.9335
01/01/2020 to 12/31/2020	18.947981	21.218402	2,282,506.3619
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Growth Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.634653	11.001334	4,778,559.5779
01/01/2012 to 12/31/2012	11.001334	12.521385	4,354,971.7371
01/01/2013 to 12/31/2013	12.521385	15.508286	3,988,892.2947
01/01/2014 to 04/25/2014	15.508286	15.433457	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly MetLife Growth Strategy Sub-Account (Class B) and before that Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.610672	9.287285	104,732.7225
01/01/2012 to 12/31/2012	9.287285	10.607388	95,756.4444
01/01/2013 to 04/26/2013	10.607388	11.410352	0.0000
66

CONDENSED FINANCIAL INFORMATION (continued)
1.65% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 80 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.605151	15.189172	3,750,437.9274
01/01/2015 to 12/31/2015	15.189172	14.687175	3,395,824.1340
01/01/2016 to 12/31/2016	14.687175	15.622911	3,125,736.8883
01/01/2017 to 12/31/2017	15.622911	18.312712	2,707,391.3641
01/01/2018 to 12/31/2018	18.312712	16.550241	2,460,263.8758
01/01/2019 to 12/31/2019	16.550241	20.142197	2,168,385.5435
01/01/2020 to 12/31/2020	20.142197	23.099494	1,976,770.0076
Brighthouse/Artisan Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.536401	14.179556	412,917.1867
01/01/2012 to 12/31/2012	14.179556	15.561525	354,196.6635
01/01/2013 to 12/31/2013	15.561525	20.895389	315,248.5277
01/01/2014 to 12/31/2014	20.895389	20.897477	288,216.0374
01/01/2015 to 12/31/2015	20.897477	18.568786	265,184.3619
01/01/2016 to 12/31/2016	18.568786	22.402325	242,540.0810
01/01/2017 to 12/31/2017	22.402325	24.800023	199,687.3939
01/01/2018 to 12/31/2018	24.800023	21.119063	177,605.9185
01/01/2019 to 12/31/2019	21.119063	25.642548	155,896.8178
01/01/2020 to 12/31/2020	25.642548	26.730203	144,735.0393
Brighthouse/Dimensional International Small Company Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.150588	14.128534	10,247.1880
01/01/2012 to 12/31/2012	14.128534	16.384184	7,465.5032
01/01/2013 to 12/31/2013	16.384184	20.564521	12,430.6973
01/01/2014 to 12/31/2014	20.564521	18.873780	11,528.2453
01/01/2015 to 12/31/2015	18.873780	19.633341	12,838.0159
01/01/2016 to 12/31/2016	19.633341	20.437259	28,436.0064
01/01/2017 to 12/31/2017	20.437259	26.224799	12,316.7988
01/01/2018 to 12/31/2018	26.224799	20.489430	12,626.3782
01/01/2019 to 12/31/2019	20.489430	24.796578	12,971.0111
01/01/2020 to 12/31/2020	24.796578	26.533788	12,368.1122
Brighthouse/Wellington Core Equity Opportunities (Class B)
05/02/2016 to 12/31/2016	22.197264	22.555955	149,925.2762
01/01/2017 to 12/31/2017	22.555955	26.361287	148,812.6553
01/01/2018 to 12/31/2018	26.361287	25.835978	135,608.0049
01/01/2019 to 12/31/2019	25.835978	33.200923	125,538.2152
01/01/2020 to 12/31/2020	33.200923	36.239117	108,987.5348
Brighthouse/Wellington Core Equity Opportunities (Class B) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class B))
01/01/2011 to 12/31/2011	17.999926	16.843308	179,021.9674
01/01/2012 to 12/31/2012	16.843308	18.285402	168,066.6978
01/01/2013 to 12/31/2013	18.285402	23.870178	154,882.1120
01/01/2014 to 12/31/2014	23.870178	26.046242	145,909.0723
01/01/2015 to 12/31/2015	26.046242	25.555785	136,590.1299
01/01/2016 to 04/29/2016	25.555785	25.694247	0.0000
67

CONDENSED FINANCIAL INFORMATION (continued)
1.65% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Wellington Core Equity Opportunities (Class E)
01/01/2011 to 12/31/2011	12.552562	11.831530	1,730,378.7213
01/01/2012 to 12/31/2012	11.831530	13.115000	1,475,057.6244
01/01/2013 to 12/31/2013	13.115000	17.225755	1,299,516.7289
01/01/2014 to 12/31/2014	17.225755	18.713913	1,119,764.9789
01/01/2015 to 12/31/2015	18.713913	18.824888	1,002,875.6599
01/01/2016 to 12/31/2016	18.824888	19.841206	896,014.0225
01/01/2017 to 12/31/2017	19.841206	23.210106	780,409.9720
01/01/2018 to 12/31/2018	23.210106	22.771279	690,290.2810
01/01/2019 to 12/31/2019	22.771279	29.291050	607,677.0287
01/01/2020 to 12/31/2020	29.291050	32.002677	563,293.7145
Frontier Mid Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	14.687034	17.478966	59,830.4083
01/01/2014 to 12/31/2014	17.478966	19.062820	56,133.4893
01/01/2015 to 12/31/2015	19.062820	19.239169	51,500.2621
01/01/2016 to 12/31/2016	19.239169	19.900387	48,495.7144
01/01/2017 to 12/31/2017	19.900387	24.456917	25,905.9102
01/01/2018 to 12/31/2018	24.456917	22.634946	22,423.0864
01/01/2019 to 12/31/2019	22.634946	29.575903	19,100.1507
01/01/2020 to 12/31/2020	29.575903	38.220899	16,813.8665
Frontier Mid Cap Growth Sub-Account (Class B) (formerly Turner Mid Cap Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	14.259327	12.979302	71,339.3562
01/01/2012 to 12/31/2012	12.979302	13.534252	65,044.2462
01/01/2013 to 04/26/2013	13.534252	14.592475	0.0000
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.050186	11.879673	423,084.2173
01/01/2012 to 12/31/2012	11.879673	13.502034	844,344.0528
01/01/2013 to 12/31/2013	13.502034	18.159587	715,700.7992
01/01/2014 to 12/31/2014	18.159587	19.424182	629,057.1084
01/01/2015 to 12/31/2015	19.424182	21.120038	531,096.6574
01/01/2016 to 12/31/2016	21.120038	20.747453	474,013.6143
01/01/2017 to 12/31/2017	20.747453	27.957969	398,139.9634
01/01/2018 to 12/31/2018	27.957969	27.529194	347,058.2873
01/01/2019 to 12/31/2019	27.529194	35.877994	314,215.5765
01/01/2020 to 12/31/2020	35.877994	55.184841	258,619.7834
Jennison Growth Sub-Account (Class B) (formerly Jennison Large Cap Equity Sub-Account (Class B) and before that Rainier Large Cap Equity Sub-Account (Class B))
01/01/2011 to 12/31/2011	7.859835	7.434600	17,173.6182
01/01/2012 to 12/31/2012	7.434600	8.239005	10,868.1339
01/01/2013 to 04/26/2013	8.239005	8.847142	0.0000
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.205676	7.960229	875,468.2427
01/01/2012 to 04/27/2012	7.960229	8.947945	0.0000
68

CONDENSED FINANCIAL INFORMATION (continued)
1.65% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MetLife Aggregate Bond Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	15.081921	15.896561	7,581.7872
01/01/2012 to 12/31/2012	15.896561	16.195277	10,220.8642
01/01/2013 to 12/31/2013	16.195277	15.520773	10,129.0344
01/01/2014 to 12/31/2014	15.520773	16.100319	5,985.1965
01/01/2015 to 12/31/2015	16.100319	15.827917	9,538.5261
01/01/2016 to 12/31/2016	15.827917	15.893742	11,928.6620
01/01/2017 to 12/31/2017	15.893742	16.093620	8,332.2467
01/01/2018 to 12/31/2018	16.093620	15.751083	8,076.4313
01/01/2019 to 12/31/2019	15.751083	16.785925	8,807.1807
01/01/2020 to 12/31/2020	16.785925	17.647898	7,658.4065
MetLife Mid Cap Stock Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	16.705911	16.065053	2,222.2364
01/01/2012 to 12/31/2012	16.065053	18.529086	2,301.6225
01/01/2013 to 12/31/2013	18.529086	24.195498	3,238.1755
01/01/2014 to 12/31/2014	24.195498	25.992035	6,213.9955
01/01/2015 to 12/31/2015	25.992035	24.882127	6,595.1025
01/01/2016 to 12/31/2016	24.882127	29.390215	6,726.5825
01/01/2017 to 12/31/2017	29.390215	33.421534	23,048.9594
01/01/2018 to 12/31/2018	33.421534	29.070022	24,563.6045
01/01/2019 to 12/31/2019	29.070022	35.897185	20,429.6465
01/01/2020 to 12/31/2020	35.897185	39.922282	18,568.0698
MetLife MSCI EAFE® Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	12.259062	10.533011	4,951.9829
01/01/2012 to 12/31/2012	10.533011	12.218310	3,294.9689
01/01/2013 to 12/31/2013	12.218310	14.594792	6,948.9767
01/01/2014 to 12/31/2014	14.594792	13.447120	3,947.3730
01/01/2015 to 12/31/2015	13.447120	13.053662	2,567.5597
01/01/2016 to 12/31/2016	13.053662	12.964422	3,553.5642
01/01/2017 to 12/31/2017	12.964422	15.882967	6,046.1874
01/01/2018 to 12/31/2018	15.882967	13.415281	5,907.0374
01/01/2019 to 12/31/2019	13.415281	16.043064	5,734.8631
01/01/2020 to 12/31/2020	16.043064	16.966018	5,575.5937
MetLife Russell 2000® Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	17.044476	16.040482	5,757.5793
01/01/2012 to 12/31/2012	16.040482	18.292316	4,949.2061
01/01/2013 to 12/31/2013	18.292316	24.852244	13,370.3666
01/01/2014 to 12/31/2014	24.852244	25.601821	9,481.0081
01/01/2015 to 12/31/2015	25.601821	24.040426	9,763.9039
01/01/2016 to 12/31/2016	24.040426	28.595307	7,055.4716
01/01/2017 to 12/31/2017	28.595307	32.150736	21,920.4027
01/01/2018 to 12/31/2018	32.150736	28.078037	21,586.4692
01/01/2019 to 12/31/2019	28.078037	34.579134	20,191.7361
01/01/2020 to 12/31/2020	34.579134	40.562061	19,434.9768
MetLife Stock Index Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.670983	11.670447	267,489.2266
01/01/2012 to 12/31/2012	11.670447	13.252153	277,518.4338
01/01/2013 to 12/31/2013	13.252153	17.170817	257,283.8514
01/01/2014 to 12/31/2014	17.170817	19.106012	230,239.7692
01/01/2015 to 12/31/2015	19.106012	18.968784	218,551.8036
01/01/2016 to 12/31/2016	18.968784	20.786347	183,377.4909
01/01/2017 to 12/31/2017	20.786347	24.793452	168,038.7398
01/01/2018 to 12/31/2018	24.793452	23.212030	152,001.4035
01/01/2019 to 12/31/2019	23.212030	29.870670	150,410.8248
01/01/2020 to 12/31/2020	29.870670	34.624907	128,952.6401
69

CONDENSED FINANCIAL INFORMATION (continued)
1.65% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MFS ® Value Sub-Account (Class B)
04/29/2013 to 12/31/2013	18.211505	21.243229	106,449.1197
01/01/2014 to 12/31/2014	21.243229	23.102581	94,844.1570
01/01/2015 to 12/31/2015	23.102581	22.641679	87,038.1212
01/01/2016 to 12/31/2016	22.641679	25.410414	84,973.6698
01/01/2017 to 12/31/2017	25.410414	29.390578	93,182.1004
01/01/2018 to 12/31/2018	29.390578	25.946426	90,632.1672
01/01/2019 to 12/31/2019	25.946426	33.139006	83,182.1203
01/01/2020 to 12/31/2020	33.139006	33.787254	82,894.8659
MFS ® Value Sub-Account (Class B) (formerly Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.838888	8.646988	149,614.6077
01/01/2012 to 12/31/2012	8.646988	9.688314	133,951.7523
01/01/2013 to 04/26/2013	9.688314	10.604251	0.0000
Neuberger Berman Genesis Sub-Account (Class B)
04/29/2013 to 12/31/2013	19.438744	24.233785	131,735.2864
01/01/2014 to 12/31/2014	24.233785	23.765563	114,009.9385
01/01/2015 to 12/31/2015	23.765563	23.465470	104,979.9085
01/01/2016 to 12/31/2016	23.465470	27.327174	97,371.7443
01/01/2017 to 12/31/2017	27.327174	31.044636	85,835.6242
01/01/2018 to 12/31/2018	31.044636	28.400746	70,321.6224
01/01/2019 to 12/31/2019	28.400746	36.150988	65,014.7838
01/01/2020 to 12/31/2020	36.150988	44.361890	57,066.1465
Neuberger Berman Genesis Sub-Account (Class B) (formerly MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	15.233624	14.194208	200,774.4400
01/01/2012 to 12/31/2012	14.194208	14.698643	164,834.7569
01/01/2013 to 04/26/2013	14.698643	15.924716	0.0000
T. Rowe Price Large Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	16.805417	21.184132	266,346.0086
01/01/2014 to 12/31/2014	21.184132	22.676564	242,893.9827
01/01/2015 to 12/31/2015	22.676564	24.650367	223,801.3329
01/01/2016 to 12/31/2016	24.650367	24.618384	219,760.4393
01/01/2017 to 12/31/2017	24.618384	32.323624	211,120.6216
01/01/2018 to 12/31/2018	32.323624	31.424781	187,327.8590
01/01/2019 to 12/31/2019	31.424781	40.366100	178,190.9488
01/01/2020 to 12/31/2020	40.366100	54.252192	142,154.0912
T. Rowe Price Large Cap Growth Sub-Account (Class B) (formerly RCM Technology Sub-Account (Class B))
01/01/2011 to 12/31/2011	6.753719	5.986033	162,238.9517
01/01/2012 to 12/31/2012	5.986033	6.601045	142,451.8593
01/01/2013 to 04/26/2013	6.601045	6.897369	0.0000
VanEck Global Natural Resources Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.712143	15.337245	2,902.0366
01/01/2012 to 12/31/2012	15.337245	15.473865	2,886.1056
01/01/2013 to 12/31/2013	15.473865	16.857599	2,871.5116
01/01/2014 to 12/31/2014	16.857599	13.460325	2,856.3423
01/01/2015 to 12/31/2015	13.460325	8.902713	2,838.8972
01/01/2016 to 12/31/2016	8.902713	12.587406	2,822.1350
01/01/2017 to 12/31/2017	12.587406	12.290245	2,806.7190
01/01/2018 to 12/31/2018	12.290245	8.600195	2,789.6092
01/01/2019 to 12/31/2019	8.600195	9.504206	2,775.2002
01/01/2020 to 12/31/2020	9.504206	11.328073	2,762.7556
70

CONDENSED FINANCIAL INFORMATION (continued)
1.65% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
05/02/2016 to 12/31/2016	28.421120	29.430103	388,707.5751
01/01/2017 to 12/31/2017	29.430103	31.246258	369,300.2876
01/01/2018 to 12/31/2018	31.246258	29.495426	352,324.7783
01/01/2019 to 12/31/2019	29.495426	33.142536	321,503.0605
01/01/2020 to 12/31/2020	33.142536	34.754541	298,486.6705
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (formerly Met Investors Series Trust - Lord Abbett Bond Debenture Sub-Account (Class B))
01/01/2011 to 12/31/2011	22.875466	23.505333	631,248.8694
01/01/2012 to 12/31/2012	23.505333	26.111964	576,708.8517
01/01/2013 to 12/31/2013	26.111964	27.734056	500,702.0517
01/01/2014 to 12/31/2014	27.734056	28.597570	459,829.4242
01/01/2015 to 12/31/2015	28.597570	27.517908	411,473.2304
01/01/2016 to 04/29/2016	27.517908	28.330980	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
05/02/2016 to 12/31/2016	29.001430	30.057318	37,413.6907
01/01/2017 to 12/31/2017	30.057318	31.927794	22,073.6601
01/01/2018 to 12/31/2018	31.927794	30.172828	18,365.5504
01/01/2019 to 12/31/2019	30.172828	33.922391	17,499.5936
01/01/2020 to 12/31/2020	33.922391	35.625771	16,391.3836
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class E))
01/01/2011 to 12/31/2011	12.338270	12.556481	12,044.9653
01/01/2012 to 12/31/2012	12.556481	13.764649	18,855.9154
01/01/2013 to 12/31/2013	13.764649	13.730420	69,708.9116
01/01/2014 to 12/31/2014	13.730420	14.105743	71,568.7731
01/01/2015 to 12/31/2015	14.105743	13.672696	69,569.2223
01/01/2016 to 04/29/2016	13.672696	14.000232	0.0000
Western Asset Management U.S. Government Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.688556	17.280596	38,713.6887
01/01/2012 to 12/31/2012	17.280596	17.514328	40,078.5139
01/01/2013 to 12/31/2013	17.514328	17.071751	36,872.8382
01/01/2014 to 12/31/2014	17.071751	17.220600	16,075.1454
01/01/2015 to 12/31/2015	17.220600	16.990796	15,366.7009
01/01/2016 to 12/31/2016	16.990796	16.883434	14,864.5699
01/01/2017 to 12/31/2017	16.883434	16.886233	11,578.5627
01/01/2018 to 12/31/2018	16.886233	16.724252	9,685.2575
01/01/2019 to 12/31/2019	16.724252	17.401419	53,057.9148
01/01/2020 to 12/31/2020	17.401419	17.956598	52,232.6061
71

CONDENSED FINANCIAL INFORMATION (continued)
CLASS VA
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Funds Trust I
AB Global Dynamic Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.183282	10.506265	31,029.1224
01/01/2013 to 12/31/2013	10.506265	11.474744	36,091.9456
01/01/2014 to 12/31/2014	11.474744	12.104244	44,076.9478
01/01/2015 to 12/31/2015	12.104244	11.963151	42,618.7098
01/01/2016 to 12/31/2016	11.963151	12.178353	45,081.2802
01/01/2017 to 12/31/2017	12.178353	13.597468	54,731.0723
01/01/2018 to 12/31/2018	13.597468	12.429073	50,086.2104
01/01/2019 to 12/31/2019	12.429073	14.421005	49,115.4675
01/01/2020 to 12/31/2020	14.421005	15.032587	47,512.1270
AB International Bond Sub-Account (Class B)
04/29/2019 to 12/31/2019	9.994248	10.361049	0.0000
01/01/2020 to 12/31/2020	10.361049	10.627395	0.0000
American Funds® Balanced Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.797260	9.422832	1,005,057.3599
01/01/2012 to 12/31/2012	9.422832	10.511129	953,918.5500
01/01/2013 to 12/31/2013	10.511129	12.242973	901,954.2521
01/01/2014 to 12/31/2014	12.242973	12.758332	899,395.7867
01/01/2015 to 12/31/2015	12.758332	12.448539	818,618.2859
01/01/2016 to 12/31/2016	12.448539	13.187937	728,633.3312
01/01/2017 to 12/31/2017	13.187937	15.144404	676,161.8161
01/01/2018 to 12/31/2018	15.144404	14.238639	700,771.5541
01/01/2019 to 12/31/2019	14.238639	16.723708	628,902.4034
01/01/2020 to 12/31/2020	16.723708	18.991411	560,631.4304
American Funds® Growth Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.318900	8.724143	1,712,550.8998
01/01/2012 to 12/31/2012	8.724143	9.957163	1,744,580.8279
01/01/2013 to 12/31/2013	9.957163	12.241176	1,674,526.9680
01/01/2014 to 12/31/2014	12.241176	12.797185	1,661,958.7401
01/01/2015 to 12/31/2015	12.797185	12.480129	1,403,379.5795
01/01/2016 to 12/31/2016	12.480129	13.362298	1,252,751.7435
01/01/2017 to 12/31/2017	13.362298	15.934169	1,170,086.0010
01/01/2018 to 12/31/2018	15.934169	14.752960	993,263.3477
01/01/2019 to 12/31/2019	14.752960	17.923604	810,099.2868
01/01/2020 to 12/31/2020	17.923604	20.592808	719,375.9955
American Funds® Growth Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.118054	8.547889	109,005.9439
01/01/2012 to 12/31/2012	8.547889	9.861290	107,148.6625
01/01/2013 to 12/31/2013	9.861290	12.576555	99,333.7083
01/01/2014 to 12/31/2014	12.576555	13.369741	93,337.6115
01/01/2015 to 12/31/2015	13.369741	13.990630	133,106.8219
01/01/2016 to 12/31/2016	13.990630	14.998904	138,470.8748
01/01/2017 to 12/31/2017	14.998904	18.852015	122,134.4456
01/01/2018 to 12/31/2018	18.852015	18.430712	138,115.3404
01/01/2019 to 12/31/2019	18.430712	23.605497	124,781.0298
01/01/2020 to 12/31/2020	23.605497	35.171743	109,444.4233
72

CONDENSED FINANCIAL INFORMATION (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds® Moderate Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	10.040347	9.885409	880,141.5031
01/01/2012 to 12/31/2012	9.885409	10.765856	691,926.6017
01/01/2013 to 12/31/2013	10.765856	12.009466	650,243.2326
01/01/2014 to 12/31/2014	12.009466	12.520354	730,545.9736
01/01/2015 to 12/31/2015	12.520354	12.213823	553,955.6998
01/01/2016 to 12/31/2016	12.213823	12.843658	511,612.8238
01/01/2017 to 12/31/2017	12.843658	14.257815	508,650.6068
01/01/2018 to 12/31/2018	14.257815	13.530683	437,215.4775
01/01/2019 to 12/31/2019	13.530683	15.444142	393,882.6711
01/01/2020 to 12/31/2020	15.444142	17.147006	367,959.6394
AQR Global Risk Balanced Sub-Account (Class B)
04/30/2012 to 12/31/2012	11.113091	11.492134	71,701.8372
01/01/2013 to 12/31/2013	11.492134	10.909788	95,116.5795
01/01/2014 to 12/31/2014	10.909788	11.149090	43,316.9079
01/01/2015 to 12/31/2015	11.149090	9.906825	38,874.1829
01/01/2016 to 12/31/2016	9.906825	10.607334	36,536.7473
01/01/2017 to 12/31/2017	10.607334	11.445606	35,919.6035
01/01/2018 to 12/31/2018	11.445606	10.531983	33,307.7084
01/01/2019 to 12/31/2019	10.531983	12.410611	28,168.0008
01/01/2020 to 12/31/2020	12.410611	12.563569	26,579.3572
BlackRock Global Tactical Strategies Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.939093	10.236873	71,453.8968
01/01/2013 to 12/31/2013	10.236873	11.096263	115,584.2918
01/01/2014 to 12/31/2014	11.096263	11.548820	88,643.3037
01/01/2015 to 12/31/2015	11.548820	11.336124	114,076.7196
01/01/2016 to 12/31/2016	11.336124	11.633112	125,762.2392
01/01/2017 to 12/31/2017	11.633112	12.953256	133,963.9710
01/01/2018 to 12/31/2018	12.953256	11.812954	103,367.6391
01/01/2019 to 12/31/2019	11.812954	14.002262	92,674.8509
01/01/2020 to 12/31/2020	14.002262	14.351813	86,846.2602
BlackRock High Yield Sub-Account (Class B)
01/01/2011 to 12/31/2011	19.748068	19.861185	56,842.9674
01/01/2012 to 12/31/2012	19.861185	22.743320	52,997.7712
01/01/2013 to 12/31/2013	22.743320	24.434687	47,972.7311
01/01/2014 to 12/31/2014	24.434687	24.802021	42,821.1384
01/01/2015 to 12/31/2015	24.802021	23.385369	49,772.7513
01/01/2016 to 12/31/2016	23.385369	26.191865	44,238.6128
01/01/2017 to 12/31/2017	26.191865	27.735947	43,001.6390
01/01/2018 to 12/31/2018	27.735947	26.469088	42,421.8389
01/01/2019 to 12/31/2019	26.469088	29.873216	38,205.2291
01/01/2020 to 12/31/2020	29.873216	31.557003	41,077.1290
Brighthouse Asset Allocation 100 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.356251	10.515063	672,452.9061
01/01/2012 to 12/31/2012	10.515063	12.061485	624,437.4984
01/01/2013 to 12/31/2013	12.061485	15.349577	545,952.9916
01/01/2014 to 12/31/2014	15.349577	15.850816	405,827.7474
01/01/2015 to 12/31/2015	15.850816	15.263021	345,691.0001
01/01/2016 to 12/31/2016	15.263021	16.344835	355,862.1092
01/01/2017 to 12/31/2017	16.344835	19.745867	322,412.2515
01/01/2018 to 12/31/2018	19.745867	17.448594	280,296.8767
01/01/2019 to 12/31/2019	17.448594	21.857889	196,371.4493
01/01/2020 to 12/31/2020	21.857889	25.539737	175,520.3655
73

CONDENSED FINANCIAL INFORMATION (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Balanced Plus Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.965951	10.403852	51,556.7285
01/01/2013 to 12/31/2013	10.403852	11.691635	52,482.9362
01/01/2014 to 12/31/2014	11.691635	12.597290	116,038.8671
01/01/2015 to 12/31/2015	12.597290	11.872752	114,981.5782
01/01/2016 to 12/31/2016	11.872752	12.642725	120,809.2898
01/01/2017 to 12/31/2017	12.642725	14.701682	129,099.3198
01/01/2018 to 12/31/2018	14.701682	13.381705	117,076.8117
01/01/2019 to 12/31/2019	13.381705	16.248360	132,190.4373
01/01/2020 to 12/31/2020	16.248360	17.964905	131,058.9945
Brighthouse Small Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.278883	15.454099	336,817.3198
01/01/2012 to 12/31/2012	15.454099	17.915950	287,712.2079
01/01/2013 to 12/31/2013	17.915950	23.317695	252,238.2662
01/01/2014 to 12/31/2014	23.317695	23.306215	210,135.5073
01/01/2015 to 12/31/2015	23.306215	21.663213	182,058.9163
01/01/2016 to 12/31/2016	21.663213	27.940994	164,676.0893
01/01/2017 to 12/31/2017	27.940994	30.669973	144,890.6714
01/01/2018 to 12/31/2018	30.669973	25.544194	133,472.3648
01/01/2019 to 12/31/2019	25.544194	32.324374	114,135.2001
01/01/2020 to 12/31/2020	32.324374	31.580264	109,674.8705
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.369549	9.881769	99,680.7897
01/01/2012 to 12/31/2012	9.881769	11.544206	102,516.4283
01/01/2013 to 12/31/2013	11.544206	10.778868	102,476.3881
01/01/2014 to 12/31/2014	10.778868	9.901143	92,466.7325
01/01/2015 to 12/31/2015	9.901143	8.385404	93,890.2134
01/01/2016 to 12/31/2016	8.385404	9.187708	86,421.0462
01/01/2017 to 12/31/2017	9.187708	11.586489	80,097.9670
01/01/2018 to 12/31/2018	11.586489	9.769851	78,384.0998
01/01/2019 to 12/31/2019	9.769851	11.592389	60,402.7248
01/01/2020 to 12/31/2020	11.592389	14.500305	53,180.6908
Brighthouse/Eaton Vance Floating Rate Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.198534	10.223228	29,236.7254
01/01/2012 to 12/31/2012	10.223228	10.781338	24,813.5919
01/01/2013 to 12/31/2013	10.781338	11.000723	42,792.1088
01/01/2014 to 12/31/2014	11.000723	10.889452	44,001.1552
01/01/2015 to 12/31/2015	10.889452	10.611186	37,827.6375
01/01/2016 to 12/31/2016	10.611186	11.393584	28,032.5820
01/01/2017 to 12/31/2017	11.393584	11.608196	19,550.4024
01/01/2018 to 12/31/2018	11.608196	11.441141	11,297.4160
01/01/2019 to 12/31/2019	11.441141	12.032799	10,331.6397
01/01/2020 to 12/31/2020	12.032799	12.067311	9,367.3756
Brighthouse/Franklin Low Duration Total Return Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.987604	9.743895	59,388.9181
01/01/2012 to 12/31/2012	9.743895	9.995045	54,762.5323
01/01/2013 to 12/31/2013	9.995045	9.935655	61,446.3903
01/01/2014 to 12/31/2014	9.935655	9.866566	114,378.6806
01/01/2015 to 12/31/2015	9.866566	9.635047	102,668.1723
01/01/2016 to 12/31/2016	9.635047	9.764572	62,200.4759
01/01/2017 to 12/31/2017	9.764572	9.723415	62,341.9963
01/01/2018 to 12/31/2018	9.723415	9.595525	57,835.3647
01/01/2019 to 12/31/2019	9.595525	9.866193	55,313.1002
01/01/2020 to 12/31/2020	9.866193	9.900424	53,298.7961
74

CONDENSED FINANCIAL INFORMATION (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Templeton International Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.129841	11.880428	3,873.9002
01/01/2012 to 12/31/2012	11.880428	13.341128	3,773.9392
01/01/2013 to 12/31/2013	13.341128	13.245689	2,677.9329
01/01/2014 to 12/31/2014	13.245689	13.164349	2,660.0450
01/01/2015 to 12/31/2015	13.164349	12.397834	2,585.1592
01/01/2016 to 12/31/2016	12.397834	12.289311	2,590.7016
01/01/2017 to 12/31/2017	12.289311	12.093585	2,616.2058
01/01/2018 to 12/31/2018	12.093585	12.001863	2,474.2694
01/01/2019 to 12/31/2019	12.001863	11.931360	2,540.5662
01/01/2020 to 12/31/2020	11.931360	11.031262	2,755.8010
Clarion Global Real Estate Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.932543	12.926451	113,252.4378
01/01/2012 to 12/31/2012	12.926451	16.002101	115,994.8532
01/01/2013 to 12/31/2013	16.002101	16.282017	99,005.8233
01/01/2014 to 12/31/2014	16.282017	18.122311	89,107.6789
01/01/2015 to 12/31/2015	18.122311	17.558323	78,339.2580
01/01/2016 to 12/31/2016	17.558323	17.404553	73,065.6017
01/01/2017 to 12/31/2017	17.404553	18.941275	71,071.5437
01/01/2018 to 12/31/2018	18.941275	17.001771	65,832.7845
01/01/2019 to 12/31/2019	17.001771	20.851901	47,223.3308
01/01/2020 to 12/31/2020	20.851901	19.461137	45,464.6790
Harris Oakmark International Sub-Account (Class B)
01/01/2011 to 12/31/2011	19.422008	16.364832	414,357.2483
01/01/2012 to 12/31/2012	16.364832	20.783269	358,846.1129
01/01/2013 to 12/31/2013	20.783269	26.649710	300,712.2169
01/01/2014 to 12/31/2014	26.649710	24.671106	269,112.2705
01/01/2015 to 12/31/2015	24.671106	23.146785	245,448.5840
01/01/2016 to 12/31/2016	23.146785	24.605278	240,317.2532
01/01/2017 to 12/31/2017	24.605278	31.537162	208,860.0562
01/01/2018 to 12/31/2018	31.537162	23.558409	198,804.1632
01/01/2019 to 12/31/2019	23.558409	28.825771	186,455.6274
01/01/2020 to 12/31/2020	28.825771	29.774105	175,609.5037
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010655	1.045471	870,604.5617
01/01/2013 to 12/31/2013	1.045471	1.046454	1,101,485.8331
01/01/2014 to 12/31/2014	1.046454	1.085687	1,060,375.4543
01/01/2015 to 12/31/2015	1.085687	1.021990	938,574.5322
01/01/2016 to 12/31/2016	1.021990	1.121928	683,687.5546
01/01/2017 to 12/31/2017	1.121928	1.212775	730,513.4736
01/01/2018 to 12/31/2018	1.212775	1.114938	664,875.1956
01/01/2019 to 12/31/2019	1.114938	1.263003	605,205.4559
01/01/2020 to 12/31/2020	1.263003	1.366833	714,932.3912
Invesco Comstock Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.097738	9.777703	71,491.0091
01/01/2012 to 12/31/2012	9.777703	11.386622	68,898.6629
01/01/2013 to 12/31/2013	11.386622	15.149305	83,203.8816
01/01/2014 to 12/31/2014	15.149305	16.272764	68,325.4971
01/01/2015 to 12/31/2015	16.272764	15.035650	56,999.0327
01/01/2016 to 12/31/2016	15.035650	17.330567	54,606.7756
01/01/2017 to 12/31/2017	17.330567	20.099839	52,438.1316
01/01/2018 to 12/31/2018	20.099839	17.348646	40,871.0843
01/01/2019 to 12/31/2019	17.348646	21.302075	38,879.6522
01/01/2020 to 12/31/2020	21.302075	20.825586	36,519.4685
75

CONDENSED FINANCIAL INFORMATION (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Invesco Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.482445	15.049903	185,562.7308
01/01/2012 to 12/31/2012	15.049903	17.483404	157,912.6788
01/01/2013 to 12/31/2013	17.483404	24.082576	167,252.7136
01/01/2014 to 12/31/2014	24.082576	25.536874	115,875.8922
01/01/2015 to 12/31/2015	25.536874	24.664794	99,414.2949
01/01/2016 to 12/31/2016	24.664794	27.008339	88,592.0191
01/01/2017 to 12/31/2017	27.008339	33.264627	74,483.4402
01/01/2018 to 12/31/2018	33.264627	29.727067	77,731.4745
01/01/2019 to 12/31/2019	29.727067	36.341596	71,678.1500
01/01/2020 to 12/31/2020	36.341596	55.980192	59,342.7212
JPMorgan Core Bond Sub-Account (Class B)
04/29/2013 to 12/31/2013	11.037623	10.474723	133,885.6834
01/01/2014 to 12/31/2014	10.474723	10.817135	134,972.2857
01/01/2015 to 12/31/2015	10.817135	10.680816	141,090.5587
01/01/2016 to 12/31/2016	10.680816	10.729571	125,389.1359
01/01/2017 to 12/31/2017	10.729571	10.893117	134,368.6627
01/01/2018 to 12/31/2018	10.893117	10.705424	109,304.3130
01/01/2019 to 12/31/2019	10.705424	11.383880	118,683.1498
01/01/2020 to 12/31/2020	11.383880	12.068719	118,266.4952
JPMorgan Core Bond Sub-Account (Class B) (formerly JPMorgan Core Bond Sub-Account (Class C) and before that American Funds® Bond Sub-Account (Class C))
01/01/2011 to 12/31/2011	10.258953	10.665052	146,729.2690
01/01/2012 to 12/31/2012	10.665052	10.994233	162,643.6537
01/01/2013 to 04/26/2013	10.994233	10.965528	0.0000
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012709	1.047513	327,423.8083
01/01/2013 to 12/31/2013	1.047513	1.142433	366,115.0998
01/01/2014 to 12/31/2014	1.142433	1.200926	321,919.3070
01/01/2015 to 12/31/2015	1.200926	1.190645	429,949.2036
01/01/2016 to 12/31/2016	1.190645	1.203955	407,864.4132
01/01/2017 to 12/31/2017	1.203955	1.380204	385,073.3545
01/01/2018 to 12/31/2018	1.380204	1.258652	543,051.0597
01/01/2019 to 12/31/2019	1.258652	1.445999	508,176.6375
01/01/2020 to 12/31/2020	1.445999	1.594566	447,489.3578
JPMorgan Global Active Allocation Sub-Account (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996802	1.037898	17,424.8035
01/01/2015 to 12/31/2015	1.037898	1.009859	150,895.3429
01/01/2016 to 12/31/2016	1.009859	1.012137	122,232.0642
01/01/2017 to 12/31/2017	1.012137	1.148677	112,734.1904
01/01/2018 to 04/30/2018	1.148677	1.118918	0.0000
Loomis Sayles Global Allocation Sub-Account (Class B) (formerly Loomis Sayles Global Markets Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.831376	12.422254	66,490.0724
01/01/2012 to 12/31/2012	12.422254	14.272304	63,901.6760
01/01/2013 to 12/31/2013	14.272304	16.426933	54,335.8725
01/01/2014 to 12/31/2014	16.426933	16.701626	48,833.4875
01/01/2015 to 12/31/2015	16.701626	16.613369	45,246.6453
01/01/2016 to 12/31/2016	16.613369	17.105049	37,910.4562
01/01/2017 to 12/31/2017	17.105049	20.670092	37,117.6092
01/01/2018 to 12/31/2018	20.670092	19.215263	30,202.9200
01/01/2019 to 12/31/2019	19.215263	24.079240	28,272.6257
01/01/2020 to 12/31/2020	24.079240	27.159423	26,143.4739
76

CONDENSED FINANCIAL INFORMATION (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Loomis Sayles Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	7.355352	7.462739	368,564.6284
01/01/2012 to 12/31/2012	7.462739	8.689722	317,272.3757
01/01/2013 to 12/31/2013	8.689722	12.432991	325,312.5013
01/01/2014 to 12/31/2014	12.432991	14.525528	287,273.9499
01/01/2015 to 12/31/2015	14.525528	13.697363	228,157.0656
01/01/2016 to 12/31/2016	13.697363	13.820529	239,055.5575
01/01/2017 to 12/31/2017	13.820529	16.081573	194,739.2934
01/01/2018 to 12/31/2018	16.081573	14.685737	180,218.0529
01/01/2019 to 12/31/2019	14.685737	17.832234	170,502.7796
01/01/2020 to 12/31/2020	17.832234	23.169472	147,214.1606
Loomis Sayles Growth Sub-Account (Class B) (formerly ClearBridge Aggressive Growth Sub-Account II (Class B))
01/01/2011 to 12/31/2011	140.581867	127.724425	299.9336
01/01/2012 to 12/31/2012	127.724425	153.754409	953.2243
01/01/2013 to 12/31/2013	153.754409	194.579444	1,684.6768
01/01/2014 to 04/25/2014	194.579444	202.393676	0.0000
Loomis Sayles Growth Sub-Account (Class B) (formerly Legg Mason Value Equity Sub-Account (Class B))
01/01/2011 to 04/29/2011	6.557220	6.964406	0.0000
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	1.077893	1.124426	0.0000
01/01/2014 to 12/31/2014	1.124426	1.207247	49,847.1348
01/01/2015 to 12/31/2015	1.207247	1.171927	307,034.9133
01/01/2016 to 12/31/2016	1.171927	1.201823	283,579.5819
01/01/2017 to 12/31/2017	1.201823	1.364606	188,161.4190
01/01/2018 to 12/31/2018	1.364606	1.244462	184,276.0333
01/01/2019 to 12/31/2019	1.244462	1.488372	160,407.4633
01/01/2020 to 12/31/2020	1.488372	1.558394	146,095.3249
MFS ® Research International Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.122990	12.391447	244,579.7269
01/01/2012 to 12/31/2012	12.391447	14.209664	220,477.7478
01/01/2013 to 12/31/2013	14.209664	16.652151	185,842.6330
01/01/2014 to 12/31/2014	16.652151	15.226062	164,715.9065
01/01/2015 to 12/31/2015	15.226062	14.696497	148,041.8686
01/01/2016 to 12/31/2016	14.696497	14.315126	146,964.3866
01/01/2017 to 12/31/2017	14.315126	18.028212	134,656.2579
01/01/2018 to 12/31/2018	18.028212	15.234434	124,674.4881
01/01/2019 to 12/31/2019	15.234434	19.208884	110,254.9603
01/01/2020 to 12/31/2020	19.208884	21.331665	92,526.0093
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999760	1.033089	0.0000
01/01/2015 to 12/31/2015	1.033089	0.959564	0.0000
01/01/2016 to 12/31/2016	0.959564	1.047802	0.0000
01/01/2017 to 12/31/2017	1.047802	1.159392	4,354.4451
01/01/2018 to 12/31/2018	1.159392	1.052683	3,771.2835
01/01/2019 to 12/31/2019	1.052683	1.261936	3,206.5335
01/01/2020 to 12/31/2020	1.261936	1.386902	2,650.4970
77

CONDENSED FINANCIAL INFORMATION (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO Inflation Protected Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.411023	14.647270	596,849.5573
01/01/2012 to 12/31/2012	14.647270	15.706100	525,494.4515
01/01/2013 to 12/31/2013	15.706100	14.002111	452,641.9792
01/01/2014 to 12/31/2014	14.002111	14.157275	390,061.1226
01/01/2015 to 12/31/2015	14.157275	13.479002	345,664.7316
01/01/2016 to 12/31/2016	13.479002	13.905304	326,628.5467
01/01/2017 to 12/31/2017	13.905304	14.138586	316,881.6570
01/01/2018 to 12/31/2018	14.138586	13.557300	293,557.4781
01/01/2019 to 12/31/2019	13.557300	14.423918	247,641.1925
01/01/2020 to 12/31/2020	14.423918	15.808946	193,574.6444
PIMCO Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.946750	16.167547	708,451.2157
01/01/2012 to 12/31/2012	16.167547	17.358401	739,517.6239
01/01/2013 to 12/31/2013	17.358401	16.730551	594,401.3562
01/01/2014 to 12/31/2014	16.730551	17.129470	435,842.0337
01/01/2015 to 12/31/2015	17.129470	16.833155	360,087.9182
01/01/2016 to 12/31/2016	16.833155	16.972821	328,815.7514
01/01/2017 to 12/31/2017	16.972821	17.429849	306,860.9018
01/01/2018 to 12/31/2018	17.429849	17.086473	280,525.0515
01/01/2019 to 12/31/2019	17.086473	18.210814	243,262.4484
01/01/2020 to 12/31/2020	18.210814	19.417479	199,917.0740
Schroders Global Multi-Asset Sub-Account (Class B) (formerly Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.215119	10.726847	0.0000
01/01/2014 to 12/31/2014	10.726847	11.451591	0.0000
01/01/2015 to 12/31/2015	11.451591	11.112109	1,559.7951
01/01/2016 to 12/31/2016	11.112109	11.417906	1,863.4090
01/01/2017 to 12/31/2017	11.417906	13.068566	1,716.0076
01/01/2018 to 04/30/2018	13.068566	12.484738	0.0000
Schroders Global Multi-Asset Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010688	1.065582	258,640.0773
01/01/2013 to 12/31/2013	1.065582	1.152969	348,195.6300
01/01/2014 to 12/31/2014	1.152969	1.220650	393,651.1257
01/01/2015 to 12/31/2015	1.220650	1.188929	570,525.4670
01/01/2016 to 12/31/2016	1.188929	1.234350	504,618.4693
01/01/2017 to 12/31/2017	1.234350	1.386406	370,190.1380
01/01/2018 to 12/31/2018	1.386406	1.233846	355,174.4070
01/01/2019 to 12/31/2019	1.233846	1.473026	299,619.3846
01/01/2020 to 12/31/2020	1.473026	1.477909	278,869.0029
SSGA Emerging Markets Enhanced Index Sub-Account (Class B)
04/29/2019 to 12/31/2019	9.994248	10.361049	0.0000
01/01/2020 to 12/31/2020	10.361049	10.627395	0.0000
SSGA Growth and Income ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.469830	11.390862	333,380.5036
01/01/2012 to 12/31/2012	11.390862	12.629955	367,489.4500
01/01/2013 to 12/31/2013	12.629955	14.015779	320,485.5401
01/01/2014 to 12/31/2014	14.015779	14.573082	328,691.8477
01/01/2015 to 12/31/2015	14.573082	14.039123	192,846.6223
01/01/2016 to 12/31/2016	14.039123	14.593535	161,939.9156
01/01/2017 to 12/31/2017	14.593535	16.615538	144,592.6527
01/01/2018 to 12/31/2018	16.615538	15.261291	118,153.9022
01/01/2019 to 12/31/2019	15.261291	17.937269	111,154.6066
01/01/2020 to 12/31/2020	17.937269	19.357392	102,630.5584
78

CONDENSED FINANCIAL INFORMATION (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
SSGA Growth ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.055654	10.632939	323,285.5117
01/01/2012 to 12/31/2012	10.632939	12.018082	317,245.9004
01/01/2013 to 12/31/2013	12.018082	13.943906	300,367.1935
01/01/2014 to 12/31/2014	13.943906	14.439035	300,427.1988
01/01/2015 to 12/31/2015	14.439035	13.860629	158,774.3540
01/01/2016 to 12/31/2016	13.860629	14.557192	141,967.7661
01/01/2017 to 12/31/2017	14.557192	17.114432	135,064.9151
01/01/2018 to 12/31/2018	17.114432	15.344975	124,265.4059
01/01/2019 to 12/31/2019	15.344975	18.462985	102,735.8093
01/01/2020 to 12/31/2020	18.462985	20.091933	98,404.3698
T. Rowe Price Large Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	47.725049	45.017980	189,666.0920
01/01/2012 to 12/31/2012	45.017980	52.185524	165,676.9770
01/01/2013 to 12/31/2013	52.185524	68.600824	139,740.4447
01/01/2014 to 12/31/2014	68.600824	76.363310	120,381.6396
01/01/2015 to 12/31/2015	76.363310	72.347659	104,568.9406
01/01/2016 to 12/31/2016	72.347659	82.427569	98,881.4676
01/01/2017 to 12/31/2017	82.427569	94.730236	85,587.3476
01/01/2018 to 12/31/2018	94.730236	84.552983	74,658.7878
01/01/2019 to 12/31/2019	84.552983	105.117901	66,646.3785
01/01/2020 to 12/31/2020	105.117901	106.253248	59,421.2277
T. Rowe Price Mid Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.202924	9.861078	313,697.5017
01/01/2012 to 12/31/2012	9.861078	11.014898	311,855.3561
01/01/2013 to 12/31/2013	11.014898	14.783140	285,261.3124
01/01/2014 to 12/31/2014	14.783140	16.382421	238,563.9669
01/01/2015 to 12/31/2015	16.382421	17.172544	201,286.8213
01/01/2016 to 12/31/2016	17.172544	17.923521	181,237.2991
01/01/2017 to 12/31/2017	17.923521	21.971677	162,785.4808
01/01/2018 to 12/31/2018	21.971677	21.115299	156,554.2733
01/01/2019 to 12/31/2019	21.115299	27.195351	135,200.2571
01/01/2020 to 12/31/2020	27.195351	33.113537	110,110.0208
Victory Sycamore Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	24.457039	23.144786	32,560.8482
01/01/2012 to 12/31/2012	23.144786	26.083594	25,600.6525
01/01/2013 to 12/31/2013	26.083594	33.398816	22,944.6427
01/01/2014 to 12/31/2014	33.398816	35.984283	22,776.6929
01/01/2015 to 12/31/2015	35.984283	32.184148	22,246.2928
01/01/2016 to 12/31/2016	32.184148	36.529158	21,496.9373
01/01/2017 to 12/31/2017	36.529158	39.298482	20,132.6306
01/01/2018 to 12/31/2018	39.298482	34.694792	19,009.9952
01/01/2019 to 12/31/2019	34.694792	43.974824	12,088.9377
01/01/2020 to 12/31/2020	43.974824	46.510784	11,165.9917
Wells Capital Management Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.164455	13.964054	180,120.7616
01/01/2012 to 12/31/2012	13.964054	16.206485	156,667.9715
01/01/2013 to 12/31/2013	16.206485	21.125154	139,166.5819
01/01/2014 to 12/31/2014	21.125154	23.504834	114,646.0234
01/01/2015 to 12/31/2015	23.504834	20.990857	105,741.9432
01/01/2016 to 12/31/2016	20.990857	23.346014	97,543.5299
01/01/2017 to 12/31/2017	23.346014	25.417609	92,794.3068
01/01/2018 to 12/31/2018	25.417609	21.654826	83,243.4097
01/01/2019 to 12/31/2019	21.654826	28.840142	73,998.5257
01/01/2020 to 12/31/2020	28.840142	29.107790	61,520.1409
79

CONDENSED FINANCIAL INFORMATION (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management Government Income Sub-Account (Class B) (formerly Fidelity Institutional Asset Management® Government Income Sub-Account (Class B))
04/30/2012 to 12/31/2012	10.734635	10.875038	0.0000
01/01/2013 to 12/31/2013	10.875038	10.203401	986.7498
01/01/2014 to 12/31/2014	10.203401	10.784057	5,735.9521
01/01/2015 to 12/31/2015	10.784057	10.642551	976.8583
01/01/2016 to 12/31/2016	10.642551	10.595690	16,789.9406
01/01/2017 to 12/31/2017	10.595690	10.683085	16,580.1342
01/01/2018 to 12/31/2018	10.683085	10.489932	16,325.1166
01/01/2019 to 12/31/2019	10.489932	11.080396	18,105.9911
01/01/2020 to 12/31/2020	11.080396	11.723523	4,191.8704
Brighthouse Funds Trust II
Baillie Gifford International Stock Sub-Account (Class B)
04/29/2013 to 12/31/2013	12.042406	13.184184	53,487.1039
01/01/2014 to 12/31/2014	13.184184	12.522304	44,203.2866
01/01/2015 to 12/31/2015	12.522304	12.038017	43,573.3308
01/01/2016 to 12/31/2016	12.038017	12.426654	41,654.1359
01/01/2017 to 12/31/2017	12.426654	16.472381	34,026.3429
01/01/2018 to 12/31/2018	16.472381	13.402497	33,707.5069
01/01/2019 to 12/31/2019	13.402497	17.437953	29,077.1098
01/01/2020 to 12/31/2020	17.437953	21.634280	28,129.5161
Baillie Gifford International Stock Sub-Account (Class B) (formerly American Funds® International Sub-Account (Class C))
01/01/2011 to 12/31/2011	8.888011	7.486399	80,367.3845
01/01/2012 to 12/31/2012	7.486399	8.638908	79,170.0802
01/01/2013 to 04/26/2013	8.638908	8.949795	0.0000
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.299080	10.120891	954,968.6629
01/01/2012 to 12/31/2012	10.120891	9.944355	789,474.8498
01/01/2013 to 12/31/2013	9.944355	9.771836	894,623.3298
01/01/2014 to 12/31/2014	9.771836	9.602309	644,095.2523
01/01/2015 to 12/31/2015	9.602309	9.435723	605,682.5442
01/01/2016 to 12/31/2016	9.435723	9.282426	627,811.1668
01/01/2017 to 12/31/2017	9.282426	9.179718	441,449.4395
01/01/2018 to 12/31/2018	9.179718	9.159309	434,217.2743
01/01/2019 to 12/31/2019	9.159309	9.169453	409,061.2750
01/01/2020 to 12/31/2020	9.169453	9.027260	218,836.1839
Brighthouse Asset Allocation 20 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.513985	13.749101	27,036.8575
01/01/2015 to 12/31/2015	13.749101	13.431465	47,292.5311
01/01/2016 to 12/31/2016	13.431465	13.796365	55,394.6160
01/01/2017 to 12/31/2017	13.796365	14.497549	120,064.9752
01/01/2018 to 12/31/2018	14.497549	13.872731	148,363.2398
01/01/2019 to 12/31/2019	13.872731	15.231986	171,932.5475
01/01/2020 to 12/31/2020	15.231986	16.391461	176,445.4433
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Defensive Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.829251	11.830850	3,134,392.9778
01/01/2012 to 12/31/2012	11.830850	12.892990	2,599,081.9165
01/01/2013 to 12/31/2013	12.892990	13.819648	2,078,044.7723
01/01/2014 to 04/25/2014	13.819648	13.917987	0.0000
80

CONDENSED FINANCIAL INFORMATION (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Moderate Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.892574	11.673042	5,174,824.2332
01/01/2012 to 12/31/2012	11.673042	12.891083	5,005,159.5240
01/01/2013 to 12/31/2013	12.891083	14.469509	4,578,043.0577
01/01/2014 to 04/25/2014	14.469509	14.517559	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.099853	14.460114	5,671,288.9305
01/01/2015 to 12/31/2015	14.460114	14.056737	4,823,309.4711
01/01/2016 to 12/31/2016	14.056737	14.653790	4,315,423.1342
01/01/2017 to 12/31/2017	14.653790	15.932804	3,775,370.6781
01/01/2018 to 12/31/2018	15.932804	14.965904	3,213,899.2927
01/01/2019 to 12/31/2019	14.965904	16.999877	2,732,981.2290
01/01/2020 to 12/31/2020	16.999877	18.548013	2,476,773.4842
Brighthouse Asset Allocation 60 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Balanced Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.675611	11.278110	9,314,825.5411
01/01/2012 to 12/31/2012	11.278110	12.625255	8,806,011.0562
01/01/2013 to 12/31/2013	12.625255	14.815420	7,934,744.4925
01/01/2014 to 04/25/2014	14.815420	14.819885	0.0000
Brighthouse Asset Allocation 60 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.499935	14.983098	7,356,198.7900
01/01/2015 to 12/31/2015	14.983098	14.536495	6,707,198.1384
01/01/2016 to 12/31/2016	14.536495	15.299267	5,800,643.4191
01/01/2017 to 12/31/2017	15.299267	17.249415	5,029,115.6646
01/01/2018 to 12/31/2018	17.249415	15.910466	4,376,119.2391
01/01/2019 to 12/31/2019	15.910466	18.671224	3,779,217.9359
01/01/2020 to 12/31/2020	18.671224	20.887531	3,362,616.5470
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Growth Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.563163	10.922825	9,605,719.2984
01/01/2012 to 12/31/2012	10.922825	12.419539	9,249,643.1260
01/01/2013 to 12/31/2013	12.419539	15.366779	8,823,513.3710
01/01/2014 to 04/25/2014	15.366779	15.287812	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly MetLife Growth Strategy Sub-Account (Class B) and before that Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.584867	9.253106	375,161.9153
01/01/2012 to 12/31/2012	9.253106	10.557734	386,597.9056
01/01/2013 to 04/26/2013	10.557734	11.353330	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.473789	15.042373	8,364,902.4338
01/01/2015 to 12/31/2015	15.042373	14.530683	7,470,739.6472
01/01/2016 to 12/31/2016	14.530683	15.441002	6,876,360.7866
01/01/2017 to 12/31/2017	15.441002	18.081453	6,018,917.0655
01/01/2018 to 12/31/2018	18.081453	16.324802	5,224,176.0020
01/01/2019 to 12/31/2019	16.324802	19.847975	4,527,800.4102
01/01/2020 to 12/31/2020	19.847975	22.739265	4,215,395.3007
81

CONDENSED FINANCIAL INFORMATION (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Artisan Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.504035	14.131542	368,727.8436
01/01/2012 to 12/31/2012	14.131542	15.493246	320,597.7553
01/01/2013 to 12/31/2013	15.493246	20.782927	289,823.6577
01/01/2014 to 12/31/2014	20.782927	20.764218	243,650.0651
01/01/2015 to 12/31/2015	20.764218	18.431923	220,307.2111
01/01/2016 to 12/31/2016	18.431923	22.214984	197,291.9068
01/01/2017 to 12/31/2017	22.214984	24.568128	173,841.2147
01/01/2018 to 12/31/2018	24.568128	20.900543	151,600.5422
01/01/2019 to 12/31/2019	20.900543	25.351860	140,917.4747
01/01/2020 to 12/31/2020	25.351860	26.400692	127,303.3138
Brighthouse/Dimensional International Small Company Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.113440	14.083849	13,442.8182
01/01/2012 to 12/31/2012	14.083849	16.315960	8,951.9780
01/01/2013 to 12/31/2013	16.315960	20.458437	11,794.4508
01/01/2014 to 12/31/2014	20.458437	18.757640	11,751.4509
01/01/2015 to 12/31/2015	18.757640	19.493020	14,436.6440
01/01/2016 to 12/31/2016	19.493020	20.270913	14,490.4597
01/01/2017 to 12/31/2017	20.270913	25.985438	11,336.3864
01/01/2018 to 12/31/2018	25.985438	20.281985	12,231.3709
01/01/2019 to 12/31/2019	20.281985	24.520999	12,383.7564
01/01/2020 to 12/31/2020	24.520999	26.212604	11,998.8428
Brighthouse/Wellington Core Equity Opportunities (Class B)
05/02/2016 to 12/31/2016	21.897491	22.236591	8,315.8709
01/01/2017 to 12/31/2017	22.236591	25.962156	11,638.5268
01/01/2018 to 12/31/2018	25.962156	25.419214	12,081.5420
01/01/2019 to 12/31/2019	25.419214	32.632710	21,160.0198
01/01/2020 to 12/31/2020	32.632710	35.583195	19,440.5304
Brighthouse/Wellington Core Equity Opportunities (Class B) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class B))
01/01/2011 to 12/31/2011	17.698021	16.544278	3,503.5063
01/01/2012 to 12/31/2012	16.544278	17.942723	7,439.4556
01/01/2013 to 12/31/2013	17.942723	23.399440	7,507.9566
01/01/2014 to 12/31/2014	23.399440	25.507070	9,166.0406
01/01/2015 to 12/31/2015	25.507070	25.001745	8,985.8355
01/01/2016 to 04/29/2016	25.001745	25.128938	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class E)
01/01/2011 to 12/31/2011	12.522598	11.791509	801,517.5740
01/01/2012 to 12/31/2012	11.791509	13.057507	645,466.4688
01/01/2013 to 12/31/2013	13.057507	17.133113	580,374.7381
01/01/2014 to 12/31/2014	17.133113	18.594661	470,387.1638
01/01/2015 to 12/31/2015	18.594661	18.686232	395,336.5316
01/01/2016 to 12/31/2016	18.686232	19.675380	360,093.6748
01/01/2017 to 12/31/2017	19.675380	22.993196	323,866.3401
01/01/2018 to 12/31/2018	22.993196	22.535785	280,278.9314
01/01/2019 to 12/31/2019	22.535785	28.959162	235,607.0421
01/01/2020 to 12/31/2020	28.959162	31.608342	201,843.7953
82

CONDENSED FINANCIAL INFORMATION (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Frontier Mid Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	14.555344	17.310581	70,025.9106
01/01/2014 to 12/31/2014	17.310581	18.860303	63,655.3725
01/01/2015 to 12/31/2015	18.860303	19.015748	53,067.2480
01/01/2016 to 12/31/2016	19.015748	19.649625	51,416.0454
01/01/2017 to 12/31/2017	19.649625	24.124685	47,444.2555
01/01/2018 to 12/31/2018	24.124685	22.305004	43,580.5555
01/01/2019 to 12/31/2019	22.305004	29.115654	37,649.7788
01/01/2020 to 12/31/2020	29.115654	37.588417	31,816.8751
Frontier Mid Cap Growth Sub-Account (Class B) (formerly Turner Mid Cap Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	14.164443	12.880067	87,881.4331
01/01/2012 to 12/31/2012	12.880067	13.417273	79,920.2742
01/01/2013 to 04/26/2013	13.417273	14.461751	0.0000
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.988058	11.806634	341,698.1771
01/01/2012 to 12/31/2012	11.806634	13.405541	573,878.2571
01/01/2013 to 12/31/2013	13.405541	18.011796	497,065.2384
01/01/2014 to 12/31/2014	18.011796	19.246841	430,129.4489
01/01/2015 to 12/31/2015	19.246841	20.906297	374,574.6308
01/01/2016 to 12/31/2016	20.906297	20.516953	342,983.9825
01/01/2017 to 12/31/2017	20.516953	27.619833	287,793.5950
01/01/2018 to 12/31/2018	27.619833	27.168893	252,584.8469
01/01/2019 to 12/31/2019	27.168893	35.373037	202,444.1352
01/01/2020 to 12/31/2020	35.373037	54.353702	155,364.5396
Jennison Growth Sub-Account (Class B) (formerly Jennison Large Cap Equity Sub-Account (Class B) and before that Rainier Large Cap Equity Sub-Account (Class B))
01/01/2011 to 12/31/2011	7.834937	7.403653	42,488.3276
01/01/2012 to 12/31/2012	7.403653	8.196467	35,289.6277
01/01/2013 to 04/26/2013	8.196467	8.798666	0.0000
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.186111	7.933327	548,945.5013
01/01/2012 to 04/27/2012	7.933327	8.914802	0.0000
MetLife Aggregate Bond Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	14.899780	15.688931	11,446.0520
01/01/2012 to 12/31/2012	15.688931	15.967684	3,990.1293
01/01/2013 to 12/31/2013	15.967684	15.287359	3,711.0506
01/01/2014 to 12/31/2014	15.287359	15.842341	8,356.5897
01/01/2015 to 12/31/2015	15.842341	15.558733	7,056.0627
01/01/2016 to 12/31/2016	15.558733	15.607822	21,253.5328
01/01/2017 to 12/31/2017	15.607822	15.788352	12,130.4752
01/01/2018 to 12/31/2018	15.788352	15.436780	10,957.2156
01/01/2019 to 12/31/2019	15.436780	16.434532	13,138.4655
01/01/2020 to 12/31/2020	16.434532	17.261147	14,253.0234
83

CONDENSED FINANCIAL INFORMATION (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MetLife Mid Cap Stock Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	16.531427	15.881398	8,726.6061
01/01/2012 to 12/31/2012	15.881398	18.298861	10,435.4501
01/01/2013 to 12/31/2013	18.298861	23.871000	9,502.0884
01/01/2014 to 12/31/2014	23.871000	25.617806	15,557.8972
01/01/2015 to 12/31/2015	25.617806	24.499360	15,303.2038
01/01/2016 to 12/31/2016	24.499360	28.909188	12,016.8642
01/01/2017 to 12/31/2017	28.909188	32.841772	14,781.6402
01/01/2018 to 12/31/2018	32.841772	28.537008	14,912.0449
01/01/2019 to 12/31/2019	28.537008	35.203771	8,058.4039
01/01/2020 to 12/31/2020	35.203771	39.111876	7,249.8020
MetLife MSCI EAFE® Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	12.110959	10.395367	7,808.0383
01/01/2012 to 12/31/2012	10.395367	12.046530	15,074.2341
01/01/2013 to 12/31/2013	12.046530	14.375224	14,872.7791
01/01/2014 to 12/31/2014	14.375224	13.231571	13,105.5635
01/01/2015 to 12/31/2015	13.231571	12.831574	13,062.6080
01/01/2016 to 12/31/2016	12.831574	12.731112	14,515.1117
01/01/2017 to 12/31/2017	12.731112	15.581600	11,694.3105
01/01/2018 to 12/31/2018	15.581600	13.147496	11,544.9123
01/01/2019 to 12/31/2019	13.147496	15.707112	11,194.2030
01/01/2020 to 12/31/2020	15.707112	16.594089	12,343.5233
MetLife Russell 2000® Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	16.838547	15.830866	3,297.7268
01/01/2012 to 12/31/2012	15.830866	18.035140	9,276.9370
01/01/2013 to 12/31/2013	18.035140	24.478371	9,453.0474
01/01/2014 to 12/31/2014	24.478371	25.191460	7,720.6808
01/01/2015 to 12/31/2015	25.191460	23.631436	7,546.8112
01/01/2016 to 12/31/2016	23.631436	28.080742	13,928.2832
01/01/2017 to 12/31/2017	28.080742	31.540731	15,346.1938
01/01/2018 to 12/31/2018	31.540731	27.517590	11,098.4043
01/01/2019 to 12/31/2019	27.517590	33.855053	10,307.5483
01/01/2020 to 12/31/2020	33.855053	39.672916	9,215.2985
MetLife Stock Index Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.613853	11.599419	238,876.2858
01/01/2012 to 12/31/2012	11.599419	13.155623	252,965.0713
01/01/2013 to 12/31/2013	13.155623	17.025313	236,418.9244
01/01/2014 to 12/31/2014	17.025313	18.921391	190,682.8736
01/01/2015 to 12/31/2015	18.921391	18.762957	183,592.0918
01/01/2016 to 12/31/2016	18.762957	20.536145	174,954.6895
01/01/2017 to 12/31/2017	20.536145	24.465740	159,755.1576
01/01/2018 to 12/31/2018	24.465740	22.877580	165,971.0764
01/01/2019 to 12/31/2019	22.877580	29.404980	142,064.3545
01/01/2020 to 12/31/2020	29.404980	34.044113	136,462.5954
MFS ® Value Sub-Account (Class B)
04/29/2013 to 12/31/2013	17.944162	20.917289	51,971.7468
01/01/2014 to 12/31/2014	20.917289	22.725377	37,514.7262
01/01/2015 to 12/31/2015	22.725377	22.249734	38,394.5696
01/01/2016 to 12/31/2016	22.249734	24.945586	35,185.9863
01/01/2017 to 12/31/2017	24.945586	28.824199	35,265.5278
01/01/2018 to 12/31/2018	28.824199	25.420820	36,800.1920
01/01/2019 to 12/31/2019	25.420820	32.435250	26,315.2199
01/01/2020 to 12/31/2020	32.435250	33.036564	37,115.3472
84

CONDENSED FINANCIAL INFORMATION (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MFS ® Value Sub-Account (Class B) (formerly Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.815149	8.615160	96,513.4404
01/01/2012 to 12/31/2012	8.615160	9.642956	100,159.9254
01/01/2013 to 04/26/2013	9.642956	10.551252	0.0000
Neuberger Berman Genesis Sub-Account (Class B)
04/29/2013 to 12/31/2013	19.190964	23.908788	53,467.7487
01/01/2014 to 12/31/2014	23.908788	23.423399	43,657.1548
01/01/2015 to 12/31/2015	23.423399	23.104506	37,535.1640
01/01/2016 to 12/31/2016	23.104506	26.879920	33,918.0712
01/01/2017 to 12/31/2017	26.879920	30.506109	27,357.7306
01/01/2018 to 12/31/2018	30.506109	27.880009	22,862.8848
01/01/2019 to 12/31/2019	27.880009	35.452681	19,781.6596
01/01/2020 to 12/31/2020	35.452681	43.461389	16,573.1536
Neuberger Berman Genesis Sub-Account (Class B) (formerly MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	15.176218	14.126604	97,665.7380
01/01/2012 to 12/31/2012	14.126604	14.613933	75,288.0230
01/01/2013 to 04/26/2013	14.613933	15.827907	0.0000
T. Rowe Price Large Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	16.563767	20.865466	87,034.6666
01/01/2014 to 12/31/2014	20.865466	22.313121	75,221.8665
01/01/2015 to 12/31/2015	22.313121	24.231045	81,706.8703
01/01/2016 to 12/31/2016	24.231045	24.175418	79,224.6563
01/01/2017 to 12/31/2017	24.175418	31.710407	71,577.2356
01/01/2018 to 12/31/2018	31.710407	30.797614	83,912.1710
01/01/2019 to 12/31/2019	30.797614	39.520948	75,416.8369
01/01/2020 to 12/31/2020	39.520948	53.063107	55,101.0783
T. Rowe Price Large Cap Growth Sub-Account (Class B) (formerly RCM Technology Sub-Account (Class B))
01/01/2011 to 12/31/2011	6.737666	5.965845	180,162.4399
01/01/2012 to 12/31/2012	5.965845	6.572172	143,664.0905
01/01/2013 to 04/26/2013	6.572172	6.865017	0.0000
VanEck Global Natural Resources Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.671588	15.288720	2,321.7774
01/01/2012 to 12/31/2012	15.288720	15.409403	2,010.5636
01/01/2013 to 12/31/2013	15.409403	16.770589	2,102.3810
01/01/2014 to 12/31/2014	16.770589	13.377435	1,066.6443
01/01/2015 to 12/31/2015	13.377435	8.839019	2,211.9820
01/01/2016 to 12/31/2016	8.839019	12.484863	1,337.3222
01/01/2017 to 12/31/2017	12.484863	12.177974	1,579.9352
01/01/2018 to 12/31/2018	12.177974	8.513052	1,706.0726
01/01/2019 to 12/31/2019	8.513052	9.398501	1,997.2305
01/01/2020 to 12/31/2020	9.398501	11.190857	1,952.6916
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
05/02/2016 to 12/31/2016	27.816150	28.784568	167,700.2038
01/01/2017 to 12/31/2017	28.784568	30.530431	153,924.5260
01/01/2018 to 12/31/2018	30.530431	28.790737	134,770.1953
01/01/2019 to 12/31/2019	28.790737	32.318385	119,161.0959
01/01/2020 to 12/31/2020	32.318385	33.856338	105,596.9360
85

CONDENSED FINANCIAL INFORMATION (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (formerly Met Investors Series Trust - Lord Abbett Bond Debenture Sub-Account (Class B))
01/01/2011 to 12/31/2011	22.820826	23.425811	329,853.8532
01/01/2012 to 12/31/2012	23.425811	25.997480	291,789.8651
01/01/2013 to 12/31/2013	25.997480	27.584862	243,330.3864
01/01/2014 to 12/31/2014	27.584862	28.415302	202,093.7975
01/01/2015 to 12/31/2015	28.415302	27.315181	176,321.4559
01/01/2016 to 04/29/2016	27.315181	28.113019	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
05/02/2016 to 12/31/2016	28.384110	29.398029	20,431.4822
01/01/2017 to 12/31/2017	29.398029	31.196357	18,854.8803
01/01/2018 to 12/31/2018	31.196357	29.451958	18,061.9874
01/01/2019 to 12/31/2019	29.451958	33.078852	16,168.5035
01/01/2020 to 12/31/2020	33.078852	34.705056	14,730.7188
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class E))
01/01/2011 to 12/31/2011	12.307762	12.512948	26,272.7059
01/01/2012 to 12/31/2012	12.512948	13.703146	32,377.6128
01/01/2013 to 12/31/2013	13.703146	13.655406	49,208.4362
01/01/2014 to 12/31/2014	13.655406	14.014656	45,306.4237
01/01/2015 to 12/31/2015	14.014656	13.570825	42,483.1311
01/01/2016 to 04/29/2016	13.570825	13.891353	0.0000
Western Asset Management U.S. Government Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.420744	16.986337	86,984.1514
01/01/2012 to 12/31/2012	16.986337	17.198787	84,251.4841
01/01/2013 to 12/31/2013	17.198787	16.747425	37,599.6927
01/01/2014 to 12/31/2014	16.747425	16.876560	21,516.3540
01/01/2015 to 12/31/2015	16.876560	16.634701	18,808.9727
01/01/2016 to 12/31/2016	16.634701	16.513066	17,690.1212
01/01/2017 to 12/31/2017	16.513066	16.499340	17,680.9028
01/01/2018 to 12/31/2018	16.499340	16.324645	16,989.0968
01/01/2019 to 12/31/2019	16.324645	16.968655	61,317.6531
01/01/2020 to 12/31/2020	16.968655	17.492478	54,779.5007
86

CONDENSED FINANCIAL INFORMATION (continued)
CLASS VA
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Sub-Account (Class III)
04/30/2018 to 12/31/2018	21.498595	19.804070	0.0000
01/01/2019 to 12/31/2019	19.804070	22.904379	0.0000
01/01/2020 to 12/31/2020	22.904379	27.153157	0.0000
Brighthouse Funds Trust I
AB Global Dynamic Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.178148	10.497446	5,189.9526
01/01/2013 to 12/31/2013	10.497446	11.459381	29,163.0295
01/01/2014 to 12/31/2014	11.459381	12.081996	58,095.9200
01/01/2015 to 12/31/2015	12.081996	11.935192	54,893.6108
01/01/2016 to 12/31/2016	11.935192	12.143818	63,424.3749
01/01/2017 to 12/31/2017	12.143818	13.552152	78,439.8596
01/01/2018 to 12/31/2018	13.552152	12.381420	75,412.8335
01/01/2019 to 12/31/2019	12.381420	14.358534	70,735.5660
01/01/2020 to 12/31/2020	14.358534	14.959964	67,863.5712
AB International Bond Sub-Account (Class B)
04/29/2019 to 12/31/2019	9.994084	10.357387	0.0000
01/01/2020 to 12/31/2020	10.357387	10.618314	0.0000
American Funds® Balanced Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.784098	9.405479	3,720,487.5387
01/01/2012 to 12/31/2012	9.405479	10.486500	3,636,994.6124
01/01/2013 to 12/31/2013	10.486500	12.208182	3,440,159.9043
01/01/2014 to 12/31/2014	12.208182	12.715716	3,237,064.4371
01/01/2015 to 12/31/2015	12.715716	12.400753	2,816,824.0450
01/01/2016 to 12/31/2016	12.400753	13.130747	2,691,878.8768
01/01/2017 to 12/31/2017	13.130747	15.071216	2,544,629.5379
01/01/2018 to 12/31/2018	15.071216	14.162702	2,432,186.2185
01/01/2019 to 12/31/2019	14.162702	16.626204	2,392,786.3290
01/01/2020 to 12/31/2020	16.626204	18.871223	2,060,558.1921
American Funds® Growth Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.306378	8.708073	2,613,840.2336
01/01/2012 to 12/31/2012	8.708073	9.933828	2,387,465.9683
01/01/2013 to 12/31/2013	9.933828	12.206386	2,213,019.1547
01/01/2014 to 12/31/2014	12.206386	12.754435	2,176,189.9736
01/01/2015 to 12/31/2015	12.754435	12.432218	2,132,234.5042
01/01/2016 to 12/31/2016	12.432218	13.304348	2,113,354.8316
01/01/2017 to 12/31/2017	13.304348	15.857161	2,082,995.9460
01/01/2018 to 12/31/2018	15.857161	14.674276	1,952,866.6382
01/01/2019 to 12/31/2019	14.674276	17.819099	1,736,540.2842
01/01/2020 to 12/31/2020	17.819099	20.462478	1,646,610.1179
American Funds® Growth Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.105799	8.532140	251,752.5607
01/01/2012 to 12/31/2012	8.532140	9.838177	222,989.5897
01/01/2013 to 12/31/2013	9.838177	12.540809	210,768.5145
01/01/2014 to 12/31/2014	12.540809	13.325075	224,367.2955
01/01/2015 to 12/31/2015	13.325075	13.936918	205,437.9853
01/01/2016 to 12/31/2016	13.936918	14.933854	187,201.3651
01/01/2017 to 12/31/2017	14.933854	18.760905	150,830.9277
01/01/2018 to 12/31/2018	18.760905	18.332413	145,860.8984
01/01/2019 to 12/31/2019	18.332413	23.467864	130,563.5809
01/01/2020 to 12/31/2020	23.467864	34.949168	106,169.6557
87

CONDENSED FINANCIAL INFORMATION (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds® Moderate Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	10.026861	9.867207	1,178,660.4354
01/01/2012 to 12/31/2012	9.867207	10.740633	1,153,882.2955
01/01/2013 to 12/31/2013	10.740633	11.975342	1,086,841.1016
01/01/2014 to 12/31/2014	11.975342	12.478537	1,051,979.2246
01/01/2015 to 12/31/2015	12.478537	12.166943	972,266.5251
01/01/2016 to 12/31/2016	12.166943	12.787964	873,723.1529
01/01/2017 to 12/31/2017	12.787964	14.188915	860,359.1450
01/01/2018 to 12/31/2018	14.188915	13.458526	819,660.8941
01/01/2019 to 12/31/2019	13.458526	15.354103	761,711.7624
01/01/2020 to 12/31/2020	15.354103	17.038496	686,228.4071
AQR Global Risk Balanced Sub-Account (Class B)
04/30/2012 to 12/31/2012	11.107341	11.482334	62,539.1831
01/01/2013 to 12/31/2013	11.482334	10.895034	134,695.0142
01/01/2014 to 12/31/2014	10.895034	11.128446	145,068.0627
01/01/2015 to 12/31/2015	11.128446	9.883533	122,102.4339
01/01/2016 to 12/31/2016	9.883533	10.577105	126,660.1801
01/01/2017 to 12/31/2017	10.577105	11.407300	121,448.5740
01/01/2018 to 12/31/2018	11.407300	10.491455	112,578.0853
01/01/2019 to 12/31/2019	10.491455	12.356676	63,097.4058
01/01/2020 to 12/31/2020	12.356676	12.502698	55,601.5317
BlackRock Global Tactical Strategies Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.934082	10.228279	25,787.9890
01/01/2013 to 12/31/2013	10.228279	11.081407	106,154.1305
01/01/2014 to 12/31/2014	11.081407	11.527592	149,704.3644
01/01/2015 to 12/31/2015	11.527592	11.309628	121,555.5653
01/01/2016 to 12/31/2016	11.309628	11.600120	138,263.7788
01/01/2017 to 12/31/2017	11.600120	12.910083	130,530.3304
01/01/2018 to 12/31/2018	12.910083	11.767660	120,299.9088
01/01/2019 to 12/31/2019	11.767660	13.941603	101,216.0989
01/01/2020 to 12/31/2020	13.941603	14.282476	111,319.5498
BlackRock High Yield Sub-Account (Class B)
01/01/2011 to 12/31/2011	19.606939	19.709415	63,772.1105
01/01/2012 to 12/31/2012	19.709415	22.558187	64,114.9242
01/01/2013 to 12/31/2013	22.558187	24.223673	65,832.9796
01/01/2014 to 12/31/2014	24.223673	24.575543	62,651.1808
01/01/2015 to 12/31/2015	24.575543	23.160238	59,441.4949
01/01/2016 to 12/31/2016	23.160238	25.926754	42,053.3982
01/01/2017 to 12/31/2017	25.926754	27.441522	36,507.3027
01/01/2018 to 12/31/2018	27.441522	26.174945	35,212.1552
01/01/2019 to 12/31/2019	26.174945	29.526483	36,140.8095
01/01/2020 to 12/31/2020	29.526483	31.175090	34,280.7707
Brighthouse Asset Allocation 100 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.321306	10.477473	1,330,524.7197
01/01/2012 to 12/31/2012	10.477473	12.012329	1,276,477.5885
01/01/2013 to 12/31/2013	12.012329	15.279383	1,244,756.5605
01/01/2014 to 12/31/2014	15.279383	15.770441	1,113,539.5382
01/01/2015 to 12/31/2015	15.770441	15.178031	1,006,585.2448
01/01/2016 to 12/31/2016	15.178031	16.245697	821,914.5060
01/01/2017 to 12/31/2017	16.245697	19.616323	752,347.4040
01/01/2018 to 12/31/2018	19.616323	17.325399	698,200.3433
01/01/2019 to 12/31/2019	17.325399	21.692716	628,504.8558
01/01/2020 to 12/31/2020	21.692716	25.334037	577,076.0174
88

CONDENSED FINANCIAL INFORMATION (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Balanced Plus Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.960927	10.395119	3,960.2735
01/01/2013 to 12/31/2013	10.395119	11.675982	411,154.7260
01/01/2014 to 12/31/2014	11.675982	12.574137	478,506.7046
01/01/2015 to 12/31/2015	12.574137	11.845004	504,039.2825
01/01/2016 to 12/31/2016	11.845004	12.606873	508,927.2628
01/01/2017 to 12/31/2017	12.606873	14.652688	383,920.8990
01/01/2018 to 12/31/2018	14.652688	13.330401	383,019.8700
01/01/2019 to 12/31/2019	13.330401	16.177976	330,898.1098
01/01/2020 to 12/31/2020	16.177976	17.878124	311,922.5208
Brighthouse Small Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.143934	15.325747	368,891.8414
01/01/2012 to 12/31/2012	15.325747	17.758225	248,306.0224
01/01/2013 to 12/31/2013	17.758225	23.100870	300,564.8186
01/01/2014 to 12/31/2014	23.100870	23.077950	271,303.7736
01/01/2015 to 12/31/2015	23.077950	21.440311	238,350.9909
01/01/2016 to 12/31/2016	21.440311	27.639680	196,859.2677
01/01/2017 to 12/31/2017	27.639680	30.324109	162,151.4688
01/01/2018 to 12/31/2018	30.324109	25.243424	141,358.0830
01/01/2019 to 12/31/2019	25.243424	31.927809	124,693.9520
01/01/2020 to 12/31/2020	31.927809	31.177187	115,954.9559
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.340627	9.853738	251,780.4865
01/01/2012 to 12/31/2012	9.853738	11.505677	395,265.7499
01/01/2013 to 12/31/2013	11.505677	10.737520	275,804.4530
01/01/2014 to 12/31/2014	10.737520	9.858227	268,805.2783
01/01/2015 to 12/31/2015	9.858227	8.344877	279,468.2890
01/01/2016 to 12/31/2016	8.344877	9.138735	251,598.7537
01/01/2017 to 12/31/2017	9.138735	11.518991	235,248.5552
01/01/2018 to 12/31/2018	11.518991	9.708047	237,572.6085
01/01/2019 to 12/31/2019	9.708047	11.513297	231,485.7767
01/01/2020 to 12/31/2020	11.513297	14.394152	210,829.0073
Brighthouse/Eaton Vance Floating Rate Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.195084	10.214674	10,143.5481
01/01/2012 to 12/31/2012	10.214674	10.766904	27,171.1595
01/01/2013 to 12/31/2013	10.766904	10.980504	34,886.3694
01/01/2014 to 12/31/2014	10.980504	10.864003	21,439.5310
01/01/2015 to 12/31/2015	10.864003	10.581094	22,800.1949
01/01/2016 to 12/31/2016	10.581094	11.355595	36,587.0674
01/01/2017 to 12/31/2017	11.355595	11.563724	33,576.1634
01/01/2018 to 12/31/2018	11.563724	11.391580	26,402.6142
01/01/2019 to 12/31/2019	11.391580	11.974686	14,392.1629
01/01/2020 to 12/31/2020	11.974686	12.003011	12,890.9596
Brighthouse/Franklin Low Duration Total Return Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.987535	9.740597	41,153.0489
01/01/2012 to 12/31/2012	9.740597	9.986641	57,949.6640
01/01/2013 to 12/31/2013	9.986641	9.922338	69,384.5257
01/01/2014 to 12/31/2014	9.922338	9.848415	51,876.2920
01/01/2015 to 12/31/2015	9.848415	9.612514	51,938.0170
01/01/2016 to 12/31/2016	9.612514	9.736865	50,880.7457
01/01/2017 to 12/31/2017	9.736865	9.690991	46,063.4024
01/01/2018 to 12/31/2018	9.690991	9.558720	42,374.4355
01/01/2019 to 12/31/2019	9.558720	9.823437	43,839.6216
01/01/2020 to 12/31/2020	9.823437	9.852578	46,051.4416
89

CONDENSED FINANCIAL INFORMATION (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Templeton International Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.119715	11.864590	2,056.6735
01/01/2012 to 12/31/2012	11.864590	13.316647	17,103.0465
01/01/2013 to 12/31/2013	13.316647	13.214774	19,298.3165
01/01/2014 to 12/31/2014	13.214774	13.127056	2,806.8004
01/01/2015 to 12/31/2015	13.127056	12.356527	2,694.8733
01/01/2016 to 12/31/2016	12.356527	12.242243	2,519.6144
01/01/2017 to 12/31/2017	12.242243	12.041259	2,755.6960
01/01/2018 to 12/31/2018	12.041259	11.943925	2,713.8622
01/01/2019 to 12/31/2019	11.943925	11.867825	2,876.2764
01/01/2020 to 12/31/2020	11.867825	10.967018	3,327.5458
Clarion Global Real Estate Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.886119	12.876948	181,275.4715
01/01/2012 to 12/31/2012	12.876948	15.932812	173,902.1391
01/01/2013 to 12/31/2013	15.932812	16.203410	168,721.1437
01/01/2014 to 12/31/2014	16.203410	18.025806	149,686.7665
01/01/2015 to 12/31/2015	18.025806	17.456087	133,216.9319
01/01/2016 to 12/31/2016	17.456087	17.294568	125,290.4153
01/01/2017 to 12/31/2017	17.294568	18.812199	121,623.4104
01/01/2018 to 12/31/2018	18.812199	16.877417	113,610.4421
01/01/2019 to 12/31/2019	16.877417	20.689042	97,700.4245
01/01/2020 to 12/31/2020	20.689042	19.299451	100,820.5832
Harris Oakmark International Sub-Account (Class B)
01/01/2011 to 12/31/2011	19.227231	16.192619	340,157.1260
01/01/2012 to 12/31/2012	16.192619	20.554229	302,938.1809
01/01/2013 to 12/31/2013	20.554229	26.342855	280,422.8714
01/01/2014 to 12/31/2014	26.342855	24.374836	242,136.9359
01/01/2015 to 12/31/2015	24.374836	22.857379	225,877.8639
01/01/2016 to 12/31/2016	22.857379	24.285490	210,867.8659
01/01/2017 to 12/31/2017	24.285490	31.111778	185,936.8420
01/01/2018 to 12/31/2018	31.111778	23.228946	179,978.3353
01/01/2019 to 12/31/2019	23.228946	28.408437	157,374.0410
01/01/2020 to 12/31/2020	28.408437	29.328324	151,817.1589
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010647	1.045112	2,063,757.0497
01/01/2013 to 12/31/2013	1.045112	1.045571	1,893,930.5170
01/01/2014 to 12/31/2014	1.045571	1.084229	1,601,080.0032
01/01/2015 to 12/31/2015	1.084229	1.020107	1,545,552.9545
01/01/2016 to 12/31/2016	1.020107	1.119301	1,594,196.9339
01/01/2017 to 12/31/2017	1.119301	1.209332	1,689,534.0344
01/01/2018 to 12/31/2018	1.209332	1.111214	1,562,419.2960
01/01/2019 to 12/31/2019	1.111214	1.258156	939,903.1399
01/01/2020 to 12/31/2020	1.258156	1.360904	906,335.7033
Invesco Comstock Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.065751	9.739920	203,882.6207
01/01/2012 to 12/31/2012	9.739920	11.328525	190,693.4822
01/01/2013 to 12/31/2013	11.328525	15.064004	203,976.4960
01/01/2014 to 12/31/2014	15.064004	16.173046	178,040.3917
01/01/2015 to 12/31/2015	16.173046	14.936038	167,274.6283
01/01/2016 to 12/31/2016	14.936038	17.207145	142,618.4066
01/01/2017 to 12/31/2017	17.207145	19.946752	134,195.7977
01/01/2018 to 12/31/2018	19.946752	17.207852	127,343.6584
01/01/2019 to 12/31/2019	17.207852	21.118639	115,376.9585
01/01/2020 to 12/31/2020	21.118639	20.635896	115,120.2087
90

CONDENSED FINANCIAL INFORMATION (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Invesco Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.327193	14.891553	376,693.7405
01/01/2012 to 12/31/2012	14.891553	17.290758	262,322.7907
01/01/2013 to 12/31/2013	17.290758	23.805318	319,630.3724
01/01/2014 to 12/31/2014	23.805318	25.230252	219,059.4686
01/01/2015 to 12/31/2015	25.230252	24.356456	246,796.9706
01/01/2016 to 12/31/2016	24.356456	26.657372	177,440.4265
01/01/2017 to 12/31/2017	26.657372	32.816005	155,427.6019
01/01/2018 to 12/31/2018	32.816005	29.311396	142,452.3771
01/01/2019 to 12/31/2019	29.311396	35.815519	132,366.6160
01/01/2020 to 12/31/2020	35.815519	55.142201	115,541.7798
JPMorgan Core Bond Sub-Account (Class B)
04/29/2013 to 12/31/2013	11.009975	10.444963	85,438.0167
01/01/2014 to 12/31/2014	10.444963	10.781011	83,817.6709
01/01/2015 to 12/31/2015	10.781011	10.639824	89,903.9016
01/01/2016 to 12/31/2016	10.639824	10.683050	90,417.9567
01/01/2017 to 12/31/2017	10.683050	10.840479	96,120.3877
01/01/2018 to 12/31/2018	10.840479	10.648338	94,375.5000
01/01/2019 to 12/31/2019	10.648338	11.317516	96,003.4454
01/01/2020 to 12/31/2020	11.317516	11.992351	99,495.6036
JPMorgan Core Bond Sub-Account (Class B) (formerly JPMorgan Core Bond Sub-Account (Class C) and before that American Funds® Bond Sub-Account (Class C))
01/01/2011 to 12/31/2011	10.245177	10.645421	85,889.9308
01/01/2012 to 12/31/2012	10.645421	10.968482	81,720.2668
01/01/2013 to 04/26/2013	10.968482	10.939784	0.0000
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012701	1.047153	60,756.8599
01/01/2013 to 12/31/2013	1.047153	1.141470	214,830.1202
01/01/2014 to 12/31/2014	1.141470	1.199313	856,267.8665
01/01/2015 to 12/31/2015	1.199313	1.188452	368,009.6133
01/01/2016 to 12/31/2016	1.188452	1.201136	516,439.2395
01/01/2017 to 12/31/2017	1.201136	1.376287	514,108.5071
01/01/2018 to 12/31/2018	1.376287	1.254448	531,432.7952
01/01/2019 to 12/31/2019	1.254448	1.440450	413,056.9632
01/01/2020 to 12/31/2020	1.440450	1.587650	365,489.8592
JPMorgan Global Active Allocation Sub-Account (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996796	1.037539	0.0000
01/01/2015 to 12/31/2015	1.037539	1.009006	0.0000
01/01/2016 to 12/31/2016	1.009006	1.010776	28,667.9543
01/01/2017 to 12/31/2017	1.010776	1.146561	38,543.1455
01/01/2018 to 04/30/2018	1.146561	1.116675	0.0000
Loomis Sayles Global Allocation Sub-Account (Class B) (formerly Loomis Sayles Global Markets Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.801388	12.387038	148,487.6007
01/01/2012 to 12/31/2012	12.387038	14.224693	106,257.2654
01/01/2013 to 12/31/2013	14.224693	16.363954	101,570.1525
01/01/2014 to 12/31/2014	16.363954	16.629275	86,688.3877
01/01/2015 to 12/31/2015	16.629275	16.533129	117,207.0214
01/01/2016 to 12/31/2016	16.533129	17.013925	55,822.2046
01/01/2017 to 12/31/2017	17.013925	20.549735	50,961.1050
01/01/2018 to 12/31/2018	20.549735	19.093768	49,163.3549
01/01/2019 to 12/31/2019	19.093768	23.915033	46,263.3229
01/01/2020 to 12/31/2020	23.915033	26.960690	46,134.0471
91

CONDENSED FINANCIAL INFORMATION (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Loomis Sayles Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	7.265437	7.367833	835,271.7525
01/01/2012 to 12/31/2012	7.367833	8.574900	766,531.6980
01/01/2013 to 12/31/2013	8.574900	12.262580	676,170.6117
01/01/2014 to 12/31/2014	12.262580	14.319275	596,554.9374
01/01/2015 to 12/31/2015	14.319275	13.496115	548,961.2803
01/01/2016 to 12/31/2016	13.496115	13.610663	528,059.9942
01/01/2017 to 12/31/2017	13.610663	15.829482	497,897.3619
01/01/2018 to 12/31/2018	15.829482	14.448255	440,535.9505
01/01/2019 to 12/31/2019	14.448255	17.535100	408,703.9064
01/01/2020 to 12/31/2020	17.535100	22.771993	344,863.0977
Loomis Sayles Growth Sub-Account (Class B) (formerly ClearBridge Aggressive Growth Sub-Account II (Class B))
01/01/2011 to 12/31/2011	138.571745	125.835311	505.6277
01/01/2012 to 12/31/2012	125.835311	151.404221	1,120.6220
01/01/2013 to 12/31/2013	151.404221	191.509486	748.4861
01/01/2014 to 04/25/2014	191.509486	199.169061	0.0000
Loomis Sayles Growth Sub-Account (Class B) (formerly Legg Mason Value Equity Sub-Account (Class B))
01/01/2011 to 04/29/2011	6.540272	6.945274	0.0000
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	1.077631	1.123774	31,337.6918
01/01/2014 to 12/31/2014	1.123774	1.205943	135,426.8925
01/01/2015 to 12/31/2015	1.205943	1.170076	274,724.9880
01/01/2016 to 12/31/2016	1.170076	1.199325	255,701.9051
01/01/2017 to 12/31/2017	1.199325	1.361091	4,108,469.3007
01/01/2018 to 12/31/2018	1.361091	1.240632	3,898,207.6196
01/01/2019 to 12/31/2019	1.240632	1.483050	3,868,707.0978
01/01/2020 to 12/31/2020	1.483050	1.552043	3,821,096.4785
MFS ® Research International Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.990078	12.274831	477,435.5115
01/01/2012 to 12/31/2012	12.274831	14.075937	557,370.7408
01/01/2013 to 12/31/2013	14.075937	16.489817	399,200.6228
01/01/2014 to 12/31/2014	16.489817	15.070088	365,759.8138
01/01/2015 to 12/31/2015	15.070088	14.538673	350,026.5362
01/01/2016 to 12/31/2016	14.538673	14.154316	333,718.6671
01/01/2017 to 12/31/2017	14.154316	17.816812	301,507.7952
01/01/2018 to 12/31/2018	17.816812	15.048218	280,434.8965
01/01/2019 to 12/31/2019	15.048218	18.964604	276,309.3727
01/01/2020 to 12/31/2020	18.964604	21.049831	249,699.8882
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999754	1.032732	0.0000
01/01/2015 to 12/31/2015	1.032732	0.958753	0.0000
01/01/2016 to 12/31/2016	0.958753	1.046394	19,111.0620
01/01/2017 to 12/31/2017	1.046394	1.157256	15,416.9171
01/01/2018 to 12/31/2018	1.157256	1.050215	0.0000
01/01/2019 to 12/31/2019	1.050215	1.258348	0.0000
01/01/2020 to 12/31/2020	1.258348	1.382266	0.0000
92

CONDENSED FINANCIAL INFORMATION (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO Inflation Protected Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.359664	14.583906	522,777.4984
01/01/2012 to 12/31/2012	14.583906	15.630297	458,817.4301
01/01/2013 to 12/31/2013	15.630297	13.927562	448,389.8588
01/01/2014 to 12/31/2014	13.927562	14.074860	414,385.7765
01/01/2015 to 12/31/2015	14.074860	13.393833	376,259.3810
01/01/2016 to 12/31/2016	13.393833	13.810534	361,228.0233
01/01/2017 to 12/31/2017	13.810534	14.035225	331,369.4677
01/01/2018 to 12/31/2018	14.035225	13.451422	299,523.3386
01/01/2019 to 12/31/2019	13.451422	14.304120	263,191.7901
01/01/2020 to 12/31/2020	14.304120	15.669788	248,161.5678
PIMCO Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.752043	15.962182	1,321,654.2392
01/01/2012 to 12/31/2012	15.962182	17.129299	1,204,297.3140
01/01/2013 to 12/31/2013	17.129299	16.501480	1,104,260.1509
01/01/2014 to 12/31/2014	16.501480	16.886492	989,574.6569
01/01/2015 to 12/31/2015	16.886492	16.586082	879,229.8615
01/01/2016 to 12/31/2016	16.586082	16.715339	862,620.4311
01/01/2017 to 12/31/2017	16.715339	17.156877	852,758.9925
01/01/2018 to 12/31/2018	17.156877	16.810424	757,221.8055
01/01/2019 to 12/31/2019	16.810424	17.907644	714,611.6449
01/01/2020 to 12/31/2020	17.907644	19.084652	670,098.9702
Schroders Global Multi-Asset Sub-Account (Class B) (formerly Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.214980	10.723087	123,980.0761
01/01/2014 to 12/31/2014	10.723087	11.441855	181,280.1454
01/01/2015 to 12/31/2015	11.441855	11.097109	150,293.6596
01/01/2016 to 12/31/2016	11.097109	11.396794	138,536.7897
01/01/2017 to 12/31/2017	11.396794	13.037902	8,676.5422
01/01/2018 to 04/30/2018	13.037902	12.453412	0.0000
Schroders Global Multi-Asset Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010679	1.065216	489,598.0398
01/01/2013 to 12/31/2013	1.065216	1.151996	930,018.6103
01/01/2014 to 12/31/2014	1.151996	1.219011	977,785.6248
01/01/2015 to 12/31/2015	1.219011	1.186739	1,047,213.7630
01/01/2016 to 12/31/2016	1.186739	1.231461	962,467.9228
01/01/2017 to 12/31/2017	1.231461	1.382471	964,595.7819
01/01/2018 to 12/31/2018	1.382471	1.229726	919,191.9148
01/01/2019 to 12/31/2019	1.229726	1.467373	443,451.0923
01/01/2020 to 12/31/2020	1.467373	1.471499	440,556.4733
SSGA Emerging Markets Enhanced Index Sub-Account (Class B)
04/29/2019 to 12/31/2019	9.994084	10.357387	0.0000
01/01/2020 to 12/31/2020	10.357387	10.618314	0.0000
SSGA Growth and Income ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.439728	11.355300	517,220.4676
01/01/2012 to 12/31/2012	11.355300	12.584198	425,526.0812
01/01/2013 to 12/31/2013	12.584198	13.958021	425,456.7987
01/01/2014 to 12/31/2014	13.958021	14.505773	368,391.9583
01/01/2015 to 12/31/2015	14.505773	13.967291	322,806.9862
01/01/2016 to 12/31/2016	13.967291	14.511610	306,428.2172
01/01/2017 to 12/31/2017	14.511610	16.514029	278,106.2158
01/01/2018 to 12/31/2018	16.514029	15.160427	254,187.9114
01/01/2019 to 12/31/2019	15.160427	17.809813	239,559.6506
01/01/2020 to 12/31/2020	17.809813	19.210210	221,893.3488
93

CONDENSED FINANCIAL INFORMATION (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
SSGA Growth ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.026635	10.599738	286,855.9251
01/01/2012 to 12/31/2012	10.599738	11.974538	294,720.9772
01/01/2013 to 12/31/2013	11.974538	13.886441	307,667.6569
01/01/2014 to 12/31/2014	13.886441	14.372340	309,739.1988
01/01/2015 to 12/31/2015	14.372340	13.789705	327,792.1752
01/01/2016 to 12/31/2016	13.789705	14.475466	287,217.1556
01/01/2017 to 12/31/2017	14.475466	17.009871	274,988.8739
01/01/2018 to 12/31/2018	17.009871	15.243552	257,054.7331
01/01/2019 to 12/31/2019	15.243552	18.331786	240,726.0052
01/01/2020 to 12/31/2020	18.331786	19.939159	216,673.8229
T. Rowe Price Large Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	47.141906	44.445719	335,102.1328
01/01/2012 to 12/31/2012	44.445719	51.496264	329,415.0186
01/01/2013 to 12/31/2013	51.496264	67.660932	263,824.3044
01/01/2014 to 12/31/2014	67.660932	75.279414	266,658.1850
01/01/2015 to 12/31/2015	75.279414	71.285095	220,244.0401
01/01/2016 to 12/31/2016	71.285095	81.176371	215,566.9549
01/01/2017 to 12/31/2017	81.176371	93.245806	189,555.8010
01/01/2018 to 12/31/2018	93.245806	83.186163	168,600.4169
01/01/2019 to 12/31/2019	83.186163	103.366956	151,747.5230
01/01/2020 to 12/31/2020	103.366956	104.430997	145,822.5498
T. Rowe Price Mid Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.078183	9.735655	607,434.9428
01/01/2012 to 12/31/2012	9.735655	10.869334	572,135.0898
01/01/2013 to 12/31/2013	10.869334	14.580492	528,126.6336
01/01/2014 to 12/31/2014	14.580492	16.149772	353,334.2371
01/01/2015 to 12/31/2015	16.149772	16.920211	389,996.5990
01/01/2016 to 12/31/2016	16.920211	17.651325	283,430.1207
01/01/2017 to 12/31/2017	17.651325	21.627224	260,601.1093
01/01/2018 to 12/31/2018	21.627224	20.773818	233,519.0572
01/01/2019 to 12/31/2019	20.773818	26.742170	215,569.5371
01/01/2020 to 12/31/2020	26.742170	32.545417	202,495.5545
Victory Sycamore Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	24.868818	23.522724	155,003.4132
01/01/2012 to 12/31/2012	23.522724	26.496199	145,101.9986
01/01/2013 to 12/31/2013	26.496199	33.910186	177,908.4943
01/01/2014 to 12/31/2014	33.910186	36.516974	169,571.5388
01/01/2015 to 12/31/2015	36.516974	32.644245	109,936.5915
01/01/2016 to 12/31/2016	32.644245	37.032845	129,476.4644
01/01/2017 to 12/31/2017	37.032845	39.820499	111,016.9477
01/01/2018 to 12/31/2018	39.820499	35.137970	100,409.6290
01/01/2019 to 12/31/2019	35.137970	44.514283	92,013.8574
01/01/2020 to 12/31/2020	44.514283	47.057749	84,307.6361
Wells Capital Management Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.113932	13.910583	120,617.2515
01/01/2012 to 12/31/2012	13.910583	16.136315	106,272.5651
01/01/2013 to 12/31/2013	16.136315	21.023179	97,683.5078
01/01/2014 to 12/31/2014	21.023179	23.379678	82,000.4297
01/01/2015 to 12/31/2015	23.379678	20.868641	75,518.4148
01/01/2016 to 12/31/2016	20.868641	23.198484	75,367.1052
01/01/2017 to 12/31/2017	23.198484	25.244402	70,715.8769
01/01/2018 to 12/31/2018	25.244402	21.496438	63,958.4622
01/01/2019 to 12/31/2019	21.496438	28.614894	50,394.5591
01/01/2020 to 12/31/2020	28.614894	28.865970	47,149.7691
94

CONDENSED FINANCIAL INFORMATION (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management Government Income Sub-Account (Class B) (formerly Fidelity Institutional Asset Management® Government Income Sub-Account (Class B))
04/30/2012 to 12/31/2012	10.729226	10.865912	40,902.4915
01/01/2013 to 12/31/2013	10.865912	10.189740	39,474.2888
01/01/2014 to 12/31/2014	10.189740	10.764236	17,646.5389
01/01/2015 to 12/31/2015	10.764236	10.617679	23,631.2964
01/01/2016 to 12/31/2016	10.617679	10.565643	18,197.4663
01/01/2017 to 12/31/2017	10.565643	10.647479	23,500.6897
01/01/2018 to 12/31/2018	10.647479	10.449715	36,142.4789
01/01/2019 to 12/31/2019	10.449715	11.032398	16,824.1326
01/01/2020 to 12/31/2020	11.032398	11.666889	73,046.2183
Brighthouse Funds Trust II
Baillie Gifford International Stock Sub-Account (Class B)
04/29/2013 to 12/31/2013	13.591377	14.875007	70,935.5639
01/01/2014 to 12/31/2014	14.875007	14.121177	70,552.8620
01/01/2015 to 12/31/2015	14.121177	13.568265	71,647.9353
01/01/2016 to 12/31/2016	13.568265	13.999304	67,163.9269
01/01/2017 to 12/31/2017	13.999304	18.547795	58,399.9164
01/01/2018 to 12/31/2018	18.547795	15.083529	57,443.1147
01/01/2019 to 12/31/2019	15.083529	19.615332	52,642.3475
01/01/2020 to 12/31/2020	19.615332	24.323433	47,919.4910
Baillie Gifford International Stock Sub-Account (Class B) (formerly American Funds® International Sub-Account (Class C))
01/01/2011 to 12/31/2011	8.876070	7.472605	120,514.0081
01/01/2012 to 12/31/2012	7.472605	8.618659	106,573.4907
01/01/2013 to 04/26/2013	8.618659	8.927398	0.0000
BlackRock Bond Income Portfolio
04/30/2018 to 12/31/2018	52.624981	52.707389	10,897.9164
01/01/2019 to 12/31/2019	52.707389	56.712589	8,044.8580
01/01/2020 to 12/31/2020	56.712589	60.341049	8,200.1679
BlackRock Capital Appreciation Portfolio
04/30/2018 to 12/31/2018	59.771321	56.000747	0.0000
01/01/2019 to 12/31/2019	56.000747	72.886022	0.0000
01/01/2020 to 12/31/2020	72.886022	100.439286	0.0000
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.173286	9.992289	1,202,849.4439
01/01/2012 to 12/31/2012	9.992289	9.813061	1,144,877.0364
01/01/2013 to 12/31/2013	9.813061	9.637997	734,027.6940
01/01/2014 to 12/31/2014	9.637997	9.466058	676,585.0545
01/01/2015 to 12/31/2015	9.466058	9.297185	735,108.1518
01/01/2016 to 12/31/2016	9.297185	9.141565	731,804.6032
01/01/2017 to 12/31/2017	9.141565	9.035909	551,568.9217
01/01/2018 to 12/31/2018	9.035909	9.011288	463,544.5010
01/01/2019 to 12/31/2019	9.011288	9.016758	524,124.3907
01/01/2020 to 12/31/2020	9.016758	8.872482	486,524.2018
Brighthouse Asset Allocation 20 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.453089	13.682515	13,981.2944
01/01/2015 to 12/31/2015	13.682515	13.359733	49,276.4636
01/01/2016 to 12/31/2016	13.359733	13.715825	71,093.4173
01/01/2017 to 12/31/2017	13.715825	14.405732	68,810.8373
01/01/2018 to 12/31/2018	14.405732	13.777940	55,121.5388
01/01/2019 to 12/31/2019	13.777940	15.120346	74,398.3683
01/01/2020 to 12/31/2020	15.120346	16.263168	157,456.0157
95

CONDENSED FINANCIAL INFORMATION (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Defensive Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.792861	11.788574	3,096,012.1286
01/01/2012 to 12/31/2012	11.788574	12.840462	2,862,196.1934
01/01/2013 to 12/31/2013	12.840462	13.756466	2,091,940.1540
01/01/2014 to 04/25/2014	13.756466	13.852173	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Moderate Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.855988	11.631326	4,847,688.4421
01/01/2012 to 12/31/2012	11.631326	12.838561	4,531,143.4256
01/01/2013 to 12/31/2013	12.838561	14.403353	3,999,718.6892
01/01/2014 to 04/25/2014	14.403353	14.448906	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.036313	14.390080	5,445,938.2373
01/01/2015 to 12/31/2015	14.390080	13.981661	4,900,397.5355
01/01/2016 to 12/31/2016	13.981661	14.568240	4,449,925.9778
01/01/2017 to 12/31/2017	14.568240	15.831892	3,902,999.5794
01/01/2018 to 12/31/2018	15.831892	14.863638	3,417,381.3833
01/01/2019 to 12/31/2019	14.863638	16.875273	2,973,266.1364
01/01/2020 to 12/31/2020	16.875273	18.402835	2,728,394.2319
Brighthouse Asset Allocation 60 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Balanced Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.639689	11.237801	15,303,664.1037
01/01/2012 to 12/31/2012	11.237801	12.573811	14,405,559.8417
01/01/2013 to 12/31/2013	12.573811	14.747678	13,359,110.2385
01/01/2014 to 04/25/2014	14.747678	14.749798	0.0000
Brighthouse Asset Allocation 60 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.434587	14.910526	12,394,479.9853
01/01/2015 to 12/31/2015	14.910526	14.458852	11,168,701.9613
01/01/2016 to 12/31/2016	14.458852	15.209943	10,295,072.4353
01/01/2017 to 12/31/2017	15.209943	17.140160	9,194,586.4537
01/01/2018 to 12/31/2018	17.140160	15.801741	8,332,688.9967
01/01/2019 to 12/31/2019	15.801741	18.534365	7,583,365.2827
01/01/2020 to 12/31/2020	18.534365	20.724035	6,840,097.6905
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Growth Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.527582	10.883780	12,854,262.5677
01/01/2012 to 12/31/2012	10.883780	12.368927	11,785,991.4468
01/01/2013 to 12/31/2013	12.368927	15.296509	11,423,391.3074
01/01/2014 to 04/25/2014	15.296509	15.215505	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly MetLife Growth Strategy Sub-Account (Class B) and before that Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.571990	9.236064	544,047.1713
01/01/2012 to 12/31/2012	9.236064	10.532994	526,519.1755
01/01/2013 to 04/26/2013	10.532994	11.324926	0.0000
96

CONDENSED FINANCIAL INFORMATION (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 80 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.408551	14.969507	11,007,746.8515
01/01/2015 to 12/31/2015	14.969507	14.453064	10,102,971.7770
01/01/2016 to 12/31/2016	14.453064	15.350843	9,239,131.0969
01/01/2017 to 12/31/2017	15.350843	17.966920	8,330,152.7301
01/01/2018 to 12/31/2018	17.966920	16.213236	7,690,792.0009
01/01/2019 to 12/31/2019	16.213236	19.702479	6,839,751.9931
01/01/2020 to 12/31/2020	19.702479	22.561262	6,237,080.5727
Brighthouse/Artisan Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.339080	13.951958	230,214.7237
01/01/2012 to 12/31/2012	13.951958	15.288669	227,434.9548
01/01/2013 to 12/31/2013	15.288669	20.498259	226,140.7731
01/01/2014 to 12/31/2014	20.498259	20.469564	203,587.8705
01/01/2015 to 12/31/2015	20.469564	18.161276	186,126.7284
01/01/2016 to 12/31/2016	18.161276	21.877849	163,343.5623
01/01/2017 to 12/31/2017	21.877849	24.183224	144,341.4992
01/01/2018 to 12/31/2018	24.183224	20.562748	135,476.4839
01/01/2019 to 12/31/2019	20.562748	24.929656	124,690.7221
01/01/2020 to 12/31/2020	24.929656	25.948005	121,694.0782
Brighthouse/Dimensional International Small Company Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.094897	14.061559	6,668.7874
01/01/2012 to 12/31/2012	14.061559	16.281954	7,454.5487
01/01/2013 to 12/31/2013	16.281954	20.405601	12,789.2166
01/01/2014 to 12/31/2014	20.405601	18.699838	12,444.6349
01/01/2015 to 12/31/2015	18.699838	19.423236	22,503.2465
01/01/2016 to 12/31/2016	19.423236	20.188248	22,542.2040
01/01/2017 to 12/31/2017	20.188248	25.866578	23,554.1732
01/01/2018 to 12/31/2018	25.866578	20.179051	23,274.5424
01/01/2019 to 12/31/2019	20.179051	24.384360	23,904.6867
01/01/2020 to 12/31/2020	24.384360	26.053472	21,009.2489
Brighthouse/Wellington Core Equity Opportunities (Class B)
05/02/2016 to 12/31/2016	21.749126	22.078608	47,712.0703
01/01/2017 to 12/31/2017	22.078608	25.764862	47,118.5066
01/01/2018 to 12/31/2018	25.764862	25.213359	41,783.3888
01/01/2019 to 12/31/2019	25.213359	32.352260	34,852.4344
01/01/2020 to 12/31/2020	32.352260	35.259699	33,524.3964
Brighthouse/Wellington Core Equity Opportunities (Class B) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class B))
01/01/2011 to 12/31/2011	17.548973	16.396759	55,261.9462
01/01/2012 to 12/31/2012	16.396759	17.773798	51,422.9335
01/01/2013 to 12/31/2013	17.773798	23.167563	51,819.0742
01/01/2014 to 12/31/2014	23.167563	25.241683	49,647.7236
01/01/2015 to 12/31/2015	25.241683	24.729244	44,033.7749
01/01/2016 to 04/29/2016	24.729244	24.850964	0.0000
97

CONDENSED FINANCIAL INFORMATION (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Wellington Core Equity Opportunities (Class E)
01/01/2011 to 12/31/2011	12.369630	11.641659	987,619.3230
01/01/2012 to 12/31/2012	11.641659	12.885091	857,991.0856
01/01/2013 to 12/31/2013	12.885091	16.898436	754,758.6576
01/01/2014 to 12/31/2014	16.898436	18.330797	664,359.8467
01/01/2015 to 12/31/2015	18.330797	18.411859	591,855.9892
01/01/2016 to 12/31/2016	18.411859	19.376793	529,058.4030
01/01/2017 to 12/31/2017	19.376793	22.632977	483,913.2955
01/01/2018 to 12/31/2018	22.632977	22.171576	442,236.0359
01/01/2019 to 12/31/2019	22.171576	28.476903	380,313.1732
01/01/2020 to 12/31/2020	28.476903	31.066381	341,982.1770
Frontier Mid Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	14.489942	17.226997	69,223.6879
01/01/2014 to 12/31/2014	17.226997	18.759852	57,054.4151
01/01/2015 to 12/31/2015	18.759852	18.905012	44,427.8319
01/01/2016 to 12/31/2016	18.905012	19.525432	39,802.2079
01/01/2017 to 12/31/2017	19.525432	23.960265	35,176.0948
01/01/2018 to 12/31/2018	23.960265	22.141839	32,920.5444
01/01/2019 to 12/31/2019	22.141839	28.888222	27,058.8076
01/01/2020 to 12/31/2020	28.888222	37.276110	25,621.0545
Frontier Mid Cap Growth Sub-Account (Class B) (formerly Turner Mid Cap Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	14.117238	12.830735	75,490.4088
01/01/2012 to 12/31/2012	12.830735	13.359163	76,085.4478
01/01/2013 to 04/26/2013	13.359163	14.396828	0.0000
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.894387	11.708536	391,632.6187
01/01/2012 to 12/31/2012	11.708536	13.287480	770,040.2188
01/01/2013 to 12/31/2013	13.287480	17.844249	688,823.4226
01/01/2014 to 12/31/2014	17.844249	19.058273	687,221.2642
01/01/2015 to 12/31/2015	19.058273	20.691121	575,660.4057
01/01/2016 to 12/31/2016	20.691121	20.295634	459,128.3347
01/01/2017 to 12/31/2017	20.295634	27.308289	396,442.2104
01/01/2018 to 12/31/2018	27.308289	26.848924	360,305.4159
01/01/2019 to 12/31/2019	26.848924	34.938974	325,779.1518
01/01/2020 to 12/31/2020	34.938974	53.659855	275,195.6392
Jennison Growth Sub-Account (Class B) (formerly Jennison Large Cap Equity Sub-Account (Class B) and before that Rainier Large Cap Equity Sub-Account (Class B))
01/01/2011 to 12/31/2011	7.822517	7.388228	222,381.5193
01/01/2012 to 12/31/2012	7.388228	8.175281	21,753.4939
01/01/2013 to 04/26/2013	8.175281	8.774528	0.0000
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.086054	7.832451	686,579.4063
01/01/2012 to 04/27/2012	7.832451	8.800013	0.0000
98

CONDENSED FINANCIAL INFORMATION (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MetLife Aggregate Bond Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	14.809536	15.586135	11,688.6909
01/01/2012 to 12/31/2012	15.586135	15.855089	15,848.2219
01/01/2013 to 12/31/2013	15.855089	15.171972	9,739.7190
01/01/2014 to 12/31/2014	15.171972	15.714905	11,614.2995
01/01/2015 to 12/31/2015	15.714905	15.425862	21,883.0563
01/01/2016 to 12/31/2016	15.425862	15.466796	20,831.0222
01/01/2017 to 12/31/2017	15.466796	15.637896	21,806.5342
01/01/2018 to 12/31/2018	15.637896	15.281988	21,065.6757
01/01/2019 to 12/31/2019	15.281988	16.261603	21,254.1422
01/01/2020 to 12/31/2020	16.261603	17.070960	24,708.2512
MetLife Mid Cap Stock Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	16.444869	15.790359	5,068.6268
01/01/2012 to 12/31/2012	15.790359	18.184822	5,444.2590
01/01/2013 to 12/31/2013	18.184822	23.710385	9,137.4498
01/01/2014 to 12/31/2014	23.710385	25.432717	13,020.8327
01/01/2015 to 12/31/2015	25.432717	24.310190	14,014.7385
01/01/2016 to 12/31/2016	24.310190	28.671634	15,306.9460
01/01/2017 to 12/31/2017	28.671634	32.555673	16,545.3461
01/01/2018 to 12/31/2018	32.555673	28.274176	15,912.5242
01/01/2019 to 12/31/2019	28.274176	34.862102	12,356.1358
01/01/2020 to 12/31/2020	34.862102	38.712861	10,996.3682
MetLife MSCI EAFE® Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	12.037580	10.327221	818.1329
01/01/2012 to 12/31/2012	10.327221	11.961547	1,570.5152
01/01/2013 to 12/31/2013	11.961547	14.266681	4,280.1639
01/01/2014 to 12/31/2014	14.266681	13.125095	5,624.9478
01/01/2015 to 12/31/2015	13.125095	12.721950	4,094.6342
01/01/2016 to 12/31/2016	12.721950	12.616036	8,566.0549
01/01/2017 to 12/31/2017	12.616036	15.433067	10,432.4373
01/01/2018 to 12/31/2018	15.433067	13.015614	12,367.7838
01/01/2019 to 12/31/2019	13.015614	15.541783	11,972.2694
01/01/2020 to 12/31/2020	15.541783	16.411193	11,124.5361
MetLife Russell 2000® Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	16.736517	15.727087	5,294.0475
01/01/2012 to 12/31/2012	15.727087	17.907911	7,143.4603
01/01/2013 to 12/31/2013	17.907911	24.293548	17,911.7560
01/01/2014 to 12/31/2014	24.293548	24.988752	21,042.0136
01/01/2015 to 12/31/2015	24.988752	23.429556	17,758.9461
01/01/2016 to 12/31/2016	23.429556	27.826941	16,294.3585
01/01/2017 to 12/31/2017	27.826941	31.240082	17,492.0861
01/01/2018 to 12/31/2018	31.240082	27.241574	14,909.4699
01/01/2019 to 12/31/2019	27.241574	33.498718	17,466.6041
01/01/2020 to 12/31/2020	33.498718	39.235678	15,048.3916
MetLife Stock Index Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.510447	11.492700	244,933.6841
01/01/2012 to 12/31/2012	11.492700	13.030657	238,255.2995
01/01/2013 to 12/31/2013	13.030657	16.858533	221,661.6539
01/01/2014 to 12/31/2014	16.858533	18.730418	197,774.5182
01/01/2015 to 12/31/2015	18.730418	18.568010	175,086.0369
01/01/2016 to 12/31/2016	18.568010	20.316679	172,426.4139
01/01/2017 to 12/31/2017	20.316679	24.197045	180,015.7744
01/01/2018 to 12/31/2018	24.197045	22.619497	164,056.7418
01/01/2019 to 12/31/2019	22.619497	29.064543	171,600.3394
01/01/2020 to 12/31/2020	29.064543	33.639847	194,015.8759
99

CONDENSED FINANCIAL INFORMATION (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MFS ® Value Sub-Account (Class B)
04/29/2013 to 12/31/2013	17.811965	20.756199	105,176.6217
01/01/2014 to 12/31/2014	20.756199	22.539090	67,111.9496
01/01/2015 to 12/31/2015	22.539090	22.056313	52,975.5370
01/01/2016 to 12/31/2016	22.056313	24.716370	57,444.3217
01/01/2017 to 12/31/2017	24.716370	28.545114	61,428.9087
01/01/2018 to 12/31/2018	28.545114	25.162022	57,184.0522
01/01/2019 to 12/31/2019	25.162022	32.088995	64,960.8388
01/01/2020 to 12/31/2020	32.088995	32.667496	60,368.0186
MFS ® Value Sub-Account (Class B) (formerly Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.803303	8.599289	234,873.0590
01/01/2012 to 12/31/2012	8.599289	9.620356	220,738.7279
01/01/2013 to 04/26/2013	9.620356	10.524851	0.0000
Neuberger Berman Genesis Sub-Account (Class B)
04/29/2013 to 12/31/2013	19.068260	23.747926	123,293.2154
01/01/2014 to 12/31/2014	23.747926	23.254168	116,048.6904
01/01/2015 to 12/31/2015	23.254168	22.926111	105,957.3492
01/01/2016 to 12/31/2016	22.926111	26.659045	99,726.2378
01/01/2017 to 12/31/2017	26.659045	30.240358	92,980.0361
01/01/2018 to 12/31/2018	30.240358	27.623231	85,631.7914
01/01/2019 to 12/31/2019	27.623231	35.108600	78,804.8433
01/01/2020 to 12/31/2020	35.108600	43.018014	71,413.7304
Neuberger Berman Genesis Sub-Account (Class B) (formerly MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	15.024065	13.977994	168,160.1761
01/01/2012 to 12/31/2012	13.977994	14.452926	162,175.7777
01/01/2013 to 04/26/2013	14.452926	15.651038	0.0000
T. Rowe Price Large Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	16.444247	20.707934	157,219.9614
01/01/2014 to 12/31/2014	20.707934	22.133589	152,526.2287
01/01/2015 to 12/31/2015	22.133589	24.024065	140,568.2927
01/01/2016 to 12/31/2016	24.024065	23.956932	135,689.4469
01/01/2017 to 12/31/2017	23.956932	31.408174	134,462.1864
01/01/2018 to 12/31/2018	31.408174	30.488738	122,494.5389
01/01/2019 to 12/31/2019	30.488738	39.105028	119,451.3006
01/01/2020 to 12/31/2020	39.105028	52.478369	99,409.8510
T. Rowe Price Large Cap Growth Sub-Account (Class B) (formerly RCM Technology Sub-Account (Class B))
01/01/2011 to 12/31/2011	6.655218	5.889901	165,476.5989
01/01/2012 to 12/31/2012	5.889901	6.485249	137,184.1621
01/01/2013 to 04/26/2013	6.485249	6.773144	0.0000
VanEck Global Natural Resources Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.651343	15.264514	6,758.6347
01/01/2012 to 12/31/2012	15.264514	15.377272	3,585.4584
01/01/2013 to 12/31/2013	15.377272	16.727253	3,077.9265
01/01/2014 to 12/31/2014	16.727253	13.336181	2,896.0062
01/01/2015 to 12/31/2015	13.336181	8.807343	3,739.1815
01/01/2016 to 12/31/2016	8.807343	12.433905	2,807.6768
01/01/2017 to 12/31/2017	12.433905	12.122223	3,165.4990
01/01/2018 to 12/31/2018	12.122223	8.469812	3,046.1618
01/01/2019 to 12/31/2019	8.469812	9.346090	3,471.1616
01/01/2020 to 12/31/2020	9.346090	11.122873	3,062.2060
100

CONDENSED FINANCIAL INFORMATION (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
05/02/2016 to 12/31/2016	27.518509	28.467128	286,938.2632
01/01/2017 to 12/31/2017	28.467128	30.178689	272,306.2629
01/01/2018 to 12/31/2018	30.178689	28.444730	225,833.7472
01/01/2019 to 12/31/2019	28.444730	31.914025	206,232.4231
01/01/2020 to 12/31/2020	31.914025	33.415977	197,138.3851
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (formerly Met Investors Series Trust - Lord Abbett Bond Debenture Sub-Account (Class B))
01/01/2011 to 12/31/2011	22.542192	23.128254	405,805.4391
01/01/2012 to 12/31/2012	23.128254	25.654361	378,187.8879
01/01/2013 to 12/31/2013	25.654361	27.207186	345,391.5204
01/01/2014 to 12/31/2014	27.207186	28.012247	323,726.4175
01/01/2015 to 12/31/2015	28.012247	26.914264	283,568.6505
01/01/2016 to 04/29/2016	26.914264	27.695839	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
05/02/2016 to 12/31/2016	28.080394	29.073825	22,924.8306
01/01/2017 to 12/31/2017	29.073825	30.836944	21,080.7845
01/01/2018 to 12/31/2018	30.836944	29.098007	20,644.0513
01/01/2019 to 12/31/2019	29.098007	32.664980	19,231.2080
01/01/2020 to 12/31/2020	32.664980	34.253659	14,430.0882
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class E))
01/01/2011 to 12/31/2011	12.292535	12.491238	16,762.6537
01/01/2012 to 12/31/2012	12.491238	13.672498	71,298.7942
01/01/2013 to 12/31/2013	13.672498	13.618052	86,765.1833
01/01/2014 to 12/31/2014	13.618052	13.969333	56,442.5192
01/01/2015 to 12/31/2015	13.969333	13.520174	55,530.1065
01/01/2016 to 04/29/2016	13.520174	13.837231	0.0000
Western Asset Management U.S. Government Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.288453	16.841092	41,783.1302
01/01/2012 to 12/31/2012	16.841092	17.043155	34,672.0779
01/01/2013 to 12/31/2013	17.043155	16.587579	28,701.0380
01/01/2014 to 12/31/2014	16.587579	16.707126	21,981.5391
01/01/2015 to 12/31/2015	16.707126	16.459462	19,248.7296
01/01/2016 to 12/31/2016	16.459462	16.330939	18,874.6397
01/01/2017 to 12/31/2017	16.330939	16.309229	18,782.5625
01/01/2018 to 12/31/2018	16.309229	16.128436	19,080.3188
01/01/2019 to 12/31/2019	16.128436	16.756325	12,906.8904
01/01/2020 to 12/31/2020	16.756325	17.264935	27,502.5877
101

CONDENSED FINANCIAL INFORMATION (continued)
The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2020. Certain subaccounts are subject to a reduced Mortality and Expense Charge. Please see “FEE TABLES AND EXAMPLES--Separate Account Annual
Expenses” for more information. See “Purchase - Accumulation Units” in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.

Class AA
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. International Growth Sub-Account (Series I)
01/01/2011 to 12/31/2011	17.944243	16.502309	20,197.6082
01/01/2012 to 12/31/2012	16.502309	18.799138	17,539.3485
01/01/2013 to 12/31/2013	18.799138	22.062525	10,966.3777
01/01/2014 to 12/31/2014	22.062525	21.827884	10,159.2298
01/01/2015 to 12/31/2015	21.827884	21.020002	9,407.8850
01/01/2016 to 12/31/2016	21.020002	20.634156	8,135.6786
01/01/2017 to 12/31/2017	20.634156	25.028705	7,518.5848
01/01/2018 to 12/31/2018	25.028705	20.982821	7,245.1893
01/01/2019 to 12/31/2019	20.982821	26.603141	6,532.6516
01/01/2020 to 12/31/2020	26.603141	29.903548	5,941.5647
Invesco V.I. International Growth Sub-Account (Series II)
01/01/2011 to 12/31/2011	17.545849	16.092555	70,232.1735
01/01/2012 to 12/31/2012	16.092555	18.288288	73,311.0573
01/01/2013 to 12/31/2013	18.288288	21.409633	71,183.5926
01/01/2014 to 12/31/2014	21.409633	21.130937	69,559.0511
01/01/2015 to 12/31/2015	21.130937	20.292070	64,906.0384
01/01/2016 to 12/31/2016	20.292070	19.870554	65,726.7891
01/01/2017 to 12/31/2017	19.870554	24.048366	59,345.4838
01/01/2018 to 12/31/2018	24.048366	20.106614	60,248.8791
01/01/2019 to 12/31/2019	20.106614	25.426008	51,671.1730
01/01/2020 to 12/31/2020	25.426008	28.516331	47,230.9274
Brighthouse Funds Trust I
AB Global Dynamic Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.219284	10.568199	9,872.4945
01/01/2013 to 12/31/2013	10.568199	11.582847	19,659.1276
01/01/2014 to 12/31/2014	11.582847	12.261112	15,462.5411
01/01/2015 to 12/31/2015	12.261112	12.160685	14,536.0810
01/01/2016 to 12/31/2016	12.160685	12.422836	42,967.8487
01/01/2017 to 12/31/2017	12.422836	13.918914	41,055.5058
01/01/2018 to 12/31/2018	13.918914	12.767777	6,957.6181
01/01/2019 to 12/31/2019	12.767777	14.865920	6,167.0482
01/01/2020 to 12/31/2020	14.865920	15.550851	5,599.6779
102

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds® Balanced Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.889880	9.545193	570,881.0633
01/01/2012 to 12/31/2012	9.545193	10.685140	553,826.7001
01/01/2013 to 12/31/2013	10.685140	12.489271	462,215.0924
01/01/2014 to 12/31/2014	12.489271	13.060633	503,087.9344
01/01/2015 to 12/31/2015	13.060633	12.788193	488,052.8475
01/01/2016 to 12/31/2016	12.788193	13.595256	561,371.6273
01/01/2017 to 12/31/2017	13.595256	15.666705	573,335.4448
01/01/2018 to 12/31/2018	15.666705	14.781656	598,985.3218
01/01/2019 to 12/31/2019	14.781656	17.422357	565,383.0827
01/01/2020 to 12/31/2020	17.422357	19.854333	535,578.2525
American Funds® Growth Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.407014	8.837455	386,230.4869
01/01/2012 to 12/31/2012	8.837455	10.122028	417,351.8192
01/01/2013 to 12/31/2013	10.122028	12.487463	301,881.4066
01/01/2014 to 12/31/2014	12.487463	13.100436	276,165.2396
01/01/2015 to 12/31/2015	13.100436	12.820674	267,650.2691
01/01/2016 to 12/31/2016	12.820674	13.775033	297,849.9455
01/01/2017 to 12/31/2017	13.775033	16.483735	297,093.6802
01/01/2018 to 12/31/2018	16.483735	15.315622	273,065.2681
01/01/2019 to 12/31/2019	15.315622	18.672416	237,179.3757
01/01/2020 to 12/31/2020	18.672416	21.528552	212,703.0121
American Funds® Moderate Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	10.135248	10.013751	172,156.6061
01/01/2012 to 12/31/2012	10.013751	10.944060	195,774.4650
01/01/2013 to 12/31/2013	10.944060	12.251046	157,082.3929
01/01/2014 to 12/31/2014	12.251046	12.816991	193,689.1529
01/01/2015 to 12/31/2015	12.816991	12.547047	259,639.3694
01/01/2016 to 12/31/2016	12.547047	13.240317	247,024.1120
01/01/2017 to 12/31/2017	13.240317	14.749515	233,071.0523
01/01/2018 to 12/31/2018	14.749515	14.046671	222,716.4423
01/01/2019 to 12/31/2019	14.046671	16.089301	189,307.8303
01/01/2020 to 12/31/2020	16.089301	17.926087	167,309.5754
AQR Global Risk Balanced Sub-Account (Class B)
04/30/2012 to 12/31/2012	11.153421	11.560958	78,687.2378
01/01/2013 to 12/31/2013	11.560958	11.013615	64,229.5813
01/01/2014 to 12/31/2014	11.013615	11.294663	54,908.8288
01/01/2015 to 12/31/2015	11.294663	10.071399	80,579.4510
01/01/2016 to 12/31/2016	10.071399	10.821342	75,737.7857
01/01/2017 to 12/31/2017	10.821342	11.717341	72,262.8204
01/01/2018 to 12/31/2018	11.717341	10.820061	56,686.3276
01/01/2019 to 12/31/2019	10.820061	12.794764	50,533.4883
01/01/2020 to 12/31/2020	12.794764	12.997994	50,517.4860
BlackRock Global Tactical Strategies Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.974236	10.297225	65,814.7992
01/01/2013 to 12/31/2013	10.297225	11.200807	84,971.8824
01/01/2014 to 12/31/2014	11.200807	11.698501	83,056.3491
01/01/2015 to 12/31/2015	11.698501	11.523323	71,338.4715
01/01/2016 to 12/31/2016	11.523323	11.866670	61,802.6802
01/01/2017 to 12/31/2017	11.866670	13.259498	54,722.5300
01/01/2018 to 12/31/2018	13.259498	12.134888	50,010.0629
01/01/2019 to 12/31/2019	12.134888	14.434282	45,716.5286
01/01/2020 to 12/31/2020	14.434282	14.846629	37,465.8668
103

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Franklin Low Duration Total Return Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.988083	9.767007	22,478.3298
01/01/2012 to 12/31/2012	9.767007	10.054067	37,926.1028
01/01/2013 to 12/31/2013	10.054067	10.029369	31,351.5397
01/01/2014 to 12/31/2014	10.029369	9.994549	48,996.3299
01/01/2015 to 12/31/2015	9.994549	9.794250	71,969.4221
01/01/2016 to 12/31/2016	9.794250	9.960714	67,259.4787
01/01/2017 to 12/31/2017	9.960714	9.953412	73,328.1346
01/01/2018 to 12/31/2018	9.953412	9.857125	85,431.9938
01/01/2019 to 12/31/2019	9.857125	10.170703	96,321.7291
01/01/2020 to 12/31/2020	10.170703	10.241873	82,686.9113
Brighthouse Asset Allocation 100 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.603880	10.781962	2,974,570.0289
01/01/2012 to 12/31/2012	10.781962	12.411214	2,863,186.0500
01/01/2013 to 12/31/2013	12.411214	15.849987	3,012,187.3011
01/01/2014 to 12/31/2014	15.849987	16.424966	2,359,252.8177
01/01/2015 to 12/31/2015	16.424966	15.871355	2,144,347.8966
01/01/2016 to 12/31/2016	15.871355	17.055870	1,850,596.3118
01/01/2017 to 12/31/2017	17.055870	20.676841	1,522,734.4383
01/01/2018 to 12/31/2018	20.676841	18.335729	1,317,291.8992
01/01/2019 to 12/31/2019	18.335729	23.049717	1,130,675.7953
01/01/2020 to 12/31/2020	23.049717	27.026989	1,025,811.9465
Brighthouse Balanced Plus Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.001185	10.465180	29,368.5301
01/01/2013 to 12/31/2013	10.465180	11.801777	195,730.6705
01/01/2014 to 12/31/2014	11.801777	12.760543	214,957.1040
01/01/2015 to 12/31/2015	12.760543	12.068797	190,703.8577
01/01/2016 to 12/31/2016	12.068797	12.896529	192,698.7753
01/01/2017 to 12/31/2017	12.896529	15.049220	175,704.2086
01/01/2018 to 12/31/2018	15.049220	13.746360	153,632.5457
01/01/2019 to 12/31/2019	13.746360	16.749635	148,797.8074
01/01/2020 to 12/31/2020	16.749635	18.584215	131,761.1691
Brighthouse Small Cap Value Sub-Account (Class A)
01/01/2011 to 12/31/2011	19.899465	17.916631	10,342.6919
01/01/2012 to 12/31/2012	17.916631	20.894995	5,625.0333
01/01/2013 to 12/31/2013	20.894995	27.365591	5,430.4123
01/01/2014 to 12/31/2014	27.365591	27.515295	4,326.2379
01/01/2015 to 12/31/2015	27.515295	25.720381	4,251.6807
01/01/2016 to 12/31/2016	25.720381	33.366558	4,118.6216
01/01/2017 to 12/31/2017	33.366558	36.845935	3,649.4540
01/01/2018 to 12/31/2018	36.845935	30.891067	1,737.1758
01/01/2019 to 12/31/2019	30.891067	39.315044	1,762.8898
01/01/2020 to 12/31/2020	39.315044	38.642962	1,188.3156
Brighthouse Small Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.749214	15.930335	222,879.8891
01/01/2012 to 12/31/2012	15.930335	18.533118	190,630.6114
01/01/2013 to 12/31/2013	18.533118	24.205448	163,707.1051
01/01/2014 to 12/31/2014	24.205448	24.278381	151,636.5493
01/01/2015 to 12/31/2015	24.278381	22.646009	143,388.7357
01/01/2016 to 12/31/2016	22.646009	29.310941	126,240.9038
01/01/2017 to 12/31/2017	29.310941	32.286181	111,759.5240
01/01/2018 to 12/31/2018	32.286181	26.985188	106,595.0535
01/01/2019 to 12/31/2019	26.985188	34.267519	99,235.7400
01/01/2020 to 12/31/2020	34.267519	33.596405	100,981.5174
104

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.573888	10.080204	807,068.1927
01/01/2012 to 12/31/2012	10.080204	11.817517	771,317.6702
01/01/2013 to 12/31/2013	11.817517	11.072761	751,255.9339
01/01/2014 to 12/31/2014	11.072761	10.206795	746,162.6117
01/01/2015 to 12/31/2015	10.206795	8.674616	746,443.0346
01/01/2016 to 12/31/2016	8.674616	9.537906	681,273.6433
01/01/2017 to 12/31/2017	9.537906	12.070122	613,253.4515
01/01/2018 to 12/31/2018	12.070122	10.213584	585,202.2064
01/01/2019 to 12/31/2019	10.213584	12.161390	539,711.6709
01/01/2020 to 12/31/2020	12.161390	15.265537	492,320.7707
Clarion Global Real Estate Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.261852	13.278301	627,471.1486
01/01/2012 to 12/31/2012	13.278301	16.495575	566,014.5596
01/01/2013 to 12/31/2013	16.495575	16.842986	516,133.9085
01/01/2014 to 12/31/2014	16.842986	18.812389	476,973.5960
01/01/2015 to 12/31/2015	18.812389	18.290851	430,967.1818
01/01/2016 to 12/31/2016	18.290851	18.194191	390,621.5516
01/01/2017 to 12/31/2017	18.194191	19.869840	362,262.7213
01/01/2018 to 12/31/2018	19.869840	17.898178	331,058.3768
01/01/2019 to 12/31/2019	17.898178	22.028241	287,096.7772
01/01/2020 to 12/31/2020	22.028241	20.631366	294,673.5797
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010713	1.047990	861,995.8827
01/01/2013 to 12/31/2013	1.047990	1.052652	1,479,332.1236
01/01/2014 to 12/31/2014	1.052652	1.095947	1,111,795.1038
01/01/2015 to 12/31/2015	1.095947	1.035267	1,017,535.9507
01/01/2016 to 12/31/2016	1.035267	1.140487	691,093.1675
01/01/2017 to 12/31/2017	1.140487	1.237145	709,925.3745
01/01/2018 to 12/31/2018	1.237145	1.141355	424,861.1205
01/01/2019 to 12/31/2019	1.141355	1.297460	380,492.9350
01/01/2020 to 12/31/2020	1.297460	1.409056	340,039.2412
Invesco Comstock Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.297003	10.003552	372,244.5892
01/01/2012 to 12/31/2012	10.003552	11.682023	331,441.2073
01/01/2013 to 12/31/2013	11.682023	15.596276	312,727.9147
01/01/2014 to 12/31/2014	15.596276	16.811629	289,063.5138
01/01/2015 to 12/31/2015	16.811629	15.588040	270,307.7552
01/01/2016 to 12/31/2016	15.588040	18.030259	253,254.6920
01/01/2017 to 12/31/2017	18.030259	20.984404	226,084.8452
01/01/2018 to 12/31/2018	20.984404	18.176042	208,913.6070
01/01/2019 to 12/31/2019	18.176042	22.396229	194,376.0644
01/01/2020 to 12/31/2020	22.396229	21.972290	181,701.8124
Invesco Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.903943	15.513737	627,042.4898
01/01/2012 to 12/31/2012	15.513737	18.085742	546,323.4669
01/01/2013 to 12/31/2013	18.085742	24.999529	462,742.8333
01/01/2014 to 12/31/2014	24.999529	26.602162	404,900.3018
01/01/2015 to 12/31/2015	26.602162	25.783820	361,360.2311
01/01/2016 to 12/31/2016	25.783820	28.332665	330,949.9033
01/01/2017 to 12/31/2017	28.332665	35.017643	279,760.9694
01/01/2018 to 12/31/2018	35.017643	31.404102	236,624.8130
01/01/2019 to 12/31/2019	31.404102	38.526407	215,876.9958
01/01/2020 to 12/31/2020	38.526407	59.554074	190,571.0923
105

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012767	1.050036	46,916.3142
01/01/2013 to 12/31/2013	1.050036	1.149200	123,147.5952
01/01/2014 to 12/31/2014	1.149200	1.212274	147,803.8773
01/01/2015 to 12/31/2015	1.212274	1.206111	420,917.6996
01/01/2016 to 12/31/2016	1.206111	1.223869	586,679.7317
01/01/2017 to 12/31/2017	1.223869	1.407936	582,180.6374
01/01/2018 to 12/31/2018	1.407936	1.288470	345,803.8439
01/01/2019 to 12/31/2019	1.288470	1.485446	343,701.7408
01/01/2020 to 12/31/2020	1.485446	1.643822	335,883.7039
JPMorgan Global Active Allocation Sub-Account (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996850	1.040408	0.0000
01/01/2015 to 12/31/2015	1.040408	1.015852	0.0000
01/01/2016 to 12/31/2016	1.015852	1.021713	0.0000
01/01/2017 to 12/31/2017	1.021713	1.163597	0.0000
01/01/2018 to 04/30/2018	1.163597	1.134746	0.0000
Loomis Sayles Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	7.555612	7.692749	3,247,343.5164
01/01/2012 to 12/31/2012	7.692749	8.989117	2,874,047.2420
01/01/2013 to 12/31/2013	8.989117	12.906402	2,340,718.2792
01/01/2014 to 12/31/2014	12.906402	15.131470	2,154,270.2554
01/01/2015 to 12/31/2015	15.131470	14.318818	1,936,931.5390
01/01/2016 to 12/31/2016	14.318818	14.498235	1,629,901.0051
01/01/2017 to 12/31/2017	14.498235	16.929097	1,378,123.0248
01/01/2018 to 12/31/2018	16.929097	15.514243	1,237,930.5230
01/01/2019 to 12/31/2019	15.514243	18.904298	1,118,185.9153
01/01/2020 to 12/31/2020	18.904298	24.648687	958,325.6677
Loomis Sayles Growth Sub-Account (Class B) (formerly Legg Mason Value Equity Sub-Account (Class B)
01/01/2011 to 04/29/2011	6.677074	7.099800	0.0000
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	1.079734	1.129006	35,509.6706
01/01/2014 to 12/31/2014	1.129006	1.216413	76,593.6832
01/01/2015 to 12/31/2015	1.216413	1.184966	563,022.2692
01/01/2016 to 12/31/2016	1.184966	1.219455	599,886.5937
01/01/2017 to 12/31/2017	1.219455	1.389464	453,492.2798
01/01/2018 to 12/31/2018	1.389464	1.271601	179,237.8229
01/01/2019 to 12/31/2019	1.271601	1.526161	173,188.8021
01/01/2020 to 12/31/2020	1.526161	1.603578	205,517.8077
MFS ® Research International Sub-Account (Class A)
01/01/2011 to 12/31/2011	14.834696	13.101868	5,630.7615
01/01/2012 to 12/31/2012	13.101868	15.111446	3,448.0475
01/01/2013 to 12/31/2013	15.111446	17.818925	1,940.8876
01/01/2014 to 12/31/2014	17.818925	16.387643	1,893.2039
01/01/2015 to 12/31/2015	16.387643	15.917966	1,830.5877
01/01/2016 to 12/31/2016	15.917966	15.591136	1,780.8473
01/01/2017 to 12/31/2017	15.591136	19.758362	1,704.0040
01/01/2018 to 12/31/2018	19.758362	16.792206	1,252.6447
01/01/2019 to 12/31/2019	16.792206	21.309475	1,117.0169
01/01/2020 to 12/31/2020	21.309475	23.801802	1,059.9163
106

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MFS ® Research International Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.548673	12.816060	1,361,315.7117
01/01/2012 to 12/31/2012	12.816060	14.755778	1,230,657.8745
01/01/2013 to 12/31/2013	14.755778	17.355494	1,085,369.2547
01/01/2014 to 12/31/2014	17.355494	15.924843	1,015,645.7276
01/01/2015 to 12/31/2015	15.924843	15.424892	981,709.0798
01/01/2016 to 12/31/2016	15.424892	15.077303	930,377.8329
01/01/2017 to 12/31/2017	15.077303	19.054417	814,690.8818
01/01/2018 to 12/31/2018	19.054417	16.158435	749,769.2770
01/01/2019 to 12/31/2019	16.158435	20.445354	681,165.2225
01/01/2020 to 12/31/2020	20.445354	22.784608	630,218.3620
Morgan Stanley Discovery Sub-Account (Class B) (formerly Morgan Stanley Mid Cap Growth Sub-Account (Class B) and before that Van Kampen Mid Cap Growth Sub-Account (Class B) and before that Lord Abbett Growth Opportunities Sub-Account (Class B))

01/01/2011 to 12/31/2011	13.881861	12.741688	528,116.2523
01/01/2012 to 12/31/2012	12.741688	13.729784	479,524.0023
01/01/2013 to 12/31/2013	13.729784	18.822369	417,637.0411
01/01/2014 to 12/31/2014	18.822369	18.748923	364,092.6956
01/01/2015 to 12/31/2015	18.748923	17.559642	324,120.8057
01/01/2016 to 12/31/2016	17.559642	15.850571	293,983.6890
01/01/2017 to 12/31/2017	15.850571	21.869483	246,238.9230
01/01/2018 to 12/31/2018	21.869483	23.752734	228,963.3008
01/01/2019 to 12/31/2019	23.752734	32.821826	193,976.9667
01/01/2020 to 12/31/2020	32.821826	81.921514	164,522.7051
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999808	1.035588	0.0000
01/01/2015 to 12/31/2015	1.035588	0.965260	0.0000
01/01/2016 to 12/31/2016	0.965260	1.057716	161,665.1238
01/01/2017 to 12/31/2017	1.057716	1.174452	198,064.9082
01/01/2018 to 12/31/2018	1.174452	1.070119	0.0000
01/01/2019 to 12/31/2019	1.070119	1.287334	24,350.4811
01/01/2020 to 12/31/2020	1.287334	1.419787	0.0000
PIMCO Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.380770	16.665641	3,158,874.8786
01/01/2012 to 12/31/2012	16.665641	17.956240	2,879,622.0633
01/01/2013 to 12/31/2013	17.956240	17.367454	2,575,386.1671
01/01/2014 to 12/31/2014	17.367454	17.843899	2,352,106.1902
01/01/2015 to 12/31/2015	17.843899	17.596714	2,091,422.7245
01/01/2016 to 12/31/2016	17.596714	17.804916	1,863,730.3217
01/01/2017 to 12/31/2017	17.804916	18.348274	1,697,611.6436
01/01/2018 to 12/31/2018	18.348274	18.050218	1,579,651.5490
01/01/2019 to 12/31/2019	18.050218	19.305413	1,419,691.3602
01/01/2020 to 12/31/2020	19.305413	20.656957	1,335,571.1201
Schroders Global Multi-Asset Sub-Account (Class B) (formerly Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.216095	10.753200	661.2216
01/01/2014 to 12/31/2014	10.753200	11.519972	2,538.2963
01/01/2015 to 12/31/2015	11.519972	11.217665	42,426.9867
01/01/2016 to 12/31/2016	11.217665	11.566774	38,827.1125
01/01/2017 to 12/31/2017	11.566774	13.285217	37,564.0353
01/01/2018 to 04/30/2018	13.285217	12.706213	0.0000
107

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Schroders Global Multi-Asset Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010746	1.068149	116,613.3500
01/01/2013 to 12/31/2013	1.068149	1.159797	125,181.9119
01/01/2014 to 12/31/2014	1.159797	1.232184	119,672.2938
01/01/2015 to 12/31/2015	1.232184	1.204372	69,611.7899
01/01/2016 to 12/31/2016	1.204372	1.254766	62,512.3876
01/01/2017 to 12/31/2017	1.254766	1.414262	44,052.0901
01/01/2018 to 12/31/2018	1.414262	1.263077	394,207.8475
01/01/2019 to 12/31/2019	1.263077	1.513208	378,574.3476
01/01/2020 to 12/31/2020	1.513208	1.523563	386,649.3602
SSGA Growth and Income ETF Sub-Account (Class B) (formerly Cyclical Growth and Income ETF Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.682751	11.642906	509,016.8278
01/01/2012 to 12/31/2012	11.642906	12.954905	449,789.1324
01/01/2013 to 12/31/2013	12.954905	14.426778	424,001.1963
01/01/2014 to 12/31/2014	14.426778	15.053018	397,288.0803
01/01/2015 to 12/31/2015	15.053018	14.552333	368,305.1133
01/01/2016 to 12/31/2016	14.552333	15.180036	338,056.7881
01/01/2017 to 12/31/2017	15.180036	17.343698	293,723.4984
01/01/2018 to 12/31/2018	17.343698	15.986297	248,943.9913
01/01/2019 to 12/31/2019	15.986297	18.855262	217,782.2946
01/01/2020 to 12/31/2020	18.855262	20.419598	175,625.0715
SSGA Growth ETF Sub-Account (Class B) (formerly Cyclical Growth ETF Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.260907	10.868245	404,144.2941
01/01/2012 to 12/31/2012	10.868245	12.327324	375,677.3665
01/01/2013 to 12/31/2013	12.327324	14.352831	386,753.4539
01/01/2014 to 12/31/2014	14.352831	14.914593	301,255.3357
01/01/2015 to 12/31/2015	14.914593	14.367352	293,187.3427
01/01/2016 to 12/31/2016	14.367352	15.142268	254,131.3815
01/01/2017 to 12/31/2017	15.142268	17.864493	245,140.5883
01/01/2018 to 12/31/2018	17.864493	16.074000	230,034.9735
01/01/2019 to 12/31/2019	16.074000	19.407935	218,026.4471
01/01/2020 to 12/31/2020	19.407935	21.194507	202,499.6075
T. Rowe Price Large Cap Value Sub-Account (Class A)
01/01/2011 to 12/31/2011	50.081055	47.525399	290,480.7679
01/01/2012 to 12/31/2012	47.525399	55.423980	249,711.0096
01/01/2013 to 12/31/2013	55.423980	73.285175	210,015.6826
01/01/2014 to 12/31/2014	73.285175	82.069803	180,558.8692
01/01/2015 to 12/31/2015	82.069803	78.248028	164,487.8921
01/01/2016 to 12/31/2016	78.248028	89.663082	142,463.5448
01/01/2017 to 12/31/2017	89.663082	103.689213	120,019.5451
01/01/2018 to 12/31/2018	103.689213	93.086500	108,397.0083
01/01/2019 to 12/31/2019	93.086500	116.406297	97,554.6710
01/01/2020 to 12/31/2020	116.406297	118.396809	94,089.0019
T. Rowe Price Large Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	49.024477	46.405570	1,307,682.1382
01/01/2012 to 12/31/2012	46.405570	53.983597	1,147,503.7026
01/01/2013 to 12/31/2013	53.983597	71.213135	975,167.2712
01/01/2014 to 12/31/2014	71.213135	79.549130	855,158.8242
01/01/2015 to 12/31/2015	79.549130	75.630276	760,709.6912
01/01/2016 to 12/31/2016	75.630276	86.469568	679,304.7708
01/01/2017 to 12/31/2017	86.469568	99.722788	606,227.1108
01/01/2018 to 12/31/2018	99.722788	89.323189	543,937.7115
01/01/2019 to 12/31/2019	89.323189	111.437556	477,667.1382
01/01/2020 to 12/31/2020	111.437556	113.037313	429,283.1898
108

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
T. Rowe Price Mid Cap Growth Sub-Account (Class A)
01/01/2011 to 12/31/2011	10.758434	10.460864	432,915.1818
01/01/2012 to 12/31/2012	10.460864	11.751467	382,781.4126
01/01/2013 to 12/31/2013	11.751467	15.871222	323,354.5795
01/01/2014 to 12/31/2014	15.871222	17.691616	279,544.4671
01/01/2015 to 12/31/2015	17.691616	18.645129	245,911.3120
01/01/2016 to 12/31/2016	18.645129	19.584293	216,655.9751
01/01/2017 to 12/31/2017	19.584293	24.167110	178,953.2218
01/01/2018 to 12/31/2018	24.167110	23.350204	152,897.5513
01/01/2019 to 12/31/2019	23.350204	30.259327	132,786.2278
01/01/2020 to 12/31/2020	30.259327	37.089154	119,989.1725
T. Rowe Price Mid Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.480662	10.164966	936,112.4789
01/01/2012 to 12/31/2012	10.164966	11.394364	867,641.7793
01/01/2013 to 12/31/2013	11.394364	15.345991	784,285.7231
01/01/2014 to 12/31/2014	15.345991	17.065785	696,587.9359
01/01/2015 to 12/31/2015	17.065785	17.951590	615,808.6510
01/01/2016 to 12/31/2016	17.951590	18.802330	631,461.9930
01/01/2017 to 12/31/2017	18.802330	23.129500	602,428.0176
01/01/2018 to 12/31/2018	23.129500	22.306399	538,201.2658
01/01/2019 to 12/31/2019	22.306399	28.830126	482,735.1983
01/01/2020 to 12/31/2020	28.830126	35.227442	431,971.9310
Victory Sycamore Mid Cap Value Sub-Account (Class A)
01/01/2011 to 12/31/2011	26.409726	25.141956	67,243.5832
01/01/2012 to 12/31/2012	25.141956	28.508025	55,401.9888
01/01/2013 to 12/31/2013	28.508025	36.721384	46,509.6939
01/01/2014 to 12/31/2014	36.721384	39.816677	41,935.2433
01/01/2015 to 12/31/2015	39.816677	35.825080	38,660.2916
01/01/2016 to 12/31/2016	35.825080	40.901135	36,086.1208
01/01/2017 to 12/31/2017	40.901135	44.276409	32,141.7604
01/01/2018 to 12/31/2018	44.276409	39.311598	28,397.3355
01/01/2019 to 12/31/2019	39.311598	50.144229	27,159.8965
01/01/2020 to 12/31/2020	50.144229	53.338058	26,425.3226
Victory Sycamore Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	25.858287	24.556513	1,324,837.8687
01/01/2012 to 12/31/2012	24.556513	27.772107	1,184,827.2736
01/01/2013 to 12/31/2013	27.772107	35.685485	1,010,159.8372
01/01/2014 to 12/31/2014	35.685485	38.582772	890,433.1187
01/01/2015 to 12/31/2015	38.582772	34.629296	797,379.7505
01/01/2016 to 12/31/2016	34.629296	39.442229	735,351.4305
01/01/2017 to 12/31/2017	39.442229	42.580706	647,794.9737
01/01/2018 to 12/31/2018	42.580706	37.725153	583,040.6975
01/01/2019 to 12/31/2019	37.725153	47.983330	526,692.5037
01/01/2020 to 12/31/2020	47.983330	50.928898	469,583.3547
Western Asset Management Government Income Sub-Account (Class B) (formerly Fidelity Institutional Asset Management® Government Income Sub-Account (Class B))
04/30/2012 to 12/31/2012	10.772567	10.939129	8,532.0028
01/01/2013 to 12/31/2013	10.939129	10.299529	18,707.4898
01/01/2014 to 12/31/2014	10.299529	10.923814	786.2353
01/01/2015 to 12/31/2015	10.923814	10.818275	779.3887
01/01/2016 to 12/31/2016	10.818275	10.808400	5,392.3147
01/01/2017 to 12/31/2017	10.808400	10.935649	5,404.4323
01/01/2018 to 12/31/2018	10.935649	10.775788	9,136.9721
01/01/2019 to 12/31/2019	10.775788	11.422244	56,319.5805
01/01/2020 to 12/31/2020	11.422244	12.127691	79,169.6846
109

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Funds Trust II
Baillie Gifford International Stock Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.749953	11.616925	214,734.2561
01/01/2012 to 12/31/2012	11.616925	13.673094	207,647.2451
01/01/2013 to 12/31/2013	13.673094	15.524057	183,997.9197
01/01/2014 to 12/31/2014	15.524057	14.796430	173,039.0410
01/01/2015 to 12/31/2015	14.796430	14.274091	163,446.2368
01/01/2016 to 12/31/2016	14.274091	14.786568	145,984.5237
01/01/2017 to 12/31/2017	14.786568	19.669068	135,136.9667
01/01/2018 to 12/31/2018	19.669068	16.059924	125,990.4746
01/01/2019 to 12/31/2019	16.059924	20.968755	115,449.2386
01/01/2020 to 12/31/2020	20.968755	26.106200	105,903.2588
BlackRock Bond Income Sub-Account (Class B)
01/01/2011 to 12/31/2011	52.872659	55.426490	57,357.3936
01/01/2012 to 12/31/2012	55.426490	58.631517	60,291.0528
01/01/2013 to 12/31/2013	58.631517	57.233781	46,733.6523
01/01/2014 to 12/31/2014	57.233781	60.281435	41,236.9592
01/01/2015 to 12/31/2015	60.281435	59.645923	39,006.6099
01/01/2016 to 12/31/2016	59.645923	60.502059	56,055.7729
01/01/2017 to 12/31/2017	60.502059	61.959398	43,411.7423
01/01/2018 to 12/31/2018	61.959398	60.717402	34,760.9826
01/01/2019 to 12/31/2019	60.717402	65.593066	33,522.8032
01/01/2020 to 12/31/2020	65.593066	70.070104	31,424.4254
BlackRock Capital Appreciation Sub-Account (Class A)
01/01/2011 to 12/31/2011	13.419616	12.049544	135,978.0988
01/01/2012 to 12/31/2012	12.049544	13.588812	118,749.6096
01/01/2013 to 12/31/2013	13.588812	17.985305	103,372.0092
01/01/2014 to 12/31/2014	17.985305	19.313315	95,418.6070
01/01/2015 to 12/31/2015	19.313315	20.240637	80,651.4873
01/01/2016 to 12/31/2016	20.240637	19.976258	78,389.4955
01/01/2017 to 12/31/2017	19.976258	26.383338	72,579.7333
01/01/2018 to 12/31/2018	26.383338	26.645241	73,637.4322
01/01/2019 to 12/31/2019	26.645241	34.906660	69,488.2511
01/01/2020 to 12/31/2020	34.906660	48.417277	61,906.0829
BlackRock Ultra-Short Term Bond Sub-Account (Class A)
02/27/2020 to 12/31/2020	23.055977	22.822811	5,090.1307
BlackRock Ultra-Short Term Bond Sub-Account (Class A) (formerly DWS Government & Agency Securities VIP Sub-Account (Class A))
01/01/2011 to 12/31/2011	16.934586	17.946412	11,083.0441
01/01/2012 to 12/31/2012	17.946412	18.213200	10,443.5259
01/01/2013 to 12/31/2013	18.213200	17.413361	9,895.8544
01/01/2014 to 12/31/2014	17.413361	18.080298	8,516.7469
01/01/2015 to 12/31/2015	18.080298	17.824537	8,064.5853
01/01/2016 to 12/31/2016	17.824537	17.779088	7,719.7297
01/01/2017 to 12/31/2017	17.779088	17.825711	8,006.6770
01/01/2018 to 12/31/2018	17.825711	17.672517	6,993.9002
01/01/2019 to 12/31/2019	17.672517	18.546818	6,456.4367
01/01/2020 to 02/26/2020	18.546818
110

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.579444	10.432759	800,182.8141
01/01/2012 to 12/31/2012	10.432759	10.286924	543,756.9543
01/01/2013 to 12/31/2013	10.286924	10.143906	454,324.8768
01/01/2014 to 12/31/2014	10.143906	10.002876	336,698.0844
01/01/2015 to 12/31/2015	10.002876	9.863807	359,405.9280
01/01/2016 to 12/31/2016	9.863807	9.737579	284,562.6929
01/01/2017 to 12/31/2017	9.737579	9.663508	193,969.8890
01/01/2018 to 12/31/2018	9.663508	9.676015	216,574.0973
01/01/2019 to 12/31/2019	9.676015	9.720694	238,347.8722
01/01/2020 to 12/31/2020	9.720694	9.603600	236,576.1506
Brighthouse/Wellington Core Equity Opportunities (Class B)
05/02/2016 to 12/31/2016	22.964653	23.374446	251,122.4268
01/01/2017 to 12/31/2017	23.374446	27.386004	231,432.1965
01/01/2018 to 12/31/2018	27.386004	26.907858	214,868.1507
01/01/2019 to 12/31/2019	26.907858	34.664887	195,553.2020
01/01/2020 to 12/31/2020	34.664887	37.932037	177,903.7916
Brighthouse/Wellington Core Equity Opportunities (Class B) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class B))
01/01/2011 to 12/31/2011	18.777287	17.614620	369,037.8415
01/01/2012 to 12/31/2012	17.614620	19.170865	341,233.2820
01/01/2013 to 12/31/2013	19.170865	25.088677	308,525.1183
01/01/2014 to 12/31/2014	25.088677	27.444340	282,319.9336
01/01/2015 to 12/31/2015	27.444340	26.994968	224,594.3789
01/01/2016 to 04/29/2016	26.994968	27.163552	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class E)
01/01/2011 to 12/31/2011	12.863512	12.154912	1,693,422.9569
01/01/2012 to 12/31/2012	12.154912	13.507356	1,511,819.7715
01/01/2013 to 12/31/2013	13.507356	17.785459	1,310,388.0076
01/01/2014 to 12/31/2014	17.785459	19.370331	1,131,483.5115
01/01/2015 to 12/31/2015	19.370331	19.533971	944,692.5227
01/01/2016 to 12/31/2016	19.533971	20.640095	845,180.2221
01/01/2017 to 12/31/2017	20.640095	24.204868	763,717.6878
01/01/2018 to 12/31/2018	24.204868	23.807027	671,962.5038
01/01/2019 to 12/31/2019	23.807027	30.699979	576,483.7728
01/01/2020 to 12/31/2020	30.699979	33.626245	522,508.7411
Brighthouse Asset Allocation 20 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.947997	14.224312	32,910.0777
01/01/2015 to 12/31/2015	14.224312	13.944426	38,476.3536
01/01/2016 to 12/31/2016	13.944426	14.373477	93,675.9347
01/01/2017 to 12/31/2017	14.373477	15.156790	95,103.9349
01/01/2018 to 12/31/2018	15.156790	14.554701	111,311.6269
01/01/2019 to 12/31/2019	14.554701	16.036796	92,792.9308
01/01/2020 to 12/31/2020	16.036796	17.318191	190,870.2160
Brighthouse Asset Allocation 40 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.552711	14.959931	2,357,224.4496
01/01/2015 to 12/31/2015	14.959931	14.593613	2,100,975.0502
01/01/2016 to 12/31/2016	14.593613	15.266804	1,874,925.0076
01/01/2017 to 12/31/2017	15.266804	16.657341	1,684,737.5861
01/01/2018 to 12/31/2018	16.657341	15.701654	1,523,311.9827
01/01/2019 to 12/31/2019	15.701654	17.898140	1,487,196.4778
01/01/2020 to 12/31/2020	17.898140	19.596716	1,377,124.6301
111

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Defensive Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.087115	12.131028	933,875.1336
01/01/2012 to 12/31/2012	12.131028	13.266703	1,165,345.8123
01/01/2013 to 12/31/2013	13.266703	14.270071	926,980.6147
01/01/2014 to 04/25/2014	14.270071	14.387473	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Moderate Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.151831	11.969236	2,310,722.6790
01/01/2012 to 12/31/2012	11.969236	13.264763	2,224,715.5658
01/01/2013 to 12/31/2013	13.264763	14.941129	1,858,370.6036
01/01/2014 to 04/25/2014	14.941129	15.007289	0.0000
Brighthouse Asset Allocation 60 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.965675	15.501026	5,420,296.8907
01/01/2015 to 12/31/2015	15.501026	15.091729	5,010,516.7370
01/01/2016 to 12/31/2016	15.091729	15.939318	4,660,815.8390
01/01/2017 to 12/31/2017	15.939318	18.033855	4,158,555.7643
01/01/2018 to 12/31/2018	18.033855	16.692689	3,802,216.2318
01/01/2019 to 12/31/2019	16.692689	19.657841	3,316,614.2025
01/01/2020 to 12/31/2020	19.657841	22.068556	2,957,461.6174
Brighthouse Asset Allocation 60 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Balanced Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.930159	11.564314	7,265,321.2544
01/01/2012 to 12/31/2012	11.564314	12.991262	6,739,102.5150
01/01/2013 to 12/31/2013	12.991262	15.298349	5,819,812.9422
01/01/2014 to 04/25/2014	15.298349	15.319850	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.938744	15.562407	5,314,642.6254
01/01/2015 to 12/31/2015	15.562407	15.085754	4,938,241.9708
01/01/2016 to 12/31/2016	15.085754	16.087043	4,521,235.5140
01/01/2017 to 12/31/2017	16.087043	18.903789	4,118,176.0563
01/01/2018 to 12/31/2018	18.903789	17.127461	3,656,109.6926
01/01/2019 to 12/31/2019	17.127461	20.896856	3,319,301.5374
01/01/2020 to 12/31/2020	20.896856	24.025085	2,989,077.9676
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Growth Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.815290	11.200053	6,891,088.9527
01/01/2012 to 12/31/2012	11.200053	12.779627	6,165,652.7323
01/01/2013 to 12/31/2013	12.779627	15.867726	5,522,679.8106
01/01/2014 to 04/25/2014	15.867726	15.803613	0.0000
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.314380	12.170454	363,797.3759
01/01/2012 to 12/31/2012	12.170454	13.867318	708,976.5909
01/01/2013 to 12/31/2013	13.867318	18.697531	637,358.0732
01/01/2014 to 12/31/2014	18.697531	20.049645	551,761.4615
01/01/2015 to 12/31/2015	20.049645	21.854672	490,183.2583
01/01/2016 to 12/31/2016	21.854672	21.522863	451,465.9437
01/01/2017 to 12/31/2017	21.522863	29.075172	400,599.7321
01/01/2018 to 12/31/2018	29.075172	28.701361	347,903.7511
01/01/2019 to 12/31/2019	28.701361	37.499254	307,764.9224
01/01/2020 to 12/31/2020	37.499254	57.823083	264,171.9853
112

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.408984	8.177831	702,653.3920
01/01/2012 to 04/27/2012	8.177831	9.200030	0.0000
Loomis Sayles Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.712388	10.853762	172,959.0012
01/01/2012 to 12/31/2012	10.853762	11.867994	152,441.3182
01/01/2013 to 12/31/2013	11.867994	17.364975	133,454.5143
01/01/2014 to 12/31/2014	17.364975	17.283597	111,937.5032
01/01/2015 to 12/31/2015	17.283597	17.286548	96,392.7439
01/01/2016 to 12/31/2016	17.286548	18.077045	88,248.4360
01/01/2017 to 12/31/2017	18.077045	22.583000	78,154.8481
01/01/2018 to 12/31/2018	22.583000	22.329491	75,466.9982
01/01/2019 to 12/31/2019	22.329491	27.856286	67,723.8989
01/01/2020 to 12/31/2020	27.856286	36.819527	64,136.4714
MetLife Stock Index Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.943557	11.972839	442,641.6482
01/01/2012 to 12/31/2012	11.972839	13.629727	338,539.5081
01/01/2013 to 12/31/2013	13.629727	17.704209	302,123.2719
01/01/2014 to 12/31/2014	17.704209	19.748818	283,995.4459
01/01/2015 to 12/31/2015	19.748818	19.656055	272,094.3399
01/01/2016 to 12/31/2016	19.656055	21.593367	431,215.8775
01/01/2017 to 12/31/2017	21.593367	25.820286	394,712.2231
01/01/2018 to 12/31/2018	25.820286	24.234244	382,678.0401
01/01/2019 to 12/31/2019	24.234244	31.264152	353,207.1256
01/01/2020 to 12/31/2020	31.264152	36.331114	333,827.6722
Neuberger Berman Genesis Sub-Account (Class B) (formerly BlackRock Strategic Value Sub-Account (Class B))
01/01/2011 to 12/31/2011	16.336763	16.997232	38,728.2015
01/01/2012 to 12/31/2012	16.997232	18.394335	34,550.7447
01/01/2013 to 12/31/2013	18.394335	25.065607	132,425.7038
01/01/2014 to 12/31/2014	25.065607	24.642861	124,537.8219
01/01/2015 to 12/31/2015	24.642861	24.392597	118,468.9827
01/01/2016 to 12/31/2016	24.392597	28.477956	108,323.4153
01/01/2017 to 12/31/2017	28.477956	32.432692	99,740.5013
01/01/2018 to 12/31/2018	32.432692	29.745326	90,855.4846
01/01/2019 to 12/31/2019	29.745326	37.957239	84,598.6117
01/01/2020 to 12/31/2020	37.957239	46.695249	75,183.2125
Neuberger Berman Genesis Sub-Account (Class B) (formerly MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	15.589341	14.561957	161,598.5269
01/01/2012 to 12/31/2012	14.561957	15.117416	145,340.9191
01/01/2013 to 04/26/2013	15.117416	16.391440	0.0000
T. Rowe Price Large Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.122483	13.740600	911,275.1699
01/01/2012 to 12/31/2012	13.740600	16.078756	843,220.3481
01/01/2013 to 12/31/2013	16.078756	22.002126	748,591.7357
01/01/2014 to 12/31/2014	22.002126	23.611139	650,352.6526
01/01/2015 to 12/31/2015	23.611139	25.730527	552,662.1083
01/01/2016 to 12/31/2016	25.730527	25.761459	519,281.6048
01/01/2017 to 12/31/2017	25.761459	33.908801	462,682.2892
01/01/2018 to 12/31/2018	33.908801	33.048893	400,656.1840
01/01/2019 to 12/31/2019	33.048893	42.558559	352,585.9077
01/01/2020 to 12/31/2020	42.558559	57.342311	314,480.8786
113

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management Strategic Bond Opportunities Sub-Account (Class A) (formerly Met Investors Series Trust - Lord Abbett Bond Debenture Sub-Account (Class A))
01/01/2011 to 12/31/2011	24.004328	24.813737	5,868.9044
01/01/2012 to 12/31/2012	24.813737	27.694943	4,604.2346
01/01/2013 to 12/31/2013	27.694943	29.540727	4,348.8631
01/01/2014 to 12/31/2014	29.540727	30.621618	4,160.0625
01/01/2015 to 12/31/2015	30.621618	29.629789	3,282.1563
01/01/2016 to 04/29/2016	29.629789	30.544067	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (formerly Met Investors Series Trust - Lord Abbett Bond Debenture Sub-Account (Class B))
01/01/2011 to 12/31/2011	23.441889	24.147479	1,220,739.4138
01/01/2012 to 12/31/2012	24.147479	26.892804	1,094,792.7197
01/01/2013 to 12/31/2013	26.892804	28.634885	955,330.1494
01/01/2014 to 12/31/2014	28.634885	29.600344	851,587.4555
01/01/2015 to 12/31/2015	29.600344	28.554137	764,570.0995
01/01/2016 to 04/29/2016	28.554137	29.421994	0.0000
Franklin Templeton Variable Insurance Products Trust
Templeton Foreign VIP Sub-Account (Class 2)
01/01/2011 to 12/31/2011	13.728420	12.098150	691,218.7736
01/01/2012 to 12/31/2012	12.098150	14.104148	658,394.0752
01/01/2013 to 12/31/2013	14.104148	17.102922	579,564.1519
01/01/2014 to 12/31/2014	17.102922	14.987713	546,717.9939
01/01/2015 to 12/31/2015	14.987713	13.819733	508,025.4503
01/01/2016 to 12/31/2016	13.819733	14.605411	476,415.9324
01/01/2017 to 12/31/2017	14.605411	16.807233	437,645.6018
01/01/2018 to 12/31/2018	16.807233	14.013125	411,462.3123
01/01/2019 to 12/31/2019	14.013125	15.549599	394,128.3432
01/01/2020 to 12/31/2020	15.549599	15.155267	382,251.1434
PIMCO Variable Insurance Trust
PIMCO Low Duration Sub-Account (Administrative Class)
01/01/2011 to 12/31/2011	14.957736	14.913796	276,624.8148
01/01/2012 to 12/31/2012	14.913796	15.565947	272,785.5897
01/01/2013 to 12/31/2013	15.565947	15.328778	214,261.9823
01/01/2014 to 12/31/2014	15.328778	15.244354	205,183.3319
01/01/2015 to 12/31/2015	15.244354	15.079590	172,395.8417
01/01/2016 to 12/31/2016	15.079590	15.078887	151,420.3219
01/01/2017 to 12/31/2017	15.078887	15.070190	144,688.9463
01/01/2018 to 12/31/2018	15.070190	14.910527	130,036.8042
01/01/2019 to 12/31/2019	14.910527	15.295151	121,882.4902
01/01/2020 to 12/31/2020	15.295151	15.533003	98,480.3648
114

CONDENSED FINANCIAL INFORMATION (continued)
CLASS AA
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. International Growth Sub-Account (Series II)
01/01/2011 to 12/31/2011	25.292025	23.173968	23,605.4297
01/01/2012 to 12/31/2012	23.173968	26.309466	23,481.4517
01/01/2013 to 12/31/2013	26.309466	30.769049	20,405.3122
01/01/2014 to 12/31/2014	30.769049	30.338152	18,621.5040
01/01/2015 to 12/31/2015	30.338152	29.104633	19,933.4476
01/01/2016 to 12/31/2016	29.104633	28.471565	19,781.6935
01/01/2017 to 12/31/2017	28.471565	34.423428	18,701.2618
01/01/2018 to 12/31/2018	34.423428	28.752147	19,400.3696
01/01/2019 to 12/31/2019	28.752147	36.322465	15,690.3730
01/01/2020 to 12/31/2020	36.322465	40.696329	15,851.3218
Brighthouse Funds Trust I
AB Global Dynamic Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.208984	10.550465	11,814.9398
01/01/2013 to 12/31/2013	10.550465	11.551854	21,045.4866
01/01/2014 to 12/31/2014	11.551854	12.216082	20,935.3392
01/01/2015 to 12/31/2015	12.216082	12.103911	20,177.9622
01/01/2016 to 12/31/2016	12.103911	12.352480	19,681.9649
01/01/2017 to 12/31/2017	12.352480	13.826296	17,989.9569
01/01/2018 to 12/31/2018	13.826296	12.670064	17,980.0249
01/01/2019 to 12/31/2019	12.670064	14.737407	17,177.4996
01/01/2020 to 12/31/2020	14.737407	15.400964	14,171.9963
American Funds® Balanced Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.863326	9.510068	1,469,809.8855
01/01/2012 to 12/31/2012	9.510068	10.635126	1,449,761.3798
01/01/2013 to 12/31/2013	10.635126	12.418392	1,211,493.4677
01/01/2014 to 12/31/2014	12.418392	12.973529	1,197,825.7908
01/01/2015 to 12/31/2015	12.973529	12.690204	1,115,630.5902
01/01/2016 to 12/31/2016	12.690204	13.477601	1,079,240.8939
01/01/2017 to 12/31/2017	13.477601	15.515650	986,114.1851
01/01/2018 to 12/31/2018	15.515650	14.624414	1,061,269.8682
01/01/2019 to 12/31/2019	14.624414	17.219797	943,166.6666
01/01/2020 to 12/31/2020	17.219797	19.603835	803,494.8581
American Funds® Growth Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.381751	8.804928	1,376,690.5906
01/01/2012 to 12/31/2012	8.804928	10.074643	1,388,240.1223
01/01/2013 to 12/31/2013	10.074643	12.416587	1,551,198.5155
01/01/2014 to 12/31/2014	12.416587	13.013058	1,558,557.7195
01/01/2015 to 12/31/2015	13.013058	12.722429	1,482,149.4472
01/01/2016 to 12/31/2016	12.722429	13.655813	1,439,555.0563
01/01/2017 to 12/31/2017	13.655813	16.324795	1,373,213.2719
01/01/2018 to 12/31/2018	16.324795	15.152691	1,081,195.1884
01/01/2019 to 12/31/2019	15.152691	18.455313	899,506.9622
01/01/2020 to 12/31/2020	18.455313	21.256914	795,023.3504
115

CONDENSED FINANCIAL INFORMATION (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds® Moderate Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	10.108040	9.976909	958,916.8011
01/01/2012 to 12/31/2012	9.976909	10.892841	901,178.0281
01/01/2013 to 12/31/2013	10.892841	12.181525	640,424.7426
01/01/2014 to 12/31/2014	12.181525	12.731520	611,016.4394
01/01/2015 to 12/31/2015	12.731520	12.450914	586,384.5828
01/01/2016 to 12/31/2016	12.450914	13.125741	668,946.3527
01/01/2017 to 12/31/2017	13.125741	14.607311	586,668.0371
01/01/2018 to 12/31/2018	14.607311	13.897256	618,066.2962
01/01/2019 to 12/31/2019	13.897256	15.902250	563,288.6850
01/01/2020 to 12/31/2020	15.902250	17.699927	525,409.6484
AQR Global Risk Balanced Sub-Account (Class B)
04/30/2012 to 12/31/2012	11.141882	11.541250	45,180.7926
01/01/2013 to 12/31/2013	11.541250	10.983847	89,069.8353
01/01/2014 to 12/31/2014	10.983847	11.252874	75,754.9418
01/01/2015 to 12/31/2015	11.252874	10.024096	59,009.5917
01/01/2016 to 12/31/2016	10.024096	10.759754	54,378.0191
01/01/2017 to 12/31/2017	10.759754	11.639043	52,608.2231
01/01/2018 to 12/31/2018	11.639043	10.736950	50,763.9802
01/01/2019 to 12/31/2019	10.736950	12.683798	47,285.6830
01/01/2020 to 12/31/2020	12.683798	12.872350	44,313.0848
BlackRock Global Tactical Strategies Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.964181	10.279944	50,605.5430
01/01/2013 to 12/31/2013	10.279944	11.170834	63,211.6812
01/01/2014 to 12/31/2014	11.170834	11.655534	56,218.5443
01/01/2015 to 12/31/2015	11.655534	11.469519	45,595.5185
01/01/2016 to 12/31/2016	11.469519	11.799458	41,762.7647
01/01/2017 to 12/31/2017	11.799458	13.171261	34,957.7297
01/01/2018 to 12/31/2018	13.171261	12.042013	34,890.8906
01/01/2019 to 12/31/2019	12.042013	14.309493	30,674.6515
01/01/2020 to 12/31/2020	14.309493	14.703524	21,276.6495
Brighthouse/Franklin Low Duration Total Return Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.987946	9.760397	2,042.1156
01/01/2012 to 12/31/2012	9.760397	10.037167	8,688.0927
01/01/2013 to 12/31/2013	10.037167	10.002501	48,788.0930
01/01/2014 to 12/31/2014	10.002501	9.957810	49,947.8144
01/01/2015 to 12/31/2015	9.957810	9.748493	49,516.3588
01/01/2016 to 12/31/2016	9.748493	9.904269	50,385.5351
01/01/2017 to 12/31/2017	9.904269	9.887143	45,413.1040
01/01/2018 to 12/31/2018	9.887143	9.781655	37,908.4236
01/01/2019 to 12/31/2019	9.781655	10.082745	42,810.7633
01/01/2020 to 12/31/2020	10.082745	10.143122	36,116.9278
Brighthouse Asset Allocation 100 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.532589	10.705026	1,182,424.8869
01/01/2012 to 12/31/2012	10.705026	12.310273	1,093,355.7864
01/01/2013 to 12/31/2013	12.310273	15.705375	1,029,994.3424
01/01/2014 to 12/31/2014	15.705375	16.258835	883,453.2928
01/01/2015 to 12/31/2015	16.258835	15.695113	796,132.5029
01/01/2016 to 12/31/2016	15.695113	16.849617	662,612.3841
01/01/2017 to 12/31/2017	16.849617	20.406454	557,624.1266
01/01/2018 to 12/31/2018	20.406454	18.077752	499,391.6918
01/01/2019 to 12/31/2019	18.077752	22.702706	433,088.7533
01/01/2020 to 12/31/2020	22.702706	26.593424	402,106.2402
116

CONDENSED FINANCIAL INFORMATION (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Balanced Plus Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.991105	10.447619	21,031.4366
01/01/2013 to 12/31/2013	10.447619	11.770200	43,725.9168
01/01/2014 to 12/31/2014	11.770200	12.713680	59,908.1512
01/01/2015 to 12/31/2015	12.713680	12.012451	44,353.1958
01/01/2016 to 12/31/2016	12.012451	12.823491	52,193.9580
01/01/2017 to 12/31/2017	12.823491	14.949084	56,716.3019
01/01/2018 to 12/31/2018	14.949084	13.641161	54,028.4115
01/01/2019 to 12/31/2019	13.641161	16.604842	50,801.7739
01/01/2020 to 12/31/2020	16.604842	18.405105	50,934.9470
Brighthouse Small Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.613554	15.792798	146,690.5676
01/01/2012 to 12/31/2012	15.792798	18.354655	138,092.7767
01/01/2013 to 12/31/2013	18.354655	23.948419	126,059.0029
01/01/2014 to 12/31/2014	23.948419	23.996560	113,866.0382
01/01/2015 to 12/31/2015	23.996560	22.360751	103,991.0540
01/01/2016 to 12/31/2016	22.360751	28.912816	96,638.7309
01/01/2017 to 12/31/2017	28.912816	31.815907	92,506.2514
01/01/2018 to 12/31/2018	31.815907	26.565372	76,002.7233
01/01/2019 to 12/31/2019	26.565372	33.700705	70,771.8081
01/01/2020 to 12/31/2020	33.700705	33.007567	69,284.9095
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.515157	10.023099	225,310.3343
01/01/2012 to 12/31/2012	10.023099	11.738767	208,233.1479
01/01/2013 to 12/31/2013	11.738767	10.987975	210,616.6069
01/01/2014 to 12/31/2014	10.987975	10.118507	191,073.6889
01/01/2015 to 12/31/2015	10.118507	8.590973	187,193.8129
01/01/2016 to 12/31/2016	8.590973	9.436499	164,849.4760
01/01/2017 to 12/31/2017	9.436499	11.929904	150,001.6801
01/01/2018 to 12/31/2018	11.929904	10.084773	148,494.8315
01/01/2019 to 12/31/2019	10.084773	11.996011	114,691.7290
01/01/2020 to 12/31/2020	11.996011	15.042847	108,507.1217
Clarion Global Real Estate Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.166987	13.176814	96,052.4963
01/01/2012 to 12/31/2012	13.176814	16.353057	86,701.1532
01/01/2013 to 12/31/2013	16.353057	16.680772	80,628.9746
01/01/2014 to 12/31/2014	16.680772	18.612590	67,232.9778
01/01/2015 to 12/31/2015	18.612590	18.078496	63,740.9763
01/01/2016 to 12/31/2016	18.078496	17.964995	57,873.0808
01/01/2017 to 12/31/2017	17.964995	19.599985	48,830.5676
01/01/2018 to 12/31/2018	19.599985	17.637343	41,575.3604
01/01/2019 to 12/31/2019	17.637343	21.685526	36,785.4101
01/01/2020 to 12/31/2020	21.685526	20.290007	38,628.3759
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010696	1.047269	603,296.2985
01/01/2013 to 12/31/2013	1.047269	1.050877	728,093.1792
01/01/2014 to 12/31/2014	1.050877	1.093005	622,223.7717
01/01/2015 to 12/31/2015	1.093005	1.031456	571,483.8661
01/01/2016 to 12/31/2016	1.031456	1.135152	365,838.5885
01/01/2017 to 12/31/2017	1.135152	1.230132	627,664.0691
01/01/2018 to 12/31/2018	1.230132	1.133743	405,777.2753
01/01/2019 to 12/31/2019	1.133743	1.287519	367,062.9253
01/01/2020 to 12/31/2020	1.287519	1.396860	333,274.6436
117

CONDENSED FINANCIAL INFORMATION (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Invesco Comstock Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.242106	9.942277	359,857.3498
01/01/2012 to 12/31/2012	9.942277	11.607402	323,285.6258
01/01/2013 to 12/31/2013	11.607402	15.481667	300,962.2261
01/01/2014 to 12/31/2014	15.481667	16.671405	267,627.6763
01/01/2015 to 12/31/2015	16.671405	15.442562	236,464.8870
01/01/2016 to 12/31/2016	15.442562	17.844135	221,969.5064
01/01/2017 to 12/31/2017	17.844135	20.747096	192,063.8889
01/01/2018 to 12/31/2018	20.747096	17.952416	177,483.4997
01/01/2019 to 12/31/2019	17.952416	22.098580	167,913.5623
01/01/2020 to 12/31/2020	22.098580	21.658531	173,772.4014
Invesco Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.782371	15.379785	106,658.0867
01/01/2012 to 12/31/2012	15.379785	17.911571	93,262.9080
01/01/2013 to 12/31/2013	17.911571	24.734051	88,062.8827
01/01/2014 to 12/31/2014	24.734051	26.293351	80,489.8420
01/01/2015 to 12/31/2015	26.293351	25.459025	75,713.8200
01/01/2016 to 12/31/2016	25.459025	27.947803	72,480.7309
01/01/2017 to 12/31/2017	27.947803	34.507567	63,519.3247
01/01/2018 to 12/31/2018	34.507567	30.915524	51,954.1722
01/01/2019 to 12/31/2019	30.915524	37.889106	48,105.7529
01/01/2020 to 12/31/2020	37.889106	58.510291	44,166.9481
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012751	1.049314	184,118.6385
01/01/2013 to 12/31/2013	1.049314	1.147262	224,972.5677
01/01/2014 to 12/31/2014	1.147262	1.209021	236,695.8497
01/01/2015 to 12/31/2015	1.209021	1.201671	243,625.8957
01/01/2016 to 12/31/2016	1.201671	1.218145	233,553.5371
01/01/2017 to 12/31/2017	1.218145	1.399956	154,676.7917
01/01/2018 to 12/31/2018	1.399956	1.279878	148,472.4051
01/01/2019 to 12/31/2019	1.279878	1.474066	141,802.5790
01/01/2020 to 12/31/2020	1.474066	1.629594	136,020.6046
JPMorgan Global Active Allocation Sub-Account (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996837	1.039690	0.0000
01/01/2015 to 12/31/2015	1.039690	1.014136	0.0000
01/01/2016 to 12/31/2016	1.014136	1.018967	0.0000
01/01/2017 to 12/31/2017	1.018967	1.159314	0.0000
01/01/2018 to 04/30/2018	1.159314	1.130200	0.0000
Loomis Sayles Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	7.497853	7.626325	173,273.1284
01/01/2012 to 12/31/2012	7.626325	8.902546	154,995.8472
01/01/2013 to 12/31/2013	8.902546	12.769341	146,270.3948
01/01/2014 to 12/31/2014	12.769341	14.955819	220,301.2145
01/01/2015 to 12/31/2015	14.955819	14.138445	192,301.1232
01/01/2016 to 12/31/2016	14.138445	14.301289	119,535.2120
01/01/2017 to 12/31/2017	14.301289	16.682495	112,049.9949
01/01/2018 to 12/31/2018	16.682495	15.272873	82,308.8572
01/01/2019 to 12/31/2019	15.272873	18.591584	78,334.9864
01/01/2020 to 12/31/2020	18.591584	24.216673	71,931.7453
Loomis Sayles Growth Sub-Account (Class B) (formerly Legg Mason Value Equity Sub-Account (Class B)
01/01/2011 to 04/29/2011	6.642605	7.060846	0.0000
118

CONDENSED FINANCIAL INFORMATION (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	1.079208	1.127695	25,245.8092
01/01/2014 to 12/31/2014	1.127695	1.213787	35,437.2170
01/01/2015 to 12/31/2015	1.213787	1.181225	98,902.3006
01/01/2016 to 12/31/2016	1.181225	1.214390	48,726.1634
01/01/2017 to 12/31/2017	1.214390	1.382315	100,577.4105
01/01/2018 to 12/31/2018	1.382315	1.263787	148,009.7601
01/01/2019 to 12/31/2019	1.263787	1.515266	127,955.8051
01/01/2020 to 12/31/2020	1.515266	1.590535	141,825.8320
MFS ® Research International Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.396532	12.663042	268,894.1347
01/01/2012 to 12/31/2012	12.663042	14.557637	244,703.1141
01/01/2013 to 12/31/2013	14.557637	17.102618	217,722.1802
01/01/2014 to 12/31/2014	17.102618	15.677116	193,591.8352
01/01/2015 to 12/31/2015	15.677116	15.169757	181,386.0661
01/01/2016 to 12/31/2016	15.169757	14.813093	170,670.0970
01/01/2017 to 12/31/2017	14.813093	18.701869	150,801.4876
01/01/2018 to 12/31/2018	18.701869	15.843512	145,870.2214
01/01/2019 to 12/31/2019	15.843512	20.026848	128,505.4183
01/01/2020 to 12/31/2020	20.026848	22.295847	119,262.3906
Morgan Stanley Discovery Sub-Account (Class B) (formerly Morgan Stanley Mid Cap Growth Sub-Account (Class B) and before that Van Kampen Mid Cap Growth Sub-Account (Class B) and before that Lord Abbett Growth Opportunities Sub-Account (Class B))

01/01/2011 to 12/31/2011	13.746673	12.605011	86,893.1584
01/01/2012 to 12/31/2012	12.605011	13.568856	78,610.2070
01/01/2013 to 12/31/2013	13.568856	18.583175	63,548.3696
01/01/2014 to 12/31/2014	18.583175	18.492153	56,212.4415
01/01/2015 to 12/31/2015	18.492153	17.301835	48,873.9979
01/01/2016 to 12/31/2016	17.301835	15.602241	43,120.8788
01/01/2017 to 12/31/2017	15.602241	21.505421	37,573.2665
01/01/2018 to 12/31/2018	21.505421	23.333826	33,207.1158
01/01/2019 to 12/31/2019	23.333826	32.210753	29,336.8840
01/01/2020 to 12/31/2020	32.210753	80.315942	24,712.6867
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999795	1.034873	0.0000
01/01/2015 to 12/31/2015	1.034873	0.963629	0.0000
01/01/2016 to 12/31/2016	0.963629	1.054874	354.9812
01/01/2017 to 12/31/2017	1.054874	1.170129	1,378.2258
01/01/2018 to 12/31/2018	1.170129	1.065107	1,359.8548
01/01/2019 to 12/31/2019	1.065107	1.280025	1,341.0300
01/01/2020 to 12/31/2020	1.280025	1.410312	1,319.9076
PIMCO Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.255590	16.521798	1,050,837.2854
01/01/2012 to 12/31/2012	16.521798	17.783373	985,274.0488
01/01/2013 to 12/31/2013	17.783373	17.183060	922,767.7111
01/01/2014 to 12/31/2014	17.183060	17.636801	802,358.6414
01/01/2015 to 12/31/2015	17.636801	17.375096	720,478.1829
01/01/2016 to 12/31/2016	17.375096	17.563105	639,476.3888
01/01/2017 to 12/31/2017	17.563105	18.081043	595,622.1344
01/01/2018 to 12/31/2018	18.081043	17.769450	522,136.2039
01/01/2019 to 12/31/2019	17.769450	18.986127	483,732.3124
01/01/2020 to 12/31/2020	18.986127	20.294962	465,104.4189
119

CONDENSED FINANCIAL INFORMATION (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Schroders Global Multi-Asset Sub-Account (Class B) (formerly Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.215816	10.745663	820.7364
01/01/2014 to 12/31/2014	10.745663	11.500391	815.2693
01/01/2015 to 12/31/2015	11.500391	11.187401	1,526.5079
01/01/2016 to 12/31/2016	11.187401	11.524039	1,514.9917
01/01/2017 to 12/31/2017	11.524039	13.222947	5,518.5933
01/01/2018 to 04/30/2018	13.222947	12.642531	0.0000
Schroders Global Multi-Asset Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010729	1.067415	105,220.1731
01/01/2013 to 12/31/2013	1.067415	1.157842	145,342.8286
01/01/2014 to 12/31/2014	1.157842	1.228877	102,186.4976
01/01/2015 to 12/31/2015	1.228877	1.199939	48,613.0255
01/01/2016 to 12/31/2016	1.199939	1.248899	59,418.8069
01/01/2017 to 12/31/2017	1.248899	1.406245	57,947.8184
01/01/2018 to 12/31/2018	1.406245	1.254655	72,337.1221
01/01/2019 to 12/31/2019	1.254655	1.501616	75,412.0369
01/01/2020 to 12/31/2020	1.501616	1.510376	62,269.6922
SSGA Growth and Income ETF Sub-Account (Class B) (formerly Cyclical Growth and Income ETF Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.621510	11.570323	1,033,528.6087
01/01/2012 to 12/31/2012	11.570323	12.861209	983,351.2189
01/01/2013 to 12/31/2013	12.861209	14.308123	954,998.6951
01/01/2014 to 12/31/2014	14.308123	14.914289	853,357.8596
01/01/2015 to 12/31/2015	14.914289	14.403802	755,938.6691
01/01/2016 to 12/31/2016	14.403802	15.010083	652,219.0048
01/01/2017 to 12/31/2017	15.010083	17.132435	553,777.5416
01/01/2018 to 12/31/2018	17.132435	15.775687	455,093.1309
01/01/2019 to 12/31/2019	15.775687	18.588261	417,152.1483
01/01/2020 to 12/31/2020	18.588261	20.110268	364,072.3984
SSGA Growth ETF Sub-Account (Class B) (formerly Cyclical Growth ETF Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.201872	10.800482	363,056.2511
01/01/2012 to 12/31/2012	10.800482	12.238157	350,212.5478
01/01/2013 to 12/31/2013	12.238157	14.234775	388,287.4615
01/01/2014 to 12/31/2014	14.234775	14.777130	272,643.6265
01/01/2015 to 12/31/2015	14.777130	14.220698	258,385.6096
01/01/2016 to 12/31/2016	14.220698	14.972728	236,013.8915
01/01/2017 to 12/31/2017	14.972728	17.646876	236,092.7898
01/01/2018 to 12/31/2018	17.646876	15.862223	210,041.8871
01/01/2019 to 12/31/2019	15.862223	19.133093	197,895.5050
01/01/2020 to 12/31/2020	19.133093	20.873421	187,308.4896
T. Rowe Price Large Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	48.649688	46.004846	221,793.7791
01/01/2012 to 12/31/2012	46.004846	53.463670	199,990.4817
01/01/2013 to 12/31/2013	53.463670	70.456816	169,149.7215
01/01/2014 to 12/31/2014	70.456816	78.625612	145,046.0384
01/01/2015 to 12/31/2015	78.625612	74.677507	131,365.7998
01/01/2016 to 12/31/2016	74.677507	85.294928	116,586.9403
01/01/2017 to 12/31/2017	85.294928	98.270107	101,511.1349
01/01/2018 to 12/31/2018	98.270107	87.933467	87,877.3752
01/01/2019 to 12/31/2019	87.933467	109.594141	78,276.1975
01/01/2020 to 12/31/2020	109.594141	111.055970	73,487.6491
120

CONDENSED FINANCIAL INFORMATION (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
T. Rowe Price Mid Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.400548	10.077199	390,647.1803
01/01/2012 to 12/31/2012	10.077199	11.284630	348,179.1289
01/01/2013 to 12/31/2013	11.284630	15.183024	329,872.5419
01/01/2014 to 12/31/2014	15.183024	16.867677	285,643.0211
01/01/2015 to 12/31/2015	16.867677	17.725462	243,076.5228
01/01/2016 to 12/31/2016	17.725462	18.546927	223,043.1512
01/01/2017 to 12/31/2017	18.546927	22.792593	218,120.8181
01/01/2018 to 12/31/2018	22.792593	21.959376	196,032.1243
01/01/2019 to 12/31/2019	21.959376	28.353250	185,203.3250
01/01/2020 to 12/31/2020	28.353250	34.610036	173,612.8873
Victory Sycamore Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	25.288496	23.991438	359,872.7743
01/01/2012 to 12/31/2012	23.991438	27.105776	324,670.6473
01/01/2013 to 12/31/2013	27.105776	34.794495	275,870.0711
01/01/2014 to 12/31/2014	34.794495	37.581838	237,824.6052
01/01/2015 to 12/31/2015	37.581838	33.697185	210,315.8413
01/01/2016 to 12/31/2016	33.697185	38.342201	193,973.8188
01/01/2017 to 12/31/2017	38.342201	41.351899	169,189.1362
01/01/2018 to 12/31/2018	41.351899	36.599616	148,409.9023
01/01/2019 to 12/31/2019	36.599616	46.505220	123,344.6342
01/01/2020 to 12/31/2020	46.505220	49.310571	116,369.9394
Western Asset Management Government Income Sub-Account (Class B) (formerly Fidelity Institutional Asset Management® Government Income Sub-Account (Class B))
04/30/2012 to 12/31/2012	10.761714	10.920777	2,891.9758
01/01/2013 to 12/31/2013	10.920777	10.271969	456.9505
01/01/2014 to 12/31/2014	10.271969	10.883696	420.3015
01/01/2015 to 12/31/2015	10.883696	10.767769	2,407.2744
01/01/2016 to 12/31/2016	10.767769	10.747188	10,517.0839
01/01/2017 to 12/31/2017	10.747188	10.862878	1,790.6520
01/01/2018 to 12/31/2018	10.862878	10.693321	1,709.2281
01/01/2019 to 12/31/2019	10.693321	11.323502	8,921.4601
01/01/2020 to 12/31/2020	11.323502	12.010802	21,647.3344
Brighthouse Funds Trust II
Baillie Gifford International Stock Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.297789	10.462752	5,058.7844
01/01/2012 to 12/31/2012	10.462752	12.302266	4,941.0733
01/01/2013 to 12/31/2013	12.302266	13.953700	31,508.1897
01/01/2014 to 12/31/2014	13.953700	13.286377	29,932.4997
01/01/2015 to 12/31/2015	13.286377	12.804527	23,294.7140
01/01/2016 to 12/31/2016	12.804527	13.250987	20,735.2824
01/01/2017 to 12/31/2017	13.250987	17.608888	15,302.9440
01/01/2018 to 12/31/2018	17.608888	14.363304	12,232.4533
01/01/2019 to 12/31/2019	14.363304	18.734812	10,160.8302
01/01/2020 to 12/31/2020	18.734812	23.301554	6,576.6724
121

CONDENSED FINANCIAL INFORMATION (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
BlackRock Bond Income Sub-Account (Class B)
01/01/2011 to 12/31/2011	51.445814	53.876982	63,984.3173
01/01/2012 to 12/31/2012	53.876982	56.935146	55,387.1832
01/01/2013 to 12/31/2013	56.935146	55.522287	53,495.4388
01/01/2014 to 12/31/2014	55.522287	58.420361	45,760.5514
01/01/2015 to 12/31/2015	58.420361	57.746684	42,469.6499
01/01/2016 to 12/31/2016	57.746684	58.517012	57,829.0967
01/01/2017 to 12/31/2017	58.517012	59.866806	35,424.3982
01/01/2018 to 12/31/2018	59.866806	58.607789	28,413.1230
01/01/2019 to 12/31/2019	58.607789	63.250775	28,236.1348
01/01/2020 to 12/31/2020	63.250775	67.500235	29,285.8562
BlackRock Capital Appreciation Sub-Account (Class A)
01/01/2011 to 12/31/2011	13.216624	11.855434	15,061.1061
01/01/2012 to 12/31/2012	11.855434	13.356475	6,030.7815
01/01/2013 to 12/31/2013	13.356475	17.660136	5,583.5197
01/01/2014 to 12/31/2014	17.660136	18.945178	3,746.6424
01/01/2015 to 12/31/2015	18.945178	19.834975	4,201.0415
01/01/2016 to 12/31/2016	19.834975	19.556327	4,002.5171
01/01/2017 to 12/31/2017	19.556327	25.803001	3,542.9948
01/01/2018 to 12/31/2018	25.803001	26.032938	3,789.0971
01/01/2019 to 12/31/2019	26.032938	34.070425	5,835.7728
01/01/2020 to 12/31/2020	34.070425	47.210051	5,126.1548
BlackRock Ultra-Short Term Bond Sub-Account (Class A)
02/27/2020 to 12/31/2020
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.498571	10.342686	764,619.1805
01/01/2012 to 12/31/2012	10.342686	10.187859	552,563.7801
01/01/2013 to 12/31/2013	10.187859	10.036175	433,344.9027
01/01/2014 to 12/31/2014	10.036175	9.886750	354,479.8730
01/01/2015 to 12/31/2015	9.886750	9.739549	308,417.7442
01/01/2016 to 12/31/2016	9.739549	9.605299	367,310.3312
01/01/2017 to 12/31/2017	9.605299	9.522732	326,309.9919
01/01/2018 to 12/31/2018	9.522732	9.525474	332,900.7191
01/01/2019 to 12/31/2019	9.525474	9.559891	318,326.0901
01/01/2020 to 12/31/2020	9.559891	9.435267	156,806.8387
Brighthouse/Wellington Core Equity Opportunities (Class B)
05/02/2016 to 12/31/2016	22.654521	23.043498	45,175.9370
01/01/2017 to 12/31/2017	23.043498	26.971363	43,173.2379
01/01/2018 to 12/31/2018	26.971363	26.473809	43,882.0568
01/01/2019 to 12/31/2019	26.473809	34.071627	38,089.0251
01/01/2020 to 12/31/2020	34.071627	37.245484	34,724.6805
Brighthouse/Wellington Core Equity Opportunities (Class B) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class B))
01/01/2011 to 12/31/2011	18.462348	17.301901	62,359.9727
01/01/2012 to 12/31/2012	17.301901	18.811597	53,826.8133
01/01/2013 to 12/31/2013	18.811597	24.593916	54,797.7333
01/01/2014 to 12/31/2014	24.593916	26.876234	45,231.1975
01/01/2015 to 12/31/2015	26.876234	26.409734	41,076.4335
01/01/2016 to 04/29/2016	26.409734	26.565924	0.0000
122

CONDENSED FINANCIAL INFORMATION (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Wellington Core Equity Opportunities (Class E)
01/01/2011 to 12/31/2011	12.765184	12.049965	894,456.8292
01/01/2012 to 12/31/2012	12.049965	13.377280	809,670.5725
01/01/2013 to 12/31/2013	13.377280	17.596592	699,262.9749
01/01/2014 to 12/31/2014	17.596592	19.145478	596,848.1110
01/01/2015 to 12/31/2015	19.145478	19.287919	517,753.4387
01/01/2016 to 12/31/2016	19.287919	20.359742	465,890.3899
01/01/2017 to 12/31/2017	20.359742	23.852310	421,258.8037
01/01/2018 to 12/31/2018	23.852310	23.436673	351,016.6943
01/01/2019 to 12/31/2019	23.436673	30.192193	299,056.0939
01/01/2020 to 12/31/2020	30.192193	33.036902	284,565.7348
Brighthouse Asset Allocation 20 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.886487	14.152003	3,375.5696
01/01/2015 to 12/31/2015	14.152003	13.859669	33,822.0390
01/01/2016 to 12/31/2016	13.859669	14.271834	39,039.3739
01/01/2017 to 12/31/2017	14.271834	15.034609	21,706.8791
01/01/2018 to 12/31/2018	15.034609	14.422860	25,960.6725
01/01/2019 to 12/31/2019	14.422860	15.875647	79,645.6064
01/01/2020 to 12/31/2020	15.875647	17.126986	95,211.9652
Brighthouse Asset Allocation 40 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.249987	14.638826	2,597,379.5785
01/01/2015 to 12/31/2015	14.638826	14.266092	2,268,299.2275
01/01/2016 to 12/31/2016	14.266092	14.909258	2,050,369.0765
01/01/2017 to 12/31/2017	14.909258	16.251019	1,812,142.1335
01/01/2018 to 12/31/2018	16.251019	15.303241	1,557,646.8474
01/01/2019 to 12/31/2019	15.303241	17.426561	1,368,315.0246
01/01/2020 to 12/31/2020	17.426561	19.061263	1,235,944.8700
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Defensive Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.012878	12.044499	993,130.1217
01/01/2012 to 12/31/2012	12.044499	13.158840	1,061,836.9462
01/01/2013 to 12/31/2013	13.158840	14.139905	889,036.8909
01/01/2014 to 04/25/2014	14.139905	14.251744	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Moderate Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.077193	11.883856	2,400,059.7351
01/01/2012 to 12/31/2012	11.883856	13.156910	2,404,835.6729
01/01/2013 to 12/31/2013	13.156910	14.804837	2,135,396.3557
01/01/2014 to 04/25/2014	14.804837	14.865707	0.0000
Brighthouse Asset Allocation 60 Sub-Account (Class B)
04/28/2014 to 12/31/2014	15.173438	15.705589	6,200,222.6909
01/01/2015 to 12/31/2015	15.705589	15.275602	5,665,877.2824
01/01/2016 to 12/31/2016	15.275602	16.117392	5,070,982.7838
01/01/2017 to 12/31/2017	16.117392	18.217161	4,615,613.1349
01/01/2018 to 12/31/2018	18.217161	16.845405	4,195,236.3318
01/01/2019 to 12/31/2019	16.845405	19.817860	3,775,159.0788
01/01/2020 to 12/31/2020	19.817860	22.225905	3,390,522.5744
123

CONDENSED FINANCIAL INFORMATION (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 60 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Balanced Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.856876	11.481813	8,371,236.6921
01/01/2012 to 12/31/2012	11.481813	12.885624	7,676,522.2950
01/01/2013 to 12/31/2013	12.885624	15.158788	6,960,635.4078
01/01/2014 to 04/25/2014	15.158788	15.175309	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B)
04/28/2014 to 12/31/2014	15.641492	16.283470	5,805,793.4610
01/01/2015 to 12/31/2015	16.283470	15.768948	5,162,607.6262
01/01/2016 to 12/31/2016	15.768948	16.798777	4,809,877.9685
01/01/2017 to 12/31/2017	16.798777	19.720479	4,314,138.3982
01/01/2018 to 12/31/2018	19.720479	17.849438	3,785,355.2204
01/01/2019 to 12/31/2019	17.849438	21.755960	3,115,385.7254
01/01/2020 to 12/31/2020	21.755960	24.987732	2,799,754.8924
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Growth Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.742704	11.120139	7,694,928.0420
01/01/2012 to 12/31/2012	11.120139	12.675696	7,109,081.3262
01/01/2013 to 12/31/2013	12.675696	15.722958	6,827,140.4029
01/01/2014 to 04/25/2014	15.722958	15.654494	0.0000
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.220261	12.065387	247,284.9151
01/01/2012 to 12/31/2012	12.065387	13.733793	391,427.4677
01/01/2013 to 12/31/2013	13.733793	18.498998	341,449.7072
01/01/2014 to 12/31/2014	18.498998	19.816928	276,563.6259
01/01/2015 to 12/31/2015	19.816928	21.579412	244,821.0816
01/01/2016 to 12/31/2016	21.579412	21.230540	225,037.6713
01/01/2017 to 12/31/2017	21.230540	28.651717	199,092.7467
01/01/2018 to 12/31/2018	28.651717	28.254906	170,360.6248
01/01/2019 to 12/31/2019	28.254906	36.879052	152,396.3272
01/01/2020 to 12/31/2020	36.879052	56.809833	128,550.7636
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.344698	8.107217	316,152.4774
01/01/2012 to 04/27/2012	8.107217	9.117621	0.0000
Loomis Sayles Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.609230	10.738517	158,304.2922
01/01/2012 to 12/31/2012	10.738517	11.730182	144,694.5167
01/01/2013 to 12/31/2013	11.730182	17.146193	117,818.6091
01/01/2014 to 12/31/2014	17.146193	17.048775	92,029.1881
01/01/2015 to 12/31/2015	17.048775	17.034637	78,838.3821
01/01/2016 to 12/31/2016	17.034637	17.795807	73,052.1899
01/01/2017 to 12/31/2017	17.795807	22.209513	58,015.7282
01/01/2018 to 12/31/2018	22.209513	21.938106	49,151.1089
01/01/2019 to 12/31/2019	21.938106	27.340669	47,084.4506
01/01/2020 to 12/31/2020	27.340669	36.101809	42,812.6338
124

CONDENSED FINANCIAL INFORMATION (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MetLife Stock Index Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.838816	11.853637	49,647.7229
01/01/2012 to 12/31/2012	11.853637	13.477764	39,936.5385
01/01/2013 to 12/31/2013	13.477764	17.485837	42,196.9201
01/01/2014 to 12/31/2014	17.485837	19.481836	37,767.8077
01/01/2015 to 12/31/2015	19.481836	19.367068	36,666.0483
01/01/2016 to 12/31/2016	19.367068	21.250388	108,482.5751
01/01/2017 to 12/31/2017	21.250388	25.379799	96,713.2355
01/01/2018 to 12/31/2018	25.379799	23.792070	105,674.2650
01/01/2019 to 12/31/2019	23.792070	30.656909	127,903.3239
01/01/2020 to 12/31/2020	30.656909	35.582619	116,755.1639
Neuberger Berman Genesis Sub-Account (Class B) (formerly BlackRock Strategic Value Sub-Account (Class B))
01/01/2011 to 12/31/2011	16.166179	16.802976	11,371.4818
01/01/2012 to 12/31/2012	16.802976	18.165841	10,997.9998
01/01/2013 to 12/31/2013	18.165841	24.729525	50,776.6449
01/01/2014 to 12/31/2014	24.729525	24.288137	42,539.5102
01/01/2015 to 12/31/2015	24.288137	24.017442	36,519.3783
01/01/2016 to 12/31/2016	24.017442	28.011950	31,885.2153
01/01/2017 to 12/31/2017	28.011950	31.870180	31,651.9267
01/01/2018 to 12/31/2018	31.870180	29.200022	30,119.6450
01/01/2019 to 12/31/2019	29.200022	37.224152	28,486.7111
01/01/2020 to 12/31/2020	37.224152	45.747519	20,472.0471
Neuberger Berman Genesis Sub-Account (Class B) (formerly MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	15.470184	14.436229	57,994.0082
01/01/2012 to 12/31/2012	14.436229	14.971828	55,239.1681
01/01/2013 to 04/26/2013	14.971828	16.228423	0.0000
T. Rowe Price Large Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.951918	13.561104	415,713.4093
01/01/2012 to 12/31/2012	13.561104	15.852780	363,203.7895
01/01/2013 to 12/31/2013	15.852780	21.671233	364,014.9660
01/01/2014 to 12/31/2014	21.671233	23.232801	301,779.8138
01/01/2015 to 12/31/2015	23.232801	25.292922	277,465.6867
01/01/2016 to 12/31/2016	25.292922	25.298016	247,553.8397
01/01/2017 to 12/31/2017	25.298016	33.265633	200,464.8865
01/01/2018 to 12/31/2018	33.265633	32.389430	168,108.3110
01/01/2019 to 12/31/2019	32.389430	41.667655	154,109.3911
01/01/2020 to 12/31/2020	41.667655	56.085702	132,048.5887
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
01/01/2011 to 12/31/2011	25.085484	26.154990	89,065.4725
01/01/2012 to 12/31/2012	26.154990	28.673203	61,674.3637
01/01/2013 to 12/31/2013	28.673203	28.479873	30,465.1401
01/01/2014 to 12/31/2014	28.479873	29.539765	32,812.1769
01/01/2015 to 12/31/2015	29.539765	28.517778	29,487.1728
01/01/2016 to 12/31/2016	28.517778	30.425544	145,566.0186
01/01/2017 to 12/31/2017	30.425544	32.351465	136,859.9771
01/01/2018 to 12/31/2018	32.351465	30.584800	119,434.7540
01/01/2019 to 12/31/2019	30.584800	34.418174	116,746.3255
01/01/2020 to 12/31/2020	34.418174	36.146539	106,938.0922
125

CONDENSED FINANCIAL INFORMATION (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (formerly Met Investors Series Trust - Lord Abbett Bond Debenture Sub-Account (Class B))
01/01/2011 to 12/31/2011	23.262748	23.939057	252,962.8455
01/01/2012 to 12/31/2012	23.939057	26.633903	225,915.0404
01/01/2013 to 12/31/2013	26.633903	28.330869	198,210.4588
01/01/2014 to 12/31/2014	28.330869	29.256807	173,648.5171
01/01/2015 to 12/31/2015	29.256807	28.194523	151,986.8600
01/01/2016 to 04/29/2016	28.194523	29.041900	0.0000
Franklin Templeton Variable Insurance Products Trust
Templeton Foreign VIP Sub-Account (Class 2)
01/01/2011 to 12/31/2011	32.128267	28.284710	81,947.9964
01/01/2012 to 12/31/2012	28.284710	32.941481	76,747.8824
01/01/2013 to 12/31/2013	32.941481	39.905483	66,725.4171
01/01/2014 to 12/31/2014	39.905483	34.935168	57,945.6715
01/01/2015 to 12/31/2015	34.935168	32.180471	59,529.7701
01/01/2016 to 12/31/2016	32.180471	33.975994	52,108.3099
01/01/2017 to 12/31/2017	33.975994	39.059052	43,654.4355
01/01/2018 to 12/31/2018	39.059052	32.532939	42,335.6702
01/01/2019 to 12/31/2019	32.532939	36.063945	41,971.6239
01/01/2020 to 12/31/2020	36.063945	35.114130	45,027.3301
PIMCO Variable Insurance Trust
PIMCO Low Duration Sub-Account (Administrative Class)
01/01/2011 to 12/31/2011	14.814807	14.756561	50,048.8221
01/01/2012 to 12/31/2012	14.756561	15.386358	44,012.2316
01/01/2013 to 12/31/2013	15.386358	15.136779	36,176.0651
01/01/2014 to 12/31/2014	15.136779	15.038364	26,460.2382
01/01/2015 to 12/31/2015	15.038364	14.860955	25,891.6930
01/01/2016 to 12/31/2016	14.860955	14.845407	24,285.0709
01/01/2017 to 12/31/2017	14.845407	14.822054	20,573.6102
01/01/2018 to 12/31/2018	14.822054	14.650281	19,090.6981
01/01/2019 to 12/31/2019	14.650281	15.013169	17,772.7653
01/01/2020 to 12/31/2020	15.013169	15.231355	16,881.1560
126

CONDENSED FINANCIAL INFORMATION (continued)
CLASS AA
1.55% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. International Growth Sub-Account (Series I)
01/01/2011 to 12/31/2011	17.683633	16.238299	845.4581
01/01/2012 to 12/31/2012	16.238299	18.470526	826.1057
01/01/2013 to 12/31/2013	18.470526	21.644399	812.6321
01/01/2014 to 12/31/2014	21.644399	21.382101	787.6282
01/01/2015 to 12/31/2015	21.382101	20.559841	568.2508
01/01/2016 to 12/31/2016	20.559841	20.152192	557.2374
01/01/2017 to 12/31/2017	20.152192	24.407589	435.7642
01/01/2018 to 12/31/2018	24.407589	20.431239	434.1226
01/01/2019 to 12/31/2019	20.431239	25.865009	432.5518
01/01/2020 to 12/31/2020	25.865009	29.030151	431.0625
Invesco V.I. International Growth Sub-Account (Series II)
01/01/2011 to 12/31/2011	17.291044	15.835117	11,269.3760
01/01/2012 to 12/31/2012	15.835117	17.968625	13,377.9853
01/01/2013 to 12/31/2013	17.968625	21.003902	13,614.6657
01/01/2014 to 12/31/2014	21.003902	20.699409	11,855.7864
01/01/2015 to 12/31/2015	20.699409	19.847865	9,237.8446
01/01/2016 to 12/31/2016	19.847865	19.406445	9,020.2641
01/01/2017 to 12/31/2017	19.406445	23.451601	8,797.1805
01/01/2018 to 12/31/2018	23.451601	19.578085	8,523.9811
01/01/2019 to 12/31/2019	19.578085	24.720561	8,112.0845
01/01/2020 to 12/31/2020	24.720561	27.683476	7,779.5554
Brighthouse Funds Trust I
AB Global Dynamic Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.203841	10.541615	59,524.5328
01/01/2013 to 12/31/2013	10.541615	11.536399	36,221.8575
01/01/2014 to 12/31/2014	11.536399	12.193645	33,023.3202
01/01/2015 to 12/31/2015	12.193645	12.075643	38,758.8824
01/01/2016 to 12/31/2016	12.075643	12.317477	43,303.7354
01/01/2017 to 12/31/2017	12.317477	13.780252	43,967.8594
01/01/2018 to 12/31/2018	13.780252	12.621524	40,066.4896
01/01/2019 to 12/31/2019	12.621524	14.673613	31,497.5809
01/01/2020 to 12/31/2020	14.673613	15.326617	25,095.9115
American Funds® Balanced Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.850085	9.492567	1,976,358.8441
01/01/2012 to 12/31/2012	9.492567	10.610225	1,971,182.3490
01/01/2013 to 12/31/2013	10.610225	12.383129	1,826,285.4143
01/01/2014 to 12/31/2014	12.383129	12.930227	1,710,865.2948
01/01/2015 to 12/31/2015	12.930227	12.641528	1,620,524.8038
01/01/2016 to 12/31/2016	12.641528	13.419198	1,517,455.7686
01/01/2017 to 12/31/2017	13.419198	15.440724	1,353,948.3154
01/01/2018 to 12/31/2018	15.440724	14.546477	1,212,641.2014
01/01/2019 to 12/31/2019	14.546477	17.119475	1,197,167.9998
01/01/2020 to 12/31/2020	17.119475	19.479863	1,056,322.7508
127

CONDENSED FINANCIAL INFORMATION (continued)
1.55% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds® Growth Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.369155	8.788721	2,687,079.2258
01/01/2012 to 12/31/2012	8.788721	10.051050	2,463,887.8125
01/01/2013 to 12/31/2013	10.051050	12.381326	2,290,343.0820
01/01/2014 to 12/31/2014	12.381326	12.969620	2,373,454.5448
01/01/2015 to 12/31/2015	12.969620	12.673624	2,329,429.6381
01/01/2016 to 12/31/2016	12.673624	13.596634	2,212,877.2558
01/01/2017 to 12/31/2017	13.596634	16.245957	2,081,095.9113
01/01/2018 to 12/31/2018	16.245957	15.071935	1,986,364.1232
01/01/2019 to 12/31/2019	15.071935	18.347787	1,685,043.1538
01/01/2020 to 12/31/2020	18.347787	21.122480	1,544,929.7530
American Funds® Moderate Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	10.094473	9.958552	1,676,503.4235
01/01/2012 to 12/31/2012	9.958552	10.867339	1,398,534.9254
01/01/2013 to 12/31/2013	10.867339	12.146937	1,226,806.7707
01/01/2014 to 12/31/2014	12.146937	12.689029	1,179,823.5161
01/01/2015 to 12/31/2015	12.689029	12.403158	1,070,932.1847
01/01/2016 to 12/31/2016	12.403158	13.068866	996,034.0864
01/01/2017 to 12/31/2017	13.068866	14.536774	949,737.0016
01/01/2018 to 12/31/2018	14.536774	13.823199	885,977.3277
01/01/2019 to 12/31/2019	13.823199	15.809608	822,835.6419
01/01/2020 to 12/31/2020	15.809608	17.588000	752,678.4257
AQR Global Risk Balanced Sub-Account (Class B)
04/30/2012 to 12/31/2012	11.136121	11.531416	68,110.7451
01/01/2013 to 12/31/2013	11.531416	10.969004	58,404.6156
01/01/2014 to 12/31/2014	10.969004	11.232053	55,291.4275
01/01/2015 to 12/31/2015	11.232053	10.000546	67,078.1874
01/01/2016 to 12/31/2016	10.000546	10.729114	53,338.3476
01/01/2017 to 12/31/2017	10.729114	11.600119	66,174.6959
01/01/2018 to 12/31/2018	11.600119	10.695664	51,112.5773
01/01/2019 to 12/31/2019	10.695664	12.628716	42,866.5949
01/01/2020 to 12/31/2020	12.628716	12.810029	53,268.2254
BlackRock Global Tactical Strategies Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.959161	10.271320	75,800.2199
01/01/2013 to 12/31/2013	10.271320	11.155889	159,477.3147
01/01/2014 to 12/31/2014	11.155889	11.634125	274,070.3383
01/01/2015 to 12/31/2015	11.634125	11.442731	320,626.0907
01/01/2016 to 12/31/2016	11.442731	11.766019	295,178.6529
01/01/2017 to 12/31/2017	11.766019	13.127394	285,601.9843
01/01/2018 to 12/31/2018	13.127394	11.995876	265,068.3517
01/01/2019 to 12/31/2019	11.995876	14.247549	178,940.0429
01/01/2020 to 12/31/2020	14.247549	14.632540	178,137.8808
Brighthouse/Franklin Low Duration Total Return Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.987878	9.757096	91,632.1430
01/01/2012 to 12/31/2012	9.757096	10.028733	72,506.4837
01/01/2013 to 12/31/2013	10.028733	9.989104	87,393.6539
01/01/2014 to 12/31/2014	9.989104	9.939505	114,407.0595
01/01/2015 to 12/31/2015	9.939505	9.725711	141,187.0018
01/01/2016 to 12/31/2016	9.725711	9.876187	127,237.9959
01/01/2017 to 12/31/2017	9.876187	9.854197	103,555.3539
01/01/2018 to 12/31/2018	9.854197	9.744165	87,276.0470
01/01/2019 to 12/31/2019	9.744165	10.039083	66,700.9404
01/01/2020 to 12/31/2020	10.039083	10.094140	64,593.9267
128

CONDENSED FINANCIAL INFORMATION (continued)
1.55% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 100 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.497114	10.666773	936,437.0345
01/01/2012 to 12/31/2012	10.666773	12.260127	839,062.7299
01/01/2013 to 12/31/2013	12.260127	15.633590	777,351.3200
01/01/2014 to 12/31/2014	15.633590	16.176434	616,866.3906
01/01/2015 to 12/31/2015	16.176434	15.607765	583,894.4452
01/01/2016 to 12/31/2016	15.607765	16.747474	441,936.2983
01/01/2017 to 12/31/2017	16.747474	20.272653	365,582.4979
01/01/2018 to 12/31/2018	20.272653	17.950190	340,343.2422
01/01/2019 to 12/31/2019	17.950190	22.531250	307,241.1469
01/01/2020 to 12/31/2020	22.531250	26.379367	278,682.5427
Brighthouse Balanced Plus Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.986072	10.438856	23,487.6249
01/01/2013 to 12/31/2013	10.438856	11.754454	95,553.5466
01/01/2014 to 12/31/2014	11.754454	12.690330	99,759.8163
01/01/2015 to 12/31/2015	12.690330	11.984397	111,978.5674
01/01/2016 to 12/31/2016	11.984397	12.787154	120,705.2240
01/01/2017 to 12/31/2017	12.787154	14.899302	161,345.4977
01/01/2018 to 12/31/2018	14.899302	13.588901	125,122.8536
01/01/2019 to 12/31/2019	13.588901	16.532968	114,173.9971
01/01/2020 to 12/31/2020	16.532968	18.316263	138,571.5912
Brighthouse Small Cap Value Sub-Account (Class A)
01/01/2011 to 12/31/2011	19.611335	17.630789	642.7361
01/01/2012 to 12/31/2012	17.630789	20.530672	693.8114
01/01/2013 to 12/31/2013	20.530672	26.848182	641.3639
01/01/2014 to 12/31/2014	26.848182	26.954588	602.8138
01/01/2015 to 12/31/2015	26.954588	25.158471	607.0755
01/01/2016 to 12/31/2016	25.158471	32.588720	603.7204
01/01/2017 to 12/31/2017	32.588720	35.933220	521.4347
01/01/2018 to 12/31/2018	35.933220	30.080417	504.4122
01/01/2019 to 12/31/2019	30.080417	38.225986	530.6077
01/01/2020 to 12/31/2020	38.225986	37.516049	706.3622
Brighthouse Small Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.519779	15.700881	254,413.5291
01/01/2012 to 12/31/2012	15.700881	18.238666	230,462.4788
01/01/2013 to 12/31/2013	18.238666	23.785204	174,443.6760
01/01/2014 to 12/31/2014	23.785204	23.821107	149,731.4938
01/01/2015 to 12/31/2015	23.821107	22.186163	133,505.4402
01/01/2016 to 12/31/2016	22.186163	28.672749	113,365.0930
01/01/2017 to 12/31/2017	28.672749	31.536022	99,877.5779
01/01/2018 to 12/31/2018	31.536022	26.318435	85,582.7137
01/01/2019 to 12/31/2019	26.318435	33.370771	76,516.0476
01/01/2020 to 12/31/2020	33.370771	32.668044	92,376.3033
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.485909	9.994683	382,555.7221
01/01/2012 to 12/31/2012	9.994683	11.699610	353,069.8090
01/01/2013 to 12/31/2013	11.699610	10.945850	349,212.7922
01/01/2014 to 12/31/2014	10.945850	10.074676	351,407.3540
01/01/2015 to 12/31/2015	10.074676	8.549479	329,244.9945
01/01/2016 to 12/31/2016	8.549479	9.386232	321,890.1046
01/01/2017 to 12/31/2017	9.386232	11.860450	296,884.3920
01/01/2018 to 12/31/2018	11.860450	10.021019	310,450.0435
01/01/2019 to 12/31/2019	10.021019	11.914219	276,401.7656
01/01/2020 to 12/31/2020	11.914219	14.932795	238,049.7025
129

CONDENSED FINANCIAL INFORMATION (continued)
1.55% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Clarion Global Real Estate Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.119798	13.126372	230,365.7004
01/01/2012 to 12/31/2012	13.126372	16.282280	207,750.3041
01/01/2013 to 12/31/2013	16.282280	16.600277	202,112.5575
01/01/2014 to 12/31/2014	16.600277	18.513524	214,136.9059
01/01/2015 to 12/31/2015	18.513524	17.973286	159,397.7474
01/01/2016 to 12/31/2016	17.973286	17.851529	152,235.4231
01/01/2017 to 12/31/2017	17.851529	19.466494	143,587.6600
01/01/2018 to 12/31/2018	19.466494	17.508413	132,459.8691
01/01/2019 to 12/31/2019	17.508413	21.516253	113,896.1007
01/01/2020 to 12/31/2020	21.516253	20.121533	115,230.3561
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010688	1.046910	788,059.5045
01/01/2013 to 12/31/2013	1.046910	1.049991	1,179,380.9298
01/01/2014 to 12/31/2014	1.049991	1.091538	1,051,686.1128
01/01/2015 to 12/31/2015	1.091538	1.029557	959,575.7660
01/01/2016 to 12/31/2016	1.029557	1.132497	1,005,659.1375
01/01/2017 to 12/31/2017	1.132497	1.226643	927,315.1216
01/01/2018 to 12/31/2018	1.226643	1.129959	306,105.3889
01/01/2019 to 12/31/2019	1.129959	1.282581	278,226.0275
01/01/2020 to 12/31/2020	1.282581	1.390806	297,788.5486
Invesco Comstock Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.209672	9.903871	259,017.2604
01/01/2012 to 12/31/2012	9.903871	11.548197	212,872.4303
01/01/2013 to 12/31/2013	11.548197	15.394522	214,901.5361
01/01/2014 to 12/31/2014	15.394522	16.569280	202,506.1390
01/01/2015 to 12/31/2015	16.569280	15.340294	213,583.0685
01/01/2016 to 12/31/2016	15.340294	17.717108	140,193.5097
01/01/2017 to 12/31/2017	17.717108	20.589148	126,187.8704
01/01/2018 to 12/31/2018	20.589148	17.806787	106,212.6083
01/01/2019 to 12/31/2019	17.806787	21.908374	90,945.5815
01/01/2020 to 12/31/2020	21.908374	21.461350	91,032.0426
Invesco Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.685173	15.277443	288,892.2802
01/01/2012 to 12/31/2012	15.277443	17.783449	247,602.7989
01/01/2013 to 12/31/2013	17.783449	24.544872	220,633.8197
01/01/2014 to 12/31/2014	24.544872	26.079209	191,304.8335
01/01/2015 to 12/31/2015	26.079209	25.239059	178,301.6002
01/01/2016 to 12/31/2016	25.239059	27.692495	174,581.0684
01/01/2017 to 12/31/2017	27.692495	34.175313	158,417.3426
01/01/2018 to 12/31/2018	34.175313	30.602459	140,331.2186
01/01/2019 to 12/31/2019	30.602459	37.486685	131,352.4673
01/01/2020 to 12/31/2020	37.486685	57.859885	100,598.1603
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012743	1.048954	62,070.5999
01/01/2013 to 12/31/2013	1.048954	1.146295	222,261.1257
01/01/2014 to 12/31/2014	1.146295	1.207398	335,719.4931
01/01/2015 to 12/31/2015	1.207398	1.199459	839,723.9710
01/01/2016 to 12/31/2016	1.199459	1.215296	757,334.5545
01/01/2017 to 12/31/2017	1.215296	1.395985	652,750.5901
01/01/2018 to 12/31/2018	1.395985	1.275607	580,868.4367
01/01/2019 to 12/31/2019	1.275607	1.468412	495,864.8005
01/01/2020 to 12/31/2020	1.468412	1.622532	449,533.3409
130

CONDENSED FINANCIAL INFORMATION (continued)
1.55% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
JPMorgan Global Active Allocation Sub-Account (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996830	1.039332	0.0000
01/01/2015 to 12/31/2015	1.039332	1.013279	6,112.7026
01/01/2016 to 12/31/2016	1.013279	1.017598	29,346.1489
01/01/2017 to 12/31/2017	1.017598	1.157180	27,361.3510
01/01/2018 to 04/30/2018	1.157180	1.127936	0.0000
Loomis Sayles Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	7.445477	7.569276	987,716.1050
01/01/2012 to 12/31/2012	7.569276	8.831514	889,674.6582
01/01/2013 to 12/31/2013	8.831514	12.661135	775,042.2623
01/01/2014 to 12/31/2014	12.661135	14.821679	715,108.2165
01/01/2015 to 12/31/2015	14.821679	14.004631	644,470.0476
01/01/2016 to 12/31/2016	14.004631	14.158857	590,531.9826
01/01/2017 to 12/31/2017	14.158857	16.508125	545,385.2763
01/01/2018 to 12/31/2018	16.508125	15.105639	488,259.0939
01/01/2019 to 12/31/2019	15.105639	18.378826	441,697.6879
01/01/2020 to 12/31/2020	18.378826	23.927561	350,288.1837
Loomis Sayles Growth Sub-Account (Class B) (formerly Legg Mason Value Equity Sub-Account (Class B)
01/01/2011 to 04/29/2011	6.625444	7.041458	0.0000
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	1.078945	1.127041	0.0000
01/01/2014 to 12/31/2014	1.127041	1.212477	65,724.1605
01/01/2015 to 12/31/2015	1.212477	1.179361	356,048.5468
01/01/2016 to 12/31/2016	1.179361	1.211868	289,307.3554
01/01/2017 to 12/31/2017	1.211868	1.378757	308,261.1273
01/01/2018 to 12/31/2018	1.378757	1.259900	296,921.2783
01/01/2019 to 12/31/2019	1.259900	1.509852	228,679.0471
01/01/2020 to 12/31/2020	1.509852	1.584058	202,467.1623
MFS ® Research International Sub-Account (Class A)
01/01/2011 to 12/31/2011	14.616284	12.889638	0.0000
01/01/2012 to 12/31/2012	12.889638	14.844273	0.0000
01/01/2013 to 12/31/2013	14.844273	17.477665	0.0000
01/01/2014 to 12/31/2014	17.477665	16.049691	0.0000
01/01/2015 to 12/31/2015	16.049691	15.566327	0.0000
01/01/2016 to 12/31/2016	15.566327	15.223865	0.0000
01/01/2017 to 12/31/2017	15.223865	19.264117	0.0000
01/01/2018 to 12/31/2018	19.264117	16.347461	0.0000
01/01/2019 to 12/31/2019	16.347461	20.714011	0.0000
01/01/2020 to 12/31/2020	20.714011	23.101923	0.0000
MFS ® Research International Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.336647	12.610368	452,308.2946
01/01/2012 to 12/31/2012	12.610368	14.497083	418,999.9565
01/01/2013 to 12/31/2013	14.497083	17.025678	363,367.1525
01/01/2014 to 12/31/2014	17.025678	15.598789	330,191.4479
01/01/2015 to 12/31/2015	15.598789	15.086420	306,172.7989
01/01/2016 to 12/31/2016	15.086420	14.724356	294,860.3479
01/01/2017 to 12/31/2017	14.724356	18.580583	256,382.9504
01/01/2018 to 12/31/2018	18.580583	15.732848	227,677.9070
01/01/2019 to 12/31/2019	15.732848	19.877033	204,752.2524
01/01/2020 to 12/31/2020	19.877033	22.117972	181,825.4142
131

CONDENSED FINANCIAL INFORMATION (continued)
1.55% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Morgan Stanley Discovery Sub-Account (Class B) (formerly Morgan Stanley Mid Cap Growth Sub-Account (Class B) and before that Van Kampen Mid Cap Growth Sub-Account (Class B) and before that Lord Abbett Growth Opportunities Sub-Account (Class B))

01/01/2011 to 12/31/2011	13.680173	12.537777	100,444.8613
01/01/2012 to 12/31/2012	12.537777	13.489703	89,032.0444
01/01/2013 to 12/31/2013	13.489703	18.465551	80,258.1766
01/01/2014 to 12/31/2014	18.465551	18.365921	71,105.6697
01/01/2015 to 12/31/2015	18.365921	17.175139	66,206.3049
01/01/2016 to 12/31/2016	17.175139	15.480251	61,661.8782
01/01/2017 to 12/31/2017	15.480251	21.326659	57,237.3241
01/01/2018 to 12/31/2018	21.326659	23.128232	49,112.6021
01/01/2019 to 12/31/2019	23.128232	31.911000	50,359.1596
01/01/2020 to 12/31/2020	31.911000	79.528772	46,422.8115
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999788	1.034516	0.0000
01/01/2015 to 12/31/2015	1.034516	0.962815	0.0000
01/01/2016 to 12/31/2016	0.962815	1.053457	0.0000
01/01/2017 to 12/31/2017	1.053457	1.167975	0.0000
01/01/2018 to 12/31/2018	1.167975	1.062612	0.0000
01/01/2019 to 12/31/2019	1.062612	1.276389	0.0000
01/01/2020 to 12/31/2020	1.276389	1.405601	46,923.3396
PIMCO Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.142116	16.398294	1,192,865.4435
01/01/2012 to 12/31/2012	16.398294	17.641576	1,145,734.6700
01/01/2013 to 12/31/2013	17.641576	17.037533	1,046,588.4881
01/01/2014 to 12/31/2014	17.037533	17.478695	876,449.6340
01/01/2015 to 12/31/2015	17.478695	17.210733	741,494.2528
01/01/2016 to 12/31/2016	17.210733	17.388274	669,148.9329
01/01/2017 to 12/31/2017	17.388274	17.892139	626,467.2323
01/01/2018 to 12/31/2018	17.892139	17.574968	550,939.5680
01/01/2019 to 12/31/2019	17.574968	18.768950	509,690.2504
01/01/2020 to 12/31/2020	18.768950	20.052767	467,818.9274
Schroders Global Multi-Asset Sub-Account (Class B) (formerly Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.215677	10.741899	2,754.7806
01/01/2014 to 12/31/2014	10.741899	11.490620	7,922.8233
01/01/2015 to 12/31/2015	11.490620	11.172311	37,538.5190
01/01/2016 to 12/31/2016	11.172311	11.502747	33,805.7209
01/01/2017 to 12/31/2017	11.502747	13.191944	48,216.7330
01/01/2018 to 04/30/2018	13.191944	12.610832	0.0000
Schroders Global Multi-Asset Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010721	1.067048	102,507.6832
01/01/2013 to 12/31/2013	1.067048	1.156866	90,431.3613
01/01/2014 to 12/31/2014	1.156866	1.227228	121,820.1471
01/01/2015 to 12/31/2015	1.227228	1.197730	123,211.9457
01/01/2016 to 12/31/2016	1.197730	1.245977	67,341.1600
01/01/2017 to 12/31/2017	1.245977	1.402257	107,261.9947
01/01/2018 to 12/31/2018	1.402257	1.250468	567,515.4660
01/01/2019 to 12/31/2019	1.250468	1.495857	460,668.0080
01/01/2020 to 12/31/2020	1.495857	1.503830	354,980.5332
132

CONDENSED FINANCIAL INFORMATION (continued)
1.55% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
SSGA Growth and Income ETF Sub-Account (Class B) (formerly Cyclical Growth and Income ETF Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.591023	11.534218	240,756.1157
01/01/2012 to 12/31/2012	11.534218	12.814640	200,506.0584
01/01/2013 to 12/31/2013	12.814640	14.249194	159,708.6713
01/01/2014 to 12/31/2014	14.249194	14.845443	154,433.3538
01/01/2015 to 12/31/2015	14.845443	14.330148	146,640.4199
01/01/2016 to 12/31/2016	14.330148	14.925871	145,163.9856
01/01/2017 to 12/31/2017	14.925871	17.027833	142,874.3445
01/01/2018 to 12/31/2018	17.027833	15.671488	131,349.1164
01/01/2019 to 12/31/2019	15.671488	18.456262	125,993.5515
01/01/2020 to 12/31/2020	18.456262	19.957460	116,004.1774
SSGA Growth ETF Sub-Account (Class B) (formerly Cyclical Growth ETF Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.172483	10.766774	210,262.8165
01/01/2012 to 12/31/2012	10.766774	12.193838	170,007.8619
01/01/2013 to 12/31/2013	12.193838	14.176143	116,431.9234
01/01/2014 to 12/31/2014	14.176143	14.708912	157,390.2312
01/01/2015 to 12/31/2015	14.708912	14.147975	147,543.4499
01/01/2016 to 12/31/2016	14.147975	14.888720	136,682.0295
01/01/2017 to 12/31/2017	14.888720	17.539128	129,931.3714
01/01/2018 to 12/31/2018	17.539128	15.757446	123,689.6738
01/01/2019 to 12/31/2019	15.757446	18.997218	108,282.0591
01/01/2020 to 12/31/2020	18.997218	20.714806	88,505.4309
T. Rowe Price Large Cap Value Sub-Account (Class A)
01/01/2011 to 12/31/2011	48.521828	45.976848	51,302.4826
01/01/2012 to 12/31/2012	45.976848	53.537308	46,173.8147
01/01/2013 to 12/31/2013	53.537308	70.684477	39,999.8555
01/01/2014 to 12/31/2014	70.684477	79.038744	35,023.3800
01/01/2015 to 12/31/2015	79.038744	75.245148	31,030.5124
01/01/2016 to 12/31/2016	75.245148	86.092953	27,831.5108
01/01/2017 to 12/31/2017	86.092953	99.411891	25,631.0243
01/01/2018 to 12/31/2018	99.411891	89.111974	23,250.9967
01/01/2019 to 12/31/2019	89.111974	111.269126	21,503.4805
01/01/2020 to 12/31/2020	111.269126	113.001669	19,575.5665
T. Rowe Price Large Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	48.309957	45.660800	327,734.0317
01/01/2012 to 12/31/2012	45.660800	53.037202	287,622.0925
01/01/2013 to 12/31/2013	53.037202	69.859904	250,679.3885
01/01/2014 to 12/31/2014	69.859904	77.920551	217,560.0163
01/01/2015 to 12/31/2015	77.920551	73.970867	198,848.7158
01/01/2016 to 12/31/2016	73.970867	84.445625	176,562.6328
01/01/2017 to 12/31/2017	84.445625	97.243166	152,568.6868
01/01/2018 to 12/31/2018	97.243166	86.970805	137,744.3331
01/01/2019 to 12/31/2019	86.970805	108.340212	122,165.3658
01/01/2020 to 12/31/2020	108.340212	109.730302	115,530.0349
T. Rowe Price Mid Cap Growth Sub-Account (Class A)
01/01/2011 to 12/31/2011	10.599992	10.291384	81,755.2947
01/01/2012 to 12/31/2012	10.291384	11.543661	75,534.2234
01/01/2013 to 12/31/2013	11.543661	15.567219	66,265.6485
01/01/2014 to 12/31/2014	15.567219	17.326741	57,829.8823
01/01/2015 to 12/31/2015	17.326741	18.233221	49,860.4417
01/01/2016 to 12/31/2016	18.233221	19.122937	45,248.1820
01/01/2017 to 12/31/2017	19.122937	23.562553	41,583.7505
01/01/2018 to 12/31/2018	23.562553	22.731759	35,025.9632
01/01/2019 to 12/31/2019	22.731759	29.413752	31,186.8358
01/01/2020 to 12/31/2020	29.413752	35.998566	25,389.8945
133

CONDENSED FINANCIAL INFORMATION (continued)
1.55% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
T. Rowe Price Mid Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.327880	10.001799	503,082.1328
01/01/2012 to 12/31/2012	10.001799	11.194572	449,918.8428
01/01/2013 to 12/31/2013	11.194572	15.054336	415,092.9530
01/01/2014 to 12/31/2014	15.054336	16.716356	319,662.6802
01/01/2015 to 12/31/2015	16.716356	17.557671	298,017.7516
01/01/2016 to 12/31/2016	17.557671	18.362182	262,004.1965
01/01/2017 to 12/31/2017	18.362182	22.554323	226,444.5551
01/01/2018 to 12/31/2018	22.554323	21.718896	197,130.2727
01/01/2019 to 12/31/2019	21.718896	28.028745	179,352.4659
01/01/2020 to 12/31/2020	28.028745	34.196787	144,013.6339
Victory Sycamore Mid Cap Value Sub-Account (Class A)
01/01/2011 to 12/31/2011	25.885342	24.605872	10,498.0642
01/01/2012 to 12/31/2012	24.605872	27.858141	9,266.5167
01/01/2013 to 12/31/2013	27.858141	35.830520	8,621.6236
01/01/2014 to 12/31/2014	35.830520	38.792498	7,897.5585
01/01/2015 to 12/31/2015	38.792498	34.851232	5,915.5706
01/01/2016 to 12/31/2016	34.851232	39.729666	5,454.2285
01/01/2017 to 12/31/2017	39.729666	42.944016	5,098.9608
01/01/2018 to 12/31/2018	42.944016	38.071109	4,820.3626
01/01/2019 to 12/31/2019	38.071109	48.489158	4,155.3996
01/01/2020 to 12/31/2020	48.489158	51.500055	3,307.7318
Victory Sycamore Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	25.482748	24.163669	228,905.9807
01/01/2012 to 12/31/2012	24.163669	27.286655	206,980.4171
01/01/2013 to 12/31/2013	27.286655	35.009194	181,363.9431
01/01/2014 to 12/31/2014	35.009194	37.794846	163,192.9543
01/01/2015 to 12/31/2015	37.794846	33.871234	148,129.3582
01/01/2016 to 12/31/2016	33.871234	38.520988	136,330.0587
01/01/2017 to 12/31/2017	38.520988	41.524031	118,601.9097
01/01/2018 to 12/31/2018	41.524031	36.733490	107,129.9402
01/01/2019 to 12/31/2019	36.733490	46.652017	97,590.8490
01/01/2020 to 12/31/2020	46.652017	49.441441	90,829.4427
Western Asset Management Government Income Sub-Account (Class B) (formerly Fidelity Institutional Asset Management® Government Income Sub-Account (Class B))
04/30/2012 to 12/31/2012	10.756296	10.911620	6,476.7238
01/01/2013 to 12/31/2013	10.911620	10.258227	0.0000
01/01/2014 to 12/31/2014	10.258227	10.863707	786.7459
01/01/2015 to 12/31/2015	10.863707	10.742623	9,706.4907
01/01/2016 to 12/31/2016	10.742623	10.716734	31,806.4985
01/01/2017 to 12/31/2017	10.716734	10.826700	25,240.6615
01/01/2018 to 12/31/2018	10.826700	10.652354	24,236.3111
01/01/2019 to 12/31/2019	10.652354	11.274486	22,740.7621
01/01/2020 to 12/31/2020	11.274486	11.952822	43,394.9697
134

CONDENSED FINANCIAL INFORMATION (continued)
1.55% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Funds Trust II
Baillie Gifford International Stock Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.581182	11.466803	50,886.1046
01/01/2012 to 12/31/2012	11.466803	13.476078	52,961.8014
01/01/2013 to 12/31/2013	13.476078	15.277449	192,488.4935
01/01/2014 to 12/31/2014	15.277449	14.539548	187,807.2959
01/01/2015 to 12/31/2015	14.539548	14.005246	184,856.7534
01/01/2016 to 12/31/2016	14.005246	14.486334	177,379.1753
01/01/2017 to 12/31/2017	14.486334	19.240928	149,799.6535
01/01/2018 to 12/31/2018	19.240928	15.686640	160,167.1311
01/01/2019 to 12/31/2019	15.686640	20.450693	144,889.5737
01/01/2020 to 12/31/2020	20.450693	25.422952	121,456.3068
BlackRock Bond Income Sub-Account (Class B)
01/01/2011 to 12/31/2011	50.746727	53.118389	14,461.8272
01/01/2012 to 12/31/2012	53.118389	56.105308	14,721.0168
01/01/2013 to 12/31/2013	56.105308	54.685705	15,254.1241
01/01/2014 to 12/31/2014	54.685705	57.511374	15,367.9291
01/01/2015 to 12/31/2015	57.511374	56.819777	15,284.1793
01/01/2016 to 12/31/2016	56.819777	57.548979	16,832.3412
01/01/2017 to 12/31/2017	57.548979	58.847115	16,833.8493
01/01/2018 to 12/31/2018	58.847115	57.580604	11,588.1997
01/01/2019 to 12/31/2019	57.580604	62.111179	11,013.1090
01/01/2020 to 12/31/2020	62.111179	66.250882	10,159.8520
BlackRock Capital Appreciation Sub-Account (Class A)
01/01/2011 to 12/31/2011	13.116297	11.759572	14,746.4019
01/01/2012 to 12/31/2012	11.759572	13.241824	15,313.4279
01/01/2013 to 12/31/2013	13.241824	17.499801	15,534.9852
01/01/2014 to 12/31/2014	17.499801	18.763797	12,650.2157
01/01/2015 to 12/31/2015	18.763797	19.635260	12,120.0658
01/01/2016 to 12/31/2016	19.635260	19.349747	12,308.2122
01/01/2017 to 12/31/2017	19.349747	25.517730	12,028.5365
01/01/2018 to 12/31/2018	25.517730	25.732186	11,040.2811
01/01/2019 to 12/31/2019	25.732186	33.659997	10,374.2289
01/01/2020 to 12/31/2020	33.659997	46.617994	9,842.2561
BlackRock Ultra-Short Term Bond Sub-Account (Class A)
02/27/2020 to 12/31/2020	21.826786	21.578722	1,113.6128
BlackRock Ultra-Short Term Bond Sub-Account (Class A) (formerly DWS Government & Agency Securities VIP Sub-Account (Class A))
01/01/2011 to 12/31/2011	16.689411	17.660159	1,215.1862
01/01/2012 to 12/31/2012	17.660159	17.895688	968.8732
01/01/2013 to 12/31/2013	17.895688	17.084145	1,087.6310
01/01/2014 to 12/31/2014	17.084145	17.711892	1,174.8447
01/01/2015 to 12/31/2015	17.711892	17.435171	1,231.2413
01/01/2016 to 12/31/2016	17.435171	17.364649	1,182.0130
01/01/2017 to 12/31/2017	17.364649	17.384163	1,294.3855
01/01/2018 to 12/31/2018	17.384163	17.208791	1,373.5205
01/01/2019 to 12/31/2019	17.208791	18.033087	1,396.5232
01/01/2020 to 02/26/2020	18.033087
135

CONDENSED FINANCIAL INFORMATION (continued)
1.55% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.425239	10.265326	942,625.3766
01/01/2012 to 12/31/2012	10.265326	10.106578	1,086,706.2707
01/01/2013 to 12/31/2013	10.106578	9.951130	792,241.1538
01/01/2014 to 12/31/2014	9.951130	9.798073	728,579.0273
01/01/2015 to 12/31/2015	9.798073	9.647370	553,699.2579
01/01/2016 to 12/31/2016	9.647370	9.509638	430,954.4504
01/01/2017 to 12/31/2017	9.509638	9.423196	360,244.4225
01/01/2018 to 12/31/2018	9.423196	9.421174	304,406.8942
01/01/2019 to 12/31/2019	9.421174	9.450492	255,188.0225
01/01/2020 to 12/31/2020	9.450492	9.322621	483,015.4973
Brighthouse/Wellington Core Equity Opportunities (Class B)
05/02/2016 to 12/31/2016	22.501097	22.879860	26,723.1681
01/01/2017 to 12/31/2017	22.879860	26.766501	33,446.5316
01/01/2018 to 12/31/2018	26.766501	26.259523	30,447.9329
01/01/2019 to 12/31/2019	26.259523	33.778963	38,706.4978
01/01/2020 to 12/31/2020	33.778963	36.907056	32,313.8880
Brighthouse/Wellington Core Equity Opportunities (Class B) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class B))
01/01/2011 to 12/31/2011	18.306978	17.147741	35,679.2868
01/01/2012 to 12/31/2012	17.147741	18.634623	34,442.5326
01/01/2013 to 12/31/2013	18.634623	24.350383	36,693.2866
01/01/2014 to 12/31/2014	24.350383	26.596808	25,881.8827
01/01/2015 to 12/31/2015	26.596808	26.122100	23,287.7644
01/01/2016 to 04/29/2016	26.122100	26.272271	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class E)
01/01/2011 to 12/31/2011	12.676051	11.959860	1,027,299.5651
01/01/2012 to 12/31/2012	11.959860	13.270583	935,096.9332
01/01/2013 to 12/31/2013	13.270583	17.447529	772,027.7312
01/01/2014 to 12/31/2014	17.447529	18.973811	645,530.0514
01/01/2015 to 12/31/2015	18.973811	19.105426	559,895.7047
01/01/2016 to 12/31/2016	19.105426	20.157035	504,086.0079
01/01/2017 to 12/31/2017	20.157035	23.603074	436,906.2357
01/01/2018 to 12/31/2018	23.603074	23.180125	371,351.4535
01/01/2019 to 12/31/2019	23.180125	29.846783	315,897.0948
01/01/2020 to 12/31/2020	29.846783	32.642584	285,245.5095
Brighthouse Asset Allocation 20 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.760325	14.018688	3,221.2296
01/01/2015 to 12/31/2015	14.018688	13.722248	56,458.9711
01/01/2016 to 12/31/2016	13.722248	14.123267	17,776.6578
01/01/2017 to 12/31/2017	14.123267	14.870691	14,399.9895
01/01/2018 to 12/31/2018	14.870691	14.258445	11,326.9760
01/01/2019 to 12/31/2019	14.258445	15.686832	29,397.0099
01/01/2020 to 12/31/2020	15.686832	16.914814	86,756.1907
Brighthouse Asset Allocation 40 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.356889	14.743659	4,407,926.8676
01/01/2015 to 12/31/2015	14.743659	14.361077	3,810,842.1741
01/01/2016 to 12/31/2016	14.361077	15.001028	3,360,808.9284
01/01/2017 to 12/31/2017	15.001028	16.342905	2,950,443.7891
01/01/2018 to 12/31/2018	16.342905	15.382035	2,618,545.0853
01/01/2019 to 12/31/2019	15.382035	17.507539	2,325,648.4989
01/01/2020 to 12/31/2020	17.507539	19.140248	2,092,275.8618
136

CONDENSED FINANCIAL INFORMATION (continued)
1.55% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Defensive Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.975937	12.001477	2,115,155.9229
01/01/2012 to 12/31/2012	12.001477	13.105255	2,297,530.1270
01/01/2013 to 12/31/2013	13.105255	14.075290	1,879,942.8260
01/01/2014 to 04/25/2014	14.075290	14.184385	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Moderate Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.040052	11.841405	3,935,094.1230
01/01/2012 to 12/31/2012	11.841405	13.103329	3,530,442.6122
01/01/2013 to 12/31/2013	13.103329	14.737182	3,171,181.0548
01/01/2014 to 04/25/2014	14.737182	14.795444	0.0000
Brighthouse Asset Allocation 60 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.764283	15.276918	7,087,722.8999
01/01/2015 to 12/31/2015	15.276918	14.851241	6,334,125.1094
01/01/2016 to 12/31/2016	14.851241	15.661820	5,563,139.0912
01/01/2017 to 12/31/2017	15.661820	17.693422	4,920,385.3592
01/01/2018 to 12/31/2018	17.693422	16.352882	4,238,979.1367
01/01/2019 to 12/31/2019	16.352882	19.228820	3,705,827.5266
01/01/2020 to 12/31/2020	19.228820	21.554491	3,211,123.6252
Brighthouse Asset Allocation 60 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Balanced Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.820410	11.440794	9,159,590.7551
01/01/2012 to 12/31/2012	11.440794	12.833143	8,345,063.0100
01/01/2013 to 12/31/2013	12.833143	15.089511	7,600,157.5873
01/01/2014 to 04/25/2014	15.089511	15.103578	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.737691	15.337387	9,384,594.2136
01/01/2015 to 12/31/2015	15.337387	14.845337	8,521,779.2866
01/01/2016 to 12/31/2016	14.845337	15.806947	7,598,153.7707
01/01/2017 to 12/31/2017	15.806947	18.546910	6,580,122.1484
01/01/2018 to 12/31/2018	18.546910	16.778775	5,915,747.4873
01/01/2019 to 12/31/2019	16.778775	20.440759	5,200,738.4810
01/01/2020 to 12/31/2020	20.440759	23.465405	4,607,916.9205
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Growth Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.706585	11.080407	10,438,656.6604
01/01/2012 to 12/31/2012	11.080407	12.624065	9,999,961.7509
01/01/2013 to 12/31/2013	12.624065	15.651096	10,020,906.3295
01/01/2014 to 04/25/2014	15.651096	15.580490	0.0000
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.155181	11.995148	324,999.5625
01/01/2012 to 12/31/2012	11.995148	13.646987	544,829.0387
01/01/2013 to 12/31/2013	13.646987	18.372896	462,359.5514
01/01/2014 to 12/31/2014	18.372896	19.672009	405,129.0160
01/01/2015 to 12/31/2015	19.672009	21.410904	349,058.0769
01/01/2016 to 12/31/2016	21.410904	21.054233	307,976.1702
01/01/2017 to 12/31/2017	21.054233	28.399643	254,753.3264
01/01/2018 to 12/31/2018	28.399643	27.992247	243,147.3140
01/01/2019 to 12/31/2019	27.992247	36.517974	222,723.4888
01/01/2020 to 12/31/2020	36.517974	56.225480	180,032.9003
137

CONDENSED FINANCIAL INFORMATION (continued)
1.55% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.286415	8.046579	434,488.9432
01/01/2012 to 04/27/2012	8.046579	9.047954	0.0000
Loomis Sayles Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.557998	10.681332	30,396.0044
01/01/2012 to 12/31/2012	10.681332	11.661856	27,647.4458
01/01/2013 to 12/31/2013	11.661856	17.037814	27,114.5290
01/01/2014 to 12/31/2014	17.037814	16.932545	23,360.3662
01/01/2015 to 12/31/2015	16.932545	16.910050	20,784.8896
01/01/2016 to 12/31/2016	16.910050	17.656827	20,433.4218
01/01/2017 to 12/31/2017	17.656827	22.025093	16,347.7650
01/01/2018 to 12/31/2018	22.025093	21.745002	11,268.6442
01/01/2019 to 12/31/2019	21.745002	27.086471	10,568.6301
01/01/2020 to 12/31/2020	27.086471	35.748254	9,627.2091
MetLife Stock Index Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.779268	11.790488	177,264.0412
01/01/2012 to 12/31/2012	11.790488	13.401926	146,636.0088
01/01/2013 to 12/31/2013	13.401926	17.382241	96,688.3209
01/01/2014 to 12/31/2014	17.382241	19.360613	110,598.1876
01/01/2015 to 12/31/2015	19.360613	19.240792	117,904.1059
01/01/2016 to 12/31/2016	19.240792	21.105509	135,333.5059
01/01/2017 to 12/31/2017	21.105509	25.199240	116,135.9234
01/01/2018 to 12/31/2018	25.199240	23.615685	104,592.6238
01/01/2019 to 12/31/2019	23.615685	30.420517	86,545.9469
01/01/2020 to 12/31/2020	30.420517	35.297641	73,854.9431
Neuberger Berman Genesis Sub-Account (Class B) (formerly BlackRock Strategic Value Sub-Account (Class B))
01/01/2011 to 12/31/2011	16.081509	16.706638	4,359.9331
01/01/2012 to 12/31/2012	16.706638	18.052621	2,559.4623
01/01/2013 to 12/31/2013	18.052621	24.563132	61,532.2303
01/01/2014 to 12/31/2014	24.563132	24.112658	55,751.6903
01/01/2015 to 12/31/2015	24.112658	23.832007	42,427.8436
01/01/2016 to 12/31/2016	23.832007	27.781792	32,872.7784
01/01/2017 to 12/31/2017	27.781792	31.592581	29,964.3658
01/01/2018 to 12/31/2018	31.592581	28.931129	23,931.7502
01/01/2019 to 12/31/2019	28.931129	36.862947	25,667.0172
01/01/2020 to 12/31/2020	36.862947	45.280922	24,534.2671
Neuberger Berman Genesis Sub-Account (Class B) (formerly MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	15.374940	14.340195	101,338.5884
01/01/2012 to 12/31/2012	14.340195	14.864760	84,563.8075
01/01/2013 to 04/26/2013	14.864760	16.109809	0.0000
T. Rowe Price Large Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.867398	13.472232	165,852.1545
01/01/2012 to 12/31/2012	13.472232	15.740985	147,469.2941
01/01/2013 to 12/31/2013	15.740985	21.507664	251,683.9892
01/01/2014 to 12/31/2014	21.507664	23.045926	246,563.2527
01/01/2015 to 12/31/2015	23.045926	25.076944	196,554.6495
01/01/2016 to 12/31/2016	25.076944	25.069466	204,086.7472
01/01/2017 to 12/31/2017	25.069466	32.948697	168,420.5147
01/01/2018 to 12/31/2018	32.948697	32.064718	165,108.9409
01/01/2019 to 12/31/2019	32.064718	41.229324	156,314.9328
01/01/2020 to 12/31/2020	41.229324	55.467921	131,055.2433
138

CONDENSED FINANCIAL INFORMATION (continued)
1.55% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management Strategic Bond Opportunities Sub-Account (Class A) (formerly Met Investors Series Trust - Lord Abbett Bond Debenture Sub-Account (Class A))
01/01/2011 to 12/31/2011	23.481713	24.237222	1,232.3385
01/01/2012 to 12/31/2012	24.237222	27.010743	1,087.1944
01/01/2013 to 12/31/2013	27.010743	28.767758	1,075.7453
01/01/2014 to 12/31/2014	28.767758	29.775680	1,034.3108
01/01/2015 to 12/31/2015	29.775680	28.768061	992.6761
01/01/2016 to 04/29/2016	28.768061	29.641132	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (formerly Met Investors Series Trust - Lord Abbett Bond Debenture Sub-Account (Class B))
01/01/2011 to 12/31/2011	23.100413	23.760160	363,408.0986
01/01/2012 to 12/31/2012	23.760160	26.421594	324,381.2024
01/01/2013 to 12/31/2013	26.421594	28.090996	292,012.0085
01/01/2014 to 12/31/2014	28.090996	28.994604	251,190.3341
01/01/2015 to 12/31/2015	28.994604	27.927877	223,421.9125
01/01/2016 to 04/29/2016	27.927877	28.762516	0.0000
Franklin Templeton Variable Insurance Products Trust
Templeton Foreign VIP Sub-Account (Class 2)
01/01/2011 to 12/31/2011	13.529051	11.904603	126,515.1475
01/01/2012 to 12/31/2012	11.904603	13.857607	116,741.7349
01/01/2013 to 12/31/2013	13.857607	16.778798	111,694.7970
01/01/2014 to 12/31/2014	16.778798	14.681617	102,754.9015
01/01/2015 to 12/31/2015	14.681617	13.517184	103,421.3086
01/01/2016 to 12/31/2016	13.517184	14.264251	100,359.3316
01/01/2017 to 12/31/2017	14.264251	16.390123	90,322.3101
01/01/2018 to 12/31/2018	16.390123	13.644744	94,048.3125
01/01/2019 to 12/31/2019	13.644744	15.118140	91,916.4907
01/01/2020 to 12/31/2020	15.118140	14.712597	95,413.7599
PIMCO Variable Insurance Trust
PIMCO Low Duration Sub-Account (Administrative Class)
01/01/2011 to 12/31/2011	14.741016	14.675744	78,811.2102
01/01/2012 to 12/31/2012	14.675744	15.294408	77,790.4993
01/01/2013 to 12/31/2013	15.294408	15.038802	70,814.8149
01/01/2014 to 12/31/2014	15.038802	14.933560	67,079.4309
01/01/2015 to 12/31/2015	14.933560	14.750015	64,261.6378
01/01/2016 to 12/31/2016	14.750015	14.727222	56,311.7599
01/01/2017 to 12/31/2017	14.727222	14.696730	49,694.5999
01/01/2018 to 12/31/2018	14.696730	14.519111	27,328.5716
01/01/2019 to 12/31/2019	14.519111	14.871318	26,976.3985
01/01/2020 to 12/31/2020	14.871318	15.079884	26,718.2772
139

CONDENSED FINANCIAL INFORMATION (continued)
CLASS AA
1.65% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. International Growth Sub-Account (Series I)
01/01/2011 to 12/31/2011	17.511963	16.064605	13,543.8777
01/01/2012 to 12/31/2012	16.064605	18.254602	12,162.0005
01/01/2013 to 12/31/2013	18.254602	21.370000	9,093.5691
01/01/2014 to 12/31/2014	21.370000	21.089918	8,808.5184
01/01/2015 to 12/31/2015	21.089918	20.258610	7,479.1686
01/01/2016 to 12/31/2016	20.258610	19.837083	6,221.3862
01/01/2017 to 12/31/2017	19.837083	24.002006	6,396.5272
01/01/2018 to 12/31/2018	24.002006	20.071516	5,675.0534
01/01/2019 to 12/31/2019	20.071516	25.384224	5,204.0899
01/01/2020 to 12/31/2020	25.384224	28.461973	4,709.7350
Invesco V.I. International Growth Sub-Account (Series II)
01/01/2011 to 12/31/2011	17.123148	15.665702	28,467.8445
01/01/2012 to 12/31/2012	15.665702	17.758529	26,998.7056
01/01/2013 to 12/31/2013	17.758529	20.737577	30,257.4562
01/01/2014 to 12/31/2014	20.737577	20.416509	37,864.9199
01/01/2015 to 12/31/2015	20.416509	19.557022	38,719.0826
01/01/2016 to 12/31/2016	19.557022	19.102954	29,791.7700
01/01/2017 to 12/31/2017	19.102954	23.061852	28,860.5200
01/01/2018 to 12/31/2018	23.061852	19.233339	27,419.3875
01/01/2019 to 12/31/2019	19.233339	24.260994	24,216.1364
01/01/2020 to 12/31/2020	24.260994	27.141593	22,516.2212
Brighthouse Funds Trust I
AB Global Dynamic Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.193556	10.523925	23,150.1404
01/01/2013 to 12/31/2013	10.523925	11.505530	36,296.3676
01/01/2014 to 12/31/2014	11.505530	12.148862	38,075.9934
01/01/2015 to 12/31/2015	12.148862	12.019266	29,361.1518
01/01/2016 to 12/31/2016	12.019266	12.247718	16,662.3762
01/01/2017 to 12/31/2017	12.247718	13.688555	15,409.8922
01/01/2018 to 12/31/2018	13.688555	12.524929	15,726.1556
01/01/2019 to 12/31/2019	12.524929	14.546761	15,057.9836
01/01/2020 to 12/31/2020	14.546761	15.178890	15,246.4960
American Funds® Balanced Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.823637	9.457635	619,858.7223
01/01/2012 to 12/31/2012	9.457635	10.560561	527,047.5359
01/01/2013 to 12/31/2013	10.560561	12.312852	466,188.9874
01/01/2014 to 12/31/2014	12.312852	12.843992	437,931.4081
01/01/2015 to 12/31/2015	12.843992	12.544662	284,954.3788
01/01/2016 to 12/31/2016	12.544662	13.303065	273,602.2685
01/01/2017 to 12/31/2017	13.303065	15.291847	258,096.0554
01/01/2018 to 12/31/2018	15.291847	14.391735	228,146.1054
01/01/2019 to 12/31/2019	14.391735	16.920435	198,864.8017
01/01/2020 to 12/31/2020	16.920435	19.234087	188,270.4607
140

CONDENSED FINANCIAL INFORMATION (continued)
1.65% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds® Growth Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.343994	8.756372	392,835.4769
01/01/2012 to 12/31/2012	8.756372	10.003997	364,710.5667
01/01/2013 to 12/31/2013	10.003997	12.311051	282,300.6189
01/01/2014 to 12/31/2014	12.311051	12.883114	326,789.5242
01/01/2015 to 12/31/2015	12.883114	12.576505	281,746.2743
01/01/2016 to 12/31/2016	12.576505	13.478957	281,824.6894
01/01/2017 to 12/31/2017	13.478957	16.089308	271,525.8417
01/01/2018 to 12/31/2018	16.089308	14.911595	209,840.3623
01/01/2019 to 12/31/2019	14.911595	18.134456	182,401.1960
01/01/2020 to 12/31/2020	18.134456	20.855963	175,261.4569
American Funds® Moderate Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	10.067374	9.921913	303,799.5328
01/01/2012 to 12/31/2012	9.921913	10.816479	310,701.3148
01/01/2013 to 12/31/2013	10.816479	12.078006	130,408.4905
01/01/2014 to 12/31/2014	12.078006	12.604410	120,193.7737
01/01/2015 to 12/31/2015	12.604410	12.308127	100,673.4690
01/01/2016 to 12/31/2016	12.308127	12.955773	99,361.9973
01/01/2017 to 12/31/2017	12.955773	14.396619	103,335.5522
01/01/2018 to 12/31/2018	14.396619	13.676160	132,955.1141
01/01/2019 to 12/31/2019	13.676160	15.625807	127,626.8971
01/01/2020 to 12/31/2020	15.625807	17.366104	139,856.6709
AQR Global Risk Balanced Sub-Account (Class B)
04/30/2012 to 12/31/2012	11.124600	11.511758	50,000.7473
01/01/2013 to 12/31/2013	11.511758	10.939356	48,950.7582
01/01/2014 to 12/31/2014	10.939356	11.190495	39,458.9681
01/01/2015 to 12/31/2015	11.190495	9.953575	30,963.8497
01/01/2016 to 12/31/2016	9.953575	10.668050	29,444.4631
01/01/2017 to 12/31/2017	10.668050	11.522604	34,378.6260
01/01/2018 to 12/31/2018	11.522604	10.613508	37,413.0795
01/01/2019 to 12/31/2019	10.613508	12.519189	35,129.2923
01/01/2020 to 12/31/2020	12.519189	12.686201	33,106.0907
BlackRock Global Tactical Strategies Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.949122	10.254082	40,627.4999
01/01/2013 to 12/31/2013	10.254082	11.126036	98,345.1228
01/01/2014 to 12/31/2014	11.126036	11.591394	97,126.7225
01/01/2015 to 12/31/2015	11.591394	11.389303	87,315.7295
01/01/2016 to 12/31/2016	11.389303	11.699377	83,224.0683
01/01/2017 to 12/31/2017	11.699377	13.040034	72,986.9899
01/01/2018 to 12/31/2018	13.040034	11.904063	65,403.0312
01/01/2019 to 12/31/2019	11.904063	14.124373	52,432.0405
01/01/2020 to 12/31/2020	14.124373	14.491497	48,945.6667
Brighthouse/Franklin Low Duration Total Return Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.987741	9.750493	100,515.5377
01/01/2012 to 12/31/2012	9.750493	10.011875	99,181.1616
01/01/2013 to 12/31/2013	10.011875	9.962344	129,648.9158
01/01/2014 to 12/31/2014	9.962344	9.902968	132,106.8158
01/01/2015 to 12/31/2015	9.902968	9.680273	191,841.6085
01/01/2016 to 12/31/2016	9.680273	9.820221	161,330.0475
01/01/2017 to 12/31/2017	9.820221	9.788588	149,893.0892
01/01/2018 to 12/31/2018	9.788588	9.669559	131,410.7084
01/01/2019 to 12/31/2019	9.669559	9.952263	117,956.6732
01/01/2020 to 12/31/2020	9.952263	9.996813	114,942.2047
141

CONDENSED FINANCIAL INFORMATION (continued)
1.65% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 100 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.426466	10.590647	1,475,021.8225
01/01/2012 to 12/31/2012	10.590647	12.160401	1,278,085.9257
01/01/2013 to 12/31/2013	12.160401	15.490933	1,155,739.8757
01/01/2014 to 12/31/2014	15.490933	16.012798	1,011,415.4208
01/01/2015 to 12/31/2015	16.012798	15.434431	908,458.2839
01/01/2016 to 12/31/2016	15.434431	16.544930	867,799.5647
01/01/2017 to 12/31/2017	16.544930	20.007527	795,664.1929
01/01/2018 to 12/31/2018	20.007527	17.697615	701,627.6423
01/01/2019 to 12/31/2019	17.697615	22.192017	521,631.3413
01/01/2020 to 12/31/2020	22.192017	25.956158	462,419.9392
Brighthouse Balanced Plus Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.976006	10.421339	59,460.1030
01/01/2013 to 12/31/2013	10.421339	11.723002	112,796.5477
01/01/2014 to 12/31/2014	11.723002	12.643725	123,840.1809
01/01/2015 to 12/31/2015	12.643725	11.928444	194,041.3172
01/01/2016 to 12/31/2016	11.928444	12.714734	163,790.0448
01/01/2017 to 12/31/2017	12.714734	14.800162	154,189.5833
01/01/2018 to 12/31/2018	14.800162	13.484905	137,662.0786
01/01/2019 to 12/31/2019	13.484905	16.390046	131,432.7884
01/01/2020 to 12/31/2020	16.390046	18.139734	118,769.4759
Brighthouse Small Cap Value Sub-Account (Class A)
01/01/2011 to 12/31/2011	19.421587	17.442776	957.9818
01/01/2012 to 12/31/2012	17.442776	20.291332	967.7296
01/01/2013 to 12/31/2013	20.291332	26.508691	242.5867
01/01/2014 to 12/31/2014	26.508691	26.587141	254.8198
01/01/2015 to 12/31/2015	26.587141	24.790691	252.0014
01/01/2016 to 12/31/2016	24.790691	32.080240	215.9295
01/01/2017 to 12/31/2017	32.080240	35.337305	220.8677
01/01/2018 to 12/31/2018	35.337305	29.551802	234.5734
01/01/2019 to 12/31/2019	29.551802	37.516707	233.4431
01/01/2020 to 12/31/2020	37.516707	36.783029	251.2243
Brighthouse Small Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.368472	15.549747	357,783.6433
01/01/2012 to 12/31/2012	15.549747	18.044960	288,839.3804
01/01/2013 to 12/31/2013	18.044960	23.509085	255,435.4932
01/01/2014 to 12/31/2014	23.509085	23.521029	222,151.9762
01/01/2015 to 12/31/2015	23.521029	21.884772	203,065.6229
01/01/2016 to 12/31/2016	21.884772	28.254984	186,380.5809
01/01/2017 to 12/31/2017	28.254984	31.045569	160,012.1975
01/01/2018 to 12/31/2018	31.045569	25.883060	147,442.2859
01/01/2019 to 12/31/2019	25.883060	32.785942	130,847.1406
01/01/2020 to 12/31/2020	32.785942	32.063352	132,422.4532
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.427597	9.938069	323,403.4527
01/01/2012 to 12/31/2012	9.938069	11.621652	288,183.6798
01/01/2013 to 12/31/2013	11.621652	10.862041	274,993.3699
01/01/2014 to 12/31/2014	10.862041	9.987536	275,583.2739
01/01/2015 to 12/31/2015	9.987536	8.467047	266,437.2249
01/01/2016 to 12/31/2016	8.467047	9.286443	242,083.8969
01/01/2017 to 12/31/2017	9.286443	11.722673	259,703.5764
01/01/2018 to 12/31/2018	11.722673	9.894641	250,763.4154
01/01/2019 to 12/31/2019	9.894641	11.752206	224,604.7639
01/01/2020 to 12/31/2020	11.752206	14.714966	213,613.6796
142

CONDENSED FINANCIAL INFORMATION (continued)
1.65% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Clarion Global Real Estate Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.025858	13.026028	215,937.4181
01/01/2012 to 12/31/2012	13.026028	16.141583	204,531.3882
01/01/2013 to 12/31/2013	16.141583	16.440377	185,105.4259
01/01/2014 to 12/31/2014	16.440377	18.316874	172,852.7576
01/01/2015 to 12/31/2015	18.316874	17.764593	156,830.1865
01/01/2016 to 12/31/2016	17.764593	17.626625	143,654.5400
01/01/2017 to 12/31/2017	17.626625	19.202089	137,708.4546
01/01/2018 to 12/31/2018	19.202089	17.253233	130,014.3775
01/01/2019 to 12/31/2019	17.253233	21.181473	111,599.7025
01/01/2020 to 12/31/2020	21.181473	19.788581	115,107.2771
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010672	1.046190	669,786.3310
01/01/2013 to 12/31/2013	1.046190	1.048221	504,790.7826
01/01/2014 to 12/31/2014	1.048221	1.088609	425,075.7141
01/01/2015 to 12/31/2015	1.088609	1.025766	332,709.3010
01/01/2016 to 12/31/2016	1.025766	1.127200	433,994.3783
01/01/2017 to 12/31/2017	1.127200	1.219689	466,716.1674
01/01/2018 to 12/31/2018	1.219689	1.122424	384,784.7934
01/01/2019 to 12/31/2019	1.122424	1.272755	336,240.3993
01/01/2020 to 12/31/2020	1.272755	1.378767	326,290.7301
Invesco Comstock Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.155246	9.843209	308,485.8477
01/01/2012 to 12/31/2012	9.843209	11.474433	247,968.6637
01/01/2013 to 12/31/2013	11.474433	15.281396	261,124.0450
01/01/2014 to 12/31/2014	15.281396	16.431078	233,052.5696
01/01/2015 to 12/31/2015	16.431078	15.197128	211,879.3213
01/01/2016 to 12/31/2016	15.197128	17.534217	195,248.3299
01/01/2017 to 12/31/2017	17.534217	20.356309	174,399.9487
01/01/2018 to 12/31/2018	20.356309	17.587704	148,085.3095
01/01/2019 to 12/31/2019	17.587704	21.617208	134,894.1987
01/01/2020 to 12/31/2020	21.617208	21.154887	134,175.6070
Invesco Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.540993	15.121905	381,242.4072
01/01/2012 to 12/31/2012	15.121905	17.584715	319,962.5374
01/01/2013 to 12/31/2013	17.584715	24.246340	283,830.4420
01/01/2014 to 12/31/2014	24.246340	25.736259	263,370.8828
01/01/2015 to 12/31/2015	25.736259	24.882250	235,110.7350
01/01/2016 to 12/31/2016	24.882250	27.273716	221,698.5390
01/01/2017 to 12/31/2017	27.273716	33.624971	186,196.1795
01/01/2018 to 12/31/2018	33.624971	30.079356	158,525.7005
01/01/2019 to 12/31/2019	30.079356	36.809071	149,427.0032
01/01/2020 to 12/31/2020	36.809071	56.757115	123,847.2252
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012726	1.048233	253,930.9724
01/01/2013 to 12/31/2013	1.048233	1.144363	340,694.7303
01/01/2014 to 12/31/2014	1.144363	1.204158	373,318.1139
01/01/2015 to 12/31/2015	1.204158	1.195044	364,349.3775
01/01/2016 to 12/31/2016	1.195044	1.209612	270,311.4234
01/01/2017 to 12/31/2017	1.209612	1.388072	285,053.7322
01/01/2018 to 12/31/2018	1.388072	1.267101	280,198.0232
01/01/2019 to 12/31/2019	1.267101	1.457163	276,028.5045
01/01/2020 to 12/31/2020	1.457163	1.608488	276,456.5623
143

CONDENSED FINANCIAL INFORMATION (continued)
1.65% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
JPMorgan Global Active Allocation Sub-Account (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996816	1.038614	0.0000
01/01/2015 to 12/31/2015	1.038614	1.011568	0.0000
01/01/2016 to 12/31/2016	1.011568	1.014864	4,948.2984
01/01/2017 to 12/31/2017	1.014864	1.152921	5,065.5258
01/01/2018 to 04/30/2018	1.152921	1.123418	0.0000
Loomis Sayles Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	7.372926	7.488041	959,691.6583
01/01/2012 to 12/31/2012	7.488041	8.727953	829,658.2845
01/01/2013 to 12/31/2013	8.727953	12.500172	705,742.6383
01/01/2014 to 12/31/2014	12.500172	14.618625	624,157.2520
01/01/2015 to 12/31/2015	14.618625	13.798955	562,161.4499
01/01/2016 to 12/31/2016	13.798955	13.936968	522,921.7527
01/01/2017 to 12/31/2017	13.936968	16.233232	460,210.6239
01/01/2018 to 12/31/2018	16.233232	14.839159	409,448.2633
01/01/2019 to 12/31/2019	14.839159	18.036557	379,142.9532
01/01/2020 to 12/31/2020	18.036557	23.458442	315,516.4803
Loomis Sayles Growth Sub-Account (Class B) (formerly Legg Mason Value Equity Sub-Account (Class B)
01/01/2011 to 04/29/2011	6.591246	7.002829	0.0000
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	1.078419	1.125733	129,725.2076
01/01/2014 to 12/31/2014	1.125733	1.209859	137,530.2281
01/01/2015 to 12/31/2015	1.209859	1.175638	480,043.6599
01/01/2016 to 12/31/2016	1.175638	1.206835	63,522.7118
01/01/2017 to 12/31/2017	1.206835	1.371663	15,853.6770
01/01/2018 to 12/31/2018	1.371663	1.252157	61,309.7319
01/01/2019 to 12/31/2019	1.252157	1.499074	50,252.8124
01/01/2020 to 12/31/2020	1.499074	1.571174	45,211.8067
MFS ® Research International Sub-Account (Class A)
01/01/2011 to 12/31/2011	14.472429	12.750029	567.7788
01/01/2012 to 12/31/2012	12.750029	14.668744	602.7540
01/01/2013 to 12/31/2013	14.668744	17.253741	603.7106
01/01/2014 to 12/31/2014	17.253741	15.828216	599.1843
01/01/2015 to 12/31/2015	15.828216	15.336170	600.7178
01/01/2016 to 12/31/2016	15.336170	14.983777	596.1577
01/01/2017 to 12/31/2017	14.983777	18.941429	543.0272
01/01/2018 to 12/31/2018	18.941429	16.057457	535.2014
01/01/2019 to 12/31/2019	16.057457	20.326212	502.6840
01/01/2020 to 12/31/2020	20.326212	22.646695	474.9498
MFS ® Research International Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.208054	12.484782	811,492.2697
01/01/2012 to 12/31/2012	12.484782	14.338294	687,157.9602
01/01/2013 to 12/31/2013	14.338294	16.822371	610,656.1413
01/01/2014 to 12/31/2014	16.822371	15.397104	578,378.3784
01/01/2015 to 12/31/2015	15.397104	14.876468	518,716.6335
01/01/2016 to 12/31/2016	14.876468	14.504927	482,548.3651
01/01/2017 to 12/31/2017	14.504927	18.285457	403,156.8109
01/01/2018 to 12/31/2018	18.285457	15.467376	374,336.4945
01/01/2019 to 12/31/2019	15.467376	19.522106	349,026.8005
01/01/2020 to 12/31/2020	19.522106	21.701255	323,542.7514
144

CONDENSED FINANCIAL INFORMATION (continued)
1.65% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Morgan Stanley Discovery Sub-Account (Class B) (formerly Morgan Stanley Mid Cap Growth Sub-Account (Class B) and before that Van Kampen Mid Cap Growth Sub-Account (Class B) and before that Lord Abbett Growth Opportunities Sub-Account (Class B))

01/01/2011 to 12/31/2011	13.547381	12.403682	192,479.8321
01/01/2012 to 12/31/2012	12.403682	13.332013	172,098.7118
01/01/2013 to 12/31/2013	13.332013	18.231471	154,467.2395
01/01/2014 to 12/31/2014	18.231471	18.114972	135,975.3189
01/01/2015 to 12/31/2015	18.114972	16.923516	124,559.8235
01/01/2016 to 12/31/2016	16.923516	15.238206	119,413.0994
01/01/2017 to 12/31/2017	15.238206	20.972300	105,314.0058
01/01/2018 to 12/31/2018	20.972300	22.721060	100,912.6669
01/01/2019 to 12/31/2019	22.721060	31.317880	93,558.9230
01/01/2020 to 12/31/2020	31.317880	77.972570	78,795.7142
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999774	1.033802	0.0000
01/01/2015 to 12/31/2015	1.033802	0.961188	0.0000
01/01/2016 to 12/31/2016	0.961188	1.050626	51,980.2756
01/01/2017 to 12/31/2017	1.050626	1.163676	0.0000
01/01/2018 to 12/31/2018	1.163676	1.057636	0.0000
01/01/2019 to 12/31/2019	1.057636	1.269142	0.0000
01/01/2020 to 12/31/2020	1.269142	1.396221	0.0000
PIMCO Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.984943	16.222440	1,653,302.6824
01/01/2012 to 12/31/2012	16.222440	17.434855	1,568,092.3363
01/01/2013 to 12/31/2013	17.434855	16.821055	1,338,467.6090
01/01/2014 to 12/31/2014	16.821055	17.239364	1,249,745.7591
01/01/2015 to 12/31/2015	17.239364	16.958101	1,139,096.3594
01/01/2016 to 12/31/2016	16.958101	17.115911	1,047,793.8203
01/01/2017 to 12/31/2017	17.115911	17.594330	988,365.5054
01/01/2018 to 12/31/2018	17.594330	17.265067	928,039.9091
01/01/2019 to 12/31/2019	17.265067	18.419568	873,104.2914
01/01/2020 to 12/31/2020	18.419568	19.659767	792,899.6526
Schroders Global Multi-Asset Sub-Account (Class B) (formerly Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.215398	10.734370	21,814.0123
01/01/2014 to 12/31/2014	10.734370	11.471089	32,324.1856
01/01/2015 to 12/31/2015	11.471089	11.142169	47,549.7013
01/01/2016 to 12/31/2016	11.142169	11.460248	26,146.1179
01/01/2017 to 12/31/2017	11.460248	13.130110	8,138.4692
01/01/2018 to 04/30/2018	13.130110	12.547627	0.0000
Schroders Global Multi-Asset Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010704	1.066315	298,319.2848
01/01/2013 to 12/31/2013	1.066315	1.154916	156,767.4677
01/01/2014 to 12/31/2014	1.154916	1.223934	150,451.6988
01/01/2015 to 12/31/2015	1.223934	1.193322	136,253.4070
01/01/2016 to 12/31/2016	1.193322	1.240150	118,794.2418
01/01/2017 to 12/31/2017	1.240150	1.394309	82,628.1236
01/01/2018 to 12/31/2018	1.394309	1.242129	92,596.6300
01/01/2019 to 12/31/2019	1.242129	1.484398	75,708.8009
01/01/2020 to 12/31/2020	1.484398	1.490813	53,123.4526
145

CONDENSED FINANCIAL INFORMATION (continued)
1.65% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
SSGA Growth and Income ETF Sub-Account (Class B) (formerly Cyclical Growth and Income ETF Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.530272	11.462321	522,587.2322
01/01/2012 to 12/31/2012	11.462321	12.721967	482,602.3095
01/01/2013 to 12/31/2013	12.721967	14.132010	467,216.0600
01/01/2014 to 12/31/2014	14.132010	14.708639	406,843.8429
01/01/2015 to 12/31/2015	14.708639	14.183895	353,688.4821
01/01/2016 to 12/31/2016	14.183895	14.758774	321,305.6326
01/01/2017 to 12/31/2017	14.758774	16.820429	274,167.6764
01/01/2018 to 12/31/2018	16.820429	15.465036	250,423.6685
01/01/2019 to 12/31/2019	15.465036	18.194923	229,727.5670
01/01/2020 to 12/31/2020	18.194923	19.655144	218,534.6789
SSGA Growth ETF Sub-Account (Class B) (formerly Cyclical Growth ETF Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.113919	10.699652	153,429.2823
01/01/2012 to 12/31/2012	10.699652	12.105646	145,000.0383
01/01/2013 to 12/31/2013	12.105646	14.059551	142,856.3683
01/01/2014 to 12/31/2014	14.059551	14.573355	138,199.5291
01/01/2015 to 12/31/2015	14.573355	14.003571	131,576.0840
01/01/2016 to 12/31/2016	14.003571	14.722029	118,592.7938
01/01/2017 to 12/31/2017	14.722029	17.325486	102,849.4164
01/01/2018 to 12/31/2018	17.325486	15.549850	75,163.3854
01/01/2019 to 12/31/2019	15.549850	18.728205	69,888.5662
01/01/2020 to 12/31/2020	18.728205	20.401002	67,701.5561
T. Rowe Price Large Cap Value Sub-Account (Class A)
01/01/2011 to 12/31/2011	47.509158	44.972368	81,906.1511
01/01/2012 to 12/31/2012	44.972368	52.315042	73,267.2927
01/01/2013 to 12/31/2013	52.315042	69.001742	61,927.3592
01/01/2014 to 12/31/2014	69.001742	77.080006	57,354.4721
01/01/2015 to 12/31/2015	77.080006	73.307050	50,484.2551
01/01/2016 to 12/31/2016	73.307050	83.791628	44,255.8066
01/01/2017 to 12/31/2017	83.791628	96.658147	40,339.7780
01/01/2018 to 12/31/2018	96.658147	86.556394	37,402.2156
01/01/2019 to 12/31/2019	86.556394	107.970112	35,040.0924
01/01/2020 to 12/31/2020	107.970112	109.541343	34,474.4941
T. Rowe Price Large Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	47.839303	45.170832	618,072.9799
01/01/2012 to 12/31/2012	45.170832	52.415371	547,941.5018
01/01/2013 to 12/31/2013	52.415371	68.971868	468,775.4611
01/01/2014 to 12/31/2014	68.971868	76.853157	420,126.1036
01/01/2015 to 12/31/2015	76.853157	72.884627	373,849.2811
01/01/2016 to 12/31/2016	72.884627	83.122416	335,978.8179
01/01/2017 to 12/31/2017	83.122416	95.624063	293,871.1615
01/01/2018 to 12/31/2018	95.624063	85.436717	258,194.4916
01/01/2019 to 12/31/2019	85.436717	106.322828	232,031.4239
01/01/2020 to 12/31/2020	106.322828	107.579058	217,181.4480
T. Rowe Price Mid Cap Growth Sub-Account (Class A)
01/01/2011 to 12/31/2011	10.495637	10.179898	133,379.7981
01/01/2012 to 12/31/2012	10.179898	11.407135	122,650.1921
01/01/2013 to 12/31/2013	11.407135	15.367744	107,608.4321
01/01/2014 to 12/31/2014	15.367744	17.087623	98,692.1323
01/01/2015 to 12/31/2015	17.087623	17.963617	78,225.1723
01/01/2016 to 12/31/2016	17.963617	18.821345	70,050.2120
01/01/2017 to 12/31/2017	18.821345	23.167843	64,405.9651
01/01/2018 to 12/31/2018	23.167843	22.328489	58,413.7446
01/01/2019 to 12/31/2019	22.328489	28.863067	50,988.9003
01/01/2020 to 12/31/2020	28.863067	35.289206	45,281.3448
146

CONDENSED FINANCIAL INFORMATION (continued)
1.65% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
T. Rowe Price Mid Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.227279	9.894490	733,821.4112
01/01/2012 to 12/31/2012	9.894490	11.063337	658,232.3926
01/01/2013 to 12/31/2013	11.063337	14.862995	606,844.5772
01/01/2014 to 12/31/2014	14.862995	16.487394	542,874.2550
01/01/2015 to 12/31/2015	16.487394	17.299874	505,163.8054
01/01/2016 to 12/31/2016	17.299874	18.074487	466,167.9028
01/01/2017 to 12/31/2017	18.074487	22.178832	428,093.4062
01/01/2018 to 12/31/2018	22.178832	21.335836	363,920.3686
01/01/2019 to 12/31/2019	21.335836	27.506880	314,178.2317
01/01/2020 to 12/31/2020	27.506880	33.526453	273,838.1569
Victory Sycamore Mid Cap Value Sub-Account (Class A)
01/01/2011 to 12/31/2011	25.541466	24.254762	36,917.9096
01/01/2012 to 12/31/2012	24.254762	27.433033	35,246.4689
01/01/2013 to 12/31/2013	27.433033	35.248506	31,234.9308
01/01/2014 to 12/31/2014	35.248506	38.124224	29,147.0390
01/01/2015 to 12/31/2015	38.124224	34.216595	26,204.8429
01/01/2016 to 12/31/2016	34.216595	38.967200	23,429.1315
01/01/2017 to 12/31/2017	38.967200	42.077891	21,899.7376
01/01/2018 to 12/31/2018	42.077891	37.265741	20,504.1796
01/01/2019 to 12/31/2019	37.265741	47.415975	18,823.0825
01/01/2020 to 12/31/2020	47.415975	50.309750	18,309.8464
Victory Sycamore Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	25.235389	23.905232	376,060.7178
01/01/2012 to 12/31/2012	23.905232	26.967694	331,954.8656
01/01/2013 to 12/31/2013	26.967694	34.565396	282,119.9241
01/01/2014 to 12/31/2014	34.565396	37.278435	247,815.7705
01/01/2015 to 12/31/2015	37.278435	33.375015	226,914.5606
01/01/2016 to 12/31/2016	33.375015	37.918704	212,644.4732
01/01/2017 to 12/31/2017	37.918704	40.834063	198,016.3419
01/01/2018 to 12/31/2018	40.834063	36.086785	179,774.6647
01/01/2019 to 12/31/2019	36.086785	45.784895	165,375.5318
01/01/2020 to 12/31/2020	45.784895	48.473831	158,257.7472
Western Asset Management Government Income Sub-Account (Class B) (formerly Fidelity Institutional Asset Management® Government Income Sub-Account (Class B))
04/30/2012 to 12/31/2012	10.745460	10.893314	4,955.6568
01/01/2013 to 12/31/2013	10.893314	10.230778	3,513.9544
01/01/2014 to 12/31/2014	10.230778	10.823809	3,495.1243
01/01/2015 to 12/31/2015	10.823809	10.692470	4,064.0709
01/01/2016 to 12/31/2016	10.692470	10.656040	3,732.9291
01/01/2017 to 12/31/2017	10.656040	10.754653	4,492.5539
01/01/2018 to 12/31/2018	10.754653	10.570832	4,442.3215
01/01/2019 to 12/31/2019	10.570832	11.177020	3,761.8091
01/01/2020 to 12/31/2020	11.177020	11.837618	3,929.8417
147

CONDENSED FINANCIAL INFORMATION (continued)
1.65% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Funds Trust II
Baillie Gifford International Stock Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.469721	11.367781	41,896.5184
01/01/2012 to 12/31/2012	11.367781	13.346288	39,155.2083
01/01/2013 to 12/31/2013	13.346288	15.115190	61,158.8364
01/01/2014 to 12/31/2014	15.115190	14.370740	56,692.1644
01/01/2015 to 12/31/2015	14.370740	13.828798	55,883.9822
01/01/2016 to 12/31/2016	13.828798	14.289529	46,355.1907
01/01/2017 to 12/31/2017	14.289529	18.960630	29,833.5030
01/01/2018 to 12/31/2018	18.960630	15.442563	22,823.7271
01/01/2019 to 12/31/2019	15.442563	20.112374	21,991.2674
01/01/2020 to 12/31/2020	20.112374	24.977317	18,178.7848
BlackRock Bond Income Sub-Account (Class B)
01/01/2011 to 12/31/2011	49.376805	51.632937	32,925.3476
01/01/2012 to 12/31/2012	51.632937	54.481531	31,458.1362
01/01/2013 to 12/31/2013	54.481531	53.049924	30,186.1530
01/01/2014 to 12/31/2014	53.049924	55.735312	32,459.0448
01/01/2015 to 12/31/2015	55.735312	55.010026	34,710.0384
01/01/2016 to 12/31/2016	55.010026	55.660314	37,317.0778
01/01/2017 to 12/31/2017	55.660314	56.859116	37,527.1356
01/01/2018 to 12/31/2018	56.859116	55.579469	36,425.0982
01/01/2019 to 12/31/2019	55.579469	59.892676	36,916.3747
01/01/2020 to 12/31/2020	59.892676	63.820500	34,646.3966
BlackRock Capital Appreciation Sub-Account (Class A)
01/01/2011 to 12/31/2011	12.917949	11.570182	44,822.6028
01/01/2012 to 12/31/2012	11.570182	13.015476	41,808.4431
01/01/2013 to 12/31/2013	13.015476	17.183484	29,276.8822
01/01/2014 to 12/31/2014	17.183484	18.406213	27,631.3870
01/01/2015 to 12/31/2015	18.406213	19.241812	27,571.9499
01/01/2016 to 12/31/2016	19.241812	18.943067	25,941.2792
01/01/2017 to 12/31/2017	18.943067	24.956540	23,960.7771
01/01/2018 to 12/31/2018	24.956540	25.140972	25,158.4059
01/01/2019 to 12/31/2019	25.140972	32.853767	23,257.0725
01/01/2020 to 12/31/2020	32.853767	45.455823	18,602.3147
BlackRock Ultra-Short Term Bond Sub-Account (Class A)
02/27/2020 to 12/31/2020	21.043760	20.787044	203.0323
BlackRock Ultra-Short Term Bond Sub-Account (Class A) (formerly DWS Government & Agency Securities VIP Sub-Account (Class A))
01/01/2011 to 12/31/2011	16.527907	17.471830	2,717.5078
01/01/2012 to 12/31/2012	17.471830	17.687054	2,525.8879
01/01/2013 to 12/31/2013	17.687054	16.868091	1,069.3763
01/01/2014 to 12/31/2014	16.868091	17.470419	1,051.5355
01/01/2015 to 12/31/2015	17.470419	17.180278	586.4849
01/01/2016 to 12/31/2016	17.180278	17.093682	222.4753
01/01/2017 to 12/31/2017	17.093682	17.095831	231.4559
01/01/2018 to 12/31/2018	17.095831	16.906357	239.1138
01/01/2019 to 12/31/2019	16.906357	17.698459	240.9095
01/01/2020 to 02/26/2020	17.698459
148

CONDENSED FINANCIAL INFORMATION (continued)
1.65% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.323729	10.155238	1,214,459.0350
01/01/2012 to 12/31/2012	10.155238	9.988143	892,305.6608
01/01/2013 to 12/31/2013	9.988143	9.824685	577,217.0945
01/01/2014 to 12/31/2014	9.824685	9.663903	522,085.6698
01/01/2015 to 12/31/2015	9.663903	9.505751	508,022.1074
01/01/2016 to 12/31/2016	9.505751	9.360674	373,780.6395
01/01/2017 to 12/31/2017	9.360674	9.266338	300,102.0871
01/01/2018 to 12/31/2018	9.266338	9.255039	267,669.4661
01/01/2019 to 12/31/2019	9.255039	9.274559	207,926.4089
01/01/2020 to 12/31/2020	9.274559	9.139898	225,027.2112
Brighthouse/Wellington Core Equity Opportunities (Class B)
05/02/2016 to 12/31/2016	22.197264	22.555955	149,925.2762
01/01/2017 to 12/31/2017	22.555955	26.361287	148,812.6553
01/01/2018 to 12/31/2018	26.361287	25.835978	135,608.0049
01/01/2019 to 12/31/2019	25.835978	33.200923	125,538.2152
01/01/2020 to 12/31/2020	33.200923	36.239117	108,987.5348
Brighthouse/Wellington Core Equity Opportunities (Class B) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class B))
01/01/2011 to 12/31/2011	17.999926	16.843308	179,021.9674
01/01/2012 to 12/31/2012	16.843308	18.285402	168,066.6978
01/01/2013 to 12/31/2013	18.285402	23.870178	154,882.1120
01/01/2014 to 12/31/2014	23.870178	26.046242	145,909.0723
01/01/2015 to 12/31/2015	26.046242	25.555785	136,590.1299
01/01/2016 to 04/29/2016	25.555785	25.694247	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class E)
01/01/2011 to 12/31/2011	12.552562	11.831530	1,730,378.7213
01/01/2012 to 12/31/2012	11.831530	13.115000	1,475,057.6244
01/01/2013 to 12/31/2013	13.115000	17.225755	1,299,516.7289
01/01/2014 to 12/31/2014	17.225755	18.713913	1,119,764.9789
01/01/2015 to 12/31/2015	18.713913	18.824888	1,002,875.6599
01/01/2016 to 12/31/2016	18.824888	19.841206	896,014.0225
01/01/2017 to 12/31/2017	19.841206	23.210106	780,409.9720
01/01/2018 to 12/31/2018	23.210106	22.771279	690,290.2810
01/01/2019 to 12/31/2019	22.771279	29.291050	607,677.0287
01/01/2020 to 12/31/2020	29.291050	32.002677	563,293.7145
Brighthouse Asset Allocation 20 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.636606	13.883247	14,939.6581
01/01/2015 to 12/31/2015	13.883247	13.576085	42,547.6687
01/01/2016 to 12/31/2016	13.576085	13.958866	39,243.4680
01/01/2017 to 12/31/2017	13.958866	14.682942	43,961.5865
01/01/2018 to 12/31/2018	14.682942	14.064273	43,182.5402
01/01/2019 to 12/31/2019	14.064273	15.457744	35,918.9367
01/01/2020 to 12/31/2020	15.457744	16.651090	35,542.4407
Brighthouse Asset Allocation 40 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.227798	14.601206	2,582,265.6023
01/01/2015 to 12/31/2015	14.601206	14.208099	2,223,065.3880
01/01/2016 to 12/31/2016	14.208099	14.826400	2,011,535.3775
01/01/2017 to 12/31/2017	14.826400	16.136560	1,756,120.1499
01/01/2018 to 12/31/2018	16.136560	15.172551	1,510,173.8363
01/01/2019 to 12/31/2019	15.172551	17.251849	1,437,185.0198
01/01/2020 to 12/31/2020	17.251849	18.841814	1,367,653.4910
149

CONDENSED FINANCIAL INFORMATION (continued)
1.65% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Defensive Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.902368	11.915859	1,125,532.9140
01/01/2012 to 12/31/2012	11.915859	12.998689	1,102,021.9047
01/01/2013 to 12/31/2013	12.998689	13.946884	815,412.3193
01/01/2014 to 04/25/2014	13.946884	14.050555	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Moderate Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.966086	11.756922	2,225,206.7572
01/01/2012 to 12/31/2012	11.756922	12.996773	2,054,478.6658
01/01/2013 to 12/31/2013	12.996773	14.602732	1,995,052.8777
01/01/2014 to 04/25/2014	14.602732	14.655843	0.0000
Brighthouse Asset Allocation 60 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.631519	15.129302	4,250,427.4195
01/01/2015 to 12/31/2015	15.129302	14.693033	3,771,324.8753
01/01/2016 to 12/31/2016	14.693033	15.479490	3,390,776.3398
01/01/2017 to 12/31/2017	15.479490	17.470017	3,106,538.7294
01/01/2018 to 12/31/2018	17.470017	16.130165	2,733,374.1166
01/01/2019 to 12/31/2019	16.130165	18.947981	2,579,359.9335
01/01/2020 to 12/31/2020	18.947981	21.218402	2,282,506.3619
Brighthouse Asset Allocation 60 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Balanced Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.747788	11.359161	5,911,435.3614
01/01/2012 to 12/31/2012	11.359161	12.728775	5,356,591.1512
01/01/2013 to 12/31/2013	12.728775	14.951838	4,685,909.5109
01/01/2014 to 04/25/2014	14.951838	14.961059	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.605151	15.189172	3,750,437.9274
01/01/2015 to 12/31/2015	15.189172	14.687175	3,395,824.1340
01/01/2016 to 12/31/2016	14.687175	15.622911	3,125,736.8883
01/01/2017 to 12/31/2017	15.622911	18.312712	2,707,391.3641
01/01/2018 to 12/31/2018	18.312712	16.550241	2,460,263.8758
01/01/2019 to 12/31/2019	16.550241	20.142197	2,168,385.5435
01/01/2020 to 12/31/2020	20.142197	23.099494	1,976,770.0076
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Growth Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.634653	11.001334	4,778,559.5779
01/01/2012 to 12/31/2012	11.001334	12.521385	4,354,971.7371
01/01/2013 to 12/31/2013	12.521385	15.508286	3,988,892.2947
01/01/2014 to 04/25/2014	15.508286	15.433457	0.0000
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.050186	11.879673	423,084.2173
01/01/2012 to 12/31/2012	11.879673	13.502034	844,344.0528
01/01/2013 to 12/31/2013	13.502034	18.159587	715,700.7992
01/01/2014 to 12/31/2014	18.159587	19.424182	629,057.1084
01/01/2015 to 12/31/2015	19.424182	21.120038	531,096.6574
01/01/2016 to 12/31/2016	21.120038	20.747453	474,013.6143
01/01/2017 to 12/31/2017	20.747453	27.957969	398,139.9634
01/01/2018 to 12/31/2018	27.957969	27.529194	347,058.2873
01/01/2019 to 12/31/2019	27.529194	35.877994	314,215.5765
01/01/2020 to 12/31/2020	35.877994	55.184841	258,619.7834
150

CONDENSED FINANCIAL INFORMATION (continued)
1.65% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.205676	7.960229	875,468.2427
01/01/2012 to 04/27/2012	7.960229	8.947945	0.0000
Loomis Sayles Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.456325	10.567916	72,171.0379
01/01/2012 to 12/31/2012	10.567916	11.526436	64,952.5098
01/01/2013 to 12/31/2013	11.526436	16.823153	59,231.6614
01/01/2014 to 12/31/2014	16.823153	16.702489	51,786.9038
01/01/2015 to 12/31/2015	16.702489	16.663624	46,596.3870
01/01/2016 to 12/31/2016	16.663624	17.382125	40,719.3692
01/01/2017 to 12/31/2017	17.382125	21.660830	37,925.7582
01/01/2018 to 12/31/2018	21.660830	21.363858	33,137.6733
01/01/2019 to 12/31/2019	21.363858	26.585099	30,374.0933
01/01/2020 to 12/31/2020	26.585099	35.051412	28,516.9332
MetLife Stock Index Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.670983	11.670447	267,489.2266
01/01/2012 to 12/31/2012	11.670447	13.252153	277,518.4338
01/01/2013 to 12/31/2013	13.252153	17.170817	257,283.8514
01/01/2014 to 12/31/2014	17.170817	19.106012	230,239.7692
01/01/2015 to 12/31/2015	19.106012	18.968784	218,551.8036
01/01/2016 to 12/31/2016	18.968784	20.786347	183,377.4909
01/01/2017 to 12/31/2017	20.786347	24.793452	168,038.7398
01/01/2018 to 12/31/2018	24.793452	23.212030	152,001.4035
01/01/2019 to 12/31/2019	23.212030	29.870670	150,410.8248
01/01/2020 to 12/31/2020	29.870670	34.624907	128,952.6401
Neuberger Berman Genesis Sub-Account (Class B) (formerly BlackRock Strategic Value Sub-Account (Class B))
01/01/2011 to 12/31/2011	15.913589	16.515701	10,739.4600
01/01/2012 to 12/31/2012	16.515701	17.828371	10,135.7902
01/01/2013 to 12/31/2013	17.828371	24.233785	131,735.2864
01/01/2014 to 12/31/2014	24.233785	23.765563	114,009.9385
01/01/2015 to 12/31/2015	23.765563	23.465470	104,979.9085
01/01/2016 to 12/31/2016	23.465470	27.327174	97,371.7443
01/01/2017 to 12/31/2017	27.327174	31.044636	85,835.6242
01/01/2018 to 12/31/2018	31.044636	28.400746	70,321.6224
01/01/2019 to 12/31/2019	28.400746	36.150988	65,014.7838
01/01/2020 to 12/31/2020	36.150988	44.361890	57,066.1465
Neuberger Berman Genesis Sub-Account (Class B) (formerly MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	15.233624	14.194208	200,774.4400
01/01/2012 to 12/31/2012	14.194208	14.698643	164,834.7569
01/01/2013 to 04/26/2013	14.698643	15.924716	0.0000
T. Rowe Price Large Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.699866	13.296195	285,112.2405
01/01/2012 to 12/31/2012	13.296195	15.519702	240,117.6370
01/01/2013 to 12/31/2013	15.519702	21.184132	266,346.0086
01/01/2014 to 12/31/2014	21.184132	22.676564	242,893.9827
01/01/2015 to 12/31/2015	22.676564	24.650367	223,801.3329
01/01/2016 to 12/31/2016	24.650367	24.618384	219,760.4393
01/01/2017 to 12/31/2017	24.618384	32.323624	211,120.6216
01/01/2018 to 12/31/2018	32.323624	31.424781	187,327.8590
01/01/2019 to 12/31/2019	31.424781	40.366100	178,190.9488
01/01/2020 to 12/31/2020	40.366100	54.252192	142,154.0912
151

CONDENSED FINANCIAL INFORMATION (continued)
1.65% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management Strategic Bond Opportunities Sub-Account (Class A) (formerly Met Investors Series Trust - Lord Abbett Bond Debenture Sub-Account (Class A))
01/01/2011 to 12/31/2011	23.139782	23.860480	9,263.6296
01/01/2012 to 12/31/2012	23.860480	26.564177	8,685.1997
01/01/2013 to 12/31/2013	26.564177	28.263867	8,588.0626
01/01/2014 to 12/31/2014	28.263867	29.224896	8,467.0881
01/01/2015 to 12/31/2015	29.224896	28.207683	8,086.0582
01/01/2016 to 04/29/2016	28.207683	29.054194	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (formerly Met Investors Series Trust - Lord Abbett Bond Debenture Sub-Account (Class B))
01/01/2011 to 12/31/2011	22.875466	23.505333	631,248.8694
01/01/2012 to 12/31/2012	23.505333	26.111964	576,708.8517
01/01/2013 to 12/31/2013	26.111964	27.734056	500,702.0517
01/01/2014 to 12/31/2014	27.734056	28.597570	459,829.4242
01/01/2015 to 12/31/2015	28.597570	27.517908	411,473.2304
01/01/2016 to 04/29/2016	27.517908	28.330980	0.0000
Franklin Templeton Variable Insurance Products Trust
Templeton Foreign VIP Sub-Account (Class 2)
01/01/2011 to 12/31/2011	13.397728	11.777274	200,705.6958
01/01/2012 to 12/31/2012	11.777274	13.695616	185,396.1462
01/01/2013 to 12/31/2013	13.695616	16.566096	177,717.7887
01/01/2014 to 12/31/2014	16.566096	14.480996	166,212.3351
01/01/2015 to 12/31/2015	14.480996	13.319135	165,532.6871
01/01/2016 to 12/31/2016	13.319135	14.041206	155,149.2360
01/01/2017 to 12/31/2017	14.041206	16.117763	145,754.3688
01/01/2018 to 12/31/2018	16.117763	13.404505	141,104.2629
01/01/2019 to 12/31/2019	13.404505	14.837114	128,926.1947
01/01/2020 to 12/31/2020	14.837114	14.424631	120,511.2695
PIMCO Variable Insurance Trust
PIMCO Low Duration Sub-Account (Administrative Class)
01/01/2011 to 12/31/2011	14.598266	14.519137	141,459.0490
01/01/2012 to 12/31/2012	14.519137	15.115992	149,294.4234
01/01/2013 to 12/31/2013	15.115992	14.848510	93,874.6657
01/01/2014 to 12/31/2014	14.848510	14.729860	85,115.3165
01/01/2015 to 12/31/2015	14.729860	14.534274	99,096.7918
01/01/2016 to 12/31/2016	14.534274	14.497307	85,323.2309
01/01/2017 to 12/31/2017	14.497307	14.452869	81,818.3428
01/01/2018 to 12/31/2018	14.452869	14.263847	77,912.1833
01/01/2019 to 12/31/2019	14.263847	14.595258	50,104.2015
01/01/2020 to 12/31/2020	14.595258	14.785118	47,307.3951
152

CONDENSED FINANCIAL INFORMATION (continued)
CLASS AA
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. International Growth Sub-Account (Series II)
01/01/2011 to 12/31/2011	24.199124	22.117299	2,282.6826
01/01/2012 to 12/31/2012	22.117299	25.046830	2,480.2585
01/01/2013 to 12/31/2013	25.046830	29.219290	2,131.6700
01/01/2014 to 12/31/2014	29.219290	28.738140	2,146.8063
01/01/2015 to 12/31/2015	28.738140	27.500797	2,228.6070
01/01/2016 to 12/31/2016	27.500797	26.835438	3,924.9678
01/01/2017 to 12/31/2017	26.835438	32.364545	3,459.6934
01/01/2018 to 12/31/2018	32.364545	26.964525	3,104.7562
01/01/2019 to 12/31/2019	26.964525	33.979148	3,005.3869
01/01/2020 to 12/31/2020	33.979148	37.975516	1,196.7182
Brighthouse Funds Trust I
AB Global Dynamic Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.183282	10.506265	31,029.1224
01/01/2013 to 12/31/2013	10.506265	11.474744	36,091.9456
01/01/2014 to 12/31/2014	11.474744	12.104244	44,076.9478
01/01/2015 to 12/31/2015	12.104244	11.963151	42,618.7098
01/01/2016 to 12/31/2016	11.963151	12.178353	45,081.2802
01/01/2017 to 12/31/2017	12.178353	13.597468	54,731.0723
01/01/2018 to 12/31/2018	13.597468	12.429073	50,086.2104
01/01/2019 to 12/31/2019	12.429073	14.421005	49,115.4675
01/01/2020 to 12/31/2020	14.421005	15.032587	47,512.1270
American Funds® Balanced Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.797260	9.422832	1,005,057.3599
01/01/2012 to 12/31/2012	9.422832	10.511129	953,918.5500
01/01/2013 to 12/31/2013	10.511129	12.242973	901,954.2521
01/01/2014 to 12/31/2014	12.242973	12.758332	899,395.7867
01/01/2015 to 12/31/2015	12.758332	12.448539	818,618.2859
01/01/2016 to 12/31/2016	12.448539	13.187937	728,633.3312
01/01/2017 to 12/31/2017	13.187937	15.144404	676,161.8161
01/01/2018 to 12/31/2018	15.144404	14.238639	700,771.5541
01/01/2019 to 12/31/2019	14.238639	16.723708	628,902.4034
01/01/2020 to 12/31/2020	16.723708	18.991411	560,631.4304
American Funds® Growth Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.318900	8.724143	1,712,550.8998
01/01/2012 to 12/31/2012	8.724143	9.957163	1,744,580.8279
01/01/2013 to 12/31/2013	9.957163	12.241176	1,674,526.9680
01/01/2014 to 12/31/2014	12.241176	12.797185	1,661,958.7401
01/01/2015 to 12/31/2015	12.797185	12.480129	1,403,379.5795
01/01/2016 to 12/31/2016	12.480129	13.362298	1,252,751.7435
01/01/2017 to 12/31/2017	13.362298	15.934169	1,170,086.0010
01/01/2018 to 12/31/2018	15.934169	14.752960	993,263.3477
01/01/2019 to 12/31/2019	14.752960	17.923604	810,099.2868
01/01/2020 to 12/31/2020	17.923604	20.592808	719,375.9955
153

CONDENSED FINANCIAL INFORMATION (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds® Moderate Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	10.040347	9.885409	880,141.5031
01/01/2012 to 12/31/2012	9.885409	10.765856	691,926.6017
01/01/2013 to 12/31/2013	10.765856	12.009466	650,243.2326
01/01/2014 to 12/31/2014	12.009466	12.520354	730,545.9736
01/01/2015 to 12/31/2015	12.520354	12.213823	553,955.6998
01/01/2016 to 12/31/2016	12.213823	12.843658	511,612.8238
01/01/2017 to 12/31/2017	12.843658	14.257815	508,650.6068
01/01/2018 to 12/31/2018	14.257815	13.530683	437,215.4775
01/01/2019 to 12/31/2019	13.530683	15.444142	393,882.6711
01/01/2020 to 12/31/2020	15.444142	17.147006	367,959.6394
AQR Global Risk Balanced Sub-Account (Class B)
04/30/2012 to 12/31/2012	11.113091	11.492134	71,701.8372
01/01/2013 to 12/31/2013	11.492134	10.909788	95,116.5795
01/01/2014 to 12/31/2014	10.909788	11.149090	43,316.9079
01/01/2015 to 12/31/2015	11.149090	9.906825	38,874.1829
01/01/2016 to 12/31/2016	9.906825	10.607334	36,536.7473
01/01/2017 to 12/31/2017	10.607334	11.445606	35,919.6035
01/01/2018 to 12/31/2018	11.445606	10.531983	33,307.7084
01/01/2019 to 12/31/2019	10.531983	12.410611	28,168.0008
01/01/2020 to 12/31/2020	12.410611	12.563569	26,579.3572
BlackRock Global Tactical Strategies Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.939093	10.236873	71,453.8968
01/01/2013 to 12/31/2013	10.236873	11.096263	115,584.2918
01/01/2014 to 12/31/2014	11.096263	11.548820	88,643.3037
01/01/2015 to 12/31/2015	11.548820	11.336124	114,076.7196
01/01/2016 to 12/31/2016	11.336124	11.633112	125,762.2392
01/01/2017 to 12/31/2017	11.633112	12.953256	133,963.9710
01/01/2018 to 12/31/2018	12.953256	11.812954	103,367.6391
01/01/2019 to 12/31/2019	11.812954	14.002262	92,674.8509
01/01/2020 to 12/31/2020	14.002262	14.351813	86,846.2602
Brighthouse/Franklin Low Duration Total Return Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.987604	9.743895	59,388.9181
01/01/2012 to 12/31/2012	9.743895	9.995045	54,762.5323
01/01/2013 to 12/31/2013	9.995045	9.935655	61,446.3903
01/01/2014 to 12/31/2014	9.935655	9.866566	114,378.6806
01/01/2015 to 12/31/2015	9.866566	9.635047	102,668.1723
01/01/2016 to 12/31/2016	9.635047	9.764572	62,200.4759
01/01/2017 to 12/31/2017	9.764572	9.723415	62,341.9963
01/01/2018 to 12/31/2018	9.723415	9.595525	57,835.3647
01/01/2019 to 12/31/2019	9.595525	9.866193	55,313.1002
01/01/2020 to 12/31/2020	9.866193	9.900424	53,298.7961
Brighthouse Asset Allocation 100 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.356251	10.515063	672,452.9061
01/01/2012 to 12/31/2012	10.515063	12.061485	624,437.4984
01/01/2013 to 12/31/2013	12.061485	15.349577	545,952.9916
01/01/2014 to 12/31/2014	15.349577	15.850816	405,827.7474
01/01/2015 to 12/31/2015	15.850816	15.263021	345,691.0001
01/01/2016 to 12/31/2016	15.263021	16.344835	355,862.1092
01/01/2017 to 12/31/2017	16.344835	19.745867	322,412.2515
01/01/2018 to 12/31/2018	19.745867	17.448594	280,296.8767
01/01/2019 to 12/31/2019	17.448594	21.857889	196,371.4493
01/01/2020 to 12/31/2020	21.857889	25.539737	175,520.3655
154

CONDENSED FINANCIAL INFORMATION (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Balanced Plus Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.965951	10.403852	51,556.7285
01/01/2013 to 12/31/2013	10.403852	11.691635	52,482.9362
01/01/2014 to 12/31/2014	11.691635	12.597290	116,038.8671
01/01/2015 to 12/31/2015	12.597290	11.872752	114,981.5782
01/01/2016 to 12/31/2016	11.872752	12.642725	120,809.2898
01/01/2017 to 12/31/2017	12.642725	14.701682	129,099.3198
01/01/2018 to 12/31/2018	14.701682	13.381705	117,076.8117
01/01/2019 to 12/31/2019	13.381705	16.248360	132,190.4373
01/01/2020 to 12/31/2020	16.248360	17.964905	131,058.9945
Brighthouse Small Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.278883	15.454099	336,817.3198
01/01/2012 to 12/31/2012	15.454099	17.915950	287,712.2079
01/01/2013 to 12/31/2013	17.915950	23.317695	252,238.2662
01/01/2014 to 12/31/2014	23.317695	23.306215	210,135.5073
01/01/2015 to 12/31/2015	23.306215	21.663213	182,058.9163
01/01/2016 to 12/31/2016	21.663213	27.940994	164,676.0893
01/01/2017 to 12/31/2017	27.940994	30.669973	144,890.6714
01/01/2018 to 12/31/2018	30.669973	25.544194	133,472.3648
01/01/2019 to 12/31/2019	25.544194	32.324374	114,135.2001
01/01/2020 to 12/31/2020	32.324374	31.580264	109,674.8705
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.369549	9.881769	99,680.7897
01/01/2012 to 12/31/2012	9.881769	11.544206	102,516.4283
01/01/2013 to 12/31/2013	11.544206	10.778868	102,476.3881
01/01/2014 to 12/31/2014	10.778868	9.901143	92,466.7325
01/01/2015 to 12/31/2015	9.901143	8.385404	93,890.2134
01/01/2016 to 12/31/2016	8.385404	9.187708	86,421.0462
01/01/2017 to 12/31/2017	9.187708	11.586489	80,097.9670
01/01/2018 to 12/31/2018	11.586489	9.769851	78,384.0998
01/01/2019 to 12/31/2019	9.769851	11.592389	60,402.7248
01/01/2020 to 12/31/2020	11.592389	14.500305	53,180.6908
Clarion Global Real Estate Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.932543	12.926451	113,252.4378
01/01/2012 to 12/31/2012	12.926451	16.002101	115,994.8532
01/01/2013 to 12/31/2013	16.002101	16.282017	99,005.8233
01/01/2014 to 12/31/2014	16.282017	18.122311	89,107.6789
01/01/2015 to 12/31/2015	18.122311	17.558323	78,339.2580
01/01/2016 to 12/31/2016	17.558323	17.404553	73,065.6017
01/01/2017 to 12/31/2017	17.404553	18.941275	71,071.5437
01/01/2018 to 12/31/2018	18.941275	17.001771	65,832.7845
01/01/2019 to 12/31/2019	17.001771	20.851901	47,223.3308
01/01/2020 to 12/31/2020	20.851901	19.461137	45,464.6790
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010655	1.045471	870,604.5617
01/01/2013 to 12/31/2013	1.045471	1.046454	1,101,485.8331
01/01/2014 to 12/31/2014	1.046454	1.085687	1,060,375.4543
01/01/2015 to 12/31/2015	1.085687	1.021990	938,574.5322
01/01/2016 to 12/31/2016	1.021990	1.121928	683,687.5546
01/01/2017 to 12/31/2017	1.121928	1.212775	730,513.4736
01/01/2018 to 12/31/2018	1.212775	1.114938	664,875.1956
01/01/2019 to 12/31/2019	1.114938	1.263003	605,205.4559
01/01/2020 to 12/31/2020	1.263003	1.366833	714,932.3912
155

CONDENSED FINANCIAL INFORMATION (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Invesco Comstock Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.097738	9.777703	71,491.0091
01/01/2012 to 12/31/2012	9.777703	11.386622	68,898.6629
01/01/2013 to 12/31/2013	11.386622	15.149305	83,203.8816
01/01/2014 to 12/31/2014	15.149305	16.272764	68,325.4971
01/01/2015 to 12/31/2015	16.272764	15.035650	56,999.0327
01/01/2016 to 12/31/2016	15.035650	17.330567	54,606.7756
01/01/2017 to 12/31/2017	17.330567	20.099839	52,438.1316
01/01/2018 to 12/31/2018	20.099839	17.348646	40,871.0843
01/01/2019 to 12/31/2019	17.348646	21.302075	38,879.6522
01/01/2020 to 12/31/2020	21.302075	20.825586	36,519.4685
Invesco Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.482445	15.049903	185,562.7308
01/01/2012 to 12/31/2012	15.049903	17.483404	157,912.6788
01/01/2013 to 12/31/2013	17.483404	24.082576	167,252.7136
01/01/2014 to 12/31/2014	24.082576	25.536874	115,875.8922
01/01/2015 to 12/31/2015	25.536874	24.664794	99,414.2949
01/01/2016 to 12/31/2016	24.664794	27.008339	88,592.0191
01/01/2017 to 12/31/2017	27.008339	33.264627	74,483.4402
01/01/2018 to 12/31/2018	33.264627	29.727067	77,731.4745
01/01/2019 to 12/31/2019	29.727067	36.341596	71,678.1500
01/01/2020 to 12/31/2020	36.341596	55.980192	59,342.7212
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012709	1.047513	327,423.8083
01/01/2013 to 12/31/2013	1.047513	1.142433	366,115.0998
01/01/2014 to 12/31/2014	1.142433	1.200926	321,919.3070
01/01/2015 to 12/31/2015	1.200926	1.190645	429,949.2036
01/01/2016 to 12/31/2016	1.190645	1.203955	407,864.4132
01/01/2017 to 12/31/2017	1.203955	1.380204	385,073.3545
01/01/2018 to 12/31/2018	1.380204	1.258652	543,051.0597
01/01/2019 to 12/31/2019	1.258652	1.445999	508,176.6375
01/01/2020 to 12/31/2020	1.445999	1.594566	447,489.3578
JPMorgan Global Active Allocation Sub-Account (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996802	1.037898	17,424.8035
01/01/2015 to 12/31/2015	1.037898	1.009859	150,895.3429
01/01/2016 to 12/31/2016	1.009859	1.012137	122,232.0642
01/01/2017 to 12/31/2017	1.012137	1.148677	112,734.1904
01/01/2018 to 04/30/2018	1.148677	1.118918	0.0000
Loomis Sayles Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	7.355352	7.462739	368,564.6284
01/01/2012 to 12/31/2012	7.462739	8.689722	317,272.3757
01/01/2013 to 12/31/2013	8.689722	12.432991	325,312.5013
01/01/2014 to 12/31/2014	12.432991	14.525528	287,273.9499
01/01/2015 to 12/31/2015	14.525528	13.697363	228,157.0656
01/01/2016 to 12/31/2016	13.697363	13.820529	239,055.5575
01/01/2017 to 12/31/2017	13.820529	16.081573	194,739.2934
01/01/2018 to 12/31/2018	16.081573	14.685737	180,218.0529
01/01/2019 to 12/31/2019	14.685737	17.832234	170,502.7796
01/01/2020 to 12/31/2020	17.832234	23.169472	147,214.1606
Loomis Sayles Growth Sub-Account (Class B) (formerly Legg Mason Value Equity Sub-Account (Class B)
01/01/2011 to 04/29/2011	6.557220	6.964406	0.0000
156

CONDENSED FINANCIAL INFORMATION (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	1.077893	1.124426	0.0000
01/01/2014 to 12/31/2014	1.124426	1.207247	49,847.1348
01/01/2015 to 12/31/2015	1.207247	1.171927	307,034.9133
01/01/2016 to 12/31/2016	1.171927	1.201823	283,579.5819
01/01/2017 to 12/31/2017	1.201823	1.364606	188,161.4190
01/01/2018 to 12/31/2018	1.364606	1.244462	184,276.0333
01/01/2019 to 12/31/2019	1.244462	1.488372	160,407.4633
01/01/2020 to 12/31/2020	1.488372	1.558394	146,095.3249
MFS ® Research International Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.122990	12.391447	244,579.7269
01/01/2012 to 12/31/2012	12.391447	14.209664	220,477.7478
01/01/2013 to 12/31/2013	14.209664	16.652151	185,842.6330
01/01/2014 to 12/31/2014	16.652151	15.226062	164,715.9065
01/01/2015 to 12/31/2015	15.226062	14.696497	148,041.8686
01/01/2016 to 12/31/2016	14.696497	14.315126	146,964.3866
01/01/2017 to 12/31/2017	14.315126	18.028212	134,656.2579
01/01/2018 to 12/31/2018	18.028212	15.234434	124,674.4881
01/01/2019 to 12/31/2019	15.234434	19.208884	110,254.9603
01/01/2020 to 12/31/2020	19.208884	21.331665	92,526.0093
Morgan Stanley Discovery Sub-Account (Class B) (formerly Morgan Stanley Mid Cap Growth Sub-Account (Class B) and before that Van Kampen Mid Cap Growth Sub-Account (Class B) and before that Lord Abbett Growth Opportunities Sub-Account (Class B))

01/01/2011 to 12/31/2011	13.410930	12.266496	3,213.3027
01/01/2012 to 12/31/2012	12.266496	13.171308	2,939.6230
01/01/2013 to 12/31/2013	13.171308	17.993720	2,585.5852
01/01/2014 to 12/31/2014	17.993720	17.860862	2,402.8326
01/01/2015 to 12/31/2015	17.860862	16.669429	2,275.9061
01/01/2016 to 12/31/2016	16.669429	14.994415	1,724.2100
01/01/2017 to 12/31/2017	14.994415	20.616222	1,041.6234
01/01/2018 to 12/31/2018	20.616222	22.312824	1,040.5473
01/01/2019 to 12/31/2019	22.312824	30.724448	995.5903
01/01/2020 to 12/31/2020	30.724448	76.418624	853.9785
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999760	1.033089	0.0000
01/01/2015 to 12/31/2015	1.033089	0.959564	0.0000
01/01/2016 to 12/31/2016	0.959564	1.047802	0.0000
01/01/2017 to 12/31/2017	1.047802	1.159392	4,354.4451
01/01/2018 to 12/31/2018	1.159392	1.052683	3,771.2835
01/01/2019 to 12/31/2019	1.052683	1.261936	3,206.5335
01/01/2020 to 12/31/2020	1.261936	1.386902	2,650.4970
PIMCO Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.946750	16.167547	708,451.2157
01/01/2012 to 12/31/2012	16.167547	17.358401	739,517.6239
01/01/2013 to 12/31/2013	17.358401	16.730551	594,401.3562
01/01/2014 to 12/31/2014	16.730551	17.129470	435,842.0337
01/01/2015 to 12/31/2015	17.129470	16.833155	360,087.9182
01/01/2016 to 12/31/2016	16.833155	16.972821	328,815.7514
01/01/2017 to 12/31/2017	16.972821	17.429849	306,860.9018
01/01/2018 to 12/31/2018	17.429849	17.086473	280,525.0515
01/01/2019 to 12/31/2019	17.086473	18.210814	243,262.4484
01/01/2020 to 12/31/2020	18.210814	19.417479	199,917.0740
157

CONDENSED FINANCIAL INFORMATION (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Schroders Global Multi-Asset Sub-Account (Class B) (formerly Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.215119	10.726847	0.0000
01/01/2014 to 12/31/2014	10.726847	11.451591	0.0000
01/01/2015 to 12/31/2015	11.451591	11.112109	1,559.7951
01/01/2016 to 12/31/2016	11.112109	11.417906	1,863.4090
01/01/2017 to 12/31/2017	11.417906	13.068566	1,716.0076
01/01/2018 to 04/30/2018	13.068566	12.484738	0.0000
Schroders Global Multi-Asset Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010688	1.065582	258,640.0773
01/01/2013 to 12/31/2013	1.065582	1.152969	348,195.6300
01/01/2014 to 12/31/2014	1.152969	1.220650	393,651.1257
01/01/2015 to 12/31/2015	1.220650	1.188929	570,525.4670
01/01/2016 to 12/31/2016	1.188929	1.234350	504,618.4693
01/01/2017 to 12/31/2017	1.234350	1.386406	370,190.1380
01/01/2018 to 12/31/2018	1.386406	1.233846	355,174.4070
01/01/2019 to 12/31/2019	1.233846	1.473026	299,619.3846
01/01/2020 to 12/31/2020	1.473026	1.477909	278,869.0029
SSGA Growth and Income ETF Sub-Account (Class B) (formerly Cyclical Growth and Income ETF Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.469830	11.390862	333,380.5036
01/01/2012 to 12/31/2012	11.390862	12.629955	367,489.4500
01/01/2013 to 12/31/2013	12.629955	14.015779	320,485.5401
01/01/2014 to 12/31/2014	14.015779	14.573082	328,691.8477
01/01/2015 to 12/31/2015	14.573082	14.039123	192,846.6223
01/01/2016 to 12/31/2016	14.039123	14.593535	161,939.9156
01/01/2017 to 12/31/2017	14.593535	16.615538	144,592.6527
01/01/2018 to 12/31/2018	16.615538	15.261291	118,153.9022
01/01/2019 to 12/31/2019	15.261291	17.937269	111,154.6066
01/01/2020 to 12/31/2020	17.937269	19.357392	102,630.5584
SSGA Growth ETF Sub-Account (Class B) (formerly Cyclical Growth ETF Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.055654	10.632939	323,285.5117
01/01/2012 to 12/31/2012	10.632939	12.018082	317,245.9004
01/01/2013 to 12/31/2013	12.018082	13.943906	300,367.1935
01/01/2014 to 12/31/2014	13.943906	14.439035	300,427.1988
01/01/2015 to 12/31/2015	14.439035	13.860629	158,774.3540
01/01/2016 to 12/31/2016	13.860629	14.557192	141,967.7661
01/01/2017 to 12/31/2017	14.557192	17.114432	135,064.9151
01/01/2018 to 12/31/2018	17.114432	15.344975	124,265.4059
01/01/2019 to 12/31/2019	15.344975	18.462985	102,735.8093
01/01/2020 to 12/31/2020	18.462985	20.091933	98,404.3698
T. Rowe Price Large Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	47.725049	45.017980	189,666.0920
01/01/2012 to 12/31/2012	45.017980	52.185524	165,676.9770
01/01/2013 to 12/31/2013	52.185524	68.600824	139,740.4447
01/01/2014 to 12/31/2014	68.600824	76.363310	120,381.6396
01/01/2015 to 12/31/2015	76.363310	72.347659	104,568.9406
01/01/2016 to 12/31/2016	72.347659	82.427569	98,881.4676
01/01/2017 to 12/31/2017	82.427569	94.730236	85,587.3476
01/01/2018 to 12/31/2018	94.730236	84.552983	74,658.7878
01/01/2019 to 12/31/2019	84.552983	105.117901	66,646.3785
01/01/2020 to 12/31/2020	105.117901	106.253248	59,421.2277
158

CONDENSED FINANCIAL INFORMATION (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
T. Rowe Price Mid Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.202924	9.861078	313,697.5017
01/01/2012 to 12/31/2012	9.861078	11.014898	311,855.3561
01/01/2013 to 12/31/2013	11.014898	14.783140	285,261.3124
01/01/2014 to 12/31/2014	14.783140	16.382421	238,563.9669
01/01/2015 to 12/31/2015	16.382421	17.172544	201,286.8213
01/01/2016 to 12/31/2016	17.172544	17.923521	181,237.2991
01/01/2017 to 12/31/2017	17.923521	21.971677	162,785.4808
01/01/2018 to 12/31/2018	21.971677	21.115299	156,554.2733
01/01/2019 to 12/31/2019	21.115299	27.195351	135,200.2571
01/01/2020 to 12/31/2020	27.195351	33.113537	110,110.0208
Victory Sycamore Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	24.457039	23.144786	32,560.8482
01/01/2012 to 12/31/2012	23.144786	26.083594	25,600.6525
01/01/2013 to 12/31/2013	26.083594	33.398816	22,944.6427
01/01/2014 to 12/31/2014	33.398816	35.984283	22,776.6929
01/01/2015 to 12/31/2015	35.984283	32.184148	22,246.2928
01/01/2016 to 12/31/2016	32.184148	36.529158	21,496.9373
01/01/2017 to 12/31/2017	36.529158	39.298482	20,132.6306
01/01/2018 to 12/31/2018	39.298482	34.694792	19,009.9952
01/01/2019 to 12/31/2019	34.694792	43.974824	12,088.9377
01/01/2020 to 12/31/2020	43.974824	46.510784	11,165.9917
Western Asset Management Government Income Sub-Account (Class B) (formerly Fidelity Institutional Asset Management® Government Income Sub-Account (Class B))
04/30/2012 to 12/31/2012	10.734635	10.875038	0.0000
01/01/2013 to 12/31/2013	10.875038	10.203401	986.7498
01/01/2014 to 12/31/2014	10.203401	10.784057	5,735.9521
01/01/2015 to 12/31/2015	10.784057	10.642551	976.8583
01/01/2016 to 12/31/2016	10.642551	10.595690	16,789.9406
01/01/2017 to 12/31/2017	10.595690	10.683085	16,580.1342
01/01/2018 to 12/31/2018	10.683085	10.489932	16,325.1166
01/01/2019 to 12/31/2019	10.489932	11.080396	18,105.9911
01/01/2020 to 12/31/2020	11.080396	11.723523	4,191.8704
Brighthouse Funds Trust II
Baillie Gifford International Stock Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.659148	9.935414	0.0000
01/01/2012 to 12/31/2012	9.935414	11.652908	0.0000
01/01/2013 to 12/31/2013	11.652908	13.184184	53,487.1039
01/01/2014 to 12/31/2014	13.184184	12.522304	44,203.2866
01/01/2015 to 12/31/2015	12.522304	12.038017	43,573.3308
01/01/2016 to 12/31/2016	12.038017	12.426654	41,654.1359
01/01/2017 to 12/31/2017	12.426654	16.472381	34,026.3429
01/01/2018 to 12/31/2018	16.472381	13.402497	33,707.5069
01/01/2019 to 12/31/2019	13.402497	17.437953	29,077.1098
01/01/2020 to 12/31/2020	17.437953	21.634280	28,129.5161
159

CONDENSED FINANCIAL INFORMATION (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
BlackRock Bond Income Sub-Account (Class B)
01/01/2011 to 12/31/2011	48.043857	50.189017	2,417.4757
01/01/2012 to 12/31/2012	50.189017	52.904741	2,280.3961
01/01/2013 to 12/31/2013	52.904741	51.463065	2,187.2565
01/01/2014 to 12/31/2014	51.463065	54.014090	1,676.3925
01/01/2015 to 12/31/2015	54.014090	53.257907	814.3164
01/01/2016 to 12/31/2016	53.257907	53.833621	2,577.0240
01/01/2017 to 12/31/2017	53.833621	54.938266	1,583.2138
01/01/2018 to 12/31/2018	54.938266	53.647870	1,142.3881
01/01/2019 to 12/31/2019	53.647870	57.753403	1,078.8910
01/01/2020 to 12/31/2020	57.753403	61.479264	1,013.3329
BlackRock Capital Appreciation Sub-Account (Class A)
01/01/2011 to 12/31/2011	12.722543	11.383792	603.7132
01/01/2012 to 12/31/2012	11.383792	12.792938	603.7132
01/01/2013 to 12/31/2013	12.792938	16.872808	603.7132
01/01/2014 to 12/31/2014	16.872808	18.055361	603.7132
01/01/2015 to 12/31/2015	18.055361	18.856163	603.7132
01/01/2016 to 12/31/2016	18.856163	18.544850	557.1826
01/01/2017 to 12/31/2017	18.544850	24.407580	557.1826
01/01/2018 to 12/31/2018	24.407580	24.563229	557.1826
01/01/2019 to 12/31/2019	24.563229	32.066702	557.1826
01/01/2020 to 12/31/2020	32.066702	44.322422	557.1826
BlackRock Ultra-Short Term Bond Sub-Account (Class A)
02/27/2020 to 12/31/2020
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.299080	10.120891	954,968.6629
01/01/2012 to 12/31/2012	10.120891	9.944355	789,474.8498
01/01/2013 to 12/31/2013	9.944355	9.771836	894,623.3298
01/01/2014 to 12/31/2014	9.771836	9.602309	644,095.2523
01/01/2015 to 12/31/2015	9.602309	9.435723	605,682.5442
01/01/2016 to 12/31/2016	9.435723	9.282426	627,811.1668
01/01/2017 to 12/31/2017	9.282426	9.179718	441,449.4395
01/01/2018 to 12/31/2018	9.179718	9.159309	434,217.2743
01/01/2019 to 12/31/2019	9.159309	9.169453	409,061.2750
01/01/2020 to 12/31/2020	9.169453	9.027260	218,836.1839
Brighthouse/Wellington Core Equity Opportunities (Class B)
05/02/2016 to 12/31/2016	21.897491	22.236591	8,315.8709
01/01/2017 to 12/31/2017	22.236591	25.962156	11,638.5268
01/01/2018 to 12/31/2018	25.962156	25.419214	12,081.5420
01/01/2019 to 12/31/2019	25.419214	32.632710	21,160.0198
01/01/2020 to 12/31/2020	32.632710	35.583195	19,440.5304
Brighthouse/Wellington Core Equity Opportunities (Class B) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class B))
01/01/2011 to 12/31/2011	17.698021	16.544278	3,503.5063
01/01/2012 to 12/31/2012	16.544278	17.942723	7,439.4556
01/01/2013 to 12/31/2013	17.942723	23.399440	7,507.9566
01/01/2014 to 12/31/2014	23.399440	25.507070	9,166.0406
01/01/2015 to 12/31/2015	25.507070	25.001745	8,985.8355
01/01/2016 to 04/29/2016	25.001745	25.128938	0.0000
160

CONDENSED FINANCIAL INFORMATION (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Wellington Core Equity Opportunities (Class E)
01/01/2011 to 12/31/2011	12.522598	11.791509	801,517.5740
01/01/2012 to 12/31/2012	11.791509	13.057507	645,466.4688
01/01/2013 to 12/31/2013	13.057507	17.133113	580,374.7381
01/01/2014 to 12/31/2014	17.133113	18.594661	470,387.1638
01/01/2015 to 12/31/2015	18.594661	18.686232	395,336.5316
01/01/2016 to 12/31/2016	18.686232	19.675380	360,093.6748
01/01/2017 to 12/31/2017	19.675380	22.993196	323,866.3401
01/01/2018 to 12/31/2018	22.993196	22.535785	280,278.9314
01/01/2019 to 12/31/2019	22.535785	28.959162	235,607.0421
01/01/2020 to 12/31/2020	28.959162	31.608342	201,843.7953
Brighthouse Asset Allocation 20 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.513985	13.749101	27,036.8575
01/01/2015 to 12/31/2015	13.749101	13.431465	47,292.5311
01/01/2016 to 12/31/2016	13.431465	13.796365	55,394.6160
01/01/2017 to 12/31/2017	13.796365	14.497549	120,064.9752
01/01/2018 to 12/31/2018	14.497549	13.872731	148,363.2398
01/01/2019 to 12/31/2019	13.872731	15.231986	171,932.5475
01/01/2020 to 12/31/2020	15.231986	16.391461	176,445.4433
Brighthouse Asset Allocation 40 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.099853	14.460114	5,671,288.9305
01/01/2015 to 12/31/2015	14.460114	14.056737	4,823,309.4711
01/01/2016 to 12/31/2016	14.056737	14.653790	4,315,423.1342
01/01/2017 to 12/31/2017	14.653790	15.932804	3,775,370.6781
01/01/2018 to 12/31/2018	15.932804	14.965904	3,213,899.2927
01/01/2019 to 12/31/2019	14.965904	16.999877	2,732,981.2290
01/01/2020 to 12/31/2020	16.999877	18.548013	2,476,773.4842
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Defensive Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.829251	11.830850	3,134,392.9778
01/01/2012 to 12/31/2012	11.830850	12.892990	2,599,081.9165
01/01/2013 to 12/31/2013	12.892990	13.819648	2,078,044.7723
01/01/2014 to 04/25/2014	13.819648	13.917987	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Moderate Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.892574	11.673042	5,174,824.2332
01/01/2012 to 12/31/2012	11.673042	12.891083	5,005,159.5240
01/01/2013 to 12/31/2013	12.891083	14.469509	4,578,043.0577
01/01/2014 to 04/25/2014	14.469509	14.517559	0.0000
Brighthouse Asset Allocation 60 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.499935	14.983098	7,356,198.7900
01/01/2015 to 12/31/2015	14.983098	14.536495	6,707,198.1384
01/01/2016 to 12/31/2016	14.536495	15.299267	5,800,643.4191
01/01/2017 to 12/31/2017	15.299267	17.249415	5,029,115.6646
01/01/2018 to 12/31/2018	17.249415	15.910466	4,376,119.2391
01/01/2019 to 12/31/2019	15.910466	18.671224	3,779,217.9359
01/01/2020 to 12/31/2020	18.671224	20.887531	3,362,616.5470
161

CONDENSED FINANCIAL INFORMATION (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 60 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Balanced Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.675611	11.278110	9,314,825.5411
01/01/2012 to 12/31/2012	11.278110	12.625255	8,806,011.0562
01/01/2013 to 12/31/2013	12.625255	14.815420	7,934,744.4925
01/01/2014 to 04/25/2014	14.815420	14.819885	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.473789	15.042373	8,364,902.4338
01/01/2015 to 12/31/2015	15.042373	14.530683	7,470,739.6472
01/01/2016 to 12/31/2016	14.530683	15.441002	6,876,360.7866
01/01/2017 to 12/31/2017	15.441002	18.081453	6,018,917.0655
01/01/2018 to 12/31/2018	18.081453	16.324802	5,224,176.0020
01/01/2019 to 12/31/2019	16.324802	19.847975	4,527,800.4102
01/01/2020 to 12/31/2020	19.847975	22.739265	4,215,395.3007
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Growth Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.563163	10.922825	9,605,719.2984
01/01/2012 to 12/31/2012	10.922825	12.419539	9,249,643.1260
01/01/2013 to 12/31/2013	12.419539	15.366779	8,823,513.3710
01/01/2014 to 04/25/2014	15.366779	15.287812	0.0000
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.988058	11.806634	341,698.1771
01/01/2012 to 12/31/2012	11.806634	13.405541	573,878.2571
01/01/2013 to 12/31/2013	13.405541	18.011796	497,065.2384
01/01/2014 to 12/31/2014	18.011796	19.246841	430,129.4489
01/01/2015 to 12/31/2015	19.246841	20.906297	374,574.6308
01/01/2016 to 12/31/2016	20.906297	20.516953	342,983.9825
01/01/2017 to 12/31/2017	20.516953	27.619833	287,793.5950
01/01/2018 to 12/31/2018	27.619833	27.168893	252,584.8469
01/01/2019 to 12/31/2019	27.168893	35.373037	202,444.1352
01/01/2020 to 12/31/2020	35.373037	54.353702	155,364.5396
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.186111	7.933327	548,945.5013
01/01/2012 to 04/27/2012	7.933327	8.914802	0.0000
Loomis Sayles Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.355607	10.455680	7,227.8272
01/01/2012 to 12/31/2012	10.455680	11.392560	7,978.3797
01/01/2013 to 12/31/2013	11.392560	16.611155	7,351.2877
01/01/2014 to 12/31/2014	16.611155	16.475519	7,049.5143
01/01/2015 to 12/31/2015	16.475519	16.420748	6,022.2514
01/01/2016 to 12/31/2016	16.420748	17.111653	5,972.0153
01/01/2017 to 12/31/2017	17.111653	21.302538	4,822.8456
01/01/2018 to 12/31/2018	21.302538	20.989342	4,635.1627
01/01/2019 to 12/31/2019	20.989342	26.092941	4,598.6708
01/01/2020 to 12/31/2020	26.092941	34.368067	855.7695
162

CONDENSED FINANCIAL INFORMATION (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MetLife Stock Index Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.613853	11.599419	238,876.2858
01/01/2012 to 12/31/2012	11.599419	13.155623	252,965.0713
01/01/2013 to 12/31/2013	13.155623	17.025313	236,418.9244
01/01/2014 to 12/31/2014	17.025313	18.921391	190,682.8736
01/01/2015 to 12/31/2015	18.921391	18.762957	183,592.0918
01/01/2016 to 12/31/2016	18.762957	20.536145	174,954.6895
01/01/2017 to 12/31/2017	20.536145	24.465740	159,755.1576
01/01/2018 to 12/31/2018	24.465740	22.877580	165,971.0764
01/01/2019 to 12/31/2019	22.877580	29.404980	142,064.3545
01/01/2020 to 12/31/2020	29.404980	34.044113	136,462.5954
Neuberger Berman Genesis Sub-Account (Class B) (formerly BlackRock Strategic Value Sub-Account (Class B))
01/01/2011 to 12/31/2011	15.747378	16.326901	258.6594
01/01/2012 to 12/31/2012	16.326901	17.606857	0.0000
01/01/2013 to 12/31/2013	17.606857	23.908788	53,467.7487
01/01/2014 to 12/31/2014	23.908788	23.423399	43,657.1548
01/01/2015 to 12/31/2015	23.423399	23.104506	37,535.1640
01/01/2016 to 12/31/2016	23.104506	26.879920	33,918.0712
01/01/2017 to 12/31/2017	26.879920	30.506109	27,357.7306
01/01/2018 to 12/31/2018	30.506109	27.880009	22,862.8848
01/01/2019 to 12/31/2019	27.880009	35.452681	19,781.6596
01/01/2020 to 12/31/2020	35.452681	43.461389	16,573.1536
Neuberger Berman Genesis Sub-Account (Class B) (formerly MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	15.176218	14.126604	97,665.7380
01/01/2012 to 12/31/2012	14.126604	14.613933	75,288.0230
01/01/2013 to 04/26/2013	14.613933	15.827907	0.0000
T. Rowe Price Large Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.534357	13.122459	13,403.4495
01/01/2012 to 12/31/2012	13.122459	15.301528	13,259.9710
01/01/2013 to 12/31/2013	15.301528	20.865466	87,034.6666
01/01/2014 to 12/31/2014	20.865466	22.313121	75,221.8665
01/01/2015 to 12/31/2015	22.313121	24.231045	81,706.8703
01/01/2016 to 12/31/2016	24.231045	24.175418	79,224.6563
01/01/2017 to 12/31/2017	24.175418	31.710407	71,577.2356
01/01/2018 to 12/31/2018	31.710407	30.797614	83,912.1710
01/01/2019 to 12/31/2019	30.797614	39.520948	75,416.8369
01/01/2020 to 12/31/2020	39.520948	53.063107	55,101.0783
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
01/01/2011 to 12/31/2011	24.091298	25.055886	354.1677
01/01/2012 to 12/31/2012	25.055886	27.399350	353.5043
01/01/2013 to 12/31/2013	27.399350	27.146656	352.8746
01/01/2014 to 12/31/2014	27.146656	28.086636	352.3096
01/01/2015 to 12/31/2015	28.086636	27.047207	473.0807
01/01/2016 to 12/31/2016	27.047207	28.784568	167,700.2038
01/01/2017 to 12/31/2017	28.784568	30.530431	153,924.5260
01/01/2018 to 12/31/2018	30.530431	28.790737	134,770.1953
01/01/2019 to 12/31/2019	28.790737	32.318385	119,161.0959
01/01/2020 to 12/31/2020	32.318385	33.856338	105,596.9360
163

CONDENSED FINANCIAL INFORMATION (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (formerly Met Investors Series Trust - Lord Abbett Bond Debenture Sub-Account (Class B))
01/01/2011 to 12/31/2011	22.820826	23.425811	329,853.8532
01/01/2012 to 12/31/2012	23.425811	25.997480	291,789.8651
01/01/2013 to 12/31/2013	25.997480	27.584862	243,330.3864
01/01/2014 to 12/31/2014	27.584862	28.415302	202,093.7975
01/01/2015 to 12/31/2015	28.415302	27.315181	176,321.4559
01/01/2016 to 04/29/2016	27.315181	28.113019	0.0000
Franklin Templeton Variable Insurance Products Trust
Templeton Foreign VIP Sub-Account (Class 2)
01/01/2011 to 12/31/2011	30.662514	26.926963	3,534.7628
01/01/2012 to 12/31/2012	26.926963	31.281508	2,640.2397
01/01/2013 to 12/31/2013	31.281508	37.800041	2,369.8677
01/01/2014 to 12/31/2014	37.800041	33.009258	2,402.6270
01/01/2015 to 12/31/2015	33.009258	30.330431	1,736.6849
01/01/2016 to 12/31/2016	30.330431	31.942774	1,722.9849
01/01/2017 to 12/31/2017	31.942774	36.630265	984.1713
01/01/2018 to 12/31/2018	36.630265	30.433290	892.8863
01/01/2019 to 12/31/2019	30.433290	33.652187	937.1178
01/01/2020 to 12/31/2020	33.652187	32.683824	781.3070
PIMCO Variable Insurance Trust
PIMCO Low Duration Sub-Account (Administrative Class)
01/01/2011 to 12/31/2011	14.381309	14.289095	2,619.5300
01/01/2012 to 12/31/2012	14.289095	14.861544	3,796.7051
01/01/2013 to 12/31/2013	14.861544	14.583970	3,796.3687
01/01/2014 to 12/31/2014	14.583970	14.452972	3,796.0633
01/01/2015 to 12/31/2015	14.452972	14.246805	3,795.7596
01/01/2016 to 12/31/2016	14.246805	14.196364	3,756.6820
01/01/2017 to 12/31/2017	14.196364	14.138740	3,701.0292
01/01/2018 to 12/31/2018	14.138740	13.939800	3,701.0292
01/01/2019 to 12/31/2019	13.939800	14.249425	3,701.0292
01/01/2020 to 12/31/2020	14.249425	14.420318	0.0000
164

CONDENSED FINANCIAL INFORMATION (continued)
CLASS AA
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. International Growth Sub-Account (Series I)
01/01/2011 to 12/31/2011	17.257600	15.807563	6,295.3833
01/01/2012 to 12/31/2012	15.807563	17.935463	5,741.4633
01/01/2013 to 12/31/2013	17.935463	20.964937	4,360.6939
01/01/2014 to 12/31/2014	20.964937	20.659138	4,295.9851
01/01/2015 to 12/31/2015	20.659138	19.815044	3,809.5881
01/01/2016 to 12/31/2016	19.815044	19.373658	3,732.2360
01/01/2017 to 12/31/2017	19.373658	23.406264	3,727.9462
01/01/2018 to 12/31/2018	23.406264	19.543795	3,738.6296
01/01/2019 to 12/31/2019	19.543795	24.679783	3,113.1622
01/01/2020 to 12/31/2020	24.679783	27.630524	3,044.1544
Invesco V.I. International Growth Sub-Account (Series II)
01/01/2011 to 12/31/2011	16.874461	15.415068	4,401.4023
01/01/2012 to 12/31/2012	15.415068	17.448091	4,153.8172
01/01/2013 to 12/31/2013	17.448091	20.344534	1,625.5021
01/01/2014 to 12/31/2014	20.344534	19.999517	1,614.6119
01/01/2015 to 12/31/2015	19.999517	19.128848	1,597.7010
01/01/2016 to 12/31/2016	19.128848	18.656708	1,604.9564
01/01/2017 to 12/31/2017	18.656708	22.489480	1,666.9538
01/01/2018 to 12/31/2018	22.489480	18.727684	1,975.2605
01/01/2019 to 12/31/2019	18.727684	23.587759	1,916.6590
01/01/2020 to 12/31/2020	23.587759	26.348756	1,550.7871
Brighthouse Funds Trust I
AB Global Dynamic Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.178148	10.497446	5,189.9526
01/01/2013 to 12/31/2013	10.497446	11.459381	29,163.0295
01/01/2014 to 12/31/2014	11.459381	12.081996	58,095.9200
01/01/2015 to 12/31/2015	12.081996	11.935192	54,893.6108
01/01/2016 to 12/31/2016	11.935192	12.143818	63,424.3749
01/01/2017 to 12/31/2017	12.143818	13.552152	78,439.8596
01/01/2018 to 12/31/2018	13.552152	12.381420	75,412.8335
01/01/2019 to 12/31/2019	12.381420	14.358534	70,735.5660
01/01/2020 to 12/31/2020	14.358534	14.959964	67,863.5712
American Funds® Balanced Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.784098	9.405479	3,720,487.5387
01/01/2012 to 12/31/2012	9.405479	10.486500	3,636,994.6124
01/01/2013 to 12/31/2013	10.486500	12.208182	3,440,159.9043
01/01/2014 to 12/31/2014	12.208182	12.715716	3,237,064.4371
01/01/2015 to 12/31/2015	12.715716	12.400753	2,816,824.0450
01/01/2016 to 12/31/2016	12.400753	13.130747	2,691,878.8768
01/01/2017 to 12/31/2017	13.130747	15.071216	2,544,629.5379
01/01/2018 to 12/31/2018	15.071216	14.162702	2,432,186.2185
01/01/2019 to 12/31/2019	14.162702	16.626204	2,392,786.3290
01/01/2020 to 12/31/2020	16.626204	18.871223	2,060,558.1921
165

CONDENSED FINANCIAL INFORMATION (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds® Growth Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.306378	8.708073	2,613,840.2336
01/01/2012 to 12/31/2012	8.708073	9.933828	2,387,465.9683
01/01/2013 to 12/31/2013	9.933828	12.206386	2,213,019.1547
01/01/2014 to 12/31/2014	12.206386	12.754435	2,176,189.9736
01/01/2015 to 12/31/2015	12.754435	12.432218	2,132,234.5042
01/01/2016 to 12/31/2016	12.432218	13.304348	2,113,354.8316
01/01/2017 to 12/31/2017	13.304348	15.857161	2,082,995.9460
01/01/2018 to 12/31/2018	15.857161	14.674276	1,952,866.6382
01/01/2019 to 12/31/2019	14.674276	17.819099	1,736,540.2842
01/01/2020 to 12/31/2020	17.819099	20.462478	1,646,610.1179
American Funds® Moderate Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	10.026861	9.867207	1,178,660.4354
01/01/2012 to 12/31/2012	9.867207	10.740633	1,153,882.2955
01/01/2013 to 12/31/2013	10.740633	11.975342	1,086,841.1016
01/01/2014 to 12/31/2014	11.975342	12.478537	1,051,979.2246
01/01/2015 to 12/31/2015	12.478537	12.166943	972,266.5251
01/01/2016 to 12/31/2016	12.166943	12.787964	873,723.1529
01/01/2017 to 12/31/2017	12.787964	14.188915	860,359.1450
01/01/2018 to 12/31/2018	14.188915	13.458526	819,660.8941
01/01/2019 to 12/31/2019	13.458526	15.354103	761,711.7624
01/01/2020 to 12/31/2020	15.354103	17.038496	686,228.4071
AQR Global Risk Balanced Sub-Account (Class B)
04/30/2012 to 12/31/2012	11.107341	11.482334	62,539.1831
01/01/2013 to 12/31/2013	11.482334	10.895034	134,695.0142
01/01/2014 to 12/31/2014	10.895034	11.128446	145,068.0627
01/01/2015 to 12/31/2015	11.128446	9.883533	122,102.4339
01/01/2016 to 12/31/2016	9.883533	10.577105	126,660.1801
01/01/2017 to 12/31/2017	10.577105	11.407300	121,448.5740
01/01/2018 to 12/31/2018	11.407300	10.491455	112,578.0853
01/01/2019 to 12/31/2019	10.491455	12.356676	63,097.4058
01/01/2020 to 12/31/2020	12.356676	12.502698	55,601.5317
BlackRock Global Tactical Strategies Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.934082	10.228279	25,787.9890
01/01/2013 to 12/31/2013	10.228279	11.081407	106,154.1305
01/01/2014 to 12/31/2014	11.081407	11.527592	149,704.3644
01/01/2015 to 12/31/2015	11.527592	11.309628	121,555.5653
01/01/2016 to 12/31/2016	11.309628	11.600120	138,263.7788
01/01/2017 to 12/31/2017	11.600120	12.910083	130,530.3304
01/01/2018 to 12/31/2018	12.910083	11.767660	120,299.9088
01/01/2019 to 12/31/2019	11.767660	13.941603	101,216.0989
01/01/2020 to 12/31/2020	13.941603	14.282476	111,319.5498
Brighthouse/Franklin Low Duration Total Return Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.987535	9.740597	41,153.0489
01/01/2012 to 12/31/2012	9.740597	9.986641	57,949.6640
01/01/2013 to 12/31/2013	9.986641	9.922338	69,384.5257
01/01/2014 to 12/31/2014	9.922338	9.848415	51,876.2920
01/01/2015 to 12/31/2015	9.848415	9.612514	51,938.0170
01/01/2016 to 12/31/2016	9.612514	9.736865	50,880.7457
01/01/2017 to 12/31/2017	9.736865	9.690991	46,063.4024
01/01/2018 to 12/31/2018	9.690991	9.558720	42,374.4355
01/01/2019 to 12/31/2019	9.558720	9.823437	43,839.6216
01/01/2020 to 12/31/2020	9.823437	9.852578	46,051.4416
166

CONDENSED FINANCIAL INFORMATION (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 100 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.321306	10.477473	1,330,524.7197
01/01/2012 to 12/31/2012	10.477473	12.012329	1,276,477.5885
01/01/2013 to 12/31/2013	12.012329	15.279383	1,244,756.5605
01/01/2014 to 12/31/2014	15.279383	15.770441	1,113,539.5382
01/01/2015 to 12/31/2015	15.770441	15.178031	1,006,585.2448
01/01/2016 to 12/31/2016	15.178031	16.245697	821,914.5060
01/01/2017 to 12/31/2017	16.245697	19.616323	752,347.4040
01/01/2018 to 12/31/2018	19.616323	17.325399	698,200.3433
01/01/2019 to 12/31/2019	17.325399	21.692716	628,504.8558
01/01/2020 to 12/31/2020	21.692716	25.334037	577,076.0174
Brighthouse Balanced Plus Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.960927	10.395119	3,960.2735
01/01/2013 to 12/31/2013	10.395119	11.675982	411,154.7260
01/01/2014 to 12/31/2014	11.675982	12.574137	478,506.7046
01/01/2015 to 12/31/2015	12.574137	11.845004	504,039.2825
01/01/2016 to 12/31/2016	11.845004	12.606873	508,927.2628
01/01/2017 to 12/31/2017	12.606873	14.652688	383,920.8990
01/01/2018 to 12/31/2018	14.652688	13.330401	383,019.8700
01/01/2019 to 12/31/2019	13.330401	16.177976	330,898.1098
01/01/2020 to 12/31/2020	16.177976	17.878124	311,922.5208
Brighthouse Small Cap Value Sub-Account (Class A)
01/01/2011 to 12/31/2011	19.140287	17.164407	0.0000
01/01/2012 to 12/31/2012	17.164407	19.937426	0.0000
01/01/2013 to 12/31/2013	19.937426	26.007332	0.0000
01/01/2014 to 12/31/2014	26.007332	26.045187	0.0000
01/01/2015 to 12/31/2015	26.045187	24.248932	0.0000
01/01/2016 to 12/31/2016	24.248932	31.332171	0.0000
01/01/2017 to 12/31/2017	31.332171	34.461706	0.0000
01/01/2018 to 12/31/2018	34.461706	28.776075	0.0000
01/01/2019 to 12/31/2019	28.776075	36.477169	0.0000
01/01/2020 to 12/31/2020	36.477169	35.710052	0.0000
Brighthouse Small Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.143934	15.325747	368,891.8414
01/01/2012 to 12/31/2012	15.325747	17.758225	248,306.0224
01/01/2013 to 12/31/2013	17.758225	23.100870	300,564.8186
01/01/2014 to 12/31/2014	23.100870	23.077950	271,303.7736
01/01/2015 to 12/31/2015	23.077950	21.440311	238,350.9909
01/01/2016 to 12/31/2016	21.440311	27.639680	196,859.2677
01/01/2017 to 12/31/2017	27.639680	30.324109	162,151.4688
01/01/2018 to 12/31/2018	30.324109	25.243424	141,358.0830
01/01/2019 to 12/31/2019	25.243424	31.927809	124,693.9520
01/01/2020 to 12/31/2020	31.927809	31.177187	115,954.9559
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.340627	9.853738	251,780.4865
01/01/2012 to 12/31/2012	9.853738	11.505677	395,265.7499
01/01/2013 to 12/31/2013	11.505677	10.737520	275,804.4530
01/01/2014 to 12/31/2014	10.737520	9.858227	268,805.2783
01/01/2015 to 12/31/2015	9.858227	8.344877	279,468.2890
01/01/2016 to 12/31/2016	8.344877	9.138735	251,598.7537
01/01/2017 to 12/31/2017	9.138735	11.518991	235,248.5552
01/01/2018 to 12/31/2018	11.518991	9.708047	237,572.6085
01/01/2019 to 12/31/2019	9.708047	11.513297	231,485.7767
01/01/2020 to 12/31/2020	11.513297	14.394152	210,829.0073
167

CONDENSED FINANCIAL INFORMATION (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Clarion Global Real Estate Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.886119	12.876948	181,275.4715
01/01/2012 to 12/31/2012	12.876948	15.932812	173,902.1391
01/01/2013 to 12/31/2013	15.932812	16.203410	168,721.1437
01/01/2014 to 12/31/2014	16.203410	18.025806	149,686.7665
01/01/2015 to 12/31/2015	18.025806	17.456087	133,216.9319
01/01/2016 to 12/31/2016	17.456087	17.294568	125,290.4153
01/01/2017 to 12/31/2017	17.294568	18.812199	121,623.4104
01/01/2018 to 12/31/2018	18.812199	16.877417	113,610.4421
01/01/2019 to 12/31/2019	16.877417	20.689042	97,700.4245
01/01/2020 to 12/31/2020	20.689042	19.299451	100,820.5832
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010647	1.045112	2,063,757.0497
01/01/2013 to 12/31/2013	1.045112	1.045571	1,893,930.5170
01/01/2014 to 12/31/2014	1.045571	1.084229	1,601,080.0032
01/01/2015 to 12/31/2015	1.084229	1.020107	1,545,552.9545
01/01/2016 to 12/31/2016	1.020107	1.119301	1,594,196.9339
01/01/2017 to 12/31/2017	1.119301	1.209332	1,689,534.0344
01/01/2018 to 12/31/2018	1.209332	1.111214	1,562,419.2960
01/01/2019 to 12/31/2019	1.111214	1.258156	939,903.1399
01/01/2020 to 12/31/2020	1.258156	1.360904	906,335.7033
Invesco Comstock Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.065751	9.739920	203,882.6207
01/01/2012 to 12/31/2012	9.739920	11.328525	190,693.4822
01/01/2013 to 12/31/2013	11.328525	15.064004	203,976.4960
01/01/2014 to 12/31/2014	15.064004	16.173046	178,040.3917
01/01/2015 to 12/31/2015	16.173046	14.936038	167,274.6283
01/01/2016 to 12/31/2016	14.936038	17.207145	142,618.4066
01/01/2017 to 12/31/2017	17.207145	19.946752	134,195.7977
01/01/2018 to 12/31/2018	19.946752	17.207852	127,343.6584
01/01/2019 to 12/31/2019	17.207852	21.118639	115,376.9585
01/01/2020 to 12/31/2020	21.118639	20.635896	115,120.2087
Invesco Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.327193	14.891553	376,693.7405
01/01/2012 to 12/31/2012	14.891553	17.290758	262,322.7907
01/01/2013 to 12/31/2013	17.290758	23.805318	319,630.3724
01/01/2014 to 12/31/2014	23.805318	25.230252	219,059.4686
01/01/2015 to 12/31/2015	25.230252	24.356456	246,796.9706
01/01/2016 to 12/31/2016	24.356456	26.657372	177,440.4265
01/01/2017 to 12/31/2017	26.657372	32.816005	155,427.6019
01/01/2018 to 12/31/2018	32.816005	29.311396	142,452.3771
01/01/2019 to 12/31/2019	29.311396	35.815519	132,366.6160
01/01/2020 to 12/31/2020	35.815519	55.142201	115,541.7798
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012701	1.047153	60,756.8599
01/01/2013 to 12/31/2013	1.047153	1.141470	214,830.1202
01/01/2014 to 12/31/2014	1.141470	1.199313	856,267.8665
01/01/2015 to 12/31/2015	1.199313	1.188452	368,009.6133
01/01/2016 to 12/31/2016	1.188452	1.201136	516,439.2395
01/01/2017 to 12/31/2017	1.201136	1.376287	514,108.5071
01/01/2018 to 12/31/2018	1.376287	1.254448	531,432.7952
01/01/2019 to 12/31/2019	1.254448	1.440450	413,056.9632
01/01/2020 to 12/31/2020	1.440450	1.587650	365,489.8592
168

CONDENSED FINANCIAL INFORMATION (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
JPMorgan Global Active Allocation Sub-Account (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996796	1.037539	0.0000
01/01/2015 to 12/31/2015	1.037539	1.009006	0.0000
01/01/2016 to 12/31/2016	1.009006	1.010776	28,667.9543
01/01/2017 to 12/31/2017	1.010776	1.146561	38,543.1455
01/01/2018 to 04/30/2018	1.146561	1.116675	0.0000
Loomis Sayles Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	7.265437	7.367833	835,271.7525
01/01/2012 to 12/31/2012	7.367833	8.574900	766,531.6980
01/01/2013 to 12/31/2013	8.574900	12.262580	676,170.6117
01/01/2014 to 12/31/2014	12.262580	14.319275	596,554.9374
01/01/2015 to 12/31/2015	14.319275	13.496115	548,961.2803
01/01/2016 to 12/31/2016	13.496115	13.610663	528,059.9942
01/01/2017 to 12/31/2017	13.610663	15.829482	497,897.3619
01/01/2018 to 12/31/2018	15.829482	14.448255	440,535.9505
01/01/2019 to 12/31/2019	14.448255	17.535100	408,703.9064
01/01/2020 to 12/31/2020	17.535100	22.771993	344,863.0977
Loomis Sayles Growth Sub-Account (Class B) (formerly Legg Mason Value Equity Sub-Account (Class B)
01/01/2011 to 04/29/2011	6.540272	6.945274	0.0000
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	1.077631	1.123774	31,337.6918
01/01/2014 to 12/31/2014	1.123774	1.205943	135,426.8925
01/01/2015 to 12/31/2015	1.205943	1.170076	274,724.9880
01/01/2016 to 12/31/2016	1.170076	1.199325	255,701.9051
01/01/2017 to 12/31/2017	1.199325	1.361091	4,108,469.3007
01/01/2018 to 12/31/2018	1.361091	1.240632	3,898,207.6196
01/01/2019 to 12/31/2019	1.240632	1.483050	3,868,707.0978
01/01/2020 to 12/31/2020	1.483050	1.552043	3,821,096.4785
MFS ® Research International Sub-Account (Class A)
01/01/2011 to 12/31/2011	14.259296	12.543446	566.9474
01/01/2012 to 12/31/2012	12.543446	14.409333	580.5609
01/01/2013 to 12/31/2013	14.409333	16.923221	637.9745
01/01/2014 to 12/31/2014	16.923221	15.501718	719.0682
01/01/2015 to 12/31/2015	15.501718	14.997297	723.5608
01/01/2016 to 12/31/2016	14.997297	14.630724	804.3246
01/01/2017 to 12/31/2017	14.630724	18.467499	736.8676
01/01/2018 to 12/31/2018	18.467499	15.632065	798.2615
01/01/2019 to 12/31/2019	15.632065	19.758080	751.7028
01/01/2020 to 12/31/2020	19.758080	21.980612	799.5428
MFS ® Research International Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.990078	12.274831	477,435.5115
01/01/2012 to 12/31/2012	12.274831	14.075937	557,370.7408
01/01/2013 to 12/31/2013	14.075937	16.489817	399,200.6228
01/01/2014 to 12/31/2014	16.489817	15.070088	365,759.8138
01/01/2015 to 12/31/2015	15.070088	14.538673	350,026.5362
01/01/2016 to 12/31/2016	14.538673	14.154316	333,718.6671
01/01/2017 to 12/31/2017	14.154316	17.816812	301,507.7952
01/01/2018 to 12/31/2018	17.816812	15.048218	280,434.8965
01/01/2019 to 12/31/2019	15.048218	18.964604	276,309.3727
01/01/2020 to 12/31/2020	18.964604	21.049831	249,699.8882
169

CONDENSED FINANCIAL INFORMATION (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Morgan Stanley Discovery Sub-Account (Class B) (formerly Morgan Stanley Mid Cap Growth Sub-Account (Class B) and before that Van Kampen Mid Cap Growth Sub-Account (Class B) and before that Lord Abbett Growth Opportunities Sub-Account (Class B))

01/01/2011 to 12/31/2011	13.350550	12.205173	63,069.4841
01/01/2012 to 12/31/2012	12.205173	13.098874	62,685.7496
01/01/2013 to 12/31/2013	13.098874	17.885829	62,860.3621
01/01/2014 to 12/31/2014	17.885829	17.744888	59,624.6029
01/01/2015 to 12/31/2015	17.744888	16.552906	47,583.3709
01/01/2016 to 12/31/2016	16.552906	14.882155	43,957.0334
01/01/2017 to 12/31/2017	14.882155	20.451684	37,584.8516
01/01/2018 to 12/31/2018	20.451684	22.123609	35,315.9188
01/01/2019 to 12/31/2019	22.123609	30.448676	30,727.8362
01/01/2020 to 12/31/2020	30.448676	75.694856	28,056.0999
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999754	1.032732	0.0000
01/01/2015 to 12/31/2015	1.032732	0.958753	0.0000
01/01/2016 to 12/31/2016	0.958753	1.046394	19,111.0620
01/01/2017 to 12/31/2017	1.046394	1.157256	15,416.9171
01/01/2018 to 12/31/2018	1.157256	1.050215	0.0000
01/01/2019 to 12/31/2019	1.050215	1.258348	0.0000
01/01/2020 to 12/31/2020	1.258348	1.382266	0.0000
PIMCO Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.752043	15.962182	1,321,654.2392
01/01/2012 to 12/31/2012	15.962182	17.129299	1,204,297.3140
01/01/2013 to 12/31/2013	17.129299	16.501480	1,104,260.1509
01/01/2014 to 12/31/2014	16.501480	16.886492	989,574.6569
01/01/2015 to 12/31/2015	16.886492	16.586082	879,229.8615
01/01/2016 to 12/31/2016	16.586082	16.715339	862,620.4311
01/01/2017 to 12/31/2017	16.715339	17.156877	852,758.9925
01/01/2018 to 12/31/2018	17.156877	16.810424	757,221.8055
01/01/2019 to 12/31/2019	16.810424	17.907644	714,611.6449
01/01/2020 to 12/31/2020	17.907644	19.084652	670,098.9702
Schroders Global Multi-Asset Sub-Account (Class B) (formerly Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.214980	10.723087	123,980.0761
01/01/2014 to 12/31/2014	10.723087	11.441855	181,280.1454
01/01/2015 to 12/31/2015	11.441855	11.097109	150,293.6596
01/01/2016 to 12/31/2016	11.097109	11.396794	138,536.7897
01/01/2017 to 12/31/2017	11.396794	13.037902	8,676.5422
01/01/2018 to 04/30/2018	13.037902	12.453412	0.0000
Schroders Global Multi-Asset Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010679	1.065216	489,598.0398
01/01/2013 to 12/31/2013	1.065216	1.151996	930,018.6103
01/01/2014 to 12/31/2014	1.151996	1.219011	977,785.6248
01/01/2015 to 12/31/2015	1.219011	1.186739	1,047,213.7630
01/01/2016 to 12/31/2016	1.186739	1.231461	962,467.9228
01/01/2017 to 12/31/2017	1.231461	1.382471	964,595.7819
01/01/2018 to 12/31/2018	1.382471	1.229726	919,191.9148
01/01/2019 to 12/31/2019	1.229726	1.467373	443,451.0923
01/01/2020 to 12/31/2020	1.467373	1.471499	440,556.4733
170

CONDENSED FINANCIAL INFORMATION (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
SSGA Growth and Income ETF Sub-Account (Class B) (formerly Cyclical Growth and Income ETF Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.439728	11.355300	517,220.4676
01/01/2012 to 12/31/2012	11.355300	12.584198	425,526.0812
01/01/2013 to 12/31/2013	12.584198	13.958021	425,456.7987
01/01/2014 to 12/31/2014	13.958021	14.505773	368,391.9583
01/01/2015 to 12/31/2015	14.505773	13.967291	322,806.9862
01/01/2016 to 12/31/2016	13.967291	14.511610	306,428.2172
01/01/2017 to 12/31/2017	14.511610	16.514029	278,106.2158
01/01/2018 to 12/31/2018	16.514029	15.160427	254,187.9114
01/01/2019 to 12/31/2019	15.160427	17.809813	239,559.6506
01/01/2020 to 12/31/2020	17.809813	19.210210	221,893.3488
SSGA Growth ETF Sub-Account (Class B) (formerly Cyclical Growth ETF Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.026635	10.599738	286,855.9251
01/01/2012 to 12/31/2012	10.599738	11.974538	294,720.9772
01/01/2013 to 12/31/2013	11.974538	13.886441	307,667.6569
01/01/2014 to 12/31/2014	13.886441	14.372340	309,739.1988
01/01/2015 to 12/31/2015	14.372340	13.789705	327,792.1752
01/01/2016 to 12/31/2016	13.789705	14.475466	287,217.1556
01/01/2017 to 12/31/2017	14.475466	17.009871	274,988.8739
01/01/2018 to 12/31/2018	17.009871	15.243552	257,054.7331
01/01/2019 to 12/31/2019	15.243552	18.331786	240,726.0052
01/01/2020 to 12/31/2020	18.331786	19.939159	216,673.8229
T. Rowe Price Large Cap Value Sub-Account (Class A)
01/01/2011 to 12/31/2011	46.029633	43.506636	57,106.0096
01/01/2012 to 12/31/2012	43.506636	50.533753	51,015.5267
01/01/2013 to 12/31/2013	50.533753	66.552437	41,204.0648
01/01/2014 to 12/31/2014	66.552437	74.232519	36,345.3044
01/01/2015 to 12/31/2015	74.232519	70.493082	33,346.9348
01/01/2016 to 12/31/2016	70.493082	80.454447	28,492.2199
01/01/2017 to 12/31/2017	80.454447	92.669867	25,856.6235
01/01/2018 to 12/31/2018	92.669867	82.859760	23,578.7014
01/01/2019 to 12/31/2019	82.859760	103.204049	22,022.9814
01/01/2020 to 12/31/2020	103.204049	104.548484	21,621.3745
T. Rowe Price Large Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	47.141906	44.445719	335,102.1328
01/01/2012 to 12/31/2012	44.445719	51.496264	329,415.0186
01/01/2013 to 12/31/2013	51.496264	67.660932	263,824.3044
01/01/2014 to 12/31/2014	67.660932	75.279414	266,658.1850
01/01/2015 to 12/31/2015	75.279414	71.285095	220,244.0401
01/01/2016 to 12/31/2016	71.285095	81.176371	215,566.9549
01/01/2017 to 12/31/2017	81.176371	93.245806	189,555.8010
01/01/2018 to 12/31/2018	93.245806	83.186163	168,600.4169
01/01/2019 to 12/31/2019	83.186163	103.366956	151,747.5230
01/01/2020 to 12/31/2020	103.366956	104.430997	145,822.5498
T. Rowe Price Mid Cap Growth Sub-Account (Class A)
01/01/2011 to 12/31/2011	10.341026	10.014929	79,731.2050
01/01/2012 to 12/31/2012	10.014929	11.205366	74,355.1959
01/01/2013 to 12/31/2013	11.205366	15.073310	61,743.4953
01/01/2014 to 12/31/2014	15.073310	16.735115	54,035.8310
01/01/2015 to 12/31/2015	16.735115	17.566665	45,292.9664
01/01/2016 to 12/31/2016	17.566665	18.377849	39,845.6160
01/01/2017 to 12/31/2017	18.377849	22.588136	36,096.5659
01/01/2018 to 12/31/2018	22.588136	21.736955	30,734.3591
01/01/2019 to 12/31/2019	21.736955	28.056306	27,439.5024
01/01/2020 to 12/31/2020	28.056306	34.251281	24,469.6526
171

CONDENSED FINANCIAL INFORMATION (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
T. Rowe Price Mid Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.078183	9.735655	607,434.9428
01/01/2012 to 12/31/2012	9.735655	10.869334	572,135.0898
01/01/2013 to 12/31/2013	10.869334	14.580492	528,126.6336
01/01/2014 to 12/31/2014	14.580492	16.149772	353,334.2371
01/01/2015 to 12/31/2015	16.149772	16.920211	389,996.5990
01/01/2016 to 12/31/2016	16.920211	17.651325	283,430.1207
01/01/2017 to 12/31/2017	17.651325	21.627224	260,601.1093
01/01/2018 to 12/31/2018	21.627224	20.773818	233,519.0572
01/01/2019 to 12/31/2019	20.773818	26.742170	215,569.5371
01/01/2020 to 12/31/2020	26.742170	32.545417	202,495.5545
Victory Sycamore Mid Cap Value Sub-Account (Class A)
01/01/2011 to 12/31/2011	25.034194	23.737464	22,996.7732
01/01/2012 to 12/31/2012	23.737464	26.807498	21,317.5023
01/01/2013 to 12/31/2013	26.807498	34.393158	19,471.2072
01/01/2014 to 12/31/2014	34.393158	37.143332	17,001.1956
01/01/2015 to 12/31/2015	37.143332	33.286237	11,255.8169
01/01/2016 to 12/31/2016	33.286237	37.850841	11,216.9924
01/01/2017 to 12/31/2017	37.850841	40.811338	10,578.6733
01/01/2018 to 12/31/2018	40.811338	36.089513	9,661.4985
01/01/2019 to 12/31/2019	36.089513	45.850560	8,857.1253
01/01/2020 to 12/31/2020	45.850560	48.575667	8,799.5557
Victory Sycamore Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	24.868818	23.522724	155,003.4132
01/01/2012 to 12/31/2012	23.522724	26.496199	145,101.9986
01/01/2013 to 12/31/2013	26.496199	33.910186	177,908.4943
01/01/2014 to 12/31/2014	33.910186	36.516974	169,571.5388
01/01/2015 to 12/31/2015	36.516974	32.644245	109,936.5915
01/01/2016 to 12/31/2016	32.644245	37.032845	129,476.4644
01/01/2017 to 12/31/2017	37.032845	39.820499	111,016.9477
01/01/2018 to 12/31/2018	39.820499	35.137970	100,409.6290
01/01/2019 to 12/31/2019	35.137970	44.514283	92,013.8574
01/01/2020 to 12/31/2020	44.514283	47.057749	84,307.6361
Western Asset Management Government Income Sub-Account (Class B) (formerly Fidelity Institutional Asset Management® Government Income Sub-Account (Class B))
04/30/2012 to 12/31/2012	10.729226	10.865912	40,902.4915
01/01/2013 to 12/31/2013	10.865912	10.189740	39,474.2888
01/01/2014 to 12/31/2014	10.189740	10.764236	17,646.5389
01/01/2015 to 12/31/2015	10.764236	10.617679	23,631.2964
01/01/2016 to 12/31/2016	10.617679	10.565643	18,197.4663
01/01/2017 to 12/31/2017	10.565643	10.647479	23,500.6897
01/01/2018 to 12/31/2018	10.647479	10.449715	36,142.4789
01/01/2019 to 12/31/2019	10.449715	11.032398	16,824.1326
01/01/2020 to 12/31/2020	11.032398	11.666889	73,046.2183
172

CONDENSED FINANCIAL INFORMATION (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Funds Trust II
Baillie Gifford International Stock Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.304106	11.220835	15,113.9477
01/01/2012 to 12/31/2012	11.220835	13.153924	15,265.5663
01/01/2013 to 12/31/2013	13.153924	14.875007	70,935.5639
01/01/2014 to 12/31/2014	14.875007	14.121177	70,552.8620
01/01/2015 to 12/31/2015	14.121177	13.568265	71,647.9353
01/01/2016 to 12/31/2016	13.568265	13.999304	67,163.9269
01/01/2017 to 12/31/2017	13.999304	18.547795	58,399.9164
01/01/2018 to 12/31/2018	18.547795	15.083529	57,443.1147
01/01/2019 to 12/31/2019	15.083529	19.615332	52,642.3475
01/01/2020 to 12/31/2020	19.615332	24.323433	47,919.4910
BlackRock Bond Income Sub-Account (Class B)
01/01/2011 to 12/31/2011	47.390936	49.482268	6,027.4945
01/01/2012 to 12/31/2012	49.482268	52.133539	5,380.5383
01/01/2013 to 12/31/2013	52.133539	50.687522	4,691.3680
01/01/2014 to 12/31/2014	50.687522	53.173512	4,455.1144
01/01/2015 to 12/31/2015	53.173512	52.402884	4,145.6337
01/01/2016 to 12/31/2016	52.402884	52.942877	9,142.0118
01/01/2017 to 12/31/2017	52.942877	54.002311	13,270.6826
01/01/2018 to 12/31/2018	54.002311	52.707389	10,897.9164
01/01/2019 to 12/31/2019	52.707389	56.712589	8,044.8580
01/01/2020 to 12/31/2020	56.712589	60.341049	8,200.1679
BlackRock Capital Appreciation Sub-Account (Class A)
01/01/2011 to 12/31/2011	12.625951	11.291725	25,042.0740
01/01/2012 to 12/31/2012	11.291725	12.683100	23,714.7021
01/01/2013 to 12/31/2013	12.683100	16.719582	22,713.1306
01/01/2014 to 12/31/2014	16.719582	17.882451	20,599.7929
01/01/2015 to 12/31/2015	17.882451	18.666246	20,094.1952
01/01/2016 to 12/31/2016	18.666246	18.348891	19,593.4064
01/01/2017 to 12/31/2017	18.348891	24.137644	17,710.3931
01/01/2018 to 12/31/2018	24.137644	24.279355	17,656.5461
01/01/2019 to 12/31/2019	24.279355	31.680267	17,346.2305
01/01/2020 to 12/31/2020	31.680267	43.766361	16,718.1994
BlackRock Ultra-Short Term Bond Sub-Account (Class A)
02/27/2020 to 12/31/2020	19.921566	19.653643	296.2969
BlackRock Ultra-Short Term Bond Sub-Account (Class A) (formerly DWS Government & Agency Securities VIP Sub-Account (Class A))
01/01/2011 to 12/31/2011	16.288569	17.193088	1,960.5250
01/01/2012 to 12/31/2012	17.193088	17.378647	1,259.2567
01/01/2013 to 12/31/2013	17.378647	16.549114	1,229.6985
01/01/2014 to 12/31/2014	16.549114	17.114361	1,178.6779
01/01/2015 to 12/31/2015	17.114361	16.804901	1,100.5955
01/01/2016 to 12/31/2016	16.804901	16.695129	352.3148
01/01/2017 to 12/31/2017	16.695129	16.672267	363.0596
01/01/2018 to 12/31/2018	16.672267	16.462634	355.7515
01/01/2019 to 12/31/2019	16.462634	17.208115	321.3353
01/01/2020 to 02/26/2020	17.208115
173

CONDENSED FINANCIAL INFORMATION (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.173286	9.992289	1,202,849.4439
01/01/2012 to 12/31/2012	9.992289	9.813061	1,144,877.0364
01/01/2013 to 12/31/2013	9.813061	9.637997	734,027.6940
01/01/2014 to 12/31/2014	9.637997	9.466058	676,585.0545
01/01/2015 to 12/31/2015	9.466058	9.297185	735,108.1518
01/01/2016 to 12/31/2016	9.297185	9.141565	731,804.6032
01/01/2017 to 12/31/2017	9.141565	9.035909	551,568.9217
01/01/2018 to 12/31/2018	9.035909	9.011288	463,544.5010
01/01/2019 to 12/31/2019	9.011288	9.016758	524,124.3907
01/01/2020 to 12/31/2020	9.016758	8.872482	486,524.2018
Brighthouse/Wellington Core Equity Opportunities (Class B)
05/02/2016 to 12/31/2016	21.749126	22.078608	47,712.0703
01/01/2017 to 12/31/2017	22.078608	25.764862	47,118.5066
01/01/2018 to 12/31/2018	25.764862	25.213359	41,783.3888
01/01/2019 to 12/31/2019	25.213359	32.352260	34,852.4344
01/01/2020 to 12/31/2020	32.352260	35.259699	33,524.3964
Brighthouse/Wellington Core Equity Opportunities (Class B) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class B))
01/01/2011 to 12/31/2011	17.548973	16.396759	55,261.9462
01/01/2012 to 12/31/2012	16.396759	17.773798	51,422.9335
01/01/2013 to 12/31/2013	17.773798	23.167563	51,819.0742
01/01/2014 to 12/31/2014	23.167563	25.241683	49,647.7236
01/01/2015 to 12/31/2015	25.241683	24.729244	44,033.7749
01/01/2016 to 04/29/2016	24.729244	24.850964	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class E)
01/01/2011 to 12/31/2011	12.369630	11.641659	987,619.3230
01/01/2012 to 12/31/2012	11.641659	12.885091	857,991.0856
01/01/2013 to 12/31/2013	12.885091	16.898436	754,758.6576
01/01/2014 to 12/31/2014	16.898436	18.330797	664,359.8467
01/01/2015 to 12/31/2015	18.330797	18.411859	591,855.9892
01/01/2016 to 12/31/2016	18.411859	19.376793	529,058.4030
01/01/2017 to 12/31/2017	19.376793	22.632977	483,913.2955
01/01/2018 to 12/31/2018	22.632977	22.171576	442,236.0359
01/01/2019 to 12/31/2019	22.171576	28.476903	380,313.1732
01/01/2020 to 12/31/2020	28.476903	31.066381	341,982.1770
Brighthouse Asset Allocation 20 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.453089	13.682515	13,981.2944
01/01/2015 to 12/31/2015	13.682515	13.359733	49,276.4636
01/01/2016 to 12/31/2016	13.359733	13.715825	71,093.4173
01/01/2017 to 12/31/2017	13.715825	14.405732	68,810.8373
01/01/2018 to 12/31/2018	14.405732	13.777940	55,121.5388
01/01/2019 to 12/31/2019	13.777940	15.120346	74,398.3683
01/01/2020 to 12/31/2020	15.120346	16.263168	157,456.0157
Brighthouse Asset Allocation 40 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.036313	14.390080	5,445,938.2373
01/01/2015 to 12/31/2015	14.390080	13.981661	4,900,397.5355
01/01/2016 to 12/31/2016	13.981661	14.568240	4,449,925.9778
01/01/2017 to 12/31/2017	14.568240	15.831892	3,902,999.5794
01/01/2018 to 12/31/2018	15.831892	14.863638	3,417,381.3833
01/01/2019 to 12/31/2019	14.863638	16.875273	2,973,266.1364
01/01/2020 to 12/31/2020	16.875273	18.402835	2,728,394.2319
174

CONDENSED FINANCIAL INFORMATION (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Defensive Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.792861	11.788574	3,096,012.1286
01/01/2012 to 12/31/2012	11.788574	12.840462	2,862,196.1934
01/01/2013 to 12/31/2013	12.840462	13.756466	2,091,940.1540
01/01/2014 to 04/25/2014	13.756466	13.852173	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Moderate Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.855988	11.631326	4,847,688.4421
01/01/2012 to 12/31/2012	11.631326	12.838561	4,531,143.4256
01/01/2013 to 12/31/2013	12.838561	14.403353	3,999,718.6892
01/01/2014 to 04/25/2014	14.403353	14.448906	0.0000
Brighthouse Asset Allocation 60 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.434587	14.910526	12,394,479.9853
01/01/2015 to 12/31/2015	14.910526	14.458852	11,168,701.9613
01/01/2016 to 12/31/2016	14.458852	15.209943	10,295,072.4353
01/01/2017 to 12/31/2017	15.209943	17.140160	9,194,586.4537
01/01/2018 to 12/31/2018	17.140160	15.801741	8,332,688.9967
01/01/2019 to 12/31/2019	15.801741	18.534365	7,583,365.2827
01/01/2020 to 12/31/2020	18.534365	20.724035	6,840,097.6905
Brighthouse Asset Allocation 60 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Balanced Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.639689	11.237801	15,303,664.1037
01/01/2012 to 12/31/2012	11.237801	12.573811	14,405,559.8417
01/01/2013 to 12/31/2013	12.573811	14.747678	13,359,110.2385
01/01/2014 to 04/25/2014	14.747678	14.749798	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.408551	14.969507	11,007,746.8515
01/01/2015 to 12/31/2015	14.969507	14.453064	10,102,971.7770
01/01/2016 to 12/31/2016	14.453064	15.350843	9,239,131.0969
01/01/2017 to 12/31/2017	15.350843	17.966920	8,330,152.7301
01/01/2018 to 12/31/2018	17.966920	16.213236	7,690,792.0009
01/01/2019 to 12/31/2019	16.213236	19.702479	6,839,751.9931
01/01/2020 to 12/31/2020	19.702479	22.561262	6,237,080.5727
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Growth Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.527582	10.883780	12,854,262.5677
01/01/2012 to 12/31/2012	10.883780	12.368927	11,785,991.4468
01/01/2013 to 12/31/2013	12.368927	15.296509	11,423,391.3074
01/01/2014 to 04/25/2014	15.296509	15.215505	0.0000
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.894387	11.708536	391,632.6187
01/01/2012 to 12/31/2012	11.708536	13.287480	770,040.2188
01/01/2013 to 12/31/2013	13.287480	17.844249	688,823.4226
01/01/2014 to 12/31/2014	17.844249	19.058273	687,221.2642
01/01/2015 to 12/31/2015	19.058273	20.691121	575,660.4057
01/01/2016 to 12/31/2016	20.691121	20.295634	459,128.3347
01/01/2017 to 12/31/2017	20.295634	27.308289	396,442.2104
01/01/2018 to 12/31/2018	27.308289	26.848924	360,305.4159
01/01/2019 to 12/31/2019	26.848924	34.938974	325,779.1518
01/01/2020 to 12/31/2020	34.938974	53.659855	275,195.6392
175

CONDENSED FINANCIAL INFORMATION (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.086054	7.832451	686,579.4063
01/01/2012 to 04/27/2012	7.832451	8.800013	0.0000
Loomis Sayles Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.305612	10.400009	23,857.7688
01/01/2012 to 12/31/2012	10.400009	11.326206	21,264.5951
01/01/2013 to 12/31/2013	11.326206	16.506159	19,732.4225
01/01/2014 to 12/31/2014	16.506159	16.363193	19,033.3494
01/01/2015 to 12/31/2015	16.363193	16.300641	16,938.5942
01/01/2016 to 12/31/2016	16.300641	16.977999	15,438.6363
01/01/2017 to 12/31/2017	16.977999	21.125620	15,541.2273
01/01/2018 to 12/31/2018	21.125620	20.804553	15,501.2714
01/01/2019 to 12/31/2019	20.804553	25.850289	14,637.3660
01/01/2020 to 12/31/2020	25.850289	34.031406	11,601.2377
MetLife Stock Index Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.510447	11.492700	244,933.6841
01/01/2012 to 12/31/2012	11.492700	13.030657	238,255.2995
01/01/2013 to 12/31/2013	13.030657	16.858533	221,661.6539
01/01/2014 to 12/31/2014	16.858533	18.730418	197,774.5182
01/01/2015 to 12/31/2015	18.730418	18.568010	175,086.0369
01/01/2016 to 12/31/2016	18.568010	20.316679	172,426.4139
01/01/2017 to 12/31/2017	20.316679	24.197045	180,015.7744
01/01/2018 to 12/31/2018	24.197045	22.619497	164,056.7418
01/01/2019 to 12/31/2019	22.619497	29.064543	171,600.3394
01/01/2020 to 12/31/2020	29.064543	33.639847	194,015.8759
Neuberger Berman Genesis Sub-Account (Class B) (formerly BlackRock Strategic Value Sub-Account (Class B))
01/01/2011 to 12/31/2011	15.664925	16.233312	3,813.7350
01/01/2012 to 12/31/2012	16.233312	17.497134	4,843.2606
01/01/2013 to 12/31/2013	17.497134	23.747926	123,293.2154
01/01/2014 to 12/31/2014	23.747926	23.254168	116,048.6904
01/01/2015 to 12/31/2015	23.254168	22.926111	105,957.3492
01/01/2016 to 12/31/2016	22.926111	26.659045	99,726.2378
01/01/2017 to 12/31/2017	26.659045	30.240358	92,980.0361
01/01/2018 to 12/31/2018	30.240358	27.623231	85,631.7914
01/01/2019 to 12/31/2019	27.623231	35.108600	78,804.8433
01/01/2020 to 12/31/2020	35.108600	43.018014	71,413.7304
Neuberger Berman Genesis Sub-Account (Class B) (formerly MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	15.024065	13.977994	168,160.1761
01/01/2012 to 12/31/2012	13.977994	14.452926	162,175.7777
01/01/2013 to 04/26/2013	14.452926	15.651038	0.0000
T. Rowe Price Large Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.452354	13.036443	122,075.6401
01/01/2012 to 12/31/2012	13.036443	15.193594	110,026.6603
01/01/2013 to 12/31/2013	15.193594	20.707934	157,219.9614
01/01/2014 to 12/31/2014	20.707934	22.133589	152,526.2287
01/01/2015 to 12/31/2015	22.133589	24.024065	140,568.2927
01/01/2016 to 12/31/2016	24.024065	23.956932	135,689.4469
01/01/2017 to 12/31/2017	23.956932	31.408174	134,462.1864
01/01/2018 to 12/31/2018	31.408174	30.488738	122,494.5389
01/01/2019 to 12/31/2019	30.488738	39.105028	119,451.3006
01/01/2020 to 12/31/2020	39.105028	52.478369	99,409.8510
176

CONDENSED FINANCIAL INFORMATION (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management Strategic Bond Opportunities Sub-Account (Class A) (formerly Met Investors Series Trust - Lord Abbett Bond Debenture Sub-Account (Class A))
01/01/2011 to 12/31/2011	22.635640	23.305744	1,205.0008
01/01/2012 to 12/31/2012	23.305744	25.907494	988.5328
01/01/2013 to 12/31/2013	25.907494	27.523853	1,077.6955
01/01/2014 to 12/31/2014	27.523853	28.417062	1,104.7136
01/01/2015 to 12/31/2015	28.417062	27.386840	1,102.0658
01/01/2016 to 04/29/2016	27.386840	28.194811	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (formerly Met Investors Series Trust - Lord Abbett Bond Debenture Sub-Account (Class B))
01/01/2011 to 12/31/2011	22.542192	23.128254	405,805.4391
01/01/2012 to 12/31/2012	23.128254	25.654361	378,187.8879
01/01/2013 to 12/31/2013	25.654361	27.207186	345,391.5204
01/01/2014 to 12/31/2014	27.207186	28.012247	323,726.4175
01/01/2015 to 12/31/2015	28.012247	26.914264	283,568.6505
01/01/2016 to 04/29/2016	26.914264	27.695839	0.0000
Franklin Templeton Variable Insurance Products Trust
Templeton Foreign VIP Sub-Account (Class 2)
01/01/2011 to 12/31/2011	13.203110	11.588810	69,009.1728
01/01/2012 to 12/31/2012	11.588810	13.456152	69,092.6107
01/01/2013 to 12/31/2013	13.456152	16.252062	61,196.2545
01/01/2014 to 12/31/2014	16.252062	14.185172	60,774.8863
01/01/2015 to 12/31/2015	14.185172	13.027468	61,633.6296
01/01/2016 to 12/31/2016	13.027468	13.713140	55,989.5545
01/01/2017 to 12/31/2017	13.713140	15.717660	52,276.9175
01/01/2018 to 12/31/2018	15.717660	13.052032	51,796.0211
01/01/2019 to 12/31/2019	13.052032	14.425317	48,407.9086
01/01/2020 to 12/31/2020	14.425317	14.003194	49,970.9183
PIMCO Variable Insurance Trust
PIMCO Low Duration Sub-Account (Administrative Class)
01/01/2011 to 12/31/2011	14.386725	14.287350	93,933.7013
01/01/2012 to 12/31/2012	14.287350	14.852260	91,471.6493
01/01/2013 to 12/31/2013	14.852260	14.567572	95,074.3214
01/01/2014 to 12/31/2014	14.567572	14.429504	93,757.5009
01/01/2015 to 12/31/2015	14.429504	14.216560	112,096.7285
01/01/2016 to 12/31/2016	14.216560	14.159143	170,946.3323
01/01/2017 to 12/31/2017	14.159143	14.094639	165,076.0700
01/01/2018 to 12/31/2018	14.094639	13.889335	81,480.4171
01/01/2019 to 12/31/2019	13.889335	14.190741	30,453.3301
01/01/2020 to 12/31/2020	14.190741	14.353731	28,748.3873
177

CONDENSED FINANCIAL INFORMATION (continued)
The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2020. Certain subaccounts are subject to a reduced Mortality and Expense Charge. Please see “FEE TABLES AND EXAMPLES--Separate Account Annual
Expenses” for more information. See “Purchase - Accumulation Units” in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.

Class B
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. International Growth Sub-Account (Series I)
01/01/2011 to 12/31/2011	17.944243	16.502309	20,197.6082
01/01/2012 to 12/31/2012	16.502309	18.799138	17,539.3485
01/01/2013 to 12/31/2013	18.799138	22.062525	10,966.3777
01/01/2014 to 12/31/2014	22.062525	21.827884	10,159.2298
01/01/2015 to 12/31/2015	21.827884	21.020002	9,407.8850
01/01/2016 to 12/31/2016	21.020002	20.634156	8,135.6786
01/01/2017 to 12/31/2017	20.634156	25.028705	7,518.5848
01/01/2018 to 12/31/2018	25.028705	20.982821	7,245.1893
01/01/2019 to 12/31/2019	20.982821	26.603141	6,532.6516
01/01/2020 to 12/31/2020	26.603141	29.903548	5,941.5647
American Funds Insurance Series®
American Funds Global Growth Sub-Account (Class 2)
01/01/2011 to 12/31/2011	27.549595	24.753205	37,263.4254
01/01/2012 to 12/31/2012	24.753205	29.914327	35,085.2840
01/01/2013 to 12/31/2013	29.914327	38.105586	29,987.7879
01/01/2014 to 12/31/2014	38.105586	38.445013	23,180.4141
01/01/2015 to 12/31/2015	38.445013	40.540352	21,209.8108
01/01/2016 to 12/31/2016	40.540352	40.225018	19,612.7787
01/01/2017 to 12/31/2017	40.225018	52.150928	18,893.2169
01/01/2018 to 12/31/2018	52.150928	46.771540	18,489.2261
01/01/2019 to 12/31/2019	46.771540	62.391664	17,259.5151
01/01/2020 to 12/31/2020	62.391664	80.265211	16,364.5207
American Funds Global Small Capitalization Sub-Account (Class 2)
01/01/2011 to 12/31/2011	31.094880	24.792918	8,354.7054
01/01/2012 to 12/31/2012	24.792918	28.890418	8,567.9413
01/01/2013 to 12/31/2013	28.890418	36.545260	7,199.7767
01/01/2014 to 12/31/2014	36.545260	36.802126	7,211.0985
01/01/2015 to 12/31/2015	36.802126	36.386897	7,152.6852
01/01/2016 to 12/31/2016	36.386897	36.633934	6,926.1788
01/01/2017 to 12/31/2017	36.633934	45.480759	6,202.0305
01/01/2018 to 12/31/2018	45.480759	40.114720	5,513.4379
01/01/2019 to 12/31/2019	40.114720	52.024763	5,248.4220
01/01/2020 to 12/31/2020	52.024763	66.547382	4,987.5487
178

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds Growth Sub-Account (Class 2)
01/01/2011 to 12/31/2011	156.984055	148.185068	7,102.3029
01/01/2012 to 12/31/2012	148.185068	172.256160	6,913.7774
01/01/2013 to 12/31/2013	172.256160	220.994344	6,909.3133
01/01/2014 to 12/31/2014	220.994344	236.465020	4,826.0248
01/01/2015 to 12/31/2015	236.465020	249.169117	4,237.3180
01/01/2016 to 12/31/2016	249.169117	269.017172	3,909.5353
01/01/2017 to 12/31/2017	269.017172	340.343757	3,290.7788
01/01/2018 to 12/31/2018	340.343757	334.755871	2,808.5779
01/01/2019 to 12/31/2019	334.755871	431.687330	2,550.3899
01/01/2020 to 12/31/2020	431.687330	647.368391	2,408.9859
Brighthouse Funds Trust I
AB Global Dynamic Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.219284	10.568199	9,872.4945
01/01/2013 to 12/31/2013	10.568199	11.582847	19,659.1276
01/01/2014 to 12/31/2014	11.582847	12.261112	15,462.5411
01/01/2015 to 12/31/2015	12.261112	12.160685	14,536.0810
01/01/2016 to 12/31/2016	12.160685	12.422836	42,967.8487
01/01/2017 to 12/31/2017	12.422836	13.918914	41,055.5058
01/01/2018 to 12/31/2018	13.918914	12.767777	6,957.6181
01/01/2019 to 12/31/2019	12.767777	14.865920	6,167.0482
01/01/2020 to 12/31/2020	14.865920	15.550851	5,599.6779
AQR Global Risk Balanced Sub-Account (Class B)
04/30/2012 to 12/31/2012	11.153421	11.560958	78,687.2378
01/01/2013 to 12/31/2013	11.560958	11.013615	64,229.5813
01/01/2014 to 12/31/2014	11.013615	11.294663	54,908.8288
01/01/2015 to 12/31/2015	11.294663	10.071399	80,579.4510
01/01/2016 to 12/31/2016	10.071399	10.821342	75,737.7857
01/01/2017 to 12/31/2017	10.821342	11.717341	72,262.8204
01/01/2018 to 12/31/2018	11.717341	10.820061	56,686.3276
01/01/2019 to 12/31/2019	10.820061	12.794764	50,533.4883
01/01/2020 to 12/31/2020	12.794764	12.997994	50,517.4860
BlackRock Global Tactical Strategies Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.974236	10.297225	65,814.7992
01/01/2013 to 12/31/2013	10.297225	11.200807	84,971.8824
01/01/2014 to 12/31/2014	11.200807	11.698501	83,056.3491
01/01/2015 to 12/31/2015	11.698501	11.523323	71,338.4715
01/01/2016 to 12/31/2016	11.523323	11.866670	61,802.6802
01/01/2017 to 12/31/2017	11.866670	13.259498	54,722.5300
01/01/2018 to 12/31/2018	13.259498	12.134888	50,010.0629
01/01/2019 to 12/31/2019	12.134888	14.434282	45,716.5286
01/01/2020 to 12/31/2020	14.434282	14.846629	37,465.8668
BlackRock High Yield Sub-Account (Class B)
01/01/2011 to 12/31/2011	20.764713	20.956683	11,424.5807
01/01/2012 to 12/31/2012	20.956683	24.082343	14,688.6481
01/01/2013 to 12/31/2013	24.082343	25.963982	22,954.9073
01/01/2014 to 12/31/2014	25.963982	26.446703	21,964.1523
01/01/2015 to 12/31/2015	26.446703	25.023573	21,442.2809
01/01/2016 to 12/31/2016	25.023573	28.124895	20,586.6809
01/01/2017 to 12/31/2017	28.124895	29.887042	20,662.6156
01/01/2018 to 12/31/2018	29.887042	28.622494	20,316.3325
01/01/2019 to 12/31/2019	28.622494	32.416780	17,679.5661
01/01/2020 to 12/31/2020	32.416780	34.364323	14,732.7170
179

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 100 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.603880	10.781962	2,974,570.0289
01/01/2012 to 12/31/2012	10.781962	12.411214	2,863,186.0500
01/01/2013 to 12/31/2013	12.411214	15.849987	3,012,187.3011
01/01/2014 to 12/31/2014	15.849987	16.424966	2,359,252.8177
01/01/2015 to 12/31/2015	16.424966	15.871355	2,144,347.8966
01/01/2016 to 12/31/2016	15.871355	17.055870	1,850,596.3118
01/01/2017 to 12/31/2017	17.055870	20.676841	1,522,734.4383
01/01/2018 to 12/31/2018	20.676841	18.335729	1,317,291.8992
01/01/2019 to 12/31/2019	18.335729	23.049717	1,130,675.7953
01/01/2020 to 12/31/2020	23.049717	27.026989	1,025,811.9465
Brighthouse Balanced Plus Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.001185	10.465180	29,368.5301
01/01/2013 to 12/31/2013	10.465180	11.801777	195,730.6705
01/01/2014 to 12/31/2014	11.801777	12.760543	214,957.1040
01/01/2015 to 12/31/2015	12.760543	12.068797	190,703.8577
01/01/2016 to 12/31/2016	12.068797	12.896529	192,698.7753
01/01/2017 to 12/31/2017	12.896529	15.049220	175,704.2086
01/01/2018 to 12/31/2018	15.049220	13.746360	153,632.5457
01/01/2019 to 12/31/2019	13.746360	16.749635	148,797.8074
01/01/2020 to 12/31/2020	16.749635	18.584215	131,761.1691
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.573888	10.080204	807,068.1927
01/01/2012 to 12/31/2012	10.080204	11.817517	771,317.6702
01/01/2013 to 12/31/2013	11.817517	11.072761	751,255.9339
01/01/2014 to 12/31/2014	11.072761	10.206795	746,162.6117
01/01/2015 to 12/31/2015	10.206795	8.674616	746,443.0346
01/01/2016 to 12/31/2016	8.674616	9.537906	681,273.6433
01/01/2017 to 12/31/2017	9.537906	12.070122	613,253.4515
01/01/2018 to 12/31/2018	12.070122	10.213584	585,202.2064
01/01/2019 to 12/31/2019	10.213584	12.161390	539,711.6709
01/01/2020 to 12/31/2020	12.161390	15.265537	492,320.7707
Brighthouse/Franklin Low Duration Total Return Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.988083	9.767007	22,478.3298
01/01/2012 to 12/31/2012	9.767007	10.054067	37,926.1028
01/01/2013 to 12/31/2013	10.054067	10.029369	31,351.5397
01/01/2014 to 12/31/2014	10.029369	9.994549	48,996.3299
01/01/2015 to 12/31/2015	9.994549	9.794250	71,969.4221
01/01/2016 to 12/31/2016	9.794250	9.960714	67,259.4787
01/01/2017 to 12/31/2017	9.960714	9.953412	73,328.1346
01/01/2018 to 12/31/2018	9.953412	9.857125	85,431.9938
01/01/2019 to 12/31/2019	9.857125	10.170703	96,321.7291
01/01/2020 to 12/31/2020	10.170703	10.241873	82,686.9113
Brighthouse/Templeton International Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.200953	11.991877	0.0000
01/01/2012 to 12/31/2012	11.991877	13.513736	0.0000
01/01/2013 to 12/31/2013	13.513736	13.464108	0.0000
01/01/2014 to 12/31/2014	13.464108	13.428355	0.0000
01/01/2015 to 12/31/2015	13.428355	12.690835	0.0000
01/01/2016 to 12/31/2016	12.690835	12.623854	0.0000
01/01/2017 to 12/31/2017	12.623854	12.466241	0.0000
01/01/2018 to 12/31/2018	12.466241	12.415328	0.0000
01/01/2019 to 12/31/2019	12.415328	12.385674	0.0000
01/01/2020 to 12/31/2020	12.385674	11.491584	0.0000
180

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Wellington Large Cap Research Sub-Account (Class B)
01/01/2011 to 12/31/2011	9.392538	9.278453	1,076.5609
01/01/2012 to 12/31/2012	9.278453	10.367592	1,582.8394
01/01/2013 to 12/31/2013	10.367592	13.717390	7,828.0789
01/01/2014 to 12/31/2014	13.717390	15.341207	4,873.7284
01/01/2015 to 12/31/2015	15.341207	15.795138	4,869.3354
01/01/2016 to 12/31/2016	15.795138	16.851336	6,132.7770
01/01/2017 to 12/31/2017	16.851336	20.247412	3,156.7270
01/01/2018 to 12/31/2018	20.247412	18.686958	2,236.7780
01/01/2019 to 12/31/2019	18.686958	24.268727	2,410.4750
01/01/2020 to 12/31/2020	24.268727	29.202716	2,075.0683
Clarion Global Real Estate Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.261852	13.278301	627,471.1486
01/01/2012 to 12/31/2012	13.278301	16.495575	566,014.5596
01/01/2013 to 12/31/2013	16.495575	16.842986	516,133.9085
01/01/2014 to 12/31/2014	16.842986	18.812389	476,973.5960
01/01/2015 to 12/31/2015	18.812389	18.290851	430,967.1818
01/01/2016 to 12/31/2016	18.290851	18.194191	390,621.5516
01/01/2017 to 12/31/2017	18.194191	19.869840	362,262.7213
01/01/2018 to 12/31/2018	19.869840	17.898178	331,058.3768
01/01/2019 to 12/31/2019	17.898178	22.028241	287,096.7772
01/01/2020 to 12/31/2020	22.028241	20.631366	294,673.5797
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010713	1.047990	861,995.8827
01/01/2013 to 12/31/2013	1.047990	1.052652	1,479,332.1236
01/01/2014 to 12/31/2014	1.052652	1.095947	1,111,795.1038
01/01/2015 to 12/31/2015	1.095947	1.035267	1,017,535.9507
01/01/2016 to 12/31/2016	1.035267	1.140487	691,093.1675
01/01/2017 to 12/31/2017	1.140487	1.237145	709,925.3745
01/01/2018 to 12/31/2018	1.237145	1.141355	424,861.1205
01/01/2019 to 12/31/2019	1.141355	1.297460	380,492.9350
01/01/2020 to 12/31/2020	1.297460	1.409056	340,039.2412
Invesco Comstock Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.297003	10.003552	372,244.5892
01/01/2012 to 12/31/2012	10.003552	11.682023	331,441.2073
01/01/2013 to 12/31/2013	11.682023	15.596276	312,727.9147
01/01/2014 to 12/31/2014	15.596276	16.811629	289,063.5138
01/01/2015 to 12/31/2015	16.811629	15.588040	270,307.7552
01/01/2016 to 12/31/2016	15.588040	18.030259	253,254.6920
01/01/2017 to 12/31/2017	18.030259	20.984404	226,084.8452
01/01/2018 to 12/31/2018	20.984404	18.176042	208,913.6070
01/01/2019 to 12/31/2019	18.176042	22.396229	194,376.0644
01/01/2020 to 12/31/2020	22.396229	21.972290	181,701.8124
Invesco Global Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.683400	16.875548	28,798.6598
01/01/2012 to 12/31/2012	16.875548	20.163307	25,662.9198
01/01/2013 to 12/31/2013	20.163307	25.273996	53,220.8822
01/01/2014 to 12/31/2014	25.273996	25.456537	47,589.7111
01/01/2015 to 12/31/2015	25.456537	26.090558	41,365.9972
01/01/2016 to 12/31/2016	26.090558	25.787270	38,108.0506
01/01/2017 to 12/31/2017	25.787270	34.771344	33,142.6261
01/01/2018 to 12/31/2018	34.771344	29.778578	30,851.5779
01/01/2019 to 12/31/2019	29.778578	38.634106	27,056.1828
01/01/2020 to 12/31/2020	38.634106	48.603873	23,858.0387
181

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Invesco Global Equity Sub-Account (Class B) (formerly Met/Templeton Growth Sub-Account (Class B) and before that Franklin Templeton Variable Insurance Products Trust - Templeton Growth Securities Sub-Account (Class 2))

01/01/2011 to 04/29/2011	15.719856	17.538619	0.0000
Invesco Global Equity Sub-Account (Class B) (formerly Met/Templeton Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.120547	8.373692	90,429.4051
01/01/2012 to 12/31/2012	8.373692	10.090892	77,112.3056
01/01/2013 to 04/26/2013	10.090892	10.727673	0.0000
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012767	1.050036	46,916.3142
01/01/2013 to 12/31/2013	1.050036	1.149200	123,147.5952
01/01/2014 to 12/31/2014	1.149200	1.212274	147,803.8773
01/01/2015 to 12/31/2015	1.212274	1.206111	420,917.6996
01/01/2016 to 12/31/2016	1.206111	1.223869	586,679.7317
01/01/2017 to 12/31/2017	1.223869	1.407936	582,180.6374
01/01/2018 to 12/31/2018	1.407936	1.288470	345,803.8439
01/01/2019 to 12/31/2019	1.288470	1.485446	343,701.7408
01/01/2020 to 12/31/2020	1.485446	1.643822	335,883.7039
JPMorgan Global Active Allocation Sub-Account (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996850	1.040408	0.0000
01/01/2015 to 12/31/2015	1.040408	1.015852	0.0000
01/01/2016 to 12/31/2016	1.015852	1.021713	0.0000
01/01/2017 to 12/31/2017	1.021713	1.163597	0.0000
01/01/2018 to 04/30/2018	1.163597	1.134746	0.0000
JPMorgan Small Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.698521	12.992729	5,391.8162
01/01/2012 to 12/31/2012	12.992729	14.778850	6,154.1433
01/01/2013 to 12/31/2013	14.778850	19.368355	4,611.5104
01/01/2014 to 12/31/2014	19.368355	19.933964	4,439.2310
01/01/2015 to 12/31/2015	19.933964	18.195678	4,791.8646
01/01/2016 to 12/31/2016	18.195678	23.416604	4,867.1295
01/01/2017 to 12/31/2017	23.416604	23.856820	4,997.8581
01/01/2018 to 12/31/2018	23.856820	20.251643	4,348.2219
01/01/2019 to 12/31/2019	20.251643	23.793565	3,912.1024
01/01/2020 to 12/31/2020	23.793565	24.896342	3,850.4316
Loomis Sayles Growth Sub-Account (Class B)
05/02/2011 to 12/31/2011	8.487126	7.692749	3,247,343.5164
01/01/2012 to 12/31/2012	7.692749	8.989117	2,874,047.2420
01/01/2013 to 12/31/2013	8.989117	12.906402	2,340,718.2792
01/01/2014 to 12/31/2014	12.906402	15.131470	2,154,270.2554
01/01/2015 to 12/31/2015	15.131470	14.318818	1,936,931.5390
01/01/2016 to 12/31/2016	14.318818	14.498235	1,629,901.0051
01/01/2017 to 12/31/2017	14.498235	16.929097	1,378,123.0248
01/01/2018 to 12/31/2018	16.929097	15.514243	1,237,930.5230
01/01/2019 to 12/31/2019	15.514243	18.904298	1,118,185.9153
01/01/2020 to 12/31/2020	18.904298	24.648687	958,325.6677
Loomis Sayles Growth Sub-Account (Class B) (formerly Legg Mason Value Equity Sub-Account (Class B))
01/01/2011 to 04/29/2011	6.677074	7.099800	0.0000
182

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	1.079734	1.129006	35,509.6706
01/01/2014 to 12/31/2014	1.129006	1.216413	76,593.6832
01/01/2015 to 12/31/2015	1.216413	1.184966	563,022.2692
01/01/2016 to 12/31/2016	1.184966	1.219455	599,886.5937
01/01/2017 to 12/31/2017	1.219455	1.389464	453,492.2798
01/01/2018 to 12/31/2018	1.389464	1.271601	179,237.8229
01/01/2019 to 12/31/2019	1.271601	1.526161	173,188.8021
01/01/2020 to 12/31/2020	1.526161	1.603578	205,517.8077
MFS ® Research International Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.548673	12.816060	1,361,315.7117
01/01/2012 to 12/31/2012	12.816060	14.755778	1,230,657.8745
01/01/2013 to 12/31/2013	14.755778	17.355494	1,085,369.2547
01/01/2014 to 12/31/2014	17.355494	15.924843	1,015,645.7276
01/01/2015 to 12/31/2015	15.924843	15.424892	981,709.0798
01/01/2016 to 12/31/2016	15.424892	15.077303	930,377.8329
01/01/2017 to 12/31/2017	15.077303	19.054417	814,690.8818
01/01/2018 to 12/31/2018	19.054417	16.158435	749,769.2770
01/01/2019 to 12/31/2019	16.158435	20.445354	681,165.2225
01/01/2020 to 12/31/2020	20.445354	22.784608	630,218.3620
Morgan Stanley Discovery Sub-Account (Class B) (formerly Morgan Stanley Mid Cap Growth Sub-Account (Class B) and before that Van Kampen Mid Cap Growth Sub-Account (Class B) and before that Lord Abbett Growth Opportunities Sub-Account (Class B))

01/01/2011 to 12/31/2011	13.881861	12.741688	528,116.2523
01/01/2012 to 12/31/2012	12.741688	13.729784	479,524.0023
01/01/2013 to 12/31/2013	13.729784	18.822369	417,637.0411
01/01/2014 to 12/31/2014	18.822369	18.748923	364,092.6956
01/01/2015 to 12/31/2015	18.748923	17.559642	324,120.8057
01/01/2016 to 12/31/2016	17.559642	15.850571	293,983.6890
01/01/2017 to 12/31/2017	15.850571	21.869483	246,238.9230
01/01/2018 to 12/31/2018	21.869483	23.752734	228,963.3008
01/01/2019 to 12/31/2019	23.752734	32.821826	193,976.9667
01/01/2020 to 12/31/2020	32.821826	81.921514	164,522.7051
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999808	1.035588	0.0000
01/01/2015 to 12/31/2015	1.035588	0.965260	0.0000
01/01/2016 to 12/31/2016	0.965260	1.057716	161,665.1238
01/01/2017 to 12/31/2017	1.057716	1.174452	198,064.9082
01/01/2018 to 12/31/2018	1.174452	1.070119	0.0000
01/01/2019 to 12/31/2019	1.070119	1.287334	24,350.4811
01/01/2020 to 12/31/2020	1.287334	1.419787	0.0000
PIMCO Inflation Protected Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.776063	15.098543	122,946.6354
01/01/2012 to 12/31/2012	15.098543	16.247044	120,984.2065
01/01/2013 to 12/31/2013	16.247044	14.535178	98,564.5589
01/01/2014 to 12/31/2014	14.535178	14.747780	85,945.4712
01/01/2015 to 12/31/2015	14.747780	14.090470	84,798.5512
01/01/2016 to 12/31/2016	14.090470	14.587073	78,467.6018
01/01/2017 to 12/31/2017	14.587073	14.883649	75,461.5505
01/01/2018 to 12/31/2018	14.883649	14.322051	67,595.4549
01/01/2019 to 12/31/2019	14.322051	15.290973	61,839.2327
01/01/2020 to 12/31/2020	15.290973	16.818150	50,909.3856
183

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.380770	16.665641	3,158,874.8786
01/01/2012 to 12/31/2012	16.665641	17.956240	2,879,622.0633
01/01/2013 to 12/31/2013	17.956240	17.367454	2,575,386.1671
01/01/2014 to 12/31/2014	17.367454	17.843899	2,352,106.1902
01/01/2015 to 12/31/2015	17.843899	17.596714	2,091,422.7245
01/01/2016 to 12/31/2016	17.596714	17.804916	1,863,730.3217
01/01/2017 to 12/31/2017	17.804916	18.348274	1,697,611.6436
01/01/2018 to 12/31/2018	18.348274	18.050218	1,579,651.5490
01/01/2019 to 12/31/2019	18.050218	19.305413	1,419,691.3602
01/01/2020 to 12/31/2020	19.305413	20.656957	1,335,571.1201
Schroders Global Multi-Asset Sub-Account (Class B) (formerly Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.216095	10.753200	661.2216
01/01/2014 to 12/31/2014	10.753200	11.519972	2,538.2963
01/01/2015 to 12/31/2015	11.519972	11.217665	42,426.9867
01/01/2016 to 12/31/2016	11.217665	11.566774	38,827.1125
01/01/2017 to 12/31/2017	11.566774	13.285217	37,564.0353
01/01/2018 to 04/30/2018	13.285217	12.706213	0.0000
Schroders Global Multi-Asset Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010746	1.068149	116,613.3500
01/01/2013 to 12/31/2013	1.068149	1.159797	125,181.9119
01/01/2014 to 12/31/2014	1.159797	1.232184	119,672.2938
01/01/2015 to 12/31/2015	1.232184	1.204372	69,611.7899
01/01/2016 to 12/31/2016	1.204372	1.254766	62,512.3876
01/01/2017 to 12/31/2017	1.254766	1.414262	44,052.0901
01/01/2018 to 12/31/2018	1.414262	1.263077	394,207.8475
01/01/2019 to 12/31/2019	1.263077	1.513208	378,574.3476
01/01/2020 to 12/31/2020	1.513208	1.523563	386,649.3602
SSGA Growth and Income ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.682751	11.642906	509,016.8278
01/01/2012 to 12/31/2012	11.642906	12.954905	449,789.1324
01/01/2013 to 12/31/2013	12.954905	14.426778	424,001.1963
01/01/2014 to 12/31/2014	14.426778	15.053018	397,288.0803
01/01/2015 to 12/31/2015	15.053018	14.552333	368,305.1133
01/01/2016 to 12/31/2016	14.552333	15.180036	338,056.7881
01/01/2017 to 12/31/2017	15.180036	17.343698	293,723.4984
01/01/2018 to 12/31/2018	17.343698	15.986297	248,943.9913
01/01/2019 to 12/31/2019	15.986297	18.855262	217,782.2946
01/01/2020 to 12/31/2020	18.855262	20.419598	175,625.0715
SSGA Growth ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.260907	10.868245	404,144.2941
01/01/2012 to 12/31/2012	10.868245	12.327324	375,677.3665
01/01/2013 to 12/31/2013	12.327324	14.352831	386,753.4539
01/01/2014 to 12/31/2014	14.352831	14.914593	301,255.3357
01/01/2015 to 12/31/2015	14.914593	14.367352	293,187.3427
01/01/2016 to 12/31/2016	14.367352	15.142268	254,131.3815
01/01/2017 to 12/31/2017	15.142268	17.864493	245,140.5883
01/01/2018 to 12/31/2018	17.864493	16.074000	230,034.9735
01/01/2019 to 12/31/2019	16.074000	19.407935	218,026.4471
01/01/2020 to 12/31/2020	19.407935	21.194507	202,499.6075
184

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
T. Rowe Price Large Cap Value Sub-Account (Class A)
01/01/2011 to 12/31/2011	50.081055	47.525399	290,480.7679
01/01/2012 to 12/31/2012	47.525399	55.423980	249,711.0096
01/01/2013 to 12/31/2013	55.423980	73.285175	210,015.6826
01/01/2014 to 12/31/2014	73.285175	82.069803	180,558.8692
01/01/2015 to 12/31/2015	82.069803	78.248028	164,487.8921
01/01/2016 to 12/31/2016	78.248028	89.663082	142,463.5448
01/01/2017 to 12/31/2017	89.663082	103.689213	120,019.5451
01/01/2018 to 12/31/2018	103.689213	93.086500	108,397.0083
01/01/2019 to 12/31/2019	93.086500	116.406297	97,554.6710
01/01/2020 to 12/31/2020	116.406297	118.396809	94,089.0019
T. Rowe Price Large Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	49.024477	46.405570	1,307,682.1382
01/01/2012 to 12/31/2012	46.405570	53.983597	1,147,503.7026
01/01/2013 to 12/31/2013	53.983597	71.213135	975,167.2712
01/01/2014 to 12/31/2014	71.213135	79.549130	855,158.8242
01/01/2015 to 12/31/2015	79.549130	75.630276	760,709.6912
01/01/2016 to 12/31/2016	75.630276	86.469568	679,304.7708
01/01/2017 to 12/31/2017	86.469568	99.722788	606,227.1108
01/01/2018 to 12/31/2018	99.722788	89.323189	543,937.7115
01/01/2019 to 12/31/2019	89.323189	111.437556	477,667.1382
01/01/2020 to 12/31/2020	111.437556	113.037313	429,283.1898
T. Rowe Price Mid Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.480662	10.164966	936,112.4789
01/01/2012 to 12/31/2012	10.164966	11.394364	867,641.7793
01/01/2013 to 12/31/2013	11.394364	15.345991	784,285.7231
01/01/2014 to 12/31/2014	15.345991	17.065785	696,587.9359
01/01/2015 to 12/31/2015	17.065785	17.951590	615,808.6510
01/01/2016 to 12/31/2016	17.951590	18.802330	631,461.9930
01/01/2017 to 12/31/2017	18.802330	23.129500	602,428.0176
01/01/2018 to 12/31/2018	23.129500	22.306399	538,201.2658
01/01/2019 to 12/31/2019	22.306399	28.830126	482,735.1983
01/01/2020 to 12/31/2020	28.830126	35.227442	431,971.9310
Victory Sycamore Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	25.858287	24.556513	1,324,837.8687
01/01/2012 to 12/31/2012	24.556513	27.772107	1,184,827.2736
01/01/2013 to 12/31/2013	27.772107	35.685485	1,010,159.8372
01/01/2014 to 12/31/2014	35.685485	38.582772	890,433.1187
01/01/2015 to 12/31/2015	38.582772	34.629296	797,379.7505
01/01/2016 to 12/31/2016	34.629296	39.442229	735,351.4305
01/01/2017 to 12/31/2017	39.442229	42.580706	647,794.9737
01/01/2018 to 12/31/2018	42.580706	37.725153	583,040.6975
01/01/2019 to 12/31/2019	37.725153	47.983330	526,692.5037
01/01/2020 to 12/31/2020	47.983330	50.928898	469,583.3547
Western Asset Management Government Income Sub-Account (Class B) (formerly Fidelity Institutional Asset Management® Government Income Sub-Account (Class B))
04/30/2012 to 12/31/2012	10.772567	10.939129	8,532.0028
01/01/2013 to 12/31/2013	10.939129	10.299529	18,707.4898
01/01/2014 to 12/31/2014	10.299529	10.923814	786.2353
01/01/2015 to 12/31/2015	10.923814	10.818275	779.3887
01/01/2016 to 12/31/2016	10.818275	10.808400	5,392.3147
01/01/2017 to 12/31/2017	10.808400	10.935649	5,404.4323
01/01/2018 to 12/31/2018	10.935649	10.775788	9,136.9721
01/01/2019 to 12/31/2019	10.775788	11.422244	56,319.5805
01/01/2020 to 12/31/2020	11.422244	12.127691	79,169.6846
185

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Funds Trust II
Baillie Gifford International Stock Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.749953	11.616925	214,734.2561
01/01/2012 to 12/31/2012	11.616925	13.673094	207,647.2451
01/01/2013 to 12/31/2013	13.673094	15.524057	183,997.9197
01/01/2014 to 12/31/2014	15.524057	14.796430	173,039.0410
01/01/2015 to 12/31/2015	14.796430	14.274091	163,446.2368
01/01/2016 to 12/31/2016	14.274091	14.786568	145,984.5237
01/01/2017 to 12/31/2017	14.786568	19.669068	135,136.9667
01/01/2018 to 12/31/2018	19.669068	16.059924	125,990.4746
01/01/2019 to 12/31/2019	16.059924	20.968755	115,449.2386
01/01/2020 to 12/31/2020	20.968755	26.106200	105,903.2588
BlackRock Bond Income Sub-Account (Class B)
01/01/2011 to 12/31/2011	52.872659	55.426490	57,357.3936
01/01/2012 to 12/31/2012	55.426490	58.631517	60,291.0528
01/01/2013 to 12/31/2013	58.631517	57.233781	46,733.6523
01/01/2014 to 12/31/2014	57.233781	60.281435	41,236.9592
01/01/2015 to 12/31/2015	60.281435	59.645923	39,006.6099
01/01/2016 to 12/31/2016	59.645923	60.502059	56,055.7729
01/01/2017 to 12/31/2017	60.502059	61.959398	43,411.7423
01/01/2018 to 12/31/2018	61.959398	60.717402	34,760.9826
01/01/2019 to 12/31/2019	60.717402	65.593066	33,522.8032
01/01/2020 to 12/31/2020	65.593066	70.070104	31,424.4254
BlackRock Capital Appreciation Sub-Account (Class A)
01/01/2011 to 12/31/2011	13.419616	12.049544	135,978.0988
01/01/2012 to 12/31/2012	12.049544	13.588812	118,749.6096
01/01/2013 to 12/31/2013	13.588812	17.985305	103,372.0092
01/01/2014 to 12/31/2014	17.985305	19.313315	95,418.6070
01/01/2015 to 12/31/2015	19.313315	20.240637	80,651.4873
01/01/2016 to 12/31/2016	20.240637	19.976258	78,389.4955
01/01/2017 to 12/31/2017	19.976258	26.383338	72,579.7333
01/01/2018 to 12/31/2018	26.383338	26.645241	73,637.4322
01/01/2019 to 12/31/2019	26.645241	34.906660	69,488.2511
01/01/2020 to 12/31/2020	34.906660	48.417277	61,906.0829
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.579444	10.432759	800,182.8141
01/01/2012 to 12/31/2012	10.432759	10.286924	543,756.9543
01/01/2013 to 12/31/2013	10.286924	10.143906	454,324.8768
01/01/2014 to 12/31/2014	10.143906	10.002876	336,698.0844
01/01/2015 to 12/31/2015	10.002876	9.863807	359,405.9280
01/01/2016 to 12/31/2016	9.863807	9.737579	284,562.6929
01/01/2017 to 12/31/2017	9.737579	9.663508	193,969.8890
01/01/2018 to 12/31/2018	9.663508	9.676015	216,574.0973
01/01/2019 to 12/31/2019	9.676015	9.720694	238,347.8722
01/01/2020 to 12/31/2020	9.720694	9.603600	236,576.1506
Brighthouse Asset Allocation 20 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.947997	14.224312	32,910.0777
01/01/2015 to 12/31/2015	14.224312	13.944426	38,476.3536
01/01/2016 to 12/31/2016	13.944426	14.373477	93,675.9347
01/01/2017 to 12/31/2017	14.373477	15.156790	95,103.9349
01/01/2018 to 12/31/2018	15.156790	14.554701	111,311.6269
01/01/2019 to 12/31/2019	14.554701	16.036796	92,792.9308
01/01/2020 to 12/31/2020	16.036796	17.318191	190,870.2160
186

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Defensive Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.087115	12.131028	933,875.1336
01/01/2012 to 12/31/2012	12.131028	13.266703	1,165,345.8123
01/01/2013 to 12/31/2013	13.266703	14.270071	926,980.6147
01/01/2014 to 04/25/2014	14.270071	14.387473	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Moderate Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.151831	11.969236	2,310,722.6790
01/01/2012 to 12/31/2012	11.969236	13.264763	2,224,715.5658
01/01/2013 to 12/31/2013	13.264763	14.941129	1,858,370.6036
01/01/2014 to 04/25/2014	14.941129	15.007289	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.552711	14.959931	2,357,224.4496
01/01/2015 to 12/31/2015	14.959931	14.593613	2,100,975.0502
01/01/2016 to 12/31/2016	14.593613	15.266804	1,874,925.0076
01/01/2017 to 12/31/2017	15.266804	16.657341	1,684,737.5861
01/01/2018 to 12/31/2018	16.657341	15.701654	1,523,311.9827
01/01/2019 to 12/31/2019	15.701654	17.898140	1,487,196.4778
01/01/2020 to 12/31/2020	17.898140	19.596716	1,377,124.6301
Brighthouse Asset Allocation 60 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Balanced Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.930159	11.564314	7,265,321.2544
01/01/2012 to 12/31/2012	11.564314	12.991262	6,739,102.5150
01/01/2013 to 12/31/2013	12.991262	15.298349	5,819,812.9422
01/01/2014 to 04/25/2014	15.298349	15.319850	0.0000
Brighthouse Asset Allocation 60 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.965675	15.501026	5,420,296.8907
01/01/2015 to 12/31/2015	15.501026	15.091729	5,010,516.7370
01/01/2016 to 12/31/2016	15.091729	15.939318	4,660,815.8390
01/01/2017 to 12/31/2017	15.939318	18.033855	4,158,555.7643
01/01/2018 to 12/31/2018	18.033855	16.692689	3,802,216.2318
01/01/2019 to 12/31/2019	16.692689	19.657841	3,316,614.2025
01/01/2020 to 12/31/2020	19.657841	22.068556	2,957,461.6174
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Growth Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.815290	11.200053	6,891,088.9527
01/01/2012 to 12/31/2012	11.200053	12.779627	6,165,652.7323
01/01/2013 to 12/31/2013	12.779627	15.867726	5,522,679.8106
01/01/2014 to 04/25/2014	15.867726	15.803613	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly MetLife Growth Strategy Sub-Account (Class B) and before that Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.675478	9.373272	61,226.0577
01/01/2012 to 12/31/2012	9.373272	10.732527	64,869.3635
01/01/2013 to 04/26/2013	10.732527	11.554139	0.0000
187

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 80 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.938744	15.562407	5,314,642.6254
01/01/2015 to 12/31/2015	15.562407	15.085754	4,938,241.9708
01/01/2016 to 12/31/2016	15.085754	16.087043	4,521,235.5140
01/01/2017 to 12/31/2017	16.087043	18.903789	4,118,176.0563
01/01/2018 to 12/31/2018	18.903789	17.127461	3,656,109.6926
01/01/2019 to 12/31/2019	17.127461	20.896856	3,319,301.5374
01/01/2020 to 12/31/2020	20.896856	24.025085	2,989,077.9676
Brighthouse/Dimensional International Small Company Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.243796	14.240851	5,765.4832
01/01/2012 to 12/31/2012	14.240851	16.555969	6,127.4973
01/01/2013 to 12/31/2013	16.555969	20.832100	12,843.2406
01/01/2014 to 12/31/2014	20.832100	19.167239	12,672.8324
01/01/2015 to 12/31/2015	19.167239	19.988522	12,761.5474
01/01/2016 to 12/31/2016	19.988522	20.859055	12,281.4739
01/01/2017 to 12/31/2017	20.859055	26.832794	13,080.3923
01/01/2018 to 12/31/2018	26.832794	21.017290	7,180.5450
01/01/2019 to 12/31/2019	21.017290	25.499041	6,718.6212
01/01/2020 to 12/31/2020	25.499041	27.353944	6,505.9741
Brighthouse/Wellington Core Equity Opportunities (Class A)
05/02/2016 to 12/31/2016	54.491932	55.564400	60,072.3647
01/01/2017 to 12/31/2017	55.564400	65.242655	53,015.1487
01/01/2018 to 12/31/2018	65.242655	64.274218	47,600.4800
01/01/2019 to 12/31/2019	64.274218	82.989198	41,107.4657
01/01/2020 to 12/31/2020	82.989198	91.055085	36,548.1161
Brighthouse/Wellington Core Equity Opportunities (Class A) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class A))
01/01/2011 to 12/31/2011	18.905667	17.795573	230,997.2588
01/01/2012 to 12/31/2012	17.795573	19.405234	204,998.3097
01/01/2013 to 12/31/2013	19.405234	25.464845	173,253.9292
01/01/2014 to 12/31/2014	25.464845	27.912558	145,791.3374
01/01/2015 to 12/31/2015	27.912558	27.541898	130,535.7435
01/01/2016 to 04/29/2016	27.541898	27.722934	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class E)
01/01/2011 to 12/31/2011	12.863512	12.154912	1,693,422.9569
01/01/2012 to 12/31/2012	12.154912	13.507356	1,511,819.7715
01/01/2013 to 12/31/2013	13.507356	17.785459	1,310,388.0076
01/01/2014 to 12/31/2014	17.785459	19.370331	1,131,483.5115
01/01/2015 to 12/31/2015	19.370331	19.533971	944,692.5227
01/01/2016 to 12/31/2016	19.533971	20.640095	845,180.2221
01/01/2017 to 12/31/2017	20.640095	24.204868	763,717.6878
01/01/2018 to 12/31/2018	24.204868	23.807027	671,962.5038
01/01/2019 to 12/31/2019	23.807027	30.699979	576,483.7728
01/01/2020 to 12/31/2020	30.699979	33.626245	522,508.7411
188

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.314380	12.170454	363,797.3759
01/01/2012 to 12/31/2012	12.170454	13.867318	708,976.5909
01/01/2013 to 12/31/2013	13.867318	18.697531	637,358.0732
01/01/2014 to 12/31/2014	18.697531	20.049645	551,761.4615
01/01/2015 to 12/31/2015	20.049645	21.854672	490,183.2583
01/01/2016 to 12/31/2016	21.854672	21.522863	451,465.9437
01/01/2017 to 12/31/2017	21.522863	29.075172	400,599.7321
01/01/2018 to 12/31/2018	29.075172	28.701361	347,903.7511
01/01/2019 to 12/31/2019	28.701361	37.499254	307,764.9224
01/01/2020 to 12/31/2020	37.499254	57.823083	264,171.9853
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.408984	8.177831	702,653.3920
01/01/2012 to 04/27/2012	8.177831	9.200030	0.0000
Loomis Sayles Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.712388	10.853762	172,959.0012
01/01/2012 to 12/31/2012	10.853762	11.867994	152,441.3182
01/01/2013 to 12/31/2013	11.867994	17.364975	133,454.5143
01/01/2014 to 12/31/2014	17.364975	17.283597	111,937.5032
01/01/2015 to 12/31/2015	17.283597	17.286548	96,392.7439
01/01/2016 to 12/31/2016	17.286548	18.077045	88,248.4360
01/01/2017 to 12/31/2017	18.077045	22.583000	78,154.8481
01/01/2018 to 12/31/2018	22.583000	22.329491	75,466.9982
01/01/2019 to 12/31/2019	22.329491	27.856286	67,723.8989
01/01/2020 to 12/31/2020	27.856286	36.819527	64,136.4714
MetLife Aggregate Bond Index Sub-Account (Class G)
04/29/2013 to 12/31/2013	16.820278	16.119922	3,991.2349
01/01/2014 to 12/31/2014	16.119922	16.763690	7,155.2446
01/01/2015 to 12/31/2015	16.763690	16.521318	8,983.0589
01/01/2016 to 12/31/2016	16.521318	16.631549	11,492.8430
01/01/2017 to 12/31/2017	16.631549	16.882739	9,566.3823
01/01/2018 to 12/31/2018	16.882739	16.564993	10,893.7347
01/01/2019 to 12/31/2019	16.564993	17.697485	7,805.6236
01/01/2020 to 12/31/2020	17.697485	18.652953	7,742.9952
MFS ® Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.775706	12.870452	353,499.8014
01/01/2012 to 12/31/2012	12.870452	14.125725	307,095.4676
01/01/2013 to 12/31/2013	14.125725	16.534079	268,241.9579
01/01/2014 to 12/31/2014	16.534079	17.667850	242,540.0388
01/01/2015 to 12/31/2015	17.667850	17.352605	206,343.0367
01/01/2016 to 12/31/2016	17.352605	18.638208	187,721.6412
01/01/2017 to 12/31/2017	18.638208	20.616255	167,251.3065
01/01/2018 to 12/31/2018	20.616255	19.147073	135,907.4332
01/01/2019 to 12/31/2019	19.147073	22.670141	119,819.9577
01/01/2020 to 12/31/2020	22.670141	24.475193	108,645.0292
189

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MFS ® Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.530243	14.420207	28,797.0102
01/01/2012 to 12/31/2012	14.420207	16.539022	29,135.9243
01/01/2013 to 12/31/2013	16.539022	22.080341	76,920.4237
01/01/2014 to 12/31/2014	22.080341	24.073061	70,804.3224
01/01/2015 to 12/31/2015	24.073061	23.651857	58,562.0427
01/01/2016 to 12/31/2016	23.651857	26.610544	54,352.3077
01/01/2017 to 12/31/2017	26.610544	30.855466	46,037.5759
01/01/2018 to 12/31/2018	30.855466	27.308267	39,054.6650
01/01/2019 to 12/31/2019	27.308267	34.965641	36,098.8806
01/01/2020 to 12/31/2020	34.965641	35.739149	34,621.6301
MFS ® Value Sub-Account (Class B) (formerly Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.898507	8.727061	104,082.0641
01/01/2012 to 12/31/2012	8.727061	9.802627	97,105.6402
01/01/2013 to 04/26/2013	9.802627	10.737897	0.0000
Neuberger Berman Genesis Sub-Account (Class B)
04/29/2013 to 12/31/2013	20.072182	25.065607	132,425.7038
01/01/2014 to 12/31/2014	25.065607	24.642861	124,537.8219
01/01/2015 to 12/31/2015	24.642861	24.392597	118,468.9827
01/01/2016 to 12/31/2016	24.392597	28.477956	108,323.4153
01/01/2017 to 12/31/2017	28.477956	32.432692	99,740.5013
01/01/2018 to 12/31/2018	32.432692	29.745326	90,855.4846
01/01/2019 to 12/31/2019	29.745326	37.957239	84,598.6117
01/01/2020 to 12/31/2020	37.957239	46.695249	75,183.2125
Neuberger Berman Genesis Sub-Account (Class B) (formerly MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	15.589341	14.561957	161,598.5269
01/01/2012 to 12/31/2012	14.561957	15.117416	145,340.9191
01/01/2013 to 04/26/2013	15.117416	16.391440	0.0000
T. Rowe Price Large Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.122483	13.740600	911,275.1699
01/01/2012 to 12/31/2012	13.740600	16.078756	843,220.3481
01/01/2013 to 12/31/2013	16.078756	22.002126	748,591.7357
01/01/2014 to 12/31/2014	22.002126	23.611139	650,352.6526
01/01/2015 to 12/31/2015	23.611139	25.730527	552,662.1083
01/01/2016 to 12/31/2016	25.730527	25.761459	519,281.6048
01/01/2017 to 12/31/2017	25.761459	33.908801	462,682.2892
01/01/2018 to 12/31/2018	33.908801	33.048893	400,656.1840
01/01/2019 to 12/31/2019	33.048893	42.558559	352,585.9077
01/01/2020 to 12/31/2020	42.558559	57.342311	314,480.8786
T. Rowe Price Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.132218	18.139410	152,937.8073
01/01/2012 to 12/31/2012	18.139410	20.731411	151,077.4732
01/01/2013 to 12/31/2013	20.731411	29.473380	132,492.8432
01/01/2014 to 12/31/2014	29.473380	30.995321	114,573.6278
01/01/2015 to 12/31/2015	30.995321	31.317447	108,803.4921
01/01/2016 to 12/31/2016	31.317447	34.428133	137,282.9340
01/01/2017 to 12/31/2017	34.428133	41.601523	144,729.7568
01/01/2018 to 12/31/2018	41.601523	38.238220	133,347.0439
01/01/2019 to 12/31/2019	38.238220	50.088361	118,492.2381
01/01/2020 to 12/31/2020	50.088361	61.265828	107,538.0728
190

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
VanEck Global Natural Resources Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.813900	15.459213	0.0000
01/01/2012 to 12/31/2012	15.459213	15.636178	0.0000
01/01/2013 to 12/31/2013	15.636178	17.077069	0.0000
01/01/2014 to 12/31/2014	17.077069	13.669772	0.0000
01/01/2015 to 12/31/2015	13.669772	9.063939	0.0000
01/01/2016 to 12/31/2016	9.063939	12.847424	0.0000
01/01/2017 to 12/31/2017	12.847424	12.575426	0.0000
01/01/2018 to 12/31/2018	12.575426	8.821939	0.0000
01/01/2019 to 12/31/2019	8.821939	9.773657	0.0000
01/01/2020 to 12/31/2020	9.773657	11.678465	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class A)
05/02/2016 to 12/31/2016	31.570627	32.777715	13,757.2394
01/01/2017 to 12/31/2017	32.777715	34.982488	11,388.4117
01/01/2018 to 12/31/2018	34.982488	33.183621	10,412.4973
01/01/2019 to 12/31/2019	33.183621	37.462860	9,178.4957
01/01/2020 to 12/31/2020	37.462860	39.495287	6,941.5540
Western Asset Management Strategic Bond Opportunities Sub-Account (Class A) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class A))
01/01/2011 to 12/31/2011	25.817038	26.382895	13,872.2609
01/01/2012 to 12/31/2012	26.382895	29.038399	15,902.5844
01/01/2013 to 12/31/2013	29.038399	29.077016	12,571.5891
01/01/2014 to 12/31/2014	29.077016	29.987037	12,388.8397
01/01/2015 to 12/31/2015	29.987037	29.187014	12,227.6631
01/01/2016 to 04/29/2016	29.187014	29.937553	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
05/02/2016 to 12/31/2016	29.991488	31.107723	721,832.7539
01/01/2017 to 12/31/2017	31.107723	33.109820	636,624.6988
01/01/2018 to 12/31/2018	33.109820	31.333241	586,866.1004
01/01/2019 to 12/31/2019	31.333241	35.295691	512,904.1772
01/01/2020 to 12/31/2020	35.295691	37.105310	470,529.0110
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (formerly Met Investors Series Trust - Lord Abbett Bond Debenture Sub-Account (Class B))
01/01/2011 to 12/31/2011	23.441889	24.147479	1,220,739.4138
01/01/2012 to 12/31/2012	24.147479	26.892804	1,094,792.7197
01/01/2013 to 12/31/2013	26.892804	28.634885	955,330.1494
01/01/2014 to 12/31/2014	28.634885	29.600344	851,587.4555
01/01/2015 to 12/31/2015	29.600344	28.554137	764,570.0995
01/01/2016 to 04/29/2016	28.554137	29.421994	0.0000
Franklin Templeton Variable Insurance Products Trust
Templeton Foreign VIP Sub-Account (Class 2)
01/01/2011 to 12/31/2011	13.728420	12.098150	691,218.7736
01/01/2012 to 12/31/2012	12.098150	14.104148	658,394.0752
01/01/2013 to 12/31/2013	14.104148	17.102922	579,564.1519
01/01/2014 to 12/31/2014	17.102922	14.987713	546,717.9939
01/01/2015 to 12/31/2015	14.987713	13.819733	508,025.4503
01/01/2016 to 12/31/2016	13.819733	14.605411	476,415.9324
01/01/2017 to 12/31/2017	14.605411	16.807233	437,645.6018
01/01/2018 to 12/31/2018	16.807233	14.013125	411,462.3123
01/01/2019 to 12/31/2019	14.013125	15.549599	394,128.3432
01/01/2020 to 12/31/2020	15.549599	15.155267	382,251.1434
191

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Putnam Variable Trust
Putnam VT Equity Income Sub-Account (Class IB)
01/01/2011 to 12/31/2011	15.602673	15.681839	53,149.4556
01/01/2012 to 12/31/2012	15.681839	18.447751	44,166.9111
01/01/2013 to 12/31/2013	18.447751	24.088215	32,285.3015
01/01/2014 to 12/31/2014	24.088215	26.760624	28,795.7932
01/01/2015 to 12/31/2015	26.760624	25.585629	25,055.1293
01/01/2016 to 12/31/2016	25.585629	28.672290	22,476.1571
01/01/2017 to 12/31/2017	28.672290	33.582800	19,247.4309
01/01/2018 to 12/31/2018	33.582800	30.302405	16,993.4045
01/01/2019 to 12/31/2019	30.302405	38.966398	15,515.6440
01/01/2020 to 12/31/2020	38.966398	40.652645	12,786.1293
192

CONDENSED FINANCIAL INFORMATION (continued)
CLASS B
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds Insurance Series®
American Funds Global Growth Sub-Account (Class 2)
01/01/2011 to 12/31/2011	27.175296	24.392523	76,681.7296
01/01/2012 to 12/31/2012	24.392523	29.448836	72,803.3023
01/01/2013 to 12/31/2013	29.448836	37.475161	64,058.6101
01/01/2014 to 12/31/2014	37.475161	37.771172	60,564.2115
01/01/2015 to 12/31/2015	37.771172	39.789968	54,386.7835
01/01/2016 to 12/31/2016	39.789968	39.441013	49,849.1557
01/01/2017 to 12/31/2017	39.441013	51.083561	41,651.4671
01/01/2018 to 12/31/2018	51.083561	45.768185	38,276.5849
01/01/2019 to 12/31/2019	45.768185	60.992222	33,101.2631
01/01/2020 to 12/31/2020	60.992222	78.386254	29,108.1033
American Funds Global Small Capitalization Sub-Account (Class 2)
01/01/2011 to 12/31/2011	30.703040	24.456039	31,041.7147
01/01/2012 to 12/31/2012	24.456039	28.469236	30,073.9907
01/01/2013 to 12/31/2013	28.469236	35.976513	25,411.0037
01/01/2014 to 12/31/2014	35.976513	36.193153	25,410.8494
01/01/2015 to 12/31/2015	36.193153	35.749000	23,682.6164
01/01/2016 to 12/31/2016	35.749000	35.955730	21,201.5470
01/01/2017 to 12/31/2017	35.955730	44.594315	17,349.8191
01/01/2018 to 12/31/2018	44.594315	39.293286	15,799.8128
01/01/2019 to 12/31/2019	39.293286	50.908524	13,820.2595
01/01/2020 to 12/31/2020	50.908524	65.054298	12,396.9187
American Funds Growth Sub-Account (Class 2)
01/01/2011 to 12/31/2011	152.815227	144.105982	12,893.7884
01/01/2012 to 12/31/2012	144.105982	167.346219	12,305.9186
01/01/2013 to 12/31/2013	167.346219	214.480710	10,963.9128
01/01/2014 to 12/31/2014	214.480710	229.265986	9,948.3311
01/01/2015 to 12/31/2015	229.265986	241.341812	8,639.6949
01/01/2016 to 12/31/2016	241.341812	260.305987	7,747.8491
01/01/2017 to 12/31/2017	260.305987	328.994921	6,718.1437
01/01/2018 to 12/31/2018	328.994921	323.267983	5,840.0329
01/01/2019 to 12/31/2019	323.267983	416.456451	5,178.1386
01/01/2020 to 12/31/2020	416.456451	623.902717	4,084.1772
Brighthouse Funds Trust I
AB Global Dynamic Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.208984	10.550465	11,814.9398
01/01/2013 to 12/31/2013	10.550465	11.551854	21,045.4866
01/01/2014 to 12/31/2014	11.551854	12.216082	20,935.3392
01/01/2015 to 12/31/2015	12.216082	12.103911	20,177.9622
01/01/2016 to 12/31/2016	12.103911	12.352480	19,681.9649
01/01/2017 to 12/31/2017	12.352480	13.826296	17,989.9569
01/01/2018 to 12/31/2018	13.826296	12.670064	17,980.0249
01/01/2019 to 12/31/2019	12.670064	14.737407	17,177.4996
01/01/2020 to 12/31/2020	14.737407	15.400964	14,171.9963
193

CONDENSED FINANCIAL INFORMATION (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AQR Global Risk Balanced Sub-Account (Class B)
04/30/2012 to 12/31/2012	11.141882	11.541250	45,180.7926
01/01/2013 to 12/31/2013	11.541250	10.983847	89,069.8353
01/01/2014 to 12/31/2014	10.983847	11.252874	75,754.9418
01/01/2015 to 12/31/2015	11.252874	10.024096	59,009.5917
01/01/2016 to 12/31/2016	10.024096	10.759754	54,378.0191
01/01/2017 to 12/31/2017	10.759754	11.639043	52,608.2231
01/01/2018 to 12/31/2018	11.639043	10.736950	50,763.9802
01/01/2019 to 12/31/2019	10.736950	12.683798	47,285.6830
01/01/2020 to 12/31/2020	12.683798	12.872350	44,313.0848
BlackRock Global Tactical Strategies Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.964181	10.279944	50,605.5430
01/01/2013 to 12/31/2013	10.279944	11.170834	63,211.6812
01/01/2014 to 12/31/2014	11.170834	11.655534	56,218.5443
01/01/2015 to 12/31/2015	11.655534	11.469519	45,595.5185
01/01/2016 to 12/31/2016	11.469519	11.799458	41,762.7647
01/01/2017 to 12/31/2017	11.799458	13.171261	34,957.7297
01/01/2018 to 12/31/2018	13.171261	12.042013	34,890.8906
01/01/2019 to 12/31/2019	12.042013	14.309493	30,674.6515
01/01/2020 to 12/31/2020	14.309493	14.703524	21,276.6495
BlackRock High Yield Sub-Account (Class B)
01/01/2011 to 12/31/2011	20.468988	20.637627	11,490.2482
01/01/2012 to 12/31/2012	20.637627	23.691878	19,598.0270
01/01/2013 to 12/31/2013	23.691878	25.517482	23,295.0321
01/01/2014 to 12/31/2014	25.517482	25.965923	26,955.7318
01/01/2015 to 12/31/2015	25.965923	24.544095	25,097.4914
01/01/2016 to 12/31/2016	24.544095	27.558429	23,661.5831
01/01/2017 to 12/31/2017	27.558429	29.255899	24,631.7230
01/01/2018 to 12/31/2018	29.255899	27.989892	22,215.9614
01/01/2019 to 12/31/2019	27.989892	31.668644	17,458.9547
01/01/2020 to 12/31/2020	31.668644	33.537592	14,823.0792
Brighthouse Asset Allocation 100 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.532589	10.705026	1,182,424.8869
01/01/2012 to 12/31/2012	10.705026	12.310273	1,093,355.7864
01/01/2013 to 12/31/2013	12.310273	15.705375	1,029,994.3424
01/01/2014 to 12/31/2014	15.705375	16.258835	883,453.2928
01/01/2015 to 12/31/2015	16.258835	15.695113	796,132.5029
01/01/2016 to 12/31/2016	15.695113	16.849617	662,612.3841
01/01/2017 to 12/31/2017	16.849617	20.406454	557,624.1266
01/01/2018 to 12/31/2018	20.406454	18.077752	499,391.6918
01/01/2019 to 12/31/2019	18.077752	22.702706	433,088.7533
01/01/2020 to 12/31/2020	22.702706	26.593424	402,106.2402
Brighthouse Balanced Plus Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.991105	10.447619	21,031.4366
01/01/2013 to 12/31/2013	10.447619	11.770200	43,725.9168
01/01/2014 to 12/31/2014	11.770200	12.713680	59,908.1512
01/01/2015 to 12/31/2015	12.713680	12.012451	44,353.1958
01/01/2016 to 12/31/2016	12.012451	12.823491	52,193.9580
01/01/2017 to 12/31/2017	12.823491	14.949084	56,716.3019
01/01/2018 to 12/31/2018	14.949084	13.641161	54,028.4115
01/01/2019 to 12/31/2019	13.641161	16.604842	50,801.7739
01/01/2020 to 12/31/2020	16.604842	18.405105	50,934.9470
194

CONDENSED FINANCIAL INFORMATION (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.515157	10.023099	225,310.3343
01/01/2012 to 12/31/2012	10.023099	11.738767	208,233.1479
01/01/2013 to 12/31/2013	11.738767	10.987975	210,616.6069
01/01/2014 to 12/31/2014	10.987975	10.118507	191,073.6889
01/01/2015 to 12/31/2015	10.118507	8.590973	187,193.8129
01/01/2016 to 12/31/2016	8.590973	9.436499	164,849.4760
01/01/2017 to 12/31/2017	9.436499	11.929904	150,001.6801
01/01/2018 to 12/31/2018	11.929904	10.084773	148,494.8315
01/01/2019 to 12/31/2019	10.084773	11.996011	114,691.7290
01/01/2020 to 12/31/2020	11.996011	15.042847	108,507.1217
Brighthouse/Franklin Low Duration Total Return Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.987946	9.760397	2,042.1156
01/01/2012 to 12/31/2012	9.760397	10.037167	8,688.0927
01/01/2013 to 12/31/2013	10.037167	10.002501	48,788.0930
01/01/2014 to 12/31/2014	10.002501	9.957810	49,947.8144
01/01/2015 to 12/31/2015	9.957810	9.748493	49,516.3588
01/01/2016 to 12/31/2016	9.748493	9.904269	50,385.5351
01/01/2017 to 12/31/2017	9.904269	9.887143	45,413.1040
01/01/2018 to 12/31/2018	9.887143	9.781655	37,908.4236
01/01/2019 to 12/31/2019	9.781655	10.082745	42,810.7633
01/01/2020 to 12/31/2020	10.082745	10.143122	36,116.9278
Brighthouse/Templeton International Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.180591	11.959925	2,591.8252
01/01/2012 to 12/31/2012	11.959925	13.464188	2,706.9911
01/01/2013 to 12/31/2013	13.464188	13.401332	3,447.8178
01/01/2014 to 12/31/2014	13.401332	13.352382	3,477.2677
01/01/2015 to 12/31/2015	13.352382	12.606413	3,914.4980
01/01/2016 to 12/31/2016	12.606413	12.527342	3,313.0956
01/01/2017 to 12/31/2017	12.527342	12.358601	2,546.3951
01/01/2018 to 12/31/2018	12.358601	12.295751	2,390.1712
01/01/2019 to 12/31/2019	12.295751	12.254120	2,536.2623
01/01/2020 to 12/31/2020	12.254120	11.358125	2,738.1541
Brighthouse/Wellington Large Cap Research Sub-Account (Class B)
01/01/2011 to 12/31/2011	9.273180	9.151405	12,188.8026
01/01/2012 to 12/31/2012	9.151405	10.215357	14,708.7523
01/01/2013 to 12/31/2013	10.215357	13.502469	14,657.5540
01/01/2014 to 12/31/2014	13.502469	15.085751	13,868.9990
01/01/2015 to 12/31/2015	15.085751	15.516597	12,337.0207
01/01/2016 to 12/31/2016	15.516597	16.537625	10,943.9438
01/01/2017 to 12/31/2017	16.537625	19.850685	9,101.7231
01/01/2018 to 12/31/2018	19.850685	18.302379	7,778.7043
01/01/2019 to 12/31/2019	18.302379	23.745521	7,842.8642
01/01/2020 to 12/31/2020	23.745521	28.544508	7,648.4355
Clarion Global Real Estate Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.166987	13.176814	96,052.4963
01/01/2012 to 12/31/2012	13.176814	16.353057	86,701.1532
01/01/2013 to 12/31/2013	16.353057	16.680772	80,628.9746
01/01/2014 to 12/31/2014	16.680772	18.612590	67,232.9778
01/01/2015 to 12/31/2015	18.612590	18.078496	63,740.9763
01/01/2016 to 12/31/2016	18.078496	17.964995	57,873.0808
01/01/2017 to 12/31/2017	17.964995	19.599985	48,830.5676
01/01/2018 to 12/31/2018	19.599985	17.637343	41,575.3604
01/01/2019 to 12/31/2019	17.637343	21.685526	36,785.4101
01/01/2020 to 12/31/2020	21.685526	20.290007	38,628.3759
195

CONDENSED FINANCIAL INFORMATION (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010696	1.047269	603,296.2985
01/01/2013 to 12/31/2013	1.047269	1.050877	728,093.1792
01/01/2014 to 12/31/2014	1.050877	1.093005	622,223.7717
01/01/2015 to 12/31/2015	1.093005	1.031456	571,483.8661
01/01/2016 to 12/31/2016	1.031456	1.135152	365,838.5885
01/01/2017 to 12/31/2017	1.135152	1.230132	627,664.0691
01/01/2018 to 12/31/2018	1.230132	1.133743	405,777.2753
01/01/2019 to 12/31/2019	1.133743	1.287519	367,062.9253
01/01/2020 to 12/31/2020	1.287519	1.396860	333,274.6436
Invesco Comstock Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.242106	9.942277	359,857.3498
01/01/2012 to 12/31/2012	9.942277	11.607402	323,285.6258
01/01/2013 to 12/31/2013	11.607402	15.481667	300,962.2261
01/01/2014 to 12/31/2014	15.481667	16.671405	267,627.6763
01/01/2015 to 12/31/2015	16.671405	15.442562	236,464.8870
01/01/2016 to 12/31/2016	15.442562	17.844135	221,969.5064
01/01/2017 to 12/31/2017	17.844135	20.747096	192,063.8889
01/01/2018 to 12/31/2018	20.747096	17.952416	177,483.4997
01/01/2019 to 12/31/2019	17.952416	22.098580	167,913.5623
01/01/2020 to 12/31/2020	22.098580	21.658531	173,772.4014
Invesco Global Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.426604	16.626982	25,584.7608
01/01/2012 to 12/31/2012	16.626982	19.846361	24,930.8316
01/01/2013 to 12/31/2013	19.846361	24.851865	36,836.1273
01/01/2014 to 12/31/2014	24.851865	25.006332	33,669.3261
01/01/2015 to 12/31/2015	25.006332	25.603522	29,436.2611
01/01/2016 to 12/31/2016	25.603522	25.280600	28,414.7788
01/01/2017 to 12/31/2017	25.280600	34.054209	26,165.5266
01/01/2018 to 12/31/2018	34.054209	29.135067	24,282.8910
01/01/2019 to 12/31/2019	29.135067	37.761454	22,942.7945
01/01/2020 to 12/31/2020	37.761454	47.458424	20,206.8724
Invesco Global Equity Sub-Account (Class B) (formerly Met/Templeton Growth Sub-Account (Class B) and before that Franklin Templeton Variable Insurance Products Trust - Templeton Growth Securities Sub-Account (Class 2))

01/01/2011 to 04/29/2011	14.622522	16.309009	0.0000
Invesco Global Equity Sub-Account (Class B) (formerly Met/Templeton Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.096055	8.342866	38,087.7024
01/01/2012 to 12/31/2012	8.342866	10.043648	33,956.7163
01/01/2013 to 04/26/2013	10.043648	10.674053	0.0000
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012751	1.049314	184,118.6385
01/01/2013 to 12/31/2013	1.049314	1.147262	224,972.5677
01/01/2014 to 12/31/2014	1.147262	1.209021	236,695.8497
01/01/2015 to 12/31/2015	1.209021	1.201671	243,625.8957
01/01/2016 to 12/31/2016	1.201671	1.218145	233,553.5371
01/01/2017 to 12/31/2017	1.218145	1.399956	154,676.7917
01/01/2018 to 12/31/2018	1.399956	1.279878	148,472.4051
01/01/2019 to 12/31/2019	1.279878	1.474066	141,802.5790
01/01/2020 to 12/31/2020	1.474066	1.629594	136,020.6046
196

CONDENSED FINANCIAL INFORMATION (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
JPMorgan Global Active Allocation Sub-Account (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996837	1.039690	0.0000
01/01/2015 to 12/31/2015	1.039690	1.014136	0.0000
01/01/2016 to 12/31/2016	1.014136	1.018967	0.0000
01/01/2017 to 12/31/2017	1.018967	1.159314	0.0000
01/01/2018 to 04/30/2018	1.159314	1.130200	0.0000
JPMorgan Small Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.615417	12.906372	8,075.8486
01/01/2012 to 12/31/2012	12.906372	14.665874	7,708.8041
01/01/2013 to 12/31/2013	14.665874	19.201098	7,080.4952
01/01/2014 to 12/31/2014	19.201098	19.742067	7,010.7180
01/01/2015 to 12/31/2015	19.742067	18.002492	5,892.8528
01/01/2016 to 12/31/2016	18.002492	23.144843	5,217.3185
01/01/2017 to 12/31/2017	23.144843	23.556445	4,765.3604
01/01/2018 to 12/31/2018	23.556445	19.976541	4,824.6276
01/01/2019 to 12/31/2019	19.976541	23.446890	4,875.5440
01/01/2020 to 12/31/2020	23.446890	24.509011	5,089.4499
Loomis Sayles Growth Sub-Account (Class B)
05/02/2011 to 12/31/2011	8.419433	7.626325	173,273.1284
01/01/2012 to 12/31/2012	7.626325	8.902546	154,995.8472
01/01/2013 to 12/31/2013	8.902546	12.769341	146,270.3948
01/01/2014 to 12/31/2014	12.769341	14.955819	220,301.2145
01/01/2015 to 12/31/2015	14.955819	14.138445	192,301.1232
01/01/2016 to 12/31/2016	14.138445	14.301289	119,535.2120
01/01/2017 to 12/31/2017	14.301289	16.682495	112,049.9949
01/01/2018 to 12/31/2018	16.682495	15.272873	82,308.8572
01/01/2019 to 12/31/2019	15.272873	18.591584	78,334.9864
01/01/2020 to 12/31/2020	18.591584	24.216673	71,931.7453
Loomis Sayles Growth Sub-Account (Class B) (formerly Legg Mason Value Equity Sub-Account (Class B))
01/01/2011 to 04/29/2011	6.642605	7.060846	0.0000
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	1.079208	1.127695	25,245.8092
01/01/2014 to 12/31/2014	1.127695	1.213787	35,437.2170
01/01/2015 to 12/31/2015	1.213787	1.181225	98,902.3006
01/01/2016 to 12/31/2016	1.181225	1.214390	48,726.1634
01/01/2017 to 12/31/2017	1.214390	1.382315	100,577.4105
01/01/2018 to 12/31/2018	1.382315	1.263787	148,009.7601
01/01/2019 to 12/31/2019	1.263787	1.515266	127,955.8051
01/01/2020 to 12/31/2020	1.515266	1.590535	141,825.8320
MFS ® Research International Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.396532	12.663042	268,894.1347
01/01/2012 to 12/31/2012	12.663042	14.557637	244,703.1141
01/01/2013 to 12/31/2013	14.557637	17.102618	217,722.1802
01/01/2014 to 12/31/2014	17.102618	15.677116	193,591.8352
01/01/2015 to 12/31/2015	15.677116	15.169757	181,386.0661
01/01/2016 to 12/31/2016	15.169757	14.813093	170,670.0970
01/01/2017 to 12/31/2017	14.813093	18.701869	150,801.4876
01/01/2018 to 12/31/2018	18.701869	15.843512	145,870.2214
01/01/2019 to 12/31/2019	15.843512	20.026848	128,505.4183
01/01/2020 to 12/31/2020	20.026848	22.295847	119,262.3906
197

CONDENSED FINANCIAL INFORMATION (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Morgan Stanley Discovery Sub-Account (Class B) (formerly Morgan Stanley Mid Cap Growth Sub-Account (Class B) and before that Van Kampen Mid Cap Growth Sub-Account (Class B) and before that Lord Abbett Growth Opportunities Sub-Account (Class B))

01/01/2011 to 12/31/2011	13.746673	12.605011	86,893.1584
01/01/2012 to 12/31/2012	12.605011	13.568856	78,610.2070
01/01/2013 to 12/31/2013	13.568856	18.583175	63,548.3696
01/01/2014 to 12/31/2014	18.583175	18.492153	56,212.4415
01/01/2015 to 12/31/2015	18.492153	17.301835	48,873.9979
01/01/2016 to 12/31/2016	17.301835	15.602241	43,120.8788
01/01/2017 to 12/31/2017	15.602241	21.505421	37,573.2665
01/01/2018 to 12/31/2018	21.505421	23.333826	33,207.1158
01/01/2019 to 12/31/2019	23.333826	32.210753	29,336.8840
01/01/2020 to 12/31/2020	32.210753	80.315942	24,712.6867
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999795	1.034873	0.0000
01/01/2015 to 12/31/2015	1.034873	0.963629	0.0000
01/01/2016 to 12/31/2016	0.963629	1.054874	354.9812
01/01/2017 to 12/31/2017	1.054874	1.170129	1,378.2258
01/01/2018 to 12/31/2018	1.170129	1.065107	1,359.8548
01/01/2019 to 12/31/2019	1.065107	1.280025	1,341.0300
01/01/2020 to 12/31/2020	1.280025	1.410312	1,319.9076
PIMCO Inflation Protected Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.670777	14.968220	191,616.4487
01/01/2012 to 12/31/2012	14.968220	16.090627	185,076.7744
01/01/2013 to 12/31/2013	16.090627	14.380845	185,475.4602
01/01/2014 to 12/31/2014	14.380845	14.576603	157,584.3506
01/01/2015 to 12/31/2015	14.576603	13.912994	146,241.1071
01/01/2016 to 12/31/2016	13.912994	14.388946	136,426.3080
01/01/2017 to 12/31/2017	14.388946	14.666859	140,040.6295
01/01/2018 to 12/31/2018	14.666859	14.099254	118,803.5181
01/01/2019 to 12/31/2019	14.099254	15.038058	111,206.5393
01/01/2020 to 12/31/2020	15.038058	16.523405	97,387.3199
PIMCO Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.255590	16.521798	1,050,837.2854
01/01/2012 to 12/31/2012	16.521798	17.783373	985,274.0488
01/01/2013 to 12/31/2013	17.783373	17.183060	922,767.7111
01/01/2014 to 12/31/2014	17.183060	17.636801	802,358.6414
01/01/2015 to 12/31/2015	17.636801	17.375096	720,478.1829
01/01/2016 to 12/31/2016	17.375096	17.563105	639,476.3888
01/01/2017 to 12/31/2017	17.563105	18.081043	595,622.1344
01/01/2018 to 12/31/2018	18.081043	17.769450	522,136.2039
01/01/2019 to 12/31/2019	17.769450	18.986127	483,732.3124
01/01/2020 to 12/31/2020	18.986127	20.294962	465,104.4189
Schroders Global Multi-Asset Sub-Account (Class B) (formerly Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.215816	10.745663	820.7364
01/01/2014 to 12/31/2014	10.745663	11.500391	815.2693
01/01/2015 to 12/31/2015	11.500391	11.187401	1,526.5079
01/01/2016 to 12/31/2016	11.187401	11.524039	1,514.9917
01/01/2017 to 12/31/2017	11.524039	13.222947	5,518.5933
01/01/2018 to 04/30/2018	13.222947	12.642531	0.0000
198

CONDENSED FINANCIAL INFORMATION (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Schroders Global Multi-Asset Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010729	1.067415	105,220.1731
01/01/2013 to 12/31/2013	1.067415	1.157842	145,342.8286
01/01/2014 to 12/31/2014	1.157842	1.228877	102,186.4976
01/01/2015 to 12/31/2015	1.228877	1.199939	48,613.0255
01/01/2016 to 12/31/2016	1.199939	1.248899	59,418.8069
01/01/2017 to 12/31/2017	1.248899	1.406245	57,947.8184
01/01/2018 to 12/31/2018	1.406245	1.254655	72,337.1221
01/01/2019 to 12/31/2019	1.254655	1.501616	75,412.0369
01/01/2020 to 12/31/2020	1.501616	1.510376	62,269.6922
SSGA Growth and Income ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.621510	11.570323	1,033,528.6087
01/01/2012 to 12/31/2012	11.570323	12.861209	983,351.2189
01/01/2013 to 12/31/2013	12.861209	14.308123	954,998.6951
01/01/2014 to 12/31/2014	14.308123	14.914289	853,357.8596
01/01/2015 to 12/31/2015	14.914289	14.403802	755,938.6691
01/01/2016 to 12/31/2016	14.403802	15.010083	652,219.0048
01/01/2017 to 12/31/2017	15.010083	17.132435	553,777.5416
01/01/2018 to 12/31/2018	17.132435	15.775687	455,093.1309
01/01/2019 to 12/31/2019	15.775687	18.588261	417,152.1483
01/01/2020 to 12/31/2020	18.588261	20.110268	364,072.3984
SSGA Growth ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.201872	10.800482	363,056.2511
01/01/2012 to 12/31/2012	10.800482	12.238157	350,212.5478
01/01/2013 to 12/31/2013	12.238157	14.234775	388,287.4615
01/01/2014 to 12/31/2014	14.234775	14.777130	272,643.6265
01/01/2015 to 12/31/2015	14.777130	14.220698	258,385.6096
01/01/2016 to 12/31/2016	14.220698	14.972728	236,013.8915
01/01/2017 to 12/31/2017	14.972728	17.646876	236,092.7898
01/01/2018 to 12/31/2018	17.646876	15.862223	210,041.8871
01/01/2019 to 12/31/2019	15.862223	19.133093	197,895.5050
01/01/2020 to 12/31/2020	19.133093	20.873421	187,308.4896
T. Rowe Price Large Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	48.649688	46.004846	221,793.7791
01/01/2012 to 12/31/2012	46.004846	53.463670	199,990.4817
01/01/2013 to 12/31/2013	53.463670	70.456816	169,149.7215
01/01/2014 to 12/31/2014	70.456816	78.625612	145,046.0384
01/01/2015 to 12/31/2015	78.625612	74.677507	131,365.7998
01/01/2016 to 12/31/2016	74.677507	85.294928	116,586.9403
01/01/2017 to 12/31/2017	85.294928	98.270107	101,511.1349
01/01/2018 to 12/31/2018	98.270107	87.933467	87,877.3752
01/01/2019 to 12/31/2019	87.933467	109.594141	78,276.1975
01/01/2020 to 12/31/2020	109.594141	111.055970	73,487.6491
Victory Sycamore Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	25.288496	23.991438	359,872.7743
01/01/2012 to 12/31/2012	23.991438	27.105776	324,670.6473
01/01/2013 to 12/31/2013	27.105776	34.794495	275,870.0711
01/01/2014 to 12/31/2014	34.794495	37.581838	237,824.6052
01/01/2015 to 12/31/2015	37.581838	33.697185	210,315.8413
01/01/2016 to 12/31/2016	33.697185	38.342201	193,973.8188
01/01/2017 to 12/31/2017	38.342201	41.351899	169,189.1362
01/01/2018 to 12/31/2018	41.351899	36.599616	148,409.9023
01/01/2019 to 12/31/2019	36.599616	46.505220	123,344.6342
01/01/2020 to 12/31/2020	46.505220	49.310571	116,369.9394
199

CONDENSED FINANCIAL INFORMATION (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management Government Income Sub-Account (Class B) (formerly Fidelity Institutional Asset Management® Government Income Sub-Account (Class B))
04/30/2012 to 12/31/2012	10.761714	10.920777	2,891.9758
01/01/2013 to 12/31/2013	10.920777	10.271969	456.9505
01/01/2014 to 12/31/2014	10.271969	10.883696	420.3015
01/01/2015 to 12/31/2015	10.883696	10.767769	2,407.2744
01/01/2016 to 12/31/2016	10.767769	10.747188	10,517.0839
01/01/2017 to 12/31/2017	10.747188	10.862878	1,790.6520
01/01/2018 to 12/31/2018	10.862878	10.693321	1,709.2281
01/01/2019 to 12/31/2019	10.693321	11.323502	8,921.4601
01/01/2020 to 12/31/2020	11.323502	12.010802	21,647.3344
Brighthouse Funds Trust II
Baillie Gifford International Stock Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.297789	10.462752	5,058.7844
01/01/2012 to 12/31/2012	10.462752	12.302266	4,941.0733
01/01/2013 to 12/31/2013	12.302266	13.953700	31,508.1897
01/01/2014 to 12/31/2014	13.953700	13.286377	29,932.4997
01/01/2015 to 12/31/2015	13.286377	12.804527	23,294.7140
01/01/2016 to 12/31/2016	12.804527	13.250987	20,735.2824
01/01/2017 to 12/31/2017	13.250987	17.608888	15,302.9440
01/01/2018 to 12/31/2018	17.608888	14.363304	12,232.4533
01/01/2019 to 12/31/2019	14.363304	18.734812	10,160.8302
01/01/2020 to 12/31/2020	18.734812	23.301554	6,576.6724
BlackRock Bond Income Sub-Account (Class B)
01/01/2011 to 12/31/2011	51.445814	53.876982	63,984.3173
01/01/2012 to 12/31/2012	53.876982	56.935146	55,387.1832
01/01/2013 to 12/31/2013	56.935146	55.522287	53,495.4388
01/01/2014 to 12/31/2014	55.522287	58.420361	45,760.5514
01/01/2015 to 12/31/2015	58.420361	57.746684	42,469.6499
01/01/2016 to 12/31/2016	57.746684	58.517012	57,829.0967
01/01/2017 to 12/31/2017	58.517012	59.866806	35,424.3982
01/01/2018 to 12/31/2018	59.866806	58.607789	28,413.1230
01/01/2019 to 12/31/2019	58.607789	63.250775	28,236.1348
01/01/2020 to 12/31/2020	63.250775	67.500235	29,285.8562
BlackRock Capital Appreciation Sub-Account (Class A)
01/01/2011 to 12/31/2011	13.216624	11.855434	15,061.1061
01/01/2012 to 12/31/2012	11.855434	13.356475	6,030.7815
01/01/2013 to 12/31/2013	13.356475	17.660136	5,583.5197
01/01/2014 to 12/31/2014	17.660136	18.945178	3,746.6424
01/01/2015 to 12/31/2015	18.945178	19.834975	4,201.0415
01/01/2016 to 12/31/2016	19.834975	19.556327	4,002.5171
01/01/2017 to 12/31/2017	19.556327	25.803001	3,542.9948
01/01/2018 to 12/31/2018	25.803001	26.032938	3,789.0971
01/01/2019 to 12/31/2019	26.032938	34.070425	5,835.7728
01/01/2020 to 12/31/2020	34.070425	47.210051	5,126.1548
200

CONDENSED FINANCIAL INFORMATION (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.498571	10.342686	764,619.1805
01/01/2012 to 12/31/2012	10.342686	10.187859	552,563.7801
01/01/2013 to 12/31/2013	10.187859	10.036175	433,344.9027
01/01/2014 to 12/31/2014	10.036175	9.886750	354,479.8730
01/01/2015 to 12/31/2015	9.886750	9.739549	308,417.7442
01/01/2016 to 12/31/2016	9.739549	9.605299	367,310.3312
01/01/2017 to 12/31/2017	9.605299	9.522732	326,309.9919
01/01/2018 to 12/31/2018	9.522732	9.525474	332,900.7191
01/01/2019 to 12/31/2019	9.525474	9.559891	318,326.0901
01/01/2020 to 12/31/2020	9.559891	9.435267	156,806.8387
Brighthouse Asset Allocation 20 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.886487	14.152003	3,375.5696
01/01/2015 to 12/31/2015	14.152003	13.859669	33,822.0390
01/01/2016 to 12/31/2016	13.859669	14.271834	39,039.3739
01/01/2017 to 12/31/2017	14.271834	15.034609	21,706.8791
01/01/2018 to 12/31/2018	15.034609	14.422860	25,960.6725
01/01/2019 to 12/31/2019	14.422860	15.875647	79,645.6064
01/01/2020 to 12/31/2020	15.875647	17.126986	95,211.9652
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Defensive Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.012878	12.044499	993,130.1217
01/01/2012 to 12/31/2012	12.044499	13.158840	1,061,836.9462
01/01/2013 to 12/31/2013	13.158840	14.139905	889,036.8909
01/01/2014 to 04/25/2014	14.139905	14.251744	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Moderate Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.077193	11.883856	2,400,059.7351
01/01/2012 to 12/31/2012	11.883856	13.156910	2,404,835.6729
01/01/2013 to 12/31/2013	13.156910	14.804837	2,135,396.3557
01/01/2014 to 04/25/2014	14.804837	14.865707	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.249987	14.638826	2,597,379.5785
01/01/2015 to 12/31/2015	14.638826	14.266092	2,268,299.2275
01/01/2016 to 12/31/2016	14.266092	14.909258	2,050,369.0765
01/01/2017 to 12/31/2017	14.909258	16.251019	1,812,142.1335
01/01/2018 to 12/31/2018	16.251019	15.303241	1,557,646.8474
01/01/2019 to 12/31/2019	15.303241	17.426561	1,368,315.0246
01/01/2020 to 12/31/2020	17.426561	19.061263	1,235,944.8700
Brighthouse Asset Allocation 60 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Balanced Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.856876	11.481813	8,371,236.6921
01/01/2012 to 12/31/2012	11.481813	12.885624	7,676,522.2950
01/01/2013 to 12/31/2013	12.885624	15.158788	6,960,635.4078
01/01/2014 to 04/25/2014	15.158788	15.175309	0.0000
201

CONDENSED FINANCIAL INFORMATION (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 60 Sub-Account (Class B)
04/28/2014 to 12/31/2014	15.173438	15.705589	6,200,222.6909
01/01/2015 to 12/31/2015	15.705589	15.275602	5,665,877.2824
01/01/2016 to 12/31/2016	15.275602	16.117392	5,070,982.7838
01/01/2017 to 12/31/2017	16.117392	18.217161	4,615,613.1349
01/01/2018 to 12/31/2018	18.217161	16.845405	4,195,236.3318
01/01/2019 to 12/31/2019	16.845405	19.817860	3,775,159.0788
01/01/2020 to 12/31/2020	19.817860	22.225905	3,390,522.5744
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Growth Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.742704	11.120139	7,694,928.0420
01/01/2012 to 12/31/2012	11.120139	12.675696	7,109,081.3262
01/01/2013 to 12/31/2013	12.675696	15.722958	6,827,140.4029
01/01/2014 to 04/25/2014	15.722958	15.654494	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly MetLife Growth Strategy Sub-Account (Class B) and before that Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.649500	9.338777	454,750.1250
01/01/2012 to 12/31/2012	9.338777	10.682288	412,734.9681
01/01/2013 to 04/26/2013	10.682288	11.496400	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B)
04/28/2014 to 12/31/2014	15.641492	16.283470	5,805,793.4610
01/01/2015 to 12/31/2015	16.283470	15.768948	5,162,607.6262
01/01/2016 to 12/31/2016	15.768948	16.798777	4,809,877.9685
01/01/2017 to 12/31/2017	16.798777	19.720479	4,314,138.3982
01/01/2018 to 12/31/2018	19.720479	17.849438	3,785,355.2204
01/01/2019 to 12/31/2019	17.849438	21.755960	3,115,385.7254
01/01/2020 to 12/31/2020	21.755960	24.987732	2,799,754.8924
Brighthouse/Dimensional International Small Company Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.206447	14.195811	2,370.6587
01/01/2012 to 12/31/2012	14.195811	16.487030	1,014.9286
01/01/2013 to 12/31/2013	16.487030	20.724638	8,150.1794
01/01/2014 to 12/31/2014	20.724638	19.049295	8,913.2395
01/01/2015 to 12/31/2015	19.049295	19.845665	12,164.7965
01/01/2016 to 12/31/2016	19.845665	20.689278	11,371.8969
01/01/2017 to 12/31/2017	20.689278	26.587888	11,773.3160
01/01/2018 to 12/31/2018	26.587888	20.804504	11,702.1900
01/01/2019 to 12/31/2019	20.804504	25.215659	11,013.2848
01/01/2020 to 12/31/2020	25.215659	27.022836	7,210.8029
Brighthouse/Wellington Core Equity Opportunities (Class A)
05/02/2016 to 12/31/2016	53.331925	54.345523	23,223.4941
01/01/2017 to 12/31/2017	54.345523	63.747908	21,838.3336
01/01/2018 to 12/31/2018	63.747908	62.738507	20,123.8323
01/01/2019 to 12/31/2019	62.738507	80.925378	18,039.9995
01/01/2020 to 12/31/2020	80.925378	88.701660	17,060.1923
Brighthouse/Wellington Core Equity Opportunities (Class A) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class A))
01/01/2011 to 12/31/2011	18.588562	17.479629	79,978.7134
01/01/2012 to 12/31/2012	17.479629	19.041561	69,843.8087
01/01/2013 to 12/31/2013	19.041561	24.962649	59,788.0661
01/01/2014 to 12/31/2014	24.962649	27.334742	52,226.7389
01/01/2015 to 12/31/2015	27.334742	26.944790	48,334.2156
01/01/2016 to 04/29/2016	26.944790	27.112982	0.0000
202

CONDENSED FINANCIAL INFORMATION (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Wellington Core Equity Opportunities (Class E)
01/01/2011 to 12/31/2011	12.765184	12.049965	894,456.8292
01/01/2012 to 12/31/2012	12.049965	13.377280	809,670.5725
01/01/2013 to 12/31/2013	13.377280	17.596592	699,262.9749
01/01/2014 to 12/31/2014	17.596592	19.145478	596,848.1110
01/01/2015 to 12/31/2015	19.145478	19.287919	517,753.4387
01/01/2016 to 12/31/2016	19.287919	20.359742	465,890.3899
01/01/2017 to 12/31/2017	20.359742	23.852310	421,258.8037
01/01/2018 to 12/31/2018	23.852310	23.436673	351,016.6943
01/01/2019 to 12/31/2019	23.436673	30.192193	299,056.0939
01/01/2020 to 12/31/2020	30.192193	33.036902	284,565.7348
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.220261	12.065387	247,284.9151
01/01/2012 to 12/31/2012	12.065387	13.733793	391,427.4677
01/01/2013 to 12/31/2013	13.733793	18.498998	341,449.7072
01/01/2014 to 12/31/2014	18.498998	19.816928	276,563.6259
01/01/2015 to 12/31/2015	19.816928	21.579412	244,821.0816
01/01/2016 to 12/31/2016	21.579412	21.230540	225,037.6713
01/01/2017 to 12/31/2017	21.230540	28.651717	199,092.7467
01/01/2018 to 12/31/2018	28.651717	28.254906	170,360.6248
01/01/2019 to 12/31/2019	28.254906	36.879052	152,396.3272
01/01/2020 to 12/31/2020	36.879052	56.809833	128,550.7636
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.344698	8.107217	316,152.4774
01/01/2012 to 04/27/2012	8.107217	9.117621	0.0000
Loomis Sayles Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.609230	10.738517	158,304.2922
01/01/2012 to 12/31/2012	10.738517	11.730182	144,694.5167
01/01/2013 to 12/31/2013	11.730182	17.146193	117,818.6091
01/01/2014 to 12/31/2014	17.146193	17.048775	92,029.1881
01/01/2015 to 12/31/2015	17.048775	17.034637	78,838.3821
01/01/2016 to 12/31/2016	17.034637	17.795807	73,052.1899
01/01/2017 to 12/31/2017	17.795807	22.209513	58,015.7282
01/01/2018 to 12/31/2018	22.209513	21.938106	49,151.1089
01/01/2019 to 12/31/2019	21.938106	27.340669	47,084.4506
01/01/2020 to 12/31/2020	27.340669	36.101809	42,812.6338
MetLife Aggregate Bond Index Sub-Account (Class G)
04/29/2013 to 12/31/2013	16.578499	15.877502	2,795.5719
01/01/2014 to 12/31/2014	15.877502	16.495086	1,177.5716
01/01/2015 to 12/31/2015	16.495086	16.240346	3,965.8817
01/01/2016 to 12/31/2016	16.240346	16.332361	2,746.2478
01/01/2017 to 12/31/2017	16.332361	16.562506	3,643.5538
01/01/2018 to 12/31/2018	16.562506	16.234454	3,018.3745
01/01/2019 to 12/31/2019	16.234454	17.327015	10,380.2619
01/01/2020 to 12/31/2020	17.327015	18.244182	13,283.8366
203

CONDENSED FINANCIAL INFORMATION (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MFS ® Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	43.397388	43.675633	46,782.1550
01/01/2012 to 12/31/2012	43.675633	47.887220	41,962.0492
01/01/2013 to 12/31/2013	47.887220	55.995706	37,413.6564
01/01/2014 to 12/31/2014	55.995706	59.775624	33,619.9896
01/01/2015 to 12/31/2015	59.775624	58.650364	29,932.9717
01/01/2016 to 12/31/2016	58.650364	62.932639	27,325.4576
01/01/2017 to 12/31/2017	62.932639	69.542234	27,755.1941
01/01/2018 to 12/31/2018	69.542234	64.521480	25,438.7861
01/01/2019 to 12/31/2019	64.521480	76.317107	22,726.5109
01/01/2020 to 12/31/2020	76.317107	82.311085	21,084.6522
MFS ® Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.350325	14.227444	33,416.2084
01/01/2012 to 12/31/2012	14.227444	16.301543	32,932.0225
01/01/2013 to 12/31/2013	16.301543	21.741561	119,065.0672
01/01/2014 to 12/31/2014	21.741561	23.680015	113,818.6660
01/01/2015 to 12/31/2015	23.680015	23.242429	113,564.8551
01/01/2016 to 12/31/2016	23.242429	26.123767	104,933.3066
01/01/2017 to 12/31/2017	26.123767	30.260863	91,540.1574
01/01/2018 to 12/31/2018	30.260863	26.755079	86,689.0865
01/01/2019 to 12/31/2019	26.755079	34.223101	79,954.3115
01/01/2020 to 12/31/2020	34.223101	34.945100	74,737.8462
MFS ® Value Sub-Account (Class B) (formerly Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.874608	8.694938	192,527.6359
01/01/2012 to 12/31/2012	8.694938	9.756735	164,381.2023
01/01/2013 to 04/26/2013	9.756735	10.684230	0.0000
Neuberger Berman Genesis Sub-Account (Class B)
04/29/2013 to 12/31/2013	19.816384	24.729525	50,776.6449
01/01/2014 to 12/31/2014	24.729525	24.288137	42,539.5102
01/01/2015 to 12/31/2015	24.288137	24.017442	36,519.3783
01/01/2016 to 12/31/2016	24.017442	28.011950	31,885.2153
01/01/2017 to 12/31/2017	28.011950	31.870180	31,651.9267
01/01/2018 to 12/31/2018	31.870180	29.200022	30,119.6450
01/01/2019 to 12/31/2019	29.200022	37.224152	28,486.7111
01/01/2020 to 12/31/2020	37.224152	45.747519	20,472.0471
Neuberger Berman Genesis Sub-Account (Class B) (formerly MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	15.470184	14.436229	57,994.0082
01/01/2012 to 12/31/2012	14.436229	14.971828	55,239.1681
01/01/2013 to 04/26/2013	14.971828	16.228423	0.0000
VanEck Global Natural Resources Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.773125	15.410303	1,738.1691
01/01/2012 to 12/31/2012	15.410303	15.571040	2,586.5781
01/01/2013 to 12/31/2013	15.571040	16.988928	2,677.6384
01/01/2014 to 12/31/2014	16.988928	13.585593	3,145.2744
01/01/2015 to 12/31/2015	13.585593	8.999092	4,929.9869
01/01/2016 to 12/31/2016	8.999092	12.742764	3,705.1550
01/01/2017 to 12/31/2017	12.742764	12.460552	4,498.7348
01/01/2018 to 12/31/2018	12.460552	8.732551	4,675.8959
01/01/2019 to 12/31/2019	8.732551	9.664956	5,854.5069
01/01/2020 to 12/31/2020	9.664956	11.537006	5,957.9792
204

CONDENSED FINANCIAL INFORMATION (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management Strategic Bond Opportunities Sub-Account (Class A)
05/02/2016 to 12/31/2016	30.898634	32.058770	4,565.1772
01/01/2017 to 12/31/2017	32.058770	34.181087	4,431.3197
01/01/2018 to 12/31/2018	34.181087	32.390837	3,846.9704
01/01/2019 to 12/31/2019	32.390837	36.531301	3,127.9910
01/01/2020 to 12/31/2020	36.531301	38.474591	3,137.3629
Western Asset Management Strategic Bond Opportunities Sub-Account (Class A) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class A))
01/01/2011 to 12/31/2011	25.394296	25.925019	8,698.4399
01/01/2012 to 12/31/2012	25.925019	28.505772	7,483.6631
01/01/2013 to 12/31/2013	28.505772	28.515147	7,900.0696
01/01/2014 to 12/31/2014	28.515147	29.378191	7,036.7936
01/01/2015 to 12/31/2015	29.378191	28.565823	6,272.9577
01/01/2016 to 04/29/2016	28.565823	29.290759	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
05/02/2016 to 12/31/2016	29.353239	30.425544	145,566.0186
01/01/2017 to 12/31/2017	30.425544	32.351465	136,859.9771
01/01/2018 to 12/31/2018	32.351465	30.584800	119,434.7540
01/01/2019 to 12/31/2019	30.584800	34.418174	116,746.3255
01/01/2020 to 12/31/2020	34.418174	36.146539	106,938.0922
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (formerly Met Investors Series Trust - Lord Abbett Bond Debenture Sub-Account (Class B))
01/01/2011 to 12/31/2011	23.262748	23.939057	252,962.8455
01/01/2012 to 12/31/2012	23.939057	26.633903	225,915.0404
01/01/2013 to 12/31/2013	26.633903	28.330869	198,210.4588
01/01/2014 to 12/31/2014	28.330869	29.256807	173,648.5171
01/01/2015 to 12/31/2015	29.256807	28.194523	151,986.8600
01/01/2016 to 04/29/2016	28.194523	29.041900	0.0000
Putnam Variable Trust
Putnam VT Equity Income Sub-Account (Class IB)
01/01/2011 to 12/31/2011	15.467300	15.530269	44,251.6284
01/01/2012 to 12/31/2012	15.530269	18.251097	37,687.4699
01/01/2013 to 12/31/2013	18.251097	23.807630	32,419.3950
01/01/2014 to 12/31/2014	23.807630	26.422473	27,424.5813
01/01/2015 to 12/31/2015	26.422473	25.237067	25,426.8574
01/01/2016 to 12/31/2016	25.237067	28.253414	23,658.1445
01/01/2017 to 12/31/2017	28.253414	33.059219	21,366.6754
01/01/2018 to 12/31/2018	33.059219	29.799967	20,024.1247
01/01/2019 to 12/31/2019	29.799967	38.282017	17,280.7174
01/01/2020 to 12/31/2020	38.282017	39.898600	15,643.7163
205

CONDENSED FINANCIAL INFORMATION (continued)
CLASS B
1.55% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. International Growth Sub-Account (Series I)
01/01/2011 to 12/31/2011	17.683633	16.238299	845.4581
01/01/2012 to 12/31/2012	16.238299	18.470526	826.1057
01/01/2013 to 12/31/2013	18.470526	21.644399	812.6321
01/01/2014 to 12/31/2014	21.644399	21.382101	787.6282
01/01/2015 to 12/31/2015	21.382101	20.559841	568.2508
01/01/2016 to 12/31/2016	20.559841	20.152192	557.2374
01/01/2017 to 12/31/2017	20.152192	24.407589	435.7642
01/01/2018 to 12/31/2018	24.407589	20.431239	434.1226
01/01/2019 to 12/31/2019	20.431239	25.865009	432.5518
01/01/2020 to 12/31/2020	25.865009	29.030151	431.0625
American Funds Insurance Series®
American Funds Global Growth Sub-Account (Class 2)
01/01/2011 to 12/31/2011	26.990087	24.214193	18,252.5316
01/01/2012 to 12/31/2012	24.214193	29.218868	18,217.6392
01/01/2013 to 12/31/2013	29.218868	37.163951	18,641.5343
01/01/2014 to 12/31/2014	37.163951	37.438790	16,948.3167
01/01/2015 to 12/31/2015	37.438790	39.420116	18,311.5174
01/01/2016 to 12/31/2016	39.420116	39.054887	18,255.4816
01/01/2017 to 12/31/2017	39.054887	50.558282	13,060.5935
01/01/2018 to 12/31/2018	50.558282	45.274790	11,048.1863
01/01/2019 to 12/31/2019	45.274790	60.304580	9,687.5907
01/01/2020 to 12/31/2020	60.304580	77.463701	8,434.0782
American Funds Global Small Capitalization Sub-Account (Class 2)
01/01/2011 to 12/31/2011	30.509116	24.289441	2,295.8170
01/01/2012 to 12/31/2012	24.289441	28.261104	2,311.8733
01/01/2013 to 12/31/2013	28.261104	35.695670	2,068.5992
01/01/2014 to 12/31/2014	35.695670	35.892673	2,337.0081
01/01/2015 to 12/31/2015	35.892673	35.434484	2,530.3424
01/01/2016 to 12/31/2016	35.434484	35.621593	3,110.8449
01/01/2017 to 12/31/2017	35.621593	44.157908	2,774.0001
01/01/2018 to 12/31/2018	44.157908	38.889191	2,522.8943
01/01/2019 to 12/31/2019	38.889191	50.359815	2,353.5019
01/01/2020 to 12/31/2020	50.359815	64.320896	2,058.7850
American Funds Growth Sub-Account (Class 2)
01/01/2011 to 12/31/2011	150.773987	142.110181	2,200.0884
01/01/2012 to 12/31/2012	142.110181	164.945713	2,060.5600
01/01/2013 to 12/31/2013	164.945713	211.298539	2,183.2155
01/01/2014 to 12/31/2014	211.298539	225.751612	2,137.3852
01/01/2015 to 12/31/2015	225.751612	237.523605	2,111.6125
01/01/2016 to 12/31/2016	237.523605	256.059813	1,733.1633
01/01/2017 to 12/31/2017	256.059813	323.467194	1,722.7966
01/01/2018 to 12/31/2018	323.467194	317.676759	1,363.2031
01/01/2019 to 12/31/2019	317.676759	409.049062	1,483.5926
01/01/2020 to 12/31/2020	409.049062	612.499008	1,337.0080
206

CONDENSED FINANCIAL INFORMATION (continued)
1.55% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Funds Trust I
AB Global Dynamic Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.203841	10.541615	59,524.5328
01/01/2013 to 12/31/2013	10.541615	11.536399	36,221.8575
01/01/2014 to 12/31/2014	11.536399	12.193645	33,023.3202
01/01/2015 to 12/31/2015	12.193645	12.075643	38,758.8824
01/01/2016 to 12/31/2016	12.075643	12.317477	43,303.7354
01/01/2017 to 12/31/2017	12.317477	13.780252	43,967.8594
01/01/2018 to 12/31/2018	13.780252	12.621524	40,066.4896
01/01/2019 to 12/31/2019	12.621524	14.673613	31,497.5809
01/01/2020 to 12/31/2020	14.673613	15.326617	25,095.9115
AQR Global Risk Balanced Sub-Account (Class B)
04/30/2012 to 12/31/2012	11.136121	11.531416	68,110.7451
01/01/2013 to 12/31/2013	11.531416	10.969004	58,404.6156
01/01/2014 to 12/31/2014	10.969004	11.232053	55,291.4275
01/01/2015 to 12/31/2015	11.232053	10.000546	67,078.1874
01/01/2016 to 12/31/2016	10.000546	10.729114	53,338.3476
01/01/2017 to 12/31/2017	10.729114	11.600119	66,174.6959
01/01/2018 to 12/31/2018	11.600119	10.695664	51,112.5773
01/01/2019 to 12/31/2019	10.695664	12.628716	42,866.5949
01/01/2020 to 12/31/2020	12.628716	12.810029	53,268.2254
BlackRock Global Tactical Strategies Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.959161	10.271320	75,800.2199
01/01/2013 to 12/31/2013	10.271320	11.155889	159,477.3147
01/01/2014 to 12/31/2014	11.155889	11.634125	274,070.3383
01/01/2015 to 12/31/2015	11.634125	11.442731	320,626.0907
01/01/2016 to 12/31/2016	11.442731	11.766019	295,178.6529
01/01/2017 to 12/31/2017	11.766019	13.127394	285,601.9843
01/01/2018 to 12/31/2018	13.127394	11.995876	265,068.3517
01/01/2019 to 12/31/2019	11.995876	14.247549	178,940.0429
01/01/2020 to 12/31/2020	14.247549	14.632540	178,137.8808
BlackRock High Yield Sub-Account (Class B)
01/01/2011 to 12/31/2011	20.322814	20.480040	37,350.0527
01/01/2012 to 12/31/2012	20.480040	23.499166	36,230.1210
01/01/2013 to 12/31/2013	23.499166	25.297280	38,151.8512
01/01/2014 to 12/31/2014	25.297280	25.728991	38,934.9059
01/01/2015 to 12/31/2015	25.728991	24.307983	37,720.4638
01/01/2016 to 12/31/2016	24.307983	27.279691	33,782.7707
01/01/2017 to 12/31/2017	27.279691	28.945569	33,032.5561
01/01/2018 to 12/31/2018	28.945569	27.679078	31,244.3364
01/01/2019 to 12/31/2019	27.679078	31.301342	28,904.3740
01/01/2020 to 12/31/2020	31.301342	33.132008	24,770.0111
Brighthouse Asset Allocation 100 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.497114	10.666773	936,437.0345
01/01/2012 to 12/31/2012	10.666773	12.260127	839,062.7299
01/01/2013 to 12/31/2013	12.260127	15.633590	777,351.3200
01/01/2014 to 12/31/2014	15.633590	16.176434	616,866.3906
01/01/2015 to 12/31/2015	16.176434	15.607765	583,894.4452
01/01/2016 to 12/31/2016	15.607765	16.747474	441,936.2983
01/01/2017 to 12/31/2017	16.747474	20.272653	365,582.4979
01/01/2018 to 12/31/2018	20.272653	17.950190	340,343.2422
01/01/2019 to 12/31/2019	17.950190	22.531250	307,241.1469
01/01/2020 to 12/31/2020	22.531250	26.379367	278,682.5427
207

CONDENSED FINANCIAL INFORMATION (continued)
1.55% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Balanced Plus Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.986072	10.438856	23,487.6249
01/01/2013 to 12/31/2013	10.438856	11.754454	95,553.5466
01/01/2014 to 12/31/2014	11.754454	12.690330	99,759.8163
01/01/2015 to 12/31/2015	12.690330	11.984397	111,978.5674
01/01/2016 to 12/31/2016	11.984397	12.787154	120,705.2240
01/01/2017 to 12/31/2017	12.787154	14.899302	161,345.4977
01/01/2018 to 12/31/2018	14.899302	13.588901	125,122.8536
01/01/2019 to 12/31/2019	13.588901	16.532968	114,173.9971
01/01/2020 to 12/31/2020	16.532968	18.316263	138,571.5912
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.485909	9.994683	382,555.7221
01/01/2012 to 12/31/2012	9.994683	11.699610	353,069.8090
01/01/2013 to 12/31/2013	11.699610	10.945850	349,212.7922
01/01/2014 to 12/31/2014	10.945850	10.074676	351,407.3540
01/01/2015 to 12/31/2015	10.074676	8.549479	329,244.9945
01/01/2016 to 12/31/2016	8.549479	9.386232	321,890.1046
01/01/2017 to 12/31/2017	9.386232	11.860450	296,884.3920
01/01/2018 to 12/31/2018	11.860450	10.021019	310,450.0435
01/01/2019 to 12/31/2019	10.021019	11.914219	276,401.7656
01/01/2020 to 12/31/2020	11.914219	14.932795	238,049.7025
Brighthouse/Franklin Low Duration Total Return Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.987878	9.757096	91,632.1430
01/01/2012 to 12/31/2012	9.757096	10.028733	72,506.4837
01/01/2013 to 12/31/2013	10.028733	9.989104	87,393.6539
01/01/2014 to 12/31/2014	9.989104	9.939505	114,407.0595
01/01/2015 to 12/31/2015	9.939505	9.725711	141,187.0018
01/01/2016 to 12/31/2016	9.725711	9.876187	127,237.9959
01/01/2017 to 12/31/2017	9.876187	9.854197	103,555.3539
01/01/2018 to 12/31/2018	9.854197	9.744165	87,276.0470
01/01/2019 to 12/31/2019	9.744165	10.039083	66,700.9404
01/01/2020 to 12/31/2020	10.039083	10.094140	64,593.9267
Brighthouse/Templeton International Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.170430	11.943992	11,007.6424
01/01/2012 to 12/31/2012	11.943992	13.439500	9,315.4374
01/01/2013 to 12/31/2013	13.439500	13.370076	11,030.7084
01/01/2014 to 12/31/2014	13.370076	13.314584	9,066.3898
01/01/2015 to 12/31/2015	13.314584	12.564443	7,805.2144
01/01/2016 to 12/31/2016	12.564443	12.479398	8,287.2487
01/01/2017 to 12/31/2017	12.479398	12.305169	8,950.5226
01/01/2018 to 12/31/2018	12.305169	12.236438	8,048.2166
01/01/2019 to 12/31/2019	12.236438	12.188915	5,265.0976
01/01/2020 to 12/31/2020	12.188915	11.292025	5,883.6933
Brighthouse/Wellington Large Cap Research Sub-Account (Class B)
01/01/2011 to 12/31/2011	9.214113	9.088580	4,556.9248
01/01/2012 to 12/31/2012	9.088580	10.140135	4,865.2644
01/01/2013 to 12/31/2013	10.140135	13.396351	4,543.1584
01/01/2014 to 12/31/2014	13.396351	14.959715	4,282.2193
01/01/2015 to 12/31/2015	14.959715	15.379274	4,011.5644
01/01/2016 to 12/31/2016	15.379274	16.383078	3,942.8566
01/01/2017 to 12/31/2017	16.383078	19.655388	3,798.0621
01/01/2018 to 12/31/2018	19.655388	18.113204	3,015.3855
01/01/2019 to 12/31/2019	18.113204	23.488349	3,028.3542
01/01/2020 to 12/31/2020	23.488349	28.221222	3,208.5645
208

CONDENSED FINANCIAL INFORMATION (continued)
1.55% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Clarion Global Real Estate Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.119798	13.126372	230,365.7004
01/01/2012 to 12/31/2012	13.126372	16.282280	207,750.3041
01/01/2013 to 12/31/2013	16.282280	16.600277	202,112.5575
01/01/2014 to 12/31/2014	16.600277	18.513524	214,136.9059
01/01/2015 to 12/31/2015	18.513524	17.973286	159,397.7474
01/01/2016 to 12/31/2016	17.973286	17.851529	152,235.4231
01/01/2017 to 12/31/2017	17.851529	19.466494	143,587.6600
01/01/2018 to 12/31/2018	19.466494	17.508413	132,459.8691
01/01/2019 to 12/31/2019	17.508413	21.516253	113,896.1007
01/01/2020 to 12/31/2020	21.516253	20.121533	115,230.3561
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010688	1.046910	788,059.5045
01/01/2013 to 12/31/2013	1.046910	1.049991	1,179,380.9298
01/01/2014 to 12/31/2014	1.049991	1.091538	1,051,686.1128
01/01/2015 to 12/31/2015	1.091538	1.029557	959,575.7660
01/01/2016 to 12/31/2016	1.029557	1.132497	1,005,659.1375
01/01/2017 to 12/31/2017	1.132497	1.226643	927,315.1216
01/01/2018 to 12/31/2018	1.226643	1.129959	306,105.3889
01/01/2019 to 12/31/2019	1.129959	1.282581	278,226.0275
01/01/2020 to 12/31/2020	1.282581	1.390806	297,788.5486
Invesco Comstock Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.209672	9.903871	259,017.2604
01/01/2012 to 12/31/2012	9.903871	11.548197	212,872.4303
01/01/2013 to 12/31/2013	11.548197	15.394522	214,901.5361
01/01/2014 to 12/31/2014	15.394522	16.569280	202,506.1390
01/01/2015 to 12/31/2015	16.569280	15.340294	213,583.0685
01/01/2016 to 12/31/2016	15.340294	17.717108	140,193.5097
01/01/2017 to 12/31/2017	17.717108	20.589148	126,187.8704
01/01/2018 to 12/31/2018	20.589148	17.806787	106,212.6083
01/01/2019 to 12/31/2019	17.806787	21.908374	90,945.5815
01/01/2020 to 12/31/2020	21.908374	21.461350	91,032.0426
Invesco Global Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.299553	16.504100	9,035.3661
01/01/2012 to 12/31/2012	16.504100	19.689797	8,850.4002
01/01/2013 to 12/31/2013	19.689797	24.643505	18,805.7270
01/01/2014 to 12/31/2014	24.643505	24.784287	17,611.1672
01/01/2015 to 12/31/2015	24.784287	25.363489	16,278.8690
01/01/2016 to 12/31/2016	25.363489	25.031072	16,719.8296
01/01/2017 to 12/31/2017	25.031072	33.701299	11,323.3199
01/01/2018 to 12/31/2018	33.701299	28.818634	8,971.2166
01/01/2019 to 12/31/2019	28.818634	37.332678	8,319.7164
01/01/2020 to 12/31/2020	37.332678	46.896043	7,858.3026
Invesco Global Equity Sub-Account (Class B) (formerly Met/Templeton Growth Sub-Account (Class B) and before that Franklin Templeton Variable Insurance Products Trust - Templeton Growth Securities Sub-Account (Class 2))

01/01/2011 to 04/29/2011	15.491531	17.275432	0.0000
Invesco Global Equity Sub-Account (Class B) (formerly Met/Templeton Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.083842	8.327508	19,779.6387
01/01/2012 to 12/31/2012	8.327508	10.020125	17,419.4751
01/01/2013 to 04/26/2013	10.020125	10.647362	0.0000
209

CONDENSED FINANCIAL INFORMATION (continued)
1.55% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012743	1.048954	62,070.5999
01/01/2013 to 12/31/2013	1.048954	1.146295	222,261.1257
01/01/2014 to 12/31/2014	1.146295	1.207398	335,719.4931
01/01/2015 to 12/31/2015	1.207398	1.199459	839,723.9710
01/01/2016 to 12/31/2016	1.199459	1.215296	757,334.5545
01/01/2017 to 12/31/2017	1.215296	1.395985	652,750.5901
01/01/2018 to 12/31/2018	1.395985	1.275607	580,868.4367
01/01/2019 to 12/31/2019	1.275607	1.468412	495,864.8005
01/01/2020 to 12/31/2020	1.468412	1.622532	449,533.3409
JPMorgan Global Active Allocation Sub-Account (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996830	1.039332	0.0000
01/01/2015 to 12/31/2015	1.039332	1.013279	6,112.7026
01/01/2016 to 12/31/2016	1.013279	1.017598	29,346.1489
01/01/2017 to 12/31/2017	1.017598	1.157180	27,361.3510
01/01/2018 to 04/30/2018	1.157180	1.127936	0.0000
JPMorgan Small Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.574072	12.863440	1,843.1733
01/01/2012 to 12/31/2012	12.863440	14.609750	1,476.4703
01/01/2013 to 12/31/2013	14.609750	19.118072	911.1575
01/01/2014 to 12/31/2014	19.118072	19.646881	888.9016
01/01/2015 to 12/31/2015	19.646881	17.906740	750.2815
01/01/2016 to 12/31/2016	17.906740	23.010244	676.9082
01/01/2017 to 12/31/2017	23.010244	23.407787	1,006.9500
01/01/2018 to 12/31/2018	23.407787	19.840493	967.7883
01/01/2019 to 12/31/2019	19.840493	23.275575	1,026.8077
01/01/2020 to 12/31/2020	23.275575	24.317749	828.3809
Loomis Sayles Growth Sub-Account (Class B)
05/02/2011 to 12/31/2011	8.359225	7.569276	987,716.1050
01/01/2012 to 12/31/2012	7.569276	8.831514	889,674.6582
01/01/2013 to 12/31/2013	8.831514	12.661135	775,042.2623
01/01/2014 to 12/31/2014	12.661135	14.821679	715,108.2165
01/01/2015 to 12/31/2015	14.821679	14.004631	644,470.0476
01/01/2016 to 12/31/2016	14.004631	14.158857	590,531.9826
01/01/2017 to 12/31/2017	14.158857	16.508125	545,385.2763
01/01/2018 to 12/31/2018	16.508125	15.105639	488,259.0939
01/01/2019 to 12/31/2019	15.105639	18.378826	441,697.6879
01/01/2020 to 12/31/2020	18.378826	23.927561	350,288.1837
Loomis Sayles Growth Sub-Account (Class B) (formerly Legg Mason Value Equity Sub-Account (Class B))
01/01/2011 to 04/29/2011	6.625444	7.041458	0.0000
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	1.078945	1.127041	0.0000
01/01/2014 to 12/31/2014	1.127041	1.212477	65,724.1605
01/01/2015 to 12/31/2015	1.212477	1.179361	356,048.5468
01/01/2016 to 12/31/2016	1.179361	1.211868	289,307.3554
01/01/2017 to 12/31/2017	1.211868	1.378757	308,261.1273
01/01/2018 to 12/31/2018	1.378757	1.259900	296,921.2783
01/01/2019 to 12/31/2019	1.259900	1.509852	228,679.0471
01/01/2020 to 12/31/2020	1.509852	1.584058	202,467.1623
210

CONDENSED FINANCIAL INFORMATION (continued)
1.55% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MFS ® Research International Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.336647	12.610368	452,308.2946
01/01/2012 to 12/31/2012	12.610368	14.497083	418,999.9565
01/01/2013 to 12/31/2013	14.497083	17.025678	363,367.1525
01/01/2014 to 12/31/2014	17.025678	15.598789	330,191.4479
01/01/2015 to 12/31/2015	15.598789	15.086420	306,172.7989
01/01/2016 to 12/31/2016	15.086420	14.724356	294,860.3479
01/01/2017 to 12/31/2017	14.724356	18.580583	256,382.9504
01/01/2018 to 12/31/2018	18.580583	15.732848	227,677.9070
01/01/2019 to 12/31/2019	15.732848	19.877033	204,752.2524
01/01/2020 to 12/31/2020	19.877033	22.117972	181,825.4142
Morgan Stanley Discovery Sub-Account (Class B) (formerly Morgan Stanley Mid Cap Growth Sub-Account (Class B) and before that Van Kampen Mid Cap Growth Sub-Account (Class B) and before that Lord Abbett Growth Opportunities Sub-Account (Class B))

01/01/2011 to 12/31/2011	13.680173	12.537777	100,444.8613
01/01/2012 to 12/31/2012	12.537777	13.489703	89,032.0444
01/01/2013 to 12/31/2013	13.489703	18.465551	80,258.1766
01/01/2014 to 12/31/2014	18.465551	18.365921	71,105.6697
01/01/2015 to 12/31/2015	18.365921	17.175139	66,206.3049
01/01/2016 to 12/31/2016	17.175139	15.480251	61,661.8782
01/01/2017 to 12/31/2017	15.480251	21.326659	57,237.3241
01/01/2018 to 12/31/2018	21.326659	23.128232	49,112.6021
01/01/2019 to 12/31/2019	23.128232	31.911000	50,359.1596
01/01/2020 to 12/31/2020	31.911000	79.528772	46,422.8115
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999788	1.034516	0.0000
01/01/2015 to 12/31/2015	1.034516	0.962815	0.0000
01/01/2016 to 12/31/2016	0.962815	1.053457	0.0000
01/01/2017 to 12/31/2017	1.053457	1.167975	0.0000
01/01/2018 to 12/31/2018	1.167975	1.062612	0.0000
01/01/2019 to 12/31/2019	1.062612	1.276389	0.0000
01/01/2020 to 12/31/2020	1.276389	1.405601	46,923.3396
PIMCO Inflation Protected Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.618440	14.903492	444,779.5970
01/01/2012 to 12/31/2012	14.903492	16.013001	422,754.5344
01/01/2013 to 12/31/2013	16.013001	14.304314	328,697.5153
01/01/2014 to 12/31/2014	14.304314	14.491787	288,900.9516
01/01/2015 to 12/31/2015	14.491787	13.825127	255,596.5978
01/01/2016 to 12/31/2016	13.825127	14.290930	238,717.0241
01/01/2017 to 12/31/2017	14.290930	14.559693	234,212.3216
01/01/2018 to 12/31/2018	14.559693	13.989204	216,795.7913
01/01/2019 to 12/31/2019	13.989204	14.913228	196,627.1122
01/01/2020 to 12/31/2020	14.913228	16.378040	187,763.8328
PIMCO Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.142116	16.398294	1,192,865.4435
01/01/2012 to 12/31/2012	16.398294	17.641576	1,145,734.6700
01/01/2013 to 12/31/2013	17.641576	17.037533	1,046,588.4881
01/01/2014 to 12/31/2014	17.037533	17.478695	876,449.6340
01/01/2015 to 12/31/2015	17.478695	17.210733	741,494.2528
01/01/2016 to 12/31/2016	17.210733	17.388274	669,148.9329
01/01/2017 to 12/31/2017	17.388274	17.892139	626,467.2323
01/01/2018 to 12/31/2018	17.892139	17.574968	550,939.5680
01/01/2019 to 12/31/2019	17.574968	18.768950	509,690.2504
01/01/2020 to 12/31/2020	18.768950	20.052767	467,818.9274
211

CONDENSED FINANCIAL INFORMATION (continued)
1.55% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Schroders Global Multi-Asset Sub-Account (Class B) (formerly Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.215677	10.741899	2,754.7806
01/01/2014 to 12/31/2014	10.741899	11.490620	7,922.8233
01/01/2015 to 12/31/2015	11.490620	11.172311	37,538.5190
01/01/2016 to 12/31/2016	11.172311	11.502747	33,805.7209
01/01/2017 to 12/31/2017	11.502747	13.191944	48,216.7330
01/01/2018 to 04/30/2018	13.191944	12.610832	0.0000
Schroders Global Multi-Asset Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010721	1.067048	102,507.6832
01/01/2013 to 12/31/2013	1.067048	1.156866	90,431.3613
01/01/2014 to 12/31/2014	1.156866	1.227228	121,820.1471
01/01/2015 to 12/31/2015	1.227228	1.197730	123,211.9457
01/01/2016 to 12/31/2016	1.197730	1.245977	67,341.1600
01/01/2017 to 12/31/2017	1.245977	1.402257	107,261.9947
01/01/2018 to 12/31/2018	1.402257	1.250468	567,515.4660
01/01/2019 to 12/31/2019	1.250468	1.495857	460,668.0080
01/01/2020 to 12/31/2020	1.495857	1.503830	354,980.5332
SSGA Growth and Income ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.591023	11.534218	240,756.1157
01/01/2012 to 12/31/2012	11.534218	12.814640	200,506.0584
01/01/2013 to 12/31/2013	12.814640	14.249194	159,708.6713
01/01/2014 to 12/31/2014	14.249194	14.845443	154,433.3538
01/01/2015 to 12/31/2015	14.845443	14.330148	146,640.4199
01/01/2016 to 12/31/2016	14.330148	14.925871	145,163.9856
01/01/2017 to 12/31/2017	14.925871	17.027833	142,874.3445
01/01/2018 to 12/31/2018	17.027833	15.671488	131,349.1164
01/01/2019 to 12/31/2019	15.671488	18.456262	125,993.5515
01/01/2020 to 12/31/2020	18.456262	19.957460	116,004.1774
SSGA Growth ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.172483	10.766774	210,262.8165
01/01/2012 to 12/31/2012	10.766774	12.193838	170,007.8619
01/01/2013 to 12/31/2013	12.193838	14.176143	116,431.9234
01/01/2014 to 12/31/2014	14.176143	14.708912	157,390.2312
01/01/2015 to 12/31/2015	14.708912	14.147975	147,543.4499
01/01/2016 to 12/31/2016	14.147975	14.888720	136,682.0295
01/01/2017 to 12/31/2017	14.888720	17.539128	129,931.3714
01/01/2018 to 12/31/2018	17.539128	15.757446	123,689.6738
01/01/2019 to 12/31/2019	15.757446	18.997218	108,282.0591
01/01/2020 to 12/31/2020	18.997218	20.714806	88,505.4309
T. Rowe Price Large Cap Value Sub-Account (Class A)
01/01/2011 to 12/31/2011	48.521828	45.976848	51,302.4826
01/01/2012 to 12/31/2012	45.976848	53.537308	46,173.8147
01/01/2013 to 12/31/2013	53.537308	70.684477	39,999.8555
01/01/2014 to 12/31/2014	70.684477	79.038744	35,023.3800
01/01/2015 to 12/31/2015	79.038744	75.245148	31,030.5124
01/01/2016 to 12/31/2016	75.245148	86.092953	27,831.5108
01/01/2017 to 12/31/2017	86.092953	99.411891	25,631.0243
01/01/2018 to 12/31/2018	99.411891	89.111974	23,250.9967
01/01/2019 to 12/31/2019	89.111974	111.269126	21,503.4805
01/01/2020 to 12/31/2020	111.269126	113.001669	19,575.5665
212

CONDENSED FINANCIAL INFORMATION (continued)
1.55% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
T. Rowe Price Large Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	48.309957	45.660800	327,734.0317
01/01/2012 to 12/31/2012	45.660800	53.037202	287,622.0925
01/01/2013 to 12/31/2013	53.037202	69.859904	250,679.3885
01/01/2014 to 12/31/2014	69.859904	77.920551	217,560.0163
01/01/2015 to 12/31/2015	77.920551	73.970867	198,848.7158
01/01/2016 to 12/31/2016	73.970867	84.445625	176,562.6328
01/01/2017 to 12/31/2017	84.445625	97.243166	152,568.6868
01/01/2018 to 12/31/2018	97.243166	86.970805	137,744.3331
01/01/2019 to 12/31/2019	86.970805	108.340212	122,165.3658
01/01/2020 to 12/31/2020	108.340212	109.730302	115,530.0349
T. Rowe Price Mid Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.327880	10.001799	503,082.1328
01/01/2012 to 12/31/2012	10.001799	11.194572	449,918.8428
01/01/2013 to 12/31/2013	11.194572	15.054336	415,092.9530
01/01/2014 to 12/31/2014	15.054336	16.716356	319,662.6802
01/01/2015 to 12/31/2015	16.716356	17.557671	298,017.7516
01/01/2016 to 12/31/2016	17.557671	18.362182	262,004.1965
01/01/2017 to 12/31/2017	18.362182	22.554323	226,444.5551
01/01/2018 to 12/31/2018	22.554323	21.718896	197,130.2727
01/01/2019 to 12/31/2019	21.718896	28.028745	179,352.4659
01/01/2020 to 12/31/2020	28.028745	34.196787	144,013.6339
Victory Sycamore Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	25.482748	24.163669	228,905.9807
01/01/2012 to 12/31/2012	24.163669	27.286655	206,980.4171
01/01/2013 to 12/31/2013	27.286655	35.009194	181,363.9431
01/01/2014 to 12/31/2014	35.009194	37.794846	163,192.9543
01/01/2015 to 12/31/2015	37.794846	33.871234	148,129.3582
01/01/2016 to 12/31/2016	33.871234	38.520988	136,330.0587
01/01/2017 to 12/31/2017	38.520988	41.524031	118,601.9097
01/01/2018 to 12/31/2018	41.524031	36.733490	107,129.9402
01/01/2019 to 12/31/2019	36.733490	46.652017	97,590.8490
01/01/2020 to 12/31/2020	46.652017	49.441441	90,829.4427
Western Asset Management Government Income Sub-Account (Class B) (formerly Fidelity Institutional Asset Management® Government Income Sub-Account (Class B))
04/30/2012 to 12/31/2012	10.756296	10.911620	6,476.7238
01/01/2013 to 12/31/2013	10.911620	10.258227	0.0000
01/01/2014 to 12/31/2014	10.258227	10.863707	786.7459
01/01/2015 to 12/31/2015	10.863707	10.742623	9,706.4907
01/01/2016 to 12/31/2016	10.742623	10.716734	31,806.4985
01/01/2017 to 12/31/2017	10.716734	10.826700	25,240.6615
01/01/2018 to 12/31/2018	10.826700	10.652354	24,236.3111
01/01/2019 to 12/31/2019	10.652354	11.274486	22,740.7621
01/01/2020 to 12/31/2020	11.274486	11.952822	43,394.9697
213

CONDENSED FINANCIAL INFORMATION (continued)
1.55% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Funds Trust II
Baillie Gifford International Stock Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.581182	11.466803	50,886.1046
01/01/2012 to 12/31/2012	11.466803	13.476078	52,961.8014
01/01/2013 to 12/31/2013	13.476078	15.277449	192,488.4935
01/01/2014 to 12/31/2014	15.277449	14.539548	187,807.2959
01/01/2015 to 12/31/2015	14.539548	14.005246	184,856.7534
01/01/2016 to 12/31/2016	14.005246	14.486334	177,379.1753
01/01/2017 to 12/31/2017	14.486334	19.240928	149,799.6535
01/01/2018 to 12/31/2018	19.240928	15.686640	160,167.1311
01/01/2019 to 12/31/2019	15.686640	20.450693	144,889.5737
01/01/2020 to 12/31/2020	20.450693	25.422952	121,456.3068
BlackRock Bond Income Sub-Account (Class B)
01/01/2011 to 12/31/2011	50.746727	53.118389	14,461.8272
01/01/2012 to 12/31/2012	53.118389	56.105308	14,721.0168
01/01/2013 to 12/31/2013	56.105308	54.685705	15,254.1241
01/01/2014 to 12/31/2014	54.685705	57.511374	15,367.9291
01/01/2015 to 12/31/2015	57.511374	56.819777	15,284.1793
01/01/2016 to 12/31/2016	56.819777	57.548979	16,832.3412
01/01/2017 to 12/31/2017	57.548979	58.847115	16,833.8493
01/01/2018 to 12/31/2018	58.847115	57.580604	11,588.1997
01/01/2019 to 12/31/2019	57.580604	62.111179	11,013.1090
01/01/2020 to 12/31/2020	62.111179	66.250882	10,159.8520
BlackRock Capital Appreciation Sub-Account (Class A)
01/01/2011 to 12/31/2011	13.116297	11.759572	14,746.4019
01/01/2012 to 12/31/2012	11.759572	13.241824	15,313.4279
01/01/2013 to 12/31/2013	13.241824	17.499801	15,534.9852
01/01/2014 to 12/31/2014	17.499801	18.763797	12,650.2157
01/01/2015 to 12/31/2015	18.763797	19.635260	12,120.0658
01/01/2016 to 12/31/2016	19.635260	19.349747	12,308.2122
01/01/2017 to 12/31/2017	19.349747	25.517730	12,028.5365
01/01/2018 to 12/31/2018	25.517730	25.732186	11,040.2811
01/01/2019 to 12/31/2019	25.732186	33.659997	10,374.2289
01/01/2020 to 12/31/2020	33.659997	46.617994	9,842.2561
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.425239	10.265326	942,625.3766
01/01/2012 to 12/31/2012	10.265326	10.106578	1,086,706.2707
01/01/2013 to 12/31/2013	10.106578	9.951130	792,241.1538
01/01/2014 to 12/31/2014	9.951130	9.798073	728,579.0273
01/01/2015 to 12/31/2015	9.798073	9.647370	553,699.2579
01/01/2016 to 12/31/2016	9.647370	9.509638	430,954.4504
01/01/2017 to 12/31/2017	9.509638	9.423196	360,244.4225
01/01/2018 to 12/31/2018	9.423196	9.421174	304,406.8942
01/01/2019 to 12/31/2019	9.421174	9.450492	255,188.0225
01/01/2020 to 12/31/2020	9.450492	9.322621	483,015.4973
Brighthouse Asset Allocation 20 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.760325	14.018688	3,221.2296
01/01/2015 to 12/31/2015	14.018688	13.722248	56,458.9711
01/01/2016 to 12/31/2016	13.722248	14.123267	17,776.6578
01/01/2017 to 12/31/2017	14.123267	14.870691	14,399.9895
01/01/2018 to 12/31/2018	14.870691	14.258445	11,326.9760
01/01/2019 to 12/31/2019	14.258445	15.686832	29,397.0099
01/01/2020 to 12/31/2020	15.686832	16.914814	86,756.1907
214

CONDENSED FINANCIAL INFORMATION (continued)
1.55% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Defensive Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.975937	12.001477	2,115,155.9229
01/01/2012 to 12/31/2012	12.001477	13.105255	2,297,530.1270
01/01/2013 to 12/31/2013	13.105255	14.075290	1,879,942.8260
01/01/2014 to 04/25/2014	14.075290	14.184385	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Moderate Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.040052	11.841405	3,935,094.1230
01/01/2012 to 12/31/2012	11.841405	13.103329	3,530,442.6122
01/01/2013 to 12/31/2013	13.103329	14.737182	3,171,181.0548
01/01/2014 to 04/25/2014	14.737182	14.795444	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.356889	14.743659	4,407,926.8676
01/01/2015 to 12/31/2015	14.743659	14.361077	3,810,842.1741
01/01/2016 to 12/31/2016	14.361077	15.001028	3,360,808.9284
01/01/2017 to 12/31/2017	15.001028	16.342905	2,950,443.7891
01/01/2018 to 12/31/2018	16.342905	15.382035	2,618,545.0853
01/01/2019 to 12/31/2019	15.382035	17.507539	2,325,648.4989
01/01/2020 to 12/31/2020	17.507539	19.140248	2,092,275.8618
Brighthouse Asset Allocation 60 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Balanced Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.820410	11.440794	9,159,590.7551
01/01/2012 to 12/31/2012	11.440794	12.833143	8,345,063.0100
01/01/2013 to 12/31/2013	12.833143	15.089511	7,600,157.5873
01/01/2014 to 04/25/2014	15.089511	15.103578	0.0000
Brighthouse Asset Allocation 60 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.764283	15.276918	7,087,722.8999
01/01/2015 to 12/31/2015	15.276918	14.851241	6,334,125.1094
01/01/2016 to 12/31/2016	14.851241	15.661820	5,563,139.0912
01/01/2017 to 12/31/2017	15.661820	17.693422	4,920,385.3592
01/01/2018 to 12/31/2018	17.693422	16.352882	4,238,979.1367
01/01/2019 to 12/31/2019	16.352882	19.228820	3,705,827.5266
01/01/2020 to 12/31/2020	19.228820	21.554491	3,211,123.6252
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Growth Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.706585	11.080407	10,438,656.6604
01/01/2012 to 12/31/2012	11.080407	12.624065	9,999,961.7509
01/01/2013 to 12/31/2013	12.624065	15.651096	10,020,906.3295
01/01/2014 to 04/25/2014	15.651096	15.580490	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly MetLife Growth Strategy Sub-Account (Class B) and before that Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.636546	9.321590	950,200.6864
01/01/2012 to 12/31/2012	9.321590	10.657275	978,490.6907
01/01/2013 to 04/26/2013	10.657275	11.467659	0.0000
215

CONDENSED FINANCIAL INFORMATION (continued)
1.55% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 80 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.737691	15.337387	9,384,594.2136
01/01/2015 to 12/31/2015	15.337387	14.845337	8,521,779.2866
01/01/2016 to 12/31/2016	14.845337	15.806947	7,598,153.7707
01/01/2017 to 12/31/2017	15.806947	18.546910	6,580,122.1484
01/01/2018 to 12/31/2018	18.546910	16.778775	5,915,747.4873
01/01/2019 to 12/31/2019	16.778775	20.440759	5,200,738.4810
01/01/2020 to 12/31/2020	20.440759	23.465405	4,607,916.9205
Brighthouse/Dimensional International Small Company Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.187816	14.173361	5,191.3554
01/01/2012 to 12/31/2012	14.173361	16.452693	5,247.6354
01/01/2013 to 12/31/2013	16.452693	20.671154	8,103.1670
01/01/2014 to 12/31/2014	20.671154	18.990638	6,421.8870
01/01/2015 to 12/31/2015	18.990638	19.774671	6,500.9857
01/01/2016 to 12/31/2016	19.774671	20.604970	9,604.4152
01/01/2017 to 12/31/2017	20.604970	26.466362	6,915.4402
01/01/2018 to 12/31/2018	26.466362	20.698996	12,283.5003
01/01/2019 to 12/31/2019	20.698996	25.075253	10,578.8550
01/01/2020 to 12/31/2020	25.075253	26.858907	9,700.8431
Brighthouse/Wellington Core Equity Opportunities (Class A)
05/02/2016 to 12/31/2016	52.761627	53.746581	10,114.0678
01/01/2017 to 12/31/2017	53.746581	63.013956	10,005.7464
01/01/2018 to 12/31/2018	63.013956	61.985010	9,048.5340
01/01/2019 to 12/31/2019	61.985010	79.913526	8,251.5734
01/01/2020 to 12/31/2020	79.913526	87.548688	7,396.0612
Brighthouse/Wellington Core Equity Opportunities (Class A) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class A))
01/01/2011 to 12/31/2011	18.432029	17.323792	35,585.8832
01/01/2012 to 12/31/2012	17.323792	18.862322	33,393.9142
01/01/2013 to 12/31/2013	18.862322	24.715332	29,404.3688
01/01/2014 to 12/31/2014	24.715332	27.050404	27,038.4840
01/01/2015 to 12/31/2015	27.050404	26.651185	23,088.5475
01/01/2016 to 04/29/2016	26.651185	26.813137	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class E)
01/01/2011 to 12/31/2011	12.676051	11.959860	1,027,299.5651
01/01/2012 to 12/31/2012	11.959860	13.270583	935,096.9332
01/01/2013 to 12/31/2013	13.270583	17.447529	772,027.7312
01/01/2014 to 12/31/2014	17.447529	18.973811	645,530.0514
01/01/2015 to 12/31/2015	18.973811	19.105426	559,895.7047
01/01/2016 to 12/31/2016	19.105426	20.157035	504,086.0079
01/01/2017 to 12/31/2017	20.157035	23.603074	436,906.2357
01/01/2018 to 12/31/2018	23.603074	23.180125	371,351.4535
01/01/2019 to 12/31/2019	23.180125	29.846783	315,897.0948
01/01/2020 to 12/31/2020	29.846783	32.642584	285,245.5095
216

CONDENSED FINANCIAL INFORMATION (continued)
1.55% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.155181	11.995148	324,999.5625
01/01/2012 to 12/31/2012	11.995148	13.646987	544,829.0387
01/01/2013 to 12/31/2013	13.646987	18.372896	462,359.5514
01/01/2014 to 12/31/2014	18.372896	19.672009	405,129.0160
01/01/2015 to 12/31/2015	19.672009	21.410904	349,058.0769
01/01/2016 to 12/31/2016	21.410904	21.054233	307,976.1702
01/01/2017 to 12/31/2017	21.054233	28.399643	254,753.3264
01/01/2018 to 12/31/2018	28.399643	27.992247	243,147.3140
01/01/2019 to 12/31/2019	27.992247	36.517974	222,723.4888
01/01/2020 to 12/31/2020	36.517974	56.225480	180,032.9003
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.286415	8.046579	434,488.9432
01/01/2012 to 04/27/2012	8.046579	9.047954	0.0000
Loomis Sayles Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.557998	10.681332	30,396.0044
01/01/2012 to 12/31/2012	10.681332	11.661856	27,647.4458
01/01/2013 to 12/31/2013	11.661856	17.037814	27,114.5290
01/01/2014 to 12/31/2014	17.037814	16.932545	23,360.3662
01/01/2015 to 12/31/2015	16.932545	16.910050	20,784.8896
01/01/2016 to 12/31/2016	16.910050	17.656827	20,433.4218
01/01/2017 to 12/31/2017	17.656827	22.025093	16,347.7650
01/01/2018 to 12/31/2018	22.025093	21.745002	11,268.6442
01/01/2019 to 12/31/2019	21.745002	27.086471	10,568.6301
01/01/2020 to 12/31/2020	27.086471	35.748254	9,627.2091
MetLife Aggregate Bond Index Sub-Account (Class G)
04/29/2013 to 12/31/2013	16.459002	15.757749	36,995.0079
01/01/2014 to 12/31/2014	15.757749	16.362498	40,853.4368
01/01/2015 to 12/31/2015	16.362498	16.101757	39,077.4757
01/01/2016 to 12/31/2016	16.101757	16.184897	10,074.0474
01/01/2017 to 12/31/2017	16.184897	16.404789	7,563.9887
01/01/2018 to 12/31/2018	16.404789	16.071783	5,073.0736
01/01/2019 to 12/31/2019	16.071783	17.144829	3,491.4694
01/01/2020 to 12/31/2020	17.144829	18.043313	2,841.1023
MFS ® Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.610579	12.685108	56,327.6986
01/01/2012 to 12/31/2012	12.685108	13.901334	53,846.7338
01/01/2013 to 12/31/2013	13.901334	16.247055	46,624.5283
01/01/2014 to 12/31/2014	16.247055	17.335128	42,390.8038
01/01/2015 to 12/31/2015	17.335128	17.000302	35,483.2699
01/01/2016 to 12/31/2016	17.000302	18.232444	33,500.4514
01/01/2017 to 12/31/2017	18.232444	20.137301	31,407.0399
01/01/2018 to 12/31/2018	20.137301	18.674055	29,492.0498
01/01/2019 to 12/31/2019	18.674055	22.076960	27,666.4692
01/01/2020 to 12/31/2020	22.076960	23.798967	23,381.4733
217

CONDENSED FINANCIAL INFORMATION (continued)
1.55% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MFS ® Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.261268	14.132100	17,344.5879
01/01/2012 to 12/31/2012	14.132100	16.184171	16,364.2397
01/01/2013 to 12/31/2013	16.184171	21.574246	97,607.7969
01/01/2014 to 12/31/2014	21.574246	23.486045	91,526.4498
01/01/2015 to 12/31/2015	23.486045	23.040527	79,534.8769
01/01/2016 to 12/31/2016	23.040527	25.883901	118,408.1360
01/01/2017 to 12/31/2017	25.883901	29.968084	103,876.3246
01/01/2018 to 12/31/2018	29.968084	26.482898	90,662.7328
01/01/2019 to 12/31/2019	26.482898	33.858029	76,746.3758
01/01/2020 to 12/31/2020	33.858029	34.554999	67,044.3191
MFS ® Value Sub-Account (Class B) (formerly Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.862691	8.678933	201,264.2905
01/01/2012 to 12/31/2012	8.678933	9.733885	173,253.4134
01/01/2013 to 04/26/2013	9.733885	10.657517	0.0000
Neuberger Berman Genesis Sub-Account (Class B)
04/29/2013 to 12/31/2013	19.689669	24.563132	61,532.2303
01/01/2014 to 12/31/2014	24.563132	24.112658	55,751.6903
01/01/2015 to 12/31/2015	24.112658	23.832007	42,427.8436
01/01/2016 to 12/31/2016	23.832007	27.781792	32,872.7784
01/01/2017 to 12/31/2017	27.781792	31.592581	29,964.3658
01/01/2018 to 12/31/2018	31.592581	28.931129	23,931.7502
01/01/2019 to 12/31/2019	28.931129	36.862947	25,667.0172
01/01/2020 to 12/31/2020	36.862947	45.280922	24,534.2671
Neuberger Berman Genesis Sub-Account (Class B) (formerly MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	15.374940	14.340195	101,338.5884
01/01/2012 to 12/31/2012	14.340195	14.864760	84,563.8075
01/01/2013 to 04/26/2013	14.864760	16.109809	0.0000
T. Rowe Price Large Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.867398	13.472232	165,852.1545
01/01/2012 to 12/31/2012	13.472232	15.740985	147,469.2941
01/01/2013 to 12/31/2013	15.740985	21.507664	251,683.9892
01/01/2014 to 12/31/2014	21.507664	23.045926	246,563.2527
01/01/2015 to 12/31/2015	23.045926	25.076944	196,554.6495
01/01/2016 to 12/31/2016	25.076944	25.069466	204,086.7472
01/01/2017 to 12/31/2017	25.069466	32.948697	168,420.5147
01/01/2018 to 12/31/2018	32.948697	32.064718	165,108.9409
01/01/2019 to 12/31/2019	32.064718	41.229324	156,314.9328
01/01/2020 to 12/31/2020	41.229324	55.467921	131,055.2433
T. Rowe Price Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.759636	17.740102	33,114.5954
01/01/2012 to 12/31/2012	17.740102	20.244507	29,657.2940
01/01/2013 to 12/31/2013	20.244507	28.738078	23,834.4772
01/01/2014 to 12/31/2014	28.738078	30.176753	21,215.6751
01/01/2015 to 12/31/2015	30.176753	30.444669	19,697.5962
01/01/2016 to 12/31/2016	30.444669	33.418511	18,591.0137
01/01/2017 to 12/31/2017	33.418511	40.321221	16,884.7269
01/01/2018 to 12/31/2018	40.321221	37.005527	15,644.0683
01/01/2019 to 12/31/2019	37.005527	48.401030	14,245.6288
01/01/2020 to 12/31/2020	48.401030	59.113032	13,418.6196
218

CONDENSED FINANCIAL INFORMATION (continued)
1.55% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
VanEck Global Natural Resources Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.752786	15.385924	7,572.2550
01/01/2012 to 12/31/2012	15.385924	15.538597	7,769.1703
01/01/2013 to 12/31/2013	15.538597	16.945060	15,135.0075
01/01/2014 to 12/31/2014	16.945060	13.543729	19,102.5613
01/01/2015 to 12/31/2015	13.543729	8.966866	22,620.1173
01/01/2016 to 12/31/2016	8.966866	12.690791	15,938.0666
01/01/2017 to 12/31/2017	12.690791	12.403550	17,378.9585
01/01/2018 to 12/31/2018	12.403550	8.688229	17,638.1914
01/01/2019 to 12/31/2019	8.688229	9.611099	16,484.4852
01/01/2020 to 12/31/2020	9.611099	11.466972	15,387.2692
Western Asset Management Strategic Bond Opportunities Sub-Account (Class A)
05/02/2016 to 12/31/2016	30.568259	31.705488	2,295.0427
01/01/2017 to 12/31/2017	31.705488	33.787582	2,011.1706
01/01/2018 to 12/31/2018	33.787582	32.001856	1,937.9165
01/01/2019 to 12/31/2019	32.001856	36.074574	1,744.8657
01/01/2020 to 12/31/2020	36.074574	37.974538	1,536.1912
Western Asset Management Strategic Bond Opportunities Sub-Account (Class A) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class A))
01/01/2011 to 12/31/2011	25.185555	25.699107	4,190.1282
01/01/2012 to 12/31/2012	25.699107	28.243184	4,173.0994
01/01/2013 to 12/31/2013	28.243184	28.238359	3,605.2230
01/01/2014 to 12/31/2014	28.238359	29.078492	3,494.9556
01/01/2015 to 12/31/2015	29.078492	28.260285	3,393.1544
01/01/2016 to 04/29/2016	28.260285	28.972708	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
05/02/2016 to 12/31/2016	29.039245	30.090112	206,291.0521
01/01/2017 to 12/31/2017	30.090112	31.978866	182,847.5949
01/01/2018 to 12/31/2018	31.978866	30.217360	161,361.5785
01/01/2019 to 12/31/2019	30.217360	33.987699	151,664.4072
01/01/2020 to 12/31/2020	33.987699	35.676568	141,325.5586
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (formerly Met Investors Series Trust - Lord Abbett Bond Debenture Sub-Account (Class B))
01/01/2011 to 12/31/2011	23.100413	23.760160	363,408.0986
01/01/2012 to 12/31/2012	23.760160	26.421594	324,381.2024
01/01/2013 to 12/31/2013	26.421594	28.090996	292,012.0085
01/01/2014 to 12/31/2014	28.090996	28.994604	251,190.3341
01/01/2015 to 12/31/2015	28.994604	27.927877	223,421.9125
01/01/2016 to 04/29/2016	27.927877	28.762516	0.0000
Franklin Templeton Variable Insurance Products Trust
Templeton Foreign VIP Sub-Account (Class 2)
01/01/2011 to 12/31/2011	13.529051	11.904603	126,515.1475
01/01/2012 to 12/31/2012	11.904603	13.857607	116,741.7349
01/01/2013 to 12/31/2013	13.857607	16.778798	111,694.7970
01/01/2014 to 12/31/2014	16.778798	14.681617	102,754.9015
01/01/2015 to 12/31/2015	14.681617	13.517184	103,421.3086
01/01/2016 to 12/31/2016	13.517184	14.264251	100,359.3316
01/01/2017 to 12/31/2017	14.264251	16.390123	90,322.3101
01/01/2018 to 12/31/2018	16.390123	13.644744	94,048.3125
01/01/2019 to 12/31/2019	13.644744	15.118140	91,916.4907
01/01/2020 to 12/31/2020	15.118140	14.712597	95,413.7599
219

CONDENSED FINANCIAL INFORMATION (continued)
1.55% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Putnam Variable Trust
Putnam VT Equity Income Sub-Account (Class IB)
01/01/2011 to 12/31/2011	15.424136	15.479208	9,092.1975
01/01/2012 to 12/31/2012	15.479208	18.181958	8,330.8612
01/01/2013 to 12/31/2013	18.181958	23.705602	7,068.1518
01/01/2014 to 12/31/2014	23.705602	26.296098	5,352.1641
01/01/2015 to 12/31/2015	26.296098	25.103810	4,288.9283
01/01/2016 to 12/31/2016	25.103810	28.090193	4,000.0116
01/01/2017 to 12/31/2017	28.090193	32.851872	3,759.1871
01/01/2018 to 12/31/2018	32.851872	29.598177	3,406.9747
01/01/2019 to 12/31/2019	29.598177	38.003806	3,170.9371
01/01/2020 to 12/31/2020	38.003806	39.588792	1,811.0260
220

CONDENSED FINANCIAL INFORMATION (continued)
CLASS B
1.65% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. International Growth Sub-Account (Series I)
01/01/2011 to 12/31/2011	17.511963	16.064605	13,543.8777
01/01/2012 to 12/31/2012	16.064605	18.254602	12,162.0005
01/01/2013 to 12/31/2013	18.254602	21.370000	9,093.5691
01/01/2014 to 12/31/2014	21.370000	21.089918	8,808.5184
01/01/2015 to 12/31/2015	21.089918	20.258610	7,479.1686
01/01/2016 to 12/31/2016	20.258610	19.837083	6,221.3862
01/01/2017 to 12/31/2017	19.837083	24.002006	6,396.5272
01/01/2018 to 12/31/2018	24.002006	20.071516	5,675.0534
01/01/2019 to 12/31/2019	20.071516	25.384224	5,204.0899
01/01/2020 to 12/31/2020	25.384224	28.461973	4,709.7350
American Funds Insurance Series®
American Funds Global Growth Sub-Account (Class 2)
01/01/2011 to 12/31/2011	26.623489	23.861454	25,349.4634
01/01/2012 to 12/31/2012	23.861454	28.764307	27,898.0226
01/01/2013 to 12/31/2013	28.764307	36.549240	28,790.1235
01/01/2014 to 12/31/2014	36.549240	36.782723	26,646.8490
01/01/2015 to 12/31/2015	36.782723	38.690611	23,446.9237
01/01/2016 to 12/31/2016	38.690611	38.293830	20,558.5723
01/01/2017 to 12/31/2017	38.293830	49.523694	19,445.9516
01/01/2018 to 12/31/2018	49.523694	44.303707	20,052.3079
01/01/2019 to 12/31/2019	44.303707	58.952169	17,931.8946
01/01/2020 to 12/31/2020	58.952169	75.650603	13,803.5286
American Funds Global Small Capitalization Sub-Account (Class 2)
01/01/2011 to 12/31/2011	30.124654	23.959400	4,221.0181
01/01/2012 to 12/31/2012	23.959400	27.849093	5,696.5579
01/01/2013 to 12/31/2013	27.849093	35.140140	5,274.2630
01/01/2014 to 12/31/2014	35.140140	35.298744	4,801.3951
01/01/2015 to 12/31/2015	35.298744	34.813279	4,216.1887
01/01/2016 to 12/31/2016	34.813279	34.962125	3,959.1372
01/01/2017 to 12/31/2017	34.962125	43.297239	3,612.8199
01/01/2018 to 12/31/2018	43.297239	38.092846	3,481.4916
01/01/2019 to 12/31/2019	38.092846	49.279290	3,361.3399
01/01/2020 to 12/31/2020	49.279290	62.877755	3,383.5651
American Funds Growth Sub-Account (Class 2)
01/01/2011 to 12/31/2011	146.770040	138.198287	5,454.0285
01/01/2012 to 12/31/2012	138.198287	160.244109	5,654.6641
01/01/2013 to 12/31/2013	160.244109	205.070632	5,158.0900
01/01/2014 to 12/31/2014	205.070632	218.878686	4,641.7582
01/01/2015 to 12/31/2015	218.878686	230.062068	3,962.5765
01/01/2016 to 12/31/2016	230.062068	247.768141	3,906.1686
01/01/2017 to 12/31/2017	247.768141	312.681024	3,201.6386
01/01/2018 to 12/31/2018	312.681024	306.774891	2,994.2638
01/01/2019 to 12/31/2019	306.774891	394.616795	2,860.8549
01/01/2020 to 12/31/2020	394.616795	590.297094	2,797.0195
221

CONDENSED FINANCIAL INFORMATION (continued)
1.65% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Funds Trust I
AB Global Dynamic Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.193556	10.523925	23,150.1404
01/01/2013 to 12/31/2013	10.523925	11.505530	36,296.3676
01/01/2014 to 12/31/2014	11.505530	12.148862	38,075.9934
01/01/2015 to 12/31/2015	12.148862	12.019266	29,361.1518
01/01/2016 to 12/31/2016	12.019266	12.247718	16,662.3762
01/01/2017 to 12/31/2017	12.247718	13.688555	15,409.8922
01/01/2018 to 12/31/2018	13.688555	12.524929	15,726.1556
01/01/2019 to 12/31/2019	12.524929	14.546761	15,057.9836
01/01/2020 to 12/31/2020	14.546761	15.178890	15,246.4960
AQR Global Risk Balanced Sub-Account (Class B)
04/30/2012 to 12/31/2012	11.124600	11.511758	50,000.7473
01/01/2013 to 12/31/2013	11.511758	10.939356	48,950.7582
01/01/2014 to 12/31/2014	10.939356	11.190495	39,458.9681
01/01/2015 to 12/31/2015	11.190495	9.953575	30,963.8497
01/01/2016 to 12/31/2016	9.953575	10.668050	29,444.4631
01/01/2017 to 12/31/2017	10.668050	11.522604	34,378.6260
01/01/2018 to 12/31/2018	11.522604	10.613508	37,413.0795
01/01/2019 to 12/31/2019	10.613508	12.519189	35,129.2923
01/01/2020 to 12/31/2020	12.519189	12.686201	33,106.0907
BlackRock Global Tactical Strategies Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.949122	10.254082	40,627.4999
01/01/2013 to 12/31/2013	10.254082	11.126036	98,345.1228
01/01/2014 to 12/31/2014	11.126036	11.591394	97,126.7225
01/01/2015 to 12/31/2015	11.591394	11.389303	87,315.7295
01/01/2016 to 12/31/2016	11.389303	11.699377	83,224.0683
01/01/2017 to 12/31/2017	11.699377	13.040034	72,986.9899
01/01/2018 to 12/31/2018	13.040034	11.904063	65,403.0312
01/01/2019 to 12/31/2019	11.904063	14.124373	52,432.0405
01/01/2020 to 12/31/2020	14.124373	14.491497	48,945.6667
BlackRock High Yield Sub-Account (Class B)
01/01/2011 to 12/31/2011	20.033380	20.168240	30,105.1747
01/01/2012 to 12/31/2012	20.168240	23.118155	34,319.3431
01/01/2013 to 12/31/2013	23.118155	24.862243	45,700.9973
01/01/2014 to 12/31/2014	24.862243	25.261255	44,085.8275
01/01/2015 to 12/31/2015	25.261255	23.842215	43,191.3720
01/01/2016 to 12/31/2016	23.842215	26.730246	40,508.2596
01/01/2017 to 12/31/2017	26.730246	28.334305	42,676.5208
01/01/2018 to 12/31/2018	28.334305	27.067324	40,856.8289
01/01/2019 to 12/31/2019	27.067324	30.578944	39,665.9774
01/01/2020 to 12/31/2020	30.578944	32.334919	34,447.6753
Brighthouse Asset Allocation 100 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.426466	10.590647	1,475,021.8225
01/01/2012 to 12/31/2012	10.590647	12.160401	1,278,085.9257
01/01/2013 to 12/31/2013	12.160401	15.490933	1,155,739.8757
01/01/2014 to 12/31/2014	15.490933	16.012798	1,011,415.4208
01/01/2015 to 12/31/2015	16.012798	15.434431	908,458.2839
01/01/2016 to 12/31/2016	15.434431	16.544930	867,799.5647
01/01/2017 to 12/31/2017	16.544930	20.007527	795,664.1929
01/01/2018 to 12/31/2018	20.007527	17.697615	701,627.6423
01/01/2019 to 12/31/2019	17.697615	22.192017	521,631.3413
01/01/2020 to 12/31/2020	22.192017	25.956158	462,419.9392
222

CONDENSED FINANCIAL INFORMATION (continued)
1.65% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Balanced Plus Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.976006	10.421339	59,460.1030
01/01/2013 to 12/31/2013	10.421339	11.723002	112,796.5477
01/01/2014 to 12/31/2014	11.723002	12.643725	123,840.1809
01/01/2015 to 12/31/2015	12.643725	11.928444	194,041.3172
01/01/2016 to 12/31/2016	11.928444	12.714734	163,790.0448
01/01/2017 to 12/31/2017	12.714734	14.800162	154,189.5833
01/01/2018 to 12/31/2018	14.800162	13.484905	137,662.0786
01/01/2019 to 12/31/2019	13.484905	16.390046	131,432.7884
01/01/2020 to 12/31/2020	16.390046	18.139734	118,769.4759
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.427597	9.938069	323,403.4527
01/01/2012 to 12/31/2012	9.938069	11.621652	288,183.6798
01/01/2013 to 12/31/2013	11.621652	10.862041	274,993.3699
01/01/2014 to 12/31/2014	10.862041	9.987536	275,583.2739
01/01/2015 to 12/31/2015	9.987536	8.467047	266,437.2249
01/01/2016 to 12/31/2016	8.467047	9.286443	242,083.8969
01/01/2017 to 12/31/2017	9.286443	11.722673	259,703.5764
01/01/2018 to 12/31/2018	11.722673	9.894641	250,763.4154
01/01/2019 to 12/31/2019	9.894641	11.752206	224,604.7639
01/01/2020 to 12/31/2020	11.752206	14.714966	213,613.6796
Brighthouse/Franklin Low Duration Total Return Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.987741	9.750493	100,515.5377
01/01/2012 to 12/31/2012	9.750493	10.011875	99,181.1616
01/01/2013 to 12/31/2013	10.011875	9.962344	129,648.9158
01/01/2014 to 12/31/2014	9.962344	9.902968	132,106.8158
01/01/2015 to 12/31/2015	9.902968	9.680273	191,841.6085
01/01/2016 to 12/31/2016	9.680273	9.820221	161,330.0475
01/01/2017 to 12/31/2017	9.820221	9.788588	149,893.0892
01/01/2018 to 12/31/2018	9.788588	9.669559	131,410.7084
01/01/2019 to 12/31/2019	9.669559	9.952263	117,956.6732
01/01/2020 to 12/31/2020	9.952263	9.996813	114,942.2047
Brighthouse/Templeton International Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.150119	11.912168	0.0000
01/01/2012 to 12/31/2012	11.912168	13.390224	0.0000
01/01/2013 to 12/31/2013	13.390224	13.307738	0.0000
01/01/2014 to 12/31/2014	13.307738	13.239254	0.0000
01/01/2015 to 12/31/2015	13.239254	12.480860	0.0000
01/01/2016 to 12/31/2016	12.480860	12.383990	0.0000
01/01/2017 to 12/31/2017	12.383990	12.198918	0.0000
01/01/2018 to 12/31/2018	12.198918	12.118583	0.0000
01/01/2019 to 12/31/2019	12.118583	12.059450	0.0000
01/01/2020 to 12/31/2020	12.059450	11.160883	1,257.6597
Brighthouse/Wellington Large Cap Research Sub-Account (Class B)
01/01/2011 to 12/31/2011	9.097021	8.964130	1,510.1700
01/01/2012 to 12/31/2012	8.964130	9.991239	6,501.5301
01/01/2013 to 12/31/2013	9.991239	13.186457	5,456.9559
01/01/2014 to 12/31/2014	13.186457	14.710610	1,204.3463
01/01/2015 to 12/31/2015	14.710610	15.108065	1,131.3280
01/01/2016 to 12/31/2016	15.108065	16.078082	0.0000
01/01/2017 to 12/31/2017	16.078082	19.270257	0.0000
01/01/2018 to 12/31/2018	19.270257	17.740430	0.0000
01/01/2019 to 12/31/2019	17.740430	22.981962	0.0000
01/01/2020 to 12/31/2020	22.981962	27.585130	0.0000
223

CONDENSED FINANCIAL INFORMATION (continued)
1.65% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Clarion Global Real Estate Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.025858	13.026028	215,937.4181
01/01/2012 to 12/31/2012	13.026028	16.141583	204,531.3882
01/01/2013 to 12/31/2013	16.141583	16.440377	185,105.4259
01/01/2014 to 12/31/2014	16.440377	18.316874	172,852.7576
01/01/2015 to 12/31/2015	18.316874	17.764593	156,830.1865
01/01/2016 to 12/31/2016	17.764593	17.626625	143,654.5400
01/01/2017 to 12/31/2017	17.626625	19.202089	137,708.4546
01/01/2018 to 12/31/2018	19.202089	17.253233	130,014.3775
01/01/2019 to 12/31/2019	17.253233	21.181473	111,599.7025
01/01/2020 to 12/31/2020	21.181473	19.788581	115,107.2771
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010672	1.046190	669,786.3310
01/01/2013 to 12/31/2013	1.046190	1.048221	504,790.7826
01/01/2014 to 12/31/2014	1.048221	1.088609	425,075.7141
01/01/2015 to 12/31/2015	1.088609	1.025766	332,709.3010
01/01/2016 to 12/31/2016	1.025766	1.127200	433,994.3783
01/01/2017 to 12/31/2017	1.127200	1.219689	466,716.1674
01/01/2018 to 12/31/2018	1.219689	1.122424	384,784.7934
01/01/2019 to 12/31/2019	1.122424	1.272755	336,240.3993
01/01/2020 to 12/31/2020	1.272755	1.378767	326,290.7301
Invesco Comstock Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.155246	9.843209	308,485.8477
01/01/2012 to 12/31/2012	9.843209	11.474433	247,968.6637
01/01/2013 to 12/31/2013	11.474433	15.281396	261,124.0450
01/01/2014 to 12/31/2014	15.281396	16.431078	233,052.5696
01/01/2015 to 12/31/2015	16.431078	15.197128	211,879.3213
01/01/2016 to 12/31/2016	15.197128	17.534217	195,248.3299
01/01/2017 to 12/31/2017	17.534217	20.356309	174,399.9487
01/01/2018 to 12/31/2018	20.356309	17.587704	148,085.3095
01/01/2019 to 12/31/2019	17.587704	21.617208	134,894.1987
01/01/2020 to 12/31/2020	21.617208	21.154887	134,175.6070
Invesco Global Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.048102	16.261067	21,651.3021
01/01/2012 to 12/31/2012	16.261067	19.380368	19,587.9286
01/01/2013 to 12/31/2013	19.380368	24.231996	46,423.7834
01/01/2014 to 12/31/2014	24.231996	24.346062	41,009.0834
01/01/2015 to 12/31/2015	24.346062	24.890113	41,727.0442
01/01/2016 to 12/31/2016	24.890113	24.539343	38,615.0107
01/01/2017 to 12/31/2017	24.539343	33.006345	35,676.9655
01/01/2018 to 12/31/2018	33.006345	28.195963	33,083.8655
01/01/2019 to 12/31/2019	28.195963	36.489545	28,970.9168
01/01/2020 to 12/31/2020	36.489545	45.790996	24,927.9802
Invesco Global Equity Sub-Account (Class B) (formerly Met/Templeton Growth Sub-Account (Class B) and before that Franklin Templeton Variable Insurance Products Trust - Templeton Growth Securities Sub-Account (Class 2))

01/01/2011 to 04/29/2011	15.341169	17.102182	0.0000
Invesco Global Equity Sub-Account (Class B) (formerly Met/Templeton Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.059448	8.296852	63,681.6963
01/01/2012 to 12/31/2012	8.296852	9.973212	58,342.1036
01/01/2013 to 04/26/2013	9.973212	10.594142	0.0000
224

CONDENSED FINANCIAL INFORMATION (continued)
1.65% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012726	1.048233	253,930.9724
01/01/2013 to 12/31/2013	1.048233	1.144363	340,694.7303
01/01/2014 to 12/31/2014	1.144363	1.204158	373,318.1139
01/01/2015 to 12/31/2015	1.204158	1.195044	364,349.3775
01/01/2016 to 12/31/2016	1.195044	1.209612	270,311.4234
01/01/2017 to 12/31/2017	1.209612	1.388072	285,053.7322
01/01/2018 to 12/31/2018	1.388072	1.267101	280,198.0232
01/01/2019 to 12/31/2019	1.267101	1.457163	276,028.5045
01/01/2020 to 12/31/2020	1.457163	1.608488	276,456.5623
JPMorgan Global Active Allocation Sub-Account (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996816	1.038614	0.0000
01/01/2015 to 12/31/2015	1.038614	1.011568	0.0000
01/01/2016 to 12/31/2016	1.011568	1.014864	4,948.2984
01/01/2017 to 12/31/2017	1.014864	1.152921	5,065.5258
01/01/2018 to 04/30/2018	1.152921	1.123418	0.0000
JPMorgan Small Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.491671	12.777942	10,242.7930
01/01/2012 to 12/31/2012	12.777942	14.498066	12,659.4681
01/01/2013 to 12/31/2013	14.498066	18.952975	12,055.3217
01/01/2014 to 12/31/2014	18.952975	19.457746	6,831.9918
01/01/2015 to 12/31/2015	19.457746	17.716621	5,516.5106
01/01/2016 to 12/31/2016	17.716621	22.743197	5,406.5260
01/01/2017 to 12/31/2017	22.743197	23.113063	3,593.1829
01/01/2018 to 12/31/2018	23.113063	19.570974	3,291.9245
01/01/2019 to 12/31/2019	19.570974	22.936445	3,243.7237
01/01/2020 to 12/31/2020	22.936445	23.939417	3,328.3485
Loomis Sayles Growth Sub-Account (Class B)
05/02/2011 to 12/31/2011	8.275005	7.488041	959,691.6583
01/01/2012 to 12/31/2012	7.488041	8.727953	829,658.2845
01/01/2013 to 12/31/2013	8.727953	12.500172	705,742.6383
01/01/2014 to 12/31/2014	12.500172	14.618625	624,157.2520
01/01/2015 to 12/31/2015	14.618625	13.798955	562,161.4499
01/01/2016 to 12/31/2016	13.798955	13.936968	522,921.7527
01/01/2017 to 12/31/2017	13.936968	16.233232	460,210.6239
01/01/2018 to 12/31/2018	16.233232	14.839159	409,448.2633
01/01/2019 to 12/31/2019	14.839159	18.036557	379,142.9532
01/01/2020 to 12/31/2020	18.036557	23.458442	315,516.4803
Loomis Sayles Growth Sub-Account (Class B) (formerly Legg Mason Value Equity Sub-Account (Class B))
01/01/2011 to 04/29/2011	6.591246	7.002829	0.0000
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	1.078419	1.125733	129,725.2076
01/01/2014 to 12/31/2014	1.125733	1.209859	137,530.2281
01/01/2015 to 12/31/2015	1.209859	1.175638	480,043.6599
01/01/2016 to 12/31/2016	1.175638	1.206835	63,522.7118
01/01/2017 to 12/31/2017	1.206835	1.371663	15,853.6770
01/01/2018 to 12/31/2018	1.371663	1.252157	61,309.7319
01/01/2019 to 12/31/2019	1.252157	1.499074	50,252.8124
01/01/2020 to 12/31/2020	1.499074	1.571174	45,211.8067
225

CONDENSED FINANCIAL INFORMATION (continued)
1.65% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MFS ® Research International Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.208054	12.484782	811,492.2697
01/01/2012 to 12/31/2012	12.484782	14.338294	687,157.9602
01/01/2013 to 12/31/2013	14.338294	16.822371	610,656.1413
01/01/2014 to 12/31/2014	16.822371	15.397104	578,378.3784
01/01/2015 to 12/31/2015	15.397104	14.876468	518,716.6335
01/01/2016 to 12/31/2016	14.876468	14.504927	482,548.3651
01/01/2017 to 12/31/2017	14.504927	18.285457	403,156.8109
01/01/2018 to 12/31/2018	18.285457	15.467376	374,336.4945
01/01/2019 to 12/31/2019	15.467376	19.522106	349,026.8005
01/01/2020 to 12/31/2020	19.522106	21.701255	323,542.7514
Morgan Stanley Discovery Sub-Account (Class B) (formerly Morgan Stanley Mid Cap Growth Sub-Account (Class B) and before that Van Kampen Mid Cap Growth Sub-Account (Class B) and before that Lord Abbett Growth Opportunities Sub-Account (Class B))

01/01/2011 to 12/31/2011	13.547381	12.403682	192,479.8321
01/01/2012 to 12/31/2012	12.403682	13.332013	172,098.7118
01/01/2013 to 12/31/2013	13.332013	18.231471	154,467.2395
01/01/2014 to 12/31/2014	18.231471	18.114972	135,975.3189
01/01/2015 to 12/31/2015	18.114972	16.923516	124,559.8235
01/01/2016 to 12/31/2016	16.923516	15.238206	119,413.0994
01/01/2017 to 12/31/2017	15.238206	20.972300	105,314.0058
01/01/2018 to 12/31/2018	20.972300	22.721060	100,912.6669
01/01/2019 to 12/31/2019	22.721060	31.317880	93,558.9230
01/01/2020 to 12/31/2020	31.317880	77.972570	78,795.7142
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999774	1.033802	0.0000
01/01/2015 to 12/31/2015	1.033802	0.961188	0.0000
01/01/2016 to 12/31/2016	0.961188	1.050626	51,980.2756
01/01/2017 to 12/31/2017	1.050626	1.163676	0.0000
01/01/2018 to 12/31/2018	1.163676	1.057636	0.0000
01/01/2019 to 12/31/2019	1.057636	1.269142	0.0000
01/01/2020 to 12/31/2020	1.269142	1.396221	0.0000
PIMCO Inflation Protected Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.514326	14.774818	336,942.7620
01/01/2012 to 12/31/2012	14.774818	15.858800	293,165.4416
01/01/2013 to 12/31/2013	15.858800	14.152398	264,576.1643
01/01/2014 to 12/31/2014	14.152398	14.323547	247,595.1862
01/01/2015 to 12/31/2015	14.323547	13.650960	220,205.9480
01/01/2016 to 12/31/2016	13.650960	14.096791	205,754.8555
01/01/2017 to 12/31/2017	14.096791	14.347587	173,956.5926
01/01/2018 to 12/31/2018	14.347587	13.771552	160,690.4891
01/01/2019 to 12/31/2019	13.771552	14.666525	129,767.2775
01/01/2020 to 12/31/2020	14.666525	16.090969	127,148.5799
PIMCO Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.984943	16.222440	1,653,302.6824
01/01/2012 to 12/31/2012	16.222440	17.434855	1,568,092.3363
01/01/2013 to 12/31/2013	17.434855	16.821055	1,338,467.6090
01/01/2014 to 12/31/2014	16.821055	17.239364	1,249,745.7591
01/01/2015 to 12/31/2015	17.239364	16.958101	1,139,096.3594
01/01/2016 to 12/31/2016	16.958101	17.115911	1,047,793.8203
01/01/2017 to 12/31/2017	17.115911	17.594330	988,365.5054
01/01/2018 to 12/31/2018	17.594330	17.265067	928,039.9091
01/01/2019 to 12/31/2019	17.265067	18.419568	873,104.2914
01/01/2020 to 12/31/2020	18.419568	19.659767	792,899.6526
226

CONDENSED FINANCIAL INFORMATION (continued)
1.65% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Schroders Global Multi-Asset Sub-Account (Class B) (formerly Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.215398	10.734370	21,814.0123
01/01/2014 to 12/31/2014	10.734370	11.471089	32,324.1856
01/01/2015 to 12/31/2015	11.471089	11.142169	47,549.7013
01/01/2016 to 12/31/2016	11.142169	11.460248	26,146.1179
01/01/2017 to 12/31/2017	11.460248	13.130110	8,138.4692
01/01/2018 to 04/30/2018	13.130110	12.547627	0.0000
Schroders Global Multi-Asset Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010704	1.066315	298,319.2848
01/01/2013 to 12/31/2013	1.066315	1.154916	156,767.4677
01/01/2014 to 12/31/2014	1.154916	1.223934	150,451.6988
01/01/2015 to 12/31/2015	1.223934	1.193322	136,253.4070
01/01/2016 to 12/31/2016	1.193322	1.240150	118,794.2418
01/01/2017 to 12/31/2017	1.240150	1.394309	82,628.1236
01/01/2018 to 12/31/2018	1.394309	1.242129	92,596.6300
01/01/2019 to 12/31/2019	1.242129	1.484398	75,708.8009
01/01/2020 to 12/31/2020	1.484398	1.490813	53,123.4526
SSGA Growth and Income ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.530272	11.462321	522,587.2322
01/01/2012 to 12/31/2012	11.462321	12.721967	482,602.3095
01/01/2013 to 12/31/2013	12.721967	14.132010	467,216.0600
01/01/2014 to 12/31/2014	14.132010	14.708639	406,843.8429
01/01/2015 to 12/31/2015	14.708639	14.183895	353,688.4821
01/01/2016 to 12/31/2016	14.183895	14.758774	321,305.6326
01/01/2017 to 12/31/2017	14.758774	16.820429	274,167.6764
01/01/2018 to 12/31/2018	16.820429	15.465036	250,423.6685
01/01/2019 to 12/31/2019	15.465036	18.194923	229,727.5670
01/01/2020 to 12/31/2020	18.194923	19.655144	218,534.6789
SSGA Growth ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.113919	10.699652	153,429.2823
01/01/2012 to 12/31/2012	10.699652	12.105646	145,000.0383
01/01/2013 to 12/31/2013	12.105646	14.059551	142,856.3683
01/01/2014 to 12/31/2014	14.059551	14.573355	138,199.5291
01/01/2015 to 12/31/2015	14.573355	14.003571	131,576.0840
01/01/2016 to 12/31/2016	14.003571	14.722029	118,592.7938
01/01/2017 to 12/31/2017	14.722029	17.325486	102,849.4164
01/01/2018 to 12/31/2018	17.325486	15.549850	75,163.3854
01/01/2019 to 12/31/2019	15.549850	18.728205	69,888.5662
01/01/2020 to 12/31/2020	18.728205	20.401002	67,701.5561
T. Rowe Price Large Cap Value Sub-Account (Class A)
01/01/2011 to 12/31/2011	47.509158	44.972368	81,906.1511
01/01/2012 to 12/31/2012	44.972368	52.315042	73,267.2927
01/01/2013 to 12/31/2013	52.315042	69.001742	61,927.3592
01/01/2014 to 12/31/2014	69.001742	77.080006	57,354.4721
01/01/2015 to 12/31/2015	77.080006	73.307050	50,484.2551
01/01/2016 to 12/31/2016	73.307050	83.791628	44,255.8066
01/01/2017 to 12/31/2017	83.791628	96.658147	40,339.7780
01/01/2018 to 12/31/2018	96.658147	86.556394	37,402.2156
01/01/2019 to 12/31/2019	86.556394	107.970112	35,040.0924
01/01/2020 to 12/31/2020	107.970112	109.541343	34,474.4941
227

CONDENSED FINANCIAL INFORMATION (continued)
1.65% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
T. Rowe Price Large Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	47.839303	45.170832	618,072.9799
01/01/2012 to 12/31/2012	45.170832	52.415371	547,941.5018
01/01/2013 to 12/31/2013	52.415371	68.971868	468,775.4611
01/01/2014 to 12/31/2014	68.971868	76.853157	420,126.1036
01/01/2015 to 12/31/2015	76.853157	72.884627	373,849.2811
01/01/2016 to 12/31/2016	72.884627	83.122416	335,978.8179
01/01/2017 to 12/31/2017	83.122416	95.624063	293,871.1615
01/01/2018 to 12/31/2018	95.624063	85.436717	258,194.4916
01/01/2019 to 12/31/2019	85.436717	106.322828	232,031.4239
01/01/2020 to 12/31/2020	106.322828	107.579058	217,181.4480
T. Rowe Price Mid Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.227279	9.894490	733,821.4112
01/01/2012 to 12/31/2012	9.894490	11.063337	658,232.3926
01/01/2013 to 12/31/2013	11.063337	14.862995	606,844.5772
01/01/2014 to 12/31/2014	14.862995	16.487394	542,874.2550
01/01/2015 to 12/31/2015	16.487394	17.299874	505,163.8054
01/01/2016 to 12/31/2016	17.299874	18.074487	466,167.9028
01/01/2017 to 12/31/2017	18.074487	22.178832	428,093.4062
01/01/2018 to 12/31/2018	22.178832	21.335836	363,920.3686
01/01/2019 to 12/31/2019	21.335836	27.506880	314,178.2317
01/01/2020 to 12/31/2020	27.506880	33.526453	273,838.1569
Victory Sycamore Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	25.235389	23.905232	376,060.7178
01/01/2012 to 12/31/2012	23.905232	26.967694	331,954.8656
01/01/2013 to 12/31/2013	26.967694	34.565396	282,119.9241
01/01/2014 to 12/31/2014	34.565396	37.278435	247,815.7705
01/01/2015 to 12/31/2015	37.278435	33.375015	226,914.5606
01/01/2016 to 12/31/2016	33.375015	37.918704	212,644.4732
01/01/2017 to 12/31/2017	37.918704	40.834063	198,016.3419
01/01/2018 to 12/31/2018	40.834063	36.086785	179,774.6647
01/01/2019 to 12/31/2019	36.086785	45.784895	165,375.5318
01/01/2020 to 12/31/2020	45.784895	48.473831	158,257.7472
Western Asset Management Government Income Sub-Account (Class B) (formerly Fidelity Institutional Asset Management® Government Income Sub-Account (Class B))
04/30/2012 to 12/31/2012	10.745460	10.893314	4,955.6568
01/01/2013 to 12/31/2013	10.893314	10.230778	3,513.9544
01/01/2014 to 12/31/2014	10.230778	10.823809	3,495.1243
01/01/2015 to 12/31/2015	10.823809	10.692470	4,064.0709
01/01/2016 to 12/31/2016	10.692470	10.656040	3,732.9291
01/01/2017 to 12/31/2017	10.656040	10.754653	4,492.5539
01/01/2018 to 12/31/2018	10.754653	10.570832	4,442.3215
01/01/2019 to 12/31/2019	10.570832	11.177020	3,761.8091
01/01/2020 to 12/31/2020	11.177020	11.837618	3,929.8417
228

CONDENSED FINANCIAL INFORMATION (continued)
1.65% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Funds Trust II
Baillie Gifford International Stock Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.469721	11.367781	41,896.5184
01/01/2012 to 12/31/2012	11.367781	13.346288	39,155.2083
01/01/2013 to 12/31/2013	13.346288	15.115190	61,158.8364
01/01/2014 to 12/31/2014	15.115190	14.370740	56,692.1644
01/01/2015 to 12/31/2015	14.370740	13.828798	55,883.9822
01/01/2016 to 12/31/2016	13.828798	14.289529	46,355.1907
01/01/2017 to 12/31/2017	14.289529	18.960630	29,833.5030
01/01/2018 to 12/31/2018	18.960630	15.442563	22,823.7271
01/01/2019 to 12/31/2019	15.442563	20.112374	21,991.2674
01/01/2020 to 12/31/2020	20.112374	24.977317	18,178.7848
BlackRock Bond Income Sub-Account (Class B)
01/01/2011 to 12/31/2011	49.376805	51.632937	32,925.3476
01/01/2012 to 12/31/2012	51.632937	54.481531	31,458.1362
01/01/2013 to 12/31/2013	54.481531	53.049924	30,186.1530
01/01/2014 to 12/31/2014	53.049924	55.735312	32,459.0448
01/01/2015 to 12/31/2015	55.735312	55.010026	34,710.0384
01/01/2016 to 12/31/2016	55.010026	55.660314	37,317.0778
01/01/2017 to 12/31/2017	55.660314	56.859116	37,527.1356
01/01/2018 to 12/31/2018	56.859116	55.579469	36,425.0982
01/01/2019 to 12/31/2019	55.579469	59.892676	36,916.3747
01/01/2020 to 12/31/2020	59.892676	63.820500	34,646.3966
BlackRock Capital Appreciation Sub-Account (Class A)
01/01/2011 to 12/31/2011	12.917949	11.570182	44,822.6028
01/01/2012 to 12/31/2012	11.570182	13.015476	41,808.4431
01/01/2013 to 12/31/2013	13.015476	17.183484	29,276.8822
01/01/2014 to 12/31/2014	17.183484	18.406213	27,631.3870
01/01/2015 to 12/31/2015	18.406213	19.241812	27,571.9499
01/01/2016 to 12/31/2016	19.241812	18.943067	25,941.2792
01/01/2017 to 12/31/2017	18.943067	24.956540	23,960.7771
01/01/2018 to 12/31/2018	24.956540	25.140972	25,158.4059
01/01/2019 to 12/31/2019	25.140972	32.853767	23,257.0725
01/01/2020 to 12/31/2020	32.853767	45.455823	18,602.3147
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.323729	10.155238	1,214,459.0350
01/01/2012 to 12/31/2012	10.155238	9.988143	892,305.6608
01/01/2013 to 12/31/2013	9.988143	9.824685	577,217.0945
01/01/2014 to 12/31/2014	9.824685	9.663903	522,085.6698
01/01/2015 to 12/31/2015	9.663903	9.505751	508,022.1074
01/01/2016 to 12/31/2016	9.505751	9.360674	373,780.6395
01/01/2017 to 12/31/2017	9.360674	9.266338	300,102.0871
01/01/2018 to 12/31/2018	9.266338	9.255039	267,669.4661
01/01/2019 to 12/31/2019	9.255039	9.274559	207,926.4089
01/01/2020 to 12/31/2020	9.274559	9.139898	225,027.2112
Brighthouse Asset Allocation 20 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.636606	13.883247	14,939.6581
01/01/2015 to 12/31/2015	13.883247	13.576085	42,547.6687
01/01/2016 to 12/31/2016	13.576085	13.958866	39,243.4680
01/01/2017 to 12/31/2017	13.958866	14.682942	43,961.5865
01/01/2018 to 12/31/2018	14.682942	14.064273	43,182.5402
01/01/2019 to 12/31/2019	14.064273	15.457744	35,918.9367
01/01/2020 to 12/31/2020	15.457744	16.651090	35,542.4407
229

CONDENSED FINANCIAL INFORMATION (continued)
1.65% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Defensive Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.902368	11.915859	1,125,532.9140
01/01/2012 to 12/31/2012	11.915859	12.998689	1,102,021.9047
01/01/2013 to 12/31/2013	12.998689	13.946884	815,412.3193
01/01/2014 to 04/25/2014	13.946884	14.050555	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Moderate Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.966086	11.756922	2,225,206.7572
01/01/2012 to 12/31/2012	11.756922	12.996773	2,054,478.6658
01/01/2013 to 12/31/2013	12.996773	14.602732	1,995,052.8777
01/01/2014 to 04/25/2014	14.602732	14.655843	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.227798	14.601206	2,582,265.6023
01/01/2015 to 12/31/2015	14.601206	14.208099	2,223,065.3880
01/01/2016 to 12/31/2016	14.208099	14.826400	2,011,535.3775
01/01/2017 to 12/31/2017	14.826400	16.136560	1,756,120.1499
01/01/2018 to 12/31/2018	16.136560	15.172551	1,510,173.8363
01/01/2019 to 12/31/2019	15.172551	17.251849	1,437,185.0198
01/01/2020 to 12/31/2020	17.251849	18.841814	1,367,653.4910
Brighthouse Asset Allocation 60 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Balanced Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.747788	11.359161	5,911,435.3614
01/01/2012 to 12/31/2012	11.359161	12.728775	5,356,591.1512
01/01/2013 to 12/31/2013	12.728775	14.951838	4,685,909.5109
01/01/2014 to 04/25/2014	14.951838	14.961059	0.0000
Brighthouse Asset Allocation 60 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.631519	15.129302	4,250,427.4195
01/01/2015 to 12/31/2015	15.129302	14.693033	3,771,324.8753
01/01/2016 to 12/31/2016	14.693033	15.479490	3,390,776.3398
01/01/2017 to 12/31/2017	15.479490	17.470017	3,106,538.7294
01/01/2018 to 12/31/2018	17.470017	16.130165	2,733,374.1166
01/01/2019 to 12/31/2019	16.130165	18.947981	2,579,359.9335
01/01/2020 to 12/31/2020	18.947981	21.218402	2,282,506.3619
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Growth Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.634653	11.001334	4,778,559.5779
01/01/2012 to 12/31/2012	11.001334	12.521385	4,354,971.7371
01/01/2013 to 12/31/2013	12.521385	15.508286	3,988,892.2947
01/01/2014 to 04/25/2014	15.508286	15.433457	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly MetLife Growth Strategy Sub-Account (Class B) and before that Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.610672	9.287285	104,732.7225
01/01/2012 to 12/31/2012	9.287285	10.607388	95,756.4444
01/01/2013 to 04/26/2013	10.607388	11.410352	0.0000
230

CONDENSED FINANCIAL INFORMATION (continued)
1.65% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 80 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.605151	15.189172	3,750,437.9274
01/01/2015 to 12/31/2015	15.189172	14.687175	3,395,824.1340
01/01/2016 to 12/31/2016	14.687175	15.622911	3,125,736.8883
01/01/2017 to 12/31/2017	15.622911	18.312712	2,707,391.3641
01/01/2018 to 12/31/2018	18.312712	16.550241	2,460,263.8758
01/01/2019 to 12/31/2019	16.550241	20.142197	2,168,385.5435
01/01/2020 to 12/31/2020	20.142197	23.099494	1,976,770.0076
Brighthouse/Dimensional International Small Company Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.150588	14.128534	10,247.1880
01/01/2012 to 12/31/2012	14.128534	16.384184	7,465.5032
01/01/2013 to 12/31/2013	16.384184	20.564521	12,430.6973
01/01/2014 to 12/31/2014	20.564521	18.873780	11,528.2453
01/01/2015 to 12/31/2015	18.873780	19.633341	12,838.0159
01/01/2016 to 12/31/2016	19.633341	20.437259	28,436.0064
01/01/2017 to 12/31/2017	20.437259	26.224799	12,316.7988
01/01/2018 to 12/31/2018	26.224799	20.489430	12,626.3782
01/01/2019 to 12/31/2019	20.489430	24.796578	12,971.0111
01/01/2020 to 12/31/2020	24.796578	26.533788	12,368.1122
Brighthouse/Wellington Core Equity Opportunities (Class A)
05/02/2016 to 12/31/2016	51.638445	52.567571	23,763.4296
01/01/2017 to 12/31/2017	52.567571	61.570257	21,399.1780
01/01/2018 to 12/31/2018	61.570257	60.503984	17,769.6944
01/01/2019 to 12/31/2019	60.503984	77.926178	16,288.8565
01/01/2020 to 12/31/2020	77.926178	85.285872	15,362.5882
Brighthouse/Wellington Core Equity Opportunities (Class A) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class A))
01/01/2011 to 12/31/2011	18.122957	17.016307	75,763.6687
01/01/2012 to 12/31/2012	17.016307	18.508914	68,987.0188
01/01/2013 to 12/31/2013	18.508914	24.228036	60,452.6750
01/01/2014 to 12/31/2014	24.228036	26.490564	53,849.1395
01/01/2015 to 12/31/2015	26.490564	26.073515	50,388.6143
01/01/2016 to 04/29/2016	26.073515	26.223329	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class E)
01/01/2011 to 12/31/2011	12.552562	11.831530	1,730,378.7213
01/01/2012 to 12/31/2012	11.831530	13.115000	1,475,057.6244
01/01/2013 to 12/31/2013	13.115000	17.225755	1,299,516.7289
01/01/2014 to 12/31/2014	17.225755	18.713913	1,119,764.9789
01/01/2015 to 12/31/2015	18.713913	18.824888	1,002,875.6599
01/01/2016 to 12/31/2016	18.824888	19.841206	896,014.0225
01/01/2017 to 12/31/2017	19.841206	23.210106	780,409.9720
01/01/2018 to 12/31/2018	23.210106	22.771279	690,290.2810
01/01/2019 to 12/31/2019	22.771279	29.291050	607,677.0287
01/01/2020 to 12/31/2020	29.291050	32.002677	563,293.7145
231

CONDENSED FINANCIAL INFORMATION (continued)
1.65% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.050186	11.879673	423,084.2173
01/01/2012 to 12/31/2012	11.879673	13.502034	844,344.0528
01/01/2013 to 12/31/2013	13.502034	18.159587	715,700.7992
01/01/2014 to 12/31/2014	18.159587	19.424182	629,057.1084
01/01/2015 to 12/31/2015	19.424182	21.120038	531,096.6574
01/01/2016 to 12/31/2016	21.120038	20.747453	474,013.6143
01/01/2017 to 12/31/2017	20.747453	27.957969	398,139.9634
01/01/2018 to 12/31/2018	27.957969	27.529194	347,058.2873
01/01/2019 to 12/31/2019	27.529194	35.877994	314,215.5765
01/01/2020 to 12/31/2020	35.877994	55.184841	258,619.7834
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.205676	7.960229	875,468.2427
01/01/2012 to 04/27/2012	7.960229	8.947945	0.0000
Loomis Sayles Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.456325	10.567916	72,171.0379
01/01/2012 to 12/31/2012	10.567916	11.526436	64,952.5098
01/01/2013 to 12/31/2013	11.526436	16.823153	59,231.6614
01/01/2014 to 12/31/2014	16.823153	16.702489	51,786.9038
01/01/2015 to 12/31/2015	16.702489	16.663624	46,596.3870
01/01/2016 to 12/31/2016	16.663624	17.382125	40,719.3692
01/01/2017 to 12/31/2017	17.382125	21.660830	37,925.7582
01/01/2018 to 12/31/2018	21.660830	21.363858	33,137.6733
01/01/2019 to 12/31/2019	21.363858	26.585099	30,374.0933
01/01/2020 to 12/31/2020	26.585099	35.051412	28,516.9332
MetLife Aggregate Bond Index Sub-Account (Class G)
04/29/2013 to 12/31/2013	16.222415	15.520773	10,129.0344
01/01/2014 to 12/31/2014	15.520773	16.100319	5,985.1965
01/01/2015 to 12/31/2015	16.100319	15.827917	9,538.5261
01/01/2016 to 12/31/2016	15.827917	15.893742	11,928.6620
01/01/2017 to 12/31/2017	15.893742	16.093620	8,332.2467
01/01/2018 to 12/31/2018	16.093620	15.751083	8,076.4313
01/01/2019 to 12/31/2019	15.751083	16.785925	8,807.1807
01/01/2020 to 12/31/2020	16.785925	17.647898	7,658.4065
MFS ® Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.501651	12.562996	114,786.6058
01/01/2012 to 12/31/2012	12.562996	13.753682	101,421.4243
01/01/2013 to 12/31/2013	13.753682	16.058427	95,922.2653
01/01/2014 to 12/31/2014	16.058427	17.116742	86,241.5427
01/01/2015 to 12/31/2015	17.116742	16.769352	80,476.6436
01/01/2016 to 12/31/2016	16.769352	17.966782	74,554.9539
01/01/2017 to 12/31/2017	17.966782	19.824112	66,837.9416
01/01/2018 to 12/31/2018	19.824112	18.365137	57,132.1660
01/01/2019 to 12/31/2019	18.365137	21.690051	53,156.4309
01/01/2020 to 12/31/2020	21.690051	23.358444	50,166.2362
232

CONDENSED FINANCIAL INFORMATION (continued)
1.65% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MFS ® Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.084679	13.943188	36,928.2851
01/01/2012 to 12/31/2012	13.943188	15.951786	37,484.4092
01/01/2013 to 12/31/2013	15.951786	21.243229	106,449.1197
01/01/2014 to 12/31/2014	21.243229	23.102581	94,844.1570
01/01/2015 to 12/31/2015	23.102581	22.641679	87,038.1212
01/01/2016 to 12/31/2016	22.641679	25.410414	84,973.6698
01/01/2017 to 12/31/2017	25.410414	29.390578	93,182.1004
01/01/2018 to 12/31/2018	29.390578	25.946426	90,632.1672
01/01/2019 to 12/31/2019	25.946426	33.139006	83,182.1203
01/01/2020 to 12/31/2020	33.139006	33.787254	82,894.8659
MFS ® Value Sub-Account (Class B) (formerly Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.838888	8.646988	149,614.6077
01/01/2012 to 12/31/2012	8.646988	9.688314	133,951.7523
01/01/2013 to 04/26/2013	9.688314	10.604251	0.0000
Neuberger Berman Genesis Sub-Account (Class B)
04/29/2013 to 12/31/2013	19.438744	24.233785	131,735.2864
01/01/2014 to 12/31/2014	24.233785	23.765563	114,009.9385
01/01/2015 to 12/31/2015	23.765563	23.465470	104,979.9085
01/01/2016 to 12/31/2016	23.465470	27.327174	97,371.7443
01/01/2017 to 12/31/2017	27.327174	31.044636	85,835.6242
01/01/2018 to 12/31/2018	31.044636	28.400746	70,321.6224
01/01/2019 to 12/31/2019	28.400746	36.150988	65,014.7838
01/01/2020 to 12/31/2020	36.150988	44.361890	57,066.1465
Neuberger Berman Genesis Sub-Account (Class B) (formerly MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	15.233624	14.194208	200,774.4400
01/01/2012 to 12/31/2012	14.194208	14.698643	164,834.7569
01/01/2013 to 04/26/2013	14.698643	15.924716	0.0000
T. Rowe Price Large Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.699866	13.296195	285,112.2405
01/01/2012 to 12/31/2012	13.296195	15.519702	240,117.6370
01/01/2013 to 12/31/2013	15.519702	21.184132	266,346.0086
01/01/2014 to 12/31/2014	21.184132	22.676564	242,893.9827
01/01/2015 to 12/31/2015	22.676564	24.650367	223,801.3329
01/01/2016 to 12/31/2016	24.650367	24.618384	219,760.4393
01/01/2017 to 12/31/2017	24.618384	32.323624	211,120.6216
01/01/2018 to 12/31/2018	32.323624	31.424781	187,327.8590
01/01/2019 to 12/31/2019	31.424781	40.366100	178,190.9488
01/01/2020 to 12/31/2020	40.366100	54.252192	142,154.0912
T. Rowe Price Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.515450	17.478727	43,421.3853
01/01/2012 to 12/31/2012	17.478727	19.926195	39,368.8228
01/01/2013 to 12/31/2013	19.926195	28.257977	37,227.9924
01/01/2014 to 12/31/2014	28.257977	29.642954	32,612.5818
01/01/2015 to 12/31/2015	29.642954	29.876231	33,425.5868
01/01/2016 to 12/31/2016	29.876231	32.761771	36,566.5055
01/01/2017 to 12/31/2017	32.761771	39.489447	32,472.2529
01/01/2018 to 12/31/2018	39.489447	36.205690	29,693.8966
01/01/2019 to 12/31/2019	36.205690	47.307571	24,089.1473
01/01/2020 to 12/31/2020	47.307571	57.719683	21,181.7943
233

CONDENSED FINANCIAL INFORMATION (continued)
1.65% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
VanEck Global Natural Resources Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.712143	15.337245	2,902.0366
01/01/2012 to 12/31/2012	15.337245	15.473865	2,886.1056
01/01/2013 to 12/31/2013	15.473865	16.857599	2,871.5116
01/01/2014 to 12/31/2014	16.857599	13.460325	2,856.3423
01/01/2015 to 12/31/2015	13.460325	8.902713	2,838.8972
01/01/2016 to 12/31/2016	8.902713	12.587406	2,822.1350
01/01/2017 to 12/31/2017	12.587406	12.290245	2,806.7190
01/01/2018 to 12/31/2018	12.290245	8.600195	2,789.6092
01/01/2019 to 12/31/2019	8.600195	9.504206	2,775.2002
01/01/2020 to 12/31/2020	9.504206	11.328073	2,762.7556
Western Asset Management Strategic Bond Opportunities Sub-Account (Class A)
05/02/2016 to 12/31/2016	29.917596	31.010056	9,246.4929
01/01/2017 to 12/31/2017	31.010056	33.013550	8,133.5050
01/01/2018 to 12/31/2018	33.013550	31.237299	8,174.8730
01/01/2019 to 12/31/2019	31.237299	35.177530	7,835.3403
01/01/2020 to 12/31/2020	35.177530	36.993135	7,141.8272
Western Asset Management Strategic Bond Opportunities Sub-Account (Class A) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class A))
01/01/2011 to 12/31/2011	24.773268	25.253217	2,789.5389
01/01/2012 to 12/31/2012	25.253217	27.725273	3,170.1960
01/01/2013 to 12/31/2013	27.725273	27.692825	3,017.0016
01/01/2014 to 12/31/2014	27.692825	28.488225	2,721.1763
01/01/2015 to 12/31/2015	28.488225	27.658946	2,689.3338
01/01/2016 to 04/29/2016	27.658946	28.346890	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
05/02/2016 to 12/31/2016	28.421120	29.430103	388,707.5751
01/01/2017 to 12/31/2017	29.430103	31.246258	369,300.2876
01/01/2018 to 12/31/2018	31.246258	29.495426	352,324.7783
01/01/2019 to 12/31/2019	29.495426	33.142536	321,503.0605
01/01/2020 to 12/31/2020	33.142536	34.754541	298,486.6705
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (formerly Met Investors Series Trust - Lord Abbett Bond Debenture Sub-Account (Class B))
01/01/2011 to 12/31/2011	22.875466	23.505333	631,248.8694
01/01/2012 to 12/31/2012	23.505333	26.111964	576,708.8517
01/01/2013 to 12/31/2013	26.111964	27.734056	500,702.0517
01/01/2014 to 12/31/2014	27.734056	28.597570	459,829.4242
01/01/2015 to 12/31/2015	28.597570	27.517908	411,473.2304
01/01/2016 to 04/29/2016	27.517908	28.330980	0.0000
Franklin Templeton Variable Insurance Products Trust
Templeton Foreign VIP Sub-Account (Class 2)
01/01/2011 to 12/31/2011	13.397728	11.777274	200,705.6958
01/01/2012 to 12/31/2012	11.777274	13.695616	185,396.1462
01/01/2013 to 12/31/2013	13.695616	16.566096	177,717.7887
01/01/2014 to 12/31/2014	16.566096	14.480996	166,212.3351
01/01/2015 to 12/31/2015	14.480996	13.319135	165,532.6871
01/01/2016 to 12/31/2016	13.319135	14.041206	155,149.2360
01/01/2017 to 12/31/2017	14.041206	16.117763	145,754.3688
01/01/2018 to 12/31/2018	16.117763	13.404505	141,104.2629
01/01/2019 to 12/31/2019	13.404505	14.837114	128,926.1947
01/01/2020 to 12/31/2020	14.837114	14.424631	120,511.2695
234

CONDENSED FINANCIAL INFORMATION (continued)
1.65% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Putnam Variable Trust
Putnam VT Equity Income Sub-Account (Class IB)
01/01/2011 to 12/31/2011	15.306216	15.345542	28,095.0909
01/01/2012 to 12/31/2012	15.345542	18.006847	23,720.9666
01/01/2013 to 12/31/2013	18.006847	23.453843	22,109.8836
01/01/2014 to 12/31/2014	23.453843	25.990823	19,072.6259
01/01/2015 to 12/31/2015	25.990823	24.787566	17,980.5822
01/01/2016 to 12/31/2016	24.787566	27.708610	14,848.9412
01/01/2017 to 12/31/2017	27.708610	32.373323	13,443.7273
01/01/2018 to 12/31/2018	32.373323	29.137689	10,919.1222
01/01/2019 to 12/31/2019	29.137689	37.375164	10,014.5020
01/01/2020 to 12/31/2020	37.375164	38.894891	9,597.4079
235

CONDENSED FINANCIAL INFORMATION (continued)
CLASS B
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds Insurance Series®
American Funds Global Growth Sub-Account (Class 2)
01/01/2011 to 12/31/2011	26.261768	23.513761	1,784.7353
01/01/2012 to 12/31/2012	23.513761	28.316706	1,869.0195
01/01/2013 to 12/31/2013	28.316706	35.944555	1,772.5434
01/01/2014 to 12/31/2014	35.944555	36.138009	1,211.3814
01/01/2015 to 12/31/2015	36.138009	37.974455	1,233.1330
01/01/2016 to 12/31/2016	37.974455	37.547455	800.8374
01/01/2017 to 12/31/2017	37.547455	48.510085	1,313.2796
01/01/2018 to 12/31/2018	48.510085	43.353280	1,281.4407
01/01/2019 to 12/31/2019	43.353280	57.629857	1,235.5466
01/01/2020 to 12/31/2020	57.629857	73.879647	1,114.8310
American Funds Global Small Capitalization Sub-Account (Class 2)
01/01/2011 to 12/31/2011	29.745035	23.633842	251.9061
01/01/2012 to 12/31/2012	23.633842	27.443086	208.9927
01/01/2013 to 12/31/2013	27.443086	34.593253	66.8482
01/01/2014 to 12/31/2014	34.593253	34.714639	34.6953
01/01/2015 to 12/31/2015	34.714639	34.202960	34.1866
01/01/2016 to 12/31/2016	34.202960	34.314862	32.3390
01/01/2017 to 12/31/2017	34.314862	42.453341	31.8137
01/01/2018 to 12/31/2018	42.453341	37.312804	31.5606
01/01/2019 to 12/31/2019	37.312804	48.221944	31.4517
01/01/2020 to 12/31/2020	48.221944	61.466986	30.5608
American Funds Growth Sub-Account (Class 2)
01/01/2011 to 12/31/2011	142.872401	134.394056	519.4763
01/01/2012 to 12/31/2012	134.394056	155.676496	346.5961
01/01/2013 to 12/31/2013	155.676496	199.026256	538.1582
01/01/2014 to 12/31/2014	199.026256	212.214969	540.8561
01/01/2015 to 12/31/2015	212.214969	222.834888	523.0531
01/01/2016 to 12/31/2016	222.834888	239.744925	182.4802
01/01/2017 to 12/31/2017	239.744925	302.254468	198.5804
01/01/2018 to 12/31/2018	302.254468	296.247093	187.1953
01/01/2019 to 12/31/2019	296.247093	380.693661	185.8209
01/01/2020 to 12/31/2020	380.693661	568.899844	152.5137
Brighthouse Funds Trust I
AB Global Dynamic Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.183282	10.506265	31,029.1224
01/01/2013 to 12/31/2013	10.506265	11.474744	36,091.9456
01/01/2014 to 12/31/2014	11.474744	12.104244	44,076.9478
01/01/2015 to 12/31/2015	12.104244	11.963151	42,618.7098
01/01/2016 to 12/31/2016	11.963151	12.178353	45,081.2802
01/01/2017 to 12/31/2017	12.178353	13.597468	54,731.0723
01/01/2018 to 12/31/2018	13.597468	12.429073	50,086.2104
01/01/2019 to 12/31/2019	12.429073	14.421005	49,115.4675
01/01/2020 to 12/31/2020	14.421005	15.032587	47,512.1270
236

CONDENSED FINANCIAL INFORMATION (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AQR Global Risk Balanced Sub-Account (Class B)
04/30/2012 to 12/31/2012	11.113091	11.492134	71,701.8372
01/01/2013 to 12/31/2013	11.492134	10.909788	95,116.5795
01/01/2014 to 12/31/2014	10.909788	11.149090	43,316.9079
01/01/2015 to 12/31/2015	11.149090	9.906825	38,874.1829
01/01/2016 to 12/31/2016	9.906825	10.607334	36,536.7473
01/01/2017 to 12/31/2017	10.607334	11.445606	35,919.6035
01/01/2018 to 12/31/2018	11.445606	10.531983	33,307.7084
01/01/2019 to 12/31/2019	10.531983	12.410611	28,168.0008
01/01/2020 to 12/31/2020	12.410611	12.563569	26,579.3572
BlackRock Global Tactical Strategies Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.939093	10.236873	71,453.8968
01/01/2013 to 12/31/2013	10.236873	11.096263	115,584.2918
01/01/2014 to 12/31/2014	11.096263	11.548820	88,643.3037
01/01/2015 to 12/31/2015	11.548820	11.336124	114,076.7196
01/01/2016 to 12/31/2016	11.336124	11.633112	125,762.2392
01/01/2017 to 12/31/2017	11.633112	12.953256	133,963.9710
01/01/2018 to 12/31/2018	12.953256	11.812954	103,367.6391
01/01/2019 to 12/31/2019	11.812954	14.002262	92,674.8509
01/01/2020 to 12/31/2020	14.002262	14.351813	86,846.2602
BlackRock High Yield Sub-Account (Class B)
01/01/2011 to 12/31/2011	19.748068	19.861185	56,842.9674
01/01/2012 to 12/31/2012	19.861185	22.743320	52,997.7712
01/01/2013 to 12/31/2013	22.743320	24.434687	47,972.7311
01/01/2014 to 12/31/2014	24.434687	24.802021	42,821.1384
01/01/2015 to 12/31/2015	24.802021	23.385369	49,772.7513
01/01/2016 to 12/31/2016	23.385369	26.191865	44,238.6128
01/01/2017 to 12/31/2017	26.191865	27.735947	43,001.6390
01/01/2018 to 12/31/2018	27.735947	26.469088	42,421.8389
01/01/2019 to 12/31/2019	26.469088	29.873216	38,205.2291
01/01/2020 to 12/31/2020	29.873216	31.557003	41,077.1290
Brighthouse Asset Allocation 100 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.356251	10.515063	672,452.9061
01/01/2012 to 12/31/2012	10.515063	12.061485	624,437.4984
01/01/2013 to 12/31/2013	12.061485	15.349577	545,952.9916
01/01/2014 to 12/31/2014	15.349577	15.850816	405,827.7474
01/01/2015 to 12/31/2015	15.850816	15.263021	345,691.0001
01/01/2016 to 12/31/2016	15.263021	16.344835	355,862.1092
01/01/2017 to 12/31/2017	16.344835	19.745867	322,412.2515
01/01/2018 to 12/31/2018	19.745867	17.448594	280,296.8767
01/01/2019 to 12/31/2019	17.448594	21.857889	196,371.4493
01/01/2020 to 12/31/2020	21.857889	25.539737	175,520.3655
Brighthouse Balanced Plus Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.965951	10.403852	51,556.7285
01/01/2013 to 12/31/2013	10.403852	11.691635	52,482.9362
01/01/2014 to 12/31/2014	11.691635	12.597290	116,038.8671
01/01/2015 to 12/31/2015	12.597290	11.872752	114,981.5782
01/01/2016 to 12/31/2016	11.872752	12.642725	120,809.2898
01/01/2017 to 12/31/2017	12.642725	14.701682	129,099.3198
01/01/2018 to 12/31/2018	14.701682	13.381705	117,076.8117
01/01/2019 to 12/31/2019	13.381705	16.248360	132,190.4373
01/01/2020 to 12/31/2020	16.248360	17.964905	131,058.9945
237

CONDENSED FINANCIAL INFORMATION (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.369549	9.881769	99,680.7897
01/01/2012 to 12/31/2012	9.881769	11.544206	102,516.4283
01/01/2013 to 12/31/2013	11.544206	10.778868	102,476.3881
01/01/2014 to 12/31/2014	10.778868	9.901143	92,466.7325
01/01/2015 to 12/31/2015	9.901143	8.385404	93,890.2134
01/01/2016 to 12/31/2016	8.385404	9.187708	86,421.0462
01/01/2017 to 12/31/2017	9.187708	11.586489	80,097.9670
01/01/2018 to 12/31/2018	11.586489	9.769851	78,384.0998
01/01/2019 to 12/31/2019	9.769851	11.592389	60,402.7248
01/01/2020 to 12/31/2020	11.592389	14.500305	53,180.6908
Brighthouse/Franklin Low Duration Total Return Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.987604	9.743895	59,388.9181
01/01/2012 to 12/31/2012	9.743895	9.995045	54,762.5323
01/01/2013 to 12/31/2013	9.995045	9.935655	61,446.3903
01/01/2014 to 12/31/2014	9.935655	9.866566	114,378.6806
01/01/2015 to 12/31/2015	9.866566	9.635047	102,668.1723
01/01/2016 to 12/31/2016	9.635047	9.764572	62,200.4759
01/01/2017 to 12/31/2017	9.764572	9.723415	62,341.9963
01/01/2018 to 12/31/2018	9.723415	9.595525	57,835.3647
01/01/2019 to 12/31/2019	9.595525	9.866193	55,313.1002
01/01/2020 to 12/31/2020	9.866193	9.900424	53,298.7961
Brighthouse/Templeton International Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.129841	11.880428	3,873.9002
01/01/2012 to 12/31/2012	11.880428	13.341128	3,773.9392
01/01/2013 to 12/31/2013	13.341128	13.245689	2,677.9329
01/01/2014 to 12/31/2014	13.245689	13.164349	2,660.0450
01/01/2015 to 12/31/2015	13.164349	12.397834	2,585.1592
01/01/2016 to 12/31/2016	12.397834	12.289311	2,590.7016
01/01/2017 to 12/31/2017	12.289311	12.093585	2,616.2058
01/01/2018 to 12/31/2018	12.093585	12.001863	2,474.2694
01/01/2019 to 12/31/2019	12.001863	11.931360	2,540.5662
01/01/2020 to 12/31/2020	11.931360	11.031262	2,755.8010
Brighthouse/Wellington Large Cap Research Sub-Account (Class B)
01/01/2011 to 12/31/2011	8.981417	8.841384	1,305.8726
01/01/2012 to 12/31/2012	8.841384	9.844529	1,305.8726
01/01/2013 to 12/31/2013	9.844529	12.979852	1,305.8726
01/01/2014 to 12/31/2014	12.979852	14.465652	1,305.8726
01/01/2015 to 12/31/2015	14.465652	14.841637	1,305.8726
01/01/2016 to 12/31/2016	14.841637	15.778762	1,205.2231
01/01/2017 to 12/31/2017	15.778762	18.892672	1,205.2231
01/01/2018 to 12/31/2018	18.892672	17.375326	1,205.2231
01/01/2019 to 12/31/2019	17.375326	22.486491	1,205.2231
01/01/2020 to 12/31/2020	22.486491	26.963372	1,205.2231
Clarion Global Real Estate Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.932543	12.926451	113,252.4378
01/01/2012 to 12/31/2012	12.926451	16.002101	115,994.8532
01/01/2013 to 12/31/2013	16.002101	16.282017	99,005.8233
01/01/2014 to 12/31/2014	16.282017	18.122311	89,107.6789
01/01/2015 to 12/31/2015	18.122311	17.558323	78,339.2580
01/01/2016 to 12/31/2016	17.558323	17.404553	73,065.6017
01/01/2017 to 12/31/2017	17.404553	18.941275	71,071.5437
01/01/2018 to 12/31/2018	18.941275	17.001771	65,832.7845
01/01/2019 to 12/31/2019	17.001771	20.851901	47,223.3308
01/01/2020 to 12/31/2020	20.851901	19.461137	45,464.6790
238

CONDENSED FINANCIAL INFORMATION (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010655	1.045471	870,604.5617
01/01/2013 to 12/31/2013	1.045471	1.046454	1,101,485.8331
01/01/2014 to 12/31/2014	1.046454	1.085687	1,060,375.4543
01/01/2015 to 12/31/2015	1.085687	1.021990	938,574.5322
01/01/2016 to 12/31/2016	1.021990	1.121928	683,687.5546
01/01/2017 to 12/31/2017	1.121928	1.212775	730,513.4736
01/01/2018 to 12/31/2018	1.212775	1.114938	664,875.1956
01/01/2019 to 12/31/2019	1.114938	1.263003	605,205.4559
01/01/2020 to 12/31/2020	1.263003	1.366833	714,932.3912
Invesco Comstock Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.097738	9.777703	71,491.0091
01/01/2012 to 12/31/2012	9.777703	11.386622	68,898.6629
01/01/2013 to 12/31/2013	11.386622	15.149305	83,203.8816
01/01/2014 to 12/31/2014	15.149305	16.272764	68,325.4971
01/01/2015 to 12/31/2015	16.272764	15.035650	56,999.0327
01/01/2016 to 12/31/2016	15.035650	17.330567	54,606.7756
01/01/2017 to 12/31/2017	17.330567	20.099839	52,438.1316
01/01/2018 to 12/31/2018	20.099839	17.348646	40,871.0843
01/01/2019 to 12/31/2019	17.348646	21.302075	38,879.6522
01/01/2020 to 12/31/2020	21.302075	20.825586	36,519.4685
Invesco Global Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.800035	16.021549	2,280.8632
01/01/2012 to 12/31/2012	16.021549	19.075725	2,278.7210
01/01/2013 to 12/31/2013	19.075725	23.827264	2,690.0810
01/01/2014 to 12/31/2014	23.827264	23.915490	2,610.2376
01/01/2015 to 12/31/2015	23.915490	24.425474	1,291.6226
01/01/2016 to 12/31/2016	24.425474	24.057182	1,258.1885
01/01/2017 to 12/31/2017	24.057182	32.325602	1,228.3516
01/01/2018 to 12/31/2018	32.325602	27.586643	1,177.6216
01/01/2019 to 12/31/2019	27.586643	35.665323	1,037.7009
01/01/2020 to 12/31/2020	35.665323	44.711824	1,014.1180
Invesco Global Equity Sub-Account (Class B) (formerly Met/Templeton Growth Sub-Account (Class B) and before that Franklin Templeton Variable Insurance Products Trust - Templeton Growth Securities Sub-Account (Class 2))

01/01/2011 to 04/29/2011	14.345478	15.986985	0.0000
Invesco Global Equity Sub-Account (Class B) (formerly Met/Templeton Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.035119	8.266309	2,632.8880
01/01/2012 to 12/31/2012	8.266309	9.926517	1,283.7589
01/01/2013 to 04/26/2013	9.926517	10.541188	0.0000
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012709	1.047513	327,423.8083
01/01/2013 to 12/31/2013	1.047513	1.142433	366,115.0998
01/01/2014 to 12/31/2014	1.142433	1.200926	321,919.3070
01/01/2015 to 12/31/2015	1.200926	1.190645	429,949.2036
01/01/2016 to 12/31/2016	1.190645	1.203955	407,864.4132
01/01/2017 to 12/31/2017	1.203955	1.380204	385,073.3545
01/01/2018 to 12/31/2018	1.380204	1.258652	543,051.0597
01/01/2019 to 12/31/2019	1.258652	1.445999	508,176.6375
01/01/2020 to 12/31/2020	1.445999	1.594566	447,489.3578
239

CONDENSED FINANCIAL INFORMATION (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
JPMorgan Global Active Allocation Sub-Account (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996802	1.037898	17,424.8035
01/01/2015 to 12/31/2015	1.037898	1.009859	150,895.3429
01/01/2016 to 12/31/2016	1.009859	1.012137	122,232.0642
01/01/2017 to 12/31/2017	1.012137	1.148677	112,734.1904
01/01/2018 to 04/30/2018	1.148677	1.118918	0.0000
JPMorgan Small Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.409736	12.693012	178.1930
01/01/2012 to 12/31/2012	12.693012	14.387235	177.9813
01/01/2013 to 12/31/2013	14.387235	18.789303	77.6887
01/01/2014 to 12/31/2014	18.789303	19.270430	77.6077
01/01/2015 to 12/31/2015	19.270430	17.528520	77.5320
01/01/2016 to 12/31/2016	17.528520	22.479248	77.4458
01/01/2017 to 12/31/2017	22.479248	22.822049	77.3750
01/01/2018 to 12/31/2018	22.822049	19.305115	77.3129
01/01/2019 to 12/31/2019	19.305115	22.602254	58.9020
01/01/2020 to 12/31/2020	22.602254	23.566969	0.0000
Loomis Sayles Growth Sub-Account (Class B)
05/02/2011 to 12/31/2011	8.252524	7.462739	368,564.6284
01/01/2012 to 12/31/2012	7.462739	8.689722	317,272.3757
01/01/2013 to 12/31/2013	8.689722	12.432991	325,312.5013
01/01/2014 to 12/31/2014	12.432991	14.525528	287,273.9499
01/01/2015 to 12/31/2015	14.525528	13.697363	228,157.0656
01/01/2016 to 12/31/2016	13.697363	13.820529	239,055.5575
01/01/2017 to 12/31/2017	13.820529	16.081573	194,739.2934
01/01/2018 to 12/31/2018	16.081573	14.685737	180,218.0529
01/01/2019 to 12/31/2019	14.685737	17.832234	170,502.7796
01/01/2020 to 12/31/2020	17.832234	23.169472	147,214.1606
Loomis Sayles Growth Sub-Account (Class B) (formerly Legg Mason Value Equity Sub-Account (Class B))
01/01/2011 to 04/29/2011	6.557220	6.964406	0.0000
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	1.077893	1.124426	0.0000
01/01/2014 to 12/31/2014	1.124426	1.207247	49,847.1348
01/01/2015 to 12/31/2015	1.207247	1.171927	307,034.9133
01/01/2016 to 12/31/2016	1.171927	1.201823	283,579.5819
01/01/2017 to 12/31/2017	1.201823	1.364606	188,161.4190
01/01/2018 to 12/31/2018	1.364606	1.244462	184,276.0333
01/01/2019 to 12/31/2019	1.244462	1.488372	160,407.4633
01/01/2020 to 12/31/2020	1.488372	1.558394	146,095.3249
MFS ® Research International Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.122990	12.391447	244,579.7269
01/01/2012 to 12/31/2012	12.391447	14.209664	220,477.7478
01/01/2013 to 12/31/2013	14.209664	16.652151	185,842.6330
01/01/2014 to 12/31/2014	16.652151	15.226062	164,715.9065
01/01/2015 to 12/31/2015	15.226062	14.696497	148,041.8686
01/01/2016 to 12/31/2016	14.696497	14.315126	146,964.3866
01/01/2017 to 12/31/2017	14.315126	18.028212	134,656.2579
01/01/2018 to 12/31/2018	18.028212	15.234434	124,674.4881
01/01/2019 to 12/31/2019	15.234434	19.208884	110,254.9603
01/01/2020 to 12/31/2020	19.208884	21.331665	92,526.0093
240

CONDENSED FINANCIAL INFORMATION (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Morgan Stanley Discovery Sub-Account (Class B) (formerly Morgan Stanley Mid Cap Growth Sub-Account (Class B) and before that Van Kampen Mid Cap Growth Sub-Account (Class B) and before that Lord Abbett Growth Opportunities Sub-Account (Class B))

01/01/2011 to 12/31/2011	13.410930	12.266496	3,213.3027
01/01/2012 to 12/31/2012	12.266496	13.171308	2,939.6230
01/01/2013 to 12/31/2013	13.171308	17.993720	2,585.5852
01/01/2014 to 12/31/2014	17.993720	17.860862	2,402.8326
01/01/2015 to 12/31/2015	17.860862	16.669429	2,275.9061
01/01/2016 to 12/31/2016	16.669429	14.994415	1,724.2100
01/01/2017 to 12/31/2017	14.994415	20.616222	1,041.6234
01/01/2018 to 12/31/2018	20.616222	22.312824	1,040.5473
01/01/2019 to 12/31/2019	22.312824	30.724448	995.5903
01/01/2020 to 12/31/2020	30.724448	76.418624	853.9785
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999760	1.033089	0.0000
01/01/2015 to 12/31/2015	1.033089	0.959564	0.0000
01/01/2016 to 12/31/2016	0.959564	1.047802	0.0000
01/01/2017 to 12/31/2017	1.047802	1.159392	4,354.4451
01/01/2018 to 12/31/2018	1.159392	1.052683	3,771.2835
01/01/2019 to 12/31/2019	1.052683	1.261936	3,206.5335
01/01/2020 to 12/31/2020	1.261936	1.386902	2,650.4970
PIMCO Inflation Protected Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.411023	14.647270	596,849.5573
01/01/2012 to 12/31/2012	14.647270	15.706100	525,494.4515
01/01/2013 to 12/31/2013	15.706100	14.002111	452,641.9792
01/01/2014 to 12/31/2014	14.002111	14.157275	390,061.1226
01/01/2015 to 12/31/2015	14.157275	13.479002	345,664.7316
01/01/2016 to 12/31/2016	13.479002	13.905304	326,628.5467
01/01/2017 to 12/31/2017	13.905304	14.138586	316,881.6570
01/01/2018 to 12/31/2018	14.138586	13.557300	293,557.4781
01/01/2019 to 12/31/2019	13.557300	14.423918	247,641.1925
01/01/2020 to 12/31/2020	14.423918	15.808946	193,574.6444
PIMCO Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.946750	16.167547	708,451.2157
01/01/2012 to 12/31/2012	16.167547	17.358401	739,517.6239
01/01/2013 to 12/31/2013	17.358401	16.730551	594,401.3562
01/01/2014 to 12/31/2014	16.730551	17.129470	435,842.0337
01/01/2015 to 12/31/2015	17.129470	16.833155	360,087.9182
01/01/2016 to 12/31/2016	16.833155	16.972821	328,815.7514
01/01/2017 to 12/31/2017	16.972821	17.429849	306,860.9018
01/01/2018 to 12/31/2018	17.429849	17.086473	280,525.0515
01/01/2019 to 12/31/2019	17.086473	18.210814	243,262.4484
01/01/2020 to 12/31/2020	18.210814	19.417479	199,917.0740
Schroders Global Multi-Asset Sub-Account (Class B) (formerly Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.215119	10.726847	0.0000
01/01/2014 to 12/31/2014	10.726847	11.451591	0.0000
01/01/2015 to 12/31/2015	11.451591	11.112109	1,559.7951
01/01/2016 to 12/31/2016	11.112109	11.417906	1,863.4090
01/01/2017 to 12/31/2017	11.417906	13.068566	1,716.0076
01/01/2018 to 04/30/2018	13.068566	12.484738	0.0000
241

CONDENSED FINANCIAL INFORMATION (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Schroders Global Multi-Asset Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010688	1.065582	258,640.0773
01/01/2013 to 12/31/2013	1.065582	1.152969	348,195.6300
01/01/2014 to 12/31/2014	1.152969	1.220650	393,651.1257
01/01/2015 to 12/31/2015	1.220650	1.188929	570,525.4670
01/01/2016 to 12/31/2016	1.188929	1.234350	504,618.4693
01/01/2017 to 12/31/2017	1.234350	1.386406	370,190.1380
01/01/2018 to 12/31/2018	1.386406	1.233846	355,174.4070
01/01/2019 to 12/31/2019	1.233846	1.473026	299,619.3846
01/01/2020 to 12/31/2020	1.473026	1.477909	278,869.0029
SSGA Growth and Income ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.469830	11.390862	333,380.5036
01/01/2012 to 12/31/2012	11.390862	12.629955	367,489.4500
01/01/2013 to 12/31/2013	12.629955	14.015779	320,485.5401
01/01/2014 to 12/31/2014	14.015779	14.573082	328,691.8477
01/01/2015 to 12/31/2015	14.573082	14.039123	192,846.6223
01/01/2016 to 12/31/2016	14.039123	14.593535	161,939.9156
01/01/2017 to 12/31/2017	14.593535	16.615538	144,592.6527
01/01/2018 to 12/31/2018	16.615538	15.261291	118,153.9022
01/01/2019 to 12/31/2019	15.261291	17.937269	111,154.6066
01/01/2020 to 12/31/2020	17.937269	19.357392	102,630.5584
SSGA Growth ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.055654	10.632939	323,285.5117
01/01/2012 to 12/31/2012	10.632939	12.018082	317,245.9004
01/01/2013 to 12/31/2013	12.018082	13.943906	300,367.1935
01/01/2014 to 12/31/2014	13.943906	14.439035	300,427.1988
01/01/2015 to 12/31/2015	14.439035	13.860629	158,774.3540
01/01/2016 to 12/31/2016	13.860629	14.557192	141,967.7661
01/01/2017 to 12/31/2017	14.557192	17.114432	135,064.9151
01/01/2018 to 12/31/2018	17.114432	15.344975	124,265.4059
01/01/2019 to 12/31/2019	15.344975	18.462985	102,735.8093
01/01/2020 to 12/31/2020	18.462985	20.091933	98,404.3698
T. Rowe Price Large Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	47.725049	45.017980	189,666.0920
01/01/2012 to 12/31/2012	45.017980	52.185524	165,676.9770
01/01/2013 to 12/31/2013	52.185524	68.600824	139,740.4447
01/01/2014 to 12/31/2014	68.600824	76.363310	120,381.6396
01/01/2015 to 12/31/2015	76.363310	72.347659	104,568.9406
01/01/2016 to 12/31/2016	72.347659	82.427569	98,881.4676
01/01/2017 to 12/31/2017	82.427569	94.730236	85,587.3476
01/01/2018 to 12/31/2018	94.730236	84.552983	74,658.7878
01/01/2019 to 12/31/2019	84.552983	105.117901	66,646.3785
01/01/2020 to 12/31/2020	105.117901	106.253248	59,421.2277
Victory Sycamore Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	24.457039	23.144786	32,560.8482
01/01/2012 to 12/31/2012	23.144786	26.083594	25,600.6525
01/01/2013 to 12/31/2013	26.083594	33.398816	22,944.6427
01/01/2014 to 12/31/2014	33.398816	35.984283	22,776.6929
01/01/2015 to 12/31/2015	35.984283	32.184148	22,246.2928
01/01/2016 to 12/31/2016	32.184148	36.529158	21,496.9373
01/01/2017 to 12/31/2017	36.529158	39.298482	20,132.6306
01/01/2018 to 12/31/2018	39.298482	34.694792	19,009.9952
01/01/2019 to 12/31/2019	34.694792	43.974824	12,088.9377
01/01/2020 to 12/31/2020	43.974824	46.510784	11,165.9917
242

CONDENSED FINANCIAL INFORMATION (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management Government Income Sub-Account (Class B) (formerly Fidelity Institutional Asset Management® Government Income Sub-Account (Class B))
04/30/2012 to 12/31/2012	10.734635	10.875038	0.0000
01/01/2013 to 12/31/2013	10.875038	10.203401	986.7498
01/01/2014 to 12/31/2014	10.203401	10.784057	5,735.9521
01/01/2015 to 12/31/2015	10.784057	10.642551	976.8583
01/01/2016 to 12/31/2016	10.642551	10.595690	16,789.9406
01/01/2017 to 12/31/2017	10.595690	10.683085	16,580.1342
01/01/2018 to 12/31/2018	10.683085	10.489932	16,325.1166
01/01/2019 to 12/31/2019	10.489932	11.080396	18,105.9911
01/01/2020 to 12/31/2020	11.080396	11.723523	4,191.8704
Brighthouse Funds Trust II
Baillie Gifford International Stock Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.659148	9.935414	0.0000
01/01/2012 to 12/31/2012	9.935414	11.652908	0.0000
01/01/2013 to 12/31/2013	11.652908	13.184184	53,487.1039
01/01/2014 to 12/31/2014	13.184184	12.522304	44,203.2866
01/01/2015 to 12/31/2015	12.522304	12.038017	43,573.3308
01/01/2016 to 12/31/2016	12.038017	12.426654	41,654.1359
01/01/2017 to 12/31/2017	12.426654	16.472381	34,026.3429
01/01/2018 to 12/31/2018	16.472381	13.402497	33,707.5069
01/01/2019 to 12/31/2019	13.402497	17.437953	29,077.1098
01/01/2020 to 12/31/2020	17.437953	21.634280	28,129.5161
BlackRock Bond Income Sub-Account (Class B)
01/01/2011 to 12/31/2011	48.043857	50.189017	2,417.4757
01/01/2012 to 12/31/2012	50.189017	52.904741	2,280.3961
01/01/2013 to 12/31/2013	52.904741	51.463065	2,187.2565
01/01/2014 to 12/31/2014	51.463065	54.014090	1,676.3925
01/01/2015 to 12/31/2015	54.014090	53.257907	814.3164
01/01/2016 to 12/31/2016	53.257907	53.833621	2,577.0240
01/01/2017 to 12/31/2017	53.833621	54.938266	1,583.2138
01/01/2018 to 12/31/2018	54.938266	53.647870	1,142.3881
01/01/2019 to 12/31/2019	53.647870	57.753403	1,078.8910
01/01/2020 to 12/31/2020	57.753403	61.479264	1,013.3329
BlackRock Capital Appreciation Sub-Account (Class A)
01/01/2011 to 12/31/2011	12.722543	11.383792	603.7132
01/01/2012 to 12/31/2012	11.383792	12.792938	603.7132
01/01/2013 to 12/31/2013	12.792938	16.872808	603.7132
01/01/2014 to 12/31/2014	16.872808	18.055361	603.7132
01/01/2015 to 12/31/2015	18.055361	18.856163	603.7132
01/01/2016 to 12/31/2016	18.856163	18.544850	557.1826
01/01/2017 to 12/31/2017	18.544850	24.407580	557.1826
01/01/2018 to 12/31/2018	24.407580	24.563229	557.1826
01/01/2019 to 12/31/2019	24.563229	32.066702	557.1826
01/01/2020 to 12/31/2020	32.066702	44.322422	557.1826
243

CONDENSED FINANCIAL INFORMATION (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.299080	10.120891	954,968.6629
01/01/2012 to 12/31/2012	10.120891	9.944355	789,474.8498
01/01/2013 to 12/31/2013	9.944355	9.771836	894,623.3298
01/01/2014 to 12/31/2014	9.771836	9.602309	644,095.2523
01/01/2015 to 12/31/2015	9.602309	9.435723	605,682.5442
01/01/2016 to 12/31/2016	9.435723	9.282426	627,811.1668
01/01/2017 to 12/31/2017	9.282426	9.179718	441,449.4395
01/01/2018 to 12/31/2018	9.179718	9.159309	434,217.2743
01/01/2019 to 12/31/2019	9.159309	9.169453	409,061.2750
01/01/2020 to 12/31/2020	9.169453	9.027260	218,836.1839
Brighthouse Asset Allocation 20 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.513985	13.749101	27,036.8575
01/01/2015 to 12/31/2015	13.749101	13.431465	47,292.5311
01/01/2016 to 12/31/2016	13.431465	13.796365	55,394.6160
01/01/2017 to 12/31/2017	13.796365	14.497549	120,064.9752
01/01/2018 to 12/31/2018	14.497549	13.872731	148,363.2398
01/01/2019 to 12/31/2019	13.872731	15.231986	171,932.5475
01/01/2020 to 12/31/2020	15.231986	16.391461	176,445.4433
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Defensive Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.829251	11.830850	3,134,392.9778
01/01/2012 to 12/31/2012	11.830850	12.892990	2,599,081.9165
01/01/2013 to 12/31/2013	12.892990	13.819648	2,078,044.7723
01/01/2014 to 04/25/2014	13.819648	13.917987	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Moderate Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.892574	11.673042	5,174,824.2332
01/01/2012 to 12/31/2012	11.673042	12.891083	5,005,159.5240
01/01/2013 to 12/31/2013	12.891083	14.469509	4,578,043.0577
01/01/2014 to 04/25/2014	14.469509	14.517559	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.099853	14.460114	5,671,288.9305
01/01/2015 to 12/31/2015	14.460114	14.056737	4,823,309.4711
01/01/2016 to 12/31/2016	14.056737	14.653790	4,315,423.1342
01/01/2017 to 12/31/2017	14.653790	15.932804	3,775,370.6781
01/01/2018 to 12/31/2018	15.932804	14.965904	3,213,899.2927
01/01/2019 to 12/31/2019	14.965904	16.999877	2,732,981.2290
01/01/2020 to 12/31/2020	16.999877	18.548013	2,476,773.4842
Brighthouse Asset Allocation 60 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Balanced Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.675611	11.278110	9,314,825.5411
01/01/2012 to 12/31/2012	11.278110	12.625255	8,806,011.0562
01/01/2013 to 12/31/2013	12.625255	14.815420	7,934,744.4925
01/01/2014 to 04/25/2014	14.815420	14.819885	0.0000
244

CONDENSED FINANCIAL INFORMATION (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 60 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.499935	14.983098	7,356,198.7900
01/01/2015 to 12/31/2015	14.983098	14.536495	6,707,198.1384
01/01/2016 to 12/31/2016	14.536495	15.299267	5,800,643.4191
01/01/2017 to 12/31/2017	15.299267	17.249415	5,029,115.6646
01/01/2018 to 12/31/2018	17.249415	15.910466	4,376,119.2391
01/01/2019 to 12/31/2019	15.910466	18.671224	3,779,217.9359
01/01/2020 to 12/31/2020	18.671224	20.887531	3,362,616.5470
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Growth Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.563163	10.922825	9,605,719.2984
01/01/2012 to 12/31/2012	10.922825	12.419539	9,249,643.1260
01/01/2013 to 12/31/2013	12.419539	15.366779	8,823,513.3710
01/01/2014 to 04/25/2014	15.366779	15.287812	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly MetLife Growth Strategy Sub-Account (Class B) and before that Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.584867	9.253106	375,161.9153
01/01/2012 to 12/31/2012	9.253106	10.557734	386,597.9056
01/01/2013 to 04/26/2013	10.557734	11.353330	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.473789	15.042373	8,364,902.4338
01/01/2015 to 12/31/2015	15.042373	14.530683	7,470,739.6472
01/01/2016 to 12/31/2016	14.530683	15.441002	6,876,360.7866
01/01/2017 to 12/31/2017	15.441002	18.081453	6,018,917.0655
01/01/2018 to 12/31/2018	18.081453	16.324802	5,224,176.0020
01/01/2019 to 12/31/2019	16.324802	19.847975	4,527,800.4102
01/01/2020 to 12/31/2020	19.847975	22.739265	4,215,395.3007
Brighthouse/Dimensional International Small Company Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.113440	14.083849	13,442.8182
01/01/2012 to 12/31/2012	14.083849	16.315960	8,951.9780
01/01/2013 to 12/31/2013	16.315960	20.458437	11,794.4508
01/01/2014 to 12/31/2014	20.458437	18.757640	11,751.4509
01/01/2015 to 12/31/2015	18.757640	19.493020	14,436.6440
01/01/2016 to 12/31/2016	19.493020	20.270913	14,490.4597
01/01/2017 to 12/31/2017	20.270913	25.985438	11,336.3864
01/01/2018 to 12/31/2018	25.985438	20.281985	12,231.3709
01/01/2019 to 12/31/2019	20.281985	24.520999	12,383.7564
01/01/2020 to 12/31/2020	24.520999	26.212604	11,998.8428
Brighthouse/Wellington Core Equity Opportunities (Class A)
05/02/2016 to 12/31/2016	50.539167	51.414418	1,608.4043
01/01/2017 to 12/31/2017	51.414418	60.159628	1,253.4609
01/01/2018 to 12/31/2018	60.159628	59.058336	1,240.5442
01/01/2019 to 12/31/2019	59.058336	75.988242	1,215.0081
01/01/2020 to 12/31/2020	75.988242	83.081529	1,203.1977
Brighthouse/Wellington Core Equity Opportunities (Class A) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class A))
01/01/2011 to 12/31/2011	17.818976	16.714193	3,360.9222
01/01/2012 to 12/31/2012	16.714193	18.162033	3,471.7730
01/01/2013 to 12/31/2013	18.162033	23.750225	3,204.8080
01/01/2014 to 12/31/2014	23.750225	25.942177	2,894.9517
01/01/2015 to 12/31/2015	25.942177	25.508233	2,794.2282
01/01/2016 to 04/29/2016	25.508233	25.646362	0.0000
245

CONDENSED FINANCIAL INFORMATION (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Wellington Core Equity Opportunities (Class E)
01/01/2011 to 12/31/2011	12.522598	11.791509	801,517.5740
01/01/2012 to 12/31/2012	11.791509	13.057507	645,466.4688
01/01/2013 to 12/31/2013	13.057507	17.133113	580,374.7381
01/01/2014 to 12/31/2014	17.133113	18.594661	470,387.1638
01/01/2015 to 12/31/2015	18.594661	18.686232	395,336.5316
01/01/2016 to 12/31/2016	18.686232	19.675380	360,093.6748
01/01/2017 to 12/31/2017	19.675380	22.993196	323,866.3401
01/01/2018 to 12/31/2018	22.993196	22.535785	280,278.9314
01/01/2019 to 12/31/2019	22.535785	28.959162	235,607.0421
01/01/2020 to 12/31/2020	28.959162	31.608342	201,843.7953
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.988058	11.806634	341,698.1771
01/01/2012 to 12/31/2012	11.806634	13.405541	573,878.2571
01/01/2013 to 12/31/2013	13.405541	18.011796	497,065.2384
01/01/2014 to 12/31/2014	18.011796	19.246841	430,129.4489
01/01/2015 to 12/31/2015	19.246841	20.906297	374,574.6308
01/01/2016 to 12/31/2016	20.906297	20.516953	342,983.9825
01/01/2017 to 12/31/2017	20.516953	27.619833	287,793.5950
01/01/2018 to 12/31/2018	27.619833	27.168893	252,584.8469
01/01/2019 to 12/31/2019	27.168893	35.373037	202,444.1352
01/01/2020 to 12/31/2020	35.373037	54.353702	155,364.5396
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.186111	7.933327	548,945.5013
01/01/2012 to 04/27/2012	7.933327	8.914802	0.0000
Loomis Sayles Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.355607	10.455680	7,227.8272
01/01/2012 to 12/31/2012	10.455680	11.392560	7,978.3797
01/01/2013 to 12/31/2013	11.392560	16.611155	7,351.2877
01/01/2014 to 12/31/2014	16.611155	16.475519	7,049.5143
01/01/2015 to 12/31/2015	16.475519	16.420748	6,022.2514
01/01/2016 to 12/31/2016	16.420748	17.111653	5,972.0153
01/01/2017 to 12/31/2017	17.111653	21.302538	4,822.8456
01/01/2018 to 12/31/2018	21.302538	20.989342	4,635.1627
01/01/2019 to 12/31/2019	20.989342	26.092941	4,598.6708
01/01/2020 to 12/31/2020	26.092941	34.368067	855.7695
MetLife Aggregate Bond Index Sub-Account (Class G)
04/29/2013 to 12/31/2013	15.989227	15.287359	3,711.0506
01/01/2014 to 12/31/2014	15.287359	15.842341	8,356.5897
01/01/2015 to 12/31/2015	15.842341	15.558733	7,056.0627
01/01/2016 to 12/31/2016	15.558733	15.607822	21,253.5328
01/01/2017 to 12/31/2017	15.607822	15.788352	12,130.4752
01/01/2018 to 12/31/2018	15.788352	15.436780	10,957.2156
01/01/2019 to 12/31/2019	15.436780	16.434532	13,138.4655
01/01/2020 to 12/31/2020	16.434532	17.261147	14,253.0234
246

CONDENSED FINANCIAL INFORMATION (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MFS ® Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	40.902295	41.062011	2,586.9741
01/01/2012 to 12/31/2012	41.062011	44.908591	2,316.4052
01/01/2013 to 12/31/2013	44.908591	52.381664	2,073.1495
01/01/2014 to 12/31/2014	52.381664	55.778020	2,288.4754
01/01/2015 to 12/31/2015	55.778020	54.591356	2,070.1506
01/01/2016 to 12/31/2016	54.591356	58.431046	2,175.6108
01/01/2017 to 12/31/2017	58.431046	64.407159	1,933.1021
01/01/2018 to 12/31/2018	64.407159	59.607051	1,274.8824
01/01/2019 to 12/31/2019	59.607051	70.328247	1,111.0177
01/01/2020 to 12/31/2020	70.328247	75.661967	1,097.6591
MFS ® Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.910277	13.756800	1,141.0604
01/01/2012 to 12/31/2012	13.756800	15.722736	1,119.1223
01/01/2013 to 12/31/2013	15.722736	20.917289	51,971.7468
01/01/2014 to 12/31/2014	20.917289	22.725377	37,514.7262
01/01/2015 to 12/31/2015	22.725377	22.249734	38,394.5696
01/01/2016 to 12/31/2016	22.249734	24.945586	35,185.9863
01/01/2017 to 12/31/2017	24.945586	28.824199	35,265.5278
01/01/2018 to 12/31/2018	28.824199	25.420820	36,800.1920
01/01/2019 to 12/31/2019	25.420820	32.435250	26,315.2199
01/01/2020 to 12/31/2020	32.435250	33.036564	37,115.3472
MFS ® Value Sub-Account (Class B) (formerly Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.815149	8.615160	96,513.4404
01/01/2012 to 12/31/2012	8.615160	9.642956	100,159.9254
01/01/2013 to 04/26/2013	9.642956	10.551252	0.0000
Neuberger Berman Genesis Sub-Account (Class B)
04/29/2013 to 12/31/2013	19.190964	23.908788	53,467.7487
01/01/2014 to 12/31/2014	23.908788	23.423399	43,657.1548
01/01/2015 to 12/31/2015	23.423399	23.104506	37,535.1640
01/01/2016 to 12/31/2016	23.104506	26.879920	33,918.0712
01/01/2017 to 12/31/2017	26.879920	30.506109	27,357.7306
01/01/2018 to 12/31/2018	30.506109	27.880009	22,862.8848
01/01/2019 to 12/31/2019	27.880009	35.452681	19,781.6596
01/01/2020 to 12/31/2020	35.452681	43.461389	16,573.1536
Neuberger Berman Genesis Sub-Account (Class B) (formerly MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	15.176218	14.126604	97,665.7380
01/01/2012 to 12/31/2012	14.126604	14.613933	75,288.0230
01/01/2013 to 04/26/2013	14.613933	15.827907	0.0000
VanEck Global Natural Resources Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.671588	15.288720	2,321.7774
01/01/2012 to 12/31/2012	15.288720	15.409403	2,010.5636
01/01/2013 to 12/31/2013	15.409403	16.770589	2,102.3810
01/01/2014 to 12/31/2014	16.770589	13.377435	1,066.6443
01/01/2015 to 12/31/2015	13.377435	8.839019	2,211.9820
01/01/2016 to 12/31/2016	8.839019	12.484863	1,337.3222
01/01/2017 to 12/31/2017	12.484863	12.177974	1,579.9352
01/01/2018 to 12/31/2018	12.177974	8.513052	1,706.0726
01/01/2019 to 12/31/2019	8.513052	9.398501	1,997.2305
01/01/2020 to 12/31/2020	9.398501	11.190857	1,952.6916
247

CONDENSED FINANCIAL INFORMATION (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management Strategic Bond Opportunities Sub-Account (Class A)
05/02/2016 to 12/31/2016	29.280780	30.329874	126.2019
01/01/2017 to 12/31/2017	30.329874	32.257245	126.1103
01/01/2018 to 12/31/2018	32.257245	30.491004	126.0263
01/01/2019 to 12/31/2019	30.491004	34.302787	125.9405
01/01/2020 to 12/31/2020	34.302787	36.037090	125.9405
Western Asset Management Strategic Bond Opportunities Sub-Account (Class A) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class A))
01/01/2011 to 12/31/2011	24.367609	24.814938	535.6637
01/01/2012 to 12/31/2012	24.814938	27.216721	535.4762
01/01/2013 to 12/31/2013	27.216721	27.157692	483.1051
01/01/2014 to 12/31/2014	27.157692	27.909798	482.9979
01/01/2015 to 12/31/2015	27.909798	27.070266	482.8972
01/01/2016 to 04/29/2016	27.070266	27.734449	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
05/02/2016 to 12/31/2016	27.816150	28.784568	167,700.2038
01/01/2017 to 12/31/2017	28.784568	30.530431	153,924.5260
01/01/2018 to 12/31/2018	30.530431	28.790737	134,770.1953
01/01/2019 to 12/31/2019	28.790737	32.318385	119,161.0959
01/01/2020 to 12/31/2020	32.318385	33.856338	105,596.9360
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (formerly Met Investors Series Trust - Lord Abbett Bond Debenture Sub-Account (Class B))
01/01/2011 to 12/31/2011	22.820826	23.425811	329,853.8532
01/01/2012 to 12/31/2012	23.425811	25.997480	291,789.8651
01/01/2013 to 12/31/2013	25.997480	27.584862	243,330.3864
01/01/2014 to 12/31/2014	27.584862	28.415302	202,093.7975
01/01/2015 to 12/31/2015	28.415302	27.315181	176,321.4559
01/01/2016 to 04/29/2016	27.315181	28.113019	0.0000
Putnam Variable Trust
Putnam VT Equity Income Sub-Account (Class IB)
01/01/2011 to 12/31/2011	15.173281	15.197088	3,610.4222
01/01/2012 to 12/31/2012	15.197088	17.814735	1,948.5482
01/01/2013 to 12/31/2013	17.814735	23.180442	1,589.3856
01/01/2014 to 12/31/2014	23.180442	25.662172	1,528.8516
01/01/2015 to 12/31/2015	25.662172	24.449658	1,095.5993
01/01/2016 to 12/31/2016	24.449658	27.303569	1,073.3439
01/01/2017 to 12/31/2017	27.303569	31.868315	1,053.7918
01/01/2018 to 12/31/2018	31.868315	28.654307	909.3730
01/01/2019 to 12/31/2019	28.654307	36.718402	764.7922
01/01/2020 to 12/31/2020	36.718402	38.173108	764.5429
248

CONDENSED FINANCIAL INFORMATION (continued)
CLASS B
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. International Growth Sub-Account (Series I)
01/01/2011 to 12/31/2011	17.257600	15.807563	6,295.3833
01/01/2012 to 12/31/2012	15.807563	17.935463	5,741.4633
01/01/2013 to 12/31/2013	17.935463	20.964937	4,360.6939
01/01/2014 to 12/31/2014	20.964937	20.659138	4,295.9851
01/01/2015 to 12/31/2015	20.659138	19.815044	3,809.5881
01/01/2016 to 12/31/2016	19.815044	19.373658	3,732.2360
01/01/2017 to 12/31/2017	19.373658	23.406264	3,727.9462
01/01/2018 to 12/31/2018	23.406264	19.543795	3,738.6296
01/01/2019 to 12/31/2019	19.543795	24.679783	3,113.1622
01/01/2020 to 12/31/2020	24.679783	27.630524	3,044.1544
American Funds Insurance Series®
American Funds Global Growth Sub-Account (Class 2)
01/01/2011 to 12/31/2011	26.082753	23.341819	4,636.1805
01/01/2012 to 12/31/2012	23.341819	28.095523	4,600.2664
01/01/2013 to 12/31/2013	28.095523	35.645973	7,583.0879
01/01/2014 to 12/31/2014	35.645973	35.819901	7,826.8581
01/01/2015 to 12/31/2015	35.819901	37.621363	7,784.2639
01/01/2016 to 12/31/2016	37.621363	37.179739	7,716.3093
01/01/2017 to 12/31/2017	37.179739	48.011085	8,146.6018
01/01/2018 to 12/31/2018	48.011085	42.885738	8,715.7995
01/01/2019 to 12/31/2019	42.885738	56.979862	8,562.8962
01/01/2020 to 12/31/2020	56.979862	73.009773	8,541.1008
American Funds Global Small Capitalization Sub-Account (Class 2)
01/01/2011 to 12/31/2011	29.557023	23.472725	1,051.2856
01/01/2012 to 12/31/2012	23.472725	27.242307	1,048.5768
01/01/2013 to 12/31/2013	27.242307	34.323009	1,396.1069
01/01/2014 to 12/31/2014	34.323009	34.426220	1,162.2127
01/01/2015 to 12/31/2015	34.426220	33.901824	1,142.8139
01/01/2016 to 12/31/2016	33.901824	33.995737	1,121.4579
01/01/2017 to 12/31/2017	33.995737	42.037579	1,637.3557
01/01/2018 to 12/31/2018	42.037579	36.928792	1,626.8172
01/01/2019 to 12/31/2019	36.928792	47.701807	1,653.4514
01/01/2020 to 12/31/2020	47.701807	60.773513	1,653.5122
American Funds Growth Sub-Account (Class 2)
01/01/2011 to 12/31/2011	140.962562	132.531385	449.1940
01/01/2012 to 12/31/2012	132.531385	153.441738	529.0095
01/01/2013 to 12/31/2013	153.441738	196.071196	878.0574
01/01/2014 to 12/31/2014	196.071196	208.959565	881.1460
01/01/2015 to 12/31/2015	208.959565	219.306873	823.4431
01/01/2016 to 12/31/2016	219.306873	235.831262	823.2961
01/01/2017 to 12/31/2017	235.831262	297.172284	897.7344
01/01/2018 to 12/31/2018	297.172284	291.119441	909.1140
01/01/2019 to 12/31/2019	291.119441	373.917381	638.9433
01/01/2020 to 12/31/2020	373.917381	558.493813	639.1750
249

CONDENSED FINANCIAL INFORMATION (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Funds Trust I
AB Global Dynamic Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.178148	10.497446	5,189.9526
01/01/2013 to 12/31/2013	10.497446	11.459381	29,163.0295
01/01/2014 to 12/31/2014	11.459381	12.081996	58,095.9200
01/01/2015 to 12/31/2015	12.081996	11.935192	54,893.6108
01/01/2016 to 12/31/2016	11.935192	12.143818	63,424.3749
01/01/2017 to 12/31/2017	12.143818	13.552152	78,439.8596
01/01/2018 to 12/31/2018	13.552152	12.381420	75,412.8335
01/01/2019 to 12/31/2019	12.381420	14.358534	70,735.5660
01/01/2020 to 12/31/2020	14.358534	14.959964	67,863.5712
AQR Global Risk Balanced Sub-Account (Class B)
04/30/2012 to 12/31/2012	11.107341	11.482334	62,539.1831
01/01/2013 to 12/31/2013	11.482334	10.895034	134,695.0142
01/01/2014 to 12/31/2014	10.895034	11.128446	145,068.0627
01/01/2015 to 12/31/2015	11.128446	9.883533	122,102.4339
01/01/2016 to 12/31/2016	9.883533	10.577105	126,660.1801
01/01/2017 to 12/31/2017	10.577105	11.407300	121,448.5740
01/01/2018 to 12/31/2018	11.407300	10.491455	112,578.0853
01/01/2019 to 12/31/2019	10.491455	12.356676	63,097.4058
01/01/2020 to 12/31/2020	12.356676	12.502698	55,601.5317
BlackRock Global Tactical Strategies Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.934082	10.228279	25,787.9890
01/01/2013 to 12/31/2013	10.228279	11.081407	106,154.1305
01/01/2014 to 12/31/2014	11.081407	11.527592	149,704.3644
01/01/2015 to 12/31/2015	11.527592	11.309628	121,555.5653
01/01/2016 to 12/31/2016	11.309628	11.600120	138,263.7788
01/01/2017 to 12/31/2017	11.600120	12.910083	130,530.3304
01/01/2018 to 12/31/2018	12.910083	11.767660	120,299.9088
01/01/2019 to 12/31/2019	11.767660	13.941603	101,216.0989
01/01/2020 to 12/31/2020	13.941603	14.282476	111,319.5498
BlackRock High Yield Sub-Account (Class B)
01/01/2011 to 12/31/2011	19.606939	19.709415	63,772.1105
01/01/2012 to 12/31/2012	19.709415	22.558187	64,114.9242
01/01/2013 to 12/31/2013	22.558187	24.223673	65,832.9796
01/01/2014 to 12/31/2014	24.223673	24.575543	62,651.1808
01/01/2015 to 12/31/2015	24.575543	23.160238	59,441.4949
01/01/2016 to 12/31/2016	23.160238	25.926754	42,053.3982
01/01/2017 to 12/31/2017	25.926754	27.441522	36,507.3027
01/01/2018 to 12/31/2018	27.441522	26.174945	35,212.1552
01/01/2019 to 12/31/2019	26.174945	29.526483	36,140.8095
01/01/2020 to 12/31/2020	29.526483	31.175090	34,280.7707
Brighthouse Asset Allocation 100 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.321306	10.477473	1,330,524.7197
01/01/2012 to 12/31/2012	10.477473	12.012329	1,276,477.5885
01/01/2013 to 12/31/2013	12.012329	15.279383	1,244,756.5605
01/01/2014 to 12/31/2014	15.279383	15.770441	1,113,539.5382
01/01/2015 to 12/31/2015	15.770441	15.178031	1,006,585.2448
01/01/2016 to 12/31/2016	15.178031	16.245697	821,914.5060
01/01/2017 to 12/31/2017	16.245697	19.616323	752,347.4040
01/01/2018 to 12/31/2018	19.616323	17.325399	698,200.3433
01/01/2019 to 12/31/2019	17.325399	21.692716	628,504.8558
01/01/2020 to 12/31/2020	21.692716	25.334037	577,076.0174
250

CONDENSED FINANCIAL INFORMATION (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Balanced Plus Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.960927	10.395119	3,960.2735
01/01/2013 to 12/31/2013	10.395119	11.675982	411,154.7260
01/01/2014 to 12/31/2014	11.675982	12.574137	478,506.7046
01/01/2015 to 12/31/2015	12.574137	11.845004	504,039.2825
01/01/2016 to 12/31/2016	11.845004	12.606873	508,927.2628
01/01/2017 to 12/31/2017	12.606873	14.652688	383,920.8990
01/01/2018 to 12/31/2018	14.652688	13.330401	383,019.8700
01/01/2019 to 12/31/2019	13.330401	16.177976	330,898.1098
01/01/2020 to 12/31/2020	16.177976	17.878124	311,922.5208
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.340627	9.853738	251,780.4865
01/01/2012 to 12/31/2012	9.853738	11.505677	395,265.7499
01/01/2013 to 12/31/2013	11.505677	10.737520	275,804.4530
01/01/2014 to 12/31/2014	10.737520	9.858227	268,805.2783
01/01/2015 to 12/31/2015	9.858227	8.344877	279,468.2890
01/01/2016 to 12/31/2016	8.344877	9.138735	251,598.7537
01/01/2017 to 12/31/2017	9.138735	11.518991	235,248.5552
01/01/2018 to 12/31/2018	11.518991	9.708047	237,572.6085
01/01/2019 to 12/31/2019	9.708047	11.513297	231,485.7767
01/01/2020 to 12/31/2020	11.513297	14.394152	210,829.0073
Brighthouse/Franklin Low Duration Total Return Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.987535	9.740597	41,153.0489
01/01/2012 to 12/31/2012	9.740597	9.986641	57,949.6640
01/01/2013 to 12/31/2013	9.986641	9.922338	69,384.5257
01/01/2014 to 12/31/2014	9.922338	9.848415	51,876.2920
01/01/2015 to 12/31/2015	9.848415	9.612514	51,938.0170
01/01/2016 to 12/31/2016	9.612514	9.736865	50,880.7457
01/01/2017 to 12/31/2017	9.736865	9.690991	46,063.4024
01/01/2018 to 12/31/2018	9.690991	9.558720	42,374.4355
01/01/2019 to 12/31/2019	9.558720	9.823437	43,839.6216
01/01/2020 to 12/31/2020	9.823437	9.852578	46,051.4416
Brighthouse/Templeton International Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.119715	11.864590	2,056.6735
01/01/2012 to 12/31/2012	11.864590	13.316647	17,103.0465
01/01/2013 to 12/31/2013	13.316647	13.214774	19,298.3165
01/01/2014 to 12/31/2014	13.214774	13.127056	2,806.8004
01/01/2015 to 12/31/2015	13.127056	12.356527	2,694.8733
01/01/2016 to 12/31/2016	12.356527	12.242243	2,519.6144
01/01/2017 to 12/31/2017	12.242243	12.041259	2,755.6960
01/01/2018 to 12/31/2018	12.041259	11.943925	2,713.8622
01/01/2019 to 12/31/2019	11.943925	11.867825	2,876.2764
01/01/2020 to 12/31/2020	11.867825	10.967018	3,327.5458
Brighthouse/Wellington Large Cap Research Sub-Account (Class B)
01/01/2011 to 12/31/2011	8.924167	8.780642	0.0000
01/01/2012 to 12/31/2012	8.780642	9.771984	0.0000
01/01/2013 to 12/31/2013	9.771984	12.877765	0.0000
01/01/2014 to 12/31/2014	12.877765	14.344706	0.0000
01/01/2015 to 12/31/2015	14.344706	14.710190	0.0000
01/01/2016 to 12/31/2016	14.710190	15.631197	0.0000
01/01/2017 to 12/31/2017	15.631197	18.706661	0.0000
01/01/2018 to 12/31/2018	18.706661	17.195600	0.0000
01/01/2019 to 12/31/2019	17.195600	22.242774	0.0000
01/01/2020 to 12/31/2020	22.242774	26.657768	0.0000
251

CONDENSED FINANCIAL INFORMATION (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Clarion Global Real Estate Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.886119	12.876948	181,275.4715
01/01/2012 to 12/31/2012	12.876948	15.932812	173,902.1391
01/01/2013 to 12/31/2013	15.932812	16.203410	168,721.1437
01/01/2014 to 12/31/2014	16.203410	18.025806	149,686.7665
01/01/2015 to 12/31/2015	18.025806	17.456087	133,216.9319
01/01/2016 to 12/31/2016	17.456087	17.294568	125,290.4153
01/01/2017 to 12/31/2017	17.294568	18.812199	121,623.4104
01/01/2018 to 12/31/2018	18.812199	16.877417	113,610.4421
01/01/2019 to 12/31/2019	16.877417	20.689042	97,700.4245
01/01/2020 to 12/31/2020	20.689042	19.299451	100,820.5832
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010647	1.045112	2,063,757.0497
01/01/2013 to 12/31/2013	1.045112	1.045571	1,893,930.5170
01/01/2014 to 12/31/2014	1.045571	1.084229	1,601,080.0032
01/01/2015 to 12/31/2015	1.084229	1.020107	1,545,552.9545
01/01/2016 to 12/31/2016	1.020107	1.119301	1,594,196.9339
01/01/2017 to 12/31/2017	1.119301	1.209332	1,689,534.0344
01/01/2018 to 12/31/2018	1.209332	1.111214	1,562,419.2960
01/01/2019 to 12/31/2019	1.111214	1.258156	939,903.1399
01/01/2020 to 12/31/2020	1.258156	1.360904	906,335.7033
Invesco Comstock Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.065751	9.739920	203,882.6207
01/01/2012 to 12/31/2012	9.739920	11.328525	190,693.4822
01/01/2013 to 12/31/2013	11.328525	15.064004	203,976.4960
01/01/2014 to 12/31/2014	15.064004	16.173046	178,040.3917
01/01/2015 to 12/31/2015	16.173046	14.936038	167,274.6283
01/01/2016 to 12/31/2016	14.936038	17.207145	142,618.4066
01/01/2017 to 12/31/2017	17.207145	19.946752	134,195.7977
01/01/2018 to 12/31/2018	19.946752	17.207852	127,343.6584
01/01/2019 to 12/31/2019	17.207852	21.118639	115,376.9585
01/01/2020 to 12/31/2020	21.118639	20.635896	115,120.2087
Invesco Global Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.677282	15.903115	321.1372
01/01/2012 to 12/31/2012	15.903115	18.925203	860.3008
01/01/2013 to 12/31/2013	18.925203	23.627439	1,749.8660
01/01/2014 to 12/31/2014	23.627439	23.703067	1,713.0000
01/01/2015 to 12/31/2015	23.703067	24.196422	2,123.6592
01/01/2016 to 12/31/2016	24.196422	23.819671	2,095.3250
01/01/2017 to 12/31/2017	23.819671	31.990519	2,003.2434
01/01/2018 to 12/31/2018	31.990519	27.286943	2,724.7355
01/01/2019 to 12/31/2019	27.286943	35.260225	2,731.5461
01/01/2020 to 12/31/2020	35.260225	44.181820	2,788.7867
Invesco Global Equity Sub-Account (Class B) (formerly Met/Templeton Growth Sub-Account (Class B) and before that Franklin Templeton Variable Insurance Products Trust - Templeton Growth Securities Sub-Account (Class 2))

01/01/2011 to 04/29/2011	15.118310	16.845504	0.0000
Invesco Global Equity Sub-Account (Class B) (formerly Met/Templeton Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.022979	8.251080	2,831.4383
01/01/2012 to 12/31/2012	8.251080	9.903252	2,468.4873
01/01/2013 to 04/26/2013	9.903252	10.514810	0.0000
252

CONDENSED FINANCIAL INFORMATION (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012701	1.047153	60,756.8599
01/01/2013 to 12/31/2013	1.047153	1.141470	214,830.1202
01/01/2014 to 12/31/2014	1.141470	1.199313	856,267.8665
01/01/2015 to 12/31/2015	1.199313	1.188452	368,009.6133
01/01/2016 to 12/31/2016	1.188452	1.201136	516,439.2395
01/01/2017 to 12/31/2017	1.201136	1.376287	514,108.5071
01/01/2018 to 12/31/2018	1.376287	1.254448	531,432.7952
01/01/2019 to 12/31/2019	1.254448	1.440450	413,056.9632
01/01/2020 to 12/31/2020	1.440450	1.587650	365,489.8592
JPMorgan Global Active Allocation Sub-Account (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996796	1.037539	0.0000
01/01/2015 to 12/31/2015	1.037539	1.009006	0.0000
01/01/2016 to 12/31/2016	1.009006	1.010776	28,667.9543
01/01/2017 to 12/31/2017	1.010776	1.146561	38,543.1455
01/01/2018 to 04/30/2018	1.146561	1.116675	0.0000
JPMorgan Small Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.368942	12.650759	0.0000
01/01/2012 to 12/31/2012	12.650759	14.332137	0.0000
01/01/2013 to 12/31/2013	14.332137	18.707998	0.0000
01/01/2014 to 12/31/2014	18.707998	19.177449	0.0000
01/01/2015 to 12/31/2015	19.177449	17.435219	0.0000
01/01/2016 to 12/31/2016	17.435219	22.348424	0.0000
01/01/2017 to 12/31/2017	22.348424	22.677918	0.0000
01/01/2018 to 12/31/2018	22.677918	19.173542	0.0000
01/01/2019 to 12/31/2019	19.173542	22.436989	105.6087
01/01/2020 to 12/31/2020	22.436989	23.382922	105.6087
Loomis Sayles Growth Sub-Account (Class B)
05/02/2011 to 12/31/2011	8.150279	7.367833	835,271.7525
01/01/2012 to 12/31/2012	7.367833	8.574900	766,531.6980
01/01/2013 to 12/31/2013	8.574900	12.262580	676,170.6117
01/01/2014 to 12/31/2014	12.262580	14.319275	596,554.9374
01/01/2015 to 12/31/2015	14.319275	13.496115	548,961.2803
01/01/2016 to 12/31/2016	13.496115	13.610663	528,059.9942
01/01/2017 to 12/31/2017	13.610663	15.829482	497,897.3619
01/01/2018 to 12/31/2018	15.829482	14.448255	440,535.9505
01/01/2019 to 12/31/2019	14.448255	17.535100	408,703.9064
01/01/2020 to 12/31/2020	17.535100	22.771993	344,863.0977
Loomis Sayles Growth Sub-Account (Class B) (formerly Legg Mason Value Equity Sub-Account (Class B))
01/01/2011 to 04/29/2011	6.540272	6.945274	0.0000
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	1.077631	1.123774	31,337.6918
01/01/2014 to 12/31/2014	1.123774	1.205943	135,426.8925
01/01/2015 to 12/31/2015	1.205943	1.170076	274,724.9880
01/01/2016 to 12/31/2016	1.170076	1.199325	255,701.9051
01/01/2017 to 12/31/2017	1.199325	1.361091	4,108,469.3007
01/01/2018 to 12/31/2018	1.361091	1.240632	3,898,207.6196
01/01/2019 to 12/31/2019	1.240632	1.483050	3,868,707.0978
01/01/2020 to 12/31/2020	1.483050	1.552043	3,821,096.4785
253

CONDENSED FINANCIAL INFORMATION (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MFS ® Research International Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.990078	12.274831	477,435.5115
01/01/2012 to 12/31/2012	12.274831	14.075937	557,370.7408
01/01/2013 to 12/31/2013	14.075937	16.489817	399,200.6228
01/01/2014 to 12/31/2014	16.489817	15.070088	365,759.8138
01/01/2015 to 12/31/2015	15.070088	14.538673	350,026.5362
01/01/2016 to 12/31/2016	14.538673	14.154316	333,718.6671
01/01/2017 to 12/31/2017	14.154316	17.816812	301,507.7952
01/01/2018 to 12/31/2018	17.816812	15.048218	280,434.8965
01/01/2019 to 12/31/2019	15.048218	18.964604	276,309.3727
01/01/2020 to 12/31/2020	18.964604	21.049831	249,699.8882
Morgan Stanley Discovery Sub-Account (Class B) (formerly Morgan Stanley Mid Cap Growth Sub-Account (Class B) and before that Van Kampen Mid Cap Growth Sub-Account (Class B) and before that Lord Abbett Growth Opportunities Sub-Account (Class B))

01/01/2011 to 12/31/2011	13.350550	12.205173	63,069.4841
01/01/2012 to 12/31/2012	12.205173	13.098874	62,685.7496
01/01/2013 to 12/31/2013	13.098874	17.885829	62,860.3621
01/01/2014 to 12/31/2014	17.885829	17.744888	59,624.6029
01/01/2015 to 12/31/2015	17.744888	16.552906	47,583.3709
01/01/2016 to 12/31/2016	16.552906	14.882155	43,957.0334
01/01/2017 to 12/31/2017	14.882155	20.451684	37,584.8516
01/01/2018 to 12/31/2018	20.451684	22.123609	35,315.9188
01/01/2019 to 12/31/2019	22.123609	30.448676	30,727.8362
01/01/2020 to 12/31/2020	30.448676	75.694856	28,056.0999
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999754	1.032732	0.0000
01/01/2015 to 12/31/2015	1.032732	0.958753	0.0000
01/01/2016 to 12/31/2016	0.958753	1.046394	19,111.0620
01/01/2017 to 12/31/2017	1.046394	1.157256	15,416.9171
01/01/2018 to 12/31/2018	1.157256	1.050215	0.0000
01/01/2019 to 12/31/2019	1.050215	1.258348	0.0000
01/01/2020 to 12/31/2020	1.258348	1.382266	0.0000
PIMCO Inflation Protected Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.359664	14.583906	522,777.4984
01/01/2012 to 12/31/2012	14.583906	15.630297	458,817.4301
01/01/2013 to 12/31/2013	15.630297	13.927562	448,389.8588
01/01/2014 to 12/31/2014	13.927562	14.074860	414,385.7765
01/01/2015 to 12/31/2015	14.074860	13.393833	376,259.3810
01/01/2016 to 12/31/2016	13.393833	13.810534	361,228.0233
01/01/2017 to 12/31/2017	13.810534	14.035225	331,369.4677
01/01/2018 to 12/31/2018	14.035225	13.451422	299,523.3386
01/01/2019 to 12/31/2019	13.451422	14.304120	263,191.7901
01/01/2020 to 12/31/2020	14.304120	15.669788	248,161.5678
PIMCO Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.752043	15.962182	1,321,654.2392
01/01/2012 to 12/31/2012	15.962182	17.129299	1,204,297.3140
01/01/2013 to 12/31/2013	17.129299	16.501480	1,104,260.1509
01/01/2014 to 12/31/2014	16.501480	16.886492	989,574.6569
01/01/2015 to 12/31/2015	16.886492	16.586082	879,229.8615
01/01/2016 to 12/31/2016	16.586082	16.715339	862,620.4311
01/01/2017 to 12/31/2017	16.715339	17.156877	852,758.9925
01/01/2018 to 12/31/2018	17.156877	16.810424	757,221.8055
01/01/2019 to 12/31/2019	16.810424	17.907644	714,611.6449
01/01/2020 to 12/31/2020	17.907644	19.084652	670,098.9702
254

CONDENSED FINANCIAL INFORMATION (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Schroders Global Multi-Asset Sub-Account (Class B) (formerly Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.214980	10.723087	123,980.0761
01/01/2014 to 12/31/2014	10.723087	11.441855	181,280.1454
01/01/2015 to 12/31/2015	11.441855	11.097109	150,293.6596
01/01/2016 to 12/31/2016	11.097109	11.396794	138,536.7897
01/01/2017 to 12/31/2017	11.396794	13.037902	8,676.5422
01/01/2018 to 04/30/2018	13.037902	12.453412	0.0000
Schroders Global Multi-Asset Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010679	1.065216	489,598.0398
01/01/2013 to 12/31/2013	1.065216	1.151996	930,018.6103
01/01/2014 to 12/31/2014	1.151996	1.219011	977,785.6248
01/01/2015 to 12/31/2015	1.219011	1.186739	1,047,213.7630
01/01/2016 to 12/31/2016	1.186739	1.231461	962,467.9228
01/01/2017 to 12/31/2017	1.231461	1.382471	964,595.7819
01/01/2018 to 12/31/2018	1.382471	1.229726	919,191.9148
01/01/2019 to 12/31/2019	1.229726	1.467373	443,451.0923
01/01/2020 to 12/31/2020	1.467373	1.471499	440,556.4733
SSGA Growth and Income ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.439728	11.355300	517,220.4676
01/01/2012 to 12/31/2012	11.355300	12.584198	425,526.0812
01/01/2013 to 12/31/2013	12.584198	13.958021	425,456.7987
01/01/2014 to 12/31/2014	13.958021	14.505773	368,391.9583
01/01/2015 to 12/31/2015	14.505773	13.967291	322,806.9862
01/01/2016 to 12/31/2016	13.967291	14.511610	306,428.2172
01/01/2017 to 12/31/2017	14.511610	16.514029	278,106.2158
01/01/2018 to 12/31/2018	16.514029	15.160427	254,187.9114
01/01/2019 to 12/31/2019	15.160427	17.809813	239,559.6506
01/01/2020 to 12/31/2020	17.809813	19.210210	221,893.3488
SSGA Growth ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.026635	10.599738	286,855.9251
01/01/2012 to 12/31/2012	10.599738	11.974538	294,720.9772
01/01/2013 to 12/31/2013	11.974538	13.886441	307,667.6569
01/01/2014 to 12/31/2014	13.886441	14.372340	309,739.1988
01/01/2015 to 12/31/2015	14.372340	13.789705	327,792.1752
01/01/2016 to 12/31/2016	13.789705	14.475466	287,217.1556
01/01/2017 to 12/31/2017	14.475466	17.009871	274,988.8739
01/01/2018 to 12/31/2018	17.009871	15.243552	257,054.7331
01/01/2019 to 12/31/2019	15.243552	18.331786	240,726.0052
01/01/2020 to 12/31/2020	18.331786	19.939159	216,673.8229
T. Rowe Price Large Cap Value Sub-Account (Class A)
01/01/2011 to 12/31/2011	46.029633	43.506636	57,106.0096
01/01/2012 to 12/31/2012	43.506636	50.533753	51,015.5267
01/01/2013 to 12/31/2013	50.533753	66.552437	41,204.0648
01/01/2014 to 12/31/2014	66.552437	74.232519	36,345.3044
01/01/2015 to 12/31/2015	74.232519	70.493082	33,346.9348
01/01/2016 to 12/31/2016	70.493082	80.454447	28,492.2199
01/01/2017 to 12/31/2017	80.454447	92.669867	25,856.6235
01/01/2018 to 12/31/2018	92.669867	82.859760	23,578.7014
01/01/2019 to 12/31/2019	82.859760	103.204049	22,022.9814
01/01/2020 to 12/31/2020	103.204049	104.548484	21,621.3745
255

CONDENSED FINANCIAL INFORMATION (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
T. Rowe Price Large Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	47.141906	44.445719	335,102.1328
01/01/2012 to 12/31/2012	44.445719	51.496264	329,415.0186
01/01/2013 to 12/31/2013	51.496264	67.660932	263,824.3044
01/01/2014 to 12/31/2014	67.660932	75.279414	266,658.1850
01/01/2015 to 12/31/2015	75.279414	71.285095	220,244.0401
01/01/2016 to 12/31/2016	71.285095	81.176371	215,566.9549
01/01/2017 to 12/31/2017	81.176371	93.245806	189,555.8010
01/01/2018 to 12/31/2018	93.245806	83.186163	168,600.4169
01/01/2019 to 12/31/2019	83.186163	103.366956	151,747.5230
01/01/2020 to 12/31/2020	103.366956	104.430997	145,822.5498
T. Rowe Price Mid Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.078183	9.735655	607,434.9428
01/01/2012 to 12/31/2012	9.735655	10.869334	572,135.0898
01/01/2013 to 12/31/2013	10.869334	14.580492	528,126.6336
01/01/2014 to 12/31/2014	14.580492	16.149772	353,334.2371
01/01/2015 to 12/31/2015	16.149772	16.920211	389,996.5990
01/01/2016 to 12/31/2016	16.920211	17.651325	283,430.1207
01/01/2017 to 12/31/2017	17.651325	21.627224	260,601.1093
01/01/2018 to 12/31/2018	21.627224	20.773818	233,519.0572
01/01/2019 to 12/31/2019	20.773818	26.742170	215,569.5371
01/01/2020 to 12/31/2020	26.742170	32.545417	202,495.5545
Victory Sycamore Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	24.868818	23.522724	155,003.4132
01/01/2012 to 12/31/2012	23.522724	26.496199	145,101.9986
01/01/2013 to 12/31/2013	26.496199	33.910186	177,908.4943
01/01/2014 to 12/31/2014	33.910186	36.516974	169,571.5388
01/01/2015 to 12/31/2015	36.516974	32.644245	109,936.5915
01/01/2016 to 12/31/2016	32.644245	37.032845	129,476.4644
01/01/2017 to 12/31/2017	37.032845	39.820499	111,016.9477
01/01/2018 to 12/31/2018	39.820499	35.137970	100,409.6290
01/01/2019 to 12/31/2019	35.137970	44.514283	92,013.8574
01/01/2020 to 12/31/2020	44.514283	47.057749	84,307.6361
Western Asset Management Government Income Sub-Account (Class B) (formerly Fidelity Institutional Asset Management® Government Income Sub-Account (Class B))
04/30/2012 to 12/31/2012	10.729226	10.865912	40,902.4915
01/01/2013 to 12/31/2013	10.865912	10.189740	39,474.2888
01/01/2014 to 12/31/2014	10.189740	10.764236	17,646.5389
01/01/2015 to 12/31/2015	10.764236	10.617679	23,631.2964
01/01/2016 to 12/31/2016	10.617679	10.565643	18,197.4663
01/01/2017 to 12/31/2017	10.565643	10.647479	23,500.6897
01/01/2018 to 12/31/2018	10.647479	10.449715	36,142.4789
01/01/2019 to 12/31/2019	10.449715	11.032398	16,824.1326
01/01/2020 to 12/31/2020	11.032398	11.666889	73,046.2183
256

CONDENSED FINANCIAL INFORMATION (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Funds Trust II
Baillie Gifford International Stock Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.304106	11.220835	15,113.9477
01/01/2012 to 12/31/2012	11.220835	13.153924	15,265.5663
01/01/2013 to 12/31/2013	13.153924	14.875007	70,935.5639
01/01/2014 to 12/31/2014	14.875007	14.121177	70,552.8620
01/01/2015 to 12/31/2015	14.121177	13.568265	71,647.9353
01/01/2016 to 12/31/2016	13.568265	13.999304	67,163.9269
01/01/2017 to 12/31/2017	13.999304	18.547795	58,399.9164
01/01/2018 to 12/31/2018	18.547795	15.083529	57,443.1147
01/01/2019 to 12/31/2019	15.083529	19.615332	52,642.3475
01/01/2020 to 12/31/2020	19.615332	24.323433	47,919.4910
BlackRock Bond Income Sub-Account (Class B)
01/01/2011 to 12/31/2011	47.390936	49.482268	6,027.4945
01/01/2012 to 12/31/2012	49.482268	52.133539	5,380.5383
01/01/2013 to 12/31/2013	52.133539	50.687522	4,691.3680
01/01/2014 to 12/31/2014	50.687522	53.173512	4,455.1144
01/01/2015 to 12/31/2015	53.173512	52.402884	4,145.6337
01/01/2016 to 12/31/2016	52.402884	52.942877	9,142.0118
01/01/2017 to 12/31/2017	52.942877	54.002311	13,270.6826
01/01/2018 to 12/31/2018	54.002311	52.707389	10,897.9164
01/01/2019 to 12/31/2019	52.707389	56.712589	8,044.8580
01/01/2020 to 12/31/2020	56.712589	60.341049	8,200.1679
BlackRock Capital Appreciation Sub-Account (Class A)
01/01/2011 to 12/31/2011	12.625951	11.291725	25,042.0740
01/01/2012 to 12/31/2012	11.291725	12.683100	23,714.7021
01/01/2013 to 12/31/2013	12.683100	16.719582	22,713.1306
01/01/2014 to 12/31/2014	16.719582	17.882451	20,599.7929
01/01/2015 to 12/31/2015	17.882451	18.666246	20,094.1952
01/01/2016 to 12/31/2016	18.666246	18.348891	19,593.4064
01/01/2017 to 12/31/2017	18.348891	24.137644	17,710.3931
01/01/2018 to 12/31/2018	24.137644	24.279355	17,656.5461
01/01/2019 to 12/31/2019	24.279355	31.680267	17,346.2305
01/01/2020 to 12/31/2020	31.680267	43.766361	16,718.1994
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.173286	9.992289	1,202,849.4439
01/01/2012 to 12/31/2012	9.992289	9.813061	1,144,877.0364
01/01/2013 to 12/31/2013	9.813061	9.637997	734,027.6940
01/01/2014 to 12/31/2014	9.637997	9.466058	676,585.0545
01/01/2015 to 12/31/2015	9.466058	9.297185	735,108.1518
01/01/2016 to 12/31/2016	9.297185	9.141565	731,804.6032
01/01/2017 to 12/31/2017	9.141565	9.035909	551,568.9217
01/01/2018 to 12/31/2018	9.035909	9.011288	463,544.5010
01/01/2019 to 12/31/2019	9.011288	9.016758	524,124.3907
01/01/2020 to 12/31/2020	9.016758	8.872482	486,524.2018
Brighthouse Asset Allocation 20 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.453089	13.682515	13,981.2944
01/01/2015 to 12/31/2015	13.682515	13.359733	49,276.4636
01/01/2016 to 12/31/2016	13.359733	13.715825	71,093.4173
01/01/2017 to 12/31/2017	13.715825	14.405732	68,810.8373
01/01/2018 to 12/31/2018	14.405732	13.777940	55,121.5388
01/01/2019 to 12/31/2019	13.777940	15.120346	74,398.3683
01/01/2020 to 12/31/2020	15.120346	16.263168	157,456.0157
257

CONDENSED FINANCIAL INFORMATION (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Defensive Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.792861	11.788574	3,096,012.1286
01/01/2012 to 12/31/2012	11.788574	12.840462	2,862,196.1934
01/01/2013 to 12/31/2013	12.840462	13.756466	2,091,940.1540
01/01/2014 to 04/25/2014	13.756466	13.852173	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Moderate Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.855988	11.631326	4,847,688.4421
01/01/2012 to 12/31/2012	11.631326	12.838561	4,531,143.4256
01/01/2013 to 12/31/2013	12.838561	14.403353	3,999,718.6892
01/01/2014 to 04/25/2014	14.403353	14.448906	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.036313	14.390080	5,445,938.2373
01/01/2015 to 12/31/2015	14.390080	13.981661	4,900,397.5355
01/01/2016 to 12/31/2016	13.981661	14.568240	4,449,925.9778
01/01/2017 to 12/31/2017	14.568240	15.831892	3,902,999.5794
01/01/2018 to 12/31/2018	15.831892	14.863638	3,417,381.3833
01/01/2019 to 12/31/2019	14.863638	16.875273	2,973,266.1364
01/01/2020 to 12/31/2020	16.875273	18.402835	2,728,394.2319
Brighthouse Asset Allocation 60 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Balanced Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.639689	11.237801	15,303,664.1037
01/01/2012 to 12/31/2012	11.237801	12.573811	14,405,559.8417
01/01/2013 to 12/31/2013	12.573811	14.747678	13,359,110.2385
01/01/2014 to 04/25/2014	14.747678	14.749798	0.0000
Brighthouse Asset Allocation 60 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.434587	14.910526	12,394,479.9853
01/01/2015 to 12/31/2015	14.910526	14.458852	11,168,701.9613
01/01/2016 to 12/31/2016	14.458852	15.209943	10,295,072.4353
01/01/2017 to 12/31/2017	15.209943	17.140160	9,194,586.4537
01/01/2018 to 12/31/2018	17.140160	15.801741	8,332,688.9967
01/01/2019 to 12/31/2019	15.801741	18.534365	7,583,365.2827
01/01/2020 to 12/31/2020	18.534365	20.724035	6,840,097.6905
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Growth Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.527582	10.883780	12,854,262.5677
01/01/2012 to 12/31/2012	10.883780	12.368927	11,785,991.4468
01/01/2013 to 12/31/2013	12.368927	15.296509	11,423,391.3074
01/01/2014 to 04/25/2014	15.296509	15.215505	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly MetLife Growth Strategy Sub-Account (Class B) and before that Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.571990	9.236064	544,047.1713
01/01/2012 to 12/31/2012	9.236064	10.532994	526,519.1755
01/01/2013 to 04/26/2013	10.532994	11.324926	0.0000
258

CONDENSED FINANCIAL INFORMATION (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 80 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.408551	14.969507	11,007,746.8515
01/01/2015 to 12/31/2015	14.969507	14.453064	10,102,971.7770
01/01/2016 to 12/31/2016	14.453064	15.350843	9,239,131.0969
01/01/2017 to 12/31/2017	15.350843	17.966920	8,330,152.7301
01/01/2018 to 12/31/2018	17.966920	16.213236	7,690,792.0009
01/01/2019 to 12/31/2019	16.213236	19.702479	6,839,751.9931
01/01/2020 to 12/31/2020	19.702479	22.561262	6,237,080.5727
Brighthouse/Dimensional International Small Company Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.094897	14.061559	6,668.7874
01/01/2012 to 12/31/2012	14.061559	16.281954	7,454.5487
01/01/2013 to 12/31/2013	16.281954	20.405601	12,789.2166
01/01/2014 to 12/31/2014	20.405601	18.699838	12,444.6349
01/01/2015 to 12/31/2015	18.699838	19.423236	22,503.2465
01/01/2016 to 12/31/2016	19.423236	20.188248	22,542.2040
01/01/2017 to 12/31/2017	20.188248	25.866578	23,554.1732
01/01/2018 to 12/31/2018	25.866578	20.179051	23,274.5424
01/01/2019 to 12/31/2019	20.179051	24.384360	23,904.6867
01/01/2020 to 12/31/2020	24.384360	26.053472	21,009.2489
Brighthouse/Wellington Core Equity Opportunities (Class A)
05/02/2016 to 12/31/2016	49.998333	50.847360	11,234.7046
01/01/2017 to 12/31/2017	50.847360	59.466476	10,487.5166
01/01/2018 to 12/31/2018	59.466476	58.348514	10,160.8159
01/01/2019 to 12/31/2019	58.348514	75.037419	8,837.6662
01/01/2020 to 12/31/2020	75.037419	82.000811	7,973.0233
Brighthouse/Wellington Core Equity Opportunities (Class A) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class A))
01/01/2011 to 12/31/2011	17.668902	16.565154	30,880.7126
01/01/2012 to 12/31/2012	16.565154	17.991038	29,842.3216
01/01/2013 to 12/31/2013	17.991038	23.514864	25,317.2119
01/01/2014 to 12/31/2014	23.514864	25.672254	25,219.3146
01/01/2015 to 12/31/2015	25.672254	25.230204	22,774.9377
01/01/2016 to 04/29/2016	25.230204	25.362656	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class E)
01/01/2011 to 12/31/2011	12.369630	11.641659	987,619.3230
01/01/2012 to 12/31/2012	11.641659	12.885091	857,991.0856
01/01/2013 to 12/31/2013	12.885091	16.898436	754,758.6576
01/01/2014 to 12/31/2014	16.898436	18.330797	664,359.8467
01/01/2015 to 12/31/2015	18.330797	18.411859	591,855.9892
01/01/2016 to 12/31/2016	18.411859	19.376793	529,058.4030
01/01/2017 to 12/31/2017	19.376793	22.632977	483,913.2955
01/01/2018 to 12/31/2018	22.632977	22.171576	442,236.0359
01/01/2019 to 12/31/2019	22.171576	28.476903	380,313.1732
01/01/2020 to 12/31/2020	28.476903	31.066381	341,982.1770
259

CONDENSED FINANCIAL INFORMATION (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.894387	11.708536	391,632.6187
01/01/2012 to 12/31/2012	11.708536	13.287480	770,040.2188
01/01/2013 to 12/31/2013	13.287480	17.844249	688,823.4226
01/01/2014 to 12/31/2014	17.844249	19.058273	687,221.2642
01/01/2015 to 12/31/2015	19.058273	20.691121	575,660.4057
01/01/2016 to 12/31/2016	20.691121	20.295634	459,128.3347
01/01/2017 to 12/31/2017	20.295634	27.308289	396,442.2104
01/01/2018 to 12/31/2018	27.308289	26.848924	360,305.4159
01/01/2019 to 12/31/2019	26.848924	34.938974	325,779.1518
01/01/2020 to 12/31/2020	34.938974	53.659855	275,195.6392
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.086054	7.832451	686,579.4063
01/01/2012 to 04/27/2012	7.832451	8.800013	0.0000
Loomis Sayles Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.305612	10.400009	23,857.7688
01/01/2012 to 12/31/2012	10.400009	11.326206	21,264.5951
01/01/2013 to 12/31/2013	11.326206	16.506159	19,732.4225
01/01/2014 to 12/31/2014	16.506159	16.363193	19,033.3494
01/01/2015 to 12/31/2015	16.363193	16.300641	16,938.5942
01/01/2016 to 12/31/2016	16.300641	16.977999	15,438.6363
01/01/2017 to 12/31/2017	16.977999	21.125620	15,541.2273
01/01/2018 to 12/31/2018	21.125620	20.804553	15,501.2714
01/01/2019 to 12/31/2019	20.804553	25.850289	14,637.3660
01/01/2020 to 12/31/2020	25.850289	34.031406	11,601.2377
MetLife Aggregate Bond Index Sub-Account (Class G)
04/29/2013 to 12/31/2013	15.873892	15.171972	9,739.7190
01/01/2014 to 12/31/2014	15.171972	15.714905	11,614.2995
01/01/2015 to 12/31/2015	15.714905	15.425862	21,883.0563
01/01/2016 to 12/31/2016	15.425862	15.466796	20,831.0222
01/01/2017 to 12/31/2017	15.466796	15.637896	21,806.5342
01/01/2018 to 12/31/2018	15.637896	15.281988	21,065.6757
01/01/2019 to 12/31/2019	15.281988	16.261603	21,254.1422
01/01/2020 to 12/31/2020	16.261603	17.070960	24,708.2512
MFS ® Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.340029	12.382036	39,258.9125
01/01/2012 to 12/31/2012	12.382036	13.535148	39,162.4583
01/01/2013 to 12/31/2013	13.535148	15.779593	38,159.4139
01/01/2014 to 12/31/2014	15.779593	16.794321	37,721.7324
01/01/2015 to 12/31/2015	16.794321	16.428807	36,661.9055
01/01/2016 to 12/31/2016	16.428807	17.575541	27,379.1728
01/01/2017 to 12/31/2017	17.575541	19.363448	24,754.2434
01/01/2018 to 12/31/2018	19.363448	17.911325	24,537.8640
01/01/2019 to 12/31/2019	17.911325	21.122375	19,484.6745
01/01/2020 to 12/31/2020	21.122375	22.712913	17,811.4787
260

CONDENSED FINANCIAL INFORMATION (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MFS ® Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.823887	13.664542	386.8603
01/01/2012 to 12/31/2012	13.664542	15.609448	370.5569
01/01/2013 to 12/31/2013	15.609448	20.756199	105,176.6217
01/01/2014 to 12/31/2014	20.756199	22.539090	67,111.9496
01/01/2015 to 12/31/2015	22.539090	22.056313	52,975.5370
01/01/2016 to 12/31/2016	22.056313	24.716370	57,444.3217
01/01/2017 to 12/31/2017	24.716370	28.545114	61,428.9087
01/01/2018 to 12/31/2018	28.545114	25.162022	57,184.0522
01/01/2019 to 12/31/2019	25.162022	32.088995	64,960.8388
01/01/2020 to 12/31/2020	32.088995	32.667496	60,368.0186
MFS ® Value Sub-Account (Class B) (formerly Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.803303	8.599289	234,873.0590
01/01/2012 to 12/31/2012	8.599289	9.620356	220,738.7279
01/01/2013 to 04/26/2013	9.620356	10.524851	0.0000
Neuberger Berman Genesis Sub-Account (Class B)
04/29/2013 to 12/31/2013	19.068260	23.747926	123,293.2154
01/01/2014 to 12/31/2014	23.747926	23.254168	116,048.6904
01/01/2015 to 12/31/2015	23.254168	22.926111	105,957.3492
01/01/2016 to 12/31/2016	22.926111	26.659045	99,726.2378
01/01/2017 to 12/31/2017	26.659045	30.240358	92,980.0361
01/01/2018 to 12/31/2018	30.240358	27.623231	85,631.7914
01/01/2019 to 12/31/2019	27.623231	35.108600	78,804.8433
01/01/2020 to 12/31/2020	35.108600	43.018014	71,413.7304
Neuberger Berman Genesis Sub-Account (Class B) (formerly MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	15.024065	13.977994	168,160.1761
01/01/2012 to 12/31/2012	13.977994	14.452926	162,175.7777
01/01/2013 to 04/26/2013	14.452926	15.651038	0.0000
T. Rowe Price Large Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.452354	13.036443	122,075.6401
01/01/2012 to 12/31/2012	13.036443	15.193594	110,026.6603
01/01/2013 to 12/31/2013	15.193594	20.707934	157,219.9614
01/01/2014 to 12/31/2014	20.707934	22.133589	152,526.2287
01/01/2015 to 12/31/2015	22.133589	24.024065	140,568.2927
01/01/2016 to 12/31/2016	24.024065	23.956932	135,689.4469
01/01/2017 to 12/31/2017	23.956932	31.408174	134,462.1864
01/01/2018 to 12/31/2018	31.408174	30.488738	122,494.5389
01/01/2019 to 12/31/2019	30.488738	39.105028	119,451.3006
01/01/2020 to 12/31/2020	39.105028	52.478369	99,409.8510
T. Rowe Price Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.155450	17.093865	19,290.9924
01/01/2012 to 12/31/2012	17.093865	19.458084	18,501.6996
01/01/2013 to 12/31/2013	19.458084	27.552818	16,828.0540
01/01/2014 to 12/31/2014	27.552818	28.859903	17,090.6603
01/01/2015 to 12/31/2015	28.859903	29.043406	15,123.7297
01/01/2016 to 12/31/2016	29.043406	31.800773	13,763.9845
01/01/2017 to 12/31/2017	31.800773	38.273838	16,671.2788
01/01/2018 to 12/31/2018	38.273838	35.038225	13,085.7216
01/01/2019 to 12/31/2019	35.038225	45.713514	12,190.3693
01/01/2020 to 12/31/2020	45.713514	55.690982	11,000.9517
261

CONDENSED FINANCIAL INFORMATION (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
VanEck Global Natural Resources Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.651343	15.264514	6,758.6347
01/01/2012 to 12/31/2012	15.264514	15.377272	3,585.4584
01/01/2013 to 12/31/2013	15.377272	16.727253	3,077.9265
01/01/2014 to 12/31/2014	16.727253	13.336181	2,896.0062
01/01/2015 to 12/31/2015	13.336181	8.807343	3,739.1815
01/01/2016 to 12/31/2016	8.807343	12.433905	2,807.6768
01/01/2017 to 12/31/2017	12.433905	12.122223	3,165.4990
01/01/2018 to 12/31/2018	12.122223	8.469812	3,046.1618
01/01/2019 to 12/31/2019	8.469812	9.346090	3,471.1616
01/01/2020 to 12/31/2020	9.346090	11.122873	3,062.2060
Western Asset Management Strategic Bond Opportunities Sub-Account (Class A)
05/02/2016 to 12/31/2016	28.967472	29.995397	3,035.3620
01/01/2017 to 12/31/2017	29.995397	31.885613	3,064.0951
01/01/2018 to 12/31/2018	31.885613	30.124568	3,044.7712
01/01/2019 to 12/31/2019	30.124568	33.873605	2,028.0635
01/01/2020 to 12/31/2020	33.873605	35.568371	1,924.7195
Western Asset Management Strategic Bond Opportunities Sub-Account (Class A) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class A))
01/01/2011 to 12/31/2011	24.167275	24.598658	2,117.0173
01/01/2012 to 12/31/2012	24.598658	26.965952	2,107.7093
01/01/2013 to 12/31/2013	26.965952	26.894015	2,099.0343
01/01/2014 to 12/31/2014	26.894015	27.625003	2,090.3905
01/01/2015 to 12/31/2015	27.625003	26.780640	2,081.3308
01/01/2016 to 04/29/2016	26.780640	27.433207	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
05/02/2016 to 12/31/2016	27.518509	28.467128	286,938.2632
01/01/2017 to 12/31/2017	28.467128	30.178689	272,306.2629
01/01/2018 to 12/31/2018	30.178689	28.444730	225,833.7472
01/01/2019 to 12/31/2019	28.444730	31.914025	206,232.4231
01/01/2020 to 12/31/2020	31.914025	33.415977	197,138.3851
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (formerly Met Investors Series Trust - Lord Abbett Bond Debenture Sub-Account (Class B))
01/01/2011 to 12/31/2011	22.542192	23.128254	405,805.4391
01/01/2012 to 12/31/2012	23.128254	25.654361	378,187.8879
01/01/2013 to 12/31/2013	25.654361	27.207186	345,391.5204
01/01/2014 to 12/31/2014	27.207186	28.012247	323,726.4175
01/01/2015 to 12/31/2015	28.012247	26.914264	283,568.6505
01/01/2016 to 04/29/2016	26.914264	27.695839	0.0000
Franklin Templeton Variable Insurance Products Trust
Templeton Foreign VIP Sub-Account (Class 2)
01/01/2011 to 12/31/2011	13.203110	11.588810	69,009.1728
01/01/2012 to 12/31/2012	11.588810	13.456152	69,092.6107
01/01/2013 to 12/31/2013	13.456152	16.252062	61,196.2545
01/01/2014 to 12/31/2014	16.252062	14.185172	60,774.8863
01/01/2015 to 12/31/2015	14.185172	13.027468	61,633.6296
01/01/2016 to 12/31/2016	13.027468	13.713140	55,989.5545
01/01/2017 to 12/31/2017	13.713140	15.717660	52,276.9175
01/01/2018 to 12/31/2018	15.717660	13.052032	51,796.0211
01/01/2019 to 12/31/2019	13.052032	14.425317	48,407.9086
01/01/2020 to 12/31/2020	14.425317	14.003194	49,970.9183
262

CONDENSED FINANCIAL INFORMATION (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Putnam Variable Trust
Putnam VT Equity Income Sub-Account (Class IB)
01/01/2011 to 12/31/2011	15.131025	15.147205	13,121.5387
01/01/2012 to 12/31/2012	15.147205	17.747339	12,923.9836
01/01/2013 to 12/31/2013	17.747339	23.081210	10,231.5511
01/01/2014 to 12/31/2014	23.081210	25.539544	10,105.8077
01/01/2015 to 12/31/2015	25.539544	24.320655	9,927.2409
01/01/2016 to 12/31/2016	24.320655	27.145933	9,613.3088
01/01/2017 to 12/31/2017	27.145933	31.668539	9,535.2647
01/01/2018 to 12/31/2018	31.668539	28.460356	9,451.7749
01/01/2019 to 12/31/2019	28.460356	36.451644	8,395.9483
01/01/2020 to 12/31/2020	36.451644	37.876778	8,356.3646
263

FINANCIAL STATEMENTS
The financial statements comprising each of the Sub-Accounts of the Separate Account and the financial statements of the Company are incorporated by reference to the submission form type N-VPFS, File No. 811-05200, filed by the Separate Account with the SEC on March 26, 2021.
The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.
264

PART C
OTHER INFORMATION
ITEM 24.	FINANCIAL STATEMENTS AND EXHIBITS
a. Financial Statements
The financial statements of each of the Sub-Accounts of the Separate Account are incorporated by reference in Part B hereof and include:
1. Report of Independent Registered Public Accounting Firm.
2. Statements of Assets and Liabilities as of December 31, 2020.
3. Statements of Operations for the year ended December 31, 2020.
4. Statements of Changes in Net Assets for the years ended December 31, 2020 and 2019.
5. Notes to the Financial Statements.
The consolidated financial statements and financial statement schedules of the Company and subsidiaries are incorporated by reference in Part B hereof and include:
1. Report of Independent Registered Public Accounting Firm.
2. Consolidated Balance Sheets as of December 31, 2020 and 2019.
3. Consolidated Statements of Operations for the years ended December 31, 2020, 2019 and 2018.
4. Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2020, 2019 and 2018.
5. Consolidated Statements of Equity for the years ended December 31, 2020, 2019 and 2018.
6. Consolidated Statements of Cash Flows for the years ended December 31, 2020, 2019 and 2018.
7. Notes to the Consolidated Financial Statements.
8. Financial Statement Schedules.
b. Exhibits
1.	(i)	Resolutions of the Board of Directors of the COVA Financial Services Life Insurance Company authorizing the establishment of the Variable Account. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 on Form N-4 (File Nos. 033-39100 and 811-05200) filed electronically on April 29, 1999.
	(ii)	Revised and Restated Resolutions of Board of Directors of MetLife Investors Insurance Company (adopted June 11, 2004). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 9 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on July 15, 2004.
	(iii)	Resolutions of the Board of Directors of MetLife Investors Insurance Company (including Agreement and Plan of Merger attached as Exhibit A to the resolutions) (adopted August 13, 2014). Incorporated herein by reference to Initial Registration Statement on Form N-4 (File Nos. 333-200247 and 811-05200) electronically filed November 17, 2014.
	(iv)	Resolutions of the Board of Directors of MetLife Insurance Company of Connecticut authorizing the acceptance of the Separate Account (adopted September 17, 2014). Incorporated herein by reference to Initial Registration Statement on Form N-4 (File Nos. 333-200247 and 811-05200) electronically filed November 17, 2014.
2.	Not Applicable.
3.	(i)	Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company effective November 24, 2009. Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 19 to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically April 7, 2009.

(a)	Amendment to Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. Incorporated herein by reference to Initial Registration Statement on Form N-4 (File Nos. 333-200247 and 811-05200) electronically filed November 17, 2014.
(b)	Amendment No. 2 to the Distribution and Principal Underwriting Agreement between MetLife Insurance Company USA and MetLife Investors Distribution Company (effective December 7, 2015). Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities’ Post-Effective Amendment No. 26 to Form N-4 (File Nos. 333-101778 and 811-21262) as electronically filed April 6, 2016.
(ii)	Form of Enterprise Selling Agreement 9-12 (MetLife Investors Distribution Company Sales Agreement). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 29 to Form N-4 (File Nos. 333-51950 and 811-05200) filed electronically on April 23, 2013.
(iii)	Principal Underwriting and Distribution Agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC (effective March 6, 2017). Incorporated herein by reference to Brighthouse Separate Account A’s Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209053 and 811-03365) as electronically filed April 12, 2017.
(iv)	Form of Brighthouse Securities, LLC Sales Agreement. Incorporated herein by reference to Brighthouse Separate Account A’s Post-Effective Amendment No. 7 to Form N-4 (File Nos. 333-209053 and 811-03365) as electronically filed December 14, 2017.
4.	(i)	Individual Flexible Purchase Payment Deferred Variable Annuity Contract. Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically to November 22, 2000.
(ii)	Enhanced Dollar Cost Averaging Rider. Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically to November 22, 2000.
(iii)	Three Month Market Entry Rider. Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically to November 22, 2000.
(iv)	Death Benefit Rider - (Principal Protection). Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically to November 22, 2000.
(v)	Death Benefit Rider - (Compounded - Plus). Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically to November 22, 2000.
(vi)	Death Benefit Rider - (Annual Step-Up). Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically to November 22, 2000.
(vii)	Guaranteed Minimum Income Benefit Rider - (Living Benefit). Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically to November 22, 2000.
(viii)	Additional Death Benefit Rider - (Earnings Preservation Benefit). Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically to November 22, 2000.
(ix)	Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider. Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically to November 22, 2000.
(x)	Terminal Illness Rider. Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically to November 22, 2000.
(xi)	Individual Retirement Annuity Endorsement. Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically to November 22, 2000.
(xii)	Roth Individual Retirement Annuity Endorsement. Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically to November 22, 2000.
(xiii)	401 Plan Endorsement. Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically to November 22, 2000.
(xiv)	Tax Sheltered Annuity Endorsement. Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically to November 22, 2000.

(xv)	Unisex Annuity Rates Rider. Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically to November 22, 2000.
(xvi)	Form of Endorsement (Name Change - effective February 5, 2001. MetLife Investors Insurance Company; formerly, Cova Financial Services Life Insurance Company). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 on Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on May 1, 2001.
(xvii)	Form of Guaranteed Minimum Income Benefit Rider - (Living Benefit) (GMIB II) 7018-I 03/03). Incorporated herein by reference to MetLife Investors USA Separate Account A's Post-Effective Amendment No. 5 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 27, 2004.
(xviii)	Form of Guaranteed Withdrawal Benefit Rider MLI-690-1 (7/04) (GWB I). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on May 19, 2004.
(xix)	Form of Contract Schedule [Class AA, B, C, L, VA or XC] 7028-2 (7/04). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 9 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on July 15, 2004.
(xx)	Individual Retirement Annuity Endorsement 7023.1 (9/02). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 9 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on July 15, 2004.
(xxi)	Roth Individual Retirement Annuity Endorsement 7024.1 (9/02). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 9 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on July 15, 2004.
(xxii)	401(a)/403(a) Plan Endorsement 7025.1 (9/02). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 9 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on July 15, 2004.
(xxiii)	Tax Sheltered Annuity Endorsement 7026.1 (9/02). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 9 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on July 15, 2004.
(xxiv)	Simple Individual Retirement Annuity Endorsement 7276 (9/02). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 9 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on July 15, 2004.
(xxv)	Form of Guaranteed Minimum Income Benefit Rider (GMIB Plus or GMIB III) 7018-2 (5/05). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on April 26, 2005.
(xxvi)	Form of Enhanced Dollar Cost Averaging Rider 7013-1 (5/05). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on April 26, 2005.
(xxvii)	Form of Three Month Market Entry Rider 7013-1 (5/05). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on April 26, 2005.
(xxviii)	Form of Contract Schedule 7028-3 (5/05). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on April 26, 2005.
(xxix)	Guaranteed Withdrawal Benefit Rider MLI-690-2 (11/05). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File Nos. 333-54358 and 811-05200) filed electronically on July 13, 2005.
(xxx)	Form of Contract Schedule [Class AA, B, C, L, VA or XC] 7028-4 (11/05). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on July 13, 2005.
(xxxi)	Guaranteed Withdrawal Benefit Endorsement MLI-GWB (11/05)-E. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on July 13, 2005.

(xxxii)	Guaranteed Minimum Accumulation Benefit Rider MLI-670-1 (11/05). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on July 13, 2005.
(xxxiii)	Designated Beneficiary Non-Qualified Annuity Endorsement MLI-NQ-1 (11/05)-I. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on September 9, 2005.
(xxxiv)	Form of Guaranteed Minimum Income Benefit Rider (GMIB Plus). Incorporated herein by reference to MetLife Investors USA Separate Account A's Post-Effective Amendment No. 16 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 13, 2006.
(xxxv)	Form of Contract Schedule (Enhanced GMIB Plus). Incorporated herein by reference to MetLife Investors USA Separate Account A's Post-Effective Amendment No. 16 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 13, 2006.
(xxxvi)	Lifetime Guaranteed Withdrawal Benefit Rider MLI-690-3 (6/06) (LWG I). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on April 21, 2006.
(xxxvii)	Form of Contract Schedule [Class AA, B, C, L, VA or XC] 7028-5 (6/06). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on April 21, 2006.
(xxxiii)	Form of Guaranteed Minimum Death Benefit Rider MLI-640-1 (4/08) (EDB I). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 to Form N-4 (File Nos. 333-51950 and 811-05200) filed electronically on December 21, 2007.
(xxxix)	Form of Contract Schedule MLI-EDB (4/08) (EDB I). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 to Form N-4 (File Nos. 333-51950 and 811-05200) filed electronically on December 21, 2007.
(xl)	Form of Guaranteed Minimum Income Benefit Rider-Living Benefit MLI-560-4 (4/08) (GMIB Plus II). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 to Form N-4 (File Nos. 333-51950 and 811-05200) filed electronically on December 21, 2007.
(xli)	Form of Lifetime Guaranteed Withdrawal Benefit Rider MLI-690-4 (4/08) (LWG II). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 to Form N-4 (File Nos. 333-51950 and 811-05200) filed electronically on December 21, 2007.
(xlii)	Form of Spousal Continuation Endorsement MLI-GMIB (2-10)-E. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 26 to Form N-4 (File Nos. 333-51950 and 811-05200) filed electronically on April 13, 2010.
(xliii)	Qualified Distribution Program Endorsement MLI-RMD (7/10)-E. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 30 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on June 15, 2010.
(xliv)	Form of Tax-Sheltered Annuity Endorsement MLI-398-3 (12/08). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 27 to Form N-4 (File Nos. 333-51950 and 811-05200) filed electronically on April 12, 2011.
(xlv)	401(a)/403(a) Plan Endorsement MLI-401-3 (5/11). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 28 to Form N-4 (File Nos. 333-51950 and 811-05200) filed electronically on April 24, 2012.
(xlvi)	Non-Qualified Annuity Endorsement MLI-NQ (11-04)-I. Incorporated herein by reference to Initial Registration Statement on Form N-4 (File Nos. 333-200247 and 811-05200) electronically filed November 17, 2014.
(xlvii)	Merger Endorsement (effective November 14, 2014) (MetLife Investors Insurance Company merged into MetLife Insurance Company USA) 6-E118-14. Incorporated herein by reference to Initial Registration Statement on Form N-4 (File Nos. 333-200247 and 811-05200) electronically filed November 17, 2014.
(xlviii)	Brighthouse Life Insurance Company Name Change Endorsement (effective March 6, 2017) 5-E132-16. Incorporated herein by reference to Brighthouse Separate Account A’s Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209053 and 811-03365) as electronically filed April 12, 2017.

5.	(i)	Form of Variable Annuity Application. Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically to November 22, 2000.
(ii)	Form of Variable Annuity Application (Class B) 7029 (11/00) APPVA-504-B. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on April 27, 2004.
(iii)	Form of Variable Annuity Application (Class AA) 7029 (1/01) APPVA-504AA. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on April 27, 2004.
(iv)	Forms of Variable Annuity Application: Class VA 7029 (7/04) APPVA-504VA; Class AA 7029 (7/04) APPVA-504AA; and Class B 7029 (7/04) APPVA-504B, Incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on May 19, 2004.
(v)	Form of Variable Annuity Application (Class VA) 7029 (1/05) APPVA105VA. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on April 26, 2005.
(vi)	Form of Variable Annuity Application (Class VA) 7029 (4/05) APPVA1105VA. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on July 13, 2005.
(vii)	Form of Variable Annuity Application (Class B) 7029 (4/05) APPVA-505B. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on July 13, 2005.
(viii)	Form of Variable Annuity Application (Class VA) 7029 (1/06) APPVAVA 606. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on April 21, 2006.
(ix)	Form of Variable Annuity Application (Class B) 7029 (7/04) APPVABLIS 506. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on April 21, 2006.
(x)	Form of Variable Annuity Application (Class AA) 7029 (7/04) APPVAAA 506. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on April 21, 2006.
(xi)	Form of Variable Annuity Application (Class XC) 7029 (10/07) APPXC April 2008. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 to Form N-4 (File Nos. 333-51950 and 811-05200) filed electronically on April 22, 2008.
(xii)	Form of Variable Annuity Application (Class AA) 7029 (10/07) APPAA April 2008. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 25 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on April 22, 2008.
(xiii)	Form of Variable Annuity Application (Class B) 7029 (10/07) APPB April 2008. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 25 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on April 22, 2008.
6.	(i)	Copy of Certificate of Incorporation of the Company and Certificate of Amendment (effective November 14, 2014). Incorporated herein by reference to Initial Registration Statement on Form N-4 (File Nos. 333-200247 and 811-05200) electronically filed November 17, 2014.
(ii)	Copy of the Bylaws of the Company. Incorporated herein by reference to Initial Registration Statement on Form N-4 (File Nos. 333-200247 and 811-05200) electronically filed November 17, 2014.
(iii)	Copy of Amendment of Certificate of Incorporation of the Company (effective March 6, 2017). Incorporated herein by reference to Brighthouse Separate Account A’s Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209053 and 811-03365) as electronically filed April 12, 2017.
(iv)	Copy of Amended and Restated Bylaws of the Company. Incorporated herein by reference to Brighthouse Separate Account A’s Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209053 and 811-03365) as electronically filed April 12, 2017.
7.	(i)	Amended and Restated Indemnity Retrocession Agreement with coverage effective as of October 1, 2005 between MetLife Insurance Company USA and Catalyst Re Ltd. Incorporated

herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-200244 and 811-05200) electronically filed April 28, 2015.
(ii)	Notice of Final Adjusted Recapture Payment Amount in respect of the Amended and Restated Indemnity Retrocession Agreement, effective as of October 1, 2005 between MetLife Insurance Company USA and Catalyst Re Ltd. (effective July 31, 2015). Incorporated herein by reference to Brighthouse Separate Account A’s Post-Effective Amendment No. 2 to Form N-4 (File Nos. 333-200253 and 811-03365) filed electronically on April 15, 2016.
8.	(i)(a)	Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc., The Travelers Insurance Company, The Travelers Life and Annuity Company and Travelers Distribution LLC effective October 1, 2000 and Amendments to the Participation Agreement (respectively effective May 1, 2003, March 31, 2005 and April 28, 2008). Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 19 to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically April 7, 2009.
(b)	Amendment dated April 30, 2010 to the Participation Agreement dated October 1, 2000 by and among AIM Variable Insurance Funds, AIM Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 21 to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically April 5, 2011.
(c)	Amendment dated April 30, 2010 to the Participation Agreement dated October 1, 2000 between AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("AVIF"), Invesco Distributors, Inc. and MetLife Insurance Company of Connecticut. Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 21 to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically April 5, 2011.
(d)	Participation Agreement with AIM Variable Insurance Funds (Invesco Variable Insurance Funds) and AIM Distributors, Inc. (effective November 17, 2014). Incorporated herein by reference to Initial Registration Statement on Form N-4 (File Nos. 333-200247 and 811-05200) electronically filed November 17, 2014.
(e)	Amendment to Participation Agreement among AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Invesco Distributors, Inc., Brighthouse Life Insurance Company and Brighthouse Securities, LLC (effective March 6, 2017). Incorporated herein by reference to Brighthouse Separate Account Eleven for Variable Annuities’ Post-Effective Amendment No. 29 to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically on April 25, 2018.
(f)	Amendment No. 8 to Participation Agreement Among AIM Variable Insurance Funds (Invesco Variable Insurance Funds, Invesco Distributors, Inc., Brighthouse Life Insurance Company and Brighthouse Securities, LLC (effective January 1, 2021). Incorporated herein by reference to Brighthouse Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 33 to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically on April 7, 2021.
(ii)(a)	Amended and Restated Participation Agreement among The Travelers Insurance Company, The Travelers Life and Annuity Company, Travelers Distribution LLC, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. effective May 1, 2004 and an Amendment to the Amended and Restated Participation Agreement (effective May 1, 2005). Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 19 to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically April 7, 2009.
(b)	Amendment No. 5 dated October 5, 2010 to the Amended and Restated Participation Agreement dated May 1, 2004 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 3 to Form N-4 (File Nos. 333-152189 and 811-21262) electronically filed April 5, 2011.
(c)	Participation Agreement Addendum effective May 1, 2011 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-152189 and 811-21262) electronically filed April 4, 2012.

(d)	Amendment dated January 15, 2013 to the Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 23 to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically April 3, 2013.
(e)	Amendment No. 7 to Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. Incorporated herein by reference to Initial Registration Statement on Form N-4 (File Nos. 333-200247 and 811-05200) electronically filed November 17, 2014.
(f)	Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective August 1, 2014). Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities’ Post-Effective Amendment No. 26 to Form N-4 (File Nos. 333-101778 and 811-21262) as electronically filed April 6, 2016.
(g)	Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Brighthouse Life Insurance Company, Brighthouse Life Insurance Company of NY and Brighthouse Securities, LLC (effective March 6, 2017). Incorporated herein by reference to Brighthouse Separate Account Eleven for Variable Annuities’ Post-Effective Amendment No. 29 to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically on April 25, 2018.
(iii)(a)	Participation Agreement among The Travelers Insurance Company, The Travelers Life and Annuity Company, Travelers Distribution LLC, Scudder Variable Series I, Scudder Distributors, Inc. and Deutsche Asset Management effective June 5, 2003 and Amendments to the Participation Agreement (respectively effective August 1, 2003, December 12, 2003, May 3, 2004 and April 15, 2005). Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 19 to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically April 7, 2009.
(b)	Amendment dated April 30, 2010 to the Participation Agreement dated June 5, 2003 between DWS Variable Series I, DWS Investments Distributors, Inc., Deutsche Investment Management Americas Inc. and MetLife Insurance Company of Connecticut. Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 21 to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically April 5, 2011.
(c)	Participation Agreement among The Travelers Insurance Company, The Travelers Life and Annuity Company, Travelers Distribution LLC, Scudder Variable Series II, Scudder Distributors, Inc. and Deutsche Asset Management effective June 5, 2003 and Amendments to the Participation Agreement (respectively effective August 1, 2003, December 12, 2003, May 3, 2004, November 1, 2004 and December 28, 2004). Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 19 to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically April 7, 2009.
(d)	Amendment dated April 30, 2010 to the Participation Agreement dated June 5, 2003 between DWS Variable Series II, DWS Investments Distributors, Inc., Deutsche Investment Management Americas Inc. and MetLife Insurance Company of Connecticut. Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 21 to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically April 5, 2011.
(e)	Participation Agreement with Scudder Variable Series I, Scudder Distributors, Inc. and Deutsche Investment Management Americas Inc. (effective November 17, 2014). Incorporated herein by reference to Initial Registration Statement on Form N-4 (File Nos. 333-200247 and 811-05200) electronically filed November 17, 2014.
(iv)(a)	Participation Agreement among MFS Variable Insurance Trust, MetLife Insurance Company of Connecticut and MFS Fund Distributors, Inc. dated November 10, 2008. Incorporated herein by reference to MetLife of CT Fund UL III for Variable Life Insurance Post-Effective Amendment No. 15 to Form N-6 (File Nos. 333-71349 and 811-09215) electronically filed April 9, 2009.
(b)	Amendment No. 1 to Participation Agreement with MFS Variable Insurance Trust and MFS Fund Distributors, Inc. (effective November 17, 2014). Incorporated herein by reference to Initial Registration Statement on Form N-4 (File Nos. 333-200247 and 811-05200) electronically filed November 17, 2014.

(v)(a)	Participation Agreement among The Travelers Insurance Company, The Travelers Life and Annuity Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC dated May 1, 2001 and amendments. Incorporated herein by reference to MetLife of CT Fund UL III for Variable Life Insurance Post-Effective Amendment No. 15 to Form N-6 (File Nos. 333-71349 and 811-09215) electronically filed April 9, 2009.
(b)	Amendment dated April 18, 2011 to the Participation Agreement dated May 1, 2001 among The Travelers Insurance Company, The Travelers Life and Annuity Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC. Incorporated herein by reference to MetLife of CT Fund UL III for Variable Life Insurance Post-Effective Amendment No. 18 to Form N-6 (File Nos. 333-71349 and 811-09215) electronically filed April 5, 2012.
(c)	Amendment to Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC (effective November 17, 2014). Incorporated herein by reference to Initial Registration Statement on Form N-4 (File Nos. 333-200247 and 811-05200) electronically filed November 17, 2014.
(vi)(a)	Amended and Restated Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P., The Travelers Insurance Company and The Travelers Life and Annuity Company dated June 1, 2001 and amendments. Incorporated herein by reference to MetLife of CT Fund UL III for Variable Life Insurance Post-Effective Amendment No. 15 to Form N-6 (File Nos. 333-71349 and 811-09215) electronically filed April 9, 2009.
(b)	Amendment to Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P. (effective November 17, 2014). Incorporated herein by reference to Initial Registration Statement on Form N-4 (File Nos. 333-200247 and 811-05200) electronically filed November 17, 2014.
(c)	Amendment to Participation Agreement among Putnam Variable Trust, Putnam Retail Management Limited Partnership and Brighthouse Life Insurance Company (effective March 6, 2017). Incorporated herein by reference to Brighthouse Fund UL III for Variable Life Insurance's Post-Effective Amendment No. 25 to Form N-6 (File Nos. 333-71349 and 811-09215) filed electronically on April 25, 2018.
(vii)(a)	Amended and Restated Participation Agreement among The Travelers Insurance Company, Fidelity Distributors Corporation, VIP Fund, VIP Fund II and VIP Fund III effective May 1, 2001 and Amendments to the Amended and Restated Participation Agreement (respectively effective May 1, 2003 and December 8, 2004). Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 19 to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically April 7, 2009.
(b)	Summary Prospectus Agreement among Fidelity Distributors Corporation and MetLife Insurance Company of Connecticut effective April 30, 2010. Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 3 to Form N-4 (File Nos. 333-152189 and 811-21262) electronically filed April 5, 2011.
(c)	Amendments to the Participation Agreement with Fidelity Variable Insurance Product Funds (effective November 17, 2014). Incorporated herein by reference to Initial Registration Statement on Form N-4 (File Nos. 333-200247 and 811-05200) electronically filed November 17, 2014.
(d)	Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and Brighthouse Life Insurance Company (effective March 6, 2017). Incorporated herein by reference to Brighthouse Separate Account Eleven for Variable Annuities’ Post-Effective Amendment No. 29 to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically on April 25, 2018.
(viii)(a)	Participation Agreement among Met Investors Series Trust, Met Investors Advisory, LLC, MetLife Investors Distribution Company, The Travelers Insurance Company and The Travelers Life and Annuity Company effective November 1, 2005. Incorporated herein by reference to MetLife of CT Fund ABD for Variable Annuities' Post-Effective Amendment No. 14 to Form N-4 (File Nos. 033-65343 and 811-07465) electronically filed April 6, 2006.
(b)	First Amendment dated May 1, 2009 to the Participation Agreement dated November 1, 2005 by and among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut. Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-152189 and 811-21262) electronically filed April 4, 2012.

(c)	Amendment dated April 30, 2010 to the Participation Agreement dated November 1, 2005 by and among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut. Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-152189 and 811-21262) electronically filed April 4, 2012.
(d)	Amendment to Participation Agreement with Met Investors Series Trust. Incorporated herein by reference to Initial Registration Statement on Form N-4 (File Nos. 333-200247 and 811-05200) electronically filed November 17, 2014.
(ix)(a)	Participation Agreement among The Travelers Insurance Company, The Travelers Life and Annuity Company, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company effective October 1, 1999 and Amendments to the Participation Agreement (respectively effective May 1, 2001, December 31, 2002, April 14, 2003, October 20, 2005 and April 28, 2008). Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 19 to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically April 7, 2009.
(b)	Amendment dated April 30, 2010 to the Participation Agreement dated October 1, 1999 between American Funds Insurance Series, Capital Research and Management Company and MetLife Insurance Company of Connecticut. Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 3 to Form N-4 (File Nos. 333-152194 and 811-21262) electronically filed April 5, 2011.
(c)	Amendment to the Participation Agreement with American Funds Insurance Series (effective November 17, 2014). Incorporated herein by reference to Initial Registration Statement on Form N-4 (File Nos. 333-200247 and 811-05200) electronically filed November 17, 2014.
(d)	Eighth Amendment to the Participation Agreement between MetLife Insurance Company USA, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company dated May 15, 2015. Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities’ Post-Effective Amendment No. 26 to Form N-4 (File Nos. 333-101778 and 811-21262) as electronically filed April 6, 2016.
(e)	Ninth Amendment to the Participation Agreement between MetLife Insurance Company USA, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company dated November 19, 2014. Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities’ Post-Effective Amendment No. 26 to Form N-4 (File Nos. 333-101778 and 811-21262) as electronically filed April 6, 2016.
(f)	Tenth Amendment to Participation Agreement among Brighthouse Life Insurance Company, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company (effective March 6, 2017). Incorporated herein by reference to Brighthouse Separate Account Eleven for Variable Annuities’ Post-Effective Amendment No. 29 to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically on April 25, 2018.
(x)(a)	Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut effective August 31, 2007. Incorporated herein by reference to MetLife of CT Separate Account Nine for Variable Annuities' Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-65926 and 811-09411) electronically filed October 31, 2007.
(b)	Amendment dated April 30, 2010 to the Participation Agreement dated August 31, 2007 by and among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut. Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-152189 and 811-21262) electronically filed April 4, 2012.
(xi)	Participation Agreement among Brighthouse Funds Trust I, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6, 2017). Incorporated herein by reference to Brighthouse Separate Account A’s Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209053 and 811-03365) as electronically filed April 12, 2017.
(xii)	Participation Agreement among Brighthouse Funds Trust II, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6, 2017). Incorporated herein by reference to Brighthouse Separate Account A’s Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209053 and 811-03365) as electronically filed April 12, 2017.

(xiii)	Participation Agreement among BlackRock Variable Series Funds, Inc. BlackRock Investments, LLC and MetLife Insurance Company USA (effective November 17, 2014). Incorporated herein by reference to MetLife Investors USA Separate Account A’s Initial Registration Statement on Form N-4 (File Nos. 333-200323 and 811-03365) filed electronically on November 18, 2014.
9.	Opinion of Counsel. Incorporated herein by reference to Initial Registration Statement on Form N-4 (File Nos. 333-200247 and 811-05200) electronically filed November 17, 2014.
10.	Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP). (Filed herewith.)
11.	Not Applicable.
12.	Agreement Governing Contribution. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 on Form N-4 (File Nos. 033-39100 and 811-05200) filed electronically on April 29, 1999.
13.	Powers of Attorney for Eric Steigerwalt, Myles Lambert, Conor Murphy, Jonathan Rosenthal, Edward A. Spehar and Lynn A. Dumais. (Filed herewith.)
ITEM 25.	DIRECTORS AND OFFICERS OF THE DEPOSITOR
The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:
Name and Principal Business Address	Positions and Offices with Depositor
Eric Steigerwalt 11225 North Community House Road Charlotte, NC 28277	Director, Chairman of the Board, President and Chief Executive Officer

Myles Lambert 11225 North Community House Road Charlotte, NC 28277	Director and Vice President

Conor Murphy 11225 North Community House Road Charlotte, NC 28277	Director and Vice President

John Rosenthal 334 Madison Avenue Morristown, NJ 07960	Director, Vice President and Chief Investment Officer

Edward Spehar 11225 North Community House Road Charlotte, NC 28277	Director, Vice President and Chief Financial Officer

Michele Abate One Financial Center, 21st Floor Boston, MA 02111	Vice President

Devon Arendosh 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Information Security Officer

D. Burt Arrington 11225 North Community House Road Charlotte, NC 28277	Vice President and Secretary

Kimberly Berwanger 11225 North Community House Road Charlotte, NC 28277	Vice President

David Chamberlin 18205 Crane Nest Drive Tampa, FL 33647	Vice President

Patrisha Cox 11225 North Community House Road Charlotte, NC 28277	Vice President

Ruth Damian 11225 North Community House Road Charlotte, NC 28277	Vice President

Kumar Das Gupta 11225 North Community House Road Charlotte, NC 28277	Vice President

Christine DeBiase 11225 North Community House Road Charlotte, NC 28277	Vice President, General Counsel and Assistant Secretary

Andrew DeRosa 334 Madison Avenue Morristown, NJ 07960	Vice President

David Dooley 334 Madison Avenue Morristown, NJ 07960	Vice President

Meghan Doscher 11225 North Community House Road Charlotte, NC 28277	Vice President

Micah Dowling 11225 North Community House Road Charlotte, NC 28277	Vice President

Lynn Dumais 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Accounting Officer

Tara Figard 11225 North Community House Road Charlotte, NC 28277	Vice President

Gianna Figaro-Sterling 11225 North Community House Road Charlotte, NC 28277	Vice President and Controller

Kevin Finneran 11225 North Community House Road Charlotte, NC 28277	Vice President and Illustration Officer

Jason Frain 11225 North Community House Road Charlotte, NC 28277	Vice President

Ryan Fuhs 11225 North Community House Road Charlotte, NC 28277	Vice President

James Grady 334 Madison Avenue Morristown, NJ 07960	Vice President

Jeffrey Halperin 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Compliance Officer

Christopher Hartsfield 11225 North Community House Road Charlotte, NC 28277	Vice President and Assistant Secretary

Jeffrey Hughes 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Technology Officer

Jacob Jenkelowitz 285 Madison Avenue New York, NY 10017	Vice President and Assistant Secretary

Roger Kramer, Jr. 334 Madison Avenue Morristown, NJ 07960	Vice President

Donald Leintz 11225 North Community House Road Charlotte, NC 28277	Vice President

John Lima 334 Madison Avenue Morristown, NJ 07960	Chief Derivatives Officer

Philip Melville 334 Madison Avenue Morristown, NJ 07960	Vice President and Chief Risk Officer

Janet Morgan 11225 North Community House Road Charlotte, NC 28277	Vice President and Treasurer

Gerard Nigro 11225 North Community House Road Charlotte, NC 28277	Vice President

Alan Otis One Financial Center, 21st Floor Boston, MA 02111	Vice President

Melissa Pavlovich 11225 North Community House Road Charlotte, NC 28277	Vice President and Tax Director

Marc Pucci 334 Madison Avenue Morristown, NJ 07960	Vice President

Jose Singer-Freeman 11225 North Community House Road Charlotte, NC 28277	Vice President

Kristi Slavin One Financial Center, 21st Floor Boston, MA 02111	Vice President

Roger Andrew Vigar 11225 North Community House Road Charlotte, NC 28277	Vice President

Michael Villella 11225 North Community House Road Charlotte, NC 28277	Vice President and Illustration Actuary

Antoine Walthour 11225 North Community House Road Charlotte, NC 28277	Vice President

Mark Wessel 11225 North Community House Road Charlotte, NC 28277	Vice President

Natalie Wright 11225 North Community House Road Charlotte, NC 28277	Vice President
ITEM 26.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT
The Registrant is a separate account of Brighthouse Life Insurance Company (“BLIC” or the “Company”) under Delaware insurance law. BLIC is an indirect subsidiary of Brighthouse Financial, Inc., a publicly-traded company. The following outline indicates those entities that are controlled by Brighthouse Financial, Inc. or are under the common control of Brighthouse Financial, Inc. No person is controlled by the Registrant.
ORGANIZATIONAL STRUCTURE OF BRIGHTHOUSE FINANCIAL, INC. AND SUBSIDIARIES
AS OF DECEMBER 31, 2020
The following is a list of subsidiaries of Brighthouse Financial, Inc. as of December 31, 2020.
That entity which is listed at the left margin (labeled with a capital letter) is a direct subsidiary of Brighthouse Financial, Inc. (DE)
Each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of Brighthouse Financial, Inc.
The voting securities of the subsidiaries listed are 100% owned by their respective parent corporations. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary. All of the entities listed below are included in the consolidated financial statements of Brighthouse Financial, Inc. Each of the entities listed under Section 2 are included in the consolidated financial statements of BLIC. Both Brighthouse Financial, Inc. and BLIC file consolidated financial statements with the SEC pursuant to the Securities Exchange Act of 1934, as amended.
A.	Brighthouse Holdings, LLC (DE)

1.	New England Life Insurance Company (MA)
2.	Brighthouse Life Insurance Company (DE)
	a.		Brighthouse Reinsurance Company of Delaware (DE)
	b.		Brighthouse Life Insurance Company of NY (NY)
	c.		Brighthouse Connecticut Properties Ventures, LLC (DE)
	d.		Brighthouse Renewables Holdings, LLC (DE)
		(i.)	Greater Sandhill I, LLC (DE)
	e.		Daniel/Brighthouse Midtown Atlanta Master Limited Liability Company (DE)
		(i.)	1075 Peachtree LLC (DE)
	f.		Brighthouse Assignment Company (CT)
	g.		ML 1065 Hotel, LLC (DE)
	h.		TIC European Real Estate LP, LLC (DE)
	i.		Euro TL Investments LLC (DE)
	j.		TLA Holdings LLC (DE)
		(i.)	The Prospect Company (DE)
	k.		Euro TI Investments LLC (DE)
	l.		TLA Holdings II LLC (DE)
3.	Brighthouse Securities, LLC (DE)
4.	Brighthouse Services, LLC (DE)
5.	Brighthouse Investment Advisers, LLC (DE)
ITEM 27.	NUMBER OF CONTRACT OWNERS
As of January 31, 2021, there were 35,670 owners of qualified contracts and 28,222 owners of non-qualified contracts offered by the Registrant (Brighthouse Variable Annuity Account C).
ITEM 28.	INDEMNIFICATION
Pursuant to applicable provisions of Brighthouse Life Insurance Company’s by-laws or internal corporate policies adopted by Brighthouse Life Insurance Company or Brighthouse Financial, Inc., its ultimate parent, the directors, officers and other controlling persons of Brighthouse Life Insurance Company and of Brighthouse Life Insurance Company’s affiliate and the underwriter, Brighthouse Securities, LLC, who are made or threatened to be made a party to an action or proceeding, may be eligible to obtain indemnification against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys’ fees, incurred as a result of such action or proceeding. Under the principal underwriting agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC the parties have agreed to indemnify each other against certain liabilities and expenses from legal proceedings arising out of Brighthouse Securities LLC’s distribution of the Contracts.
Brighthouse Financial, Inc. also maintains directors and officers and professional liability insurance policies under which the Registrant, the Depositor and the Underwriter, as well as certain other Brighthouse subsidiaries, are covered. Brighthouse Financial, Inc. also has secured a financial institutions bond.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
ITEM 29.	PRINCIPAL UNDERWRITERS
(a)	Brighthouse Securities, LLC is the principal underwriter for the following investment companies (including the Registrant):
Brighthouse Fund UL for Variable Life Insurance
Brighthouse Fund UL III for Variable Life Insurance
Brighthouse Funds Trust I
Brighthouse Funds Trust II
Brighthouse Separate Account A
Brighthouse Separate Account Eleven for Variable Annuities
Brighthouse Separate Account QPN for Variable Annuities
Brighthouse Variable Annuity Account B
Brighthouse Variable Annuity Account C
Brighthouse Variable Life Account A
Brighthouse Variable Life Account One
New England Variable Annuity Separate Account
New England Variable Life Separate Account
(b)	Brighthouse Securities, LLC is the principal underwriter for the Contracts. The following persons are the officers and managers of Brighthouse Securities, LLC. The principal business address for Brighthouse Securities, LLC is 11225 North Community House Road, Charlotte, NC 28277.

Name and Principal Business Address	Positions and Offices with Underwriter

Myles Lambert 11225 North Community House Road Charlotte, NC 28277	Manager, President and Chief Executive Officer

Philip Beaulieu 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Melissa Cox 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Michael Davis 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Gerard Nigro 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

D. Burt Arrington 11225 North Community House Road Charlotte, NC 28277	Vice President and Secretary

Jeffrey Halperin 11225 North Community House Road Charlotte, NC 28277	Vice President, General Counsel and Chief Compliance Officer

Christopher Hartsfield 11225 North Community House Road Charlotte, NC 28277	Vice President and Assistant Secretary
Jacob Jenkelowitz 285 Madison Avenue New York, NY 10017	Vice President and Assistant Secretary

John John Martinez 11225 North Community House Road Charlotte, NC 28277	Principal Financial Officer

Donald Leintz 11225 North Community House Road Charlotte, NC 28277	Vice President

John Lima 334 Madison Avenue Floor 3 Morristown, NJ 07960	Vice President and Chief Derivatives Officer

Janet Morgan 11225 North Community House Road Charlotte, NC 28277	Vice President and Treasurer

Melissa Pavlovich 11225 North Community House Road Charlotte, NC 28277	Vice President and Tax Director

Jose Singer-Freeman 11225 North Community House Road Charlotte, NC 28277	Vice President
(c)	Compensation to the Distributor. The following aggregate amount of commissions and other compensation was received by the Distributor, directly or indirectly, from the Registrant and the other separate accounts of the Depositor, which also issue variable annuity contracts, during their last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts And Commissions	(3) Compensation On Redemption	(4) Brokerage Commissions	(5) Other Compensation
Brighthouse Securities, LLC	$651,736,999	$0	$0	$0
Item 30.	Location of Accounts and Records
Omitted.
ITEM 31.	MANAGEMENT SERVICES
Not Applicable.
ITEM 32.	UNDERTAKINGS
a.	Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.
b.	Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c.	Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.
REPRESENTATIONS
Brighthouse Life Insurance Company (the "Company") hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by the Company.
The Company hereby represents that it is relying upon the Securities and Exchange Commission No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:
1.	Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;
2.	Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;
3.	Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;
4.	Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the city of Charlotte, and state of North Carolina, on the 13th day of April, 2021.
BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C (Registrant)
By:	BRIGHTHOUSE LIFE INSURANCE COMPANY
By:	/s/ Donald A. Leintz
Donald A. Leintz Vice President

By:	BRIGHTHOUSE LIFE INSURANCE COMPANY
(Depositor)
By:	/s/ Donald A. Leintz
Donald A. Leintz Vice President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on April 13, 2021.
/s/ Eric Steigerwalt* Eric Steigerwalt	Chairman of the Board, President, Chief Executive Officer and a Director
/s/ Myles Lambert* Myles Lambert	Director and Vice President
/s/ Conor Murphy* Conor Murphy	Director and Vice President
/s/ Jonathan Rosenthal* Jonathan Rosenthal	Director, Vice President and Chief Investment Officer
/s/ Edward A. Spehar* Edward A. Spehar	Director, Vice President and Chief Financial Officer
/s/ Lynn A. Dumais* Lynn A. Dumais	Vice President and Chief Accounting Officer

*By:	/s/ Michele H. Abate
Michele H. Abate, Attorney-In-Fact April 13, 2021
*	Brighthouse Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

INDEX TO EXHIBITS
10.	Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)
13.	Powers of Attorney